UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-53023
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 24	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08241

Amendment No. 125	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT - 9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May1, 2010

It is proposed that this filing will become effective (check appropriate box)
☐       immediately upon filing pursuant to paragraph (b)
☑       on May 1, 2010 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Purchase Payment Deferred Variable Annuity Contract

The Best of America® Choice Venue Annuity®
Nationwide Life Insurance Company
Individual Flexible Purchase Payment Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2010 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2010 ), which contains additional information about the contracts and the Variable Account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 37.

T o obtain free copies of the Statement of Additional Information, and other information about the Variable Account that has been filed with the SEC, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	Dreyfus
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Invesco
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	The Universal Institutional Funds, Inc.
•	Van Eck Variable Insurance Products Trust
•	Van Kampen Life Investment Trust

For a complete list of the available Sub-Accounts, please refer to " Appendix A: Underlying Mutual Funds. " For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.  Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the Fixed Account.

1

Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Variable Account Contract Value before the Annuitization Date.

Annuitant- The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin.  This date may be changed by the Contract Owner with Nationwide's consent.

Annuity Unit- An accounting unit of measure used to calculate variable annuity payments.

Co-Annuitant(s) - The person(s) designated by the Contract Owner to receive the Spousal Protection Feature.

Contract Owner(s) - the person(s) who owns all rights under the contract.  All references in this prospectus to " you " shall mean the Contract Owner.

Contract Value- The total value of all Accumulation Units plus any amount held in the Fixed Account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral Fixed Account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets - A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC- Federal Deposit Insurance Corporation.

Fixed Account- An investment option that is funded by Nationwide's General Account.   Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.

General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account – A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide- Nationwide Life Insurance Company.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

Qualified Plans- Retirement plans that receive favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

Sub-Accounts- Divisions of the Variable Account, each of which invests in a single underlying mutual fund .

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions).

Valuation Date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-9, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

2

Table of Contents
Page
Glossary of Special Terms	2
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	6
Example	6
Synopsis of the Contracts	7
Surrenders
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free-look
Financial Statements	8
Condensed Financial Information	8
Nationwide Life Insurance Company	8
Nationwide Investment Services Corporation	9
Investing in the Contract	9
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	11
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	13
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Short-Term Trading Fees
Premium Taxes
Optional Contract Benefits, Charges and Deductions	15
Optional Death Benefit
Guaranteed Minimum Income Benefit Options
Spousal Protection Annuity Option
Beneficiary Protector Option
Capital Preservation Plus Option
Removal of Variable Account Charges	20
Contract Ownership	20
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	21
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Examine and Cancel	25
Surrender (Redemption) Prior to Annuitization	25
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

3

Table of Contents (continued)	Page
Loan Privilege	27
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	28
Contract Owner Services	28
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	29
Annuitizing the Contract	29
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	32
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
Death Benefit Payment
Statements and Reports	33
Legal Proceedings	34
Table of Contents of Statement of Additional Information	37
Appendix A: Underlying Mutual Funds	38
Appendix B: Condensed Financial Information	44
Appendix C: Contract Types and Tax Information	66

4

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%1
*Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$252
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses ( assessed as an annualized percentage of the Daily Net Assets)5
Mortality and Expense Risk Charge	1.50%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver Total Variable Account Charges (including this option only)	0.15% 1.65%
Guaranteed Minimum Income Benefit Options (not available on or after May 1, 2003) (an applicant could elect one)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.95%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.80%
Spousal Protection Annuity Option6 Total Variable Account Charges (including this option only)	0.10% 1.60%
Beneficiary Protector Option
Total Variable Account Charges (including this option)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40% 1.90%
Capital Preservation Plus Option
Total Variable Account Charges (including this option)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
0.50% 2.00%7

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Variable Account Charge (applicable to all contracts)	1.50%
Greater of One-Year or 5% Enhanced Death Benefit Option with Long Term Care/Nursing Home Waiver	0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Spousal Protection Annuity Option	0.10%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.10%

5

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2009 , charged by the underlying mutual funds that you may pay periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.67%	1.99%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
(1) 15% of the following: the total of all purchase payments that are subject to CDSC, minus any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal; or
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or Qualified Plans.
2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.
3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.   The amount assessed to the contract will equal the amount assessed by the state or government entity.
4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is 2.25%.
5 These charges apply only to Sub-Account allocations.  They do not apply to allocations made to the Fixed Account or the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.
6 The Spousal Protection Annuity Option is only available for contracts issued as Individual Retirement Annuities and Non-Qualified Contracts.
7 The Capital Preservation Plus Option may only be elected at the time of application.  Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.10%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 1.99%)	$1,129	$2,023	$2,909	$5,262	*	$1,598	$2,654	$5,262	$534	$1,598	$2,654	$5,262
Minimum Total Underlying Mutual Fund Operating Expenses ( 0.67%)	$991	$1,625	$2,276	$4,149	*	$1,200	$2,021	$4,149	$396	$1,200	$2,021	$4,149

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

6

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant."

The contracts can be categorized as follows:

•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs");
•	Investment-only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs; and
•	Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.

For more detailed information with regard to the differences in the contract types, please see "Appendix C : Contract Types and Tax Information " later in this prospectus.  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation .

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing.  See the " Surrender (Redemption) Prior to Annuitization " section later in this prospectus.  After the Annuitization Date, surrenders are not permitted.  See the " Surrender (Redemption) After Annuitization " section later in this prospectus.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
Tax Sheltered Annuity*	$10,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments are not permitted in Oregon, and may not be permitted in other states under certain circumstances.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

Guaranteed Term Options. Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.50% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

7

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

An optional death benefit is available under the contract and must be elected at the time of application.  In states that have approved the option, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver Option.  If this option is elected, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account (see "Death Benefit Payment").

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available at the time of application.  If the Contract Owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the Daily Net Assets of the Variable Account, depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

A Spousal Protection Annuity Option is available at the time of application for an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account (see "Spousal Protection Annuity Option").

A Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.  If the Contract Owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

The Capital Preservation Plus Option may only be elected at the time of application.  If the Contract Owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value less any applicable federal and state income tax withholding.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").

Nationwide Life Insurance Company

Nationwide , the depositor, is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

8

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a Variable Account that contains the underlying mutual funds listed in "Appendix A: Underlying Mutual Funds."  The Variable Account was established on May 22, 1997, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the Variable Account are NOT publicly traded funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.  Contract Owners should read these prospectuses carefully before investing.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of the underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

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Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

In April 2009, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected Contract Owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters Variable Account-9.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.  For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken for any reason before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from the Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information. Contract Owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

For Contract Owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For Contract Owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

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The Fixed Account

The Fixed Account is an investment option that is funded by assets of Nationwide's General Account.  The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the Contract Owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.  Nationwide reserves the right to refuse transfers into the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate – The rate available for maturing Fixed Account allocations that are entering a new guarantee period.  The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the Contract Owner's Fixed Account matures.  At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the Fixed Account allocation occurs.  If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.  The Contract Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the Fixed Account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits.  However, for Contract Owners that elect the Beneficiary Protector Option, a charge for that option is assessed to assets in the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For Contract Owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the Fixed Account will be assessed a fee of 0.40%.  Consequently, any guaranteed interest rate of return for assets in the Fixed Account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the Fixed Account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and

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advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

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•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2009 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0. 55% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.50% of the Daily Net Assets of the Variable Account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered,

Nationwide will, with certain exceptions, deduct a CDSC, as described below.  The CDSC will not exceed 7% of purchase payments surrendered.

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The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments.  For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's General Account, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:

(a)	15% of the following: the total of all purchase payments that are subject to CDSC, minus any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal; or

(b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least two years;

(2)	upon payment of a death benefit; or

(3)	from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among Sub-Accounts or between or among the Guaranteed Term Options, the Fixed Account or the Variable Account.

A contract held by a Charitable Remainder Trust (as defined by Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

(b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the Contract Value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide Contract Owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net Asset Values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed Contract Years.  This enables the Contract Owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Long Term Care Facility and Terminal Illness Benefit

The contract includes a Long-Term Care Facility and Terminal Illness benefit at no extra charge.  This benefit allows Contract Owners to withdraw value from their contract without incurring a CDSC, provided the following conditions are satisfied.

No CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

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In the case of joint ownership, the waiver will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as Contract Owner acting as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision.  If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A: Underlying Mutual Funds" later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as dollar cost averaging, asset rebalancing, and systematic withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of Annuity Units to make annuity payments; or

•	surrenders of Accumulation Units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Optional Death Benefit

Greater of One-Year or 5% Enhanced Death Benefit Option

In states that have approved the option, if an applicant elects the Greater of One-Year or 5% Enhanced Death Benefit Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

Under this option, if the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

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(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the Annuitant's 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date of the partial surrender.

For more information about the standard and optional death benefit, please see the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the Contract Owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the Daily Net Assets of the Variable Account, depending on which option was chosen.  Nationwide may realize a profit from the charges assessed for these options.

Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Spousal Protection Annuity Option

For an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account, an applicant for an IRA or a Non-Qualified Contract may elect the Spousal Protection Annuity Option.  If an applicant wishes to elect this option, the contract must meet the following requirements:

(1)
one or both of the spouses must be named as the Contract Owner.  For contracts issued as Individual Retirement Annuities, only the person for whom the Individual Retirement Annuity is established may be named as the sole Contract Owner;

(2)	both spouses must be named as Co-Annuitants and both must be age 85 or younger at the time the contract is issued;

(3)	no other person may be named as Contract Owner, joint owner, contingent owner, Annuitant, Co-Annuitant or primary beneficiary; and

(4)
if both spouses are alive upon annuitization, the Contract Owner(s) must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend.  For contracts issued as Individual Retirement Annuities, the person to receive annuity payments at the time of annuitization must be the Contract Owner.

Election of the Spousal Protection Annuity Option permits the following:

If one Annuitant dies prior to annuitization of the contract, the surviving spouse may continue the contract as the sole Contract Owner.  If the surviving spouse chooses to continue the contract, he or she may name a new beneficiary but may not name another Co-Annuitant.

If the death benefit is higher than the Contract Value at the time of the death of any Annuitant, the Contract Value will be adjusted to equal the death benefit amount.

If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Option to cover a subsequent spouse.

Nationwide may realize a profit from the charge assessed for this option.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, the Contract Owner may purchase a Beneficiary Protector Option.  Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.   Nationwide will also stop assessing this charge once the contract is annuitized.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account will be lowered by 0.40% due to the assessment of this charge.  Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the Annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the Annuitant.  Upon the death of the Annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner and subject to any mandatory distribution rules.

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Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a = the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date and the Annuitant dies  prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected  = (a) – (b) – (c) – (d), where:

a = Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:

(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the contract anniversary to the contract;

(b)	the benefit will terminate and will no longer be in effect; and

(c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the Sub-Accounts of the Variable Account, the Fixed Account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").  Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of Contract Value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the Fixed Account and certain underlying mutual funds that are available under the program.  This investment component is allocated according to Contract Owner instructions.

If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.  All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the Contract Value will be made available

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for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period.  When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option.  To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the Contract Value would be available to be allocated among underlying funds or the Fixed Account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the Fixed Account.  This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may only be elected at the time of application.

Conditions Associated with the Capital Preservation Plus Option

A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•
If, while the Capital Preservation Plus Option is elected, the Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Fixed Account and/or the available underlying mutual funds.  The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.

Nationwide makes only certain underlying mutual funds available when a Contract Owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

The Fixed Account and only the following underlying mutual funds are available when the Capital Preservation Plus Option is elected:

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

Dreyfus
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class 2
•	VIP Growth Portfolio: Service Class 2
•	VIP Mid Cap Portfolio: Service Class 2

MFS® Variable Insurance Trust
•	MFS Value Series: Service Class

Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class

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Nationwide Variable Insurance Trust
•	NVIT Government Bond Fund: Class II
•	NVIT Investor Destinations Funds
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Money Market Fund: Class I
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Nationwide Fund: Class II

Oppenheimer Variable Account Funds
•	Oppenheimer Global Strategic Income Fund/VA: Service Shares
•	Oppenheimer Main Street Fund® /VA: Service Shares

Van Kampen Life Investment Trust
•	Capital Growth Portfolio: Class II
•	Comstock Portfolio: Class II

In addition to those listed above, the following underlying mutual funds are available for contracts issued before May 1, 2010:

Nationwide Variable Insurance Trust
•	NVIT Multi Manager Large Cap Growth Fund: Class II

In addition to those listed above, the following underlying mutual funds are available for contracts issued before May 1, 2009:

American Century Variable Portfolios, Inc.
•	American Century VP Value Fund: Class II

Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares

The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II

In addition to those listed above, the following underlying mutual funds are available for contracts issued before May 1, 2008:

Federated Insurance Series
•	Federated Quality Bond Fund II: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class 2

Invesco
•	Invesco V.I. Capital Appreciation Fund: Series II Shares

Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class

In addition to those listed above, the following underlying mutual funds are available for contracts issued before May 1, 2006:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class II

Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class 2

MFS® Variable Insurance Trust
•	MFS Mid Cap Growth Series: Service Class

In addition to those listed above, the following underlying mutual funds are available for contracts issued before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
•	AllianceBernstein Large Cap Growth Portfolio: Class B

Federated Insurance Series
•	Federated Capital Appreciation Fund II: Service Shares

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives Sub-Account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to Contract Owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the Contract Owner takes a surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from the Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the Fixed Account and the Variable Account, and among Sub-Accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the 5th

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anniversary of the program, the Contract Owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the Contract Owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.  Amounts credited under this option are considered, for purposes of other benefits under this contract. earnings, not purchase payments.  If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time.  If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.90% until the credit is applied.  Once the credit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.50%.  Thus, the Beneficiary Protector Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.90% will have a lower unit value than Sub-Account X with charges of 1.50% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Contract Ownership

The Contract Owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office.  Once recorded, the change will be effective as of the date the request was signed.  However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded. No change will be effective unless and until it is received and recorded at Nationwide's home office.

The Contract Owner may also request a change in the Annuitant, contingent Annuitant, contingent owner, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the Contract Owner; and

•	received at Nationwide's home office before the Annuitization Date.

Nationwide must review and approve any change requests.  If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change.

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On the Annuitization Date, the Annuitant will become the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract Owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both Contract Owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.

The Contract Owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the Contract Owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner and/or contingent Annuitant.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The Contract Owner may change the beneficiary or contingent beneficiary during the Annuitant's lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time it was recorded.  The change will not effect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
Tax Sheltered Annuity*	$10,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments may not be permitted in states under certain circumstances.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase.  The application and all necessary information must be complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received. The cumulative total of all purchase payments under

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contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide. If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts, the Fixed Account, and/or Guaranteed Term Options as instructed by the Contract Owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value and then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract Owners can change allocations or make exchanges among the Sub-Accounts, Fixed Account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

(1)	the value of amounts allocated to the Sub-Accounts of the Variable Account;

(2)	amounts allocated to the Fixed Account; and

(3)	amounts allocated to a Guaranteed Term Option.

If part or all of the Contract Value is surrendered, or charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each of the Sub-Accounts, and amounts from the Fixed Account and Guaranteed Term Options based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period);

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period;

(c)
is a factor representing the daily Variable Account charges, which may include charges for contract options chosen by the Contract Owner.  The factor is equal to an annualized rate ranging from 1.50% to 3.10% of the Daily Net Assets of the Variable Account, depending on which contract features the Contract Owner chose.

Based on the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Nationwide determines the value of the Fixed Account by:

(1)	adding all amounts allocated to the Fixed Account, minus any amounts previously transferred or withdrawn;

(2)	adding any interest earned on the amounts allocated; and

(3)	subtracting charges deducted in accordance with the contract.

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Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract Owners may request to have Fixed Account allocations transferred to the Variable Account or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such Fixed Account allocations to be transferred to the Variable Account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the Fixed Account allocation reaching the end of an interest rate guarantee period.  Transfers of the Fixed Account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract Owners who use dollar cost averaging may transfer from the Fixed Account to the Variable Account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

If there is Contract Value allocated to the Fixed Account at the time the Capital Preservation Plus Option is elected, the Fixed Account interest rate guarantee period will end and that Contract Value may be transferred according to the terms of the option elected.

Transfers to the Fixed Account

Contract Owners may request to have Variable Account allocations transferred to the Fixed Account at any time.  Normally, Nationwide will not restrict transfers from the Variable Account to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account.  Except as noted below, the transfer limit will not be less than 10% of the combined value of the Variable Account and the amount allocated to the Guaranteed Term Options for any 12 month period.  Nationwide also reserves the right to refuse transfers to the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested.  Nationwide also reserves the right to refuse transfers into the Fixed Account if the new money interest rate that Nationwide is crediting to Fixed Account allocations is equal to the minimum interest rate required by applicable state law.  Generally, Nationwide will invoke these rights when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the Fixed Account to the Variable Account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the Fixed Account that is maturing.

For new purchase payments allocated to the Fixed Account, or transfers to the Fixed Account from the Variable Account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the Fixed Account and amounts transferred to the Fixed Account must remain on deposit.

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Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the Fixed Account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

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Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).

In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to Nationwide's home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 35 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  For contracts issued in the State of California, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract Owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See "Pricing").

Nationwide may be required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in " Appendix C : Contract Types and Tax Information . "

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Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The Contract Owner may take the CDSC from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be taken from the Contract Value remaining after the Contract Owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owners utilize an investment adviser (s) to manage their assets, for which the investment adviser assesses a fee.  Investment adviser s are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment adviser to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the Fixed Account and interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the Contract Owner reaches age 59½, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the

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contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract Owners of Tax Sheltered Annuities can take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)

ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide charges a $25 loan processing fee at the time each new loan is processed.  This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the Sub-Accounts, Fixed Account, and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral Fixed Account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.  If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the Contract Owner/Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

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Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset rebalancing is not available for assets held in the Fixed Account or the Guaranteed Term Options.  Requests for asset rebalancing must be on a Nationwide form.

Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.  Each asset rebalancing reallocation is considered a transfer event.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract Owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the :

•	NVIT Government Bond Fund: Class II

•	NVIT Money Market Fund: Class I

to any other underlying mutual fund.  Dollar cost averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.

The following underlying mutual fund is only available for the dollar cost averaging program in contracts for which good order applications were received before May 1, 2008:

•	Federated Insurance Series – Federated Quality Bond Fund II: Service Shares

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar cost averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested.  A dollar cost averaging program which transfers amounts from the Fixed Account to the Variable Account is not the same as an enhanced rate dollar cost averaging program.  Contract Owners that wish to utilize dollar cost averaging from the Fixed Account should first inquire whether any enhanced rate dollar cost averaging programs are available.

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Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs.  Only new purchase payments to the contract are eligible to participate in this program and the Contract Value must be $10,000 or more at the time the program is elected.  Dollar cost averaging transfers for this program may only be made from the Fixed Account.  Such enhanced rate dollar cost averaging programs allow the Contract Owner to earn a higher rate of interest on assets in the Fixed Account than would normally be credited when not participating in the program.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.  Nationwide will process transfers until either amounts in the enhanced rate Fixed Account are exhausted, or the Contract Owner instructs Nationwide to stop the transfers.  For this program only, when a request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate Fixed Account according to future investment allocation instructions .

Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.  If the Contract Owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	15% of the following: the total of all purchase payments that are subject to CDSC, minus any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal;

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the Contract Value based on the Contract Owner's age, as shown in the table that follows:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract Value and Contract Owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office.  For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the 15% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs.  Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Examine and Cancel").

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

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The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in " Appendix C : Contract Types and Tax Information)."

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.

Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the Contract Owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the " Appendix A : Underlying Mutual Funds . "

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the Contract Owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one underlying mutual fund to another.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $ 100 , in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $ 100 .  Payments will be made at least annually.

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Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options

Guaranteed Minimum Income Benefit ("GMIB") options are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

What is a GMIB?

A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on which option the Contract Owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:

(a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the Annuitant's 86th birthday;

(b)
is the reduction to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as reductions to the Contract Value caused by surrenders.  For example, a surrender which reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first Contract Year, if the value of the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:

(1)	the application of additional purchase payments;

(2)	surrenders; or

(3)	transfers from the Variable Account,

then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.

If the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of the Variable Account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest Contract Value on any contract anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.  Prior to the first contract anniversary, the Guaranteed Annuitization Value will be equal to the amount of purchase payments paid, less an adjustment for amounts surrendered.

When May the Guaranteed Annuitization Value be Used?

The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty-day period following any contract anniversary:

(1)	after the contract has been in effect for seven years; AND

(2)	the Annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization Value?

The Contract Owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Last Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

The GMIB is irrevocable and will remain for as long as the contract remains in force.

Important Considerations to Keep in Mind Regarding the GMIB Options

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

♦ A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦ Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

♦ The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.

♦ Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

♦ GMIB may not be approved in all state jurisdictions.

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Annuity Payment Options

Contract Owners must elect an annuity payment option before the Annuitization Date.  If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

The annuity payment options are:

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant's death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  The Annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under Life Annuity, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit payment will be paid.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant's death.

Not all of the annuity payment options may be available in all states.  Contract Owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Contract Owner – Non-Qualified Contracts

If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner.  If no joint owner is named, the contingent owner becomes the Contract Owner.  If no contingent owner is named, the last surviving Contract Owner's estate becomes the Contract Owner.

If the Contract Owner and Annuitant are the same, and the Contract Owner/Annuitant dies before the Annuitization Date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in "Appendix C: Contract Types and Tax Information."

Death of Annuitant – Non-Qualified Contracts

If the Annuitant who is not a Contract Owner dies before the Annuitization Date, a death benefit is payable to the beneficiary unless a contingent Annuitant is named.  If a contingent Annuitant is named, the contingent Annuitant becomes the Annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the Annuitant's death.

If no beneficiaries survive the Annuitant, the contingent beneficiary(ies) receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a Contract Owner who is also the Annuitant dies before the Annuitization Date, a death benefit is payable according to the "Death of Annuitant – Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a Contract Owner/Annuitant dies before the Annuitization Date.

If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract Owners may elect the optional death benefit (if the death benefit option is approved in that state) at the time of application.  If no election is made at the time of application, the death benefit will be the One-Year Step Up Death Benefit.

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The death benefit value is determined as of the date Nationwide receives:

(1)	proper proof of the Annuitant's death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.   After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the Fixed Account or GTO will remain invested and will not be allocated to the available money market Sub-Account.

If a Contract Owner who is also the Annuitant dies, and the beneficiary is the Contract Owner/ Annuitant's spouse who is:

(a)	eligible to continue the contract; and

(b)	entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the Contract Value adjusted to include the difference between the death benefit (if greater than the Contract Value) and the Contract Value at the time of the Contract Owner/Annuitant's death.

One-Year Step Up Death Benefit (Standard Death Benefit)

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit Option

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments , less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the Annuitant's 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the Contract Value was reduced on the date(s) of partial surrender(s).

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will

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continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs ' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company ' s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company ' s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC ' s operations.

A promotional and marketing arrangement associated with the Company ' s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of the Company ' s litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company ' s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other

34

persons in Alabama who are similarly situated, v. Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin " Mac " McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z .  On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants.  Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint.  On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint.  On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z . On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA's directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract.  The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants.  On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs ' motion for preliminary injunction.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al .  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys ' fees.  On May 23, 2008, the Court granted the defendants ' motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On July 10, 2009, the Court of Appeals heard oral argument.  NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc .  The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants,

35

including interest.  On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On September 15, 2008, the Court denied the plaintiffs ' motion to vacate judgment and for leave to file an amended complaint.  On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court ' s dismissal of this case.   NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company .  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys ' fees.  On November 6, 2009, the Court granted the plaintiff ' s motion for class certification and certified a class of " All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant's had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009 " .  Also on November 6, 2009, the Court denied plaintiffs' motion to strike NFS and NLIC ' s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler ' s motion to intervene.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful " revenue sharing " payments.  NFS and NLIC continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 08241
Securities Act of 1933 Registration File No. 333-53023

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Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:

STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a Short-Term Trading Fee (see "Short-Term Trading Fees" earlier in the prospectus).

FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if   the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	High current income.

38

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Invesco - Invesco V.I. Capital Appreciation Fund: Series II (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series II (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

39

Invesco - Invesco V.I. Core Equity Fund: Series II (formerly, AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI (formerly, Nationwide Variable Insurance
Trust - Gartmore NVIT Emerging Markets Fund: Class VI)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Aggressive Fund ("Aggressive Fund" or the "Fund") seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Conservative Fund ("Conservative Fund" or the "Fund") seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations

Designation: STTF, FF

40

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderate Fund ("Moderate Fund" or the "Fund") seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund ("Moderately Aggressive Fund" or the "Fund") seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund ("Moderately Conservative Fund" or the "Fund") seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management L.P.; Neuberger Berman Management, Inc. and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

41

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds,
Investment Objective:	The Fund seeks capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:
Aberdeen Asset Management, Inc.; Gartmore Global Partners; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; Waddell & Reed Investment Management Company

Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Designation: STTF

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known established companies.

42

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares)
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 (formerly, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R)
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: STTF

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	Capital appreciation.

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

43

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.50%) and contracts with all optional benefits available on December 31, 2009 (the maximum Variable Account charge of 3.10%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                        1-800-848-6331, TDD 1-800-238-3035
writing:                        Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                     www.nationwide.com

The following Sub-Accounts were added to the Variable Account effective May 1, 2010 , therefore, no Condensed Financial Information is available:

MFS® Variable Insurance Trust II
•	MFS® International Value Portfolio: Service Class
Nationwide Variable Insurance Trust
•	NVIT Multi-Manager Large Cap Growth Fund: Class I
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Health Sciences Portfolio – II
Van Eck Variable Insurance Products Trust
•	Van Eck VIP Global Hard Assets Fund: Class R1

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	8.044944	9.536779	18.54%	44,984	2009
	13.772184	8.044944	-41.59%	51,360	2008
	13.334939	13.772184	3.28%	59,835	2007
	11.572034	13.334939	15.23%	68,645	2006
	11.231549	11.572034	3.03%	80,239	2005
	10.252084	11.231549	9.55%	94,372	2004
	7.873907	10.252084	30.20%	107,677	2003
	10.000000	7.873907	-21.26%	11,018	2002*

44

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	7.450031	10.061218	35.05%	26,660	2009
	12.568622	7.450031	-40.73%	25,938	2008
	11.231930	12.568622	11.90%	34,568	2007
	11.476095	11.231930	-2.13%	44,744	2006
	10.144570	11.476095	13.13%	75,855	2005
	9.505781	10.144570	6.72%	61,371	2004
	7.822552	9.505781	21.52%	64,077	2003
	10.000000	7.822552	-21.77%	9,006	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.051813	14.124597	40.52%	39,378	2009
	15.882881	10.051813	-36.71%	46,049	2008
	15.883464	15.882881	0.00%	52,978	2007
	14.119468	15.883464	12.49%	62,448	2006
	13.442445	14.119468	5.04%	69,835	2005
	11.460998	13.442445	17.29%	94,052	2004
	8.258342	11.460998	38.78%	84,935	2003
	10.000000	8.258342	-17.42%	17,126	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	8.638095	10.020811	16.01%	32,813	2009
	13.436040	8.638095	-35.71%	45,326	2008
	13.701168	13.436040	-1.94%	56,906	2007
	11.907192	13.701168	15.07%	67,810	2006
	11.565554	11.907192	2.95%	133,425	2005
	10.430131	11.565554	10.89%	148,803	2004
	8.196339	10.430131	27.25%	142,728	2003
	10.000000	8.196339	-18.04%	15,728	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	9.963605	11.749762	17.93%	97,684	2009
	13.819740	9.963605	-27.90%	118,191	2008
	14.818075	13.819740	-6.74%	137,535	2007
	12.698453	14.818075	16.69%	160,627	2006
	12.294462	12.698453	3.29%	248,240	2005
	10.932111	12.294462	12.46%	242,510	2004
	8.616067	10.932111	26.88%	240,563	2003
	10.000000	8.616067	-13.84%	49,336	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.147327	12.101716	8.56%	25,907	2009
	11.499777	11.147327	-3.06%	23,350	2008
	10.663455	11.499777	7.84%	18,074	2007
	10.656245	10.663455	0.07%	10,151	2006
	10.651623	10.656245	0.04%	11,468	2005
	10.219974	10.651623	4.22%	37,241	2004
	10.000000	10.219974	2.20%	4,292	2003*

45

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	7.252553	9.532671	31.44%	4,554	2009
	11.255729	7.252553	-35.57%	5,874	2008
	10.631287	11.255729	5.87%	6,805	2007
	9.905439	10.631287	7.33%	7,310	2006
	9.729702	9.905439	1.81%	7,855	2005
	9.324080	9.729702	4.35%	7,125	2004
	7.527479	9.324080	23.87%	5,501	2003
	10.000000	7.527479	-24.73%	1,594	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	8.785127	10.576901	20.40%	36,134	2009
	12.691135	8.785127	-30.78%	39,199	2008
	12.059159	12.691135	5.24%	50,705	2007
	10.534824	12.059159	14.47%	66,345	2006
	10.271827	10.534824	2.56%	64,862	2005
	9.950953	10.271827	3.22%	67,200	2004
	8.360985	9.950953	19.02%	68,385	2003
	10.000000	8.360985	-16.39%	6,247	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	8.952206	9.987686	11.57%	3,715	2009
	12.922437	8.952206	-30.72%	4,861	2008
	11.966540	12.922437	7.99%	7,255	2007
	10.492356	11.966540	14.05%	8,974	2006
	10.474120	10.492356	0.17%	11,027	2005
	9.927767	10.474120	5.50%	13,604	2004
	8.136153	9.927767	22.02%	14,776	2003
	10.000000	8.136153	-18.64%	3,134	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	10.145179	15.237131	50.19%	67,906	2009
	13.936527	10.145179	-27.20%	92,367	2008
	13.713098	13.936527	1.63%	65,443	2007
	12.590817	13.713098	8.91%	68,897	2006
	12.498140	12.590817	0.74%	72,845	2005
	11.518160	12.498140	8.51%	95,399	2004
	9.601107	11.518160	19.97%	143,924	2003
	10.000000	9.601107	-3.99%	22,413	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.730806	12.700328	18.35%	105,532	2009
	11.784270	10.730806	-8.94%	148,065	2008
	11.379766	11.784270	3.55%	164,864	2007
	11.116837	11.379766	2.37%	204,002	2006
	11.175360	11.116837	-0.52%	246,172	2005
	10.980997	11.175360	1.77%	267,848	2004
	10.674330	10.980997	2.87%	295,545	2003
	10.000000	10.674330	6.74%	103,583	2002*

46

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.162651	13.560657	33.44%	175,805	2009
	18.003641	10.162651	-43.55%	222,980	2008
	15.582962	18.003641	15.53%	271,086	2007
	14.196665	15.582962	9.76%	301,097	2006
	12.355391	14.196665	14.90%	335,424	2005
	10.892311	12.355391	13.43%	290,431	2004
	8.625875	10.892311	26.27%	285,167	2003
	10.000000	8.625875	-13.74%	47,786	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	7.924372	10.138083	27.94%	179,263	2009
	14.068249	7.924372	-43.67%	225,363	2008
	14.104191	14.068249	-0.25%	277,495	2007
	11.939023	14.104191	18.14%	318,702	2006
	11.480785	11.939023	3.99%	355,862	2005
	10.478495	11.480785	9.57%	379,230	2004
	8.181219	10.478495	28.08%	378,634	2003
	10.000000	8.181219	-18.19%	103,682	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.967261	8.781929	26.05%	73,755	2009
	13.424502	6.967261	-48.10%	80,506	2008
	10.761115	13.424502	24.75%	89,756	2007
	10.250830	10.761115	4.98%	113,788	2006
	9.863726	10.250830	3.92%	128,441	2005
	9.710724	9.863726	1.58%	156,717	2004
	7.438044	9.710724	30.55%	147,848	2003
	10.000000	7.438044	-25.62%	46,247	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	12.462671	17.155638	37.66%	84,034	2009
	20.950635	12.462671	-40.51%	113,183	2008
	18.442618	20.950635	13.60%	146,982	2007
	16.656755	18.442618	10.72%	167,428	2006
	14.328237	16.656755	16.25%	176,684	2005
	11.669146	14.328237	22.79%	172,620	2004
	8.568929	11.669146	36.18%	141,041	2003
	10.000000	8.568929	-14.31%	28,213	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.485279	13.033920	24.31%	77,239	2009
	18.990937	10.485279	-44.79%	92,375	2008
	16.471611	18.990937	15.29%	103,644	2007
	14.193450	16.471611	16.05%	122,489	2006
	12.134679	14.193450	16.97%	129,891	2005
	10.871575	12.134679	11.62%	131,450	2004
	7.718273	10.871575	40.86%	125,825	2003
	10.000000	7.718273	-22.82%	18,909	2002*

47

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	7.470149	11.563427	54.80%	26,666	2009
	15.568771	7.470149	-52.02%	35,725	2008
	14.991446	15.568771	3.85%	43,551	2007
	13.118986	14.991446	14.27%	49,443	2006
	13.002652	13.118986	0.89%	51,986	2005
	11.595844	13.002652	12.13%	63,975	2004
	7.480890	11.595844	55.01%	50,547	2003
	10.000000	7.480890	-25.19%	9,372	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.343252	8.731681	18.91%	14,701	2009
	12.994210	7.343252	-43.49%	15,178	2008
	11.807776	12.994210	10.05%	19,397	2007
	11.302400	11.807776	4.47%	22,264	2006
	10.567506	11.302400	6.95%	22,749	2005
	10.089480	10.567506	4.74%	29,552	2004
	7.929075	10.089480	27.25%	34,386	2003
	10.000000	7.929075	-20.71%	3,297	2002*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.713524	10.788169	39.86%	7,949	2009
	14.811811	7.713524	-47.92%	9,178	2008
	13.603656	14.811811	8.88%	9,742	2007
	11.879131	13.603656	14.52%	4,407	2006
	11.036820	11.879131	7.63%	4,072	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	7.867531	9.918034	26.06%	12,121	2009
	11.463355	7.867531	-31.37%	23,136	2008
	10.788857	11.463355	6.25%	27,415	2007
	10.000000	10.788857	7.89%	36,624	2006*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	5.647770	7.857835	39.13%	34,718	2009
	11.845597	5.647770	-52.32%	45,699	2008
	10.982579	11.845597	7.86%	58,208	2007
	10.899047	10.982579	0.77%	66,660	2006
	10.757186	10.899047	1.32%	66,577	2005
	9.548089	10.757186	12.66%	88,415	2004
	7.095730	9.548089	34.56%	102,629	2003
	10.000000	7.095730	-29.04%	33,029	2002*

48

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	7.089570	11.377226	60.48%	12,642	2009
	11.900970	7.089570	-40.43%	12,565	2008
	11.817235	11.900970	0.71%	14,297	2007
	10.623119	11.817235	11.24%	21,879	2006
	10.267815	10.623119	3.46%	28,916	2005
	9.814754	10.267815	4.62%	38,365	2004
	7.467590	9.814754	31.43%	39,015	2003
	10.000000	7.467590	-25.32%	6,036	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.098507	12.180267	20.61%	57,238	2009
	15.243699	10.098507	-33.75%	58,561	2008
	14.384752	15.243699	5.97%	62,868	2007
	12.118222	14.384752	18.70%	60,541	2006
	11.554980	12.118222	4.87%	58,289	2005
	10.216309	11.554980	13.10%	56,470	2004
	8.316953	10.216309	22.84%	55,242	2003
	10.000000	8.316953	-16.83%	21,048	2002*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.958025	9.999600	11.63%	26,494	2009
	10.505182	8.958025	-14.73%	32,085	2008
	10.180267	10.505182	3.19%	41,045	2007
	9.918119	10.180267	2.64%	37,367	2006
	9.925486	9.918119	-0.07%	33,529	2005
	9.998725	9.925486	-0.73%	56,753	2004
	10.000000	9.998725	-0.01%	6,476	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.268264	9.997385	20.91%	8,570	2009
	13.868982	8.268264	-40.38%	21,035	2008
	14.009236	13.868982	-1.00%	25,366	2007
	13.512331	14.009236	3.68%	29,452	2006
	13.331239	13.512331	1.36%	42,177	2005
	12.097415	13.331239	10.20%	50,567	2004
	9.820202	12.097415	23.19%	46,046	2003
	10.000000	9.820202	-1.80%	4,932	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.399779	10.873942	29.46%	260	2009
	14.082459	8.399779	-40.35%	416	2008
	13.286513	14.082459	5.99%	1,897	2007
	11.862757	13.286513	12.00%	0	2006
	11.270076	11.862757	5.26%	0	2005
	10.000000	11.270076	12.70%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.425615	24.26%	0	2009*

49

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.116244	7.924306	29.56%	0	2009
	10.000000	6.116244	-38.84%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.823684	10.507651	6.96%	9,582	2009
	10.000000	9.823684	-1.76%	194	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.253178	19.683842	60.64%	16,075	2009
	29.523513	12.253178	-58.50%	18,897	2008
	20.608665	29.523513	43.26%	22,582	2007
	15.320839	20.608665	34.51%	17,428	2006
	11.739471	15.320839	30.51%	10,258	2005
	10.000000	11.739471	17.39%	3,700	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.535147	12.647073	0.89%	223,291	2009
	11.839860	12.535147	5.87%	259,260	2008
	11.243925	11.839860	5.30%	271,500	2007
	11.082319	11.243925	1.46%	284,668	2006
	10.921833	11.082319	1.47%	354,997	2005
	10.763977	10.921833	1.47%	392,647	2004
	10.737803	10.763977	0.24%	502,531	2003
	10.000000	10.737803	7.38%	233,061	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.522873	11.931917	25.30%	24,988	2009
	15.308184	9.522873	-37.79%	43,748	2008
	14.668581	15.308184	4.36%	25,555	2007
	12.741978	14.668581	15.12%	42,665	2006
	11.984875	12.741978	6.32%	25,424	2005
	10.670649	11.984875	12.32%	72,009	2004
	8.215054	10.670649	29.89%	68,174	2003
	10.000000	8.215054	-17.85%	32,913	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.101361	11.928224	7.45%	142,148	2009
	11.992742	11.101361	-7.43%	152,486	2008
	11.554601	11.992742	3.79%	187,776	2007
	11.049006	11.554601	4.58%	229,016	2006
	10.857746	11.049006	1.76%	239,630	2005
	10.533052	10.857746	3.08%	268,515	2004
	9.909899	10.533052	6.29%	277,581	2003
	10.000000	9.909899	-0.90%	70,756	2002*

50

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.303566	12.091079	17.35%	307,046	2009
	13.619819	10.303566	-24.35%	402,228	2008
	13.087664	13.619819	4.07%	593,736	2007
	11.931793	13.087664	9.69%	594,974	2006
	11.498473	11.931793	3.77%	693,155	2005
	10.657265	11.498473	7.89%	778,340	2004
	9.012363	10.657265	18.25%	725,544	2003
	10.000000	9.012363	-9.88%	206,887	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.919721	12.154289	22.53%	259,172	2009
	14.678830	9.919721	-32.42%	289,248	2008
	14.040065	14.678830	4.55%	374,221	2007
	12.443859	14.040065	12.83%	376,790	2006
	11.798411	12.443859	5.47%	374,108	2005
	10.685816	11.798411	10.41%	458,275	2004
	8.566085	10.685816	24.75%	396,256	2003
	10.000000	8.566085	-14.34%	177,512	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.778891	12.163228	12.84%	198,286	2009
	12.880912	10.778891	-16.32%	245,197	2008
	12.354247	12.880912	4.26%	269,431	2007
	11.567555	12.354247	6.80%	297,966	2006
	11.239043	11.567555	2.92%	416,400	2005
	10.647898	11.239043	5.55%	515,963	2004
	9.507569	10.647898	11.99%	516,547	2003
	10.000000	9.507569	-4.92%	147,104	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.767718	11.596067	-1.46%	202,767	2009
	11.706507	11.767718	0.52%	214,124	2008
	11.342165	11.706507	3.21%	166,696	2007
	11.015384	11.342165	2.97%	267,963	2006
	10.892063	11.015384	1.13%	234,396	2005
	10.968931	10.892063	-0.70%	520,256	2004
	11.066732	10.968931	-0.88%	662,052	2003
	11.100780	11.066732	-0.31%	909,013	2002
	10.878760	11.100780	2.04%	574,816	2001
	10.415808	10.878760	4.44%	305,545	2000

51

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.677180	14.306279	22.51%	34,401	2009
	14.333485	11.677180	-18.53%	45,264	2008
	13.909639	14.333485	3.05%	54,832	2007
	13.469205	13.909639	3.27%	67,564	2006
	13.382009	13.469205	0.65%	51,791	2005
	12.752538	13.382009	4.94%	137,242	2004
	11.547565	12.752538	10.43%	142,847	2003
	10.935239	11.547565	5.60%	78,722	2002
	10.656316	10.935239	2.62%	46,179	2001
	10.238786	10.656316	4.08%	22,642	2000

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.127209	10.366189	27.55%	22,254	2009
	15.408976	8.127209	-47.26%	23,778	2008
	15.233886	15.408976	1.15%	28,401	2007
	12.634324	15.233886	20.58%	27,083	2006
	11.472337	12.634324	10.13%	15,801	2005
	10.000000	11.472337	14.72%	4,015	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.296627	8.022668	27.41%	20,465	2009
	10.000000	6.296627	-37.03%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.284757	7.887411	25.50%	61,601	2009
	10.000000	6.284757	-37.15%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	6.465540	8.099943	25.28%	18,423	2009
	12.277891	6.465540	-47.34%	19,907	2008
	11.384324	12.277891	7.85%	20,259	2007
	11.222205	11.384324	1.44%	24,055	2006
	10.574593	11.222205	6.12%	64,122	2005
	9.486396	10.574593	11.47%	67,331	2004
	7.183813	9.486396	32.05%	64,557	2003
	10.000000	7.183813	-28.16%	9,627	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	8.979980	11.132680	23.97%	33,886	2009
	13.466777	8.979980	-33.32%	42,152	2008
	14.738477	13.466777	-8.63%	57,154	2007
	12.777718	14.738477	15.35%	68,100	2006
	12.620719	12.777718	1.24%	79,168	2005
	10.951502	12.620719	15.24%	87,597	2004
	7.106598	10.951502	54.10%	77,263	2003
	10.000000	7.106598	-28.93%	8,708	2002*

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	9.379899	12.420228	32.41%	47,880	2009
	15.448028	9.379899	-39.28%	51,310	2008
	15.392955	15.448028	0.36%	62,335	2007
	13.983395	15.392955	10.08%	79,170	2006
	12.674022	13.983395	10.33%	82,220	2005
	10.832244	12.674022	17.00%	91,746	2004
	7.820823	10.832244	38.51%	92,366	2003
	10.000000	7.820823	-21.79%	16,470	2002*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	7.857361	9.717453	23.67%	13,706	2009
	13.662313	7.857361	-42.49%	16,601	2008
	12.856668	13.662313	6.27%	18,469	2007
	11.509505	12.856668	11.70%	23,436	2006
	10.915815	11.509505	5.44%	32,115	2005
	10.117454	10.915815	7.89%	54,679	2004
	8.072743	10.117454	25.33%	54,768	2003
	10.000000	8.072743	-19.27%	27,261	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.589702	7.203521	28.87%	70,198	2009
	10.000000	5.589702	-44.10%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.907173	29.07%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	6.975686	9.904785	41.99%	92,066	2009
	13.033423	6.975686	-46.48%	103,798	2008
	11.622240	13.033423	12.14%	122,161	2007
	10.957073	11.622240	6.07%	134,904	2006
	10.607665	10.957073	3.29%	159,469	2005
	10.100930	10.607665	5.02%	181,410	2004
	7.846634	10.100930	28.73%	170,764	2003
	10.000000	7.846634	-21.53%	82,995	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.438879	18.492103	37.60%	45,395	2009
	22.813666	13.438879	-41.09%	57,881	2008
	21.782493	22.813666	4.73%	63,883	2007
	18.789648	21.782493	15.93%	74,463	2006
	16.682960	18.789648	12.63%	90,485	2005
	14.209351	16.682960	17.41%	132,405	2004
	10.000000	14.209351	42.09%	105,563	2003*

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	10.110893	13.878631	37.26%	40,951	2009
	17.203425	10.110893	-41.23%	51,111	2008
	16.465548	17.203425	4.48%	57,999	2007
	14.242554	16.465548	15.61%	64,268	2006
	12.676481	14.242554	12.35%	86,558	2005
	10.825747	12.676481	17.10%	96,835	2004
	7.693100	10.825747	40.72%	108,002	2003
	10.000000	7.693100	-23.07%	50,265	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	12.271770	14.312846	16.63%	62,630	2009
	14.569023	12.271770	-15.77%	79,759	2008
	13.502304	14.569023	7.90%	94,771	2007
	12.782701	13.502304	5.63%	96,380	2006
	12.662897	12.782701	0.95%	66,402	2005
	11.855797	12.662897	6.81%	68,912	2004
	10.273465	11.855797	15.40%	73,457	2003
	10.000000	10.273465	2.73%	9,594	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	7.863850	9.914278	26.07%	67,328	2009
	13.008420	7.863850	-39.55%	82,875	2008
	12.681136	13.008420	2.58%	118,510	2007
	11.218100	12.681136	13.04%	135,454	2006
	10.770154	11.218100	4.16%	146,543	2005
	10.017952	10.770154	7.51%	194,183	2004
	8.043815	10.017952	24.54%	187,335	2003
	10.000000	8.043815	-19.56%	54,541	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.896836	10.662845	7.74%	4,507	2009
	11.220751	9.896836	-11.80%	9,490	2008
	10.827538	11.220751	3.63%	20,066	2007
	10.614013	10.827538	2.01%	14,172	2006
	10.367358	10.614013	2.38%	4,579	2005
	10.113318	10.367358	2.51%	6,467	2004
	10.000000	10.113318	1.13%	2,279	2003*

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares - Q/NQ	5.900329	9.626899	63.16%	26,303	2009
	11.772279	5.900329	-49.88%	34,184	2008
	10.247039	11.772279	14.88%	35,039	2007
	10.136607	10.247039	1.09%	37,346	2006
	9.560304	10.136607	6.03%	38,633	2005
	9.089863	9.560304	5.18%	41,539	2004
	7.264250	9.089863	25.13%	41,715	2003
	10.000000	7.264250	-27.36%	17,863	2002*

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	8.547631	10.811157	26.48%	149,535	2009
	13.517502	8.547631	-36.77%	178,075	2008
	14.051649	13.517502	-3.80%	221,601	2007
	12.292691	14.051649	14.31%	238,642	2006
	11.986734	12.292691	2.55%	249,423	2005
	10.363180	11.986734	15.67%	256,478	2004
	8.045373	10.363180	28.81%	239,800	2003
	10.000000	8.045373	-19.55%	79,811	2002*

55

Maximum Optional Benefits Elected (Total 3.10%)
(Variable account charges of 3.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	7.836850	9.139132	16.62%	0	2009
	13.638181	7.836850	-42.54%	0	2008
	13.424419	13.638181	1.59%	0	2007
	11.841430	13.424419	13.37%	0	2006
	11.682195	11.841430	1.36%	0	2005
	10.839449	11.682195	7.77%	0	2004
	10.000000	10.839449	8.39%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	7.557828	10.041085	32.86%	0	2009
	12.961664	7.557828	-41.69%	0	2008
	11.775445	12.961664	10.07%	0	2007
	12.229648	11.775445	-3.71%	0	2006
	10.988543	12.229648	11.29%	0	2005
	10.466609	10.988543	4.99%	0	2004
	10.000000	10.466609	4.67%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.172093	12.679027	38.23%	0	2009
	14.732845	9.172093	-37.74%	0	2008
	14.978035	14.732845	-1.64%	0	2007
	13.533782	14.978035	10.67%	0	2006
	13.096893	13.533782	3.34%	0	2005
	11.350679	13.096893	15.38%	0	2004
	10.000000	11.350679	13.51%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	8.389494	9.574263	14.12%	0	2009
	13.265357	8.389494	-36.76%	0	2008
	13.751781	13.265357	-3.54%	0	2007
	12.147885	13.751781	13.20%	0	2006
	11.993565	12.147885	1.29%	0	2005
	10.994633	11.993565	9.09%	0	2004
	10.000000	10.994633	9.95%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	9.286758	10.773669	16.01%	0	2009
	13.094065	9.286758	-29.08%	0	2008
	14.273169	13.094065	-8.26%	0	2007
	12.432815	14.273169	14.80%	0	2006
	12.235399	12.432815	1.61%	0	2005
	11.059165	12.235399	10.64%	0	2004
	10.000000	11.059165	10.59%	0	2003*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.158609	10.849207	6.80%	0	2009
	10.652839	10.158609	-4.64%	0	2008
	10.042117	10.652839	6.08%	0	2007
	10.200573	10.042117	-1.55%	0	2006
	10.364042	10.200573	-1.58%	0	2005
	10.108243	10.364042	2.53%	0	2004
	10.000000	10.108243	1.08%	0	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	7.734151	10.000590	29.30%	0	2009
	12.201835	7.734151	-36.61%	0	2008
	11.716242	12.201835	4.14%	0	2007
	11.096070	11.716242	5.59%	0	2006
	11.078652	11.096070	0.16%	0	2005
	10.792074	11.078652	2.66%	0	2004
	10.000000	10.792074	7.92%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	8.725189	10.334128	18.44%	0	2009
	12.813039	8.725189	-31.90%	0	2008
	12.377148	12.813039	3.52%	0	2007
	10.990605	12.377148	12.62%	0	2006
	10.892648	10.990605	0.90%	0	2005
	10.726583	10.892648	1.55%	0	2004
	10.000000	10.726583	7.27%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.019782	9.899573	9.75%	0	2009
	13.235443	9.019782	-31.85%	0	2008
	12.459858	13.235443	6.22%	0	2007
	11.104733	12.459858	12.20%	0	2006
	11.267945	11.104733	-1.45%	0	2005
	10.856494	11.267945	3.79%	0	2004
	10.000000	10.856494	8.56%	0	2003*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	8.466262	12.509263	47.75%	0	2009
	11.822457	8.466262	-28.39%	0	2008
	11.826034	11.822457	-0.03%	0	2007
	11.036929	11.826034	7.15%	0	2006
	11.136105	11.036929	-0.89%	0	2005
	10.432342	11.136105	6.75%	0	2004
	10.000000	10.432342	4.32%	0	2003*

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	8.941000	10.410247	16.43%	0	2009
	9.980901	8.941000	-10.42%	0	2008
	9.798282	9.980901	1.86%	0	2007
	9.729494	9.798282	0.71%	0	2006
	9.941778	9.729494	-2.14%	0	2005
	9.930179	9.941778	0.12%	0	2004
	10.000000	9.930179	-0.70%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.326486	12.242755	31.27%	0	2009
	16.796010	9.326486	-44.47%	0	2008
	14.778965	16.796010	13.65%	0	2007
	13.685856	14.778965	7.99%	0	2006
	12.106803	13.685856	13.04%	0	2005
	10.849337	12.106803	11.59%	0	2004
	10.000000	10.849337	8.49%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	7.731582	9.730702	25.86%	0	2009
	13.953422	7.731582	-44.59%	0	2008
	14.221361	13.953422	-1.88%	0	2007
	12.236335	14.221361	16.22%	0	2006
	11.960357	12.236335	2.31%	0	2005
	11.096389	11.960357	7.79%	0	2004
	10.000000	11.096389	10.96%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	7.139848	8.853283	24.00%	0	2009
	13.985040	7.139848	-48.95%	0	2008
	11.396450	13.985040	22.71%	0	2007
	11.034836	11.396450	3.28%	0	2006
	10.792895	11.034836	2.24%	0	2005
	10.800946	10.792895	-0.07%	0	2004
	10.000000	10.800946	8.01%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	11.165531	15.120491	35.42%	0	2009
	19.080789	11.165531	-41.48%	0	2008
	17.075460	19.080789	11.74%	0	2007
	15.675931	17.075460	8.93%	0	2006
	13.706375	15.675931	14.37%	0	2005
	11.346867	13.706375	20.79%	0	2004
	10.000000	11.346867	13.47%	0	2003*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.048467	12.287939	22.29%	0	2009
	18.501163	10.048467	-45.69%	0	2008
	16.313182	18.501163	13.41%	0	2007
	14.288357	16.313182	14.17%	0	2006
	12.416824	14.288357	15.07%	0	2005
	11.307956	12.416824	9.81%	0	2004
	10.000000	11.307956	13.08%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	6.537002	9.954562	52.28%	0	2009
	13.849932	6.537002	-52.80%	0	2008
	13.557765	13.849932	2.15%	0	2007
	12.059702	13.557765	12.42%	0	2006
	12.149515	12.059702	-0.74%	0	2005
	11.013872	12.149515	10.31%	0	2004
	10.000000	11.013872	10.14%	0	2003*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.256886	8.488862	16.98%	0	2009
	13.054050	7.256886	-44.41%	0	2008
	12.059090	13.054050	8.25%	0	2007
	11.733074	12.059090	2.78%	0	2006
	11.150732	11.733074	5.22%	0	2005
	10.822107	11.150732	3.04%	0	2004
	10.000000	10.822107	8.22%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.146246	9.832445	37.59%	0	2009
	13.949868	7.146246	-48.77%	0	2008
	13.024742	13.949868	7.10%	0	2007
	11.560896	13.024742	12.66%	0	2006
	10.917935	11.560896	5.89%	0	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	7.529853	9.338132	24.01%	0	2009
	11.152908	7.529853	-32.49%	0	2008
	10.670932	11.152908	4.52%	0	2007
	10.000000	10.670932	6.71%	0	2006*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	5.856922	8.016487	36.87%	0	2009
	12.487881	5.856922	-53.10%	0	2008
	11.770278	12.487881	6.10%	0	2007
	11.873192	11.770278	-0.87%	0	2006
	11.911568	11.873192	-0.32%	0	2005
	10.747313	11.911568	10.83%	0	2004
	10.000000	10.747313	7.47%	0	2003*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	7.024059	11.089021	57.87%	0	2009
	11.986316	7.024059	-41.40%	0	2008
	12.099672	11.986316	-0.94%	0	2007
	11.056196	12.099672	9.44%	0	2006
	10.862279	11.056196	1.79%	0	2005
	10.554457	10.862279	2.92%	0	2004
	10.000000	10.554457	5.54%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.089491	11.971726	18.66%	0	2009
	15.482176	10.089491	-34.83%	0	2008
	14.852309	15.482176	4.24%	0	2007
	12.718044	14.852309	16.78%	0	2006
	12.326531	12.718044	3.18%	0	2005
	11.078335	12.326531	11.27%	0	2004
	10.000000	11.078335	10.78%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.163826	8.965097	9.81%	0	2009
	9.731969	8.163826	-16.11%	0	2008
	9.587526	9.731969	1.51%	0	2007
	9.494437	9.587526	0.98%	0	2006
	9.657941	9.494437	-1.69%	0	2005
	9.889863	9.657941	-2.35%	0	2004
	10.000000	9.889863	-1.10%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	6.902429	8.210295	18.95%	0	2009
	11.769598	6.902429	-41.35%	0	2008
	12.086083	11.769598	-2.62%	0	2007
	11.849436	12.086083	2.00%	0	2006
	11.883043	11.849436	-0.28%	0	2005
	10.961226	11.883043	8.41%	0	2004
	10.000000	10.961226	9.61%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	7.782150	9.910705	27.35%	0	2009
	13.263085	7.782150	-41.32%	0	2008
	12.721206	13.263085	4.26%	0	2007
	11.545002	12.721206	10.19%	0	2006
	11.148722	11.545002	3.55%	0	2005
	10.000000	11.148722	11.49%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.290622	22.91%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.049522	7.710510	27.46%	0	2009
	10.000000	6.049522	-39.50%	0	2008*

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.717023	10.224799	5.23%	0	2009
	10.000000	9.717023	-2.83%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.352281	17.940511	58.03%	0	2009
	27.806635	11.352281	-59.17%	0	2008
	19.732101	27.806635	40.92%	0	2007
	14.910641	19.732101	32.34%	0	2006
	11.613032	14.910641	28.40%	0	2005
	10.000000	11.613032	16.13%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	10.576176	10.497322	-0.75%	0	2009
	10.154418	10.576176	4.15%	0	2008
	9.803364	10.154418	3.58%	0	2007
	9.821547	9.803364	-0.19%	0	2006
	9.838693	9.821547	-0.17%	0	2005
	9.856597	9.838693	-0.18%	0	2004
	10.000000	9.856597	-1.43%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	8.500718	10.478151	23.26%	0	2009
	13.891276	8.500718	-38.81%	0	2008
	13.531881	13.891276	2.66%	0	2007
	11.948086	13.531881	13.26%	0	2006
	11.423122	11.948086	4.60%	0	2005
	10.338360	11.423122	10.49%	0	2004
	8.090483	10.338360	27.78%	0	2003*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.910068	10.475264	5.70%	0	2009
	10.882609	9.910068	-8.94%	0	2008
	10.659091	10.882609	2.10%	0	2007
	10.360499	10.659091	2.88%	0	2006
	10.348796	10.360499	0.11%	0	2005
	10.205081	10.348796	1.41%	0	2004
	9.759835	10.205081	4.56%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.197778	10.618140	15.44%	0	2009
	12.359156	9.197778	-25.58%	0	2008
	12.073416	12.359156	2.37%	0	2007
	11.188339	12.073416	7.91%	0	2006
	10.959515	11.188339	2.09%	0	2005
	10.325427	10.959515	6.14%	0	2004
	8.875804	10.325427	16.33%	0	2003*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.855068	10.673582	20.54%	0	2009
	13.320193	8.855068	-33.52%	0	2008
	12.952078	13.320193	2.84%	0	2007
	11.668537	12.952078	11.00%	0	2006
	11.245414	11.668537	3.76%	0	2005
	10.353079	11.245414	8.62%	0	2004
	8.436235	10.353079	22.72%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.622194	10.681626	11.01%	0	2009
	11.688668	9.622194	-17.68%	0	2008
	11.396846	11.688668	2.56%	0	2007
	10.846801	11.396846	5.07%	0	2006
	10.712256	10.846801	1.26%	0	2005
	10.316361	10.712256	3.84%	0	2004
	9.363565	10.316361	10.18%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.430681	9.142166	-3.06%	0	2009
	9.536536	9.430681	-1.11%	0	2008
	9.393136	9.536536	1.53%	0	2007
	9.272721	9.393136	1.30%	0	2006
	9.319888	9.272721	-0.51%	0	2005
	9.540636	9.319888	-2.31%	0	2004
	9.784642	9.540636	-2.49%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.623905	11.599326	20.53%	0	2009
	12.008279	9.623905	-19.86%	0	2008
	11.846605	12.008279	1.36%	0	2007
	11.660354	11.846605	1.60%	0	2006
	11.775628	11.660354	-0.98%	0	2005
	11.406987	11.775628	3.23%	0	2004
	10.499652	11.406987	8.64%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.529576	9.447822	25.48%	0	2009
	14.512360	7.529576	-48.12%	0	2008
	14.585742	14.512360	-0.50%	0	2007
	12.295894	14.585742	18.62%	0	2006
	11.348831	12.295894	8.35%	0	2005
	10.000000	11.348831	13.49%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.227982	7.806312	25.34%	0	2009
	10.000000	6.227982	-37.72%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.216221	7.674657	23.46%	0	2009
	10.000000	6.216221	-37.84%	0	2008*

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	6.658490	8.206162	23.24%	0	2009
	12.853805	6.658490	-48.20%	0	2008
	12.116206	12.853805	6.09%	0	2007
	12.140470	12.116206	-0.20%	0	2006
	11.628089	12.140470	4.41%	0	2005
	10.603676	11.628089	9.66%	0	2004
	10.000000	10.603676	6.04%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	8.677452	10.582828	21.96%	0	2009
	13.228528	8.677452	-34.40%	0	2008
	14.718295	13.228528	-10.12%	0	2007
	12.970326	14.718295	13.48%	0	2006
	13.021818	12.970326	-0.40%	0	2005
	11.486057	13.021818	13.37%	0	2004
	10.000000	11.486057	14.86%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	8.789153	11.448933	30.26%	0	2009
	14.714808	8.789153	-40.27%	0	2008
	14.905866	14.714808	-1.28%	0	2007
	13.763901	14.905866	8.30%	0	2006
	12.680352	13.763901	8.55%	0	2005
	11.016506	12.680352	15.10%	0	2004
	10.000000	11.016506	10.17%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	7.716140	9.387753	21.66%	0	2009
	13.638980	7.716140	-43.43%	0	2008
	13.047799	13.638980	4.53%	0	2007
	11.872920	13.047799	9.90%	0	2006
	11.445837	11.872920	3.73%	0	2005
	10.783827	11.445837	6.14%	0	2004
	10.000000	10.783827	7.84%	0	2003*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.528438	7.008676	26.77%	0	2009
	10.000000	5.528438	-44.72%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.767002	27.67%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	6.898399	9.635997	39.68%	0	2009
	13.102601	6.898399	-47.35%	0	2008
	11.877888	13.102601	10.31%	0	2007
	11.382514	11.877888	4.35%	0	2006
	11.200936	11.382514	1.62%	0	2005
	10.841936	11.200936	3.31%	0	2004
	10.000000	10.841936	8.42%	0	2003*

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.247555	16.579036	35.37%	0	2009
	21.135486	12.247555	-42.05%	0	2008
	20.515225	21.135486	3.02%	0	2007
	17.987807	20.515225	14.05%	0	2006
	16.233856	17.987807	10.80%	0	2005
	14.055012	16.233856	15.50%	0	2004
	10.000000	14.055012	40.55%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	9.802683	13.236962	35.03%	0	2009
	16.955148	9.802683	-42.18%	0	2008
	16.497366	16.955148	2.77%	0	2007
	14.504999	16.497366	13.74%	0	2006
	13.122521	14.504999	10.54%	0	2005
	11.391594	13.122521	15.19%	0	2004
	10.000000	11.391594	13.92%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	9.826420	11.274730	14.74%	0	2009
	11.858631	9.826420	-17.14%	0	2008
	11.172786	11.858631	6.14%	0	2007
	10.751493	11.172786	3.92%	0	2006
	10.826128	10.751493	-0.69%	0	2005
	10.303444	10.826128	5.07%	0	2004
	10.000000	10.303444	3.03%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	7.832055	9.713745	24.03%	0	2009
	13.170326	7.832055	-40.53%	0	2008
	13.052133	13.170326	0.91%	0	2007
	11.736354	13.052133	11.21%	0	2006
	11.453175	11.736354	2.47%	0	2005
	10.829125	11.453175	5.76%	0	2004
	10.000000	10.829125	8.29%	0	2003*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.024374	9.564967	5.99%	0	2009
	10.400580	9.024374	-13.23%	0	2008
	10.202694	10.400580	1.94%	0	2007
	10.166164	10.202694	0.36%	0	2006
	10.093416	10.166164	0.72%	0	2005
	10.008669	10.093416	0.85%	0	2004
	10.000000	10.008669	0.09%	0	2003*

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Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares - Q/NQ	6.356714	10.203176	60.51%	0	2009
	12.893083	6.356714	-50.70%	0	2008
	11.408901	12.893083	13.01%	0	2007
	11.471829	11.408901	-0.55%	0	2006
	10.997673	11.471829	4.31%	0	2005
	10.629113	10.997673	3.47%	0	2004
	10.000000	10.629113	6.29%	0	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	8.279964	10.302502	24.43%	0	2009
	13.311047	8.279964	-37.80%	0	2008
	14.066810	13.311047	-5.37%	0	2007
	12.508529	14.066810	12.46%	0	2006
	12.397970	12.508529	0.89%	0	2005
	10.895591	12.397970	13.79%	0	2004
	10.000000	10.895591	8.96%	0	2003*

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Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the Contract Value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the Annuitization Date, if the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the Contract Owner and the Annuitant will NOT become the Contract Owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the Contract Owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the Contract Owner is younger than age 50, the annual premium cannot exceed $5,000; if the Contract Owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the Contract Value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

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Non-Qualified Contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified Contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the Contract Owner is younger than age 50, the annual premium cannot exceed $5,000; if the Contract Owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or another eligible retirement plan; however, the amount rolled over from the IRA or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Tax Sheltered Annuities

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.  Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the

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contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Internal Revenue Code), tax advantages enjoyed by the Contract Owner and/or Annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract Owners and prospective Contract Owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner ' s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the Contract Owner attains age 59½;

•	it is made to a beneficiary (or the Contract Owner ' s estate) on or after the death of the Contract Owner;

•	it is attributable to the Contract Owner ' s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the Contract Owner ' s gross income as ordinary income in the year that it is distributed to the Contract Owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner ' s gross estate for tax purposes.

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Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the Annuitization Date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner ' s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the contract exceeds the Contract Owner ' s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the Contract Owner and the Annuitant are not the same individual.

With respect to annuity distributions on or after the Annuitization Date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the Contract Owner ' s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the Annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the Annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same Contract Owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the Annuitization Date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a Contract Owner ' s death;

•	the result of a Contract Owner ' s disability (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the Contract Owner or the joint lives (or joint life expectancies) of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the annuity payment option selected by the Contract Owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner ' s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the Contract Owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

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The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the Annuitant dies before the contract is completely distributed, the balance may be included in the Annuitant ' s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the Annuitant.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the Contract Owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or " other similar life event " such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax adviser.

Same-sex marriages, domestic partnership and other similar relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ( " DOMA " ), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder ' s spouse.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a " partial exchange. "   A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the Contract Owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or " other similar life event " such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the Contract Owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be

70

subject to mandatory 20% withholding that cannot be waived, unless:
•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit Contract Owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a Contract Owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien ' s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien ' s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one Contract Owner to another; or

•	a distribution to someone other than a Contract Owner.

Upon the Contract Owner ' s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the Contract Owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the Contract Owner).

If the Contract Owner is not an individual, then for this purpose only , "Contract Owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

71

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the Contract Owner if the income, for the period the contract was not diversified, had been received by the Contract Owner.

If the violation is not corrected, the Contract Owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide ' s understanding of federal tax laws.  It is NOT intended as tax advice.   All information is subject to change without notice.   You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the Contract Owner designates to receive death proceeds upon the Contract Owner ' s death.  The distribution rules in the Internal Revenue Code make a distinction between " beneficiary " and " designated beneficiary " when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the Annuitant, or that are made from Non-Qualified Contracts after the death of the Contract Owner.  A designated beneficiary is a natural person who is designated by the Contract Owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the Contract Owner are paid to the beneficiary or beneficiaries stipulated by the Contract Owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the Contract Owner ' s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the Contract Owner ' s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a Contract Owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any Contract Owner dies on or after the Annuitization Date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the Contract Owner's death.

(2)
If any Contract Owner dies before the Annuitization Date, then the entire interest in the contract (consisting of either the death benefit or the Contract Value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the Contract Owner ' s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.

72

     Payments must begin within one year of the Contract Owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased Contract Owner, the spouse can choose to become the Contract Owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse ' s death.

In the event that the Contract Owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the Annuitant will be treated as the death of a Contract Owner;

(b)	any change of Annuitant will be treated as the death of a Contract Owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  D istributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the Contract Owner or the joint lives of the Contract Owner and the Contract Owner ' s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the Contract Owner and a person 10 years younger than the Contract Owner.  If the designated beneficiary is the spouse of the Contract Owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the Contract Owner and the Contract Owner ' s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the Contract Owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the Contract Owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the same exception and should continue to be made.  Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your adviser and notify us of your decision.

If the Contract Owner ' s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the Contract Owner ' s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the Contract Value.

If the Contract Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire Contract Value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the Contract Owner ' s spouse, the applicable distribution period is the surviving spouse ' s remaining life expectancy using the surviving spouse ' s birthday for each distribution calendar year after the calendar year of the Contract Owner ' s death.  For calendar years after the death of the Contract Owner ' s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse ' s age in the calendar year of the spouse ' s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse ' s death;

(b)
if the designated beneficiary is not the Contract Owner ' s surviving spouse, the applicable distribution period is the designated beneficiary ' s remaining life expectancy using the designated beneficiary ' s birthday in the calendar year immediately following the calendar year of the Contract Owner ' s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Contract Owner ' s death.

If the Contract Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the Contract Owner ' s spouse, the applicable distribution period is the surviving spouse ' s remaining life expectancy using the surviving spouse ' s birthday for each distribution calendar year after the calendar year of the Contract Owner ' s death.  For calendar years after the death of the Contract Owner ' s surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner ' s remaining life expectancy using the Contract Owner ' s birthday in the

73

   calendar year of the Contract Owner' s death, reduced by one for each year thereafter; or (b) the spouse ' s remaining life expectancy using the spouse ' s age in the calendar year

(b)	of the spouse ' s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse ' s death;

(c)
if the designated beneficiary is not the Contract Owner ' s surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner ' s remaining life expectancy using the Contract Owner ' s birthday in the calendar year of the Contract Owner ' s death, reduced by one for each year thereafter; or (b) the designated beneficiary ' s remaining life expectancy using the designated beneficiary ' s birthday in the calendar year immediately following the calendar year of the Contract Owner ' s death, reduced by one for each calendar year that elapsed thereafter; and

(d)
if there is no designated beneficiary, the applicable distribution period is the Contract Owner ' s remaining life expectancy using the Contract Owner ' s birthday in the calendar year of the Contract Owner ' s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient ' s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

74

choicevenuecfione.htm
STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its  Nationwide Variable Account- 9

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2010 . The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.   The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $140 billion as of December 31, 2009.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the Daily Net Assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

1

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account - 9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2009 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.   KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA”).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2009 , 2008 , and 2007 , no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the Variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

2

Condensed Financial Information

The following charts represent the Accumulation Unit value for all classes of Accumulation Units for all asset fees for contracts issued as of December 31, 2009.  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

The following Sub-Accounts were added to the Variable Account effective May 1, 2010, therefore; no Condensed Financial Information is available:

MFS® Variable Insurance Trust II
•	MFS® International Value Portfolio: Service Class
Nationwide Variable Insurance Trust
•	NVIT Multi-Manager Large Cap Growth Fund: Class I
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Health Sciences Portfolio – II
Van Eck Variable Insurance Products Trust
•	Van Eck VIP Global Hard Assets Fund: Class R1

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	8.044944	9.536779	18.54%	44,984	2009
	13.772184	8.044944	-41.59%	51,360	2008
	13.334939	13.772184	3.28%	59,835	2007
	11.572034	13.334939	15.23%	68,645	2006
	11.231549	11.572034	3.03%	80,239	2005
	10.252084	11.231549	9.55%	94,372	2004
	7.873907	10.252084	30.20%	107,677	2003
	10.000000	7.873907	-21.26%	11,018	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	7.450031	10.061218	35.05%	26,660	2009
	12.568622	7.450031	-40.73%	25,938	2008
	11.231930	12.568622	11.90%	34,568	2007
	11.476095	11.231930	-2.13%	44,744	2006
	10.144570	11.476095	13.13%	75,855	2005
	9.505781	10.144570	6.72%	61,371	2004
	7.822552	9.505781	21.52%	64,077	2003
	10.000000	7.822552	-21.77%	9,006	2002*

3

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.051813	14.124597	40.52%	39,378	2009
	15.882881	10.051813	-36.71%	46,049	2008
	15.883464	15.882881	0.00%	52,978	2007
	14.119468	15.883464	12.49%	62,448	2006
	13.442445	14.119468	5.04%	69,835	2005
	11.460998	13.442445	17.29%	94,052	2004
	8.258342	11.460998	38.78%	84,935	2003
	10.000000	8.258342	-17.42%	17,126	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	8.638095	10.020811	16.01%	32,813	2009
	13.436040	8.638095	-35.71%	45,326	2008
	13.701168	13.436040	-1.94%	56,906	2007
	11.907192	13.701168	15.07%	67,810	2006
	11.565554	11.907192	2.95%	133,425	2005
	10.430131	11.565554	10.89%	148,803	2004
	8.196339	10.430131	27.25%	142,728	2003
	10.000000	8.196339	-18.04%	15,728	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	9.963605	11.749762	17.93%	97,684	2009
	13.819740	9.963605	-27.90%	118,191	2008
	14.818075	13.819740	-6.74%	137,535	2007
	12.698453	14.818075	16.69%	160,627	2006
	12.294462	12.698453	3.29%	248,240	2005
	10.932111	12.294462	12.46%	242,510	2004
	8.616067	10.932111	26.88%	240,563	2003
	10.000000	8.616067	-13.84%	49,336	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.147327	12.101716	8.56%	25,907	2009
	11.499777	11.147327	-3.06%	23,350	2008
	10.663455	11.499777	7.84%	18,074	2007
	10.656245	10.663455	0.07%	10,151	2006
	10.651623	10.656245	0.04%	11,468	2005
	10.219974	10.651623	4.22%	37,241	2004
	10.000000	10.219974	2.20%	4,292	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	7.252553	9.532671	31.44%	4,554	2009
	11.255729	7.252553	-35.57%	5,874	2008
	10.631287	11.255729	5.87%	6,805	2007
	9.905439	10.631287	7.33%	7,310	2006
	9.729702	9.905439	1.81%	7,855	2005
	9.324080	9.729702	4.35%	7,125	2004
	7.527479	9.324080	23.87%	5,501	2003
	10.000000	7.527479	-24.73%	1,594	2002*

4

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	8.785127	10.576901	20.40%	36,134	2009
	12.691135	8.785127	-30.78%	39,199	2008
	12.059159	12.691135	5.24%	50,705	2007
	10.534824	12.059159	14.47%	66,345	2006
	10.271827	10.534824	2.56%	64,862	2005
	9.950953	10.271827	3.22%	67,200	2004
	8.360985	9.950953	19.02%	68,385	2003
	10.000000	8.360985	-16.39%	6,247	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	8.952206	9.987686	11.57%	3,715	2009
	12.922437	8.952206	-30.72%	4,861	2008
	11.966540	12.922437	7.99%	7,255	2007
	10.492356	11.966540	14.05%	8,974	2006
	10.474120	10.492356	0.17%	11,027	2005
	9.927767	10.474120	5.50%	13,604	2004
	8.136153	9.927767	22.02%	14,776	2003
	10.000000	8.136153	-18.64%	3,134	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	10.145179	15.237131	50.19%	67,906	2009
	13.936527	10.145179	-27.20%	92,367	2008
	13.713098	13.936527	1.63%	65,443	2007
	12.590817	13.713098	8.91%	68,897	2006
	12.498140	12.590817	0.74%	72,845	2005
	11.518160	12.498140	8.51%	95,399	2004
	9.601107	11.518160	19.97%	143,924	2003
	10.000000	9.601107	-3.99%	22,413	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.730806	12.700328	18.35%	105,532	2009
	11.784270	10.730806	-8.94%	148,065	2008
	11.379766	11.784270	3.55%	164,864	2007
	11.116837	11.379766	2.37%	204,002	2006
	11.175360	11.116837	-0.52%	246,172	2005
	10.980997	11.175360	1.77%	267,848	2004
	10.674330	10.980997	2.87%	295,545	2003
	10.000000	10.674330	6.74%	103,583	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.162651	13.560657	33.44%	175,805	2009
	18.003641	10.162651	-43.55%	222,980	2008
	15.582962	18.003641	15.53%	271,086	2007
	14.196665	15.582962	9.76%	301,097	2006
	12.355391	14.196665	14.90%	335,424	2005
	10.892311	12.355391	13.43%	290,431	2004
	8.625875	10.892311	26.27%	285,167	2003
	10.000000	8.625875	-13.74%	47,786	2002*

5

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	7.924372	10.138083	27.94%	179,263	2009
	14.068249	7.924372	-43.67%	225,363	2008
	14.104191	14.068249	-0.25%	277,495	2007
	11.939023	14.104191	18.14%	318,702	2006
	11.480785	11.939023	3.99%	355,862	2005
	10.478495	11.480785	9.57%	379,230	2004
	8.181219	10.478495	28.08%	378,634	2003
	10.000000	8.181219	-18.19%	103,682	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.967261	8.781929	26.05%	73,755	2009
	13.424502	6.967261	-48.10%	80,506	2008
	10.761115	13.424502	24.75%	89,756	2007
	10.250830	10.761115	4.98%	113,788	2006
	9.863726	10.250830	3.92%	128,441	2005
	9.710724	9.863726	1.58%	156,717	2004
	7.438044	9.710724	30.55%	147,848	2003
	10.000000	7.438044	-25.62%	46,247	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	12.462671	17.155638	37.66%	84,034	2009
	20.950635	12.462671	-40.51%	113,183	2008
	18.442618	20.950635	13.60%	146,982	2007
	16.656755	18.442618	10.72%	167,428	2006
	14.328237	16.656755	16.25%	176,684	2005
	11.669146	14.328237	22.79%	172,620	2004
	8.568929	11.669146	36.18%	141,041	2003
	10.000000	8.568929	-14.31%	28,213	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.485279	13.033920	24.31%	77,239	2009
	18.990937	10.485279	-44.79%	92,375	2008
	16.471611	18.990937	15.29%	103,644	2007
	14.193450	16.471611	16.05%	122,489	2006
	12.134679	14.193450	16.97%	129,891	2005
	10.871575	12.134679	11.62%	131,450	2004
	7.718273	10.871575	40.86%	125,825	2003
	10.000000	7.718273	-22.82%	18,909	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	7.470149	11.563427	54.80%	26,666	2009
	15.568771	7.470149	-52.02%	35,725	2008
	14.991446	15.568771	3.85%	43,551	2007
	13.118986	14.991446	14.27%	49,443	2006
	13.002652	13.118986	0.89%	51,986	2005
	11.595844	13.002652	12.13%	63,975	2004
	7.480890	11.595844	55.01%	50,547	2003
	10.000000	7.480890	-25.19%	9,372	2002*

6

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.343252	8.731681	18.91%	14,701	2009
	12.994210	7.343252	-43.49%	15,178	2008
	11.807776	12.994210	10.05%	19,397	2007
	11.302400	11.807776	4.47%	22,264	2006
	10.567506	11.302400	6.95%	22,749	2005
	10.089480	10.567506	4.74%	29,552	2004
	7.929075	10.089480	27.25%	34,386	2003
	10.000000	7.929075	-20.71%	3,297	2002*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.713524	10.788169	39.86%	7,949	2009
	14.811811	7.713524	-47.92%	9,178	2008
	13.603656	14.811811	8.88%	9,742	2007
	11.879131	13.603656	14.52%	4,407	2006
	11.036820	11.879131	7.63%	4,072	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	7.867531	9.918034	26.06%	12,121	2009
	11.463355	7.867531	-31.37%	23,136	2008
	10.788857	11.463355	6.25%	27,415	2007
	10.000000	10.788857	7.89%	36,624	2006*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	5.647770	7.857835	39.13%	34,718	2009
	11.845597	5.647770	-52.32%	45,699	2008
	10.982579	11.845597	7.86%	58,208	2007
	10.899047	10.982579	0.77%	66,660	2006
	10.757186	10.899047	1.32%	66,577	2005
	9.548089	10.757186	12.66%	88,415	2004
	7.095730	9.548089	34.56%	102,629	2003
	10.000000	7.095730	-29.04%	33,029	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	7.089570	11.377226	60.48%	12,642	2009
	11.900970	7.089570	-40.43%	12,565	2008
	11.817235	11.900970	0.71%	14,297	2007
	10.623119	11.817235	11.24%	21,879	2006
	10.267815	10.623119	3.46%	28,916	2005
	9.814754	10.267815	4.62%	38,365	2004
	7.467590	9.814754	31.43%	39,015	2003
	10.000000	7.467590	-25.32%	6,036	2002*

7

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.098507	12.180267	20.61%	57,238	2009
	15.243699	10.098507	-33.75%	58,561	2008
	14.384752	15.243699	5.97%	62,868	2007
	12.118222	14.384752	18.70%	60,541	2006
	11.554980	12.118222	4.87%	58,289	2005
	10.216309	11.554980	13.10%	56,470	2004
	8.316953	10.216309	22.84%	55,242	2003
	10.000000	8.316953	-16.83%	21,048	2002*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.958025	9.999600	11.63%	26,494	2009
	10.505182	8.958025	-14.73%	32,085	2008
	10.180267	10.505182	3.19%	41,045	2007
	9.918119	10.180267	2.64%	37,367	2006
	9.925486	9.918119	-0.07%	33,529	2005
	9.998725	9.925486	-0.73%	56,753	2004
	10.000000	9.998725	-0.01%	6,476	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.268264	9.997385	20.91%	8,570	2009
	13.868982	8.268264	-40.38%	21,035	2008
	14.009236	13.868982	-1.00%	25,366	2007
	13.512331	14.009236	3.68%	29,452	2006
	13.331239	13.512331	1.36%	42,177	2005
	12.097415	13.331239	10.20%	50,567	2004
	9.820202	12.097415	23.19%	46,046	2003
	10.000000	9.820202	-1.80%	4,932	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.399779	10.873942	29.46%	260	2009
	14.082459	8.399779	-40.35%	416	2008
	13.286513	14.082459	5.99%	1,897	2007
	11.862757	13.286513	12.00%	0	2006
	11.270076	11.862757	5.26%	0	2005
	10.000000	11.270076	12.70%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.425615	24.26%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.116244	7.924306	29.56%	0	2009
	10.000000	6.116244	-38.84%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.823684	10.507651	6.96%	9,582	2009
	10.000000	9.823684	-1.76%	194	2008*

8

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.253178	19.683842	60.64%	16,075	2009
	29.523513	12.253178	-58.50%	18,897	2008
	20.608665	29.523513	43.26%	22,582	2007
	15.320839	20.608665	34.51%	17,428	2006
	11.739471	15.320839	30.51%	10,258	2005
	10.000000	11.739471	17.39%	3,700	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.535147	12.647073	0.89%	223,291	2009
	11.839860	12.535147	5.87%	259,260	2008
	11.243925	11.839860	5.30%	271,500	2007
	11.082319	11.243925	1.46%	284,668	2006
	10.921833	11.082319	1.47%	354,997	2005
	10.763977	10.921833	1.47%	392,647	2004
	10.737803	10.763977	0.24%	502,531	2003
	10.000000	10.737803	7.38%	233,061	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.522873	11.931917	25.30%	24,988	2009
	15.308184	9.522873	-37.79%	43,748	2008
	14.668581	15.308184	4.36%	25,555	2007
	12.741978	14.668581	15.12%	42,665	2006
	11.984875	12.741978	6.32%	25,424	2005
	10.670649	11.984875	12.32%	72,009	2004
	8.215054	10.670649	29.89%	68,174	2003
	10.000000	8.215054	-17.85%	32,913	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.101361	11.928224	7.45%	142,148	2009
	11.992742	11.101361	-7.43%	152,486	2008
	11.554601	11.992742	3.79%	187,776	2007
	11.049006	11.554601	4.58%	229,016	2006
	10.857746	11.049006	1.76%	239,630	2005
	10.533052	10.857746	3.08%	268,515	2004
	9.909899	10.533052	6.29%	277,581	2003
	10.000000	9.909899	-0.90%	70,756	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.303566	12.091079	17.35%	307,046	2009
	13.619819	10.303566	-24.35%	402,228	2008
	13.087664	13.619819	4.07%	593,736	2007
	11.931793	13.087664	9.69%	594,974	2006
	11.498473	11.931793	3.77%	693,155	2005
	10.657265	11.498473	7.89%	778,340	2004
	9.012363	10.657265	18.25%	725,544	2003
	10.000000	9.012363	-9.88%	206,887	2002*

9

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.919721	12.154289	22.53%	259,172	2009
	14.678830	9.919721	-32.42%	289,248	2008
	14.040065	14.678830	4.55%	374,221	2007
	12.443859	14.040065	12.83%	376,790	2006
	11.798411	12.443859	5.47%	374,108	2005
	10.685816	11.798411	10.41%	458,275	2004
	8.566085	10.685816	24.75%	396,256	2003
	10.000000	8.566085	-14.34%	177,512	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.778891	12.163228	12.84%	198,286	2009
	12.880912	10.778891	-16.32%	245,197	2008
	12.354247	12.880912	4.26%	269,431	2007
	11.567555	12.354247	6.80%	297,966	2006
	11.239043	11.567555	2.92%	416,400	2005
	10.647898	11.239043	5.55%	515,963	2004
	9.507569	10.647898	11.99%	516,547	2003
	10.000000	9.507569	-4.92%	147,104	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.767718	11.596067	-1.46%	202,767	2009
	11.706507	11.767718	0.52%	214,124	2008
	11.342165	11.706507	3.21%	166,696	2007
	11.015384	11.342165	2.97%	267,963	2006
	10.892063	11.015384	1.13%	234,396	2005
	10.968931	10.892063	-0.70%	520,256	2004
	11.066732	10.968931	-0.88%	662,052	2003
	11.100780	11.066732	-0.31%	909,013	2002
	10.878760	11.100780	2.04%	574,816	2001
	10.415808	10.878760	4.44%	305,545	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.677180	14.306279	22.51%	34,401	2009
	14.333485	11.677180	-18.53%	45,264	2008
	13.909639	14.333485	3.05%	54,832	2007
	13.469205	13.909639	3.27%	67,564	2006
	13.382009	13.469205	0.65%	51,791	2005
	12.752538	13.382009	4.94%	137,242	2004
	11.547565	12.752538	10.43%	142,847	2003
	10.935239	11.547565	5.60%	78,722	2002
	10.656316	10.935239	2.62%	46,179	2001
	10.238786	10.656316	4.08%	22,642	2000

10

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.127209	10.366189	27.55%	22,254	2009
	15.408976	8.127209	-47.26%	23,778	2008
	15.233886	15.408976	1.15%	28,401	2007
	12.634324	15.233886	20.58%	27,083	2006
	11.472337	12.634324	10.13%	15,801	2005
	10.000000	11.472337	14.72%	4,015	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.296627	8.022668	27.41%	20,465	2009
	10.000000	6.296627	-37.03%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.284757	7.887411	25.50%	61,601	2009
	10.000000	6.284757	-37.15%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	6.465540	8.099943	25.28%	18,423	2009
	12.277891	6.465540	-47.34%	19,907	2008
	11.384324	12.277891	7.85%	20,259	2007
	11.222205	11.384324	1.44%	24,055	2006
	10.574593	11.222205	6.12%	64,122	2005
	9.486396	10.574593	11.47%	67,331	2004
	7.183813	9.486396	32.05%	64,557	2003
	10.000000	7.183813	-28.16%	9,627	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	8.979980	11.132680	23.97%	33,886	2009
	13.466777	8.979980	-33.32%	42,152	2008
	14.738477	13.466777	-8.63%	57,154	2007
	12.777718	14.738477	15.35%	68,100	2006
	12.620719	12.777718	1.24%	79,168	2005
	10.951502	12.620719	15.24%	87,597	2004
	7.106598	10.951502	54.10%	77,263	2003
	10.000000	7.106598	-28.93%	8,708	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	9.379899	12.420228	32.41%	47,880	2009
	15.448028	9.379899	-39.28%	51,310	2008
	15.392955	15.448028	0.36%	62,335	2007
	13.983395	15.392955	10.08%	79,170	2006
	12.674022	13.983395	10.33%	82,220	2005
	10.832244	12.674022	17.00%	91,746	2004
	7.820823	10.832244	38.51%	92,366	2003
	10.000000	7.820823	-21.79%	16,470	2002*

11

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	7.857361	9.717453	23.67%	13,706	2009
	13.662313	7.857361	-42.49%	16,601	2008
	12.856668	13.662313	6.27%	18,469	2007
	11.509505	12.856668	11.70%	23,436	2006
	10.915815	11.509505	5.44%	32,115	2005
	10.117454	10.915815	7.89%	54,679	2004
	8.072743	10.117454	25.33%	54,768	2003
	10.000000	8.072743	-19.27%	27,261	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.589702	7.203521	28.87%	70,198	2009
	10.000000	5.589702	-44.10%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.907173	29.07%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	6.975686	9.904785	41.99%	92,066	2009
	13.033423	6.975686	-46.48%	103,798	2008
	11.622240	13.033423	12.14%	122,161	2007
	10.957073	11.622240	6.07%	134,904	2006
	10.607665	10.957073	3.29%	159,469	2005
	10.100930	10.607665	5.02%	181,410	2004
	7.846634	10.100930	28.73%	170,764	2003
	10.000000	7.846634	-21.53%	82,995	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.438879	18.492103	37.60%	45,395	2009
	22.813666	13.438879	-41.09%	57,881	2008
	21.782493	22.813666	4.73%	63,883	2007
	18.789648	21.782493	15.93%	74,463	2006
	16.682960	18.789648	12.63%	90,485	2005
	14.209351	16.682960	17.41%	132,405	2004
	10.000000	14.209351	42.09%	105,563	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	10.110893	13.878631	37.26%	40,951	2009
	17.203425	10.110893	-41.23%	51,111	2008
	16.465548	17.203425	4.48%	57,999	2007
	14.242554	16.465548	15.61%	64,268	2006
	12.676481	14.242554	12.35%	86,558	2005
	10.825747	12.676481	17.10%	96,835	2004
	7.693100	10.825747	40.72%	108,002	2003
	10.000000	7.693100	-23.07%	50,265	2002*

12

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	12.271770	14.312846	16.63%	62,630	2009
	14.569023	12.271770	-15.77%	79,759	2008
	13.502304	14.569023	7.90%	94,771	2007
	12.782701	13.502304	5.63%	96,380	2006
	12.662897	12.782701	0.95%	66,402	2005
	11.855797	12.662897	6.81%	68,912	2004
	10.273465	11.855797	15.40%	73,457	2003
	10.000000	10.273465	2.73%	9,594	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	7.863850	9.914278	26.07%	67,328	2009
	13.008420	7.863850	-39.55%	82,875	2008
	12.681136	13.008420	2.58%	118,510	2007
	11.218100	12.681136	13.04%	135,454	2006
	10.770154	11.218100	4.16%	146,543	2005
	10.017952	10.770154	7.51%	194,183	2004
	8.043815	10.017952	24.54%	187,335	2003
	10.000000	8.043815	-19.56%	54,541	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.896836	10.662845	7.74%	4,507	2009
	11.220751	9.896836	-11.80%	9,490	2008
	10.827538	11.220751	3.63%	20,066	2007
	10.614013	10.827538	2.01%	14,172	2006
	10.367358	10.614013	2.38%	4,579	2005
	10.113318	10.367358	2.51%	6,467	2004
	10.000000	10.113318	1.13%	2,279	2003*

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares - Q/NQ	5.900329	9.626899	63.16%	26,303	2009
	11.772279	5.900329	-49.88%	34,184	2008
	10.247039	11.772279	14.88%	35,039	2007
	10.136607	10.247039	1.09%	37,346	2006
	9.560304	10.136607	6.03%	38,633	2005
	9.089863	9.560304	5.18%	41,539	2004
	7.264250	9.089863	25.13%	41,715	2003
	10.000000	7.264250	-27.36%	17,863	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	8.547631	10.811157	26.48%	149,535	2009
	13.517502	8.547631	-36.77%	178,075	2008
	14.051649	13.517502	-3.80%	221,601	2007
	12.292691	14.051649	14.31%	238,642	2006
	11.986734	12.292691	2.55%	249,423	2005
	10.363180	11.986734	15.67%	256,478	2004
	8.045373	10.363180	28.81%	239,800	2003
	10.000000	8.045373	-19.55%	79,811	2002*

13

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	8.017742	9.499700	18.48%	0	2009
	13.732613	8.017742	-41.62%	0	2008
	13.303414	13.732613	3.23%	0	2007
	11.550521	13.303414	15.18%	0	2006
	11.216339	11.550521	2.98%	0	2005
	10.243394	11.216339	9.50%	0	2004
	7.871229	10.243394	30.14%	0	2003
	10.000000	7.871229	-21.29%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	7.424861	10.022139	34.98%	0	2009
	12.532541	7.424861	-40.76%	0	2008
	11.205406	12.532541	11.84%	0	2007
	11.454788	11.205406	-2.18%	0	2006
	10.130851	11.454788	13.07%	0	2005
	9.497750	10.130851	6.67%	0	2004
	7.819899	9.497750	21.46%	0	2003
	10.000000	7.819899	-21.80%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.017824	14.069675	40.45%	0	2009
	15.837244	10.017824	-36.75%	0	2008
	15.845911	15.837244	-0.05%	0	2007
	14.093219	15.845911	12.44%	0	2006
	13.424248	14.093219	4.98%	0	2005
	11.451294	13.424248	17.23%	0	2004
	8.255533	11.451294	38.71%	0	2003
	10.000000	8.255533	-17.44%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	8.608915	9.981888	15.95%	0	2009
	13.397474	8.608915	-35.74%	0	2008
	13.668817	13.397474	-1.99%	0	2007
	11.885091	13.668817	15.01%	0	2006
	11.549918	11.885091	2.90%	0	2005
	10.421311	11.549918	10.83%	0	2004
	8.193557	10.421311	27.19%	0	2003
	10.000000	8.193557	-18.06%	0	2002*

14

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	9.929900	11.704064	17.87%	0	2009
	13.780002	9.929900	-27.94%	0	2008
	14.783020	13.780002	-6.78%	0	2007
	12.674837	14.783020	16.63%	0	2006
	12.277799	12.674837	3.23%	0	2005
	10.922844	12.277799	12.40%	0	2004
	8.613134	10.922844	26.82%	0	2003
	10.000000	8.613134	-13.87%	0	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.115274	12.060795	8.51%	0	2009
	11.472534	11.115274	-3.11%	0	2008
	10.643627	11.472534	7.79%	0	2007
	10.641817	10.643627	0.02%	0	2006
	10.642589	10.641817	-0.01%	0	2005
	10.216492	10.642589	4.17%	0	2004
	10.000000	10.216492	2.16%	0	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	7.227995	9.495565	31.37%	0	2009
	11.223336	7.227995	-35.60%	0	2008
	10.606112	11.223336	5.82%	0	2007
	9.886993	10.606112	7.27%	0	2006
	9.716507	9.886993	1.75%	0	2005
	9.316163	9.716507	4.30%	0	2004
	7.524913	9.316163	23.80%	0	2003
	10.000000	7.524913	-24.75%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	8.755423	10.535796	20.33%	0	2009
	12.654653	8.755423	-30.81%	0	2008
	12.030640	12.654653	5.19%	0	2007
	10.515227	12.030640	14.41%	0	2006
	10.257916	10.515227	2.51%	0	2005
	9.942517	10.257916	3.17%	0	2004
	8.358141	9.942517	18.96%	0	2003
	10.000000	8.358141	-16.42%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	8.921962	9.948889	11.51%	0	2009
	12.885335	8.921962	-30.76%	0	2008
	11.938265	12.885335	7.93%	0	2007
	10.472857	11.938265	13.99%	0	2006
	10.459953	10.472857	0.12%	0	2005
	9.919368	10.459953	5.45%	0	2004
	8.133388	9.919368	21.96%	0	2003
	10.000000	8.133388	-18.67%	0	2002*

15

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	10.110895	15.177934	50.11%	0	2009
	13.896495	10.110895	-27.24%	0	2008
	13.680682	13.896495	1.58%	0	2007
	12.567410	13.680682	8.86%	0	2006
	12.481232	12.567410	0.69%	0	2005
	11.508408	12.481232	8.45%	0	2004
	9.597853	11.508408	19.91%	0	2003
	10.000000	9.597853	-4.02%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.694548	12.650995	18.29%	0	2009
	11.750426	10.694548	-8.99%	0	2008
	11.352877	11.750426	3.50%	0	2007
	11.096183	11.352877	2.31%	0	2006
	11.160248	11.096183	-0.57%	0	2005
	10.971715	11.160248	1.72%	0	2004
	10.670712	10.971715	2.82%	0	2003
	10.000000	10.670712	6.71%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.128281	13.507938	33.37%	0	2009
	17.951894	10.128281	-43.58%	0	2008
	15.546091	17.951894	15.48%	0	2007
	14.170239	15.546091	9.71%	0	2006
	12.338636	14.170239	14.84%	0	2005
	10.883065	12.338636	13.37%	0	2004
	8.622934	10.883065	26.21%	0	2003
	10.000000	8.622934	-13.77%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	7.897575	10.098672	27.87%	0	2009
	14.027823	7.897575	-43.70%	0	2008
	14.070843	14.027823	-0.31%	0	2007
	11.916823	14.070843	18.08%	0	2006
	11.465236	11.916823	3.94%	0	2005
	10.469614	11.465236	9.51%	0	2004
	8.178436	10.469614	28.01%	0	2003
	10.000000	8.178436	-18.22%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.943699	8.747791	25.98%	0	2009
	13.385926	6.943699	-48.13%	0	2008
	10.735668	13.385926	24.69%	0	2007
	10.231766	10.735668	4.92%	0	2006
	9.850364	10.231766	3.87%	0	2005
	9.702496	9.850364	1.52%	0	2004
	7.435510	9.702496	30.49%	0	2003
	10.000000	7.435510	-25.64%	0	2002*

16

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	12.420553	17.088978	37.59%	0	2009
	20.890455	12.420553	-40.54%	0	2008
	18.399031	20.890455	13.54%	0	2007
	16.625805	18.399031	10.67%	0	2006
	14.308843	16.625805	16.19%	0	2005
	11.659260	14.308843	22.73%	0	2004
	8.566019	11.659260	36.11%	0	2003
	10.000000	8.566019	-14.34%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.449827	12.983247	24.24%	0	2009
	18.936364	10.449827	-44.82%	0	2008
	16.432655	18.936364	15.24%	0	2007
	14.167056	16.432655	15.99%	0	2006
	12.118243	14.167056	16.91%	0	2005
	10.862364	12.118243	11.56%	0	2004
	7.715652	10.862364	40.78%	0	2003
	10.000000	7.715652	-22.84%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	7.444867	11.518441	54.72%	0	2009
	15.524014	7.444867	-52.04%	0	2008
	14.955971	15.524014	3.80%	0	2007
	13.094574	14.955971	14.22%	0	2006
	12.985028	13.094574	0.84%	0	2005
	11.586011	12.985028	12.08%	0	2004
	7.478338	11.586011	54.93%	0	2003
	10.000000	7.478338	-25.22%	0	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.318439	8.697747	18.85%	0	2009
	12.956910	7.318439	-43.52%	0	2008
	11.779890	12.956910	9.99%	0	2007
	11.281422	11.779890	4.42%	0	2006
	10.553235	11.281422	6.90%	0	2005
	10.080964	10.553235	4.68%	0	2004
	7.926380	10.080964	27.18%	0	2003
	10.000000	7.926380	-20.74%	0	2002*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.695275	10.757175	39.79%	0	2009
	14.784302	7.695275	-47.95%	0	2008
	13.585319	14.784302	8.83%	0	2007
	11.869134	13.585319	14.46%	0	2006
	11.033112	11.869134	7.58%	0	2005

17

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	7.856845	9.899524	26.00%	0	2009
	11.453613	7.856845	-31.40%	0	2008
	10.785178	11.453613	6.20%	0	2007
	10.000000	10.785178	7.85%	0	2006*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	5.628685	7.827302	39.06%	0	2009
	11.811587	5.628685	-52.35%	0	2008
	10.956643	11.811587	7.80%	0	2007
	10.878815	10.956643	0.72%	0	2006
	10.742648	10.878815	1.27%	0	2005
	9.540022	10.742648	12.61%	0	2004
	7.093323	9.540022	34.49%	0	2003
	10.000000	7.093323	-29.07%	0	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	7.065595	11.332983	60.40%	0	2009
	11.866764	7.065595	-40.46%	0	2008
	11.789286	11.866764	0.66%	0	2007
	10.603367	11.789286	11.18%	0	2006
	10.253913	10.603367	3.41%	0	2005
	9.806445	10.253913	4.56%	0	2004
	7.465046	9.806445	31.36%	0	2003
	10.000000	7.465046	-25.35%	0	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.064340	12.132886	20.55%	0	2009
	15.199863	10.064340	-33.79%	0	2008
	14.350718	15.199863	5.92%	0	2007
	12.095679	14.350718	18.64%	0	2006
	11.539319	12.095679	4.82%	0	2005
	10.207647	11.539319	13.05%	0	2004
	8.314121	10.207647	22.77%	0	2003
	10.000000	8.314121	-16.86%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.932255	9.965779	11.57%	0	2009
	10.480296	8.932255	-14.77%	0	2008
	10.161335	10.480296	3.14%	0	2007
	9.904696	10.161335	2.59%	0	2006
	9.917071	9.904696	-0.12%	0	2005
	9.995324	9.917071	-0.78%	0	2004
	10.000000	9.995324	-0.05%	0	2003*

18

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.240292	9.958495	20.85%	0	2009
	13.829095	8.240292	-40.41%	0	2008
	13.976079	13.829095	-1.05%	0	2007
	13.487189	13.976079	3.62%	0	2006
	13.313175	13.487189	1.31%	0	2005
	12.087159	13.313175	10.14%	0	2004
	9.816866	12.087159	23.13%	0	2003
	10.000000	9.816866	-1.83%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.379915	10.842704	29.39%	0	2009
	14.056308	8.379915	-40.38%	0	2008
	13.268612	14.056308	5.94%	0	2007
	11.852772	13.268612	11.95%	0	2006
	11.266289	11.852772	5.21%	0	2005
	10.000000	11.266289	12.66%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.421404	24.21%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.114157	7.917563	29.50%	0	2009
	10.000000	6.114157	-38.86%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.820358	10.498770	6.91%	0	2009
	10.000000	9.820358	-1.80%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.224203	19.627314	60.56%	0	2009
	29.468725	12.224203	-58.52%	0	2008
	20.580914	29.468725	43.18%	0	2007
	15.307966	20.580914	34.45%	0	2006
	11.735542	15.307966	30.44%	0	2005
	10.000000	11.735542	17.36%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.492815	12.597964	0.84%	0	2009
	11.805871	12.492815	5.82%	0	2008
	11.217363	11.805871	5.25%	0	2007
	11.061737	11.217363	1.41%	0	2006
	10.907067	11.061737	1.42%	0	2005
	10.754884	10.907067	1.42%	0	2004
	10.734170	10.754884	0.19%	0	2003
	10.000000	10.734170	7.34%	0	2002*

19

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.884870	12.105449	22.46%	0	2009
	14.634701	9.884870	-32.46%	0	2008
	14.005009	14.634701	4.50%	0	2007
	12.419064	14.005009	12.77%	0	2006
	11.780866	12.419064	5.42%	0	2005
	10.675348	11.780866	10.36%	0	2004
	8.562027	10.675348	24.68%	0	2003
	10.000000	8.562027	-14.38%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.062388	11.880314	7.39%	0	2009
	11.956703	11.062388	-7.48%	0	2008
	11.525753	11.956703	3.74%	0	2007
	11.027002	11.525753	4.52%	0	2006
	10.841616	11.027002	1.71%	0	2005
	10.522733	10.841616	3.03%	0	2004
	9.905214	10.522733	6.23%	0	2003
	10.000000	9.905214	-0.95%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.267363	12.042482	17.29%	0	2009
	13.578871	10.267363	-24.39%	0	2008
	13.054979	13.578871	4.01%	0	2007
	11.908017	13.054979	9.63%	0	2006
	11.481376	11.908017	3.72%	0	2005
	10.646835	11.481376	7.84%	0	2004
	9.008104	10.646835	18.19%	0	2003
	10.000000	9.008104	-9.92%	0	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.489423	11.883980	25.23%	0	2009
	15.262171	9.489423	-37.82%	0	2008
	14.631960	15.262171	4.31%	0	2007
	12.716604	14.631960	15.06%	0	2006
	11.967058	12.716604	6.26%	0	2005
	10.660201	11.967058	12.26%	0	2004
	8.211169	10.660201	29.83%	0	2003
	10.000000	8.211169	-17.89%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.741025	12.114345	12.79%	0	2009
	12.842197	10.741025	-16.36%	0	2008
	12.323405	12.842197	4.21%	0	2007
	11.544509	12.323405	6.75%	0	2006
	11.222329	11.544509	2.87%	0	2005
	10.637462	11.222329	5.50%	0	2004
	9.503076	10.637462	11.94%	0	2003
	10.000000	9.503076	-4.97%	0	2002*

20

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.706618	11.530003	-1.51%	0	2009
	11.651639	11.706618	0.47%	0	2008
	11.294770	11.651639	3.16%	0	2007
	10.974911	11.294770	2.91%	0	2006
	10.857538	10.974911	1.08%	0	2005
	10.939717	10.857538	-0.75%	14,220	2004
	11.042864	10.939717	-0.93%	23,118	2003
	11.082465	11.042864	-0.36%	22,828	2002
	10.866357	11.082465	1.99%	14,851	2001
	10.409189	10.866357	4.39%	5,236	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.616550	14.224766	22.45%	0	2009
	14.266311	11.616550	-18.57%	0	2008
	13.851522	14.266311	2.99%	0	2007
	13.419727	13.851522	3.22%	0	2006
	13.339610	13.419727	0.60%	0	2005
	12.718597	13.339610	4.88%	2,274	2004
	11.522667	12.718597	10.38%	3,083	2003
	10.917216	11.522667	5.55%	2,344	2002
	10.644186	10.917216	2.57%	1,131	2001
	10.232296	10.644186	4.03%	988	2000

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.107963	10.336403	27.48%	0	2009
	15.380343	8.107963	-47.28%	0	2008
	15.213340	15.380343	1.10%	0	2007
	12.623671	15.213340	20.51%	0	2006
	11.468479	12.623671	10.07%	0	2005
	10.000000	11.468479	14.68%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.294480	8.015864	27.35%	0	2009
	10.000000	6.294480	-37.06%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.282625	7.880723	25.44%	0	2009
	10.000000	6.282625	-37.17%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	6.443677	8.068454	25.22%	0	2009
	12.242605	6.443677	-47.37%	0	2008
	11.357407	12.242605	7.79%	0	2007
	11.201349	11.357407	1.39%	0	2006
	10.560288	11.201349	6.07%	0	2005
	9.478374	10.560288	11.41%	0	2004
	7.181370	9.478374	31.99%	0	2003
	10.000000	7.181370	-28.19%	0	2002*

21

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	8.949626	11.089422	23.91%	0	2009
	13.428075	8.949626	-33.35%	0	2008
	14.703631	13.428075	-8.68%	0	2007
	12.753964	14.703631	15.29%	0	2006
	12.603640	12.753964	1.19%	0	2005
	10.942237	12.603640	15.18%	0	2004
	7.104185	10.942237	54.03%	0	2003
	10.000000	7.104185	-28.96%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	9.348190	12.371951	32.35%	0	2009
	15.403638	9.348190	-39.31%	0	2008
	15.356562	15.403638	0.31%	0	2007
	13.957396	15.356562	10.02%	0	2006
	12.656864	13.957396	10.28%	0	2005
	10.823074	12.656864	16.94%	0	2004
	7.818163	10.823074	38.44%	0	2003
	10.000000	7.818163	-21.82%	0	2002*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	7.830785	9.679663	23.61%	0	2009
	13.623025	7.830785	-42.52%	0	2008
	12.826251	13.623025	6.21%	0	2007
	11.488107	12.826251	11.65%	0	2006
	10.901041	11.488107	5.39%	0	2005
	10.108883	10.901041	7.84%	0	2004
	8.069994	10.108883	25.27%	0	2003
	10.000000	8.069994	-19.30%	0	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.587798	7.197397	28.81%	0	2009
	10.000000	5.587798	-44.12%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	6.952104	9.866295	41.92%	0	2009
	12.995970	6.952104	-46.51%	0	2008
	11.594759	12.995970	12.08%	0	2007
	10.936704	11.594759	6.02%	0	2006
	10.593310	10.936704	3.24%	0	2005
	10.092385	10.593310	4.96%	0	2004
	7.843957	10.092385	28.66%	0	2003
	10.000000	7.843957	-21.56%	0	2002*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.902816	29.03%	0	2009*

22

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.400233	18.429576	37.53%	0	2009
	22.759649	13.400233	-41.12%	0	2008
	21.742014	22.759649	4.68%	0	2007
	18.764224	21.742014	15.87%	0	2006
	16.668829	18.764224	12.57%	0	2005
	14.204530	16.668829	17.35%	0	2004
	10.000000	14.204530	42.05%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	10.076700	13.824678	37.19%	0	2009
	17.153994	10.076700	-41.26%	0	2008
	16.426621	17.153994	4.43%	0	2007
	14.216075	16.426621	15.55%	0	2006
	12.659315	14.216075	12.30%	0	2005
	10.816571	12.659315	17.04%	0	2004
	7.690485	10.816571	40.65%	0	2003
	10.000000	7.690485	-23.10%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	12.230276	14.257220	16.57%	0	2009
	14.527136	12.230276	-15.81%	0	2008
	13.470366	14.527136	7.85%	0	2007
	12.758932	13.470366	5.58%	0	2006
	12.645755	12.758932	0.89%	0	2005
	11.845764	12.645755	6.75%	0	2004
	10.269985	11.845764	15.34%	0	2003
	10.000000	10.269985	2.70%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	7.837275	9.875756	26.01%	0	2009
	12.971060	7.837275	-39.58%	0	2008
	12.651166	12.971060	2.53%	0	2007
	11.197248	12.651166	12.98%	0	2006
	10.755578	11.197248	4.11%	0	2005
	10.009487	10.755578	7.45%	0	2004
	8.041083	10.009487	24.48%	0	2003
	10.000000	8.041083	-19.59%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.868405	10.626812	7.69%	0	2009
	11.194198	9.868405	-11.84%	0	2008
	10.807431	11.194198	3.58%	0	2007
	10.599662	10.807431	1.96%	0	2006
	10.358581	10.599662	2.33%	0	2005
	10.109894	10.358581	2.46%	0	2004
	10.000000	10.109894	1.10%	0	2003*

23

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares - Q/NQ	5.880395	9.589515	63.08%	0	2009
	11.738501	5.880395	-49.91%	0	2008
	10.222847	11.738501	14.83%	0	2007
	10.117798	10.222847	1.04%	0	2006
	9.547383	10.117798	5.97%	0	2005
	9.082173	9.547383	5.12%	0	2004
	7.261782	9.082173	25.07%	0	2003
	10.000000	7.261782	-27.38%	0	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	8.518765	10.769170	26.42%	0	2009
	13.478689	8.518765	-36.80%	0	2008
	14.018460	13.478689	-3.85%	0	2007
	12.269854	14.018460	14.25%	0	2006
	11.970512	12.269854	2.50%	0	2005
	10.354396	11.970512	15.61%	0	2004
	8.042642	10.354396	28.74%	0	2003
	10.000000	8.042642	-19.57%	0	2002*

24

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	7.990615	9.462759	18.42%	11,304	2009
	13.693131	7.990615	-41.65%	14,900	2008
	13.271951	13.693131	3.17%	17,913	2007
	11.529041	13.271951	15.12%	42,327	2006
	11.201154	11.529041	2.93%	49,084	2005
	10.234720	11.201154	9.44%	55,832	2004
	7.868551	10.234720	30.07%	43,497	2003
	10.000000	7.868551	-21.31%	13,115	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	7.399737	9.983144	34.91%	7,633	2009
	12.496500	7.399737	-40.79%	7,666	2008
	11.178886	12.496500	11.79%	11,815	2007
	11.433475	11.178886	-2.23%	14,322	2006
	10.117119	11.433475	13.01%	15,748	2005
	9.489685	10.117119	6.61%	12,970	2004
	7.817233	9.489685	21.39%	12,405	2003
	10.000000	7.817233	-21.83%	2,885	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.983965	14.015000	40.38%	9,704	2009
	15.791750	9.983965	-36.78%	8,817	2008
	15.808460	15.791750	-0.11%	10,656	2007
	14.067026	15.808460	12.38%	9,719	2006
	13.406089	14.067026	4.93%	11,355	2005
	11.441603	13.406089	17.17%	13,773	2004
	8.252730	11.441603	38.64%	12,594	2003
	10.000000	8.252730	-17.47%	4,067	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	8.579754	9.943010	15.89%	2,967	2009
	13.358897	8.579754	-35.77%	4,619	2008
	13.636436	13.358897	-2.04%	8,475	2007
	11.862952	13.636436	14.95%	8,079	2006
	11.534252	11.862952	2.85%	10,506	2005
	10.412460	11.534252	10.77%	12,745	2004
	8.190764	10.412460	27.12%	10,554	2003
	10.000000	8.190764	-18.09%	4,467	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	9.896343	11.658594	17.81%	14,971	2009
	13.740417	9.896343	-27.98%	20,133	2008
	14.748092	13.740417	-6.83%	32,451	2007
	12.651290	14.748092	16.57%	32,928	2006
	12.261200	12.651290	3.18%	35,974	2005
	10.913608	12.261200	12.35%	35,082	2004
	8.610209	10.913608	26.75%	34,593	2003
	10.000000	8.610209	-13.90%	7,353	2002*

25

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.083295	12.019984	8.45%	4,908	2009
	11.445340	11.083295	-3.16%	3,110	2008
	10.623823	11.445340	7.73%	1,723	2007
	10.627401	10.623823	-0.03%	2,391	2006
	10.633557	10.627401	-0.06%	6,348	2005
	10.213008	10.633557	4.12%	13,758	2004
	10.000000	10.213008	2.13%	0	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	7.203556	9.458660	31.31%	425	2009
	11.191080	7.203556	-35.63%	426	2008
	10.581034	11.191080	5.77%	410	2007
	9.868612	10.581034	7.22%	411	2006
	9.703350	9.868612	1.70%	401	2005
	9.308274	9.703350	4.24%	390	2004
	7.522347	9.308274	23.74%	393	2003
	10.000000	7.522347	-24.78%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	8.725810	10.494823	20.27%	27,464	2009
	12.618271	8.725810	-30.85%	27,976	2008
	12.002182	12.618271	5.13%	33,433	2007
	10.495668	12.002182	14.35%	34,032	2006
	10.244021	10.495668	2.46%	41,282	2005
	9.934099	10.244021	3.12%	37,006	2004
	8.355301	9.934099	18.90%	28,686	2003
	10.000000	8.355301	-16.45%	12,734	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	8.891775	9.910183	11.45%	15,149	2009
	12.848275	8.891775	-30.79%	21,095	2008
	11.910009	12.848275	7.88%	22,398	2007
	10.453364	11.910009	13.93%	23,577	2006
	10.445777	10.453364	0.07%	26,552	2005
	9.910964	10.445777	5.40%	28,037	2004
	8.130621	9.910964	21.90%	26,703	2003
	10.000000	8.130621	-18.69%	17,857	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	10.076701	15.118936	50.04%	10,041	2009
	13.856550	10.076701	-27.28%	10,875	2008
	13.648331	13.856550	1.53%	15,695	2007
	12.544040	13.648331	8.80%	19,447	2006
	12.464328	12.544040	0.64%	22,363	2005
	11.498664	12.464328	8.40%	21,438	2004
	9.594594	11.498664	19.85%	24,333	2003
	10.000000	9.594594	-4.05%	2,619	2002*

26

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.658382	12.601811	18.23%	39,021	2009
	11.716643	10.658382	-9.03%	40,590	2008
	11.326011	11.716643	3.45%	56,886	2007
	11.075534	11.326011	2.26%	57,370	2006
	11.145122	11.075534	-0.62%	63,635	2005
	10.962410	11.145122	1.67%	75,141	2004
	10.667089	10.962410	2.77%	82,834	2003
	10.000000	10.667089	6.67%	20,435	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.094025	13.455416	33.30%	48,284	2009
	17.900300	10.094025	-43.61%	52,704	2008
	15.509334	17.900300	15.42%	57,639	2007
	14.143894	15.509334	9.65%	59,105	2006
	12.321923	14.143894	14.79%	68,358	2005
	10.873845	12.321923	13.32%	84,276	2004
	8.619998	10.873845	26.15%	74,257	2003
	10.000000	8.619998	-13.80%	30,068	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	7.870871	10.059398	27.81%	37,695	2009
	13.987522	7.870871	-43.73%	57,017	2008
	14.037589	13.987522	-0.36%	74,747	2007
	11.894677	14.037589	18.02%	101,156	2006
	11.449724	11.894677	3.89%	105,686	2005
	10.460761	11.449724	9.45%	119,510	2004
	8.175659	10.460761	27.95%	117,089	2003
	10.000000	8.175659	-18.24%	30,365	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.920211	8.713776	25.92%	21,822	2009
	13.347455	6.920211	-48.15%	28,025	2008
	10.710276	13.347455	24.62%	32,520	2007
	10.212745	10.710276	4.87%	59,603	2006
	9.837025	10.212745	3.82%	64,956	2005
	9.694281	9.837025	1.47%	65,401	2004
	7.432981	9.694281	30.42%	68,902	2003
	10.000000	7.432981	-25.67%	18,166	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	12.378557	17.022552	37.52%	35,249	2009
	20.830428	12.378557	-40.57%	37,093	2008
	18.355534	20.830428	13.48%	51,195	2007
	16.594901	18.355534	10.61%	57,192	2006
	14.289475	16.594901	16.13%	59,467	2005
	11.649387	14.289475	22.66%	60,235	2004
	8.563111	11.649387	36.04%	53,792	2003
	10.000000	8.563111	-14.37%	17,590	2002*

27

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.414476	12.932757	24.18%	37,422	2009
	18.881927	10.414476	-44.84%	37,596	2008
	16.393793	18.881927	15.18%	37,838	2007
	14.140716	16.393793	15.93%	40,641	2006
	12.101842	14.140716	16.85%	44,425	2005
	10.853168	12.101842	11.51%	29,882	2004
	7.713021	10.853168	40.71%	27,804	2003
	10.000000	7.713021	-22.87%	12,120	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	7.419688	11.473660	54.64%	7,178	2009
	15.479408	7.419688	-52.07%	9,728	2008
	14.920617	15.479408	3.75%	9,180	2007
	13.070238	14.920617	14.16%	9,950	2006
	12.967456	13.070238	0.79%	11,325	2005
	11.576207	12.967456	12.02%	15,647	2004
	7.475794	11.576207	54.85%	12,382	2003
	10.000000	7.475794	-25.24%	9,559	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.293671	8.663914	18.79%	4,454	2009
	12.919640	7.293671	-43.55%	5,707	2008
	11.752005	12.919640	9.94%	8,400	2007
	11.260416	11.752005	4.37%	9,480	2006
	10.538914	11.260416	6.85%	9,872	2005
	10.072411	10.538914	4.63%	15,205	2004
	7.923682	10.072411	27.12%	19,158	2003
	10.000000	7.923682	-20.76%	2,492	2002*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.677053	10.726251	39.72%	0	2009
	14.756829	7.677053	-47.98%	370	2008
	13.567015	14.756829	8.77%	2,689	2007
	11.859145	13.567015	14.40%	2,751	2006
	11.029409	11.859145	7.52%	0	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	7.846153	9.881033	25.93%	7,431	2009
	11.443855	7.846153	-31.44%	9,428	2008
	10.781507	11.443855	6.14%	9,904	2007
	10.000000	10.781507	7.82%	9,906	2006*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	5.609625	7.796821	38.99%	12,001	2009
	11.777582	5.609625	-52.37%	15,836	2008
	10.930691	11.777582	7.75%	15,780	2007
	10.858547	10.930691	0.66%	17,916	2006
	10.728060	10.858547	1.22%	18,823	2005
	9.531914	10.728060	12.55%	24,335	2004
	7.090900	9.531914	34.42%	21,927	2003
	10.000000	7.090900	-29.09%	12,944	2002*

28

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	7.041682	11.288904	60.32%	3,910	2009
	11.832637	7.041682	-40.49%	3,180	2008
	11.761391	11.832637	0.61%	6,093	2007
	10.583635	11.761391	11.13%	7,208	2006
	10.240021	10.583635	3.36%	7,595	2005
	9.798136	10.240021	4.51%	7,820	2004
	7.462500	9.798136	31.30%	7,834	2003
	10.000000	7.462500	-25.38%	947	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.030303	12.085718	20.49%	14,048	2009
	15.156167	10.030303	-33.82%	15,993	2008
	14.316771	15.156167	5.86%	13,207	2007
	12.073182	14.316771	18.58%	15,074	2006
	11.523692	12.073182	4.77%	13,996	2005
	10.198999	11.523692	12.99%	14,935	2004
	8.311294	10.198999	22.71%	15,548	2003
	10.000000	8.311294	-16.89%	7,967	2002*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.906607	9.932110	11.51%	4,017	2009
	10.455501	8.906607	-14.81%	4,187	2008
	10.142483	10.455501	3.09%	3,973	2007
	9.891322	10.142483	2.54%	2,830	2006
	9.908686	9.891322	-0.18%	11,781	2005
	9.991948	9.908686	-0.83%	7,097	2004
	10.000000	9.991948	-0.08%	70	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.212423	9.919776	20.79%	3,377	2009
	13.789344	8.212423	-40.44%	3,872	2008
	13.943023	13.789344	-1.10%	4,650	2007
	13.462114	13.943023	3.57%	4,576	2006
	13.295147	13.462114	1.26%	5,242	2005
	12.076923	13.295147	10.09%	5,547	2004
	9.813529	12.076923	23.06%	5,383	2003
	10.000000	9.813529	-1.86%	3,000	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.360084	10.811558	29.32%	3,127	2009
	14.030202	8.360084	-40.41%	3,127	2008
	13.250742	14.030202	5.88%	5,058	2007
	11.842802	13.250742	11.89%	5,832	2006
	11.262512	11.842802	5.15%	0	2005
	10.000000	11.262512	12.63%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.417195	24.17%	0	2009*

29

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.112083	7.910873	29.43%	0	2009
	10.000000	6.112083	-38.88%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.817027	10.489872	6.85%	6,040	2009
	10.000000	9.817027	-1.83%	1,496	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.195283	19.570955	60.48%	3,766	2009
	29.414021	12.195283	-58.54%	3,905	2008
	20.553200	29.414021	43.11%	6,526	2007
	15.295088	20.553200	34.38%	4,181	2006
	11.731602	15.295088	30.38%	1,368	2005
	10.000000	11.731602	17.32%	918	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.450557	12.548965	0.79%	54,113	2009
	11.771918	12.450557	5.76%	65,470	2008
	11.190814	11.771918	5.19%	81,057	2007
	11.041144	11.190814	1.36%	73,008	2006
	10.892284	11.041144	1.37%	65,990	2005
	10.745764	10.892284	1.36%	77,237	2004
	10.730525	10.745764	0.14%	93,995	2003
	10.000000	10.730525	7.31%	32,114	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.456041	11.836163	25.17%	8,720	2009
	15.216240	9.456041	-37.86%	15,252	2008
	14.595369	15.216240	4.25%	22,768	2007
	12.691229	14.595369	15.00%	16,334	2006
	11.949230	12.691229	6.21%	16,987	2005
	10.649717	11.949230	12.20%	38,876	2004
	8.207270	10.649717	29.76%	22,586	2003
	10.000000	8.207270	-17.93%	8,896	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.023466	11.832509	7.34%	45,128	2009
	11.920695	11.023466	-7.53%	79,614	2008
	11.496915	11.920695	3.69%	39,690	2007
	11.004985	11.496915	4.47%	43,272	2006
	10.825457	11.004985	1.66%	47,271	2005
	10.512395	10.825457	2.98%	52,308	2004
	9.900522	10.512395	6.18%	71,599	2003
	10.000000	9.900522	-0.99%	13,958	2002*

30

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.231255	11.994031	17.23%	123,426	2009
	13.538003	10.231255	-24.43%	138,275	2008
	13.022333	13.538003	3.96%	174,130	2007
	11.884255	13.022333	9.58%	170,621	2006
	11.464275	11.884255	3.66%	169,658	2005
	10.636383	11.464275	7.78%	175,503	2004
	9.003831	10.636383	18.13%	187,606	2003
	10.000000	9.003831	-9.96%	21,154	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.850101	12.056739	22.40%	42,532	2009
	14.590644	9.850101	-32.49%	73,983	2008
	13.969982	14.590644	4.44%	88,966	2007
	12.394286	13.969982	12.71%	99,933	2006
	11.763314	12.394286	5.36%	104,556	2005
	10.664866	11.763314	10.30%	127,348	2004
	8.557964	10.664866	24.62%	110,693	2003
	10.000000	8.557964	-14.42%	77,400	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.703273	12.065634	12.73%	39,927	2009
	12.803569	10.703273	-16.40%	47,185	2008
	12.292621	12.803569	4.16%	63,364	2007
	11.521507	12.292621	6.69%	92,378	2006
	11.205635	11.521507	2.82%	119,332	2005
	10.627027	11.205635	5.44%	139,948	2004
	9.498578	10.627027	11.88%	166,895	2003
	10.000000	9.498578	-5.01%	69,835	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.645810	11.464287	-1.56%	40,196	2009
	11.597006	11.645810	0.42%	44,979	2008
	11.247554	11.597006	3.11%	131,772	2007
	10.934570	11.247554	2.86%	54,422	2006
	10.823110	10.934570	1.03%	46,569	2005
	10.910569	10.823110	-0.80%	63,901	2004
	11.019038	10.910569	-0.98%	76,812	2003
	11.064171	11.019038	-0.41%	79,347	2002
	10.853962	11.064171	1.94%	4,955	2002*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.556220	14.143714	22.39%	22,416	2009
	14.199439	11.556220	-18.61%	22,329	2008
	13.793632	14.199439	2.94%	33,515	2007
	13.370415	13.793632	3.17%	31,776	2006
	13.297326	13.370415	0.55%	21,146	2005
	12.684724	13.297326	4.83%	23,746	2004
	11.497820	12.684724	10.32%	23,238	2003
	10.899202	11.497820	5.49%	8,752	2002
	10.632058	10.899202	2.51%	1,839	2001*

31

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.088797	10.306722	27.42%	8,352	2009
	15.351794	8.088797	-47.31%	8,560	2008
	15.192857	15.351794	1.05%	14,863	2007
	12.613064	15.192857	20.45%	13,886	2006
	11.464644	12.613064	10.02%	11,715	2005
	10.000000	11.464644	14.65%	10,631	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.292346	8.009068	27.28%	9,096	2009
	10.000000	6.292346	-37.08%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.280491	7.874053	25.37%	13,923	2009
	10.000000	6.280491	-37.20%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	6.421865	8.037057	25.15%	2,519	2009
	12.207386	6.421865	-47.39%	3,575	2008
	11.330521	12.207386	7.74%	3,475	2007
	11.180501	11.330521	1.34%	3,945	2006
	10.545963	11.180501	6.02%	3,971	2005
	9.470327	10.545963	11.36%	3,986	2004
	7.178926	9.470327	31.92%	3,771	2003
	10.000000	7.178926	-28.21%	383	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	8.919344	11.046280	23.85%	6,958	2009
	13.389464	8.919344	-33.39%	11,333	2008
	14.668850	13.389464	-8.72%	15,622	2007
	12.730241	14.668850	15.23%	13,988	2006
	12.586559	12.730241	1.14%	13,055	2005
	10.932961	12.586559	15.12%	17,476	2004
	7.101763	10.932961	53.95%	13,711	2003
	10.000000	7.101763	-28.98%	1,109	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	9.316578	12.323848	32.28%	29,151	2009
	15.359373	9.316578	-39.34%	35,873	2008
	15.320254	15.359373	0.26%	43,885	2007
	13.931456	15.320254	9.97%	42,878	2006
	12.639747	13.931456	10.22%	43,815	2005
	10.813918	12.639747	16.88%	44,817	2004
	7.815510	10.813918	38.36%	45,927	2003
	10.000000	7.815510	-21.84%	26,889	2002*

32

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	7.804277	9.641992	23.55%	10,349	2009
	13.583845	7.804277	-42.55%	6,986	2008
	12.795904	13.583845	6.16%	11,971	2007
	11.466729	12.795904	11.59%	14,373	2006
	10.886267	11.466729	5.33%	9,444	2005
	10.100315	10.886267	7.78%	10,775	2004
	8.067253	10.100315	25.20%	11,936	2003
	10.000000	8.067253	-19.33%	9,258	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.585887	7.191287	28.74%	34,749	2009
	10.000000	5.585887	-44.14%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.898447	28.98%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	6.928582	9.827910	41.85%	30,561	2009
	12.958611	6.928582	-46.53%	53,065	2008
	11.567336	12.958611	12.03%	55,234	2007
	10.916363	11.567336	5.96%	57,742	2006
	10.578963	10.916363	3.19%	66,277	2005
	10.083838	10.578963	4.91%	67,938	2004
	7.841294	10.083838	28.60%	65,325	2003
	10.000000	7.841294	-21.59%	28,146	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.361713	18.367259	37.46%	16,207	2009
	22.705776	13.361713	-41.15%	22,511	2008
	21.701631	22.705776	4.63%	29,241	2007
	18.738865	21.701631	15.81%	31,013	2006
	16.654730	18.738865	12.51%	30,917	2005
	14.199720	16.654730	17.29%	37,334	2004
	10.000000	14.199720	42.00%	30,849	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	10.042641	13.770951	37.12%	22,674	2009
	17.104717	10.042641	-41.29%	36,145	2008
	16.387799	17.104717	4.37%	42,937	2007
	14.189657	16.387799	15.49%	44,655	2006
	12.642183	14.189657	12.24%	48,044	2005
	10.807412	12.642183	16.98%	62,281	2004
	7.687867	10.807412	40.58%	78,672	2003
	10.000000	7.687867	-23.12%	54,038	2002*

33

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	12.188927	14.201804	16.51%	38,932	2009
	14.485394	12.188927	-15.85%	43,938	2008
	13.438522	14.485394	7.79%	58,209	2007
	12.735209	13.438522	5.52%	48,532	2006
	12.628641	12.735209	0.84%	38,928	2005
	11.835746	12.628641	6.70%	54,005	2004
	10.266502	11.835746	15.29%	65,904	2003
	10.000000	10.266502	2.67%	9,402	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	7.810757	9.837349	25.95%	32,494	2009
	12.933758	7.810757	-39.61%	34,866	2008
	12.621242	12.933758	2.48%	39,111	2007
	11.176425	12.621242	12.93%	41,382	2006
	10.741008	11.176425	4.05%	38,166	2005
	10.000996	10.741008	7.40%	37,499	2004
	8.038347	10.000996	24.42%	39,235	2003
	10.000000	8.038347	-19.62%	26,288	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.840028	10.590879	7.63%	4,223	2009
	11.167683	9.840028	-11.89%	2,677	2008
	10.787340	11.167683	3.53%	4,142	2007
	10.585324	10.787340	1.91%	4,730	2006
	10.349803	10.585324	2.28%	3,233	2005
	10.106459	10.349803	2.41%	4,816	2004
	10.000000	10.106459	1.06%	304	2003*

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares - Q/NQ	5.860507	9.552236	62.99%	16,268	2009
	11.704761	5.860507	-49.93%	23,033	2008
	10.198669	11.704761	14.77%	23,344	2007
	10.098983	10.198669	0.99%	23,529	2006
	9.534454	10.098983	5.92%	22,424	2005
	9.074483	9.534454	5.07%	23,973	2004
	7.259311	9.074483	25.00%	22,625	2003
	10.000000	7.259311	-27.41%	15,085	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	8.489912	10.727250	26.35%	70,876	2009
	13.439897	8.489912	-36.83%	91,523	2008
	13.985266	13.439897	-3.90%	110,308	2007
	12.247014	13.985266	14.19%	113,594	2006
	11.954278	12.247014	2.45%	122,502	2005
	10.345615	11.954278	15.55%	130,451	2004
	8.039898	10.345615	28.68%	120,801	2003
	10.000000	8.039898	-19.60%	60,232	2002*

34

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	7.963573	9.425929	18.36%	36,020	2009
	13.653741	7.963573	-41.67%	36,154	2008
	13.240528	13.653741	3.12%	39,313	2007
	11.507574	13.240528	15.06%	46,952	2006
	11.185969	11.507574	2.88%	64,664	2005
	10.226046	11.185969	9.39%	76,081	2004
	7.865875	10.226046	30.01%	56,557	2003
	10.000000	7.865875	-21.34%	11,687	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	7.374690	9.944303	34.84%	78,454	2009
	12.460555	7.374690	-40.82%	91,152	2008
	11.152425	12.460555	11.73%	96,945	2007
	11.412206	11.152425	-2.28%	105,753	2006
	10.103416	11.412206	12.95%	113,038	2005
	9.481651	10.103416	6.56%	137,931	2004
	7.814576	9.481651	21.33%	143,570	2003
	10.000000	7.814576	-21.85%	29,198	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.950179	13.960490	40.30%	34,539	2009
	15.746345	9.950179	-36.81%	42,149	2008
	15.771065	15.746345	-0.16%	48,190	2007
	14.040862	15.771065	12.32%	91,847	2006
	13.387932	14.040862	4.88%	97,837	2005
	11.431916	13.387932	17.11%	95,551	2004
	8.249926	11.431916	38.57%	109,082	2003
	10.000000	8.249926	-17.50%	28,024	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	8.550752	9.904366	15.83%	20,200	2009
	13.320515	8.550752	-35.81%	23,739	2008
	13.604193	13.320515	-2.09%	36,977	2007
	11.840884	13.604193	14.89%	45,517	2006
	11.518631	11.840884	2.80%	51,375	2005
	10.403643	11.518631	10.72%	59,867	2004
	8.187977	10.403643	27.06%	57,111	2003
	10.000000	8.187977	-18.12%	27,285	2002*

35

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	9.862843	11.613216	17.75%	36,828	2009
	13.700897	9.862843	-28.01%	44,251	2008
	14.713186	13.700897	-6.88%	64,956	2007
	12.627738	14.713186	16.51%	64,001	2006
	12.244581	12.627738	3.13%	74,733	2005
	10.904362	12.244581	12.29%	78,405	2004
	8.607283	10.904362	26.69%	78,320	2003
	10.000000	8.607283	-13.93%	34,348	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.051399	11.979304	8.40%	7,884	2009
	11.418201	11.051399	-3.21%	5,677	2008
	10.604050	11.418201	7.68%	2,911	2007
	10.612998	10.604050	-0.08%	3,351	2006
	10.624530	10.612998	-0.11%	4,934	2005
	10.209525	10.624530	4.06%	61,587	2004
	10.000000	10.209525	2.10%	41,832	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	7.179172	9.421840	31.24%	2,188	2009
	11.158881	7.179172	-35.66%	2,188	2008
	10.555980	11.158881	5.71%	2,729	2007
	9.850240	10.555980	7.16%	4,160	2006
	9.690192	9.850240	1.65%	8,535	2005
	9.300371	9.690192	4.19%	8,981	2004
	7.519787	9.300371	23.68%	5,012	2003
	10.000000	7.519787	-24.80%	3,885	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	8.696266	10.453984	20.21%	26,665	2009
	12.581969	8.696266	-30.88%	28,446	2008
	11.973760	12.581969	5.08%	31,277	2007
	10.476127	11.973760	14.30%	38,372	2006
	10.230139	10.476127	2.40%	43,872	2005
	9.925679	10.230139	3.07%	46,673	2004
	8.352453	9.925679	18.84%	48,865	2003
	10.000000	8.352453	-16.48%	13,964	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	8.861682	9.871638	11.40%	1,841	2009
	12.811325	8.861682	-30.83%	3,106	2008
	11.881837	12.811325	7.82%	3,673	2007
	10.433920	11.881837	13.88%	3,403	2006
	10.431623	10.433920	0.02%	3,387	2005
	9.902567	10.431623	5.34%	4,057	2004
	8.127854	9.902567	21.83%	4,308	2003
	10.000000	8.127854	-18.72%	0	2002*

36

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	10.042597	15.060120	49.96%	30,987	2009
	13.816672	10.042597	-27.32%	39,839	2008
	13.616011	13.816672	1.47%	58,668	2007
	12.520682	13.616011	8.75%	62,466	2006
	12.447427	12.520682	0.59%	62,652	2005
	11.488917	12.447427	8.34%	81,812	2004
	9.591337	11.488917	19.78%	101,204	2003
	10.000000	9.591337	-4.09%	17,537	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.622331	12.552816	18.17%	88,719	2009
	11.682938	10.622331	-9.08%	110,059	2008
	11.299204	11.682938	3.40%	129,519	2007
	11.054918	11.299204	2.21%	137,740	2006
	11.130022	11.054918	-0.67%	144,714	2005
	10.953127	11.130022	1.62%	170,458	2004
	10.663471	10.953127	2.72%	197,933	2003
	10.000000	10.663471	6.63%	64,180	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.059857	13.403048	33.23%	117,284	2009
	17.848804	10.059857	-43.64%	141,407	2008
	15.472619	17.848804	15.36%	168,323	2007
	14.117567	15.472619	9.60%	171,506	2006
	12.305216	14.117567	14.73%	165,150	2005
	10.864621	12.305216	13.26%	174,047	2004
	8.617065	10.864621	26.08%	160,091	2003
	10.000000	8.617065	-13.83%	33,614	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	7.844227	10.020265	27.74%	108,684	2009
	13.947281	7.844227	-43.76%	121,343	2008
	14.004360	13.947281	-0.41%	155,015	2007
	11.872536	14.004360	17.96%	170,458	2006
	11.434198	11.872536	3.83%	172,785	2005
	10.451884	11.434198	9.40%	208,334	2004
	8.172872	10.451884	27.89%	205,057	2003
	10.000000	8.172872	-18.27%	64,617	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.896759	8.679833	25.85%	60,633	2009
	13.309020	6.896759	-48.18%	66,659	2008
	10.684904	13.309020	24.56%	69,491	2007
	10.193717	10.684904	4.82%	72,440	2006
	9.823689	10.193717	3.77%	77,118	2005
	9.686062	9.823689	1.42%	87,315	2004
	7.430451	9.686062	30.36%	82,137	2003
	10.000000	7.430451	-25.70%	27,789	2002*

37

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	12.336663	16.956320	37.45%	76,594	2009
	20.770520	12.336663	-40.60%	84,145	2008
	18.312096	20.770520	13.43%	93,538	2007
	16.564027	18.312096	10.55%	100,019	2006
	14.270112	16.564027	16.07%	95,600	2005
	11.639512	14.270112	22.60%	85,722	2004
	8.560195	11.639512	35.97%	74,566	2003
	10.000000	8.560195	-14.40%	18,298	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.379238	12.882452	24.12%	76,229	2009
	18.827629	10.379238	-44.87%	89,633	2008
	16.354999	18.827629	15.12%	95,651	2007
	14.114399	16.354999	15.87%	100,209	2006
	12.085430	14.114399	16.79%	102,815	2005
	10.843960	12.085430	11.45%	106,437	2004
	7.710394	10.843960	40.64%	112,956	2003
	10.000000	7.710394	-22.90%	29,320	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	7.394566	11.428996	54.56%	6,623	2009
	15.434869	7.394566	-52.09%	7,493	2008
	14.885301	15.434869	3.69%	9,403	2007
	13.045908	14.885301	14.10%	10,177	2006
	12.949881	13.045908	0.74%	12,963	2005
	11.566397	12.949881	11.96%	11,672	2004
	7.473249	11.566397	54.77%	10,407	2003
	10.000000	7.473249	-25.27%	1,126	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.268985	8.630216	18.73%	10,871	2009
	12.882480	7.268985	-43.57%	10,253	2008
	11.724195	12.882480	9.88%	10,119	2007
	11.239473	11.724195	4.31%	16,417	2006
	10.524645	11.239473	6.79%	19,838	2005
	10.063881	10.524645	4.58%	19,412	2004
	7.920987	10.063881	27.05%	22,433	2003
	10.000000	7.920987	-20.79%	14,447	2002*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.658878	10.695424	39.65%	4,590	2009
	14.729381	7.658878	-48.00%	4,623	2008
	13.548699	14.729381	8.71%	5,356	2007
	11.849141	13.548699	14.34%	5,592	2006
	11.025694	11.849141	7.47%	6,303	2005

38

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	7.835469	9.862573	25.87%	23,901	2009
	11.434100	7.835469	-31.47%	22,396	2008
	10.777823	11.434100	6.09%	26,773	2007
	10.000000	10.777823	7.78%	34,778	2006*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	5.590638	7.766497	38.92%	45,744	2009
	11.743722	5.590638	-52.39%	50,815	2008
	10.904834	11.743722	7.69%	50,952	2007
	10.838360	10.904834	0.61%	52,565	2006
	10.713548	10.838360	1.16%	57,699	2005
	9.523855	10.713548	12.49%	70,459	2004
	7.088490	9.523855	34.36%	70,063	2003
	10.000000	7.088490	-29.12%	23,370	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	7.017840	11.244952	60.23%	15,660	2009
	11.798581	7.017840	-40.52%	16,450	2008
	11.733538	11.798581	0.55%	20,549	2007
	10.563930	11.733538	11.07%	31,479	2006
	10.226135	10.563930	3.30%	35,394	2005
	9.789829	10.226135	4.46%	38,403	2004
	7.459964	9.789829	31.23%	39,144	2003
	10.000000	7.459964	-25.40%	12,944	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.996365	12.038713	20.43%	56,773	2009
	15.112583	9.996365	-33.85%	59,736	2008
	14.282895	15.112583	5.81%	70,689	2007
	12.050714	14.282895	18.52%	65,279	2006
	11.508084	12.050714	4.72%	66,634	2005
	10.190358	11.508084	12.93%	64,580	2004
	8.308471	10.190358	22.65%	73,618	2003
	10.000000	8.308471	-16.92%	26,137	2002*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.880976	9.898494	11.46%	13,398	2009
	10.430732	8.880976	-14.86%	7,006	2008
	10.123616	10.430732	3.03%	7,006	2007
	9.877916	10.123616	2.49%	8,787	2006
	9.900293	9.877916	-0.23%	8,723	2005
	9.988556	9.900293	-0.88%	48,277	2004
	10.000000	9.988556	-0.11%	22,237	2003*

39

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.184625	9.881167	20.73%	10,275	2009
	13.749672	8.184625	-40.47%	9,219	2008
	13.910027	13.749672	-1.15%	9,628	2007
	13.437060	13.910027	3.52%	10,602	2006
	13.277135	13.437060	1.20%	9,561	2005
	12.066688	13.277135	10.03%	8,889	2004
	9.810192	12.066688	23.00%	8,904	2003
	10.000000	9.810192	-1.90%	1,527	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.340289	10.780466	29.26%	3,476	2009
	14.004101	8.340289	-40.44%	7,486	2008
	13.232854	14.004101	5.83%	7,988	2007
	11.832816	13.232854	11.83%	2,841	2006
	11.258724	11.832816	5.10%	0	2005
	10.000000	11.258724	12.59%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.412989	24.13%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.110003	7.904167	29.36%	0	2009
	10.000000	6.110003	-38.90%	0	2008*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.496194	14.063112	22.33%	76,876	2009
	14.132859	11.496194	-18.66%	38,883	2008
	13.735964	14.132859	2.89%	40,826	2007
	13.321271	13.735964	3.11%	40,505	2006
	13.255163	13.321271	0.50%	49,028	2005
	12.650922	13.255163	4.78%	137,603	2004
	11.473014	12.650922	10.27%	119,665	2003
	10.881227	11.473014	5.44%	83,817	2002
	10.619936	10.881227	2.46%	11,341	2001
	10.219313	10.619936	3.92%	4,020	2000

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.813706	10.481000	6.80%	8,257	2009
	10.000000	9.813706	-1.86%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.166402	19.514681	60.40%	3,551	2009
	29.359343	12.166402	-58.56%	3,632	2008
	20.525465	29.359343	43.04%	4,460	2007
	15.282194	20.525465	34.31%	8,081	2006
	11.727649	15.282194	30.31%	5,947	2005
	10.000000	11.727649	17.28%	1,869	2004*

40

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.408448	12.500180	0.74%	101,284	2009
	11.738064	12.408448	5.71%	125,022	2008
	11.164337	11.738064	5.14%	144,230	2007
	11.020604	11.164337	1.30%	211,618	2006
	10.877534	11.020604	1.32%	233,184	2005
	10.736668	10.877534	1.31%	299,112	2004
	10.726883	10.736668	0.09%	347,006	2003
	10.000000	10.726883	7.27%	191,592	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.422814	11.788571	25.11%	54,088	2009
	15.170486	9.422814	-37.89%	54,932	2008
	14.558931	15.170486	4.20%	54,968	2007
	12.665956	14.558931	14.95%	72,449	2006
	11.931477	12.665956	6.16%	73,866	2005
	10.639301	11.931477	12.15%	108,843	2004
	8.203385	10.639301	29.69%	83,391	2003
	10.000000	8.203385	-17.97%	53,460	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.984715	11.784925	7.28%	72,165	2009
	11.884834	10.984715	-7.57%	77,842	2008
	11.468184	11.884834	3.63%	83,837	2007
	10.983058	11.468184	4.42%	91,488	2006
	10.809357	10.983058	1.61%	95,319	2005
	10.502098	10.809357	2.93%	143,775	2004
	9.895838	10.502098	6.13%	162,571	2003
	10.000000	9.895838	-1.04%	43,219	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.195277	11.945785	17.17%	197,666	2009
	13.497257	10.195277	-24.46%	210,228	2008
	12.989787	13.497257	3.91%	213,961	2007
	11.860570	12.989787	9.52%	231,534	2006
	11.447227	11.860570	3.61%	249,736	2005
	10.625957	11.447227	7.73%	362,284	2004
	8.999570	10.625957	18.07%	300,999	2003
	10.000000	8.999570	-10.00%	102,411	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.815472	12.008250	22.34%	203,738	2009
	14.546762	9.815472	-32.52%	206,836	2008
	13.935085	14.546762	4.39%	221,690	2007
	12.369589	13.935085	12.66%	245,026	2006
	11.745826	12.369589	5.31%	305,801	2005
	10.654414	11.745826	10.24%	281,769	2004
	8.553922	10.654414	24.56%	247,166	2003
	10.000000	8.553922	-14.46%	48,463	2002*

41

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.665626	12.017093	12.67%	149,769	2009
	12.765018	10.665626	-16.45%	150,100	2008
	12.261864	12.765018	4.10%	187,248	2007
	11.498511	12.261864	6.64%	220,534	2006
	11.188941	11.498511	2.77%	208,312	2005
	10.616601	11.188941	5.39%	240,796	2004
	9.494075	10.616601	11.82%	242,387	2003
	10.000000	9.494075	-5.06%	57,606	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.585286	11.398912	-1.61%	156,284	2009
	11.542601	11.585286	0.37%	345,698	2008
	11.200509	11.542601	3.05%	227,741	2007
	10.894355	11.200509	2.81%	117,777	2006
	10.788773	10.894355	0.98%	66,019	2005
	10.881482	10.788773	-0.85%	335,579	2004
	10.995248	10.881482	-1.03%	364,287	2003
	11.045897	10.995248	-0.46%	354,487	2002
	10.841575	11.045897	1.88%	106,990	2001
	10.395950	10.841575	4.29%	42,303	2000

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.069635	10.277073	27.35%	8,894	2009
	15.323233	8.069635	-47.34%	9,500	2008
	15.172347	15.323233	0.99%	11,227	2007
	12.602422	15.172347	20.39%	10,187	2006
	11.460775	12.602422	9.96%	7,947	2005
	10.000000	11.460775	14.61%	4,410	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.290201	8.002281	27.22%	29,270	2009
	10.000000	6.290201	-37.10%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.278351	7.867363	25.31%	45,928	2009
	10.000000	6.278351	-37.22%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	6.400139	8.005794	25.09%	9,333	2009
	12.172276	6.400139	-47.42%	16,057	2008
	11.303704	12.172276	7.68%	17,138	2007
	11.159692	11.303704	1.29%	20,600	2006
	10.531670	11.159692	5.96%	24,320	2005
	9.462300	10.531670	11.30%	25,807	2004
	7.176486	9.462300	31.85%	24,412	2003
	10.000000	7.176486	-28.24%	12,820	2002*

42

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	8.889163	11.003320	23.78%	19,872	2009
	13.350955	8.889163	-33.42%	20,774	2008
	14.634144	13.350955	-8.77%	26,618	2007
	12.706555	14.634144	15.17%	45,721	2006
	12.569516	12.706555	1.09%	56,378	2005
	10.923700	12.569516	15.07%	52,235	2004
	7.099346	10.923700	53.87%	51,962	2003
	10.000000	7.099346	-29.01%	20,652	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	9.285022	12.275883	32.21%	18,532	2009
	15.315167	9.285022	-39.37%	23,749	2008
	15.283977	15.315167	0.20%	22,439	2007
	13.905516	15.283977	9.91%	24,224	2006
	12.622595	13.905516	10.16%	31,024	2005
	10.804741	12.622595	16.82%	23,622	2004
	7.812843	10.804741	38.29%	18,806	2003
	10.000000	7.812843	-21.87%	4,315	2002*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	7.777888	9.604512	23.48%	15,231	2009
	13.544803	7.777888	-42.58%	14,401	2008
	12.765638	13.544803	6.10%	14,438	2007
	11.445402	12.765638	11.54%	18,453	2006
	10.871522	11.445402	5.28%	26,415	2005
	10.091753	10.871522	7.73%	27,486	2004
	8.064506	10.091753	25.14%	27,215	2003
	10.000000	8.064506	-19.35%	24,288	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.583979	7.185158	28.67%	45,134	2009
	10.000000	5.583979	-44.16%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.894070	28.94%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	6.905109	9.789639	41.77%	55,001	2009
	12.921313	6.905109	-46.56%	60,550	2008
	11.539938	12.921313	11.97%	65,624	2007
	10.896031	11.539938	5.91%	71,238	2006
	10.564606	10.896031	3.14%	79,674	2005
	10.075277	10.564606	4.86%	83,392	2004
	7.838616	10.075277	28.53%	86,059	2003
	10.000000	7.838616	-21.61%	42,542	2002*

43

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.323276	18.305112	37.39%	33,895	2009
	22.652004	13.323276	-41.18%	37,331	2008
	21.661296	22.652004	4.57%	42,640	2007
	18.713519	21.661296	15.75%	42,583	2006
	16.640631	18.713519	12.46%	42,688	2005
	14.194919	16.640631	17.23%	96,473	2004
	10.000000	14.194919	41.95%	79,550	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	10.008607	13.717310	37.06%	19,735	2009
	17.055452	10.008607	-41.32%	23,790	2008
	16.348957	17.055452	4.32%	26,591	2007
	14.163207	16.348957	15.43%	28,962	2006
	12.625019	14.163207	12.18%	43,592	2005
	10.798234	12.625019	16.92%	45,722	2004
	7.685241	10.798234	40.51%	60,582	2003
	10.000000	7.685241	-23.15%	43,660	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	12.147673	14.146563	16.45%	86,141	2009
	14.443710	12.147673	-15.90%	58,415	2008
	13.406695	14.443710	7.74%	89,184	2007
	12.711495	13.406695	5.47%	78,947	2006
	12.611516	12.711495	0.79%	68,372	2005
	11.825709	12.611516	6.64%	68,972	2004
	10.263009	11.825709	15.23%	89,007	2003
	10.000000	10.263009	2.63%	14,099	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	7.784317	9.799065	25.88%	77,149	2009
	12.896562	7.784317	-39.64%	86,469	2008
	12.591365	12.896562	2.42%	225,129	2007
	11.155617	12.591365	12.87%	222,007	2006
	10.726443	11.155617	4.00%	246,567	2005
	9.992515	10.726443	7.34%	255,679	2004
	8.035612	9.992515	24.35%	248,619	2003
	10.000000	8.035612	-19.64%	102,039	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.811712	10.555041	7.58%	9,340	2009
	11.141221	9.811712	-11.93%	10,924	2008
	10.767281	11.141221	3.47%	11,437	2007
	10.570988	10.767281	1.86%	9,340	2006
	10.341028	10.570988	2.22%	9,340	2005
	10.103021	10.341028	2.36%	9,340	2004
	10.000000	10.103021	1.03%	9,340	2003*

44

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares - Q/NQ	5.840648	9.515021	62.91%	10,456	2009
	11.671067	5.840648	-49.96%	11,184	2008
	10.174514	11.671067	14.71%	11,601	2007
	10.080181	10.174514	0.94%	14,251	2006
	9.521526	10.080181	5.87%	17,004	2005
	9.066790	9.521526	5.02%	22,655	2004
	7.256843	9.066790	24.94%	28,114	2003
	10.000000	7.256843	-27.43%	15,401	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	8.461179	10.685508	26.29%	143,110	2009
	13.401240	8.461179	-36.86%	156,066	2008
	13.952159	13.401240	-3.95%	191,828	2007
	12.224221	13.952159	14.14%	222,810	2006
	11.938074	12.224221	2.40%	230,681	2005
	10.336837	11.938074	15.49%	231,865	2004
	8.037160	10.336837	28.61%	215,783	2003
	10.000000	8.037160	-19.63%	55,747	2002*

45

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	7.936624	9.389265	18.30%	0	2009
	13.614475	7.936624	-41.70%	0	2008
	13.209197	13.614475	3.07%	0	2007
	11.486156	13.209197	15.00%	0	2006
	11.170807	11.486156	2.82%	0	2005
	10.217377	11.170807	9.33%	0	2004
	7.863195	10.217377	29.94%	0	2003
	10.000000	7.863195	-21.37%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	7.349699	9.905580	34.78%	0	2009
	12.424669	7.349699	-40.85%	0	2008
	11.125986	12.424669	11.67%	0	2007
	11.390932	11.125986	-2.33%	0	2006
	10.089706	11.390932	12.90%	0	2005
	9.473601	10.089706	6.50%	0	2004
	7.811909	9.473601	21.27%	0	2003
	10.000000	7.811909	-21.88%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.916493	13.906134	40.23%	0	2009
	15.701038	9.916493	-36.84%	0	2008
	15.733741	15.701038	-0.21%	0	2007
	14.014738	15.733741	12.27%	0	2006
	13.369789	14.014738	4.82%	0	2005
	11.422226	13.369789	17.05%	0	2004
	8.247115	11.422226	38.50%	0	2003
	10.000000	8.247115	-17.53%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	8.521778	9.865794	15.77%	0	2009
	13.282152	8.521778	-35.84%	0	2008
	13.571960	13.282152	-2.14%	0	2007
	11.818826	13.571960	14.83%	0	2006
	11.502998	11.818826	2.75%	0	2005
	10.394810	11.502998	10.66%	0	2004
	8.185188	10.394810	27.00%	0	2003
	10.000000	8.185188	-18.15%	0	2002*

46

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	9.829442	11.568006	17.69%	0	2009
	13.661451	9.829442	-28.05%	0	2008
	14.678335	13.661451	-6.93%	0	2007
	12.604220	14.678335	16.46%	0	2006
	12.227972	12.604220	3.08%	0	2005
	10.895104	12.227972	12.23%	0	2004
	8.604347	10.895104	26.62%	0	2003
	10.000000	8.604347	-13.96%	0	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.019566	11.938727	8.34%	0	2009
	11.391105	11.019566	-3.26%	0	2008
	10.584296	11.391105	7.62%	0	2007
	10.598601	10.584296	-0.13%	0	2006
	10.615502	10.598601	-0.16%	0	2005
	10.206041	10.615502	4.01%	0	2004
	10.000000	10.206041	2.06%	0	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	7.154865	9.385178	31.17%	0	2009
	11.126770	7.154865	-35.70%	0	2008
	10.530982	11.126770	5.66%	0	2007
	9.831893	10.530982	7.11%	0	2006
	9.677053	9.831893	1.60%	0	2005
	9.292487	9.677053	4.14%	0	2004
	7.517227	9.292487	23.62%	0	2003
	10.000000	7.517227	-24.83%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	8.666832	10.413303	20.15%	0	2009
	12.545760	8.666832	-30.92%	0	2008
	11.945414	12.545760	5.03%	0	2007
	10.456624	11.945414	14.24%	0	2006
	10.216264	10.456624	2.35%	0	2005
	9.917261	10.216264	3.01%	0	2004
	8.349612	9.917261	18.78%	0	2003
	10.000000	8.349612	-16.50%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	8.831662	9.833184	11.34%	0	2009
	12.774421	8.831662	-30.86%	0	2008
	11.853660	12.774421	7.77%	0	2007
	10.414474	11.853660	13.82%	0	2006
	10.417474	10.414474	-0.03%	0	2005
	9.894163	10.417474	5.29%	0	2004
	8.125085	9.894163	21.77%	0	2003
	10.000000	8.125085	-18.75%	0	2002*

47

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	10.008603	15.001517	49.89%	0	2009
	13.776926	10.008603	-27.35%	0	2008
	13.583787	13.776926	1.42%	0	2007
	12.497384	13.583787	8.69%	0	2006
	12.430568	12.497384	0.54%	0	2005
	11.479182	12.430568	8.29%	0	2004
	9.588070	11.479182	19.72%	0	2003
	10.000000	9.588070	-4.12%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.586346	12.503927	18.11%	0	2009
	11.649293	10.586346	-9.12%	0	2008
	11.272423	11.649293	3.34%	0	2007
	11.034309	11.272423	2.16%	0	2006
	11.114919	11.034309	-0.73%	0	2005
	10.943828	11.114919	1.56%	0	2004
	10.659835	10.943828	2.66%	0	2003
	10.000000	10.659835	6.60%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.025803	13.350900	33.17%	0	2009
	17.797460	10.025803	-43.67%	0	2008
	15.435995	17.797460	15.30%	0	2007
	14.091297	15.435995	9.54%	0	2006
	12.288548	14.091297	14.67%	0	2005
	10.855421	12.288548	13.20%	0	2004
	8.614138	10.855421	26.02%	0	2003
	10.000000	8.614138	-13.86%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	7.817661	9.981241	27.68%	0	2009
	13.907156	7.817661	-43.79%	0	2008
	13.971218	13.907156	-0.46%	0	2007
	11.850441	13.971218	17.90%	0	2006
	11.418711	11.850441	3.78%	0	2005
	10.443034	11.418711	9.34%	0	2004
	8.170092	10.443034	27.82%	0	2003
	10.000000	8.170092	-18.30%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.873424	8.646065	25.79%	0	2009
	13.270753	6.873424	-48.21%	0	2008
	10.659622	13.270753	24.50%	0	2007
	10.174755	10.659622	4.77%	0	2006
	9.810375	10.174755	3.71%	0	2005
	9.677853	9.810375	1.37%	0	2004
	7.427919	9.677853	30.29%	0	2003
	10.000000	7.427919	-25.72%	0	2002*

48

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	12.294866	16.890294	37.38%	0	2009
	20.710699	12.294866	-40.64%	0	2008
	18.268700	20.710699	13.37%	0	2007
	16.533162	18.268700	10.50%	0	2006
	14.250749	16.533162	16.02%	0	2005
	11.629636	14.250749	22.54%	0	2004
	8.557274	11.629636	35.90%	0	2003
	10.000000	8.557274	-14.43%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.344098	12.832305	24.05%	0	2009
	18.773450	10.344098	-44.90%	0	2008
	16.316280	18.773450	15.06%	0	2007
	14.088115	16.316280	15.82%	0	2006
	12.069047	14.088115	16.73%	0	2005
	10.834762	12.069047	11.39%	0	2004
	7.707771	10.834762	40.57%	0	2003
	10.000000	7.707771	-22.92%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	7.369529	11.384502	54.48%	0	2009
	15.390458	7.369529	-52.12%	0	2008
	14.850050	15.390458	3.64%	0	2007
	13.021605	14.850050	14.04%	0	2006
	12.932313	13.021605	0.69%	0	2005
	11.556580	12.932313	11.90%	0	2004
	7.470696	11.556580	54.69%	0	2003
	10.000000	7.470696	-25.29%	0	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.244363	8.596596	18.67%	0	2009
	12.845375	7.244363	-43.60%	0	2008
	11.696400	12.845375	9.82%	0	2007
	11.218519	11.696400	4.26%	0	2006
	10.510347	11.218519	6.74%	0	2005
	10.055332	10.510347	4.53%	0	2004
	7.918284	10.055332	26.99%	0	2003
	10.000000	7.918284	-20.82%	0	2002*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.640737	10.664672	39.58%	0	2009
	14.702008	7.640737	-48.03%	0	2008
	13.530439	14.702008	8.66%	0	2007
	11.839172	13.530439	14.29%	0	2006
	11.021997	11.839172	7.41%	0	2005

49

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	7.824811	9.844144	25.81%	0	2009
	11.424371	7.824811	-31.51%	0	2008
	10.774151	11.424371	6.03%	0	2007
	10.000000	10.774151	7.74%	0	2006*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	5.571705	7.736257	38.85%	0	2009
	11.709929	5.571705	-52.42%	0	2008
	10.879010	11.709929	7.64%	0	2007
	10.818179	10.879010	0.56%	0	2006
	10.699013	10.818179	1.11%	0	2005
	9.515771	10.699013	12.43%	0	2004
	7.086071	9.515771	34.29%	0	2003
	10.000000	7.086071	-29.14%	0	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	6.994070	11.201176	60.15%	0	2009
	11.764628	6.994070	-40.55%	0	2008
	11.705757	11.764628	0.50%	0	2007
	10.544266	11.705757	11.02%	0	2006
	10.212272	10.544266	3.25%	0	2005
	9.781536	10.212272	4.40%	0	2004
	7.457427	9.781536	31.17%	0	2003
	10.000000	7.457427	-25.43%	0	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.962500	11.991826	20.37%	0	2009
	15.069070	9.962500	-33.89%	0	2008
	14.249058	15.069070	5.75%	0	2007
	12.028264	14.249058	18.46%	0	2006
	11.492468	12.028264	4.66%	0	2005
	10.181702	11.492468	12.87%	0	2004
	8.305633	10.181702	22.59%	0	2003
	10.000000	8.305633	-16.94%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.855412	9.864986	11.40%	0	2009
	10.405989	8.855412	-14.90%	0	2008
	10.104772	10.405989	2.98%	0	2007
	9.864528	10.104772	2.44%	0	2006
	9.891887	9.864528	-0.28%	0	2005
	9.985156	9.891887	-0.93%	0	2004
	10.000000	9.985156	-0.15%	0	2003*

50

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.156925	9.842719	20.67%	0	2009
	13.710117	8.156925	-40.50%	0	2008
	13.877105	13.710117	-1.20%	0	2007
	13.412068	13.877105	3.47%	0	2006
	13.259152	13.412068	1.15%	0	2005
	12.056469	13.259152	9.98%	0	2004
	9.806861	12.056469	22.94%	0	2003
	10.000000	9.806861	-1.93%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.320532	10.749471	29.19%	0	2009
	13.978067	8.320532	-40.47%	0	2008
	13.215001	13.978067	5.77%	0	2007
	11.822846	13.215001	11.78%	0	2006
	11.254941	11.822846	5.05%	0	2005
	10.000000	11.254941	12.55%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.408774	24.09%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.107929	7.897457	29.30%	0	2009
	10.000000	6.107929	-38.92%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.810381	10.472120	6.75%	0	2009
	10.000000	9.810381	-1.90%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.137596	19.458594	60.32%	0	2009
	29.304806	12.137596	-58.58%	0	2008
	20.497800	29.304806	42.97%	0	2007
	15.269326	20.497800	34.24%	0	2006
	11.723703	15.269326	30.24%	0	2005
	10.000000	11.723703	17.24%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.366429	12.451515	0.69%	0	2009
	11.704254	12.366429	5.66%	0	2008
	11.137875	11.704254	5.09%	0	2007
	11.000067	11.137875	1.25%	0	2006
	10.862764	11.000067	1.26%	0	2005
	10.727541	10.862764	1.26%	0	2004
	10.723232	10.727541	0.04%	0	2003
	10.000000	10.723232	7.23%	0	2002*

51

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.389637	11.741097	25.04%	0	2009
	15.124787	9.389637	-37.92%	0	2008
	14.522502	15.124787	4.15%	0	2007
	12.640673	14.522502	14.89%	0	2006
	11.913697	12.640673	6.10%	0	2005
	10.628853	11.913697	12.09%	0	2004
	8.199498	10.628853	29.63%	0	2003
	10.000000	8.199498	-18.01%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.946084	11.737507	7.23%	0	2009
	11.849056	10.946084	-7.62%	0	2008
	11.439502	11.849056	3.58%	0	2007
	10.961134	11.439502	4.36%	0	2006
	10.793259	10.961134	1.56%	0	2005
	10.491789	10.793259	2.87%	0	2004
	9.891153	10.491789	6.07%	0	2003
	10.000000	9.891153	-1.09%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.159426	11.897721	17.11%	0	2009
	13.456647	10.159426	-24.50%	0	2008
	12.957311	13.456647	3.85%	0	2007
	11.836907	12.957311	9.47%	0	2006
	11.430176	11.836907	3.56%	0	2005
	10.615527	11.430176	7.67%	0	2004
	8.995312	10.615527	18.01%	0	2003
	10.000000	8.995312	-10.05%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.780927	11.959902	22.28%	0	2009
	14.502953	9.780927	-32.56%	0	2008
	13.900226	14.502953	4.34%	0	2007
	12.344896	13.900226	12.60%	0	2006
	11.728326	12.344896	5.26%	0	2005
	10.643945	11.728326	10.19%	0	2004
	8.549857	10.643945	24.49%	0	2003
	10.000000	8.549857	-14.50%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.628096	11.968718	12.61%	0	2009
	12.726582	10.628096	-16.49%	0	2008
	12.231204	12.726582	4.05%	0	2007
	11.475585	12.231204	6.58%	0	2006
	11.172292	11.475585	2.71%	0	2005
	10.606188	11.172292	5.34%	0	2004
	9.489589	10.606188	11.77%	0	2003
	10.000000	9.489589	-5.10%	0	2002*

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.325476	11.137615	-1.66%	0	2009
	11.289488	11.325476	0.32%	0	2008
	10.960502	11.289488	3.00%	0	2007
	10.666317	10.960502	2.76%	0	2006
	10.568302	10.666317	0.93%	0	2005
	10.664538	10.568302	-0.90%	11,696	2004
	10.781517	10.664538	-1.08%	14,510	2003
	10.836691	10.781517	-0.51%	45,596	2002
	10.641677	10.836691	1.83%	52,509	2001
	10.209430	10.641677	4.23%	6,060	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.083470	13.551342	22.27%	0	2009
	13.632414	11.083470	-18.70%	0	2008
	13.256349	13.632414	2.84%	0	2007
	12.862646	13.256349	3.06%	0	2006
	12.805314	12.862646	0.45%	0	2005
	12.227805	12.805314	4.72%	698	2004
	11.094926	12.227805	10.21%	664	2003
	10.527978	11.094926	5.39%	611	2002
	10.280419	10.527978	2.41%	1,734	2001
	9.897603	10.280419	3.87%	0	2000

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.050535	10.247542	27.29%	0	2009
	15.294761	8.050535	-47.36%	0	2008
	15.151912	15.294761	0.94%	0	2007
	12.591824	15.151912	20.33%	0	2006
	11.456941	12.591824	9.91%	0	2005
	10.000000	11.456941	14.57%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.288065	7.995483	27.15%	0	2009
	10.000000	6.288065	-37.12%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.276217	7.860693	25.25%	0	2009
	10.000000	6.276217	-37.24%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	6.378436	7.974596	25.02%	0	2009
	12.137212	6.378436	-47.45%	0	2008
	11.276915	12.137212	7.63%	0	2007
	11.138897	11.276915	1.24%	0	2006
	10.517384	11.138897	5.91%	0	2005
	9.454262	10.517384	11.24%	0	2004
	7.174030	9.454262	31.78%	0	2003
	10.000000	7.174030	-28.26%	0	2002*

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	8.859064	10.960475	23.72%	0	2009
	13.312533	8.859064	-33.45%	0	2008
	14.599504	13.312533	-8.82%	0	2007
	12.682909	14.599504	15.11%	0	2006
	12.552481	12.682909	1.04%	0	2005
	10.914432	12.552481	15.01%	0	2004
	7.096924	10.914432	53.79%	0	2003
	10.000000	7.096924	-29.03%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	9.253611	12.228126	32.14%	0	2009
	15.271115	9.253611	-39.40%	0	2008
	15.247809	15.271115	0.15%	0	2007
	13.879643	15.247809	9.86%	0	2006
	12.605492	13.879643	10.11%	0	2005
	10.795581	12.605492	16.77%	0	2004
	7.810180	10.795581	38.22%	0	2003
	10.000000	7.810180	-21.90%	0	2002*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	7.751518	9.567084	23.42%	0	2009
	13.505776	7.751518	-42.61%	0	2008
	12.735368	13.505776	6.05%	0	2007
	11.424061	12.735368	11.48%	0	2006
	10.856762	11.424061	5.23%	0	2005
	10.083182	10.856762	7.67%	0	2004
	8.061756	10.083182	25.07%	0	2003
	10.000000	8.061756	-19.38%	0	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.582069	7.179054	28.61%	0	2009
	10.000000	5.582069	-44.18%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.889699	28.90%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	6.881739	9.751556	41.70%	0	2009
	12.884143	6.881739	-46.59%	0	2008
	11.512626	12.884143	11.91%	0	2007
	10.875753	11.512626	5.86%	0	2006
	10.550294	10.875753	3.08%	0	2005
	10.066728	10.550294	4.80%	0	2004
	7.835952	10.066728	28.47%	0	2003
	10.000000	7.835952	-21.64%	0	2002*

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.284926	18.243138	37.32%	0	2009
	22.598324	13.284926	-41.21%	0	2008
	21.621027	22.598324	4.52%	0	2007
	18.688207	21.621027	15.69%	0	2006
	16.626541	18.688207	12.40%	0	2005
	14.190099	16.626541	17.17%	1,496	2004
	10.000000	14.190099	41.90%	845	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	9.974739	13.663938	36.99%	0	2009
	17.006390	9.974739	-41.35%	0	2008
	16.310261	17.006390	4.27%	0	2007
	14.136850	16.310261	15.37%	0	2006
	12.607909	14.136850	12.13%	0	2005
	10.789075	12.607909	16.86%	0	2004
	7.682628	10.789075	40.43%	0	2003
	10.000000	7.682628	-23.17%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	12.106521	14.091474	16.40%	0	2009
	14.402104	12.106521	-15.94%	0	2008
	13.374922	14.402104	7.68%	0	2007
	12.687820	13.374922	5.42%	0	2006
	12.594409	12.687820	0.74%	0	2005
	11.815672	12.594409	6.59%	0	2004
	10.259512	11.815672	15.17%	0	2003
	10.000000	10.259512	2.60%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	7.757975	9.760937	25.82%	0	2009
	12.859458	7.757975	-39.67%	0	2008
	12.561562	12.859458	2.37%	0	2007
	11.134859	12.561562	12.81%	0	2006
	10.711915	11.134859	3.95%	0	2005
	9.984055	10.711915	7.29%	0	2004
	8.032878	9.984055	24.29%	0	2003
	10.000000	8.032878	-19.67%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.783489	10.519334	7.52%	0	2009
	11.114815	9.783489	-11.98%	0	2008
	10.747251	11.114815	3.42%	0	2007
	10.556674	10.747251	1.81%	0	2006
	10.332268	10.556674	2.17%	0	2005
	10.099592	10.332268	2.30%	0	2004
	10.000000	10.099592	1.00%	0	2003*

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares - Q/NQ	5.820868	9.477990	62.83%	0	2009
	11.637462	5.820868	-49.98%	0	2008
	10.150406	11.637462	14.65%	0	2007
	10.061393	10.150406	0.88%	0	2006
	9.508612	10.061393	5.81%	0	2005
	9.059094	9.508612	4.96%	0	2004
	7.254368	9.059094	24.88%	0	2003
	10.000000	7.254368	-27.46%	0	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	8.432522	10.643910	26.22%	0	2009
	13.362668	8.432522	-36.89%	0	2008
	13.919126	13.362668	-4.00%	0	2007
	12.201464	13.919126	14.08%	0	2006
	11.921899	12.201464	2.34%	0	2005
	10.328081	11.921899	15.43%	0	2004
	8.034432	10.328081	28.55%	0	2003
	10.000000	8.034432	-19.66%	0	2002*

56

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	7.909722	9.352675	18.24%	1,137	2009
	13.575259	7.909722	-41.73%	3,404	2008
	13.177891	13.575259	3.02%	5,033	2007
	11.464744	13.177891	14.94%	5,124	2006
	11.155640	11.464744	2.77%	16,383	2005
	10.208693	11.155640	9.28%	19,571	2004
	7.860510	10.208693	29.87%	16,219	2003
	10.000000	7.860510	-21.39%	2,393	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	7.324797	9.866991	34.71%	2,041	2009
	12.388901	7.324797	-40.88%	3,545	2008
	11.099637	12.388901	11.62%	7,185	2007
	11.369717	11.099637	-2.38%	7,394	2006
	10.076008	11.369717	12.84%	7,759	2005
	9.465558	10.076008	6.45%	9,219	2004
	7.809244	9.465558	21.21%	7,741	2003
	10.000000	7.809244	-21.91%	4,231	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.882870	13.851931	40.16%	9,849	2009
	15.655792	9.882870	-36.87%	8,832	2008
	15.696430	15.655792	-0.26%	15,658	2007
	13.988608	15.696430	12.21%	15,022	2006
	13.351634	13.988608	4.77%	19,867	2005
	11.412519	13.351634	16.99%	23,333	2004
	8.244298	11.412519	38.43%	24,711	2003
	10.000000	8.244298	-17.56%	12,998	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	8.492932	9.827393	15.71%	6,768	2009
	13.243943	8.492932	-35.87%	5,761	2008
	13.539848	13.243943	-2.19%	7,138	2007
	11.796828	13.539848	14.78%	7,214	2006
	11.487418	11.796828	2.69%	9,910	2005
	10.386009	11.487418	10.60%	7,487	2004
	8.182403	10.386009	26.93%	4,423	2003
	10.000000	8.182403	-18.18%	782	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	9.796150	11.522970	17.63%	16,337	2009
	13.622130	9.796150	-28.09%	18,713	2008
	14.643571	13.622130	-6.98%	20,155	2007
	12.580742	14.643571	16.40%	25,689	2006
	12.211383	12.580742	3.02%	24,929	2005
	10.885859	12.211383	12.18%	27,013	2004
	8.601417	10.885859	26.56%	25,591	2003
	10.000000	8.601417	-13.99%	16,861	2002*

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.987820	11.898278	8.29%	5,700	2009
	11.364069	10.987820	-3.31%	4,037	2008
	10.564578	11.364069	7.57%	2,086	2007
	10.584226	10.564578	-0.19%	2,311	2006
	10.606483	10.584226	-0.21%	10,761	2005
	10.202557	10.606483	3.96%	9,569	2004
	10.000000	10.202557	2.03%	2,837	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	7.130619	9.348612	31.11%	0	2009
	11.094724	7.130619	-35.73%	0	2008
	10.506025	11.094724	5.60%	0	2007
	9.813575	10.506025	7.06%	0	2006
	9.663913	9.813575	1.55%	1,344	2005
	9.284596	9.663913	4.09%	0	2004
	7.514660	9.284596	23.55%	277	2003
	10.000000	7.514660	-24.85%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	8.637458	10.372722	20.09%	11,573	2009
	12.509628	8.637458	-30.95%	12,430	2008
	11.917107	12.509628	4.97%	17,908	2007
	10.437136	11.917107	14.18%	20,133	2006
	10.202403	10.437136	2.30%	20,569	2005
	9.908839	10.202403	2.96%	18,841	2004
	8.346767	9.908839	18.71%	14,625	2003
	10.000000	8.346767	-16.53%	3,227	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	8.801740	9.794887	11.28%	664	2009
	12.737639	8.801740	-30.90%	664	2008
	11.825593	12.737639	7.71%	664	2007
	10.395074	11.825593	13.76%	664	2006
	10.403340	10.395074	-0.08%	664	2005
	9.885766	10.403340	5.24%	664	2004
	8.122319	9.885766	21.71%	664	2003
	10.000000	8.122319	-18.78%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	9.974709	14.943121	49.81%	12,901	2009
	13.737261	9.974709	-27.39%	15,969	2008
	13.551613	13.737261	1.37%	14,702	2007
	12.474100	13.551613	8.64%	13,761	2006
	12.413700	12.474100	0.49%	21,186	2005
	11.469444	12.413700	8.23%	27,546	2004
	9.584812	11.469444	19.66%	29,568	2003
	10.000000	9.584812	-4.15%	4,947	2002*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.550503	12.455261	18.05%	43,165	2009
	11.615749	10.550503	-9.17%	37,022	2008
	11.245717	11.615749	3.29%	44,323	2007
	11.013768	11.245717	2.11%	45,577	2006
	11.099842	11.013768	-0.78%	47,557	2005
	10.934545	11.099842	1.51%	57,710	2004
	10.656222	10.934545	2.61%	57,281	2003
	10.000000	10.656222	6.56%	18,269	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.991844	13.298892	33.10%	65,062	2009
	17.746244	9.991844	-43.70%	64,454	2008
	15.399449	17.746244	15.24%	82,368	2007
	14.065057	15.399449	9.49%	82,979	2006
	12.271882	14.065057	14.61%	83,468	2005
	10.846212	12.271882	13.14%	85,298	2004
	8.611210	10.846212	25.95%	87,498	2003
	10.000000	8.611210	-13.89%	21,884	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	7.791184	9.942382	27.61%	55,137	2009
	13.867116	7.791184	-43.82%	58,213	2008
	13.938120	13.867116	-0.51%	74,593	2007
	11.828360	13.938120	17.84%	74,848	2006
	11.403215	11.828360	3.73%	78,527	2005
	10.434172	11.403215	9.29%	99,187	2004
	8.167310	10.434172	27.76%	113,564	2003
	10.000000	8.167310	-18.33%	38,138	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.850136	8.612382	25.73%	24,541	2009
	13.232542	6.850136	-48.23%	26,675	2008
	10.634356	13.232542	24.43%	34,002	2007
	10.155792	10.634356	4.71%	39,174	2006
	9.797062	10.155792	3.66%	42,982	2005
	9.669636	9.797062	1.32%	44,695	2004
	7.425381	9.669636	30.22%	43,625	2003
	10.000000	7.425381	-25.75%	16,545	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	12.253241	16.824553	37.31%	27,327	2009
	20.651102	12.253241	-40.67%	31,103	2008
	18.225445	20.651102	13.31%	38,824	2007
	16.502389	18.225445	10.44%	39,634	2006
	14.231433	16.502389	15.96%	37,511	2005
	11.619784	14.231433	22.48%	40,164	2004
	8.554371	11.619784	35.83%	37,949	2003
	10.000000	8.554371	-14.46%	7,132	2002*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.309022	12.782281	23.99%	13,430	2009
	18.719352	10.309022	-44.93%	16,073	2008
	16.277588	18.719352	15.00%	33,421	2007
	14.061842	16.277588	15.76%	30,897	2006
	12.052647	14.061842	16.67%	35,536	2005
	10.825551	12.052647	11.34%	40,518	2004
	7.705133	10.825551	40.50%	31,791	2003
	10.000000	7.705133	-22.95%	11,503	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	7.344562	11.340164	54.40%	8,241	2009
	15.346163	7.344562	-52.14%	6,904	2008
	14.814898	15.346163	3.59%	13,749	2007
	12.997377	14.814898	13.98%	14,529	2006
	12.914794	12.997377	0.64%	15,674	2005
	11.546790	12.914794	11.85%	16,032	2004
	7.468157	11.546790	54.61%	15,579	2003
	10.000000	7.468157	-25.32%	6,168	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.219820	8.563124	18.61%	6,706	2009
	12.808389	7.219820	-43.63%	6,712	2008
	11.668696	12.808389	9.77%	6,812	2007
	11.197624	11.668696	4.21%	8,643	2006
	10.496094	11.197624	6.68%	7,847	2005
	10.046793	10.496094	4.47%	5,451	2004
	7.915583	10.046793	26.92%	5,042	2003
	10.000000	7.915583	-20.84%	3,268	2002*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.622629	10.633981	39.51%	160	2009
	14.674642	7.622629	-48.06%	1,335	2008
	13.512160	14.674642	8.60%	1,806	2007
	11.829178	13.512160	14.23%	1,806	2006
	11.018283	11.829178	7.36%	3,478	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	7.814161	9.825752	25.74%	3,210	2009
	11.414639	7.814161	-31.54%	3,834	2008
	10.770472	11.414639	5.98%	3,995	2007
	10.000000	10.770472	7.70%	4,557	2006*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	5.552820	7.706118	38.78%	18,669	2009
	11.676193	5.552820	-52.44%	17,463	2008
	10.853219	11.676193	7.58%	17,584	2007
	10.798009	10.853219	0.51%	17,966	2006
	10.684489	10.798009	1.06%	24,248	2005
	9.507688	10.684489	12.38%	27,673	2004
	7.083647	9.507688	34.22%	27,267	2003
	10.000000	7.083647	-29.16%	8,482	2002*

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	6.970366	11.157528	60.07%	3,797	2009
	11.730731	6.970366	-40.58%	3,679	2008
	11.678015	11.730731	0.45%	4,255	2007
	10.524618	11.678015	10.96%	4,576	2006
	10.198426	10.524618	3.20%	5,449	2005
	9.773225	10.198426	4.35%	8,860	2004
	7.454879	9.773225	31.10%	9,574	2003
	10.000000	7.454879	-25.45%	967	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.928761	11.945131	20.31%	24,826	2009
	15.025703	9.928761	-33.92%	22,027	2008
	14.215319	15.025703	5.70%	29,098	2007
	12.005873	14.215319	18.40%	27,343	2006
	11.476897	12.005873	4.61%	23,118	2005
	10.173073	11.476897	12.82%	27,299	2004
	8.302808	10.173073	22.53%	25,487	2003
	10.000000	8.302808	-16.97%	16,845	2002*

Neuberger Berman Management Trust - Short Duration Bond Portfolio: I Class - Q/NQ	8.829886	9.831558	11.34%	23,231	2009
	10.381283	8.829886	-14.94%	4,138	2008
	10.085950	10.381283	2.93%	21,656	2007
	9.851160	10.085950	2.38%	6,223	2006
	9.883486	9.851160	-0.33%	5,171	2005
	9.981747	9.883486	-0.98%	5,222	2004
	10.000000	9.981747	-0.18%	3,840	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.129291	9.804385	20.61%	4,734	2009
	13.670639	8.129291	-40.53%	4,577	2008
	13.844223	13.670639	-1.25%	4,626	2007
	13.387078	13.844223	3.41%	4,624	2006
	13.241168	13.387078	1.10%	5,643	2005
	12.046236	13.241168	9.92%	4,554	2004
	9.803520	12.046236	22.88%	4,340	2003
	10.000000	9.803520	-1.96%	1,228	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.300816	10.718556	29.13%	377	2009
	13.952052	8.300816	-40.50%	573	2008
	13.197166	13.952052	5.72%	2,059	2007
	11.812879	13.197166	11.72%	906	2006
	11.251154	11.812879	4.99%	1,149	2005
	10.000000	11.251154	12.51%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.404567	24.05%	0	2009*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.105844	7.890737	29.23%	0	2009
	10.000000	6.105844	-38.94%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.807050	10.463248	6.69%	0	2009
	10.000000	9.807050	-1.93%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.108847	19.402636	60.24%	1,994	2009
	29.250342	12.108847	-58.60%	2,143	2008
	20.470158	29.250342	42.89%	6,553	2007
	15.256471	20.470158	34.17%	4,523	2006
	11.719770	15.256471	30.18%	1,457	2005
	10.000000	11.719770	17.20%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.324571	12.403060	0.64%	52,803	2009
	11.670569	12.324571	5.60%	65,876	2008
	11.111495	11.670569	5.03%	61,868	2007
	10.979577	11.111495	1.20%	54,678	2006
	10.848039	10.979577	1.21%	53,592	2005
	10.718448	10.848039	1.21%	62,357	2004
	10.719586	10.718448	-0.01%	97,096	2003
	10.000000	10.719586	7.20%	26,741	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.248197	11.558347	24.98%	17,893	2009
	14.904562	9.248197	-37.95%	23,052	2008
	14.318370	14.904562	4.09%	26,812	2007
	12.469319	14.318370	14.83%	25,829	2006
	11.758161	12.469319	6.05%	25,914	2005
	10.495425	11.758161	12.03%	30,945	2004
	8.100685	10.495425	29.56%	30,045	2003
	10.116319	8.100685	-19.92%	3,279	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.926170	11.710202	7.18%	25,667	2009
	11.833511	10.926170	-7.67%	30,156	2008
	11.430348	11.833511	3.53%	31,253	2007
	10.957934	11.430348	4.31%	37,065	2006
	10.795581	10.957934	1.50%	47,268	2005
	10.499391	10.795581	2.82%	79,660	2004
	9.903364	10.499391	6.02%	98,513	2003
	10.039249	9.903364	-1.35%	50,900	2002*

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.070044	11.787050	17.05%	242,025	2009
	13.345056	10.070044	-24.54%	244,555	2008
	12.856442	13.345056	3.80%	271,344	2007
	11.750727	12.856442	9.41%	290,049	2006
	11.352722	11.750727	3.51%	288,688	2005
	10.548952	11.352722	7.62%	258,522	2004
	8.943444	10.548952	17.95%	192,867	2003
	10.069222	8.943444	-11.18%	112,262	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.673596	11.822636	22.22%	72,620	2009
	14.351116	9.673596	-32.59%	68,538	2008
	13.761730	14.351116	4.28%	79,430	2007
	12.228101	13.761730	12.54%	90,442	2006
	11.623257	12.228101	5.20%	94,481	2005
	10.553956	11.623257	10.13%	139,526	2004
	8.481877	10.553956	24.43%	156,546	2003
	10.107544	8.481877	-16.08%	37,215	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.577860	11.906084	12.56%	53,180	2009
	12.672875	10.577860	-16.53%	61,211	2008
	12.185802	12.672875	4.00%	90,389	2007
	11.438776	12.185802	6.53%	95,303	2006
	11.142118	11.438776	2.66%	99,615	2005
	10.582927	11.142118	5.28%	116,353	2004
	9.473594	10.582927	11.71%	124,117	2003
	10.060109	9.473594	-5.83%	33,697	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.269880	11.077304	-1.71%	110,661	2009
	11.239786	11.269880	0.27%	166,819	2008
	10.917831	11.239786	2.95%	38,324	2007
	10.630182	10.917831	2.71%	56,902	2006
	10.537846	10.630182	0.88%	35,564	2005
	10.639218	10.537846	-0.95%	60,520	2004
	10.761392	10.639218	-1.14%	78,913	2003
	10.821968	10.761392	-0.56%	49,427	2002
	10.632658	10.821968	1.78%	0	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.029104	13.478009	22.20%	13,354	2009
	13.572447	11.029104	-18.74%	16,289	2008
	13.204800	13.572447	2.78%	18,512	2007
	12.819122	13.204800	3.01%	12,957	2006
	12.768454	12.819122	0.40%	13,292	2005
	12.198805	12.768454	4.67%	20,361	2004
	11.074251	12.198805	10.15%	20,325	2003
	10.513712	11.074251	5.33%	10,063	2002
	10.271747	10.513712	2.36%	977	2001*

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.031437	10.218016	27.23%	3,257	2009
	15.266276	8.031437	-47.39%	9,167	2008
	15.131435	15.266276	0.89%	14,363	2007
	12.581194	15.131435	20.27%	14,520	2006
	11.453079	12.581194	9.85%	8,715	2005
	10.000000	11.453079	14.53%	5,298	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.285917	7.988688	27.09%	16,052	2009
	10.000000	6.285917	-37.14%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.274075	7.854021	25.18%	16,985	2009
	10.000000	6.274075	-37.26%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	6.356838	7.943551	24.96%	6,796	2009
	12.102284	6.356838	-47.47%	8,109	2008
	11.250210	12.102284	7.57%	5,885	2007
	11.118175	11.250210	1.19%	5,710	2006
	10.503122	11.118175	5.86%	11,280	2005
	9.446250	10.503122	11.19%	13,644	2004
	7.171586	9.446250	31.72%	13,212	2003
	10.000000	7.171586	-28.28%	1,918	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	8.829043	10.917777	23.66%	5,647	2009
	13.274204	8.829043	-33.49%	4,494	2008
	14.564910	13.274204	-8.86%	8,546	2007
	12.659285	14.564910	15.05%	9,810	2006
	12.535451	12.659285	0.99%	11,511	2005
	10.905184	12.535451	14.95%	12,580	2004
	7.094503	10.905184	53.71%	11,989	2003
	10.000000	7.094503	-29.05%	1,537	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	9.222241	12.180467	32.08%	11,560	2009
	15.227118	9.222241	-39.44%	13,225	2008
	15.211658	15.227118	0.10%	15,690	2007
	13.853774	15.211658	9.80%	15,851	2006
	12.588380	13.853774	10.05%	10,922	2005
	10.786411	12.588380	16.71%	18,700	2004
	7.807512	10.786411	38.15%	20,970	2003
	10.000000	7.807512	-21.92%	10,156	2002*

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	7.725269	9.529839	23.36%	10,192	2009
	13.466920	7.725269	-42.64%	13,720	2008
	12.705219	13.466920	6.00%	11,131	2007
	11.402794	12.705219	11.42%	11,499	2006
	10.842043	11.402794	5.17%	8,738	2005
	10.074639	10.842043	7.62%	8,849	2004
	8.059011	10.074639	25.01%	11,358	2003
	10.000000	8.059011	-19.41%	2,478	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.580156	7.172938	28.54%	21,922	2009
	10.000000	5.580156	-44.20%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.885329	28.85%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	6.858410	9.713558	41.63%	27,875	2009
	12.847031	6.858410	-46.61%	29,288	2008
	11.485327	12.847031	11.86%	28,406	2007
	10.855471	11.485327	5.80%	28,973	2006
	10.535969	10.855471	3.03%	42,007	2005
	10.058187	10.535969	4.75%	44,557	2004
	7.833279	10.058187	28.40%	46,639	2003
	10.000000	7.833279	-21.67%	21,005	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.246673	18.181349	37.25%	25,448	2009
	22.544746	13.246673	-41.24%	30,530	2008
	21.580799	22.544746	4.47%	35,490	2007
	18.662895	21.580799	15.63%	35,280	2006
	16.612442	18.662895	12.34%	34,351	2005
	14.185285	16.612442	17.11%	38,230	2004
	10.000000	14.185285	41.85%	32,965	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	9.940959	13.610733	36.92%	16,427	2009
	16.957453	9.940959	-41.38%	19,328	2008
	16.271642	16.957453	4.21%	26,306	2007
	14.110528	16.271642	15.32%	27,103	2006
	12.590817	14.110528	12.07%	36,678	2005
	10.779925	12.590817	16.80%	39,236	2004
	7.680006	10.779925	40.36%	46,023	2003
	10.000000	7.680006	-23.20%	38,577	2002*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	12.065566	14.036656	16.34%	10,792	2009
	14.360690	12.065566	-15.98%	18,788	2008
	13.343271	14.360690	7.62%	25,364	2007
	12.664197	13.343271	5.36%	29,653	2006
	12.577343	12.664197	0.69%	20,904	2005
	11.805665	12.577343	6.45%	23,842	2004
	10.256033	11.805665	15.11%	25,181	2003
	10.000000	10.256033	2.56%	5,104	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	7.731681	9.722903	25.75%	26,007	2009
	12.822414	7.731681	-39.70%	26,797	2008
	12.531788	12.822414	2.32%	41,940	2007
	11.114107	12.531788	12.76%	49,770	2006
	10.697373	11.114107	3.90%	48,615	2005
	9.975566	10.697373	7.24%	51,445	2004
	8.030134	9.975566	24.23%	43,529	2003
	10.000000	8.030134	-19.70%	29,354	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.755312	10.483703	7.47%	3,335	2009
	11.088437	9.755312	-12.02%	4,527	2008
	10.727232	11.088437	3.37%	5,826	2007
	10.542363	10.727232	1.75%	5,868	2006
	10.323495	10.542363	2.12%	2,483	2005
	10.096155	10.323495	2.25%	0	2004
	10.000000	10.096155	0.96%	0	2003*

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares - Q/NQ	5.801147	9.441065	62.74%	9,214	2009
	11.603963	5.801147	-50.01%	11,824	2008
	10.126364	11.603963	14.59%	12,010	2007
	10.042657	10.126364	0.83%	18,251	2006
	9.495711	10.042657	5.76%	19,893	2005
	9.051413	9.495711	4.91%	22,219	2004
	7.251893	9.051413	24.81%	20,874	2003
	10.000000	7.251893	-27.48%	4,306	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	8.403975	10.602484	26.16%	52,697	2009
	13.324216	8.403975	-36.93%	56,439	2008
	13.886162	13.324216	-4.05%	68,411	2007
	12.178737	13.886162	14.02%	78,740	2006
	11.905725	12.178737	2.29%	94,701	2005
	10.319314	11.905725	15.37%	108,711	2004
	8.031686	10.319314	28.48%	93,488	2003
	10.000000	8.031686	-19.68%	16,176	2002*

66

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	7.882902	9.316217	18.18%	7,792	2009
	13.536137	7.882902	-41.76%	8,053	2008
	13.146648	13.536137	2.96%	8,565	2007
	11.443375	13.146648	14.88%	8,046	2006
	11.140499	11.443375	2.72%	8,049	2005
	10.200035	11.140499	9.22%	8,684	2004
	7.857834	10.200035	29.81%	6,378	2003
	10.000000	7.857834	-21.42%	1,975	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	7.299966	9.828549	34.64%	7,912	2009
	12.353201	7.299966	-40.91%	7,940	2008
	11.073312	12.353201	11.56%	8,441	2007
	11.348523	11.073312	-2.43%	9,051	2006
	10.062326	11.348523	12.78%	10,279	2005
	9.457514	10.062326	6.40%	11,896	2004
	7.806581	9.457514	21.15%	14,870	2003
	10.000000	7.806581	-21.93%	8,423	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.849380	13.797970	40.09%	9,008	2009
	15.610701	9.849380	-36.91%	9,089	2008
	15.659239	15.610701	-0.31%	9,607	2007
	13.962541	15.659239	12.15%	9,841	2006
	13.333520	13.962541	4.72%	10,164	2005
	11.402842	13.333520	16.93%	10,238	2004
	8.241495	11.402842	38.36%	12,072	2003
	10.000000	8.241495	-17.59%	5,157	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	8.464126	9.789078	15.65%	3,583	2009
	13.205766	8.464126	-35.91%	3,571	2008
	13.507735	13.205766	-2.24%	3,564	2007
	11.774833	13.507735	14.72%	3,576	2006
	11.471820	11.774833	2.64%	3,559	2005
	10.377175	11.471820	10.55%	3,349	2004
	8.179604	10.377175	26.87%	2,274	2003
	10.000000	8.179604	-18.20%	1,172	2002*

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	9.762938	11.478051	17.57%	22,615	2009
	13.582864	9.762938	-28.12%	26,232	2008
	14.608842	13.582864	-7.02%	33,492	2007
	12.557278	14.608842	16.34%	36,847	2006
	12.194788	12.557278	2.97%	39,684	2005
	10.876604	12.194788	12.12%	41,067	2004
	8.598478	10.876604	26.49%	41,411	2003
	10.000000	8.598478	-14.02%	32,259	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.956148	11.857942	8.23%	0	2009
	11.337083	10.956148	-3.36%	1,184	2008
	10.544885	11.337083	7.51%	1,287	2007
	10.569860	10.544885	-0.24%	1,407	2006
	10.597463	10.569860	-0.26%	1,314	2005
	10.199070	10.597463	3.91%	19,558	2004
	10.000000	10.199070	1.99%	0	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	7.106441	9.312176	31.04%	0	2009
	11.062748	7.106441	-35.76%	0	2008
	10.481112	11.062748	5.55%	0	2007
	9.795279	10.481112	7.00%	0	2006
	9.650802	9.795279	1.50%	0	2005
	9.276719	9.650802	4.03%	0	2004
	7.512102	9.276719	23.49%	0	2003
	10.000000	7.512102	-24.88%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	8.608189	10.332319	20.03%	3,471	2009
	12.473584	8.608189	-30.99%	3,380	2008
	11.888853	12.473584	4.92%	4,053	2007
	10.417681	11.888853	14.12%	4,522	2006
	10.188565	10.417681	2.25%	4,547	2005
	9.900442	10.188565	2.91%	4,540	2004
	8.343929	9.900442	18.65%	4,438	2003
	10.000000	8.343929	-16.56%	2,933	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	8.771912	9.756727	11.23%	364	2009
	12.700950	8.771912	-30.93%	874	2008
	11.797557	12.700950	7.66%	874	2007
	10.375693	11.797557	13.70%	1,960	2006
	10.389216	10.375693	-0.13%	1,961	2005
	9.877373	10.389216	5.18%	1,961	2004
	8.119551	9.877373	21.65%	1,961	2003
	10.000000	8.119551	-18.80%	1,276	2002*

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	9.940896	14.884896	49.73%	3,046	2009
	13.697683	9.940896	-27.43%	3,967	2008
	13.519483	13.697683	1.32%	4,377	2007
	12.450849	13.519483	8.58%	4,576	2006
	12.396863	12.450849	0.44%	5,241	2005
	11.459710	12.396863	8.18%	5,349	2004
	9.581547	11.459710	19.60%	12,723	2003
	10.000000	9.581547	-4.18%	1,345	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.514771	12.406760	17.99%	8,075	2009
	11.582313	10.514771	-9.22%	13,268	2008
	11.219084	11.582313	3.24%	9,354	2007
	10.993256	11.219084	2.05%	10,623	2006
	11.084790	10.993256	-0.83%	10,789	2005
	10.925276	11.084790	1.46%	11,950	2004
	10.652603	10.925276	2.56%	15,203	2003
	10.000000	10.652603	6.53%	9,901	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.957970	13.247075	33.03%	22,589	2009
	17.695101	9.957970	-43.72%	27,379	2008
	15.362924	17.695101	15.18%	29,426	2007
	14.038824	15.362924	9.43%	28,982	2006
	12.255217	14.038824	14.55%	30,175	2005
	10.836992	12.255217	13.09%	26,510	2004
	8.608264	10.836992	25.89%	23,224	2003
	10.000000	8.608264	-13.92%	9,082	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	7.764744	9.903591	27.55%	36,338	2009
	13.827120	7.764744	-43.84%	45,664	2008
	13.905037	13.827120	-0.56%	48,315	2007
	11.806283	13.905037	17.78%	51,253	2006
	11.387718	11.806283	3.68%	53,757	2005
	10.425297	11.387718	9.23%	52,971	2004
	8.164523	10.425297	27.69%	57,229	2003
	10.000000	8.164523	-18.35%	30,777	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.826915	8.578813	25.66%	10,220	2009
	13.194419	6.826915	-48.26%	14,098	2008
	10.609150	13.194419	24.37%	17,134	2007
	10.136851	10.609150	4.66%	18,091	2006
	9.783753	10.136851	3.61%	18,613	2005
	9.661426	9.783753	1.27%	18,613	2004
	7.422855	9.661426	30.16%	17,115	2003
	10.000000	7.422855	-25.77%	6,509	2002*

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	12.211721	16.759015	37.24%	9,932	2009
	20.591651	12.211721	-40.70%	11,995	2008
	18.182275	20.591651	13.25%	11,432	2007
	16.471657	18.182275	10.39%	11,972	2006
	14.212139	16.471657	15.90%	12,767	2005
	11.609925	14.212139	22.41%	13,348	2004
	8.551452	11.609925	35.77%	15,332	2003
	10.000000	8.551452	-14.49%	6,840	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.274076	12.732468	23.93%	10,636	2009
	18.665413	10.274076	-44.96%	12,046	2008
	16.238992	18.665413	14.94%	10,739	2007
	14.035628	16.238992	15.70%	8,751	2006
	12.036287	14.035628	16.61%	9,654	2005
	10.816363	12.036287	11.28%	10,160	2004
	7.702512	10.816363	40.43%	15,789	2003
	10.000000	7.702512	-22.97%	9,723	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	7.319656	11.295954	54.32%	5,685	2009
	15.301943	7.319656	-52.17%	5,884	2008
	14.779766	15.301943	3.53%	6,137	2007
	12.973138	14.779766	13.93%	6,225	2006
	12.897254	12.973138	0.59%	6,246	2005
	11.536990	12.897254	11.79%	5,812	2004
	7.465607	11.536990	54.54%	5,137	2003
	10.000000	7.465607	-25.34%	1,525	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.195334	8.529731	18.55%	1,774	2009
	12.771478	7.195334	-43.66%	1,774	2008
	11.641021	12.771478	9.71%	1,774	2007
	11.176736	11.641021	4.15%	2,848	2006
	10.481842	11.176736	6.63%	2,848	2005
	10.038265	10.481842	4.42%	2,848	2004
	7.912879	10.038265	26.86%	2,847	2003
	10.000000	7.912879	-20.87%	1,503	2002*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.604552	10.603369	39.43%	0	2009
	14.647327	7.604552	-48.08%	0	2008
	13.493907	14.647327	8.55%	0	2007
	11.819189	13.493907	14.17%	0	2006
	11.014566	11.819189	7.31%	0	2005

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	7.803522	9.807371	25.68%	0	2009
	11.404908	7.803522	-31.58%	2,098	2008
	10.766801	11.404908	5.93%	2,693	2007
	10.000000	10.766801	7.67%	2,693	2006*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	5.533983	7.676080	38.71%	7,437	2009
	11.642516	5.533983	-52.47%	8,401	2008
	10.827448	11.642516	7.53%	9,278	2007
	10.777843	10.827448	0.46%	11,558	2006
	10.669951	10.777843	1.01%	14,143	2005
	9.499597	10.669951	12.32%	15,609	2004
	7.081227	9.499597	34.15%	16,397	2003
	10.000000	7.081227	-29.19%	0	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	6.946733	11.114037	59.99%	3,080	2009
	11.696933	6.946733	-40.61%	3,088	2008
	11.650325	11.696933	0.40%	3,462	2007
	10.505005	11.650325	10.90%	3,165	2006
	10.184579	10.505005	3.15%	3,217	2005
	9.764932	10.184579	4.30%	4,266	2004
	7.452336	9.764932	31.03%	3,876	2003
	10.000000	7.452336	-25.48%	2,612	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.895116	11.898593	20.25%	1,521	2009
	14.982427	9.895116	-33.96%	1,137	2008
	14.181624	14.982427	5.65%	1,138	2007
	11.983493	14.181624	18.34%	1,051	2006
	11.461310	11.983493	4.56%	1,277	2005
	10.164432	11.461310	12.76%	1,708	2004
	8.299980	10.164432	22.46%	628	2003
	10.000000	8.299980	-17.00%	422	2002*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.804455	9.798254	11.29%	2,641	2009
	10.356657	8.804455	-14.99%	2,641	2008
	10.067167	10.356657	2.88%	2,641	2007
	9.837808	10.067167	2.33%	4,046	2006
	9.875108	9.837808	-0.38%	4,046	2005
	9.978359	9.875108	-1.03%	25,019	2004
	10.000000	9.978359	-0.22%	4,396	2003*

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.101737	9.766186	20.54%	0	2009
	13.631259	8.101737	-40.57%	0	2008
	13.811409	13.631259	-1.30%	0	2007
	13.362127	13.811409	3.36%	0	2006
	13.223200	13.362127	1.05%	0	2005
	12.036021	13.223200	9.86%	0	2004
	9.800182	12.036021	22.81%	0	2003
	10.000000	9.800182	-2.00%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.281138	10.687698	29.06%	129	2009
	13.926091	8.281138	-40.54%	129	2008
	13.179347	13.926091	5.67%	106	2007
	11.802919	13.179347	11.66%	0	2006
	11.247371	11.802919	4.94%	0	2005
	10.000000	11.247371	12.47%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.400366	24.00%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.103762	7.884037	29.17%	0	2009
	10.000000	6.103762	-38.96%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.803732	10.454385	6.64%	0	2009
	10.000000	9.803732	-1.96%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.080137	19.346780	60.15%	184	2009
	29.195921	12.080137	-58.62%	0	2008
	20.442522	29.195921	42.82%	0	2007
	15.243606	20.442522	34.11%	0	2006
	11.715831	15.243606	30.11%	0	2005
	10.000000	11.715831	17.16%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.282804	12.354746	0.59%	24,050	2009
	11.636945	12.282804	5.55%	35,647	2008
	11.085150	11.636945	4.98%	29,358	2007
	10.959105	11.085150	1.15%	26,077	2006
	10.833311	10.959105	1.16%	26,293	2005
	10.709351	10.833311	1.16%	30,578	2004
	10.715948	10.709351	-0.06%	35,775	2003
	10.000000	10.715948	7.16%	17,640	2002*

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.323591	11.646645	24.92%	6,923	2009
	15.033743	9.323591	-37.98%	6,923	2008
	14.449858	15.033743	4.04%	7,551	2007
	12.590217	14.449858	14.77%	7,551	2006
	11.878188	12.590217	5.99%	7,551	2005
	10.607956	11.878188	11.97%	48,838	2004
	8.191707	10.607956	29.50%	48,710	2003
	10.000000	8.191707	-18.08%	38,212	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.869146	11.643153	7.12%	0	2009
	11.777759	10.869146	-7.71%	0	2008
	11.382309	11.777759	3.47%	0	2007
	10.917407	11.382309	4.26%	0	2006
	10.761107	10.917407	1.45%	0	2005
	10.471187	10.761107	2.77%	4,228	2004
	9.881785	10.471187	5.96%	16,160	2003
	10.000000	9.881785	-1.18%	18,983	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.088008	11.802072	16.99%	23,792	2009
	13.375677	10.088008	-24.58%	27,385	2008
	12.892538	13.375677	3.75%	45,104	2007
	11.789697	12.892538	9.35%	42,843	2006
	11.396138	11.789697	3.45%	33,916	2005
	10.594686	11.396138	7.56%	113,858	2004
	8.986775	10.594686	17.89%	110,682	2003
	10.000000	8.986775	-10.13%	54,937	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.712156	11.863738	22.15%	12,935	2009
	14.415677	9.712156	-32.63%	24,394	2008
	13.830716	14.415677	4.23%	41,514	2007
	12.295645	13.830716	12.48%	39,244	2006
	11.693395	12.295645	5.15%	39,244	2005
	10.623053	11.693395	10.08%	80,711	2004
	8.541750	10.623053	24.37%	80,222	2003
	10.000000	8.541750	-14.58%	39,149	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.553393	11.872501	12.50%	30,692	2009
	12.650005	10.553393	-16.57%	93,452	2008
	12.170043	12.650005	3.94%	102,526	2007
	11.429780	12.170043	6.48%	106,945	2006
	11.139003	11.429780	2.61%	112,627	2005
	10.585351	11.139003	5.23%	140,083	2004
	9.480584	10.585351	11.65%	159,647	2003
	10.000000	9.480584	-5.19%	168,373	2002*

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.214533	11.017294	-1.76%	9,700	2009
	11.190282	11.214533	0.22%	10,379	2008
	10.875311	11.190282	2.90%	14,595	2007
	10.594160	10.875311	2.65%	6,376	2006
	10.507467	10.594160	0.83%	13,664	2005
	10.613949	10.507467	-1.00%	98,416	2004
	10.741301	10.613949	-1.19%	119,753	2003
	10.807263	10.741301	-0.61%	124,683	2002
	10.623647	10.807263	1.73%	72,903	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.975002	13.405083	22.14%	899	2009
	13.512748	10.975002	-18.78%	1,831	2008
	13.153432	13.512748	2.73%	1,831	2007
	12.775749	13.153432	2.96%	4,012	2006
	12.731721	12.775749	0.35%	4,546	2005
	12.169900	12.731721	4.62%	29,491	2004
	11.053628	12.169900	10.10%	32,363	2003
	10.499466	11.053628	5.28%	27,722	2002
	10.263086	10.499466	2.30%	8,541	2001*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	8.012406	10.188621	27.16%	0	2009
	15.237873	8.012406	-47.42%	0	2008
	15.111008	15.237873	0.84%	0	2007
	12.570579	15.111008	20.21%	0	2006
	11.449228	12.570579	9.79%	0	2005
	10.000000	11.449228	14.49%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.283783	7.981912	27.02%	87	2009
	10.000000	6.283783	-37.16%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.271938	7.847341	25.12%	10,226	2009
	10.000000	6.271938	-37.28%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	6.335294	7.912602	24.90%	473	2009
	12.067428	6.335294	-47.50%	473	2008
	11.223554	12.067428	7.52%	473	2007
	11.097457	11.223554	1.14%	2,141	2006
	10.488879	11.097457	5.80%	2,066	2005
	9.438241	10.488879	11.13%	2,105	2004
	7.169139	9.438241	31.65%	2,634	2003
	10.000000	7.169139	-28.31%	1,731	2002*

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	8.799104	10.875208	23.59%	282	2009
	13.235929	8.799104	-33.52%	293	2008
	14.530365	13.235929	-8.91%	303	2007
	12.635672	14.530365	14.99%	1,941	2006
	12.518422	12.635672	0.94%	1,950	2005
	10.895911	12.518422	14.89%	2,540	2004
	7.092082	10.895911	53.63%	4,491	2003
	10.000000	7.092082	-29.08%	2,251	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	9.190986	12.133003	32.01%	13,871	2009
	15.183263	9.190986	-39.47%	18,123	2008
	15.175620	15.183263	0.05%	20,246	2007
	13.827957	15.175620	9.75%	21,676	2006
	12.571295	13.827957	10.00%	22,065	2005
	10.777250	12.571295	16.65%	22,937	2004
	7.804846	10.777250	38.08%	21,102	2003
	10.000000	7.804846	-21.95%	14,804	2002*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	7.699081	9.492695	23.30%	4,170	2009
	13.428112	7.699081	-42.66%	3,586	2008
	12.675097	13.428112	5.94%	3,875	2007
	11.381541	12.675097	11.37%	4,016	2006
	10.827330	11.381541	5.12%	4,053	2005
	10.066083	10.827330	7.56%	6,398	2004
	8.056265	10.066083	24.95%	6,324	2003
	10.000000	8.056265	-19.44%	3,292	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.578250	7.166841	28.48%	20,796	2009
	10.000000	5.578250	-44.22%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.880958	28.81%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	6.835154	9.675690	41.56%	29,522	2009
	12.810002	6.835154	-46.64%	38,221	2008
	11.458091	12.810002	11.80%	38,379	2007
	10.835244	11.458091	5.75%	43,212	2006
	10.521678	10.835244	2.98%	44,092	2005
	10.049644	10.521678	4.70%	49,172	2004
	7.830605	10.049644	28.34%	48,900	2003
	10.000000	7.830605	-21.69%	38,025	2002*

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.208510	18.119752	37.18%	12,567	2009
	22.491279	13.208510	-41.27%	16,616	2008
	21.540637	22.491279	4.41%	16,730	2007
	18.637621	21.540637	15.58%	18,990	2006
	16.598363	18.637621	12.29%	19,744	2005
	14.180467	16.598363	17.05%	38,640	2004
	10.000000	14.180467	41.80%	28,999	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	9.907268	13.557698	36.85%	17,890	2009
	16.908602	9.907268	-41.41%	19,128	2008
	16.233075	16.908602	4.16%	21,153	2007
	14.084235	16.233075	15.26%	23,509	2006
	12.573729	14.084235	12.01%	26,173	2005
	10.770768	12.573729	16.74%	28,425	2004
	7.677386	10.770768	40.29%	29,267	2003
	10.000000	7.677386	-23.23%	38,792	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	12.024660	13.981954	16.28%	3,433	2009
	14.319292	12.024660	-16.02%	7,435	2008
	13.311627	14.319292	7.57%	7,661	2007
	12.640586	13.311627	5.31%	6,284	2006
	12.560267	12.640586	0.64%	6,182	2005
	11.795636	12.560267	6.48%	6,540	2004
	10.252549	11.795636	15.05%	9,845	2003
	10.000000	10.252549	2.53%	1,991	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	7.705471	9.685014	25.69%	8,064	2009
	12.785469	7.705471	-39.73%	8,986	2008
	12.502076	12.785469	2.27%	10,224	2007
	11.093376	12.502076	12.70%	11,300	2006
	10.682830	11.093376	3.84%	13,488	2005
	9.967086	10.682830	7.18%	13,640	2004
	8.027393	9.967086	24.16%	13,001	2003
	10.000000	8.027393	-19.73%	7,986	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.727192	10.448159	7.41%	0	2009
	11.062118	9.727192	-12.07%	378	2008
	10.707238	11.062118	3.31%	377	2007
	10.528053	10.707238	1.70%	418	2006
	10.314724	10.528053	2.07%	398	2005
	10.092718	10.314724	2.20%	105	2004
	10.000000	10.092718	0.93%	162	2003*

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	16.659471	20.997906	26.04%	0	2009
	27.318266	16.659471	-39.02%	7,794	2008
	33.549179	27.318266	-18.57%	8,642	2007
	24.746797	33.549179	35.57%	9,779	2006
	21.528056	24.746797	14.95%	10,496	2005
	16.072738	21.528056	33.94%	33,842	2004
	11.902270	16.072738	35.04%	47,501	2003
	12.216634	11.902270	-2.57%	41,922	2002
	11.327088	12.216634	7.85%	4,573	2001*

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares - Q/NQ	5.781477	9.404268	62.66%	8,626	2009
	11.570529	5.781477	-50.03%	8,701	2008
	10.102344	11.570529	14.53%	9,240	2007
	10.023929	10.102344	0.78%	14,584	2006
	9.482808	10.023929	5.71%	15,129	2005
	9.043712	9.482808	4.86%	16,131	2004
	7.249419	9.043712	24.75%	17,932	2003
	10.000000	7.249419	-27.51%	11,412	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	8.375466	10.561136	26.10%	20,320	2009
	13.285807	8.375466	-36.96%	25,815	2008
	13.853240	13.285807	-4.10%	28,074	2007
	12.156032	13.853240	13.96%	32,394	2006
	11.889563	12.156032	2.24%	33,333	2005
	10.310551	11.889563	15.31%	33,922	2004
	8.028951	10.310551	28.42%	38,871	2003
	10.000000	8.028951	-19.71%	21,379	2002*

77

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	7.829510	9.243689	18.06%	0	2009
	13.458206	7.829510	-41.82%	0	2008
	13.084357	13.458206	2.86%	0	2007
	11.400722	13.084357	14.77%	0	2006
	11.110256	11.400722	2.61%	266	2005
	10.182701	11.110256	9.11%	304	2004
	7.852473	10.182701	29.68%	304	2003
	10.000000	7.852473	-21.48%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	7.250522	9.752041	34.50%	2,274	2009
	12.282065	7.250522	-40.97%	1,155	2008
	11.020828	12.282065	11.44%	1,155	2007
	11.306215	11.020828	-2.52%	1,155	2006
	10.034996	11.306215	12.67%	1,155	2005
	9.441441	10.034996	6.29%	5,085	2004
	7.801254	9.441441	21.02%	5,104	2003
	10.000000	7.801254	-21.99%	3,741	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.782682	13.690588	39.95%	8,530	2009
	15.520845	9.782682	-36.97%	8,529	2008
	15.585059	15.520845	-0.41%	8,531	2007
	13.910520	15.585059	12.04%	9,427	2006
	13.297328	13.910520	4.61%	9,563	2005
	11.383477	13.297328	16.81%	9,199	2004
	8.235872	11.383477	38.22%	7,775	2003
	10.000000	8.235872	-17.64%	2,024	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	8.406785	9.712855	15.54%	3,740	2009
	13.129697	8.406785	-35.97%	3,740	2008
	13.443690	13.129697	-2.34%	5,333	2007
	11.730917	13.443690	14.60%	5,053	2006
	11.440656	11.730917	2.54%	6,039	2005
	10.359545	11.440656	10.44%	3,572	2004
	8.174024	10.359545	26.74%	1,404	2003
	10.000000	8.174024	-18.26%	888	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	9.696835	11.388721	17.45%	22,913	2009
	13.504672	9.696835	-28.20%	27,242	2008
	14.539637	13.504672	-7.12%	31,388	2007
	12.510487	14.539637	16.22%	32,476	2006
	12.161703	12.510487	2.87%	36,034	2005
	10.858142	12.161703	12.01%	35,709	2004
	8.592617	10.858142	26.37%	36,769	2003
	10.000000	8.592617	-14.07%	16,754	2002*

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.893024	11.777617	8.12%	4,936	2009
	11.283253	10.893024	-3.46%	5,062	2008
	10.505573	11.283253	7.40%	1,087	2007
	10.541159	10.505573	-0.34%	0	2006
	10.579432	10.541159	-0.36%	0	2005
	10.192099	10.579432	3.80%	1,383	2004
	10.000000	10.192009	1.92%	0	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	7.058304	9.239688	30.91%	183	2009
	10.999041	7.058304	-35.83%	183	2008
	10.431442	10.999041	5.44%	185	2007
	9.758759	10.431442	6.89%	185	2006
	9.624597	9.758759	1.39%	185	2005
	9.260971	9.624597	3.93%	185	2004
	7.506973	9.260971	23.36%	185	2003
	10.000000	7.506973	-24.93%	185	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	8.549909	10.251926	19.91%	2,106	2009
	12.401780	8.549909	-31.06%	3,399	2008
	11.832526	12.401780	4.81%	3,395	2007
	10.378858	11.832526	14.01%	3,764	2006
	10.160906	10.378858	2.15%	3,975	2005
	9.883619	10.160906	2.81%	5,067	2004
	8.338234	9.883619	18.53%	4,735	2003
	10.000000	8.338234	-16.62%	2,834	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	8.712504	9.680769	11.11%	0	2009
	12.627823	8.712504	-31.01%	0	2008
	11.741658	12.627823	7.55%	0	2007
	10.337029	11.741658	13.59%	3,768	2006
	10.361019	10.337029	-0.23%	3,768	2005
	9.860592	10.361019	5.08%	3,768	2004
	8.114008	9.860592	21.53%	3,768	2003
	10.000000	8.114008	-18.86%	1,646	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	9.873596	14.769100	49.58%	0	2009
	13.618828	9.873596	-27.50%	474	2008
	13.455423	13.618828	1.21%	2,275	2007
	12.404441	13.455423	8.47%	3,109	2006
	12.363213	12.404441	0.33%	3,675	2005
	11.440252	12.363213	8.07%	3,534	2004
	9.575028	11.440252	19.48%	4,480	2003
	10.000000	9.575028	-4.25%	444	2002*

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.443560	12.310203	17.87%	11,928	2009
	11.515596	10.443560	-9.31%	15,939	2008
	11.165898	11.515596	3.13%	13,530	2007
	10.952255	11.165898	1.95%	14,527	2006
	11.054682	10.952255	-0.93%	14,206	2005
	10.906708	11.054682	1.36%	16,320	2004
	10.645349	10.906708	2.46%	14,620	2003
	10.000000	10.645349	6.45%	3,691	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.890524	13.143952	32.89%	30,026	2009
	17.593211	9.890524	-43.78%	31,765	2008
	15.290121	17.593211	15.06%	36,834	2007
	13.986512	15.290121	9.32%	34,428	2006
	12.221954	13.986512	14.44%	35,005	2005
	10.818595	12.221954	12.97%	35,558	2004
	8.602399	10.818595	25.76%	34,281	2003
	10.000000	8.602399	-13.98%	12,571	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	7.712160	9.826507	27.42%	41,253	2009
	13.747516	7.712160	-43.90%	47,352	2008
	13.839153	13.747516	-0.66%	50,377	2007
	11.762279	13.839153	17.66%	49,373	2006
	11.356793	11.762279	3.57%	51,906	2005
	10.407582	11.356793	9.12%	53,604	2004
	8.158949	10.407582	27.56%	46,470	2003
	10.000000	8.158949	-18.41%	10,622	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.780665	8.512015	25.53%	4,540	2009
	13.118435	6.780665	-48.31%	8,184	2008
	10.558853	13.118435	24.24%	8,963	2007
	10.099060	10.558853	4.55%	8,406	2006
	9.757193	10.099060	3.50%	8,845	2005
	9.645013	9.757193	1.16%	8,541	2004
	7.417784	9.645013	30.03%	9,356	2003
	10.000000	7.417784	-25.82%	361	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	12.129020	16.628566	37.10%	15,803	2009
	20.473098	12.129020	-40.76%	16,960	2008
	18.096123	20.473098	13.14%	18,457	2007
	16.410270	18.096123	10.27%	17,193	2006
	14.173560	16.410270	15.78%	20,046	2005
	11.590198	14.173560	22.29%	19,842	2004
	8.545619	11.590198	35.63%	15,703	2003
	10.000000	8.545619	-14.54%	4,362	2002*

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.204540	12.633413	23.80%	12,766	2009
	18.558027	10.204540	-45.01%	17,994	2008
	16.162112	18.558027	14.82%	24,925	2007
	13.983368	16.162112	15.58%	22,655	2006
	12.003650	13.983368	16.49%	22,499	2005
	10.798013	12.003650	11.17%	23,148	2004
	7.697965	10.798013	40.28%	21,573	2003
	10.000000	7.697965	-23.02%	2,302	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	7.270052	11.207976	54.17%	0	2009
	15.213814	7.270052	-52.21%	2,126	2008
	14.709714	15.213814	3.43%	2,737	2007
	12.924776	14.709714	13.81%	4,499	2006
	12.862234	12.924776	0.49%	4,634	2005
	11.517386	12.862234	11.68%	6,846	2004
	7.460508	11.517386	54.38%	4,499	2003
	10.000000	7.460508	-25.39%	1,880	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.146604	8.463344	18.42%	445	2009
	12.697954	7.146604	-43.72%	837	2008
	11.585871	12.697954	9.60%	837	2007
	11.135097	11.585871	4.05%	1,021	2006
	10.453389	11.135097	6.52%	876	2005
	10.021218	10.453389	4.31%	1,401	2004
	7.907483	10.021218	26.73%	1,836	2003
	10.000000	7.907483	-20.93%	260	2002*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.568492	10.542344	39.29%	423	2009
	14.592799	7.568492	-48.14%	0	2008
	13.457450	14.592799	8.44%	0	2007
	11.799248	13.457450	14.05%	461	2006
	11.007157	11.799248	7.20%	413	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	7.782231	9.770655	25.55%	5,522	2009
	11.385420	7.782231	-31.65%	5,522	2008
	10.759431	11.385420	5.82%	2,556	2007
	10.000000	10.759431	7.59%	2,556	2006*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	5.496490	7.616303	38.57%	8,949	2009
	11.575480	5.496490	-52.52%	9,413	2008
	10.776142	11.575480	7.42%	9,413	2007
	10.737690	10.776142	0.36%	9,413	2006
	10.641002	10.737690	0.91%	9,704	2005
	9.483473	10.641002	12.21%	15,793	2004
	7.076398	9.483473	34.02%	15,813	2003
	10.000000	7.076398	-29.24%	3,798	2002*

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	6.899662	11.027501	59.83%	1,798	2009
	11.629557	6.899662	-40.67%	2,686	2008
	11.595091	11.629557	0.30%	3,929	2007
	10.465834	11.595091	10.79%	4,099	2006
	10.156918	10.465834	3.04%	3,929	2005
	9.748341	10.156918	4.19%	9,638	2004
	7.447255	9.748341	30.90%	9,638	2003
	10.000000	7.447255	-25.53%	2,380	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.828108	11.805985	20.12%	8,591	2009
	14.896162	9.828108	-34.02%	9,115	2008
	14.114424	14.896162	5.54%	9,115	2007
	11.938834	14.114424	18.22%	9,115	2006
	11.430198	11.938834	4.45%	9,369	2005
	10.147167	11.430198	12.64%	9,369	2004
	8.294320	10.147167	22.34%	9,645	2003
	10.000000	8.294320	-17.06%	4,041	2002*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.753758	9.731920	11.17%	0	2009
	10.307529	8.753758	-15.07%	0	2008
	10.029659	10.307529	2.77%	0	2007
	9.811121	10.029659	2.23%	0	2006
	9.858331	9.811121	-0.48%	0	2005
	9.971565	9.858331	-1.14%	0	2004
	10.000000	9.971565	-0.28%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.046849	9.690136	20.42%	0	2009
	13.552750	8.046849	-40.63%	0	2008
	13.745946	13.552750	-1.41%	0	2007
	13.312320	13.745946	3.26%	153	2006
	13.187290	13.312320	0.95%	522	2005
	12.015569	13.187290	9.75%	982	2004
	9.793499	12.015569	22.69%	822	2003
	10.000000	9.793499	-2.07%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.241894	10.626212	28.93%	574	2009
	13.874273	8.241894	-40.60%	0	2008
	13.143764	13.874273	5.56%	0	2007
	11.783005	13.143764	11.55%	0	2006
	11.239804	11.783005	4.83%	0	2005
	10.000000	11.239804	12.40%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.391945	23.92%	0	2009*

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.099597	7.870627	29.04%	0	2009
	10.000000	6.099597	-39.00%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.797071	10.436645	6.53%	0	2009
	10.000000	9.797071	-2.03%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	12.022868	19.235464	59.99%	1,724	2009
	29.087277	12.022868	-58.67%	1,655	2008
	20.387298	29.087277	42.67%	2,438	2007
	15.217878	20.387298	33.97%	1,723	2006
	11.707931	15.217878	29.98%	3,411	2005
	10.000000	11.707931	17.08%	1,010	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.199644	12.258601	0.48%	19,014	2009
	11.569930	12.199644	5.44%	24,771	2008
	11.032608	11.569930	4.87%	34,049	2007
	10.918255	11.032608	1.05%	36,348	2006
	10.803901	10.918255	1.06%	38,773	2005
	10.691166	10.803901	1.05%	41,180	2004
	10.708659	10.691166	-0.16%	45,709	2003
	10.000000	10.708659	7.09%	33,203	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.257978	11.552908	24.79%	531	2009
	14.943186	9.257978	-38.05%	0	2008
	14.377533	14.943186	3.93%	0	2007
	12.539933	14.377533	14.65%	0	2006
	11.842767	12.539933	5.89%	5,591	2005
	10.587104	11.842767	11.86%	6,755	2004
	8.183923	10.587104	29.36%	6,780	2003
	10.000000	8.183923	-18.16%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.792642	11.549430	7.01%	3,131	2009
	11.706779	10.792642	-7.81%	1,308	2008
	11.325309	11.706779	3.37%	1,308	2007
	10.873772	11.325309	4.15%	0	2006
	10.729004	10.873772	1.35%	721	2005
	10.450593	10.729004	2.66%	711	2004
	9.872402	10.450593	5.86%	693	2003
	10.000000	9.872402	-1.28%	672	2002*

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.016980	11.707035	16.87%	44,646	2009
	13.295057	10.016980	-24.66%	48,045	2008
	12.827968	13.295057	3.64%	48,045	2007
	11.742570	12.827968	9.24%	23,058	2006
	11.362127	11.742570	3.35%	18,500	2005
	10.573837	11.362127	7.46%	23,208	2004
	8.978240	10.573837	17.77%	25,085	2003
	10.000000	8.978240	-10.22%	59,028	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.643797	11.768230	22.03%	14,012	2009
	14.328837	9.643797	-32.70%	10,395	2008
	13.761487	14.328837	4.12%	10,395	2007
	12.246540	13.761487	12.37%	30,634	2006
	11.658524	12.246540	5.04%	32,476	2005
	10.602160	11.658524	9.96%	30,233	2004
	8.533634	10.602160	24.24%	28,375	2003
	10.000000	8.533634	-14.66%	22,385	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.479109	11.776930	12.38%	15,161	2009
	12.573775	10.479109	-16.66%	15,161	2008
	12.109113	12.573775	3.84%	15,161	2007
	11.384121	12.109113	6.37%	15,215	2006
	11.105782	11.384121	2.51%	16,188	2005
	10.564539	11.105782	5.12%	16,190	2004
	9.471588	10.564539	11.54%	16,191	2003
	10.000000	9.471588	-5.28%	10,204	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.104573	10.898159	-1.86%	13,532	2009
	11.091854	11.104573	0.11%	23,601	2008
	10.790701	11.091854	2.79%	12,514	2007
	10.522423	10.790701	2.55%	13,005	2006
	10.446928	10.522423	0.72%	10,523	2005
	10.563553	10.446928	-1.10%	1,589	2004
	10.701197	10.563553	-1.29%	1,570	2003
	10.777889	10.701197	-0.71%	7,530	2002
	10.605632	10.777889	1.62%	0	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.867491	13.260251	22.02%	3,617	2009
	13.394031	10.867491	-18.86%	2,878	2008
	13.051225	13.394031	2.63%	6,937	2007
	12.689357	13.051225	2.85%	9,125	2006
	12.658477	12.689357	0.24%	9,779	2005
	12.112226	12.658477	4.51%	11,502	2004
	11.012457	12.112226	9.99%	12,906	2003
	10.471032	11.012457	5.17%	4,068	2002
	10.245769	10.471032	2.20%	0	2001*

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.974416	10.129981	27.03%	1,684	2009
	15.181140	7.974416	-47.47%	1,685	2008
	15.070189	15.181140	0.74%	560	2007
	12.549364	15.070189	20.09%	1,440	2006
	11.441520	12.549364	9.68%	2,144	2005
	10.000000	11.441520	14.42%	145	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.279499	7.968351	26.89%	1,921	2009
	10.000000	6.279499	-37.21%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.267659	7.834012	24.99%	10,352	2009
	10.000000	6.267659	-37.32%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	6.292365	7.850969	24.77%	1,312	2009
	11.997935	6.292365	-47.55%	1,976	2008
	11.170354	11.997935	7.41%	2,164	2007
	11.056092	11.170354	1.03%	2,569	2006
	10.460391	11.056092	5.69%	2,449	2005
	9.422196	10.460391	11.02%	2,482	2004
	7.164247	9.422196	31.52%	2,388	2003
	10.000000	7.164247	-28.36%	813	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	8.739519	10.790565	23.47%	4,077	2009
	13.159744	8.739519	-33.59%	4,615	2008
	14.461542	13.159744	-9.00%	5,590	2007
	12.588594	14.461542	14.88%	5,199	2006
	12.484462	12.588594	0.83%	5,191	2005
	10.877427	12.484462	14.77%	6,972	2004
	7.087240	10.877427	53.48%	7,076	2003
	10.000000	7.087240	-29.13%	3,158	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	9.128735	12.038557	31.88%	16,310	2009
	15.095845	9.128735	-39.53%	19,378	2008
	15.103705	15.095845	-0.05%	20,360	2007
	13.776427	15.103705	9.63%	20,670	2006
	12.537176	13.776427	9.88%	21,364	2005
	10.758954	12.537176	16.53%	23,168	2004
	7.799526	10.758954	37.94%	21,750	2003
	10.000000	7.799526	-22.00%	7,664	2002*

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	7.646935	9.418803	23.17%	6,305	2009
	13.350805	7.646935	-42.72%	1,177	2008
	12.615045	13.350805	5.83%	1,177	2007
	11.339128	12.615045	11.25%	3,604	2006
	10.797941	11.339128	5.01%	3,604	2005
	10.048992	10.797941	7.45%	3,604	2004
	8.050768	10.048992	24.82%	4,251	2003
	10.000000	8.050768	-19.49%	659	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.574423	7.154609	28.35%	8,602	2009
	10.000000	5.574423	-44.26%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.872203	28.72%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	6.788844	9.600350	41.41%	12,535	2009
	12.736235	6.788844	-46.70%	17,636	2008
	11.403783	12.736235	11.68%	19,858	2007
	10.794846	11.403783	5.64%	17,732	2006
	10.493100	10.794846	2.88%	18,823	2005
	10.032576	10.493100	4.59%	20,205	2004
	7.825260	10.032576	28.21%	18,821	2003
	10.000000	7.825260	-21.75%	7,509	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.132463	17.997084	37.04%	16,233	2009
	22.384636	13.132463	-41.33%	19,978	2008
	21.460476	22.384636	4.31%	20,136	2007
	18.587129	21.460476	15.46%	23,083	2006
	16.570216	18.587129	12.17%	23,288	2005
	14.170841	16.570216	16.93%	20,744	2004
	10.000000	14.170841	41.71%	14,981	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	9.840164	13.452163	36.71%	4,380	2009
	16.811243	9.840164	-41.47%	7,364	2008
	16.156153	16.811243	4.05%	8,223	2007
	14.031744	16.156153	15.14%	8,223	2006
	12.539612	14.031744	11.90%	9,348	2005
	10.752496	12.539612	16.62%	11,554	2004
	7.672153	10.752496	40.15%	14,326	2003
	10.000000	7.672153	-23.28%	15,897	2002*

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	11.943256	13.873168	16.16%	6,568	2009
	14.236860	11.943256	-16.11%	8,123	2008
	13.248552	14.236860	7.46%	11,588	2007
	12.593474	13.248552	5.20%	8,729	2006
	12.526176	12.593474	0.54%	9,361	2005
	11.775598	12.526176	6.37%	10,838	2004
	10.245554	11.775598	14.93%	13,638	2003
	10.000000	10.245554	2.46%	1,809	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	7.653271	9.609599	25.56%	7,373	2009
	12.711843	7.653271	-39.79%	14,311	2008
	12.442825	12.711843	2.16%	13,889	2007
	11.052027	12.442825	12.58%	13,745	2006
	10.653846	11.052027	3.74%	14,286	2005
	9.950172	10.653846	7.07%	14,689	2004
	8.021928	9.950172	24.04%	15,281	2003
	10.000000	8.021928	-19.78%	6,833	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.671154	10.377399	7.30%	2,899	2009
	11.009612	9.671154	-12.16%	3,467	2008
	10.667339	11.009612	3.21%	5,075	2007
	10.499491	10.667339	1.60%	5,815	2006
	10.297210	10.499491	1.96%	4,406	2005
	10.085843	10.297210	2.10%	3,467	2004
	10.000000	10.085843	0.86%	2,547	2003*

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares - Q/NQ	5.742304	9.331049	62.50%	12,092	2009
	11.503890	5.742304	-50.08%	11,603	2008
	10.054458	11.503890	14.42%	11,605	2007
	9.986559	10.054458	0.68%	11,911	2006
	9.457059	9.986559	5.60%	12,070	2005
	9.028350	9.457059	4.75%	13,265	2004
	7.244473	9.028350	24.62%	8,313	2003
	10.000000	7.244473	-27.56%	2,760	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	8.318749	10.478937	25.97%	38,170	2009
	13.209330	8.318749	-37.02%	42,980	2008
	13.787610	13.209330	-4.19%	44,462	2007
	12.110728	13.787610	13.85%	45,168	2006
	11.857297	12.110728	2.14%	47,507	2005
	10.293049	11.857297	15.20%	49,174	2004
	8.023481	10.293049	28.29%	41,688	2003
	10.000000	8.023481	-19.77%	16,007	2002*

87

Optional Benefits Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	7.802954	9.207639	18.00%	23,420	2009
	13.419419	7.802954	-41.85%	26,848	2008
	13.053326	13.419419	2.80%	36,117	2007
	11.379466	13.053326	14.71%	40,631	2006
	11.095173	11.379466	2.56%	43,856	2005
	10.174055	11.095173	9.05%	45,279	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	7.225874	9.713937	34.43%	43,852	2009
	12.246586	7.225874	-41.00%	42,863	2008
	10.994634	12.246586	11.39%	52,118	2007
	11.285086	10.994634	-2.57%	71,360	2006
	10.021339	11.285086	12.61%	73,554	2005
	9.433404	10.021339	6.23%	78,145	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.749478	13.637148	39.88%	43,030	2009
	15.476070	9.749478	-37.00%	47,809	2008
	15.548062	15.476070	-0.46%	58,886	2007
	13.884555	15.548062	11.98%	57,835	2006
	13.279263	13.884555	4.56%	56,263	2005
	11.373803	13.279263	16.75%	57,520	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	8.378276	9.674980	15.48%	12,282	2009
	13.091861	8.378276	-36.00%	16,676	2008
	13.411828	13.091861	-2.39%	12,539	2007
	11.709053	13.411828	14.54%	13,586	2006
	11.425127	11.709053	2.49%	18,161	2005
	10.350739	11.425127	10.38%	19,246	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	9.663914	11.344277	17.39%	58,644	2009
	13.465702	9.663914	-28.23%	69,244	2008
	14.505120	13.465702	-7.17%	76,425	2007
	12.487132	14.505120	16.16%	79,786	2006
	12.145172	12.487132	2.82%	78,139	2005
	10.848908	12.145172	11.95%	85,369	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.861571	11.737624	8.07%	11,238	2009
	11.256412	10.861571	-3.51%	19,383	2008
	10.485957	11.256412	7.35%	4,313	2007
	10.526828	10.485957	-0.39%	7,919	2006
	10.570422	10.526828	-0.41%	26,349	2005
	10.188610	10.570422	3.75%	2,540	2004

88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	7.034348	9.203626	30.84%	1,333	2009
	10.967318	7.034348	-35.86%	1,333	2008
	10.406679	10.967318	5.39%	3,052	2007
	9.740546	10.406679	6.84%	3,372	2006
	9.611513	9.740546	1.34%	2,537	2005
	9.253076	9.611513	3.87%	4,065	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	8.520883	10.211906	19.85%	11,789	2009
	12.365982	8.520883	-31.09%	13,977	2008
	11.804433	12.365982	4.76%	16,275	2007
	10.359477	11.804433	13.95%	24,750	2006
	10.147079	10.359477	2.09%	28,912	2005
	9.875216	10.147079	2.75%	26,923	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	8.682942	9.643016	11.06%	11,706	2009
	12.591402	8.682942	-31.04%	13,640	2008
	11.713791	12.591402	7.49%	20,692	2007
	10.317738	11.713791	13.53%	20,730	2006
	10.346933	10.317738	-0.28%	25,638	2005
	9.852213	10.346933	5.02%	32,787	2004

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	9.840092	14.711477	49.51%	21,368	2009
	13.579534	9.840092	-27.54%	21,363	2008
	13.423475	13.579534	1.16%	27,282	2007
	12.381282	13.423475	8.42%	28,724	2006
	12.346411	12.381282	0.28%	33,241	2005
	11.430529	12.346411	8.01%	33,636	2004

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.408118	12.262183	17.81%	90,428	2009
	11.482365	10.408118	-9.36%	100,186	2008
	11.139378	11.482365	3.08%	107,645	2007
	10.931808	11.139378	1.90%	113,086	2006
	11.039656	10.931808	-0.98%	115,044	2005
	10.897441	11.039656	1.31%	126,017	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.856964	13.092678	32.83%	151,252	2009
	17.542478	9.856964	-43.81%	163,504	2008
	15.253843	17.542478	15.00%	181,325	2007
	13.960415	15.253843	9.26%	206,333	2006
	12.205342	13.960415	14.38%	204,345	2005
	10.809398	12.205342	12.91%	202,867	2004

89

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	7.685965	9.788135	27.35%	109,811	2009
	13.707860	7.685965	-43.93%	138,422	2008
	13.806312	13.707860	-0.71%	154,981	2007
	11.740326	13.806312	17.60%	155,962	2006
	11.341364	11.740326	3.52%	154,838	2005
	10.398741	11.341364	9.06%	153,455	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.757641	8.478793	25.47%	23,410	2009
	13.080587	6.757641	-48.34%	23,213	2008
	10.533787	13.080587	24.18%	28,588	2007
	10.080223	10.533787	4.50%	35,243	2006
	9.743940	10.080223	3.45%	41,277	2005
	9.636814	9.743940	1.11%	38,622	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	12.087879	16.563717	37.03%	59,354	2009
	20.414082	12.087879	-40.79%	72,608	2008
	18.053207	20.414082	13.08%	86,808	2007
	16.379686	18.053207	10.22%	87,606	2006
	14.154327	16.379686	15.72%	93,069	2005
	11.580371	14.154327	22.23%	99,094	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.169894	12.584098	23.74%	72,931	2009
	18.504494	10.169894	-45.04%	84,615	2008
	16.123749	18.504494	14.77%	103,162	2007
	13.957277	16.123749	15.52%	105,467	2006
	11.987343	13.957277	16.43%	108,035	2005
	10.788836	11.987343	11.11%	119,123	2004

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	7.245375	11.164238	54.09%	10,209	2009
	15.169935	7.245375	-52.24%	22,017	2008
	14.674799	15.169935	3.37%	27,006	2007
	12.900659	14.674799	13.75%	31,179	2006
	12.844759	12.900659	0.44%	35,523	2005
	11.507595	12.844759	11.62%	34,334	2004

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.122340	8.430324	18.36%	10,819	2009
	12.661314	7.122340	-43.75%	14,322	2008
	11.558365	12.661314	9.54%	15,162	2007
	11.114312	11.558365	4.00%	17,356	2006
	10.439181	11.114312	6.47%	24,159	2005
	10.012703	10.439181	4.26%	31,137	2004

90

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.550532	10.511963	39.22%	697	2009
	14.565594	7.550532	-48.16%	768	2008
	13.439252	14.565594	8.38%	116	2007
	11.789285	13.439252	14.00%	116	2006
	11.003441	11.789285	7.14%	0	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	7.771618	9.752352	25.49%	17,422	2009
	11.375696	7.771618	-31.68%	18,968	2008
	10.755751	11.375696	5.76%	17,143	2007
	10.000000	10.755751	7.56%	20,430	2006*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	5.477815	7.586554	38.50%	24,247	2009
	11.542069	5.477815	-52.54%	30,778	2008
	10.750545	11.542069	7.36%	33,173	2007
	10.717634	10.750545	0.31%	39,197	2006
	10.626531	10.717634	0.86%	45,657	2005
	9.475409	10.626531	12.15%	44,935	2004

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	6.876219	10.984434	59.75%	19,350	2009
	11.595979	6.876219	-40.70%	21,764	2008
	11.567547	11.595979	0.25%	21,993	2007
	10.446286	11.567547	10.73%	27,112	2006
	10.143088	10.446286	2.99%	30,482	2005
	9.740037	10.143088	4.14%	36,388	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.794748	11.759903	20.06%	21,867	2009
	14.853192	9.794748	-34.06%	17,972	2008
	14.080921	14.853192	5.48%	37,511	2007
	11.916542	14.080921	18.16%	39,380	2006
	11.414661	11.916542	4.40%	36,811	2005
	10.138536	11.414661	12.59%	42,404	2004

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.728489	9.698889	11.12%	13,416	2009
	10.283009	8.728489	-15.12%	13,785	2008
	10.010930	10.283009	2.72%	28,026	2007
	9.797782	10.010930	2.18%	6,498	2006
	9.849942	9.797782	-0.53%	6,829	2005
	9.968174	9.849942	-1.19%	2,381	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.019545	9.652335	20.36%	4,821	2009
	13.513661	8.019545	-40.66%	5,995	2008
	13.713341	13.513661	-1.46%	7,944	2007
	13.287497	13.713341	3.20%	9,060	2006
	13.169378	13.287497	0.90%	12,574	2005
	12.005361	13.169378	9.70%	17,044	2004

91

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.222313	10.595557	28.86%	2,160	2009
	13.848384	8.222313	-40.63%	3,519	2008
	13.125973	13.848384	5.50%	0	2007
	11.773048	13.125973	11.49%	0	2006
	11.236012	11.773048	4.78%	1,695	2005
	10.000000	11.236012	12.36%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.387724	23.88%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.097509	7.863928	28.97%	0	2009
	10.000000	6.097509	-39.02%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.793750	10.427791	6.47%	6,926	2009
	10.000000	9.793750	-2.06%	6,668	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.994322	19.180025	59.91%	9,055	2009
	29.033083	11.994322	-58.69%	7,965	2008
	20.359741	29.033083	42.60%	13,462	2007
	15.205039	20.359741	33.90%	7,372	2006
	11.703984	15.205039	29.91%	1,655	2005
	10.000000	11.703984	17.04%	214	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.158246	12.210776	0.43%	122,461	2009
	11.536548	12.158246	5.39%	168,359	2008
	11.006417	11.536548	4.82%	175,013	2007
	10.897874	11.006417	1.00%	196,240	2006
	10.789210	10.897874	1.01%	207,665	2005
	10.682068	10.789210	1.00%	225,562	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.225337	11.506310	24.73%	96,445	2009
	14.898112	9.225337	-38.08%	97,887	2008
	14.341512	14.898112	3.88%	99,503	2007
	12.514870	14.341512	14.60%	158,889	2006
	11.825111	12.514870	5.83%	166,646	2005
	10.576701	11.825111	11.80%	174,709	2004

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.754578	11.502838	6.96%	31,734	2009
	11.671436	10.754578	-7.86%	32,134	2008
	11.296906	11.671436	3.32%	31,165	2007
	10.852024	11.296906	4.10%	26,328	2006
	10.712983	10.852024	1.30%	29,047	2005
	10.440308	10.712983	2.61%	33,949	2004

92

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.981650	11.659805	16.81%	116,021	2009
	13.254940	9.981650	-24.69%	144,745	2008
	12.795804	13.254940	3.59%	166,205	2007
	11.719089	12.795804	9.19%	168,633	2006
	11.345172	11.719089	3.30%	290,366	2005
	10.563437	11.345172	7.40%	292,569	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.609780	11.720746	21.97%	138,505	2009
	14.285581	9.609780	-32.73%	147,183	2008
	13.726986	14.285581	4.07%	154,685	2007
	12.222044	13.726986	12.31%	176,178	2006
	11.641115	12.222044	4.99%	200,342	2005
	10.591735	11.641115	9.91%	198,456	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.442150	11.729417	12.33%	33,355	2009
	12.535829	10.442150	-16.70%	52,181	2008
	12.078751	12.535829	3.78%	52,189	2007
	11.361342	12.078751	6.31%	56,922	2006
	11.089202	11.361342	2.45%	63,228	2005
	10.554142	11.089202	5.07%	83,568	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.049962	10.839035	-1.91%	65,872	2009
	11.042934	11.049962	0.06%	119,869	2008
	10.748619	11.042934	2.74%	63,216	2007
	10.486717	10.748619	2.50%	55,522	2006
	10.416772	10.486717	0.67%	65,037	2005
	10.538430	10.416772	-1.15%	74,944	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.814092	13.188386	21.96%	36,980	2009
	13.335007	10.814092	-18.90%	47,141	2008
	13.000381	13.335007	2.57%	52,228	2007
	12.646355	13.000381	2.80%	65,295	2006
	12.621996	12.646355	0.19%	62,779	2005
	12.083481	12.621996	4.46%	66,616	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.955492	10.100781	26.97%	5,119	2009
	15.152857	7.955492	-47.50%	5,973	2008
	15.049828	15.152857	0.68%	8,564	2007
	12.538773	15.049828	20.03%	11,839	2006
	11.437668	12.538773	9.63%	4,351	2005
	10.000000	11.437668	14.38%	1,705	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.277357	7.961577	26.83%	20,167	2009
	10.000000	6.277357	-37.23%	0	2008*

93

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.265525	7.827338	24.93%	54,900	2009
	10.000000	6.265525	-37.34%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	6.270996	7.820320	24.71%	12,525	2009
	11.963301	6.270996	-47.58%	15,355	2008
	11.143819	11.963301	7.35%	18,809	2007
	11.035441	11.143819	0.98%	23,872	2006
	10.446164	11.035441	5.64%	26,270	2005
	9.414183	10.446164	10.96%	28,221	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	8.709840	10.748442	23.41%	14,232	2009
	13.121761	8.709840	-33.62%	16,425	2008
	14.427202	13.121761	-9.05%	23,554	2007
	12.565096	14.427202	14.82%	27,274	2006
	12.467490	12.565096	0.78%	26,921	2005
	10.868165	12.467490	14.72%	27,828	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	9.097745	11.991575	31.81%	21,876	2009
	15.052295	9.097745	-39.56%	34,022	2008
	15.067861	15.052295	-0.10%	34,207	2007
	13.750720	15.067861	9.58%	37,677	2006
	12.520138	13.750720	9.83%	37,454	2005
	10.749809	12.520138	16.47%	36,201	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	7.620972	9.382041	23.11%	11,372	2009
	13.312287	7.620972	-42.75%	10,217	2008
	12.585088	13.312287	5.78%	11,600	2007
	11.317959	12.585088	11.20%	11,948	2006
	10.783269	11.317959	4.96%	12,092	2005
	10.040451	10.783269	7.40%	12,164	2004

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.572514	7.148516	28.28%	55,560	2009
	10.000000	5.572514	-44.27%	1,907	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.867835	28.68%	983	2009*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	6.765806	9.562899	41.34%	44,948	2009
	12.699496	6.765806	-46.72%	59,728	2008
	11.376717	12.699496	11.63%	71,422	2007
	10.774696	11.376717	5.59%	70,161	2006
	10.478828	10.774696	2.82%	79,297	2005
	10.024033	10.478828	4.54%	81,278	2004

94

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.094586	17.936025	36.97%	36,849	2009
	22.331478	13.094586	-41.36%	38,546	2008
	21.420494	22.331478	4.25%	42,816	2007
	18.561920	21.420494	15.40%	39,136	2006
	16.556153	18.561920	12.11%	40,506	2005
	14.166030	16.556153	16.87%	40,081	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	9.806755	13.399656	36.64%	32,636	2009
	16.762732	9.806755	-41.50%	42,528	2008
	16.117794	16.762732	4.00%	46,398	2007
	14.005551	16.117794	15.08%	52,693	2006
	12.522559	14.005551	11.84%	67,947	2005
	10.743349	12.522559	16.56%	73,202	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	11.902710	13.819030	16.10%	59,869	2009
	14.195763	11.902710	-16.15%	63,334	2008
	13.217075	14.195763	7.40%	68,879	2007
	12.569944	13.217075	5.15%	72,177	2006
	12.509141	12.569944	0.49%	63,999	2005
	11.765586	12.509141	6.32%	66,888	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	7.627313	9.572122	25.50%	27,323	2009
	12.675196	7.627313	-39.82%	31,181	2008
	12.413323	12.675196	2.11%	41,445	2007
	11.031418	12.413323	12.53%	42,293	2006
	10.639379	11.031418	3.68%	44,756	2005
	9.941720	10.639379	7.02%	48,254	2004

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.643273	10.342210	7.25%	33,334	2009
	10.983472	9.643273	-12.20%	35,154	2008
	10.647467	10.983472	3.16%	34,576	2007
	10.485262	10.647467	1.55%	5,080	2006
	10.288472	10.485262	1.91%	2,254	2005
	10.082409	10.288472	2.04%	839	2004

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares - Q/NQ	5.722803	9.294619	62.41%	32,093	2009
	11.470685	5.722803	-50.11%	32,270	2008
	10.030585	11.470685	14.36%	31,405	2007
	9.967909	10.030585	0.63%	33,882	2006
	9.444196	9.967909	5.55%	39,110	2005
	9.020673	9.444196	4.70%	42,995	2004

95

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	8.290521	10.438052	25.90%	117,723	2009
	13.171233	8.290521	-37.06%	136,092	2008
	13.754895	13.171233	-4.24%	159,507	2007
	12.088139	13.754895	13.79%	188,362	2006
	11.841186	12.088139	2.09%	212,920	2005
	10.284294	11.841186	15.14%	223,553	2004

96

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	7.776438	9.171667	17.94%	0	2009
	13.380661	7.776438	-41.88%	0	2008
	13.022297	13.380661	2.75%	0	2007
	11.358191	13.022297	14.65%	0	2006
	11.080067	11.358191	2.51%	0	2005
	10.165391	11.080067	9.00%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	7.201340	9.676026	34.36%	0	2009
	12.211260	7.201340	-41.03%	0	2008
	10.968537	12.211260	11.33%	0	2007
	11.264026	10.968537	-2.62%	0	2006
	10.007723	11.264026	12.55%	4	2005
	9.425391	10.007723	6.18%	154	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.716363	13.583898	39.80%	84	2009
	15.431399	9.716363	-37.04%	90	2008
	15.511138	15.431399	-0.51%	2,948	2007
	13.858637	15.511138	11.92%	2,944	2006
	13.261219	13.858637	4.51%	3,062	2005
	11.364139	13.261219	16.69%	1,731	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	8.349810	9.637192	15.42%	1,100	2009
	13.054056	8.349810	-36.04%	2,240	2008
	13.379950	13.054056	-2.44%	2,347	2007
	11.687173	13.379950	14.48%	2,229	2006
	11.409578	11.687173	2.43%	2,332	2005
	10.341939	11.409578	10.32%	2,439	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	9.631115	11.300012	17.33%	4,285	2009
	13.426859	9.631115	-28.27%	10,185	2008
	14.470696	13.426859	-7.21%	11,391	2007
	12.463830	14.470696	16.10%	12,420	2006
	12.128661	12.463830	2.76%	14,214	2005
	10.839685	12.128661	11.89%	15,252	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.830197	11.697752	8.01%	663	2009
	11.229625	10.830197	-3.56%	765	2008
	10.466370	11.229625	7.29%	1,109	2007
	10.512510	10.466370	-0.44%	1,333	2006
	10.561415	10.512510	-0.46%	0	2005
	10.185123	10.561415	3.69%	0	2004

97

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	7.010443	9.167678	30.77%	0	2009
	10.935624	7.010443	-35.89%	0	2008
	10.381927	10.935624	5.33%	0	2007
	9.722326	10.381927	6.78%	0	2006
	9.598411	9.722326	1.29%	0	2005
	9.245197	9.598411	3.82%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	8.491923	10.172010	19.78%	271	2009
	12.330272	8.491923	-31.13%	358	2008
	11.776379	12.330272	4.70%	362	2007
	10.340117	11.776379	13.89%	435	2006
	10.133277	10.340117	2.04%	0	2005
	9.866813	10.133277	2.70%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	8.653453	9.605355	11.00%	0	2009
	12.555064	8.653453	-31.08%	0	2008
	11.685971	12.555064	7.44%	0	2007
	10.298470	11.685971	13.47%	0	2006
	10.332866	10.298470	-0.33%	0	2005
	9.843836	10.332866	4.97%	0	2004

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	9.806673	14.654057	49.43%	1,102	2009
	13.540340	9.806673	-27.57%	1,435	2008
	13.391598	13.540340	1.11%	1,475	2007
	12.358162	13.391598	8.36%	1,394	2006
	12.329619	12.358162	0.23%	1,016	2005
	11.420799	12.329619	7.96%	1,043	2004

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.372772	12.214305	17.75%	2,092	2009
	11.449209	10.372772	-9.40%	2,737	2008
	11.112904	11.449209	3.03%	2,737	2007
	10.911377	11.112904	1.85%	2,471	2006
	11.024638	10.911377	-1.03%	741	2005
	10.888164	11.024638	1.25%	1,604	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.823474	13.041539	32.76%	8,104	2009
	17.491827	9.823474	-43.84%	5,664	2008
	15.217598	17.491827	14.94%	9,252	2007
	13.934332	15.217598	9.21%	10,768	2006
	12.188735	13.934332	14.32%	7,697	2005
	10.800203	12.188735	12.86%	10,833	2004

98

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	7.659867	9.749925	27.29%	381	2009
	13.668298	7.659867	-43.96%	381	2008
	13.773521	13.668298	-0.76%	2,116	2007
	11.718409	13.773521	17.54%	2,116	2006
	11.325942	11.718409	3.47%	2,120	2005
	10.389887	11.325942	9.01%	5,732	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.734676	8.445662	25.41%	1,611	2009
	13.042808	6.734676	-48.36%	2,155	2008
	10.508750	13.042808	24.11%	2,155	2007
	10.061365	10.508750	4.45%	983	2006
	9.730654	10.061365	3.40%	3,048	2005
	9.628597	9.730654	1.06%	2,816	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	12.046803	16.499022	36.96%	9,124	2009
	20.355125	12.046803	-40.82%	8,923	2008
	18.010302	20.355125	13.02%	11,703	2007
	16.349078	18.010302	10.16%	13,955	2006
	14.135056	16.349078	15.66%	13,939	2005
	11.570497	14.135056	22.16%	6,480	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.135339	12.534937	23.68%	3,716	2009
	18.451049	10.135339	-45.07%	3,616	2008
	16.085420	18.451049	14.71%	5,000	2007
	13.931180	16.085420	15.46%	8,246	2006
	11.971002	13.931180	16.37%	8,972	2005
	10.779633	11.971002	11.05%	6,053	2004

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	7.220757	11.120634	54.01%	205	2009
	15.126139	7.220757	-52.26%	242	2008
	14.639949	15.126139	3.32%	176	2007
	12.876566	14.639949	13.69%	174	2006
	12.827303	12.876566	0.38%	178	2005
	11.497815	12.827303	11.56%	170	2004

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.098140	8.397382	18.30%	0	2009
	12.624745	7.098140	-43.78%	0	2008
	11.530891	12.624745	9.49%	0	2007
	11.093531	11.530891	3.94%	0	2006
	10.424961	11.093531	6.41%	0	2005
	10.004161	10.424961	4.21%	0	2004

99

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.532570	10.481612	39.15%	229	2009
	14.538404	7.532570	-48.19%	336	2008
	13.421053	14.538404	8.33%	256	2007
	11.779311	13.421053	13.94%	316	2006
	10.999732	11.779311	7.09%	0	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	7.761012	9.734082	25.42%	0	2009
	11.365976	7.761012	-31.72%	0	2008
	10.752070	11.365976	5.71%	0	2007
	10.000000	10.752070	7.52%	0	2006*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	5.459207	7.556925	38.43%	0	2009
	11.508744	5.459207	-52.56%	0	2008
	10.724999	11.508744	7.31%	0	2007
	10.697608	10.724999	0.26%	0	2006
	10.612066	10.697608	0.81%	3	2005
	9.467346	10.612066	12.09%	9,257	2004

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	6.852889	10.941577	59.66%	0	2009
	11.562539	6.852889	-40.73%	0	2008
	11.540102	11.562539	0.19%	0	2007
	10.426799	11.540102	10.68%	0	2006
	10.129320	10.426799	2.94%	146	2005
	9.731775	10.129320	4.09%	146	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.761492	11.714012	20.00%	10,903	2009
	14.810316	9.761492	-34.09%	10,847	2008
	14.047477	14.810316	5.43%	10,850	2007
	11.894280	14.047477	18.10%	10,374	2006
	11.399122	11.894280	4.34%	8,629	2005
	10.129902	11.399122	12.53%	6,143	2004

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.703295	9.665959	11.06%	2,099	2009
	10.258557	8.703295	-15.16%	2,221	2008
	9.992258	10.258557	2.67%	2,662	2007
	9.784478	9.992258	2.12%	2,960	2006
	9.841564	9.784478	-0.58%	0	2005
	9.964766	9.841564	-1.24%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.992300	9.614626	20.30%	1,614	2009
	13.474648	7.992300	-40.69%	1,662	2008
	13.680755	13.474648	-1.51%	1,662	2007
	13.262674	13.680755	3.15%	1,662	2006
	13.151477	13.262674	0.85%	1,473	2005
	11.995155	13.151477	9.64%	1,523	2004

100

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.202784	10.565006	28.80%	0	2009
	13.822570	8.202784	-40.66%	0	2008
	13.108220	13.822570	5.45%	0	2007
	11.763111	13.108220	11.43%	0	2006
	11.232231	11.763111	4.73%	0	2005
	10.000000	11.232231	12.32%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.383510	23.84%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.095432	7.857237	28.90%	0	2009
	10.000000	6.095432	-39.05%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.790412	10.418934	6.42%	0	2009
	10.000000	9.790412	-2.10%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.965826	19.124700	59.83%	0	2009
	28.978949	11.965826	-58.71%	0	2008
	20.332185	28.978949	42.53%	890	2007
	15.192178	20.332185	33.83%	890	2006
	11.700031	15.192178	29.85%	890	2005
	10.000000	11.700031	17.00%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.116984	12.163131	0.38%	1,179	2009
	11.503254	12.116984	5.34%	2,450	2008
	10.980282	11.503254	4.76%	2,558	2007
	10.877516	10.980282	0.94%	2,295	2006
	10.774530	10.877516	0.96%	2,401	2005
	10.672982	10.774530	0.95%	2,509	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.192762	11.459829	24.66%	849	2009
	14.853098	9.192762	-38.11%	0	2008
	14.305520	14.853098	3.83%	0	2007
	12.489813	14.305520	14.54%	0	2006
	11.807448	12.489813	5.78%	0	2005
	10.566284	11.807448	11.75%	0	2004

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.716625	11.456393	6.90%	0	2009
	11.636185	10.716625	-7.90%	0	2008
	11.268568	11.636185	3.26%	0	2007
	10.830309	11.268568	4.05%	0	2006
	10.696990	10.830309	1.25%	8,681	2005
	10.430034	10.696990	2.56%	0	2004

101

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.946414	11.612729	16.75%	13,744	2009
	13.214889	9.946414	-24.73%	13,744	2008
	12.763693	13.214889	3.53%	13,744	2007
	11.695624	12.763693	9.13%	13,744	2006
	11.328215	11.695624	3.24%	13,744	2005
	10.553029	11.328215	7.35%	13,744	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.575844	11.673406	21.90%	4,897	2009
	14.242409	9.575844	-32.77%	9,854	2008
	13.692531	14.242409	4.02%	9,854	2007
	12.197565	13.692531	12.26%	9,854	2006
	11.623715	12.197565	4.94%	7,239	2005
	10.581287	11.623715	9.85%	7,239	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.405305	11.682071	12.27%	9,591	2009
	12.497972	10.405305	-16.74%	9,591	2008
	12.048446	12.497972	3.73%	9,591	2007
	11.338608	12.048446	6.26%	9,591	2006
	11.072641	11.338608	2.40%	9,591	2005
	10.543755	11.072641	5.02%	9,591	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.995583	10.780194	-1.96%	13,577	2009
	10.994195	10.995583	0.01%	26,699	2008
	10.706668	10.994195	2.69%	1,479	2007
	10.451103	10.706668	2.45%	1,673	2006
	10.386676	10.451103	0.62%	351	2005
	10.513346	10.386676	-1.20%	7,318	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.760945	13.116880	21.89%	242	2009
	13.276244	10.760945	-18.95%	0	2008
	12.949735	13.276244	2.52%	0	2007
	12.603486	12.949735	2.75%	0	2006
	12.585616	12.603486	0.14%	3	2005
	12.054794	12.585616	4.40%	115	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.936587	10.071641	26.90%	2,731	2009
	15.124590	7.936587	-47.53%	1,150	2008
	15.029456	15.124590	0.63%	2,941	2007
	12.528177	15.029456	19.97%	2,941	2006
	11.433814	12.528177	9.57%	2,941	2005
	10.000000	11.433814	14.34%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.275218	7.954801	26.77%	1,454	2009
	10.000000	6.275218	-37.25%	0	2008*

102

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.263383	7.820676	24.86%	241	2009
	10.000000	6.263383	-37.37%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	6.249689	7.789775	24.64%	147	2009
	11.928747	6.249689	-47.61%	139	2008
	11.117331	11.928747	7.30%	111	2007
	11.014823	11.117331	0.93%	114	2006
	10.431949	11.014823	5.59%	104	2005
	9.406171	10.431949	10.91%	104	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	8.680245	10.706455	23.34%	580	2009
	13.083863	8.680245	-33.66%	985	2008
	14.392921	13.083863	-9.10%	985	2007
	12.541618	14.392921	14.76%	918	2006
	12.450524	12.541618	0.73%	561	2005
	10.858926	12.450524	14.66%	561	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	9.066836	11.944736	31.74%	1,803	2009
	15.008835	9.066836	-39.59%	1,859	2008
	15.032074	15.008835	-0.15%	3,655	2007
	13.725045	15.032074	9.52%	5,110	2006
	12.503117	13.725045	9.77%	6,927	2005
	10.740667	12.503117	16.41%	9,817	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	7.595099	9.345419	23.05%	0	2009
	13.273868	7.595099	-42.78%	0	2008
	12.555216	13.273868	5.72%	0	2007
	11.296829	12.555216	11.14%	0	2006
	10.768609	11.296829	4.91%	0	2005
	10.031913	10.768609	7.34%	0	2004

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.570597	7.142400	28.22%	619	2009
	10.000000	5.570597	-44.29%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.863456	28.63%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	6.742805	9.525528	41.27%	532	2009
	12.662824	6.742805	-46.75%	538	2008
	11.349690	12.662824	11.57%	513	2007
	10.754565	11.349690	5.53%	522	2006
	10.464570	10.754565	2.77%	784	2005
	10.015505	10.464570	4.48%	2,671	2004

103

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.056765	17.875102	36.90%	3,211	2009
	22.278368	13.056765	-41.39%	3,024	2008
	21.380508	22.278368	4.20%	3,779	2007
	18.536700	21.380508	15.34%	3,187	2006
	16.542076	18.536700	12.06%	3,221	2005
	14.161203	16.542076	16.81%	2,293	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	9.773458	13.347338	36.57%	685	2009
	16.714369	9.773458	-41.53%	1,925	2008
	16.079535	16.714369	3.95%	1,925	2007
	13.979406	16.079535	15.02%	1,925	2006
	12.505535	13.979406	11.79%	1,925	2005
	10.734207	12.505535	16.50%	2,900	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	11.862315	13.765107	16.04%	252	2009
	14.154796	11.862315	-16.20%	208	2008
	13.185696	14.154796	7.35%	284	2007
	12.546473	13.185696	5.09%	292	2006
	12.492130	12.546473	0.44%	275	2005
	11.755578	12.492130	6.27%	261	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	7.601381	9.534717	25.43%	1,836	2009
	12.638571	7.601381	-39.86%	1,794	2008
	12.383797	12.638571	2.06%	2,811	2007
	11.010789	12.383797	12.47%	4,900	2006
	10.624882	11.010789	3.63%	6,037	2005
	9.933245	10.624882	6.96%	8,036	2004

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.615416	10.307072	7.19%	0	2009
	10.957326	9.615416	-12.25%	0	2008
	10.627583	10.957326	3.10%	0	2007
	10.471001	10.627583	1.50%	0	2006
	10.279707	10.471001	1.86%	0	2005
	10.078970	10.279707	1.99%	0	2004

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares - Q/NQ	5.703365	9.258333	62.33%	3,443	2009
	11.437590	5.703365	-50.13%	3,710	2008
	10.006762	11.437590	14.30%	3,710	2007
	9.949303	10.006762	0.58%	3,315	2006
	9.431361	9.949303	5.49%	5,013	2005
	9.013004	9.431361	4.64%	4,866	2004

104

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	8.262345	10.397276	25.84%	3,736	2009
	13.133192	8.262345	-37.09%	3,236	2008
	13.722204	13.133192	-4.29%	4,239	2007
	12.065541	13.722204	13.73%	5,499	2006
	11.825073	12.065541	2.03%	5,788	2005
	10.275537	11.825073	15.08%	2,299	2004

105

choicevenuecfitwo.htm

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	7.750010	9.135825	17.88%	13,463	2009
	13.342008	7.750010	-41.91%	14,561	2008
	12.991348	13.342008	2.70%	29,932	2007
	11.336967	12.991348	14.59%	30,411	2006
	11.064992	11.336967	2.46%	34,919	2005
	10.156747	11.064992	8.94%	33,225	2004
	7.844425	10.156747	29.48%	31,787	2003
	10.000000	7.844425	-21.56%	4,098	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	7.176876	9.638226	34.30%	13,340	2009
	12.176000	7.176876	-41.06%	16,251	2008
	10.942477	12.176000	11.27%	15,993	2007
	11.242984	10.942477	-2.67%	16,626	2006
	9.994107	11.242984	12.50%	19,825	2005
	9.417370	9.994107	6.12%	29,530	2004
	7.793257	9.417370	20.84%	28,448	2003
	10.000000	7.793257	-22.07%	17,374	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.683355	13.530846	39.73%	12,418	2009
	15.386854	9.683355	-37.07%	18,040	2008
	15.474298	15.386854	-0.57%	26,975	2007
	13.832748	15.474298	11.87%	37,245	2006
	13.243174	13.832748	4.45%	43,924	2005
	11.354465	13.243174	16.63%	56,252	2004
	8.227439	11.354465	38.01%	57,135	2003
	10.000000	8.227439	-17.73%	19,683	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	8.321423	9.599531	15.36%	7,120	2009
	13.016340	8.321423	-36.07%	10,670	2008
	13.348152	13.016340	-2.49%	12,817	2007
	11.665315	13.348152	14.43%	14,373	2006
	11.394039	11.665315	2.38%	20,931	2005
	10.333122	11.394039	10.27%	29,475	2004
	8.165648	10.333122	26.54%	32,844	2003
	10.000000	8.165648	-18.34%	19,225	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	9.598363	11.255830	17.27%	29,213	2009
	13.388054	9.598363	-28.31%	33,371	2008
	14.436290	13.388054	-7.26%	45,968	2007
	12.440525	14.436290	16.04%	50,657	2006
	12.112158	12.440525	2.71%	50,857	2005
	10.830458	12.112158	11.83%	52,863	2004
	8.583822	10.830458	26.17%	54,241	2003
	10.000000	8.583822	-14.16%	18,124	2002*

106

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.798896	11.657993	7.96%	5,434	2009
	11.202885	10.798896	-3.61%	5,932	2008
	10.446805	11.202885	7.24%	1,408	2007
	10.498201	10.446805	-0.49%	1,747	2006
	10.552410	10.498201	-0.51%	5,900	2005
	10.181634	10.552410	3.64%	6,006	2004
	10.000000	10.181634	1.82%	0	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	6.986615	9.131856	30.71%	0	2009
	10.904037	6.986615	-35.93%	0	2008
	10.357262	10.904037	5.28%	815	2007
	9.704159	10.357262	6.73%	953	2006
	9.585358	9.704159	1.24%	1,748	2005
	9.237323	9.585358	3.77%	3,530	2004
	7.499266	9.237323	23.18%	3,530	2003
	10.000000	7.499266	-25.01%	3,025	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	8.463068	10.132278	19.72%	12,576	2009
	12.294652	8.463068	-31.16%	67,604	2008
	11.748382	12.294652	4.65%	73,105	2007
	10.320789	11.748382	13.83%	77,151	2006
	10.119482	10.320789	1.99%	76,580	2005
	9.858402	10.119482	2.65%	87,046	2004
	8.329690	9.858402	18.35%	85,101	2003
	10.000000	8.329690	-16.70%	43,887	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	8.624024	9.567799	10.94%	11,192	2009
	12.518773	8.624024	-31.11%	10,088	2008
	11.658171	12.518773	7.38%	11,541	2007
	10.279188	11.658171	13.42%	11,663	2006
	10.318778	10.279188	-0.38%	11,751	2005
	9.835441	10.318778	4.91%	11,525	2004
	8.105694	9.835441	21.34%	11,778	2003
	10.000000	8.105694	-18.94%	8,513	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	9.773362	14.596832	49.35%	25,124	2009
	13.501239	9.773362	-27.61%	16,782	2008
	13.359785	13.501239	1.06%	21,969	2007
	12.335072	13.359785	8.31%	21,548	2006
	12.312848	12.335072	0.18%	24,815	2005
	11.411095	12.312848	7.90%	47,306	2004
	9.565241	11.411095	19.30%	49,461	2003
	10.000000	9.565241	-4.35%	28,579	2002*

107

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.337527	12.166598	17.69%	62,991	2009
	11.416135	10.337527	-9.45%	33,797	2008
	11.086493	11.416135	2.97%	49,225	2007
	10.890980	11.086493	1.80%	55,091	2006
	11.009630	10.890980	-1.08%	57,642	2005
	10.878897	11.009630	1.20%	63,065	2004
	10.634467	10.878897	2.30%	88,483	2003
	10.000000	10.634467	6.34%	30,838	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.790088	12.990577	32.69%	44,863	2009
	17.441306	9.790088	-43.87%	49,730	2008
	15.181431	17.441306	14.89%	88,088	2007
	13.908291	15.181431	9.15%	90,027	2006
	12.172139	13.908291	14.26%	90,540	2005
	10.790997	12.172139	12.80%	94,811	2004
	8.593584	10.790997	25.57%	84,862	2003
	10.000000	8.593584	-14.06%	27,508	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	7.633810	9.711792	27.22%	32,481	2009
	13.628783	7.633810	-43.99%	34,407	2008
	13.740758	13.628783	-0.81%	39,192	2007
	11.696486	13.740758	17.48%	45,893	2006
	11.310508	11.696486	3.41%	50,636	2005
	10.381042	11.310508	8.95%	68,077	2004
	8.150588	10.381042	27.37%	65,814	2003
	10.000000	8.150588	-18.49%	26,086	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.711800	8.412691	25.34%	26,792	2009
	13.005169	6.711800	-48.39%	49,047	2008
	10.483795	13.005169	24.05%	51,683	2007
	10.042586	10.483795	4.39%	70,799	2006
	9.717429	10.042586	3.35%	66,647	2005
	9.620415	9.717429	1.01%	70,373	2004
	7.410187	9.620415	29.83%	71,132	2003
	10.000000	7.410187	-25.90%	41,119	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	12.005889	16.434601	36.89%	40,227	2009
	20.296370	12.005889	-40.85%	63,658	2008
	17.967530	20.296370	12.96%	75,244	2007
	16.318547	17.967530	10.10%	75,558	2006
	14.115838	16.318547	15.60%	77,551	2005
	11.560663	14.115838	22.10%	81,470	2004
	8.536882	11.560663	35.42%	79,228	2003
	10.000000	8.536882	-14.63%	50,813	2002*

108

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.100918	12.485996	23.61%	20,363	2009
	18.397793	10.100918	-45.10%	27,818	2008
	16.047217	18.397793	14.65%	54,523	2007
	13.905166	16.047217	15.40%	62,451	2006
	11.954732	13.905166	16.32%	62,868	2005
	10.770473	11.954732	11.00%	74,256	2004
	7.689363	10.770473	40.07%	63,825	2003
	10.000000	7.689363	-23.11%	21,093	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	7.196214	11.077185	53.93%	9,565	2009
	15.082453	7.196214	-52.29%	10,988	2008
	14.605151	15.082453	3.27%	12,038	2007
	12.852492	14.605151	13.64%	13,055	2006
	12.809829	12.852492	0.33%	13,341	2005
	11.488020	12.809829	11.51%	15,324	2004
	7.452860	11.488020	54.14%	17,038	2003
	10.000000	7.452860	-25.47%	3,243	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.074015	8.364582	18.24%	6,528	2009
	12.588280	7.074015	-43.80%	9,555	2008
	11.503483	12.588280	9.43%	11,337	2007
	11.072803	11.503483	3.89%	12,726	2006
	10.410781	11.072803	6.36%	14,585	2005
	9.995653	10.410781	4.15%	19,162	2004
	7.899382	9.995653	26.54%	26,123	2003
	10.000000	7.899382	-21.01%	6,621	2002*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.514666	10.451358	39.08%	2,805	2009
	14.511272	7.514666	-48.21%	804	2008
	13.402874	14.511272	8.27%	804	2007
	11.769343	13.402874	13.88%	1,942	2006
	10.996022	11.769343	7.03%	2,424	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	7.750414	9.715827	25.36%	12,539	2009
	11.356258	7.750414	-31.75%	47,017	2008
	10.748394	11.356258	5.66%	29,138	2007
	10.000000	10.748394	7.48%	31,597	2006*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	5.440650	7.527406	38.35%	23,685	2009
	11.475499	5.440650	-52.59%	18,015	2008
	10.699509	11.475499	7.25%	22,146	2007
	10.677621	10.699509	0.20%	36,665	2006
	10.597630	10.677621	0.75%	35,075	2005
	9.459291	10.597630	12.03%	50,356	2004
	7.069146	9.459291	33.81%	43,854	2003
	10.000000	7.069146	-29.31%	18,475	2002*

109

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	6.829592	10.898824	59.58%	14,955	2009
	11.529131	6.829592	-40.76%	13,509	2008
	11.512671	11.529131	0.14%	12,030	2007
	10.407311	11.512671	10.62%	13,107	2006
	10.115523	10.407311	2.88%	13,585	2005
	9.723488	10.115523	4.03%	14,896	2004
	7.439624	9.723488	30.70%	12,788	2003
	10.000000	7.439624	-25.60%	2,382	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.728326	11.668249	19.94%	23,958	2009
	14.767554	9.728326	-34.12%	23,995	2008
	14.014107	14.767554	5.38%	25,829	2007
	11.872058	14.014107	18.04%	34,610	2006
	11.383620	11.872058	4.29%	34,809	2005
	10.121285	11.383620	12.47%	42,202	2004
	8.285818	10.121285	22.15%	42,971	2003
	10.000000	8.285818	-17.14%	12,855	2002*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.678151	9.633124	11.00%	1,107	2009
	10.234147	8.678151	-15.20%	1,511	2008
	9.973597	10.234147	2.61%	1,111	2007
	9.771163	9.973597	2.07%	1,118	2006
	9.833172	9.771163	-0.63%	1,861	2005
	9.961375	9.833172	-1.29%	2,646	2004
	10.000000	9.961375	-0.39%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.965140	9.577069	20.24%	5,427	2009
	13.435723	7.965140	-40.72%	5,780	2008
	13.648238	13.435723	-1.56%	17,133	2007
	13.237895	13.648238	3.10%	19,754	2006
	13.133589	13.237895	0.79%	20,736	2005
	11.984956	13.133589	9.58%	24,723	2004
	9.783484	11.984956	22.50%	24,682	2003
	10.000000	9.783484	-2.17%	8,428	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.183285	10.534507	28.73%	2,710	2009
	13.796770	8.183285	-40.69%	2,710	2008
	13.090466	13.796770	5.40%	1,907	2007
	11.753143	13.090466	11.38%	519	2006
	11.228435	11.753143	4.67%	0	2005
	10.000000	11.228435	12.28%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.379296	23.79%	0	2009*

110

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.093352	7.850554	28.84%	0	2009
	10.000000	6.093352	-39.07%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.787083	10.410060	6.37%	25,443	2009
	10.000000	9.787083	-2.13%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.937394	19.069526	59.75%	3,199	2009
	28.924923	11.937394	-58.73%	3,306	2008
	20.304691	28.924923	42.45%	5,802	2007
	15.179352	20.304691	33.77%	5,198	2006
	11.696090	15.179352	29.78%	1,841	2005
	10.000000	11.696090	16.96%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.075809	12.115619	0.33%	60,995	2009
	11.470009	12.075809	5.28%	81,587	2008
	10.954156	11.470009	4.71%	88,372	2007
	10.857170	10.954156	0.89%	95,571	2006
	10.759854	10.857170	0.90%	99,359	2005
	10.663894	10.759854	0.90%	102,124	2004
	10.697710	10.663894	-0.32%	109,725	2003
	10.000000	10.697710	6.98%	73,002	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.160292	11.413527	24.60%	63,296	2009
	14.808204	9.160292	-38.14%	44,539	2008
	14.269599	14.808204	3.77%	48,216	2007
	12.464792	14.269599	14.48%	44,525	2006
	11.789789	12.464792	5.73%	44,956	2005
	10.555870	11.789789	11.69%	68,535	2004
	8.172252	10.555870	29.17%	69,494	2003
	10.000000	8.172252	-18.28%	26,952	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.678782	11.410125	6.85%	31,573	2009
	11.601017	10.678782	-7.95%	39,816	2008
	11.240282	11.601017	3.21%	19,811	2007
	10.808627	11.240282	3.99%	23,363	2006
	10.681004	10.808627	1.19%	17,486	2005
	10.419761	10.681004	2.51%	18,189	2004
	9.858342	10.419761	5.69%	17,106	2003
	10.000000	9.858342	-1.42%	803	2002*

111

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.911326	11.565861	16.69%	73,365	2009
	13.174998	9.911326	-24.77%	95,625	2008
	12.731689	13.174998	3.48%	108,251	2007
	11.672236	12.731689	9.08%	94,289	2006
	11.311318	11.672236	3.19%	102,201	2005
	10.542661	11.311318	7.29%	119,177	2004
	8.965450	10.542661	17.59%	120,867	2003
	10.000000	8.965450	-10.35%	27,341	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.542030	11.626250	21.84%	56,101	2009
	14.199386	9.542030	-32.80%	50,851	2008
	13.658165	14.199386	3.96%	63,555	2007
	12.173144	13.658165	12.20%	65,341	2006
	11.606341	12.173144	4.88%	105,254	2005
	10.570861	11.606341	9.80%	122,254	2004
	8.521461	10.570861	24.05%	111,565	2003
	10.000000	8.521461	-14.79%	114,401	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.368554	11.634865	12.21%	50,262	2009
	12.460192	10.368554	-16.79%	71,519	2008
	12.018192	12.460192	3.68%	85,085	2007
	11.315902	12.018192	6.21%	94,830	2006
	11.056083	11.315902	2.35%	109,428	2005
	10.533364	11.056083	4.96%	122,078	2004
	9.458089	10.533364	11.37%	115,160	2003
	10.000000	9.458089	-5.42%	18,956	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.941452	10.721650	-2.01%	172,124	2009
	10.945655	10.941452	-0.04%	181,601	2008
	10.664869	10.945655	2.63%	78,608	2007
	10.415600	10.664869	2.39%	58,522	2006
	10.356664	10.415600	0.57%	39,808	2005
	10.488319	10.356664	-1.26%	69,915	2004
	10.641254	10.488319	-1.44%	98,774	2003
	10.733926	10.641254	-0.86%	126,491	2002
	10.578635	10.733926	1.47%	9,851	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.707996	13.045682	21.83%	45,946	2009
	13.217667	10.707996	-18.99%	17,785	2008
	12.899216	13.217667	2.47%	20,051	2007
	12.560707	12.899216	2.69%	30,394	2006
	12.549283	12.560707	0.09%	30,462	2005
	12.026120	12.549283	4.35%	48,561	2004
	10.950902	12.026120	9.82%	53,006	2003
	10.428441	10.950902	5.01%	33,045	2002
	10.219812	10.428441	2.04%	4,435	2001*

112

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.917718	10.042568	26.84%	4,617	2009
	15.096355	7.917718	-47.55%	5,103	2008
	15.009110	15.096355	0.58%	5,967	2007
	12.517575	15.009110	19.90%	6,317	2006
	11.429957	12.517575	9.52%	7,919	2005
	10.000000	11.429957	14.30%	246	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.273070	7.948024	26.70%	8,690	2009
	10.000000	6.273070	-37.27%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.261242	7.814020	24.80%	17,199	2009
	10.000000	6.261242	-37.39%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	6.228447	7.759340	24.58%	7,709	2009
	11.894302	6.228447	-47.64%	7,587	2008
	11.090929	11.894302	7.24%	7,634	2007
	10.994261	11.090929	0.88%	10,998	2006
	10.417768	10.994261	5.53%	11,649	2005
	9.398171	10.417768	10.85%	20,850	2004
	7.156898	9.398171	31.32%	21,214	2003
	10.000000	7.156898	-28.43%	10,001	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	8.650763	10.664641	23.28%	3,129	2009
	13.046099	8.650763	-33.69%	5,872	2008
	14.358749	13.046099	-9.14%	8,195	2007
	12.518210	14.358749	14.70%	12,268	2006
	12.433603	12.518210	0.68%	15,243	2005
	10.849698	12.433603	14.60%	24,102	2004
	7.079974	10.849698	53.24%	24,897	2003
	10.000000	7.079974	-29.20%	15,868	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	9.036032	11.898090	31.67%	20,116	2009
	14.965507	9.036032	-39.62%	21,236	2008
	14.996370	14.965507	-0.21%	24,914	2007
	13.699412	14.996370	9.47%	25,647	2006
	12.486113	13.699412	9.72%	27,320	2005
	10.731531	12.486113	16.35%	31,234	2004
	7.791534	10.731531	37.73%	33,953	2003
	10.000000	7.791534	-22.08%	14,391	2002*

113

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	7.569292	9.308905	22.98%	6,264	2009
	13.235535	7.569292	-42.81%	7,119	2008
	12.525377	13.235535	5.67%	9,922	2007
	11.275711	12.525377	11.08%	10,833	2006
	10.753942	11.275711	4.85%	10,414	2005
	10.023361	10.753942	7.29%	11,644	2004
	8.042520	10.023361	24.63%	10,399	2003
	10.000000	8.042520	-19.57%	3,200	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.568692	7.136313	28.15%	16,344	2009
	10.000000	5.568692	-44.31%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.859078	28.59%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	6.719891	9.488312	41.20%	13,023	2009
	12.626254	6.719891	-46.78%	15,029	2008
	11.322714	12.626254	11.51%	32,984	2007
	10.734471	11.322714	5.48%	39,860	2006
	10.450336	10.734471	2.72%	41,617	2005
	10.006978	10.450336	4.43%	61,953	2004
	7.817234	10.006978	28.01%	65,949	2003
	10.000000	7.817234	-21.83%	31,980	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.019055	17.814380	36.83%	29,185	2009
	22.225396	13.019055	-41.42%	31,286	2008
	21.340637	22.225396	4.15%	34,129	2007
	18.511544	21.340637	15.28%	34,679	2006
	16.528020	18.511544	12.00%	32,424	2005
	14.156384	16.528020	16.75%	42,814	2004
	10.000000	14.156384	41.56%	32,179	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	9.740251	13.295200	36.50%	20,364	2009
	16.666091	9.740251	-41.56%	25,698	2008
	16.041317	16.666091	3.89%	36,385	2007
	13.953282	16.041317	14.96%	47,028	2006
	12.488507	13.953282	11.73%	48,158	2005
	10.725062	12.488507	16.44%	65,516	2004
	7.664287	10.725062	39.94%	74,896	2003
	10.000000	7.664287	-23.36%	60,032	2002*

114

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	11.822026	13.711354	15.98%	11,243	2009
	14.113938	11.822026	-16.24%	15,362	2008
	13.154377	14.113938	7.29%	33,327	2007
	12.523049	13.154377	5.04%	20,785	2006
	12.475153	12.523049	0.38%	18,442	2005
	11.745598	12.475153	6.21%	22,407	2004
	10.235088	11.745598	14.76%	21,998	2003
	10.000000	10.235088	2.35%	8,358	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	7.575572	9.497491	25.37%	18,471	2009
	12.602101	7.575572	-39.89%	23,142	2008
	12.354406	12.602101	2.00%	50,291	2007
	10.990241	12.354406	12.41%	50,520	2006
	10.610449	10.990241	3.58%	60,683	2005
	9.924810	10.610449	6.91%	58,583	2004
	8.013709	9.924810	23.85%	60,761	2003
	10.000000	8.013709	-19.86%	22,674	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.587654	10.272077	7.14%	337	2009
	10.931263	9.587654	-12.29%	1,948	2008
	10.607728	10.931263	3.05%	729	2007
	10.456755	10.607728	1.44%	1,105	2006
	10.270946	10.456755	1.81%	1,684	2005
	10.075530	10.270946	1.94%	784	2004
	10.000000	10.075530	0.76%	284	2003*

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares - Q/NQ	5.683975	9.222158	62.25%	24,911	2009
	11.404541	5.683975	-50.16%	28,875	2008
	9.982970	11.404541	14.24%	28,643	2007
	9.930702	9.982970	0.53%	32,156	2006
	9.418517	9.930702	5.44%	34,707	2005
	9.005321	9.418517	4.59%	35,292	2004
	7.237040	9.005321	24.43%	36,831	2003
	10.000000	7.237040	-27.63%	9,703	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	8.234284	10.356686	25.78%	36,545	2009
	13.095271	8.234284	-37.12%	95,237	2008
	13.689601	13.095271	-4.34%	116,082	2007
	12.042997	13.689601	13.67%	134,216	2006
	11.808986	12.042997	1.98%	141,717	2005
	10.266792	11.808986	15.02%	158,141	2004
	8.015255	10.266792	28.09%	167,969	2003
	10.000000	8.015255	-19.85%	55,721	2002*

115

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	7.723627	9.100085	17.82%	10,476	2009
	13.303418	7.723627	-41.94%	11,969	2008
	12.960442	13.303418	2.65%	15,249	2007
	11.315756	12.960442	14.53%	24,026	2006
	11.049911	11.315756	2.41%	24,668	2005
	10.148088	11.049911	8.89%	29,624	2004
	7.841748	10.148088	29.41%	24,706	2003
	10.000000	7.841748	-21.58%	7,370	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	7.152471	9.600556	34.23%	11,174	2009
	12.140809	7.152471	-41.09%	14,253	2008
	10.916450	12.140809	11.22%	17,298	2007
	11.221960	10.916450	-2.72%	22,780	2006
	9.980490	11.221960	12.44%	27,524	2005
	9.409333	9.980490	6.07%	30,858	2004
	7.790587	9.409333	20.78%	33,030	2003
	10.000000	7.790587	-22.09%	10,930	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.650424	13.477943	39.66%	18,432	2009
	15.342380	9.650424	-37.10%	22,393	2008
	15.437496	15.342380	-0.62%	35,333	2007
	13.806879	15.437496	11.81%	39,829	2006
	13.225132	13.806879	4.40%	41,039	2005
	11.344786	13.225132	16.57%	61,154	2004
	8.224622	11.344786	37.94%	62,026	2003
	10.000000	8.224622	-17.75%	14,393	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	8.293139	9.562008	15.30%	41,652	2009
	12.978736	8.293139	-36.10%	45,293	2008
	13.316420	12.978736	-2.54%	75,290	2007
	11.643530	13.316420	14.37%	84,823	2006
	11.378546	11.643530	2.33%	101,692	2005
	10.324332	11.378546	10.21%	110,857	2004
	8.162862	10.324332	26.48%	113,229	2003
	10.000000	8.162862	-18.37%	39,194	2002*

116

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	9.565744	11.211857	17.21%	24,832	2009
	13.349371	9.565744	-28.34%	27,606	2008
	14.401964	13.349371	-7.31%	34,915	2007
	12.417268	14.401964	15.98%	39,885	2006
	12.095663	12.417268	2.66%	45,960	2005
	10.821232	12.095663	11.78%	48,814	2004
	8.580888	10.821232	26.11%	46,962	2003
	10.000000	8.580888	-14.19%	23,868	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.767674	11.618354	7.90%	16,539	2009
	11.176197	10.767674	-3.66%	14,246	2008
	10.427272	11.176197	7.18%	7,071	2007
	10.483909	10.427272	-0.54%	7,097	2006
	10.543412	10.483909	-0.56%	13,339	2005
	10.178146	10.543412	3.59%	10,400	2004
	10.000000	10.178146	1.78%	5,697	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	6.962883	9.096195	30.64%	1,688	2009
	10.872555	6.962883	-35.96%	1,688	2008
	10.332649	10.872555	5.23%	1,928	2007
	9.686031	10.332649	6.68%	1,928	2006
	9.572318	9.686031	1.19%	5,689	2005
	9.229468	9.572318	3.71%	14,637	2004
	7.496707	9.229468	23.11%	14,752	2003
	10.000000	7.496707	-25.03%	878	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	8.434308	10.092681	19.66%	21,735	2009
	12.259145	8.434308	-31.20%	21,641	2008
	11.720460	12.259145	4.60%	22,654	2007
	10.301492	11.720460	13.77%	22,724	2006
	10.105709	10.301492	1.94%	22,527	2005
	9.850014	10.105709	2.60%	22,443	2004
	8.326847	9.850014	18.29%	21,785	2003
	10.000000	8.326847	-16.73%	7,316	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	8.594710	9.530421	10.89%	8,714	2009
	12.482597	8.594710	-31.15%	9,054	2008
	11.630461	12.482597	7.33%	9,375	2007
	10.259989	11.630461	13.36%	9,379	2006
	10.304751	10.259989	-0.43%	5,462	2005
	9.827076	10.304751	4.86%	5,462	2004
	8.102923	9.827076	21.28%	13,176	2003
	10.000000	8.102923	-18.97%	197	2002*

117

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	9.740135	14.539798	49.28%	33,359	2009
	13.462229	9.740135	-27.65%	34,492	2008
	13.328023	13.462229	1.01%	79,085	2007
	12.312015	13.328023	8.25%	96,457	2006
	12.296087	12.312015	0.13%	104,238	2005
	11.401374	12.296087	7.85%	104,453	2004
	9.561965	11.401374	19.24%	116,891	2003
	10.000000	9.561965	-4.38%	8,288	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.302405	12.119075	17.63%	45,546	2009
	11.383159	10.302405	-9.49%	57,398	2008
	11.060137	11.383159	2.92%	76,272	2007
	10.870631	11.060137	1.74%	81,037	2006
	10.994650	10.870631	-1.13%	86,890	2005
	10.869642	10.994650	1.15%	106,275	2004
	10.630846	10.869642	2.25%	109,289	2003
	10.000000	10.630846	6.31%	38,232	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.756816	12.939817	32.62%	99,263	2009
	17.390943	9.756816	-43.90%	112,994	2008
	15.145364	17.390943	14.83%	123,093	2007
	13.882304	15.145364	9.10%	127,501	2006
	12.155575	13.882304	14.21%	122,221	2005
	10.781824	12.155575	12.74%	121,558	2004
	8.590655	10.781824	25.51%	97,137	2003
	10.000000	8.590655	-14.09%	26,192	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	7.607861	9.673851	27.16%	72,704	2009
	13.589414	7.607861	-44.02%	76,542	2008
	13.708111	13.589414	-0.87%	101,367	2007
	11.674636	13.708111	17.42%	156,684	2006
	11.295134	11.674636	3.36%	161,814	2005
	10.372211	11.295134	8.90%	169,703	2004
	8.147807	10.372211	27.30%	159,633	2003
	10.000000	8.147807	-18.52%	44,512	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.688956	8.379768	25.28%	35,728	2009
	12.967536	6.688956	-48.42%	43,147	2008
	10.458824	12.967536	23.99%	44,386	2007
	10.023770	10.458824	4.34%	46,286	2006
	9.704174	10.023770	3.29%	49,498	2005
	9.612209	9.704174	0.96%	50,307	2004
	7.407642	9.612209	29.76%	46,815	2003
	10.000000	7.407642	-25.92%	9,254	2002*

118

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	11.965086	16.370387	36.82%	54,497	2009
	20.237742	11.965086	-40.88%	64,483	2008
	17.924829	20.237742	12.90%	70,340	2007
	16.288052	17.924829	10.05%	75,557	2006
	14.096631	16.288052	15.55%	65,946	2005
	11.550829	14.096631	22.04%	81,425	2004
	8.533965	11.550829	35.35%	70,217	2003
	10.000000	8.533965	-14.66%	12,870	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.066561	12.437172	23.55%	50,038	2009
	18.344604	10.066561	-45.13%	61,880	2008
	16.009047	18.344604	14.59%	67,362	2007
	13.879171	16.009047	15.35%	67,849	2006
	11.938459	13.879171	16.26%	71,093	2005
	10.761298	11.938459	10.94%	81,401	2004
	7.686734	10.761298	40.00%	37,997	2003
	10.000000	7.686734	-23.13%	14,269	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	7.171741	11.033868	53.85%	23,615	2009
	15.038878	7.171741	-52.31%	25,388	2008
	14.570436	15.038878	3.22%	30,560	2007
	12.828478	14.570436	13.58%	30,743	2006
	12.792406	12.828478	0.28%	26,333	2005
	11.478248	12.792406	11.45%	31,159	2004
	7.450311	11.478248	54.06%	15,181	2003
	10.000000	7.450311	-25.50%	5,355	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	5.697558	8.240735	44.64%	0	2009
	12.101027	5.697558	-52.92%	46,972	2008
	12.195722	12.101027	-0.78%	62,771	2007
	11.029269	12.195722	10.58%	67,579	2006
	10.396618	11.029269	3.22%	72,176	2005
	9.987151	10.396618	4.10%	5,900	2004
	7.896677	9.987151	26.47%	5,883	2003
	10.000000	7.896677	-21.03%	5,002	2002*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.496792	10.421182	39.01%	463	2009
	14.484173	7.496792	-48.24%	125	2008
	13.384715	14.484173	8.21%	125	2007
	11.759388	13.384715	13.82%	279	2006
	10.992318	11.759388	6.98%	229	2005

119

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	7.739824	9.697593	25.29%	20,046	2009
	11.346542	7.739824	-31.79%	13,460	2008
	10.744710	11.346542	5.60%	13,375	2007
	10.000000	10.744710	7.45%	13,742	2006*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	5.422150	7.497975	38.28%	19,998	2009
	11.442330	5.422150	-52.61%	19,674	2008
	10.674069	11.442330	7.20%	22,806	2007
	10.657649	10.674069	0.15%	26,130	2006
	10.583195	10.657649	0.70%	31,929	2005
	9.451227	10.583195	11.98%	34,551	2004
	7.066726	9.451227	33.74%	34,348	2003
	10.000000	7.066726	-29.33%	22,049	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	6.806357	10.856200	59.50%	13,076	2009
	11.495792	6.806357	-40.79%	13,131	2008
	11.485280	11.495792	0.09%	13,952	2007
	10.387838	11.485280	10.56%	14,080	2006
	10.101746	10.387838	2.83%	15,747	2005
	9.715198	10.101746	3.98%	15,583	2004
	7.437071	9.715198	30.63%	20,070	2003
	10.000000	7.437071	-25.63%	2,688	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.695212	11.622595	19.88%	19,643	2009
	14.724838	9.695212	-34.16%	15,659	2008
	13.980746	14.724838	5.32%	15,050	2007
	11.849834	13.980746	17.98%	14,805	2006
	11.368094	11.849834	4.24%	13,651	2005
	10.112649	11.368094	12.41%	13,430	2004
	8.282982	10.112649	22.09%	14,550	2003
	10.000000	8.282982	-17.17%	10,756	2002*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.653074	9.600383	10.95%	24,864	2009
	10.209798	8.653074	-15.25%	25,940	2008
	9.954980	10.209798	2.56%	29,171	2007
	9.757891	9.954980	2.02%	29,372	2006
	9.824818	9.757891	-0.68%	30,768	2005
	9.957976	9.824818	-1.34%	30,481	2004
	10.000000	9.957976	-0.42%	24,306	2003*

120

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.938066	9.539643	20.18%	1,085	2009
	13.396903	7.938066	-40.75%	1,746	2008
	13.615795	13.396903	-1.61%	2,251	2007
	13.213153	13.615795	3.05%	2,762	2006
	13.115703	13.213153	0.74%	5,664	2005
	11.974739	13.115703	9.53%	6,037	2004
	9.780134	11.974739	22.44%	5,946	2003
	10.000000	9.780134	-2.20%	2,285	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.163823	10.504105	28.67%	3,012	2009
	13.771010	8.163823	-40.72%	3,012	2008
	13.072738	13.771010	5.34%	2,622	2007
	11.743204	13.072738	11.32%	2,622	2006
	11.224655	11.743204	4.62%	1,644	2005
	10.000000	11.224655	12.25%	451	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.375076	23.75%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.091263	7.843856	28.77%	0	2009
	10.000000	6.091263	-39.09%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.783754	10.401215	6.31%	1,826	2009
	10.000000	9.783754	-2.16%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.909007	19.014478	59.66%	3,226	2009
	28.870938	11.909007	-58.75%	3,608	2008
	20.277193	28.870938	42.38%	5,584	2007
	15.166512	20.277193	33.70%	3,877	2006
	11.692144	15.166512	29.72%	2,389	2005
	10.000000	11.692144	16.92%	1,582	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.034793	12.068305	0.28%	92,301	2009
	11.436888	12.034793	5.23%	121,371	2008
	10.928136	11.436888	4.66%	187,482	2007
	10.836893	10.928136	0.84%	180,639	2006
	10.745224	10.836893	0.85%	194,239	2005
	10.654825	10.745224	0.85%	227,973	2004
	10.694067	10.654825	-0.37%	254,592	2003
	10.000000	10.694067	6.94%	115,136	2002*

121

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.127916	11.367379	24.53%	13,521	2009
	14.763434	9.127916	-38.17%	14,167	2008
	14.233770	14.763434	3.72%	35,729	2007
	12.439821	14.233770	14.42%	28,532	2006
	11.772148	12.439821	5.67%	30,943	2005
	10.545460	11.772148	11.63%	34,781	2004
	8.168360	10.545460	29.10%	48,527	2003
	10.000000	8.168360	-18.32%	17,779	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.641051	11.363998	6.79%	46,291	2009
	11.565930	10.641051	-8.00%	29,095	2008
	11.212035	11.565930	3.16%	32,883	2007
	10.786946	11.212035	3.94%	35,808	2006
	10.665010	10.786946	1.14%	61,553	2005
	10.409473	10.665010	2.45%	79,997	2004
	9.853651	10.409473	5.64%	94,268	2003
	10.000000	9.853651	-1.46%	20,599	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.876294	11.519104	16.63%	210,040	2009
	13.135149	9.876294	-24.81%	245,788	2008
	12.699711	13.135149	3.43%	305,133	2007
	11.648839	12.699711	9.02%	321,386	2006
	11.294395	11.648839	3.14%	363,127	2005
	10.532259	11.294395	7.24%	370,513	2004
	8.961185	10.532259	17.53%	389,888	2003
	10.000000	8.961185	-10.39%	60,567	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.508317	11.579252	21.78%	147,022	2009
	14.156450	9.508317	-32.83%	156,930	2008
	13.623857	14.156450	3.91%	162,174	2007
	12.148749	13.623857	12.14%	174,992	2006
	11.588986	12.148749	4.83%	186,678	2005
	10.560445	11.588986	9.74%	146,534	2004
	8.517407	10.560445	23.99%	150,152	2003
	10.000000	8.517407	-14.83%	34,071	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.331947	11.587882	12.16%	111,235	2009
	12.422545	10.331947	-16.83%	115,389	2008
	11.988026	12.422545	3.62%	128,457	2007
	11.293234	11.988026	6.15%	114,589	2006
	11.039557	11.293234	2.30%	117,978	2005
	10.522984	11.039557	4.91%	130,860	2004
	9.453586	10.522984	11.31%	147,689	2003
	10.000000	9.453586	-5.46%	27,595	2002*

122

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.887553	10.663389	-2.06%	90,118	2009
	10.897300	10.887553	-0.09%	118,829	2008
	10.623206	10.897300	2.58%	98,634	2007
	10.380196	10.623206	2.34%	56,429	2006
	10.326717	10.380196	0.52%	75,391	2005
	10.463331	10.326717	-1.31%	78,051	2004
	10.621324	10.463331	-1.49%	165,079	2003
	10.719296	10.621324	-0.91%	36,133	2002*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.655312	12.974880	21.77%	13,059	2009
	13.159351	10.655312	-19.03%	19,877	2008
	12.848901	13.159351	2.42%	30,797	2007
	12.518094	12.848901	2.64%	32,102	2006
	12.513070	12.518094	0.04%	27,112	2005
	11.997543	12.513070	4.30%	34,711	2004
	10.930457	11.997543	9.76%	28,810	2003
	10.414287	10.930457	4.96%	2,318	2002*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.898878	10.013563	26.77%	6,768	2009
	15.068152	7.898878	-47.58%	6,768	2008
	14.988756	15.068152	0.53%	8,277	2007
	12.506971	14.988756	19.84%	7,686	2006
	11.426098	12.506971	9.46%	3,191	2005
	10.000000	11.426098	14.26%	1,725	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.270928	7.941252	26.64%	9,092	2009
	10.000000	6.270928	-37.29%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.259102	7.807353	24.74%	40,804	2009
	10.000000	6.259102	-37.41%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	6.207268	7.729018	24.52%	10,269	2009
	11.859927	6.207268	-47.66%	14,023	2008
	11.064541	11.859927	7.19%	19,227	2007
	10.973683	11.064541	0.83%	18,079	2006
	10.403566	10.973683	5.48%	21,235	2005
	9.390155	10.403566	10.79%	25,577	2004
	7.154448	9.390155	31.25%	28,197	2003
	10.000000	7.154448	-28.46%	10,919	2002*

123

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	8.621339	10.622939	23.22%	15,539	2009
	13.008384	8.621339	-33.72%	20,294	2008
	14.324600	13.008384	-9.19%	27,553	2007
	12.494802	14.324600	14.64%	29,073	2006
	12.416673	12.494802	0.63%	29,439	2005
	10.840451	12.416673	14.54%	28,458	2004
	7.077550	10.840451	53.17%	28,363	2003
	10.000000	7.077550	-29.22%	13,218	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	9.005306	11.851575	31.61%	15,920	2009
	14.922247	9.005306	-39.65%	19,496	2008
	14.960700	14.922247	-0.26%	25,285	2007
	13.673799	14.960700	9.41%	26,690	2006
	12.469104	13.673799	9.66%	26,589	2005
	10.722387	12.469104	16.29%	27,893	2004
	7.788869	10.722387	37.66%	29,384	2003
	10.000000	7.788869	-22.11%	10,332	2002*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	7.543548	9.272513	22.92%	2,120	2009
	13.197286	7.543548	-42.84%	3,888	2008
	12.495597	13.197286	5.62%	7,380	2007
	11.254638	12.495597	11.03%	7,850	2006
	10.739310	11.254638	4.80%	8,368	2005
	10.014832	10.739310	7.23%	9,692	2004
	8.039774	10.014832	24.57%	20,439	2003
	10.000000	8.039774	-19.60%	15,237	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.566771	7.130197	28.08%	50,558	2009
	10.000000	5.566771	-44.33%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.854703	28.55%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	6.697035	9.451230	41.13%	19,888	2009
	12.589757	6.697035	-46.81%	20,759	2008
	11.295782	12.589757	11.46%	32,070	2007
	10.714399	11.295782	5.43%	32,362	2006
	10.436106	10.714399	2.67%	45,329	2005
	9.998459	10.436106	4.38%	50,677	2004
	7.814562	9.998459	27.95%	53,626	2003
	10.000000	7.814562	-21.85%	35,276	2002*

124

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.981440	17.753846	36.76%	24,069	2009
	22.172529	12.981440	-41.45%	28,372	2008
	21.300790	22.172529	4.09%	32,903	2007
	18.486390	21.300790	15.22%	37,392	2006
	16.513972	18.486390	11.94%	37,534	2005
	14.151574	16.513972	16.69%	34,854	2004
	10.000000	14.151574	41.52%	31,802	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	9.707102	13.243189	36.43%	22,400	2009
	16.617879	9.707102	-41.59%	27,793	2008
	16.003135	16.617879	3.84%	45,165	2007
	13.927153	16.003135	14.91%	50,254	2006
	12.471483	13.927153	11.67%	57,742	2005
	10.715916	12.471483	16.38%	64,344	2004
	7.661661	10.715916	39.86%	72,715	2003
	10.000000	7.661661	-23.38%	40,650	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	11.781841	13.657796	15.92%	22,160	2009
	14.073152	11.781841	-16.28%	27,363	2008
	13.123098	14.073152	7.24%	30,637	2007
	12.499630	13.123098	4.99%	26,338	2006
	12.458163	12.499630	0.33%	36,316	2005
	11.735589	12.458163	6.16%	44,792	2004
	10.231592	11.735589	14.70%	52,234	2003
	10.000000	10.231592	2.32%	4,725	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	7.549815	9.460366	25.31%	47,100	2009
	12.565686	7.549815	-39.92%	55,618	2008
	12.325022	12.565686	1.95%	76,547	2007
	10.969685	12.325022	12.36%	86,175	2006
	10.595996	10.969685	3.53%	88,902	2005
	9.916349	10.595996	6.85%	107,213	2004
	8.010966	9.916349	23.78%	116,691	2003
	10.000000	8.010966	-19.89%	29,274	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.559941	10.237153	7.08%	0	2009
	10.905234	9.559941	-12.34%	1,020	2008
	10.587907	10.905234	3.00%	2,959	2007
	10.442533	10.587907	1.39%	3,918	2006
	10.262197	10.442533	1.76%	3,965	2005
	10.072087	10.262197	1.89%	0	2004
	10.000000	10.072087	0.72%	0	2003*

125

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares - Q/NQ	5.664663	9.186139	62.17%	14,464	2009
	11.371625	5.664663	-50.19%	20,654	2008
	9.959272	11.371625	14.18%	21,963	2007
	9.912167	9.959272	0.48%	28,311	2006
	9.405719	9.912167	5.38%	31,259	2005
	8.997670	9.405719	4.54%	29,222	2004
	7.234568	8.997670	24.37%	30,514	2003
	10.000000	7.234568	-27.65%	11,276	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	8.206265	10.316169	25.71%	89,834	2009
	13.057412	8.206265	-37.15%	107,631	2008
	13.657038	13.057412	-4.39%	165,984	2007
	12.020473	13.657038	13.61%	186,150	2006
	11.792891	12.020473	1.93%	193,868	2005
	10.258038	11.792891	14.96%	195,987	2004
	8.012517	10.258038	28.03%	174,095	2003
	10.000000	8.012517	-19.87%	78,867	2002*

126

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	7.697358	9.064499	17.76%	1,707	2009
	13.264966	7.697358	-41.97%	1,707	2008
	12.929611	13.264966	2.59%	1,707	2007
	11.294589	12.929611	14.48%	1,707	2006
	11.034867	11.294589	2.35%	1,707	2005
	10.139444	11.034867	8.83%	1,707	2004
	7.839063	10.139444	29.35%	1,707	2003
	10.000000	7.839063	-21.61%	454	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	7.128132	9.562996	34.16%	589	2009
	12.105688	7.128132	-41.12%	0	2008
	10.890468	12.105688	11.16%	0	2007
	11.200961	10.890468	-2.77%	0	2006
	9.966885	11.200961	12.38%	0	2005
	9.401321	9.966885	6.02%	0	2004
	7.787917	9.401321	20.72%	0	2003
	10.000000	7.787917	-22.12%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.617617	13.425261	39.59%	0	2009
	15.298059	9.617617	-37.13%	0	2008
	15.400811	15.298059	-0.67%	1,202	2007
	13.781080	15.400811	11.75%	15,599	2006
	13.207140	13.781080	4.35%	7,102	2005
	11.335140	13.207140	16.52%	8,353	2004
	8.221811	11.335140	37.87%	8,362	2003
	10.000000	8.221811	-17.78%	1,611	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	8.264918	9.524591	15.24%	1,578	2009
	12.941196	8.264918	-36.13%	1,578	2008
	13.284729	12.941196	-2.59%	1,578	2007
	11.621727	13.284729	14.31%	1,578	2006
	11.363031	11.621727	2.28%	1,578	2005
	10.315523	11.363031	10.15%	1,578	2004
	8.160070	10.315523	26.41%	1,578	2003
	10.000000	8.160070	-18.40%	0	2002*

127

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	9.533192	11.167999	17.15%	2,598	2009
	13.310763	9.533192	-28.38%	2,598	2008
	14.367699	13.310763	-7.36%	5,173	2007
	12.394031	14.367699	15.92%	5,164	2006
	12.079178	12.394031	2.61%	6,735	2005
	10.812011	12.079178	11.72%	6,816	2004
	8.577952	10.812011	26.04%	6,528	2003
	10.000000	8.577952	-14.22%	3,019	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.736525	11.578828	7.85%	10,984	2009
	11.149561	10.736525	-3.70%	9,828	2008
	10.407763	11.149561	7.13%	0	2007
	10.469628	10.407763	-0.59%	0	2006
	10.534412	10.469628	-0.61%	2,927	2005
	10.174656	10.534412	3.54%	0	2004
	10.000000	10.174656	1.75%	0	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	6.939167	9.060587	30.57%	0	2009
	10.841083	6.939167	-35.99%	0	2008
	10.308038	10.841083	5.17%	0	2007
	9.667890	10.308038	6.62%	659	2006
	9.559267	9.667890	1.14%	659	2005
	9.221596	9.559267	3.66%	659	2004
	7.494141	9.221596	23.05%	659	2003
	10.000000	7.494141	-25.06%	659	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	8.405615	10.053226	19.60%	0	2009
	12.223690	8.405615	-31.24%	0	2008
	11.692583	12.223690	4.54%	0	2007
	10.282223	11.692583	13.72%	0	2006
	10.091938	10.282223	1.89%	0	2005
	9.841621	10.091938	2.54%	666	2004
	8.323994	9.841621	18.23%	521	2003
	10.000000	8.323994	-16.76%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	8.565483	9.493145	10.83%	343	2009
	12.446513	8.565483	-31.18%	343	2008
	11.602794	12.446513	7.27%	343	2007
	10.240784	11.602794	13.30%	263	2006
	10.290702	10.240784	-0.49%	0	2005
	9.818699	10.290702	4.81%	0	2004
	8.100155	9.818699	21.22%	0	2003
	10.000000	8.100155	-19.00%	0	2002*

128

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	9.707020	14.482969	49.20%	5,578	2009
	13.423310	9.707020	-27.69%	1,512	2008
	13.296306	13.423310	0.96%	6,919	2007
	12.288979	13.296306	8.20%	8,596	2006
	12.279340	12.288979	0.08%	20,021	2005
	11.391667	12.279340	7.79%	17,616	2004
	9.558703	11.391667	19.18%	15,633	2003
	10.000000	9.558703	-4.41%	5,571	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.267356	12.071689	17.57%	2,844	2009
	11.350232	10.267356	-9.54%	1,081	2008
	11.033818	11.350232	2.87%	1,081	2007
	10.850276	11.033818	1.69%	2,805	2006
	10.979659	10.850276	-1.18%	11,746	2005
	10.860369	10.979659	1.10%	11,965	2004
	10.627205	10.860369	2.19%	14,046	2003
	10.000000	10.627205	6.27%	5,503	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.723625	12.889221	32.56%	1,637	2009
	17.340673	9.723625	-43.93%	1,557	2008
	15.109337	17.340673	14.77%	5,856	2007
	13.856343	15.109337	9.04%	5,344	2006
	12.139031	13.856343	14.15%	4,637	2005
	10.772650	12.139031	12.68%	4,081	2004
	8.587714	10.772650	25.44%	3,742	2003
	10.000000	8.587714	-14.12%	2,447	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	7.581975	9.636008	27.09%	0	2009
	13.550112	7.581975	-44.04%	0	2008
	13.675478	13.550112	-0.92%	2,248	2007
	11.652773	13.675478	17.36%	2,529	2006
	11.279731	11.652773	3.31%	3,491	2005
	10.363360	11.279731	8.84%	3,806	2004
	8.145012	10.363360	27.24%	3,826	2003
	10.000000	8.145012	-18.55%	844	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.666204	8.347014	25.21%	0	2009
	12.930063	6.666204	-48.44%	507	2008
	10.433955	12.930063	23.92%	507	2007
	10.005039	10.433955	4.29%	384	2006
	9.690969	10.005039	3.24%	216	2005
	9.604032	9.690969	0.91%	1,098	2004
	7.405111	9.604032	29.69%	0	2003
	10.000000	7.405111	-25.95%	0	2002*

129

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	11.924352	16.306343	36.75%	283	2009
	20.179187	11.924352	-40.91%	559	2008
	17.882154	20.179187	12.85%	3,759	2007
	16.257556	17.882154	9.99%	2,341	2006
	14.077402	16.257556	15.49%	3,647	2005
	11.540962	14.077402	21.98%	2,543	2004
	8.531037	11.540962	35.28%	2,543	2003
	10.000000	8.531037	-14.69%	1,988	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.032314	12.388529	23.49%	0	2009
	18.291575	10.032314	-45.15%	288	2008
	15.970968	18.291575	14.53%	2,281	2007
	13.853200	15.970968	15.29%	2,550	2006
	11.922189	13.853200	16.20%	1,566	2005
	10.752130	11.922189	10.88%	1,676	2004
	7.684104	10.752130	39.93%	2,554	2003
	10.000000	7.684104	-23.16%	619	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	7.147359	10.990735	53.77%	0	2009
	14.995434	7.147359	-52.34%	0	2008
	14.535813	14.995434	3.16%	1,776	2007
	12.804504	14.535813	13.52%	2,490	2006
	12.775007	12.804504	0.23%	4,181	2005
	11.468492	12.775007	11.39%	5,116	2004
	7.447769	11.468492	53.99%	5,109	2003
	10.000000	7.447769	-25.52%	2,167	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.025968	8.299284	18.12%	2,737	2009
	12.515588	7.025968	-43.86%	2,737	2008
	11.448819	12.515588	9.32%	2,737	2007
	11.031421	11.448819	3.78%	2,737	2006
	10.382442	11.031421	6.25%	2,737	2005
	9.978630	10.382442	4.05%	2,737	2004
	7.893969	9.978630	26.41%	2,737	2003
	10.000000	7.893969	-21.06%	0	2002*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.478960	10.391093	38.94%	543	2009
	14.457127	7.478960	-48.27%	0	2008
	13.366585	14.457127	8.16%	2,396	2007
	11.749438	13.366585	13.76%	1,448	2006
	10.988598	11.749438	6.92%	249	2005

130

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	7.729246	9.679404	25.23%	572	2009
	11.336843	7.729246	-31.82%	572	2008
	10.741032	11.336843	5.55%	572	2007
	10.000000	10.741032	7.41%	572	2006*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	5.403695	7.468647	38.21%	0	2009
	11.409248	5.403695	-52.64%	0	2008
	10.648669	11.409248	7.14%	0	2007
	10.637710	10.648669	0.10%	628	2006
	10.568770	10.637710	0.65%	437	2005
	9.443166	10.568770	11.92%	2,539	2004
	7.064298	9.443166	33.67%	437	2003
	10.000000	7.064298	-29.36%	430	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	6.783195	10.813736	59.42%	497	2009
	11.462557	6.783195	-40.82%	0	2008
	11.457953	11.462557	0.04%	0	2007
	10.368408	11.457953	10.51%	106	2006
	10.087984	10.368408	2.78%	0	2005
	9.706922	10.087984	3.93%	2,339	2004
	7.434528	9.706922	30.57%	2,289	2003
	10.000000	7.434528	-25.65%	0	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.662266	11.577186	19.82%	7,790	2009
	14.682307	9.662266	-34.19%	7,854	2008
	13.947521	14.682307	5.27%	7,359	2007
	11.827697	13.947521	17.92%	7,126	2006
	11.352641	11.827697	4.18%	9,497	2005
	10.104053	11.352641	12.36%	8,810	2004
	8.280156	10.104053	22.03%	8,810	2003
	10.000000	8.280156	-17.20%	821	2002*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.628043	9.567726	10.89%	738	2009
	10.185461	8.628043	-15.29%	738	2008
	9.936362	10.185461	2.51%	0	2007
	9.744611	9.936362	1.97%	0	2006
	9.816451	9.744611	-0.73%	0	2005
	9.954572	9.816451	-1.39%	0	2004
	10.000000	9.954572	-0.45%	0	2003*

131

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.911059	9.502336	20.11%	1,169	2009
	13.358178	7.911059	-40.78%	1,169	2008
	13.583429	13.358178	-1.66%	1,169	2007
	13.188462	13.583429	2.99%	1,169	2006
	13.097863	13.188462	0.69%	1,169	2005
	11.964550	13.097863	9.47%	1,169	2004
	9.776798	11.964550	22.38%	1,169	2003
	10.000000	9.776798	-2.23%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.144398	10.473749	28.60%	0	2009
	13.745280	8.144398	-40.75%	0	2008
	13.055015	13.745280	5.29%	0	2007
	11.733259	13.055015	11.27%	0	2006
	11.220861	11.733259	4.57%	720	2005
	10.000000	11.220861	12.21%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.370863	23.71%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.089184	7.837169	28.71%	0	2009
	10.000000	6.089184	-39.11%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.780422	10.392365	6.26%	1,281	2009
	10.000000	9.780422	-2.20%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.880662	18.959530	59.58%	705	2009
	28.817018	11.880662	-58.77%	579	2008
	20.249698	28.817018	42.31%	1,696	2007
	15.153663	20.249698	33.63%	1,747	2006
	11.688190	15.153663	29.65%	1,223	2005
	10.000000	11.688190	16.88%	2,229	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	11.993864	12.021123	0.23%	879	2009
	11.403811	11.993864	5.17%	879	2008
	10.902124	11.403811	4.60%	2,236	2007
	10.816598	10.902124	0.79%	3,663	2006
	10.730574	10.816598	0.80%	5,637	2005
	10.645737	10.730574	0.80%	5,698	2004
	10.690409	10.645737	-0.42%	6,684	2003
	10.000000	10.690409	6.90%	5,052	2002*

132

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.095650	11.321413	24.47%	3,132	2009
	14.718787	9.095650	-38.20%	3,132	2008
	14.198005	14.718787	3.67%	6,062	2007
	12.414889	14.198005	14.36%	6,062	2006
	11.754545	12.414889	5.62%	6,062	2005
	10.535072	11.754545	11.58%	6,062	2004
	8.164471	10.535072	29.04%	2,930	2003
	10.000000	8.164471	-18.36%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.603430	11.318042	6.74%	0	2009
	11.530938	10.603430	-8.04%	0	2008
	11.183860	11.530938	3.10%	15,126	2007
	10.765318	11.183860	3.89%	15,126	2006
	10.649052	10.765318	1.09%	15,126	2005
	10.399210	10.649052	2.40%	15,126	2004
	9.848954	10.399210	5.59%	5,850	2003
	10.000000	9.848954	-1.51%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.841353	11.472481	16.57%	26,205	2009
	13.095364	9.841353	-24.85%	31,600	2008
	12.667750	13.095364	3.38%	36,399	2007
	11.625445	12.667750	8.97%	51,480	2006
	11.277457	11.625445	3.09%	54,108	2005
	10.521843	11.277457	7.18%	59,724	2004
	8.956898	10.521843	17.47%	53,083	2003
	10.000000	8.956898	-10.43%	35,153	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.474674	11.532390	21.72%	25,567	2009
	14.113594	9.474674	-32.87%	25,569	2008
	13.589597	14.113594	3.86%	36,063	2007
	12.124375	13.589597	12.08%	59,081	2006
	11.571630	12.124375	4.78%	59,514	2005
	10.550021	11.571630	9.68%	60,535	2004
	8.513348	10.550021	23.92%	62,162	2003
	10.000000	8.513348	-14.87%	21,275	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.295423	11.541012	12.10%	21,235	2009
	12.384961	10.295423	-16.87%	21,871	2008
	11.957904	12.384961	3.57%	30,153	2007
	11.270594	11.957904	6.10%	33,846	2006
	11.023031	11.270594	2.25%	33,874	2005
	10.512612	11.023031	4.86%	33,156	2004
	9.449094	10.512612	11.26%	33,336	2003
	10.000000	9.449094	-5.51%	5,735	2002*

133

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.833890	10.605413	-2.11%	51,012	2009
	10.849130	10.833890	-0.14%	65,887	2008
	10.581681	10.849130	2.53%	50,517	2007
	10.344890	10.581681	2.29%	275	2006
	10.296837	10.344890	0.47%	2,478	2005
	10.438388	10.296837	-1.36%	2,478	2004
	10.601417	10.438388	-1.54%	8,932	2003
	10.704673	10.601417	-0.96%	19,758	2002*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.602815	12.904361	21.71%	0	2009
	13.101219	10.602815	-19.07%	0	2008
	12.798707	13.101219	2.36%	0	2007
	12.475539	12.798707	2.59%	0	2006
	12.476882	12.475539	-0.01%	0	2005
	11.968967	12.476882	4.24%	0	2004
	10.909995	11.968967	9.71%	0	2003
	10.400105	10.909995	4.90%	1,301	2002*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.880097	9.984650	26.71%	0	2009
	15.040018	7.880097	-47.61%	0	2008
	14.968461	15.040018	0.48%	2,463	2007
	12.496392	14.968461	19.78%	2,004	2006
	11.422247	12.496392	9.40%	448	2005
	10.000000	11.422247	14.22%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.268781	7.934473	26.57%	0	2009
	10.000000	6.268781	-37.31%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.256962	7.800703	24.67%	3,204	2009
	10.000000	6.256962	-37.43%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	6.186152	7.698789	24.45%	0	2009
	11.825635	6.186152	-47.69%	0	2008
	11.038221	11.825635	7.13%	0	2007
	10.953165	11.038221	0.78%	707	2006
	10.389395	10.953165	5.43%	707	2005
	9.382149	10.389395	10.74%	1,694	2004
	7.151998	9.382149	31.18%	707	2003
	10.000000	7.151998	-28.48%	707	2002*

134

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	8.592002	10.581383	23.15%	0	2009
	12.970757	8.592002	-33.76%	0	2008
	14.290507	12.970757	-9.24%	1,135	2007
	12.471410	14.290507	14.59%	3,557	2006
	12.399737	12.471410	0.58%	3,846	2005
	10.831199	12.399737	14.48%	4,884	2004
	7.075123	10.831199	53.09%	3,883	2003
	10.000000	7.075123	-29.25%	730	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	8.974677	11.805238	31.54%	1,973	2009
	14.879109	8.974677	-39.68%	2,004	2008
	14.925125	14.879109	-0.31%	2,614	2007
	13.648230	14.925125	9.36%	1,117	2006
	12.452130	13.648230	9.61%	921	2005
	10.713255	12.452130	16.23%	1,871	2004
	7.786208	10.713255	37.59%	1,882	2003
	10.000000	7.786208	-22.14%	0	2002*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	7.517871	9.236231	22.86%	0	2009
	13.159105	7.517871	-42.87%	0	2008
	12.465854	13.159105	5.56%	0	2007
	11.233572	12.465854	10.97%	0	2006
	10.724667	11.233572	4.75%	0	2005
	10.006291	10.724667	7.18%	0	2004
	8.037019	10.006291	24.50%	0	2003
	10.000000	8.037019	-19.63%	0	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.564864	7.124114	28.02%	391	2009
	10.000000	5.564864	-44.35%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.850326	28.50%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	6.674246	9.414257	41.05%	988	2009
	12.553351	6.674246	-46.83%	988	2008
	11.268901	12.553351	11.40%	1,976	2007
	10.694346	11.268901	5.37%	3,589	2006
	10.421878	10.694346	2.61%	6,199	2005
	9.989929	10.421878	4.32%	5,899	2004
	7.811891	9.989929	27.88%	5,899	2003
	10.000000	7.811891	-21.88%	4,704	2002*

135

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.943896	17.693441	36.69%	2,074	2009
	22.119728	12.943896	-41.48%	1,704	2008
	21.260992	22.119728	4.04%	4,443	2007
	18.461250	21.260992	15.17%	3,102	2006
	16.499905	18.461250	11.89%	3,407	2005
	14.146751	16.499905	16.63%	3,159	2004
	10.000000	14.146751	41.47%	1,890	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	9.674115	13.191444	36.36%	3,101	2009
	16.569880	9.674115	-41.62%	3,101	2008
	15.965111	16.569880	3.79%	3,101	2007
	13.901151	15.965111	14.85%	4,373	2006
	12.454533	13.901151	11.62%	4,373	2005
	10.706812	12.454533	16.32%	4,373	2004
	7.659046	10.706812	39.79%	4,482	2003
	10.000000	7.659046	-23.41%	1,272	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	11.741776	13.604397	15.86%	1,285	2009
	14.032457	11.741776	-16.32%	730	2008
	13.091876	14.032457	7.18%	4,192	2007
	12.476248	13.091876	4.93%	3,111	2006
	12.441202	12.476248	0.28%	4,754	2005
	11.725595	12.441202	6.10%	5,209	2004
	10.228100	11.725595	14.64%	6,581	2003
	10.000000	10.228100	2.28%	3,118	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	7.524124	9.423355	25.24%	0	2009
	12.529350	7.524124	-39.95%	0	2008
	12.295691	12.529350	1.90%	733	2007
	10.949156	12.295691	12.30%	1,621	2006
	10.581559	10.949156	3.47%	4,535	2005
	9.907898	10.581559	6.80%	4,249	2004
	8.008223	9.907898	23.72%	4,220	2003
	10.000000	8.008223	-19.92%	1,578	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.532302	10.202356	7.03%	0	2009
	10.879266	9.532302	-12.38%	0	2008
	10.568123	10.879266	2.94%	0	2007
	10.428329	10.568123	1.34%	0	2006
	10.253466	10.428329	1.71%	0	2005
	10.068654	10.253466	1.84%	0	2004
	10.000000	10.068654	0.69%	0	2003*

136

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares - Q/NQ	5.645393	9.150214	62.08%	3,572	2009
	11.338751	5.645393	-50.21%	2,940	2008
	9.935577	11.338751	14.12%	2,940	2007
	9.893627	9.935577	0.42%	2,940	2006
	9.392909	9.893627	5.33%	3,122	2005
	8.990005	9.392909	4.48%	2,940	2004
	7.232100	8.990005	24.31%	2,940	2003
	10.000000	7.232100	-27.68%	0	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	8.178340	10.275813	25.65%	10,140	2009
	13.019660	8.178340	-37.18%	10,541	2008
	13.624553	13.019660	-4.44%	14,362	2007
	11.997994	13.624553	13.56%	16,740	2006
	11.776840	11.997994	1.88%	21,132	2005
	10.249304	11.776840	14.90%	23,088	2004
	8.009776	10.249304	27.96%	23,088	2003
	10.000000	8.009776	-19.90%	6,858	2002*

137

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	7.671176	9.029062	17.70%	15,860	2009
	13.226620	7.671176	-42.00%	15,727	2008
	12.898852	13.226620	2.54%	21,978	2007
	11.273462	12.898852	14.42%	24,235	2006
	11.019830	11.273462	2.30%	24,361	2005
	10.130798	11.019830	8.78%	25,230	2004
	7.836368	10.130798	29.28%	22,317	2003
	10.000000	7.836368	-21.64%	8,091	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	7.103855	9.525562	34.09%	6,825	2009
	12.070652	7.103855	-41.15%	6,153	2008
	10.864535	12.070652	11.10%	7,902	2007
	11.179991	10.864535	-2.82%	7,972	2006
	9.953290	11.179991	12.32%	10,530	2005
	9.393301	9.953290	5.96%	10,532	2004
	7.785253	9.393301	20.66%	10,408	2003
	10.000000	7.785253	-22.15%	2,852	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.584868	13.372697	39.52%	15,104	2009
	15.253782	9.584868	-37.16%	18,373	2008
	15.364130	15.253782	-0.72%	19,232	2007
	13.755264	15.364130	11.70%	24,520	2006
	13.189124	13.755264	4.29%	26,302	2005
	11.325471	13.189124	16.46%	28,183	2004
	8.219004	11.325471	37.80%	26,562	2003
	10.000000	8.219004	-17.81%	7,207	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	8.236806	9.487349	15.18%	23,685	2009
	12.903778	8.236806	-36.17%	23,001	2008
	13.253133	12.903778	-2.64%	34,071	2007
	11.599994	13.253133	14.25%	36,042	2006
	11.347561	11.599994	2.22%	39,133	2005
	10.306740	11.347561	10.10%	41,093	2004
	8.157272	10.306740	26.35%	40,776	2003
	10.000000	8.157272	-18.43%	34,835	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	9.500762	11.124324	17.09%	13,071	2009
	13.272280	9.500762	-28.42%	16,906	2008
	14.333525	13.272280	-7.40%	24,437	2007
	12.370855	14.333525	15.87%	31,293	2006
	12.062730	12.370855	2.55%	31,873	2005
	10.802795	12.062730	11.66%	37,533	2004
	8.575017	10.802795	25.98%	40,135	2003
	10.000000	8.575017	-14.25%	19,017	2002*

138

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.705445	11.539410	7.79%	12,514	2009
	11.122971	10.705445	-3.75%	21,177	2008
	10.388282	11.122971	7.07%	22,581	2007
	10.455359	10.388282	-0.64%	14,959	2006
	10.525419	10.455359	-0.67%	16,438	2005
	10.171166	10.525419	3.48%	7,869	2004
	10.000000	10.171166	1.71%	5,144	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	6.915568	9.025156	30.50%	0	2009
	10.809748	6.915568	-36.02%	0	2008
	10.283523	10.809748	5.12%	145	2007
	9.649810	10.283523	6.57%	145	2006
	9.546250	9.649810	1.08%	344	2005
	9.213738	9.546250	3.61%	344	2004
	7.491578	9.213738	22.99%	306	2003
	10.000000	7.491578	-25.08%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	8.377018	10.013896	19.54%	6,538	2009
	12.188344	8.377018	-31.27%	10,349	2008
	11.664755	12.188344	4.49%	10,783	2007
	10.262990	11.664755	13.66%	17,398	2006
	10.078198	10.262990	1.83%	26,531	2005
	9.833241	10.078198	2.49%	28,699	2004
	8.321157	9.833241	18.17%	27,542	2003
	10.000000	8.321157	-16.79%	12,696	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	8.536330	9.456016	10.77%	4,595	2009
	12.410498	8.536330	-31.22%	6,399	2008
	11.575171	12.410498	7.22%	7,729	2007
	10.221624	11.575171	13.24%	9,176	2006
	10.276692	10.221624	-0.54%	9,692	2005
	9.810334	10.276692	4.75%	18,242	2004
	8.097385	9.810334	21.15%	16,125	2003
	10.000000	8.097385	-19.03%	10,868	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	9.673984	14.426312	49.12%	6,887	2009
	13.384489	9.673984	-27.72%	9,104	2008
	13.264676	13.384489	0.90%	12,739	2007
	12.265988	13.264676	8.14%	19,938	2006
	12.262614	12.265988	0.03%	23,749	2005
	11.381963	12.262614	7.74%	25,132	2004
	9.555433	11.381963	19.12%	24,262	2003
	10.000000	9.555433	-4.45%	9,104	2002*

139

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.232421	12.024476	17.51%	22,387	2009
	11.317397	10.232421	-9.59%	24,290	2008
	11.007547	11.317397	2.81%	42,396	2007
	10.829959	11.007547	1.64%	65,782	2006
	10.964691	10.829959	-1.23%	73,278	2005
	10.851113	10.964691	1.05%	75,009	2004
	10.623577	10.851113	2.14%	80,316	2003
	10.000000	10.623577	6.24%	19,313	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.690538	12.838786	32.49%	76,466	2009
	17.290527	9.690538	-43.95%	78,942	2008
	15.073381	17.290527	14.71%	87,675	2007
	13.830414	15.073381	8.99%	81,619	2006
	12.122484	13.830414	14.09%	98,203	2005
	10.763461	12.122484	12.63%	86,560	2004
	8.584775	10.763461	25.38%	84,764	2003
	10.000000	8.584775	-14.15%	32,481	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	7.556179	9.598302	27.03%	59,164	2009
	13.510945	7.556179	-44.07%	65,173	2008
	13.642964	13.510945	-0.97%	71,688	2007
	11.630994	13.642964	17.30%	76,131	2006
	11.264373	11.630994	3.25%	77,154	2005
	10.354539	11.264373	8.79%	85,637	2004
	8.142232	10.354539	27.17%	79,318	2003
	10.000000	8.142232	-18.58%	18,683	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.643501	8.314325	25.15%	37,836	2009
	12.892643	6.643501	-48.47%	51,239	2008
	10.409098	12.892643	23.86%	44,603	2007
	9.986286	10.409098	4.23%	48,908	2006
	9.677731	9.986286	3.19%	45,776	2005
	9.595821	9.677731	0.85%	43,113	2004
	7.402571	9.595821	29.63%	52,196	2003
	10.000000	7.402571	-25.97%	9,819	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	11.883802	16.242577	36.68%	27,554	2009
	20.120865	11.883802	-40.94%	34,178	2008
	17.839639	20.120865	12.79%	41,914	2007
	16.227176	17.839639	9.94%	42,805	2006
	14.058247	16.227176	15.43%	48,715	2005
	11.531137	14.058247	21.92%	49,284	2004
	8.528123	11.531137	35.21%	43,603	2003
	10.000000	8.528123	-14.72%	18,586	2002*

140

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.998172	12.340043	23.42%	28,825	2009
	18.238656	9.998172	-45.18%	32,278	2008
	15.932941	18.238656	14.47%	48,617	2007
	13.827260	15.932941	15.23%	48,532	2006
	11.905925	13.827260	16.14%	52,970	2005
	10.742951	11.905925	10.83%	54,832	2004
	7.681468	10.742951	39.86%	53,763	2003
	10.000000	7.681468	-23.19%	19,972	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	7.123023	10.947724	53.69%	6,476	2009
	14.952059	7.123023	-52.36%	7,675	2008
	14.501211	14.952059	3.11%	9,127	2007
	12.780543	14.501211	13.46%	8,353	2006
	12.757597	12.780543	0.18%	8,468	2005
	11.458711	12.757597	11.34%	12,173	2004
	7.445212	11.458711	53.91%	11,084	2003
	10.000000	7.445212	-25.55%	7,274	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.002069	8.266832	18.06%	14,720	2009
	12.479402	7.002069	-43.89%	14,720	2008
	11.421586	12.479402	9.26%	15,605	2007
	11.010792	11.421586	3.73%	15,441	2006
	10.368306	11.010792	6.20%	16,121	2005
	9.970137	10.368306	3.99%	17,498	2004
	7.891275	9.970137	26.34%	16,610	2003
	10.000000	7.891275	-21.09%	5,362	2002*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.461133	10.361024	38.87%	2,803	2009
	14.430073	7.461133	-48.29%	910	2008
	13.348441	14.430073	8.10%	1,819	2007
	11.739472	13.348441	13.71%	1,424	2006
	10.984884	11.739472	6.87%	507	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	7.718664	9.661209	25.17%	401	2009
	11.327126	7.718664	-31.86%	4,411	2008
	10.737346	11.327126	5.49%	4,696	2007
	10.000000	10.737346	7.37%	4,952	2006*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	5.385292	7.439401	38.14%	8,000	2009
	11.376222	5.385292	-52.66%	8,011	2008
	10.623297	11.376222	7.09%	8,349	2007
	10.617784	10.623297	0.05%	14,199	2006
	10.554359	10.617784	0.60%	15,654	2005
	9.435109	10.554359	11.86%	19,043	2004
	7.061880	9.435109	33.61%	18,677	2003
	10.000000	7.061880	-29.38%	6,800	2002*

141

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	6.760102	10.771407	59.34%	11,922	2009
	11.429387	6.760102	-40.85%	6,055	2008
	11.430678	11.429387	-0.01%	6,917	2007
	10.348998	11.430678	10.45%	8,582	2006
	10.074228	10.348998	2.73%	13,124	2005
	9.698648	10.074228	3.87%	14,804	2004
	7.431983	9.698648	30.50%	16,378	2003
	10.000000	7.431983	-25.68%	9,601	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.629397	11.531909	19.76%	29,954	2009
	14.639860	9.629397	-34.22%	32,949	2008
	13.914350	14.639860	5.21%	35,213	2007
	11.805572	13.914350	17.86%	22,360	2006
	11.337181	11.805572	4.13%	20,105	2005
	10.095440	11.337181	12.30%	24,020	2004
	8.277320	10.095440	21.97%	24,952	2003
	10.000000	8.277320	-17.23%	4,789	2002*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.603081	9.535164	10.83%	5,041	2009
	10.161177	8.603081	-15.33%	4,472	2008
	9.917761	10.161177	2.45%	4,941	2007
	9.731335	9.917761	1.92%	6,988	2006
	9.808073	9.731335	-0.78%	5,656	2005
	9.951175	9.808073	-1.44%	6,351	2004
	10.000000	9.951175	-0.49%	1,653	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.884137	9.465140	20.05%	2,563	2009
	13.319541	7.884137	-40.81%	2,563	2008
	13.551102	13.319541	-1.71%	5,526	2007
	13.163790	13.551102	2.94%	6,726	2006
	13.080028	13.163790	0.64%	8,575	2005
	11.954360	13.080028	9.42%	9,176	2004
	9.773460	11.954360	22.31%	9,796	2003
	10.000000	9.773460	-2.27%	4,787	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.125014	10.443480	28.53%	0	2009
	13.719597	8.125014	-40.78%	0	2008
	13.037326	13.719597	5.23%	0	2007
	11.723327	13.037326	11.21%	0	2006
	11.217069	11.723327	4.51%	0	2005
	10.000000	11.217069	12.17%	154	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.366653	23.67%	0	2009*

142

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.087100	7.830477	28.64%	0	2009
	10.000000	6.087100	-39.13%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.777090	10.383519	6.20%	2,953	2009
	10.000000	9.777090	-2.23%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.852392	18.904761	59.50%	11,341	2009
	28.763191	11.852392	-58.79%	9,205	2008
	20.222258	28.763191	42.24%	10,733	2007
	15.140838	20.222258	33.56%	9,906	2006
	11.684242	15.140838	29.58%	8,770	2005
	10.000000	11.684242	16.84%	1,772	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	11.953045	11.974089	0.18%	71,973	2009
	11.370824	11.953045	5.12%	76,128	2008
	10.876182	11.370824	4.55%	84,896	2007
	10.796362	10.876182	0.74%	95,463	2006
	10.715953	10.796362	0.75%	106,632	2005
	10.636661	10.715953	0.75%	107,235	2004
	10.686757	10.636661	-0.47%	128,011	2003
	10.000000	10.686757	6.87%	53,718	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.063460	11.275573	24.41%	31,505	2009
	14.674212	9.063460	-38.24%	31,505	2008
	14.162292	14.674212	3.61%	35,613	2007
	12.389980	14.162292	14.30%	42,292	2006
	11.736943	12.389980	5.56%	46,424	2005
	10.524667	11.736943	11.52%	65,682	2004
	8.160577	10.524667	28.97%	45,921	2003
	10.000000	8.160577	-18.39%	17,097	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.565944	11.272269	6.68%	21,807	2009
	11.496047	10.565944	-8.09%	19,043	2008
	11.155745	11.496047	3.05%	28,647	2007
	10.743737	11.155745	3.83%	31,531	2006
	10.633118	10.743737	1.04%	33,380	2005
	10.388956	10.633118	2.35%	35,311	2004
	9.844280	10.388956	5.53%	38,879	2003
	10.000000	9.844280	-1.56%	36,403	2002*

143

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.806543	11.426058	16.51%	168,148	2009
	13.055741	9.806543	-24.89%	235,193	2008
	12.635905	13.055741	3.32%	302,420	2007
	11.602141	12.635905	8.91%	277,890	2006
	11.260586	11.602141	3.03%	254,878	2005
	10.511469	11.260586	7.13%	291,561	2004
	8.952638	10.511469	17.41%	280,231	2003
	10.000000	8.952638	-10.47%	82,019	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.441190	11.485760	21.66%	143,248	2009
	14.070907	9.441190	-32.90%	151,867	2008
	13.555454	14.070907	3.80%	149,390	2007
	12.100071	13.555454	12.03%	170,719	2006
	11.554315	12.100071	4.72%	169,870	2005
	10.539613	11.554315	9.63%	185,981	2004
	8.509285	10.539613	23.86%	235,385	2003
	10.000000	8.509285	-14.91%	56,432	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.258994	11.494305	12.04%	96,455	2009
	12.347458	10.258994	-16.91%	104,702	2008
	11.927822	12.347458	3.52%	126,903	2007
	11.247978	11.927822	6.04%	135,239	2006
	11.006534	11.247978	2.19%	156,310	2005
	10.502231	11.006534	4.80%	160,779	2004
	9.444587	10.502231	11.20%	178,115	2003
	10.000000	9.444587	-5.55%	9,120	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.780474	10.547730	-2.16%	48,143	2009
	10.801157	10.780474	-0.19%	83,233	2008
	10.540307	10.801157	2.47%	68,856	2007
	10.309696	10.540307	2.24%	81,235	2006
	10.267038	10.309696	0.42%	56,131	2005
	10.413500	10.267038	-1.41%	45,178	2004
	10.581548	10.413500	-1.59%	59,044	2003
	10.690073	10.581548	-1.02%	73,805	2002
	10.551662	10.690073	1.31%	27,635	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.550599	12.834262	21.64%	21,591	2009
	13.043358	10.550599	-19.11%	29,143	2008
	12.748732	13.043358	2.31%	32,721	2007
	12.433153	12.748732	2.54%	27,137	2006
	12.440836	12.433153	-0.06%	27,772	2005
	11.940484	12.440836	4.19%	42,307	2004
	10.889602	11.940484	9.65%	42,667	2003
	10.385975	10.889602	4.85%	22,426	2002
	10.193887	10.385975	1.88%	3,062	2001*

144

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.861323	9.955758	26.64%	2,673	2009
	15.011899	7.861323	-47.63%	5,401	2008
	14.948158	15.011899	0.43%	3,916	2007
	12.485805	14.948158	19.72%	4,104	2006
	11.418380	12.485805	9.35%	910	2005
	10.000000	11.418380	14.18%	626	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.266640	7.927715	26.51%	20,693	2009
	10.000000	6.266640	-37.33%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.254822	7.794044	24.61%	29,708	2009
	10.000000	6.254822	-37.45%	565	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	6.165085	7.668641	24.39%	1,037	2009
	11.791432	6.165085	-47.72%	1,037	2008
	11.011962	11.791432	7.08%	4,951	2007
	10.932674	11.011962	0.73%	5,792	2006
	10.375246	10.932674	5.37%	6,534	2005
	9.374164	10.375246	10.68%	7,261	2004
	7.149551	9.374164	31.12%	7,122	2003
	10.000000	7.149551	-28.50%	963	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	8.562767	10.539991	23.09%	11,336	2009
	12.933249	8.562767	-33.79%	14,090	2008
	14.256517	12.933249	-9.28%	15,745	2007
	12.448086	14.256517	14.53%	15,389	2006
	12.382849	12.448086	0.53%	17,967	2005
	10.821970	12.382849	14.42%	20,270	2004
	7.072698	10.821970	53.01%	19,196	2003
	10.000000	7.072698	-29.27%	7,771	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	8.944139	11.759054	31.47%	27,212	2009
	14.836094	8.944139	-39.71%	26,509	2008
	14.889625	14.836094	-0.36%	26,892	2007
	13.622708	14.889625	9.30%	32,195	2006
	12.435174	13.622708	9.55%	34,643	2005
	10.704139	12.435174	16.17%	34,387	2004
	7.783546	10.704139	37.52%	35,835	2003
	10.000000	7.783546	-22.16%	16,298	2002*

145

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	7.492282	9.200088	22.79%	4,241	2009
	13.121044	7.492282	-42.90%	4,241	2008
	12.436172	13.121044	5.51%	5,970	2007
	11.212537	12.436172	10.91%	18,354	2006
	10.710052	11.212537	4.69%	20,879	2005
	9.997761	10.710052	7.12%	21,646	2004
	8.034266	9.997761	24.44%	23,164	2003
	10.000000	8.034266	-19.66%	4,482	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.562940	7.118002	27.95%	29,615	2009
	10.000000	5.562940	-44.37%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.845949	28.46%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	6.651537	9.377422	40.98%	27,273	2009
	12.517051	6.651537	-46.86%	30,368	2008
	11.242091	12.517051	11.34%	29,147	2007
	10.674337	11.242091	5.32%	34,418	2006
	10.407683	10.674337	2.56%	35,530	2005
	9.981409	10.407683	4.27%	44,212	2004
	7.809211	9.981409	27.82%	37,739	2003
	10.000000	7.809211	-21.91%	10,529	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.906444	17.633242	36.62%	32,186	2009
	22.067035	12.906444	-41.51%	33,046	2008
	21.221247	22.067035	3.99%	29,314	2007
	18.436138	21.221247	15.11%	33,404	2006
	16.485857	18.436138	11.83%	31,117	2005
	14.141920	16.485857	16.57%	32,664	2004
	10.000000	14.141920	41.42%	29,464	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	9.641196	13.139838	36.29%	27,158	2009
	16.521972	9.641196	-41.65%	32,368	2008
	15.927130	16.521972	3.73%	42,634	2007
	13.875135	15.927130	14.79%	51,824	2006
	12.437543	13.875135	11.56%	54,140	2005
	10.697671	12.437543	16.26%	57,586	2004
	7.656425	10.697671	39.72%	59,364	2003
	10.000000	7.656425	-23.44%	44,236	2002*

146

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	11.701827	13.551183	15.80%	9,915	2009
	13.991871	11.701827	-16.37%	10,202	2008
	13.060707	13.991871	7.13%	14,149	2007
	12.452896	13.060707	4.88%	14,437	2006
	12.424245	12.452896	0.23%	14,461	2005
	11.715605	12.424245	6.05%	15,379	2004
	10.224613	11.715605	14.58%	15,337	2003
	10.000000	10.224613	2.25%	12,667	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	7.498535	9.386512	25.18%	12,762	2009
	12.493136	7.498535	-39.98%	15,898	2008
	12.266463	12.493136	1.85%	33,849	2007
	10.928702	12.266463	12.24%	46,463	2006
	10.567161	10.928702	3.42%	58,126	2005
	9.899464	10.567161	6.74%	58,663	2004
	8.005485	9.899464	23.66%	58,282	2003
	10.000000	8.005485	-19.95%	26,587	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.504716	10.167618	6.97%	1,533	2009
	10.853331	9.504716	-12.43%	0	2008
	10.548345	10.853331	2.89%	0	2007
	10.414131	10.548345	1.29%	1,612	2006
	10.244725	10.414131	1.65%	1,826	2005
	10.065212	10.244725	1.78%	0	2004
	10.000000	10.065212	0.65%	0	2003*

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares - Q/NQ	5.626180	9.114417	62.00%	13,805	2009
	11.305949	5.626180	-50.24%	14,281	2008
	9.911925	11.305949	14.06%	18,007	2007
	9.875105	9.911925	0.37%	27,979	2006
	9.380103	9.875105	5.28%	33,934	2005
	8.982332	9.380103	4.43%	39,302	2004
	7.229617	8.982332	24.24%	36,121	2003
	10.000000	7.229617	-27.70%	15,015	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	8.150512	10.235615	25.58%	57,578	2009
	12.982000	8.150512	-37.22%	64,900	2008
	13.592127	12.982000	-4.49%	101,195	2007
	11.975540	13.592127	13.50%	118,191	2006
	11.760791	11.975540	1.83%	128,212	2005
	10.240568	11.760791	14.85%	139,720	2004
	8.007035	10.240568	27.89%	132,180	2003
	10.000000	8.007035	-19.93%	72,685	2002*

147

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	7.593035	8.923376	17.52%	0	2009
	13.112056	7.593035	-42.09%	0	2008
	12.806891	13.112056	2.38%	1,297	2007
	11.210225	12.806891	14.24%	1,519	2006
	10.974804	11.210225	2.15%	3,696	2005
	10.104889	10.974804	8.61%	3,714	2004
	7.828325	10.104889	29.08%	3,718	2003
	10.000000	7.828325	-21.72%	608	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	7.031490	9.414069	33.88%	712	2009
	11.966095	7.031490	-41.24%	701	2008
	10.787049	11.966095	10.93%	672	2007
	11.117265	10.787049	-2.97%	696	2006
	9.912607	11.117265	12.15%	1,289	2005
	9.369279	9.912607	5.80%	1,246	2004
	7.777256	9.369275	20.47%	1,042	2003
	10.000000	7.777256	-22.23%	763	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.487250	13.216214	39.31%	1,403	2009
	15.121697	9.487250	-37.26%	1,425	2008
	15.254614	15.121697	-0.87%	2,493	2007
	13.678139	15.254614	11.53%	2,668	2006
	13.135252	13.678139	4.13%	5,928	2005
	11.296524	13.135252	16.28%	5,763	2004
	8.210561	11.296524	37.59%	5,689	2003
	10.000000	8.210561	-17.89%	3,406	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	8.152903	9.376302	15.01%	3,825	2009
	12.792022	8.152903	-36.27%	3,825	2008
	13.158644	12.792022	-2.79%	3,825	2007
	11.534921	13.158644	14.08%	3,825	2006
	11.301173	11.534921	2.07%	3,825	2005
	10.280372	11.301173	9.93%	3,147	2004
	8.148889	10.280372	26.16%	3,147	2003
	10.000000	8.148889	-18.51%	1,213	2002*

148

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	9.404002	10.994132	16.91%	6,613	2009
	13.157322	9.404002	-28.53%	6,804	2008
	14.231330	13.157322	-7.55%	7,112	2007
	12.301446	14.231330	15.69%	7,358	2006
	12.013427	12.301446	2.40%	7,848	2005
	10.775167	12.013427	11.49%	7,701	2004
	8.566206	10.775167	25.79%	7,792	2003
	10.000000	8.566206	-14.34%	6,140	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.612664	11.421855	7.62%	723	2009
	11.043508	10.612664	-3.90%	723	2008
	10.329998	11.043508	6.91%	723	2007
	10.412623	10.329998	-0.79%	723	2006
	10.498454	10.412623	-0.82%	723	2005
	10.160693	10.498454	3.32%	0	2004
	10.000000	10.160693	1.61%	0	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	6.845112	8.919505	30.30%	0	2009
	10.716086	6.845112	-36.12%	0	2008
	10.210166	10.716086	4.96%	0	2007
	9.595650	10.210166	6.40%	0	2006
	9.507212	9.595650	0.93%	0	2005
	9.190166	9.507212	3.45%	0	2004
	7.483868	9.190166	22.80%	0	2003
	10.000000	7.483868	-25.16%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	8.291719	9.896737	19.36%	25	2009
	12.082785	8.291719	-31.38%	310	2008
	11.581586	12.082785	4.33%	677	2007
	10.205406	11.581586	13.48%	871	2006
	10.036997	10.205406	1.68%	1,073	2005
	9.808082	10.036997	2.33%	1,694	2004
	8.312603	9.808082	17.99%	1,669	2003
	10.000000	8.312603	-16.87%	725	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	8.449387	9.345333	10.60%	0	2009
	12.303014	8.449387	-31.32%	0	2008
	11.492638	12.303014	7.05%	0	2007
	10.164274	11.492638	13.07%	0	2006
	10.234680	10.164274	-0.69%	0	2005
	9.785229	10.23468	4.59%	0	2004
	8.089064	9.785229	20.97%	0	2003
	10.000000	8.089064	-19.11%	0	2002*

149

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	9.575473	14.257545	48.90%	1,346	2009
	13.268557	9.575473	-27.83%	1,343	2008
	13.170098	13.268557	0.75%	1,380	2007
	12.197189	13.170098	7.98%	1,748	2006
	12.212511	12.197189	-0.13%	4,023	2005
	11.352870	12.212511	7.57%	3,478	2004
	9.545638	11.35287	18.93%	3,440	2003
	10.000000	9.545638	-4.54%	3,270	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.128224	11.883777	17.33%	1,798	2009
	11.219357	10.128224	-9.73%	1,765	2008
	10.929041	11.219357	2.66%	4,728	2007
	10.769197	10.929041	1.48%	5,221	2006
	10.919875	10.769197	-1.38%	3,272	2005
	10.823352	10.919875	0.89%	3,497	2004
	10.612679	10.823352	1.99%	3,295	2003
	10.000000	10.612679	6.13%	3,124	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.591829	12.688520	32.28%	7,737	2009
	17.140785	9.591829	-44.04%	7,737	2008
	14.965912	17.140785	14.53%	8,464	2007
	13.752841	14.965912	8.82%	8,802	2006
	12.072942	13.752841	13.91%	7,924	2005
	10.735927	12.072942	12.45%	7,504	2004
	8.575959	10.735927	25.19%	7,504	2003
	10.000000	8.575959	-14.24%	4,984	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	7.479197	9.485950	26.83%	2,063	2009
	13.393907	7.479197	-44.16%	2,331	2008
	13.545675	13.393907	-1.12%	2,231	2007
	11.565726	13.545675	17.12%	2,435	2006
	11.218325	11.565726	3.10%	2,743	2005
	10.328044	11.218325	8.62%	2,869	2004
	8.133860	10.328044	26.98%	2,999	2003
	10.000000	8.13386	-18.66%	766	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.575817	8.217005	24.96%	0	2009
	12.780963	6.575817	-48.55%	0	2008
	10.334862	12.780963	23.67%	0	2007
	9.930261	10.334862	4.07%	201	2006
	9.638165	9.930261	3.03%	439	2005
	9.571272	9.638165	0.70%	521	2004
	7.394955	9.571272	29.43%	521	2003
	10.000000	7.394955	-26.05%	184	2002*

150

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	11.762755	16.052497	36.47%	1,419	2009
	19.946593	11.762755	-41.03%	1,423	2008
	17.712432	19.946593	12.61%	3,230	2007
	16.136141	17.712432	9.77%	3,825	2006
	14.000790	16.136141	15.25%	4,049	2005
	11.501646	14.00079	21.73%	1,771	2004
	8.519364	11.501646	35.01%	466	2003
	10.000000	8.519364	-14.81%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.896335	12.195629	23.23%	252	2009
	18.080715	9.896335	-45.27%	577	2008
	15.819361	18.080715	14.29%	972	2007
	13.749725	15.819361	15.05%	1,118	2006
	11.857286	13.749725	15.96%	2,170	2005
	10.715484	11.857286	10.66%	3,169	2004
	7.673577	10.715484	39.64%	3,136	2003
	10.000000	7.673577	-23.26%	1,046	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	7.050455	10.819557	53.46%	0	2009
	14.822555	7.050455	-52.43%	0	2008
	14.397815	14.822555	2.95%	0	2007
	12.708853	14.397815	13.29%	0	2006
	12.705454	12.708853	0.03%	764	2005
	11.429411	12.705454	11.16%	781	2004
	7.437557	11.429411	53.67%	784	2003
	10.000000	7.437557	-25.62%	194	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	6.930720	8.170057	17.88%	1,152	2009
	12.371288	6.930720	-43.98%	1,152	2008
	11.340122	12.371288	9.09%	1,152	2007
	10.949013	11.340122	3.57%	980	2006
	10.325917	10.949013	6.03%	980	2005
	9.944623	10.325917	3.83%	980	2004
	7.883162	9.944623	26.15%	980	2003
	10.000000	7.883162	-21.17%	0	2002*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.407913	10.271345	38.65%	0	2009
	14.349222	7.407913	-48.37%	0	2008
	13.294149	14.349222	7.94%	0	2007
	11.709639	13.294149	13.53%	0	2006
	10.973738	11.709639	6.71%	0	2005

151

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	7.686989	9.606799	24.97%	0	2009
	11.298004	7.686989	-31.96%	0	2008
	10.726290	11.298004	5.33%	0	2007
	10.000000	10.726290	7.26%	200	2006*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	5.330411	7.352302	37.93%	0	2009
	11.277658	5.330411	-52.73%	0	2008
	10.547523	11.277658	6.92%	0	2007
	10.558208	10.547523	-0.10%	0	2006
	10.511208	10.558208	0.45%	854	2005
	9.410973	10.511208	11.69%	873	2004
	7.054611	9.410973	33.40%	877	2003
	10.000000	7.054611	-29.45%	0	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	6.691224	10.645313	59.09%	613	2009
	11.330369	6.691224	-40.94%	714	2008
	11.349161	11.330369	-0.17%	629	2007
	10.290950	11.349161	10.28%	612	2006
	10.033058	10.290950	2.57%	2,059	2005
	9.673853	10.033058	3.71%	1,818	2004
	7.424347	9.673853	30.30%	1,669	2003
	10.000000	7.424347	-25.76%	0	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.531284	11.396909	19.57%	0	2009
	14.513012	9.531284	-34.33%	0	2008
	13.815096	14.513012	5.05%	1,206	2007
	11.739316	13.815096	17.68%	1,413	2006
	11.290819	11.739316	3.97%	8,350	2005
	10.069601	11.290819	12.13%	8,350	2004
	8.268815	10.069601	21.78%	8,350	2003
	10.000000	8.268815	-17.31%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.528554	9.438083	10.66%	304	2009
	10.088638	8.528554	-15.46%	304	2008
	9.862159	10.088638	2.30%	1,360	2007
	9.691599	9.862159	1.76%	1,360	2006
	9.782990	9.691599	-0.93%	1,360	2005
	9.940968	9.78299	-1.59%	643	2004
	10.000000	9.940968	-0.59%	0	2003*

152

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.803826	9.354373	19.87%	0	2009
	13.204161	7.803826	-40.90%	0	2008
	13.454464	13.204161	-1.86%	0	2007
	13.089943	13.454464	2.78%	0	2006
	13.026567	13.089943	0.49%	0	2005
	11.923792	13.026567	9.25%	0	2004
	9.763428	11.923792	22.13%	0	2003
	10.000000	9.763428	-2.37%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.067051	10.353070	28.34%	0	2009
	13.642711	8.067051	-40.87%	0	2008
	12.984274	13.642711	5.07%	0	2007
	11.693516	12.984274	11.04%	0	2006
	11.205685	11.693516	4.35%	0	2005
	10.000000	11.205685	12.06%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.353990	23.54%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.080844	7.810426	28.44%	0	2009
	10.000000	6.080844	-39.19%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.767091	10.356999	6.04%	0	2009
	10.000000	9.767091	-2.33%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.767872	18.741169	59.26%	0	2009
	28.602167	11.767872	-58.86%	0	2008
	20.140066	28.602167	42.02%	0	2007
	15.102390	20.140066	33.36%	0	2006
	11.672400	15.102390	29.39%	0	2005
	10.000000	11.6724	16.72%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	11.831334	11.833987	0.02%	621	2009
	11.272312	11.831334	4.96%	1,199	2008
	10.798598	11.272312	4.39%	2,024	2007
	10.735782	10.798598	0.59%	2,106	2006
	10.672153	10.735782	0.60%	2,126	2005
	10.609459	10.672153	0.59%	3,816	2004
	10.675806	10.609459	-0.62%	3,717	2003
	10.000000	10.675806	6.76%	1,623	2002*

153

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	8.967548	11.139141	24.22%	0	2009
	14.541280	8.967548	-38.33%	0	2008
	14.055673	14.541280	3.45%	0	2007
	12.315522	14.055673	14.13%	0	2006
	11.684267	12.315522	5.40%	0	2005
	10.493512	11.684267	11.35%	0	2004
	8.148907	10.493512	28.77%	0	2003
	10.000000	8.148907	-18.51%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.454125	11.135867	6.52%	1,064	2009
	11.391872	10.454125	-8.23%	1,064	2008
	11.071729	11.391872	2.89%	1,153	2007
	10.679155	11.071729	3.68%	1,153	2006
	10.585388	10.679155	0.89%	1,153	2005
	10.358212	10.585388	2.19%	719	2004
	9.830211	10.358212	5.37%	719	2003
	10.000000	9.830211	-1.70%	719	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.702771	11.287808	16.34%	24,959	2009
	12.937452	9.702771	-25.00%	25,350	2008
	12.540751	12.937452	3.16%	25,903	2007
	11.532407	12.540751	8.74%	26,189	2006
	11.210038	11.532407	2.88%	24,453	2005
	10.480363	11.210038	6.96%	24,709	2004
	8.939839	10.480363	17.23%	24,709	2003
	10.000000	8.939839	-10.60%	10,566	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.341269	11.346772	21.47%	6,071	2009
	13.943417	9.341269	-33.01%	6,565	2008
	13.453385	13.943417	3.64%	7,007	2007
	12.027359	13.453385	11.86%	7,331	2006
	11.502471	12.027359	4.56%	4,639	2005
	10.508428	11.502471	9.46%	3,692	2004
	8.497120	10.508428	23.67%	3,410	2003
	10.000000	8.49712	-15.03%	2,481	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.150434	11.355232	11.87%	1,094	2009
	12.235571	10.150434	-17.04%	1,094	2008
	11.837986	12.235571	3.36%	1,186	2007
	11.180361	11.837986	5.88%	1,186	2006
	10.957118	11.180361	2.04%	1,186	2005
	10.471145	10.957118	4.64%	559	2004
	9.431089	10.471145	11.03%	559	2003
	10.000000	9.431089	-5.69%	559	2002*

154

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.450168	10.208874	-2.31%	4,996	2009
	10.486302	10.450168	-0.34%	5,379	2008
	10.248862	10.486302	2.32%	5,713	2007
	10.039984	10.248862	2.08%	5,377	2006
	10.013760	10.039984	0.26%	825	2005
	10.172211	10.01376	-1.56%	1,450	2004
	10.352242	10.172211	-1.74%	1,363	2003
	10.474480	10.352242	-1.17%	1,915	2002*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.631639	12.913017	21.46%	574	2009
	13.163740	10.631639	-19.24%	1,142	2008
	12.886250	13.163740	2.15%	1,822	2007
	12.586525	12.886250	2.38%	2,135	2006
	12.613599	12.586525	-0.21%	3,336	2005
	12.124897	12.613599	4.03%	3,598	2004
	11.074752	12.124897	9.48%	3,474	2003
	10.578774	11.074752	4.69%	3,529	2002*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.805251	9.869581	26.45%	150	2009
	14.927787	7.805251	-47.71%	150	2008
	14.887375	14.927787	0.27%	2,411	2007
	12.454076	14.887375	19.54%	2,797	2006
	11.406809	12.454076	9.18%	162	2005
	10.000000	11.406809	14.07%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.260205	7.907436	26.31%	0	2009
	10.000000	6.260205	-37.40%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.248393	7.774100	24.42%	0	2009
	10.000000	6.248393	-37.52%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	6.102282	7.578877	24.20%	0	2009
	11.689294	6.102282	-47.80%	0	2008
	10.933421	11.689294	6.91%	0	2007
	10.871345	10.933421	0.57%	221	2006
	10.332824	10.871345	5.21%	3,823	2005
	9.350174	10.332824	10.51%	3,642	2004
	7.142194	9.350174	30.91%	3,646	2003
	10.000000	7.142194	-28.58%	1,000	2002*

155

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	8.475507	10.416575	22.90%	380	2009
	12.821183	8.475507	-33.89%	380	2008
	14.154836	12.821183	-9.42%	1,591	2007
	12.378243	14.154836	14.35%	1,964	2006
	12.332241	12.378243	0.37%	588	2005
	10.794291	12.332241	14.25%	137	2004
	7.065428	10.794291	52.78%	0	2003
	10.000000	7.065428	-29.35%	3,008	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	8.853008	11.621377	31.27%	0	2009
	14.707551	8.853008	-39.81%	0	2008
	14.783426	14.707551	-0.51%	0	2007
	13.546268	14.783426	9.13%	0	2006
	12.384338	13.546268	9.38%	0	2005
	10.676740	12.384338	15.99%	0	2004
	7.775543	10.67674	37.31%	0	2003
	10.000000	7.775543	-22.24%	0	2002*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	7.415977	9.092417	22.61%	0	2009
	13.007417	7.415977	-42.99%	0	2008
	12.347511	13.007417	5.34%	0	2007
	11.149641	12.347511	10.74%	0	2006
	10.666271	11.149641	4.53%	0	2005
	9.972184	10.666271	6.96%	0	2004
	8.026012	9.972184	24.25%	0	2003
	10.000000	8.026012	-19.74%	0	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.557199	7.099743	27.76%	5,584	2009
	10.000000	5.557199	-44.43%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.832801	28.33%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	6.583756	9.267642	40.77%	0	2009
	12.408601	6.583756	-46.94%	0	2008
	11.161902	12.408601	11.17%	1,456	2007
	10.614444	11.161902	5.16%	1,705	2006
	10.365129	10.614444	2.41%	0	2005
	9.955876	10.365129	4.11%	0	2004
	7.801186	9.955876	27.62%	0	2003
	10.000000	7.801186	-21.99%	190	2002*

156

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.794666	17.453709	36.41%	665	2009
	21.909611	12.794666	-41.60%	687	2008
	21.102399	21.909611	3.83%	452	2007
	18.360965	21.102399	14.93%	694	2006
	16.443768	18.360965	11.66%	897	2005
	14.127467	16.443768	16.40%	180	2004
	10.000000	14.127467	41.27%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	9.543001	12.986068	36.08%	2,673	2009
	16.378886	9.543001	-41.74%	2,673	2008
	15.813586	16.378886	3.57%	2,673	2007
	13.797318	15.813586	14.61%	2,673	2006
	12.386728	13.797318	11.39%	2,673	2005
	10.670314	12.386728	16.09%	2,673	2004
	7.648552	10.670314	39.51%	2,673	2003
	10.000000	7.648552	-23.51%	2,673	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	11.582654	13.392611	15.63%	0	2009
	13.870657	11.582654	-16.50%	0	2008
	12.967556	13.870657	6.96%	3,731	2007
	12.383018	12.967556	4.72%	4,373	2006
	12.373459	12.383018	0.08%	1,508	2005
	11.685636	12.373459	5.89%	1,508	2004
	10.214119	11.685636	14.41%	1,508	2003
	10.000000	10.214119	2.14%	2,696	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	7.422136	9.276626	24.99%	2,303	2009
	12.384903	7.422136	-40.07%	2,303	2008
	12.178972	12.384903	1.69%	1,981	2007
	10.867360	12.178972	12.07%	1,981	2006
	10.523938	10.867360	3.26%	1,981	2005
	9.874121	10.523938	6.58%	1,249	2004
	7.997251	9.874121	23.47%	1,249	2003
	10.000000	7.997251	-20.03%	446	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.422377	10.064089	6.81%	0	2009
	10.775844	9.422377	-12.56%	0	2008
	10.489208	10.775844	2.73%	3,006	2007
	10.371604	10.489208	1.13%	3,523	2006
	10.218514	10.371604	1.50%	0	2005
	10.054892	10.218514	1.63%	0	2004
	10.000000	10.054892	0.55%	0	2003*

157

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares - Q/NQ	5.568847	9.007704	61.75%	0	2009
	11.207996	5.568847	-50.31%	0	2008
	9.841224	11.207996	13.89%	0	2007
	9.819689	9.841224	0.22%	0	2006
	9.341759	9.819689	5.12%	2,684	2005
	8.959366	9.341759	4.27%	2,684	2004
	7.222181	8.959366	24.05%	2,684	2003
	10.000000	7.222181	-27.78%	0	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	8.067500	10.115830	25.39%	1,136	2009
	12.869567	8.067500	-37.31%	1,136	2008
	13.495212	12.869567	-4.64%	6,654	2007
	11.908357	13.495212	13.33%	7,072	2006
	11.712721	11.908357	1.67%	14,292	2005
	10.214363	11.712721	14.67%	12,012	2004
	7.998800	10.214363	27.70%	10,074	2003
	10.000000	7.9988	-20.01%	2,676	2002*

158

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	7.541304	8.853505	17.40%	3,158	2009
	13.036126	7.541304	-42.15%	3,158	2008
	12.745840	13.036126	2.28%	3,225	2007
	11.168188	12.745840	14.13%	3,255	2006
	10.944820	11.168188	2.04%	3,376	2005
	10.087626	10.944820	8.50%	3,439	2004
	7.822950	10.087626	28.95%	3,482	2003
	10.000000	7.822950	-21.77%	3,686	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	6.983575	9.340355	33.75%	658	2009
	11.896781	6.983575	-41.30%	0	2008
	10.735628	11.896781	10.82%	658	2007
	11.075585	10.735628	-3.07%	658	2006
	9.885533	11.075585	12.04%	658	2005
	9.353260	9.885533	5.69%	1,575	2004
	7.771908	9.353260	20.35%	3,334	2003
	10.000000	7.771908	-22.28%	810	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.422629	13.112740	39.16%	3,030	2009
	15.034136	9.422629	-37.33%	3,187	2008
	15.181922	15.034136	-0.97%	3,092	2007
	13.626874	15.181922	11.41%	2,764	2006
	13.099394	13.626874	4.03%	3,376	2005
	11.277231	13.099394	16.16%	4,495	2004
	8.204925	11.277231	37.44%	4,031	2003
	10.000000	8.204925	-17.95%	3,436	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	8.097364	9.302892	14.89%	0	2009
	12.717931	8.097364	-36.33%	0	2008
	13.095927	12.717931	-2.89%	0	2007
	11.491683	13.095927	13.96%	0	2006
	11.270323	11.491683	1.96%	0	2005
	10.262811	11.270323	9.82%	0	2004
	8.143300	10.262811	26.03%	0	2003
	10.000000	8.143300	-18.57%	1,511	2002*

159

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	9.339955	10.908066	16.79%	4,207	2009
	13.081142	9.339955	-28.60%	6,469	2008
	14.163522	13.081142	-7.64%	7,130	2007
	12.255353	14.163522	15.57%	9,005	2006
	11.980635	12.255353	2.29%	10,273	2005
	10.756766	11.980635	11.38%	9,297	2004
	8.560331	10.756766	25.66%	9,410	2003
	10.000000	8.560331	-14.40%	5,357	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.551173	11.344046	7.51%	1,465	2009
	10.990776	10.551173	-4.00%	1,465	2008
	10.291271	10.990776	6.80%	194	2007
	10.384193	10.291271	-0.89%	194	2006
	10.480495	10.384193	-0.92%	1,233	2005
	10.153708	10.480495	3.22%	966	2004
	10.000000	10.153708	1.54%	0	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	6.798474	8.849662	30.17%	1,870	2009
	10.654017	6.798474	-36.19%	1,870	2008
	10.161486	10.654017	4.85%	1,870	2007
	9.559668	10.161486	6.30%	1,870	2006
	9.481235	9.559668	0.83%	2,171	2005
	9.174454	9.481235	3.34%	2,496	2004
	7.478729	9.174454	22.67%	2,452	2003
	10.000000	7.478729	-25.21%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	8.235225	9.819239	19.23%	7,498	2009
	12.012798	8.235225	-31.45%	10,923	2008
	11.526391	12.012798	4.22%	10,834	2007
	10.167151	11.526391	13.37%	11,111	2006
	10.009596	10.167151	1.57%	11,133	2005
	9.791334	10.009596	2.23%	11,674	2004
	8.306902	9.791334	17.87%	8,344	2003
	10.000000	8.306902	-16.93%	2,615	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	8.391837	9.272190	10.49%	0	2009
	12.231770	8.391837	-31.39%	0	2008
	11.437867	12.231770	6.94%	0	2007
	10.126176	11.437867	12.95%	0	2006
	10.206740	10.126176	-0.79%	0	2005
	9.768519	10.206740	4.49%	0	2004
	8.083513	9.768519	20.84%	0	2003
	10.000000	8.083513	-19.16%	0	2002*

160

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	9.510272	14.145979	48.74%	4,076	2009
	13.191727	9.510272	-27.91%	4,351	2008
	13.107326	13.191727	0.64%	4,944	2007
	12.151460	13.107326	7.87%	4,539	2006
	12.179171	12.151460	-0.23%	4,488	2005
	11.333478	12.179171	7.46%	4,335	2004
	9.539092	11.333478	18.81%	3,103	2003
	10.000000	9.539092	-4.61%	309	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.059284	11.790815	17.21%	2,640	2009
	11.154415	10.059284	-9.82%	3,416	2008
	10.876975	11.154415	2.55%	3,437	2007
	10.728838	10.876975	1.38%	3,647	2006
	10.890079	10.728838	-1.48%	5,238	2005
	10.804882	10.890079	0.79%	5,382	2004
	10.605424	10.804882	1.88%	5,808	2003
	10.000000	10.605424	6.05%	2,279	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.526510	12.589214	32.15%	5,756	2009
	17.041549	9.526510	-44.10%	3,432	2008
	14.894594	17.041549	14.41%	3,099	2007
	13.701291	14.894594	8.71%	3,069	2006
	12.039979	13.701291	13.80%	2,904	2005
	10.717590	12.039979	12.34%	3,100	2004
	8.570074	10.717590	25.06%	2,994	2003
	10.000000	8.570074	-14.30%	1,724	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	7.428258	9.411690	26.70%	6,664	2009
	13.316370	7.428258	-44.22%	10,138	2008
	13.481144	13.316370	-1.22%	9,375	2007
	11.522393	13.481144	17.00%	9,842	2006
	11.187705	11.522393	2.99%	10,164	2005
	10.310412	11.187705	8.51%	10,203	2004
	8.128283	10.310412	26.85%	8,919	2003
	10.000000	8.128283	-18.72%	5,871	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.531026	8.152673	24.83%	9,894	2009
	12.706969	6.531026	-48.60%	12,768	2008
	10.285622	12.706969	23.54%	13,770	2007
	9.893054	10.285622	3.97%	13,739	2006
	9.611874	9.893054	2.93%	17,473	2005
	9.554944	9.611874	0.60%	16,558	2004
	7.389888	9.554944	29.30%	13,477	2003
	10.000000	7.389888	-26.10%	5,114	2002*

161

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	11.682666	15.926881	36.33%	9,391	2009
	19.831156	11.682666	-41.09%	8,541	2008
	17.628073	19.831156	12.50%	8,549	2007
	16.075708	17.628073	9.66%	8,519	2006
	13.962600	16.075708	15.13%	8,488	2005
	11.482020	13.962600	21.60%	8,486	2004
	8.513529	11.482020	34.87%	5,437	2003
	10.000000	8.513529	-14.86%	870	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.828931	12.100146	23.11%	6,095	2009
	17.976034	9.828931	-45.32%	10,373	2008
	15.743982	17.976034	14.18%	9,063	2007
	13.698197	15.743982	14.93%	9,598	2006
	11.824916	13.698197	15.84%	10,178	2005
	10.697177	11.824916	10.54%	11,079	2004
	7.668310	10.697177	39.50%	10,100	2003
	10.000000	7.668310	-23.32%	5,729	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	7.002435	10.734870	53.30%	0	2009
	14.736738	7.002435	-52.48%	0	2008
	14.329210	14.736738	2.84%	0	2007
	12.661218	14.329210	13.17%	653	2006
	12.670769	12.661218	-0.08%	737	2005
	11.409892	12.670769	11.05%	0	2004
	7.432455	11.409892	53.51%	0	2003
	10.000000	7.432455	-25.68%	0	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	6.883518	8.106093	17.76%	1,478	2009
	12.299662	6.883518	-44.03%	1,449	2008
	11.286083	12.299662	8.98%	1,449	2007
	10.907981	11.286083	3.47%	1,449	2006
	10.297728	10.907981	5.93%	1,449	2005
	9.927640	10.297728	3.73%	1,449	2004
	7.877752	9.927640	26.02%	1,148	2003
	10.000000	7.877752	-21.22%	920	2002*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.372604	10.211923	38.51%	641	2009
	14.295516	7.372604	-48.43%	0	2008
	13.258038	14.295516	7.83%	0	2007
	11.689762	13.258038	13.42%	275	2006
	10.966307	11.689762	6.60%	186	2005

162

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	7.665924	9.570663	24.85%	7,158	2009
	11.278623	7.665924	-32.03%	7,725	2008
	10.718918	11.278623	5.22%	7,848	2007
	10.000000	10.718918	7.19%	8,087	2006*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	5.294100	7.294741	37.79%	0	2009
	11.212351	5.294100	-52.78%	0	2008
	10.497253	11.212351	6.81%	925	2007
	10.518640	10.497253	-0.20%	925	2006
	10.482515	10.518640	0.34%	2,176	2005
	9.394902	10.482515	11.58%	3,239	2004
	7.049775	9.394902	33.27%	3,589	2003
	10.000000	7.049775	-29.50%	2,336	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	6.645636	10.561965	58.93%	2,345	2009
	11.264740	6.645636	-41.00%	2,187	2008
	11.295051	11.264740	-0.27%	1,897	2007
	10.252354	11.295051	10.17%	1,575	2006
	10.005645	10.252354	2.47%	1,596	2005
	9.657308	10.005645	3.61%	1,721	2004
	7.419244	9.657308	30.17%	1,356	2003
	10.000000	7.419244	-25.81%	0	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.466378	11.307707	19.45%	3,648	2009
	14.428999	9.466378	-34.39%	3,541	2008
	13.749274	14.428999	4.94%	3,541	2007
	11.695325	13.749274	17.56%	3,541	2006
	11.259995	11.695325	3.87%	3,541	2005
	10.052390	11.259995	12.01%	3,541	2004
	8.263142	10.052390	21.65%	2,808	2003
	10.000000	8.263142	-17.37%	1,486	2002*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.479179	9.373832	10.55%	0	2009
	10.040516	8.479179	-15.55%	0	2008
	9.825235	10.040516	2.19%	0	2007
	9.665177	9.825235	1.66%	0	2006
	9.766286	9.665177	-1.04%	0	2005
	9.934163	9.766286	-1.69%	0	2004
	10.000000	9.934163	-0.66%	0	2003*

163

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.750659	9.281105	19.75%	1,097	2009
	13.127680	7.750659	-40.96%	2,675	2008
	13.390321	13.127680	-1.96%	2,675	2007
	13.040871	13.390321	2.68%	2,675	2006
	12.991000	13.040871	0.38%	2,675	2005
	11.903418	12.991000	9.14%	2,675	2004
	9.756729	11.903418	22.00%	2,430	2003
	10.000000	9.756729	-2.43%	919	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.028606	10.293172	28.21%	717	2009
	13.591660	8.028606	-40.93%	717	2008
	12.949020	13.591660	4.96%	0	2007
	11.673683	12.949020	10.92%	0	2006
	11.198106	11.673683	4.25%	0	2005
	10.000000	11.198106	11.98%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.345554	23.46%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.076675	7.797087	28.31%	0	2009
	10.000000	6.076675	-39.23%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.760428	10.339346	5.93%	0	2009
	10.000000	9.760428	-2.40%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.711769	18.632720	59.09%	355	2009
	28.495127	11.711769	-58.90%	200	2008
	20.085355	28.495127	41.87%	200	2007
	15.076760	20.085355	33.22%	145	2006
	11.664488	15.076760	29.25%	94	2005
	10.000000	11.664488	16.64%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	11.750775	11.741377	-0.08%	10,536	2009
	11.207035	11.750775	4.85%	13,915	2008
	10.747136	11.207035	4.28%	13,721	2007
	10.695537	10.747136	0.48%	13,867	2006
	10.643016	10.695537	0.49%	13,462	2005
	10.591340	10.643016	0.49%	13,300	2004
	10.668496	10.591340	-0.72%	12,212	2003
	10.000000	10.668496	6.68%	6,587	2002*

164

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	8.904038	11.048922	24.09%	0	2009
	14.453152	8.904038	-38.39%	5,635	2008
	13.984882	14.453152	3.35%	5,635	2007
	12.266025	13.984882	14.01%	5,635	2006
	11.649202	12.266025	5.29%	5,635	2005
	10.472747	11.649202	11.23%	5,635	2004
	8.141111	10.472747	28.64%	0	2003
	10.000000	8.141111	-18.59%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.380144	11.045752	6.41%	0	2009
	11.322842	10.380144	-8.33%	0	2008
	11.015981	11.322842	2.79%	0	2007
	10.636240	11.015981	3.57%	0	2006
	10.553629	10.636240	0.78%	0	2005
	10.337721	10.553629	2.09%	0	2004
	9.820822	10.337721	5.26%	0	2003
	10.000000	9.820822	-1.79%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.634100	11.196449	16.22%	1,461	2009
	12.859073	9.634100	-25.08%	12,212	2008
	12.477624	12.859073	3.06%	12,212	2007
	11.486080	12.477624	8.63%	12,212	2006
	11.176426	11.486080	2.77%	12,212	2005
	10.459641	11.176426	6.85%	12,212	2004
	8.931301	10.459641	17.11%	10,137	2003
	10.000000	8.931301	-10.69%	11,956	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.275143	11.254910	21.34%	7,552	2009
	13.858927	9.275143	-33.07%	7,552	2008
	13.385654	13.858927	3.54%	7,785	2007
	11.979026	13.385654	11.74%	7,785	2006
	11.467953	11.979026	4.46%	7,987	2005
	10.487635	11.467953	9.35%	7,987	2004
	8.489003	10.487635	23.54%	7,987	2003
	10.000000	8.489003	-15.11%	7,400	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.078588	11.263309	11.75%	5,492	2009
	12.161429	10.078588	-17.13%	7,329	2008
	11.778381	12.161429	3.25%	8,164	2007
	11.135439	11.778381	5.77%	8,164	2006
	10.924249	11.135439	1.93%	8,164	2005
	10.450438	10.924249	4.53%	8,164	2004
	9.422084	10.450438	10.91%	8,164	2003
	10.000000	9.422084	-5.78%	0	2002*

165

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.354247	10.104810	-2.41%	2,261	2009
	10.400700	10.354247	-0.45%	3,045	2008
	10.175674	10.400700	2.21%	4,063	2007
	9.978479	10.175674	1.98%	3,463	2006
	9.962589	9.978479	0.16%	3,214	2005
	10.130604	9.962589	-1.66%	2,777	2004
	10.320468	10.130604	-1.84%	18,058	2003
	10.453036	10.320468	-1.27%	3,871	2002*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.534677	12.782160	21.33%	3,457	2009
	13.057071	10.534677	-19.32%	8,459	2008
	12.795011	13.057071	2.05%	10,185	2007
	12.510181	12.795011	2.28%	9,548	2006
	12.549903	12.510181	-0.32%	8,922	2005
	12.076034	12.549903	3.92%	9,160	2004
	11.041436	12.076034	9.37%	9,935	2003
	10.557755	11.041436	4.58%	4,991	2002*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.768032	9.812454	26.32%	271	2009
	14.871871	7.768032	-47.77%	271	2008
	14.846906	14.871871	0.17%	271	2007
	12.432919	14.846906	19.42%	980	2006
	11.399085	12.432919	9.07%	1,135	2005
	10.000000	11.399085	13.99%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.255910	7.893914	26.18%	583	2009
	10.000000	6.255910	-37.44%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.244104	7.760798	24.29%	661	2009
	10.000000	6.244104	-37.56%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	6.060704	7.519529	24.07%	0	2009
	11.621592	6.060704	-47.85%	0	2008
	10.881307	11.621592	6.80%	751	2007
	10.830597	10.881307	0.47%	751	2006
	10.304619	10.830597	5.10%	751	2005
	9.334201	10.304619	10.40%	751	2004
	7.137294	9.334201	30.78%	751	2003
	10.000000	7.137294	-28.63%	0	2002*

166

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	8.417797	10.335039	22.78%	0	2009
	12.746957	8.417797	-33.96%	0	2008
	14.087400	12.746957	-9.52%	0	2007
	12.331862	14.087400	14.24%	111	2006
	12.298586	12.331862	0.27%	443	2005
	10.775863	12.298586	14.13%	0	2004
	7.060569	10.775863	52.62%	0	2003
	10.000000	7.060569	-29.39%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	8.792711	11.530417	31.14%	6,011	2009
	14.622405	8.792711	-39.87%	6,645	2008
	14.712992	14.622405	-0.62%	7,011	2007
	13.495510	14.712992	9.02%	7,748	2006
	12.350527	13.495510	9.27%	7,531	2005
	10.658504	12.350527	15.87%	7,243	2004
	7.770193	10.658504	37.17%	6,902	2003
	10.000000	7.770193	-22.30%	3,652	2002*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	7.365450	9.021219	22.48%	1,780	2009
	12.932091	7.365450	-43.05%	1,780	2008
	12.288672	12.932091	5.24%	1,780	2007
	11.107862	12.288672	10.63%	1,780	2006
	10.637167	11.107862	4.43%	2,033	2005
	9.955165	10.637167	6.85%	2,310	2004
	8.020502	9.955165	24.12%	2,269	2003
	10.000000	8.020502	-19.79%	0	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.553369	7.087562	27.63%	2,130	2009
	10.000000	5.553369	-44.47%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.824034	28.24%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	6.538918	9.195110	40.62%	518	2009
	12.336773	6.538918	-47.00%	518	2008
	11.108722	12.336773	11.05%	1,209	2007
	10.574668	11.108722	5.05%	1,545	2006
	10.336844	10.574668	2.30%	1,434	2005
	9.938872	10.336844	4.00%	1,209	2004
	7.795829	9.938872	27.49%	1,209	2003
	10.000000	7.795829	-22.04%	1,141	2002*

167

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.720561	17.334851	36.27%	3,300	2009
	21.805104	12.720561	-41.66%	395	2008
	21.023397	21.805104	3.72%	741	2007
	18.310918	21.023397	14.81%	916	2006
	16.415707	18.310918	11.55%	1,892	2005
	14.117809	16.415707	16.28%	2,254	2004
	10.000000	14.117809	41.18%	776	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	9.478007	12.884392	35.94%	845	2009
	16.284061	9.478007	-41.80%	4,669	2008
	15.738232	16.284061	3.47%	5,817	2007
	13.745614	15.738232	14.50%	5,817	2006
	12.352923	13.745614	11.27%	5,817	2005
	10.652102	12.352923	15.97%	5,843	2004
	7.643307	10.652102	39.37%	8,083	2003
	10.000000	7.643307	-23.57%	4,149	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	11.503798	13.287822	15.51%	5,427	2009
	13.790353	11.503798	-16.58%	5,652	2008
	12.905765	13.790353	6.85%	6,278	2007
	12.336613	12.905765	4.61%	6,252	2006
	12.339694	12.336613	-0.02%	6,744	2005
	11.665693	12.339694	5.78%	5,326	2004
	10.207132	11.665693	14.29%	4,391	2003
	10.000000	10.207132	2.07%	99	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	7.371580	9.203990	24.86%	2,484	2009
	12.313175	7.371580	-40.13%	2,484	2008
	12.120916	12.313175	1.59%	3,167	2007
	10.826614	12.120916	11.95%	3,222	2006
	10.495205	10.826614	3.16%	3,047	2005
	9.857255	10.495205	6.47%	1,329	2004
	7.991770	9.857255	23.34%	1,329	2003
	10.000000	7.991770	-20.08%	1,630	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.367803	9.995553	6.70%	0	2009
	10.724417	9.367803	-12.65%	0	2008
	10.449907	10.724417	2.63%	0	2007
	10.343311	10.449907	1.03%	0	2006
	10.201060	10.343311	1.39%	1,586	2005
	10.047999	10.201060	1.52%	1,483	2004
	10.000000	10.047999	0.48%	0	2003*

168

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares - Q/NQ	5.530901	8.937172	61.59%	2,893	2009
	11.143081	5.530901	-50.36%	2,099	2008
	9.794310	11.143081	13.77%	3,751	2007
	9.782879	9.794310	0.12%	4,002	2006
	9.316248	9.782879	5.01%	3,887	2005
	8.944056	9.316248	4.16%	3,531	2004
	7.217224	8.944056	23.93%	3,074	2003
	10.000000	7.217224	-27.83%	133	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	8.012544	10.036635	25.26%	5,887	2009
	12.795047	8.012544	-37.38%	9,113	2008
	13.430904	12.795047	-4.73%	10,115	2007
	11.863724	13.430904	13.21%	9,730	2006
	11.680754	11.863724	1.57%	13,013	2005
	10.196921	11.680754	14.55%	12,409	2004
	7.993314	10.196921	27.57%	13,340	2003
	10.000000	7.993314	-20.07%	7,259	2002*

169

Optional Benefits Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	7.515564	8.818749	17.34%	403	2009
	12.998313	7.515564	-42.18%	396	2008
	12.715429	12.998313	2.22%	391	2007
	11.147241	12.715429	14.07%	7,780	2006
	10.929872	11.147241	1.99%	8,264	2005
	10.078999	10.929872	8.44%	8,903	2004
	7.820269	10.078999	28.88%	592	2003
	10.000000	7.820269	-21.80%	342	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	6.959727	9.303689	33.68%	794	2009
	11.862247	6.959727	-41.33%	4,819	2008
	10.709975	11.862247	10.76%	5,298	2007
	11.054783	10.709975	-3.12%	5,221	2006
	9.872005	11.054783	11.98%	5,295	2005
	9.345255	9.872005	5.64%	3,527	2004
	7.769240	9.345255	20.29%	3,513	2003
	10.000000	7.76924	-22.31%	2,746	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.390449	13.061262	39.09%	1,944	2009
	14.990497	9.390449	-37.36%	1,900	2008
	15.145664	14.990497	-1.02%	2,052	2007
	13.601281	15.145664	11.35%	1,776	2006
	13.081473	13.601281	3.97%	1,777	2005
	11.267569	13.081473	16.10%	8,714	2004
	8.202098	11.267569	37.37%	9,207	2003
	10.000000	8.202098	-17.98%	8,103	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	8.069708	9.266367	14.83%	384	2009
	12.681011	8.069708	-36.36%	353	2008
	13.064645	12.681011	-2.94%	393	2007
	11.470094	13.064645	13.90%	2,987	2006
	11.254898	11.470094	1.91%	3,432	2005
	10.254022	11.254898	9.76%	3,473	2004
	8.140498	10.254022	25.96%	3,661	2003
	10.000000	8.140498	-18.60%	1,135	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	9.308080	10.865272	16.73%	0	2009
	13.043196	9.308080	-28.64%	0	2008
	14.129710	13.043196	-7.69%	494	2007
	12.232340	14.129710	15.51%	2,334	2006
	11.964252	12.232340	2.24%	2,621	2005
	10.747559	11.964252	11.32%	2,562	2004
	8.557390	10.747559	25.59%	2,403	2003
	10.000000	8.55739	-14.43%	859	2002*

170

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.520543	11.305318	7.46%	0	2009
	10.964490	10.520543	-4.05%	0	2008
	10.271950	10.964490	6.74%	0	2007
	10.369995	10.271950	-0.95%	0	2006
	10.471517	10.369995	-0.97%	0	2005
	10.150214	10.471517	3.17%	0	2004
	10.000000	10.150214	1.50%	0	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	6.775262	8.814926	30.10%	0	2009
	10.623109	6.775262	-36.22%	0	2008
	10.137239	10.623109	4.79%	0	2007
	9.541733	10.137239	6.24%	0	2006
	9.468290	9.541733	0.78%	0	2005
	9.166621	9.46829	3.29%	0	2004
	7.476165	9.166621	22.61%	0	2003
	10.000000	7.476165	-25.24%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	8.207111	9.780698	19.17%	891	2009
	11.977931	8.207111	-31.48%	891	2008
	11.498855	11.977931	4.17%	3,770	2007
	10.148053	11.498855	13.31%	4,552	2006
	9.995903	10.148053	1.52%	5,085	2005
	9.782951	9.995903	2.18%	5,085	2004
	8.304046	9.782951	17.81%	5,031	2003
	10.000000	8.304046	-16.96%	432	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	8.363193	9.235793	10.43%	0	2009
	12.196289	8.363193	-31.43%	0	2008
	11.410561	12.196289	6.89%	0	2007
	10.107162	11.410561	12.90%	0	2006
	10.192786	10.107162	-0.84%	0	2005
	9.760173	10.192786	4.43%	0	2004
	8.080741	9.760173	20.78%	0	2003
	10.000000	8.080741	-19.19%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	9.477794	14.090442	48.67%	17,677	2009
	13.153437	9.477794	-27.94%	18,484	2008
	13.076026	13.153437	0.59%	21,339	2007
	12.128644	13.076026	7.81%	24,820	2006
	12.162515	12.128644	-0.28%	22,622	2005
	11.323791	12.162515	7.41%	23,904	2004
	9.535831	11.323791	18.75%	23,255	2003
	10.000000	9.535831	-4.64%	1,411	2002*

171

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.024923	11.744523	17.15%	2,902	2009
	11.122018	10.024923	-9.86%	5,708	2008
	10.850987	11.122018	2.50%	7,572	2007
	10.708682	10.850987	1.33%	7,400	2006
	10.875176	10.708682	-1.53%	5,271	2005
	10.795632	10.875176	0.74%	9,455	2004
	10.601791	10.795632	1.83%	9,559	2003
	10.000000	10.601791	6.02%	7,948	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.493989	12.539806	32.08%	8,778	2009
	16.992121	9.493989	-44.13%	9,871	2008
	14.859051	16.992121	14.36%	8,819	2007
	13.675593	14.859051	8.65%	6,740	2006
	12.023534	13.675593	13.74%	6,701	2005
	10.708433	12.023534	12.28%	6,853	2004
	8.567134	10.708433	24.99%	6,358	2003
	10.000000	8.567134	-14.33%	3,069	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	7.402905	9.374756	26.64%	4,047	2009
	13.277751	7.402905	-44.25%	7,828	2008
	13.448980	13.277751	-1.27%	9,997	2007
	11.500772	13.448980	16.94%	11,665	2006
	11.172420	11.500772	2.94%	15,452	2005
	10.301602	11.17242	8.45%	21,488	2004
	8.125501	10.301602	26.78%	22,350	2003
	10.000000	8.125501	-18.74%	13,570	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.508734	8.120684	24.77%	4,399	2009
	12.670114	6.508734	-48.63%	6,282	2008
	10.261065	12.670114	23.48%	4,578	2007
	9.874484	10.261065	3.91%	9,944	2006
	9.598730	9.874484	2.87%	6,824	2005
	9.546768	9.59873	0.54%	6,824	2004
	7.387350	9.546768	29.23%	6,767	2003
	10.000000	7.38735	-26.13%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	11.642785	15.864386	36.26%	8,022	2009
	19.773612	11.642785	-41.12%	9,950	2008
	17.585990	19.773612	12.44%	19,255	2007
	16.045537	17.585990	9.60%	16,200	2006
	13.943511	16.045537	15.08%	13,182	2005
	11.472200	13.943511	21.54%	13,787	2004
	8.510607	11.4722	34.80%	5,955	2003
	10.000000	8.510607	-14.89%	2,430	2002*

172

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.795383	12.052652	23.04%	8,187	2009
	17.923875	9.795383	-45.35%	12,144	2008
	15.706390	17.923875	14.12%	11,477	2007
	13.672472	15.706390	14.88%	11,262	2006
	11.808744	13.672472	15.78%	7,456	2005
	10.688034	11.808744	10.49%	6,994	2004
	7.665671	10.688034	39.43%	6,483	2003
	10.000000	7.665671	-23.34%	1,923	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	6.978524	10.692733	53.22%	0	2009
	14.693994	6.978524	-52.51%	0	2008
	14.295024	14.693994	2.79%	3,473	2007
	12.637458	14.295024	13.12%	3,638	2006
	12.653464	12.637458	-0.13%	3,873	2005
	11.400144	12.653464	10.99%	4,159	2004
	7.429905	11.400144	53.44%	416	2003
	10.000000	7.429905	-25.70%	134	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	6.860001	8.074271	17.70%	0	2009
	12.263942	6.860001	-44.06%	0	2008
	11.259113	12.263942	8.92%	0	2007
	10.887475	11.259113	3.41%	0	2006
	10.283629	10.887475	5.87%	0	2005
	9.919143	10.283629	3.67%	2,232	2004
	7.875043	9.919143	25.96%	2,382	2003
	10.000000	7.875043	-21.25%	2,382	2002*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.354981	10.182288	38.44%	1,517	2009
	14.268677	7.354981	-48.45%	1,667	2008
	13.239984	14.268677	7.77%	0	2007
	11.679821	13.239984	13.36%	0	2006
	10.962589	11.679821	6.54%	0	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	7.655391	9.552616	24.78%	430	2009
	11.268912	7.655391	-32.07%	430	2008
	10.715219	11.268912	5.17%	430	2007
	10.000000	10.715219	7.15%	430	2006*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	5.276006	7.266073	37.72%	3,154	2009
	11.179782	5.276006	-52.81%	7,380	2008
	10.472157	11.179782	6.76%	7,620	2007
	10.498857	10.472157	-0.25%	7,620	2006
	10.468159	10.498857	0.29%	7,714	2005
	9.386863	10.468159	11.52%	6,964	2004
	7.047349	9.386863	33.20%	7,004	2003
	10.000000	7.047349	-29.53%	4,943	2002*

173

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	6.622951	10.520514	58.85%	2,366	2009
	11.232073	6.622951	-41.04%	2,483	2008
	11.268114	11.232073	-0.32%	505	2007
	10.233131	11.268114	10.11%	520	2006
	9.991988	10.233131	2.41%	530	2005
	9.649072	9.991988	3.55%	5,787	2004
	7.416705	9.649072	30.10%	6,193	2003
	10.000000	7.416705	-25.83%	5,472	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.434071	11.263344	19.39%	4,791	2009
	14.387145	9.434071	-34.43%	4,989	2008
	13.716461	14.387145	4.89%	3,354	2007
	11.673368	13.716461	17.50%	1,776	2006
	11.244601	11.673368	3.81%	754	2005
	10.043805	11.244601	11.96%	829	2004
	8.260300	10.043805	21.59%	496	2003
	10.000000	8.2603	-17.40%	285	2002*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.454557	9.341833	10.49%	0	2009
	10.016501	8.454557	-15.59%	0	2008
	9.806787	10.016501	2.14%	0	2007
	9.651967	9.806787	1.60%	0	2006
	9.757933	9.651967	-1.09%	0	2005
	9.930759	9.757933	-1.74%	0	2004
	10.000000	9.930759	-0.69%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.724201	9.244685	19.68%	1,144	2009
	13.089582	7.724201	-40.99%	1,144	2008
	13.358359	13.089582	-2.01%	1,144	2007
	13.016399	13.358359	2.63%	1,367	2006
	12.973243	13.016399	0.33%	1,367	2005
	11.893244	12.973243	9.08%	1,367	2004
	9.753383	11.893244	21.94%	1,694	2003
	10.000000	9.753383	-2.47%	1,184	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.009425	10.263318	28.14%	0	2009
	13.566170	8.009425	-40.96%	0	2008
	12.931406	13.566170	4.91%	0	2007
	11.663759	12.931406	10.87%	0	2006
	11.194308	11.663759	4.19%	0	2005
	10.000000	11.194308	11.94%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.341337	23.41%	0	2009*

174

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.074587	7.790417	28.25%	0	2009
	10.000000	6.074587	-39.25%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.757093	10.330511	5.88%	1,691	2009
	10.000000	9.757093	-2.43%	1,900	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.683809	18.578709	59.01%	2,134	2009
	28.441732	11.683809	-58.92%	2,494	2008
	20.058040	28.441732	41.80%	837	2007
	15.063949	20.058040	33.15%	1,217	2006
	11.660535	15.063949	29.19%	0	2005
	10.000000	11.660535	16.61%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	11.710681	11.695315	-0.13%	6,989	2009
	11.174512	11.710681	4.80%	6,050	2008
	10.721463	11.174512	4.23%	10,706	2007
	10.675437	10.721463	0.43%	11,276	2006
	10.628453	10.675437	0.44%	5,433	2005
	10.582272	10.628453	0.44%	13,340	2004
	10.664836	10.582272	-0.77%	36,119	2003
	10.000000	10.664836	6.65%	27,544	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	8.872458	11.004096	24.03%	0	2009
	14.409289	8.872458	-38.43%	0	2008
	13.949633	14.409289	3.30%	0	2007
	12.241365	13.949633	13.95%	0	2006
	11.631717	12.241365	5.24%	0	2005
	10.462383	11.631717	11.18%	0	2004
	8.137219	10.462383	28.57%	952	2003
	10.000000	8.137219	-18.63%	309	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.343320	11.000924	6.36%	12,640	2009
	11.288467	10.343320	-8.37%	1,238	2008
	10.988200	11.288467	2.73%	365	2007
	10.614845	10.988200	3.52%	365	2006
	10.537786	10.614845	0.73%	365	2005
	10.327495	10.537786	2.04%	365	2004
	9.816143	10.327495	5.21%	2,786	2003
	10.000000	9.816143	-1.84%	216	2002*

175

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.599917	11.151009	16.16%	8,898	2009
	12.820025	9.599917	-25.12%	28,699	2008
	12.446147	12.820025	3.00%	32,982	2007
	11.462959	12.446147	8.58%	34,730	2006
	11.159639	11.462959	2.72%	64,164	2005
	10.449286	11.159639	6.80%	65,338	2004
	8.927038	10.449286	17.05%	63,745	2003
	10.000000	8.927038	-10.73%	22,951	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.242243	11.209250	21.28%	10,705	2009
	13.816870	9.242243	-33.11%	11,843	2008
	13.351901	13.816870	3.48%	11,901	2007
	11.954938	13.351901	11.69%	12,036	2006
	11.450744	11.954938	4.40%	12,419	2005
	10.477261	11.450744	9.29%	15,359	2004
	8.484943	10.477261	23.48%	11,519	2003
	10.000000	8.484943	-15.15%	3,429	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.042849	11.217629	11.70%	27,240	2009
	12.124530	10.042849	-17.17%	24,898	2008
	11.748698	12.124530	3.20%	25,935	2007
	11.113063	11.748698	5.72%	26,102	2006
	10.907858	11.113063	1.88%	39,310	2005
	10.440096	10.907858	4.48%	43,479	2004
	9.417585	10.440096	10.86%	52,799	2003
	10.000000	9.417585	-5.82%	4,424	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.306580	10.053133	-2.46%	1,909	2009
	10.358127	10.306580	-0.50%	14,973	2008
	10.139250	10.358127	2.16%	582	2007
	9.947845	10.139250	1.92%	773	2006
	9.937084	9.947845	0.11%	0	2005
	10.109852	9.937084	-1.71%	0	2004
	10.304607	10.109852	-1.89%	0	2003
	10.442324	10.304607	-1.32%	0	2002*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.486503	12.717202	21.27%	1,184	2009
	13.004018	10.486503	-19.36%	3,198	2008
	12.749587	13.004018	2.00%	4,116	2007
	12.472147	12.749587	2.22%	3,386	2006
	12.518154	12.472147	-0.37%	2,720	2005
	12.051654	12.518154	3.87%	2,871	2004
	11.024795	12.051654	9.31%	2,819	2003
	10.547250	11.024795	4.53%	2,107	2002*

176

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.749495	9.784023	26.25%	0	2009
	14.844018	7.749495	-47.79%	0	2008
	14.826735	14.844018	0.12%	182	2007
	12.422369	14.826735	19.36%	185	2006
	11.395221	12.422369	9.01%	0	2005
	10.000000	11.395221	13.95%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.253770	7.887171	26.12%	0	2009
	10.000000	6.253770	-37.46%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.241962	7.754152	24.23%	4,887	2009
	10.000000	6.241962	-37.58%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	6.040006	7.490007	24.01%	4,173	2009
	11.587860	6.040006	-47.88%	4,279	2008
	10.855319	11.587860	6.75%	1,570	2007
	10.810256	10.855319	0.42%	1,602	2006
	10.290522	10.810256	5.05%	0	2005
	9.326208	10.290522	10.34%	0	2004
	7.134833	9.326208	30.71%	0	2003
	10.000000	7.134833	-28.65%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	8.389064	10.294500	22.71%	3,565	2009
	12.709983	8.389064	-34.00%	3,663	2008
	14.053788	12.709983	-9.56%	2,105	2007
	12.308730	14.053788	14.18%	1,846	2006
	12.281784	12.308730	0.22%	423	2005
	10.766661	12.281784	14.07%	423	2004
	7.058153	10.766661	52.54%	0	2003
	10.000000	7.058153	-29.42%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	8.762697	11.485163	31.07%	3,990	2009
	14.579989	8.762697	-39.90%	4,095	2008
	14.677880	14.579989	-0.67%	2,663	2007
	13.470196	14.677880	8.97%	2,761	2006
	12.333661	13.470196	9.21%	5,360	2005
	10.649396	12.333661	15.82%	5,194	2004
	7.767539	10.649396	37.10%	5,650	2003
	10.000000	7.767539	-22.32%	1,336	2002*

177

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	7.340303	8.985810	22.42%	4,154	2009
	12.894555	7.340303	-43.07%	3,154	2008
	12.259314	12.894555	5.18%	17,282	2007
	11.086995	12.259314	10.57%	54,806	2006
	10.622610	11.086995	4.37%	56,196	2005
	9.946644	10.62261	6.80%	57,697	2004
	8.017753	9.946644	24.06%	58,699	2003
	10.000000	8.017753	-19.82%	0	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.551448	7.081473	27.56%	4,496	2009
	10.000000	5.551448	-44.49%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.819648	28.20%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	6.516584	9.158999	40.55%	4,594	2009
	12.300962	6.516584	-47.02%	4,624	2008
	11.082188	12.300962	11.00%	6,632	2007
	10.554810	11.082188	5.00%	13,973	2006
	10.322707	10.554810	2.25%	18,678	2005
	9.930383	10.322707	3.95%	25,468	2004
	7.793155	9.930383	27.42%	26,104	2003
	10.000000	7.793155	-22.07%	12,939	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.683643	17.275678	36.20%	3,346	2009
	21.752998	12.683643	-41.69%	4,156	2008
	20.983972	21.752998	3.66%	3,196	2007
	18.285936	20.983972	14.75%	1,980	2006
	16.401692	18.285936	11.49%	2,200	2005
	14.112985	16.401692	16.22%	2,364	2004
	10.000000	14.112985	41.13%	641	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	9.445646	12.833829	35.87%	1,422	2009
	16.236801	9.445646	-41.83%	1,422	2008
	15.700657	16.236801	3.41%	1,637	2007
	13.719800	15.700657	14.44%	1,914	2006
	12.336027	13.719800	11.22%	1,914	2005
	10.642987	12.336027	15.91%	1,914	2004
	7.640679	10.642987	39.29%	4,438	2003
	10.000000	7.640679	-23.59%	3,361	2002*

178

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	11.464544	13.235700	15.45%	4,976	2009
	13.750354	11.464544	-16.62%	5,372	2008
	12.874958	13.750354	6.80%	1,603	2007
	12.313462	12.874958	4.56%	475	2006
	12.322833	12.313462	-0.08%	453	2005
	11.655718	12.322833	5.72%	496	2004
	10.203629	11.655718	14.23%	463	2003
	10.000000	10.203629	2.04%	278	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	7.346419	9.167863	24.79%	935	2009
	12.277464	7.346419	-40.16%	935	2008
	12.092003	12.277464	1.53%	935	2007
	10.806308	12.092003	11.90%	0	2006
	10.480881	10.806308	3.10%	512	2005
	9.848839	10.480881	6.42%	516	2004
	7.989027	9.848839	23.28%	504	2003
	10.000000	7.989027	-20.11%	290	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.340608	9.961433	6.65%	841	2009
	10.698770	9.340608	-12.69%	841	2008
	10.430297	10.698770	2.57%	3,580	2007
	10.329181	10.430297	0.98%	3,455	2006
	10.192334	10.329181	1.34%	0	2005
	10.044557	10.192334	1.47%	0	2004
	10.000000	10.044557	0.45%	0	2003*

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares - Q/NQ	5.512022	8.902102	61.50%	2,051	2009
	11.110758	5.512022	-50.39%	2,051	2008
	9.770936	11.110758	13.71%	2,051	2007
	9.764526	9.770936	0.07%	2,051	2006
	9.303513	9.764526	4.96%	2,051	2005
	8.936402	9.303513	4.11%	2,051	2004
	7.214745	8.936402	23.86%	1,837	2003
	10.000000	7.214745	-27.85%	1,035	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	7.985172	9.997225	25.20%	7,511	2009
	12.757906	7.985172	-37.41%	12,222	2008
	13.398826	12.757906	-4.78%	12,078	2007
	11.841440	13.398826	13.15%	12,316	2006
	11.664775	11.841440	1.51%	10,200	2005
	10.188193	11.664775	14.49%	10,279	2004
	7.990572	10.188193	27.50%	10,708	2003
	10.000000	7.990572	-20.09%	6,787	2002*

179

Optional Benefits Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	7.464302	8.749614	17.22%	4,591	2009
	12.922942	7.464302	-42.24%	5,255	2008
	12.654737	12.922942	2.12%	5,955	2007
	11.105379	12.654737	13.95%	6,061	2006
	10.899985	11.105379	1.88%	9,279	2005
	10.061764	10.899985	8.33%	10,722	2004
	7.814888	10.061764	28.75%	11,270	2003
	10.000000	7.814888	-21.85%	3,866	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	6.912253	9.230750	33.54%	1,596	2009
	11.793467	6.912253	-41.39%	1,596	2008
	10.658862	11.793467	10.64%	1,596	2007
	11.013286	10.658862	-3.22%	1,596	2006
	9.845010	11.013286	11.87%	1,597	2005
	9.329269	9.845010	5.53%	6,802	2004
	7.763904	9.329269	20.16%	6,705	2003
	10.000000	7.763904	-22.36%	2,017	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.326421	12.958890	38.95%	1,955	2009
	14.903616	9.326421	-37.42%	2,237	2008
	15.073425	14.903616	-1.13%	3,176	2007
	13.550262	15.073425	11.24%	3,234	2006
	13.045736	13.550262	3.87%	4,044	2005
	11.248319	13.045736	15.98%	7,640	2004
	8.196472	11.248319	37.23%	8,183	2003
	10.000000	8.196472	-18.04%	4,166	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	8.014666	9.193718	14.71%	1,947	2009
	12.607483	8.014666	-36.43%	2,440	2008
	13.002299	12.607483	-3.04%	4,211	2007
	11.427041	13.002299	13.79%	4,280	2006
	11.224132	11.427041	1.81%	4,439	2005
	10.236483	11.224132	9.65%	5,876	2004
	8.134905	10.236483	25.83%	7,151	2003
	10.000000	8.134905	-18.65%	2,646	2002*

180

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	9.244586	10.780086	16.61%	3,224	2009
	12.967554	9.244586	-28.71%	3,858	2008
	14.062274	12.967554	-7.78%	6,841	2007
	12.186419	14.062274	15.39%	7,243	2006
	11.931543	12.186419	2.14%	10,543	2005
	10.729181	11.931543	11.21%	10,553	2004
	8.551515	10.729181	25.47%	10,844	2003
	10.000000	8.551515	-14.48%	5,161	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.459492	11.228185	7.35%	0	2009
	10.912055	10.459492	-4.15%	3,458	2008
	10.233380	10.912055	6.63%	0	2007
	10.341637	10.233380	-1.05%	0	2006
	10.453575	10.341637	-1.07%	0	2005
	10.143226	10.453575	3.06%	322	2004
	10.000000	10.143226	1.43%	0	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	6.729055	8.745832	29.97%	13	2009
	10.561507	6.729055	-36.29%	13	2008
	10.088852	10.561507	4.68%	138	2007
	9.505904	10.088852	6.13%	138	2006
	9.442401	9.505904	0.67%	138	2005
	9.150933	9.442401	3.19%	1,858	2004
	7.471019	9.150933	22.49%	1,801	2003
	10.000000	7.471019	-25.29%	1,586	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	8.151133	9.704027	19.05%	2,166	2009
	11.908478	8.151133	-31.55%	2,166	2008
	11.443969	11.908478	4.06%	2,166	2007
	10.109951	11.443969	13.20%	2,166	2006
	9.968558	10.109951	1.42%	2,081	2005
	9.766205	9.968558	2.07%	1,859	2004
	8.298337	9.766205	17.69%	1,711	2003
	10.000000	8.298337	-17.02%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	8.306127	9.163361	10.32%	0	2009
	12.125530	8.306127	-31.50%	0	2008
	11.356078	12.125530	6.78%	0	2007
	10.069210	11.356078	12.78%	1,291	2006
	10.164904	10.069210	-0.94%	1,274	2005
	9.743470	10.164904	4.33%	1,197	2004
	8.075185	9.743470	20.66%	1,299	2003
	10.000000	8.075185	-19.25%	1,187	2002*

181

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	9.413164	13.980036	48.52%	1,035	2009
	13.077169	9.413164	-28.02%	1,035	2008
	13.013613	13.077169	0.49%	1,035	2007
	12.083103	13.013613	7.70%	1,382	2006
	12.129262	12.083103	-0.38%	3,400	2005
	11.304421	12.129262	7.30%	5,330	2004
	9.529281	11.304421	18.63%	5,707	2003
	10.000000	9.529281	-4.71%	1,229	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.956569	11.652472	17.03%	8,109	2009
	11.057533	9.956569	-9.96%	11,247	2008
	10.799195	11.057533	2.39%	19,668	2007
	10.668481	10.799195	1.23%	19,798	2006
	10.845439	10.668481	-1.63%	20,190	2005
	10.777176	10.845439	0.63%	32,665	2004
	10.594526	10.777176	1.72%	51,299	2003
	10.000000	10.594526	5.95%	15,448	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.429213	12.441466	31.95%	8,601	2009
	16.893561	9.429213	-44.18%	9,102	2008
	14.788105	16.893561	14.24%	10,154	2007
	13.624220	14.788105	8.54%	10,743	2006
	11.990631	13.624220	13.62%	11,816	2005
	10.690098	11.990631	12.17%	12,327	2004
	8.561243	10.690098	24.87%	12,549	2003
	10.000000	8.561243	-14.39%	4,850	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	7.352377	9.301214	26.51%	20,742	2009
	13.200713	7.352377	-44.30%	22,655	2008
	13.384751	13.200713	-1.37%	27,669	2007
	11.457565	13.384751	16.82%	28,275	2006
	11.141850	11.457565	2.83%	29,769	2005
	10.283965	11.141850	8.34%	36,697	2004
	8.119907	10.283965	26.65%	33,317	2003
	10.000000	8.119907	-18.80%	7,877	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	6.464314	8.056991	24.64%	6,541	2009
	12.596613	6.464314	-48.68%	6,261	2008
	10.212073	12.596613	23.35%	8,061	2007
	9.837399	10.212073	3.81%	6,358	2006
	9.572474	9.837399	2.77%	12,207	2005
	9.530442	9.572474	0.44%	11,403	2004
	7.382277	9.530442	29.10%	11,258	2003
	10.000000	7.382277	-26.18%	3,952	2002*

182

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	11.563352	15.739982	36.12%	4,551	2009
	19.658926	11.563352	-41.18%	3,785	2008
	17.502036	19.658926	12.32%	7,037	2007
	15.985291	17.502036	9.49%	6,575	2006
	13.905374	15.985291	14.96%	4,072	2005
	11.452567	13.905374	21.42%	5,217	2004
	8.504756	11.452567	34.66%	5,058	2003
	10.000000	8.504756	-14.95%	2,270	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	9.728570	11.958157	22.92%	3,475	2009
	17.819947	9.728570	-45.41%	4,374	2008
	15.631442	17.819947	14.00%	5,816	2007
	13.621158	15.631442	14.76%	5,607	2006
	11.776456	13.621158	15.66%	5,665	2005
	10.669744	11.776456	10.37%	8,084	2004
	7.660402	10.669744	39.28%	7,578	2003
	10.000000	7.660402	-23.40%	3,360	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	6.930915	10.608894	53.07%	2,958	2009
	14.608793	6.930915	-52.56%	3,712	2008
	14.226804	14.608793	2.68%	3,776	2007
	12.590032	14.226804	13.00%	4,114	2006
	12.618878	12.590032	-0.23%	4,754	2005
	11.380652	12.618878	10.88%	3,678	2004
	7.424796	11.380652	53.28%	1,530	2003
	10.000000	7.424796	-25.75%	933	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	6.813199	8.010957	17.58%	436	2009
	12.192824	6.813199	-44.12%	436	2008
	11.205377	12.192824	8.81%	436	2007
	10.846608	11.205377	3.31%	436	2006
	10.255521	10.846608	5.76%	436	2005
	9.902184	10.255521	3.57%	436	2004
	7.869633	9.902184	25.83%	436	2003
	10.000000	7.869633	-21.30%	0	2002*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.319871	10.123289	38.30%	0	2009
	14.215202	7.319871	-48.51%	0	2008
	13.203977	14.215202	7.66%	1,630	2007
	11.659978	13.203977	13.24%	1,630	2006
	10.955159	11.659978	6.43%	0	2005

183

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	7.634388	9.516641	24.65%	2,351	2009
	11.249568	7.634388	-32.14%	2,351	2008
	10.707852	11.249568	5.06%	2,351	2007
	10.000000	10.707852	7.08%	2,351	2006*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	5.240020	7.209124	37.58%	3,431	2009
	11.114971	5.240020	-52.86%	3,431	2008
	10.422197	11.114971	6.65%	3,502	2007
	10.459465	10.422197	-0.36%	3,502	2006
	10.439551	10.459465	0.19%	6,984	2005
	9.370807	10.439551	11.41%	11,628	2004
	7.042502	9.370807	33.06%	11,169	2003
	10.000000	7.042502	-29.57%	4,543	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	6.577744	10.437991	58.69%	460	2009
	11.166881	6.577744	-41.10%	460	2008
	11.214273	11.166881	-0.42%	519	2007
	10.194683	11.214273	10.00%	519	2006
	9.964641	10.194683	2.31%	519	2005
	9.632549	9.964641	3.45%	519	2004
	7.411596	9.632549	29.97%	519	2003
	10.000000	7.411596	-25.88%	0	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.369717	11.175040	19.27%	860	2009
	14.303714	9.369717	-34.49%	1,359	2008
	13.650984	14.303714	4.78%	2,279	2007
	11.629542	13.650984	17.38%	3,055	2006
	11.213858	11.629542	3.71%	2,592	2005
	10.026621	11.213858	11.84%	2,654	2004
	8.254632	10.026621	21.47%	2,731	2003
	10.000000	8.254632	-17.45%	1,440	2002*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.405515	9.278115	10.38%	0	2009
	9.968630	8.405515	-15.68%	0	2008
	9.769996	9.968630	2.03%	0	2007
	9.625603	9.769996	1.50%	0	2006
	9.741242	9.625603	-1.19%	0	2005
	9.923954	9.741242	-1.84%	0	2004
	10.000000	9.923954	-0.76%	0	2003*

184

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.671513	9.172218	19.56%	476	2009
	13.013675	7.671513	-41.05%	476	2008
	13.294603	13.013675	-2.11%	476	2007
	12.967536	13.294603	2.52%	561	2006
	12.937779	12.967536	0.23%	561	2005
	11.872908	12.937779	8.97%	439	2004
	9.746695	11.872908	21.81%	451	2003
	10.000000	9.746695	-2.53%	104	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	7.971190	10.203863	28.01%	0	2009
	13.515311	7.971190	-41.02%	0	2008
	12.896222	13.515311	4.80%	0	2007
	11.643934	12.896222	10.75%	0	2006
	11.186719	11.643934	4.09%	0	2005
	10.000000	11.186719	11.87%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.332886	23.33%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.070416	7.777070	28.11%	0	2009
	10.000000	6.070416	-39.30%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.750412	10.312850	5.77%	0	2009
	10.000000	9.750412	-2.50%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.628035	18.471067	58.85%	474	2009
	28.335167	11.628035	-58.96%	0	2008
	20.003497	28.335167	41.65%	1,938	2007
	15.038360	20.003497	33.02%	1,849	2006
	11.652622	15.038360	29.06%	0	2005
	10.000000	11.652622	16.53%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	11.630828	11.603665	-0.23%	10,589	2009
	11.109714	11.630828	4.69%	15,609	2008
	10.670295	11.109714	4.12%	17,208	2007
	10.635370	10.670295	0.33%	18,273	2006
	10.599395	10.635370	0.34%	23,713	2005
	10.564180	10.599395	0.33%	24,263	2004
	10.657530	10.564180	-0.88%	37,745	2003
	10.000000	10.657530	6.58%	9,041	2002*

185

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	8.809535	10.914856	23.90%	46,181	2009
	14.321832	8.809535	-38.49%	45,650	2008
	13.879283	14.321832	3.19%	46,776	2007
	12.192104	13.879283	13.84%	51,036	2006
	11.596773	12.192104	5.13%	54,146	2005
	10.441660	11.596773	11.06%	51,500	2004
	8.129430	10.441660	28.44%	54,243	2003
	10.000000	8.129430	-18.71%	12,165	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.270016	10.911753	6.25%	10,986	2009
	11.219973	10.270016	-8.47%	620	2008
	10.932797	11.219973	2.63%	620	2007
	10.572144	10.932797	3.41%	2,755	2006
	10.506134	10.572144	0.63%	2,755	2005
	10.307043	10.506134	1.93%	6,022	2004
	9.806753	10.307043	5.10%	2,707	2003
	10.000000	9.806753	-1.93%	1,598	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.531861	11.060598	16.04%	18,988	2009
	12.742224	9.531861	-25.19%	15,620	2008
	12.383392	12.742224	2.90%	20,481	2007
	11.416840	12.383392	8.47%	22,795	2006
	11.126112	11.416840	2.61%	17,654	2005
	10.428587	11.126112	6.69%	14,577	2004
	8.918491	10.428587	16.93%	5,531	2003
	10.000000	8.918491	-10.82%	9,783	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.176700	11.118338	21.16%	28,577	2009
	13.733007	9.176700	-33.18%	23,378	2008
	13.284560	13.733007	3.38%	39,786	2007
	11.906819	13.284560	11.57%	40,121	2006
	11.416333	11.906819	4.30%	40,576	2005
	10.456505	11.416333	9.18%	40,573	2004
	8.476822	10.456505	23.35%	48,265	2003
	10.000000	8.476822	-15.23%	19,707	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.971666	11.126687	11.58%	22,358	2009
	12.050963	9.971666	-17.25%	25,590	2008
	11.689469	12.050963	3.09%	29,001	2007
	11.068345	11.689469	5.61%	31,080	2006
	10.875097	11.068345	1.78%	31,040	2005
	10.419429	10.875097	4.37%	38,720	2004
	9.408587	10.419429	10.74%	37,367	2003
	10.000000	9.408587	-5.91%	6,487	2002*

186

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.211832	9.950500	-2.56%	35,064	2009
	10.273442	10.211832	-0.60%	45,326	2008
	10.066735	10.273442	2.05%	5,878	2007
	9.886811	10.066735	1.82%	5,694	2006
	9.886229	9.886811	0.01%	3,746	2005
	10.068438	9.886229	-1.81%	4,237	2004
	10.272935	10.068438	-1.99%	6,802	2003
	10.420914	10.272935	-1.42%	7,648	2002*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.390716	12.588106	21.15%	1,882	2009
	12.898472	10.390716	-19.44%	1,882	2008
	12.659158	12.898472	1.89%	7,712	2007
	12.396358	12.659158	2.12%	7,891	2006
	12.454826	12.396358	-0.47%	3,977	2005
	12.002989	12.454826	3.76%	10,762	2004
	10.991542	12.002989	9.20%	10,759	2003
	10.526229	10.991542	4.42%	3,218	2002*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.712492	9.727311	26.12%	532	2009
	14.788359	7.712492	-47.85%	1,161	2008
	14.786394	14.788359	0.01%	1,947	2007
	12.401261	14.786394	19.23%	4,557	2006
	11.387503	12.401261	8.90%	0	2005
	10.000000	11.387503	13.88%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.249471	7.873662	25.99%	478	2009
	10.000000	6.249471	-37.51%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.237682	7.740890	24.10%	20,989	2009
	10.000000	6.237682	-37.62%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	5.998792	7.431278	23.88%	616	2009
	11.520646	5.998792	-47.93%	616	2008
	10.803489	11.520646	6.64%	687	2007
	10.769666	10.803489	0.31%	1,481	2006
	10.262373	10.769666	4.94%	1,481	2005
	9.310242	10.262373	10.23%	2,517	2004
	7.129924	9.310242	30.58%	2,531	2003
	10.000000	7.129924	-28.70%	794	2002*

187

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	8.331826	10.213745	22.59%	3,567	2009
	12.636257	8.331826	-34.06%	3,567	2008
	13.986709	12.636257	-9.66%	4,961	2007
	12.262517	13.986709	14.06%	4,617	2006
	12.248198	12.262517	0.12%	2,921	2005
	10.748227	12.248198	13.96%	2,663	2004
	7.053294	10.748227	52.39%	1,893	2003
	10.000000	7.053294	-29.47%	1,116	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	8.702926	11.395120	30.93%	3,586	2009
	14.495434	8.702926	-39.96%	3,519	2008
	14.607833	14.495434	-0.77%	4,251	2007
	13.419638	14.607833	8.85%	7,157	2006
	12.299946	13.419638	9.10%	5,876	2005
	10.631185	12.299946	15.70%	7,856	2004
	7.762200	10.631185	36.96%	8,038	2003
	10.000000	7.762200	-22.38%	2,581	2002*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	7.290229	8.915363	22.29%	350	2009
	12.819781	7.290229	-43.13%	350	2008
	12.200822	12.819781	5.07%	819	2007
	11.045387	12.200822	10.46%	1,040	2006
	10.593580	11.045387	4.26%	1,395	2005
	9.929630	10.593580	6.69%	1,426	2004
	8.012236	9.929630	23.93%	1,528	2003
	10.000000	8.012236	-19.88%	267	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.547626	7.069338	27.43%	5,218	2009
	10.000000	5.547626	-44.52%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.810888	28.11%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	6.472122	9.087184	40.41%	6,959	2009
	12.229617	6.472122	-47.08%	6,353	2008
	11.029282	12.229617	10.88%	8,548	2007
	10.515173	11.029282	4.89%	9,639	2006
	10.294475	10.515173	2.14%	11,941	2005
	9.913389	10.294475	3.84%	13,798	2004
	7.787798	9.913389	27.29%	13,472	2003
	10.000000	7.787798	-22.12%	5,112	2002*

188

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.610091	17.157883	36.06%	4,994	2009
	21.649117	12.610091	-41.75%	4,817	2008
	20.905319	21.649117	3.56%	6,634	2007
	18.236036	20.905319	14.64%	6,750	2006
	16.373670	18.236036	11.37%	10,804	2005
	14.103333	16.373670	16.10%	8,750	2004
	10.000000	14.103333	41.03%	5,448	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	9.381211	12.733197	35.73%	700	2009
	16.142630	9.381211	-41.89%	746	2008
	15.625708	16.142630	3.31%	1,368	2007
	13.668291	15.625708	14.32%	1,515	2006
	12.302285	13.668291	11.10%	2,549	2005
	10.624772	12.302285	15.79%	2,664	2004
	7.635426	10.624772	39.15%	6,577	2003
	10.000000	7.635426	-23.65%	5,395	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	11.386383	13.131987	15.33%	1,712	2009
	13.670633	11.386383	-16.71%	1,670	2008
	12.813525	13.670633	6.69%	2,805	2007
	12.267246	12.813525	4.45%	2,115	2006
	12.289162	12.267246	-0.18%	3,238	2005
	11.635803	12.289162	5.62%	3,425	2004
	10.196640	11.635803	14.11%	3,464	2003
	10.000000	10.196640	1.97%	2,388	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	7.296299	9.095991	24.67%	3,044	2009
	12.206252	7.296299	-40.22%	3,683	2008
	12.034274	12.206252	1.43%	3,873	2007
	10.765725	12.034274	11.78%	3,986	2006
	10.452199	10.765725	3.00%	5,987	2005
	9.831982	10.452199	6.31%	7,498	2004
	7.983535	9.831982	23.15%	7,774	2003
	10.000000	7.983535	-20.16%	2,517	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.286446	9.893506	6.54%	3,088	2009
	10.647654	9.286446	-12.78%	5,078	2008
	10.391171	10.647654	2.47%	1,525	2007
	10.300963	10.391171	0.88%	1,525	2006
	10.174895	10.300963	1.24%	1,525	2005
	10.037664	10.174895	1.37%	0	2004
	10.000000	10.037664	0.38%	0	2003*

189

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares - Q/NQ	5.474407	8.832291	61.34%	1,135	2009
	11.046320	5.474407	-50.44%	0	2008
	9.724284	11.046320	13.60%	0	2007
	9.727851	9.724284	-0.04%	331	2006
	9.278066	9.727851	4.85%	295	2005
	8.921107	9.278066	4.00%	290	2004
	7.209786	8.921107	23.74%	647	2003
	10.000000	7.209786	-27.90%	597	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	7.930713	9.918860	25.07%	16,912	2009
	12.683933	7.930713	-37.47%	20,287	2008
	13.334902	12.683933	-4.88%	26,219	2007
	11.797005	13.334902	13.04%	27,572	2006
	11.632899	11.797005	1.41%	36,634	2005
	10.170769	11.632899	14.38%	37,451	2004
	7.985083	10.170769	27.37%	34,710	2003
	10.000000	7.985083	-20.15%	11,619	2002*

190

Maximum Optional Benefits Elected (Total 3.10%)
(Variable account charges of 3.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	7.836850	9.139132	16.62%	0	2009
	13.638181	7.836850	-42.54%	0	2008
	13.424419	13.638181	1.59%	0	2007
	11.841430	13.424419	13.37%	0	2006
	11.682195	11.841430	1.36%	0	2005
	10.839449	11.682195	7.77%	0	2004
	10.000000	10.839449	8.39%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	7.557828	10.041085	32.86%	0	2009
	12.961664	7.557828	-41.69%	0	2008
	11.775445	12.961664	10.07%	0	2007
	12.229648	11.775445	-3.71%	0	2006
	10.988543	12.229648	11.29%	0	2005
	10.466609	10.988543	4.99%	0	2004
	10.000000	10.466609	4.67%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.172093	12.679027	38.23%	0	2009
	14.732845	9.172093	-37.74%	0	2008
	14.978035	14.732845	-1.64%	0	2007
	13.533782	14.978035	10.67%	0	2006
	13.096893	13.533782	3.34%	0	2005
	11.350679	13.096893	15.38%	0	2004
	10.000000	11.350679	13.51%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	8.389494	9.574263	14.12%	0	2009
	13.265357	8.389494	-36.76%	0	2008
	13.751781	13.265357	-3.54%	0	2007
	12.147885	13.751781	13.20%	0	2006
	11.993565	12.147885	1.29%	0	2005
	10.994633	11.993565	9.09%	0	2004
	10.000000	10.994633	9.95%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	9.286758	10.773669	16.01%	0	2009
	13.094065	9.286758	-29.08%	0	2008
	14.273169	13.094065	-8.26%	0	2007
	12.432815	14.273169	14.80%	0	2006
	12.235399	12.432815	1.61%	0	2005
	11.059165	12.235399	10.64%	0	2004
	10.000000	11.059165	10.59%	0	2003*

191

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.158609	10.849207	6.80%	0	2009
	10.652839	10.158609	-4.64%	0	2008
	10.042117	10.652839	6.08%	0	2007
	10.200573	10.042117	-1.55%	0	2006
	10.364042	10.200573	-1.58%	0	2005
	10.108243	10.364042	2.53%	0	2004
	10.000000	10.108243	1.08%	0	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	7.734151	10.000590	29.30%	0	2009
	12.201835	7.734151	-36.61%	0	2008
	11.716242	12.201835	4.14%	0	2007
	11.096070	11.716242	5.59%	0	2006
	11.078652	11.096070	0.16%	0	2005
	10.792074	11.078652	2.66%	0	2004
	10.000000	10.792074	7.92%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	8.725189	10.334128	18.44%	0	2009
	12.813039	8.725189	-31.90%	0	2008
	12.377148	12.813039	3.52%	0	2007
	10.990605	12.377148	12.62%	0	2006
	10.892648	10.990605	0.90%	0	2005
	10.726583	10.892648	1.55%	0	2004
	10.000000	10.726583	7.27%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.019782	9.899573	9.75%	0	2009
	13.235443	9.019782	-31.85%	0	2008
	12.459858	13.235443	6.22%	0	2007
	11.104733	12.459858	12.20%	0	2006
	11.267945	11.104733	-1.45%	0	2005
	10.856494	11.267945	3.79%	0	2004
	10.000000	10.856494	8.56%	0	2003*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	8.466262	12.509263	47.75%	0	2009
	11.822457	8.466262	-28.39%	0	2008
	11.826034	11.822457	-0.03%	0	2007
	11.036929	11.826034	7.15%	0	2006
	11.136105	11.036929	-0.89%	0	2005
	10.432342	11.136105	6.75%	0	2004
	10.000000	10.432342	4.32%	0	2003*

192

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	8.941000	10.410247	16.43%	0	2009
	9.980901	8.941000	-10.42%	0	2008
	9.798282	9.980901	1.86%	0	2007
	9.729494	9.798282	0.71%	0	2006
	9.941778	9.729494	-2.14%	0	2005
	9.930179	9.941778	0.12%	0	2004
	10.000000	9.930179	-0.70%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	9.326486	12.242755	31.27%	0	2009
	16.796010	9.326486	-44.47%	0	2008
	14.778965	16.796010	13.65%	0	2007
	13.685856	14.778965	7.99%	0	2006
	12.106803	13.685856	13.04%	0	2005
	10.849337	12.106803	11.59%	0	2004
	10.000000	10.849337	8.49%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	7.731582	9.730702	25.86%	0	2009
	13.953422	7.731582	-44.59%	0	2008
	14.221361	13.953422	-1.88%	0	2007
	12.236335	14.221361	16.22%	0	2006
	11.960357	12.236335	2.31%	0	2005
	11.096389	11.960357	7.79%	0	2004
	10.000000	11.096389	10.96%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	7.139848	8.853283	24.00%	0	2009
	13.985040	7.139848	-48.95%	0	2008
	11.396450	13.985040	22.71%	0	2007
	11.034836	11.396450	3.28%	0	2006
	10.792895	11.034836	2.24%	0	2005
	10.800946	10.792895	-0.07%	0	2004
	10.000000	10.800946	8.01%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	11.165531	15.120491	35.42%	0	2009
	19.080789	11.165531	-41.48%	0	2008
	17.075460	19.080789	11.74%	0	2007
	15.675931	17.075460	8.93%	0	2006
	13.706375	15.675931	14.37%	0	2005
	11.346867	13.706375	20.79%	0	2004
	10.000000	11.346867	13.47%	0	2003*

193

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.048467	12.287939	22.29%	0	2009
	18.501163	10.048467	-45.69%	0	2008
	16.313182	18.501163	13.41%	0	2007
	14.288357	16.313182	14.17%	0	2006
	12.416824	14.288357	15.07%	0	2005
	11.307956	12.416824	9.81%	0	2004
	10.000000	11.307956	13.08%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	6.537002	9.954562	52.28%	0	2009
	13.849932	6.537002	-52.80%	0	2008
	13.557765	13.849932	2.15%	0	2007
	12.059702	13.557765	12.42%	0	2006
	12.149515	12.059702	-0.74%	0	2005
	11.013872	12.149515	10.31%	0	2004
	10.000000	11.013872	10.14%	0	2003*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.256886	8.488862	16.98%	0	2009
	13.054050	7.256886	-44.41%	0	2008
	12.059090	13.054050	8.25%	0	2007
	11.733074	12.059090	2.78%	0	2006
	11.150732	11.733074	5.22%	0	2005
	10.822107	11.150732	3.04%	0	2004
	10.000000	10.822107	8.22%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.146246	9.832445	37.59%	0	2009
	13.949868	7.146246	-48.77%	0	2008
	13.024742	13.949868	7.10%	0	2007
	11.560896	13.024742	12.66%	0	2006
	10.917935	11.560896	5.89%	0	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	7.529853	9.338132	24.01%	0	2009
	11.152908	7.529853	-32.49%	0	2008
	10.670932	11.152908	4.52%	0	2007
	10.000000	10.670932	6.71%	0	2006*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	5.856922	8.016487	36.87%	0	2009
	12.487881	5.856922	-53.10%	0	2008
	11.770278	12.487881	6.10%	0	2007
	11.873192	11.770278	-0.87%	0	2006
	11.911568	11.873192	-0.32%	0	2005
	10.747313	11.911568	10.83%	0	2004
	10.000000	10.747313	7.47%	0	2003*

194

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	7.024059	11.089021	57.87%	0	2009
	11.986316	7.024059	-41.40%	0	2008
	12.099672	11.986316	-0.94%	0	2007
	11.056196	12.099672	9.44%	0	2006
	10.862279	11.056196	1.79%	0	2005
	10.554457	10.862279	2.92%	0	2004
	10.000000	10.554457	5.54%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.089491	11.971726	18.66%	0	2009
	15.482176	10.089491	-34.83%	0	2008
	14.852309	15.482176	4.24%	0	2007
	12.718044	14.852309	16.78%	0	2006
	12.326531	12.718044	3.18%	0	2005
	11.078335	12.326531	11.27%	0	2004
	10.000000	11.078335	10.78%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.163826	8.965097	9.81%	0	2009
	9.731969	8.163826	-16.11%	0	2008
	9.587526	9.731969	1.51%	0	2007
	9.494437	9.587526	0.98%	0	2006
	9.657941	9.494437	-1.69%	0	2005
	9.889863	9.657941	-2.35%	0	2004
	10.000000	9.889863	-1.10%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	6.902429	8.210295	18.95%	0	2009
	11.769598	6.902429	-41.35%	0	2008
	12.086083	11.769598	-2.62%	0	2007
	11.849436	12.086083	2.00%	0	2006
	11.883043	11.849436	-0.28%	0	2005
	10.961226	11.883043	8.41%	0	2004
	10.000000	10.961226	9.61%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	7.782150	9.910705	27.35%	0	2009
	13.263085	7.782150	-41.32%	0	2008
	12.721206	13.263085	4.26%	0	2007
	11.545002	12.721206	10.19%	0	2006
	11.148722	11.545002	3.55%	0	2005
	10.000000	11.148722	11.49%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	10.000000	12.290622	22.91%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.049522	7.710510	27.46%	0	2009
	10.000000	6.049522	-39.50%	0	2008*

195

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Bond Fund: Class II - Q/NQ	9.717023	10.224799	5.23%	0	2009
	10.000000	9.717023	-2.83%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	11.352281	17.940511	58.03%	0	2009
	27.806635	11.352281	-59.17%	0	2008
	19.732101	27.806635	40.92%	0	2007
	14.910641	19.732101	32.34%	0	2006
	11.613032	14.910641	28.40%	0	2005
	10.000000	11.613032	16.13%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	10.576176	10.497322	-0.75%	0	2009
	10.154418	10.576176	4.15%	0	2008
	9.803364	10.154418	3.58%	0	2007
	9.821547	9.803364	-0.19%	0	2006
	9.838693	9.821547	-0.17%	0	2005
	9.856597	9.838693	-0.18%	0	2004
	10.000000	9.856597	-1.43%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	8.500718	10.478151	23.26%	0	2009
	13.891276	8.500718	-38.81%	0	2008
	13.531881	13.891276	2.66%	0	2007
	11.948086	13.531881	13.26%	0	2006
	11.423122	11.948086	4.60%	0	2005
	10.338360	11.423122	10.49%	0	2004
	8.090483	10.338360	27.78%	0	2003*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.910068	10.475264	5.70%	0	2009
	10.882609	9.910068	-8.94%	0	2008
	10.659091	10.882609	2.10%	0	2007
	10.360499	10.659091	2.88%	0	2006
	10.348796	10.360499	0.11%	0	2005
	10.205081	10.348796	1.41%	0	2004
	9.759835	10.205081	4.56%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.197778	10.618140	15.44%	0	2009
	12.359156	9.197778	-25.58%	0	2008
	12.073416	12.359156	2.37%	0	2007
	11.188339	12.073416	7.91%	0	2006
	10.959515	11.188339	2.09%	0	2005
	10.325427	10.959515	6.14%	0	2004
	8.875804	10.325427	16.33%	0	2003*

196

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.855068	10.673582	20.54%	0	2009
	13.320193	8.855068	-33.52%	0	2008
	12.952078	13.320193	2.84%	0	2007
	11.668537	12.952078	11.00%	0	2006
	11.245414	11.668537	3.76%	0	2005
	10.353079	11.245414	8.62%	0	2004
	8.436235	10.353079	22.72%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.622194	10.681626	11.01%	0	2009
	11.688668	9.622194	-17.68%	0	2008
	11.396846	11.688668	2.56%	0	2007
	10.846801	11.396846	5.07%	0	2006
	10.712256	10.846801	1.26%	0	2005
	10.316361	10.712256	3.84%	0	2004
	9.363565	10.316361	10.18%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.430681	9.142166	-3.06%	0	2009
	9.536536	9.430681	-1.11%	0	2008
	9.393136	9.536536	1.53%	0	2007
	9.272721	9.393136	1.30%	0	2006
	9.319888	9.272721	-0.51%	0	2005
	9.540636	9.319888	-2.31%	0	2004
	9.784642	9.540636	-2.49%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.623905	11.599326	20.53%	0	2009
	12.008279	9.623905	-19.86%	0	2008
	11.846605	12.008279	1.36%	0	2007
	11.660354	11.846605	1.60%	0	2006
	11.775628	11.660354	-0.98%	0	2005
	11.406987	11.775628	3.23%	0	2004
	10.499652	11.406987	8.64%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	7.529576	9.447822	25.48%	0	2009
	14.512360	7.529576	-48.12%	0	2008
	14.585742	14.512360	-0.50%	0	2007
	12.295894	14.585742	18.62%	0	2006
	11.348831	12.295894	8.35%	0	2005
	10.000000	11.348831	13.49%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	6.227982	7.806312	25.34%	0	2009
	10.000000	6.227982	-37.72%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.216221	7.674657	23.46%	0	2009
	10.000000	6.216221	-37.84%	0	2008*

197

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	6.658490	8.206162	23.24%	0	2009
	12.853805	6.658490	-48.20%	0	2008
	12.116206	12.853805	6.09%	0	2007
	12.140470	12.116206	-0.20%	0	2006
	11.628089	12.140470	4.41%	0	2005
	10.603676	11.628089	9.66%	0	2004
	10.000000	10.603676	6.04%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	8.677452	10.582828	21.96%	0	2009
	13.228528	8.677452	-34.40%	0	2008
	14.718295	13.228528	-10.12%	0	2007
	12.970326	14.718295	13.48%	0	2006
	13.021818	12.970326	-0.40%	0	2005
	11.486057	13.021818	13.37%	0	2004
	10.000000	11.486057	14.86%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	8.789153	11.448933	30.26%	0	2009
	14.714808	8.789153	-40.27%	0	2008
	14.905866	14.714808	-1.28%	0	2007
	13.763901	14.905866	8.30%	0	2006
	12.680352	13.763901	8.55%	0	2005
	11.016506	12.680352	15.10%	0	2004
	10.000000	11.016506	10.17%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	7.716140	9.387753	21.66%	0	2009
	13.638980	7.716140	-43.43%	0	2008
	13.047799	13.638980	4.53%	0	2007
	11.872920	13.047799	9.90%	0	2006
	11.445837	11.872920	3.73%	0	2005
	10.783827	11.445837	6.14%	0	2004
	10.000000	10.783827	7.84%	0	2003*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.528438	7.008676	26.77%	0	2009
	10.000000	5.528438	-44.72%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	10.000000	12.767002	27.67%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	6.898399	9.635997	39.68%	0	2009
	13.102601	6.898399	-47.35%	0	2008
	11.877888	13.102601	10.31%	0	2007
	11.382514	11.877888	4.35%	0	2006
	11.200936	11.382514	1.62%	0	2005
	10.841936	11.200936	3.31%	0	2004
	10.000000	10.841936	8.42%	0	2003*

198

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.247555	16.579036	35.37%	0	2009
	21.135486	12.247555	-42.05%	0	2008
	20.515225	21.135486	3.02%	0	2007
	17.987807	20.515225	14.05%	0	2006
	16.233856	17.987807	10.80%	0	2005
	14.055012	16.233856	15.50%	0	2004
	10.000000	14.055012	40.55%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	9.802683	13.236962	35.03%	0	2009
	16.955148	9.802683	-42.18%	0	2008
	16.497366	16.955148	2.77%	0	2007
	14.504999	16.497366	13.74%	0	2006
	13.122521	14.504999	10.54%	0	2005
	11.391594	13.122521	15.19%	0	2004
	10.000000	11.391594	13.92%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	9.826420	11.274730	14.74%	0	2009
	11.858631	9.826420	-17.14%	0	2008
	11.172786	11.858631	6.14%	0	2007
	10.751493	11.172786	3.92%	0	2006
	10.826128	10.751493	-0.69%	0	2005
	10.303444	10.826128	5.07%	0	2004
	10.000000	10.303444	3.03%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	7.832055	9.713745	24.03%	0	2009
	13.170326	7.832055	-40.53%	0	2008
	13.052133	13.170326	0.91%	0	2007
	11.736354	13.052133	11.21%	0	2006
	11.453175	11.736354	2.47%	0	2005
	10.829125	11.453175	5.76%	0	2004
	10.000000	10.829125	8.29%	0	2003*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.024374	9.564967	5.99%	0	2009
	10.400580	9.024374	-13.23%	0	2008
	10.202694	10.400580	1.94%	0	2007
	10.166164	10.202694	0.36%	0	2006
	10.093416	10.166164	0.72%	0	2005
	10.008669	10.093416	0.85%	0	2004
	10.000000	10.008669	0.09%	0	2003*

199

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Capital Growth Portfolio: Class II Shares - Q/NQ	6.356714	10.203176	60.51%	0	2009
	12.893083	6.356714	-50.70%	0	2008
	11.408901	12.893083	13.01%	0	2007
	11.471829	11.408901	-0.55%	0	2006
	10.997673	11.471829	4.31%	0	2005
	10.629113	10.997673	3.47%	0	2004
	10.000000	10.629113	6.29%	0	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares - Q/NQ	8.279964	10.302502	24.43%	0	2009
	13.311047	8.279964	-37.80%	0	2008
	14.066810	13.311047	-5.37%	0	2007
	12.508529	14.066810	12.46%	0	2006
	12.397970	12.508529	0.89%	0	2005
	10.895591	12.397970	13.79%	0	2004
	10.000000	10.895591	8.96%	0	2003*

200

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Capital Manager Equity VIF (BBCMAG)
132,224 shares (cost $1,133,284)	$780,120
Large Cap VIF (BBGI)
223,162 shares (cost $2,869,525)	1,698,259
Mid Cap Growth VIF (BBCA)
127,264 shares (cost $1,627,579)	1,121,195
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
1,200,456 shares (cost $15,588,569)	16,110,122
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)
204,607 shares (cost $1,186,949)	1,198,996
U.S. Equity Flex I Portfolio (WSCP)
407,009 shares (cost $4,668,086)	5,075,399
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
1,976,383 shares (cost $8,463,306)	11,008,453
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
4,062 shares (cost $106,785)	113,463
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
4,188,139 shares (cost $125,496,364)	138,920,572
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2,781,087 shares (cost $11,063,364)	12,932,055
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
4,223,632 shares (cost $15,474,933)	19,217,525
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
675 shares (cost $5,937)	6,481
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2,464,116 shares (cost $116,933,094)	111,698,383
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,765,626 shares (cost $52,960,014)	79,594,400
Investors Growth Stock Series - Service Class (MIGSC)
20,247 shares (cost $183,740)	194,779
Mid Cap Growth Series - Service Class (MMCGSC)
356,235 shares (cost $2,047,266)	1,610,183
New Discovery Series - Service Class (MNDSC)
89,870 shares (cost $1,151,304)	1,172,805
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Value Series - Service Class (MVFSC)
3,151,674 shares (cost $39,114,449)	$36,811,553
Core Plus Fixed Income Portfolio - Class I (MSVFI)
417,860 shares (cost $4,157,916)	4,149,352
Core Plus Fixed Income Portfolio - Class II (MSVF2)
83,868 shares (cost $924,286)	826,096
Emerging Markets Debt Portfolio - Class I (MSEM)
1,722,019 shares (cost $13,709,402)	13,345,649
Mid Cap Growth Portfolio- class I (MSVMG)
5,920 shares (cost $47,276)	54,226
U.S. Real Estate Portfolio - Class I (MSVRE)
116,025 shares (cost $973,648)	1,177,650
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
88,414 shares (cost $982,217)	974,326
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
30,772 shares (cost $378,186)	392,041
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2,352,760 shares (cost $41,443,424)	36,891,283
American Funds NVIT Bond Fund - Class II (GVABD2)
2,975,116 shares (cost $29,612,031)	31,684,980
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
1,404,000 shares (cost $30,605,983)	27,757,075
American Funds NVIT Growth Fund - Class II (GVAGR2)
844,217 shares (cost $47,608,126)	38,842,420
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
363,019 shares (cost $12,213,170)	12,172,014
Federated NVIT High Income Bond Fund - Class I (HIBF)
5,817,580 shares (cost $43,538,866)	38,396,028
Federated NVIT High Income Bond Fund - Class III (HIBF3)
9,203,048 shares (cost $47,754,737)	60,648,084
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
195,896 shares (cost $2,606,293)	2,225,379
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
5,226,622 shares (cost $73,119,295)	59,269,892
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
98,295 shares (cost $1,276,172)	1,113,687
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2,724 shares (cost $31,330)	22,007
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Gartmore NVIT Global Utilities Fund - Class III (GVGU)
1,149,583 shares (cost $10,689,678)	$9,323,115
Gartmore NVIT International Equity Fund - Class I (GIG)
148,693 shares (cost $1,061,672)	1,191,035
Gartmore NVIT International Equity Fund - Class III (GIG3)
3,427,853 shares (cost $33,663,653)	27,491,377
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
7,027 shares (cost $66,273)	56,217
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
787,014 shares (cost $6,745,443)	8,043,283
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
634,256 shares (cost $9,037,699)	6,482,096
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
12,077,712 shares (cost $92,043,852)	102,056,670
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
519,818 shares (cost $3,862,430)	4,382,069
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
201 shares (cost $1,524)	1,693
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
281,874 shares (cost $1,938,505)	2,370,559
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
627,377 shares (cost $5,365,729)	5,985,178
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
442,562 shares (cost $3,830,136)	4,022,889
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
619,287 shares (cost $5,811,286)	6,230,029
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
1,385,333 shares (cost $11,365,125)	12,911,305
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
628,035 shares (cost $4,903,648)	5,551,826
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
630,757 shares (cost $5,581,283)	6,156,189
NVIT Core Bond Fund - Class I (NVCBD1)
708,096 shares (cost $7,211,751)	7,229,658
NVIT Core Bond Fund - Class II (NVCBD2)
65,567 shares (cost $659,077)	668,125
NVIT Core Plus Bond Fund - Class II (NVLCP2)
368,243 shares (cost $3,931,906)	3,969,658
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Fund - Class I (TRF)
15,858,917 shares (cost $155,170,148)	$128,615,815
NVIT Fund - Class II (TRF2)
106,022 shares (cost $1,035,595)	855,595
NVIT Global Financial Services Fund - Class I (GVGF1)
498 shares (cost $5,489)	3,713
NVIT Global Financial Services Fund - Class III (GVGFS)
580,187 shares (cost $4,131,337)	4,333,997
NVIT Government Bond Fund - Class I (GBF)
25,690,648 shares (cost $298,012,157)	301,608,212
NVIT Government Bond Fund - Class II (GBF2)
900,229 shares (cost $10,479,287)	10,532,676
NVIT Growth Fund - Class I (CAF)
2,531,095 shares (cost $25,412,558)	29,765,680
NVIT Health Sciences Fund - Class I (GVGH1)
6,963 shares (cost $72,043)	66,847
NVIT Health Sciences Fund - Class III (GVGHS)
1,395,824 shares (cost $13,922,071)	13,427,830
NVIT International Index Fund - Class VIII (GVIX8)
379,578 shares (cost $3,339,208)	3,074,585
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
6,311,288 shares (cost $69,587,700)	51,941,904
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
125,090 shares (cost $1,471,474)	1,504,832
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
59,153 shares (cost $728,383)	763,671
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
6,419,131 shares (cost $64,458,764)	63,356,823
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
32,570,619 shares (cost $341,868,650)	316,260,713
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
16,407,167 shares (cost $189,923,075)	154,063,298
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
10,236,976 shares (cost $109,272,618)	100,424,736
NVIT Leaders Fund - Class III (GVUSL)
706,304 shares (cost $8,943,371)	6,074,216
NVIT Mid Cap Index Fund - Class I (MCIF)
8,196,064 shares (cost $138,515,885)	121,465,663
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Money Market Fund - Class I (SAM)
397,255,008 shares (cost $397,255,008)	$397,255,008
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,267 shares (cost $10,869)	10,960
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
8,620,727 shares (cost $65,638,221)	74,483,081
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
278 shares (cost $3,734)	2,718
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,795,321 shares (cost $26,843,626)	17,576,195
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
95,048 shares (cost $1,396,649)	926,721
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,053,636 shares (cost $8,050,003)	9,156,098
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
126,900 shares (cost $980,346)	1,101,488
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
659,555 shares (cost $5,017,554)	5,500,687
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
12,840,373 shares (cost $93,919,120)	107,730,732
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
903,674 shares (cost $6,704,820)	7,545,677
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
8,913,306 shares (cost $72,994,819)	81,378,481
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2,262,601 shares (cost $30,637,372)	27,829,995
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
49,268 shares (cost $693,302)	594,660
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
14,522,843 shares (cost $164,432,631)	120,539,600
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
163,411 shares (cost $1,802,914)	1,336,700
NVIT Multi-Manager Small Company Fund - Class I (SCF)
8,722,894 shares (cost $179,460,800)	126,045,823
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
205,107 shares (cost $4,105,102)	2,898,155
NVIT Multi-Sector Bond Fund - Class I (MSBF)
9,804,003 shares (cost $83,471,226)	81,079,108
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Short Term Bond Fund - Class II (NVSTB2)
2,131,367 shares (cost $21,951,079)	$21,846,516
NVIT Technology & Communications Fund - Class I (GGTC)
282,552 shares (cost $976,959)	960,676
NVIT Technology & Communications Fund - Class III (GGTC3)
3,411,977 shares (cost $9,944,355)	11,703,081
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
31,915 shares (cost $326,026)	239,365
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
1,038,949 shares (cost $10,430,967)	7,854,457
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
104,634 shares (cost $1,423,435)	1,473,244
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
899 shares (cost $12,118)	12,650
Templeton NVIT International Value Fund - Class III (NVTIV3)
421,166 shares (cost $4,928,404)	5,854,212
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
3,395,574 shares (cost $27,066,535)	30,152,701
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
13,644,061 shares (cost $85,572,527)	99,601,646
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2,633,312 shares (cost $31,377,562)	29,545,763
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
364,417 shares (cost $4,021,945)	3,877,392
Low Duration Portfolio - Advisor Class (PMVLAD)
1,767,646 shares (cost $18,346,972)	17,870,898
V.I. Basic Balanced Fund - Series I (AVB)
40,031 shares (cost $384,759)	347,869
V.I. Basic Value Fund - Series II (AVBV2)
13,608 shares (cost $71,826)	80,967
V.I. Capital Appreciation Fund - Series I (AVCA)
4,999 shares (cost $113,498)	101,639
V.I. Capital Appreciation Fund - Series II (AVCA2)
61,308 shares (cost $1,045,608)	1,226,159
V.I. Capital Development Fund - Series II (AVCD2)
172,446 shares (cost $1,742,024)	1,895,186
V.I. Core Equity Fund - Series I (AVGI)
19,970 shares (cost $485,800)	497,644
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

V.I. Core Equity Fund - Series II (AVCE2)
44,663 shares (cost $1,027,132)	$1,105,404
V.I. Global Health Care Fund - Series I (IVHS)
7,426 shares (cost $115,747)	117,851
V.I. Global Real Estate Fund - Series I (IVRE)
25,548 shares (cost $348,947)	310,153
VPS Growth and Income Portfolio - Class B (ALVGIB)
108,543 shares (cost $2,372,046)	1,636,827
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
81,399 shares (cost $1,943,368)	2,012,188
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
600,119 shares (cost $6,920,397)	8,017,592
VP Income & Growth Fund - Class I (ACVIG)
13,186,485 shares (cost $86,551,676)	70,943,289
VP Income & Growth Fund - Class II (ACVIG2)
296,255 shares (cost $2,010,598)	1,593,851
VP Inflation Protection Fund - Class II (ACVIP2)
6,521,673 shares (cost $68,946,541)	69,977,548
VP International Fund - Class I (ACVI)
235,177 shares (cost $1,687,111)	1,817,921
VP International Fund - Class III (ACVI3)
19,807 shares (cost $135,245)	153,107
VP Mid Cap Value Fund - Class I (ACVMV1)
923,837 shares (cost $10,033,251)	11,196,900
VP Mid Cap Value Fund - Class II (ACVMV2)
35,137 shares (cost $454,805)	426,214
VP Ultra(R) Fund - Class I (ACVU1)
3,464 shares (cost $23,374)	28,130
VP Value Fund - Class I (ACVV)
33,951,707 shares (cost $233,748,484)	179,265,015
VP Value Fund - Class II (ACVV2)
776,479 shares (cost $5,375,681)	4,107,574
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,954,967 shares (cost $28,191,506)	28,810,927
Stock Index Fund, Inc. - Initial Shares (DSIF)
13,458,516 shares (cost $349,146,627)	354,093,560
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,744,499 shares (cost $41,989,660)	45,810,555
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
4,369 shares (cost $106,574)	$114,029
Appreciation Portfolio - Initial Shares (DCAP)
1,861,209 shares (cost $64,251,192)	58,441,971
Appreciation Portfolio - Service Shares (DCAPS)
56,576 shares (cost $1,957,936)	1,765,743
Developing Leaders Portfolio - Initial Shares (DSC)
6,716 shares (cost $237,743)	157,767
International Value Portfolio - Initial Shares (DVIV)
23,539 shares (cost $329,244)	257,049
Capital Appreciation Fund II - Service Shares (FCA2S)
98,987 shares (cost $528,750)	565,214
Clover Value Fund II - Service Shares (FALFS)
20,721 shares (cost $308,310)	187,110
High Income Bond Fund II - Service Shares (FHIBS)
540,819 shares (cost $3,503,151)	3,596,446
Market Opportunity Fund II - Service Shares (FVMOS)
312,705 shares (cost $3,168,086)	3,080,147
Quality Bond Fund II - Primary Shares (FQB)
13,918,642 shares (cost $155,071,709)	155,888,787
Quality Bond Fund II - Service Shares (FQBS)
598,729 shares (cost $6,528,343)	6,675,832
Contrafund Portfolio - Service Class 2 (FC2)
570,254 shares (cost $15,370,165)	11,570,454
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
155,621 shares (cost $1,655,680)	1,209,173
VIP Fund - Contrafund Portfolio - Service Class (FCS)
19,116,846 shares (cost $513,060,179)	392,851,188
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
1,561,827 shares (cost $30,129,519)	26,223,083
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
16,667,807 shares (cost $383,968,458)	279,185,770
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
457,308 shares (cost $10,492,357)	7,577,587
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
851,721 shares (cost $8,649,168)	8,321,311
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2,654 shares (cost $28,018)	25,849
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
679,123 shares (cost $6,676,739)	$6,451,665
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
15,618 shares (cost $151,713)	148,060
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
367,234 shares (cost $3,666,096)	3,312,453
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
39,946 shares (cost $438,652)	359,515
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
1,625,195 shares (cost $24,002,418)	23,532,823
VIP Fund - Growth Portfolio - Service Class (FGS)
5,723,188 shares (cost $163,029,975)	171,466,722
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
98,234 shares (cost $3,209,836)	2,922,453
VIP Fund - High Income Portfolio - Service Class (FHIS)
12,309,895 shares (cost $72,788,934)	64,750,047
VIP Fund - High Income Portfolio - Service Class R (FHISR)
8,316,377 shares (cost $36,807,339)	43,660,981
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
6,422,163 shares (cost $78,557,769)	79,570,601
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,452,096 shares (cost $40,911,410)	36,897,757
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
358,608 shares (cost $10,942,602)	9,001,050
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,560,098 shares (cost $25,763,601)	23,385,873
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
361,954 shares (cost $6,946,195)	5,356,924
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2,824,363 shares (cost $57,483,868)	42,280,713
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2,085,260 shares (cost $14,894,617)	16,077,356
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,549,757 shares (cost $55,182,960)	50,122,573
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
41,181 shares (cost $754,792)	653,130
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
1,373,836 shares (cost $16,647,158)	17,543,884
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
1,472,974 shares (cost $12,256,052)	$14,332,036
Templeton Foreign Securities Fund - Class 2 (TIF2)
2,338 shares (cost $33,974)	31,447
Templeton Foreign Securities Fund - Class 3 (TIF3)
832,971 shares (cost $10,657,008)	11,136,825
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2,834,126 shares (cost $47,610,919)	49,115,400
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
469,206 shares (cost $2,942,474)	3,350,133
Guardian Portfolio - I Class Shares (AMGP)
17,841 shares (cost $254,352)	285,105
International Portfolio - S Class Shares (AMINS)
147 shares (cost $1,239)	1,395
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
18,880 shares (cost $375,581)	401,001
Partners Portfolio - I Class Shares (AMTP)
51,398 shares (cost $498,692)	504,213
Regency Portfolio - S Class Shares (AMRS)
298 shares (cost $3,465)	3,933
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
147,560 shares (cost $1,357,948)	1,512,485
Socially Responsive Portfolio - I Class Shares (AMSRS)
295,395 shares (cost $4,396,822)	3,574,283
Capital Appreciation Fund/VA - Service Class (OVCAFS)
97,039 shares (cost $3,257,766)	3,555,516
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
3,952,554 shares (cost $122,454,168)	146,007,349
Global Securities Fund/VA - Class 3 (OVGS3)
3,894,835 shares (cost $114,015,221)	103,875,242
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,704,380 shares (cost $63,864,471)	71,666,075
Global Securities Fund/VA - Service Class (OVGSS)
121,410 shares (cost $2,689,586)	3,190,648
High Income Fund/VA - Class 3 (OVHI3)
1,085,036 shares (cost $1,819,300)	2,159,221
High Income Fund/VA - Non-Service Shares (OVHI)
62,425 shares (cost $496,227)	123,601
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

High Income Fund/VA - Service Class (OVHIS)
13,004 shares (cost $107,797)	$25,879
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
6,833,504 shares (cost $125,017,896)	124,233,103
Main Street Fund(R)/VA - Service Class (OVGIS)
179,899 shares (cost $3,533,393)	3,245,377
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
612,672 shares (cost $7,471,394)	8,822,471
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
12,239 shares (cost $195,426)	174,775
MidCap Fund/VA - Non-Service Shares (OVAG)
1,613,943 shares (cost $64,713,596)	58,941,206
Strategic Bond Fund/VA - Service Class (OVSBS)
847,307 shares (cost $4,545,192)	4,558,511
Real Return Portfolio - Administrative Class (PMVRRA)
62,923 shares (cost $786,178)	782,762
Series D (Global Series) (SBLD)
23,886 shares (cost $232,259)	211,630
Series J (Mid Cap Growth Series) (SBLJ)
4,704 shares (cost $102,699)	113,837
Series N (Managed Asset Allocation Series) (SBLN)
8,133 shares (cost $146,429)	146,311
Series O (All Cap Value Series) (SBLO)
36,689 shares (cost $651,748)	702,227
Series P (High Yield Series) (SBLP)
19,201 shares (cost $370,328)	445,463
Series Q (Small Cap Value Series) (SBLQ)
25,272 shares (cost $665,815)	697,507
Series V (Mid Cap Value Series) (SBLV)
41,133 shares (cost $1,824,365)	2,017,574
Series X (Small Cap Growth Series) (SBLX)
3,301 shares (cost $40,807)	47,931
Series Y (Select 25 Series) (SBLY)
2,944 shares (cost $21,186)	25,112
Total Return Portfolio - Administrative Class (PMVTRA)
227,336 shares (cost $2,413,176)	2,459,776
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
772 shares (cost $16,885)	11,122
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Capital Growth Portfolio - Class II (ACEG2)
60,496 shares (cost $1,405,842)	$1,694,501
Comstock Portfolio - Class II (ACC2)
861,954 shares (cost $10,288,692)	8,705,733
Diversified Stock Fund Class A Shares (VYDS)
631,400 shares (cost $6,477,852)	5,537,376
Micro-Cap Portfolio - Investment Class (ROCMC)
82,060 shares (cost $799,784)	782,032
Blue Chip Growth Portfolio - II (TRBCG2)
779,976 shares (cost $5,087,892)	7,409,769
Equity Income Portfolio - II (TREI2)
887,991 shares (cost $17,510,997)	15,637,526
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2,059,384 shares (cost $20,110,976)	23,085,697
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,684,169 shares (cost $24,663,285)	18,896,376
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
1,239,162 shares (cost $36,604,380)	36,257,885
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
514,053 shares (cost $13,460,044)	15,041,186
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
29,152,491 shares (cost $244,068,971)	268,940,472
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
6,799,267 shares (cost $48,041,190)	57,645,545
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
20,135,830 shares (cost $108,004,602)	110,739,012
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
13,741,304 shares (cost $133,437,354)	136,750,711
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
3,927,342 shares (cost $26,700,589)	23,420,313
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2,066,223 shares (cost $12,579,954)	10,865,852
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
8,174,968 shares (cost $54,402,565)	46,988,901
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
16,808,103 shares (cost $127,833,300)	155,947,257
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
25,788,751 shares (cost $82,781,638)	85,095,140
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
6,483,839 shares (cost $43,921,282)	$48,573,031
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
1,347,346 shares (cost $26,987,122)	20,722,993
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
257,867 shares (cost $4,554,767)	4,048,571
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2,223,976 shares (cost $14,011,608)	14,696,031
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
38,088,868 shares (cost $38,088,868)	38,088,868
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
1,246,301 shares (cost $6,120,716)	5,601,002
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
1,905,971 shares (cost $13,984,924)	9,792,495
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
6,010,669 shares (cost $80,510,446)	91,941,594
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
8,909,055 shares (cost $79,186,534)	72,810,140
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
649,733 shares (cost $9,157,994)	8,631,707
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
12,317,551 shares (cost $70,839,586)	63,368,873
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
21,342 shares (cost $278,280)	320,344
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
738,448 shares (cost $4,288,368)	$4,689,148

Total Investments	7,961,432,920

Accounts Receivable - Regency Portfolio - S Class Shares (AMRS)	258
Accounts Receivable - Mid Cap Growth Portfolio - class I (MSVMG)	1,663
Accounts Receivable - Limited-Term Bond Portfolio - II (TRLT2)	12,587

Total Assets	7,961,447,428

Accounts Payable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	20,938
Accounts Payable - International Portfolio - S Class Shares (AMINS)	1,395
Other Accounts Payable	33,454

$7,961,391,641

Contract Owners’ Equity:
Accumulation units	7,879,756,483
Contracts in payout (annuitization) period	81,634,158

Total Contract Owners’ Equity (note 5)	$7,961,391,641

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	JPMMV1

Reinvested dividends	$156,956,588	6,290	17,787	-	192,721	-	-	-
Mortality and expense risk charges (note 2)	(87,890,026)	(10,191)	(21,365)	(12,467)	(51,559)	(621)	(12,857)	(81,061)

Net investment income (loss)	69,066,562	(3,901)	(3,578)	(12,467)	141,162	(621)	(12,857)	(81,061)

Realized gain (loss) on investments	(679,416,549)	(269,562)	(805,753)	(187,904)	59,155	19	11,810	235,837
Change in unrealized gain (loss) on investments	2,141,717,605	400,950	1,071,310	438,221	521,553	12,049	407,313	2,545,147

Net gain (loss) on investments	1,462,301,056	131,388	265,557	250,317	580,708	12,068	419,123	2,780,984

Reinvested capital gains	109,584,169	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,640,951,787	127,487	261,979	237,850	721,870	11,447	406,266	2,699,923

Investment Activity:	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2	JAIGS	MIGSC

Reinvested dividends	$2,843	16,395	-	-	7,372	352,033	275,546	725
Mortality and expense risk charges (note 2)	(1,294)	(1,378,821)	(131,639)	(176,543)	(10,083)	(980,976)	(736,085)	(2,102)

Net investment income (loss)	1,549	(1,362,426)	(131,639)	(176,543)	(2,711)	(628,943)	(460,539)	(1,377)

Realized gain (loss) on investments	741	6,549,275	278,524	(23,221)	(787,140)	(3,933,548)	4,928,002	(1,393)
Change in unrealized gain (loss) on investments	16,911	38,820,781	5,154,528	7,483,498	906,460	47,489,460	31,358,613	56,691

Net gain (loss) on investments	17,652	45,370,056	5,433,052	7,460,277	119,320	43,555,912	36,286,615	55,298

Reinvested capital gains	3,877	-	-	-	-	2,369,924	1,949,340	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,078	44,007,630	5,301,413	7,283,734	116,609	45,296,893	37,775,416	53,921

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	MMCGSC	MNDSC	MVFSC	MSVFI	MSVF2	MSEM	MSVMG	MSVRE

Reinvested dividends	$-	-	375,667	540,774	72,137	1,038,574	-	2,710,772
Mortality and expense risk charges (note 2)	(26,044)	(17,628)	(386,137)	(66,284)	(16,546)	(151,439)	(79,371)	(578,570)

Net investment income (loss)	(26,044)	(17,628)	(10,470)	474,490	55,591	887,135	(79,371)	2,132,202

Realized gain (loss) on investments	(88,015)	(68,745)	(4,199,319)	(193,713)	(25,994)	(453,053)	(6,911,501)	(118,691,386)
Change in unrealized gain (loss) on investments	587,668	524,183	10,394,323	182,335	32,877	2,824,653	10,827,887	121,284,727

Net gain (loss) on investments	499,653	455,438	6,195,004	(11,378)	6,883	2,371,600	3,916,386	2,593,341

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$473,609	437,810	6,184,534	463,112	62,474	3,258,735	3,837,015	4,725,543

Investment Activity:	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

Reinvested dividends	$34,191	2,208	26,121	104,274	-	-	-	3,475,629
Mortality and expense risk charges (note 2)	(3,862)	(1,260)	(405,431)	(374,188)	(262,953)	(328,995)	(108,429)	(408,514)

Net investment income (loss)	30,329	948	(379,310)	(269,914)	(262,953)	(328,995)	(108,429)	3,067,115

Realized gain (loss) on investments	8,210	3,794	(2,838,254)	(3,729,975)	(2,508,317)	(3,543,526)	(1,263,463)	(4,148,468)
Change in unrealized gain (loss) on investments	(7,890)	13,851	9,026,556	7,240,981	8,592,064	9,293,715	3,531,610	14,256,487

Net gain (loss) on investments	320	17,645	6,188,302	3,511,006	6,083,747	5,750,189	2,268,147	10,108,019

Reinvested capital gains	4,490	13,244	836,324	9,965	1,761,984	3,122,179	244,640	-

Net increase (decrease) in contract owners’ equity resulting from operations	$35,139	31,837	6,645,316	3,251,057	7,582,778	8,543,373	2,404,358	13,175,134

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	HIBF3	GEM	GEM3	GEM6	GVGU1	GVGU	GIG	GIG3

Reinvested dividends	$4,417,749	24,370	616,008	9,632	857	364,866	9,269	239,842
Mortality and expense risk charges (note 2)	(582,586)	(20,845)	(555,922)	(16,231)	(270)	(121,227)	(10,178)	(277,345)

Net investment income (loss)	3,835,163	3,525	60,086	(6,599)	587	243,639	(909)	(37,503)

Realized gain (loss) on investments	(6,350,245)	(218,211)	(16,893,431)	(323,330)	(875)	(5,829,198)	(111,347)	(8,949,644)
Change in unrealized gain (loss) on investments	20,999,703	1,118,599	39,070,874	737,136	1,828	5,619,924	352,373	14,475,264

Net gain (loss) on investments	14,649,458	900,388	22,177,443	413,806	953	(209,274)	241,026	5,525,620

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18,484,621	903,913	22,237,529	407,207	1,540	34,365	240,117	5,488,117

Investment Activity:	NVIE6	GEF	GEF3	NVNMO1	NVNSR1	NVNSR2	NVCRA2	NVCRB2

Reinvested dividends	$330	75,915	59,493	69,812	22,442	1	17,688	94,332
Mortality and expense risk charges (note 2)	(490)	(78,510)	(65,616)	(426,509)	(53,615)	(12)	(20,894)	(52,118)

Net investment income (loss)	(160)	(2,595)	(6,123)	(356,697)	(31,173)	(11)	(3,206)	42,214

Realized gain (loss) on investments	(3,944)	253,741	(1,704,366)	973,687	(2,091,723)	1	(369,652)	(244,151)
Change in unrealized gain (loss) on investments	14,274	1,263,513	2,900,358	10,041,102	3,083,853	169	886,321	988,580

Net gain (loss) on investments	10,330	1,517,254	1,195,992	11,014,789	992,130	170	516,669	744,429

Reinvested capital gains	-	-	-	220,910	-	-	529	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,170	1,514,659	1,189,869	10,879,002	960,957	159	513,992	786,643

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2

Reinvested dividends	$59,684	130,496	189,367	54,002	108,568	145,810	12,681	97,609
Mortality and expense risk charges (note 2)	(53,495)	(52,596)	(120,444)	(41,175)	(51,841)	(52,463)	(7,674)	(20,330)

Net investment income (loss)	6,189	77,900	68,923	12,827	56,727	93,347	5,007	77,279

Realized gain (loss) on investments	(512,697)	(94,790)	(585,543)	(409,788)	(115,908)	126,672	3,675	74,825
Change in unrealized gain (loss) on investments	1,335,014	526,732	2,605,933	1,241,673	707,744	10,632	7,583	27,689

Net gain (loss) on investments	822,317	431,942	2,020,390	831,885	591,836	137,304	11,258	102,514

Reinvested capital gains	-	11,379	620	2,043	3,640	33,675	3,187	71,400

Net increase (decrease) in contract owners’ equity resulting from operations	$828,506	521,221	2,089,933	846,755	652,203	264,326	19,452	251,193

Investment Activity:	TRF	TRF2	GVGF1	GVGFS	GBF	GBF2	CAF	GVGH1

Reinvested dividends	$1,584,684	7,696	39	44,933	11,693,251	363,633	148,740	177
Mortality and expense risk charges (note 2)	(1,255,229)	(12,789)	(44)	(48,731)	(3,964,087)	(214,546)	(283,178)	(774)

Net investment income (loss)	329,455	(5,093)	(5)	(3,798)	7,729,164	149,087	(134,438)	(597)

Realized gain (loss) on investments	(13,766,520)	(41,969)	(630)	(2,226,308)	2,882,260	(139,562)	1,006,038	(3,992)
Change in unrealized gain (loss) on investments	39,345,162	196,791	1,717	3,488,754	(10,019,570)	(110,847)	6,655,242	14,445

Net gain (loss) on investments	25,578,642	154,822	1,087	1,262,446	(7,137,310)	(250,409)	7,661,280	10,453

Reinvested capital gains	-	-	-	-	4,461,069	155,671	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,908,097	149,729	1,082	1,258,648	5,052,923	54,349	7,526,842	9,856

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVGHS	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA

Reinvested dividends	$39,220	65,213	504,661	12,366	8,564	1,300,178	4,559,520	1,906,766
Mortality and expense risk charges (note 2)	(158,600)	(24,985)	(606,391)	(4,678)	(3,246)	(861,295)	(3,762,580)	(1,917,404)

Net investment income (loss)	(119,380)	40,228	(101,730)	7,688	5,318	438,883	796,940	(10,638)

Realized gain (loss) on investments	(4,891,975)	(499,950)	(5,708,040)	411	9,014	(2,079,314)	(12,417,527)	(8,221,910)
Change in unrealized gain (loss) on investments	6,261,895	1,085,420	14,175,669	33,357	35,288	6,448,554	54,473,664	31,899,916

Net gain (loss) on investments	1,369,920	585,470	8,467,629	33,768	44,302	4,369,240	42,056,137	23,678,006

Reinvested capital gains	-	-	2,648,715	10,743	3,978	338,752	6,890,545	6,127,577

Net increase (decrease) in contract owners’ equity resulting from operations	$1,250,540	625,698	11,014,614	52,199	53,598	5,146,875	49,743,622	29,794,945

Investment Activity:	GVDMC	GVUS1	GVUSL	MCIF	SAM	NVMIG1	NVMIG3	GVDIV2

Reinvested dividends	$1,778,789	11	48,032	1,050,521	279,167	-	268,545	44
Mortality and expense risk charges (note 2)	(1,292,879)	(12)	(65,018)	(1,265,086)	(6,181,237)	(8)	(340,827)	(30)

Net investment income (loss)	485,910	(1)	(16,986)	(214,565)	(5,902,070)	(8)	(72,282)	14

Realized gain (loss) on investments	(5,159,593)	(1,415)	(2,145,245)	(5,066,068)	-	-	(564,526)	(152)
Change in unrealized gain (loss) on investments	15,166,898	1,719	3,736,000	34,901,409	-	89	10,682,185	742

Net gain (loss) on investments	10,007,305	304	1,590,755	29,835,341	-	89	10,117,659	590

Reinvested capital gains	1,566,703	-	-	3,360,831	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,059,918	303	1,573,769	32,981,607	(5,902,070)	81	10,045,377	604

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2

Reinvested dividends	$375,781	15,304	29,113	2,348	27,172	-	-	381,405
Mortality and expense risk charges (note 2)	(212,505)	(13,739)	(39,700)	(7,560)	(34,394)	(551,450)	(35,244)	(369,434)

Net investment income (loss)	163,276	1,565	(10,587)	(5,212)	(7,222)	(551,450)	(35,244)	11,971

Realized gain (loss) on investments	(9,583,270)	(288,045)	117,088	9,185	176,869	956,178	54,026	(309,902)
Change in unrealized gain (loss) on investments	13,736,670	482,139	1,119,818	121,142	479,467	14,618,887	840,857	9,580,160

Net gain (loss) on investments	4,153,400	194,094	1,236,906	130,327	656,336	15,575,065	894,883	9,270,258

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,316,676	195,659	1,226,319	125,115	649,114	15,023,615	859,639	9,282,229

Investment Activity:	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2

Reinvested dividends	$-	-	641,368	6,665	312,030	4,232	7,423,622	280,542
Mortality and expense risk charges (note 2)	(300,305)	(9,891)	(1,258,232)	(22,446)	(1,284,797)	(49,120)	(893,575)	(128,788)

Net investment income (loss)	(300,305)	(9,891)	(616,864)	(15,781)	(972,767)	(44,888)	6,530,047	151,754

Realized gain (loss) on investments	(9,436,388)	(50,848)	(23,805,570)	(271,750)	(26,582,315)	(382,040)	(10,117,568)	198,733
Change in unrealized gain (loss) on investments	15,353,901	175,458	48,274,125	545,360	60,450,689	1,181,110	19,485,737	(86,287)

Net gain (loss) on investments	5,917,513	124,610	24,468,555	273,610	33,868,374	799,070	9,368,169	112,446

Reinvested capital gains	-	-	-	-	-	-	-	71,628

Net increase (decrease) in contract owners’ equity resulting from operations	$5,617,208	114,719	23,851,691	257,829	32,895,607	754,182	15,898,216	335,828

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GGTC	GGTC3	GVUG1	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF

Reinvested dividends	$-	-	-	-	1,466	-	18,151	329,232
Mortality and expense risk charges (note 2)	(8,699)	(82,737)	(3,867)	(91,617)	(2,904)	(54)	(28,364)	(338,542)

Net investment income (loss)	(8,699)	(82,737)	(3,867)	(91,617)	(1,438)	(54)	(10,213)	(9,310)

Realized gain (loss) on investments	(89,116)	(2,469,685)	(91,588)	(1,460,729)	5,055	1	96,170	(11,417,909)
Change in unrealized gain (loss) on investments	435,935	5,596,497	143,606	3,173,287	49,810	532	925,808	17,755,765

Net gain (loss) on investments	346,819	3,126,812	52,018	1,712,558	54,865	533	1,021,978	6,337,856

Reinvested capital gains	-	-	-	-	24,039	210	9,524	-

Net increase (decrease) in contract owners’ equity resulting from operations	$338,120	3,044,075	48,151	1,620,941	77,466	689	1,021,289	6,328,546

Investment Activity:	NVRE1	AMTB	PMVFAD	PMVLAD	AVB	AVBV2	AVCA	AVCA2

Reinvested dividends	$797,941	2,304,193	12,276	134,617	14,544	827	584	3,122
Mortality and expense risk charges (note 2)	(410,229)	(358,514)	(9,336)	(62,967)	(3,297)	(46,528)	(1,057)	(18,479)

Net investment income (loss)	387,712	1,945,679	2,940	71,650	11,247	(45,701)	(473)	(15,357)

Realized gain (loss) on investments	406,496	(2,370,986)	17,171	53,928	(35,375)	(2,494,621)	(3,163)	(653,222)
Change in unrealized gain (loss) on investments	14,255,390	3,884,748	(144,552)	(476,075)	84,838	4,135,944	18,958	847,275

Net gain (loss) on investments	14,661,886	1,513,762	(127,381)	(422,147)	49,463	1,641,323	15,795	194,053

Reinvested capital gains	317,124	-	52,958	752,997	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,366,722	3,459,441	(71,483)	402,500	60,710	1,595,622	15,322	178,696

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AVCD2	AVGI	AVCE2	IVHS	IVRE	AVLCG	ALVGIB	ALVPGB

Reinvested dividends	$-	8,104	17,011	365	-	-	54,152	-
Mortality and expense risk charges (note 2)	(18,555)	(5,042)	(21,903)	(1,005)	(2,797)	(1,630)	(27,691)	(30,964)

Net investment income (loss)	(18,555)	3,062	(4,892)	(640)	(2,797)	(1,630)	26,461	(30,964)

Realized gain (loss) on investments	(1,059,596)	(15,695)	(130,015)	(15,792)	(99,902)	(83,289)	(146,518)	(15,601)
Change in unrealized gain (loss) on investments	1,561,643	96,347	378,687	37,517	183,658	105,784	378,153	552,953

Net gain (loss) on investments	502,047	80,652	248,672	21,725	83,756	22,495	231,635	537,352

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$483,492	83,714	243,780	21,085	80,959	20,865	258,096	506,388

Investment Activity:	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2

Reinvested dividends	$35,245	3,326,365	67,436	1,181,305	749,453	633,401	315,331	12,222
Mortality and expense risk charges (note 2)	(78,148)	(775,324)	(28,927)	(802,365)	(227,052)	(209,693)	(98,290)	(5,436)

Net investment income (loss)	(42,903)	2,551,041	38,509	378,940	522,401	423,708	217,041	6,786

Realized gain (loss) on investments	(1,672,575)	(4,122,880)	(79,087)	279,678	(382,532)	(4,188,834)	(2,746,240)	(17,351)
Change in unrealized gain (loss) on investments	2,909,210	11,595,005	260,358	5,203,620	5,793,211	8,574,650	3,868,246	95,962

Net gain (loss) on investments	1,236,635	7,472,125	181,271	5,483,298	5,410,679	4,385,816	1,122,006	78,611

Reinvested capital gains	185,907	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,379,639	10,023,166	219,780	5,862,238	5,933,080	4,809,524	1,339,047	85,397

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	ACVU1	ACVU2	ACVV	ACVV2	ACVVS1	ACVVS2	DVSCS	DSIF

Reinvested dividends	$13,610	1,741	10,174,071	218,248	-	-	601,775	6,670,640
Mortality and expense risk charges (note 2)	(33,493)	(10,302)	(1,992,034)	(71,595)	(37,079)	(2,669)	(274,976)	(3,564,461)

Net investment income (loss)	(19,883)	(8,561)	8,182,037	146,653	(37,079)	(2,669)	326,799	3,106,179

Realized gain (loss) on investments	(3,220,488)	(409,142)	(39,690,837)	(742,671)	(4,259,450)	(220,605)	(13,196,435)	(6,831,586)
Change in unrealized gain (loss) on investments	3,911,438	545,505	58,222,005	1,224,611	4,669,213	245,455	12,778,447	54,567,717

Net gain (loss) on investments	690,950	136,363	18,531,168	481,940	409,763	24,850	(417,988)	47,736,131

Reinvested capital gains	-	-	-	-	-	-	4,079,322	20,763,529

Net increase (decrease) in contract owners’ equity resulting from operations	$671,067	127,802	26,713,205	628,593	372,684	22,181	3,988,133	71,605,839

Investment Activity:	DSRG	DSRGS	DCAP	DCAPS	DSC	DVIV	FCA2S	FALFS

Reinvested dividends	$405,641	674	1,455,996	48,278	2,044	10,323	3,984	4,185
Mortality and expense risk charges (note 2)	(446,405)	(1,854)	(614,870)	(33,309)	(1,541)	(3,346)	(10,620)	(3,608)

Net investment income (loss)	(40,764)	(1,180)	841,126	14,969	503	6,977	(6,636)	577

Realized gain (loss) on investments	340,147	(10)	(3,114,475)	(142,826)	(10,035)	(1,733)	16,943	(59,811)
Change in unrealized gain (loss) on investments	11,413,547	30,275	8,565,347	254,207	40,653	62,504	45,309	77,495

Net gain (loss) on investments	11,753,694	30,265	5,450,872	111,381	30,618	60,771	62,252	17,684

Reinvested capital gains	-	-	4,248,521	159,016	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,712,930	29,085	10,540,519	285,366	31,121	67,748	55,616	18,261

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FHIBS	FVMOS	FQB	FQBS	FC2	FVSS2	FCS	FNRS2

Reinvested dividends	$355,633	104,545	10,490,209	411,345	118,267	3,672	4,474,615	51,054
Mortality and expense risk charges (note 2)	(60,756)	(61,780)	(1,845,295)	(119,390)	(188,189)	(19,980)	(4,025,489)	(258,463)

Net investment income (loss)	294,877	42,765	8,644,914	291,955	(69,922)	(16,308)	449,126	(207,409)

Realized gain (loss) on investments	(251,671)	63,058	(4,351,727)	(239,255)	(367,177)	(423,541)	(9,349,615)	(8,994,144)
Change in unrealized gain (loss) on investments	1,273,309	(100,637)	22,969,480	1,024,685	3,402,497	918,885	112,944,656	17,283,512

Net gain (loss) on investments	1,021,638	(37,579)	18,617,753	785,430	3,035,320	495,344	103,595,041	8,289,368

Reinvested capital gains	-	106,126	-	-	2,859	-	95,326	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,316,515	111,312	27,262,667	1,077,385	2,968,257	479,036	104,139,493	8,081,959

Investment Activity:	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2

Reinvested dividends	$5,423,531	138,307	296,161	891	193,903	4,156	62,146	6,437
Mortality and expense risk charges (note 2)	(2,904,878)	(125,649)	(92,702)	(279)	(63,783)	(1,721)	(30,386)	(4,847)

Net investment income (loss)	2,518,653	12,658	203,459	612	130,120	2,435	31,760	1,590

Realized gain (loss) on investments	(21,060,117)	(676,225)	(1,238,428)	(1,391)	(1,193,894)	(3,843)	(657,992)	(28,930)
Change in unrealized gain (loss) on investments	82,099,875	2,316,109	2,605,255	4,898	2,282,203	27,269	1,311,464	107,454

Net gain (loss) on investments	61,039,758	1,639,884	1,366,827	3,507	1,088,309	23,426	653,472	78,524

Reinvested capital gains	-	-	66,383	186	72,898	1,260	37,534	4,464

Net increase (decrease) in contract owners’ equity resulting from operations	$63,558,411	1,652,542	1,636,669	4,305	1,291,327	27,121	722,766	84,578

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FGOS	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2

Reinvested dividends	$76,572	517,771	5,239	4,607,813	3,118,366	5,774,914	186,251	36,252
Mortality and expense risk charges (note 2)	(218,614)	(1,766,486)	(51,301)	(692,459)	(413,086)	(786,351)	(336,454)	(151,283)

Net investment income (loss)	(142,042)	(1,248,715)	(46,062)	3,915,354	2,705,280	4,988,563	(150,203)	(115,031)

Realized gain (loss) on investments	(1,283,016)	1,146,420	(17,209)	(6,426,537)	(2,907,003)	92,206	(3,751,495)	(266,661)
Change in unrealized gain (loss) on investments	9,078,300	37,767,384	699,170	24,264,875	12,952,030	3,537,944	13,063,566	2,947,511

Net gain (loss) on investments	7,795,284	38,913,804	681,961	17,838,338	10,045,027	3,630,150	9,312,071	2,680,850

Reinvested capital gains	-	135,846	2,341	-	-	280,887	166,121	41,280

Net increase (decrease) in contract owners’ equity resulting from operations	$7,653,242	37,800,935	638,240	21,753,692	12,750,307	8,899,600	9,327,989	2,607,099

Investment Activity:	FOS	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3

Reinvested dividends	$424,364	93,554	773,884	67,310	3,188,989	8,865	227,062	266,403
Mortality and expense risk charges (note 2)	(232,021)	(91,745)	(451,011)	(153,433)	(472,673)	(9,262)	(169,065)	(110,579)

Net investment income (loss)	192,343	1,809	322,873	(86,123)	2,716,316	(397)	57,997	155,824

Realized gain (loss) on investments	(818,682)	(159,778)	(2,918,825)	(10,648,667)	(3,933,797)	(28,427)	(3,972,025)	(3,560,166)
Change in unrealized gain (loss) on investments	5,401,185	1,198,551	10,854,503	16,182,156	13,010,258	114,005	6,859,070	8,512,987

Net gain (loss) on investments	4,582,503	1,038,773	7,935,678	5,533,489	9,076,461	85,578	2,887,045	4,952,821

Reinvested capital gains	69,697	16,122	126,166	-	-	-	625,297	24,970

Net increase (decrease) in contract owners’ equity resulting from operations	$4,844,543	1,056,704	8,384,717	5,447,366	11,792,777	85,181	3,570,339	5,133,615

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	TIF2	TIF3	FTVGI3	FTVFA2	AMGP	AMINS	AMCG	AMTP

Reinvested dividends	$1,637	359,740	6,099,529	75,007	2,878	42	-	10,886
Mortality and expense risk charges (note 2)	(465)	(109,866)	(510,021)	(21,309)	(258,784)	(11,941)	(441,523)	(330,526)

Net investment income (loss)	1,172	249,874	5,589,508	53,698	(255,906)	(11,899)	(441,523)	(319,640)

Realized gain (loss) on investments	(4,239)	(5,330,269)	601,497	(75,983)	1,490,078	(915,404)	2,438,296	(48,266,083)
Change in unrealized gain (loss) on investments	10,892	7,064,420	783,873	503,967	3,597,567	1,231,409	5,956,056	63,903,225

Net gain (loss) on investments	6,653	1,734,151	1,385,370	427,984	5,087,645	316,005	8,394,352	15,637,142

Reinvested capital gains	2,020	434,845	-	-	-	-	-	48,357

Net increase (decrease) in contract owners’ equity resulting from operations	$9,845	2,418,870	6,974,878	481,682	4,831,739	304,106	7,952,829	15,365,859

Investment Activity:	AMRS	AMFAS	AMSRS	OVCAFS	OVGR	OVGS3	OVGS	OVGSS

Reinvested dividends	$32	-	71,058	224	445,819	2,135,689	1,549,968	61,066
Mortality and expense risk charges (note 2)	(20,151)	(17,378)	(38,943)	(58,182)	(1,533,969)	(1,114,554)	(771,937)	(55,790)

Net investment income (loss)	(20,119)	(17,378)	32,115	(57,958)	(1,088,150)	1,021,135	778,031	5,276

Realized gain (loss) on investments	(1,711,142)	(411,072)	(940,646)	90,471	3,283,907	(4,202,394)	3,057,837	209,682
Change in unrealized gain (loss) on investments	2,204,244	668,003	1,734,978	1,112,075	45,618,716	31,249,377	15,888,598	669,885

Net gain (loss) on investments	493,102	256,931	794,332	1,202,546	48,902,623	27,046,983	18,946,435	879,567

Reinvested capital gains	47	-	-	-	-	2,040,532	1,477,876	67,718

Net increase (decrease) in contract owners’ equity resulting from operations	$473,030	239,553	826,447	1,144,588	47,814,473	30,108,650	21,202,342	952,561

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	OVHI3	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG

Reinvested dividends	$-	-	-	2,296,446	50,387	76,139	971	-
Mortality and expense risk charges (note 2)	(17,897)	(1,622)	(297)	(1,313,637)	(54,648)	(98,464)	(1,895)	(588,808)

Net investment income (loss)	(17,897)	(1,622)	(297)	982,809	(4,261)	(22,325)	(924)	(588,808)

Realized gain (loss) on investments	(533,695)	(123,303)	(11,633)	(915,631)	(32,191)	(1,684,312)	(6,232)	(2,298,344)
Change in unrealized gain (loss) on investments	983,470	149,471	17,230	27,014,066	738,143	4,800,249	53,849	17,451,483

Net gain (loss) on investments	449,775	26,168	5,597	26,098,435	705,952	3,115,937	47,617	15,153,139

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$431,878	24,546	5,300	27,081,244	701,691	3,093,612	46,693	14,564,331

Investment Activity:	OVSBS	PMVRRA	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ

Reinvested dividends	$9,877	22,010	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(72,669)	(7,984)	(2,122)	(776)	(1,307)	(7,898)	(3,000)	(6,516)

Net investment income (loss)	(62,792)	14,026	(2,122)	(776)	(1,307)	(7,898)	(3,000)	(6,516)

Realized gain (loss) on investments	(54,957)	(19,655)	(16,029)	(17,512)	(6,344)	(160,114)	4,857	(24,589)
Change in unrealized gain (loss) on investments	702,990	87,656	55,934	42,373	33,614	366,385	125,917	287,895

Net gain (loss) on investments	648,033	68,001	39,905	24,861	27,270	206,271	130,774	263,306

Reinvested capital gains	3,096	28,923	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$588,337	110,950	37,783	24,085	25,963	198,373	127,774	256,790

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SBLV	SBLX	SBLY	PMVTRA	PVGIB	ACEG2	ACC2	VYDS

Reinvested dividends	$-	-	-	106,401	268	-	352,265	44,325
Mortality and expense risk charges (note 2)	(18,261)	(307)	(230)	(22,269)	(129)	(27,336)	(149,191)	(65,174)

Net investment income (loss)	(18,261)	(307)	(230)	84,132	139	(27,336)	203,074	(20,849)

Realized gain (loss) on investments	(49,996)	(3,890)	474	32	(5,652)	48,582	(269,348)	(545,263)
Change in unrealized gain (loss) on investments	686,118	13,196	5,463	86,403	7,561	677,709	1,932,263	1,764,076

Net gain (loss) on investments	636,122	9,306	5,937	86,435	1,909	726,291	1,662,915	1,218,813

Reinvested capital gains	-	-	-	74,667	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$617,861	8,999	5,707	245,234	2,048	698,955	1,865,989	1,197,964

Investment Activity:	ROCMC	TRBCG2	TREI2	TRLT2	VWEMR	VWEM	VWHAR	VWHA

Reinvested dividends	$-	-	235,425	412,415	19,846	25,013	70,838	34,776
Mortality and expense risk charges (note 2)	(6,549)	(122,671)	(163,657)	(145,579)	(176,614)	(159,580)	(323,903)	(138,894)

Net investment income (loss)	(6,549)	(122,671)	71,768	266,836	(156,768)	(134,567)	(253,065)	(104,118)

Realized gain (loss) on investments	(100,256)	(5,034,040)	(4,553,780)	454,676	(7,035,063)	(3,889,732)	(4,167,125)	504,098
Change in unrealized gain (loss) on investments	383,373	9,395,817	7,167,373	324,300	17,240,733	13,681,766	17,024,224	5,264,923

Net gain (loss) on investments	283,117	4,361,777	2,613,593	778,976	10,205,670	9,792,034	12,857,099	5,769,021

Reinvested capital gains	-	-	-	-	802,362	1,011,248	140,476	68,964

Net increase (decrease) in contract owners’ equity resulting from operations	$276,568	4,239,106	2,685,361	1,045,812	10,851,264	10,668,715	12,744,510	5,733,867

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR	WRGP

Reinvested dividends	$881,683	1,174,111	4,340,735	1,337,433	223,206	-	-	567,220
Mortality and expense risk charges (note 2)	(2,905,163)	(670,523)	(1,342,473)	(1,530,268)	(269,631)	(113,104)	(462,391)	(1,759,562)

Net investment income (loss)	(2,023,480)	503,588	2,998,262	(192,835)	(46,425)	(113,104)	(462,391)	(1,192,342)

Realized gain (loss) on investments	6,318,051	1,795,582	(1,248,237)	(6,021,980)	(730,970)	(643,484)	(1,426,307)	(630,027)
Change in unrealized gain (loss) on investments	22,928,585	3,538,066	4,745,812	32,181,263	3,940,788	3,749,945	20,367,361	30,999,530

Net gain (loss) on investments	29,246,636	5,333,648	3,497,575	26,159,283	3,209,818	3,106,461	18,941,054	30,369,503

Reinvested capital gains	23,828,981	337,991	-	-	-	-	-	4,191,940

Net increase (decrease) in contract owners’ equity resulting from operations	$51,052,137	6,175,227	6,495,837	25,966,448	3,163,393	2,993,357	18,478,663	33,369,101

Investment Activity:	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP	WRRESP

Reinvested dividends	$6,594,398	658,128	609,757	-	-	580,314	324,063	264,454
Mortality and expense risk charges (note 2)	(862,089)	(517,829)	(209,394)	(39,050)	(135,137)	(653,094)	(69,733)	(101,887)

Net investment income (loss)	5,732,309	140,299	400,363	(39,050)	(135,137)	(72,780)	254,330	162,567

Realized gain (loss) on investments	(269,739)	2,237,652	(2,488,334)	(348,170)	(701,518)	-	(293,975)	(2,178,321)
Change in unrealized gain (loss) on investments	21,265,608	7,178,898	6,156,159	1,492,389	4,902,103	-	436,785	3,576,435

Net gain (loss) on investments	20,995,869	9,416,550	3,667,825	1,144,219	4,200,585	-	142,810	1,398,114

Reinvested capital gains	-	-	980,727	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,728,178	9,556,849	5,048,915	1,105,169	4,065,448	(72,780)	397,140	1,560,681

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG	WIEP	WVCP

Reinvested dividends	$-	275,635	-	1,223,777	-	-	8	25,302
Mortality and expense risk charges (note 2)	(969,244)	(772,086)	(92,700)	(726,093)	(510,896)	(16,563)	(18,178)	(9,265)

Net investment income (loss)	(969,244)	(496,451)	(92,700)	497,684	(510,896)	(16,563)	(18,170)	16,037

Realized gain (loss) on investments	2,351,564	448,289	(1,055,510)	(1,567,132)	(34,456,674)	97,997	441,743	(38,972)
Change in unrealized gain (loss) on investments	21,764,143	18,757,875	3,050,968	14,055,829	53,085,484	400,780	(67,524)	279,387

Net gain (loss) on investments	24,115,707	19,206,164	1,995,458	12,488,697	18,628,810	498,777	374,219	240,415

Reinvested capital gains	5,252,733	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$28,399,196	18,709,713	1,902,758	12,986,381	18,117,914	482,214	356,049	256,452

Investment Activity:	BF	SGRF	JPMCVP	WGIP

Reinvested dividends	$401,477	-	245,162	284,500
Mortality and expense risk charges (note 2)	(187,033)	(86,529)	(35,916)	(34,852)

Net investment income (loss)	214,444	(86,529)	209,246	249,648

Realized gain (loss) on investments	(18,309,048)	(11,029,249)	(6,435,488)	(2,901,776)
Change in unrealized gain (loss) on investments	16,886,732	12,134,483	5,690,300	3,465,093

Net gain (loss) on investments	(1,422,316)	1,105,234	(745,188)	563,317

Reinvested capital gains	-	-	22,194	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,207,872)	1,018,705	(513,748)	812,965

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		BBCMAG		BBGI		BBCA
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$69,066,562	68,923,673	(3,901)	(640)	(3,578)	8,001	(12,467)	(32,507)
Realized gain (loss) on investments	(679,416,549)	141,760,105	(269,562)	23,632	(805,753)	42,097	(187,904)	398,820
Change in unrealized gain (loss) on investments	2,141,717,605	(4,994,288,537)	400,950	(987,215)	1,071,310	(2,360,377)	438,221	(2,399,080)
Reinvested capital gains	109,584,169	614,502,928	-	315,512	-	715,977	-	445,954

Net increase (decrease) in contract owners’ equity resulting from operations	1,640,951,787	(4,169,101,831)	127,487	(648,711)	261,979	(1,594,302)	237,850	(1,586,813)

Equity transactions:
Purchase payments received from contract owners (note 3)	213,963,897	292,474,959	(8,897)	81,282	25,760	24,947	15,355	21,498
Transfers between funds	-	-	(123)	(211,732)	(346,129)	(841,233)	(12)	(657,558)
Redemptions (note 3)	(1,535,732,127)	(2,482,867,821)	(221,819)	(329,680)	(336,773)	(560,500)	(244,251)	(498,807)
Annuity benefits	(5,109,456)	(6,479,048)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(226,624)	(324,720)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,951,708)	(8,501,724)	(580)	(833)	(159)	(2,570)	(89)	(2,140)
Adjustments to maintain reserves	(110,835)	397,026	(28)	(58)	(31)	(101)	(52)	(53)

Net equity transactions	(1,331,166,853)	(2,205,301,328)	(231,447)	(461,021)	(657,332)	(1,379,457)	(229,049)	(1,137,060)

Net change in contract owners’ equity	309,784,934	(6,374,403,159)	(103,960)	(1,109,732)	(395,353)	(2,973,759)	8,801	(2,723,873)
Contract owners’ equity beginning of period	7,651,606,707	14,026,009,866	884,049	1,993,781	2,093,573	5,067,332	1,112,358	3,836,231

Contract owners’ equity end of period	$7,961,391,641	7,651,606,707	780,089	884,049	1,698,220	2,093,573	1,121,159	1,112,358

CHANGES IN UNITS:
Beginning units	721,371,476	874,752,300	110,981	152,662	261,627	393,076	117,435	194,644
Units purchased	275,440,652	329,568,328	1,099	7,786	9,325	14,194	8,541	9,058
Units redeemed	(365,779,673)	(482,949,152)	(32,558)	(49,467)	(89,789)	(145,643)	(32,300)	(86,267)

Ending units	631,032,455	721,371,476	79,522	110,981	181,163	261,627	93,676	117,435

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MLVGA3		CSIEF3		WSCP		JPMMV1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$141,162	-	(621)	-	(12,857)	-	(81,061)	-
Realized gain (loss) on investments	59,155	-	19	-	11,810	-	235,837	-
Change in unrealized gain (loss) on investments	521,553	-	12,049	-	407,313	-	2,545,147	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	721,870	-	11,447	-	406,266	-	2,699,923	-

Equity transactions:
Purchase payments received from contract owners (note 3)	270,186	-	55	-	18,839	-	42,418	-
Transfers between funds	15,799,366	-	1,185,824	-	4,778,356	-	9,246,326	-
Redemptions (note 3)	(676,123)	-	(1,827)	-	(128,128)	-	(988,531)	-
Annuity benefits	(3,681)	-	-	-	-	-	(1,362)	-
Contract maintenance charges (note 2)	(21)	-	-	-	(24)	-	(190)	-
Contingent deferred sales charges (note 2)	(1,476)	-	(5)	-	(19)	-	(1,003)	-
Adjustments to maintain reserves	(112)	-	(46)	-	11	-	2,339	-

Net equity transactions	15,388,139	-	1,184,001	-	4,669,035	-	8,299,997	-

Net change in contract owners’ equity	16,110,009	-	1,195,448	-	5,075,301	-	10,999,920	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$16,110,009	-	1,195,448	-	5,075,301	-	10,999,920	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	1,472,293	-	118,413	-	485,940	-	1,121,053	-
Units redeemed	(142,768)	-	(180)	-	(20,889)	-	(199,415)	-

Ending units	1,329,525	-	118,233	-	465,051	-	921,638	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JABS		JACAS		JAGTS2		JAGTS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,549	840	(1,362,426)	(2,114,763)	(131,639)	(155,741)	(176,543)	(238,889)
Realized gain (loss) on investments	741	170	6,549,275	36,028,375	278,524	687,087	(23,221)	690,275
Change in unrealized gain (loss) on investments	16,911	(17,008)	38,820,781	(128,871,167)	5,154,528	(8,720,454)	7,483,498	(13,793,583)
Reinvested capital gains	3,877	1,928	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,078	(14,070)	44,007,630	(94,957,555)	5,301,413	(8,189,108)	7,283,734	(13,342,197)

Equity transactions:
Purchase payments received from contract owners (note 3)	50	-	2,743,945	3,112,750	602,350	775,081	211,803	230,217
Transfers between funds	6,108	79,385	5,252,337	868,058	709,197	(634,197)	(606,592)	(1,805,811)
Redemptions (note 3)	(6,892)	(6,656)	(18,927,419)	(40,583,636)	(2,356,313)	(2,935,255)	(2,072,844)	(5,496,738)
Annuity benefits	(282)	-	(25,688)	(37,253)	-	-	(1,833)	(2,421)
Contract maintenance charges (note 2)	-	-	(3,141)	(4,319)	(490)	(459)	(712)	(1,480)
Contingent deferred sales charges (note 2)	-	-	(51,463)	(107,794)	(10,197)	(16,308)	(3,612)	(5,911)
Adjustments to maintain reserves	(14)	113	57,400	86,097	74,097	(74,995)	(5,423)	22,186

Net equity transactions	(1,030)	72,842	(10,954,029)	(36,666,097)	(981,356)	(2,886,133)	(2,479,213)	(7,059,958)

Net change in contract owners’ equity	22,048	58,772	33,053,601	(131,623,652)	4,320,057	(11,075,241)	4,804,521	(20,402,155)
Contract owners’ equity beginning of period	91,385	32,613	105,919,792	237,543,444	8,611,584	19,686,825	14,408,805	34,810,960

Contract owners’ equity end of period	$113,433	91,385	138,973,393	105,919,792	12,931,641	8,611,584	19,213,326	14,408,805

CHANGES IN UNITS:
Beginning units	7,919	2,342	15,992,721	19,196,350	1,067,580	1,356,019	5,376,361	7,228,127
Units purchased	1,152	6,157	4,124,757	7,946,503	718,595	422,047	47,000	497,940
Units redeemed	(1,144)	(580)	(5,427,913)	(11,150,132)	(754,789)	(710,486)	(805,237)	(2,349,706)

Ending units	7,927	7,919	14,689,565	15,992,721	1,031,386	1,067,580	4,618,124	5,376,361

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JARLCS		JAIGS2		JAIGS		MIGSC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,711)	(13,905)	(628,943)	2,001,349	(460,539)	1,637,524	(1,377)	(2,072)
Realized gain (loss) on investments	(787,140)	(248,707)	(3,933,548)	20,122,672	4,928,002	18,441,362	(1,393)	2,575
Change in unrealized gain (loss) on investments	906,460	(954,111)	47,489,460	(122,594,162)	31,358,613	(102,734,913)	56,691	(104,015)
Reinvested capital gains	-	147,027	2,369,924	18,856,175	1,949,340	15,048,524	-	10,494

Net increase (decrease) in contract owners’ equity resulting from operations	116,609	(1,069,696)	45,296,893	(81,613,966)	37,775,416	(67,607,503)	53,921	(93,018)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,613	23,388	2,925,196	3,660,114	886,150	1,047,864	(195)	(6)
Transfers between funds	(1,597,596)	161,370	15,394,785	(14,771,518)	(2,752,353)	(7,174,128)	5,393	(4,076)
Redemptions (note 3)	(123,657)	(654,840)	(13,437,090)	(24,069,227)	(10,519,223)	(26,348,234)	(5,641)	(11,265)
Annuity benefits	(636)	(310)	(23,173)	(67,957)	(15,338)	(23,074)	(5,842)	(6,696)
Contract maintenance charges (note 2)	(10)	(2)	(3,027)	(2,943)	(1,549)	(4,626)	-	(2)
Contingent deferred sales charges (note 2)	(469)	(1,485)	(48,397)	(87,615)	(17,582)	(23,357)	(17)	(179)
Adjustments to maintain reserves	(106)	(103)	(4,598)	26,370	(2,088)	56,010	97	668

Net equity transactions	(1,718,861)	(471,982)	4,803,696	(35,312,776)	(12,421,983)	(32,469,545)	(6,205)	(21,556)

Net change in contract owners’ equity	(1,602,252)	(1,541,678)	50,100,589	(116,926,742)	25,353,433	(100,077,048)	47,716	(114,574)
Contract owners’ equity beginning of period	1,608,689	3,150,367	61,595,911	178,522,653	54,239,408	154,316,456	147,243	261,817

Contract owners’ equity end of period	$6,437	1,608,689	111,696,500	61,595,911	79,592,841	54,239,408	194,959	147,243

CHANGES IN UNITS:
Beginning units	140,574	177,353	4,486,666	6,157,632	6,684,942	8,694,808	18,125	20,042
Units purchased	45,295	66,214	2,024,382	2,032,442	124,988	763,914	688	84
Units redeemed	(185,394)	(102,993)	(1,921,319)	(3,703,408)	(1,251,853)	(2,773,780)	(1,350)	(2,001)

Ending units	475	140,574	4,589,729	4,486,666	5,558,077	6,684,942	17,463	18,125

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MMCGSC		MNDSC		MVFSC		MSVFI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(26,044)	(41,644)	(17,628)	(19,405)	(10,470)	(65,618)	474,490	332,635
Realized gain (loss) on investments	(88,015)	79,081	(68,745)	(12,891)	(4,199,319)	(845,018)	(193,713)	(1,295,605)
Change in unrealized gain (loss) on investments	587,668	(1,819,815)	524,183	(676,408)	10,394,323	(16,140,076)	182,335	(306,788)
Reinvested capital gains	-	319,435	-	214,547	-	1,745,231	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	473,609	(1,462,943)	437,810	(494,157)	6,184,534	(15,305,481)	463,112	(1,269,758)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,485	6,943	1,230	6,459	816,327	928,426	129,846	419,365
Transfers between funds	6,539	(148,555)	84,239	(366)	5,359,412	5,626,261	(3,023,753)	(184,643)
Redemptions (note 3)	(169,267)	(118,741)	(53,851)	(101,436)	(4,251,942)	(5,270,103)	(1,106,061)	(2,529,890)
Annuity benefits	-	-	-	-	(17,140)	(29,551)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,063)	(385)	(303)	(539)
Contingent deferred sales charges (note 2)	(1,736)	(568)	(262)	(822)	(11,001)	(13,194)	(4,221)	(13,586)
Adjustments to maintain reserves	(65)	(46)	286	(46,621)	21,045	(279)	2,059	125

Net equity transactions	(163,044)	(260,967)	31,642	(142,786)	1,915,638	1,241,175	(4,002,433)	(2,309,168)

Net change in contract owners’ equity	310,565	(1,723,910)	469,452	(636,943)	8,100,172	(14,064,306)	(3,539,321)	(3,578,926)
Contract owners’ equity beginning of period	1,299,560	3,023,470	703,563	1,340,506	28,710,789	42,775,095	7,688,511	11,267,437

Contract owners’ equity end of period	$1,610,125	1,299,560	1,173,015	703,563	36,810,961	28,710,789	4,149,190	7,688,511

CHANGES IN UNITS:
Beginning units	234,916	259,737	101,953	114,943	3,458,496	3,388,372	797,752	1,037,706
Units purchased	20,743	8,125	25,562	12,289	2,046,178	2,174,589	873,688	1,037,826
Units redeemed	(45,625)	(32,946)	(21,022)	(25,279)	(1,808,251)	(2,104,465)	(1,274,343)	(1,277,780)

Ending units	210,034	234,916	106,493	101,953	3,696,423	3,458,496	397,097	797,752

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVF2		MSEM		MSVMG		MSVRE

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$55,591	30,084	887,135	1,061,196	(79,371)	(73,239)	2,132,202	3,637,828
Realized gain (loss) on investments	(25,994)	(32,030)	(453,053)	(1,325,540)	(6,911,501)	(1,419,494)	(118,691,386)	(10,205,933)
Change in unrealized gain (loss) on investments	32,877	(147,097)	2,824,653	(3,434,427)	10,827,887	(13,899,671)	121,284,727	(123,544,689)
Reinvested capital gains	-	-	-	735,547	-	4,929,728	-	62,046,801

Net increase (decrease) in contract owners’ equity resulting from operations	62,474	(149,043)	3,258,735	(2,963,224)	3,837,015	(10,462,676)	4,725,543	(68,065,993)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	51,490	106,914	97,050	250,427	299,568	776,904	3,946,915
Transfers between funds	14,018	(87,550)	(822,603)	(2,324,404)	(12,017,677)	(1,333,768)	(92,059,094)	(17,299,231)
Redemptions (note 3)	(114,584)	(87,893)	(2,296,012)	(3,856,527)	(1,454,122)	(5,449,125)	(7,924,155)	(32,420,621)
Annuity benefits	(10,781)	(8,248)	(9,846)	(10,295)	(3,390)	(4,878)	(25,093)	(78,227)
Contract maintenance charges (note 2)	-	-	(336)	(471)	(221)	(380)	(2,294)	(5,167)
Contingent deferred sales charges (note 2)	(858)	(1,412)	(5,906)	(12,513)	(2,038)	(12,770)	(27,812)	(140,483)
Adjustments to maintain reserves	(61)	852	(654)	739	(47,959)	3,821	4,197	6,714

Net equity transactions	(112,266)	(132,761)	(3,028,443)	(6,106,421)	(13,274,980)	(6,497,532)	(99,257,347)	(45,990,100)

Net change in contract owners’ equity	(49,792)	(281,804)	230,292	(9,069,645)	(9,437,965)	(16,960,208)	(94,531,804)	(114,056,093)
Contract owners’ equity beginning of period	875,862	1,157,666	13,115,046	22,184,691	9,493,854	26,454,062	95,712,403	209,768,496

Contract owners’ equity end of period	$826,070	875,862	13,345,338	13,115,046	55,889	9,493,854	1,180,599	95,712,403

CHANGES IN UNITS:
Beginning units	75,504	93,300	586,733	837,101	1,708,103	2,396,216	5,202,889	7,005,630
Units purchased	5,764	10,657	47,736	48,767	843,541	1,054,348	618,853	1,578,095
Units redeemed	(17,829)	(28,453)	(167,701)	(299,135)	(2,546,810)	(1,742,461)	(5,774,012)	(3,380,836)

Ending units	63,439	75,504	466,768	586,733	4,834	1,708,103	47,730	5,202,889

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVAGF3		NVAMV1		GVAAA2		GVABD2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$30,329	-	948	-	(379,310)	439,959	(269,914)	1,344,204
Realized gain (loss) on investments	8,210	-	3,794	-	(2,838,254)	(1,577,102)	(3,729,975)	(1,872,198)
Change in unrealized gain (loss) on investments	(7,890)	-	13,851	-	9,026,556	(14,412,669)	7,240,981	(3,720,930)
Reinvested capital gains	4,490	-	13,244	-	836,324	500,454	9,965	26,029

Net increase (decrease) in contract owners’ equity resulting from operations	35,139	-	31,837	-	6,645,316	(15,049,358)	3,251,057	(4,222,895)

Equity transactions:
Purchase payments received from contract owners (note 3)	12,910	-	29,111	-	1,536,979	2,697,976	483,396	1,111,878
Transfers between funds	995,682	-	363,916	-	2,815,926	6,828,923	3,208,035	1,875,370
Redemptions (note 3)	(69,376)	-	(32,806)	-	(5,240,766)	(11,934,581)	(5,818,847)	(7,863,791)
Annuity benefits	-	-	(11)	-	(66,777)	(53,909)	(46,432)	(40,002)
Contract maintenance charges (note 2)	(3)	-	(9)	-	(922)	(746)	(417)	(269)
Contingent deferred sales charges (note 2)	(30)	-	-	-	(6,481)	(39,667)	(9,636)	(15,551)
Adjustments to maintain reserves	(14)	-	(13)	-	(681)	4,681	(519)	994

Net equity transactions	939,169	-	360,188	-	(962,722)	(2,497,323)	(2,184,420)	(4,931,371)

Net change in contract owners’ equity	974,308	-	392,025	-	5,682,594	(17,546,681)	1,066,637	(9,154,266)
Contract owners’ equity beginning of period	-	-	-	-	31,208,437	48,755,118	30,618,095	39,772,361

Contract owners’ equity end of period	$974,308	-	392,025	-	36,891,031	31,208,437	31,684,732	30,618,095

CHANGES IN UNITS:
Beginning units	-	-	-	-	3,842,337	4,327,066	3,167,010	3,680,238
Units purchased	99,992	-	34,548	-	1,380,676	2,463,802	3,133,380	3,966,962
Units redeemed	(14,032)	-	(3,289)	-	(1,567,478)	(2,948,531)	(3,377,021)	(4,480,190)

Ending units	85,960	-	31,259	-	3,655,535	3,842,337	2,923,369	3,167,010

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVAGG2		GVAGR2		GVAGI2		HIBF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(262,953)	404,639	(328,995)	288,566	(108,429)	105,814	3,067,115	4,074,797
Realized gain (loss) on investments	(2,508,317)	(481,663)	(3,543,526)	(917,919)	(1,263,463)	(769,927)	(4,148,468)	(4,157,625)
Change in unrealized gain (loss) on investments	8,592,064	(14,244,214)	9,293,715	(21,230,930)	3,531,610	(3,310,354)	14,256,487	(15,634,681)
Reinvested capital gains	1,761,984	911,284	3,122,179	2,103,079	244,640	2,817	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,582,778	(13,409,954)	8,543,373	(19,757,204)	2,404,358	(3,971,650)	13,175,134	(15,717,509)

Equity transactions:
Purchase payments received from contract owners (note 3)	489,752	986,481	909,029	1,652,820	680,705	727,755	84,683	118,372
Transfers between funds	4,448,817	3,937,864	10,496,698	9,771,893	3,029,225	5,930,503	(2,221,650)	(6,978,337)
Redemptions (note 3)	(4,280,332)	(4,186,077)	(5,023,461)	(5,697,519)	(1,322,132)	(1,064,026)	(6,729,066)	(13,727,511)
Annuity benefits	(17,876)	(13,058)	(32,281)	(32,456)	(37,355)	(42,161)	(21,985)	(30,178)
Contract maintenance charges (note 2)	(923)	(693)	(1,391)	(1,378)	(268)	(128)	(532)	(705)
Contingent deferred sales charges (note 2)	(12,386)	(16,773)	(12,914)	(26,625)	(3,677)	(1,959)	(8,946)	(29,829)
Adjustments to maintain reserves	(1,567)	1,481	(1,522)	1,638	(2,586)	1,438	(2,713)	(1,864)

Net equity transactions	625,485	709,225	6,334,158	5,668,373	2,343,912	5,551,422	(8,900,209)	(20,650,052)

Net change in contract owners’ equity	8,208,263	(12,700,729)	14,877,531	(14,088,831)	4,748,270	1,579,772	4,274,925	(36,367,561)
Contract owners’ equity beginning of period	19,548,258	32,248,987	23,964,401	38,053,232	7,421,132	5,841,360	34,120,404	70,487,965

Contract owners’ equity end of period	$27,756,521	19,548,258	38,841,932	23,964,401	12,169,402	7,421,132	38,395,329	34,120,404

CHANGES IN UNITS:
Beginning units	2,607,903	2,609,463	3,724,440	3,258,610	1,149,098	537,058	3,127,646	4,627,823
Units purchased	1,420,654	1,438,508	2,425,025	2,550,266	749,225	1,058,928	155,403	334,718
Units redeemed	(1,377,265)	(1,440,068)	(1,749,176)	(2,084,436)	(475,997)	(446,888)	(850,283)	(1,834,895)

Ending units	2,651,292	2,607,903	4,400,289	3,724,440	1,422,326	1,149,098	2,432,766	3,127,646

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	HIBF3		GEM		GEM3		GEM6

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$3,835,163	2,280,826	3,525	(952)	60,086	(101,376)	(6,599)	(14,640)
Realized gain (loss) on investments	(6,350,245)	(3,874,374)	(218,211)	787,003	(16,893,431)	8,668,667	(323,330)	(103,641)
Change in unrealized gain (loss) on investments	20,999,703	(6,635,904)	1,118,599	(4,206,251)	39,070,874	(94,816,847)	737,136	(1,538,348)
Reinvested capital gains	-	-	-	713,183	-	17,307,977	-	345,857

Net increase (decrease) in contract owners’ equity resulting from operations	18,484,621	(8,229,452)	903,913	(2,707,017)	22,237,529	(68,941,579)	407,207	(1,310,772)

Equity transactions:
Purchase payments received from contract owners (note 3)	787,358	1,237,325	111,599	106,145	1,620,444	2,062,330	13,067	16,996
Transfers between funds	9,912,116	11,845,476	(94,119)	(417,223)	2,701,712	(32,495,760)	149,929	(202,287)
Redemptions (note 3)	(7,197,760)	(6,900,762)	(417,217)	(976,220)	(7,332,600)	(16,720,775)	(150,590)	(245,027)
Annuity benefits	(44,044)	(41,681)	(3,275)	(6,739)	(24,429)	(84,343)	-	-
Contract maintenance charges (note 2)	(385)	(370)	(85)	(291)	(3,113)	(3,519)	-	-
Contingent deferred sales charges (note 2)	(11,277)	(22,294)	(840)	(2,679)	(22,375)	(66,134)	(636)	(3,619)
Adjustments to maintain reserves	776	213	(123)	(2,849)	(481)	(28,136)	5	(491)

Net equity transactions	3,446,784	6,117,907	(404,060)	(1,299,856)	(3,060,842)	(47,336,337)	11,775	(434,428)

Net change in contract owners’ equity	21,931,405	(2,111,545)	499,853	(4,006,873)	19,176,687	(116,277,916)	418,982	(1,745,200)
Contract owners’ equity beginning of period	38,715,492	40,827,037	1,725,374	5,732,247	40,090,735	156,368,651	694,612	2,439,812

Contract owners’ equity end of period	$60,646,897	38,715,492	2,225,227	1,725,374	59,267,422	40,090,735	1,113,594	694,612

CHANGES IN UNITS:
Beginning units	4,616,958	3,454,996	117,608	168,853	2,568,733	4,177,260	57,587	83,699
Units purchased	4,610,564	4,979,785	10,065	39,301	1,093,399	1,222,131	20,399	15,475
Units redeemed	(4,205,084)	(3,817,823)	(34,900)	(90,546)	(1,318,743)	(2,830,658)	(20,203)	(41,587)

Ending units	5,022,438	4,616,958	92,773	117,608	2,343,389	2,568,733	57,783	57,587

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGU1		GVGU		GIG		GIG3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$587	901	243,639	392,392	(909)	3,180	(37,503)	30,468
Realized gain (loss) on investments	(875)	(9,403)	(5,829,198)	(3,644,120)	(111,347)	32,049	(8,949,644)	2,536,521
Change in unrealized gain (loss) on investments	1,828	(21,765)	5,619,924	(6,394,552)	352,373	(965,145)	14,475,264	(33,910,265)
Reinvested capital gains	-	516	-	276,258	-	186,092	-	6,114,051

Net increase (decrease) in contract owners’ equity resulting from operations	1,540	(29,751)	34,365	(9,370,022)	240,117	(743,824)	5,488,117	(25,229,225)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	205,331	390,049	45,772	25,636	445,688	879,600
Transfers between funds	-	-	(5,017,490)	(3,766,086)	291,336	145,254	829,819	(8,555,913)
Redemptions (note 3)	(2,262)	(27,610)	(1,771,067)	(5,107,530)	(199,034)	(177,577)	(3,648,045)	(7,822,781)
Annuity benefits	(113)	(549)	-	-	(2,300)	(3,344)	(23)	-
Contract maintenance charges (note 2)	-	(1)	(149)	(165)	(54)	(83)	(663)	(786)
Contingent deferred sales charges (note 2)	-	-	(3,064)	(12,685)	(249)	(646)	(12,229)	(17,704)
Adjustments to maintain reserves	(4)	607	(345)	(598)	127	37	(668)	(55)

Net equity transactions	(2,379)	(27,553)	(6,586,784)	(8,497,015)	135,598	(10,723)	(2,386,121)	(15,517,639)

Net change in contract owners’ equity	(839)	(57,304)	(6,552,419)	(17,867,037)	375,715	(754,547)	3,101,996	(40,746,864)
Contract owners’ equity beginning of period	22,846	80,150	15,875,269	33,742,306	815,460	1,570,007	24,390,061	65,136,925

Contract owners’ equity end of period	$22,007	22,846	9,322,850	15,875,269	1,191,175	815,460	27,492,057	24,390,061

CHANGES IN UNITS:
Beginning units	1,501	3,488	1,126,815	1,589,344	95,197	100,313	1,835,707	2,612,842
Units purchased	-	37	213,262	1,012,770	47,278	43,948	751,390	971,895
Units redeemed	(145)	(2,024)	(722,711)	(1,475,299)	(33,533)	(49,064)	(980,656)	(1,749,030)

Ending units	1,356	1,501	617,366	1,126,815	108,942	95,197	1,606,441	1,835,707

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVIE6		GEF		GEF3		NVNMO1
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(160)	194	(2,595)	(44,925)	(6,123)	(61,202)	(356,697)	(1,094)
Realized gain (loss) on investments	(3,944)	(3,601)	253,741	1,666,747	(1,704,366)	(442,254)	973,687	(63,062)
Change in unrealized gain (loss) on investments	14,274	(24,330)	1,263,513	(11,532,186)	2,900,358	(8,164,752)	10,041,102	(28,282)
Reinvested capital gains	-	7,652	-	2,462,872	-	2,045,589	220,910	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,170	(20,085)	1,514,659	(7,447,492)	1,189,869	(6,622,619)	10,879,002	(92,438)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	54,104	51,268	61,348	270,709	432,974	937,904	8,303
Transfers between funds	21,133	-	(354,850)	(632,749)	(321,583)	(3,155,959)	96,213,801	232,942
Redemptions (note 3)	(4,258)	(3,620)	(1,199,210)	(2,568,680)	(921,308)	(2,526,326)	(6,087,874)	(17,603)
Annuity benefits	(873)	(350)	(2,579)	(2,288)	-	(5,534)	(6,304)	(83)
Contract maintenance charges (note 2)	-	-	(142)	(358)	(233)	(271)	(638)	-
Contingent deferred sales charges (note 2)	-	-	(633)	(3,816)	(2,562)	(12,547)	(7,118)	(146)
Adjustments to maintain reserves	12	(14)	4,386	2,080	(494)	238	(6,927)	2

Net equity transactions	16,014	50,120	(1,501,760)	(3,144,463)	(975,471)	(5,267,425)	91,042,844	223,415

Net change in contract owners’ equity	26,184	30,035	12,899	(10,591,955)	214,398	(11,890,044)	101,921,846	130,977
Contract owners’ equity beginning of period	30,035	-	8,035,052	18,627,007	6,267,551	18,157,595	130,977	-

Contract owners’ equity end of period	$56,219	30,035	8,047,951	8,035,052	6,481,949	6,267,551	102,052,823	130,977

CHANGES IN UNITS:
Beginning units	5,501	-	726,959	930,932	421,671	672,810	24,053	-
Units purchased	3,378	6,224	17,983	48,722	85,154	153,727	15,151,610	48,886
Units redeemed	(827)	(723)	(158,633)	(252,695)	(154,360)	(404,866)	(2,092,940)	(24,833)

Ending units	8,052	5,501	586,309	726,959	352,465	421,671	13,082,723	24,053

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(31,173)	(7,144)	(11)	-	(3,206)	9,231	42,214	19,796
Realized gain (loss) on investments	(2,091,723)	(281,569)	1	-	(369,652)	(51,468)	(244,151)	(228,204)
Change in unrealized gain (loss) on investments	3,083,853	(2,564,214)	169	-	886,321	(454,266)	988,580	(369,131)
Reinvested capital gains	-	-	-	-	529	28,153	-	13,371

Net increase (decrease) in contract owners’ equity resulting from operations	960,957	(2,852,927)	159	-	513,992	(468,350)	786,643	(564,168)

Equity transactions:
Purchase payments received from contract owners (note 3)	147,305	123,870	-	-	326,945	42,121	662,845	25,620
Transfers between funds	(2,202,180)	9,759,142	1,534	-	525,761	1,783,924	2,254,009	4,358,746
Redemptions (note 3)	(938,577)	(607,930)	-	-	(289,877)	(64,326)	(753,576)	(784,528)
Annuity benefits	(395)	(85)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,020)	(390)	-	-	(74)	-	(75)	(7)
Contingent deferred sales charges (note 2)	(6,181)	(3,516)	-	-	(222)	(92)	(225)	(18)
Adjustments to maintain reserves	3,889	(123)	2	-	146	625	(109)	(15)

Net equity transactions	(2,997,159)	9,270,968	1,536	-	562,679	1,762,252	2,162,869	3,599,798

Net change in contract owners’ equity	(2,036,202)	6,418,041	1,695	-	1,076,671	1,293,902	2,949,512	3,035,630
Contract owners’ equity beginning of period	6,418,041	-	-	-	1,293,902	-	3,035,630	-

Contract owners’ equity end of period	$4,381,839	6,418,041	1,695	-	2,370,573	1,293,902	5,985,142	3,035,630

CHANGES IN UNITS:
Beginning units	1,045,538	-	-	-	203,409	-	382,103	-
Units purchased	182,907	1,211,311	217	-	243,321	233,367	386,459	514,419
Units redeemed	(682,979)	(165,773)	-	-	(155,209)	(29,958)	(178,623)	(132,316)

Ending units	545,466	1,045,538	217	-	291,521	203,409	589,939	382,103

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$6,189	29,851	77,900	20,672	68,923	39,777	12,827	15,937
Realized gain (loss) on investments	(512,697)	(334,518)	(94,790)	(138,552)	(585,543)	(78,586)	(409,788)	(137,427)
Change in unrealized gain (loss) on investments	1,335,014	(1,142,261)	526,732	(107,989)	2,605,933	(1,059,754)	1,241,673	(593,494)
Reinvested capital gains	-	40,598	11,379	4,461	620	37,784	2,043	25,591

Net increase (decrease) in contract owners’ equity resulting from operations	828,506	(1,406,330)	521,221	(221,408)	2,089,933	(1,060,779)	846,755	(689,393)

Equity transactions:
Purchase payments received from contract owners (note 3)	201,435	2,981	89,458	6,538	1,611,034	96,009	1,293,097	409,472
Transfers between funds	886,720	6,556,923	4,172,111	3,356,206	5,586,811	6,996,482	1,421,546	2,665,798
Redemptions (note 3)	(2,059,944)	(961,052)	(1,199,870)	(530,286)	(1,937,222)	(411,382)	(261,619)	(98,938)
Annuity benefits	-	-	(17,163)	(808)	(48,497)	-	(20,564)	(13,758)
Contract maintenance charges (note 2)	(43)	-	(87)	-	(299)	(4)	(169)	-
Contingent deferred sales charges (note 2)	(6,456)	(19,780)	(5,579)	(4,476)	(7,725)	(2,904)	(368)	(31)
Adjustments to maintain reserves	(122)	(24)	68,962	(31)	(197)	(21)	(90)	47

Net equity transactions	(978,410)	5,579,048	3,107,832	2,827,143	5,203,905	6,678,180	2,431,833	2,962,590

Net change in contract owners’ equity	(149,904)	4,172,718	3,629,053	2,605,735	7,293,838	5,617,401	3,278,588	2,273,197
Contract owners’ equity beginning of period	4,172,718	-	2,605,735	-	5,617,401	-	2,273,197	-

Contract owners’ equity end of period	$4,022,814	4,172,718	6,234,788	2,605,735	12,911,239	5,617,401	5,551,785	2,273,197

CHANGES IN UNITS:
Beginning units	559,727	-	283,337	-	742,815	-	303,444	-
Units purchased	368,003	701,112	617,478	576,210	1,009,155	836,678	374,682	406,456
Units redeemed	(509,342)	(141,385)	(319,619)	(292,873)	(478,949)	(93,863)	(191,069)	(103,012)

Ending units	418,388	559,727	581,196	283,337	1,273,021	742,815	487,057	303,444

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$56,727	22,033	93,347	16,188	5,007	1,313	77,279	5,667
Realized gain (loss) on investments	(115,908)	(86,137)	126,672	(1,745)	3,675	(35)	74,825	(3,604)
Change in unrealized gain (loss) on investments	707,744	(132,838)	10,632	7,278	7,583	1,464	27,689	10,063
Reinvested capital gains	3,640	11,115	33,675	-	3,187	-	71,400	-

Net increase (decrease) in contract owners’ equity resulting from operations	652,203	(185,827)	264,326	21,721	19,452	2,742	251,193	12,126

Equity transactions:
Purchase payments received from contract owners (note 3)	387,857	93,955	101,829	88,959	-	-	19,118	28,467
Transfers between funds	2,538,399	4,129,381	6,628,168	1,123,725	579,089	99,088	3,536,367	521,980
Redemptions (note 3)	(1,132,337)	(310,623)	(914,752)	(72,633)	(30,807)	(1,388)	(383,426)	(10,239)
Annuity benefits	(1,247)	-	(10,261)	(42)	-	-	(5,681)	-
Contract maintenance charges (note 2)	(117)	-	(194)	(2)	-	-	(39)	(8)
Contingent deferred sales charges (note 2)	(12,815)	(2,601)	(1,026)	(95)	(42)	-	(179)	-
Adjustments to maintain reserves	(115)	(35)	(153)	(61)	(40)	4	(35)	(26)

Net equity transactions	1,779,625	3,910,077	5,803,611	1,139,851	548,200	97,704	3,166,125	540,174

Net change in contract owners’ equity	2,431,828	3,724,250	6,067,937	1,161,572	567,652	100,446	3,417,318	552,300
Contract owners’ equity beginning of period	3,724,250	-	1,161,572	-	100,446	-	552,300	-

Contract owners’ equity end of period	$6,156,078	3,724,250	7,229,509	1,161,572	668,098	100,446	3,969,618	552,300

CHANGES IN UNITS:
Beginning units	445,889	-	109,155	-	10,259	-	53,319	-
Units purchased	579,509	553,891	1,182,533	231,014	58,175	10,402	727,470	61,841
Units redeemed	(391,993)	(108,002)	(621,929)	(121,859)	(4,435)	(143)	(436,225)	(8,522)

Ending units	633,405	445,889	669,759	109,155	63,999	10,259	344,564	53,319

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TRF		TRF2		GVGF1		GVGFS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$329,455	613,571	(5,093)	(8,050)	(5)	93	(3,798)	55,659
Realized gain (loss) on investments	(13,766,520)	(5,725,472)	(41,969)	96,319	(630)	(9,130)	(2,226,308)	(2,965,751)
Change in unrealized gain (loss) on investments	39,345,162	(128,608,817)	196,791	(784,669)	1,717	(780)	3,488,754	(1,559,011)
Reinvested capital gains	-	31,797,048	-	162,491	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,908,097	(101,923,670)	149,729	(533,909)	1,082	(9,817)	1,258,648	(4,469,103)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,027,289	3,540,069	2,545	12,699	-	-	49,757	134,055
Transfers between funds	(3,906,228)	(12,672,352)	92,192	(224,362)	-	(9,584)	(720,768)	1,436,688
Redemptions (note 3)	(19,382,011)	(47,081,039)	(59,751)	(128,530)	(722)	(733)	(763,555)	(1,067,389)
Annuity benefits	(77,505)	(129,008)	-	-	-	(622)	(351)	(512)
Contract maintenance charges (note 2)	(9,736)	(13,512)	-	-	-	(1)	(72)	(95)
Contingent deferred sales charges (note 2)	(40,798)	(111,372)	(358)	(592)	-	-	(2,065)	(4,580)
Adjustments to maintain reserves	(9,969)	(2,709)	(53)	(23)	(1)	156	(410)	(277)

Net equity transactions	(20,398,958)	(56,469,923)	34,575	(340,808)	(723)	(10,784)	(1,437,464)	497,890

Net change in contract owners’ equity	5,509,139	(158,393,593)	184,304	(874,717)	359	(20,601)	(178,816)	(3,971,213)
Contract owners’ equity beginning of period	123,108,599	281,502,192	671,229	1,545,946	3,353	23,954	4,512,506	8,483,719

Contract owners’ equity end of period	$128,617,738	123,108,599	855,533	671,229	3,712	3,353	4,333,690	4,512,506

CHANGES IN UNITS:
Beginning units	13,778,445	18,302,786	87,219	115,811	346	1,311	450,548	451,291
Units purchased	949,645	1,718,150	15,800	6,058	-	14	210,482	379,712
Units redeemed	(3,216,433)	(6,242,491)	(12,786)	(34,650)	(52)	(979)	(329,434)	(380,455)

Ending units	11,511,657	13,778,445	90,233	87,219	294	346	331,596	450,548

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GBF		GBF2		CAF		GVGH1
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$7,729,164	13,270,758	149,087	281,844	(134,438)	(326,381)	(597)	(816)
Realized gain (loss) on investments	2,882,260	(10,112,446)	(139,562)	(183,711)	1,006,038	4,992,200	(3,992)	(1,693)
Change in unrealized gain (loss) on investments	(10,019,570)	23,038,265	(110,847)	607,927	6,655,242	(24,154,144)	14,445	(30,347)
Reinvested capital gains	4,461,069	-	155,671	-	-	-	-	6,628

Net increase (decrease) in contract owners’ equity resulting from operations	5,052,923	26,196,577	54,349	706,060	7,526,842	(19,488,325)	9,856	(26,228)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,878,536	6,643,730	193,855	121,508	1,969,591	1,077,848	(28)	1
Transfers between funds	(33,027,493)	37,311,877	(674,907)	565,676	(127,600)	(4,798,461)	(7,613)	(2,247)
Redemptions (note 3)	(80,250,764)	(109,713,299)	(2,014,478)	(2,316,691)	(5,899,400)	(9,192,983)	(1,857)	(2,710)
Annuity benefits	(228,905)	(264,288)	(55,880)	(686)	(5,782)	(8,487)	(1,598)	(3,748)
Contract maintenance charges (note 2)	(7,141)	(7,448)	-	-	(3,200)	(4,500)	-	-
Contingent deferred sales charges (note 2)	(188,318)	(351,007)	(12,578)	(38,086)	(6,233)	(15,315)	-	-
Adjustments to maintain reserves	(8,301)	12,943	(7,454)	2,388	(20,567)	(8,596)	456	587

Net equity transactions	(107,832,386)	(66,367,492)	(2,571,442)	(1,665,891)	(4,093,191)	(12,950,494)	(10,640)	(8,117)

Net change in contract owners’ equity	(102,779,463)	(40,170,915)	(2,517,093)	(959,831)	3,433,651	(32,438,819)	(784)	(34,345)
Contract owners’ equity beginning of period	404,411,299	444,582,214	13,049,848	14,009,679	26,318,620	58,757,439	67,510	101,855

Contract owners’ equity end of period	$301,631,836	404,411,299	10,532,755	13,049,848	29,752,271	26,318,620	66,726	67,510

CHANGES IN UNITS:
Beginning units	25,449,213	29,988,338	1,063,595	1,206,275	4,801,429	6,528,710	6,333	7,058
Units purchased	4,886,085	18,610,507	70,196	179,772	670,273	511,820	60	57
Units redeemed	(11,764,185)	(23,149,632)	(280,715)	(322,452)	(1,377,714)	(2,239,101)	(1,072)	(782)

Ending units	18,571,113	25,449,213	853,076	1,063,595	4,093,988	4,801,429	5,321	6,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGHS		GVIX8		GVIDA		NVDBL2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(119,380)	(208,174)	40,228	23,854	(101,730)	511,572	7,688	-
Realized gain (loss) on investments	(4,891,975)	(1,893,569)	(499,950)	(389,483)	(5,708,040)	505,714	411	-
Change in unrealized gain (loss) on investments	6,261,895	(8,382,914)	1,085,420	(1,366,068)	14,175,669	(42,076,090)	33,357	-
Reinvested capital gains	-	2,019,789	-	4,434	2,648,715	11,308,647	10,743	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,250,540	(8,464,868)	625,698	(1,727,263)	11,014,614	(29,750,157)	52,199	-

Equity transactions:
Purchase payments received from contract owners (note 3)	161,972	369,717	50,672	87,993	1,718,914	3,017,999	27,200	-
Transfers between funds	(4,063,238)	8,491,414	765,939	(460,922)	(3,348,295)	(887,139)	1,429,039	-
Redemptions (note 3)	(2,018,199)	(3,980,114)	(189,841)	(341,479)	(4,800,538)	(7,765,735)	(3,515)	-
Annuity benefits	(2,381)	(2,792)	(1,762)	(176)	(58,595)	(85,442)	(92)	-
Contract maintenance charges (note 2)	(556)	(545)	(130)	(146)	(8,358)	(9,126)	-	-
Contingent deferred sales charges (note 2)	(8,782)	(16,183)	(979)	(705)	(43,507)	(85,098)	-	-
Adjustments to maintain reserves	(460)	(33)	(145)	(135)	(916)	3,054	(7)	-

Net equity transactions	(5,931,644)	4,861,464	623,754	(715,570)	(6,541,295)	(5,811,487)	1,452,625	-

Net change in contract owners’ equity	(4,681,104)	(3,603,404)	1,249,452	(2,442,833)	4,473,319	(35,561,644)	1,504,824	-
Contract owners’ equity beginning of period	18,108,636	21,712,040	1,825,010	4,267,843	47,467,845	83,029,489	-	-

Contract owners’ equity end of period	$13,427,532	18,108,636	3,074,462	1,825,010	51,941,164	47,467,845	1,504,824	-

CHANGES IN UNITS:
Beginning units	1,656,216	1,469,574	274,031	362,329	4,774,409	5,211,450	-	-
Units purchased	517,957	1,722,730	222,842	91,675	809,695	1,040,476	151,707	-
Units redeemed	(1,133,372)	(1,536,088)	(133,935)	(179,973)	(1,427,025)	(1,477,517)	(23,748)	-

Ending units	1,040,801	1,656,216	362,938	274,031	4,157,079	4,774,409	127,959	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVDCA2		GVIDC		GVIDM		GVDMA

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$5,318	-	438,883	1,714,574	796,940	5,388,784	(10,638)	2,302,823
Realized gain (loss) on investments	9,014	-	(2,079,314)	(1,339,883)	(12,417,527)	12,860,403	(8,221,910)	3,634,722
Change in unrealized gain (loss) on investments	35,288	-	6,448,554	(7,859,323)	54,473,664	(148,588,049)	31,899,916	(104,551,058)
Reinvested capital gains	3,978	-	338,752	1,441,673	6,890,545	30,882,603	6,127,577	21,025,917

Net increase (decrease) in contract owners’ equity resulting from operations	53,598	-	5,146,875	(6,042,959)	49,743,622	(99,456,259)	29,794,945	(77,587,596)

Equity transactions:
Purchase payments received from contract owners (note 3)	19,579	-	909,838	1,546,476	7,574,577	7,749,460	3,992,577	6,663,815
Transfers between funds	829,455	-	3,438,277	15,280,115	33,576,689	(15,889,069)	(6,673,971)	(14,405,202)
Redemptions (note 3)	(137,898)	-	(17,890,855)	(25,747,582)	(51,636,339)	(72,499,634)	(21,146,166)	(33,319,375)
Annuity benefits	(626)	-	(107,081)	(99,079)	(560,852)	(689,259)	(312,574)	(381,450)
Contract maintenance charges (note 2)	-	-	(1,453)	(1,544)	(14,619)	(15,824)	(18,082)	(19,439)
Contingent deferred sales charges (note 2)	(436)	-	(44,090)	(131,805)	(220,931)	(461,597)	(102,831)	(228,642)
Adjustments to maintain reserves	(7)	-	2,065	2,997	299,532	33,230	(3,794)	28,353

Net equity transactions	710,067	-	(13,693,299)	(9,150,422)	(10,981,943)	(81,772,693)	(24,264,841)	(41,661,940)

Net change in contract owners’ equity	763,665	-	(8,546,424)	(15,193,381)	38,761,679	(181,228,952)	5,530,104	(119,249,536)
Contract owners’ equity beginning of period	-	-	71,902,802	87,096,183	277,508,854	458,737,806	148,533,275	267,782,811

Contract owners’ equity end of period	$763,665	-	63,356,378	71,902,802	316,270,533	277,508,854	154,063,379	148,533,275

CHANGES IN UNITS:
Beginning units	-	-	6,279,027	7,077,704	25,414,593	32,085,878	14,184,832	17,437,628
Units purchased	73,997	-	2,162,702	3,080,477	9,343,606	4,782,363	1,844,241	1,956,800
Units redeemed	(12,468)	-	(3,332,078)	(3,879,154)	(10,177,698)	(11,453,648)	(4,095,955)	(5,209,596)

Ending units	61,529	-	5,109,651	6,279,027	24,580,501	25,414,593	11,933,118	14,184,832

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDMC		GVUS1		GVUSL		MCIF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$485,910	2,485,863	(1)	(15)	(16,986)	(45,233)	(214,565)	84,231
Realized gain (loss) on investments	(5,159,593)	(896,174)	(1,415)	(51)	(2,145,245)	(1,391,206)	(5,066,068)	14,902,227
Change in unrealized gain (loss) on investments	15,166,898	(32,033,958)	1,719	(1,874)	3,736,000	(5,588,713)	34,901,409	(100,060,596)
Reinvested capital gains	1,566,703	6,807,757	-	-	-	-	3,360,831	11,002,002

Net increase (decrease) in contract owners’ equity resulting from operations	12,059,918	(23,636,512)	303	(1,940)	1,573,769	(7,025,152)	32,981,607	(74,072,136)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,767,196	2,038,323	3	-	144,864	276,990	2,425,750	3,468,920
Transfers between funds	(5,429,253)	7,947,491	(2,048)	-	(856,503)	(1,026,692)	(6,339,940)	(15,350,884)
Redemptions (note 3)	(18,570,063)	(33,688,115)	-	-	(832,822)	(1,879,117)	(18,602,115)	(35,214,838)
Annuity benefits	(149,038)	(184,388)	(115)	(330)	-	-	(59,571)	(86,336)
Contract maintenance charges (note 2)	(4,169)	(4,498)	-	-	(182)	(257)	(3,478)	(4,698)
Contingent deferred sales charges (note 2)	(64,170)	(150,061)	-	-	(2,347)	(6,741)	(44,499)	(142,362)
Adjustments to maintain reserves	(1,448)	15,669	27	65	(371)	(311)	(2,995)	10,840

Net equity transactions	(22,450,945)	(24,025,579)	(2,133)	(265)	(1,547,361)	(2,636,128)	(22,626,848)	(47,319,358)

Net change in contract owners’ equity	(10,391,027)	(47,662,091)	(1,830)	(2,205)	26,408	(9,661,280)	10,354,759	(121,391,494)
Contract owners’ equity beginning of period	110,814,884	158,476,975	1,830	4,035	6,047,515	15,708,795	111,113,429	232,504,923

Contract owners’ equity end of period	$100,423,857	110,814,884	-	1,830	6,073,923	6,047,515	121,468,188	111,113,429

CHANGES IN UNITS:
Beginning units	9,861,417	11,879,449	221	241	663,781	854,701	7,039,039	9,280,128
Units purchased	1,604,697	2,881,262	1	5	111,763	237,388	914,484	1,723,974
Units redeemed	(3,616,337)	(4,899,294)	(222)	(25)	(272,219)	(428,308)	(2,292,012)	(3,965,063)

Ending units	7,849,777	9,861,417	-	221	503,325	663,781	5,661,511	7,039,039

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SAM		NVMIG1		NVMIG3		GVDIV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(5,902,070)	5,573,010	(8)	-	(72,282)	(24,109)	14	9
Realized gain (loss) on investments	-	-	-	-	(564,526)	(268,299)	(152)	(18)
Change in unrealized gain (loss) on investments	-	-	89	-	10,682,185	(1,837,325)	742	(2,656)
Reinvested capital gains	-	-	-	-	-	-	-	533

Net increase (decrease) in contract owners’ equity resulting from operations	(5,902,070)	5,573,010	81	-	10,045,377	(2,129,733)	604	(2,132)

Equity transactions:
Purchase payments received from contract owners (note 3)	45,261,229	70,660,488	-	-	377,466	127,342	-	-
Transfers between funds	(10,457,895)	415,058,690	10,877	-	65,275,959	6,501,523	-	-
Redemptions (note 3)	(318,490,773)	(409,810,201)	-	-	(5,072,674)	(624,787)	-	-
Annuity benefits	(491,537)	(479,707)	-	-	(4,426)	-	(197)	(287)
Contract maintenance charges (note 2)	(7,180)	(6,947)	-	-	(1,352)	(410)	-	-
Contingent deferred sales charges (note 2)	(544,656)	(982,223)	-	-	(8,182)	(4,364)	-	-
Adjustments to maintain reserves	(41,971)	(45,671)	-	-	1,000	(106)	10	16

Net equity transactions	(284,772,783)	74,394,429	10,877	-	60,567,791	5,999,198	(187)	(271)

Net change in contract owners’ equity	(290,674,853)	79,967,439	10,958	-	70,613,168	3,869,465	417	(2,403)
Contract owners’ equity beginning of period	687,914,104	607,946,665	-	-	3,869,465	-	2,301	4,704

Contract owners’ equity end of period	$397,239,251	687,914,104	10,958	-	74,482,633	3,869,465	2,718	2,301

CHANGES IN UNITS:
Beginning units	55,065,021	49,223,324	-	-	634,973	-	249	269
Units purchased	28,887,352	74,269,601	813	-	9,754,515	818,455	-	1
Units redeemed	(51,970,807)	(68,427,904)	-	-	(1,366,799)	(183,482)	(19)	(21)

Ending units	31,981,566	55,065,021	813	-	9,022,689	634,973	230	249

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDIV3		GVDIV6		NVMLG1		NVMLG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$163,276	226,800	1,565	(616)	(10,587)	(237)	(5,212)	(99)
Realized gain (loss) on investments	(9,583,270)	(3,080,214)	(288,045)	(175,870)	117,088	(17,843)	9,185	(4,634)
Change in unrealized gain (loss) on investments	13,736,670	(25,270,935)	482,139	(974,686)	1,119,818	(13,723)	121,142	-
Reinvested capital gains	-	5,465,241	-	229,075	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,316,676	(22,659,108)	195,659	(922,097)	1,226,319	(31,803)	125,115	(4,733)

Equity transactions:
Purchase payments received from contract owners (note 3)	209,599	868,292	7,986	18,409	133,609	-	7,640	-
Transfers between funds	(5,313,468)	(12,352,820)	(76,757)	(240,699)	8,373,034	88,561	1,016,495	4,733
Redemptions (note 3)	(2,665,546)	(6,981,776)	(60,744)	(114,715)	(625,133)	(663)	(47,310)	-
Annuity benefits	-	(110)	(11,256)	(20,373)	(3,668)	-	-	-
Contract maintenance charges (note 2)	(979)	(1,344)	-	(1)	(375)	(2)	-	-
Contingent deferred sales charges (note 2)	(7,023)	(26,511)	(415)	(1,656)	(3,771)	-	(452)	-
Adjustments to maintain reserves	(4,427)	(461)	(30)	938	(230)	(6)	(178)	-

Net equity transactions	(7,781,844)	(18,494,730)	(141,216)	(358,097)	7,873,466	87,890	976,195	4,733

Net change in contract owners’ equity	(3,465,168)	(41,153,838)	54,443	(1,280,194)	9,099,785	56,087	1,101,310	-
Contract owners’ equity beginning of period	21,040,830	62,194,668	871,951	2,152,145	56,087	-	-	-

Contract owners’ equity end of period	$17,575,662	21,040,830	926,394	871,951	9,155,872	56,087	1,101,310	-

CHANGES IN UNITS:
Beginning units	1,767,075	2,772,176	78,668	106,356	8,873	-	-	-
Units purchased	206,674	311,544	10,201	12,265	1,296,479	23,259	147,615	1,186
Units redeemed	(823,115)	(1,316,645)	(21,567)	(39,953)	(189,143)	(14,386)	(9,567)	(1,186)

Ending units	1,150,634	1,767,075	67,302	78,668	1,116,209	8,873	138,048	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMLV2		NVMMG1		NVMMG2		NVMMV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(7,222)	(119)	(551,450)	(11,131)	(35,244)	(2)	11,971	7,945
Realized gain (loss) on investments	176,869	(35,696)	956,178	(101,311)	54,026	(556)	(309,902)	(139,672)
Change in unrealized gain (loss) on investments	479,467	3,666	14,618,887	(807,276)	840,857	-	9,580,160	(1,196,502)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	649,114	(32,149)	15,023,615	(919,718)	859,639	(558)	9,282,229	(1,328,229)

Equity transactions:
Purchase payments received from contract owners (note 3)	56,414	5,031	749,257	48,850	(179,166)	-	640,896	104,988
Transfers between funds	5,007,591	121,779	98,434,637	2,709,603	6,974,862	558	74,469,147	4,822,680
Redemptions (note 3)	(301,422)	(692)	(8,122,814)	(294,017)	(311,969)	-	(6,047,743)	(520,932)
Annuity benefits	(4,392)	(168)	(29,805)	-	-	-	(6,144)	(174)
Contract maintenance charges (note 2)	(14)	(3)	(6,880)	(150)	-	-	(959)	(330)
Contingent deferred sales charges (note 2)	(414)	-	(19,255)	(1,735)	-	-	(12,899)	(3,355)
Adjustments to maintain reserves	(481)	11	182,396	(7,039)	202,264	-	(17,051)	(3,701)

Net equity transactions	4,757,282	125,958	91,187,536	2,455,512	6,685,991	558	69,025,247	4,399,176

Net change in contract owners’ equity	5,406,396	93,809	106,211,151	1,535,794	7,545,630	-	78,307,476	3,070,947
Contract owners’ equity beginning of period	93,809	-	1,535,794	-	-	-	3,070,947	-

Contract owners’ equity end of period	$5,500,205	93,809	107,746,945	1,535,794	7,545,630	-	81,378,423	3,070,947

CHANGES IN UNITS:
Beginning units	14,426	-	246,427	-	-	-	457,440	-
Units purchased	988,782	63,622	15,743,231	325,886	1,080,778	289	10,720,008	595,091
Units redeemed	(332,021)	(49,196)	(2,346,358)	(79,459)	(110,581)	(289)	(1,790,005)	(137,651)

Ending units	671,187	14,426	13,643,300	246,427	970,197	-	9,387,443	457,440

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCGF		SCGF2		SCVF		SCVF2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(300,305)	(533,312)	(9,891)	(16,612)	(616,864)	(196,574)	(15,781)	(19,169)
Realized gain (loss) on investments	(9,436,388)	(2,558,971)	(50,848)	15,159	(23,805,570)	(17,202,333)	(271,750)	(241,558)
Change in unrealized gain (loss) on investments	15,353,901	(26,358,149)	175,458	(576,941)	48,274,125	(50,701,638)	545,360	(513,903)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,617,208	(29,450,432)	114,719	(578,394)	23,851,691	(68,100,545)	257,829	(774,630)

Equity transactions:
Purchase payments received from contract owners (note 3)	542,505	1,121,549	10,502	7,539	2,547,344	3,915,778	8,482	28,960
Transfers between funds	(748,929)	(1,183,865)	(23,356)	(13,401)	(6,924,056)	(21,006,553)	(49,723)	(348,107)
Redemptions (note 3)	(4,659,719)	(8,756,903)	(95,335)	(68,078)	(19,846,277)	(39,200,117)	(187,795)	(235,995)
Annuity benefits	(7,580)	(10,106)	(23)	(33)	(38,527)	(58,114)	(65)	(83)
Contract maintenance charges (note 2)	(1,075)	(1,387)	-	-	(3,576)	(5,797)	-	-
Contingent deferred sales charges (note 2)	(14,531)	(29,994)	(921)	(261)	(55,664)	(184,216)	(1,409)	(3,074)
Adjustments to maintain reserves	(978)	3,642	(42)	278	10,761	2,445	(88)	674

Net equity transactions	(4,890,307)	(8,857,064)	(109,175)	(73,956)	(24,309,995)	(56,536,574)	(230,598)	(557,625)

Net change in contract owners’ equity	726,901	(38,307,496)	5,544	(652,350)	(458,304)	(124,637,119)	27,231	(1,332,255)
Contract owners’ equity beginning of period	27,102,412	65,409,908	589,059	1,241,409	121,000,019	245,637,138	1,309,314	2,641,569

Contract owners’ equity end of period	$27,829,313	27,102,412	594,603	589,059	120,541,715	121,000,019	1,336,545	1,309,314

CHANGES IN UNITS:
Beginning units	2,959,328	3,798,082	93,131	103,133	6,639,101	9,022,810	148,938	199,657
Units purchased	1,220,209	1,049,574	6,620	13,924	844,761	1,604,289	9,550	12,140
Units redeemed	(1,773,743)	(1,888,328)	(24,418)	(23,926)	(2,184,773)	(3,987,998)	(35,438)	(62,859)

Ending units	2,405,794	2,959,328	75,333	93,131	5,299,089	6,639,101	123,050	148,938

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCF		SCF2		MSBF		NVSTB2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(972,767)	(662,975)	(44,888)	(47,414)	6,530,047	6,018,270	151,754	16,944
Realized gain (loss) on investments	(26,582,315)	(3,341,197)	(382,040)	49,954	(10,117,568)	(6,030,653)	198,733	(12,203)
Change in unrealized gain (loss) on investments	60,450,689	(117,677,945)	1,181,110	(2,584,170)	19,485,737	(23,892,052)	(86,287)	(18,277)
Reinvested capital gains	-	37,116,005	-	805,965	-	2,448,871	71,628	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,895,607	(84,566,112)	754,182	(1,775,665)	15,898,216	(21,455,564)	335,828	(13,536)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,318,107	4,038,550	22,966	11,177	1,057,996	1,411,075	395,396	41,397
Transfers between funds	(8,103,761)	(20,372,795)	(31,923)	(83,360)	4,321,755	(15,083,844)	21,650,019	2,353,741
Redemptions (note 3)	(18,951,199)	(35,541,255)	(421,203)	(366,757)	(14,469,332)	(24,988,574)	(2,581,989)	(321,358)
Annuity benefits	(48,346)	(75,743)	-	-	(37,430)	(47,939)	(6,115)	-
Contract maintenance charges (note 2)	(3,619)	(5,421)	-	-	(890)	(1,056)	(72)	(4)
Contingent deferred sales charges (note 2)	(36,717)	(114,889)	(1,164)	(5,100)	(24,276)	(78,247)	(5,266)	(1,490)
Adjustments to maintain reserves	(1,697)	21,566	(77)	(138)	(4,052)	5,811	(2,095)	(36)

Net equity transactions	(24,827,232)	(52,049,987)	(431,401)	(444,178)	(9,156,229)	(38,782,774)	19,449,878	2,072,250

Net change in contract owners’ equity	8,068,375	(136,616,099)	322,781	(2,219,843)	6,741,987	(60,238,338)	19,785,706	2,058,714
Contract owners’ equity beginning of period	117,981,792	254,597,891	2,575,248	4,795,091	74,335,108	134,573,446	2,058,714	-

Contract owners’ equity end of period	$126,050,167	117,981,792	2,898,029	2,575,248	81,077,095	74,335,108	21,844,420	2,058,714

CHANGES IN UNITS:
Beginning units	7,666,352	10,099,992	281,038	316,449	6,067,116	9,025,394	208,273	-
Units purchased	837,288	1,249,698	18,552	16,818	3,305,125	2,293,675	3,219,165	302,300
Units redeemed	(2,358,523)	(3,683,338)	(59,799)	(52,229)	(3,989,540)	(5,251,953)	(1,391,843)	(94,027)

Ending units	6,145,117	7,666,352	239,791	281,038	5,382,701	6,067,116	2,035,595	208,273

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GGTC		GGTC3		GVUG1		GVUGL
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(8,699)	(13,920)	(82,737)	(91,472)	(3,867)	(6,268)	(91,617)	(174,889)
Realized gain (loss) on investments	(89,116)	(19,896)	(2,469,685)	(819,546)	(91,588)	(9,225)	(1,460,729)	(788,766)
Change in unrealized gain (loss) on investments	435,935	(949,061)	5,596,497	(5,579,673)	143,606	(291,285)	3,173,287	(8,476,873)
Reinvested capital gains	-	174,368	-	992,395	-	86,636	-	2,532,001

Net increase (decrease) in contract owners’ equity resulting from operations	338,120	(808,509)	3,044,075	(5,498,296)	48,151	(220,142)	1,620,941	(6,908,527)

Equity transactions:
Purchase payments received from contract owners (note 3)	14,522	10,202	133,417	321,377	2,153	72,552	115,559	347,857
Transfers between funds	(7,149)	(62,178)	5,686,652	(7,465,381)	(85,265)	1,031	(531,914)	(2,951,606)
Redemptions (note 3)	(134,738)	(227,560)	(1,053,719)	(1,396,775)	(17,701)	(14,490)	(1,078,097)	(2,245,854)
Annuity benefits	-	-	-	(153)	(12,725)	(28,780)	-	-
Contract maintenance charges (note 2)	(93)	(144)	(400)	(367)	-	(7)	(283)	(293)
Contingent deferred sales charges (note 2)	(218)	(414)	(3,539)	(5,810)	(46)	-	(3,862)	(10,226)
Adjustments to maintain reserves	(1,086)	(37)	(537)	(294)	2,075	1,857	(446)	(263)

Net equity transactions	(128,762)	(280,131)	4,761,874	(8,547,403)	(111,509)	32,163	(1,499,043)	(4,860,385)

Net change in contract owners’ equity	209,358	(1,088,640)	7,805,949	(14,045,699)	(63,358)	(187,979)	121,898	(11,768,912)
Contract owners’ equity beginning of period	749,717	1,838,357	3,896,191	17,941,890	303,734	491,713	7,732,189	19,501,101

Contract owners’ equity end of period	$959,075	749,717	11,702,140	3,896,191	240,376	303,734	7,854,087	7,732,189

CHANGES IN UNITS:
Beginning units	374,006	455,623	530,725	1,242,540	32,147	29,414	806,416	1,182,851
Units purchased	49,478	72,871	1,053,538	225,809	509	5,893	133,367	416,266
Units redeemed	(104,837)	(154,488)	(530,258)	(937,624)	(11,284)	(3,160)	(282,152)	(792,701)

Ending units	318,647	374,006	1,054,005	530,725	21,372	32,147	657,631	806,416

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVOLG1		NVOLG2		NVTIV3		EIF
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,438)	-	(54)	-	(10,213)	-	(9,310)	373,720
Realized gain (loss) on investments	5,055	-	1	-	96,170	-	(11,417,909)	(7,029,917)
Change in unrealized gain (loss) on investments	49,810	-	532	-	925,808	-	17,755,765	(15,913,348)
Reinvested capital gains	24,039	-	210	-	9,524	-	-	645,408

Net increase (decrease) in contract owners’ equity resulting from operations	77,466	-	689	-	1,021,289	-	6,328,546	(21,924,137)

Equity transactions:
Purchase payments received from contract owners (note 3)	36,434	-	-	-	148,858	-	633,988	1,413,030
Transfers between funds	1,381,379	-	11,961	-	5,012,489	-	(3,866,340)	(7,031,518)
Redemptions (note 3)	(19,805)	-	-	-	(325,490)	-	(5,409,728)	(10,503,652)
Annuity benefits	(2,192)	-	-	-	-	-	(33,553)	(49,757)
Contract maintenance charges (note 2)	-	-	-	-	(446)	-	(1,525)	(2,041)
Contingent deferred sales charges (note 2)	(30)	-	-	-	(2,487)	-	(13,075)	(35,917)
Adjustments to maintain reserves	23	-	(1)	-	(96)	-	3,662	(78,676)

Net equity transactions	1,395,809	-	11,960	-	4,832,828	-	(8,686,571)	(16,288,531)

Net change in contract owners’ equity	1,473,275	-	12,649	-	5,854,117	-	(2,358,025)	(38,212,668)
Contract owners’ equity beginning of period	-	-	-	-	-	-	32,513,613	70,726,281

Contract owners’ equity end of period	$1,473,275	-	12,649	-	5,854,117	-	30,155,588	32,513,613

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	3,874,794	5,253,145
Units purchased	109,948	-	983	-	520,692	-	1,223,671	2,740,936
Units redeemed	(6,698)	-	-	-	(68,229)	-	(2,292,776)	(4,119,287)

Ending units	103,250	-	983	-	452,463	-	2,805,689	3,874,794

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVRE1		AMTB		PMVFAD		PMVLAD

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$387,712	20,889	1,945,679	1,150,829	2,940	-	71,650	-
Realized gain (loss) on investments	406,496	(124,257)	(2,370,986)	(837,383)	17,171	-	53,928	-
Change in unrealized gain (loss) on investments	14,255,390	(226,268)	3,884,748	(6,412,462)	(144,552)	-	(476,075)	-
Reinvested capital gains	317,124	-	-	-	52,958	-	752,997	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,366,722	(329,636)	3,459,441	(6,099,016)	(71,483)	-	402,500	-

Equity transactions:
Purchase payments received from contract owners (note 3)	845,889	10,724	759,366	1,145,069	191,525	-	384,387	-
Transfers between funds	87,805,724	1,283,244	1,640,479	(8,253,610)	3,828,542	-	18,223,964	-
Redemptions (note 3)	(5,252,274)	(87,149)	(5,386,545)	(10,823,914)	(71,188)	-	(1,136,626)	-
Annuity benefits	(17,314)	(77)	(31,941)	(39,774)	-	-	(897)	-
Contract maintenance charges (note 2)	(1,186)	(3)	(978)	(1,163)	(3)	-	(159)	-
Contingent deferred sales charges (note 2)	(12,920)	(1,610)	(15,287)	(27,783)	-	-	(2,269)	-
Adjustments to maintain reserves	(15,158)	(103)	(2,584)	1,041	(552)	-	(2,127)	-

Net equity transactions	83,352,761	1,205,026	(3,037,490)	(18,000,134)	3,948,324	-	17,466,273	-

Net change in contract owners’ equity	98,719,483	875,390	421,951	(24,099,150)	3,876,841	-	17,868,773	-
Contract owners’ equity beginning of period	875,390	-	29,122,245	53,221,395	-	-	-	-

Contract owners’ equity end of period	$99,594,873	875,390	29,544,196	29,122,245	3,876,841	-	17,868,773	-

CHANGES IN UNITS:
Beginning units	155,589	-	3,139,734	4,927,107	-	-	-	-
Units purchased	16,533,236	263,541	1,798,215	2,400,115	402,169	-	1,925,296	-
Units redeemed	(3,036,825)	(107,952)	(2,093,813)	(4,187,488)	(46,110)	-	(302,866)	-

Ending units	13,652,000	155,589	2,844,136	3,139,734	356,059	-	1,622,430	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVB		AVBV2		AVCA		AVCA2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$11,247	13,761	(45,701)	(76,813)	(473)	(1,795)	(15,357)	(26,594)
Realized gain (loss) on investments	(35,375)	25,860	(2,494,621)	(505,362)	(3,163)	3,079	(653,222)	(35,588)
Change in unrealized gain (loss) on investments	84,838	(244,254)	4,135,944	(4,720,063)	18,958	(78,127)	847,275	(806,991)
Reinvested capital gains	-	-	-	1,178,385	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,710	(204,633)	1,595,622	(4,123,853)	15,322	(76,843)	178,696	(869,173)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,436	3,722	39,197	65,847	809	1,824	29,481	28,648
Transfers between funds	64,468	(24,676)	(4,727,337)	(160,799)	2,984	(18,051)	49,890	281,795
Redemptions (note 3)	(81,231)	(63,985)	(589,656)	(811,752)	(2,691)	(11,799)	(115,412)	(395,515)
Annuity benefits	-	-	(7,864)	(18,850)	-	-	(6,353)	(10,188)
Contract maintenance charges (note 2)	-	-	(16)	(35)	-	-	(12)	(11)
Contingent deferred sales charges (note 2)	(143)	(37)	(3,631)	(5,607)	-	(297)	(133)	(1,332)
Adjustments to maintain reserves	(33)	(32)	1,550	722	18	(14)	(102)	(101)

Net equity transactions	(15,503)	(85,008)	(5,287,757)	(930,474)	1,120	(28,337)	(42,641)	(96,704)

Net change in contract owners’ equity	45,207	(289,641)	(3,692,135)	(5,054,327)	16,442	(105,180)	136,055	(965,877)
Contract owners’ equity beginning of period	302,629	592,270	3,773,176	8,827,503	85,201	190,381	1,089,134	2,055,011

Contract owners’ equity end of period	$347,836	302,629	81,041	3,773,176	101,643	85,201	1,225,189	1,089,134

CHANGES IN UNITS:
Beginning units	43,568	51,932	642,858	689,206	11,674	14,793	153,590	161,870
Units purchased	9,801	4,343	1,589,336	506,128	1,547	564	310,558	72,713
Units redeemed	(15,638)	(12,707)	(2,223,572)	(552,476)	(1,551)	(3,683)	(316,598)	(80,993)

Ending units	37,731	43,568	8,622	642,858	11,670	11,674	147,550	153,590

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVCD2		AVGI		AVCE2		IVHS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(18,555)	(30,464)	3,062	1,749	(4,892)	4,059	(640)	(773)
Realized gain (loss) on investments	(1,059,596)	(769,547)	(15,695)	7,638	(130,015)	5,077	(15,792)	3,142
Change in unrealized gain (loss) on investments	1,561,643	(916,556)	96,347	(179,854)	378,687	(523,309)	37,517	(43,543)
Reinvested capital gains	-	274,055	-	-	-	-	-	20,469

Net increase (decrease) in contract owners’ equity resulting from operations	483,492	(1,442,512)	83,714	(170,467)	243,780	(514,173)	21,085	(20,705)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,343	26,961	932	1,761	46,151	10,252	47,700	24,077
Transfers between funds	375,153	(903,208)	159,540	13,331	(22,976)	260,202	1,223	21,980
Redemptions (note 3)	(252,991)	(604,173)	(47,950)	(171,051)	(416,537)	(195,178)	(31,969)	(18,183)
Annuity benefits	(5,588)	(9,283)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(37)	(45)	-	-	-	-	-	(30)
Contingent deferred sales charges (note 2)	(809)	(4,106)	(444)	(302)	(701)	(1,656)	(143)	(61)
Adjustments to maintain reserves	(61)	121	(35)	(9)	(27)	(13)	(35)	13

Net equity transactions	134,010	(1,493,733)	112,043	(156,270)	(394,090)	73,607	16,776	27,796

Net change in contract owners’ equity	617,502	(2,936,245)	195,757	(326,737)	(150,310)	(440,566)	37,861	7,091
Contract owners’ equity beginning of period	1,276,278	4,212,523	301,847	628,584	1,255,694	1,696,260	79,955	72,864

Contract owners’ equity end of period	$1,893,780	1,276,278	497,604	301,847	1,105,384	1,255,694	117,816	79,955

CHANGES IN UNITS:
Beginning units	194,563	344,231	31,402	45,118	161,347	148,885	9,622	6,191
Units purchased	152,938	82,765	31,214	1,257	31,251	39,735	4,846	6,812
Units redeemed	(138,625)	(232,433)	(21,600)	(14,973)	(79,496)	(27,273)	(3,233)	(3,381)

Ending units	208,876	194,563	41,016	31,402	113,102	161,347	11,235	9,622

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	IVRE		AVLCG		ALVGIB		ALVPGB
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,797)	14,469	(1,630)	(5,607)	26,461	(1,071)	(30,964)	(43,769)
Realized gain (loss) on investments	(99,902)	(90,881)	(83,289)	12,899	(146,518)	(96,205)	(15,601)	122,960
Change in unrealized gain (loss) on investments	183,658	(126,275)	105,784	(210,842)	378,153	(1,648,837)	552,953	(1,292,206)
Reinvested capital gains	-	28,017	-	-	-	449,753	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	80,959	(174,670)	20,865	(203,550)	258,096	(1,296,360)	506,388	(1,213,015)

Equity transactions:
Purchase payments received from contract owners (note 3)	53,079	50,179	1,838	3,788	9,203	25,292	6,637	23,795
Transfers between funds	57,318	(86,469)	(260,904)	(1,012)	(21,351)	(164,505)	42,661	(164,093)
Redemptions (note 3)	(92,839)	(71,123)	(75,750)	(26,703)	(146,232)	(376,657)	(178,233)	(243,246)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(126)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(504)	(451)	-	(1)	(734)	(5,488)	(1,276)	(930)
Adjustments to maintain reserves	129	(174)	5	(52)	(85)	157	(45)	(48)

Net equity transactions	17,183	(108,164)	(334,811)	(23,980)	(159,199)	(521,201)	(130,256)	(384,522)

Net change in contract owners’ equity	98,142	(282,834)	(313,946)	(227,530)	98,897	(1,817,561)	376,132	(1,597,537)
Contract owners’ equity beginning of period	212,007	494,841	313,946	541,476	1,537,862	3,355,423	1,635,999	3,233,536

Contract owners’ equity end of period	$310,149	212,007	-	313,946	1,636,759	1,537,862	2,012,131	1,635,999

CHANGES IN UNITS:
Beginning units	32,265	41,195	44,214	46,389	193,493	246,507	224,033	261,646
Units purchased	16,035	19,258	291	6,852	7,220	7,022	19,043	15,224
Units redeemed	(12,033)	(28,188)	(44,505)	(9,027)	(26,398)	(60,036)	(38,561)	(52,837)

Ending units	36,267	32,265	-	44,214	174,315	193,493	204,515	224,033

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ALVSVB		ACVIG		ACVIG2		ACVIP2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(42,903)	(65,484)	2,551,041	1,121,093	38,509	50	378,940	2,683,385
Realized gain (loss) on investments	(1,672,575)	(559,134)	(4,122,880)	6,439,803	(79,087)	166,996	279,678	(981,742)
Change in unrealized gain (loss) on investments	2,909,210	(2,477,429)	11,595,005	(69,775,284)	260,358	(1,552,658)	5,203,620	(5,011,522)
Reinvested capital gains	185,907	403,989	-	14,770,934	-	321,760	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,379,639	(2,698,058)	10,023,166	(47,443,454)	219,780	(1,063,852)	5,862,238	(3,309,879)

Equity transactions:
Purchase payments received from contract owners (note 3)	441,523	48,530	1,891,827	2,486,899	22,596	24,678	1,535,740	1,304,846
Transfers between funds	2,486,770	2,715,617	(2,980,691)	(9,168,837)	(104,473)	(140,298)	8,913,674	32,904,974
Redemptions (note 3)	(560,153)	(490,608)	(13,774,170)	(25,386,765)	(170,185)	(681,168)	(13,079,376)	(17,463,775)
Annuity benefits	(11,522)	(2,702)	(15,181)	(37,362)	(314)	(414)	(112,563)	(116,264)
Contract maintenance charges (note 2)	(11)	-	(2,284)	(5,308)	-	-	(675)	(642)
Contingent deferred sales charges (note 2)	(4,900)	(3,979)	(30,625)	(59,009)	(1,450)	(7,167)	(29,974)	(41,680)
Adjustments to maintain reserves	(168)	29	(11,862)	1,121	134	3,486	(9,402)	8,144

Net equity transactions	2,351,539	2,266,887	(14,922,986)	(32,169,261)	(253,692)	(800,883)	(2,782,576)	16,595,603

Net change in contract owners’ equity	3,731,178	(431,171)	(4,899,820)	(79,612,715)	(33,912)	(1,864,735)	3,079,662	13,285,724
Contract owners’ equity beginning of period	4,286,180	4,717,351	75,837,526	155,450,241	1,627,410	3,492,145	66,885,431	53,599,707

Contract owners’ equity end of period	$8,017,358	4,286,180	70,937,706	75,837,526	1,593,498	1,627,410	69,965,093	66,885,431

CHANGES IN UNITS:
Beginning units	548,109	301,006	7,348,426	9,788,983	192,829	265,462	5,726,351	4,431,444
Units purchased	1,098,414	659,854	678,235	1,186,624	8,633	16,174	2,759,557	6,736,141
Units redeemed	(931,943)	(412,751)	(2,171,100)	(3,627,181)	(37,818)	(88,807)	(3,006,919)	(5,441,234)

Ending units	714,580	548,109	5,855,561	7,348,426	163,644	192,829	5,478,989	5,726,351

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVI		ACVI3		ACVMV1		ACVMV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$522,401	(136,045)	423,708	(173,150)	217,041	(144,367)	6,786	(4,966)
Realized gain (loss) on investments	(382,532)	5,436,477	(4,188,834)	6,830,732	(2,746,240)	(3,260,035)	(17,351)	(8,381)
Change in unrealized gain (loss) on investments	5,793,211	(45,224,268)	8,574,650	(41,306,793)	3,868,246	(1,609,587)	95,962	(82,441)
Reinvested capital gains	-	6,207,427	-	5,399,322	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,933,080	(33,716,409)	4,809,524	(29,249,889)	1,339,047	(5,013,989)	85,397	(95,788)

Equity transactions:
Purchase payments received from contract owners (note 3)	347,839	418,055	605,607	1,548,619	270,822	428,864	66,866	32,168
Transfers between funds	(37,065,738)	(4,302,270)	(33,156,089)	(6,080,151)	145,612	4,827,439	(6)	(4,495)
Redemptions (note 3)	(3,132,269)	(13,754,018)	(2,786,638)	(9,422,672)	(1,392,453)	(2,530,068)	(9,350)	(10,082)
Annuity benefits	(10,067)	(20,432)	(833)	(3,878)	-	-	(26,335)	(28,075)
Contract maintenance charges (note 2)	(470)	(2,258)	(570)	(847)	(446)	(495)	-	(20)
Contingent deferred sales charges (note 2)	(3,720)	(12,179)	(9,158)	(35,610)	(3,224)	(7,328)	(74)	(137)
Adjustments to maintain reserves	(1,169)	2,319	(2,327)	169	(7,042)	(359)	72	60

Net equity transactions	(39,865,594)	(17,670,783)	(35,350,008)	(13,994,370)	(986,731)	2,718,053	31,173	(10,581)

Net change in contract owners’ equity	(33,932,514)	(51,387,192)	(30,540,484)	(43,244,259)	352,316	(2,295,936)	116,570	(106,369)
Contract owners’ equity beginning of period	35,750,072	87,137,264	30,693,142	73,937,401	10,844,194	13,140,130	309,671	416,040

Contract owners’ equity end of period	$1,817,558	35,750,072	152,658	30,693,142	11,196,510	10,844,194	426,241	309,671

CHANGES IN UNITS:
Beginning units	3,336,445	4,451,587	3,095,336	4,069,860	1,333,554	1,184,247	32,785	32,641
Units purchased	32,933	268,574	306,073	708,348	939,514	2,670,828	6,339	4,524
Units redeemed	(3,244,122)	(1,383,716)	(3,389,838)	(1,682,872)	(1,188,073)	(2,521,521)	(3,604)	(4,380)

Ending units	125,256	3,336,445	11,571	3,095,336	1,084,995	1,333,554	35,520	32,785

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVU1		ACVU2		ACVV		ACVV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(19,883)	(94,521)	(8,561)	(25,716)	8,182,037	3,818,200	146,653	33,625
Realized gain (loss) on investments	(3,220,488)	(74,475)	(409,142)	11,343	(39,690,837)	(15,635,052)	(742,671)	(225,933)
Change in unrealized gain (loss) on investments	3,911,438	(5,487,492)	545,505	(963,949)	58,222,005	(110,623,679)	1,224,611	(2,455,562)
Reinvested capital gains	-	1,367,195	-	228,647	-	37,750,498	-	791,520

Net increase (decrease) in contract owners’ equity resulting from operations	671,067	(4,289,293)	127,802	(749,675)	26,713,205	(84,690,033)	628,593	(1,856,350)

Equity transactions:
Purchase payments received from contract owners (note 3)	41,858	146,501	3,285	475	3,751,980	5,654,385	101,622	44,481
Transfers between funds	(4,682,652)	(7,319,017)	(1,072,342)	30,087	(16,858,472)	(31,590,460)	(78,197)	(512,992)
Redemptions (note 3)	(571,535)	(1,476,252)	(35,064)	(111,126)	(32,061,575)	(56,632,902)	(755,109)	(783,216)
Annuity benefits	(5,164)	(11,579)	-	-	(67,839)	(92,165)	-	-
Contract maintenance charges (note 2)	(216)	(391)	-	-	(5,064)	(6,685)	-	-
Contingent deferred sales charges (note 2)	(2,402)	(7,088)	(346)	(1,187)	(82,221)	(196,269)	(3,261)	(6,538)
Adjustments to maintain reserves	(208)	52	(27)	(9)	(52,433)	58,530	(136)	(61)

Net equity transactions	(5,220,319)	(8,667,774)	(1,104,494)	(81,760)	(45,375,624)	(82,805,566)	(735,081)	(1,258,326)

Net change in contract owners’ equity	(4,549,252)	(12,957,067)	(976,692)	(831,435)	(18,662,419)	(167,495,599)	(106,488)	(3,114,676)
Contract owners’ equity beginning of period	4,577,219	17,534,286	976,692	1,808,127	197,923,596	365,419,195	4,213,977	7,328,653

Contract owners’ equity end of period	$27,967	4,577,219	-	976,692	179,261,177	197,923,596	4,107,489	4,213,977

CHANGES IN UNITS:
Beginning units	624,611	1,401,693	143,661	152,411	13,651,071	18,297,238	431,804	539,862
Units purchased	67,042	163,229	4,484	9,790	1,681,592	3,612,681	36,112	22,033
Units redeemed	(688,612)	(940,311)	(148,145)	(18,540)	(4,949,120)	(8,258,848)	(109,880)	(130,091)

Ending units	3,041	624,611	-	143,661	10,383,543	13,651,071	358,036	431,804

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVVS1		ACVVS2		DVSCS		DSIF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(37,079)	(185,543)	(2,669)	(7,165)	326,799	(125,641)	3,106,179	4,686,447
Realized gain (loss) on investments	(4,259,450)	(4,643,783)	(220,605)	(1,703)	(13,196,435)	(7,963,777)	(6,831,586)	10,838,931
Change in unrealized gain (loss) on investments	4,669,213	(6,940,815)	245,455	(277,587)	12,778,447	(12,699,776)	54,567,717	(242,978,746)
Reinvested capital gains	-	937,197	-	22,132	4,079,322	5,358,539	20,763,529	-

Net increase (decrease) in contract owners’ equity resulting from operations	372,684	(10,832,944)	22,181	(264,323)	3,988,133	(15,430,655)	71,605,839	(227,453,368)

Equity transactions:
Purchase payments received from contract owners (note 3)	91,638	426,825	-	77,541	444,988	835,527	11,940,758	13,522,878
Transfers between funds	(5,906,629)	(12,293,933)	(278,393)	42,087	(2,597,247)	8,349,445	(10,061,543)	(31,240,208)
Redemptions (note 3)	(597,268)	(2,732,253)	(4,993)	(9,641)	(3,076,052)	(5,875,077)	(54,297,090)	(109,927,248)
Annuity benefits	-	-	(13,204)	(31,736)	(37,157)	(40,073)	(144,647)	(182,766)
Contract maintenance charges (note 2)	(163)	(377)	-	(5)	(1,450)	(1,630)	(11,452)	(31,323)
Contingent deferred sales charges (note 2)	(4,263)	(10,015)	-	-	(14,586)	(30,024)	(128,538)	(285,265)
Adjustments to maintain reserves	(17,322)	(167)	66	(77)	(1,301)	(1,641)	(18,780)	3,798

Net equity transactions	(6,434,007)	(14,609,920)	(296,524)	78,169	(5,282,805)	3,236,527	(52,721,292)	(128,140,134)

Net change in contract owners’ equity	(6,061,323)	(25,442,864)	(274,343)	(186,154)	(1,294,672)	(12,194,128)	18,884,547	(355,593,502)
Contract owners’ equity beginning of period	6,061,323	31,504,187	274,343	460,497	30,104,881	42,299,009	335,193,302	690,786,804

Contract owners’ equity end of period	$-	6,061,323	-	274,343	28,810,209	30,104,881	354,077,849	335,193,302

CHANGES IN UNITS:
Beginning units	889,566	2,287,313	32,734	27,543	2,956,423	2,832,247	34,537,124	44,544,149
Units purchased	88,029	2,378,316	-	8,329	1,396,910	2,592,774	4,662,547	6,241,546
Units redeemed	(977,595)	(3,776,063)	(32,734)	(3,138)	(2,076,392)	(2,468,598)	(10,155,269)	(16,248,571)

Ending units	-	889,566	-	32,734	2,276,941	2,956,423	29,044,402	34,537,124

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSRG		DSRGS		DCAP		DCAPS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(40,764)	(183,729)	(1,180)	(2,011)	841,126	768,441	14,969	(3,310)
Realized gain (loss) on investments	340,147	4,790,454	(10)	3,657	(3,114,475)	2,752,566	(142,826)	104,282
Change in unrealized gain (loss) on investments	11,413,547	(28,592,087)	30,275	(61,769)	8,565,347	(37,321,094)	254,207	(1,329,441)
Reinvested capital gains	-	-	-	-	4,248,521	6,302,421	159,016	217,910

Net increase (decrease) in contract owners’ equity resulting from operations	11,712,930	(23,985,362)	29,085	(60,123)	10,540,519	(27,497,666)	285,366	(1,010,559)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,331,393	2,770,730	-	(22)	1,513,681	1,791,713	43,397	5,186
Transfers between funds	(1,720,918)	(3,785,906)	(554)	(15,780)	(3,135,812)	(3,207,647)	(366,182)	(156,286)
Redemptions (note 3)	(6,699,361)	(13,483,880)	(11,097)	(27,013)	(9,343,972)	(15,870,228)	(278,198)	(251,424)
Annuity benefits	(4,984)	(7,245)	-	-	(34,187)	(74,965)	-	-
Contract maintenance charges (note 2)	(3,926)	(11,814)	-	-	(1,631)	(4,389)	-	-
Contingent deferred sales charges (note 2)	(27,806)	(30,609)	-	(377)	(22,730)	(35,531)	(985)	(2,996)
Adjustments to maintain reserves	(2,672)	(2,257)	(29)	(5)	(4,931)	3,057	(86)	(74)

Net equity transactions	(6,128,274)	(14,550,981)	(11,680)	(43,197)	(11,029,582)	(17,397,990)	(602,054)	(405,594)

Net change in contract owners’ equity	5,584,656	(38,536,343)	17,405	(103,320)	(489,063)	(44,895,656)	(316,688)	(1,416,153)
Contract owners’ equity beginning of period	40,224,179	78,760,522	96,608	199,928	58,929,821	103,825,477	2,082,345	3,498,498

Contract owners’ equity end of period	$45,808,835	40,224,179	114,013	96,608	58,440,758	58,929,821	1,765,657	2,082,345

CHANGES IN UNITS:
Beginning units	5,103,159	6,507,082	13,576	18,076	5,283,363	6,500,979	243,047	281,395
Units purchased	257,714	967,636	-	46	731,917	1,453,038	16,642	7,364
Units redeemed	(970,456)	(2,371,559)	(1,323)	(4,546)	(1,708,838)	(2,670,654)	(88,787)	(45,712)

Ending units	4,390,417	5,103,159	12,253	13,576	4,306,442	5,283,363	170,902	243,047

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSC		DVIV		FCA2S		FALFS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$503	(1,584)	6,977	5,258	(6,636)	(16,327)	577	(1,611)
Realized gain (loss) on investments	(10,035)	(3,156)	(1,733)	21,101	16,943	57,582	(59,811)	(62,252)
Change in unrealized gain (loss) on investments	40,653	(108,755)	62,504	(270,718)	45,309	(362,868)	77,495	(168,143)
Reinvested capital gains	-	20,497	-	77,762	-	19,715	-	89,742

Net increase (decrease) in contract owners’ equity resulting from operations	31,121	(92,998)	67,748	(166,597)	55,616	(301,898)	18,261	(142,264)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,659	3,137	-	-	1,728	12,600	165	694
Transfers between funds	4,345	(231,987)	-	(92,223)	(21,677)	(59,572)	(32,306)	(121,245)
Redemptions (note 3)	(2,958)	(8,151)	(46,316)	(12,026)	(83,210)	(106,954)	(605)	(23,583)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2)	(122)	(28)	(199)	(166)	(1,596)	-	(112)
Adjustments to maintain reserves	(1)	(41)	(57)	2	(22)	(85)	(21)	(2)

Net equity transactions	3,043	(237,164)	(46,401)	(104,446)	(103,347)	(155,607)	(32,767)	(144,248)

Net change in contract owners’ equity	34,164	(330,162)	21,347	(271,043)	(47,731)	(457,505)	(14,506)	(286,512)
Contract owners’ equity beginning of period	123,595	453,757	235,670	506,713	612,911	1,070,416	201,610	488,122

Contract owners’ equity end of period	$157,759	123,595	257,017	235,670	565,180	612,911	187,104	201,610

CHANGES IN UNITS:
Beginning units	17,445	42,914	20,031	26,630	70,121	84,547	27,949	43,489
Units purchased	1,660	630	-	-	2,667	1,835	122	1,567
Units redeemed	(1,232)	(26,099)	(3,167)	(6,599)	(14,505)	(16,261)	(4,862)	(17,107)

Ending units	17,873	17,445	16,864	20,031	58,283	70,121	23,209	27,949

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FHIBS		FVMOS		FQB		FQBS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$294,877	304,658	42,765	27,929	8,644,914	8,691,466	291,955	237,078
Realized gain (loss) on investments	(251,671)	(306,216)	63,058	(492,075)	(4,351,727)	(6,085,171)	(239,255)	(184,414)
Change in unrealized gain (loss) on investments	1,273,309	(1,125,283)	(100,637)	10,775	22,969,480	(19,282,293)	1,024,685	(744,969)
Reinvested capital gains	-	-	106,126	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,316,515	(1,126,841)	111,312	(453,371)	27,262,667	(16,675,998)	1,077,385	(692,305)

Equity transactions:
Purchase payments received from contract owners (note 3)	88,043	162,916	113,149	81,430	2,949,375	3,948,044	142,829	122,715
Transfers between funds	(25,340)	(441,166)	(287,918)	4,875,506	(3,406,293)	(15,349,255)	148,611	(524,514)
Redemptions (note 3)	(497,383)	(499,554)	(1,474,215)	(1,097,378)	(31,639,160)	(46,276,545)	(1,073,039)	(999,123)
Annuity benefits	(155)	(158)	-	-	(79,357)	(100,308)	(649)	(656)
Contract maintenance charges (note 2)	-	-	(73)	(34)	(2,117)	(2,325)	-	-
Contingent deferred sales charges (note 2)	(3,013)	(4,887)	(2,283)	(8,545)	(63,963)	(165,236)	(6,581)	(11,202)
Adjustments to maintain reserves	(346)	153	(131)	(717)	1,484	(9,312)	(209)	2,401

Net equity transactions	(438,194)	(782,696)	(1,651,471)	3,850,262	(32,240,031)	(57,954,937)	(789,038)	(1,410,379)

Net change in contract owners’ equity	878,321	(1,909,537)	(1,540,159)	3,396,891	(4,977,364)	(74,630,935)	288,347	(2,102,684)
Contract owners’ equity beginning of period	2,717,840	4,627,377	4,620,131	1,223,240	160,866,913	235,497,848	6,387,326	8,490,010

Contract owners’ equity end of period	$3,596,161	2,717,840	3,079,972	4,620,131	155,889,549	160,866,913	6,675,673	6,387,326

CHANGES IN UNITS:
Beginning units	273,394	339,327	469,126	121,945	12,428,184	16,768,928	606,570	733,237
Units purchased	41,843	108,880	687,721	1,281,853	2,509,896	4,366,048	95,819	46,338
Units redeemed	(72,803)	(174,813)	(844,604)	(934,672)	(4,842,641)	(8,706,792)	(164,212)	(173,005)

Ending units	242,434	273,394	312,243	469,126	10,095,439	12,428,184	538,177	606,570

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FC2		FVSS2		FCS		FNRS2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(69,922)	(169,945)	(16,308)	(25,170)	449,126	(2,093,641)	(207,409)	(533,285)
Realized gain (loss) on investments	(367,177)	524,483	(423,541)	(254,427)	(9,349,615)	17,813,085	(8,994,144)	(2,589,591)
Change in unrealized gain (loss) on investments	3,402,497	(9,186,346)	918,885	(1,338,765)	112,944,656	(342,025,884)	17,283,512	(27,519,089)
Reinvested capital gains	2,859	482,988	-	426,394	95,326	18,511,927	-	1,407,632

Net increase (decrease) in contract owners’ equity resulting from operations	2,968,257	(8,348,820)	479,036	(1,191,968)	104,139,493	(307,794,513)	8,081,959	(29,234,333)

Equity transactions:
Purchase payments received from contract owners (note 3)	134,795	65,285	34,220	5,602	7,557,503	13,166,368	608,783	1,399,448
Transfers between funds	(279,751)	(632,630)	(121,310)	(261,324)	(16,322,870)	(49,376,712)	428,099	8,143,964
Redemptions (note 3)	(1,066,233)	(2,029,992)	(187,669)	(178,582)	(56,833,341)	(116,263,512)	(3,060,662)	(7,460,632)
Annuity benefits	(5,075)	(7,115)	-	-	(231,824)	(362,496)	(9,619)	(29,084)
Contract maintenance charges (note 2)	-	-	-	-	(13,111)	(25,000)	(1,232)	(1,185)
Contingent deferred sales charges (note 2)	(7,089)	(23,673)	(1,593)	(1,796)	(141,459)	(354,218)	(12,136)	(29,743)
Adjustments to maintain reserves	(110)	37	(68)	(13)	495	23,573	(1,163)	2,194

Net equity transactions	(1,223,463)	(2,628,088)	(276,420)	(436,113)	(65,984,607)	(153,191,997)	(2,047,930)	2,024,962

Net change in contract owners’ equity	1,744,794	(10,976,908)	202,616	(1,628,081)	38,154,886	(460,986,510)	6,034,029	(27,209,371)
Contract owners’ equity beginning of period	9,825,333	20,802,241	1,006,487	2,634,568	354,689,011	815,675,521	20,188,381	47,397,752

Contract owners’ equity end of period	$11,570,127	9,825,333	1,209,103	1,006,487	392,843,897	354,689,011	26,222,410	20,188,381

CHANGES IN UNITS:
Beginning units	983,215	1,171,503	137,880	172,687	25,997,531	34,126,179	3,165,031	3,230,157
Units purchased	47,702	56,044	14,581	4,664	2,629,810	4,747,398	1,806,123	3,983,629
Units redeemed	(159,409)	(244,332)	(45,040)	(39,471)	(7,246,469)	(12,876,046)	(2,088,331)	(4,048,755)

Ending units	871,508	983,215	107,421	137,880	21,380,872	25,997,531	2,882,823	3,165,031

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FEIS		FEI2		FF10S		FF10S2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$2,518,653	4,212,550	12,658	29,913	203,459	159,464	612	381
Realized gain (loss) on investments	(21,060,117)	(3,024,534)	(676,225)	187,703	(1,238,428)	(893,044)	(1,391)	617
Change in unrealized gain (loss) on investments	82,099,875	(236,726,233)	2,316,109	(6,308,647)	2,605,255	(2,834,252)	4,898	(9,661)
Reinvested capital gains	-	514,978	-	12,641	66,383	397,980	186	1,188

Net increase (decrease) in contract owners’ equity resulting from operations	63,558,411	(235,023,239)	1,652,542	(6,078,390)	1,636,669	(3,169,852)	4,305	(7,475)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,703,525	8,640,362	54,387	100,407	129,372	137,029	5,325	13,472
Transfers between funds	(11,638,804)	(43,293,206)	(334,236)	(588,782)	16,418	5,538,244	-	(10,109)
Redemptions (note 3)	(45,284,274)	(100,584,300)	(870,048)	(1,556,124)	(1,512,357)	(2,752,654)	(3,552)	(4,362)
Annuity benefits	(128,796)	(185,994)	-	-	(3,025)	(3,588)	(2,514)	(3,516)
Contract maintenance charges (note 2)	(5,514)	(9,106)	-	-	(112)	(112)	-	(1)
Contingent deferred sales charges (note 2)	(105,757)	(259,592)	(6,326)	(18,948)	(1,212)	(9,257)	-	-
Adjustments to maintain reserves	(6,861)	23,002	(257)	(58)	(193)	(128)	(7)	259

Net equity transactions	(51,466,481)	(135,668,834)	(1,156,480)	(2,063,505)	(1,371,109)	2,909,534	(748)	(4,257)

Net change in contract owners’ equity	12,091,930	(370,692,073)	496,062	(8,141,895)	265,560	(260,318)	3,557	(11,732)
Contract owners’ equity beginning of period	267,087,287	637,779,360	7,081,339	15,223,234	8,055,568	8,315,886	22,292	34,024

Contract owners’ equity end of period	$279,179,217	267,087,287	7,577,401	7,081,339	8,321,128	8,055,568	25,849	22,292

CHANGES IN UNITS:
Beginning units	26,543,981	36,071,966	912,834	1,101,407	949,001	717,498	2,431	2,743
Units purchased	2,748,863	4,868,023	39,013	66,399	368,621	863,436	516	1,204
Units redeemed	(7,825,027)	(14,396,008)	(185,419)	(254,972)	(511,725)	(631,933)	(620)	(1,516)

Ending units	21,467,817	26,543,981	766,428	912,834	805,897	949,001	2,327	2,431

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FF20S		FF20S2		FF30S		FF30S2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$130,120	93,653	2,435	1,031	31,760	34,343	1,590	2,317
Realized gain (loss) on investments	(1,193,894)	(432,585)	(3,843)	(474)	(657,992)	(152,920)	(28,930)	(27,824)
Change in unrealized gain (loss) on investments	2,282,203	(2,482,108)	27,269	(33,780)	1,311,464	(1,629,441)	107,454	(190,095)
Reinvested capital gains	72,898	358,206	1,260	3,596	37,534	228,388	4,464	26,641

Net increase (decrease) in contract owners’ equity resulting from operations	1,291,327	(2,462,834)	27,121	(29,627)	722,766	(1,519,630)	84,578	(188,961)

Equity transactions:
Purchase payments received from contract owners (note 3)	555,955	345,824	58,655	64,998	412,910	574,791	18,750	-
Transfers between funds	1,171,251	2,234,200	-	-	296,988	(78,431)	-	184,744
Redemptions (note 3)	(1,778,574)	(1,508,109)	(3,330)	(1,914)	(480,995)	(226,412)	(15,312)	(54,174)
Annuity benefits	(6,127)	(7,756)	(6,111)	(6,148)	-	-	(20,830)	(27,673)
Contract maintenance charges (note 2)	(1,013)	(629)	-	(2)	(1,831)	(887)	-	(5)
Contingent deferred sales charges (note 2)	(8,648)	(7,089)	-	-	(8,861)	(3,201)	-	-
Adjustments to maintain reserves	(237)	(105)	39	540	(134)	(59)	47	1,232

Net equity transactions	(67,393)	1,056,336	49,253	57,474	218,077	265,801	(17,345)	104,124

Net change in contract owners’ equity	1,223,934	(1,406,498)	76,374	27,847	940,843	(1,253,829)	67,233	(84,837)
Contract owners’ equity beginning of period	5,227,509	6,634,007	71,695	43,848	2,371,508	3,625,337	292,303	377,140

Contract owners’ equity end of period	$6,451,443	5,227,509	148,069	71,695	3,312,351	2,371,508	359,536	292,303

CHANGES IN UNITS:
Beginning units	670,911	561,279	8,292	3,382	329,992	301,314	35,261	27,932
Units purchased	334,671	504,980	6,477	5,622	168,081	168,857	2,373	16,127
Units redeemed	(345,199)	(395,348)	(1,044)	(712)	(140,674)	(140,179)	(4,070)	(8,798)

Ending units	660,383	670,911	13,725	8,292	357,399	329,992	33,564	35,261

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FGOS		FGS		FG2		FHIS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(142,042)	(291,007)	(1,248,715)	(1,441,040)	(46,062)	(62,627)	3,915,354	5,570,251
Realized gain (loss) on investments	(1,283,016)	1,561,148	1,146,420	19,074,895	(17,209)	325,393	(6,426,537)	(5,039,902)
Change in unrealized gain (loss) on investments	9,078,300	(28,851,921)	37,767,384	(188,540,707)	699,170	(3,061,729)	24,264,875	(23,551,722)
Reinvested capital gains	-	-	135,846	-	2,341	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,653,242	(27,581,780)	37,800,935	(170,906,852)	638,240	(2,798,963)	21,753,692	(23,021,373)

Equity transactions:
Purchase payments received from contract owners (note 3)	607,535	859,080	4,923,811	6,532,243	42,834	15,524	405,054	327,535
Transfers between funds	(430,007)	(884,140)	(7,586,619)	(32,372,231)	(118,867)	358,839	(4,295,463)	(13,012,388)
Redemptions (note 3)	(3,500,957)	(8,708,883)	(27,523,069)	(67,408,379)	(484,433)	(641,298)	(11,651,175)	(22,341,873)
Annuity benefits	(610)	(2,789)	(66,999)	(124,996)	-	-	(30,048)	(38,660)
Contract maintenance charges (note 2)	(392)	(1,255)	(8,961)	(16,062)	-	-	(933)	(2,073)
Contingent deferred sales charges (note 2)	(7,078)	(13,083)	(63,986)	(157,310)	(2,063)	(10,663)	(18,388)	(41,792)
Adjustments to maintain reserves	(1,480)	45	(39,191)	(3,613)	(85)	(32)	(2,732)	857

Net equity transactions	(3,332,989)	(8,751,025)	(30,365,014)	(93,550,348)	(562,614)	(277,630)	(15,593,685)	(35,108,394)

Net change in contract owners’ equity	4,320,253	(36,332,805)	7,435,921	(264,457,200)	75,626	(3,076,593)	6,160,007	(58,129,767)
Contract owners’ equity beginning of period	19,212,604	55,545,409	164,010,989	428,468,189	2,846,744	5,923,337	58,588,167	116,717,934

Contract owners’ equity end of period	$23,532,857	19,212,604	171,446,910	164,010,989	2,922,370	2,846,744	64,748,174	58,588,167

CHANGES IN UNITS:
Beginning units	3,325,249	4,293,709	18,900,121	25,956,718	418,764	450,197	7,073,592	10,440,891
Units purchased	283,300	1,068,057	1,596,266	3,363,809	19,031	66,431	280,336	879,789
Units redeemed	(784,860)	(2,036,517)	(5,008,209)	(10,420,406)	(96,073)	(97,864)	(1,866,647)	(4,247,088)

Ending units	2,823,689	3,325,249	15,488,178	18,900,121	341,722	418,764	5,487,281	7,073,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FHISR		FIGBS		FMCS		FMC2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$2,705,280	1,627,213	4,988,563	1,960,251	(150,203)	(321,442)	(115,031)	(196,933)
Realized gain (loss) on investments	(2,907,003)	(3,985,547)	92,206	(776,301)	(3,751,495)	(3,994,033)	(266,661)	772,748
Change in unrealized gain (loss) on investments	12,952,030	(3,827,678)	3,537,944	(4,238,529)	13,063,566	(19,917,178)	2,947,511	(8,622,741)
Reinvested capital gains	-	-	280,887	53,666	166,121	5,975,426	41,280	2,176,437

Net increase (decrease) in contract owners’ equity resulting from operations	12,750,307	(6,186,012)	8,899,600	(3,000,913)	9,327,989	(18,257,227)	2,607,099	(5,870,489)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,481,323	1,196,954	1,239,489	1,490,364	714,233	1,425,458	213,947	141,450
Transfers between funds	13,592,533	5,472,674	26,837,411	5,196,393	6,761,487	4,330,878	(594,628)	(865,828)
Redemptions (note 3)	(8,605,629)	(6,203,185)	(12,122,959)	(15,296,977)	(4,806,391)	(6,463,959)	(991,418)	(1,326,949)
Annuity benefits	-	-	(89,688)	(114,537)	(247)	(223)	(82,092)	(122,619)
Contract maintenance charges (note 2)	(255)	(227)	(2,193)	(1,962)	(1,207)	(1,119)	-	(48)
Contingent deferred sales charges (note 2)	(18,567)	(18,174)	(23,763)	(50,881)	(17,890)	(29,125)	(4,752)	(17,224)
Adjustments to maintain reserves	13,542	(292)	(2,203)	5,414	(1,012)	999	(135)	3,926

Net equity transactions	6,462,947	447,750	15,836,094	(8,772,186)	2,648,973	(737,091)	(1,459,078)	(2,187,292)

Net change in contract owners’ equity	19,213,254	(5,738,262)	24,735,694	(11,773,099)	11,976,962	(18,994,318)	1,148,021	(8,057,781)
Contract owners’ equity beginning of period	24,447,258	30,185,520	54,834,387	66,607,486	24,920,107	43,914,425	7,852,247	15,910,028

Contract owners’ equity end of period	$43,660,512	24,447,258	79,570,081	54,834,387	36,897,069	24,920,107	9,000,268	7,852,247

CHANGES IN UNITS:
Beginning units	3,359,844	3,077,761	4,984,533	5,743,749	3,606,217	3,720,767	562,586	688,268
Units purchased	5,211,288	5,259,682	4,195,848	2,655,637	1,961,305	2,476,807	27,999	32,714
Units redeemed	(4,358,692)	(4,977,599)	(2,826,573)	(3,414,853)	(1,639,391)	(2,591,357)	(127,224)	(158,396)

Ending units	4,212,440	3,359,844	6,353,808	4,984,533	3,928,131	3,606,217	463,361	562,586

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FOS		FO2R		FOSR		FVSS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$192,343	455,400	1,809	21,140	322,873	739,962	(86,123)	(128,980)
Realized gain (loss) on investments	(818,682)	2,615,156	(159,778)	718,588	(2,918,825)	2,547,449	(10,648,667)	(4,292,902)
Change in unrealized gain (loss) on investments	5,401,185	(28,627,790)	1,198,551	(6,814,774)	10,854,503	(52,561,281)	16,182,156	(13,916,186)
Reinvested capital gains	69,697	4,945,362	16,122	1,139,337	126,166	9,580,938	-	5,056,892

Net increase (decrease) in contract owners’ equity resulting from operations	4,844,543	(20,611,872)	1,056,704	(4,935,709)	8,384,717	(39,692,932)	5,447,366	(13,281,176)

Equity transactions:
Purchase payments received from contract owners (note 3)	128,780	187,048	16,923	39,091	976,482	1,681,227	564,622	500,371
Transfers between funds	(1,372,725)	(1,336,215)	(269,050)	(390,493)	(2,322,278)	(7,164,512)	1,576,674	(4,396,007)
Redemptions (note 3)	(3,143,138)	(8,074,947)	(605,831)	(977,083)	(6,663,567)	(13,862,852)	(2,292,687)	(4,139,516)
Annuity benefits	(9,857)	(18,208)	(141)	(196)	(45,500)	(56,302)	(12,462)	(22,982)
Contract maintenance charges (note 2)	(150)	(770)	-	-	(1,332)	(1,550)	(674)	(763)
Contingent deferred sales charges (note 2)	(2,911)	(9,197)	(3,045)	(9,300)	(24,426)	(62,610)	(6,887)	(21,438)
Adjustments to maintain reserves	(571)	2,275	99	1,964	(844)	2,596	(833)	3,619

Net equity transactions	(4,400,572)	(9,250,014)	(861,045)	(1,336,017)	(8,081,465)	(19,464,003)	(172,247)	(8,076,716)

Net change in contract owners’ equity	443,971	(29,861,886)	195,659	(6,271,726)	303,252	(59,156,935)	5,275,119	(21,357,892)
Contract owners’ equity beginning of period	22,941,478	52,803,364	5,160,996	11,432,722	41,975,734	101,132,669	10,800,856	32,158,748

Contract owners’ equity end of period	$23,385,449	22,941,478	5,356,655	5,160,996	42,278,986	41,975,734	16,075,975	10,800,856

CHANGES IN UNITS:
Beginning units	2,082,989	2,660,164	503,679	614,490	3,829,152	5,132,023	1,388,196	1,995,932
Units purchased	31,386	213,270	21,782	53,817	617,845	1,017,722	1,312,113	358,554
Units redeemed	(416,746)	(790,445)	(103,857)	(164,628)	(1,372,514)	(2,320,593)	(1,372,219)	(966,290)

Ending units	1,697,629	2,082,989	421,604	503,679	3,074,483	3,829,152	1,328,090	1,388,196

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVIS2		FTVRD2		FTVSV2		FTVDM3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$2,716,316	2,347,439	(397)	2,478	57,997	4,042	155,824	185,370
Realized gain (loss) on investments	(3,933,797)	(3,927,872)	(28,427)	6,041	(3,972,025)	(5,763,259)	(3,560,166)	(2,685,224)
Change in unrealized gain (loss) on investments	13,010,258	(17,396,908)	114,005	(292,640)	6,859,070	(3,889,596)	8,512,987	(8,166,063)
Reinvested capital gains	-	1,248,095	-	7,040	625,297	1,492,261	24,970	2,366,707

Net increase (decrease) in contract owners’ equity resulting from operations	11,792,777	(17,729,246)	85,181	(277,081)	3,570,339	(8,156,552)	5,133,615	(8,299,210)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,008,436	1,594,129	(31)	(153)	508,366	605,751	511,146	341,295
Transfers between funds	9,095,924	3,260,697	(19,582)	(63,674)	1,224,615	8,331,848	5,581,512	(8,959,556)
Redemptions (note 3)	(6,127,284)	(13,272,437)	(25,991)	(50,321)	(2,530,556)	(3,090,755)	(1,958,810)	(2,348,529)
Annuity benefits	(66,936)	(72,030)	(48,432)	(70,372)	(31,176)	(41,821)	(17,499)	(22,802)
Contract maintenance charges (note 2)	(560)	(559)	(3)	(45)	(505)	(277)	(254)	(209)
Contingent deferred sales charges (note 2)	(11,631)	(26,997)	(285)	(1,546)	(6,238)	(13,304)	(3,132)	(9,414)
Adjustments to maintain reserves	(815)	2,871	27	4,661	(170)	2,283	(490)	1,273

Net equity transactions	3,897,134	(8,514,326)	(94,297)	(181,450)	(835,664)	5,793,725	4,112,473	(10,997,942)

Net change in contract owners’ equity	15,689,911	(26,243,572)	(9,116)	(458,531)	2,734,675	(2,362,827)	9,246,088	(19,297,152)
Contract owners’ equity beginning of period	34,432,052	60,675,624	662,345	1,120,876	14,808,726	17,171,553	5,085,582	24,382,734

Contract owners’ equity end of period	$50,121,963	34,432,052	653,229	662,345	17,543,401	14,808,726	14,331,670	5,085,582

CHANGES IN UNITS:
Beginning units	4,245,169	5,243,133	74,256	90,220	2,135,224	1,615,021	746,789	1,629,698
Units purchased	2,111,337	2,770,029	872	596	1,237,657	3,120,705	1,171,780	564,552
Units redeemed	(1,746,640)	(3,767,993)	(11,776)	(16,560)	(1,365,120)	(2,600,502)	(638,827)	(1,447,461)

Ending units	4,609,866	4,245,169	63,352	74,256	2,007,761	2,135,224	1,279,742	746,789

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TIF2		TIF3		FTVGI3		FTVFA2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,172	674	249,874	210,114	5,589,508	1,231,132	53,698	24,429
Realized gain (loss) on investments	(4,239)	7,706	(5,330,269)	(938,218)	601,497	1,289,935	(75,983)	(112,861)
Change in unrealized gain (loss) on investments	10,892	(48,524)	7,064,420	(7,688,911)	783,873	(1,091,876)	503,967	(96,307)
Reinvested capital gains	2,020	6,350	434,845	1,445,923	-	-	-	28,167

Net increase (decrease) in contract owners’ equity resulting from operations	9,845	(33,794)	2,418,870	(6,971,092)	6,974,878	1,429,191	481,682	(156,572)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	244,047	521,952	870,556	1,292,654	169,135	23,564
Transfers between funds	(19,000)	(9,283)	188,397	4,071,162	7,541,975	14,320,636	1,886,224	1,190,706
Redemptions (note 3)	-	(112)	(1,352,397)	(2,620,193)	(8,487,057)	(7,902,089)	(207,634)	(34,830)
Annuity benefits	(5,216)	(14,470)	(21,559)	(33,129)	(17,624)	(15,726)	(1,535)	-
Contract maintenance charges (note 2)	-	-	(621)	(797)	(595)	(287)	(11)	(1)
Contingent deferred sales charges (note 2)	-	-	(4,179)	(13,459)	(18,059)	(17,849)	(349)	(268)
Adjustments to maintain reserves	402	806	2,839	988	(710)	270	(75)	(8)

Net equity transactions	(23,814)	(23,059)	(943,473)	1,926,524	(111,514)	7,677,609	1,845,755	1,179,163

Net change in contract owners’ equity	(13,969)	(56,853)	1,475,397	(5,044,568)	6,863,364	9,106,800	2,327,437	1,022,591
Contract owners’ equity beginning of period	45,418	102,271	9,661,133	14,705,701	42,251,539	33,144,739	1,022,591	-

Contract owners’ equity end of period	$31,449	45,418	11,136,530	9,661,133	49,114,903	42,251,539	3,350,028	1,022,591

CHANGES IN UNITS:
Beginning units	4,144	5,496	1,248,884	1,094,763	3,465,329	2,850,554	152,212	-
Units purchased	46	64	795,098	925,782	1,834,558	3,628,953	326,533	256,373
Units redeemed	(2,069)	(1,416)	(961,500)	(771,661)	(1,862,390)	(3,014,178)	(86,520)	(104,161)

Ending units	2,121	4,144	1,082,482	1,248,884	3,437,497	3,465,329	392,225	152,212

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMGP		AMINS		AMCG		AMTP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(255,906)	(402,306)	(11,899)	(82,313)	(441,523)	(1,287,791)	(319,640)	(636,157)
Realized gain (loss) on investments	1,490,078	7,600,226	(915,404)	(2,028,868)	2,438,296	14,345,893	(48,266,083)	(4,953,512)
Change in unrealized gain (loss) on investments	3,597,567	(35,517,706)	1,231,409	(261,229)	5,956,056	(73,525,161)	63,903,225	(66,411,465)
Reinvested capital gains	-	2,150,220	-	91	-	-	48,357	13,838,171

Net increase (decrease) in contract owners’ equity resulting from operations	4,831,739	(26,169,566)	304,106	(2,372,319)	7,952,829	(60,467,059)	15,365,859	(58,162,963)

Equity transactions:
Purchase payments received from contract owners (note 3)	490,119	1,020,657	9,729	313,130	1,009,391	2,212,863	696,391	1,519,919
Transfers between funds	(40,111,750)	(3,114,685)	(1,773,116)	(8,174,807)	(68,841,092)	(11,247,612)	(56,709,043)	(7,231,103)
Redemptions (note 3)	(3,934,940)	(13,026,487)	(133,599)	(1,104,524)	(6,190,490)	(24,788,653)	(4,533,482)	(19,753,050)
Annuity benefits	(4,786)	(11,062)	(754)	(2,028)	(12,786)	(27,946)	(3,301)	(9,649)
Contract maintenance charges (note 2)	(497)	(1,455)	(47)	(438)	(1,290)	(3,812)	(964)	(2,047)
Contingent deferred sales charges (note 2)	(5,912)	(32,324)	(1,003)	(8,612)	(17,860)	(56,717)	(10,313)	(49,624)
Adjustments to maintain reserves	(1,493)	625	(282)	(1,946)	(146,605)	512	3,646	297

Net equity transactions	(43,569,259)	(15,164,731)	(1,899,072)	(8,979,225)	(74,200,732)	(33,911,365)	(60,557,066)	(25,525,257)

Net change in contract owners’ equity	(38,737,520)	(41,334,297)	(1,594,966)	(11,351,544)	(66,247,903)	(94,378,424)	(45,191,207)	(83,688,220)
Contract owners’ equity beginning of period	39,020,339	80,354,636	1,594,966	12,946,510	66,627,966	161,006,390	45,700,168	129,388,388

Contract owners’ equity end of period	$282,819	39,020,339	-	1,594,966	380,063	66,627,966	508,961	45,700,168

CHANGES IN UNITS:
Beginning units	3,174,895	4,032,425	266,109	1,121,173	4,899,483	6,698,477	5,238,503	7,015,661
Units purchased	268,648	746,054	57,193	345,137	270,584	796,262	1,028,680	1,713,452
Units redeemed	(3,418,617)	(1,603,584)	(323,302)	(1,200,201)	(5,142,946)	(2,595,256)	(6,218,154)	(3,490,610)

Ending units	24,926	3,174,895	-	266,109	27,121	4,899,483	49,029	5,238,503

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMRS		AMFAS		AMSRS		OVCAFS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(20,119)	(12,266)	(17,378)	(23,803)	32,115	(16,865)	(57,958)	(91,399)
Realized gain (loss) on investments	(1,711,142)	(579,464)	(411,072)	(541,687)	(940,646)	227,961	90,471	315,345
Change in unrealized gain (loss) on investments	2,204,244	(1,680,926)	668,003	(463,129)	1,734,978	(3,897,532)	1,112,075	(3,066,026)
Reinvested capital gains	47	8,072	-	51,557	-	382,045	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	473,030	(2,264,584)	239,553	(977,062)	826,447	(3,304,391)	1,144,588	(2,842,080)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,274	143,591	96,002	9,231	39,954	478,547	30,340	45,363
Transfers between funds	(2,580,828)	(665,957)	392,183	446,549	(192,882)	(9,088,330)	(122,246)	(341,802)
Redemptions (note 3)	(298,953)	(648,629)	(279,741)	(163,646)	(522,286)	(2,387,418)	(521,700)	(449,085)
Annuity benefits	(3,864)	(21,794)	(3,247)	(4,330)	(5,382)	(8,095)	(437)	(571)
Contract maintenance charges (note 2)	(75)	(227)	(17)	(26)	(298)	(952)	-	-
Contingent deferred sales charges (note 2)	(613)	(4,134)	(1,413)	(1,834)	(1,255)	(11,422)	(2,179)	(4,782)
Adjustments to maintain reserves	268	117	(135)	46	(336)	339	(540)	6,090

Net equity transactions	(2,879,791)	(1,197,033)	203,632	285,990	(682,485)	(11,017,331)	(616,762)	(744,787)

Net change in contract owners’ equity	(2,406,761)	(3,461,617)	443,185	(691,072)	143,962	(14,321,722)	527,826	(3,586,867)
Contract owners’ equity beginning of period	2,410,952	5,872,569	1,069,201	1,760,273	3,430,085	17,751,807	3,027,129	6,613,996

Contract owners’ equity end of period	$4,191	2,410,952	1,512,386	1,069,201	3,574,047	3,430,085	3,554,955	3,027,129

CHANGES IN UNITS:
Beginning units	408,423	536,697	150,345	138,132	389,079	1,195,809	441,461	515,617
Units purchased	701,280	168,587	183,747	534,763	70,255	357,286	17,024	25,606
Units redeemed	(1,109,281)	(296,861)	(145,002)	(522,550)	(144,005)	(1,164,016)	(92,203)	(99,762)

Ending units	422	408,423	189,090	150,345	315,329	389,079	366,282	441,461

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGR		OVGS3		OVGS		OVGSS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,088,150)	(2,312,922)	1,021,135	594,330	778,031	494,008	5,276	(23,786)
Realized gain (loss) on investments	3,283,907	19,599,369	(4,202,394)	5,280,326	3,057,837	14,101,095	209,682	460,253
Change in unrealized gain (loss) on investments	45,618,716	(140,675,586)	31,249,377	(89,026,528)	15,888,598	(76,182,265)	669,885	(3,067,304)
Reinvested capital gains	-	-	2,040,532	10,452,940	1,477,876	7,978,626	67,718	330,617

Net increase (decrease) in contract owners’ equity resulting from operations	47,814,473	(123,389,139)	30,108,650	(72,698,932)	21,202,342	(53,608,536)	952,561	(2,300,220)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,415,732	5,450,845	2,543,148	4,626,918	304,568	472,201	-	(33)
Transfers between funds	(8,561,844)	(20,775,362)	(6,027,544)	(16,024,052)	(5,094,575)	(13,108,614)	(132,383)	(308,049)
Redemptions (note 3)	(24,301,499)	(48,537,324)	(14,539,441)	(25,564,616)	(10,859,159)	(21,683,275)	(608,367)	(680,342)
Annuity benefits	(94,474)	(161,008)	(45,697)	(55,153)	(34,351)	(58,175)	(2,448)	(3,240)
Contract maintenance charges (note 2)	(5,494)	(9,255)	(3,871)	(4,272)	(750)	(1,503)	-	-
Contingent deferred sales charges (note 2)	(58,902)	(186,629)	(55,738)	(137,186)	(13,450)	(64,599)	(2,804)	(6,120)
Adjustments to maintain reserves	(10,895)	11,727	(3,179)	1,963	(4,794)	24,085	(145)	12

Net equity transactions	(29,617,376)	(64,207,006)	(18,132,322)	(37,156,398)	(15,702,511)	(34,419,880)	(746,147)	(997,772)

Net change in contract owners’ equity	18,197,097	(187,596,145)	11,976,328	(109,855,330)	5,499,831	(88,028,416)	206,414	(3,297,992)
Contract owners’ equity beginning of period	127,810,291	315,406,436	91,896,614	201,751,944	66,164,683	154,193,099	2,984,092	6,282,084

Contract owners’ equity end of period	$146,007,388	127,810,291	103,872,942	91,896,614	71,664,514	66,164,683	3,190,506	2,984,092

CHANGES IN UNITS:
Beginning units	12,747,789	17,017,191	6,681,809	8,674,031	7,350,485	9,761,653	299,786	370,311
Units purchased	1,371,508	2,153,920	883,118	1,430,106	517,075	1,073,574	-	468
Units redeemed	(3,957,767)	(6,423,322)	(2,102,355)	(3,422,328)	(1,968,169)	(3,484,742)	(65,746)	(70,993)

Ending units	10,161,530	12,747,789	5,462,572	6,681,809	5,899,391	7,350,485	234,040	299,786

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVHI3		OVHI		OVHIS		OVGI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(17,897)	80,426	(1,622)	53,252	(297)	5,896	982,809	888,401
Realized gain (loss) on investments	(533,695)	(1,182,350)	(123,303)	(187,758)	(11,633)	(5,963)	(915,631)	5,751,651
Change in unrealized gain (loss) on investments	983,470	(606,013)	149,471	(485,159)	17,230	(90,139)	27,014,066	(110,502,352)
Reinvested capital gains	-	-	-	-	-	-	-	13,739,122

Net increase (decrease) in contract owners’ equity resulting from operations	431,878	(1,707,937)	24,546	(619,665)	5,300	(90,206)	27,081,244	(90,123,178)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,767	48,027	-	-	-	-	2,222,999	4,415,785
Transfers between funds	1,933,160	481,048	(19,456)	(386,775)	-	(2,247)	(5,749,670)	(17,806,428)
Redemptions (note 3)	(561,837)	(243,386)	(9,824)	(214,453)	(899)	(2,906)	(19,573,950)	(47,832,085)
Annuity benefits	-	-	-	-	(1,851)	(10,086)	(55,790)	(82,922)
Contract maintenance charges (note 2)	(14)	(18)	(12)	(37)	-	(1)	(3,216)	(5,337)
Contingent deferred sales charges (note 2)	(383)	(1,208)	(97)	(452)	-	-	(60,067)	(135,484)
Adjustments to maintain reserves	(65)	(7,460)	(61)	(74)	24	760	(17,203)	14,057

Net equity transactions	1,404,628	277,003	(29,450)	(601,791)	(2,726)	(14,480)	(23,236,897)	(61,432,414)

Net change in contract owners’ equity	1,836,506	(1,430,934)	(4,904)	(1,221,456)	2,574	(104,686)	3,844,347	(151,555,592)
Contract owners’ equity beginning of period	322,010	1,752,944	128,455	1,349,911	23,306	127,992	120,383,769	271,939,361

Contract owners’ equity end of period	$2,158,516	322,010	123,551	128,455	25,880	23,306	124,228,116	120,383,769

CHANGES IN UNITS:
Beginning units	160,909	182,957	58,162	128,274	9,322	10,820	13,429,592	18,473,644
Units purchased	1,487,261	502,308	3,986	11,358	-	98	1,191,059	2,538,411
Units redeemed	(788,821)	(524,356)	(16,747)	(81,470)	(1,008)	(1,596)	(3,723,246)	(7,582,463)

Ending units	859,349	160,909	45,401	58,162	8,314	9,322	10,897,405	13,429,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGIS		OVSC		OVSCS		OVAG

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(4,261)	(24,043)	(22,325)	(60,813)	(924)	(1,645)	(588,808)	(1,092,629)
Realized gain (loss) on investments	(32,191)	444,822	(1,684,312)	(2,083,901)	(6,232)	(2,631)	(2,298,344)	5,752,427
Change in unrealized gain (loss) on investments	738,143	(3,775,931)	4,800,249	(2,608,008)	53,849	(90,807)	17,451,483	(62,520,126)
Reinvested capital gains	-	445,757	-	529,052	-	9,017	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	701,691	(2,909,395)	3,093,612	(4,223,670)	46,693	(86,066)	14,564,331	(57,860,328)

Equity transactions:
Purchase payments received from contract owners (note 3)	12,424	14,913	173,142	332,531	2,190	11,353	2,252,617	3,394,926
Transfers between funds	(132,545)	(1,686,932)	1,019,428	211,367	-	44,261	(2,811,785)	(6,661,217)
Redemptions (note 3)	(353,519)	(897,400)	(1,304,821)	(1,829,940)	(7,254)	(9,463)	(8,256,397)	(21,499,313)
Annuity benefits	-	-	(61)	-	(7,810)	(9,663)	(4,271)	(8,655)
Contract maintenance charges (note 2)	-	-	(533)	(589)	-	(4)	(4,440)	(9,098)
Contingent deferred sales charges (note 2)	(793)	(9,749)	(3,268)	(8,795)	-	-	(31,941)	(61,891)
Adjustments to maintain reserves	(80)	(38)	7,637	(75)	(43)	670	(1,706)	10,659

Net equity transactions	(474,513)	(2,579,206)	(108,476)	(1,295,501)	(12,917)	37,154	(8,857,923)	(24,834,589)

Net change in contract owners’ equity	227,178	(5,488,601)	2,985,136	(5,519,171)	33,776	(48,912)	5,706,408	(82,694,917)
Contract owners’ equity beginning of period	3,018,113	8,506,714	5,836,724	11,355,895	141,006	189,918	53,231,517	135,926,434

Contract owners’ equity end of period	$3,245,291	3,018,113	8,821,860	5,836,724	174,782	141,006	58,937,925	53,231,517

CHANGES IN UNITS:
Beginning units	391,338	664,432	954,905	1,108,657	15,897	13,112	6,695,313	8,636,413
Units purchased	6,355	8,508	2,808,481	887,546	267	4,421	536,283	1,162,852
Units redeemed	(63,020)	(281,602)	(2,690,293)	(1,041,298)	(1,582)	(1,636)	(1,588,884)	(3,103,952)

Ending units	334,673	391,338	1,073,093	954,905	14,582	15,897	5,642,712	6,695,313

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVSBS		PMVRRA		SBLD		SBLJ

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(62,792)	207,884	14,026	15,818	(2,122)	(2,099)	(776)	(643)
Realized gain (loss) on investments	(54,957)	132,649	(19,655)	11,168	(16,029)	1,564	(17,512)	(1,928)
Change in unrealized gain (loss) on investments	702,990	(1,363,229)	87,656	(106,613)	55,934	(94,274)	42,373	(25,537)
Reinvested capital gains	3,096	75,957	28,923	1,088	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	588,337	(946,739)	110,950	(78,539)	37,783	(94,809)	24,085	(28,108)

Equity transactions:
Purchase payments received from contract owners (note 3)	65,774	35,338	121,975	79,283	68,676	74,670	12,437	10,959
Transfers between funds	377,278	83,579	136,621	655,738	32,121	12,940	26,590	17,007
Redemptions (note 3)	(639,066)	(1,477,226)	(260,891)	(241,904)	(92,898)	(17,444)	(9,279)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(139)	-	(73)	-	(15)
Contingent deferred sales charges (note 2)	(4,748)	(13,762)	(1,244)	(290)	(338)	(33)	(16)	-
Adjustments to maintain reserves	(79)	(94)	90	(17,553)	(13)	75	(11)	3

Net equity transactions	(200,841)	(1,372,165)	(3,449)	475,135	7,548	70,135	29,721	27,954

Net change in contract owners’ equity	387,496	(2,318,904)	107,501	396,596	45,331	(24,674)	53,806	(154)
Contract owners’ equity beginning of period	4,170,962	6,489,866	675,187	278,591	166,288	190,962	59,995	60,149

Contract owners’ equity end of period	$4,558,458	4,170,962	782,688	675,187	211,619	166,288	113,801	59,995

CHANGES IN UNITS:
Beginning units	346,353	452,665	66,141	25,083	21,833	15,283	11,088	6,602
Units purchased	71,668	96,556	25,251	120,057	7,595	8,384	9,047	113,712
Units redeemed	(92,686)	(202,868)	(25,867)	(78,999)	(5,947)	(1,834)	(5,358)	(109,226)

Ending units	325,335	346,353	65,525	66,141	23,481	21,833	14,777	11,088

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SBLN		SBLO		SBLP		SBLQ
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,307)	(1,317)	(7,898)	(4,811)	(3,000)	(2,542)	(6,516)	(6,630)
Realized gain (loss) on investments	(6,344)	(6,462)	(160,114)	(25,830)	4,857	(8,704)	(24,589)	10,976
Change in unrealized gain (loss) on investments	33,614	(31,348)	366,385	(316,763)	125,917	(56,918)	287,895	(285,507)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,963	(39,127)	198,373	(347,404)	127,774	(68,164)	256,790	(281,161)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,768	25,673	134,694	330,116	29,177	40,177	165,976	233,907
Transfers between funds	23,002	33,714	(162,829)	666,343	260,761	(165,883)	(50,113)	(40,290)
Redemptions (note 3)	(42,723)	(39,407)	(292,753)	(113,418)	(101,357)	(114,947)	(134,337)	(64,448)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15)	(60)	-	(112)	-	(36)	-	(210)
Contingent deferred sales charges (note 2)	(446)	(252)	(1,223)	(195)	(251)	(117)	(1,369)	(282)
Adjustments to maintain reserves	7	20	8	391	104	(50)	146	24

Net equity transactions	13,593	19,688	(322,103)	883,125	188,434	(240,856)	(19,697)	128,701

Net change in contract owners’ equity	39,556	(19,439)	(123,730)	535,721	316,208	(309,020)	237,093	(152,460)
Contract owners’ equity beginning of period	106,763	126,202	826,269	290,548	129,324	438,344	460,344	612,804

Contract owners’ equity end of period	$146,319	106,763	702,539	826,269	445,532	129,324	697,437	460,344

CHANGES IN UNITS:
Beginning units	12,844	10,932	117,337	25,150	17,473	40,974	64,592	52,222
Units purchased	3,590	6,345	17,942	107,433	39,615	27,490	18,276	28,955
Units redeemed	(2,265)	(4,433)	(59,438)	(15,246)	(21,922)	(50,991)	(19,417)	(16,585)

Ending units	14,169	12,844	75,841	117,337	35,166	17,473	63,451	64,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SBLV		SBLX		SBLY		PMVTRA
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(18,261)	(14,386)	(307)	(154)	(230)	(78)	84,132	48,995
Realized gain (loss) on investments	(49,996)	(17,204)	(3,890)	(401)	474	(33)	32	11,203
Change in unrealized gain (loss) on investments	686,118	(458,862)	13,196	(6,050)	5,463	(1,645)	86,403	(53,680)
Reinvested capital gains	-	-	-	-	-	-	74,667	36,799

Net increase (decrease) in contract owners’ equity resulting from operations	617,861	(490,452)	8,999	(6,605)	5,707	(1,756)	245,234	43,317

Equity transactions:
Purchase payments received from contract owners (note 3)	436,511	417,178	15,367	8,777	10,853	3,843	338,183	240,889
Transfers between funds	2,979	193,590	1,023	21,316	(5,927)	6,951	872,470	1,405,182
Redemptions (note 3)	(363,987)	(185,786)	(9)	(1,346)	-	-	(767,956)	(280,053)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(481)	-	(1)	-	(4)	-	(210)
Contingent deferred sales charges (note 2)	(2,531)	(329)	(6)	(14)	(20)	-	(2,606)	(406)
Adjustments to maintain reserves	270	354	3	(1,136)	(17)	(3)	614	(11,257)

Net equity transactions	73,242	424,526	16,378	27,596	4,889	10,787	440,705	1,354,145

Net change in contract owners’ equity	691,103	(65,926)	25,377	20,991	10,596	9,031	685,939	1,397,462
Contract owners’ equity beginning of period	1,327,038	1,392,964	22,552	1,561	14,497	5,466	1,774,326	376,864

Contract owners’ equity end of period	$2,018,141	1,327,038	47,929	22,552	25,093	14,497	2,460,265	1,774,326

CHANGES IN UNITS:
Beginning units	173,469	128,838	4,010	145	2,318	545	153,732	33,848
Units purchased	48,866	108,472	4,389	4,652	2,360	1,909	117,549	270,041
Units redeemed	(36,958)	(63,841)	(2,028)	(787)	(1,633)	(136)	(82,345)	(150,157)

Ending units	185,377	173,469	6,371	4,010	3,045	2,318	188,936	153,732

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PVGIB		ACEG2		ACC2		VYDS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$139	155	(27,336)	(32,589)	203,074	75,437	(20,849)	(54,586)
Realized gain (loss) on investments	(5,652)	(1,652)	48,582	59,155	(269,348)	756,583	(545,263)	237,135
Change in unrealized gain (loss) on investments	7,561	(10,806)	677,709	(1,239,974)	1,932,263	(7,069,165)	1,764,076	(6,019,549)
Reinvested capital gains	-	3,317	-	-	-	766,923	-	1,492,039

Net increase (decrease) in contract owners’ equity resulting from operations	2,048	(8,986)	698,955	(1,213,408)	1,865,989	(5,470,222)	1,197,964	(4,344,961)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	14,101	137	115,376	66,930	137,214	59,357
Transfers between funds	-	-	14,750	68,694	(736,649)	(1,120,875)	(380,749)	(487,866)
Redemptions (note 3)	(3,694)	(6,482)	(226,926)	(140,334)	(1,017,613)	(1,997,497)	(1,332,989)	(2,821,050)
Annuity benefits	-	-	-	-	(3,843)	(5,234)	-	-
Contract maintenance charges (note 2)	-	(1)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(698)	(2,201)	(3,805)	(23,576)	(1,781)	(4,645)
Adjustments to maintain reserves	6	134	(65)	(77)	(195)	94	(168)	(141)

Net equity transactions	(3,688)	(6,349)	(198,838)	(73,781)	(1,646,729)	(3,080,158)	(1,578,473)	(3,254,345)

Net change in contract owners’ equity	(1,640)	(15,335)	500,117	(1,287,189)	219,260	(8,550,380)	(380,509)	(7,599,306)
Contract owners’ equity beginning of period	12,762	28,097	1,194,326	2,481,515	8,486,235	17,036,615	5,917,748	13,517,054

Contract owners’ equity end of period	$11,122	12,762	1,694,443	1,194,326	8,705,495	8,486,235	5,537,239	5,917,748

CHANGES IN UNITS:
Beginning units	1,634	2,177	207,406	215,311	1,011,292	1,281,115	691,105	975,201
Units purchased	-	16	19,105	16,826	33,093	22,265	131,376	208,181
Units redeemed	(523)	(559)	(45,187)	(24,731)	(222,676)	(292,088)	(311,789)	(492,277)

Ending units	1,111	1,634	181,324	207,406	821,709	1,011,292	510,692	691,105

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ROCMC		TRBCG2		TREI2		TRLT2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(6,549)	11,459	(122,671)	(185,092)	71,768	186,838	266,836	321,897
Realized gain (loss) on investments	(100,256)	(27,171)	(5,034,040)	(239,353)	(4,553,780)	(2,315,115)	454,676	(43,469)
Change in unrealized gain (loss) on investments	383,373	(353,287)	9,395,817	(9,414,343)	7,167,373	(7,849,625)	324,300	(382,396)
Reinvested capital gains	-	72,227	-	-	-	663,399	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	276,568	(296,772)	4,239,106	(9,838,788)	2,685,361	(9,314,503)	1,045,812	(103,968)

Equity transactions:
Purchase payments received from contract owners (note 3)	243,916 234,371	218,482	454,138	278,607	559,873	166,306	154,364
Transfers between funds	(55,622)	158,218	(7,271,550)	1,316,562	(256,085)	2,938,361	(13,650,421)	12,266,312
Redemptions (note 3)	(118,000)	(127,042)	(1,478,995)	(2,794,771)	(1,985,561)	(3,122,007)	(4,112,823)	(2,390,323)
Annuity benefits	-	-	(19,212)	(19,136)	(31,659)	(45,270)	(12,281)	(18,748)
Contract maintenance charges (note 2)	-	(264)	(435)	(597)	(300)	(347)	(113)	(72)
Contingent deferred sales charges (note 2)	(1,134)	(150)	(3,109)	(8,487)	(6,219)	(6,597)	(23,323)	(10,856)
Adjustments to maintain reserves	(243)	246	(1,308)	490	85	2,319	(10,148)	853

Net equity transactions	68,917	265,379	(8,556,127)	(1,051,801)	(2,001,132)	326,332	(17,642,803)	10,001,530

Net change in contract owners’ equity	345,485	(31,393)	(4,317,021)	(10,890,589)	684,229	(8,988,171)	(16,596,991)	9,897,562
Contract owners’ equity beginning of period	436,495	467,888	11,724,474	22,615,063	14,952,887	23,941,058	16,609,578	6,712,016

Contract owners’ equity end of period	$781,980	436,495	7,407,453	11,724,474	15,637,116	14,952,887	12,587	16,609,578

CHANGES IN UNITS:
Beginning units	68,775	41,378	1,679,454	1,844,368	1,993,851	1,986,743	1,526,688	597,947
Units purchased	24,694	39,926	1,407,384	757,070	742,486	1,305,367	1,379,840	1,700,083
Units redeemed	(14,601)	(12,529)	(2,332,036)	(921,984)	(1,027,723)	(1,298,259)	(2,905,421)	(771,342)

Ending units	78,868	68,775	754,802	1,679,454	1,708,614	1,993,851	1,107	1,526,688

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VWEMR		VWEM		VWHAR		VWHA
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(156,768)	(272,226)	(134,567)	(290,400)	(253,065)	(389,073)	(104,118)	(180,071)
Realized gain (loss) on investments	(7,035,063)	(11,687,014)	(3,889,732)	(222,612)	(4,167,125)	821,244	504,098	4,190,232
Change in unrealized gain (loss) on investments	17,240,733	(23,890,893)	13,681,766	(37,350,529)	17,024,224	(31,674,577)	5,264,923	(19,629,831)
Reinvested capital gains	802,362	14,938,207	1,011,248	14,422,780	140,476	8,659,750	68,964	4,230,495

Net increase (decrease) in contract owners’ equity resulting from operations	10,851,264	(20,911,926)	10,668,715	(23,440,761)	12,744,510	(22,582,656)	5,733,867	(11,389,175)

Equity transactions:
Purchase payments received from contract owners (note 3)	434,711	526,090	185,517	191,031	685,507	635,477	145,380	643,109
Transfers between funds	5,674,959	(11,013,431)	(826,101)	(3,053,485)	4,256,490	(6,122,498)	(526,033)	(3,243,713)
Redemptions (note 3)	(2,334,969)	(5,193,517)	(1,857,279)	(5,440,456)	(3,874,821)	(10,472,526)	(1,366,300)	(5,436,976)
Annuity benefits	(57)	(1,148)	(5,546)	(23,232)	(3,252)	(5,340)	(15,624)	(22,696)
Contract maintenance charges (note 2)	(184)	(193)	(336)	(807)	(276)	(263)	(97)	(477)
Contingent deferred sales charges (note 2)	(4,724)	(10,040)	(2,459)	(6,474)	(7,385)	(18,204)	(2,052)	(5,154)
Adjustments to maintain reserves	12,989	(872)	(2,309)	(58)	5,412	(129)	(246)	10,042

Net equity transactions	3,782,725	(15,693,111)	(2,508,513)	(8,333,481)	1,061,675	(15,983,483)	(1,764,972)	(8,055,865)

Net change in contract owners’ equity	14,633,989	(36,605,037)	8,160,202	(31,774,242)	13,806,185	(38,566,139)	3,968,895	(19,445,040)
Contract owners’ equity beginning of period	8,466,091	45,071,128	10,733,960	42,508,202	22,451,017	61,017,156	11,072,002	30,517,042

Contract owners’ equity end of period	$23,100,080	8,466,091	18,894,162	10,733,960	36,257,202	22,451,017	15,040,897	11,072,002

CHANGES IN UNITS:
Beginning units	785,222	1,458,468	857,455	1,160,958	1,269,810	1,841,149	540,162	800,293
Units purchased	805,519	397,496	52,428	80,526	767,187	1,063,353	28,951	70,122
Units redeemed	(575,623)	(1,070,742)	(197,246)	(384,029)	(722,880)	(1,634,692)	(95,394)	(330,253)

Ending units	1,015,118	785,222	712,637	857,455	1,314,117	1,269,810	473,719	540,162

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRASP		WRBP		WRBDP		WRCEP
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,023,480)	(2,612,292)	503,588	(949,093)	2,998,262	(1,459,742)	(192,835)	(2,256,548)
Realized gain (loss) on investments	6,318,051	16,219,589	1,795,582	4,132,142	(1,248,237)	(1,078,327)	(6,021,980)	4,575,696
Change in unrealized gain (loss) on investments	22,928,585	(123,515,090)	3,538,066	(22,916,709)	4,745,812	1,094,768	32,181,263	(90,860,666)
Reinvested capital gains	23,828,981	20,330,014	337,991	54,179	-	-	-	5,051,921

Net increase (decrease) in contract owners’ equity resulting from operations	51,052,137	(89,577,779)	6,175,227	(19,679,481)	6,495,837	(1,443,301)	25,966,448	(83,489,597)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,438,696	5,377,135	879,789	1,060,989	1,772,278	1,914,602	2,178,634	2,556,815
Transfers between funds	20,329,943	5,322,185	(2,153,990)	(4,542,968)	4,532,194	9,419,584	(9,532,631)	(13,933,384)
Redemptions (note 3)	(34,928,884)	(37,513,143)	(9,442,029)	(13,178,441)	(20,906,230)	(20,020,161)	(19,565,660)	(26,779,210)
Annuity benefits	(31,105)	(29,755)	(11,565)	(13,424)	(33,039)	(34,272)	(12,283)	(16,425)
Contract maintenance charges (note 2)	(41)	-	-	-	-	-	-	(62)
Contingent deferred sales charges (note 2)	(110,423)	(200,721)	(37,837)	(55,474)	(60,083)	(95,223)	(54,925)	(136,604)
Adjustments to maintain reserves	(2,911)	9,690	(476)	5,820	1,953	4,056	(481)	31,734

Net equity transactions	(10,304,725)	(27,034,609)	(10,766,108)	(16,723,498)	(14,692,927)	(8,811,414)	(26,987,346)	(38,277,136)

Net change in contract owners’ equity	40,747,412	(116,612,388)	(4,590,881)	(36,402,979)	(8,197,090)	(10,254,715)	(1,020,898)	(121,766,733)
Contract owners’ equity beginning of period	228,191,907	344,804,295	62,236,246	98,639,225	118,942,653	129,197,368	137,771,365	259,538,098

Contract owners’ equity end of period	$268,939,319	228,191,907	57,645,365	62,236,246	110,745,563	118,942,653	136,750,467	137,771,365

CHANGES IN UNITS:
Beginning units	12,909,693	14,390,538	5,696,020	7,103,270	8,981,987	9,744,380	18,240,906	22,343,431
Units purchased	3,277,982	5,309,278	859,958	2,212,535	2,367,326	4,843,743	2,492,907	7,115,799
Units redeemed	(3,909,321)	(6,790,123)	(1,854,396)	(3,619,785)	(3,471,812)	(5,606,136)	(6,010,440)	(11,218,324)

Ending units	12,278,354	12,909,693	4,701,582	5,696,020	7,877,501	8,981,987	14,723,373	18,240,906

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRDIV		WRENG		WRGNR		WRGP
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(46,425)	(431,421)	(113,104)	(139,321)	(462,391)	(40,617)	(1,192,342)	(2,865,797)
Realized gain (loss) on investments	(730,970)	1,521,989	(643,484)	422,792	(1,426,307)	2,341,583	(630,027)	8,136,002
Change in unrealized gain (loss) on investments	3,940,788	(16,387,185)	3,749,945	(7,561,825)	20,367,361	(47,372,142)	30,999,530	(105,511,623)
Reinvested capital gains	-	49,185	-	12,285	-	2,831,602	4,191,940	2,105,992
Net increase (decrease) in contract owners’ equity resulting from operations	3,163,393	(15,247,432)	2,993,357	(7,266,069)	18,478,663	(42,239,574)	33,369,101	(98,135,426)

Equity transactions:
Purchase payments received from contract owners (note 3)	291,505	999,252	155,862	626,786	917,351	1,399,957	2,312,587	2,791,705
Transfers between funds	(1,302,226)	937,874	1,212,947	4,670,150	7,323,248	1,038,331	(9,838,663)	(17,142,059)
Redemptions (note 3)	(3,158,433)	(5,352,886)	(1,181,686)	(1,292,656)	(4,631,342)	(5,942,907)	(21,678,093)	(28,097,664)
Annuity benefits	(3,398)	(4,137)	-	-	(1,849)	(2,875)	(11,694)	(14,017)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,771)	(32,063)	(3,322)	(5,433)	(13,262)	(31,610)	(80,138)	(157,182)
Adjustments to maintain reserves	(374)	(187)	(167)	(105)	(365)	(333)	(2,716)	16,409

Net equity transactions	(4,180,697)	(3,452,147)	183,634	3,998,742	3,593,781	(3,539,437)	(29,298,717)	(42,602,808)

Net change in contract owners’ equity	(1,017,304)	(18,699,579)	3,176,991	(3,267,327)	22,072,444	(45,779,011)	4,070,384	(140,738,234)
Contract owners’ equity beginning of period	24,437,327	43,136,906	7,688,769	10,956,096	24,916,168	70,695,179	151,875,121	292,613,355

Contract owners’ equity end of period	$23,420,023	24,437,327	10,865,760	7,688,769	46,988,612	24,916,168	155,945,505	151,875,121

CHANGES IN UNITS:
Beginning units	2,406,092	2,699,802	1,046,875	794,716	3,038,959	3,287,167	20,570,540	25,148,472
Units purchased	434,311	1,190,088	483,019	936,240	1,378,298	1,617,833	2,610,477	7,248,335
Units redeemed	(866,227)	(1,483,798)	(466,116)	(684,081)	(1,078,751)	(1,866,041)	(6,409,913)	(11,826,267)

Ending units	1,974,176	2,406,092	1,063,778	1,046,875	3,338,506	3,038,959	16,771,104	20,570,540

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRHIP		WRIP		WRI2P		WRMIC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$5,732,309	(472,701)	140,299	(725,665)	400,363	(249,106)	(39,050)	(59,902)
Realized gain (loss) on investments	(269,739)	(1,115,548)	2,237,652	4,363,468	(2,488,334)	(966,393)	(348,170)	2,652
Change in unrealized gain (loss) on investments	21,265,608	(16,350,585)	7,178,898	(40,979,851)	6,156,159	(14,803,484)	1,492,389	(2,860,331)
Reinvested capital gains	-	-	-	1,289,104	980,727	489,117	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,728,178	(17,938,834)	9,556,849	(36,052,944)	5,048,915	(15,529,866)	1,105,169	(2,917,581)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,463,640	1,115,645	682,556	1,077,574	170,974	447,529	55,186	110,934
Transfers between funds	11,505,322	(1,287,783)	2,497,212	(3,583,813)	858,938	(3,982,632)	516,981	(343,848)
Redemptions (note 3)	(11,473,380)	(8,958,736)	(7,419,037)	(8,097,305)	(2,821,104)	(3,474,581)	(425,994)	(459,542)
Annuity benefits	(22,216)	(15,832)	(2,623)	(4,281)	(8,731)	(7,934)	(2,255)	(4,208)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(39,497)	(43,739)	(29,688)	(50,282)	(8,868)	(23,063)	(1,373)	(4,993)
Adjustments to maintain reserves	(375)	6,333	(211)	8,917	(1,232)	5,892	452	52

Net equity transactions	1,433,494	(9,184,112)	(4,271,791)	(10,649,190)	(1,810,023)	(7,034,789)	142,997	(701,605)

Net change in contract owners’ equity	28,161,672	(27,122,946)	5,285,058	(46,702,134)	3,238,892	(22,564,655)	1,248,166	(3,619,186)
Contract owners’ equity beginning of period	56,932,952	84,055,898	43,289,824	89,991,958	17,485,819	40,050,474	2,803,030	6,422,216

Contract owners’ equity end of period	$85,094,624	56,932,952	48,574,882	43,289,824	20,724,711	17,485,819	4,051,196	2,803,030

CHANGES IN UNITS:
Beginning units	4,801,530	5,514,524	5,243,842	6,280,053	1,645,885	2,118,596	350,971	416,786
Units purchased	1,833,792	1,861,801	1,484,094	2,265,176	491,395	689,829	149,951	165,270
Units redeemed	(1,686,476)	(2,574,795)	(2,049,307)	(3,301,387)	(682,708)	(1,162,540)	(139,015)	(231,085)

Ending units	4,948,846	4,801,530	4,678,629	5,243,842	1,454,572	1,645,885	361,907	350,971

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRMCG		WRMMP		WRMSP		WRRESP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(135,137)	(170,082)	(72,780)	429,651	254,330	(31,041)	162,567	(126,154)
Realized gain (loss) on investments	(701,518)	10,049	-	-	(293,975)	(206,578)	(2,178,321)	(544,934)
Change in unrealized gain (loss) on investments	4,902,103	(5,895,996)	-	-	436,785	(756,628)	3,576,435	(6,294,814)
Reinvested capital gains	-	175,165	-	-	-	-	-	248,914

Net increase (decrease) in contract owners’ equity resulting from operations	4,065,448	(5,880,864)	(72,780)	429,651	397,140	(994,247)	1,560,681	(6,716,988)

Equity transactions:
Purchase payments received from contract owners (note 3)	187,968	255,665	8,085,623	2,886,776	42,058	117,722	222,841	333,916
Transfers between funds	3,122,657	(317,196)	(4,466,459)	50,433,521	(326,766)	(863,584)	(549,747)	(970,870)
Redemptions (note 3)	(2,112,030)	(1,424,429)	(32,908,264)	(26,581,291)	(975,124)	(1,152,576)	(1,318,565)	(1,828,968)
Annuity benefits	-	-	(23,926)	(17,576)	(1,264)	(2,064)	(2,457)	(4,709)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,504)	(6,539)	(77,908)	(112,361)	(1,913)	(3,904)	(4,507)	(14,856)
Adjustments to maintain reserves	(215)	(10,828)	5,277	17,215	(115)	(170)	(2,679)	898

Net equity transactions	1,193,876	(1,503,327)	(29,385,657)	26,626,284	(1,263,124)	(1,904,576)	(1,655,114)	(2,484,589)

Net change in contract owners’ equity	5,259,324	(7,384,191)	(29,458,437)	27,055,935	(865,984)	(2,898,823)	(94,433)	(9,201,577)
Contract owners’ equity beginning of period	9,436,571	16,820,762	67,549,140	40,493,205	6,466,888	9,365,711	9,888,882	19,090,459

Contract owners’ equity end of period	$14,695,895	9,436,571	38,090,703	67,549,140	5,600,904	6,466,888	9,794,449	9,888,882

CHANGES IN UNITS:
Beginning units	1,106,727	1,245,741	6,113,637	3,735,294	672,056	855,365	1,068,301	1,285,756
Units purchased	581,646	584,332	3,830,840	7,984,467	149,146	358,254	285,094	652,473
Units redeemed	(499,996)	(723,346)	(6,515,946)	(5,606,124)	(277,357)	(541,563)	(483,708)	(869,928)

Ending units	1,188,377	1,106,727	3,428,531	6,113,637	543,845	672,056	869,687	1,068,301

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRSTP		WRSCP		WRSCV		WRVP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(969,244)	(1,384,958)	(496,451)	(1,215,642)	(92,700)	(104,126)	497,684	(985,737)
Realized gain (loss) on investments	2,351,564	4,022,139	448,289	4,676,896	(1,055,510)	(850,922)	(1,567,132)	2,928,195
Change in unrealized gain (loss) on investments	21,764,143	(49,372,796)	18,757,875	(52,623,308)	3,050,968	(2,292,457)	14,055,829	(39,058,141)
Reinvested capital gains	5,252,733	2,785,882	-	1,320,347	-	184,322	-	629,272

Net increase (decrease) in contract owners’ equity resulting from operations	28,399,196	(43,949,733)	18,709,713	(47,841,707)	1,902,758	(3,063,183)	12,986,381	(36,486,411)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,593,516	1,877,522	995,246	1,429,849	117,861	185,251	802,610	966,918
Transfers between funds	(1,263,433)	(7,536,349)	(999,587)	(9,253,838)	(53,765)	(197,854)	(3,476,195)	(7,865,460)
Redemptions (note 3)	(11,687,782)	(12,459,810)	(9,598,632)	(10,918,980)	(1,110,086)	(1,166,148)	(9,027,570)	(10,450,066)
Annuity benefits	(5,987)	(7,261)	(6,810)	(11,108)	(8,355)	(6,760)	(10,803)	(15,132)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(53,089)	(79,605)	(32,754)	(75,836)	(2,647)	(6,828)	(40,025)	(77,358)
Adjustments to maintain reserves	(2,091)	1,151	(1,957)	10,927	(400)	(4)	(231)	345

Net equity transactions	(11,418,866)	(18,204,352)	(9,644,494)	(18,818,986)	(1,057,392)	(1,192,343)	(11,752,214)	(17,440,753)

Net change in contract owners’ equity	16,980,330	(62,154,085)	9,065,219	(66,660,693)	845,366	(4,255,526)	1,234,167	(53,927,164)
Contract owners’ equity beginning of period	74,961,222	137,115,307	63,743,886	130,404,579	7,788,684	12,044,210	62,136,923	116,064,087

Contract owners’ equity end of period	$91,941,552	74,961,222	72,809,105	63,743,886	8,634,050	7,788,684	63,371,090	62,136,923

CHANGES IN UNITS:
Beginning units	8,066,843	9,699,144	7,141,914	8,843,950	824,726	921,499	6,491,989	7,960,591
Units purchased	1,387,537	2,699,063	1,272,955	2,689,893	232,432	404,552	1,088,787	1,822,179
Units redeemed	(2,516,948)	(4,331,364)	(2,311,055)	(4,391,929)	(337,364)	(501,325)	(2,305,094)	(3,290,781)

Ending units	6,937,432	8,066,843	6,103,814	7,141,914	719,794	824,726	5,275,682	6,491,989

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SVOF		WFVSCG		WIEP		WVCP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(510,896)	729,968	(16,563)	-	(18,170)	34,440	16,037	12,041
Realized gain (loss) on investments	(34,456,674)	5,327,091	97,997	-	441,743	393,153	(38,972)	80,869
Change in unrealized gain (loss) on investments	53,085,484	(82,256,265)	400,780	-	(67,524)	(2,977,267)	279,387	(1,098,985)
Reinvested capital gains	-	25,001,571	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,117,914	(51,197,635)	482,214	-	356,049	(2,549,674)	256,452	(1,006,075)

Equity transactions:
Purchase payments received from contract owners (note 3)	974,102	2,303,077	19,239	-	4,142	9,970	4,829	12,444
Transfers between funds	(78,669,406)	(10,099,924)	4,323,989	-	(3,398,263)	(181,321)	(1,129,504)	(120,617)
Redemptions (note 3)	(7,814,619)	(22,234,173)	(135,734)	-	(249,254)	(852,767)	(94,757)	(435,050)
Annuity benefits	(8,222)	(16,321)	-	-	-	(1,647)	-	-
Contract maintenance charges (note 2)	(999)	(2,289)	(5)	-	(13)	(44)	(4)	(37)
Contingent deferred sales charges (note 2)	(22,517)	(81,989)	(555)	-	(36)	(93)	(167)	(88)
Adjustments to maintain reserves	9,140	29,732	(56)	-	(45)	(284)	(83)	(217)

Net equity transactions	(85,532,521)	(30,101,887)	4,206,878	-	(3,643,469)	(1,026,186)	(1,219,686)	(543,565)

Net change in contract owners’ equity	(67,414,607)	(81,299,522)	4,689,092	-	(3,287,420)	(3,575,860)	(963,234)	(1,549,640)
Contract owners’ equity beginning of period	67,739,222	149,038,744	-	-	3,287,420	6,863,280	963,234	2,512,874

Contract owners’ equity end of period	$324,615	67,739,222	4,689,092	-	-	3,287,420	-	963,234

CHANGES IN UNITS:
Beginning units	8,437,109	10,766,464	-	-	351,739	429,076	137,487	189,766
Units purchased	701,258	1,657,625	441,589	-	413	1,727	-	489
Units redeemed	(9,111,563)	(3,986,980)	(83,078)	-	(352,152)	(79,064)	(137,487)	(52,768)

Ending units	26,804	8,437,109	358,511	-	-	351,739	-	137,487

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	BF		SGRF		JPMCVP		WGIP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$214,444	1,243,604	(86,529)	(545,889)	209,246	(6,076)	249,648	122,868
Realized gain (loss) on investments	(18,309,048)	(272,805)	(11,029,249)	5,330,616	(6,435,488)	(492,149)	(2,901,776)	(219,773)
Change in unrealized gain (loss) on investments	16,886,732	(33,551,999)	12,134,483	(31,856,522)	5,690,300	(8,443,606)	3,465,093	(3,569,481)
Reinvested capital gains	-	8,777,720	-	-	22,194	1,484,506	-	617,366

Net increase (decrease) in contract owners’ equity resulting from operations	(1,207,872)	(23,803,480)	1,018,705	(27,071,795)	(513,748)	(7,457,325)	812,965	(3,049,020)

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,044,937)	1,341,069	(480,241)	1,485,766	12,983	9,693	86,441	86,986
Transfers between funds	(50,702,988)	(5,369,688)	(24,722,407)	(9,106,224)	(10,794,242)	(5,683,501)	(5,010,364)	(469,686)
Redemptions (note 3)	(4,235,054)	(18,852,943)	(1,228,501)	(10,214,632)	(390,600)	(3,978,350)	(532,364)	(1,221,330)
Annuity benefits	(12,253)	(22,951)	(4,372)	(24,961)	(569)	(3,627)	-	-
Contract maintenance charges (note 2)	(549)	(2,079)	(715)	(2,936)	(239)	(498)	(68)	(171)
Contingent deferred sales charges (note 2)	(8,381)	(44,856)	(9,301)	(31,791)	(2,643)	(5,192)	(126)	(1,361)
Adjustments to maintain reserves	(299,719)	6	(177,418)	2,772	(1,819)	(366)	(405)	(57)

Net equity transactions	(56,303,881)	(22,951,442)	(26,622,955)	(17,892,006)	(11,177,129)	(9,661,841)	(5,456,886)	(1,605,619)

Net change in contract owners’ equity	(57,511,753)	(46,754,922)	(25,604,250)	(44,963,801)	(11,690,877)	(17,119,166)	(4,643,921)	(4,654,639)
Contract owners’ equity beginning of period	57,511,753	104,266,675	25,604,250	70,568,051	11,690,877	28,810,043	4,643,921	9,298,560

Contract owners’ equity end of period	$-	57,511,753	-	25,604,250	-	11,690,877	-	4,643,921

CHANGES IN UNITS:
Beginning units	6,114,999	8,194,862	3,026,086	4,466,109	1,228,220	2,001,101	424,452	537,328
Units purchased	261,055	1,401,274	119,094	1,033,578	20,013	110,617	25,129	22,416
Units redeemed	(6,376,054)	(3,481,137)	(3,145,180)	(2,473,601)	(1,248,233)	(883,498)	(449,581)	(135,292)

Ending units	-	6,114,999	-	3,026,086	-	1,228,220	-	424,452

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

BBLCG

	2009	2008

Investment activity:
Net investment income (loss)	$-	-
Realized gain (loss) on investments	-	-
Change in unrealized gain (loss) on investments	-	-
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(181)	-
Transfers between funds	181	-
Redemptions (note 3)	-	-
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	-

Net equity transactions	-	-

Net change in contract owners’ equity	-	-
Contract owners’ equity beginning of period	-	-

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	-
Units purchased	1,500	-
Units redeemed	(1,500)	-

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On August 20, 2001, the Company transferred to the Account, 50,000 shares of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 shares of the First Horizon Capital Appreciation Portfolio, for which the Account was credited 50,000 units of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 units of the First Horizon Capital Appreciation Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BB&T FUNDS

Capital Manager Equity VIF (BBCMAG)

Large Cap VIF (BBGI)

Mid Cap Growth VIF (BBCA)

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

International Magnum Portfolio- Class I (MSVIM)*

Mid Cap Growth Portfolio- class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)*

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT Global Utilities Fund - Class I (GVGU1)

Gartmore NVIT Global Utilities Fund - Class III (GVGU)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)

NVIT Global Financial Services Fund - Class I (GVGF1)

NVIT Global Financial Services Fund - Class III (GVGFS)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT Growth Fund - Class I (CAF)

NVIT Health Sciences Fund - Class I (GVGH1)

NVIT Health Sciences Fund - Class III (GVGHS)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Leaders Fund - Class I (GVUS1)*

NVIT Leaders Fund - Class III (GVUSL)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Technology & Communications Fund - Class I (GGTC)

NVIT Technology & Communications Fund - Class III (GGTC3)

NVIT U.S. Growth Leaders Fund - Class I (GVUG1)

NVIT U.S. Growth Leaders Fund - Class III (GVUGL)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Balanced Fund - Series I (AVB)

V.I. Basic Value Fund - Series II (AVBV2)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series II (AVCD2)

V.I. Core Equity Fund - Series I (AVGI)

V.I. Core Equity Fund - Series II (AVCE2)

V.I. Global Health Care Fund - Series I (IVHS)

V.I. Global Real Estate Fund - Series I (IVRE)

V.I. International Growth Fund - Series I (AVIE)*

V.I. Large Cap Growth Fund - Series I (AVLCG)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio: Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

Portfolios of the American Century Variable Portfolios, Inc.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

Portfolios of the Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Developing Leaders Portfolio - Initial Shares (DSC)

Developing Leaders Portfolio - Service Shares (DVDLS)*

International Value Portfolio - Initial Shares (DVIV)

Portfolios of the Evergreen Variable Annuity Funds

VA Diversified Capital Builder Fund - Class 1 (EVFF)*

VA Diversified Income Builder Fund - Class 1 (EVSI)*

VA Fundamental Large Cap Fund - Class 1 (EVGI)*

VA International Equity Fund - Class 1 (EVIG)*

VA Omega Fund - Class 1 (EVOM)*

VA Special Values Fund - Class 1 (EVSC)*

Portfolios of the Federated Insurance Series

Capital Appreciation Fund II - Service Shares (FCA2S)

Clover Value Fund II - Service Shares (FALFS)

High Income Bond Fund II - Service Shares (FHIBS)

Market Opportunity Fund II - Service Shares (FVMOS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

Contrafund Portfolio - Service Class 2 (FC2)

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - High Income Portfolio - Service Class R (FHISR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Portfolios of the Neuberger Berman Advisers Management Trust

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio- I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA - Service Class (OVCAFS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Class 4 (OVHI4)*

High Income Fund/VA - Non-Service Shares (OVHI)

High Income Fund/VA - Service Class (OVHIS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)

MidCap Fund/VA - Non-Service Shares (OVAG)

Strategic Bond Fund/VA - Service Class (OVSBS)

Portfolios of the PIMCO Variable Insurance Trust

Real Return Portfolio - Administrative Class (PMVRRA)

Series D (Global Series) (SBLD)

Series J (Mid Cap Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Series X (Small Cap Growth Series) (SBLX)

Series Y (Select 25 Series) (SBLY)

Total Return Portfolio - Administrative Class (PMVTRA)

Portfolios of the Putnam Variable Trust

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Putnam VT International Equity Fund - IB Shares (PVTIGB)*

Putnam VT Voyager Fund - IB Shares (PVTVB)*

Portfolios of the Van Kampen Life Investment Trust

Capital Growth Portfolio - Class II (ACEG2)

Comstock Portfolio - Class II (ACC2)

Portfolios of the Victory Variable Insurance Funds

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

Z CLOSED FUNDS

International Equity Flex I Portfolio (obsolete) (WIEP)*

International Equity Flex II Portfolio (obsolete) (WVCP)*

J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)*

NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)*

U.S. Equity Flex II Portfolio (obsolete) (WGIP)*

Variable Insurance Funds - Large Cap Growth VIF (obsolete) (BBLCG)*

Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)*

*	At December 31, 2009, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15% (5)	0.15% (5)	-	-
One-Year Step Up	0.05% (6)	0.10% (6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20% (5)	0.20% (5)	-	0.15%
5% Enhanced	0.10% (7)	0.15% (7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45% (9)	-	0.45% (9)
Option 2	0.30%(8)	0.30% (9)	-	0.30% (9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges (10):	3.95%	2.80%	1.70%	3.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Greater of One-Year or 5% Enhanced	0.15% (5)	-	-	-
5% Enhanced	0.05% (7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45% (9)	-	-	-
Option 2	0.30% (9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments.

Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%
(1)	Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.
(2)	Includes Waddill & Reed Advisors select Reserve product.
(3)	Includes NEA Select product.
(4)	Includes Key Bank and Paine Weber products.
(5)	Available beginning January 2, 2001 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option
(8)	No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could have elected one GMIB option.
(10)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2009.

	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	JPMMV1

0.95%	$25,302,310	$1,302	$4,364	$3,544	$10,386	$366	$5,524	$25,336
1%	7,509,956	-	-	-	3,463	119	2,365	8,606
1.05%	1,413,969	-	5	14	159	61	1,209	1,515
1.1%	12,755,405	997	3,980	2,013	4,636	22	286	9,347
1.15%	6,163,636	418	2,127	454	6,849	-	84	2,968
1.2%	11,436,638	31	99	65	14,618	53	2,351	16,059
1.25%	2,482,291	67	185	104	1,715	-	271	2,373
1.3%	2,054,311	167	1,436	679	598	-	600	2,577
1.35%	2,769,403	107	698	569	899	-	28	2,781
1.4%	4,229,584	193	3,583	2,162	2,551	-	58	3,153
1.45%	744,741	779	860	589	279	-	5	201
1.5%	1,529,628	56	96	56	689	-	-	675
1.55%	1,410,775	27	2,085	-	1,751	-	73	417
1.6%	1,891,945	1,866	1,790	2,191	155	-	-	1,850
1.65%	1,637,419	1,519	57	27	694	-	-	731
1.7%	171,615	2,662	-	-	198	-	2	145
1.75%	794,262	-	-	-	12	-	-	185
1.8%	584,612	-	-	-	201	-	-	837
1.85%	191,750	-	-	-	385	-	1	185
1.9%	132,333	-	-	-	43	-	-	82
1.95%	637,983	-	-	-	1,178	-	-	-
2%	96,010	-	-	-	11	-	-	-
2.05%	418,524	-	-	-	-	-	-	395
2.1%	415,452	-	-	-	71	-	-	-
2.15%	53,731	-	-	-	-	-	-	-
2.2%	390,947	-	-	-	18	-	-	643
2.25%	472,356	-	-	-	-	-	-	-
2.3%	92	-	-	-	-	-	-	-
2.35%	19,559	-	-	-	-	-	-	-
2.4%	905	-	-	-	-	-	-	-
2.45%	42,535	-	-	-	-	-	-	-
2.5%	51,543	-	-	-	-	-	-	-
2.6%	83,806	-	-	-	-	-	-	-

Totals	$87,890,026	$10,191	$21,365	$12,467	$51,559	$621	$12,857	$81,061

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 9 NOTES TO FINANCIAL STATEMENTS

	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2	JAIGS	MIGSC

0.95%	$-	$401,796	$37,429	$59,978	$3,692	$271,999	$220,302	$-
1%	-	194,059	12,898	39,346	1,092	90,902	139,249	-
1.05%	-	22,501	1,080	4,922	6	13,947	16,768	-
1.1%	-	144,940	17,002	12,724	866	127,389	77,569	-
1.15%	-	56,203	6,768	5,907	557	50,602	35,708	-
1.2%	-	240,944	27,162	30,079	1,131	199,917	145,172	-
1.25%	1,294	39,461	7,085	4,947	332	37,733	17,463	2,054
1.3%	-	60,500	2,396	6,204	13	18,259	23,112	-
1.35%	-	45,409	5,919	3,144	41	42,963	12,370	-
1.4%	-	50,743	4,257	2,314	338	44,596	16,865	-
1.45%	-	7,075	241	1,320	128	7,040	3,955	-
1.5%	-	24,162	787	2,086	29	8,878	10,513	-
1.55%	-	12,640	954	564	15	6,287	3,324	-
1.6%	-	18,568	1,051	988	746	17,118	2,304	-
1.65%	-	24,257	3,106	986	168	19,463	5,077	-
1.7%	-	3,695	62	187	-	2,236	558	-
1.75%	-	4,677	1,204	35	7	7,872	533	-
1.8%	-	8,087	1,107	434	89	2,375	3,435	-
1.85%	-	3,128	505	5	-	3,716	17	-
1.9%	-	856	89	7	520	608	8	-
1.95%	-	7,020	2	-	154	3,026	-	-
2%	-	387	-	3	-	302	11	-
2.05%	-	2,884	467	296	-	2,231	-	-
2.1%	-	334	25	-	-	183	-	-
2.15%	-	-	-	-	-	83	-	-
2.2%	-	1,227	43	67	-	1,151	1,772	-
2.25%	-	3,268	-	-	23	100	-	48
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	136	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$1,294	$1,378,821	$131,639	$176,543	$10,083	$980,976	$736,085	$2,102

	MMCGSC	MNDSC	MVFSC	MSVFI	MSVF2	MSEM	MSVMG	MSVRE

0.95%	$-	$-	$114,523	$25,471	$-	$46,545	$16,293	$196,468
1%	-	-	27,621	4,027	-	14,956	7,631	46,531
1.05%	-	-	3,441	591	-	2,603	1,164	6,092
1.1%	-	-	35,245	5,454	-	15,387	6,882	67,683
1.15%	-	-	16,691	3,814	-	8,133	3,296	33,223
1.2%	-	-	57,611	8,598	-	24,191	20,539	76,778
1.25%	-	-	9,666	3,784	650	3,686	1,896	13,988
1.3%	-	-	8,067	2,594	-	2,295	2,000	9,172
1.35%	-	-	8,327	1,459	-	6,664	5,322	19,402
1.4%	-	-	11,568	2,189	-	4,849	1,603	20,876
1.45%	-	-	4,785	62	-	2,351	264	4,611
1.5%	3,959	1,671	10,378	182	1,141	546	1,899	9,832
1.55%	-	-	3,886	233	-	2,022	523	5,305
1.6%	1,567	501	9,856	584	468	9,063	865	25,001
1.65%	5,112	2,317	13,366	1,232	1,785	2,769	3,722	11,040
1.7%	-	-	1,116	1	-	86	4	725
1.75%	2,044	569	4,598	5,380	762	3,658	2,797	8,507
1.8%	909	482	643	359	48	349	848	4,615
1.85%	-	-	4,141	270	-	97	11	1,526
1.9%	1,135	614	1,954	-	594	8	4	907
1.95%	3,253	3,339	12,028	-	6,712	-	79	3,781
2%	-	-	2,236	-	-	365	5	1,340
2.05%	2,851	2,677	5,669	-	320	781	1,068	3,525
2.1%	2,650	2,359	4,507	-	28	31	-	3,588
2.15%	54	88	1,705	-	-	4	-	45
2.2%	1,317	1,785	7,540	-	240	-	656	2,878
2.25%	-	-	2,654	-	2,730	-	-	59
2.3%	-	-	-	-	-	-	-	-
2.35%	-	126	-	-	-	-	-	406
2.4%	-	-	-	-	-	-	-	6
2.45%	72	499	885	-	-	-	-	172
2.5%	584	503	1,191	-	204	-	-	51
2.6%	537	98	239	-	864	-	-	437

	$26,044	$17,628	$386,137	$66,284	$16,546	$151,439	$79,371	$578,570

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

0.95%	$802	$425	$99,938	$91,523	$74,287	$102,325	$25,196	$133,221
1%	253	11	34,155	27,402	16,114	22,228	10,645	45,448
1.05%	17	-	6,509	9,764	4,253	7,535	1,745	12,252
1.1%	365	248	28,895	26,363	27,452	28,641	9,954	42,834
1.15%	127	-	23,949	18,822	15,444	20,138	5,132	31,336
1.2%	2,188	329	60,311	101,091	45,733	60,922	19,004	49,050
1.25%	32	-	23,672	8,091	10,958	12,821	5,150	8,661
1.3%	-	128	25,579	11,848	26,081	13,346	2,528	13,684
1.35%	2	5	9,821	20,176	8,755	18,166	7,227	12,795
1.4%	14	23	30,865	29,939	20,729	14,402	6,088	14,842
1.45%	51	-	1,452	1,592	165	297	45	1,262
1.5%	-	-	2,199	2,452	573	2,999	730	6,687
1.55%	4	-	2,828	2,227	2,685	2,060	1,677	5,474
1.6%	7	77	7,157	3,212	3,834	3,389	600	7,998
1.65%	-	-	6,694	6,781	2,853	4,473	3,092	6,891
1.7%	-	-	154	325	18	307	-	986
1.75%	-	-	2,173	748	1,226	2,356	104	7,687
1.8%	-	-	1,658	1,306	853	1,592	22	6,252
1.85%	-	-	675	568	638	377	-	536
1.9%	-	-	63	93	83	76	118	18
1.95%	-	-	1,190	674	66	590	1,475	294
2%	-	-	44	22	-	-	22	19
2.05%	-	-	3,749	23	153	-	146	75
2.1%	-	-	-	-	-	35	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	345	41	-	9	-	212
2.25%	-	14	31,356	9,105	-	9,911	7,729	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$3,862	$1,260	$405,431	$374,188	$262,953	$328,995	$108,429	$408,514

	HIBF3	GEM	GEM3	GEM6	GVGU1	GVGU	GIG	GIG3

0.95%	$120,184	$5,917	$181,594	$-	$-	$34,935	$2,557	$78,151
1%	36,656	2,420	48,009	-	-	15,353	166	32,608
1.05%	4,583	142	5,845	-	-	1,069	140	5,851
1.1%	44,168	4,910	62,654	-	-	10,623	3,387	23,851
1.15%	20,101	2,171	34,158	-	-	7,469	1,594	12,855
1.2%	268,646	1,469	92,970	-	-	20,011	471	49,207
1.25%	21,763	1,484	16,244	-	270	2,440	258	7,216
1.3%	17,415	156	11,803	-	-	2,595	114	8,364
1.35%	13,753	96	23,267	-	-	2,634	398	10,482
1.4%	16,594	585	20,474	-	-	4,648	357	8,633
1.45%	1,347	85	3,118	-	-	797	22	4,182
1.5%	2,392	392	5,035	3,985	-	1,270	190	4,042
1.55%	2,244	15	5,198	-	-	5,821	116	4,952
1.6%	6,250	77	9,909	951	-	5,618	-	6,987
1.65%	2,145	354	3,740	810	-	706	99	1,290
1.7%	853	18	1,595	-	-	555	-	1,460
1.75%	1,081	-	11,604	544	-	1,050	-	1,966
1.8%	1,140	76	2,669	11	-	1,116	168	1,102
1.85%	639	-	6,001	-	-	662	141	4,962
1.9%	40	-	326	576	-	9	-	-
1.95%	1	-	5,675	2,645	-	1,177	-	7,027
2%	12	-	1,250	-	-	118	-	68
2.05%	553	478	1,220	1,028	-	6	-	562
2.1%	-	-	502	1,083	-	94	-	485
2.15%	-	-	-	211	-	4	-	1
2.2%	26	-	1,054	3,359	-	443	-	1,041
2.25%	-	-	8	-	-	4	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	99	-	-	-	-
2.5%	-	-	-	845	-	-	-	-
2.6%	-	-	-	84	-	-	-	-

	$582,586	$20,845	$555,922	$16,231	$270	$121,227	$10,178	$277,345

	NVIE6	GEF	GEF3	NVNMO1	NVNSR1	NVNSR2	NVCRA2	NVCRB2

0.95%	$-	$29,421	$18,749	$138,551	$17,176	$-	$10,184	$6,754
1%	-	13,433	6,487	59,094	5,945	-	1,138	4,173
1.05%	-	3,459	1,376	14,789	626	-	14	1,186
1.1%	-	6,886	9,638	57,111	9,830	-	1,261	6,263
1.15%	-	1,331	3,609	23,604	4,913	-	2,100	4,628
1.2%	-	10,881	10,574	58,004	4,363	-	4,662	14,281
1.25%	490	3,135	1,858	10,314	3,580	-	966	2,418
1.3%	-	3,717	3,330	13,000	825	-	15	1,041
1.35%	-	882	2,441	17,007	1,550	-	76	3,861
1.4%	-	1,521	3,253	12,530	2,315	-	-	2,526
1.45%	-	137	330	2,601	152	-	-	-
1.5%	-	716	41	2,912	127	-	-	-
1.55%	-	199	543	3,530	600	-	-	50
1.6%	-	801	1,270	3,773	659	-	-	134
1.65%	-	641	465	4,630	343	-	478	2,095
1.7%	-	62	329	464	77	-	-	-
1.75%	-	103	541	1,061	237	-	-	543
1.8%	-	816	309	1,884	-	-	-	-
1.85%	-	17	154	478	-	-	-	-
1.9%	-	-	-	157	-	-	-	-
1.95%	-	-	57	1	-	-	-	-
2%	-	-	-	8	-	-	-	-
2.05%	-	292	219	650	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	60	43	202	-	12	-	-
2.25%	-	-	-	154	297	-	-	2,165
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$490	$78,510	$65,616	$426,509	$53,615	$12	$20,894	$52,118

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2

0.95%	$5,135	$15,240	$22,150	$8,206	$16,145	$12,888	$-	$6,809
1%	2,978	1,451	11,833	3,942	4,058	4,545	-	1,143
1.05%	5	156	315	-	955	2,967	-	-
1.1%	19,743	4,542	11,415	2,988	2,725	7,000	-	2,026
1.15%	1,739	1,626	6,180	433	2,982	3,177	-	1,845
1.2%	4,828	17,496	22,894	10,635	10,809	3,486	-	3,453
1.25%	2,568	2,838	4,961	3,532	4,203	1,897	-	447
1.3%	7,179	1,252	7,002	2,963	4,205	1,553	-	2,942
1.35%	6,505	2,799	12,411	2,091	2,703	2,440	-	89
1.4%	552	853	2,811	-	1,877	6,293	-	605
1.45%	261	-	284	-	-	487	-	-
1.5%	739	456	1,309	-	65	272	1,017	37
1.55%	562	1,194	515	66	-	1,298	-	-
1.6%	-	1,898	1,012	430	63	1,125	584	220
1.65%	-	394	889	-	118	438	319	55
1.7%	-	-	-	-	-	62	-	86
1.75%	-	-	-	-	55	289	-	-
1.8%	82	-	816	-	-	-	-	-
1.85%	-	-	-	-	568	1	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	1,376	21
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	2,881	80
2.1%	-	-	-	-	-	-	142	-
2.15%	-	-	-	-	-	-	202	-
2.2%	-	-	-	-	-	-	694	87
2.25%	619	401	13,647	5,889	310	2,245	-	385
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	459	-
2.6%	-	-	-	-	-	-	-	-

	$53,495	$52,596	$120,444	$41,175	$51,841	$52,463	$7,674	$20,330

	TRF	TRF2	GVGF1	GVGFS	GBF	GBF2	CAF	GVGH1

0.95%	$518,478	$-	$-	$12,755	$1,303,455	$-	$116,348	$-
1%	267,512	-	-	2,902	435,686	-	57,371	-
1.05%	41,484	-	-	1,002	92,148	-	15,745	-
1.1%	128,806	-	-	6,202	483,602	-	26,060	-
1.15%	39,684	-	-	3,244	244,054	-	11,274	-
1.2%	109,209	-	-	7,992	558,044	-	22,653	-
1.25%	26,202	-	44	690	96,844	-	5,694	774
1.3%	16,036	-	-	1,078	119,232	-	10,012	-
1.35%	20,656	-	-	885	121,499	-	4,421	-
1.4%	27,043	-	-	3,292	177,850	-	5,936	-
1.45%	5,042	-	-	287	18,105	-	728	-
1.5%	9,635	1,902	-	248	39,396	46,668	2,357	-
1.55%	7,831	-	-	992	49,095	-	1,398	-
1.6%	11,109	1,116	-	5,154	67,428	11,316	936	-
1.65%	7,704	2,002	-	552	41,078	22,642	804	-
1.7%	2,115	-	-	98	17,239	-	382	-
1.75%	3,620	1,619	-	313	28,570	12,468	697	-
1.8%	1,475	568	-	755	20,510	7,014	292	-
1.85%	952	-	-	34	7,343	-	-	-
1.9%	272	514	-	38	428	4,701	-	-
1.95%	270	1,673	-	14	9,675	35,629	-	-
2%	45	-	-	16	3,781	539	45	-
2.05%	187	1,167	-	182	4,569	18,107	25	-
2.1%	334	384	-	-	794	26,956	-	-
2.15%	123	-	-	6	407	228	-	-
2.2%	234	744	-	-	1,480	18,648	-	-
2.25%	9,171	-	-	-	21,775	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	305	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	342	-	-	-	3,715	-	-
2.5%	-	688	-	-	-	1,680	-	-
2.6%	-	70	-	-	-	3,930	-	-

	$1,255,229	$12,789	$44	$48,731	$3,964,087	$214,546	$283,178	$774

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	GVGHS	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA

0.95%	$38,591	$13,837	$131,251	$473	$1,374	$209,412	$833,023	$332,456
1%	13,208	1,118	18,306	1,055	87	27,701	201,463	70,058
1.05%	1,748	276	12,881	-	-	5,718	47,259	10,623
1.1%	21,497	1,773	71,440	655	322	105,420	460,792	246,456
1.15%	12,639	1,735	40,121	858	1,225	75,114	309,525	168,227
1.2%	19,840	4,047	76,953	143	3	114,962	361,911	173,464
1.25%	2,685	1,465	49,971	-	-	25,835	197,671	97,449
1.3%	2,352	32	8,143	-	-	16,910	66,641	30,822
1.35%	8,287	409	25,750	2	-	42,188	101,397	53,011
1.4%	6,625	41	28,224	112	-	42,118	250,478	185,921
1.45%	1,644	3	5,625	-	-	5,272	23,719	12,377
1.5%	3,487	40	13,315	58	-	40,417	93,829	65,046
1.55%	1,268	-	9,829	1,060	-	25,109	67,323	86,352
1.6%	4,972	12	22,134	66	-	24,467	185,909	62,389
1.65%	4,166	35	15,371	-	-	20,756	109,002	59,472
1.7%	183	11	1,766	-	-	3,995	7,848	3,167
1.75%	2,955	79	7,587	-	-	13,499	112,107	39,116
1.8%	1,180	-	6,529	-	-	2,886	53,760	20,804
1.85%	518	47	2,453	-	-	2,630	19,520	8,260
1.9%	378	-	1,292	-	-	462	7,067	2,182
1.95%	3,631	-	18,670	-	-	15,694	39,759	29,777
2%	246	-	101	-	-	66	3,555	1,761
2.05%	1,680	-	12,044	-	-	8,052	18,433	13,003
2.1%	1,049	-	2,838	-	-	10,522	47,631	32,597
2.15%	139	-	843	-	-	2,353	8,656	5,564
2.2%	1,690	25	8,422	-	-	5,802	46,710	38,844
2.25%	-	-	2,226	196	235	8,732	72,575	54,860
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	269	6,052	1,477
2.4%	-	-	-	-	-	-	-	870
2.45%	127	-	1,057	-	-	-	1,572	1,832
2.5%	-	-	-	-	-	2,896	2,973	2,685
2.6%	1,815	-	11,249	-	-	2,038	4,420	6,482

	$158,600	$24,985	$606,391	$4,678	$3,246	$861,295	$3,762,580	$1,917,404

	GVDMC	GVUS1	GVUSL	MCIF	SAM	NVMIG1	NVMIG3	GVDIV2

0.95%	$297,148	$-	$21,854	$358,411	$1,917,342	$-	$112,072	$-
1%	59,025	-	5,170	115,034	700,037	-	47,991	-
1.05%	15,482	-	871	18,857	151,853	-	8,352	-
1.1%	176,701	-	5,747	167,294	611,239	8	29,265	-
1.15%	106,963	-	3,951	94,152	341,472	-	16,747	-
1.2%	121,803	-	10,983	186,563	997,092	-	59,208	-
1.25%	48,246	12	3,070	33,387	141,505	-	10,928	30
1.3%	24,899	-	2,218	53,971	152,734	-	9,147	-
1.35%	38,671	-	3,629	53,235	213,053	-	10,667	-
1.4%	63,829	-	2,633	58,460	266,257	-	11,560	-
1.45%	7,749	-	564	11,667	22,159	-	1,953	-
1.5%	47,320	-	881	11,769	89,310	-	6,789	-
1.55%	21,441	-	616	19,953	58,398	-	2,384	-
1.6%	46,821	-	915	26,486	79,531	-	4,617	-
1.65%	41,777	-	701	16,734	123,514	-	4,247	-
1.7%	5,228	-	35	1,827	6,520	-	208	-
1.75%	41,669	-	9	12,581	55,816	-	770	-
1.8%	18,285	-	210	9,211	42,745	-	2,085	-
1.85%	2,450	-	-	1,242	9,830	-	247	-
1.9%	3,164	-	-	1,377	16,197	-	30	-
1.95%	9,946	-	-	498	31,700	-	383	-
2%	3,971	-	-	1,297	8,125	-	3	-
2.05%	15,973	-	177	4,653	49,274	-	699	-
2.1%	25,703	-	-	618	24,849	-	-	-
2.15%	5,028	-	-	262	13,477	-	23	-
2.2%	23,528	-	784	2,631	25,548	-	438	-
2.25%	5,185	-	-	2,900	15,860	-	14	-
2.3%	-	-	-	16	-	-	-	-
2.35%	273	-	-	-	1,307	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	1,642	-	-	-	685	-	-	-
2.5%	6,424	-	-	-	2,564	-	-	-
2.6%	6,535	-	-	-	11,244	-	-	-

	$1,292,879	$12	$65,018	$1,265,086	$6,181,237	$8	$340,827	$30

	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2

0.95%	$62,466	$-	$10,838	$-	$4,391	$166,530	$-	$95,444
1%	13,594	-	3,430	-	1,043	77,266	-	20,323
1.05%	3,072	-	199	-	367	11,021	-	3,606
1.1%	18,029	-	5,813	-	1,601	69,621	-	52,860
1.15%	13,651	-	3,428	-	1,064	31,213	-	32,401
1.2%	47,125	-	4,978	-	1,466	81,913	19,819	70,712
1.25%	5,997	2,711	1,859	-	1,024	19,662	-	11,832
1.3%	17,513	-	371	-	301	9,746	6,483	9,007
1.35%	8,331	-	1,618	-	407	15,068	4,688	16,328
1.4%	6,388	-	3,554	-	2,700	21,614	2,531	20,457
1.45%	342	-	431	-	240	2,901	56	2,083
1.5%	2,039	2,944	104	916	2,723	7,857	253	5,236
1.55%	1,785	-	488	-	145	5,251	-	4,228
1.6%	3,126	1,206	538	457	815	7,754	9	5,836
1.65%	2,433	1,296	924	1,222	2,379	9,676	795	7,992
1.7%	391	-	58	-	2	1,409	106	697
1.75%	1,427	711	246	807	1,065	2,836	5	1,819
1.8%	2,288	-	382	4	522	3,809	60	4,884
1.85%	667	-	60	-	-	506	175	311
1.9%	-	290	103	103	564	360	-	251
1.95%	11	957	16	1,139	3,050	707	-	49
2%	34	360	16	67	14	190	-	167
2.05%	744	924	-	509	1,067	1,150	96	2,216
2.1%	364	1,207	185	549	2,519	199	168	40
2.15%	-	16	2	-	195	63	-	73
2.2%	688	878	37	1,712	2,423	1,144	-	275
2.25%	-	-	22	-	376	1,984	-	307
2.3%	-	-	-	-	-	-	-	-
2.35%	-	28	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	78	-	40	45	-	-	-
2.5%	-	-	-	-	344	-	-	-
2.6%	-	133	-	35	1,542	-	-	-

	$212,505	$13,739	$39,700	$7,560	$34,394	$551,450	$35,244	$369,434

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2

0.95%	$81,052	$-	$404,219	$-	$439,373	$-	$286,620	$44,713
1%	24,802	-	110,952	-	148,973	-	87,196	8,104
1.05%	3,062	-	19,561	-	20,874	-	17,115	1,542
1.1%	41,940	-	173,587	-	134,083	-	78,936	10,898
1.15%	19,397	-	75,607	-	68,950	-	34,813	10,855
1.2%	54,587	-	191,916	-	207,894	-	153,628	25,570
1.25%	9,976	-	33,516	-	35,170	-	21,269	3,097
1.3%	8,464	-	26,710	-	32,667	-	29,227	2,032
1.35%	12,931	-	49,462	-	35,423	-	34,178	4,373
1.4%	12,403	-	56,403	-	64,842	-	28,107	8,766
1.45%	1,714	-	6,991	-	5,893	-	4,219	33
1.5%	2,839	2,000	15,642	5,078	14,333	7,556	20,174	1,404
1.55%	6,337	-	14,615	-	12,886	-	5,847	702
1.6%	5,666	417	25,570	1,500	17,858	5,559	12,824	974
1.65%	5,580	1,302	19,413	3,161	19,597	3,273	23,670	2,085
1.7%	599	-	2,896	-	1,257	-	1,935	-
1.75%	3,288	813	12,777	861	6,316	2,148	9,005	334
1.8%	2,997	56	9,024	46	9,794	2,981	8,528	777
1.85%	352	-	3,205	-	1,189	-	1,696	6
1.9%	55	173	567	724	424	3,545	689	-
1.95%	58	1,708	325	2,637	1,763	5,810	10,092	-
2%	15	17	809	164	334	359	141	-
2.05%	1,233	1,024	2,838	964	3,952	4,274	9,310	299
2.1%	-	1,463	-	3,098	335	3,708	3,474	-
2.15%	107	-	135	4	-	418	1	-
2.2%	851	146	1,480	2,546	521	6,066	7,665	20
2.25%	-	-	4	-	96	-	-	2,204
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	77	-	-	281	-
2.4%	-	-	8	-	-	-	-	-
2.45%	-	-	-	2	-	1,552	1,931	-
2.5%	-	672	-	785	-	970	437	-
2.6%	-	100	-	799	-	901	567	-

	$300,305	$9,891	$1,258,232	$22,446	$1,284,797	$49,120	$893,575	$128,788

	GGTC	GGTC3	GVUG1	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF

0.95%	$2,084	$19,334	$-	$24,735	$604	$-	$8,627	$85,246
1%	2,220	9,439	-	7,196	543	-	2,994	37,438
1.05%	118	680	-	789	19	-	316	6,858
1.1%	1,197	18,745	-	9,270	378	-	5,037	35,173
1.15%	338	4,475	-	5,725	49	-	2,400	32,825
1.2%	1,333	9,727	-	18,157	174	-	2,953	58,739
1.25%	203	1,731	1,846	1,735	4	-	1,893	10,235
1.3%	168	1,771	-	2,814	41	-	885	6,551
1.35%	138	4,792	-	1,888	13	-	1,000	13,679
1.4%	213	2,396	-	1,142	-	-	1,007	10,767
1.45%	49	552	-	255	-	-	81	1,363
1.5%	99	580	-	4,402	-	-	110	5,944
1.55%	108	502	-	967	4	-	256	4,216
1.6%	45	4,573	-	3,880	14	-	368	4,896
1.65%	2	958	-	2,064	-	-	264	10,241
1.7%	35	526	-	63	-	-	53	1,157
1.75%	45	821	-	1,588	-	-	120	1,966
1.8%	190	790	-	765	80	-	-	5,400
1.85%	-	70	-	57	6	-	-	806
1.9%	114	5	-	321	-	-	-	194
1.95%	-	64	-	308	-	54	-	1,014
2%	-	132	-	399	-	-	-	30
2.05%	-	16	-	1,697	-	-	-	761
2.1%	-	-	-	769	-	-	-	601
2.15%	-	4	-	-	-	-	-	15
2.2%	-	52	-	219	-	-	-	119
2.25%	-	2	2,021	-	975	-	-	2,308
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	412	-	-	-	-

	$8,699	$82,737	$3,867	$91,617	$2,904	$54	$28,364	$338,542

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	NVRE1	AMTB	PMVFAD	PMVLAD	AVB	AVBV2	AVCA	AVCA2

0.95%	$142,607	$86,384	$3,141	$16,120	$399	$7,726	$59	$1,428
1%	34,674	27,864	1,182	6,635	-	1,480	-	449
1.05%	4,876	3,442	45	341	-	335	-	-
1.1%	47,343	43,257	1,097	4,380	936	2,276	52	594
1.15%	23,497	21,006	262	3,405	351	1,019	344	68
1.2%	57,235	81,581	2,583	16,963	42	2,094	-	2,384
1.25%	10,554	9,307	240	1,365	127	2,112	-	564
1.3%	6,689	16,018	84	3,339	39	391	32	27
1.35%	14,777	14,275	370	1,514	78	233	-	400
1.4%	14,829	12,934	190	2,565	31	3,096	408	136
1.45%	3,693	997	-	86	-	69	-	-
1.5%	7,113	7,821	14	573	-	4,594	-	1,688
1.55%	3,711	1,465	56	1,126	841	77	-	30
1.6%	10,690	4,102	17	1,195	453	1,159	162	875
1.65%	7,778	5,010	34	690	-	3,270	-	1,346
1.7%	534	505	-	357	-	9	-	-
1.75%	3,026	5,583	-	383	-	1,157	-	877
1.8%	3,420	2,659	-	184	-	666	-	239
1.85%	1,078	33	-	287	-	-	-	-
1.9%	701	-	21	-	-	809	-	69
1.95%	2,856	2,439	-	951	-	3,942	-	1,671
2%	376	396	-	-	-	23	-	-
2.05%	2,189	545	-	-	-	1,463	-	1,386
2.1%	2,752	5,582	-	71	-	3,388	-	639
2.15%	27	144	-	-	-	246	-	431
2.2%	2,217	973	-	15	-	1,940	-	2,365
2.25%	47	4,128	-	422	-	380	-	280
2.3%	-	-	-	-	-	-	-	-
2.35%	324	64	-	-	-	-	-	195
2.4%	4	-	-	-	-	-	-	-
2.45%	131	-	-	-	-	57	-	258
2.5%	148	-	-	-	-	524	-	-
2.6%	333	-	-	-	-	1,993	-	80

	$410,229	$358,514	$9,336	$62,967	$3,297	$46,528	$1,057	$18,479

	AVCD2	AVGI	AVCE2	IVHS	IVRE	AVLCG	ALVGIB	ALVPGB

0.95%	$3,305	$472	$-	$16	$285	$434	$-	$-
1%	1,024	-	-	-	8	-	-	-
1.05%	59	-	-	-	-	-	-	-
1.1%	1,216	266	-	887	1,770	807	-	-
1.15%	94	170	-	58	660	39	-	-
1.2%	5,185	-	-	11	12	-	-	-
1.25%	1,173	-	-	33	12	10	152	-
1.3%	46	-	-	-	50	-	-	-
1.35%	422	137	-	-	-	24	-	-
1.4%	1,439	2,005	-	-	-	54	-	-
1.45%	-	-	-	-	-	56	-	-
1.5%	1,496	-	2,553	-	-	-	6,005	3,350
1.55%	59	1,992	-	-	-	145	-	-
1.6%	7	-	1,177	-	-	61	1,912	1,032
1.65%	719	-	2,980	-	-	-	5,088	11,306
1.7%	3	-	-	-	-	-	-	-
1.75%	66	-	512	-	-	-	314	316
1.8%	43	-	266	-	-	-	1,190	1,178
1.85%	9	-	-	-	-	-	-	-
1.9%	48	-	882	-	-	-	136	349
1.95%	126	-	2,963	-	-	-	3,970	7,010
2%	65	-	-	-	-	-	-	-
2.05%	411	-	4,998	-	-	-	2,237	2,661
2.1%	66	-	3,224	-	-	-	1,936	2,062
2.15%	58	-	102	-	-	-	294	26
2.2%	505	-	140	-	-	-	2,817	911
2.25%	498	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	133
2.4%	-	-	-	-	-	-	-	-
2.45%	77	-	1,514	-	-	-	612	32
2.5%	336	-	88	-	-	-	76	276
2.6%	-	-	504	-	-	-	952	322

	$18,555	$5,042	$21,903	$1,005	$2,797	$1,630	$27,691	$30,964

	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2

0.95%	$8,292	$239,768	$-	$261,669	$81,601	$62,976	$26,633	$-
1%	2,599	83,383	-	62,686	42,731	15,260	4,421	-
1.05%	106	17,185	-	10,396	6,066	4,253	1,060	-
1.1%	6,513	97,846	-	65,734	19,388	20,949	9,747	-
1.15%	1,933	42,299	-	47,292	8,884	14,814	5,778	-
1.2%	3,610	122,258	-	134,428	35,218	41,771	26,279	-
1.25%	366	21,124	-	25,850	6,107	4,477	2,035	2,631
1.3%	702	21,867	-	32,346	7,954	3,877	2,643	-
1.35%	1,399	27,294	-	44,471	3,067	9,168	3,435	-
1.4%	436	28,645	-	32,240	2,690	11,716	5,312	-
1.45%	21	3,760	-	1,506	985	606	467	-
1.5%	7,203	9,265	5,340	9,263	6,168	2,630	967	-
1.55%	251	10,647	-	8,802	1,299	1,541	1,491	-
1.6%	1,998	10,324	557	11,449	772	5,652	1,820	-
1.65%	6,951	14,947	3,186	7,179	2,815	3,044	517	-
1.7%	81	660	-	818	27	132	547	-
1.75%	1,909	8,854	976	4,789	176	2,426	94	-
1.8%	2,159	9,671	549	3,515	688	2,295	712	-
1.85%	194	1,204	-	788	6	340	1,693	-
1.9%	1,809	461	604	3,110	-	38	-	-
1.95%	10,573	543	2,252	3,467	18	567	2,293	-
2%	19	100	336	158	-	4	-	-
2.05%	3,775	2,727	1,666	1,327	98	872	-	-
2.1%	4,419	340	7,662	4,834	-	-	172	-
2.15%	-	-	283	2,587	-	28	-	-
2.2%	3,812	152	4,273	4,684	294	241	63	-
2.25%	4,790	-	-	15,768	-	16	111	2,805
2.3%	-	-	-	-	-	-	-	-
2.35%	354	-	742	189	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	814	-	-	398	-	-	-	-
2.5%	508	-	76	-	-	-	-	-
2.6%	552	-	425	622	-	-	-	-

	$78,148	$775,324	$28,927	$802,365	$227,052	$209,693	$98,290	$5,436

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	ACVU1	ACVU2	ACVV	ACVV2	ACVVS1	ACVVS2	DVSCS	DSIF

0.95%	$9,558	$-	$560,318	$-	$11,727	$-	$87,149	$1,167,824
1%	1,764	-	158,044	-	3,560	-	18,905	489,072
1.05%	58	-	26,914	-	470	-	2,212	99,547
1.1%	3,904	-	277,405	-	5,920	-	35,743	382,737
1.15%	3,544	-	132,804	-	2,772	-	19,852	209,963
1.2%	4,844	-	332,049	-	3,975	-	38,950	552,597
1.25%	1,300	-	68,210	-	973	1,134	11,114	96,349
1.3%	499	-	55,262	-	835	-	6,279	105,206
1.35%	1,496	-	75,675	-	2,525	-	15,977	145,390
1.4%	2,136	-	109,033	-	2,141	-	13,436	107,498
1.45%	516	-	15,042	-	-	-	3,745	26,809
1.5%	105	1,500	27,813	16,003	323	-	1,856	28,720
1.55%	296	-	25,767	-	543	-	3,122	21,089
1.6%	736	619	39,384	3,437	130	-	7,902	49,757
1.65%	1,060	1,669	35,045	6,536	705	-	2,373	27,310
1.7%	43	-	4,680	-	73	-	646	10,046
1.75%	407	1,025	11,662	2,986	284	-	1,468	12,602
1.8%	510	5	13,725	4,602	7	-	966	10,601
1.85%	84	-	6,534	-	18	-	720	3,466
1.9%	248	146	484	4,780	-	-	482	772
1.95%	33	1,877	3,809	12,090	31	-	59	234
2%	19	28	2,306	1,594	67	-	-	278
2.05%	-	953	5,065	6,508	-	-	1,050	4,946
2.1%	248	900	273	5,436	-	-	-	-
2.15%	6	3	17	541	-	-	-	238
2.2%	50	1,469	2,556	3,368	-	-	964	1,551
2.25%	29	-	2,158	-	-	1,535	6	9,845
2.3%	-	-	-	-	-	-	-	14
2.35%	-	-	-	1,526	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	60	-	1,368	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	48	-	820	-	-	-	-

	$33,493	$10,302	$1,992,034	$71,595	$37,079	$2,669	$274,976	$3,564,461

	DSRG	DSRGS	DCAP	DCAPS	DSC	DVIV	FCA2S	FALFS

0.95%	$145,259	$-	$190,016	$-	$564	$646	$-	$-
1%	67,360	-	71,592	-	-	-	-	-
1.05%	16,693	-	19,610	-	-	-	-	-
1.1%	76,490	-	74,253	-	173	126	-	-
1.15%	24,171	-	35,593	-	-	55	-	-
1.2%	57,996	-	94,917	-	-	-	-	-
1.25%	10,894	-	17,494	-	45	-	-	-
1.3%	7,142	-	17,634	-	-	-	-	-
1.35%	9,639	-	20,724	-	24	-	-	-
1.4%	13,115	-	29,469	-	212	732	-	-
1.45%	1,714	-	3,548	-	-	-	-	-
1.5%	3,573	668	7,811	5,090	-	-	508	135
1.55%	2,330	-	5,881	-	523	1,787	-	-
1.6%	1,355	53	6,995	4,058	-	-	2,587	-
1.65%	3,473	286	9,230	4,127	-	-	290	165
1.7%	407	-	1,486	-	-	-	-	-
1.75%	1,848	-	1,150	1,886	-	-	103	230
1.8%	1,074	-	4,098	554	-	-	102	66
1.85%	59	-	158	-	-	-	-	-
1.9%	144	26	212	455	-	-	-	-
1.95%	-	201	219	2,113	-	-	2,129	781
2%	22	-	230	55	-	-	-	-
2.05%	1,327	-	1,772	6,820	-	-	1,923	581
2.1%	-	273	294	4,017	-	-	1,731	317
2.15%	-	-	-	-	-	-	63	47
2.2%	252	-	231	1,351	-	-	1,184	1,150
2.25%	68	-	253	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	54	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	346	-	2,061	-	-	-	-
2.5%	-	-	-	189	-	-	-	-
2.6%	-	1	-	479	-	-	-	136

	$446,405	$1,854	$614,870	$33,309	$1,541	$3,346	$10,620	$3,608

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	FHIBS	FVMOS	FQB	FQBS	FC2	FVSS2	FCS	FNRS2

0.95%	$-	$19,017	$519,982	$-	$-	$-	$1,242,842	$80,643
1%	-	9,360	113,306	-	-	-	493,606	23,167
1.05%	-	958	27,636	-	-	-	80,864	4,203
1.1%	-	6,066	233,631	-	-	-	441,845	29,989
1.15%	-	3,435	143,668	-	-	-	211,430	13,781
1.2%	-	11,534	290,703	-	-	-	672,568	44,530
1.25%	-	615	50,587	-	-	-	118,288	7,833
1.3%	-	2,331	60,238	-	-	-	118,351	5,989
1.35%	-	2,456	83,665	-	-	-	150,676	14,108
1.4%	-	3,159	106,130	-	-	-	173,320	12,359
1.45%	-	1,160	15,723	-	-	-	33,546	2,086
1.5%	15,786	394	15,779	21,798	33,844	4,452	39,313	1,490
1.55%	-	263	25,818	-	-	-	33,148	2,402
1.6%	2,371	397	52,603	7,471	9,026	1,362	54,522	6,124
1.65%	7,442	150	31,246	19,088	23,558	997	58,934	1,890
1.7%	-	26	13,575	-	-	-	8,421	370
1.75%	2,838	33	31,135	8,866	13,061	1,269	21,976	1,328
1.8%	779	-	16,119	2,395	5,042	928	19,306	2,796
1.85%	-	418	7,277	-	-	-	5,628	1,830
1.9%	76	-	204	2,949	6,315	296	1,570	28
1.95%	5,128	8	65	21,420	34,883	2,317	2,841	849
2%	339	-	453	599	1,563	41	2,031	142
2.05%	5,459	-	2,604	11,330	10,694	1,779	7,216	377
2.1%	9,292	-	-	11,667	23,860	4,452	151	35
2.15%	1,179	-	21	540	336	-	148	-
2.2%	2,766	-	1,363	6,574	18,381	1,412	3,237	23
2.25%	-	-	1,764	-	-	-	29,686	91
2.3%	-	-	-	-	-	-	17	-
2.35%	378	-	-	462	1,945	-	-	-
2.4%	-	-	-	-	-	-	8	-
2.45%	1,216	-	-	926	964	-	-	-
2.5%	5,390	-	-	897	2,345	-	-	-
2.6%	317	-	-	2,408	2,372	675	-	-

	$60,756	$61,780	$1,845,295	$119,390	$188,189	$19,980	$4,025,489	$258,463

	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2

0.95%	$897,430	$-	$28,992	$-	$16,127	$-	$7,146	$-
1%	336,880	-	10,071	-	8,832	-	2,217	-
1.05%	69,291	-	1,103	-	1,358	-	162	-
1.1%	364,114	-	14,596	-	11,381	-	7,970	-
1.15%	162,574	-	2,519	-	1,507	-	3,258	-
1.2%	445,551	-	12,817	-	10,888	-	4,992	-
1.25%	73,167	-	3,530	264	1,312	644	1,180	2,864
1.3%	63,375	-	4,277	-	485	-	262	-
1.35%	121,203	-	390	-	1,373	-	2,814	-
1.4%	130,937	-	3,085	-	1,978	-	264	-
1.45%	16,133	-	-	-	149	-	-	-
1.5%	31,917	25,484	733	-	1,567	-	-	-
1.55%	27,245	-	1,628	-	3,489	-	93	-
1.6%	55,374	6,064	924	-	69	-	-	-
1.65%	41,091	15,704	7,510	-	329	-	20	-
1.7%	4,576	-	-	-	-	-	4	-
1.75%	21,461	8,082	283	-	-	-	-	-
1.8%	16,109	6,304	242	-	2,088	-	4	-
1.85%	3,066	-	2	-	350	-	-	-
1.9%	1,164	6,868	-	-	-	-	-	-
1.95%	2,188	20,065	-	-	501	-	-	-
2%	2,009	62	-	-	-	-	-	-
2.05%	7,000	5,789	-	-	-	-	-	-
2.1%	-	12,647	-	-	-	-	-	-
2.15%	115	16	-	-	-	-	-	-
2.2%	1,646	11,072	-	-	-	-	-	-
2.25%	9,249	-	-	15	-	1,077	-	1,983
2.3%	13	-	-	-	-	-	-	-
2.35%	-	439	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	1,800	-	-	-	-	-	-
2.5%	-	960	-	-	-	-	-	-
2.6%	-	4,293	-	-	-	-	-	-

	$2,904,878	$125,649	$92,702	$279	$63,783	$1,721	$30,386	$4,847

	FGOS	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2

0.95%	$82,225	$548,796	$-	$235,053	$183,642	$246,558	$96,387	$-
1%	46,950	276,504	-	97,630	32,614	57,327	33,475	-
1.05%	13,056	50,430	-	22,568	6,250	9,395	3,535	-
1.1%	16,819	191,064	-	75,731	33,472	74,334	43,549	-
1.15%	5,358	72,716	-	34,915	19,872	44,285	19,027	-
1.2%	27,405	306,134	-	101,121	72,086	155,042	56,095	-
1.25%	4,998	53,981	-	15,134	5,887	23,402	9,425	6,384
1.3%	4,819	43,222	-	24,923	14,158	34,528	10,444	-
1.35%	4,902	64,216	-	19,954	15,311	23,940	11,940	-
1.4%	3,028	52,894	-	23,401	12,806	36,835	17,971	-
1.45%	744	6,897	-	1,365	2,479	4,243	3,976	-
1.5%	2,227	21,065	8,941	8,131	2,316	5,938	2,724	21,766
1.55%	1,340	14,695	-	5,288	3,884	6,580	2,335	-
1.6%	296	16,387	3,025	6,818	2,505	13,494	5,384	8,625
1.65%	2,965	20,256	7,874	6,728	2,004	9,399	10,009	18,712
1.7%	606	4,251	-	1,724	1,584	2,323	938	-
1.75%	67	7,068	3,193	6,122	797	8,647	584	7,017
1.8%	112	8,419	1,552	3,312	510	5,542	1,003	2,844
1.85%	112	2,299	-	325	570	1,336	2,221	-
1.9%	324	748	703	-	-	1,810	362	4,269
1.95%	-	2	3,362	7	-	2,831	2,938	18,654
2%	-	221	351	72	12	-	999	2,612
2.05%	249	1,771	5,282	913	2	1,004	851	14,422
2.1%	-	-	6,205	98	-	1,380	210	17,034
2.15%	-	-	19	-	-	-	-	106
2.2%	12	971	6,737	1,126	325	158	72	9,067
2.25%	-	1,479	-	-	-	16,020	-	12,301
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	451
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	2,042	-	-	-	-	2,771
2.5%	-	-	840	-	-	-	-	2,814
2.6%	-	-	1,175	-	-	-	-	1,434

	$218,614	$1,766,486	$51,301	$692,459	$413,086	$786,351	$336,454	$151,283

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	FOS	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3

0.95%	$82,511	$-	$137,682	$51,310	$109,465	$-	$56,445	$32,417
1%	44,350	-	34,349	13,169	40,541	-	17,097	14,950
1.05%	8,959	-	6,810	2,243	8,560	-	1,072	1,291
1.1%	13,978	-	51,300	17,760	50,300	-	18,346	9,877
1.15%	6,161	-	24,990	9,042	18,249	-	8,965	2,889
1.2%	46,600	-	90,641	22,693	87,769	-	30,167	14,584
1.25%	7,743	-	13,206	5,375	16,567	5,615	10,583	5,058
1.3%	6,385	-	13,681	4,207	31,724	-	2,517	3,911
1.35%	4,383	-	14,232	7,246	39,266	-	4,053	4,588
1.4%	2,568	-	30,465	6,665	18,317	-	6,560	6,274
1.45%	1,143	-	1,712	916	9,554	-	2,031	3,036
1.5%	2,191	13,690	4,970	642	3,605	-	570	1,302
1.55%	647	-	4,873	614	1,245	-	1,975	1,238
1.6%	285	6,640	5,034	4,724	6,953	-	3,427	6,712
1.65%	1,776	14,866	6,527	1,960	16,090	-	1,181	439
1.7%	191	-	554	431	414	-	408	26
1.75%	345	2,707	2,647	1,745	2,793	-	625	1,028
1.8%	492	2,308	3,501	876	760	-	736	192
1.85%	4	-	1,635	318	1,828	-	483	72
1.9%	-	3,195	-	-	22	-	-	27
1.95%	-	17,126	57	103	878	-	1,707	81
2%	-	808	129	-	2,075	-	-	147
2.05%	756	5,372	1,160	415	-	-	-	422
2.1%	-	12,413	321	-	36	-	91	-
2.15%	-	16	-	-	-	-	-	-
2.2%	553	6,958	535	258	12	-	26	18
2.25%	-	-	-	721	5,650	3,647	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	128	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	2,239	-	-	-	-	-	-
2.5%	-	2,328	-	-	-	-	-	-
2.6%	-	951	-	-	-	-	-	-

	$232,021	$91,745	$451,011	$153,433	$472,673	$9,262	$169,065	$110,579

	TIF2	TIF3	FTVGI3	FTVFA2	AMGP	AMINS	AMCG	AMTP

0.95%	$-	$38,260	$154,823	$4,191	$79,874	$3,105	$134,588	$118,820
1%	-	11,490	46,924	1,401	28,743	832	63,005	43,540
1.05%	-	1,434	10,497	140	9,141	26	8,612	10,247
1.1%	-	11,514	40,022	2,078	31,140	2,267	54,066	40,162
1.15%	-	5,087	30,806	740	18,648	1,756	22,624	12,859
1.2%	-	11,573	79,719	4,767	32,872	886	69,546	48,897
1.25%	465	7,413	14,177	539	6,988	1,002	12,199	4,761
1.3%	-	1,524	27,689	128	4,292	125	12,180	12,955
1.35%	-	2,656	22,887	1,053	11,994	1,168	11,267	8,380
1.4%	-	11,643	30,728	477	9,013	137	17,137	8,390
1.45%	-	469	2,860	175	3,316	117	2,731	783
1.5%	-	726	2,037	352	2,896	74	4,593	1,351
1.55%	-	820	5,988	356	3,600	-	2,413	1,442
1.6%	-	2,335	7,140	1,948	3,543	175	7,612	4,381
1.65%	-	724	3,717	766	3,813	72	8,926	3,695
1.7%	-	111	2,644	80	594	-	993	475
1.75%	-	736	2,591	145	4,017	166	4,337	6,451
1.8%	-	450	5,616	66	1,036	-	1,548	1,879
1.85%	-	189	5,993	192	759	-	477	616
1.9%	-	21	-	-	217	-	504	-
1.95%	-	647	10,280	1,670	1,615	33	351	4
2%	-	-	1,593	-	-	-	74	9
2.05%	-	-	68	-	540	-	450	173
2.1%	-	35	744	36	92	-	236	-
2.15%	-	-	-	-	-	-	86	-
2.2%	-	9	313	9	31	-	968	256
2.25%	-	-	165	-	10	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$465	$109,866	$510,021	$21,309	$258,784	$11,941	$441,523	$330,526

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	AMRS	AMFAS	AMSRS	OVCAFS	OVGR	OVGS3	OVGS	OVGSS

0.95%	$10,505	$2,762	$9,573	$-	$449,046	$313,060	$206,238	$-
1%	1,220	666	4,655	-	157,923	64,466	47,986	-
1.05%	422	-	1,280	-	25,231	12,644	6,539	-
1.1%	1,784	1,304	5,916	-	209,445	128,513	103,972	-
1.15%	996	565	1,627	-	114,992	65,566	50,920	-
1.2%	2,064	1,732	7,141	-	218,918	195,867	140,314	-
1.25%	971	348	1,224	-	42,186	32,778	19,322	-
1.3%	333	201	431	-	29,901	26,508	18,453	-
1.35%	244	73	297	-	59,324	39,120	37,561	-
1.4%	309	1,284	287	-	78,170	66,878	46,459	-
1.45%	35	-	68	-	9,256	7,199	3,948	-
1.5%	146	1,645	75	12,078	21,873	22,219	11,976	7,936
1.55%	439	-	43	-	13,816	9,480	8,706	-
1.6%	49	909	1,533	5,565	26,202	25,692	18,015	5,606
1.65%	107	1,389	882	7,533	30,047	23,877	24,256	3,901
1.7%	8	-	313	-	3,746	2,406	485	-
1.75%	-	689	977	3,967	9,789	14,889	8,488	3,637
1.8%	71	-	20	5,001	10,514	8,121	11,775	3,772
1.85%	-	-	-	-	1,574	1,358	1,270	-
1.9%	-	-	51	2,517	2,127	5,191	872	1,426
1.95%	-	886	616	8,523	1,704	11,700	798	8,531
2%	-	267	-	83	654	1,720	1,292	379
2.05%	105	919	501	2,203	2,427	11,464	1,311	5,297
2.1%	-	270	570	3,329	-	7,899	453	5,548
2.15%	-	205	-	166	-	636	-	736
2.2%	-	457	-	4,939	323	11,193	412	7,080
2.25%	343	-	708	-	14,781	9	107	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	230	-	684
2.4%	-	-	-	-	-	-	9	-
2.45%	-	482	155	97	-	836	-	676
2.5%	-	228	-	883	-	1,259	-	383
2.6%	-	97	-	1,298	-	1,776	-	198

	$20,151	$17,378	$38,943	$58,182	$1,533,969	$1,114,554	$771,937	$55,790

	OVHI3	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG

0.95%	$8,858	$286	$-	$386,870	$-	$29,489	$-	$166,346
1%	2,131	79	-	174,403	-	11,678	-	88,022
1.05%	14	-	-	23,496	-	1,194	-	13,254
1.1%	1,175	401	-	156,785	-	20,781	-	79,320
1.15%	822	145	-	77,602	-	3,321	-	32,387
1.2%	2,825	105	-	202,021	-	13,550	-	97,072
1.25%	284	23	297	39,654	-	4,286	1,895	22,134
1.3%	8	346	-	32,580	-	1,931	-	14,712
1.35%	927	-	-	58,642	-	4,233	-	16,371
1.4%	654	22	-	56,304	-	2,450	-	22,677
1.45%	1	-	-	11,306	-	40	-	5,556
1.5%	23	65	-	17,832	9,851	1,551	-	5,879
1.55%	-	108	-	10,675	-	461	-	1,517
1.6%	-	42	-	13,169	4,687	1,082	-	5,751
1.65%	104	-	-	23,362	11,456	517	-	10,107
1.7%	-	-	-	2,447	-	576	-	678
1.75%	27	-	-	9,194	3,898	509	-	2,075
1.8%	30	-	-	10,140	1,280	191	-	2,408
1.85%	-	-	-	1,335	-	449	-	746
1.9%	-	-	-	685	1,899	-	-	805
1.95%	-	-	-	257	4,695	2	-	109
2%	-	-	-	189	310	-	-	-
2.05%	7	-	-	1,178	3,669	173	-	171
2.1%	-	-	-	-	8,817	-	-	18
2.15%	-	-	-	9	-	-	-	106
2.2%	7	-	-	1,336	2,330	-	-	574
2.25%	-	-	-	2,166	-	-	-	1
2.3%	-	-	-	-	-	-	-	12
2.35%	-	-	-	-	434	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	487	-	-	-
2.5%	-	-	-	-	186	-	-	-
2.6%	-	-	-	-	649	-	-	-

	$17,897	$1,622	$297	$1,313,637	$54,648	$98,464	$1,895	$588,808

	OVSBS	PMVRRA	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ

0.95%	$-	$872	$101	$136	$171	$1,572	$665	$119
1%	-	47	-	-	-	99	21	2
1.05%	-	-	-	-	-	-	-	-
1.1%	-	4,003	1,198	451	765	4,335	1,756	3,895
1.15%	-	1,775	496	96	301	1,120	416	2,095
1.2%	-	435	114	-	24	651	-	205
1.25%	-	458	1	50	46	-	-	58
1.3%	-	394	212	43	-	121	142	142
1.35%	-	-	-	-	-	-	-	-
1.4%	-	-	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.5%	13,995	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.6%	8,517	-	-	-	-	-	-	-
1.65%	13,113	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	2,581	-	-	-	-	-	-	-
1.8%	1,385	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.9%	1,947	-	-	-	-	-	-	-
1.95%	14,208	-	-	-	-	-	-	-
2%	51	-	-	-	-	-	-	-
2.05%	3,680	-	-	-	-	-	-	-
2.1%	6,427	-	-	-	-	-	-	-
2.15%	227	-	-	-	-	-	-	-
2.2%	2,784	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	1,645	-	-	-	-	-	-	-
2.5%	1,578	-	-	-	-	-	-	-
2.6%	531	-	-	-	-	-	-	-

	$72,669	$7,984	$2,122	$776	$1,307	$7,898	$3,000	$6,516

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	SBLV	SBLX	SBLY	PMVTRA	PVGIB	ACEG2	ACC2	VYDS

0.95%	$1,653	$32	$-	$5,358	$-	$-	$-	$3,727
1%	152	-	-	252	-	-	-	11,702
1.05%	-	-	-	-	-	-	-	253
1.1%	10,334	195	183	12,297	-	-	-	22,472
1.15%	4,832	80	-	3,464	-	-	-	3,012
1.2%	472	-	-	39	-	-	-	10,104
1.25%	740	-	47	599	129	-	-	2,148
1.3%	78	-	-	260	-	-	-	3,939
1.35%	-	-	-	-	-	-	-	561
1.4%	-	-	-	-	-	-	-	774
1.45%	-	-	-	-	-	-	-	95
1.5%	-	-	-	-	-	3,573	23,167	525
1.55%	-	-	-	-	-	-	-	286
1.6%	-	-	-	-	-	2,553	12,208	3,001
1.65%	-	-	-	-	-	1,424	22,466	720
1.7%	-	-	-	-	-	-	-	1,855
1.75%	-	-	-	-	-	1,278	8,390	-
1.8%	-	-	-	-	-	1,172	3,756	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	1,663	6,602	-
1.95%	-	-	-	-	-	4,587	22,362	-
2%	-	-	-	-	-	514	661	-
2.05%	-	-	-	-	-	4,205	11,174	-
2.1%	-	-	-	-	-	2,761	17,655	-
2.15%	-	-	-	-	-	489	1,897	-
2.2%	-	-	-	-	-	2,249	11,397	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	226	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	409	1,715	-
2.5%	-	-	-	-	-	364	1,776	-
2.6%	-	-	-	-	-	95	3,739	-

	$18,261	$307	$230	$22,269	$129	$27,336	$149,191	$65,174

	ROCMC	TRBCG2	TREI2	TRLT2	VWEMR	VWEM	VWHAR	VWHA

0.95%	$130	$60,112	$47,512	$59,435	$55,348	$62,094	$95,651	$58,144
1%	48	7,100	14,440	10,785	28,093	22,902	49,560	17,311
1.05%	-	383	2,861	1,312	3,775	4,027	6,417	3,031
1.1%	4,491	8,704	15,781	9,137	13,143	13,503	19,352	15,672
1.15%	1,674	6,051	7,133	6,748	3,422	6,115	14,043	6,346
1.2%	119	22,186	31,167	28,107	35,973	25,714	71,619	21,714
1.25%	76	3,590	6,032	5,018	2,290	3,066	5,393	1,422
1.3%	11	1,360	6,969	2,656	12,126	5,343	23,462	1,988
1.35%	-	1,860	5,380	3,283	4,974	4,400	11,257	5,581
1.4%	-	2,911	14,280	7,483	4,311	1,808	8,895	5,253
1.45%	-	462	337	43	382	1,128	1,764	-
1.5%	-	241	702	2,266	1,628	3,644	2,404	155
1.55%	-	221	145	759	1,729	1,485	2,669	-
1.6%	-	1,263	1,406	1,241	232	1,176	1,313	945
1.65%	-	896	628	2,597	4,719	1,120	2,258	444
1.7%	-	21	457	218	431	174	428	28
1.75%	-	353	63	70	3,268	110	1,039	-
1.8%	-	356	607	90	671	769	1,806	614
1.85%	-	23	1,384	208	17	11	751	17
1.9%	-	21	21	-	22	2	-	-
1.95%	-	-	22	444	-	-	913	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	881	492	60	552	1,918	161
2.1%	-	-	-	98	-	-	94	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	26	-	437	779	68
2.25%	-	4,557	5,449	3,063	-	-	118	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$6,549	$122,671	$163,657	$145,579	$176,614	$159,580	$323,903	$138,894

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR	WRGP

0.95%	$742,707	$204,979	$407,682	$467,079	$79,304	$24,628	$108,048	$527,379
1%	29,565	7,276	13,148	18,787	2,282	528	1,895	20,829
1.05%	6,520	1,885	5,607	3,932	419	147	758	4,141
1.1%	913,689	202,315	395,629	482,144	83,070	48,055	150,521	530,396
1.15%	373,615	97,691	170,007	190,446	40,992	19,426	55,638	225,518
1.2%	51,183	9,022	16,270	17,104	2,646	1,042	5,087	21,105
1.25%	60,644	15,354	29,570	26,575	4,948	2,204	9,306	28,476
1.3%	12,284	5,278	7,966	4,359	597	145	1,458	8,555
1.35%	43,539	10,988	15,500	20,624	4,476	1,343	6,000	24,067
1.4%	245,525	43,160	115,662	86,593	17,141	4,460	43,113	107,858
1.45%	80,265	15,580	29,087	38,527	5,751	976	10,812	54,034
1.5%	30,114	5,431	17,043	23,262	2,633	155	2,407	29,305
1.55%	153,938	16,810	41,005	59,965	11,991	6,665	40,291	62,322
1.6%	84,351	17,704	45,246	41,830	8,050	1,336	11,675	58,424
1.65%	34,502	10,031	12,941	31,562	4,122	605	1,403	36,354
1.7%	2,144	35	386	772	286	147	315	1,215
1.75%	2,172	1,288	2,658	1,475	70	-	149	2,079
1.8%	6,732	1,754	4,357	5,041	332	760	2,904	4,478
1.85%	6,216	1,646	1,074	2,946	371	194	3,767	3,893
1.9%	156	27	314	221	6	-	3	338
1.95%	20,554	1,472	1,211	1,713	-	-	3,749	3,315
2%	4,259	621	8,056	2,438	144	-	1,959	2,778
2.05%	176	19	144	352	-	60	30	236
2.1%	102	65	54	51	-	228	21	20
2.15%	37	73	467	-	-	-	-	222
2.2%	9	-	-	-	-	-	-	-
2.25%	165	19	1,389	2,470	-	-	1,082	2,225
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$2,905,163	$670,523	$1,342,473	$1,530,268	$269,631	$113,104	$462,391	$1,759,562

	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP	WRRESP

0.95%	$248,696	$161,280	$61,225	$12,598	$38,677	$182,430	$17,915	$25,232
1%	8,496	3,754	859	280	651	18,766	516	539
1.05%	2,163	2,618	404	191	555	8,902	25	52
1.1%	289,865	174,358	73,896	14,797	46,739	170,192	30,214	40,206
1.15%	129,963	64,616	28,397	4,315	16,000	98,157	6,711	12,430
1.2%	10,316	6,961	2,091	1,034	2,386	5,542	1,301	1,289
1.25%	20,527	6,272	3,489	608	2,381	7,214	1,421	1,272
1.3%	4,957	326	480	227	168	1,740	222	33
1.35%	12,390	6,032	1,751	411	1,474	5,498	1,299	2,571
1.4%	48,843	25,967	17,402	2,364	10,351	35,222	4,398	8,079
1.45%	10,410	6,571	1,327	246	2,992	21,261	386	481
1.5%	12,058	12,202	1,576	86	1,239	7,399	571	668
1.55%	27,918	19,725	11,337	896	4,350	42,512	2,124	5,373
1.6%	27,367	12,366	2,813	799	2,892	26,838	1,860	2,196
1.65%	2,832	2,581	454	20	2,509	9,818	52	493
1.7%	271	134	98	22	245	455	223	56
1.75%	121	37	80	23	45	41	39	48
1.8%	2,074	1,178	1,303	-	349	1,383	151	326
1.85%	819	1,686	228	66	245	208	283	360
1.9%	120	122	-	-	14	54	15	-
1.95%	831	3,357	-	-	50	676	-	-
2%	1,026	2,378	182	66	429	4,714	-	115
2.05%	19	56	2	1	13	62	7	8
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	7	3,252	-	-	383	4,010	-	60
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$862,089	$517,829	$209,394	$39,050	$135,137	$653,094	$69,733	$101,887

	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG	WIEP	WVCP

0.95%	$279,122	$239,327	$23,720	$172,327	$130,388	$5,894	$9,058	$5,404
1%	6,050	6,897	437	617	24,561	927	5,054	1,804
1.05%	1,439	2,128	101	1,542	4,048	38	1,459	902
1.1%	332,849	255,460	39,610	238,025	72,090	728	418	334
1.15%	124,138	112,230	12,761	108,415	42,009	1,746	51	21
1.2%	11,441	10,077	1,335	6,937	98,664	4,805	1,054	800
1.25%	13,673	13,384	1,945	9,721	13,403	56	407	-
1.3%	2,980	741	109	3,150	12,394	320	154	-
1.35%	13,144	11,812	1,810	13,016	23,945	346	-	-
1.4%	70,593	48,760	4,028	50,723	28,503	454	42	-
1.45%	9,474	5,733	997	25,942	2,853	-	24	-
1.5%	13,506	12,892	339	11,973	8,244	94	338	-
1.55%	45,866	22,595	2,308	25,019	6,070	473	-	-
1.6%	27,157	15,341	2,511	32,577	11,329	87	-	-
1.65%	5,391	4,977	161	14,301	12,114	141	119	-
1.7%	541	558	150	355	893	104	-	-
1.75%	365	149	-	923	5,431	-	-	-
1.8%	3,457	2,889	-	1,572	7,828	-	-	-
1.85%	2,699	2,670	261	2,324	511	-	-	-
1.9%	113	114	-	163	523	26	-	-
1.95%	3,569	1,777	-	3,093	144	-	-	-
2%	1,546	808	116	2,563	222	-	-	-
2.05%	5	14	1	92	4,024	324	-	-
2.1%	32	20	-	48	53	-	-	-
2.15%	43	-	-	56	100	-	-	-
2.2%	-	-	-	-	529	-	-	-
2.25%	51	733	-	619	3	-	-	-
2.3%	-	-	-	-	20	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$969,244	$772,086	$92,700	$726,093	$510,896	$16,563	$18,178	$9,265

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	BF	SGRF	JPMCVP	WGIP

0.95%	$55,412	$26,684	$11,189	$15,017
1%	19,192	9,602	3,414	6,674
1.05%	3,653	1,543	724	3,302
1.1%	26,223	9,458	4,381	858
1.15%	8,720	4,537	1,348	247
1.2%	31,464	14,833	6,659	6,049
1.25%	4,060	2,946	965	684
1.3%	5,222	2,559	2,017	1,227
1.35%	6,363	2,482	1,116	72
1.4%	11,891	3,814	1,350	144
1.45%	634	349	123	13
1.5%	1,008	1,414	272	166
1.55%	3,055	1,251	358	379
1.6%	2,744	1,551	737	-
1.65%	4,233	807	270	11
1.7%	321	350	55	6
1.75%	1,536	221	71	-
1.8%	702	1,173	334	-
1.85%	210	132	88	3
1.9%	41	36	46	-
1.95%	192	173	-	-
2%	-	31	-	-
2.05%	144	51	160	-
2.1%	-	77	-	-
2.15%	-	-	-	-
2.2%	13	15	239	-
2.25%	-	440	-	-
2.3%	-	-	-	-
2.35%	-	-	-	-
2.4%	-	-	-	-
2.45%	-	-	-	-
2.5%	-	-	-	-
2.6%	-	-	-	-

	$187,033	$86,529	$35,916	$34,852

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $76,474,213 and $60,787,961, respectively, and total transfers from the Account to the fixed account were $230,731,783 and $258,700,749, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $40,928,605 and $19,706,594 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$7,961,432,920	0	$7,961,432,920
Net Accounts Payable of $41,279 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Capital Manager Equity VIF (BBCMAG)	$11,851	$516,762
Large Cap VIF (BBGI)	32,694	1,499,369
Mid Cap Growth VIF (BBCA)	42,573	471,980
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	15,972,720	384,151
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)	1,189,043	2,094
U.S. Equity Flex I Portfolio (WSCP)	4,879,654	211,568
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	11,476,045	3,012,739
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	13,227	8,080
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	12,379,551	18,190,167
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	4,882,100	5,790,964
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	96,534	2,772,426
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)	397,854	2,906,556
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	21,033,098	18,419,106
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	2,807,917	8,812,543
Investors Growth Stock Series - Service Class (MIGSC)	6,724	15,974
Mid Cap Growth Series - Service Class (MMCGSC)	112,629	389,702
New Discovery Series - Service Class (MNDSC)	192,838	247,799
Value Series - Service Class (MVFSC)	11,332,735	13,626,605
Core Plus Fixed Income Portfolio - Class I (MSVFI)	8,839,658	12,560,891
Core Plus Fixed Income Portfolio - Class II (MSVF2)	148,306	230,965
Emerging Markets Debt Portfolio - Class I (MSEM)	1,201,638	3,795,504
Mid Cap Growth Portfolio- class I (MSVMG)	4,713,763	24,978,308
U.S. Real Estate Portfolio - Class I (MSVRE)	6,985,076	222,806,624
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	1,105,141	122,924
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	399,928	21,741
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	6,979,752	10,323,694
American Funds NVIT Bond Fund - Class II (GVABD2)	23,156,469	29,330,750
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	8,338,067	8,721,523
American Funds NVIT Growth Fund - Class II (GVAGR2)	14,488,498	8,904,493
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	4,408,384	3,189,169
Federated NVIT High Income Bond Fund - Class I (HIBF)	3,629,911	13,610,828
Federated NVIT High Income Bond Fund - Class III (HIBF3)	37,473,463	36,540,954
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	127,835	746,597
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	11,168,490	31,060,889
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)	299,371	617,500
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)	1,208	3,872
Gartmore NVIT Global Utilities Fund - Class III (GVGU)	859,460	13,031,827
Gartmore NVIT International Equity Fund - Class I (GIG)	426,490	403,341
Gartmore NVIT International Equity Fund - Class III (GIG3)	7,657,855	19,032,058
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	21,502	9,607
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)	117,835	1,371,724
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	693,295	3,377,219
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	102,122,127	10,237,535
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	734,631	5,854,577
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	1,535	11
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	1,516,297	1,325,338
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	3,359,396	1,398,445
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,223,361	2,708,232
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	5,350,696	2,253,161
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	7,906,469	3,218,520
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	3,610,953	1,574,025
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	4,728,928	3,004,770
NVIT Core Bond Fund - Class I (NVCBD1)	11,098,005	5,040,603
NVIT Core Bond Fund - Class II (NVCBD2)	608,462	48,363
NVIT Core Plus Bond Fund - Class II (NVLCP2)	7,469,340	4,079,697
NVIT Fund - Class I (TRF)	3,635,604	37,481,978
NVIT Fund - Class II (TRF2)	144,083	156,549
NVIT Global Financial Services Fund - Class I (GVGF1)	161	1,517
NVIT Global Financial Services Fund - Class III (GVGFS)	1,521,889	5,189,244
NVIT Government Bond Fund - Class I (GBF)	21,161,215	113,947,401
NVIT Government Bond Fund - Class II (GBF2)	1,049,050	3,463,032
NVIT Growth Fund - Class I (CAF)	1,100,118	4,316,244
NVIT Health Sciences Fund - Class I (GVGH1)	693	15,781
NVIT Health Sciences Fund - Class III (GVGHS)	3,805,394	14,748,328
NVIT International Index Fund - Class VIII (GVIX8)	1,361,596	1,197,500
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	5,929,525	15,631,471
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,475,097	3,623
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	860,998	132,615
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	10,976,612	25,971,592
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	67,743,309	83,449,352
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	10,428,186	36,796,429
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	7,666,909	33,224,572
NVIT Leaders Fund - Class I (GVUS1)	38	3,587
NVIT Leaders Fund - Class III (GVUSL)	509,250	4,218,683
NVIT Mid Cap Index Fund - Class I (MCIF)	5,849,560	30,394,580
NVIT Money Market Fund - Class I (SAM)	81,943,744	372,605,727
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	10,877	8
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	68,940,094	9,008,768

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	53	378
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	1,244,324	18,445,965
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	90,440	517,827
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	8,758,878	778,691
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	1,067,117	86,771
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	7,136,712	2,209,299
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	105,443,527	13,867,570
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	7,713,091	1,008,271
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	82,703,918	13,976,681
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	7,635,777	22,261,297
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	29,517	199,621
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	2,846,837	51,595,261
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	68,083	586,707
NVIT Multi-Manager Small Company Fund - Class I (SCF)	2,590,512	54,958,941
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	128,735	987,027
NVIT Multi-Sector Bond Fund - Class I (MSBF)	40,105,614	52,848,768
NVIT Short Term Bond Fund - Class II (NVSTB2)	31,348,628	11,474,574
NVIT Technology & Communications Fund - Class I (GGTC)	76,955	302,060
NVIT Technology & Communications Fund - Class III (GGTC3)	7,583,709	5,373,520
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	4,145	211,966
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)	608,926	3,660,188
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,466,365	42,930
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)	12,171	53
Templeton NVIT International Value Fund - Class III (NVTIV3)	5,418,189	489,786
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	8,093,320	28,210,395
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	101,522,843	17,052,010
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	13,334,416	16,796,061
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	4,305,475	283,530
Low Duration Portfolio - Advisor Class (PMVLAD)	19,542,480	1,195,508
V.I. Basic Balanced Fund - Series I (AVB)	98,900	138,521
V.I. Basic Value Fund - Series II (AVBV2)	8,099,240	15,927,512
V.I. Capital Appreciation Fund - Series I (AVCA)	12,652	15,200
V.I. Capital Appreciation Fund - Series II (AVCA2)	1,935,920	2,646,213
V.I. Capital Development Fund - Series II (AVCD2)	930,654	1,873,466
V.I. Core Equity Fund - Series I (AVGI)	175,020	75,590
V.I. Core Equity Fund - Series II (AVCE2)	232,595	761,572
V.I. Global Health Care Fund - Series I (IVHS)	37,510	37,130
V.I. Global Real Estate Fund - Series I (IVRE)	85,588	171,234
V.I. Large Cap Growth Fund - Series I (AVLCG)	6,175	425,930
VPS Growth and Income Portfolio - Class B (ALVGIB)	94,616	373,847
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	144,399	321,174
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	7,480,894	6,658,816
VP Income & Growth Fund - Class I (ACVIG)	3,731,439	20,220,893
VP Income & Growth Fund - Class II (ACVIG2)	114,945	412,218
VP Inflation Protection Fund - Class II (ACVIP2)	14,896,451	17,012,112
VP International Fund - Class I (ACVI)	843,899	40,569,346
VP International Fund - Class III (ACVI3)	1,118,468	40,232,669
VP Mid Cap Value Fund - Class I (ACVMV1)	6,067,441	9,583,201
VP Mid Cap Value Fund - Class II (ACVMV2)	74,993	54,488
VP Ultra(R) Fund - Class I (ACVU1)	228,886	8,689,625
VP Ultra(R) Fund - Class II (ACVU2)	54,641	1,576,850
VP Value Fund - Class I (ACVV)	12,190,638	89,020,840
VP Value Fund - Class II (ACVV2)	428,998	1,760,055
VP Vista(SM) Fund - Class I (ACVVS1)	274,518	11,005,178
VP Vista(SM) Fund - Class II (ACVVS2)	152	520,037
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	15,806,220	29,879,237
Stock Index Fund, Inc. - Initial Shares (DSIF)	39,369,388	75,047,933
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	711,625	6,538,884
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)	674	13,530
Appreciation Portfolio - Initial Shares (DCAP)	8,790,780	17,843,295
Appreciation Portfolio - Service Shares (DCAPS)	289,118	859,981
Developing Leaders Portfolio - Initial Shares (DSC)	14,273	20,774
International Value Portfolio - Initial Shares (DVIV)	10,323	51,440
Capital Appreciation Fund II - Service Shares (FCA2S)	22,201	115,241
Clover Value Fund II - Service Shares (FALFS)	4,946	96,941
High Income Bond Fund II - Service Shares (FHIBS)	753,719	1,149,786
Market Opportunity Fund II - Service Shares (FVMOS)	5,149,923	6,589,496
Quality Bond Fund II - Primary Shares (FQB)	14,872,346	42,821,041
Quality Bond Fund II - Service Shares (FQBS)	1,173,854	1,916,560
Contrafund Portfolio - Service Class 2 (FC2)	437,255	2,094,772
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	78,696	794,928
VIP Fund - Contrafund Portfolio - Service Class (FCS)	7,243,912	82,022,035
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	7,213,754	18,462,849
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	7,541,154	77,542,453
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	260,520	2,080,392
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	2,164,698	4,504,330
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	6,500	7,835
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,193,973	3,252,122
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	64,432	15,375
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,186,988	1,557,557
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	30,198	70,499
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	900,896	5,659,050
VIP Fund - Growth Portfolio - Service Class (FGS)	966,356	31,288,455
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	79,162	702,672
VIP Fund - High Income Portfolio - Service Class (FHIS)	4,839,498	22,942,811
VIP Fund - High Income Portfolio - Service Class R (FHISR)	33,259,031	26,997,567
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	34,600,842	13,402,821
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	8,535,039	9,621,237
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	341,217	2,140,050
VIP Fund - Overseas Portfolio - Service Class (FOS)	602,709	5,559,560
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	236,442	1,240,523
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	1,849,028	12,398,957
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	9,879,282	20,785,124

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Franklin Income Securities Fund - Class 2 (FTVIS2)	14,016,505	11,336,348
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	13,779	137,049
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	6,026,248	10,150,417
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	8,085,023	7,351,746
Templeton Foreign Securities Fund - Class 2 (TIF2)	4,173	29,018
Templeton Foreign Securities Fund - Class 3 (TIF3)	6,226,602	11,815,536
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	17,553,326	11,473,672
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	2,316,960	493,394
Guardian Portfolio - I Class Shares (AMGP)	1,778,354	44,111,141
International Portfolio - S Class Shares (AMINS)	241,506	3,066,638
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	460,112	72,644,491
Partners Portfolio- I Class Shares (AMTP)	6,877,644	115,976,870
Regency Portfolio - S Class Shares (AMRS)	3,935,612	8,546,961
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	865,111	1,089,875
Socially Responsive Portfolio - I Class Shares (AMSRS)	492,843	2,083,819
Capital Appreciation Fund/VA - Service Class (OVCAFS)	78,242	665,743
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	2,981,472	30,402,653
Global Securities Fund/VA - Class 3 (OVGS3)	5,217,036	24,487,666
Global Securities Fund/VA - Non-Service Shares (OVGS)	3,137,225	13,524,526
Global Securities Fund/VA - Service Class (OVGSS)	128,784	592,206
High Income Fund/VA - Class 3 (OVHI3)	2,824,163	1,977,857
High Income Fund/VA - Non-Service Shares (OVHI)	0	154,344
High Income Fund/VA - Service Class (OVHIS)	190	14,875
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	3,971,683	27,136,732
Main Street Fund(R)/VA - Service Class (OVGIS)	85,253	596,188
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	16,032,936	17,847,659
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)	3,800	23,846
MidCap Fund/VA - Non-Service Shares (OVAG)	855,992	12,593,075
Strategic Bond Fund/VA - Service Class (OVSBS)	842,691	1,158,160
Real Return Portfolio - Administrative Class (PMVRRA)	264,760	245,005
Series D (Global Series) (SBLD)	51,502	62,093
Series J (Mid Cap Growth Series) (SBLJ)	59,330	47,885
Series N (Managed Asset Allocation Series) (SBLN)	29,466	23,531
Series O (All Cap Value Series) (SBLO)	92,674	582,798
Series P (High Yield Series) (SBLP)	385,868	195,681
Series Q (Small Cap Value Series) (SBLQ)	106,041	156,989
Series V (Mid Cap Value Series) (SBLV)	285,278	280,563
Series X (Small Cap Growth Series) (SBLX)	27,883	15,704
Series Y (Select 25 Series) (SBLY)	16,906	11,756
Total Return Portfolio - Administrative Class (PMVTRA)	1,282,417	683,496
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	362	9,570
Capital Growth Portfolio - Class II (ACEG2)	128,537	306,104
Comstock Portfolio - Class II (ACC2)	472,612	2,185,491
Diversified Stock Fund Class A Shares (VYDS)	105,299	2,249,817
Micro-Cap Portfolio - Investment Class (ROCMC)	152,598	190,244
Blue Chip Growth Portfolio - II (TRBCG2)	7,019,204	20,729,946
Equity Income Portfolio - II (TREI2)	3,116,631	9,600,197
Limited-Term Bond Portfolio - II (TRLT2)	11,458,370	28,394,193
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)	11,659,530	14,280,525
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	1,635,549	7,155,126
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)	11,122,585	14,340,277
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	485,921	1,781,530
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	36,970,484	19,151,591
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)	2,129,719	10,259,019
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	11,142,868	24,095,414
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)	1,912,661	35,118,512
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)	1,073,735	6,031,609
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)	1,902,932	2,475,768
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	7,346,465	5,641,134
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	5,129,855	32,059,413
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	15,156,614	8,260,317
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)	5,680,559	7,577,740
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)	3,334,426	6,254,268
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)	767,957	1,014,883
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	3,561,708	3,204,374
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	15,381,980	44,842,526
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)	991,352	2,294,110
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	994,965	4,667,893
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	6,704,719	11,488,660
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	1,614,618	11,307,663
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)	929,025	3,137,051
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)	1,623,068	14,446,796
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	2,667,692	123,171,651
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	4,863,027	574,659
International Equity Flex I Portfolio (obsolete) (WIEP)	738	3,220,874
International Equity Flex II Portfolio (obsolete) (WVCP)	32,964	1,275,805
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)	704,868	75,104,054
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)	182,212	37,920,371
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)	267,356	17,648,804
U.S. Equity Flex II Portfolio (obsolete) (WGIP)	449,373	8,558,427

Total	$1,696,197,273	$3,528,181,343

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2009. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Capital Manager Equity VIF (BBCMAG)
2009	0.95%	to	1.75%	79,522	$10.19	to	9.52	$780,089	0.86%	24.05%	to	22.87%
2008	0.95%	to	1.75%	110,981	8.21	to	7.75	884,049	1.32%	-38.81%	to	-39.38%
2007	0.95%	to	1.75%	152,662	13.42	to	12.79	1,993,781	2.69%	1.09%	to	0.33%
2006	0.95%	to	1.75%	167,149	13.27	to	12.75	2,170,620	1.06%	14.63%	to	13.76%
2005	0.95%	to	1.75%	173,891	11.58	to	11.2	1,977,946	1.46%	5.76%	to	4.95%
Large Cap VIF (BBGI)
2009	0.95%	to	1.75%	181,163	9.58	to	8.96	1,698,220	1.01%	17.37%	to	16.24%
2008	0.95%	to	1.90%	261,627	8.17	to	7.62	2,093,573	1.51%	-38.03%	to	-38.72%
2007	0.95%	to	1.90%	393,076	13.18	to	12.44	5,067,332	2.32%	-6.77%	to	-7.62%
2006	0.95%	to	2.00%	325,009	14.13	to	13.4	4,521,052	1.32%	20.13%	to	18.93%
2005	0.95%	to	2.00%	340,929	11.76	to	11.26	3,959,805	1.89%	5.89%	to	4.82%
Mid Cap Growth VIF (BBCA)
2009	0.95%	to	2.05%	93,676	12.21	to	11.14	1,121,159	0.00%	26.47%	to	24.76%
2008	0.95%	to	2.05%	117,435	9.66	to	8.93	1,112,358	0.00%	-52.24%	to	-52.82%
2007	0.95%	to	2.05%	194,644	20.22	to	18.93	3,836,231	0.00%	33.73%	to	32.32%
2006	0.95%	to	2.05%	212,034	15.12	to	14.31	3,142,013	0.43%	2.28%	to	1.21%
2005	0.95%	to	2.05%	221,842	14.78	to	14.14	3,227,954	0.00%	13.3%	to	12.12%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2009	0.95%	to	2.30%	1,329,525	12.1	to	12	16,061,460	2.54%	21.01%	to	19.95%	*
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
2009	0.95%	to	1.20%	118,233	9	to	10.73	1,195,448	0.00%	-10.00%	to	7.3%	*
U.S. Equity Flex I Portfolio (WSCP)
2009	0.95%	to	1.85%	465,051	10.85	to	10.83	5,075,301	0.00%	8.51%	to	8.26%	*
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2009	0.95%	to	2.30%	921,638	$12.04	to	11.13	10,981,625	0.00%	25.49%	to	23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2009	1.25%			7,927	14.31			113,433	2.77%	24%
2008	1.25%			7,919	11.54			91,385	2.94%	-17.11%
2007	1.25%			2,342	13.93			32,613	1.73%	8.9%
2006	1.25%			3,983	12.79			50,931	1.41%	9.04%
2005	1.25%			7,136	11.73			83,685	2.00%	6.32%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2009	0.95%	to	2.40%	14,689,565	9.53	to	12.59	138,297,870	0.01%	44.63%	to	42.3%
2008	0.95%	to	2.50%	15,992,721	6.59	to	8.75	105,562,337	0.01%	-44.84%	to	-45.72%
2007	0.95%	to	2.70%	19,196,350	11.94	to	15.84	237,096,056	0.17%	35.33%	to	33.04%
2006	0.95%	to	2.70%	20,957,631	8.83	to	11.9	208,004,922	0.13%	8.08%	to	6.22%
2005	0.95%	to	2.70%	25,585,852	8.17	to	11.21	235,739,185	0.01%	11.49%	to	9.6%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2009	0.95%	to	2.30%	1,031,386	12.72	to	11.44	12,931,641	0.00%	55.6%	to	53.35%
2008	0.95%	to	2.40%	1,067,580	8.18	to	7.41	8,611,584	0.09%	-44.43%	to	-45.3%
2007	0.95%	to	2.40%	1,356,019	14.71	to	13.55	19,686,825	0.31%	20.59%	to	18.9%
2006	0.95%	to	2.55%	1,632,227	12.2	to	11.31	19,619,098	0.00%	6.92%	to	5.25%
2005	0.95%	to	2.40%	1,809,622	11.41	to	10.81	20,407,786	0.00%	10.27%	to	8.69%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2009	0.95%	to	2.20%	4,618,124	4.2	to	3.7	19,180,095	0.00%	55.41%	to	53.45%
2008	0.95%	to	2.20%	5,376,361	2.7	to	2.41	14,382,179	0.09%	-44.5%	to	-45.21%
2007	0.95%	to	2.35%	7,228,127	4.87	to	4.33	34,779,860	0.30%	20.54%	to	18.9%
2006	0.95%	to	2.45%	10,187,641	4.04	to	3.61	40,276,993	0.00%	6.81%	to	5.25%
2005	0.95%	to	2.45%	12,377,329	3.78	to	3.43	45,930,367	0.00%	10.49%	to	8.85%
(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2009	1.25%			475	$13.54			$6,437	0.83%	21.02%
2008	0.95%	to	2.50%	140,574	11.38	to	10.41	1,579,143	0.67%	-36.85%	to	-37.84%
2007	0.95%	to	2.50%	177,353	18.02	to	16.74	3,150,367	0.47%	5.12%	to	3.47%
2006	0.95%	to	2.45%	204,029	17.14	to	16.25	3,456,456	0.10%	9.72%	to	8.11%
2005	0.95%	to	2.25%	312,325	15.63	to	15.11	4,849,120	1.55%	9.86%	to	8.49%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2009	0.95%	to	2.70%	4,589,729	24.6	to	21.49	111,311,388	0.42%	77.37%	to	74%
2008	0.95%	to	2.70%	4,486,666	13.87	to	12.35	61,384,776	2.75%	-52.66%	to	-53.56%
2007	0.95%	to	2.70%	6,157,632	29.3	to	26.59	178,045,971	0.44%	26.85%	to	24.76%
2006	0.95%	to	2.65%	6,727,631	23.1	to	21.36	153,417,136	2.17%	45.31%	to	43.03%
2005	0.95%	to	2.50%	5,457,024	15.9	to	15.02	85,809,891	1.07%	30.77%	to	28.84%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2009	0.95%	to	2.20%	5,558,077	14.47	to	12.76	79,406,176	0.42%	77.37%	to	75.13%
2008	0.95%	to	2.25%	6,684,942	8.16	to	12.71	54,098,651	2.65%	-52.68%	to	-53.36%
2007	0.95%	to	2.50%	8,694,808	17.24	to	26.63	153,997,686	0.44%	26.8%	to	24.96%
2006	0.95%	to	2.50%	10,413,775	13.6	to	21.31	164,415,764	1.85%	45.24%	to	43.19%
2005	0.95%	to	2.50%	12,338,040	9.36	to	14.88	134,879,076	0.99%	30.69%	to	28.76%
Investors Growth Stock Series - Service Class (MIGSC)
2009	1.25%	to	2.25%	17,463	11.17	to	10.47	194,959	0.44%	37.36%	to	35.97%
2008	1.25%	to	2.25%	18,125	8.13	to	7.7	147,243	0.29%	-37.77%	to	-38.40%
2007	1.25%	to	2.25%	20,042	13.07	to	12.5	261,817	0.09%	9.63%	to	8.51%
2006	1.25%	to	2.25%	23,107	11.92	to	11.51	275,266	0.00%	5.97%	to	4.9%
2005	1.25%	to	2.25%	25,301	11.25	to	10.98	284,412	0.15%	2.93%	to	9.77%	*
Mid Cap Growth Series - Service Class (MMCGSC)
2009	1.5%	to	2.60%	210,034	7.86	to	7.21	1,610,125	0.00%	39.13%	to	37.58%
2008	1.50%	to	2.60%	234,916	5.65	to	5.24	1,299,560	0.00%	-52.32%	to	-52.86%
2007	1.50%	to	2.60%	259,737	11.85	to	11.11	3,023,470	0.00%	7.86%	to	6.65%
2006	1.50%	to	2.60%	304,947	10.98	to	10.42	3,298,879	0.00%	0.77%	to	-0.36%
2005	1.50%	to	2.60%	337,675	10.9	to	10.46	3,634,793	0.00%	1.32%	to	0.19%
New Discovery Series - Service Class (MNDSC)
2009	1.50%	to	2.60%	106,493	11.38	to	10.44	1,173,015	0.00%	60.48%	to	58.69%
2008	1.50%	to	2.60%	101,953	7.09	to	6.58	703,563	0.00%	-40.43%	to	-41.1%
2007	1.50%	to	2.60%	114,943	11.9	to	11.17	1,340,506	0.00%	0.71%	to	-0.42%
2006	1.50%	to	2.60%	143,980	11.82	to	11.21	1,675,133	0.00%	11.24%	to	10%
2005	1.50%	to	2.60%	162,284	10.62	to	10.19	1,702,676	0.00%	3.46%	to	2.31%
Value Series - Service Class (MVFSC)
2009	0.95%	to	2.60%	3,696,423	9.55	to	11.18	36,396,990	1.16%	21.29%	to	19.27%
2008	0.95%	to	2.65%	3,458,496	7.87	to	8.59	28,395,671	1.10%	-33.38%	to	-34.58%
2007	0.95%	to	2.65%	3,388,372	11.82	to	13.13	42,262,876	0.89%	6.57%	to	4.8%
2006	0.95%	to	2.60%	2,656,741	11.09	to	13.65	31,544,216	0.21%	10.91%	to	17.38%	*
2005	1.50%	to	2.60%	311,423	12.12	to	11.63	3,727,418	0.64%	4.87%	to	3.71%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2009	0.95%	to	1.85%	397,097	10.53	to	10.18	4,149,190	9.45%	8.6%	to	7.62%
2008	0.95%	to	2.20%	797,752	9.69	to	9.32	7,688,511	4.53%	-11.06%	to	-12.2%
2007	0.95%	to	2.20%	1,037,706	10.9	to	10.62	11,267,437	4.26%	4.45%	to	3.14%
2006	0.95%	to	2.15%	385,528	10.43	to	10.3	4,016,565	0.90%	4.34%	to	3.51%	*
(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2009	1.50%	to	2.60%	63,439	$10.66	to	9.89	$659,139	6.43%	7.74%	to	6.54%
2008	1.50%	to	2.60%	75,504	9.9	to	9.29	731,256	4.73%	-11.8%	to	-12.78%
2007	1.50%	to	2.60%	93,300	11.22	to	10.65	1,030,437	3.94%	3.63%	to	2.47%
2006	1.50%	to	2.60%	60,560	10.83	to	10.39	647,614	4.75%	2.01%	to	0.88%
2005	1.50%	to	2.60%	37,278	10.61	to	10.3	391,951	2.96%	2.38%	to	1.24%
Emerging Markets Debt Portfolio - Class I (MSEM)
2009	0.95%	to	2.20%	466,768	23.82	to	29.48	13,214,085	7.81%	28.97%	to	27.35%
2008	0.95%	to	2.20%	586,733	18.47	to	23.15	12,992,341	7.09%	-15.78%	to	-16.86%
2007	0.95%	to	2.40%	837,101	21.93	to	27.34	22,021,247	6.99%	5.51%	to	4.01%
2006	0.95%	to	2.40%	1,142,148	20.79	to	26.29	28,742,683	8.28%	9.76%	to	8.2%
2005	0.95%	to	2.40%	1,499,114	18.94	to	24.29	34,255,801	7.61%	11.19%	to	9.63%
Mid Cap Growth Portfolio- class I (MSVMG)
2009	1.60%	to	1.75%	4,834	8.25	to	8.13	39,312	0.00%	55.14%	to	54.9%
2008	0.95%	to	2.20%	1,708,103	5.63	to	5.04	9,472,731	0.81%	-47.27%	to	-47.94%
2007	0.95%	to	2.20%	2,396,216	10.68	to	9.69	26,414,168	0.00%	21.49%	to	19.95%
2006	0.95%	to	2.65%	3,019,705	8.79	to	11.39	28,519,749	0.00%	8.24%	to	6.46%
2005	0.95%	to	2.25%	3,599,728	8.12	to	10.97	31,087,420	0.00%	16.45%	to	15.02%
U.S. Real Estate Portfolio - Class I (MSVRE)
2009	0.95%	to	1.75%	47,730	22.01	to	21.11	1,086,981	5.5%	27.13%	to	26.11%
2008	0.95%	to	2.85%	5,202,889	17.32	to	16.43	95,025,061	3.37%	-38.49%	to	-39.77%
2007	0.95%	to	2.85%	7,005,630	28.15	to	27.28	208,397,721	1.16%	-17.86%	to	-19.4%
2006	0.95%	to	2.85%	10,845,668	34.27	to	33.85	395,730,180	1.10%	36.74%	to	34.27%
2005	0.95%	to	2.85%	12,119,855	25.06	to	25.21	323,563,099	1.20%	15.94%	to	13.84%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2009	0.95%	to	1.70%	85,960	11.35	to	11.29	974,308	6.15%	13.46%	to	12.93%	*
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2009	0.95%	to	1.85%	31,259	12.48	to	12.41	389,738	1.14%	24.85%	to	24.14%	*
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2009	0.95%	to	2.20%	3,655,535	9.38	to	8.95	34,018,642	0.07%	22.24%	to	20.7%
2008	0.95%	to	2.40%	3,842,337	7.67	to	7.37	29,292,495	2.23%	-30.44%	to	-31.51%
2007	0.95%	to	2.40%	4,327,066	11.03	to	10.77	47,520,986	2.50%	5.13%	to	3.63%
2006	0.95%	to	2.40%	2,062,762	10.49	to	10.39	21,601,072	3.35%	4.9%	to	3.89%	*
American Funds NVIT Bond Fund - Class II (GVABD2)
2009	0.95%	to	2.20%	2,923,369	10.59	to	10.11	30,736,122	0.32%	11.08%	to	9.68%
2008	0.95%	to	2.40%	3,167,010	9.54	to	9.17	30,019,929	4.89%	-10.73%	to	-12.05%
2007	0.95%	to	2.55%	3,680,238	10.68	to	10.4	39,146,057	9.06%	2%	to	0.37%
2006	0.95%	to	2.20%	1,263,418	10.47	to	10.39	13,209,750	0.99%	4.72%	to	3.86%	*
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2009	0.95%	to	2.20%	2,651,292	10.4	to	9.92	27,381,129	0.00%	40.26%	to	38.34%
2008	0.95%	to	2.35%	2,607,903	7.42	to	7.14	19,230,688	2.63%	-39.22%	to	-40.13%
2007	0.95%	to	2.20%	2,609,463	12.2	to	11.95	31,717,801	2.69%	13.27%	to	11.84%
2006	0.95%	to	2.10%	1,678,343	10.77	to	10.69	18,050,298	0.13%	7.74%	to	6.91%	*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2009	0.95%	to	2.25%	4,400,289	8.67	to	8.24	37,905,563	0.00%	37.46%	to	35.45%
2008	0.95%	to	2.35%	3,724,440	6.31	to	6.07	23,357,171	2.02%	-44.74%	to	-45.59%
2007	0.95%	to	2.20%	3,258,610	11.41	to	11.18	37,045,639	0.62%	10.83%	to	9.48%
2006	0.95%	to	2.20%	2,097,865	10.3	to	10.21	21,564,598	1.17%	2.99%	to	2.12%	*
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2009	0.95%	to	2.05%	1,422,326	7.81	to	7.58	11,047,272	0.00%	29.45%	to	28.01%
2008	0.95%	to	2.40%	1,149,098	6.03	to	5.88	6,904,722	2.50%	-38.65%	to	-39.62%
2007	0.95%	to	2.00%	537,058	9.83	to	9.76	5,271,094	2.43%	-1.71%	to	-2.4%	*
(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Federated NVIT High Income Bond Fund - Class I (HIBF)
2009	0.95%	to	2.20%	2,432,766	$16.22	to	12.59	$38,123,665	9.44%	44.61%	to	42.79%
2008	0.95%	to	2.30%	3,127,646	11.21	to	9.12	33,826,109	8.67%	-28.67%	to	-29.68%
2007	0.95%	to	2.30%	4,627,823	15.72	to	12.97	69,992,650	7.15%	2.15%	to	0.79%
2006	0.95%	to	2.50%	6,422,082	15.39	to	12.66	95,058,287	6.90%	9.56%	to	7.88%
2005	0.95%	to	2.50%	8,998,545	14.05	to	11.74	121,811,097	6.73%	1.41%	to	-0.14%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2009	0.95%	to	2.20%	5,022,438	12.08	to	11.39	60,129,567	8.74%	44.69%	to	42.82%
2008	0.95%	to	2.65%	4,616,958	8.35	to	7.84	38,241,066	7.69%	-28.78%	to	-30.04%
2007	0.95%	to	2.65%	3,454,996	11.73	to	11.21	40,229,839	7.23%	2.18%	to	0.46%
2006	0.95%	to	2.65%	5,044,302	11.47	to	11.16	57,586,745	7.11%	9.55%	to	7.71%
2005	0.95%	to	2.65%	3,808,514	10.47	to	10.36	39,805,529	8.70%	4.74%	to	3.56%	*
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2009	0.95%	to	2.05%	92,773	23.3	to	21.01	2,128,566	1.19%	61.76%	to	59.97%
2008	0.95%	to	2.10%	117,608	14.4	to	11.28	1,661,841	1.11%	-58.16%	to	-58.71%
2007	0.95%	to	2.15%	168,853	34.42	to	27.22	5,566,627	0.66%	44.19%	to	42.63%
2006	0.95%	to	2.15%	210,317	23.87	to	19.08	4,768,329	0.70%	35.42%	to	33.95%
2005	0.95%	to	2.15%	260,253	17.63	to	14.25	4,361,320	0.58%	31.38%	to	29.92%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2009	0.95%	to	2.45%	2,343,389	25.54	to	22.73	59,011,515	1.29%	61.93%	to	59.09%
2008	0.95%	to	2.65%	2,568,733	15.77	to	14.09	39,928,488	1.05%	-58.23%	to	-59.01%
2007	0.95%	to	2.65%	4,177,260	37.76	to	34.38	155,857,887	0.66%	44.16%	to	41.87%
2006	0.95%	to	2.65%	4,406,546	26.19	to	24.23	114,010,525	0.72%	35.35%	to	33.2%
2005	0.95%	to	2.45%	4,965,345	19.35	to	18.33	95,170,769	0.52%	31.4%	to	29.54%
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
2009	1.50%	to	2.60%	57,783	19.68	to	18.47	1,113,594	1.11%	60.64%	to	58.85%
2008	1.50%	to	2.50%	57,587	12.25	to	11.68	694,612	0.97%	-58.5%	to	-58.92%
2007	1.50%	to	2.60%	83,699	29.52	to	28.34	2,439,812	0.63%	43.26%	to	41.65%
2006	1.50%	to	2.60%	68,138	20.61	to	20	1,391,052	0.65%	34.51%	to	33.02%
2005	1.50%	to	2.45%	39,305	15.32	to	15.08	598,733	0.49%	30.51%	to	29.25%
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	1.25%			1,356	16.23			22,007	3.98%	6.66%
2008	1.25%			1,501	15.22			22,846	2.73%	-33.78%
2007	1.25%			3,488	22.98			80,150	2.52%	18.92%
2006	1.25%			3,870	19.32			74,779	2.52%	35.85%
2005	1.25%			4,277	14.22			60,835	2.07%	5.06%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.95%	to	2.25%	617,366	15.35	to	13.82	9,320,767	3.54%	6.95%	to	5.55%
2008	0.95%	to	2.65%	1,126,815	14.35	to	12.75	15,873,203	2.95%	-33.54%	to	-34.72%
2007	0.95%	to	2.65%	1,589,344	21.59	to	19.54	33,738,996	2.31%	19.24%	to	17.31%
2006	0.95%	to	2.40%	2,128,548	18.11	to	16.87	38,016,144	2.48%	36.29%	to	34.39%
2005	0.95%	to	2.55%	1,719,422	13.29	to	12.48	22,577,766	2.40%	5.47%	to	3.87%
Gartmore NVIT International Equity Fund - Class I (GIG)
2009	0.95%	to	1.85%	108,942	10.94	to	10.05	1,173,520	0.96%	28.49%	to	27.32%
2008	0.95%	to	1.85%	95,197	8.51	to	7.9	799,141	1.41%	-46.57%	to	-47.06%
2007	0.95%	to	1.85%	100,313	15.94	to	14.92	1,534,448	0.42%	25.93%	to	24.78%
2006	0.95%	to	2.10%	121,194	12.65	to	10.95	1,468,870	1.17%	31.71%	to	30.34%
2005	0.95%	to	2.10%	138,198	9.61	to	8.4	1,272,654	0.96%	28.98%	to	27.58%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Gartmore NVIT International Equity Fund - Class III (GIG3)
2009	0.95%	to	2.45%	1,606,441	$17.35	to	15.44	$27,490,845	1.02%	28.44%	to	26.23%
2008	0.95%	to	2.65%	1,835,707	13.51	to	12.07	24,390,061	1.24%	-46.55%	to	-47.52%
2007	0.95%	to	2.65%	2,612,842	25.28	to	22.99	65,136,925	0.44%	25.93%	to	23.91%
2006	0.95%	to	2.45%	2,362,026	20.07	to	18.73	46,790,507	1.12%	31.69%	to	29.87%
2005	0.95%	to	2.55%	1,621,932	15.24	to	14.37	24,441,820	0.83%	28.94%	to	26.97%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2009	1.25%			8,052	6.98			56,219	0.85%	27.83%			*
2008	1.25%			5,501	5.46			30,035	1.01%	-45.38%			*
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
2009	0.95%	to	2.20%	586,309	13.82	to	9.34	7,979,898	1.04%	23.82%	to	22.25%
2008	0.95%	to	2.20%	726,959	11.16	to	7.64	7,984,545	0.74%	-44.87%	to	-45.57%
2007	0.95%	to	2.20%	930,932	20.25	to	14.04	18,529,122	0.39%	18.75%	to	17.25%
2006	0.95%	to	2.50%	1,244,511	17.05	to	12.53	20,854,713	0.82%	24.69%	to	22.86%
2005	0.95%	to	2.50%	1,665,870	13.67	to	10.2	22,435,929	0.92%	18.21%	to	16.45%
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2009	0.95%	to	2.20%	352,465	18.61	to	17.1	6,481,949	1.03%	23.81%	to	22.25%
2008	0.95%	to	2.20%	421,671	15.03	to	13.99	6,267,551	0.65%	-44.86%	to	-45.55%
2007	0.95%	to	2.30%	672,810	27.26	to	25.68	18,153,268	0.53%	18.8%	to	17.29%
2006	0.95%	to	2.45%	716,442	22.95	to	21.77	16,294,946	0.93%	24.62%	to	22.85%
2005	0.95%	to	2.40%	703,872	18.42	to	17.75	12,874,064	0.71%	18.21%	to	16.57%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2009	0.95%	to	2.30%	13,082,723	7.8	to	7.6	101,820,966	0.18%	51.51%	to	49.15%
2008	0.95%	to	1.65%	24,053	5.15	to	5.12	123,576	0.00%	-48.51%	to	-48.75%	*
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2009	0.95%	to	2.20%	545,466	8	to	7.81	4,351,485	0.47%	30.29%	to	28.45%
2008	0.95%	to	2.20%	1,045,538	6.14	to	6.08	6,412,440	0.50%	-38.61%	to	-39.18%	*
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2009	2.20%			217	7.81			1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2009	0.95%	to	1.40%	291,521	8.15	to	8.07	2,370,573	0.96%	27.97%	to	27.21%
2008	0.95%	to	1.65%	203,409	6.37	to	6.34	1,293,902	1.60%	-36.28%	to	-36.63%	*
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2009	0.95%	to	1.75%	589,939	9.42	to	9.29	5,537,130	2.17%	18.68%	to	17.72%
2008	0.95%	to	1.65%	382,103	7.94	to	7.9	3,028,279	1.57%	-20.62%	to	-20.99%	*
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2009	0.95%	to	1.80%	418,388	8.87	to	8.75	3,698,081	1.41%	22.98%	to	21.93%
2008	0.95%	to	1.80%	559,727	7.21	to	7.17	4,026,132	1.69%	-27.86%	to	-28.31%	*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2009	0.95%	to	1.85%	581,196	10.18	to	10.02	5,894,080	2.88%	11.95%	to	10.93%
2008	0.95%	to	2.00%	283,337	9.09	to	9.03	2,573,288	1.66%	-9.09%	to	-9.74%	*
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2009	0.95%	to	1.85%	1,273,021	9.15	to	9	11,603,008	1.95%	20.79%	to	19.61%
2008	0.95%	to	1.85%	742,815	7.57	to	7.52	5,617,401	1.74%	-24.27%	to	-24.76%	*
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2009	0.95%	to	1.60%	487,057	8.59	to	8.49	4,172,398	1.51%	25.38%	to	24.55%
2008	0.95%	to	1.65%	303,444	6.85	to	6.81	2,076,138	1.62%	-31.5%	to	-31.86%	*
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2009	0.95%	to	1.85%	633,405	9.7	to	9.55	6,123,239	2.42%	16.56%	to	15.47%
2008	0.95%	to	1.85%	445,889	8.32	to	8.27	3,703,801	2.01%	-16.81%	to	-17.34%	*
NVIT Core Bond Fund - Class I (NVCBD1)
2009	0.95%	to	2.30%	669,759	10.65	to	10.41	7,107,261	3.38%	7.75%	to	6.31%
2008	0.95%	to	2.05%	109,155	9.88	to	9.81	1,077,426	3.03%	-1.18%	to	-1.91%	*
NVIT Core Bond Fund - Class II (NVCBD2)
2009	1.50%	to	2.50%	63,999	10.51	to	10.33	668,098	3.22%	6.96%	to	5.88%
2008	1.50%	to	2.50%	10,259	9.82	to	9.76	100,446	3.99%	-1.76%	to	-2.43%	*
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2009	0.95%	to	2.20%	344,564	11.38	to	11.14	3,910,872	5.36%	15.33%	to	13.88%
2008	0.95%	to	1.65%	53,319	9.87	to	9.82	525,408	3.84%	-1.34%	to	-1.8%	*

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Fund - Class I (TRF)
2009	0.95%	to	2.30%	11,511,657	$11.21	to	8.07	$127,435,570	1.32%	24.9%	to	22.98%
2008	0.95%	to	2.65%	13,778,445	8.97	to	6.33	122,081,060	1.37%	-42.11%	to	-43.17%
2007	0.95%	to	2.65%	18,302,786	15.5	to	11.15	279,523,271	1.05%	7.15%	to	5.36%
2006	0.95%	to	2.65%	23,824,168	14.47	to	10.58	339,222,705	1.89%	12.55%	to	10.67%
2005	0.95%	to	2.65%	29,996,004	12.85	to	9.56	380,305,497	0.88%	6.42%	to	4.65%
NVIT Fund - Class II (TRF2)
2009	1.50%	to	2.60%	90,233	9.72	to	8.92	855,533	1.09%	23.67%	to	22.29%
2008	1.50%	to	2.60%	87,219	7.86	to	7.29	671,229	1.14%	-42.49%	to	-43.13%
2007	1.50%	to	2.60%	115,811	13.66	to	12.82	1,545,946	0.76%	6.27%	to	5.07%
2006	1.50%	to	2.60%	181,993	12.86	to	12.2	2,282,112	0.92%	11.7%	to	10.46%
2005	1.50%	to	2.60%	195,744	11.51	to	11.05	2,210,461	0.67%	5.44%	to	4.26%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	1.25%			294	12.61			3,712	1.13%	30.11%
2008	1.25%			346	9.69			3,353	1.82%	-46.95%
2007	1.25%			1,311	18.27			23,954	3.02%	-2.3%
2006	1.25%			1,731	18.7			32,372	1.24%	18.82%
2005	1.25%			2,396	15.74			37,710	1.26%	9.77%
NVIT Global Financial Services Fund - Class III (GVGFS)
2009	0.95%	to	2.15%	331,596	13.3	to	12.08	4,332,608	1.1%	30.68%	to	29.09%
2008	0.95%	to	2.40%	450,548	10.18	to	9.2	4,511,348	2.07%	-46.73%	to	-47.6%
2007	0.95%	to	2.65%	451,291	19.11	to	17.29	8,480,901	2.92%	-2.07%	to	-3.71%
2006	0.95%	to	2.65%	674,775	19.51	to	17.96	12,967,114	2.05%	19.2%	to	17.25%
2005	0.95%	to	2.60%	740,148	16.37	to	15.35	11,984,534	1.58%	10.12%	to	8.35%
NVIT Government Bond Fund - Class I (GBF)
2009	0.95%	to	2.45%	18,571,113	17.17	to	13.31	298,915,230	3.28%	1.71%	to	0.2%
2008	0.95%	to	2.70%	25,449,213	16.88	to	12.95	401,600,441	4.25%	6.7%	to	4.84%
2007	0.95%	to	2.55%	29,988,338	15.82	to	12.52	441,809,358	4.36%	6.13%	to	4.44%
2006	0.95%	to	2.55%	34,986,437	14.91	to	11.99	483,859,446	3.96%	2.36%	to	0.72%
2005	0.95%	to	2.60%	42,401,094	14.56	to	11.86	575,425,464	3.64%	2.29%	to	0.6%
NVIT Government Bond Fund - Class II (GBF2)
2009	1.50%	to	2.60%	853,076	12.65	to	11.6	10,524,843	3.1%	0.89%	to	-0.23%
2008	1.50%	to	2.60%	1,063,595	12.54	to	11.63	13,041,427	3.97%	5.87%	to	4.69%
2007	1.50%	to	2.60%	1,206,275	11.84	to	11.11	14,003,822	4.17%	5.3%	to	4.12%
2006	1.50%	to	2.60%	1,305,790	11.24	to	10.67	14,449,913	3.79%	1.46%	to	0.33%
2005	1.50%	to	2.60%	1,433,490	11.08	to	10.64	15,694,602	3.40%	1.47%	to	0.34%
NVIT Growth Fund - Class I (CAF)
2009	0.95%	to	2.05%	4,093,988	7.5	to	4.7	29,698,562	0.56%	32.2%	to	30.74%
2008	0.95%	to	2.50%	4,801,429	5.67	to	3.62	26,271,368	0.27%	-39.29%	to	-40.29%
2007	0.95%	to	2.50%	6,528,710	9.34	to	6.06	58,670,198	0.17%	18.4%	to	16.62%
2006	0.95%	to	2.50%	8,225,494	7.89	to	5.2	62,375,925	0.05%	5.16%	to	3.55%
2005	0.95%	to	2.50%	10,681,078	7.5	to	5.02	77,433,925	0.08%	5.49%	to	3.88%
NVIT Health Sciences Fund - Class I (GVGH1)
2009	1.25%			5,321	12.54			66,726	0.29%	17.67%
2008	1.25%			6,333	10.66			67,510	0.29%	-26.15%
2007	1.25%			7,058	14.43			101,855	0.08%	11.74%
2006	1.25%			7,575	12.92			97,832	0.00%	1.43%
2005	1.25%			8,212	12.73			104,566	0.00%	7.09%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.95%	to	2.60%	1,040,801	13.12	to	11.48	13,394,642	0.3%	17.98%	to	16.02%
2008	0.95%	to	2.65%	1,656,216	11.12	to	9.87	18,079,598	0.26%	-25.94%	to	-27.26%
2007	0.95%	to	2.65%	1,469,574	15.01	to	13.57	21,665,919	0.07%	12.15%	to	10.26%
2006	0.95%	to	2.65%	1,954,346	13.38	to	12.31	25,738,556	0.00%	1.73%	to	0.01%
2005	0.95%	to	2.65%	2,518,573	13.16	to	12.31	32,740,994	0.00%	7.4%	to	5.6%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT International Index Fund - Class VIII (GVIX8)
2009	0.95%	to	1.85%	362,938	$8.48	to	8.2	$3,066,717	2.76%	27.39%	to	26.23%
2008	0.95%	to	2.20%	274,031	6.65	to	6.43	1,817,251	1.83%	-43.63%	to	-44.42%
2007	0.95%	to	2.20%	362,329	11.8	to	11.56	4,265,033	1.50%	8.34%	to	6.97%
2006	0.95%	to	2.25%	115,357	10.89	to	10.8	1,254,445	1.67%	8.94%	to	7.99%	*
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	0.95%	to	2.60%	4,157,079	12.47	to	10.91	50,579,875	1%	26%	to	23.73%
2008	0.95%	to	2.65%	4,774,409	9.9	to	8.79	46,171,625	2.06%	-37.44%	to	-38.58%
2007	0.95%	to	2.65%	5,211,450	15.82	to	14.31	80,716,360	1.96%	4.95%	to	3.2%
2006	0.95%	to	2.65%	6,062,158	15.08	to	13.86	89,691,367	2.02%	15.76%	to	13.85%
2005	0.95%	to	2.65%	5,839,704	13.02	to	12.18	74,890,629	1.87%	6.91%	to	5.13%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2009	0.95%	to	1.85%	127,959	11.57	to	11.5	1,477,660	1.94%	15.66%	to	15%	*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2009	0.95%	to	1.20%	61,529	12.13	to	12.11	745,662	1.69%	21.27%	to	21.07%	*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	0.95%	to	2.6%	5,109,651	12.47	to	10.91	62,303,928	1.86%	8.05%	to	6.25%
2008	0.95%	to	2.65%	6,279,027	11.54	to	10.25	70,932,244	3.37%	-6.92%	to	-8.51%
2007	0.95%	to	2.65%	7,077,704	12.4	to	11.2	86,027,776	3.28%	4.37%	to	2.6%
2006	0.95%	to	2.65%	8,816,232	11.88	to	10.91	102,990,687	3.08%	5.16%	to	3.38%
2005	0.95%	to	2.65%	9,613,350	11.29	to	10.56	107,088,116	2.76%	2.33%	to	0.6%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.95%	to	2.60%	24,580,501	11.28	to	11.07	303,672,799	1.42%	5.32%	to	15.97%
2008	0.95%	to	2.65%	25,414,593	10.71	to	9.51	265,963,303	2.73%	-23.93%	to	-25.27%
2007	0.95%	to	2.65%	32,085,878	14.08	to	12.73	442,506,944	2.66%	4.65%	to	2.89%
2006	0.95%	to	2.65%	36,140,122	13.45	to	12.37	477,611,346	2.40%	10.3%	to	8.45%
2005	0.95%	to	2.65%	37,043,015	12.2	to	11.4	445,329,806	2.28%	4.35%	to	2.6%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	0.95%	to	2.60%	11,933,118	12.7	to	11.12	147,623,643	1.2%	23.21%	to	21.16%
2008	0.95%	to	2.85%	14,184,832	10.31	to	9.03	142,707,758	2.41%	-32.04%	to	-33.4%
2007	0.95%	to	2.85%	17,437,628	15.17	to	13.55	258,849,290	2.30%	5.14%	to	3.17%
2006	0.95%	to	2.85%	19,708,022	14.43	to	13.14	278,982,910	2.19%	13.46%	to	11.34%
2005	0.95%	to	2.85%	20,208,078	12.72	to	11.8	253,047,764	2.10%	6.06%	to	4.08%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	0.95%	to	2.60%	7,849,777	12.71	to	11.13	97,464,346	1.65%	13.47%	to	11.58%
2008	0.95%	to	2.65%	9,861,417	11.2	to	9.95	107,990,890	3.08%	-15.85%	to	-17.32%
2007	0.95%	to	2.65%	11,879,449	13.31	to	12.03	154,894,244	3.02%	4.85%	to	3.08%
2006	0.95%	to	2.65%	13,785,352	12.7	to	11.67	171,885,452	2.72%	7.4%	to	5.59%
2005	0.95%	to	2.65%	15,406,649	11.82	to	11.06	179,533,287	2.60%	3.5%	to	1.75%
NVIT Leaders Fund - Class I (GVUS1)
2008	1.25%			221	8.28			1,830	0.78%	-50.53%
2007	1.25%			241	16.74			4,035	1.07%	10.16%
NVIT Leaders Fund - Class III (GVUSL)
2009	0.95%	to	2.20%	503,325	$12.24	to	11.06	6,073,923	0.85%	32.62%	to	30.95%
2008	0.95%	to	2.25%	663,781	9.23	to	8.43	6,047,515	0.76%	-50.42%	to	-51.13%
2007	0.95%	to	2.25%	854,701	18.61	to	17.25	15,708,795	0.96%	10.49%	to	9.1%
2006	0.95%	to	2.65%	1,305,544	16.84	to	15.5	21,591,447	0.73%	15.02%	to	13.12%
2005	0.95%	to	2.65%	974,521	14.64	to	13.7	14,087,780	1.51%	9.26%	to	7.46%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	0.95%	to	2.30%	5,661,511	$20.54	to	16.09	$120,603,219	0.95%	35.46%	to	33.44%
2008	0.95%	to	2.45%	7,039,039	15.16	to	11.88	110,411,233	1.23%	-37.07%	to	-38.08%
2007	0.95%	to	2.70%	9,280,128	24.09	to	18.75	231,258,728	1.40%	6.53%	to	4.7%
2006	0.95%	to	2.70%	12,312,327	22.62	to	17.9	289,809,079	1.14%	8.85%	to	6.99%
2005	0.95%	to	2.70%	14,674,682	20.78	to	16.74	316,647,935	1.01%	11.04%	to	9.15%
NVIT Money Market Fund - Class I (SAM)
2009	0.95%	to	2.70%	31,981,566	12.84	to	10.08	394,485,878	0.04%	-0.91%	to	-2.66%
2008	0.95%	to	2.70%	55,065,021	12.96	to	10.35	684,634,966	2.01%	1.08%	to	-0.69%
2007	0.95%	to	2.70%	49,223,324	12.82	to	10.43	604,987,318	4.73%	3.79%	to	1.97%
2006	0.95%	to	2.60%	45,891,908	12.35	to	10.07	541,867,251	4.73%	3.54%	to	1.82%
2005	0.95%	to	2.60%	45,063,953	11.93	to	9.89	515,102,832	2.84%	1.7%	to	0.01%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2009	1.10%			813	13.48			10,958	0.00%	34.8%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2009	0.95%	to	2.40%	9,022,689	8.25	to	8.03	74,212,142	0.87%	35.16%	to	32.99%
2008	0.95%	to	2.20%	634,973	6.1	to	6.04	3,869,465	0.11%	-38.99%	to	-39.56%	*
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2009	1.25%			230	11.82			2,718	1.88%	27.89%
2008	1.25%			249	9.24			2,301	1.55%	-47.15%
2007	1.25%			269	17.49			4,704	1.71%	1.42%
2006	1.25%			290	17.24			5,000	1.84%	20.88%
2005	1.25%			313	14.26			4,465	1.14%	10.39%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2009	0.95%	to	2.20%	1,150,634	15.49	to	14.23	17,575,662	2.06%	28.6%	to	26.98%
2008	0.95%	to	2.25%	1,767,075	12.04	to	11.2	21,040,830	1.71%	-46.84%	to	-47.63%
2007	0.95%	to	2.40%	2,772,176	22.65	to	21.23	62,192,874	2.18%	1.95%	to	0.51%
2006	0.95%	to	2.65%	3,773,123	22.22	to	20.92	83,144,686	2.01%	21.58%	to	19.6%
2005	0.95%	to	2.65%	3,202,480	18.28	to	17.49	58,153,730	1.57%	10.99%	to	9.16%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2009	1.50%	to	2.60%	67,302	10.37	to	9.73	687,819	0.99%	27.55%	to	26.12%
2008	1.50%	to	2.60%	78,668	8.13	to	7.71	631,418	1.60%	-47.26%	to	-47.85%
2007	1.50%	to	2.60%	106,356	15.41	to	14.79	1,622,051	2.12%	1.15%	to	0.01%
2006	1.50%	to	2.60%	110,527	15.23	to	14.79	1,669,584	2.05%	20.58%	to	19.23%
2005	1.50%	to	2.45%	67,378	12.63	to	12.43	847,614	1.29%	10.13%	to	9.07%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2009	0.95%	to	2.20%	1,116,209	8.13	to	7.94	9,044,189	0.86%	28.54%	to	26.74%
2008	0.95%	to	1.60%	8,873	6.32	to	6.3	56,087	0.27%	-36.76%	to	-37.04%	*
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2009	1.50%	to	2.60%	138,048	8.02	to	7.87	1,101,310	0.48%	27.41%	to	25.99%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2009	0.95%	to	2.60%	671,187	7.96	to	7.74	5,292,201	1.17%	26.2%	to	24.1%
2008	0.95%	to	2.20%	14,426	6.31	to	6.25	90,859	0.69%	-36.92%	to	-37.45%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	0.95%	to	2.40%	13,643,300	7.86	to	7.65	106,907,689	0.00%	25.91%	to	23.87%
2008	0.95%	to	2.20%	246,427	6.24	to	6.18	1,535,794	0.00%	-37.6%	to	-38.17%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2009	1.20%	to	2.10%	970,197	7.79	to	7.67	7,545,630	0.00%	25.19%	to	24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2009	0.95%	to	2.25%	9,387,443	8.68	to	8.49	81,175,736	1.17%	29.23%	to	27.53%
2008	0.95%	to	2.20%	457,440	6.71	to	6.65	3,067,897	1.04%	-32.85%	to	-33.46%	*
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2009	0.95%	to	2.20%	2,405,794	11.76	to	10.27	27,692,099	0.00%	26.25%	to	24.66%
2008	0.95%	to	2.65%	2,959,328	9.31	to	7.87	26,975,411	0.00%	-46.93%	to	-47.93%
2007	0.95%	to	2.65%	3,798,082	17.55	to	15.12	65,218,049	0.00%	8.7%	to	6.87%
2006	0.95%	to	2.65%	5,120,028	16.14	to	14.15	80,726,968	0.00%	2.23%	to	0.52%
2005	0.95%	to	2.65%	5,993,892	15.79	to	14.08	92,742,674	0.00%	7.07%	to	5.29%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2009	1.50%	to	2.60%	75,333	$8.1	to	7.43	$594,293	0.00%	25.28%	to	23.88%
2008	1.50%	to	2.60%	93,131	6.47	to	6	588,793	0.00%	-47.34%	to	-47.93%
2007	1.50%	to	2.60%	103,133	12.28	to	11.52	1,241,038	0.00%	7.85%	to	6.64%
2006	1.50%	to	2.60%	122,637	11.38	to	10.8	1,373,239	0.00%	1.44%	to	0.31%
2005	1.50%	to	2.60%	180,755	11.22	to	10.77	2,007,699	0.00%	6.12%	to	4.94%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	0.95%	to	2.40%	5,299,089	20	to	14.61	119,917,757	0.58%	25.02%	to	23.19%
2008	0.95%	to	2.85%	6,639,101	16	to	13.6	120,429,640	1.07%	-32.8%	to	-34.17%
2007	0.95%	to	2.85%	9,022,810	23.81	to	20.66	244,691,979	1.12%	-7.78%	to	-9.53%
2006	0.95%	to	2.85%	12,096,038	25.82	to	22.84	359,425,766	0.44%	16.18%	to	14.02%
2005	0.95%	to	2.85%	15,479,024	22.22	to	20.03	393,884,010	0.06%	2.1%	to	0.19%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2009	1.50%	to	2.60%	123,050	11.13	to	10.21	1,335,668	0.54%	23.97%	to	22.59%
2008	1.50%	to	2.60%	148,938	8.98	to	8.33	1,308,555	0.86%	-33.32%	to	-34.06%
2007	1.50%	to	2.60%	199,657	13.47	to	12.64	2,640,730	0.94%	-8.63%	to	-9.66%
2006	1.50%	to	2.60%	241,778	14.74	to	13.99	3,513,687	0.22%	15.35%	to	14.06%
2005	1.50%	to	2.60%	265,601	12.78	to	12.26	3,359,146	0.00%	1.24%	to	0.12%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	0.95%	to	2.25%	6,145,117	18.81	to	11.32	125,332,191	0.27%	33.42%	to	31.67%
2008	0.95%	to	2.65%	7,666,352	14.1	to	12.51	117,309,267	0.78%	-38.78%	to	-39.91%
2007	0.95%	to	2.70%	10,099,992	23.03	to	20.72	253,285,980	0.08%	1.16%	to	-0.59%
2006	0.95%	to	2.70%	12,928,900	22.77	to	20.84	324,063,535	0.10%	10.98%	to	9.08%
2005	0.95%	to	2.70%	15,568,695	20.51	to	19.11	350,774,843	0.00%	11.25%	to	9.37%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2009	1.50%	to	2.60%	239,791	12.42	to	11.4	2,898,029	0.16%	32.41%	to	30.93%
2008	1.50%	to	2.60%	281,038	9.38	to	8.7	2,575,248	0.59%	-39.28%	to	-39.96%
2007	1.50%	to	2.60%	316,449	15.45	to	14.5	4,795,091	0.00%	0.36%	to	-0.77%
2006	1.50%	to	2.60%	350,572	15.39	to	14.61	5,311,628	0.05%	10.08%	to	8.85%
2005	1.50%	to	2.60%	364,034	13.98	to	13.42	5,027,436	0.00%	10.33%	to	9.1%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2009	0.95%	to	2.60%	5,382,701	15.24	to	12.59	80,458,840	9.45%	23.2%	to	21.15%
2008	0.95%	to	2.60%	6,067,116	12.37	to	10.39	73,652,612	6.83%	-18.08%	to	-19.44%
2007	0.95%	to	2.60%	9,025,394	15.1	to	12.83	133,623,996	3.91%	3.63%	to	1.91%
2006	0.95%	to	2.65%	10,669,793	14.57	to	12.54	152,161,010	3.94%	3.84%	to	2.08%
2005	0.95%	to	2.65%	12,458,176	14.03	to	12.28	171,819,314	3.90%	1.21%	to	-0.5%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2009	0.95%	to	2.20%	2,035,595	10.48	to	10.26	21,275,367	2.48%	6.09%	to	4.77%
2008	0.95%	to	2.20%	208,273	9.88	to	9.8	2,054,736	2.36%	-1.2%	to	-2.03%	*
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.95%	to	1.90%	318,647	3.04	to	2.78	956,649	0.00%	51.02%	to	49.57%
2008	0.95%	to	1.90%	374,006	2.02	to	1.86	747,529	0.00%	-49.06%	to	-49.55%
2007	0.95%	to	2.20%	455,623	3.96	to	4.45	1,833,559	0.00%	18.95%	to	17.53%
2006	0.95%	to	2.20%	572,880	3.33	to	3.78	1,988,895	0.00%	10.12%	to	8.78%
2005	0.95%	to	2.20%	788,346	3.02	to	2.83	2,499,299	0.00%	-1.46%	to	-2.7%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.95%	to	2.25%	1,054,005	$11.26	to	10.17	$11,699,017	0.00%	51%	to	49.02%
2008	0.95%	to	2.40%	530,725	7.45	to	6.75	3,893,594	0.00%	-49.08%	to	-49.89%
2007	0.95%	to	2.55%	1,242,540	14.64	to	13.36	17,936,450	0.00%	19.04%	to	17.2%
2006	0.95%	to	2.40%	1,016,600	12.3	to	11.48	12,346,090	0.00%	10.03%	to	8.47%
2005	0.95%	to	2.40%	916,675	11.18	to	10.59	10,136,663	0.00%	-1.46%	to	-2.91%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	1.25%	to	2.25%	21,372	12.91	to	9.51	240,376	0.00%	24.27%	to	23.01%
2008	1.25%	to	2.25%	32,147	10.39	to	7.74	303,734	0.00%	-42.03%	to	-42.62%
2007	1.25%	to	2.25%	29,414	17.91	to	13.48	491,713	0.00%	20.95%	to	19.72%
2006	1.25%	to	2.25%	30,749	14.81	to	11.26	430,940	0.36%	-1.53%	to	-2.53%
2005	1.25%	to	2.25%	21,415	15.04	to	11.55	316,390	0.00%	10.57%	to	15.52%	*
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
2009	0.95%	to	2.60%	657,631	12.17	to	10.65	7,854,087	0.00%	24.6%	to	22.52%
2008	0.95%	to	2.60%	806,416	9.76	to	8.69	7,732,189	0.00%	-41.82%	to	-42.79%
2007	0.95%	to	2.60%	1,182,851	16.78	to	15.19	19,501,101	0.00%	21.26%	to	19.23%
2006	0.95%	to	2.65%	1,642,957	13.84	to	12.72	22,390,777	0.25%	-1.23%	to	-2.89%
2005	0.95%	to	2.65%	1,991,805	14.01	to	13.1	27,583,203	0.00%	10.93%	to	9.1%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2009	0.95%	to	1.85%	103,250	12.98	to	12.9	1,339,008	0.33%	29.77%	to	28.98%	*
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
2009	1.95%			983	12.87			12,649	0.00%	28.68%			*
Templeton NVIT International Value Fund - Class III (NVTIV3)
2009	0.95%	to	2.20%	452,463	12.95	to	12.85	5,854,117	0.45%	29.52%	to	28.49%	*
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2009	0.95%	to	2.20%	2,805,689	10.74	to	7.97	29,662,654	1.09%	27.33%	to	25.55%
2008	0.95%	to	2.65%	3,874,794	8.43	to	6.06	32,033,298	1.92%	-37.59%	to	-38.75%
2007	0.95%	to	2.60%	5,253,145	13.51	to	9.94	69,826,598	1.77%	-3.15%	to	-4.72%
2006	0.95%	to	2.60%	6,614,484	13.95	to	10.43	90,688,992	1.68%	14.81%	to	12.95%
2005	0.95%	to	2.60%	7,349,707	12.15	to	9.24	88,152,657	1.60%	3.26%	to	1.59%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2009	0.95%	to	2.60%	13,652,000	7.27	to	7.07	98,956,949	2.14%	29.59%	to	27.43%
2008	0.95%	to	1.95%	155,589	5.61	to	5.57	871,617	4.12%	-43.89%	to	-44.27%	*
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2009	0.95%	to	2.35%	2,844,136	10.38	to	9.44	29,105,787	7.43%	12.25%	to	10.66%
2008	0.95%	to	2.35%	3,139,734	9.25	to	8.53	28,745,640	3.94%	-14.25%	to	-15.46%
2007	0.95%	to	2.35%	4,927,107	10.78	to	10.09	52,802,423	2.80%	3.77%	to	2.3%
2006	0.95%	to	2.35%	5,053,380	10.39	to	9.86	52,415,451	3.28%	3.21%	to	1.76%
2005	0.95%	to	2.35%	4,630,463	10.07	to	9.69	46,690,045	2.91%	0.48%	to	-0.93%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2009	0.95%	to	1.90%	356,059	10.9	to	10.83	3,876,841	0.81%	8.97%	to	8.27%	*
Low Duration Portfolio - Advisor Class (PMVLAD)
2009	0.95%	to	2.25%	1,622,430	10.98	to	10.88	17,783,700	1.43%	9.76%	to	8.83%	*
V.I. Basic Balanced Fund - Series I (AVB)
2009	0.95%	to	2.05%	37,731	9.46	to	8.63	347,836	5.62%	32.57%	to	30.94%
2008	0.95%	to	2.05%	43,568	7.14	to	6.59	302,629	4.40%	-38.91%	to	-39.65%
2007	0.95%	to	2.05%	51,932	11.69	to	10.92	592,270	2.78%	1.23%	to	0.14%
2006	0.95%	to	2.05%	67,132	11.54	to	10.91	759,789	1.91%	9.51%	to	8.33%
2005	0.95%	to	2.05%	72,175	10.54	to	10.07	749,591	1.43%	4.29%	to	3.16%
V.I. Basic Value Fund - Series II (AVBV2)
2009	1.25%			8,622	9.4			81,041	0.02%	45.89%
2008	0.95%	to	2.60%	642,858	5.1	to	5.51	3,559,622	0.46%	-52.36%	to	-53.16%
2007	0.95%	to	2.60%	689,206	10.71	to	11.75	8,284,492	0.33%	0.4%	to	-1.29%
2006	0.95%	to	2.60%	788,633	10.67	to	11.91	9,603,590	0.13%	6.66%	to	10.01%	*
2005	1.50%	to	2.60%	723,691	11.28	to	10.82	8,064,422	0.00%	3.85%	to	2.69%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
V.I. Capital Appreciation Fund - Series I (AVCA)
2009	0.95%	to	1.75%	11,670	$9	to	5.76	$101,643	0.71%	19.93%	to	18.76%
2008	0.95%	to	1.75%	11,674	7.51	to	4.85	85,201	0.00%	-43.04%	to	-43.57%
2007	0.95%	to	1.75%	14,793	13.18	to	8.59	190,381	0.00%	10.94%	to	10.1%
2006	0.95%	to	1.75%	16,225	11.88	to	7.81	189,293	0.06%	5.29%	to	4.49%
2005	0.95%	to	1.75%	16,471	11.28	to	7.47	182,226	0.06%	7.81%	to	6.97%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2009	0.95%	to	2.60%	147,550	7.45	to	8.01	1,192,449	0.23%	19.57%	to	17.58%
2008	0.95%	to	2.60%	153,590	6.23	to	6.81	1,048,390	0.00%	-43.17%	to	-44.12%
2007	0.95%	to	2.60%	161,870	10.96	to	12.19	1,968,091	0.00%	10.67%	to	8.81%
2006	0.95%	to	2.60%	157,478	9.9	to	11.21	1,783,140	0.00%	-0.98%	to	3.31%	*
2005	1.50%	to	2.60%	135,164	11.3	to	10.85	1,507,567	0.00%	6.95%	to	5.76%
V.I. Capital Development Fund - Series II (AVCD2)
2009	0.95%	to	2.50%	208,876	8.15	to	10.18	1,772,494	0.00%	40.64%	to	38.44%
2008	0.95%	to	2.50%	194,563	5.79	to	7.35	1,175,536	0.00%	-47.63%	to	-48.45%
2007	0.95%	to	2.60%	344,231	11.06	to	14.22	3,993,353	0.00%	9.49%	to	7.66%
2006	0.95%	to	2.60%	240,855	10.11	to	13.2	2,691,334	0.00%	1.05%	to	13.24%	*
2005	1.50%	to	2.45%	17,863	11.88	to	11.69	211,370	0.00%	7.63%	to	6.6%
V.I. Core Equity Fund - Series I (AVGI)
2009	0.95%	to	1.55%	41,016	12.56	to	11.96	497,604	2.3%	27.08%	to	26.31%
2008	0.95%	to	1.55%	31,402	9.89	to	9.47	301,847	1.70%	-30.81%	to	-31.23%
2007	0.95%	to	1.55%	45,118	14.29	to	13.77	628,584	1.14%	7.08%	to	6.43%
2006	0.95%	to	1.55%	46,417	13.34	to	12.93	605,844	0.86%	15.6%	to	14.9%
2005	0.95%	to	1.55%	13,069	11.54	to	11.26	147,684	1.40%	4.31%	to	3.68%
V.I. Core Equity Fund - Series II (AVCE2)
2009	1.50%	to	2.60%	113,102	9.92	to	9.52	1,105,384	1.48%	26.06%	to	24.65%
2008	1.50%	to	2.60%	161,347	7.87	to	7.63	1,255,694	2.13%	-31.37%	to	-32.14%
2007	1.50%	to	2.60%	148,885	11.46	to	11.25	1,696,260	0.91%	6.25%	to	5.06%
2006	1.50%	to	2.60%	173,478	10.79	to	10.71	1,867,311	1.03%	7.89%	to	7.08%	*
V.I. Global Health Care Fund - Series I (IVHS)
2009	0.95%	to	1.25%	11,235	10.55	to	10.44	117,816	0.4%	26.5%	to	25.93%
2008	0.95%	to	1.20%	9,622	8.34	to	8.29	79,955	0.00%	-29.32%	to	-29.51%
2007	0.95%	to	1.15%	6,191	11.8	to	11.76	72,864	0.00%	10.9%	to	10.53%
2006	1.10%	to	1.15%	4,361	10.64			46,401	0.00%	6.4%			*
V.I. Global Real Estate Fund - Series I (IVRE)
2009	0.95%	to	1.30%	36,267	8.6	to	8.49	310,149	0.00%	30.3%	to	29.82%
2008	0.95%	to	1.30%	32,265	6.6	to	6.54	212,007	5.42%	-45.18%	to	-45.36%
2007	0.95%	to	1.30%	41,195	12.04	to	11.97	494,841	6.36%	-6.3%	to	-6.85%
2006	1.10%	to	1.20%	8,689	12.85			111,654	1.88%	28.5%			*
V.I. Large Cap Growth Fund - Series I (AVLCG)
2008	0.95%	to	2.05%	44,214	7.17	to	6.95	313,946	0.01%	-38.87%	to	-39.6%
2007	0.95%	to	2.05%	46,389	11.73	to	11.51	541,476	0.03%	14.54%	to	13.32%
2006	0.95%	to	2.05%	44,482	10.24	to	10.16	454,392	0.33%	2.37%	to	10.45%	*
VPS Growth and Income Portfolio - Class B (ALVGIB)
2009	1.50%	to	2.60%	174,315	9.54	to	8.75	1,623,035	3.48%	18.54%	to	17.22%
2008	1.50%	to	2.60%	193,493	8.04	to	7.46	1,525,163	1.77%	-41.59%	to	-42.24%
2007	1.50%	to	2.60%	246,507	13.77	to	12.92	3,331,646	1.27%	3.28%	to	2.12%
2006	1.50%	to	2.60%	310,719	13.33	to	12.65	4,080,190	1.16%	15.23%	to	13.95%
2005	1.50%	to	2.60%	372,816	11.57	to	11.11	4,263,859	1.26%	3.03%	to	1.88%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2009	1.50%	to	2.60%	204,515	$10.06	to	9.23	$2,012,131	0.00%	35.05%	to	33.54%
2008	1.50%	to	2.60%	224,033	7.45	to	6.91	1,635,999	0.00%	-40.73%	to	-41.39%
2007	1.50%	to	2.60%	261,646	12.57	to	11.79	3,233,536	0.00%	11.9%	to	10.64%
2006	1.50%	to	2.60%	309,329	11.23	to	10.66	3,426,400	0.00%	-2.13%	to	-3.22%
2005	1.50%	to	2.60%	364,109	11.48	to	11.01	4,135,843	0.00%	13.13%	to	11.87%
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2009	0.95%	to	2.60%	714,580	8.78	to	12.96	7,535,414	0.68%	41.3%	to	38.95%
2008	0.95%	to	2.60%	548,109	6.21	to	9.33	4,242,720	0.34%	-37.85%	to	-37.42%	*
2007	1.50%	to	2.60%	301,006	15.88	to	14.9	4,684,007	0.71%	0%	to	-1.13%
2006	1.50%	to	2.60%	386,718	15.88	to	15.07	6,042,234	0.23%	12.49%	to	11.24%
2005	1.50%	to	2.60%	411,436	14.12	to	13.55	5,735,857	0.55%	5.04%	to	3.87%
VP Income & Growth Fund - Class I (ACVIG)
2009	0.95%	to	2.20%	5,855,561	12.69	to	7.94	70,573,993	4.88%	16.97%	to	15.5%
2008	0.95%	to	2.65%	7,348,426	10.85	to	6.89	75,486,167	2.14%	-35.21%	to	-36.4%
2007	0.95%	to	2.70%	9,788,983	16.74	to	10.79	154,835,106	2.01%	-1.02%	to	-2.72%
2006	0.95%	to	2.70%	12,795,441	16.92	to	11.09	204,032,784	1.87%	15.98%	to	13.98%
2005	0.95%	to	2.70%	16,105,305	14.59	to	9.73	222,580,367	2.05%	3.64%	to	1.86%
VP Income & Growth Fund - Class II (ACVIG2)
2009	1.50%	to	2.60%	163,644	10.02	to	9.19	1,589,419	4.41%	16.01%	to	14.71%
2008	1.50%	to	2.60%	192,829	8.64	to	8.01	1,623,634	1.86%	-35.71%	to	-36.43%
2007	1.50%	to	2.60%	265,462	13.44	to	12.61	3,487,820	1.75%	-1.94%	to	-3.04%
2006	1.50%	to	2.60%	300,974	13.7	to	13	4,049,472	1.46%	15.07%	to	13.79%
2005	1.50%	to	2.60%	410,337	11.91	to	11.43	4,825,948	1.76%	2.95%	to	1.81%
VP Inflation Protection Fund - Class II (ACVIP2)
2009	0.95%	to	2.45%	5,478,989	12.56	to	11.34	68,026,571	1.65%	9.17%	to	7.51%
2008	0.95%	to	2.60%	5,726,351	11.5	to	10.46	65,214,085	4.90%	-2.52%	to	-4.15%
2007	0.95%	to	2.45%	4,431,444	11.8	to	10.99	51,890,335	4.19%	8.45%	to	6.8%
2006	0.95%	to	2.45%	4,707,380	10.88	to	10.29	50,948,708	3.29%	0.62%	to	-0.89%
2005	0.95%	to	2.45%	6,256,324	10.82	to	10.38	67,454,314	4.79%	0.6%	to	-0.92%
VP International Fund - Class I (ACVI)
2009	0.95%	to	1.75%	125,256	14.51	to	10.63	1,802,949	3.52%	32.49%	to	31.42%
2008	0.95%	to	2.20%	3,336,445	10.95	to	7.73	35,539,884	0.86%	-45.35%	to	-46.04%
2007	0.95%	to	2.20%	4,451,587	20.04	to	14.33	86,714,737	0.74%	16.93%	to	15.45%
2006	0.95%	to	2.30%	6,064,805	17.14	to	12.55	100,851,481	1.67%	23.84%	to	22.26%
2005	0.95%	to	2.30%	7,696,317	13.84	to	10.26	103,644,925	1.18%	12.18%	to	10.72%
VP International Fund - Class III (ACVI3)
2009	1.20%	to	1.75%	11,571	13.06	to	12.51	145,033	3.59%	32.16%	to	31.42%
2008	0.95%	to	2.40%	3,095,336	10.05	to	9.12	30,650,236	0.85%	-45.35%	to	-46.21%
2007	0.95%	to	2.40%	4,069,860	18.39	to	16.95	73,855,522	0.71%	16.93%	to	15.31%
2006	0.95%	to	2.40%	4,778,927	15.73	to	14.7	74,273,751	1.66%	23.84%	to	22.14%
2005	0.95%	to	2.60%	5,518,253	12.7	to	11.95	69,436,041	1.13%	12.03%	to	10.23%
VP Mid Cap Value Fund - Class I (ACVMV1)
2009	0.95%	to	2.70%	1,084,995	10.34	to	11.51	11,196,510	3.66%	28.71%	to	26.35%
2008	0.95%	to	2.70%	1,333,554	8.04	to	9.11	10,844,194	0.09%	-25.07%	to	-26.46%
2007	0.95%	to	2.70%	1,184,247	10.72	to	12.39	13,140,130	0.91%	-3.24%	to	-4.9%
2006	0.95%	to	2.10%	710,275	11.08	to	13.16	8,181,606	1.17%	10.83%	to	10.02%	*

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VP Mid Cap Value Fund - Class II (ACVMV2)
2009	1.25%	to	2.25%	35,520	$12.26	to	11.69	$426,241	3.66%	28.18%	to	26.9%
2008	1.25%	to	2.25%	32,785	9.56	to	9.21	309,671	0.07%	-25.45%	to	-26.21%
2007	1.25%	to	2.25%	32,641	12.83	to	12.48	416,040	0.83%	-3.65%	to	-4.63%
2006	1.25%	to	2.25%	8,750	13.31	to	13.09	115,621	0.63%	18.73%	to	17.53%
2005	1.25%	to	2.25%	4,747	11.21	to	11.14	53,154	1.38%	12.13%	to	11.38%	*
VP Ultra(R) Fund - Class I (ACVU1)
2009	1.60%	to	1.75%	3,041	9.24	to	9.13	27,971	0.46%	32.33%	to	32.13%
2008	0.95%	to	2.60%	624,611	7.3	to	6.52	4,484,214	0.00%	-42.04%	to	-43.05%
2007	0.95%	to	2.60%	1,401,693	12.59	to	11.45	17,358,338	0.00%	19.86%	to	17.9%
2006	0.95%	to	2.60%	1,154,945	10.5	to	9.71	11,969,379	0.00%	-4.19%	to	-5.79%
2005	0.95%	to	2.60%	1,997,032	10.96	to	10.31	21,677,939	0.00%	1.2%	to	-0.46%
VP Ultra(R) Fund - Class II (ACVU2)
2008	1.50%	to	2.60%	143,661	6.95	to	6.45	976,692	0.00%	-42.52%	to	-43.17%
2007	1.50%	to	2.60%	152,411	12.1	to	11.35	1,808,127	0.00%	19.02%	to	17.68%
2006	1.50%	to	2.60%	188,556	10.16	to	9.64	1,888,473	0.00%	-4.83%	to	-5.89%
2005	1.50%	to	2.60%	281,896	10.68	to	10.25	2,984,012	0.00%	0.45%	to	-0.67%
VP Value Fund - Class I (ACVV)
2009	0.95%	to	2.30%	10,383,543	17	to	13.79	178,152,843	5.83%	18.72%	to	16.99%
2008	0.95%	to	2.65%	13,651,071	14.32	to	11.37	196,852,924	2.57%	-27.47%	to	-28.8%
2007	0.95%	to	2.65%	18,297,238	19.75	to	15.97	363,738,720	1.77%	-6.04%	to	-7.62%
2006	0.95%	to	2.65%	24,152,492	21.02	to	17.29	511,945,824	1.37%	17.53%	to	15.57%
2005	0.95%	to	2.65%	28,163,939	17.88	to	14.96	508,897,035	0.89%	4.04%	to	2.3%
VP Value Fund - Class II (ACVV2)
2009	1.50%	to	2.60%	358,036	11.75	to	10.78	4,107,489	5.56%	17.93%	to	16.61%
2008	1.50%	to	2.60%	431,804	9.96	to	9.24	4,213,977	2.37%	-27.9%	to	-28.71%
2007	1.50%	to	2.60%	539,862	13.82	to	12.97	7,328,653	1.55%	-6.74%	to	-7.78%
2006	1.50%	to	2.60%	597,711	14.82	to	14.06	8,726,674	1.17%	16.69%	to	15.39%
2005	1.50%	to	2.60%	718,655	12.7	to	12.19	9,030,848	0.71%	3.29%	to	2.14%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.95%	to	2.20%	889,566	6.74	to	8.38	6,061,323	0.00%	-49.11%	to	-49.8%
2007	0.95%	to	2.55%	2,287,313	13.24	to	16.54	31,504,187	0.00%	38.44%	to	36.31%
2006	0.95%	to	1.65%	46,824	9.57	to	9.52	465,527	0.00%	-4.34%	to	-4.79%	*
VP Vista(SM) Fund - Class II (ACVVS2)
2008	1.25%	to	2.25%	32,734	8.52	to	8.21	274,343	0.00%	-49.36%	to	-49.87%
2007	1.25%	to	2.25%	27,543	16.83	to	16.38	460,497	0.00%	37.78%	to	36.38%
2006	1.25%	to	2.25%	1,368	12.21	to	12.01	16,525	0.00%	7.52%	to	6.43%
2005	1.25%	to	2.25%	1,310	11.36	to	11.28	14,808	0.00%	13.61%	to	12.84%	*
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.95%	to	2.25%	2,276,941	12.61	to	11.4	28,341,084	2.39%	23.84%	to	22.21%
2008	0.95%	to	2.30%	2,956,423	10.18	to	9.3	29,718,594	0.83%	-31.57%	to	-32.57%
2007	0.95%	to	2.30%	2,832,247	14.88	to	13.79	41,592,170	0.42%	-1.6%	to	-2.91%
2006	0.95%	to	2.45%	3,827,015	15.12	to	14.11	57,168,985	0.46%	13.33%	to	11.68%
2005	0.95%	to	2.45%	4,740,947	13.35	to	12.63	62,677,695	0.00%	6.22%	to	4.68%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.95%	to	2.40%	29,044,402	12.66	to	8.1	351,401,392	2.06%	25.13%	to	23.13%
2008	0.95%	to	2.65%	34,537,124	10.12	to	6.41	333,126,530	2.04%	-37.74%	to	-38.87%
2007	0.95%	to	2.65%	44,544,149	16.25	to	10.49	687,316,477	1.71%	4.25%	to	2.51%
2006	0.95%	to	2.65%	57,892,321	15.59	to	10.23	853,698,329	1.60%	14.4%	to	12.49%
2005	0.95%	to	2.65%	71,700,975	13.63	to	9.1	928,266,696	1.56%	3.7%	to	1.96%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2009	0.95%	to	2.25%	4,390,417	$10.7	to	5.65	$45,732,384	0.98%	32.48%	to	30.75%
2008	0.95%	to	2.25%	5,103,159	8.07	to	5.36	40,160,422	0.78%	-35.05%	to	-35.95%
2007	0.95%	to	2.70%	6,507,082	12.43	to	8.03	78,657,447	0.56%	6.76%	to	4.91%
2006	0.95%	to	2.70%	8,426,635	11.64	to	7.66	94,920,399	0.11%	8.17%	to	6.29%
2005	0.95%	to	2.70%	10,565,350	10.76	to	7.21	110,388,147	0.00%	2.63%	to	0.85%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2009	1.50%	to	2.60%	12,253	9.53	to	8.75	114,013	0.65%	31.44%	to	29.97%
2008	1.50%	to	2.60%	13,576	7.25	to	6.73	96,608	0.44%	-35.57%	to	-36.29%
2007	1.50%	to	2.60%	18,076	11.26	to	10.56	199,928	0.29%	5.87%	to	4.68%
2006	1.50%	to	2.60%	21,134	10.63	to	10.09	221,499	0.00%	7.33%	to	6.13%
2005	1.50%	to	2.60%	31,607	9.91	to	9.51	309,376	0.00%	1.81%	to	0.67%
Appreciation Portfolio - Initial Shares (DCAP)
2009	0.95%	to	2.45%	4,306,442	14.25	to	9.1	57,939,394	2.62%	21.39%	to	19.44%
2008	0.95%	to	2.45%	5,283,363	11.74	to	7.61	58,519,397	2.08%	-30.22%	to	-31.32%
2007	0.95%	to	2.45%	6,500,979	16.82	to	11.09	103,040,409	1.63%	6.11%	to	4.56%
2006	0.95%	to	2.60%	8,535,184	15.85	to	10.48	127,178,838	1.60%	15.37%	to	13.5%
2005	0.95%	to	2.60%	10,849,045	13.74	to	9.23	140,981,903	0.02%	3.39%	to	1.7%
Appreciation Portfolio - Service Shares (DCAPS)
2009	1.50%	to	2.60%	170,902	10.58	to	9.7	1,765,657	2.67%	20.4%	to	19.05%
2008	1.50%	to	2.60%	243,047	8.79	to	8.15	2,082,345	1.75%	-30.78%	to	-31.55%
2007	1.50%	to	2.60%	281,395	12.69	to	11.91	3,498,498	1.36%	5.24%	to	4.06%
2006	1.50%	to	2.60%	328,325	12.06	to	11.44	3,894,443	1.32%	14.47%	to	13.2%
2005	1.50%	to	2.60%	353,031	10.53	to	10.11	3,670,539	0.00%	2.56%	to	1.42%
Developing Leaders Portfolio - Initial Shares (DSC)
2009	0.95%	to	1.55%	17,873	9	to	8.57	157,759	1.58%	24.84%	to	24.08%
2008	0.95%	to	1.55%	17,445	7.21	to	6.9	123,595	1.08%	-38.19%	to	-38.56%
2007	0.95%	to	1.85%	42,914	11.66	to	9.91	453,757	0.75%	-11.91%	to	-12.71%
2006	0.95%	to	1.85%	41,384	13.24	to	11.35	497,921	0.40%	2.79%	to	1.88%
2005	0.95%	to	1.85%	39,559	12.88	to	11.14	466,784	0.00%	4.8%	to	3.88%
International Value Portfolio - Initial Shares (DVIV)
2009	0.95%	to	1.55%	16,864	15.69	to	14.93	257,017	4.12%	29.73%	to	28.94%
2008	0.95%	to	1.55%	20,031	12.09	to	11.58	235,670	2.72%	-37.92%	to	-38.29%
2007	0.95%	to	1.55%	26,630	19.48	to	18.77	506,713	1.58%	3.16%	to	2.53%
2006	0.95%	to	1.55%	27,160	18.88	to	18.3	503,070	1.40%	21.44%	to	20.7%
2005	0.95%	to	1.55%	29,758	15.55	to	15.16	455,973	0.00%	10.83%	to	10.16%
Capital Appreciation Fund II - Service Shares (FCA2S)
2009	1.50%	to	2.20%	58,283	9.99	to	9.46	565,180	0.71%	11.57%	to	10.77%
2008	1.50%	to	2.20%	70,121	8.95	to	8.54	612,911	0.02%	-30.72%	to	-31.22%
2007	1.50%	to	2.20%	84,547	12.92	to	12.41	1,070,416	0.57%	7.99%	to	7.22%
2006	1.50%	to	2.60%	94,849	11.97	to	11.36	1,115,659	0.53%	14.05%	to	12.78%
2005	1.50%	to	2.60%	101,179	10.49	to	10.07	1,048,079	0.82%	0.17%	to	-0.94%
Clover Value Fund II - Service Shares (FALFS)
2009	1.50%	to	2.60%	23,209	8.41	to	7.72	187,104	2.34%	12.79%	to	11.53%
2008	1.50%	to	2.60%	27,949	7.46	to	6.92	201,610	1.41%	-34.95%	to	-35.68%
2007	1.50%	to	2.60%	43,489	11.46	to	10.76	488,122	1.33%	-11.22%	to	-12.22%
2006	1.50%	to	2.60%	49,357	12.91	to	12.25	626,940	1.32%	14.74%	to	13.46%
2005	1.50%	to	2.60%	58,134	11.25	to	10.8	644,442	1.25%	3.21%	to	2.06%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
High Income Bond Fund II - Service Shares (FHIBS)
2009	1.50%	to	2.60%	242,434	$15.24	to	13.98	$3,594,078	10.82%	50.19%	to	48.52%
2008	1.50%	to	2.60%	273,394	10.15	to	9.41	2,716,350	9.62%	-27.2%	to	-28.02%
2007	1.50%	to	2.60%	339,327	13.94	to	13.08	4,625,870	7.96%	1.63%	to	0.49%
2006	1.50%	to	2.60%	381,404	13.71	to	13.01	5,132,472	8.12%	8.91%	to	7.7%
2005	1.50%	to	2.60%	429,576	12.59	to	12.08	5,327,276	8.31%	0.74%	to	-0.38%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.95%	to	2.20%	312,243	9.93	to	9.48	3,079,972	1.98%	0.32%	to	-0.94%
2008	0.95%	to	2.40%	469,126	9.9	to	9.52	4,620,131	1.76%	-1.81%	to	-3.24%
2007	0.95%	to	1.85%	121,945	10.08	to	9.93	1,223,240	1.48%	-2.43%	to	-3.32%
2006	0.95%	to	2.25%	113,120	10.33	to	10.24	1,166,083	0.00%	3.3%	to	2.4%	*
Quality Bond Fund II - Primary Shares (FQB)
2009	0.95%	to	2.30%	10,095,439	15.65	to	13.44	154,419,893	6.54%	19.29%	to	17.68%
2008	0.95%	to	2.70%	12,428,184	13.12	to	10.98	159,204,010	5.45%	-8.17%	to	-9.79%
2007	0.95%	to	2.70%	16,768,928	14.28	to	12.17	233,498,819	4.90%	4.38%	to	2.55%
2006	0.95%	to	2.70%	19,923,851	13.69	to	11.87	265,905,915	4.23%	3.17%	to	1.36%
2005	0.95%	to	2.70%	24,642,363	13.27	to	11.71	319,956,654	3.84%	0.34%	to	-1.42%
Quality Bond Fund II - Service Shares (FQBS)
2009	1.50%	to	2.60%	538,177	12.7	to	11.65	6,667,702	6.25%	18.35%	to	17.03%
2008	1.50%	to	2.60%	606,570	10.73	to	9.96	6,380,094	4.98%	-8.94%	to	-9.96%
2007	1.50%	to	2.60%	733,237	11.78	to	11.06	8,484,162	4.67%	3.55%	to	2.39%
2006	1.50%	to	2.60%	826,174	11.38	to	10.8	9,261,610	3.83%	2.37%	to	1.23%
2005	1.50%	to	2.60%	906,385	11.12	to	10.67	9,961,595	3.57%	-0.52%	to	-1.63%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.50%	to	2.60%	871,508	13.56	to	12.44	11,508,587	1.15%	33.44%	to	31.95%
2008	1.50%	to	2.60%	983,215	10.16	to	9.43	9,774,545	0.73%	-43.55%	to	-44.18%
2007	1.50%	to	2.60%	1,171,503	18	to	16.89	20,703,707	0.75%	15.53%	to	14.24%
2006	1.50%	to	2.60%	1,229,048	15.58	to	14.79	18,868,372	0.99%	9.76%	to	8.54%
2005	1.50%	to	2.60%	1,274,568	14.2	to	13.62	17,887,257	0.12%	14.9%	to	13.62%
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2009	1.50%	to	2.60%	107,421	11.56	to	10.61	1,209,103	0.34%	54.8%	to	53.07%
2008	1.50%	to	2.60%	137,880	7.47	to	6.93	1,006,487	0.48%	-52.02%	to	-52.56%
2007	1.50%	to	2.60%	172,687	15.57	to	14.61	2,634,568	0.63%	3.85%	to	2.68%
2006	1.50%	to	2.60%	189,220	14.99	to	14.23	2,790,485	0.35%	14.27%	to	13%
2005	1.50%	to	2.60%	200,980	13.12	to	12.59	2,603,222	0.00%	0.89%	to	-0.23%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.95%	to	2.40%	21,380,872	18.73	to	10.26	389,004,147	1.25%	34.38%	to	32.41%
2008	0.95%	to	2.85%	25,997,531	13.94	to	8.86	351,356,151	0.79%	-43.16%	to	-44.31%
2007	0.95%	to	2.85%	34,126,179	24.52	to	15.91	809,299,371	0.79%	16.39%	to	14.21%
2006	0.95%	to	2.85%	42,459,981	21.07	to	13.93	863,420,871	1.11%	10.53%	to	8.49%
2005	0.95%	to	2.85%	48,190,974	19.06	to	12.84	889,863,683	0.19%	15.74%	to	13.6%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2009	0.95%	to	2.70%	2,882,823	8.95	to	13.58	25,998,693	0.23%	46.17%	to	43.18%
2008	0.95%	to	2.70%	3,165,031	6.12	to	9.49	20,000,808	0.00%	-54.84%	to	-55.66%
2007	0.95%	to	2.70%	3,230,157	13.56	to	21.39	47,071,865	0.14%	44.25%	to	41.81%
2006	0.95%	to	2.65%	1,092,891	9.4	to	15.1	11,353,460	1.20%	-6.01%	to	-7.03%	*
2005	1.25%			2,596	13.4			34,792	0.71%	34.02%			*

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2009	0.95%	to	2.70%	21,467,817	$12.97	to	9.35	$276,837,475	2.09%	28.8%	to	26.3%
2008	0.95%	to	2.70%	26,543,981	10.07	to	7.4	265,365,034	2.08%	-43.25%	to	-44.34%
2007	0.95%	to	2.70%	36,071,966	17.75	to	13.29	634,319,837	1.59%	0.45%	to	-1.27%
2006	0.95%	to	2.65%	45,771,858	17.67	to	13.52	802,115,173	3.09%	18.94%	to	16.97%
2005	0.95%	to	2.65%	54,528,487	14.86	to	11.56	805,264,252	1.58%	4.76%	to	3%
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2009	1.50%	to	2.60%	766,428	10.14	to	9.3	7,577,401	2.02%	27.94%	to	26.51%
2008	1.50%	to	2.60%	912,834	7.92	to	7.35	7,081,339	2.06%	-43.67%	to	-44.3%
2007	1.50%	to	2.60%	1,101,407	14.07	to	13.2	15,223,234	1.58%	-0.25%	to	-1.37%
2006	1.50%	to	2.60%	1,257,321	14.1	to	13.38	17,476,446	2.90%	18.14%	to	16.82%
2005	1.50%	to	2.60%	1,326,705	11.94	to	11.46	15,660,964	1.46%	3.99%	to	2.83%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2009	0.95%	to	2.05%	805,897	10.35	to	10.88	8,312,434	3.67%	22.97%	to	21.54%
2008	0.95%	to	2.05%	949,001	8.41	to	8.96	8,045,675	2.78%	-25.79%	to	-26.65%
2007	0.95%	to	2.05%	717,498	11.34	to	12.21	8,298,619	3.47%	7.61%	to	6.46%
2006	0.95%	to	2.00%	238,181	10.54	to	11.48	2,662,735	5.69%	5.37%	to	4.65%	*
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2009	1.25%	to	2.25%	2,327	11.22	to	10.7	25,849	4.06%	22.41%	to	21.17%
2008	1.25%			2,431	9.17			22,292	2.65%	-26.10%
2007	1.25%			2,743	12.4			34,024	2.15%	7.06%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2009	0.95%	to	1.95%	660,383	9.79	to	9.43	6,433,356	3.47%	27.55%	to	26.27%
2008	0.95%	to	2.30%	670,911	7.68	to	8.47	5,207,667	2.64%	-33.35%	to	-34.31%
2007	0.95%	to	2.30%	561,279	11.52	to	12.89	6,595,444	2.99%	9.11%	to	7.68%
2006	0.95%	to	1.75%	203,073	10.56	to	12.08	2,180,054	2.85%	5.57%	to	5.04%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2009	1.25%	to	2.25%	13,725	11.11	to	10.6	148,069	4.25%	26.94%	to	25.66%
2008	1.25%	to	2.25%	8,292	8.75	to	8.43	71,695	2.97%	-33.64%	to	-34.31%
2007	1.25%	to	2.25%	3,382	13.19	to	12.84	43,848	2.13%	8.59%	to	7.48%
2006	1.25%	to	2.25%	2,852	12.15	to	11.95	34,337	2.38%	10.31%	to	9.2%
2005	1.25%			379	11.01			4,174	1.01%	10.14%			*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2009	0.95%	to	1.80%	357,399	9.3	to	9.01	3,312,351	2.28%	30.16%	to	29.04%
2008	0.95%	to	2.10%	329,992	7.15	to	8.17	2,371,508	2.23%	-38.67%	to	-39.43%
2007	0.95%	to	2.10%	301,314	11.65	to	13.49	3,625,337	3.07%	10.15%	to	8.93%
2006	0.95%	to	1.80%	85,992	10.58	to	12.45	948,186	2.81%	5.77%	to	5.21%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2009	1.25%	to	2.25%	33,564	10.86	to	10.35	359,536	2.04%	29.54%	to	28.23%
2008	1.25%	to	2.25%	35,261	8.38	to	8.07	292,303	2.44%	-38.95%	to	-39.57%
2007	1.25%	to	2.25%	27,932	13.73	to	13.36	377,140	2.63%	9.68%	to	8.57%
2006	1.25%	to	2.25%	12,830	12.51	to	12.3	158,537	2.54%	11.52%	to	10.39%
2005	1.25%			372	11.22			4,175	1.01%	12.22%			*
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2009	0.95%	to	2.05%	2,823,689	8.54	to	5.68	23,519,320	0.37%	44.33%	to	42.73%
2008	0.95%	to	2.20%	3,325,249	5.91	to	3.92	19,201,947	0.30%	-55.49%	to	-56.05%
2007	0.95%	to	2.20%	4,293,709	13.29	to	8.92	55,514,117	0.00%	21.87%	to	20.32%
2006	0.95%	to	2.35%	5,734,093	10.9	to	7.58	60,614,578	0.64%	4.3%	to	2.86%
2005	0.95%	to	2.35%	7,586,186	10.45	to	7.37	77,163,649	0.84%	7.83%	to	6.35%
VIP Fund - Growth Portfolio - Service Class (FGS)
2009	0.95%	to	2.30%	15,488,178	11.6	to	6.92	170,635,502	0.32%	26.93%	to	24.94%
2008	0.95%	to	2.40%	18,900,121	9.14	to	5.48	163,345,176	0.63%	-47.74%	to	-48.55%
2007	0.95%	to	2.50%	25,956,718	17.48	to	10.55	427,273,711	0.64%	25.66%	to	23.77%
2006	0.95%	to	2.65%	33,064,556	13.91	to	8.42	428,694,016	0.30%	5.72%	to	3.95%
2005	0.95%	to	2.65%	41,679,172	13.16	to	8.1	513,272,202	0.40%	4.67%	to	2.9%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2009	1.50%	to	2.60%	341,722	$8.78	to	8.06	$2,922,370	0.19%	26.05%	to	24.64%
2008	1.50%	to	2.60%	418,764	6.97	to	6.46	2,846,744	0.55%	-48.1%	to	-48.68%
2007	1.50%	to	2.60%	450,197	13.42	to	12.6	5,923,337	0.39%	24.75%	to	23.35%
2006	1.50%	to	2.60%	544,353	10.76	to	10.21	5,765,569	0.16%	4.98%	to	3.81%
2005	1.50%	to	2.60%	584,358	10.25	to	9.84	5,916,818	0.27%	3.92%	to	2.77%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2009	0.95%	to	2.45%	5,487,281	11.55	to	10.06	64,565,193	7.36%	42.41%	to	40.23%
2008	0.95%	to	2.45%	7,073,592	8.11	to	7.18	58,430,449	7.31%	-25.78%	to	-26.93%
2007	0.95%	to	2.55%	10,440,891	10.92	to	9.73	116,457,034	6.02%	1.68%	to	0.06%
2006	0.95%	to	2.65%	18,673,694	10.74	to	9.65	206,301,456	7.08%	10.12%	to	8.27%
2005	0.95%	to	2.65%	22,786,741	9.76	to	8.91	228,692,417	14.51%	1.55%	to	-0.16%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2009	0.95%	to	2.45%	4,212,440	10.41	to	9.99	43,660,512	8.36%	42.56%	to	40.38%
2008	0.95%	to	2.45%	3,359,844	7.3	to	7.11	24,447,258	7.39%	-25.69%	to	-26.85%
2007	0.95%	to	2.45%	3,077,761	9.82	to	9.72	30,185,520	17.46%	-1.77%	to	-2.77%	*
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2009	0.95%	to	2.40%	6,353,808	12.41	to	12.21	78,092,553	8.2%	14.57%	to	12.92%
2008	0.95%	to	2.25%	4,984,533	10.83	to	10.92	53,716,394	4.23%	-4.26%	to	-5.51%
2007	0.95%	to	2.25%	5,743,749	11.31	to	11.56	65,152,473	3.99%	3.22%	to	1.88%
2006	0.95%	to	2.40%	5,515,247	10.96	to	11.27	61,260,909	3.59%	3.31%	to	1.81%
2005	0.95%	to	2.40%	4,565,853	10.61	to	11.07	49,110,582	3.14%	1.11%	to	-0.35%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2009	0.95%	to	2.40%	3,928,131	9.39	to	12.1	36,894,241	0.64%	38.69%	to	36.5%
2008	0.95%	to	2.65%	3,606,217	6.77	to	8.78	24,918,988	0.34%	-40.08%	to	-41.17%
2007	0.95%	to	2.65%	3,720,767	11.3	to	14.92	43,912,299	0.76%	14.38%	to	12.48%
2006	0.95%	to	2.65%	2,219,901	9.88	to	13.27	23,686,575	0.00%	-1.2%	to	-2.29%	*
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2009	1.50%	to	2.60%	463,361	17.16	to	15.74	7,739,724	0.34%	37.66%	to	36.12%
2008	1.50%	to	2.60%	562,586	12.46	to	11.56	6,851,029	0.24%	-40.51%	to	-41.18%
2007	1.50%	to	2.60%	688,268	20.95	to	19.66	14,136,936	0.50%	13.6%	to	12.32%
2006	1.50%	to	2.60%	726,383	18.44	to	17.5	13,188,602	0.18%	10.72%	to	9.49%
2005	1.50%	to	2.60%	734,732	16.66	to	15.99	12,091,781	0.00%	16.25%	to	14.96%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2009	0.95%	to	2.20%	1,697,629	13.63	to	10.02	23,195,540	1.92%	25.24%	to	23.66%
2008	0.95%	to	2.20%	2,082,989	10.88	to	8.1	22,758,715	2.28%	-44.4%	to	-45.1%
2007	0.95%	to	2.20%	2,660,164	19.57	to	14.76	52,254,014	3.14%	16.09%	to	14.61%
2006	0.95%	to	2.20%	3,528,715	16.86	to	12.88	60,072,973	0.82%	16.83%	to	15.36%
2005	0.95%	to	2.25%	4,468,213	14.43	to	11.88	65,144,063	0.56%	17.84%	to	16.37%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2009	1.50%	to	2.60%	421,604	13.03	to	11.96	5,354,781	1.89%	24.31%	to	22.92%
2008	1.50%	to	2.60%	503,679	10.49	to	9.73	5,159,377	2.09%	-44.79%	to	-45.41%
2007	1.50%	to	2.60%	614,490	18.99	to	17.82	11,430,563	2.99%	15.29%	to	14%
2006	1.50%	to	2.60%	648,323	16.47	to	15.63	10,502,811	0.74%	16.05%	to	14.76%
2005	1.50%	to	2.60%	675,789	14.19	to	13.62	9,468,985	0.50%	16.97%	to	15.66%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2009	0.95%	to	2.45%	3,074,483	$13.75	to	12.23	$41,693,409	1.92%	25.29%	to	23.15%
2008	0.95%	to	2.45%	3,829,152	10.98	to	9.93	41,459,294	2.16%	-44.41%	to	-45.32%
2007	0.95%	to	2.45%	5,132,023	19.75	to	18.16	100,110,525	3.14%	16.11%	to	14.43%
2006	0.95%	to	2.65%	6,293,681	17.01	to	15.72	105,827,473	0.86%	16.83%	to	14.93%
2005	0.95%	to	2.65%	6,958,794	14.56	to	13.68	100,454,692	0.52%	17.8%	to	15.85%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	0.95%	to	2.20%	1,328,090	12.14	to	11.01	15,897,453	0.5%	55.9%	to	53.93%
2008	0.95%	to	2.40%	1,388,196	7.79	to	7.06	10,650,306	0.58%	-51.64%	to	-52.44%
2007	0.95%	to	2.50%	1,995,932	16.1	to	14.75	31,684,564	0.95%	4.59%	to	3.02%
2006	0.95%	to	2.65%	2,381,904	15.39	to	14.22	36,180,710	0.60%	15.1%	to	13.19%
2005	0.95%	to	2.65%	3,312,290	13.38	to	12.56	43,862,396	0.00%	1.58%	to	-0.12%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2009	0.95%	to	2.25%	4,609,866	10.72	to	10.2	48,998,095	7.73%	34.31%	to	32.46%
2008	0.95%	to	2.30%	4,245,169	7.98	to	7.69	33,666,942	5.72%	-30.32%	to	-31.33%
2007	0.95%	to	2.30%	5,243,133	11.45	to	11.2	59,809,002	4.36%	2.77%	to	1.41%
2006	0.95%	to	2.25%	3,299,693	11.15	to	11.05	36,704,669	0.32%	11.46%	to	10.5%	*
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2009	1.25%	to	2.25%	63,352	10.64	to	9.5	653,229	1.46%	15.86%	to	14.7%
2008	1.25%	to	2.25%	74,256	9.18	to	8.28	662,345	1.79%	-28.01%	to	-28.74%
2007	1.25%	to	2.25%	90,221	12.75	to	11.63	1,120,876	2.39%	-3.91%	to	-4.89%
2006	1.25%	to	2.25%	106,400	13.27	to	12.22	1,376,537	1.25%	15.66%	to	14.5%
2005	1.25%	to	2.25%	82,711	11.47	to	10.68	935,884	0.77%	2.14%	to	6.75%	*
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2009	0.95%	to	2.30%	2,007,761	8.36	to	10.2	17,042,279	1.45%	27.93%	to	26.01%
2008	0.95%	to	2.65%	2,135,224	6.53	to	7.99	14,375,230	1.15%	-33.65%	to	-34.86%
2007	0.95%	to	2.40%	1,615,021	9.84	to	12.35	16,573,648	0.90%	-3.31%	to	-4.69%
2006	0.95%	to	2.25%	1,233,894	10.18	to	12.63	13,300,620	0.11%	1.81%	to	14.36%	*
2005	1.25%			29,831	14.02			418,165	0.73%	7.41%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2009	0.95%	to	2.20%	1,279,742	10.93	to	10.43	14,037,162	2.63%	70.99%	to	68.84%
2008	0.95%	to	2.15%	746,789	6.39	to	6.19	4,888,874	2.66%	-53.12%	to	-53.69%
2007	0.95%	to	2.30%	1,629,698	13.63	to	19.9	23,911,115	1.70%	27.47%	to	25.86%
2006	0.95%	to	2.25%	483,848	10.69	to	15.83	5,857,903	0.35%	6.95%	to	6.08%	*
2005	1.25%			11,667	12.7			148,149	0.00%	26.98%			*
Templeton Foreign Securities Fund - Class 2 (TIF2)
2009	1.25%			2,121	14.83			31,449	4.37%	35.33%
2008	1.25%			4,144	10.96			45,418	2.18%	-41.12%
2007	1.25%			5,496	18.61			102,271	1.90%	14.01%
2006	1.25%			6,397	16.32			104,412	1.25%	19.93%
2005	1.25%			7,345	13.61			99,962	1.10%	8.8%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2009	0.95%	to	2.25%	1,082,482	9.98	to	11.67	10,823,879	3.4%	35.89%	to	33.94%
2008	0.95%	to	2.20%	1,248,884	7.35	to	8.73	9,345,898	2.65%	-40.96%	to	-41.76%
2007	0.95%	to	2.20%	1,094,763	12.44	to	14.99	14,104,423	2.37%	14.34%	to	12.98%
2006	0.95%	to	2.10%	505,381	10.88	to	13.29	5,780,587	0.39%	8.83%	to	8.05%	*
2005	1.25%			32,270	12.37			399,267	0.68%	8.76%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2009	0.95%	to	2.70%	3,437,497	14.25	to	13.76	48,665,063	13.65%	17.56%	to	15.54%
2008	0.95%	to	2.70%	3,465,329	12.12	to	11.91	41,907,618	3.91%	5.2%	to	3.38%
2007	0.95%	to	2.70%	2,850,554	11.52			32,899,638	2.47%	9.97%	to	8.07%
2006	0.95%	to	2.30%	1,106,336	10.47	to	10.73	11,740,492	0.98%	4.74%	to	3.82%	*
2005	1.25%			7,294	9.8			71,475	0.00%	-2.01%			*
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2009	0.95%	to	2.40%	392,225	8.53	to	8.31	3,326,554	4.2%	29.01%	to	26.98%
2008	0.95%	to	2.40%	152,212	6.61	to	6.54	1,004,818	5.09%	-33.86%	to	-34.56%	*

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Guardian Portfolio - I Class Shares (AMGP)
2009	1.6%	to	1.75%	24,926	$14.87	to	10.03	$282,823	0.01%	27.61%	to	27.42%
2008	0.95%	to	2.65%	3,174,895	13.25	to	7.86	38,909,878	0.51%	-37.84%	to	-38.97%
2007	0.95%	to	2.30%	4,032,425	21.32	to	13.29	80,055,450	0.26%	6.36%	to	4.97%
2006	0.95%	to	2.30%	5,156,402	20.04	to	12.66	95,524,513	0.63%	12.3%	to	10.83%
2005	0.95%	to	2.40%	6,511,626	17.85	to	11.34	107,576,898	0.15%	7.36%	to	5.85%
International Portfolio - S Class Shares (AMINS)
2008	0.95%	to	2.20%	266,109	5.63	to	7.39	1,559,540	0.00%	-46.95%	to	-47.7%
2007	0.95%	to	2.40%	1,121,173	10.61	to	14.06	12,875,434	2.30%	2.23%	to	0.79%
2006	0.95%	to	2.40%	506,394	10.38	to	13.95	5,724,548	0.37%	3.83%	to	2.87%	*
2005	1.25%			812	11.65			9,462	0.21%	16.53%			*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2009	1.60%	to	1.75%	27,121	15.84	to	11.18	349,144	0.00%	29.49%	to	29.3%
2008	0.95%	to	2.30%	4,899,483	15	to	8.04	66,348,641	0.00%	-43.91%	to	-44.73%
2007	0.95%	to	2.35%	6,698,477	26.75	to	14.48	160,332,215	0.00%	21.36%	to	19.74%
2006	0.95%	to	2.65%	8,624,822	22.04	to	11.8	167,202,644	0.00%	13.61%	to	11.74%
2005	0.95%	to	2.65%	10,420,932	19.4	to	10.56	179,006,315	0.00%	12.66%	to	10.81%
Partners Portfolio- I Class Shares (AMTP)
2009	1.60%	to	1.75%	49,029	13.67	to	10.23	508,356	0.04%	53.58%	to	53.34%
2008	0.95%	to	2.40%	5,238,503	8.4	to	6.9	45,631,990	0.46%	-52.85%	to	-53.6%
2007	0.95%	to	2.65%	7,015,661	17.81	to	14.54	129,223,624	0.60%	8.29%	to	6.48%
2006	0.95%	to	2.65%	9,274,134	16.45	to	13.66	158,663,346	0.69%	11.18%	to	9.33%
2005	0.95%	to	2.65%	11,757,754	14.79	to	12.49	180,431,475	1.02%	16.93%	to	15.02%
Regency Portfolio - S Class Shares (AMRS)
2009	1.25%			422	9.93			4,191	0.00%	44.33%
2008	0.95%	to	2.15%	408,423	5.58	to	6.65	2,329,001	0.85%	-46.46%	to	-47.19%
2007	0.95%	to	2.15%	536,697	10.42	to	12.6	5,708,166	0.46%	2.07%	to	0.87%
2006	0.95%	to	2.05%	461,292	10.2	to	12.51	4,821,327	0.66%	2.04%	to	1.31%	*
2005	1.25%	to	2.25%	8,773	11.57	to	11.49	101,379	0.00%	15.65%	to	14.88%	*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2009	0.95%	to	2.60%	189,090	7.08	to	9.17	1,482,626	0.00%	21.59%	to	19.56%
2008	0.95%	to	2.60%	150,345	5.82	to	7.67	1,041,006	0.00%	-40.05%	to	-41.05%
2007	0.95%	to	2.60%	138,132	9.71	to	13.01	1,705,972	0.00%	-0.45%	to	-2.11%
2006	0.95%	to	2.60%	118,814	9.76	to	13.29	1,557,992	0.00%	-2.44%	to	2.52%	*
2005	1.50%	to	2.60%	117,937	13.51	to	12.97	1,575,618	0.00%	1.36%	to	0.23%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2009	0.95%	to	2.45%	315,329	11.22	to	10.29	3,523,342	2.09%	30.18%	to	28.21%
2008	0.95%	to	2.45%	389,079	8.62	to	8.03	3,377,675	1.01%	-40.02%	to	-40.93%
2007	0.95%	to	2.20%	1,195,809	14.37	to	16.56	17,666,241	0.11%	6.59%	to	5.3%
2006	0.95%	to	2.20%	801,737	13.48	to	15.73	11,396,044	0.13%	12.63%	to	11.26%
2005	0.95%	to	2.20%	380,100	11.97	to	14.14	4,777,305	0.00%	5.84%	to	4.56%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50%	to	2.60%	366,282	9.9	to	9.09	3,549,018	0.01%	41.99%	to	40.41%
2008	1.50%	to	2.60%	441,461	6.98	to	6.47	3,022,639	0.00%	-46.48%	to	-47.08%
2007	1.50%	to	2.60%	515,617	13.03	to	12.23	6,607,818	0.01%	12.14%	to	10.88%
2006	1.50%	to	2.60%	561,578	11.62	to	11.03	6,433,761	0.20%	6.07%	to	4.89%
2005	1.50%	to	2.60%	651,152	10.96	to	10.52	7,054,563	0.75%	3.29%	to	2.14%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.95%	to	2.45%	10,161,530	$14.02	to	9.58	$144,577,862	0.33%	43.15%	to	40.77%
2008	0.95%	to	2.65%	12,747,789	9.8	to	6.67	126,536,235	0.15%	-46.04%	to	-47.02%
2007	0.95%	to	2.70%	17,017,191	18.15	to	12.53	312,810,367	0.24%	13.06%	to	11.12%
2006	0.95%	to	2.70%	21,906,532	16.06	to	11.27	357,036,397	0.39%	6.93%	to	5.08%
2005	0.95%	to	2.70%	28,080,385	15.02	to	10.73	427,622,622	0.92%	4.1%	to	2.3%
Global Securities Fund/VA - Class 3 (OVGS3)
2009	0.95%	to	2.60%	5,462,572	19.19	to	17.16	103,265,246	2.26%	38.37%	to	36.06%
2008	0.95%	to	2.65%	6,681,809	13.87	to	12.6	91,407,219	1.60%	-40.76%	to	-41.86%
2007	0.95%	to	2.65%	8,674,031	23.41	to	21.68	200,680,424	1.42%	5.32%	to	3.57%
2006	0.95%	to	2.65%	10,676,504	22.23	to	20.93	234,998,177	1.03%	16.57%	to	14.67%
2005	0.95%	to	2.65%	11,634,927	19.07	to	18.25	220,237,863	0.96%	13.25%	to	11.39%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2009	0.95%	to	2.40%	5,899,391	12.22	to	10.59	70,940,440	2.32%	38.44%	to	36.42%
2008	0.95%	to	2.85%	7,350,485	8.82	to	11.65	65,562,649	1.66%	-40.76%	to	-41.97%
2007	0.95%	to	2.85%	9,761,653	14.89	to	20.08	153,056,196	1.43%	5.3%	to	3.34%
2006	0.95%	to	2.85%	11,724,356	14.14	to	19.43	180,011,728	1.05%	16.58%	to	14.43%
2005	0.95%	to	2.85%	14,093,591	12.13	to	16.98	186,103,129	1.01%	13.23%	to	11.14%
Global Securities Fund/VA - Service Class (OVGSS)
2009	1.50%	to	2.60%	234,040	13.88	to	12.73	3,160,699	2.01%	37.26%	to	35.73%
2008	1.50%	to	2.60%	299,786	10.11	to	9.38	2,960,179	1.33%	-41.23%	to	-41.89%
2007	1.50%	to	2.60%	370,311	17.2	to	16.14	6,237,525	1.22%	4.48%	to	3.31%
2006	1.50%	to	2.60%	416,735	16.47	to	15.63	6,740,600	0.85%	15.61%	to	14.32%
2005	1.50%	to	2.60%	497,633	14.24	to	13.67	6,993,925	0.85%	12.35%	to	11.1%
High Income Fund/VA - Class 3 (OVHI3)
2009	0.95%	to	2.20%	859,349	2.52	to	2.44	2,158,516	0.00%	25.55%	to	23.96%
2008	0.95%	to	2.20%	160,909	2.01	to	1.96	322,010	5.25%	-79.09%	to	-79.36%
2007	0.95%	to	2.25%	182,957	9.6	to	9.52	1,752,944	0.00%	-4%	to	-4.85%	*
High Income Fund/VA - Non-Service Shares (OVHI)
2009	0.95%	to	1.65%	45,401	2.73	to	2.79	123,551	0.00%	24.13%	to	21.8%
2008	0.95%	to	1.70%	58,162	2.2	to	2.29	128,455	8.37%	-78.88%	to	-79.1%
2007	0.95%	to	2.25%	128,274	10.43	to	10.79	1,349,911	9.65%	-1.06%	to	-2.33%
2006	0.95%	to	2.30%	225,947	10.54	to	11.04	2,407,087	0.00%	5.41%	to	4.47%	*
High Income Fund/VA - Service Class (OVHIS)
2009	1.25%			8,314	3.11			25,880	0.00%	24.38%
2008	1.25%			9,322	2.5			23,306	7.46%	-78.84%
2007	1.25%			10,820	11.83			127,992	10.61%	-1.72%
2006	1.25%			11,906	12.04			143,303	8.95%	7.86%
2005	1.25%			22,431	11.16			250,299	8.18%	0.73%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2009	0.95%	to	2.30%	10,897,405	10.81	to	8.75	123,287,525	1.97%	27.07%	to	25.17%
2008	0.95%	to	2.65%	13,429,592	8.51	to	6.75	119,566,222	1.61%	-39.06%	to	-40.17%
2007	0.95%	to	2.65%	18,473,644	13.96	to	11.28	270,387,331	1.08%	3.43%	to	1.7%
2006	0.95%	to	2.65%	23,057,427	13.5	to	11.09	329,617,768	1.16%	13.94%	to	12.04%
2005	0.95%	to	2.65%	27,537,079	11.85	to	9.9	345,511,948	1.36%	4.97%	to	3.21%
Main Street Fund(R)/VA - Service Class (OVGIS)
2009	1.50%	to	2.60%	334,673	9.91	to	9.1	3,245,291	1.66%	26.07%	to	24.67%
2008	1.50%	to	2.60%	391,338	7.86	to	7.3	3,018,113	1.37%	-39.55%	to	-40.22%
2007	1.50%	to	2.60%	664,432	13.01	to	12.21	8,506,714	0.86%	2.58%	to	1.43%
2006	1.50%	to	2.60%	714,818	12.68	to	12.03	8,944,319	0.98%	13.04%	to	11.78%
2005	1.50%	to	2.60%	782,227	11.22	to	10.77	8,680,626	1.15%	4.16%	to	3%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2009	0.95%	to	2.00%	1,073,093	$8.21	to	10.63	$8,820,680	0.86%	35.89%	to	34.28%
2008	0.95%	to	2.20%	954,905	6.04	to	7.85	5,836,724	0.51%	-38.42%	to	-39.28%
2007	0.95%	to	2.20%	1,108,657	9.82	to	12.94	11,355,895	0.31%	-2.15%	to	-3.35%
2006	0.95%	to	2.25%	660,025	10.03	to	9.94	7,089,285	0.00%	0.31%	to	-0.56%	*
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2009	1.25%			14,582	11.99			174,782	0.65%	35.17%
2008	1.25%			15,897	8.87			141,006	0.26%	-38.78%
2007	1.25%			13,112	14.48			189,918	0.17%	-2.63%
2006	1.25%			14,220	14.88			211,533	0.02%	13.23%
2005	1.25%			12,741	13.14			167,389	0.00%	8.35%
MidCap Fund/VA - Non-Service Shares (OVAG)
2009	0.95%	to	2.25%	5,642,712	9.65	to	3.85	58,874,182	0.00%	31.35%	to	29.62%
2008	0.95%	to	2.30%	6,695,313	7.35	to	2.95	53,173,243	0.00%	-49.55%	to	-50.24%
2007	0.95%	to	2.70%	8,636,413	14.57	to	11.51	135,797,826	0.00%	5.32%	to	3.48%
2006	0.95%	to	2.70%	11,328,404	13.83	to	11.12	171,399,480	0.00%	1.98%	to	0.23%
2005	0.95%	to	2.70%	14,779,566	13.56	to	11.1	218,757,332	0.00%	11.26%	to	9.38%
Strategic Bond Fund/VA - Service Class (OVSBS)
2009	1.50%	to	2.60%	325,335	14.31	to	13.13	4,558,458	0.24%	16.63%	to	15.33%
2008	1.50%	to	2.60%	346,353	12.27	to	11.39	4,170,962	5.23%	-15.77%	to	-16.71%
2007	1.50%	to	2.60%	452,665	14.57	to	13.67	6,489,866	3.32%	7.9%	to	6.69%
2006	1.50%	to	2.60%	418,884	13.5	to	12.81	5,583,752	3.61%	5.63%	to	4.45%
2005	1.50%	to	2.60%	360,341	12.78	to	12.27	4,553,817	4.19%	0.95%	to	-0.18%
Real Return Portfolio - Administrative Class (PMVRRA)
2009	0.95%	to	1.30%	65,525	12.02	to	11.87	782,688	3.12%	17.27%	to	16.95%
2008	0.95%	to	1.30%	66,141	10.25	to	10.15	675,187	3.63%	-7.91%	to	-8.31%
2007	0.95%	to	1.30%	25,083	11.13	to	11.07	278,591	5.95%	9.66%	to	9.28%
2006	0.95%	to	1.30%	74,407	10.15	to	10.13	755,146	3.97%	1.5%	to	1.3%	*
Series D (Global Series) (SBLD)
2009	1.10%	to	1.30%	23,481	9.02	to	8.96	211,619	0.00%	17.91%	to	18.21%
2008	0.95%	to	1.30%	21,833	7.65	to	7.58	166,288	0.00%	-33.80%	to	-39.17%
2007	1.10%	to	1.30%	15,283	12.5	to	12.46	190,962	0.00%	7.67%	to	7.32%
2006	1.10%	to	1.15%	10,257	11.61			119,083	0.00%	16.1%			*
Series J (Mid Cap Growth Series) (SBLJ)
2009	0.95%	to	1.30%	14,777	7.74	to	7.65	113,801	0.00%	42.54%	to	42.19%
2008	0.95%	to	1.30%	11,088	5.43	to	5.38	59,995	0.00%	-40.54%	to	-40.75%
2007	0.95%	to	1.30%	6,602	9.13	to	9.08	60,149	0.00%	-11.36%	to	-11.67%
2006	0.95%	to	1.20%	5,632	10.3	to	10.28	57,954	0.00%	3%	to	2.8%	*
Series N (Managed Asset Allocation Series) (SBLN)
2009	0.95%	to	1.25%	14,169	10.38	to	10.27	146,319	0.00%	24.46%	to	24.03%
2008	0.95%	to	1.25%	12,844	8.34	to	8.28	106,763	0.00%	-27.92%	to	-28.06%
2007	0.95%	to	1.25%	10,932	11.57	to	11.51	126,202	0.00%	5.09%	to	4.64%
2006	1.10%	to	1.25%	5,872	11.01	to	11	64,646	0.00%	10.1%	to	10%	*
Series O (All Cap Value Series) (SBLO)
2009	0.95%	to	1.30%	75,841	9.31	to	9.19	702,539	0.00%	31.87%	to	31.29%
2008	0.95%	to	1.30%	117,337	7.06	to	7	826,269	0.00%	-39.03%	to	-39.24%
2007	0.95%	to	1.30%	25,150	11.58	to	11.52	290,548	0.00%	1.85%	to	1.41%
2006	0.95%	to	1.15%	13,985	11.37	to	11.36	158,900	0.00%	13.7%	to	13.6%	*

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Series P (High Yield Series) (SBLP)
2009	0.95%	to	1.30%	35,166	$12.72	to	12.56	$445,532	0.00%	71.2%	to	70.42%
2008	0.95%	to	1.30%	17,473	7.43	to	7.37	129,324	0.00%	-30.69%	to	-30.86%
2007	0.95%	to	1.30%	40,974	10.72	to	10.66	438,344	0.00%	1.13%	to	0.76%
2006	0.95%	to	1.30%	57,506	10.6	to	10.58	609,242	0.00%	6%	to	5.8%	*
Series Q (Small Cap Value Series) (SBLQ)
2009	0.95%	to	1.30%	63,451	11.06	to	10.92	697,437	0.00%	54.47%	to	53.8%
2008	0.95%	to	1.30%	64,592	7.16	to	7.1	460,344	0.00%	-39.17%	to	-39.37%
2007	0.95%	to	1.30%	52,222	11.77	to	11.71	612,804	0.00%	9.29%	to	8.83%
2006	1.10%	to	1.20%	17,623	10.77	to	10.76	189,748	0.00%	7.7%	to	7.6%	*
Series V (Mid Cap Value Series) (SBLV)
2009	0.95%	to	1.30%	185,377	10.95	to	10.81	2,018,141	0.00%	42.58%	to	42.05%
2008	0.95%	to	1.30%	173,469	7.68	to	7.61	1,327,038	0.00%	-29.15%	to	-29.41%
2007	0.95%	to	1.30%	128,838	10.84	to	10.78	1,392,964	0.00%	0.93%	to	0.56%
2006	0.95%	to	1.25%	48,041	10.74	to	10.72	515,556	0.00%	7.4%	to	7.2%	*
Series X (Small Cap Growth Series) (SBLX)
2009	0.95%	to	1.15%	6,371	7.56	to	7.51	47,929	0.00%	33.81%	to	33.63%
2008	0.95%	to	1.15%	4,010	5.65	to	5.62	22,552	0.00%	-47.59%	to	-47.82%
2007	1.10%	to	1.15%	145	10.78	to	10.77	1,561	0.00%	4.46%	to	4.36%
2006	1.10%	to	1.15%	81	10.32			836	0.00%	3.2%			*
Series Y (Select 25 Series) (SBLY)
2009	1.10%	to	1.25%	3,045	8.25	to	8.2	25,093	0.00%	31.79%	to	31.62%
2008	1.10%	to	1.25%	2,318	6.26	to	6.23	14,497	0.00%	-37.77%	to	-37.89%
2007	1.10%	to	1.25%	545	10.06	to	10.03	5,466	0.00%	-7.2%	to	-7.39%
2006	1.10%	to	1.25%	1,127	10.84	to	10.83	12,212	0.00%	8.4%	to	8.3%	*
Total Return Portfolio - Administrative Class (PMVTRA)
2009	0.95%	to	1.30%	188,936	13.08	to	12.92	2,460,265	5.11%	12.95%	to	12.64%
2008	0.95%	to	1.30%	153,732	11.58	to	11.47	1,774,326	4.48%	3.86%	to	3.43%
2007	0.95%	to	1.30%	33,848	11.15	to	11.09	376,864	5.60%	7.73%	to	7.15%
2006	0.95%	to	1.10%	21,396	10.35			221,448	3.67%	3.5%			*
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2009	1.25%			1,111	10.02			11,122	2.6%	28.19%
2008	1.25%			1,634	7.81			12,762	2.03%	-39.46%
2007	1.25%			2,177	12.91			28,097	1.24%	-7.22%
2006	1.25%			2,742	13.91			38,143	1.39%	14.47%
2005	1.25%			3,329	12.15			40,456	2.10%	3.92%
Capital Growth Portfolio - Class II (ACEG2)
2009	1.50%	to	2.60%	181,324	9.63	to	8.83	1,694,443	0.00%	63.16%	to	61.34%
2008	1.50%	to	2.50%	207,406	5.9	to	5.51	1,194,326	0.19%	-49.88%	to	-50.39%
2007	1.50%	to	2.50%	215,311	11.77	to	11.11	2,481,515	0.00%	14.88%	to	13.71%
2006	1.50%	to	2.60%	254,837	10.25	to	9.72	2,564,525	0.00%	1.09%	to	-0.04%
2005	1.50%	to	2.60%	281,218	10.14	to	9.73	2,808,969	0.01%	6.03%	to	4.85%
Comstock Portfolio - Class II (ACC2)
2009	1.50%	to	2.60%	821,709	10.81	to	9.92	8,659,295	4.31%	26.48%	to	25.07%
2008	1.50%	to	2.60%	1,011,292	8.55	to	7.93	8,446,011	2.42%	-36.77%	to	-37.47%
2007	1.50%	to	2.60%	1,281,115	13.52	to	12.68	16,966,951	1.68%	-3.8%	to	-4.88%
2006	1.50%	to	2.60%	1,437,197	14.05	to	13.33	19,854,900	1.25%	14.31%	to	13.04%
2005	1.50%	to	2.60%	1,555,924	12.29	to	11.8	18,867,355	0.94%	2.55%	to	1.41%
Diversified Stock Fund Class A Shares (VYDS)
2009	0.95%	to	2.05%	510,692	11.1	to	9.81	5,537,239	0.82%	25.85%	to	24.28%
2008	0.95%	to	2.05%	691,105	8.82	to	7.89	5,917,748	0.73%	-38.46%	to	-39.19%
2007	0.95%	to	2.15%	975,201	14.33	to	12.87	13,517,054	0.67%	8.9%	to	7.64%
2006	0.95%	to	2.15%	1,255,579	13.16	to	11.96	15,902,096	0.32%	12.6%	to	11.3%
2005	0.95%	to	2.15%	1,477,938	11.68	to	10.74	16,700,637	0.08%	7.72%	to	6.46%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Micro-Cap Portfolio - Investment Class (ROCMC)
2009	0.95%	to	1.30%	78,868	$9.97	to	9.85	$781,980	0.00%	56.51%	to	56.1%
2008	0.95%	to	1.30%	68,775	6.37	to	6.31	436,495	3.32%	-43.83%	to	-44.06%
2007	0.95%	to	1.30%	41,378	11.34	to	11.28	467,888	2.31%	3%	to	2.64%
2006	0.95%	to	1.20%	11,724	11.01	to	10.99	128,982	0.31%	10.1%	to	9.9%	*
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95%	to	1.95%	754,802	9.4	to	10.45	7,071,421	0.00%	40.44%	to	38.86%
2008	0.95%	to	2.20%	1,679,454	6.69	to	7.45	11,323,627	0.10%	-43.2%	to	-43.97%
2007	0.95%	to	2.20%	1,844,368	11.78	to	13.3	22,155,421	0.10%	11.41%	to	10.07%
2006	0.95%	to	2.20%	1,416,705	10.58	to	12.09	15,312,049	0.38%	5.76%	to	4.89%	*
2005	1.25%	to	2.25%	4,352	11.22	to	11.15	48,642	0.17%	12.21%	to	11.46%	*
Equity Income Portfolio - II (TREI2)
2009	0.95%	to	2.05%	1,708,614	8.81	to	8.46	15,026,299	1.55%	24.06%	to	22.68%
2008	0.95%	to	2.65%	1,993,851	7.1	to	7.62	14,377,376	2.16%	-36.87%	to	-38.03%
2007	0.95%	to	2.65%	1,986,743	11.25	to	12.29	22,946,653	1.71%	2.05%	to	0.35%
2006	0.95%	to	2.25%	1,364,550	11.02	to	12.34	15,774,454	1.36%	10.24%	to	9.31%	*
2005	1.25%	to	2.25%	29,153	10.55	to	10.48	306,871	0.76%	5.49%	to	4.78%	*
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%			1,107	11.37			12,587	3.22%	6.01%
2008	0.95%	to	2.65%	1,526,688	10.75	to	10.18	16,328,229	3.76%	0.34%	to	-1.36%
2007	0.95%	to	2.05%	597,947	10.71	to	10.51	6,383,646	4.21%	4.22%	to	3.06%
2006	0.95%	to	1.85%	278,165	10.28	to	10.22	2,857,789	3.45%	2.77%	to	2.15%	*
2005	1.25%	to	2.25%	10,922	10.04	to	9.98	109,196	1.04%	0.44%	to	-0.24%	*
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2009	0.95%	to	2.05%	1,015,118	22.96	to	21.55	23,100,080	0.13%	111.37%	to	109.03%
2008	0.95%	to	2.15%	785,222	10.86	to	10.28	8,463,673	0.00%	-65.09%	to	-65.59%
2007	0.95%	to	2.65%	1,458,468	31.11	to	29.32	45,060,130	0.44%	36.25%	to	34.09%
2006	0.95%	to	2.40%	1,627,022	22.83	to	22.02	36,935,001	0.61%	38.21%	to	36.37%
2005	0.95%	to	2.40%	1,743,322	16.52	to	16.14	28,703,317	0.59%	30.62%	to	28.87%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2009	0.95%	to	2.20%	712,637	21.23	to	25.47	18,859,632	0.17%	111.15%	to	108.49%
2008	0.95%	to	2.20%	857,455	10.05	to	12.21	10,692,912	0.00%	-65.12%	to	-65.56%
2007	0.95%	to	2.20%	1,160,958	28.82	to	35.46	42,349,252	0.47%	36.3%	to	34.57%
2006	0.95%	to	2.30%	1,535,950	21.14	to	34.65	43,798,341	0.64%	38.17%	to	36.47%
2005	0.95%	to	2.30%	2,068,868	15.3	to	25.39	41,782,827	0.81%	30.75%	to	29.12%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2009	0.95%	to	2.25%	1,314,117	27.79	to	25.79	36,210,549	0.25%	56.12%	to	54.07%
2008	0.95%	to	2.65%	1,269,810	17.8	to	16.49	22,418,503	0.37%	-46.61%	to	-47.54%
2007	0.95%	to	2.65%	1,841,149	33.35	to	31.43	60,950,614	0.11%	43.94%	to	41.61%
2006	0.95%	to	2.65%	1,987,076	23.17	to	22.19	45,765,443	0.08%	23.36%	to	21.42%
2005	0.95%	to	2.40%	2,553,864	18.78	to	18.36	47,804,049	0.18%	50.18%	to	48.19%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2009	0.95%	to	2.20%	473,719	27.17	to	32.36	14,993,036	0.27%	56.04%	to	54.07%
2008	0.95%	to	2.20%	540,162	17.41	to	21.01	11,028,030	0.32%	-46.64%	to	-47.31%
2007	0.95%	to	2.20%	800,293	32.63	to	39.87	30,418,032	0.13%	43.97%	to	42.14%
2006	0.95%	to	2.30%	1,061,403	22.66	to	32.53	29,115,074	0.07%	23.31%	to	21.81%
2005	0.95%	to	2.30%	1,384,893	18.38	to	26.71	30,499,273	0.36%	50.24%	to	48.39%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009	0.95%	to	2.45%	12,278,354	$22.34	to	19.55	$268,795,979	0.37%	23.86%	to	21.91%
2008	0.95%	to	2.45%	12,909,693	18.04	to	16.04	228,047,915	0.40%	-26.5%	to	-27.59%
2007	0.95%	to	2.50%	14,390,538	24.54	to	21.65	344,690,429	0.64%	42.74%	to	40.61%
2006	0.95%	to	2.50%	14,439,370	17.19	to	15.39	243,077,277	0.37%	19.01%	to	17.28%
2005	0.95%	to	2.50%	13,534,569	14.45	to	13.13	192,039,128	0.91%	23.1%	to	21.28%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2009	0.95%	to	2.25%	4,701,582	12.47	to	11.09	57,583,672	2.05%	12.15%	to	10.61%
2008	0.95%	to	2.25%	5,696,020	11.12	to	10.03	62,182,738	0.09%	-21.75%	to	-22.79%
2007	0.95%	to	2.40%	7,103,270	14.21	to	12.85	98,563,321	1.35%	12.58%	to	10.98%
2006	0.95%	to	2.40%	7,857,473	12.62	to	11.58	97,168,074	1.35%	10.16%	to	8.59%
2005	0.95%	to	2.40%	8,795,903	11.46	to	10.66	99,072,107	1.21%	4.02%	to	2.55%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2009	0.95%	to	2.45%	7,877,501	14.32	to	12.51	110,602,955	3.8%	6.15%	to	4.56%
2008	0.95%	to	2.45%	8,981,987	13.49	to	11.97	118,793,718	0.09%	-0.64%	to	-2.13%
2007	0.95%	to	2.45%	9,744,380	13.57	to	12.23	129,124,805	4.27%	4.66%	to	3.09%
2006	0.95%	to	2.45%	7,144,826	12.97	to	11.86	90,803,031	4.28%	3.26%	to	1.71%
2005	0.95%	to	2.45%	7,659,203	12.56	to	11.66	94,606,243	4.28%	0.65%	to	-0.84%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2009	0.95%	to	2.45%	14,723,373	9.45	to	8.24	136,658,228	1.03%	22.84%	to	20.83%
2008	0.95%	to	2.45%	18,240,906	7.7	to	6.82	137,697,882	0.16%	-35.39%	to	-36.41%
2007	0.95%	to	2.50%	22,343,431	11.91	to	10.73	259,445,543	0.60%	12.94%	to	11.23%
2006	0.95%	to	2.50%	25,267,360	10.55	to	9.65	260,652,329	0.86%	15.88%	to	14.14%
2005	0.95%	to	2.50%	27,738,468	9.1	to	8.45	247,757,812	0.32%	7.97%	to	6.35%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2009	0.95%	to	2.10%	1,974,176	12.01	to	11.16	23,409,402	1%	16.76%	to	15.24%
2008	0.95%	to	2.25%	2,406,092	10.29	to	9.61	24,430,897	0.07%	-36.52%	to	-37.4%
2007	0.95%	to	2.30%	2,699,802	16.21	to	15.31	43,121,810	0.96%	15.6%	to	14.09%
2006	0.95%	to	2.25%	2,287,217	14.02	to	13.44	31,707,103	1.55%	14.82%	to	13.39%
2005	0.95%	to	2.10%	1,421,645	12.21	to	11.89	17,222,991	1.47%	11.96%	to	10.72%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2009	0.95%	to	2.25%	1,063,778	10.3	to	9.81	10,865,760	0.00%	39.15%	to	37.32%
2008	0.95%	to	2.25%	1,046,875	7.4	to	7.14	7,688,769	0.10%	-46.66%	to	-47.36%
2007	0.95%	to	2.25%	794,716	13.88	to	13.57	10,956,096	0.50%	49.85%	to	47.88%
2006	0.95%	to	2.25%	225,125	9.26	to	9.18	2,079,139	1.04%	-7.4%	to	-8.21%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2009	0.95%	to	2.40%	3,338,506	14.25	to	13.3	46,986,034	0.00%	71.99%	to	68.97%
2008	0.95%	to	2.40%	3,038,959	8.29	to	7.87	24,913,336	1.23%	-61.83%	to	-62.43%
2007	0.95%	to	2.50%	3,287,167	21.71	to	20.89	70,684,121	0.03%	42.13%	to	40.04%
2006	0.95%	to	2.50%	2,887,238	15.27	to	14.92	43,840,312	0.43%	24.3%	to	22.51%
2005	0.95%	to	2.50%	1,378,143	12.29	to	12.18	16,894,061	0.00%	22.87%	to	21.79%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2009	0.95%	to	2.40%	16,771,104	9.48	to	8.3	155,856,008	0.39%	25.87%	to	23.89%
2008	0.95%	to	2.40%	20,570,540	7.53	to	6.7	151,814,844	0.00%	-36.88%	to	-37.83%
2007	0.95%	to	2.50%	25,148,472	11.93	to	10.98	292,538,227	0.00%	24.61%	to	22.72%
2006	0.95%	to	2.50%	28,866,345	9.57	to	8.95	270,352,480	0.00%	4.04%	to	2.46%
2005	0.95%	to	2.50%	33,936,580	9.2	to	8.73	306,477,658	0.00%	10.18%	to	8.5%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owner’s Equity	Investment Income Ratio***	Total Return****			Inception Date
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2009	0.95%	to	2.45%	4,948,846	$17.49	to	15.29	$84,994,354	8.96%	45.03%	to	42.85%
2008	0.95%	to	2.45%	4,801,530	12.06	to	10.7	56,854,592	0.61%	-22.56%	to	-23.76%
2007	0.95%	to	2.50%	5,514,524	15.57	to	13.89	84,027,517	7.66%	2.87%	to	1.29%
2006	0.95%	to	2.50%	5,604,764	15.14	to	13.71	83,269,476	7.08%	9.22%	to	7.55%
2005	0.95%	to	2.50%	5,754,595	13.86	to	12.75	78,493,453	7.23%	1.57%	to	0.03%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2009	0.95%	to	2.45%	4,678,629	10.59	to	9.23	48,546,792	1.53%	25.69%	to	23.58%
2008	0.95%	to	2.45%	5,243,842	8.43	to	7.47	43,268,182	0.23%	-42.7%	to	-43.62%
2007	0.95%	to	2.45%	6,280,053	14.7	to	13.24	89,962,290	0.58%	20.14%	to	18.41%
2006	0.95%	to	2.45%	6,317,661	12.24	to	11.19	75,594,854	0.61%	19.84%	to	18.14%
2005	0.95%	to	2.45%	6,562,646	10.21	to	9.47	65,724,366	2.03%	15.37%	to	13.71%
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2009	0.95%	to	2.05%	1,454,572	14.26	to	13.39	20,676,076	3.48%	35.66%	to	34.16%
2008	0.95%	to	2.25%	1,645,885	10.51	to	10.84	17,441,697	0.42%	-42.81%	to	-43.63%
2007	0.95%	to	2.25%	2,118,596	18.38	to	19.23	40,016,688	1.65%	8.83%	to	7.48%
2006	0.95%	to	2.25%	2,084,663	16.89	to	17.89	36,371,800	2.04%	28.39%	to	26.81%
2005	0.95%	to	2.25%	1,636,753	13.15	to	14.11	22,329,203	2.93%	10.11%	to	8.75%
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2009	0.95%	to	2.05%	361,907	11.33	to	10.34	4,039,189	0.00%	39.95%	to	38.19%
2008	0.95%	to	2.05%	350,971	8.1	to	7.48	2,792,115	0.00%	-48.53%	to	-49.19%
2007	0.95%	to	2.20%	416,786	15.73	to	14.63	6,396,312	0.00%	5.47%	to	4.18%
2006	0.95%	to	2.20%	457,441	14.92	to	14.04	6,684,118	0.00%	11.2%	to	9.89%
2005	0.95%	to	2.20%	339,344	13.42	to	12.78	4,474,771	0.00%	19.72%	to	18.3%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2009	0.95%	to	2.40%	1,188,377	12.5	to	11.68	14,695,895	0.00%	45.27%	to	43.04%
2008	0.95%	to	2.25%	1,106,727	8.61	to	8.21	9,436,571	0.03%	-36.83%	to	-37.72%
2007	0.95%	to	2.50%	1,245,741	13.63	to	13.1	16,820,762	0.02%	11.54%	to	9.84%
2006	0.95%	to	2.50%	954,630	12.22	to	11.93	11,595,360	0.50%	7.53%	to	5.91%
2005	0.95%	to	2.50%	363,735	11.36	to	11.26	4,123,615	0.00%	13.61%	to	12.6%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2009	0.95%	to	2.40%	3,428,531	11.28	to	9.9	37,949,287	1.07%	0.06%	to	-1.4%
2008	0.95%	to	2.40%	6,113,637	11.28	to	10.04	67,435,079	2.09%	1.21%	to	-0.25%
2007	0.95%	to	2.40%	3,735,294	11.14	to	10.07	40,487,120	4.60%	3.62%	to	2.11%
2006	0.95%	to	2.40%	2,969,855	10.75	to	9.86	31,181,969	4.38%	3.33%	to	1.84%
2005	0.95%	to	2.40%	2,198,821	10.41	to	9.68	22,447,693	2.35%	1.52%	to	0.06%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	0.95%	to	1.95%	543,845	10.4	to	10.02	5,600,904	5.5%	7.34%	to	6.24%
2008	0.95%	to	2.25%	672,056	9.69	to	9.29	6,465,650	0.88%	-11.79%	to	-12.96%
2007	0.95%	to	2.50%	855,365	10.99	to	10.58	9,362,133	3.41%	2.42%	to	0.83%
2006	0.95%	to	2.50%	808,187	10.73	to	10.49	8,673,304	5.22%	3.78%	to	2.17%
2005	0.95%	to	2.50%	618,701	10.34	to	10.27	6,420,496	5.69%	1.03%	to	-0.53%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2009	0.95%	to	2.25%	869,687	11.31	to	10.53	9,776,465	3.16%	22.45%	to	20.84%
2008	0.95%	to	2.25%	1,068,301	9.24			9,871,352	0.54%	-36.65%	to	-37.57%
2007	0.95%	to	2.50%	1,285,756	14.58	to	14.67	19,058,804	0.52%	-16.87%	to	-18.14%
2006	0.95%	to	2.50%	1,572,126	17.53	to	17.92	28,157,201	0.86%	28.85%	to	26.96%
2005	0.95%	to	2.50%	1,139,421	13.61	to	14.12	15,880,114	1.84%	9.78%	to	8.17%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owner’s Equity	Investment Income Ratio***	Total Return****			Inception Date
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2009	0.95%	to	2.45%	6,937,432	$13.52	to	11.8	$91,919,030	0.00%	42.47%	to	40.24%
2008	0.95%	to	2.45%	8,066,843	9.49	to	8.41	74,948,034	0.00%	-34.52%	to	-35.55%
2007	0.95%	to	2.50%	9,699,144	14.5	to	14.16	137,088,431	0.00%	23.18%	to	21.33%
2006	0.95%	to	2.50%	10,562,288	11.77	to	11.67	121,575,510	0.00%	6.85%	to	5.25%
2005	0.95%	to	2.50%	11,941,607	11.01	to	11.09	129,070,341	0.00%	16.13%	to	14.41%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2009	0.95%	to	2.45%	6,103,814	12.15	to	10.59	72,782,371	0.42%	33.44%	to	31.3%
2008	0.95%	to	2.45%	7,141,914	9.1	to	8.07	63,716,776	0.00%	-39.76%	to	-40.74%
2007	0.95%	to	2.50%	8,843,950	15.11	to	14.09	130,361,616	0.00%	12.43%	to	10.71%
2006	0.95%	to	2.50%	10,059,603	13.44	to	12.73	132,310,577	0.00%	4.06%	to	2.48%
2005	0.95%	to	2.50%	12,069,149	12.91	to	12.42	153,045,546	0.00%	11.81%	to	10.16%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2009	0.95%	to	2.05%	719,794	11.95	to	11.22	8,594,076	0.00%	27.92%	to	26.5%
2008	0.95%	to	2.05%	824,726	9.35	to	9.65	7,753,067	0.19%	-26.83%	to	-27.72%
2007	0.95%	to	2.15%	921,499	12.77	to	13.3	12,023,934	0.01%	-5.05%	to	-6.17%
2006	0.95%	to	2.15%	981,472	13.45	to	14.17	13,544,922	0.14%	15.74%	to	14.4%
2005	0.95%	to	2.15%	1,005,493	11.62	to	12.39	12,034,087	0.00%	3.16%	to	1.96%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2009	0.95%	to	2.45%	5,275,682	12.27	to	10.76	63,321,636	2.09%	25.44%	to	23.4%
2008	0.95%	to	2.45%	6,491,989	9.78	to	8.72	62,086,887	0.22%	-34.44%	to	-35.51%
2007	0.95%	to	2.45%	7,960,591	14.92	to	13.53	115,970,544	0.93%	0.92%	to	-0.55%
2006	0.95%	to	2.45%	9,004,271	14.78	to	13.6	130,384,387	1.02%	15.77%	to	14.07%
2005	0.95%	to	2.45%	10,933,745	12.77	to	11.93	137,210,472	1.38%	3.43%	to	1.93%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2009	1.60%	to	1.75%	26,804	11.02	to	10.86	292,549	0.00%	45.37%	to	45.15%
2008	0.95%	to	2.65%	8,437,109	8.03	to	8.65	67,613,857	1.87%	-40.67%	to	-41.75%
2007	0.95%	to	2.70%	10,766,464	13.53	to	14.79	148,802,499	0.62%	5.61%	to	3.8%
2006	0.95%	to	2.70%	13,514,581	12.81	to	14.25	180,134,788	0.00%	11.16%	to	9.25%
2005	0.95%	to	2.70%	16,647,315	11.52	to	13.04	200,165,641	0.00%	6.86%	to	5.03%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2009	0.95%	to	2.15%	358,511	13.12	to	9.46	4,689,092	0.00%	31.18%	to	30.12%	*
Advisers Management Trust - Focus Portfolio - S Class Shares (Obsolete) (AMFOS)
2005	1.50%	to	2.60%	39,503	21.03	to	20.18	816,015	0.00%	-1.6%	to	-2.7%
Financial Investors First Horizon Core Equity Portfolio (obsolete) (FHGIP)
2005	0.95%	to	2.00%	149,531	9.64	to	9.21	1,415,472	1.28%	-3.66%	to	-4.68%
First Horizon Capital Appreciation Portfolio (obsolete) (FHCAP)
2005	0.95%	to	2.00%	39,067	14.17	to	13.53	542,543	0.00%	2.08%	to	1%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.95%	to	1.65%	351,739	9.29	to	10.11	3,287,420	1.67%	-41.6%	to	-42.01%
2007	0.95%	to	1.65%	429,076	15.9	to	17.44	6,859,987	1.06%	15.48%	to	14.66%
2006	0.95%	to	1.65%	566,655	13.77	to	15.21	7,848,707	0.97%	17.53%	to	16.7%
2005	0.95%	to	1.65%	722,518	11.71	to	13.03	8,518,004	0.84%	16.33%	to	15.51%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.95%	to	1.20%	137,487	6.89	to	8.24	963,234	1.66%	-47.26%	to	-47.39%
2007	0.95%	to	1.25%	189,766	13.07	to	15.58	2,512,874	0.00%	-4.87%	to	-5.16%
2006	0.95%	to	1.30%	225,532	13.74	to	16.36	3,141,525	0.00%	12.13%	to	11.74%
2005	0.95%	to	1.40%	303,526	12.25	to	14.65	3,775,401	0.00%	15.04%	to	14.52%
Investment Portfolios - Emerging Leaders Fund - Service Shares (obsolete) (DELS)
2006	1.50%	to	2.60%	101,828	13.75	to	13.05	1,376,470	0.00%	6.39%	to	5.21%
2005	1.50%	to	2.60%	121,394	12.93	to	12.4	1,548,272	0.00%	3.18%	to	2.03%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95%	to	2.35%	6,114,999	$9.64	to	7.7	$57,262,331	2.68%	-26.26%	to	-27.34%
2007	0.95%	to	2.40%	8,194,862	13.07	to	10.55	103,890,742	2.20%	3.63%	to	2.15%
2006	0.95%	to	2.65%	10,363,591	12.61	to	10.12	126,752,943	2.25%	11.19%	to	9.32%
2005	0.95%	to	2.65%	12,798,198	11.34	to	9.26	141,266,241	1.96%	1.57%	to	-0.14%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.95%	to	2.65%	3,026,086	8.27	to	5.91	25,366,292	0.00%	-46.62%	to	-47.62%
2007	0.95%	to	2.65%	4,466,109	15.46	to	11.28	70,146,887	0.00%	7.97%	to	6.16%
2006	0.95%	to	2.65%	5,554,033	14.36	to	10.63	80,969,198	0.00%	8.87%	to	7.06%
2005	0.95%	to	2.65%	6,941,684	13.19	to	9.93	93,142,769	0.00%	8.7%	to	6.9%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.95%	to	2.30%	1,228,220	9.59	to	9	11,674,270	1.12%	-33.84%	to	-34.81%
2007	0.95%	to	2.30%	2,001,101	14.5	to	13.81	28,780,769	0.96%	1.47%	to	0.14%
2006	0.95%	to	2.30%	3,023,212	14.29	to	13.79	42,901,825	0.64%	15.73%	to	14.22%
2005	0.95%	to	2.55%	5,126,253	12.35	to	12.03	63,040,445	0.19%	8.18%	to	6.51%
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.95%	to	1.85%	424,452	10.99	to	7.79	4,643,921	2.80%	-36.79%	to	-37.37%
2007	0.95%	to	1.85%	537,328	17.39	to	12.44	9,298,560	1.22%	0.81%	to	-0.11%
2006	0.95%	to	2.30%	791,274	17.25	to	13.34	13,592,744	0.87%	18.22%	to	16.67%
2005	0.95%	to	2.30%	993,748	14.59	to	11.44	14,454,274	0.75%	7.12%	to	5.72%
Variable Insurance Funds - Large Cap Growth VIF (obsolete) (BBLCG)
2006	0.95%	to	2.00%	170,035	9.79	to	9.27	1,627,561	0.47%	3.1%	to	2.03%
2005	0.95%	to	2.05%	181,917	9.5	to	9.07	1,696,640	0.38%	0.92%	to	-0.18%
Variable Insurance Funds - V.I. Blue Chip Fund - Series I (Obsolete) (AVBC)
2005	0.95%	to	2.05%	49,836	9.64	to	9.2	473,443	0.58%	2.52%	to	1.4%
Variable Insurance Funds - V.I. Premier Equity Fund - Series I (obsolete) (AVV)
2005	0.95%	to	1.55%	46,399	9.48	to	9.24	432,685	0.80%	4.65%	to	4.02%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (obsolete) (WRLBP)
2006	0.95%	to	2.45%	3,102,882	12.22	to	11.17	37,128,029	3.38%	2.98%	to	1.43%
2005	0.95%	to	2.45%	3,575,770	11.87	to	11.01	41,681,171	3.05%	0.72%	to	-0.78%

2009	Reserves for annuity contracts in payout phase:								81,634,158
2009	Contract owners equity:								$7,961,391,641
2008	Reserves for annuity contracts in payout phase:								67,678,494
2008	Contract owners equity:								$7,651,606,707
2007	Reserves for annuity contracts in payout phase:								100,490,623
2007	Contract owners equity:								$14,026,009,866
2006	Reserves for annuity contracts in payout phase:								92,698,887
2006	Contract owners equity:								$15,205,517,008
2005	Reserves for annuity contracts in payout phase:								70,940,826
2005	Contract owners equity:								$15,354,197,207

*	Denotes the minimum and/or maximum of the total return ranges, for underlying mutual fund options that were added and funded during the reporting period. One or both of the returns presented may not be annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such case, the total return presented is representative of all units issued and outstanding at period end.

**	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Unassociated Document

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income (loss), changes in equity and cash flows for each of the years in the three-year period ended December 31, 2009. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio
March 1, 2010

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income (Loss)

(in millions)

	Years ended December 31,
	2009	2008	2007
Revenues:
Policy charges	$1,245.1	$1,340.5	$1,383.9
Premiums	469.7	394.1	407.0
Net investment income	1,879.1	1,864.7	2,192.2
Net realized investment gains (losses)	453.8	(347.8)	(47.2)
Other-than-temporary impairment losses (consisting of $992.1 of total other-than-temporary impairment losses, net of $417.5 recognized in other comprehensive income, for the year ended December 31, 2009)	(574.6)	(1,130.7)	(117.7)
Other income	(3.9)	(4.2)	8.9

Total revenues	3,469.2	2,116.6	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Benefits and claims	812.1	856.1	672.5
Policyholder dividends	87.0	93.1	83.1
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization of value of business acquired and other intangible assets	62.8	30.9	48.5
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55.3	61.8	70.0
Other operating expenses	579.8	631.6	630.8

Total benefits and expenses	3,162.7	3,537.7	3,198.0

Income (loss) from continuing operations before federal income tax expense (benefit)	306.5	(1,421.1)	629.1
Federal income tax expense (benefit)	47.9	(533.8)	147.3

Income (loss) from continuing operations	258.6	(887.3)	481.8
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(6.0)

Net income (loss)	258.6	(887.3)	475.8
Less: Net loss attributable to noncontrolling interest	52.3	72.3	50.9

Net income (loss) attributable to NLIC	$310.9	$(815.0)	$526.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2009	2008
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,103.1 and $24,122.6)	$24,749.7	$21,387.5
Equity securities (amortized cost $48.8 and $62.2)	52.6	54.1
Mortgage loans on real estate, net	6,829.0	7,770.1
Short-term investments, including amounts managed by a related party	1,003.4	2,913.0
Other investments	1,516.8	1,733.2

Total investments	34,151.5	33,857.9

Cash and cash equivalents	49.1	42.0
Accrued investment income	401.9	342.9
Deferred policy acquisition costs	3,983.1	4,523.8
Value of business acquired	276.9	334.0
Goodwill	199.8	199.8
Other assets	2,085.2	3,662.2
Separate account assets	57,846.2	48,841.0

Total assets	$98,993.7	$91,803.6

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$33,149.4	$35,714.5
Short-term debt	150.0	249.7
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	1,826.4	2,589.6
Separate account liabilities	57,846.2	48,841.0

Total liabilities	93,672.0	88,094.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5,000,000 shares; issued and outstanding - 3,814,779 shares)	3.8	3.8
Additional paid-in capital	1,717.7	1,697.7
Retained earnings	3,515.2	2,952.6
Accumulated other comprehensive loss	(265.6)	(1,361.3)

Total shareholder’s equity	4,971.1	3,292.8
Noncontrolling interest	350.6	416.0

Total equity	5,321.7	3,708.8

Total liabilities and equity	$98,993.7	$91,803.6

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Condensed Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2006	$3.8	$1,358.8	$4,311.3	$24.6	$5,698.5	$445.5	$6,144.0

Dividends to NFS	—	—	(612.5)	—	(612.5)	—	(612.5)
Member contributions to noncontrolling interest	—	—	—	—	—	70.7	70.7
Other, net	—	—	2.6	—	2.6	0.4	3.0

Comprehensive income (loss):
Net income (loss)	—	—	526.7	—	526.7	(50.9)	475.8
Other comprehensive loss, net of taxes	—	—	—	(111.7)	(111.7)	—	(111.7)

Total comprehensive income (loss)					415.0	(50.9)	364.1

Balance as of December 31, 2007	$3.8	$1,358.8	$4,228.1	$(87.1)	$5,503.6	$465.7	$5,969.3

Dividends to NFS	—	—	(460.5)	—	(460.5)	—	(460.5)
Capital contributed by NFS	—	338.9	—	—	338.9	—	338.9
Member contributions to noncontrolling interest	—	—	—	—	—	23.0	23.0
Other, net	—	—	—	—	—	(0.4)	(0.4)

Comprehensive loss:
Net loss	—	—	(815.0)	—	(815.0)	(72.3)	(887.3)
Other comprehensive loss, net of taxes	—	—	—	(1,274.2)	(1,274.2)	—	(1,274.2)

Total comprehensive loss					(2,089.2)	(72.3)	(2,161.5)

Balance as of December 31, 2008	$3.8	$1,697.7	$2,952.6	$(1,361.3)	$3,292.8	$416.0	$3,708.8

Cumulative effect of change in accounting principle, net of taxes	—	—	249.7	(249.7)	—	—	—
Capital contributed by NFS	—	20.0	—	—	20.0	—	20.0
Other, net	—	—	2.0	—	2.0	(13.1)	(11.1)

Comprehensive income (loss):
Net income (loss)	—	—	310.9	—	310.9	(52.3)	258.6
Other comprehensive income, net of taxes	—	—	—	1,345.4	1,345.4	—	1,345.4

Total comprehensive income (loss)					1,656.3	(52.3)	1,604.0

Balance as of December 31, 2009	$3.8	$1,717.7	$3,515.2	$(265.6)	$4,971.1	$350.6	$5,321.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2009	2008	2007
Cash flows from operating activities:
Net income (loss)	$258.6	$(887.3)	$475.8
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment (gains) losses	(453.8)	347.8	47.2
Other-than-temporary impairment losses	574.6	1,130.7	117.7
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Capitalization of deferred policy acquisition costs	(513.0)	(587.6)	(631.3)
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization and depreciation	51.1	48.1	81.7
Decrease (increase) in other assets	291.6	(727.2)	552.7
(Decrease) increase in policy and other liabilities	(1,859.9)	583.0	(50.6)
Decrease (increase) in derivative assets	582.3	(1,030.7)	(146.9)
Increase in derivative liabilities	57.0	153.9	96.4
Other, net	57.4	51.0	10.0

Net cash provided by operating activities	611.6	945.9	2,245.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,889.2	4,271.5	4,582.7
Proceeds from sale of securities available-for-sale	4,210.5	4,308.8	4,977.9
Proceeds from repayments or sales of mortgage loans on real estate	773.1	869.1	2,653.7
Cost of securities available-for-sale acquired	(9,205.7)	(7,255.5)	(8,400.2)
Cost of mortgage loans on real estate originated or acquired	(35.7)	(371.8)	(1,944.0)
Net decrease (increase) in short-term investments	1,909.6	(1,856.8)	831.5
Collateral (paid) received, net	(868.6)	592.2	(207.3)
Other, net	207.7	15.3	(156.2)

Net cash provided by investing activities	880.1	572.8	2,338.1

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(99.7)	(35.6)	210.1
Capital contributed by NFS	20.0	—	—
Cash dividends paid to NFS	—	(280.7)	(612.5)
Investment and universal life insurance product deposits and other additions	3,877.1	3,862.3	3,913.8
Investment and universal life insurance product withdrawals and other deductions	(5,301.4)	(5,305.9)	(8,101.8)
Other, net	19.4	281.9	0.3

Net cash used in financing activities	(1,484.6)	(1,478.0)	(4,590.1)

Net increase (decrease) in cash and cash equivalents	7.1	40.7	(6.2)
Cash and cash equivalents, beginning of period	42.0	1.3	7.5

Cash and cash equivalents, end of period	$49.1	$42.0	$1.3

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2009, 2008 and 2007

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2009 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2009 and 2008, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity. In addition, NLIC’s subsidiary, Nationwide Life and Annuity Insurance Company (NLAIC), merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity. The mergers were completed to streamline the enterprise’s capital structure and create operational efficiencies. See Note 2 (p) for further information.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2008 and 2007 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were filed with the SEC.

(c) Valuation of Investments, Investment Income, Related Gains and Losses and Other-Than-Temporary Impairment Evaluations

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligation and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (loss) (AOCI) in shareholder’s equity. The adjustment to DAC and VOBA represents the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate. Net realized gains and losses on the sale of investments are determined using the specific identification method.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally investment grade private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. See Note 4 for further information regarding these alternative pricing processes.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

As a result of the Company’s adoption of guidance impacting Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 320-10, Investments – Debt and Equity Securities, in the first quarter of 2009, for all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

Additionally, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets.

The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income both the non-credit portion of the other-than-temporary impairment recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the valuation allowance on loan-specific reserves, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Changes in the valuation allowance are recorded in net realized investment gains and losses, while loan-specific reserves are included in other-than-temporary impairment losses. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. Interest income on mortgage loans is recognized over the life of the loan using the effective-yield method.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Impairment losses for other-than-temporary declines in the fair values of applicable investments are included in other-than-temporary impairment losses in the consolidated statements of income (loss).

(d) Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equities, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements. Certain features embedded in the Company’s investment portfolio, equity-indexed life and annuity contracts and certain variable life and annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives. All derivative instruments are carried at fair value and are reflected as an asset or liability. See Note 5 for a discussion on the Company’s use of derivative instruments.

(e) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(f) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(g) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(c).

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2007, 2008 and 2009.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(h) Value of Business Acquired

As a result of the acquisition of NFN in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the NFN acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections by major lines of business of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections considered all known or expected factors at the valuation date based on the judgment of management. The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains and losses, mortality and morbidity costs, or other factors.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (initially ranging from 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is adjusted annually for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, as described in Note 2(c). The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.

For those products amortized in relation to estimated gross profits, the most significant assumptions involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 7%. If actual net separate account performance varies from the 7% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The use of discount rates was necessary to establish fair values of VOBA acquired in the NFN transaction. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to value VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets acquired in the NFN transaction, as well as for net realized gains and losses, net of taxes, allocated to the closed block.

(i) Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually in the third quarter. Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions. The Company performed its annual impairment test as of June 30, 2009.

(j) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (Provident) prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department (PID). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, net investment income, and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.

(k) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values. The Company also uses market quotations to determine the underlying fair value of mutual funds when available. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income (loss) except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(l) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(m) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2009 (5% in 2008 and 6% in 2007), 51% of the number of life insurance policies in force in 2009 (54% in 2008 and 56% in 2007) and 12% of life insurance statutory premiums in 2009 (12% in 2008 and 12% in 2007). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(n) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income (loss).

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(o) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(p) NLICA Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities are under common control. NLICA and subsidiaries are reflected in the Company’s current and prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented. This presentation is consistent for both GAAP and Statutory reporting. Since NLICA and NLACA are wholly-owned subsidiaries, there is no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above for the years ended December 31 (in millions):

2009

Total revenues	$375.5
Total benefits and expenses	357.3
Federal income tax benefit	(4.9)
Net income	$23.1

2008

Total revenues	$411.0
Total benefits and expenses	395.7
Federal income tax expense	0.5
Net income	$14.8

2007
Total revenues	$510.0
Total benefits and expenses	412.7
Federal income tax expense	(18.8)
Net income	$78.5
(q) Change in Accounting Principle

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities (FASB Staff Position (FSP), FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle, which lowered net income by $1.9 million in 2007.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(3)	Recently Issued Accounting Standards
In January 2010, the FASB issued Accounting Standards Update (ASU) 2010-02, which amends FASB ASC 810, Consolidation. This guidance clarifies the scope of the decrease in the ownership provisions and applies to a subsidiary or group of assets that is a business or nonprofit activity, a subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture, and an exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity. This guidance would not be applied to sales of in-substance real estate. If a decrease in ownership occurs in a subsidiary that is not a business or nonprofit activity, an entity first needs to consider whether the substance of the transaction causing the decrease in ownership is addressed in other GAAP, such as transfers of financial assets, revenue recognition, exchanges of nonmonetary assets, or sales of in substance real estate, and apply that guidance as applicable. If no other guidance exists, an entity should apply the guidance in FASB ASC 810-10. This guidance also expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of FASB ASC 810-10. In addition to existing disclosures, this guidance requires for such a deconsolidation or derecognition additional disclosures regarding valuation techniques, the nature of continuing involvement with the subsidiary or entity acquiring the group of assets, and whether the transaction was with a related party or whether the former subsidiary or entity acquiring the group of assets will be a related party. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. The guidance will be applied to prospective transactions, as is required.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company will adopt this guidance for the fiscal period beginning January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis but does not have a readily determinable fair value and has attributes of a investment company. For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date, that the investment will be sold and NAV is not the value that will be used in the sale. The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provides updated disclosures for investments within its scope and notes that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See the required disclosures and updated fair value hierarchy disclosed within Note 4.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In August 2009 the FASB issued ASU 2009-05, which amends FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. The Company adopted this guidance effective the reporting period ending December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the company.

In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles (Statement of Financial Accounting Standard (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (SFAS 168)). This guidance establishes the FASB ASC as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. SFAS 168 and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the ASC have become non-authoritative. Following SFAS 168, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts. Instead, the FASB will issue Accounting Standards Updates, which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC. The Company adopted SFAS 168 effective September 30, 2009. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements but will alter the references to accounting literature within the consolidated financial statements.

In June 2009, the FASB issued guidance under FASB ASC 810 Consolidation (SFAS No. 167, Amendments to FASB Interpretation No. 46(R)). In February 2010, this guidance was amended by ASU 2010-10, which defers the application of SFAS No. 167 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund. An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the SFAS No. 167 amendments. ASU 2010-10 also clarifies other aspects of the SFAS No. 167 amendments. FASB ASC 810, Consolidation changes the consolidation guidance applicable to a variable interest entity (VIE). It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis. The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impacts the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. This guidance also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE. Before this guidance, FASB Interpretation No. 46(R) required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred. This guidance also requires enhanced disclosures about an entity’s involvement with a VIE. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company is in the process of determining the impact of adopting this guidance.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing (SFAS No. 166, Accounting for Transfers of Financial Assets – an amendment of FASB Statement No. 140). This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events (SFAS No. 165, Subsequent Events). This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective June 30, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See Note 2 (b) for the required disclosure.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI. The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

In April 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures (FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly). This guidance provides guidelines for making fair value measurements more consistent with the principles presented in the previous standard SFAS No. 157, Fair Value Measurements. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. The Company elected to early adopt this guidance as of January 1, 2009.

In December 2008, the FASB issued guidance under FASB ASC 715, Compensation – Retirement Benefits (FSP FAS 132R-1). This guidance amends previous SFAS No. 132 (revised 2003), Employers’ Disclosures about Pensions and Other Postretirement Benefit, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of this guidance related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. This guidance will have no impact on the Company’s disclosures.

In November 2008, the FASB issued guidance under FASB ASC 350-30, Intangibles – Goodwill and Other, General Intangibles Other than Goodwill (EITF 08-7, Accounting for Defensive Intangible Assets). This guidance requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. This guidance is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively for intangible assets acquired on or after January 1, 2009.

In November 2008, the FASB issued guidance under FASB ASC 323-10, Investments – Equity Method and Joint Ventures (EITF 08-6, Equity Method Investment Accounting Considerations). This guidance clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, this guidance notes: 1) an entity shall measure its equity method investment initially at cost; 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 35-32A and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment; and 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This guidance is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company adopted this guidance prospectively beginning January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill (FSP FAS 142-3, Determination of the Useful Life of Intangible Assets). This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under previous SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). This guidance is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS 142 are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

In March 2008, the FASB issued guidance under FASB ASC 815, Derivatives and Hedging (SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133). This guidance amends and expands the disclosure requirements of previous SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. This guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company adopted this guidance effective January 1, 2009. See Note 5 for required disclosures.

In February 2008, the FASB issued guidance under FASB ASC 820, Fair Value Measurements and Disclosures (FSP FAS 157-2, Effective Date of FASB Statement No. 157). This guidance delayed the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FASB ASC 820 applies to nonfinancial assets and liabilities, except for items recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In December 2007, the FASB issued guidance under FASB ASC 805, Business Combination, (SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaced SFAS No. 141, Business Combinations). The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, this guidance establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This guidance applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in the previous standard that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. This guidance defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date the acquirer achieves control. This guidance is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company adopted this guidance effective January 1, 2009. The Company applied this guidance prospectively to business combination on or after January 1, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2009, the FASB issued guidance under FASB ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest (FSP FAS 141R-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies). This guidance amends previous business combination guidance related to contingencies. First, this guidance requires the acquirer to recognize the contingency at fair value, at the acquisition date, if the acquisition-date fair value of that asset or liability can be determined during the measurement period. Second, if the first criteria is not applicable as the fair value of the asset or liability cannot be determined during the measurement period, then the contingency shall be recognized if both (a) information available before the end of the measurement period indicates it is probable an asset existed or a liability had been incurred at the acquisition date and (b) the amount of the asset or liability can be reasonably estimated. If neither of these acquisition date recognition criterion apply, the acquirer shall not recognize an asset or liability as of the acquisition date. In periods after the acquisition date, the acquirer shall account for an asset or a liability arising from a contingency that does not meet the recognition criteria at the acquisition date in accordance with other applicable GAAP, including FASB ASC 450, Contingencies, as appropriate. The Company will apply this guidance prospectively to any business combination on or after January 1, 2009.

In December 2007, the FASB issued guidance under FASB ASC 810, Consolidation (SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51). The objective of this guidance is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. This guidance also amends certain consolidation procedures prescribed by previous Accounting Research Bulletin No. 51, Consolidated Financial Statements. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. The required presentation of noncontrolling interests is reflected in the consolidated financial statements. As a result of adoption, the Company reclassified $416.0 million from other liabilities to equity as of December 31, 2008, representing the noncontrolling interest of low-income-housing tax credit funds (LIHTC Funds). See Note 20 for further discussion on the LIHTC Funds. The accounting requirements of this guidance will be applied to any transactions involving noncontrolling interests on or after January 1, 2009.

In September 2005, the FASB issued guidance under FASB ASC 944-30, Financial Services – Insurance – Acquisition Costs, (Statement of Position No. 05-1). This guidance provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB ASC 944, Financial Services – Insurance. This guidance defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. This guidance was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of this guidance to previously issued financial statements was not permitted. Initial application was required as of the beginning of an entity’s fiscal year. The Company adopted this guidance effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(4)	Fair Value Measurements
Fair Value Option

Effective January 1, 2008, the Company elected fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans are measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for newly acquired financial assets or liabilities on a prospective basis. The fair value election is an irreversible election.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

For certain residential mortgage-backed securities backed by Prime, sub-prime and Alt-A collateral, which are included in Level 3 financial assets, the Company utilizes internal pricing models to assist in determining the estimated fair values. As of December 31, 2008, these investments were priced solely with the assistance of independent pricing services. As a result of continued low levels of activity in these markets during 2009, management believes that prices are no longer representative of the investments’ fair value, which is the price that would be received upon the sale of the investment in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date. The Company believes that a weighting of internal pricing models and independent pricing services represents a better estimate of the investments’ fair value and complies with FASB ASC 820, Fair Value Measurements and Disclosures.

Therefore, management determined that the use of multiple valuation techniques, considering both an income approach that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs and a market approach that observes quotes provided by independent pricing services produces a result more representative of an investment’s fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The income approach incorporates cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows are then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium is reflective of an orderly transaction between market participants at the measurement date under current market conditions and includes items such as liquidity and structure risk. The income approach also includes a weighting of external third party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology is designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices in developing the internal values, the Company further calibrates those values to market indications through obtaining pricing from two independent pricing services (the market approach). The Company calibrates the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In addition, certain of the Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities were valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to use the pricing obtained from our primary independent pricing service even in cases where a price is obtained from both an independent pricing service and a broker. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtained the pricing services’ methodologies and classified these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance and resolves any differences.

As of December 31, 2009, 68% of the prices of fixed maturity securities were valued with the assistance of independent pricing services, 13% were valued with the assistance of the Company’s internal pricing processes, 11% were valued with the assistance of the Company’s pricing matrices, 6% were valued with the assistance of broker quotes and 2% were valued from other sources compared to 78%, 4%, 12%, 5% and 1%, respectively, as of December 31, 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $44.00 billion as of December 31, 2009. See the following paragraph for discussion of the mutual fund considered Level 3. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The Company’s portion of the net asset value of this fund reported in separate account assets was $975.9 million as of December 31, 2009 and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$747.9	$4.4	$1.6	$753.9
Obligations of states and political subdivisions	—	548.9	—	548.9
Debt securities issued by foreign governments	—	75.1	—	75.1
Corporate securities	1.8	14,557.0	1,402.2	15,961.0
Residential mortgage-backed securities	229.3	3,245.9	2,033.7	5,508.9
Commercial mortgage-backed securities	—	678.8	405.3	1,084.1
Collateralized debt obligations	—	131.5	240.5	372.0
Other asset-backed securities	—	278.6	167.2	445.8

Total fixed maturity securities	979.0	19,520.2	4,250.5	24,749.7
Equity securities	12.6	32.4	7.6	52.6

Total securities available-for-sale	991.6	19,552.6	4,258.1	24,802.3
Mortgage loans held for sale1	—	—	47.9	47.9
Short-term investments	56.1	947.3	—	1,003.4

Total investments	1,047.7	20,499.9	4,306.0	25,853.6

Cash and cash equivalents	49.1	—	—	49.1
Derivative assets2	—	497.5	331.2	828.7
Separate account assets3,5	11,607.8	44,610.9	1,627.5	57,846.2

Total assets	$12,704.6	$65,608.3	$6,264.7	$84,577.6

Liabilities
Future policy benefits and claims4	$—	$—	$(310.9)	$(310.9)
Derivative liabilities2	(10.3)	(404.0)	(1.5)	(415.8)

Total liabilities	$(10.3)	$(404.0)	$(312.4)	$(726.7)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) of $45.0 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$609.2	$4.3	$1.9	$615.4
Obligations of states and political subdivisions	—	224.7	—	224.7
Debt securities issued by foreign governments	—	55.5	—	55.5
Corporate securities	2.0	11,263.8	1,327.3	12,593.1
Residential mortgage-backed securities	600.7	2,398.1	3,035.9	6,034.7
Commercial mortgage-backed securities	—	700.0	263.4	963.4
Collateralized debt obligations	—	73.0	250.4	323.4
Other asset-backed securities	—	465.5	111.8	577.3

Total fixed maturity securities	1,211.9	15,184.9	4,990.7	21,387.5
Equity securities	1.4	34.8	17.9	54.1

Total securities available-for-sale	1,213.3	15,219.7	5,008.6	21,441.6
Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	158.7	2,754.3	—	2,913.0

Total investments	1,372.0	17,974.0	5,133.1	24,479.1
Cash and cash equivalents	42.0	—	—	42.0
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3,5	9,975.7	36,723.5	2,141.8	48,841.0

Total assets	$11,389.7	$55,406.0	$7,872.5	$74,668.2

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s GMABs, GLWBs and hybrid GMABs/GMWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed EIAs of $41.7 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2008	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2009
Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1.9	$—	$(0.2)	$(0.1)	$—	$—	$1.6	$—
Corporate securities	1,327.3	(80.3)	260.3	(400.8)	487.1	(191.4)	1,402.2	$—
Residential mortgage-backed securities	3,035.9	(111.0)	388.7	(431.2)	0.9	(849.6)	2,033.7	—
Commercial mortgage-backed securities	263.4	(20.3)	139.1	(7.1)	94.1	(63.9)	405.3	—
Collateralized debt obligations	250.4	(53.0)	77.1	(18.2)	—	(15.8)	240.5	—
Other asset-backed securities	111.8	(16.5)	43.5	(12.0)	48.6	(8.2)	167.2	—

Total fixed maturity securities	4,990.7	(281.1)	908.5	(869.4)	630.7	(1,128.9)	4,250.5	—
Equity securities	17.9	1.4	0.7	3.9	—	(16.3)	7.6	—

Total securities available-for-sale	5,008.6	(279.7)	909.2	(865.5)	630.7	(1,145.2)	4,258.1	—
Mortgage loans held for sale	124.5	(7.6)	—	(69.0)	—	—	47.9	(2.8)

Total investments	5,133.1	(287.3)	909.2	(934.5)	630.7	(1,145.2)	4,306.0	(2.8)
Derivative assets	597.6	(311.5)	(12.0)	57.1	—	—	331.2	(309.5)
Separate account assets4,6	2,141.8	(646.7)	—	400.0	14.7	(282.3)	1,627.5	217.7

Total assets	$7,872.5	$(1,245.5)	$897.2	$(477.4)	$645.4	$(1,427.5)	$6,264.7	$(94.6)

Liabilities
Future policy benefits and claims5	$(1,739.7)	$1,437.7	$—	$(8.9)	$—	$—	$(310.9)	$1,437.7
Derivative liabilities	(4.2)	2.7	—	—	—	—	(1.5)	2.7

Total liabilities	$(1,743.9)	$1,440.4	$—	$(8.9)	$—	$—	$(312.4)	$1,440.4

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 6 for a discussion of NAIC designations. Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3:
U.S Treasury securities and obligations of U.S. government corporations and agencies	$1.6	$—	$0.4	$(0.1)	$—	$—	$1.9	$—
Fixed maturity securities Corporate securities	1,515.7	(189.4)	(250.3)	(384.1)	901.2	(265.8)	1,327.3	—
Residential mortgage-backed securities	193.3	(402.8)	(711.6)	(290.5)	4,290.4	(42.9)	3,035.9	—
Commercial mortgage-backed securities	87.6	(12.8)	(306.7)	187.1	371.6	(63.4)	263.4	—
Collateralized debt obligations	532.6	(281.1)	(97.4)	23.4	78.0	(5.1)	250.4	—
Other asset-backed securities	122.3	(13.4)	(39.9)	(37.2)	127.8	(47.8)	111.8	—

Total fixed maturity securities	2,453.1	(899.5)	(1,405.5)	(501.4)	5,769.0	(425.0)	4,990.7	—
Equity securities	1.4	(54.9)	(9.4)	40.3	40.5	—	17.9	—

Total securities available-for-sale	2,454.5	(954.4)	(1,414.9)	(461.1)	5,809.5	(425.0)	5,008.6	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	382.7	(0.2)	—	(1.3)	—	(381.2)	—	—

Total investments	2,923.3	(1,003.9)	(1,414.9)	(374.7)	5,809.5	(806.2)	5,133.1	(49.3)
Derivative assets	166.6	405.4	4.4	21.2	—	—	$597.6	394.0
Separate account assets4,6	2,258.6	305.9	—	511.4	23.9	(958.0)	$2,141.8	329.7

Total assets	$5,348.5	$(292.6)	$(1,410.5)	$157.9	$5,833.4	$(1,764.2)	$7,872.5	$674.4

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$(1,602.1)
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	$(4.2)	12.0

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$(1,590.1)

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 6 for a discussion of NAIC designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
Transfers

The Company reviews its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. Reclassifications in/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs. During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity. As of December 31, 2009, these securities are no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3. In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

In 2009, certain mortgage loans on real estate held for investment were measured at the estimated fair value of the collateral on a non-recurring basis in periods subsequent to initial recognition due to these loans having specific reserves applied to them during the period. The application of these specific reserves adjusts the amortized cost basis of the loan to the estimated fair value of the collateral. The estimated fair value of the collateral supporting these loans was $154.8 million when the specific reserves were recorded.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans on real estate held for investment, net: The fair values of mortgage loans held for investment on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. As commercial mortgage loans held for sale are included in the above fair value disclosure, they are excluded from financial instruments not carried at fair value in the table below.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt, payable to Nationwide Financial Services, Inc. (NFS): The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2009		2008
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$6,781.1	$5,946.3	$7,645.6	$6,845.6
Policy loans	1,050.4	1,050.4	1,095.6	1,095.6

Liabilities
Investment contracts	(18,723.8)	(18,315.5)	(20,093.2)	(19,621.5)
Short-term debt	(150.0)	(150.0)	(249.7)	(249.7)
Long-term debt, payable to NFS	(700.0)	(716.6)	(700.0)	(568.7)

(5)	Derivative Financial Instruments
Qualitative Disclosures

The Company recognizes all of its derivative instruments as either assets or liabilities at fair value. The accounting for changes in the fair value (e.g., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.

For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction impacts earnings (e.g., interest income on a floating rate asset). The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any (ineffectiveness), or components of fair value that are excluded from the assessment of effectiveness, are recognized in the consolidated statements of income (loss) during the period.

For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item are both recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For derivative instruments that are not designated as a hedging instrument, the gain or loss on the derivative instrument is recognized in net realized investment gains and losses.

The Company’s derivative activities primarily are with financial institutions and corporations. In order to minimize credit risk, the Company enters into master netting agreements, which reduce risk by permitting the closeout and netting of transactions with the same counterparty upon occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash, U.S. Treasury securities and other marketable securities.

As of December 31, 2009 and 2008, the Company had received $532.4 million and $1.02 billion, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $32.3 million and $35.4 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2009 and 2008, respectively. As of December 31, 2009 and 2008, the Company had pledged fixed maturity securities with a fair value of $55.6 million and $24.5 million, respectively, as collateral to various derivative counterparties. There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect that the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

The Company is exposed to certain other risks relating to its ongoing business operations. The primary risks managed by using derivative instruments are interest rate risk, foreign currency exchange risk, equity risk and credit risk.

Derivatives Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company periodically purchases variable rate investments (e.g., commercial mortgage loans and corporate bonds). As a result, the Company is exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the investments are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap is intended to match the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will offset the fixed rate paid on the liability. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

The Company periodically participates in a medium-term note (MTN) program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. The proceeds from these funding agreements are generally used to purchase fixed rate assets (generally available-for-sale corporate bonds, available-for-sale private placement bonds or held for investment commercial mortgage loans). In a rising interest rate environment, the Company is exposed to narrowing margins as interest expense will increase while interest income remains constant. To manage this risk, the Company has entered into pay fixed/receive variable interest rate swaps. The interest rate swap agreement utilized by the Company effectively modifies its exposure to interest rate risk by converting the Company’s floating rate funding agreements associated with the MTN program to a fixed rate, thus reducing the impact of interest rate changes on future interest expense. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company purchases foreign-denominated fixed rate assets and the associated investment income is exposed to changes in the exchange rates of the foreign currencies. To manage this risk, the Company has entered into pay fixed foreign currency/receive fixed U.S. dollar cross-currency swaps. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument will offset the changes in the functional-currency equivalent cash flows of the asset. These cross-currency swaps are designated as hedging instruments in cash flow hedging relationships.

The Company also purchases foreign-denominated fixed rate assets, funded with proceeds from funding agreements under a variable rate MTNs. The value of these investments is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into pay fixed foreign currency/receive variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the asset’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

In addition, the Company periodically participates in a fixed rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust, and the value of these liabilities is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into receive fixed foreign currency/pay variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the liability’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

Derivatives Not Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company enters into commercial mortgage loan commitments that are held for sale, which exposes the Company to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. If interest rates rise or fall, the gains or losses on short U.S. Treasury futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company may use pay fixed, receive variable interest rate swaps to hedge the value of a portfolio of fixed-rate assets, relative to changes in interest rates. The interest rate swaps mitigate the risk of a loss of value due to increasing interest rates, with the fluctuations in the fair values of the derivatives offsetting changes in the fair values of the portfolios resulting from changes in interest rates.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, and options are utilized to economically hedge a portion of these products. See Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management below for further explanation. As interest rates are a component of the option’s value, the effectiveness of economically hedging the annuity products may be adversely affected by changes in interest rates. The Company enters into interest rate swaps to mitigate this risk. The fluctuation in the fair values of the derivatives offsets the changes in the fair values of the options resulting from changes in interest rates.

The Company periodically enters into basis swaps (receive one variable rate/pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

In addition, the Company may use pay fixed/receive variable interest rate swaps as hedges against the negative effects of adverse interest rate movements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Not Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company periodically participates in a variable rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. As such, the cash flows related to these MTNs are exposed to changes in the exchange rates of the foreign currencies. Because the Company desires to retain the variable interest rate, it has entered into receive variable foreign currency/pay variable U.S. dollar cross-currency swaps. The basis swap converts the debt instrument to a U.S. dollar variable rate, thereby eliminating foreign exchange risk. While the receive-side terms of the basis swap will be consistent with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these basis swaps do not receive hedge accounting treatment. The Company also uses currency contracts, primarily futures, to hedge foreign currency denominated investments in certain alternative investments.

Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits. The contractholders may elect to invest in equity funds. Adverse changes in the equity markets expose the Company to losses if the changes result in contractholder’s account balances falling below the guaranteed minimum. To mitigate a portion of the risk associated with these liabilities, the Company enters into equity index futures and options. The changes in value of the futures and options will offset a portion of the changes in the annuity accounts relative to changes in the equity market.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, where the contractholder elects to invest in funds with a foreign equity index. Adverse changes in the foreign equity index expose the Company to losses if the change results in contractholder’s account balances falling below the guaranteed minimum. To mitigate this risk, the Company enters into total return swaps, where the Company pays the total return on the foreign index and receives one-month U.S. London Interbank Offered Rate (LIBOR). The changes in cash flows of the total return swap will offset a portion of the changes in the annuity accounts relative to changes in the foreign index.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

Derivatives Not Qualifying for Hedge Accounting – Credit Risk

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index.

The Company sells credit default protection to counterparties on selected debt instruments with specific creditor or credit index exposure and combines the credit default swap with selected assets the Company owns to enhance spreads. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. When the Company sells these instruments, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but is not limited to, creditor bankruptcy or restructuring. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company.

Quantitative Disclosure

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of December 31, 2009:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional	Balance sheet location	Fair value	Notional
Derivatives designated as hedging instruments:
Interest rate contracts	Other assets	$3.8	$86.4	Other liabilities	$69.0	$1,216.1
Cross-currency swaps	Other assets	33.8	93.1	Other liabilities	35.9	215.9

Total derivatives designated as hedging instruments		37.6	179.5		104.9	1,432.0
Derivatives not designated as hedging instruments:
Interest rate contracts	Other assets	410.0	7,456.7	Other liabilities	239.1	5,162.0
Cross-currency swaps	Other assets	48.6	210.8	Other liabilities	48.5	209.6
Credit default swaps	Other assets	0.5	28.5	Other liabilities	3.2	81.5
Total return swaps	Other assets	0.8	85.4	Other liabilities	8.3	555.8
Equity contracts	Other assets	331.2	2,504.6	Other liabilities	10.3	995.7
Embedded derivatives on guaranteed benefit annuity programs	N/A	—	—	Future policy benefits and claims	310.9	N/A
Other embedded derivatives	N/A	—	—	Other liabilities	1.5	N/A

Total derivatives not designated as hedging instruments		791.1	10,286.0		621.8	7,004.6

Total derivatives		$828.7	$10,465.5		$726.7	$8,436.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of gain (loss) recognized on derivatives	Amount of gain (loss) recognized on derivatives1,2
Derivatives in fair value hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$24.9
Cross-currency swaps	Net realized investment gains (losses)	(2.4)

Total		$22.5

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$(35.3)
Cross-currency swaps	Net realized investment gains (losses)	2.5

Total		$(32.8)

1         Excludes ($36.9) million of periodic settlements in interest rate contracts which are recorded in net investment income.

2        Includes $7.5 million of cash received in the termination of cash flow hedging instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Amount of gain (loss) recognized in OCI on derivatives
Derivatives in cash flow hedging relationships:
Interest rate contracts	$12.6
Cross-currency swaps	(4.4)
Currency contracts	(18.8)
Other embedded derivatives	(12.0)

Total	$(22.6)

(in millions)	Location of realized gain (loss) reclassified from AOCI into income1	Amount of realized gain (loss) reclassified from AOCI into income
Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$(3.8)
Cross-currency swaps	Net realized investment gains (losses)	(10.9)
Currency contracts	Net realized investment gains (losses)	(3.8)
Other embedded derivatives	N/A	—

Total		$(18.5)

1	Effective portion.

(in millions)	Location of realized gain (loss) recognized in income on derivatives1	Amount of realized gain (loss) recognized in income on derivatives1,2,3
Derivatives in cash flow hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$0.1
Cross-currency swaps	Net realized investment gains (losses)	(1.3)
Currency contracts	Net realized investment gains (losses)	(2.8)
Other embedded derivatives	N/A	—

Total		$(4.0)

1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.

2	Excludes 0.2 million of periodic settlements in interest rate contracts.

3	Includes $16.5 million of cash received in termination of cash flow hedging instrument.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of realized gain (loss) in income on derivatives	Amount of realized gain (loss) recognized in income on derivatives1
Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$(197.2)
Cross-currency swaps	Net realized investment gains (losses)	3.3
Credit default swaps	Net realized investment gains (losses)	7.9
Equity total return swaps	Net realized investment gains (losses)	7.0
Equity contracts	Net realized investment gains (losses)	(738.7)
Embedded derivatives on guaranteed benefit annuity programs	Net realized investment gains (losses)	1,432.0
Other embedded derivatives	Net realized investment gains (losses)	2.6

Total		$516.9

1 Excludes net interest settlements and other revenue on embedded derivatives on guaranteed benefit annuity programs that are also recorded in net realized investment gains (losses).
In addition to the net realized investment gains (losses) listed in the previous tables, $(151.3) million of net interest settlements on all derivative instruments and $63.2 million of other revenue on embedded derivatives on guaranteed benefit annuity programs are also recorded in net realized investment gains (losses) for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Credit Derivatives

The Company had exposure to credit protection contracts for the years ended December 31, 2009, 2008, and 2007 and had experienced no credit event losses in 2009, credit event losses of $18.8 million in 2008 and no credit event losses in 2007 on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
December 31, 2009:
Single sector exposure:
Consumer goods	$—	$—	$—	$—	$—	$—	$—	$—
Financial	35.0	(2.5)	9.0	0.2	—	—	44.0	(2.3)
Oil & gas pipelines	15.0	—	—	—	—	—	15.0	—
Services	—	—	—	—	10.0	0.2	10.0	0.2
Utilities	—	—	—	—	—	—	—	—

Total single sector exposure	50.0	(2.5)	9.0	0.2	10.0	0.2	69.0	(2.1)
Index exposure:
Corporate bonds	—	—	—	—	—	—	—	—

Total index exposure	—	—	—	—	—	—	—	—

Total	$50.0	$(2.5)	$9.0	$0.2	$10.0	$0.2	$69.0	$(2.1)

December 31, 2008:
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(6)	Investments
Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$15.4	$1.0	$151.1
U. S. Government agencies	551.3	57.2	5.7	602.8
Obligations of states and political subdivisions	567.6	4.4	23.1	548.9
Debt securities issued by foreign governments	69.9	5.3	0.1	75.1
Corporate securities
Public	10,929.8	597.2	175.2	11,351.8
Private	4,499.5	193.1	83.4	4,609.2
Residential mortgage-backed securities	6,078.9	95.2	665.2	5,508.9
Commercial mortgage-backed securities	1,284.9	6.5	207.3	1,084.1
Collateralized debt obligations	531.1	11.8	170.9	372.0
Other asset-backed securities	453.4	20.4	28.0	445.8

Total fixed maturity securities	25,103.1	1,006.5	1,359.9	24,749.7
Equity securities	48.8	4.6	0.8	52.6

Total securities available-for-sale	$25,151.9	$1,011.1	$1,360.7	$24,802.3

December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$79.1	$22.6	$—	$101.7
U. S. Government agencies	420.4	93.3	—	513.7
Obligations of states and political subdivisions	230.5	1.6	7.4	224.7
Debt securities issued by foreign governments	50.1	5.4	—	55.5
Corporate securities
Public	8,881.9	109.9	1,040.7	7,951.1
Private	4,997.8	45.2	401.0	4,642.0
Residential mortgage-backed securities	6,807.8	90.5	863.6	6,034.7
Commercial mortgage-backed securities	1,418.1	0.6	455.3	963.4
Collateralized debt obligations	557.8	6.3	240.7	323.4
Other asset-backed securities	679.1	3.6	105.4	577.3

Total fixed maturity securities	24,122.6	379.0	3,114.1	21,387.5
Equity securities	62.2	0.7	8.8	54.1

Total securities available-for-sale	$24,184.8	$379.7	$3,122.9	$21,441.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions. The Company may realize investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$50.9	$1.0	2	$—	$—	—	$50.9	$1.0	2
U.S. Government agencies	154.6	5.7	8	—	—	—	154.6	5.7	8
Obligations of states and political subdivisions	318.2	11.5	35	79.1	11.6	13	397.3	23.1	48
Debt securities issued by foreign governments	1.6	0.1	2	—	—	—	1.6	0.1	2
Corporate securities
Public	1,197.9	32.0	160	1,117.5	143.2	201	2,315.4	175.2	361
Private	278.8	19.0	47	972.6	64.4	73	1,251.4	83.4	120
Residential mortgage-backed securities	936.7	104.2	117	2,375.1	561.0	341	3,311.8	665.2	458
Commercial mortgage-backed securities	42.7	5.2	11	699.3	202.1	101	742.0	207.3	112
Collateralized debt obligations	29.9	28.9	13	277.2	142.0	45	307.1	170.9	58
Other asset-backed securities	5.4	0.2	12	247.5	27.8	33	252.9	28.0	45

Total fixed maturity securities	3,016.7	207.8	407	5,768.3	1,152.1	807	8,785.0	1,359.9	1,214
Equity securities	16.7	0.1	13	2.4	0.7	75	19.1	0.8	88

Total	$3,033.4	$207.9	420	$5,770.7	$1,152.8	882	$8,804.1	$1,360.7	1,302

December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	16	$29.3	$3.9	9	$124.2	$7.4	25
Corporate securities
Public	4,109.4	676.9	692	1,350.3	363.8	289	5,459.7	1,040.7	981
Private	2,259.4	282.1	231	996.5	118.9	105	3,255.9	401.0	336
Residential mortgage-backed securities	820.3	187.8	138	2,281.4	675.8	323	3,101.7	863.6	461
Commercial mortgage-backed securities	539.9	190.4	96	410.9	264.9	96	950.8	455.3	192
Collateralized debt obligations	151.0	100.8	24	122.6	139.9	36	273.6	240.7	60
Other asset-backed securities	325.5	41.7	38	228.7	63.7	26	554.2	105.4	64

Total fixed maturity securities	8,300.4	1,483.2	1,235	5,419.7	1,630.9	884	$13,720.1	$3,114.1	2,119
Equity securities	19.2	8.6	81	3.4	0.2	6	22.6	8.8	87

Total	$8,319.6	$1,491.8	1,316	$5,423.1	$1,631.1	890	$13,742.7	$3,122.9	2,206

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value of less than 80% and have been in an unrealized loss position for more than one year was 65% and 64% as of December 31, 2009 and December 31, 2008, respectively.

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2009. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,002.3	$1,024.5
Due after one year through five years	7,213.2	7,507.1
Due after five years through ten years	5,265.4	5,516.8
Due after ten years	3,273.9	3,290.5

Subtotal	16,754.8	17,338.9
Residential mortgage-backed securities	6,078.9	5,508.9
Commercial mortgage-backed securities	1,284.9	1,084.1
Collateralized debt obligations	531.1	372.0
Other asset-backed securities	453.4	445.8

Total	$25,103.1	$24,749.7

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting. These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach. For 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies. Under the modified approach, the NAIC designation for this type of security is based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values. In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value. Under this process, NAIC designations for these residential mortgage-backed securities could be higher or lower than the related NRSRO ratings. NAIC designations range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 91% and 93% were in the two highest NAIC designations categories as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2009		December 31, 2008
NAIC Desingations1,2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	AAA/AA/A	$15,322.9	$15,195.7	$15,423.0	$13,960.4
2	BBB	7,139.5	7,275.0	6,610.4	5,802.2
3	BB	1,551.1	1,404.3	1,233.3	990.0
4	B	724.1	616.7	556.0	386.2
5	CCC and lower	253.5	187.6	190.5	148.2
6	In or near default	112.0	70.4	109.4	100.5

	Total	$25,103.1	$24,749.7	$24,122.6	$21,387.5

1
NAIC designations are assigned at least annually. Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.
Other-Than-Temporary Impairment Evaluations

When evaluating whether a residential mortgage-backed security, commercial mortgage-backed security, collateralized debt obligation and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency prepayment and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt position, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis. A similar analysis is performed to evaluate U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of the cash flows generated by a security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Under the current other-than temporary impairment model, which was amended by the FASB and adopted by the Company in the first quarter of 2009, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets. For securities that are other-than-temporarily impaired, a discussion of the estimate of the credit loss portion that is recognized in earnings is provided, as applicable in the respective section of this footnote.

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features. For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$27.1	$104.1	$131.2	$13.1	$45.5	$58.6	$40.2	$149.6	$189.8
79.9% - 50.0%	8.5	45.6	54.1	2.3	12.4	14.7	10.8	58.0	68.8
Below 50.0%	—	—	—	—	—	—	—	—	—

Total	$35.6	$149.7	$185.3	$15.4	$57.9	$73.3	$51.0	$207.6	$258.6

December 31, 2008:
99.9% - 80.0%	$355.7	$116.8	$472.5	$31.0	$23.4	$54.4	$386.7	$140.2	$526.9
79.9% - 50.0%	327.5	121.9	449.4	118.4	126.0	244.4	445.9	247.9	693.8
Below 50.0%	79.3	41.5	120.8	47.1	53.1	100.2	126.4	94.6	221.0

Total	$762.5	$280.2	$1,042.7	$196.5	$202.5	$399.0	$959.0	$482.7	$1,441.7

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition. An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security. The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards. Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position. Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security. The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and the security’s effective yield to arrive at the expected present value of cash flows. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $608.9 million and $661.2 million, and gross unrealized losses of $101.3 million and $379.9 million, as of December 31, 2009 and 2008, respectively. Of these unrealized losses as of December 31, 2009, $98.8 million, or 98%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $106.3 million, or 18%, as of December 31, 2008. The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection. Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk. A significant portion of the private placement fixed maturity securities that the Company holds are participations in issues that are also owned by other investors. In addition, some of these securities are rated by NRSROs, and substantially all have been assigned a rating by the NAIC, as shown in a previous table in this footnote summarizing the credit quality of the Company’s fixed maturity securities portfolio.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	As of December 31, 2009			As of December 31, 2008
in millions	Amortized cost	Estimated fair value	% of estimated fair value total	Amortized cost	Estimated fair value	% of estimated fair value total
Government agency	$2,546.9	$2,620.9	48%	$2,928.5	$3,002.4	50%
Prime	1,120.3	959.7	17%	1,341.6	1,041.4	17%
Alt-A	1,830.6	1,451.7	26%	1,850.7	1,451.6	24%
Sub-prime	577.3	473.7	9%	675.8	528.7	9%
Other residential mortgage collateral	3.8	2.9	—	11.2	10.6	—

Total	$6,078.9	$5,508.9	100%	$6,807.8	$6,034.7	100%

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered sub-prime. The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs. In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$29.0	$134.1	$163.1	$11.5	$41.5	$53.0	$40.5	$175.6	$216.1
79.9% - 50.0%	17.4	197.6	215.0	19.5	140.4	159.9	36.9	338.0	374.9
Below 50.0%	10.3	33.8	44.1	16.5	13.6	30.1	26.8	47.4	74.2

Total	$56.7	$365.5	$422.2	$47.5	$195.5	$243.0	$104.2	$561.0	$665.2

December 31, 2008:
99.9% - 80.0%	$47.7	$124.5	$172.2	$6.0	$10.3	$16.3	$53.7	$134.8	$188.5
79.9% - 50.0%	91.7	441.6	533.3	17.1	22.2	39.3	108.8	463.8	572.6
Below 50.0%	13.0	74.4	87.4	12.3	2.8	15.1	25.3	77.2	102.5

Total	$152.4	$640.5	$792.9	$35.4	$35.3	$70.7	$187.8	$675.8	$863.6

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs. Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines. Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography. Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default. Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default. For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics. Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination. Prepayment speeds, both actual and estimated, are also considered. The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions. These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors. These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$4.2	$54.0	$58.2	$—	$—	$—	$4.2	$54.0	$58.2
79.9% - 50.0%	—	85.2	85.2	—	—	—	—	85.2	85.2
Below 50.0%	1.0	62.9	63.9	—	—	—	1.0	62.9	63.9

Total	$5.2	$202.1	$207.3	$—	$—	$—	$5.2	$202.1	$207.3

December 31, 2008:
99.9% - 80.0%	$19.8	$36.7	$56.5	$—	$—	$—	$19.8	$36.7	$56.5
79.9% - 50.0%	129.6	40.9	170.5	—	—	—	129.6	40.9	170.5
Below 50.0%	41.0	187.3	228.3	—	—	—	41.0	187.3	228.3

Total	$190.4	$264.9	$455.3	$—	$—	$—	$190.4	$264.9	$455.3

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities. In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows. Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations. For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$0.4	$3.6	$4.0	$0.3	$15.8	$16.1	$0.7	$19.4	$20.1
79.9% - 50.0%	—	29.0	29.0	4.2	31.4	35.6	4.2	60.4	64.6
Below 50.0%	—	9.6	9.6	24.0	52.6	76.6	24.0	62.2	86.2

Total	$0.4	$42.2	$42.6	$28.5	$99.8	$128.3	$28.9	$142.0	$170.9

December 31, 2008:
99.9% - 80.0%	$7.0	$0.2	$7.2	$0.1	$0.6	$0.7	$7.1	$0.8	$7.9
79.9% - 50.0%	25.8	37.2	63.0	—	—	—	25.8	37.2	63.0
Below 50.0%	66.5	99.8	166.3	1.4	2.1	3.5	67.9	101.9	169.8

Total	$99.3	$137.2	$236.5	$1.5	$2.7	$4.2	$100.8	$139.9	$240.7

To generate the expected cash flows, agency NRSRO of the underlying corporate securities were used to develop default probabilities. Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool. An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds. Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities. All banks in the pools were screened using data provided by U.S. Bank Rating service. The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability. The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security. An independent data provider is then used to model each security’s structure and payment waterfall to determine cash flows at the security level.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Unrealized Gains and Losses

The following table presents the components of net unrealized losses on securities available-for-sale, as of December 31:

(in millions)	2009	2008
Net unrealized losses, before adjustments and taxes	$(349.6)	$(2,743.2)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(35.1)	(57.7)

Total net unrealized losses, before adjustments and taxes	(384.7)	(2,800.9)
Adjustment to deferred policy acquisition costs	31.0	615.9
Adjustment to value of business acquired	0.2	9.6
Adjustment to future policy benefits and claims	19.5	46.9
Adjustment to policyholder dividend obligation	(16.4)	74.9
Deferred federal income tax benefit	122.6	718.8

Net unrealized losses	$(227.8)	$(1,334.8)

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	20091	2008	2007
Fixed maturity securities	$2,381.7	$(2,682.2)	$(132.1)
Equity securities	11.9	(14.2)	(4.5)

Net increase (decrease)	$2,393.6	$(2,696.4)	$(136.6)

1
Includes the $384.2 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table summarizes the Company’s accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings, based on the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities before federal income tax benefit, for the years ended December 31:

(in millions)	2009
Cumulative adoption of accounting principle as of January 1	$(384.2)
Net unrealized gains in the period	38.3

Total1	$(345.9)

1	Includes $417.5 million of other-than-temporary impairment losses recognized in other comprehensive income for the year ended December 31, 2009.
The Company’s practice is to disclose in the table above both the non-credit portion of the other-than-temporary impairment losses recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities, which could result in a net unrealized gain.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Mortgage Loans on Real Estate, Securitization and Real Estate

As of December 31, 2009 and 2008, the carrying value, net of specific reserves, of commercial mortgage loans on real estate considered specifically reserved was $154.8 million and $39.9 million, respectively, for which a $36.4 million and $14.4 million specific reserve had been established, respectively. No specific reserve exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2009	2008	2007
Allowance, beginning of period	$42.4	$24.8	$36.0
Net change in allowance	35.0	17.6	(11.2)

Allowance, end of period	$77.4	$42.4	$24.8

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during the years ended December 31, 2009 and 2008. The Company received $0.6 million, during the years ended December 31, 2009 and 2008, in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before.

The Company provided a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. For the years ended December 31, 2009, 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

Real estate held for use was $1.8 million and $9.8 million as of December 31, 2009 and 2008, respectively. These assets are carried at cost less accumulated depreciation, which was $0.4 million and $2.1 million as of December 31, 2009 and 2008, respectively. The carrying value of real estate held for sale was $7.1 million and $6.8 million as of December 31, 2009 and 2008, respectively.

Securities Lending

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. The Company recognizes loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term investments and fixed maturity securities and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

As of December 31, 2009 and December 31, 2008, the Company had received $41.4 million and $419.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2009 and December 31, 2008. As of December 31, 2009 and December 31, 2008, the Company had loaned securities with a fair value of $40.0 million and $407.1 million, respectively.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $19.2 million and $28.0 million were on deposit with various regulatory agencies as required by law as of December 31, 2009 and 2008, respectively,. These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2009	2008	2007
Securities available-for-sale:
Fixed maturity securities	$1,465.1	$1,477.3	$1,518.5
Equity securities	1.9	5.3	5.0
Mortgage loans on real estate	445.4	497.1	554.1
Short-term investments	6.4	16.8	31.2
Other	17.0	(75.1)	152.0

Gross investment income	1,935.8	1,921.4	2,260.8
Less investment expenses	56.7	56.7	68.6

Net investment income	$1,879.1	$1,864.7	$2,192.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:

(in millions)	2009	2008	2007
Total net derivatives gains (losses)1,2	399.8	(330.3)	(55.9)
Total realized gains on sales	191.7	40.2	93.3
Total realized losses on sales	(112.8)	(40.7)	(85.2)
Valuation (losses) gains3	(20.7)	(55.8)	1.9
Other	(4.2)	38.8	(1.3)

Net realized investment gains (losses)	$453.8	$(347.8)	$(47.2)

1
Includes gains of $413.6 million and losses of $500.7 million, and $26.7 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2009, 2008, and 2007, respectively.

2
Includes losses of $171.8 million and gains of $109.4 million on derivatives associated with death benefit contracts for the years ended December 31, 2009 and 2008, respectively. There were no material gains or losses on derivatives associated with death benefit contracts during 2007.

3	Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the valuation allowance not related to specific mortgage loans on real estate.
Proceeds from the sale of securities available-for-sale during 2009, 2008 and 2007 were $4.21 billion, $4.31 billion and $4.98 billion, respectively. During 2009 and 2008, gross gains of $189.0 million and $35.7 million, respectively, and gross losses of $70.3 million and $25.3 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Other-Than-Temporary and Other Investment Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Gross	Included in OCI	Net
2009:
Fixed maturity securities1	$906.8	$(417.5)	$489.3
Equity securities	7.1	—	7.1
Mortgage loans	71.8	—	71.8
Other	6.4	—	6.4

Total other-than-temporary impairment losses	$992.1	$(417.5)	$574.6

		2008	2007
Total Impairments:
Fixed maturity securities1		$1,052.2	$108.5
Equity securities		60.2	—
Mortgage loans		14.6	4.1
Other		3.7	5.1

Total other-than-temporary impairment losses		$1,130.7	$117.7

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment. For the year ended December 31, 2009, the Company recognized $167.6 million in other-than-temporary impairments related to these securities compared to $89.5 million and none for the years ended December 31, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary-impairment losses on debt securities held as of December 31, 2009 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

(in millions)
Cumulative credit loss as of January 1, 20091	$507.5
New credit losses	168.4
Incremental credit losses2	71.9

Subtotal	747.8
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(267.3)
Losses related to securities included in the beginning balance for which there was a change in intent3	(63.1)
Increases in cash flows expected to be collected for securities included in the beginning balance	—

Cumulative credit loss as of December 31, 20091	$417.4

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	On securities included in the beginning balance.

3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period. Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

(7)	Deferred Policy Acquisition Costs
During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a increase in DAC and other related balances, including sales inducement assets, and an decrease in DAC amortization and other related balances of $218.5 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves. The review covered all assumptions including mortality, lapses, expenses and general and separate account returns. As a result of this review, certain assumptions were unlocked (DAC unlock). The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$191.9	$—	$—	$10.9	$202.8
Retirement Plans	(8.2)	—	—	—	(8.2)
Individual Protection	(43.9)	(13.2)	10.9	—	(46.2)

Total	$139.8	$(13.2)	$10.9	$10.9	$148.4

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(429.1)	$(2.6)	$—	$(0.6)	$(432.3)
Retirement Plans	(2.3)	—	—	—	(2.3)
Individual Protection	(2.8)	7.5	3.2	—	7.9

Total	$(434.2)	$4.9	$3.2	$(0.6)	$(426.7)

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $216.5 million pre-tax. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $161.9 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing GLWB rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the second quarter of 2007 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(208.9)	$—	$—	$12.5	$(196.4)
Retirement Plans	(10.5)	—	—	—	(10.5)
Individual Protection	(16.4)	5.1	1.7	—	(9.6)

Total	$(235.8)	$5.1	$1.7	$12.5	$(216.5)

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$4,523.8	$4,095.6
Capitalization of DAC	513.0	587.6
Amortization of DAC, excluding unlocks	(605.4)	(257.4)
Amortization of DAC, related to unlocks	139.8	(434.2)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other	(588.1)	532.2

Balance at end of period	$3,983.1	$4,523.8

(8)	Value of Business Acquired and Other Intangible Assets
The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$334.0	$354.8
Amortization of VOBA	(49.4)	(31.4)
Net realized losses on investments	1.7	1.9
Other	—	0.5

Subtotal	286.3	325.8
Change in unrealized (loss) gain on available-for-sale securities	(9.4)	8.2

Balance at end of period	$276.9	$334.0

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $20.1 million, $22.4 million and $24.8 million during the years ended December 31, 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes intangible assets as of December 31:

(in millions)	Initial useful life1	2009		2008
		Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Amortizing:
VOBA	28 years	$594.9	$318.0	$594.9	$270.5
Distribution forces	20 years	7.0	7.0	7.0	1.3

Total intangible assets		$601.9	$325.0	$601.9	$271.8

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.
During the fourth quarter of 2009, the Company recorded a $5.4 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in a $7.8 million pre-tax charge. The state insurance licenses had indefinite useful lives and were not previously amortized. Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses are no longer required as the surviving entities have the required state insurance licenses to conduct business on existing NLICA and NLACA products. The Company will surrender the state insurance licenses back to each state. See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $19.7 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed as of June 30, did not result in material impairment losses on intangible assets during 2009, 2008 and 2007.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA
2010	$28.8
2011	24.2
2012	21.9
2013	19.4
2014	16.0

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(9)	Goodwill
The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Protection	Total
Balance as of December 31, 2007	$25.4	$174.4	$199.8
Adjustments	—	—	—

Balance as of December 31, 2008	25.4	174.4	199.8
Adjustments	—	—	—

Balance as of December 31, 2009	$25.4	$174.4	$199.8

The Company’s 2009 annual impairment testing did not result in any impairments on existing goodwill. As of the 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of 12/31/09 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(10)	Closed Block
The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2009	2008
Liabilities:
Future policyholder benefits	$1,818.0	$1,844.2
Policyholder funds and accumulated dividends	142.9	142.7
Policyholder dividends payable	28.7	31.7
Policyholder dividend obligation	48.7	(62.2)
Other policy obligations and liabilities	13.8	9.2

Total liabilities	2,052.1	1,965.6

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	1,236.2	1,082.1
Mortgage loans on real estate	263.2	294.8
Policy loans	190.5	197.9
Other assets	135.4	152.3

Total assets	1,825.3	1,727.1

Excess of reported liabilities over assets	226.8	238.5

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities available-for-sale	90.8	(88.6)
Adjustment to policyholder dividend obligation	(90.8)	88.6

Total	—	—

Maximum future earnings to be recognized from assets and liabilities	$226.8	$238.5

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,236.2	$1,082.1
Amortized cost	1,252.6	1,157.0
Shadow policyholder dividend obligation	(16.4)	74.9

Net unrealized appreciation	$—	$—

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2009	2008	2007
Revenues:
Premiums	$89.6	$92.9	$95.7
Net investment income	105.6	108.9	102.5
Realized investment gains (losses)	1.8	(40.9)	(1.5)
Realized (losses) gains credited to to policyholder benefit obligation	(5.8)	36.9	(2.5)

Total revenues	191.2	197.8	194.2

Benefits and expenses:
Policy and contract benefits	132.9	131.1	136.4
Change in future policyholder benefits and interest credited to policyholder accounts	(24.4)	(17.4)	(19.3)
Policyholder dividends	59.2	62.9	61.1
Change in policyholder dividend obligation	4.4	2.6	(3.6)
Other expenses	1.1	1.2	1.2

Total benefits and expenses	173.2	180.4	175.8

Total revenues, net of benefits and expenses, before federal income tax expense	18.0	17.4	18.4
Federal income tax expense	6.3	6.1	6.4

Revenues, net of benefits and expenses and federal income tax expense	$11.7	$11.3	$12.0

Maximum future earnings from assets and liabilities:
Beginning of period	$238.5	$249.8	$261.8
Change during period	(11.7)	(11.3)	(12.0)

End of period	$226.8	$238.5	$249.8

Cumulative closed block earnings from inception through December 31, 2009 and 2008 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32.3 million and $12.7 million as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(11)	Variable Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
In January 2009, the Company decided to simplify its living benefit guarantees and only offer L.inc on new sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables. The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2009					2008
(in millions)	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$728.8	$5,859.6	$6,588.4	$99.5	61	$912.1	$5,082.2	$5,994.3	$440.6	60
Reset	1,622.4	12,406.1	14,028.5	899.5	64	2,282.3	10,259.8	12,542.1	2,477.7	64
Ratchet	1,181.3	13,835.5	15,016.8	1,772.4	67	1,877.7	10,545.7	12,423.4	3,775.3	67
Rollup	41.8	258.7	300.5	17.7	73	48.5	241.9	290.4	25.9	72
Combo	229.1	1,577.3	1,806.4	325.6	69	306.0	1,398.1	1,704.1	621.2	69

Subtotal	3,803.4	33,937.2	37,740.6	3,114.7	65	5,426.6	27,527.7	32,954.3	7,340.7	65
Earnings enhancement	16.5	373.4	389.9	19.6	64	28.1	305.4	333.5	7.2	63

Total - GMDB	$3,819.9	$34,310.6	$38,130.5	$3,134.3	65	$5,454.7	$27,833.1	$33,287.8	$7,347.9	65

GMAB2:
5 Year	$383.0	$2,639.8	$3,022.8	$171.5	N/A	$607.0	$2,260.6	$2,867.6	$499.0	N/A
7 Year	393.6	2,151.9	2,545.5	180.4	N/A	451.6	1,814.3	2,265.9	482.9	N/A
10 Year	70.2	684.6	754.8	39.5	N/A	80.2	597.7	677.9	132.2	N/A

Total - GMAB	$846.8	$5,476.3	$6,323.1	$391.4	N/A	$1,138.8	$4,672.6	$5,811.4	$1,114.1	N/A

GMIB3:
Ratchet	$16.3	$242.0	$258.3	$0.3	N/A	$16.2	$228.5	$244.7	$5.6	N/A
Rollup	46.6	625.6	672.2	0.4	N/A	47.1	612.4	659.5	1.3	N/A
Combo	—	0.2	0.2	—	N/A	—	0.1	0.1	—	N/A

Total - GMIB	$62.9	$867.8	$930.7	$0.7	N/A	$63.3	$841.0	$904.3	$6.9	N/A

GLWB:
L.inc	$229.7	$7,056.7	$7,286.4	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A
Porfolio income insurance	—	20.7	20.7	—	N/A	—	—	—	—	N/A

Total - GLWB	$229.7	$7,077.4	$7,307.1	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A

1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.32 billion and $4.59 billion as of December 31, 2009 and 2008, respectively.

3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. See Note 5, Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management, for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$4,920.2	$4,370.3
Domestic equity	24,598.8	18,676.2
International equity	3,046.9	2,421.4

Total mutual funds	32,565.9	25,467.9
Money market funds	1,473.4	2,146.4

Total	$34,039.3	$27,614.3

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2009	2008
Living benefit riders	$265.9	$1,698.0
GMDB	67.0	193.4
GMIB	3.1	5.5

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2009 and 2008, the net balance of the embedded derivatives for living benefits was a liability of $265.9 million and a liability of $1.70 billion, respectively. The GLWB component of living benefit riders was immaterial in 2009 and $699.9 million in 2008, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2009 and 2008. The incurred and paid amounts were immaterial for 2008. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2009, the Company recorded net realized investment gains on living benefit embedded derivatives and related economic hedging gains of $413.6 million. These gains were comprised of $1.50 billion of net realized investment gains on living benefit embedded derivatives and $1.08 billion of related economic hedging losses. The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates, lower volatility assumptions and an increase to the nonperformance component of the discount rate. The increase in net realized investment gains on embedded derivatives increased amortization of DAC by $389.6 million in 2009 compared to 2008, which is included in the Corporate and Other segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $132.4 million for the year ended December 31, 2009 compared to $67.1 million for the year ended December 31, 2008.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2009 and 2008:

•
Data used was based on a combination of historical numbers and future projections generally involving 250 and 50 probabilistically generated economic scenarios as of December 31, 2009 and 2008, respectively

•	Mean gross equity performance – 10.4% and 8.1% as of December 31, 2009 and 2008, respectively

•	Equity volatility – 18.0% and 18.7% as of December 31, 2009 and 2008, respectively

•	Mortality – 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009; and 100% of Annuity 2000 tables as of December 31, 2008

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

December 31, 2009 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

December 31, 2008 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.0%	3.0%	4.5%	6.0%	7.0%	7.0%	11.5%	11.5%
Maximum	1.5%	2.5%	4.0%	4.5%	40.0%	41.5%	21.5%	35.0%	35.0%	18.5%
The Company’s incurred and paid amounts for GMIBs were $7.2 million for the years ended December 31, 2009. The incurred and paid amounts were immaterial for 2008.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during the years ended December 31, 2009 and 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$452.8	$412.7
Domestic equity	2,996.3	2,459.5
International equity	416.9	334.6

Total mutual funds	3,866.0	3,206.8
Money market funds	257.0	295.0

Total	$4,123.0	$3,501.8

(12)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2009	2008
$800.0 million commercial paper program	$150.0	$149.9
$350.0 million securities lending program facility	—	99.8

Total short-term debt	$150.0	$249.7

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR). On July 31, 2009, the Company paid down the $99.7 million principal balance on the securities lending program facility. The Company had no amounts outstanding under this agreement as of December 31, 2009 compared to $99.8 million as of December 31, 2008.

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a maturity of May 13, 2010. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that NMIC maintain statutory surplus in excess of $5.30 billion, the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus in excess of $1.67 billion. A breach by any borrower of the financial covenants will impact the availability of the line for the other borrowers and may accelerate payment. NMIC had no amounts outstanding under this agreement as of December 31, 2009. NLIC also has an $800.0 million commercial paper program and rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by the amount outstanding in excess of available cash and liquid assets. NLIC had $150.0 million of commercial paper outstanding at December 31, 2009 at a weighted average interest rate of 0.29% and $149.9 million outstanding at December 31, 2008 at a weighted average interest rate of 2.07%.

The Company paid interest on short-term debt totaling $1.3 million, $8.3 million, and $15.0 million in 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(13)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2009	2008
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2009, 2008 and 2007. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

On September 30, 2009, the Company sold NLICA, a 5.75%, $200.0 million surplus note maturing on September 30, 2010. Due to the merger of NLICA with and into the Company on December 31, 2009, the note was redeemed, in whole, by the Company at a redemption price equal to 100% of the aggregate principal amount outstanding plus accrued interest.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(14)	Federal Income Taxes
Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corporation will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. NFS will file a one day life/non-life, federal income tax return (January 1, 2009) with all of its downstream subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31:

(in millions)	2009	2008
Deferred tax assets:
Future policy benefits and claims	$1,108.5	$955.6
Securities available-for-sale	—	809.2
Derivatives	62.6	229.7
Capital loss carryforward	102.8	—
Other	267.1	258.0

Gross deferred tax assets	1,541.0	2,252.5
Less valuation allowance	(23.7)	(23.7)

Deferred tax assets, net of valuation allowance	1,517.3	2,228.8

Deferred tax liabilities:
Deferred policy acquisition costs	(1,083.7)	(1,293.6)
Securities available-for-sale	(215.9)	—
Value of business acquired	(95.6)	(112.9)
Other	(96.9)	(168.3)

Gross deferred tax liabilities	(1,492.1)	(1,574.8)

Net deferred tax asset (liability)	$25.2	$654.0

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $23.7 million, $23.7 million and $23.7 million as of December 31, 2009, 2008 and 2007, respectively. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax (liability) asset was $(108.5) million and $132.1 million as of December 31, 2009 and 2008, respectively.

Total federal income taxes (refunded) paid were $(59.0) million, $(40.9) million, and $117.9 million during the years ended December 31, 2009, 2008 and 2007, respectively.

As of December 31, 2009, the Company has $293.7 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $6.7 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $22.7 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2009	2008	2007
Current	$165.0	$(130.8)	$108.0
Deferred	(117.1)	(403.0)	39.3

Federal income tax expense (benefit)	$47.9	$(533.8)	$147.3

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2009		2008		2007
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax expense (benefit)	$107.3	35.0	$(497.4)	35.0	$220.2	35.0
DRD	(56.1)	(18.3)	(42.1)	3.0	(67.5)	(10.7)
Impact of noncontrolling interest	18.3	6.0	25.3	(1.8)	17.8	2.8
Tax credits	(21.4)	(7.0)	(25.8)	1.8	(22.3)	(3.6)
Other, net	(0.2)	(0.1)	6.2	(0.4)	(0.9)	(0.1)

Total	$47.9	15.6	$(533.8)	37.6	$147.3	23.4

During 2009, the Company recorded $8.7 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns. These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During the third quarter of 2008, the Company refined its separate account DRD calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $11.9 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During 2007, the Company recorded $7.6 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2009	2008
Balance at beginning of period	$44.0	$8.8
Additions for current year tax positions	36.8	37.7
Additions for prior years tax positions	14.9	0.3
Reductions for prior years tax positions	(1.1)	(2.8)

Balance at end of period	$94.6	$44.0

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2009, is $43.0 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2009, and 2008, the Company incurred $0.2 million and $1.0 million in interest and penalties, respectively. The Company accrued $3.8 million and $2.2 million for the payment of interest and penalties at December 31, 2009 and 2008, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005. The statute remains open for these years as the Company completes the appeals process. See “Tax Matters” in Note 18 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(15)	Shareholder’s Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20091	2008	2007
Statutory net income (loss)
NLIC	$397.3	$(919.4)	$410.8
NLAIC	(61.1)	(90.3)	(4.0)

Statutory capital and surplus
NLIC	$3,129.6	$2,749.9	$2,599.9
NLAIC	213.5	122.6	256.6

1	Unaudited as of the date of this report.
On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. See Note 2 (p) for details on the accounting treatment of this transaction.

NLIC received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of NLIC’s estimated statutory surplus of $68.9 million as of December 31, 2008. The permitted practice had no impact on NLIC’s statutory net income. The benefits of this permitted practice was not considered by the Company when determining capital and surplus available for dividends during 2009.

In 2009, the NAIC adopted Statement of Statutory Accounting Principles No. 10R, Income Tax Revised – a temporary replacement of SSAP 10, which is similar to the ODI permitted practice adopted in 2008 with the exception of limiting capital and surplus available for dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. NLIC’s statutory capital and surplus as of December 31, 2009 was $3.13 billion, and statutory net income for the year ended December 31, 2009 was $397.3 million. During the year ended December 31, 2009, NLIC did not pay any dividends to NFS during 2009. As of January 1, 2010, NLIC has the ability to pay dividends to NFS totaling $397.3 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Comprehensive Gain (Loss)

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2009	2008	2007
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$2,373.9	$(3,827.8)	$(273.1)
Net non-credit gains	38.4	—	—
Net adjustment to DAC	(584.9)	528.8	3.8
Net adjustment to VOBA	(9.4)	8.2	8.0
Net adjustment to future policy benefits and claims	(27.4)	127.8	5.9
Net adjustment to policyholder dividend obligation	(91.3)	88.7	2.2
Related federal income tax (expense) benefit	(594.8)	1,076.1	88.6

Net unrealized gains (losses)	1,104.5	(1,998.2)	(164.6)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net realized losses	388.2	1,102.1	105.0
Related federal income tax benefit	(135.9)	(385.7)	(36.8)

Net reclassification adjustment	252.3	716.4	68.2

Other comprehensive gain (loss) on securities available-for-sale	1,356.8	(1,281.8)	(96.4)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(4.1)	16.5	(17.2)
Related federal income tax benefit (expense)	1.5	(5.8)	6.0

Other comprehensive (loss) income on cash flow hedges	(2.6)	10.7	(11.2)

Other unrealized (losses) gains:
Net unrealized (losses) gains	(13.5)	7.4	(7.4)
Related federal income tax benefit (expense)	4.7	(2.5)	2.7

Other net unrealized (losses) gains	(8.8)	4.9	(4.7)

Unrecognized amounts on pension plans:
Net unrecognized amounts	—	(12.3)	1.0
Related federal income tax benefit (expense)	—	4.3	(0.4)

Other comprehensive (loss) income on unrecognized pension amounts	—	(8.0)	0.6

Total other comprehensive income (loss)	$1,345.4	$(1,274.2)	$(111.7)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities resulted in a cumulative-effect adjustment of $235.0 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2009, 2008 and 2007.

(16)	Employee Benefit Plans
The Company, excluding certain affiliated companies, participates in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC. Effective January 30, 2008, NMIC merged the Nationwide Life Insurance Company of America (NLICA) Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC. All participants are eligible for benefits based on an account balance formula. However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the FAP formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula. An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the FAP formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $11.0 million, $4.6 million, and $11.8 million for the years ended December 31, 2009, 2008 and 2007, respectively. The 2008 expense includes a gain of $5.4 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 17 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees. Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company. The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2009, 2008 and 2007.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates. Associates may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA. However, this plan has no active participants, and is in the process of being terminated. The Company’s expense for contributions to these plans was $8.7 million, $6.1 million, and $8.0 million for the years ended December 31, 2009, 2008 and 2007, respectively.

(17)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2009, 2008 and 2007, the Company made payments to NMIC and NSC totaling $233.1 million, $285.2 million, and $287.1 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.10 billion and $2.96 billion as of December 31, 2009 and 2008, respectively. Total revenues from these contracts were $143.1 million, $137.9 million and $132.3 million for the years ended December 31, 2009, 2008 and 2007, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.7 million, $115.6 million, and $110.1 million for the years ended December 31, 2009, 2008 and 2007, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2009, 2008 and 2007, the Company made lease payments to NMIC of $23.8 million, $21.5 million, and $23.0 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2009, 2008 and 2007 were $176.8 million, $202.3 million, and $317.6 million, respectively, while benefits, claims and expenses ceded during these years were $196.2 million, $218.9 million, and $348.1 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2009 and 2008, customer allocations to NFG funds totaled $23.73 billion and $18.08 billion, respectively. For the years ended December 31, 2009, 2008, and 2007, NFG paid the Company $78.8 million, $76.7 million, and $79.6 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2009 and 2008, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2009, the Company had no outstanding borrowings at any given time. During 2008 and 2007, the most the Company had outstanding at any given time was $151.6 million and $178.2 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $918.7 million and $2.58 billion as of December 31, 2009 and 2008, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2009, 2008 and 2007 were $48.3 million, $52.7 million, and $59.5 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.2 million, $11.0 million, and $9.4 million for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $4.0 million and ($22.5) million during the years ended December 31, 2009 and 2008, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2009, NLIC received a $20.0 million capital contribution from NFS.

During 2009, NLIC did not pay dividends to NFS. In 2008 and 2007, NLIC paid dividends to NFS totaling $460.5 million, and $612.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $273.2 million to Nationwide Mutual Insurance Company (NMIC). The sale resulted in a net realized loss of $33.5 million to the Company.

During 2009, the Company sold private equity investments to NMIC for $61.0 million, including the one private equity investment that is considered a VIE (See Note 20). The private equity investments were carried and sold at fair value. No gain or loss was recognized on the sale.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(18)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint. On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint. On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On July 10, 2009, the Court of Appeals heard oral argument. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs’ sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant’s had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. Also on November 6, 2009, the Court denied plaintiffs’ motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene. On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court’s order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint. On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009. The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151.0 million. The Company is currently at appeals on this issue and believes that it will ultimately prevail based on technical merits.

(19)	Guarantees
Since 2002, the Company has sold $696.1 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025. As of December 31, 2009 and 2008, the Company held guarantee reserves totaling $5.5 million and $5.1 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $985.9 million. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2009, the Company did not hold any stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2009, the stabilization reserve was not increased and the remainder of the stabilization reserve, $0.8 million, was released into income. In 2008, $0.8 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(20)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of LIHTC Funds to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 19). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $350.6 million and $416.0 million as of December 31, 2009 and December 31, 2008, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2009	2008
Other long-term investments	$314.3	$371.1
Short-term investments	16.4	20.9
Other assets	33.8	41.6
Other liabilities	(13.9)	(17.6)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2009 and December 31, 2008 (except for the impact of guarantees disclosed in Note 19). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary. The carrying amount of these unconsolidated VIEs was $110.0 million and $156.3 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs was $122.9 million and $179.6 million as of December 31, 2009 and 2008, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had a relationship with one structured product investment that is considered a VIE as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $9.2 million and $8.9 million as of December 31, 2009 and December 31, 2008, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

The Company was invested in 7 and 12 structured product investments that are considered VIEs as of December 31, 2009 and 2008, respectively, where the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $31.8 million and $17.8 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Private Equity Investments

The Company had a relationship with one private equity investment that is considered a VIE as of December 31, 2008, where the Company was the primary beneficiary. On September 30, 2009, NLIC sold this private equity investment, which had net assets of $14.1 million, to NMIC.

(21)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the The BEST of AMERICA®, Nationwide DestinationSM, and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product. The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2009
Revenues:
Policy charges	$521.9	$93.2	$633.7	$(3.7)	$1,245.1
Premiums	191.2	—	278.5	—	469.7
Net investment income	562.0	679.0	491.8	146.3	1,879.1
Non-operating net realized investment gains1	—	—	—	619.1	619.1
Other-than-temporary impairments losses	—	—	—	(574.6)	(574.6)
Other income2	(168.1)	0.1	0.2	(1.4)	(169.2)

Total revenues	1,107.0	772.3	1,404.2	185.7	3,469.2

Benefits and expenses:
Interest credited to policyholder accounts	393.6	432.5	200.8	73.2	1,100.1
Benefits and claims	247.3	—	537.8	27.0	812.1
Policyholder dividends	—	—	87.0	—	87.0
Amortization of DAC	(1.4)	44.5	158.1	264.4	465.6
Amortization of VOBA and other intangible assets	0.9	8.9	45.0	8.0	62.8
Interest expense	—	—	—	55.3	55.3
Other operating expenses	178.8	150.8	183.9	66.3	579.8

Total benefits and expenses	819.2	636.7	1,212.6	494.2	3,162.7

Income (loss) from continuing operations before federal income tax expense (benefit)	287.8	135.6	191.6	(308.5)	$306.5

Less: non-operating net realized investment gains1	—	—	—	(619.1)
Less: non-operating other-than-temporary impairment losses	—	—	—	574.6
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	296.5
Less: net loss attributable to noncontrolling interest	—	—	—	52.3

Pre-tax operating earnings (loss)	$287.8	$135.6	$191.6	$(4.2)

Assets as of year end	$48,890.6	$25,034.7	$22,115.1	$2,953.3	$98,993.7

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$602.9	$119.9	$617.7	$—	$1,340.5
Premiums	120.2	—	273.9	—	394.1
Net investment income	530.4	650.7	485.8	197.8	1,864.7
Non-operating net realized investment losses1	—	—	—	(386.8)	(386.8)
Other-than-temporary impairments losses	—	—	—	(1,130.7)	(1,130.7)
Other income2	109.5	0.9	—	(75.6)	34.8

Total revenues	1,363.0	771.5	1,377.4	(1,395.3)	2,116.6

Benefits and expenses:
Interest credited to policyholder accounts	379.1	435.9	196.2	161.4	1,172.6
Benefits and claims	378.5	—	489.4	(11.8)	856.1
Policyholder dividends	—	—	93.1	—	93.1
Amortization of DAC	647.7	40.6	129.9	(126.6)	691.6
Amortization of VOBA and other intangible assets	7.8	1.3	22.1	(0.3)	30.9
Interest expense	—	—	—	61.8	61.8
Other operating expenses	189.9	152.3	191.7	97.7	631.6

Total benefits and expenses	1,603.0	630.1	1,122.4	182.2	3,537.7

(Loss) income from continuing operations before federal income tax expense	(240.0)	141.4	255.0	(1,577.5)	$(1,421.1)

Less: non-operating net realized investment losses1	—	—	—	386.8
Less: non-operating other-than-temporary impairment losses	—	—	—	1,130.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(139.2)
Less: net loss attributable to noncontrolling interest	—	—	—	72.3

Pre-tax operating (loss) earnings	$(240.0)	$141.4	$255.0	$(126.9)

Assets as of year end	$42,508.1	$22,497.8	$20,360.3	$6,437.4	$91,803.6

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$662.6	$147.3	$574.0	$—	$1,383.9
Premiums	133.3	—	273.7	—	407.0
Net investment income	642.9	655.0	471.2	423.1	2,192.2
Non-operating net realized investment losses1	—	—	—	(36.9)	(36.9)
Other-than-temporary impairments losses	—	—	—	(117.7)	(117.7)
Other income2	3.1	—	—	(4.5)	(1.4)

Total revenues	1,441.9	802.3	1,318.9	264.0	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	444.3	443.3	192.0	231.4	1,311.0
Benefits and claims	233.5	—	439.0	—	672.5
Policyholder dividends	—	—	83.1	—	83.1
Amortization of DAC	287.1	27.4	93.1	(25.5)	382.1
Amortization of VOBA and other intangible assets	5.3	2.5	40.5	0.2	48.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	194.8	179.9	187.2	68.9	630.8

Total benefits and expenses	1,165.0	653.1	1,034.9	345.0	3,198.0

Income (loss) from continuing operations before federal income tax expense	276.9	149.2	284.0	(81.0)	$629.1

Less: non-operating net realized investment losses1	—	—	—	36.9
Less: non-operating other-than-temporary impairment losses	—	—	—	117.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)
Less: net loss attributable to noncontrolling interest	—	—	—	50.9

Pre-tax operating earnings	$276.9	$149.2	$284.0	$99.0

Assets as of year end	$56,564.4	$27,963.2	$22,874.1	$10,222.0	$117,623.7

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2009 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$151.1	$151.1
U.S. Government agencies	551.3	602.8	602.8
Obligations of states and political subdivisions	567.6	548.9	548.9
Foreign governments	69.9	75.1	75.1
Public utilities	2,487.3	2,598.6	2,598.6
All other corporate	21,290.3	20,773.2	20,773.2

Total fixed maturity securities available-for-sale	25,103.1	24,749.7	24,749.7

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	28.2	31.5	31.5
Industrial, miscellaneous and all other	1.1	1.9	1.9
Nonredeemable preferred stocks	19.5	19.2	19.2

Total equity securities available-for-sale	48.8	52.6	52.6

Mortgage loans on real estate, net	6,916.4		6,829.0	1
Real estate, net:
Investment properties	11.4		8.9	2

Total real estate, net	11.4		8.9

Policy loans	1,050.4		1,050.4
Other long-term investments	457.5		457.5
Short-term investments, including amounts managed by a related party	1,003.4		1,003.4

Total investments	$34,591.0		$34,151.5

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums1	Other policy claims and benefits payable1	Premium revenue
2009
Individual Investments	$1,911.5	$10,870.4			$191.2
Retirement Plans	270.6	11,702.4			—
Individual Protection	1,770.0	8,745.3			278.5
Corporate and Other	31.0	1,831.3

Total	$3,983.1	$33,149.4			$469.7

2008
Individual Investments	$1,883.0	$12,476.8			$120.2
Retirement Plans	290.1	11,497.5			—
Individual Protection	1,734.8	8,350.6			273.9
Corporate and Other	615.9	3,389.6			—

Total	$4,523.8	$35,714.5			$394.1

2007
Individual Investments	$2,078.1	$11,316.4			$133.3
Retirement Plans	292.9	10,973.1			—
Individual Protection	1,637.6	8,191.7			273.7
Corporate and Other	87.0	4,973.4			—

Total	$4,095.6	$35,454.6			$407.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses2	Premiums written
2009
Individual Investments	$562.0	$640.9	$(1.4)	$179.7
Retirement Plans	679.0	432.5	44.5	159.7
Individual Protection	491.8	825.6	158.1	228.9
Corporate and Other	146.3	100.2	264.4	129.6

Total	$1,879.1	$1,999.2	$465.6	$697.9

2008
Individual Investments	$530.4	$757.6	$647.7	$197.7
Retirement Plans	650.7	435.9	40.6	153.6
Individual Protection	485.8	778.7	129.9	213.8
Corporate and Other	197.8	149.6	(126.6)	159.2

Total	$1,864.7	$2,121.8	$691.6	$724.3

2007
Individual Investments	$642.9	$677.8	$287.1	$200.1
Retirement Plans	655.0	443.3	27.4	182.4
Individual Protection	471.2	714.1	93.1	227.7
Corporate and Other	423.1	231.4	(25.5)	139.1

Total	$2,192.2	$2,066.6	$382.1	$749.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2009
Life insurance in force	$208,484.5	$76,136.2	$8.2	$132,356.5	0.0%

Premiums:
Life insurance1	$549.9	$80.5	$0.3	$469.7	0.1%
Accident and health insurance	212.0	222.7	11.7	1.0	NM

Total	$761.9	$303.2	$12.0	$470.7	2.5%

2008
Life insurance in force	$208,071.0	$75,091.7	$12.3	$132,991.6	0.0%

Premiums:
Life insurance1	$476.8	$83.7	$1.0	$394.1	0.3%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$659.7	$293.0	$27.4	$394.1	7.0%

2007
Life insurance in force	$200,600.5	$76,178.6	$14.0	$124,435.9	0.0%

Premiums:
Life insurance1	$497.5	$92.5	$2.0	$407.0	0.5%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$786.7	$409.3	$29.6	$407.0	7.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2009, 2008 and 2007 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2009
Valuation allowances - mortgage loans on real estate	$42.4	$84.8	$—	$49.8	$77.4

2008
Valuation allowances - mortgage loans on real estate	$24.8	$20.8	$—	$3.2	$42.4

2007
Valuation allowances - mortgage loans on real estate	$36.0	$1.1	$—	$12.3	$24.8

1	Amounts represent transfers to real estate owned, recoveries and sales to NMIC.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

choiceprospectus.htm
The Best of America® CHOICE Annuity®
Key Bank CHOICE Annuity®
Paine Webber CHOICE Annuity®

Nationwide Life Insurance Company
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2010 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2010 ) which contains additional information about the contracts and the Variable Account, including the Condensed Financial Information for the various Variable Account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum Variable Account charges is available in " Appendix B : Condensed Financial Information" of this prospectus.)  The table of contents for the Statement of Additional Information is on page 35.  For general information or to obtain FREE copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-235-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about Nationwide and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Credit Suisse Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.

1

•	The Universal Institutional Funds, Inc.
•	Van Eck Variable Insurance Products Trust
•	Victory Variable Insurance Funds
•	Wells Fargo Advantage Funds

For a complete list of the available Sub-Accounts, please refer to " Appendix A: Underlying Mutual Funds. "   For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.  Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the Fixed Account.

2

Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Variable Account Contract Value before the Annuitization Date.

Annuitant- The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin.  This date may be changed by the Contract Owner with Nationwide's consent.

Annuity Unit- An accounting unit of measure used to calculate variable annuity payments.

Co-Annuitant(s) - The person(s) designated by the Contract Owner to receive the Spousal Protection Feature.

Contract Owner(s) - the person(s) who owns all rights under the contract.  All references in this prospectus to " you " shall mean the Contract Owner.

Contract Value- The total value of all Accumulation Units plus any amount held in the Fixed Account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral Fixed Account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets - A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC- Federal Deposit Insurance Corporation.

Fixed Account- An investment option that is funded by Nationwide ' s General Account .  Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.

General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

Qualified Plans- Retirement plans that receive favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

Sub-Accounts- Divisions of the Variable Account each of which invests in a single underlying mutual fund .

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation Date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-9, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

3

Table of Contents
Page
Glossary of Special Terms	3
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	7
Example	7
Synopsis of the Contracts	8
Surrenders
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free-look
Financial Statements	9
Condensed Financial Information	9
Nationwide Life Insurance Company	9
Nationwide Investment Services Corporation	10
Investing in the Contract	10
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	12
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	14
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Short-Term Trading Fees
Premium Taxes
Optional Contract Benefits, Charges and Deductions	16
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Spousal Protection Annuity Option
Beneficiary Protector Option
Removal of Variable Account Charges	17
Contract Ownership	18
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	19
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Examine and Cancel	22
Surrender (Redemption) Prior to Annuitization	23
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

4

Table of Contents (continued)	Page
Loan Privilege	24
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	25
Contract Owner Services	25
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	27
Annuitizing the Contract	27
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	29
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
Death Benefit Payment
Statements and Reports	31
Legal Proceedings	32
Table of Contents of Statement of Additional Information	35
Appendix A: Underlying Mutual Funds	36
Appendix B: Condensed Financial Information	48
Appendix C: Contract Types and Tax Information	91

5

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%1
* Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$252
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses ( assessed as an annualized percentage of the Daily Net Assets)5
Mortality and Expense Risk Charge	1.20%
Death Benefit Options (an applicant may elect one)
Greater of One-Year or 5% Enhanced Death Benefit Option (available beginning January 2, 2001 or a later date if state law requires) Total Variable Account charges (including this option only)	0.15% 1.35%
5% Enhanced Death Benefit Option (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option)
Total Variable Account charges (including this option only)
0.05% 1.25%
Guaranteed Minimum Income Benefit Options (no longer available as of May 1, 2003) (an applicant could elect one)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.65%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account charges (including this option only)	0.30% 1.50%
Spousal Protection Annuity Option6 Total Variable Account charges (including this option only)	0.00% 1.20%
Beneficiary Protector Option
Total Variable Account charges (including this option)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40% 1.60%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Variable Account charge (applicable to all contracts)	1.20%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Spousal Protection Annuity Option	0.00%
Beneficiary Protector Option	0.40%
Maximum Possible Total Variable Account Charges	2.20%

6

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2009 , charged by the underlying mutual funds that you may pay periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.29%	1.99%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
    (1) 10% of all purchase payments made to the contract; or
    (2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or Qualified Plans.
2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.
3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.   The amount assessed to the contract will equal the amount assessed by the state or government entity.
4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is 2.25%.
5 These charges apply only to Sub-Account allocations.  They do not apply to allocations made to the fixed account or the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.
6 The Spousal Protection Annuity Option is only available for contracts issued as Individual Retirement Annuities and Non-Qualified contracts.

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (2.20%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 1.99%)	$1,070	$1,778	$2,496	$4,520	*	$1,328	$2,226	$4,520	$440	$1,328	$2,226	$4,520
Minimum Total Underlying Mutual Fund Operating Expenses ( 0.29%)	$891	$1,253	$1,641	$2,914	*	$803	$1,371	$2,914	$261	$803	$1,371	$2,914

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

7

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant."

The contracts can be categorized as follows:

•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs"), with contributions rolled-over or transferred from certain tax Qualified Plans;
•	Investment-only;
•	Non-Qualified;
•	Roth IRAs; and
•	Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.

For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" in "Appendix C : Contract Types and Tax Information " later in this prospectus.  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation .

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing.  See the " Surrender (Redemption) Prior to Annuitization " section later in this prospectus.  After the Annuitization Date, surrenders are not permitted.  See the " Surrender (Redemption) After Annuitization " section later in this prospectus.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
Tax Sheltered Annuity*	$10,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments are not permitted in Oregon, and may not be permitted in other states under certain circumstances.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.  Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

Guaranteed Term Options . Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

8

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

An optional death benefit is available under the contract and must be elected at the time of application.  For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account if the Optional Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver is elected.  For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract option listed above, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account if the Optional 5% Enhanced Death Benefit is elected (see "Death Benefit Payment").

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available at the time of application.  If the Contract Owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the Daily Net Assets of the Variable Account depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

A Spousal Protection Annuity Option is available at the time of application for no additional charge.

A Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.  If the Contract Owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value less any applicable federal and state income tax withholding.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to "Appendix B: Condensed Financial Information" for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide , the depositor, is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

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Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a Variable Account that contains the underlying mutual funds listed in " Appendix A : Underlying Mutual Funds . "   The Variable Account was established on May 22, 1997, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the Variable Account are NOT publicly traded funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.  Contract Owners should read these prospectuses carefully before investing.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.

Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of the underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a

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material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

In April 2009, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected Contract Owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters Variable Account-9.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken for any reason before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from the Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.  Contract Owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

For Contract Owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

The Fixed Account

The Fixed Account is an investment option that is funded by assets of Nationwide's General Account.  The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the Contract Owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.  Nationwide reserves the right to refuse transfers into the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

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•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate – The rate available for maturing Fixed Account allocations that are entering a new guarantee period.  The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the Contract Owner's Fixed Account matures.  At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the Fixed Account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.  The Contract Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the Fixed Account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits.  However, for Contract Owners that elect the Beneficiary Protector Option, a charge for that option is assessed to assets in the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For Contract Owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the Fixed Account will be assessed a fee of 0.40%.  Consequently, any guaranteed interest rate of return for assets in the Fixed Account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the Fixed Account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and

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optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2009 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0 .55% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments

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Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.20% of the Daily Net Assets of the Variable Account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC, as described below.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments.  For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's General Account, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:

(a)	10% of all purchase payments; or

(b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

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This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least two years;

(2)	upon payment of a death benefit; or

(3)	from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among Sub-Accounts or between or among the Guaranteed Term Options, the Fixed Account or the Variable Account.

A contract held by a Charitable Remainder Trust (as defined by Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

(b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the Contract Value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed to and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide Contract Owners identified as active traders with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net Asset Values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed Contract Years.  This enables the Contract Owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A: Underlying Mutual Funds" later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as dollar cost averaging, asset rebalancing, and systematic withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of Annuity Units to make annuity payments; or

•	surrenders of Accumulation Units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

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Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Death Benefit Options

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

Greater of One-Year or 5% Enhanced Death Benefit Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit, is discussed in the "Death Benefit Payment" provision later in this prospectus.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annual rate of 0.05% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit, is discussed in the "Death Benefit Payment" provision later in this prospectus.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the Contract Owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the Daily Net Assets of the Variable Account, depending on which option was chosen.  Nationwide may realize a profit from the charges assessed for these options.

Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Spousal Protection Annuity Option

An applicant for an Individual Retirement Annuity or a Non-Qual i fied Contract may elect the spousal protection option at no additional cost.  If the Spousal Protection Annuity Option is elected the contract must meet the following requirements:

(1)
one or both of the spouses must be named as the Contract Owner.  For contracts issued as Individual Retirement Annuities, only the person for whom the Individual Retirement Annuity is established may be named as the sole Contract Owner;

(2)	both spouses must be named as Co-Annuitants and both must be age 85 or younger at the time the contract is issued;

(3)	no other person may be named as Contract Owner, joint owner, contingent owner, Annuitant, Co-Annuitant or primary beneficiary; and

(4)
if both spouses are alive upon annuitization, the Contract Owner(s) must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend.  For contracts issued as Individual Retirement Annuities, the person to receive annuity payments at the time of annuitization must be the Contract Owner.

Election of the Spousal Protection Annuity Option permits the following:

If one Annuitant dies prior to annuitization of the contract, the surviving spouse may continue the contract as the sole Contract Owner.  If the surviving spouse chooses to continue the contract, he or she may name a new beneficiary but may not name another Co-Annuitant.

If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Annuity Option to cover a subsequent spouse.

If the death benefit is higher than the Contract Value at the time of the death of any Annuitant, the Contract Value will be adjusted to equal the death benefit amount.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, the Contract Owner may purchase a Beneficiary Protector Option.  Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Nationwide will also stop assessing this charge once the contract is annuitized.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account will be lowered by 0.40% due to the assessment of this charge.  Nationwide may realize a profit from the charge assessed for this option.

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The Beneficiary Protector Option provides that upon the death of the Annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the Annuitant.  Upon the death of the Annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner and subject to any mandatory distribution rules.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the Annuitant dies prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a = the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the Annuitant dies prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected  = (a) – (b) – (c) – (d), where:

a = Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:

(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the contract anniversary to the contract;

(b)	the benefit will terminate and will no longer be in effect; and

(c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the Sub-Accounts of the Variable Account, the Fixed Account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% until the credit is applied.  After the credit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.20%.  Thus, the Beneficiary Protector Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep

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the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.20% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Contract Ownership

The Contract Owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office.  Once recorded, the change will be effective as of the date the request was signed.

However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.  No change will be effective unless and until it is received and recorded at Nationwide's home office.

The Contract Owner may also request a change in the Annuitant, contingent Annuitant, contingent owner, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the Contract Owner; and

•	received at Nationwide's home office before the Annuitization Date.

Nationwide must review and approve any change requests.  If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change.

On the Annuitization Date, the Annuitant will become the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract Owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both Contract Owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.

The Contract Owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the Contract Owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner and/or contingent Annuitant.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The Contract Owner may change the beneficiary or contingent beneficiary during the Annuitant's lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time it was recorded.  The change will not effect any action taken by Nationwide before the change was recorded.

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Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
Tax Sheltered Annuity*	$10,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments are not permitted in Oregon, and may not be permitted in other states under certain circumstances.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase.  The application and all necessary information must be complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide. If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.   If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts, the Fixed Account, and/or Guaranteed Term Options as instructed by the Contract Owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value and then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract Owners can change allocations or make exchanges among the Sub-Accounts, Fixed Account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

(1)	the value of amounts allocated to the Sub-Accounts of the Variable Account;

(2)	amounts allocated to the Fixed Account; and

(3)	amounts allocated to a Guaranteed Term Option.

If part or all of the Contract Value is surrendered, or charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each of the Sub-Accounts, and amounts from the Fixed Account and Guaranteed Term Options based on current cash values.

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Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period);

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period;

(c)
is a factor representing the daily Variable Account charges, which may include charges for contract options chosen by the Contract Owner.  The factor is equal to an annualized rate ranging from 1.20% to 2.20% of the Daily Net Assets of the Variable Account, depending on which contract features the Contract Owner chose.

Based on the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Nationwide determines the value of the Fixed Account by:

(1)	adding all amounts allocated to the Fixed Account, minus any amounts previously transferred or withdrawn;

(2)	adding any interest earned on the amounts allocated; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract Owners may request to have Fixed Account allocations transferred to the Variable Account or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such Fixed Account allocations to be transferred to the Variable Account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the Fixed Account allocation reaching the end of an interest rate guarantee period.  Transfers of the Fixed Account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract Owners who use dollar cost averaging may transfer from the Fixed Account to the Variable Account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract Owners may request to have Variable Account allocations transferred to the Fixed Account at any time.  Normally, Nationwide will not restrict transfers from the Variable Account to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account.  Except as noted below, the transfer limit will not be less than 10% of the combined value of the Variable Account and amounts allocated to the Guaranteed Term Options for any 12 month period.  Nationwide also reserves the right to refuse transfers to the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Interest Rate Guarantee Period: The interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.

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Within 45 days of the end of an interest rate guarantee period, transfers may be made from the Fixed Account to the Variable Account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the Fixed Account that is maturing.

For new purchase payments allocated to the Fixed Account, or transfers to the Fixed Account from the Variable Account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the Fixed Account and amounts transferred to the Fixed Account must remain on deposit.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to Contract Owners.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the Fixed Account or a Guaranteed Term Option) will also count as one transfer event.

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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to Nationwide's home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 35 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

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If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  For contracts issued in the State of California, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract Owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See "Pricing").

Nationwide may be required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in " Appendix C : Contract Types and Tax Information . "

Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The Contract Owner may take the CDSC from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be taken from the Contract Value remaining after the Contract Owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owners utilize an investment adviser (s) to manage their assets, for which the investment adviser assesses a fee.  Investment adviser s are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment adviser to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the Fixed Account and interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the Contract Owner reaches age 59½, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

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(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract Owners of Tax Sheltered Annuities can take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)

ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide charges a $25 loan processing fee at the time each new loan is processed.  This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the Sub-Accounts, Fixed Account, and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral Fixed Account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.  If there are not enough Accumulation Units available in the contract to reach the

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requested loan amount, Nationwide next transfers Contract Value from the Fixed Account.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the Contract Owner/Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.   The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset rebalancing is not available for assets held in the Fixed Account or the Guaranteed Term Options.  Requests for asset rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business

25

day.  Each asset rebalancing reallocation is considered a transfer event.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract Owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the

•	Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class R

•	NVIT Federated NVIT High Income Bond Fund: Class III

•	NVIT Government Bond Fund: Class I

•	NVIT Money Market Fund: Class I

to any other underlying mutual fund.  Dollar cost averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.

The following underlying mutual fund is only available for the dollar cost averaging program in contracts for which good order applications were received before May 1, 2008:

•	Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar cost averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested.  A dollar cost averaging program which transfers amounts from the Fixed Account to the Variable Account is not the same as an enhanced rate dollar cost averaging program.  Contract Owners that wish to utilize dollar cost averaging from the Fixed Account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs.  Only new purchase payments to the contract are eligible to participate in this program and the Contract Value must be $10,000 or more at the time the program is elected.  Dollar cost averaging transfers for this program may only be made from the Fixed Account.  Such enhanced rate dollar cost averaging programs allow the Contract Owner to earn a higher rate of interest on assets in the Fixed Account than would normally be credited when not participating in the program.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.  Nationwide will process transfers until either amounts in the enhanced rate Fixed Account are exhausted, or the Contract Owner instructs Nationwide to stop the transfers.  For this program only, when a request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced Fixed Accoun t according to future investment allocation instructions .

Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.  If the Contract Owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	10% of all purchase payments made to the contract as of the withdrawal date;

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the Contract Value based on the Contract Owner's age, as shown in the table that follows:

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Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract Value and Contract Owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office.  For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs.  Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Examine and Cancel").

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date
The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in " Appendix C : Contract Types and Tax Information" ).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the Contract Owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the " Appendix A : Underlying Mutual Funds . "

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the Contract Owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  The number of Annuity Units comprising

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each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one underlying mutual fund to another.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $ 100 , in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $ 100 .  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options

Guaranteed Minimum Income Benefit ("GMIB") options are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

What is a GMIB?

A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on which option the Contract Owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the Annuitant's 86th birthday;

(b)
is the reduction to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as reductions to the Contract Value caused by surrenders.  For example, a surrender which reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first Contract Year, if the value of the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:

(1)	the application of additional purchase payments;

(2)	surrenders; or

(3)	transfers from the Variable Account,

then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.

If the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of the Variable Account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest Contract Value on any contract anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.  Prior to the first contract anniversary, the Guaranteed Annuitization Value will be equal to the amount of purchase payments paid, less an adjustment for amounts surrendered.

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When May the Guaranteed Annuitization Value be Used?

The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty-day period following any contract anniversary:

(1)	after the contract has been in effect for seven years; AND

(2)	the Annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization Value?

The Contract Owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed  annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Last Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

The GMIB is irrevocable and will remain for as long as the contract remains in force.

Important Considerations to Keep in Mind Regarding the GMIB Options

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

♦ A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦ Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

♦ The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.

♦ Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

♦ GMIB may not be approved in all state jurisdictions.

Annuity Payment Options

Contract Owners must elect an annuity payment option before the Annuitization Date.  If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

The annuity payment options are:

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant's death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  The Annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.   As is the case under Life Annuity, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit payment will be paid.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant's death.

Not all of the annuity payment options may be available in all states.  Contract Owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Contract Owner – Non-Qualified Contracts

If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner.  If no joint owner is named, the contingent owner becomes the Contract Owner.  If no contingent owner is named, the last surviving Contract Owner's estate becomes the Contract Owner.

If the Contract Owner and Annuitant are the same, and the Contract Owner/Annuitant dies before the Annuitization Date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

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Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in " Appendix C : Contract Types and Tax Information . "

Death of Annuitant – Non-Qualified Contracts

If the Annuitant who is not a Contract Owner dies before the Annuitization Date, a death benefit is payable to the beneficiary unless a contingent Annuitant is named.  If a contingent Annuitant is named, the contingent Annuitant becomes the Annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the Annuitant's death.

If no beneficiaries survive the Annuitant, the contingent beneficiary(ies) receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a Contract Owner who is also the Annuitant dies before the Annuitization Date, a death benefit is payable according to the "Death of Annuitant – Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a Contract Owner/Annuitant dies before the Annuitization Date.

If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract Owners may select one of two death benefits available under the contract at the time of application (not all death benefit options may be available in all states).  If no selection is made at the time of application, the death benefit will be the One-Year Step Up Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

(1)	proper proof of the Annuitant's death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.   After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the Fixed Account or GTO will remain invested and will not be allocated to the available money market Sub-Account.

If a Contract Owner who is also the Annuitant dies, and the beneficiary is the Contract Owner/ Annuitant's spouse who is:

(a)	eligible to continue the contract; and

(b)	entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the Contract Value adjusted to include the difference between the death benefit (if greater than the Contract Value) and the Contract Value at the time of the Contract Owner/Annuitant's death.

One-Year Step Up Death Benefit (Standard Death Benefit)

If no optional death benefit is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The standard death benefit includes the Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

Greater of One-Year or 5% Enhanced Death Benefit Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

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(1)	the Contract Value;

(2)	the total of all purchase payments , less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the Annuitant's 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the Contract Value was reduced on the date(s) of partial surrender(s).

This death benefit option includes the Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.05% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

(1)	the Contract Value; or

(2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes the Long-Term Care/Nursing Home Waiver.

Long-Term Care/Nursing Home Waiver

No CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision.  If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

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IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of

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the Company’s litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v. Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z .  On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants.  Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint.  On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint.  On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association . The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z . On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA's directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract.  The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants.  On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al .  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On July 10, 2009, the Court of Appeals heard oral argument.  NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc .  The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had

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variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint.  On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case.   NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company .  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant's had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”.  Also on November 6, 2009, the Court denied plaintiffs' motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments.  NFS and NLIC continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 08241
Securities Act of 1933 Registration File No. 333-53023

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Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:

STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a Short-Term Trading Fee (see "Short-Term Trading Fees" earlier in the prospectus).

FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if   the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management U.K. Limited
Investment Objective:	Seeks high total investment return.

Credit Suisse Trust - International Equity Flex III Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Capital appreciation.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

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Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital growth.

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Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

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Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.

Invesco - Invesco V.I. Capital Appreciation Fund: Series II (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series II (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Global Technology Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

39

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2010
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Designation: STTF

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

40

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

41

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE»Index") as closely as possible before the deduction of Fund expenses.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Aggressive Fund ("Aggressive Fund" or the "Fund") seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

42

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund ("Balanced Fund" or the "Fund") seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund ("Capital Appreciation Fund" or the "Fund") seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Conservative Fund ("Conservative Fund" or the "Fund") seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderate Fund ("Moderate Fund" or the "Fund") seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund ("Moderately Aggressive Fund" or the "Fund") seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund ("Moderately Conservative Fund" or the "Fund") seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: STTF

43

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Global Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management L.P.; Neuberger Berman Management, Inc. and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds,
Investment Objective:	The Fund seeks capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:
Aberdeen Asset Management, Inc.; Gartmore Global Partners; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; Waddell & Reed Investment Management Company

Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

44

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: STTF

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Designation: STTF

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

45

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares
(formerly, Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares)
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

46

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class (formerly, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 (formerly, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Designation: STTF

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 (formerly, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: STTF

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class (formerly, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Victory Variable Insurance Funds - Diversified Stock Fund: Class A
Investment Adviser:	Victory Capital Management, Inc.
Investment Objective:	Long-term growth of capital.

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund (formerly, Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund)
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

47

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.20%) and contracts with all optional benefits available on December 31, 2009 (the maximum Variable Account charge of 2.20%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                        1-800-848-6331, TDD 1-800-238-3035
writing:                        Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                     www.nationwide.com

The following Sub-Accounts were added to the Variable Account effective May 1, 2010 , therefore, no Condensed Financial Information is available:

MFS® Variable Insurance Trust II
•	MFS® International Value Portfolio: Service Class
Nationwide Variable Insurance Trust
•	NVIT Multi-Manager Large Cap Value Fund – Class I
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Health Sciences Portfolio: II

No Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	6.204371	8.744818	40.95%	19,126	2009
	10.000000	6.204371	-37.96%	598	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.341243	12.349734	8.89%	145,458	2009
	11.664298	11.341243	-2.77%	131,207	2008
	10.782991	11.664298	8.17%	100,852	2007
	10.743070	10.782991	0.37%	106,446	2006
	10.705893	10.743070	0.35%	214,400	2005
	10.240855	10.705893	4.54%	277,614	2004
	10.000000	10.240855	2.41%	42,431	2003*

48

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.052611	11.729347	16.68%	297,188	2009
	15.554749	10.052611	-35.37%	371,991	2008
	15.755326	15.554749	-1.27%	471,697	2007
	13.618988	15.755326	15.69%	612,488	2006
	13.173845	13.618988	3.38%	771,621	2005
	11.800602	13.173845	11.64%	830,554	2004
	9.233496	11.800602	27.80%	964,050	2003
	11.591056	9.233496	-20.34%	1,020,097	2002
	12.802086	11.591056	-9.46%	1,029,114	2001
	14.495483	12.802086	-11.68%	819,540	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.981902	10.247605	28.39%	25,824	2009
	10.679075	7.981902	-25.26%	36,287	2008
	11.064576	10.679075	-3.48%	30,504	2007
	10.000000	11.064576	10.65%	29,135	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.019486	17.786839	18.43%	471,116	2009
	20.761269	15.019486	-27.66%	547,688	2008
	22.153132	20.761269	-6.28%	741,544	2007
	18.896571	22.153132	17.23%	944,282	2006
	18.208834	18.896571	3.78%	1,131,954	2005
	16.119499	18.208834	12.96%	1,165,128	2004
	12.651422	16.119499	27.41%	1,127,151	2003
	14.654697	12.651422	-13.67%	1,190,662	2002
	13.147862	14.654697	11.46%	869,720	2001
	11.263216	13.147862	16.73%	324,487	2000

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.080182	20.80%	48,206	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.102183	1.02%	5,262	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	10.013642	12.369464	23.53%	26,538	2009
	14.670723	10.013642	-31.74%	34,422	2008
	14.947780	14.670723	-1.85%	43,574	2007
	13.223234	14.947780	13.04%	63,159	2006
	12.480627	13.223234	5.95%	78,168	2005
	10.364013	12.480627	20.42%	150,306	2004
	7.613403	10.364013	36.13%	57,814	2003
	10.000000	7.613403	-23.87%	34,808	2002*

49

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.705099	10.182340	32.15%	103,702	2009
	11.892933	7.705099	-35.21%	128,356	2008
	11.168633	11.892933	6.49%	189,755	2007
	10.351504	11.168633	7.89%	243,757	2006
	10.111287	10.351504	2.38%	348,087	2005
	9.635655	10.111287	4.94%	416,867	2004
	7.739942	9.635655	24.49%	470,691	2003
	11.025487	7.739942	-29.80%	550,359	2002
	14.414394	11.025487	-23.51%	692,335	2001
	16.397708	14.414394	-12.10%	673,816	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.289668	11.595206	24.82%	940,459	2009
	14.958510	9.289668	-37.90%	1,073,913	2008
	14.385200	14.958510	3.99%	1,354,191	2007
	12.605780	14.385200	14.12%	1,791,197	2006
	12.186711	12.605780	3.44%	2,265,193	2005
	11.148445	12.186711	9.31%	2,653,753	2004
	8.790442	11.148445	26.82%	2,862,626	2003
	11.460136	8.790442	-23.30%	3,065,137	2002
	13.209188	11.460136	-13.24%	3,142,328	2001
	14.736468	13.209188	-10.36%	2,748,432	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.568422	12.797113	21.09%	228,046	2009
	15.183971	10.568422	-30.40%	274,183	2008
	14.346155	15.183971	5.84%	342,325	2007
	12.465876	14.346155	15.08%	469,328	2006
	12.087664	12.465876	3.13%	595,910	2005
	11.646776	12.087664	3.79%	630,995	2004
	9.728623	11.646776	19.72%	694,070	2003
	11.823034	9.728623	-17.71%	724,249	2002
	13.195948	11.823034	-10.40%	696,448	2001
	13.442893	13.195948	-1.84%	632,440	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.801405	15.232405	18.99%	329,710	2009
	13.975403	12.801405	-8.40%	409,040	2008
	13.423384	13.975403	4.11%	525,970	2007
	13.044103	13.423384	2.91%	653,677	2006
	13.033001	13.044103	0.09%	786,540	2005
	12.730457	13.033001	2.38%	870,384	2004
	12.313044	12.730457	3.39%	1,092,566	2003
	11.401464	12.313044	8.00%	1,248,204	2002
	10.684388	11.401464	6.71%	635,197	2001
	9.790385	10.684388	9.13%	186,563	2000

50

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.358168	10.252378	22.66%	22,773	2009
	11.291189	8.358168	-25.98%	24,272	2008
	10.519576	11.291189	7.34%	140	2007
	10.000000	10.519576	5.20%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.625956	9.702572	27.23%	19,788	2009
	11.471058	7.625956	-33.52%	19,788	2008
	10.539579	11.471058	8.84%	14,056	2007
	10.000000	10.539579	5.40%	21,095	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	7.097840	9.214958	29.83%	21,569	2009
	11.601646	7.097840	-38.82%	14,575	2008
	10.559747	11.601646	9.87%	6,248	2007
	10.000000	10.559747	5.60%	8,232	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.365134	17.914214	34.04%	909,007	2009
	23.573218	13.365134	-43.30%	1,089,520	2008
	20.305885	23.573218	16.09%	1,400,920	2007
	18.417343	20.305885	10.25%	1,840,847	2006
	15.952706	18.417343	15.45%	2,082,005	2005
	13.999044	15.952706	13.96%	2,146,930	2004
	11.039054	13.999044	26.81%	2,259,008	2003
	12.335838	11.039054	-10.51%	2,311,138	2002
	14.247834	12.335838	-13.42%	2,503,762	2001
	15.457984	14.247834	-7.83%	2,281,488	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.081720	8.867305	45.80%	75,500	2009
	13.500848	6.081720	-54.95%	99,375	2008
	9.383035	13.500848	43.89%	97,775	2007
	10.000000	9.383035	-6.17%	35,409	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.190835	13.092259	28.47%	945,589	2009
	18.002932	10.190835	-43.39%	1,116,121	2008
	17.968073	18.002932	0.19%	1,437,224	2007
	15.144659	17.968073	18.64%	1,839,844	2006
	14.493567	15.144659	4.49%	2,159,695	2005
	13.170455	14.493567	10.05%	2,373,559	2004
	10.236736	13.170455	28.66%	2,382,653	2003
	12.483021	10.236736	-17.99%	2,311,460	2002
	13.313013	12.483021	-6.23%	1,916,093	2001
	12.440601	13.313013	7.01%	1,200,222	2000

51

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.583962	8.039293	43.97%	134,482	2009
	12.576778	5.583962	-55.60%	156,287	2008
	10.346265	12.576778	21.56%	204,953	2007
	9.944414	10.346265	4.04%	252,748	2006
	9.245533	9.944414	7.56%	319,648	2005
	8.740750	9.245533	5.78%	376,015	2004
	6.823011	8.740750	28.11%	421,183	2003
	8.844341	6.823011	-22.85%	500,860	2002
	10.463173	8.844341	-15.47%	553,584	2001
	12.785954	10.463173	-18.17%	575,763	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.372807	10.600829	26.61%	774,251	2009
	16.060924	8.372807	-47.87%	957,021	2008
	12.813873	16.060924	25.34%	1,193,533	2007
	12.151083	12.813873	5.45%	1,588,926	2006
	11.638000	12.151083	4.41%	2,050,302	2005
	11.407069	11.638000	2.02%	2,383,000	2004
	8.695091	11.407069	31.19%	2,670,355	2003
	12.608518	8.695091	-31.04%	2,913,435	2002
	15.512519	12.608518	-18.72%	3,369,434	2001
	17.653733	15.512519	-12.13%	3,238,186	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.563916	12.165048	42.05%	218,004	2009
	11.567096	8.563916	-25.96%	278,209	2008
	11.405362	11.567096	1.42%	357,797	2007
	10.382924	11.405362	9.85%	516,097	2006
	10.250064	10.382924	1.30%	620,605	2005
	9.477262	10.250064	8.15%	686,997	2004
	7.554754	9.477262	25.45%	801,310	2003
	7.379494	7.554754	2.37%	900,292	2002
	8.478210	7.379494	-12.96%	740,039	2001
	11.087928	8.478210	-23.54%	575,925	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.268321	10.335924	42.21%	59,068	2009
	9.806038	7.268321	-25.88%	43,721	2008
	10.000000	9.806038	-1.94%	44,634	2007

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.674834	12.199820	14.29%	204,606	2009
	11.178437	10.674834	-4.51%	160,412	2008
	10.857668	11.178437	2.95%	181,444	2007
	10.536126	10.857668	3.05%	200,680	2006
	10.446445	10.536126	0.86%	183,441	2005
	10.135570	10.446445	3.07%	87,919	2004
	10.000000	10.135570	1.36%	26,428	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.725459	9.303679	38.34%	126,114	2009
	11.253265	6.725459	-40.24%	146,649	2008
	9.863182	11.253265	14.09%	171,119	2007
	10.000000	9.863182	-1.37%	109,428	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.850910	13.555045	24.92%	95,861	2009
	19.565247	10.850910	-44.54%	126,884	2008
	16.896770	19.565247	15.79%	176,647	2007
	14.499246	16.896770	16.54%	213,211	2006
	12.334722	14.499246	17.55%	256,478	2005
	11.000744	12.334722	12.13%	286,186	2004
	7.775040	11.000744	41.49%	335,111	2003
	9.879361	7.775040	-21.30%	379,343	2002
	12.702222	9.879361	-22.22%	472,493	2001
	15.900927	12.702222	-20.12%	444,778	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.794322	13.489945	24.97%	148,232	2009
	19.467718	10.794322	-44.55%	172,930	2008
	16.809880	19.467718	15.81%	194,769	2007
	14.424335	16.809880	16.54%	270,660	2006
	12.275838	14.424335	17.50%	281,955	2005
	10.947388	12.275838	12.13%	256,490	2004
	7.734738	10.947388	41.54%	157,069	2003
	10.000000	7.734738	-22.65%	99,913	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.656370	11.906264	55.51%	73,856	2009
	15.872344	7.656370	-51.76%	53,769	2008
	15.214228	15.872344	4.33%	80,446	2007
	13.252038	15.214228	14.81%	109,445	2006
	13.078442	13.252038	1.33%	130,578	2005
	11.612918	13.078442	12.62%	135,348	2004
	7.448995	11.612918	55.90%	142,757	2003
	10.000000	7.448995	-25.51%	46,660	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.926819	10.619457	33.97%	95,594	2009
	11.405666	7.926819	-30.50%	75,673	2008
	11.126930	11.405666	2.51%	73,123	2007
	10.000000	11.126930	11.27%	81,746	2006*

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.487052	8.277889	27.61%	57,704	2009
	9.802409	6.487052	-33.82%	64,797	2008
	10.164026	9.802409	-3.56%	70,238	2007
	10.000000	10.164026	1.64%	72,549	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.602655	8.496860	28.69%	44,393	2009
	10.000000	6.602655	-33.97%	32,903	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.347673	10.826778	70.56%	32,139	2009
	13.575240	6.347673	-53.24%	37,296	2008
	10.676971	13.575240	27.15%	28,352	2007
	10.000000	10.676971	6.77%	17,618	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.297905	9.892389	35.55%	22,264	2009
	12.392141	7.297905	-41.11%	22,648	2008
	10.865204	12.392141	14.05%	27,934	2007
	10.000000	10.865204	8.65%	32,823	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.036200	14.113920	17.26%	49,844	2009
	11.470459	12.036200	4.93%	54,655	2008
	10.456863	11.470459	9.69%	42,693	2007
	10.000000	10.456863	4.57%	25,748	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	6.185696	7.377654	19.27%	19,786	2009
	10.912533	6.185696	-43.32%	22,489	2008
	9.885895	10.912533	10.38%	19,883	2007
	10.000000	9.885895	-1.14%	2,050	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	5.755196	8.073745	40.29%	7,322	2009
	11.017691	5.755196	-47.76%	6,661	2008
	10.088107	11.017691	9.21%	10,055	2007
	10.000000	10.088107	0.88%	4,760	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.674192	21.835756	23.55%	28,036	2009

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.441522	9.292757	44.26%	707,502	2009
	11.707458	6.441522	-44.98%	796,163	2008
	8.673028	11.707458	34.99%	983,875	2007
	8.044709	8.673028	7.81%	1,363,013	2006
	7.233815	8.044709	11.21%	1,554,991	2005
	6.206483	7.233815	16.55%	1,816,328	2004
	5.224689	6.206483	18.79%	2,179,617	2003
	6.290120	5.224689	-16.94%	2,562,268	2002
	8.145127	6.290120	-22.77%	3,001,802	2001
	10.000000	8.145127	-18.55%	2,801,845	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	8.039786	12.478522	55.21%	15,765	2009
	14.504483	8.039786	-44.57%	19,572	2008
	12.058365	14.504483	20.29%	25,582	2007
	11.306670	12.058365	6.65%	27,522	2006
	10.279283	11.306670	9.99%	35,563	2005
	10.317923	10.279283	-0.37%	35,540	2004
	7.097740	10.317923	45.37%	62,167	2003
	10.000000	7.097740	-29.02%	26,783	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.643381	4.097605	55.01%	273,953	2009
	4.775364	2.643381	-44.65%	290,579	2008
	3.971844	4.775364	20.23%	399,755	2007
	3.728118	3.971844	6.54%	590,047	2006
	3.382577	3.728118	10.22%	675,449	2005
	3.404379	3.382577	-0.64%	846,091	2004
	2.352398	3.404379	44.72%	1,082,245	2003
	4.030994	2.352398	-41.64%	1,297,660	2002
	6.509446	4.030994	-38.07%	2,142,738	2001
	10.000000	6.509446	-34.91%	2,037,720	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.639607	24.131758	76.92%	126,069	2009
	28.888141	13.639607	-52.78%	157,279	2008
	22.831314	28.888141	26.53%	212,166	2007
	15.752110	22.831314	44.94%	256,414	2006
	12.076286	15.752110	30.44%	260,871	2005
	10.296399	12.076286	17.29%	188,451	2004
	7.745526	10.296399	32.93%	173,256	2003
	10.000000	7.745526	-22.54%	161,911	2002*

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.977040	14.113259	76.92%	401,666	2009
	16.901767	7.977040	-52.80%	464,848	2008
	13.363752	16.901767	26.47%	582,942	2007
	9.224320	13.363752	44.88%	809,501	2006
	7.075935	9.224320	30.36%	923,768	2005
	6.034263	7.075935	17.26%	1,116,043	2004
	4.539769	6.034263	32.92%	1,346,164	2003
	6.189198	4.539769	-26.65%	1,629,083	2002
	8.181886	6.189198	-24.35%	2,035,249	2001
	10.000000	8.181886	-18.18%	1,896,028	2000*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.479322	11.865912	25.18%	52,879	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	7.820481	9.461369	20.98%	91,259	2009
	11.769084	7.820481	-33.55%	81,498	2008
	11.072036	11.769084	6.30%	61,584	2007
	10.000000	11.072036	10.72%	36,299	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.113768	10.204416	11.97%	114,445	2009
	10.655363	9.113768	-14.47%	105,884	2008
	10.294293	10.655363	3.51%	204,210	2007
	9.998849	10.294293	2.95%	224,731	2006
	9.975981	9.998849	0.23%	228,703	2005
	10.019076	9.975981	-0.43%	142,630	2004
	10.000000	10.019076	0.19%	35,424	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	5.783597	7.014399	21.28%	4,022	2009
	9.671730	5.783597	-40.20%	1,999	2008
	9.739699	9.671730	-0.70%	992	2007
	10.000000	9.739699	-2.60%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.519760	11.062852	29.85%	11,213	2009
	14.240089	8.519760	-40.17%	17,781	2008
	13.394228	14.240089	6.32%	20,871	2007
	11.922729	13.394228	12.34%	23,836	2006
	11.292761	11.922729	5.58%	9,834	2005
	10.000000	11.292761	12.93%	3,286	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.327368	13.27%	3,902	2009*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.463678	24.64%	95	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.619334	9.290525	21.93%	67,220	2009
	10.981885	7.619334	-30.62%	93,376	2008
	10.472825	10.981885	4.86%	175,074	2007
	10.000000	10.472825	4.73%	222,865	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.471637	10.494946	10.80%	88,258	2009
	10.636755	9.471637	-10.95%	120,512	2008
	10.454871	10.636755	1.74%	103,946	2007
	10.000000	10.454871	4.55%	67,394	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.367390	10.307303	39.90%	105,617	2009
	12.152287	7.367390	-39.37%	113,757	2008
	10.755666	12.152287	12.98%	104,588	2007
	10.000000	10.755666	7.56%	63,622	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.264678	8.589921	37.12%	152,342	2009
	11.366340	6.264678	-44.88%	162,538	2008
	10.281776	11.366340	10.55%	144,248	2007
	10.000000	10.281776	2.82%	124,053	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	6.004590	7.753245	29.12%	98,108	2009
	9.812784	6.004590	-38.81%	93,573	2008
	10.000000	9.812784	-1.87%	60,229	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.787009	15.559975	44.25%	56,104	2009
	15.161801	10.787009	-28.85%	69,319	2008
	14.880516	15.161801	1.89%	109,579	2007
	13.616913	14.880516	9.28%	162,591	2006
	13.461410	13.616913	1.16%	214,386	2005
	12.375393	13.461410	8.78%	297,880	2004
	10.244088	12.375393	20.81%	309,502	2003
	10.044539	10.244088	1.99%	271,035	2002
	9.755865	10.044539	2.96%	169,138	2001
	10.764664	9.755865	-9.37%	163,738	2000

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.273481	11.940929	44.33%	54,939	2009
	11.646442	8.273481	-28.96%	37,504	2008
	11.426670	11.646442	1.92%	67,617	2007
	10.456788	11.426670	9.28%	67,241	2006
	10.000000	10.456788	4.57%	34,947	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.338511	10.687119	28.17%	979	2009
	15.645882	8.338511	-46.70%	2,301	2008
	12.455693	15.645882	25.61%	2,400	2007
	9.481057	12.455693	31.37%	2,457	2006
	7.369528	9.481057	28.65%	2,623	2005
	6.531881	7.369528	12.82%	3,172	2004
	4.874649	6.531881	34.00%	3,621	2003
	6.500996	4.874649	-25.02%	7,764	2002
	9.222891	6.500996	-29.51%	11,970	2001
	10.000000	9.222891	-7.77%	820	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.284846	17.019966	28.12%	68,003	2009
	24.919078	13.284846	-46.69%	69,890	2008
	19.837629	24.919078	25.62%	97,926	2007
	15.101683	19.837629	31.36%	103,117	2006
	11.741561	15.101683	28.62%	68,773	2005
	10.392529	11.741561	12.98%	18,535	2004
	7.772433	10.392529	33.71%	13,214	2003
	10.000000	7.772433	-22.28%	13,181	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.723883	13.244440	23.50%	29,255	2009
	19.501770	10.723883	-45.01%	32,107	2008
	16.463710	19.501770	18.45%	45,203	2007
	13.237138	16.463710	24.38%	59,595	2006
	11.226453	13.237138	17.91%	76,145	2005
	9.823812	11.226453	14.28%	83,138	2004
	7.307866	9.823812	34.43%	93,000	2003
	9.913802	7.307866	-26.29%	110,732	2002
	12.359900	9.913802	-19.79%	124,511	2001
	14.267173	12.359900	-13.37%	127,914	2000

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.820780	18.303440	23.50%	7,085	2009
	26.944986	14.820780	-45.00%	6,291	2008
	22.739391	26.944986	18.49%	15,036	2007
	18.293047	22.739391	24.31%	7,190	2006
	15.514347	18.293047	17.91%	11,612	2005
	13.575979	15.514347	14.28%	4,385	2004
	10.000000	13.575979	35.76%	3,988	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.140642	7.768792	51.12%	438,921	2009
	10.000000	5.140642	-48.59%	2,526	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.128718	7.964638	29.96%	0	2009
	10.000000	6.128718	-38.71%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.126807	7.946160	29.69%	0	2009
	10.000000	6.126807	-38.73%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	6.361474	8.120150	27.65%	0	2009
	10.000000	6.361474	-36.39%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	7.924860	9.381701	18.38%	10,577	2009
	10.000000	7.924860	-20.75%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	7.202203	8.835230	22.67%	15,289	2009
	10.000000	7.202203	-27.98%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	9.075933	10.134560	11.66%	2,126	2009
	10.000000	9.075933	-9.24%	13,143	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	7.560267	9.108906	20.48%	306	2009
	10.000000	7.560267	-24.40%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	6.838895	8.552690	25.06%	41,657	2009
	10.000000	6.838895	-31.61%	8,951	2008*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	8.305104	9.656186	16.27%	26,476	2009
	10.000000	8.305104	-16.95%	12,188	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.865476	10.603308	7.48%	14,863	2009
	10.000000	9.865476	-1.35%	3,081	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.843611	10.561020	7.29%	0	2009
	10.000000	9.843611	-1.56%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	14.104539	22.758326	61.35%	469	2009
	33.799667	14.104539	-58.27%	1,732	2008
	23.500696	33.799667	43.82%	1,798	2007
	17.397252	23.500696	35.08%	1,798	2006
	13.275190	17.397252	31.05%	1,798	2005
	11.128016	13.275190	19.30%	2,332	2004
	6.815122	11.128016	63.28%	4,608	2003
	8.137235	6.815122	-16.25%	5,198	2002
	8.686950	8.137235	-6.33%	8,068	2001
	10.000000	8.686950	-13.13%	1,652	2000*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.507825	25.048732	61.52%	99,790	2009
	37.222183	15.507825	-58.34%	92,876	2008
	25.885813	37.222183	43.79%	159,966	2007
	19.173227	25.885813	35.01%	159,025	2006
	14.628417	19.173227	31.07%	142,607	2005
	12.261030	14.628417	19.31%	115,140	2004
	7.511024	12.261030	63.24%	38,972	2003
	10.000000	7.511024	-24.89%	14,206	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.304243	15.527093	1.46%	601,876	2009
	14.380053	15.304243	6.43%	775,621	2008
	13.583305	14.380053	5.87%	977,193	2007
	13.303332	13.583305	2.10%	1,211,613	2006
	13.038934	13.303332	2.03%	1,411,611	2005
	12.780385	13.038934	2.02%	1,576,914	2004
	12.681945	12.780385	0.78%	1,938,662	2003
	11.565612	12.681945	9.65%	2,352,258	2002
	10.914977	11.565612	5.96%	1,454,681	2001
	9.816007	10.914977	11.20%	726,176	2000

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Growth Fund: Class I - Q/NQ	5.126544	6.760382	31.87%	105,663	2009
	8.465669	5.126544	-39.44%	121,692	2008
	7.168076	8.465669	18.10%	155,405	2007
	6.833425	7.168076	4.90%	222,847	2006
	6.494037	6.833425	5.23%	285,475	2005
	6.077202	6.494037	6.86%	316,784	2004
	4.633836	6.077202	31.15%	415,903	2003
	6.580071	4.633836	-29.58%	471,904	2002
	9.268169	6.580071	-29.00%	545,874	2001
	12.767993	9.268169	-27.41%	615,832	2000

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.608175	8.396757	27.07%	12,404	2009
	11.752968	6.608175	-43.77%	14,406	2008
	10.875421	11.752968	8.07%	14,112	2007
	10.000000	10.875421	8.75%	1,159	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.725789	12.223295	25.68%	86,190	2009
	15.586769	9.725789	-37.60%	111,030	2008
	14.889933	15.586769	4.68%	131,376	2007
	12.895102	14.889933	15.47%	134,705	2006
	12.092189	12.895102	6.64%	132,253	2005
	10.733522	12.092189	12.66%	118,079	2004
	8.238400	10.733522	30.29%	115,070	2003
	10.000000	8.238400	-17.62%	71,260	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.546847	15.47%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.106579	21.07%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ					2009
	12.211001	11.337840	-7.15%	331,773	2008
	11.728967	12.211001	4.11%	351,472	2007
	11.181789	11.728967	4.89%	780,178	2006
	10.954966	11.181789	2.07%	692,555	2005
	10.595099	10.954966	3.40%	403,154	2004
	9.938018	10.595099	6.61%	466,014	2003
	10.000000	9.938018	-0.62%	280,885	2002*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.523064	12.386263	17.71%	656,267	2009
	13.867663	10.523064	-24.12%	683,367	2008
	13.285144	13.867663	4.38%	896,178	2007
	12.075166	13.285144	10.02%	916,915	2006
	11.601416	12.075166	4.08%	1,021,060	2005
	10.720050	11.601416	8.22%	1,003,875	2004
	9.037949	10.720050	18.61%	802,953	2003
	10.000000	9.037949	-9.62%	476,570	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.131069	12.451067	22.90%	171,179	2009
	14.945964	10.131069	-32.22%	224,262	2008
	14.251945	14.945964	4.87%	358,193	2007
	12.593401	14.251945	13.17%	434,458	2006
	11.904051	12.593401	5.79%	449,756	2005
	10.748772	11.904051	10.75%	396,946	2004
	8.590418	10.748772	25.13%	253,401	2003
	10.000000	8.590418	-14.10%	102,280	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.008504	12.460165	13.19%	245,853	2009
	13.115336	11.008504	-16.06%	279,127	2008
	12.540694	13.115336	4.58%	266,197	2007
	11.706575	12.540694	7.13%	310,819	2006
	11.339678	11.706575	3.24%	363,716	2005
	10.710627	11.339678	5.87%	381,711	2004
	9.534557	10.710627	12.33%	327,655	2003
	10.000000	9.534557	-4.65%	183,916	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.596330	22.424067	35.11%	150,510	2009
	26.438587	16.596330	-37.23%	197,439	2008
	24.880577	26.438587	6.26%	278,980	2007
	22.915733	24.880577	8.57%	382,387	2006
	20.689986	22.915733	10.76%	456,911	2005
	18.094597	20.689986	14.34%	515,715	2004
	13.601153	18.094597	33.04%	446,765	2003
	16.253946	13.601153	-16.32%	451,039	2002
	16.670157	16.253946	-2.50%	282,466	2001
	14.644558	16.670157	13.83%	178,076	2000

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.179942	12.038832	-1.16%	1,630,149	2009
	12.079795	12.179942	0.83%	2,124,963	2008
	11.668105	12.079795	3.53%	2,217,238	2007
	11.297619	11.668105	3.28%	1,862,285	2006
	11.137309	11.297619	1.44%	1,864,796	2005
	11.181852	11.137309	-0.40%	1,885,578	2004
	11.247296	11.181852	-0.58%	2,649,818	2003
	11.247642	11.247296	0.00%	3,603,141	2002
	10.989031	11.247642	2.35%	3,319,525	2001
	10.489614	10.989031	4.76%	2,526,306	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.319676	15.139348	22.89%	191,691	2009
	15.076201	12.319676	-18.28%	243,847	2008
	14.585737	15.076201	3.36%	320,691	2007
	14.081135	14.585737	3.58%	399,081	2006
	13.947624	14.081135	0.96%	485,333	2005
	13.251194	13.947624	5.26%	416,983	2004
	11.962673	13.251194	10.77%	454,110	2003
	11.293959	11.962673	5.92%	536,284	2002
	10.972282	11.293959	2.93%	290,144	2001
	10.510552	10.972282	4.39%	164,790	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.091001	8.212008	34.82%	444,830	2009
	10.000000	6.091001	-39.09%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.870601	15.227625	28.28%	53,895	2009
	22.388260	11.870601	-46.98%	75,955	2008
	22.016277	22.388260	1.69%	98,293	2007
	18.153613	22.016277	21.28%	136,010	2006
	16.397022	18.153613	10.71%	129,773	2005
	13.800078	16.397022	18.82%	133,586	2004
	10.000000	13.800078	38.00%	20,475	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.313352	8.094976	28.22%	13,635	2009
	10.000000	6.313352	-36.87%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.297572	7.927560	25.88%	7,311	2009
	10.000000	6.297572	-37.02%	0	2008*

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.229179	7.823609	25.60%	821,748	2009
	10.000000	6.229179	-37.71%	1,156	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.703532	8.641112	28.90%	534,250	2009
	10.000000	6.703532	-32.96%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	9.087220	11.443667	25.93%	101,773	2009
	17.166371	9.087220	-47.06%	115,074	2008
	15.832320	17.166371	8.43%	140,659	2007
	15.526190	15.832320	1.97%	184,265	2006
	14.537994	15.526190	6.80%	220,357	2005
	12.973972	14.537994	12.06%	241,501	2004
	9.780139	12.973972	32.66%	264,793	2003
	14.838618	9.780139	-34.09%	261,220	2002
	16.846010	14.838618	-11.92%	242,911	2001
	20.338511	16.846010	17.17%	181,557	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.818097	25.960286	24.70%	185,940	2009
	31.056789	20.818097	-32.97%	215,834	2008
	33.763890	31.056789	-8.02%	278,738	2007
	29.134444	33.763890	15.89%	355,659	2006
	28.608182	29.134444	1.84%	440,712	2005
	24.685368	28.608182	15.89%	509,345	2004
	15.928613	24.685368	54.98%	508,152	2003
	22.134881	15.928613	-28.04%	530,805	2002
	17.466310	22.134881	26.73%	433,738	2001
	15.896867	17.466310	9.87%	164,209	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.176615	22.859607	33.09%	206,358	2009
	28.126986	17.176615	-38.93%	239,784	2008
	27.876127	28.126986	0.90%	297,116	2007
	25.182239	27.876127	10.70%	392,822	2006
	22.692159	25.182239	10.97%	501,601	2005
	19.296948	22.692159	17.59%	543,249	2004
	13.850506	19.296948	39.32%	548,766	2003
	16.957444	13.850506	-18.32%	551,748	2002
	18.398225	16.957444	-7.83%	420,417	2001
	17.099098	18.398225	7.60%	341,249	2000

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.741250	10.890161	24.58%	230,193	2009
	15.138387	8.741250	-42.26%	271,968	2008
	14.164409	15.138387	6.88%	348,595	2007
	12.616582	14.164409	12.27%	432,680	2006
	11.884933	12.616582	6.16%	562,517	2005
	10.960481	11.884933	8.43%	674,188	2004
	8.699902	10.960481	25.98%	771,491	2003
	10.654646	8.699902	-18.35%	844,990	2002
	12.230458	10.654646	-12.88%	823,212	2001
	12.646339	12.230458	-3.29%	966,710	2000

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.601154	7.240299	29.26%	417,138	2009
	10.000000	5.601154	-43.99%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.863610	10.438093	5.82%	46,410	2009
	10.000000	9.863610	-1.36%	1,345	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.955200	29.55%	589	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.929827	29.30%	1,882	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.463794	10.749552	27.01%	210,909	2009
	13.596107	8.463794	-37.75%	259,195	2008
	14.074146	13.596107	-3.40%	330,907	2007
	12.289836	14.074146	14.52%	480,312	2006
	11.931935	12.289836	3.00%	603,264	2005
	10.278230	11.931935	16.09%	553,511	2004
	7.914998	10.278230	29.86%	427,420	2003
	10.702140	7.914998	-26.04%	281,970	2002
	12.331560	10.702140	-13.21%	224,578	2001
	13.963829	12.331560	-11.69%	187,275	2000

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.090864	14.408162	42.78%	450,111	2009
	18.747026	10.090864	-46.17%	524,064	2008
	16.623801	18.747026	12.77%	696,859	2007
	15.586311	16.623801	6.66%	912,228	2006
	15.009784	15.586311	3.84%	1,168,120	2005
	14.206657	15.009784	5.65%	1,362,727	2004
	10.981083	14.206657	29.37%	1,456,927	2003
	15.196200	10.981083	-27.74%	1,522,830	2002
	17.594890	15.196200	-13.63%	1,450,232	2001
	17.848621	17.594890	-1.42%	1,053,477	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.672499	18.870882	38.02%	171,498	2009
	23.139603	13.672499	-40.91%	209,351	2008
	22.026248	23.139603	5.05%	239,753	2007
	18.942389	22.026248	16.28%	299,773	2006
	16.767687	18.942389	12.97%	357,137	2005
	14.238187	16.767687	17.77%	349,619	2004
	10.000000	14.238187	42.38%	143,315	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.632507	11.921033	38.09%	298,794	2009
	14.608429	8.632507	-40.91%	359,819	2008
	13.907967	14.608429	5.04%	424,060	2007
	11.960386	13.907967	16.28%	518,187	2006
	10.590024	11.960386	12.94%	588,116	2005
	8.994884	10.590024	17.73%	671,243	2004
	6.365520	8.994884	41.31%	752,007	2003
	8.274485	6.365520	-23.07%	956,122	2002
	9.521827	8.274485	-13.10%	604,206	2001
	10.000000	9.521827	-4.78%	175,518	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.998588	2.502869	25.23%	9,033	2009
	9.583349	1.998588	-79.15%	1,986	2008
	10.000000	9.583349	-4.17%	1,116	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.188435	2.709588	23.81%	432	2009
	10.385859	2.188435	-78.93%	432	2008
	10.523389	10.385859	-1.31%	432	2007
	10.000000	10.523389	5.23%	12,095	2006*

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.474608	12.008692	26.75%	487,724	2009
	15.585693	9.474608	-39.21%	597,849	2008
	15.107682	15.585693	3.16%	830,932	2007
	13.293323	15.107682	13.65%	1,078,556	2006
	12.695602	13.293323	4.71%	1,284,489	2005
	11.739303	12.695602	8.15%	1,419,909	2004
	9.376475	11.739303	25.20%	1,603,607	2003
	11.687410	9.376475	-19.77%	1,679,637	2002
	13.168121	11.687410	-11.24%	1,640,884	2001
	14.609212	13.168121	-9.86%	1,275,868	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	6.003438	8.137614	35.55%	17,221	2009
	9.773861	6.003438	-38.58%	18,380	2008
	10.014381	9.773861	-2.40%	30,057	2007
	10.000000	10.014381	0.14%	32,150	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.753721	11.468790	31.02%	197,934	2009
	17.395944	8.753721	-49.68%	258,079	2008
	16.559762	17.395944	5.05%	292,704	2007
	16.279198	16.559762	1.72%	417,888	2006
	14.668150	16.279198	10.98%	524,728	2005
	12.394931	14.668150	18.34%	594,200	2004
	9.989064	12.394931	24.09%	645,765	2003
	14.001802	9.989064	-28.66%	750,244	2002
	20.620784	14.001802	-32.10%	909,302	2001
	23.512658	20.620784	-12.30%	886,753	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.878232	8.78%	6,794	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.957755	9.58%	67,630	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.648071	9.313312	40.09%	19,781	2009
	11.733290	6.648071	-43.34%	23,135	2008
	10.557976	11.733290	11.13%	28,067	2007
	10.000000	10.557976	5.58%	7,048	2006*

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.053828	8.728985	23.75%	43,130	2009
	11.202172	7.053828	-37.03%	40,458	2008
	11.005533	11.202172	1.79%	38,353	2007
	10.000000	11.005533	10.06%	36,625	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.628030	10.429972	8.33%	25,614	2009
	10.852448	9.628030	-11.28%	21,069	2008
	10.416914	10.852448	4.18%	27,916	2007
	10.000000	10.416914	4.17%	25,015	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	27.761196	35.714045	28.65%	20,995	2009
	33.047924	27.761196	-16.00%	26,463	2008
	31.400371	33.047924	5.25%	30,547	2007
	28.681058	31.400371	9.48%	42,560	2006
	25.860301	28.681058	10.91%	50,760	2005
	23.781464	25.860301	8.74%	57,104	2004
	18.824701	23.781464	26.33%	88,558	2003
	17.444590	18.824701	7.91%	124,296	2002
	16.037786	17.444590	8.77%	51,166	2001
	14.572201	16.037786	10.06%	50,072	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.734599	22.632505	110.84%	68,281	2009
	30.824302	10.734599	-65.17%	32,908	2008
	22.680384	30.824302	35.91%	55,049	2007
	16.451145	22.680384	37.87%	70,774	2006
	12.626866	16.451145	30.29%	57,178	2005
	10.000000	12.626866	26.27%	15,293	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	20.624175	43.438941	110.62%	21,324	2009
	59.271173	20.624175	-65.20%	25,150	2008
	43.595964	59.271173	35.96%	29,643	2007
	31.631833	43.595964	37.82%	56,740	2006
	24.254218	31.631833	30.42%	74,687	2005
	19.499977	24.254218	24.38%	83,036	2004
	12.800242	19.499977	52.34%	93,751	2003
	13.343009	12.800242	-4.07%	97,789	2002
	13.755231	13.343009	-3.00%	109,182	2001
	23.947713	13.755231	-42.56%	124,085	2000

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.594660	27.399871	55.73%	39,368	2009
	33.038793	17.594660	-46.75%	38,569	2008
	23.011470	33.038793	43.58%	60,923	2007
	18.701377	23.011470	23.05%	73,855	2006
	12.483933	18.701377	49.80%	105,943	2005
	10.000000	12.483933	24.84%	31,745	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	29.255507	45.534579	55.64%	15,055	2009
	54.963626	29.255507	-46.77%	15,972	2008
	38.274579	54.963626	43.60%	18,502	2007
	31.116907	38.274579	23.00%	20,826	2006
	20.764275	31.116907	49.86%	24,667	2005
	16.917457	20.764275	22.74%	34,101	2004
	11.826254	16.917457	43.05%	107,171	2003
	12.319065	11.826254	-4.00%	37,085	2002
	13.923943	12.319065	-11.53%	37,974	2001
	12.649846	13.923943	10.07%	29,361	2000

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	8.565231	10.752521	25.54%	81,912	2009
	13.952914	8.565231	-38.61%	94,360	2008
	12.844957	13.952914	8.63%	115,500	2007
	11.435987	12.844957	12.32%	162,886	2006
	10.643577	11.435987	7.44%	215,478	2005
	9.823331	10.643577	8.35%	252,733	2004
	7.366518	9.823331	33.35%	320,146	2003
	9.739393	7.366518	-24.36%	365,417	2002
	9.827143	9.739393	-0.89%	460,231	2001
	10.060160	9.827143	-2.32%	499,777	2000

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	7.851831	11.460816	45.96%	0	2009

69

Maximum Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.584868	13.372697	39.52%	65	2009
	15.253782	9.584868	-37.16%	65	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.705445	11.539410	7.79%	496	2009
	11.122971	10.705445	-3.75%	357	2008
	10.388282	11.122971	7.07%	0	2007
	10.455359	10.388282	-0.64%	0	2006
	10.525419	10.455359	-0.67%	0	2005
	10.171166	10.525419	3.48%	7,869	2004
	10.000000	10.171166	1.71%	5,144	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	6.870977	7.935854	15.50%	497	2009
	10.740675	6.870977	-36.03%	3,776	2008
	10.991050	10.740675	-2.28%	3,776	2007
	9.597554	10.991050	14.52%	3,776	2006
	9.378483	9.597554	2.34%	4,612	2005
	8.486720	9.378483	10.51%	5,493	2004
	6.708323	8.486720	26.51%	15,518	2003
	8.507395	6.708323	-21.15%	17,814	2002
	9.492984	8.507395	-10.38%	14,380	2001*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.767982	9.872041	27.09%	0	2009
	10.499337	7.767982	-26.01%	0	2008
	10.990225	10.499337	-4.47%	0	2007
	10.000000	10.990225	9.90%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	10.647731	12.481953	17.23%	10,076	2009
	14.869056	10.647731	-28.39%	10,214	2008
	16.029066	14.869056	-7.24%	15,100	2007
	13.812090	16.029066	16.05%	15,201	2006
	13.445055	13.812090	2.73%	16,284	2005
	12.023986	13.445055	11.82%	32,409	2004
	9.533443	12.023986	26.12%	34,120	2003
	11.156087	9.533443	-14.54%	37,456	2002
	10.111910	11.156087	10.33%	12,980	2001*

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.998434	19.98%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.096572	0.97%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.356682	11.440921	22.28%	4,398	2009
	13.848764	9.356682	-32.44%	4,715	2008
	14.255437	13.848764	-2.85%	4,760	2007
	12.739348	14.255437	11.90%	5,003	2006
	12.146432	12.739348	4.88%	1,137	2005
	10.189578	12.146432	19.20%	1,037	2004
	7.561672	10.189578	34.75%	1,096	2003
	10.000000	7.561672	-24.38%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.071304	6.633946	30.81%	2,008	2009
	7.907868	5.071304	-35.87%	2,076	2008
	7.502604	7.907868	5.40%	2,305	2007
	7.024598	7.502604	6.80%	2,414	2006
	6.931538	7.024598	1.34%	2,422	2005
	6.673008	6.931538	3.87%	2,390	2004
	5.414906	6.673008	23.23%	2,330	2003
	7.792572	5.414906	-30.51%	2,248	2002
	10.292793	7.792572	-24.29%	922	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	6.187991	7.645562	23.55%	9,973	2009
	10.066260	6.187991	-38.53%	10,397	2008
	9.779977	10.066260	2.93%	13,948	2007
	8.657565	9.779977	12.96%	15,376	2006
	8.455066	8.657565	2.40%	15,161	2005
	7.813792	8.455066	8.21%	25,104	2004
	6.224012	7.813792	25.54%	28,516	2003
	8.197399	6.224012	-24.07%	36,635	2002
	9.545801	8.197399	-14.13%	11,021	2001*

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	7.281204	8.727467	19.86%	1,364	2009
	10.568283	7.281204	-31.10%	1,393	2008
	10.087808	10.568283	4.76%	1,209	2007
	8.854989	10.087808	13.92%	1,271	2006
	8.673868	8.854989	2.09%	1,287	2005
	8.442921	8.673868	2.74%	1,343	2004
	7.124457	8.442921	18.51%	882	2003
	8.746914	7.124457	-18.55%	2,622	2002
	9.863100	8.746914	-11.32%	3,171	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.602934	13.666705	17.79%	4,196	2009
	12.796547	11.602934	-9.33%	5,884	2008
	12.417436	12.796547	3.05%	11,559	2007
	12.189609	12.417436	1.87%	14,172	2006
	12.303438	12.189609	-0.93%	15,371	2005
	12.140716	12.303438	1.34%	18,686	2004
	11.862727	12.140716	2.34%	23,245	2003
	11.096780	11.862727	6.90%	24,434	2002
	10.505742	11.096780	5.63%	31,998	2001*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.134234	9.876750	21.42%	0	2009
	11.101187	8.134234	-26.73%	0	2008
	10.448873	11.101187	6.24%	0	2007
	10.000000	10.448873	4.49%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.421577	9.346999	25.94%	0	2009
	11.278025	7.421577	-34.19%	0	2008
	10.468731	11.278025	7.73%	0	2007
	10.000000	10.468731	4.69%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	6.907583	8.877203	28.51%	0	2009
	11.406412	6.907583	-39.44%	0	2008
	10.488750	11.406412	8.75%	0	2007
	10.000000	10.488750	4.89%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	8.867969	11.766047	32.68%	13,815	2009
	15.801609	8.867969	-43.88%	15,568	2008
	13.751323	15.801609	14.91%	17,860	2007
	12.599545	13.751323	9.14%	19,575	2006
	11.024639	12.599545	14.29%	19,364	2005
	9.773384	11.024639	12.80%	15,088	2004
	7.785588	9.773384	25.53%	24,165	2003
	8.789237	7.785588	-11.42%	23,235	2002
	10.256023	8.789237	-14.30%	9,915	2001*

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.918496	8.541938	44.33%	68	2009
	13.273426	5.918496	-55.41%	68	2008
	9.319807	13.273426	42.42%	221	2007
	10.000000	9.319807	-6.80%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	6.935423	8.819788	27.17%	9,126	2009
	12.377697	6.935423	-43.97%	10,941	2008
	12.480760	12.377697	-0.83%	14,407	2007
	10.626821	12.480760	17.45%	15,866	2006
	10.273613	10.626821	3.44%	22,419	2005
	9.431146	10.273613	8.93%	26,140	2004
	7.405226	9.431146	27.36%	24,278	2003
	9.122665	7.405226	-18.83%	25,233	2002
	9.829356	9.122665	-7.19%	8,921	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	3.919710	5.586149	42.51%	0	2009
	8.919058	3.919710	-56.05%	268	2008
	7.412676	8.919058	20.32%	268	2007
	7.197447	7.412676	2.99%	268	2006
	6.759816	7.197447	6.47%	268	2005
	6.456082	6.759816	4.70%	0	2004
	5.091068	6.456082	26.81%	0	2003
	6.666912	5.091068	-23.64%	2,479	2002
	7.968441	6.666912	-16.33%	2,479	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.314525	6.660623	25.33%	7,803	2009
	10.299075	5.314525	-48.40%	8,459	2008
	8.301332	10.299075	24.07%	8,870	2007
	7.952242	8.301332	4.39%	8,840	2006
	7.694090	7.952242	3.36%	8,852	2005
	7.618533	7.694090	0.99%	17,167	2004
	5.866545	7.618533	29.86%	15,817	2003
	8.594096	5.866545	-31.74%	12,016	2002
	10.682489	8.594096	-19.55%	2,569	2001*

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	6.793998	9.553330	40.61%	6,082	2009
	9.270443	6.793998	-26.71%	6,211	2008
	9.234781	9.270443	0.39%	10,012	2007
	8.492610	9.234781	8.74%	13,034	2006
	8.469429	8.492610	0.27%	15,133	2005
	7.910922	8.469429	7.06%	17,155	2004
	6.370568	7.910922	24.18%	16,625	2003
	6.286416	6.370568	1.34%	19,278	2002
	7.296736	6.286416	-13.85%	1,238	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.145920	10.059148	40.77%	1,953	2009
	9.739577	7.145920	-26.63%	1,363	2008
	10.000000	9.739577	-2.60%	780	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.076699	11.399748	13.13%	632	2009
	10.659989	10.076699	-5.47%	0	2008
	10.460531	10.659989	1.91%	0	2007
	10.254255	10.460531	2.01%	0	2006
	10.270637	10.254255	-0.16%	0	2005
	10.066869	10.270637	2.02%	0	2004
	10.000000	10.066869	0.67%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.545147	8.962645	36.94%	0	2009
	11.063830	6.545147	-40.84%	0	2008
	9.796829	11.063830	12.93%	0	2007
	10.000000	9.796829	-2.03%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.104022	10.021101	23.66%	2,934	2009
	14.762178	8.104022	-45.10%	2,934	2008
	12.879820	14.762178	14.61%	3,142	2007
	11.164941	12.879820	15.36%	3,142	2006
	9.594958	11.164941	16.36%	3,796	2005
	8.644743	9.594958	10.99%	3,992	2004
	6.172254	8.644743	40.06%	4,241	2003
	7.923128	6.172254	-22.10%	5,977	2002
	10.292010	7.923128	-23.02%	1,411	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.086167	12.477310	23.71%	2,032	2009
	18.377070	10.086167	-45.12%	3,533	2008
	16.031254	18.377070	14.63%	5,266	2007
	13.896449	16.031254	15.36%	5,402	2006
	11.947091	13.896449	16.32%	5,061	2005
	10.763107	11.947091	11.00%	3,728	2004
	7.682181	10.763107	40.10%	4,027	2003
	10.000000	7.682181	-23.18%	4,111	2002*

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.154014	11.012465	53.93%	1,340	2009
	14.983218	7.154014	-52.25%	1,313	2008
	14.509632	14.983218	3.26%	1,266	2007
	12.767144	14.509632	13.65%	1,547	2006
	12.728329	12.767144	0.30%	1,569	2005
	11.417557	12.728329	11.48%	1,430	2004
	7.398393	11.417557	54.32%	1,569	2003
	10.000000	7.398393	-26.02%	600	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.714445	10.230415	32.61%	0	2009
	11.213757	7.714445	-31.21%	0	2008
	11.052167	11.213757	1.46%	0	2007
	10.000000	11.052167	10.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.313079	7.974301	26.31%	0	2009
	9.637355	6.313079	-34.49%	0	2008
	10.095671	9.637355	-4.54%	0	2007
	10.000000	10.095671	0.96%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.557922	8.353912	27.39%	0	2009
	10.000000	6.557922	-34.42%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.177452	10.429904	68.84%	194	2009
	13.346764	6.177452	-53.72%	0	2008
	10.605141	13.346764	25.85%	0	2007
	10.000000	10.605141	6.05%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.102305	9.529818	34.18%	0	2009
	12.183609	7.102305	-41.71%	0	2008
	10.792161	12.183609	12.89%	0	2007
	10.000000	10.792161	7.92%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.713936	13.597042	16.08%	231	2009
	11.277465	11.713936	3.87%	108	2008
	10.386573	11.277465	8.58%	0	2007
	10.000000	10.386573	3.87%	0	2006*

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.002069	8.266832	18.06%	0	2009
	12.479402	7.002069	-43.89%	0	2008
	11.421586	12.479402	9.26%	0	2007
	11.010792	11.421586	3.73%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.461133	10.361024	38.87%	57	2009
	14.430073	7.461133	-48.29%	57	2008
	13.348441	14.430073	8.10%	0	2007
	11.739472	13.348441	13.71%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	15.967834	19.528147	22.30%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	5.882077	8.399844	42.80%	6,909	2009
	10.800350	5.882077	-45.54%	6,986	2008
	8.083227	10.800350	33.61%	9,000	2007
	7.574085	8.083227	6.72%	10,581	2006
	6.880030	7.574085	10.09%	12,415	2005
	5.963253	6.880030	15.37%	13,307	2004
	5.071211	5.963253	17.59%	15,233	2003
	6.167860	5.071211	-17.78%	20,046	2002
	8.069120	6.167860	-23.56%	6,892	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.512232	11.541708	53.64%	213	2009
	13.691778	7.512232	-45.13%	213	2008
	11.499708	13.691778	19.06%	566	2007
	10.892844	11.499708	5.57%	566	2006
	10.003958	10.892844	8.89%	566	2005
	10.144265	10.003958	-1.38%	869	2004
	7.049473	10.144265	43.90%	1,006	2003
	10.000000	7.049473	-29.51%	656	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.413657	3.703644	53.45%	1,037	2009
	4.405086	2.413657	-45.21%	1,037	2008
	3.701531	4.405086	19.01%	3,002	2007
	3.509816	3.701531	5.46%	3,002	2006
	3.216948	3.509816	9.10%	3,003	2005
	3.270799	3.216948	-1.65%	4,473	2004
	2.283163	3.270799	43.26%	8,684	2003
	3.952480	2.283163	-42.23%	11,482	2002
	6.448594	3.952480	-38.71%	8,733	2001*

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.744835	22.320576	75.13%	2,750	2009
	27.270190	12.744835	-53.26%	2,776	2008
	21.774036	27.270190	25.24%	2,743	2007
	15.175734	21.774036	43.48%	1,760	2006
	11.752892	15.175734	29.12%	329	2005
	10.123089	11.752892	16.10%	354	2004
	7.692915	10.123089	31.59%	381	2003
	10.000000	7.692915	-23.07%	533	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.284215	12.757117	75.13%	7,915	2009
	15.592266	7.284215	-53.28%	7,915	2008
	12.455029	15.592266	25.19%	10,161	2007
	8.684672	12.455029	43.41%	11,687	2006
	6.729816	8.684672	29.05%	13,100	2005
	5.797749	6.729816	16.08%	13,922	2004
	4.406372	5.797749	31.58%	14,452	2003
	6.068862	4.406372	-27.39%	19,051	2002
	8.105491	6.068862	-25.13%	8,303	2001*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.040208	11.201705	23.91%	4,240	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.629397	11.531909	19.76%	0	2009
	14.639860	9.629397	-34.22%	0	2008
	13.914350	14.639860	5.21%	0	2007
	11.805572	13.914350	17.86%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.603081	9.535164	10.83%	0	2009
	10.161177	8.603081	-15.33%	0	2008
	9.917761	10.161177	2.45%	0	2007
	9.731335	9.917761	1.92%	0	2006
	9.808073	9.731335	-0.78%	0	2005
	9.951175	9.808073	-1.44%	6,351	2004
	10.000000	9.951175	-0.49%	1,653	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.884137	9.465140	20.05%	0	2009
	13.319541	7.884137	-40.81%	0	2008
	13.551102	13.319541	-1.71%	0	2007
	13.163790	13.551102	2.94%	0	2006*

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.125014	10.443480	28.53%	0	2009
	13.719597	8.125014	-40.78%	0	2008
	13.037326	13.719597	5.23%	0	2007
	11.723327	13.037326	11.21%	0	2006
	11.217069	11.723327	4.51%	0	2005
	10.000000	11.217069	12.17%	154	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.250663	12.51%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.379408	23.79%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.415149	8.950048	20.70%	1,015	2009
	10.797061	7.415149	-31.32%	1,015	2008
	10.402421	10.797061	3.79%	496	2007
	10.000000	10.402421	4.02%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.217980	10.110557	9.68%	279	2009
	10.457773	9.217980	-11.86%	120	2008
	10.384612	10.457773	0.70%	0	2007
	10.000000	10.384612	3.85%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.169940	9.929560	38.49%	0	2009
	11.947796	7.169940	-39.99%	0	2008
	10.683364	11.947796	11.84%	1,202	2007
	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.096694	8.274989	35.73%	0	2009
	11.175007	6.096694	-45.44%	0	2008
	10.212629	11.175007	9.42%	0	2007
	10.000000	10.212629	2.13%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.903354	7.545396	27.82%	0	2009
	9.746269	5.903354	-39.43%	0	2008
	10.000000	9.746269	-2.54%	0	2007

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	8.818504	12.591881	42.79%	816	2009
	12.521823	8.818504	-29.57%	906	2008
	12.415842	12.521823	0.85%	1,450	2007
	11.477315	12.415842	8.18%	1,523	2006
	11.461933	11.477315	0.13%	2,428	2005
	10.644927	11.461933	7.68%	2,824	2004
	8.901664	10.644927	19.58%	6,487	2003
	8.817499	8.901664	0.95%	6,387	2002
	8.652194	8.817499	1.91%	3,246	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.970615	11.387549	42.87%	121	2009
	11.334958	7.970615	-29.68%	136	2008
	11.235365	11.334958	0.89%	131	2007
	10.386510	11.235365	8.17%	132	2006
	10.000000	10.386510	3.87%	131	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	7.667186	9.727222	26.87%	0	2009
	14.533790	7.667186	-47.25%	0	2008
	11.689259	14.533790	24.33%	0	2007
	8.988342	11.689259	30.05%	0	2006
	7.057732	8.988342	27.35%	0	2005
	6.319464	7.057732	11.68%	0	2004
	4.764292	6.319464	32.64%	0	2003
	6.418930	4.764292	-25.78%	0	2002
	9.200325	6.418930	-30.23%	0	2001*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.413380	15.742482	26.82%	2,931	2009
	23.523222	12.413380	-47.23%	2,931	2008
	18.918849	23.523222	24.34%	5,316	2007
	14.549040	18.918849	30.04%	4,067	2006
	11.427124	14.549040	27.32%	0	2005
	10.217597	11.427124	11.84%	0	2004
	7.719631	10.217597	32.36%	0	2003
	10.000000	7.719631	-22.80%	0	2002*

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	7.643473	9.344449	22.25%	348	2009
	14.042490	7.643473	-45.57%	348	2008
	11.976724	14.042490	17.25%	348	2007
	9.727659	11.976724	23.12%	348	2006
	8.334131	9.727659	16.72%	4,578	2005
	7.367390	8.334131	13.12%	4,578	2004
	5.536514	7.367390	33.07%	5,248	2003
	7.587757	5.536514	-27.03%	5,248	2002
	9.557425	7.587757	-20.61%	2,724	2001*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	13.990376	17.102991	22.25%	108	2009
	25.696124	13.990376	-45.55%	108	2008
	21.908299	25.696124	17.29%	1,925	2007
	17.804090	21.908299	23.05%	1,188	2006
	15.253536	17.804090	16.72%	0	2005
	13.484171	15.253536	13.12%	0	2004
	10.000000	13.484171	34.84%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.105704	7.637902	49.60%	3,298	2009
	10.000000	5.105704	-48.94%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.087100	7.830477	28.64%	0	2009
	10.000000	6.087100	-39.13%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.085201	7.812308	28.38%	0	2009
	10.000000	6.085201	-39.15%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	6.318315	7.983421	26.35%	0	2009
	10.000000	6.318315	-36.82%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	7.871204	9.223900	17.19%	0	2009
	10.000000	7.871204	-21.29%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	7.153399	8.686563	21.43%	0	2009
	10.000000	7.153399	-28.47%	0	2008*

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	9.014543	9.964165	10.53%	0	2009
	10.000000	9.014543	-9.85%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	7.509050	8.955653	19.26%	0	2009
	10.000000	7.509050	-24.91%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	6.792527	8.408744	23.79%	0	2009
	10.000000	6.792527	-32.07%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	8.248893	9.493792	15.09%	0	2009
	10.000000	8.248893	-17.51%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.798799	10.425092	6.39%	0	2009
	10.000000	9.798799	-2.01%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.777090	10.383519	6.20%	0	2009
	10.000000	9.777090	-2.23%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	12.969062	20.714473	59.72%	0	2009
	31.397914	12.969062	-58.69%	0	2008
	22.054946	31.397914	42.36%	0	2007
	16.493390	22.054946	33.72%	0	2006
	12.713638	16.493390	29.73%	0	2005
	10.766220	12.713638	18.09%	0	2004
	6.660810	10.766220	61.64%	0	2003
	8.034443	6.660810	-17.10%	0	2002
	8.665651	8.034443	-7.28%	0	2001*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	14.490549	23.168812	59.89%	2,273	2009
	35.137800	14.490549	-58.76%	2,398	2008
	24.687179	35.137800	42.33%	3,751	2007
	18.471789	24.687179	33.65%	3,652	2006
	14.236749	18.471789	29.75%	2,468	2005
	12.054715	14.236749	18.10%	208	2004
	7.459964	12.054715	61.59%	73	2003
	10.000000	7.459964	-25.40%	0	2002*

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.803730	13.863022	0.43%	4,214	2009
	13.102704	13.803730	5.35%	3,971	2008
	12.503923	13.102704	4.79%	5,144	2007
	12.371062	12.503923	1.07%	5,603	2006
	12.248814	12.371062	1.00%	6,487	2005
	12.128686	12.248814	0.99%	6,635	2004
	12.158343	12.128686	-0.24%	15,186	2003
	11.201435	12.158343	8.54%	14,437	2002
	10.679917	11.201435	4.88%	10,795	2001*

NVIT NVIT Growth Fund: Class I - Q/NQ	3.544436	4.626753	30.54%	0	2009
	5.913085	3.544436	-40.06%	0	2008
	5.058202	5.913085	16.90%	0	2007
	4.871231	5.058202	3.84%	0	2006
	4.676487	4.871231	4.16%	0	2005
	4.421055	4.676487	5.78%	0	2004
	3.405447	4.421055	29.82%	0	2003
	4.885325	3.405447	-30.29%	0	2002
	6.952067	4.885325	-29.73%	0	2001*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.431015	8.088902	25.78%	0	2009
	11.555148	6.431015	-44.35%	348	2008
	10.802306	11.555148	6.97%	348	2007
	10.000000	10.802306	8.02%	348	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.063460	11.275573	24.41%	7,781	2009
	14.674212	9.063460	-38.24%	7,781	2008
	14.162292	14.674212	3.61%	15,009	2007
	12.389980	14.162292	14.30%	7,781	2006
	11.736943	12.389980	5.56%	7,782	2005
	10.524667	11.736943	11.52%	65,682	2004
	8.160577	10.524667	28.97%	45,921	2003
	10.000000	8.160577	-18.39%	17,097	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.468700	14.69%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.024686	20.25%	0	2009*

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.565944	11.272269	6.68%	0	2009
	11.496047	10.565944	-8.09%	0	2008
	11.155745	11.496047	3.05%	0	2007
	10.743737	11.155745	3.83%	0	2006
	10.633118	10.743737	1.04%	0	2005
	10.388956	10.633118	2.35%	35,311	2004
	9.844280	10.388956	5.53%	38,879	2003
	10.000000	9.844280	-1.56%	36,403	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.806543	11.426058	16.51%	0	2009
	13.055741	9.806543	-24.89%	7,561	2008
	12.635905	13.055741	3.32%	0	2007
	11.602141	12.635905	8.91%	6,923	2006
	11.260586	11.602141	3.03%	6,923	2005
	10.511469	11.260586	7.13%	291,561	2004
	8.952638	10.511469	17.41%	280,231	2003
	10.000000	8.952638	-10.47%	82,019	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.441190	11.485760	21.66%	29,706	2009
	14.070907	9.441190	-32.90%	30,292	2008
	13.555454	14.070907	3.80%	32,031	2007
	12.100071	13.555454	12.03%	30,022	2006
	11.554315	12.100071	4.72%	40,423	2005
	10.539613	11.554315	9.63%	185,981	2004
	8.509285	10.539613	23.86%	235,385	2003
	10.000000	8.509285	-14.91%	56,432	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.258994	11.494305	12.04%	0	2009
	12.347458	10.258994	-16.91%	0	2008
	11.927822	12.347458	3.52%	0	2007
	11.247978	11.927822	6.04%	0	2006
	11.006534	11.247978	2.19%	0	2005
	10.502231	11.006534	4.80%	160,779	2004
	9.444587	10.502231	11.20%	178,115	2003
	10.000000	9.444587	-5.55%	9,120	2002*

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	11.798022	15.779485	33.75%	9,038	2009
	18.987431	11.798022	-37.86%	9,165	2008
	18.052218	18.987431	5.18%	12,803	2007
	16.796167	18.052218	7.48%	13,016	2006
	15.319315	16.796167	9.64%	11,491	2005
	13.534578	15.319315	13.19%	12,716	2004
	10.277402	13.534578	31.69%	13,281	2003
	12.407725	10.277402	-17.17%	12,945	2002
	12.856503	12.407725	-3.49%	4,288	2001*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.780474	10.547730	-2.16%	46,129	2009
	10.801157	10.780474	-0.19%	62,424	2008
	10.540307	10.801157	2.47%	10,355	2007
	10.309696	10.540307	2.24%	36,171	2006
	10.267038	10.309696	0.42%	34,027	2005
	10.413500	10.267038	-1.41%	45,178	2004
	10.581548	10.413500	-1.59%	59,044	2003
	10.690073	10.581548	-1.02%	73,805	2002
	10.551662	10.690073	1.31%	27,635	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.550599	12.834262	21.64%	3,960	2009
	13.043358	10.550599	-19.11%	4,079	2008
	12.748732	13.043358	2.31%	4,180	2007
	12.433153	12.748732	2.54%	4,047	2006
	12.440836	12.433153	-0.06%	3,799	2005
	11.940484	12.440836	4.19%	42,307	2004
	10.889602	11.940484	9.65%	42,667	2003
	10.385975	10.889602	4.85%	22,426	2002
	10.193887	10.385975	1.88%	3,062	2001*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.049680	8.073761	33.46%	6,718	2009
	10.000000	6.049680	-39.50%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.205365	14.228697	26.98%	2,588	2009
	21.350365	11.205365	-47.52%	2,588	2008
	21.211573	21.350365	0.65%	2,956	2007
	17.668354	21.211573	20.05%	3,041	2006
	16.121390	17.668354	9.60%	3,179	2005
	13.706741	16.121390	17.62%	2,303	2004
	10.000000	13.706741	37.07%	0	2003*

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.270513	7.958679	26.92%	591	2009
	10.000000	6.270513	-37.29%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.254822	7.794044	24.61%	0	2009
	10.000000	6.254822	-37.45%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.186904	7.691865	24.32%	18,159	2009
	10.000000	6.186904	-38.13%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.658061	8.495635	27.60%	3,321	2009
	10.000000	6.658061	-33.42%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.235950	10.266672	24.66%	4,119	2009
	15.717907	8.235950	-47.60%	4,076	2008
	14.645439	15.717907	7.32%	5,144	2007
	14.508796	14.645439	0.94%	5,817	2006
	13.723755	14.508796	5.72%	6,332	2005
	12.372523	13.723755	10.92%	7,461	2004
	9.421976	12.372523	31.32%	7,498	2003
	14.441772	9.421976	-34.76%	7,706	2002
	16.564493	14.441772	-12.81%	272	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	13.930430	17.195450	23.44%	4,384	2009
	20.994710	13.930430	-33.65%	4,359	2008
	23.059585	20.994710	-8.95%	7,636	2007
	20.100696	23.059585	14.72%	8,066	2006
	19.938786	20.100696	0.81%	11,244	2005
	17.380579	19.938786	14.72%	17,952	2004
	11.329505	17.380579	53.41%	16,495	2003
	15.905177	11.329505	-28.77%	19,673	2002
	12.679678	15.905177	25.44%	8,057	2001*

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	12.903236	16.998540	31.74%	1,121	2009
	21.345940	12.903236	-39.55%	2,404	2008
	21.373134	21.345940	-0.13%	3,708	2007
	19.504567	21.373134	9.58%	3,756	2006
	17.754986	19.504567	9.85%	4,176	2005
	15.252779	17.754986	16.40%	3,484	2004
	11.059519	15.252779	37.92%	7,114	2003
	13.679062	11.059519	-19.15%	4,387	2002
	14.994163	13.679062	-8.77%	2,562	2001*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.192790	7.637082	23.32%	1,126	2009
	10.834878	6.192790	-42.84%	1,126	2008
	10.241994	10.834878	5.79%	2,466	2007
	9.215792	10.241994	11.14%	2,466	2006
	8.769845	9.215792	5.09%	2,466	2005
	8.170362	8.769845	7.34%	5,093	2004
	6.551449	8.170362	24.71%	5,093	2003
	8.105635	6.551449	-19.17%	4,917	2002
	9.400269	8.105635	-13.77%	1,286	2001*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.562940	7.118002	27.95%	7,401	2009
	10.000000	5.562940	-44.37%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.796941	10.262637	4.75%	227	2009
	10.000000	9.796941	-2.03%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.867621	28.68%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.842401	28.42%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	5.941349	7.469516	25.72%	418	2009
	9.641992	5.941349	-38.38%	849	2008
	10.083630	9.641992	-4.38%	6,615	2007
	8.895000	10.083630	13.36%	8,641	2006
	8.723996	8.895000	1.96%	10,297	2005
	7.591688	8.723996	14.92%	1,945	2004
	5.905872	7.591688	28.54%	374	2003
	8.067350	5.905872	-26.79%	0	2002
	9.391322	8.067350	-14.10%	0	2001*

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	6.559913	9.271764	41.34%	627	2009
	12.312209	6.559913	-46.72%	2,670	2008
	11.030000	12.312209	11.62%	3,582	2007
	10.447082	11.030000	5.58%	5,758	2006
	10.163198	10.447082	2.79%	9,840	2005
	9.717730	10.163198	4.58%	10,910	2004
	7.588056	9.717730	28.07%	12,598	2003
	10.608373	7.588056	-28.47%	13,437	2002
	12.409461	10.608373	-14.51%	9,125	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.906444	17.633242	36.62%	1,438	2009
	22.067035	12.906444	-41.51%	1,473	2008
	21.221247	22.067035	3.99%	1,320	2007
	18.436138	21.221247	15.11%	2,604	2006
	16.485857	18.436138	11.83%	1,363	2005
	14.141920	16.485857	16.57%	32,664	2004
	10.000000	14.141920	41.42%	29,464	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	7.903754	10.804180	36.70%	1,432	2009
	13.512292	7.903754	-41.51%	2,587	2008
	12.996648	13.512292	3.97%	3,425	2007
	11.290616	12.996648	15.11%	3,787	2006
	10.098870	11.290616	11.80%	3,795	2005
	8.665362	10.098870	16.54%	5,551	2004
	6.194920	8.665362	39.88%	5,848	2003
	8.135212	6.194920	-23.85%	6,615	2002
	9.458032	8.135212	-13.99%	7,742	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.964846	2.435715	23.96%	185	2009
	9.518385	1.964846	-79.36%	185	2008
	10.000000	9.518385	-4.82%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.129718	2.610203	22.56%	0	2009
	10.211061	2.129718	-79.14%	0	2008
	10.452662	10.211061	-2.31%	0	2007
	10.000000	10.452662	4.53%	0	2006*

87

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.360525	7.980089	25.46%	8,100	2009
	10.570308	6.360525	-39.83%	8,100	2008
	10.351457	10.570308	2.11%	8,401	2007
	9.201145	10.351457	12.50%	9,013	2006
	8.876997	9.201145	3.65%	12,189	2005
	8.292232	8.876997	7.05%	20,587	2004
	6.690842	8.292232	23.93%	28,321	2003
	8.425292	6.690842	-20.59%	37,431	2002
	9.590436	8.425292	-12.15%	18,017	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.842436	7.839168	34.18%	0	2009
	9.609304	5.842436	-39.20%	0	2008
	9.947032	9.609304	-3.40%	0	2007
	10.000000	9.947032	-0.53%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	5.440766	7.056151	29.69%	3,899	2009
	10.923198	5.440766	-50.19%	7,265	2008
	10.505043	10.923198	3.98%	8,802	2007
	10.432419	10.505043	0.70%	8,802	2006
	9.495781	10.432419	9.86%	10,225	2005
	8.106165	9.495781	17.14%	10,605	2004
	6.599464	8.106165	22.83%	10,607	2003
	9.345324	6.599464	-29.38%	10,602	2002
	13.905014	9.345324	-32.79%	1,338	2001*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.804504	8.05%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.883488	8.83%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.469820	8.971890	38.67%	0	2009
	11.535826	6.469820	-43.92%	0	2008
	10.486994	11.535826	10.00%	0	2007
	10.000000	10.486994	4.87%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.864727	8.408965	22.50%	0	2009
	11.013646	6.864727	-37.67%	0	2008
	10.931569	11.013646	0.75%	0	2007
	10.000000	10.931569	9.32%	0	2006*

88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.370189	10.047962	7.23%	0	2009
	10.669846	9.370189	-12.18%	0	2008
	10.346901	10.669846	3.12%	0	2007
	10.000000	10.346901	3.47%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	19.423520	24.735120	27.35%	0	2009
	23.359018	19.423520	-16.85%	0	2008
	22.422608	23.359018	4.18%	1,579	2007
	20.689585	22.422608	8.38%	1,579	2006
	18.844947	20.689585	9.79%	1,579	2005
	17.507218	18.844947	7.64%	1,579	2004
	13.999772	17.507218	25.05%	2,569	2003
	13.106031	13.999772	6.82%	2,569	2002
	12.173002	13.106031	7.66%	728	2001*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.237225	21.365804	108.71%	0	2009
	29.698218	10.237225	-65.53%	0	2008
	22.076275	29.698218	34.53%	0	2007
	16.176117	22.076275	36.47%	0	2006
	12.542241	16.176117	28.97%	0	2005
	10.000000	12.542241	25.42%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	12.214727	25.466956	108.49%	1,061	2009
	35.464292	12.214727	-65.56%	1,061	2008
	26.353137	35.464292	34.57%	1,061	2007
	19.315823	26.353137	36.43%	1,061	2006
	14.961568	19.315823	29.10%	1,060	2005
	12.151788	14.961568	23.12%	1,060	2004
	8.058096	12.151788	50.80%	1,060	2003
	8.485820	8.058096	-5.04%	1,060	2002
	8.838136	8.485820	-3.99%	928	2001*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	16.779683	25.866132	54.15%	1,641	2009
	31.831716	16.779683	-47.29%	1,568	2008
	22.398641	31.831716	42.11%	1,568	2007
	18.388896	22.398641	21.81%	1,568	2006
	12.400273	18.388896	48.29%	0	2005
	10.000000	12.400273	24.00%	0	2004*

89

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	21.005424	32.362732	54.07%	116	2009
	39.868718	21.005424	-47.31%	116	2008
	28.048427	39.868718	42.14%	116	2007
	23.035585	28.048427	21.76%	116	2006
	15.528066	23.035585	48.35%	116	2005
	12.780575	15.528066	21.50%	116	2004
	9.025587	12.780575	41.60%	116	2003
	9.497863	9.025587	-4.97%	116	2002
	10.845725	9.497863	-12.43%	0	2001*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	7.898012	9.814546	24.27%	0	2009
	12.997934	7.898012	-39.24%	0	2008
	12.088802	12.997934	7.52%	0	2007
	10.872485	12.088802	11.19%	0	2006
	10.222262	10.872485	6.36%	0	2005
	9.530925	10.222262	7.25%	0	2004
	7.220212	9.530925	32.00%	0	2003
	9.643755	7.220212	-25.13%	0	2002
	9.830796	9.643755	-1.90%	0	2001*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	7.188964	10.387093	44.49%	0	2009

90

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the Contract Value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the Annuitization Date, if the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the Contract Owner and the Annuitant will NOT become the Contract Owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the Contract Owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the Contract Owner is younger than age 50, the annual premium cannot exceed $5,000; if the Contract Owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the Contract Value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

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Non-Qualified Contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified Contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the Contract Owner is younger than age 50, the annual premium cannot exceed $5,000; if the Contract Owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or another eligible retirement plan; however, the amount rolled over from the IRA or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Tax Sheltered Annuities

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20,

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the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Internal Revenue Code), tax advantages enjoyed by the Contract Owner and/or Annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract Owners and prospective Contract Owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner ' s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the Contract Owner attains age 59½;

•	it is made to a beneficiary (or the Contract Owner ' s estate) on or after the death of the Contract Owner;

•	it is attributable to the Contract Owner ' s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the Contract Owner ' s gross income as ordinary income in the year that it is distributed to the Contract Owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

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•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner ' s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the Annuitization Date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner ' s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the contract exceeds the Contract Owner ' s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the Contract Owner and the Annuitant are not the same individual.

With respect to annuity distributions on or after the Annuitization Date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the Contract Owner ' s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the Annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the Annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same Contract Owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the Annuitization Date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a Contract Owner ' s death;

•	the result of a Contract Owner ' s disability (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the Contract Owner or the joint lives (or joint life expectancies) of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the annuity payment option selected by the Contract Owner; or

•	is allocable to an investment in the contract before August 14, 1982.

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If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner ' s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the Contract Owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the Annuitant dies before the contract is completely distributed, the balance may be included in the Annuitant ' s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the Annuitant.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the Contract Owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or " other similar life event " such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax adviser.

Same-sex marriages, domestic partnership and other similar relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ( " DOMA " ), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder ' s spouse.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a " partial exchange. "   A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the Contract Owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early

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distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or " other similar life event " such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the Contract Owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit Contract Owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a Contract Owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien ' s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien ' s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one Contract Owner to another; or

•	a distribution to someone other than a Contract Owner.

Upon the Contract Owner ' s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the Contract Owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the Contract Owner).

If the Contract Owner is not an individual, then for this purpose only , "Contract Owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

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Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the Contract Owner if the income, for the period the contract was not diversified, had been received by the Contract Owner.

If the violation is not corrected, the Contract Owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide ' s understanding of federal tax laws.  It is NOT intended as tax advice.   All information is subject to change without notice.   You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.

However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the Contract Owner designates to receive death proceeds upon the Contract Owner ' s death.  The distribution rules in the Internal Revenue Code make a distinction between " beneficiary " and " designated beneficiary " when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the Annuitant, or that are made from Non-Qualified Contracts after the death of the Contract Owner.  A designated beneficiary is a natural person who is designated by the Contract Owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the Contract Owner are paid to the beneficiary or beneficiaries stipulated by the Contract Owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the Contract Owner ' s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the Contract Owner ' s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

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Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a Contract Owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any Contract Owner dies on or after the Annuitization Date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the Contract Owner's death.

(2)
If any Contract Owner dies before the Annuitization Date, then the entire interest in the contract (consisting of either the death benefit or the Contract Value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the Contract Owner ' s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the Contract Owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased Contract Owner, the spouse can choose to become the Contract Owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse ' s death.

In the event that the Contract Owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the Annuitant will be treated as the death of a Contract Owner;

(b)	any change of Annuitant will be treated as the death of a Contract Owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  D istributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the Contract Owner or the joint lives of the Contract Owner and the Contract Owner ' s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the Contract Owner and a person 10 years younger than the Contract Owner.  If the designated beneficiary is the spouse of the Contract Owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the Contract Owner and the Contract Owner ' s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the Contract Owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the Contract Owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the same exception and should continue to be made.  Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your adviser and notify us of your decision.

If the Contract Owner ' s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the Contract Owner ' s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the Contract Value.

If the Contract Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire Contract Value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the Contract Owner ' s spouse, the applicable distribution period is the surviving spouse ' s remaining life expectancy using the surviving spouse ' s birthday for each distribution calendar year after the calendar year of the Contract Owner ' s death.  For calendar years after the death of the Contract Owner ' s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse ' s age in the calendar year of the spouse ' s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse ' s death;

98

(b)
if the designated beneficiary is not the Contract Owner ' s surviving spouse, the applicable distribution period is the designated beneficiary ' s remaining life expectancy using the designated beneficiary ' s birthday in the calendar year immediately following the calendar year of the Contract Owner ' s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Contract Owner ' s death.

If the Contract Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the Contract Owner ' s spouse, the applicable distribution period is the surviving spouse ' s remaining life expectancy using the surviving spouse ' s birthday for each distribution calendar year after the calendar year of the Contract Owner ' s death.  For calendar years after the death of the Contract Owner ' s surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner ' s remaining life expectancy using the Contract Owner ' s birthday in the calendar year of the Contract Owner ' s death, reduced by one for each year thereafter; or (b) the spouse ' s remaining life expectancy using the spouse ' s age in the calendar year of the spouse ' s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse ' s death;

(b)
if the designated beneficiary is not the Contract Owner ' s surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner ' s remaining life expectancy using the Contract Owner ' s birthday in the calendar year of the Contract Owner ' s death, reduced by one for each year thereafter; or (b) the designated beneficiary ' s remaining life expectancy using the designated beneficiary ' s birthday in the calendar year immediately following the calendar year of the Contract Owner ' s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the Contract Owner ' s remaining life expectancy using the Contract Owner ' s birthday in the calendar year of the Contract Owner ' s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient ' s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

99

choicecfione.htm
STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account- 9

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2010 . The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.   The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $140 billion as of December 31, 2009.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the Daily Net Assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2009 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009 . KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA”).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2009 , 2008 and 2007 , no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the Accumulation Unit value for all classes of Accumulation Units for all asset fees for contracts issued as of December 31, 2009.  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

The following Sub-Accounts were added to the Variable Account effective May 1, 2010, therefore; no Condensed Financial Information is available:

MFS® Variable Insurance Trust II
•	MFS® International Value Portfolio: Service Class
Nationwide Variable Insurance Trust
•	NVIT Multi-Manager Large Cap Value Fund – Class I
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Health Sciences Portfolio – II

No Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	6.204371	8.744818	40.95%	19,126	2009
	10.000000	6.204371	-37.96%	598	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.341243	12.349734	8.89%	145,458	2009
	11.664298	11.341243	-2.77%	131,207	2008
	10.782991	11.664298	8.17%	100,852	2007
	10.743070	10.782991	0.37%	106,446	2006
	10.705893	10.743070	0.35%	214,400	2005
	10.240855	10.705893	4.54%	277,614	2004
	10.000000	10.240855	2.41%	42,431	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.052611	11.729347	16.68%	297,188	2009
	15.554749	10.052611	-35.37%	371,991	2008
	15.755326	15.554749	-1.27%	471,697	2007
	13.618988	15.755326	15.69%	612,488	2006
	13.173845	13.618988	3.38%	771,621	2005
	11.800602	13.173845	11.64%	830,554	2004
	9.233496	11.800602	27.80%	964,050	2003
	11.591056	9.233496	-20.34%	1,020,097	2002
	12.802086	11.591056	-9.46%	1,029,114	2001
	14.495483	12.802086	-11.68%	819,540	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.981902	10.247605	28.39%	25,824	2009
	10.679075	7.981902	-25.26%	36,287	2008
	11.064576	10.679075	-3.48%	30,504	2007
	10.000000	11.064576	10.65%	29,135	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.019486	17.786839	18.43%	471,116	2009
	20.761269	15.019486	-27.66%	547,688	2008
	22.153132	20.761269	-6.28%	741,544	2007
	18.896571	22.153132	17.23%	944,282	2006
	18.208834	18.896571	3.78%	1,131,954	2005
	16.119499	18.208834	12.96%	1,165,128	2004
	12.651422	16.119499	27.41%	1,127,151	2003
	14.654697	12.651422	-13.67%	1,190,662	2002
	13.147862	14.654697	11.46%	869,720	2001
	11.263216	13.147862	16.73%	324,487	2000

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.080182	20.80%	48,206	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.102183	1.02%	5,262	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	10.013642	12.369464	23.53%	26,538	2009
	14.670723	10.013642	-31.74%	34,422	2008
	14.947780	14.670723	-1.85%	43,574	2007
	13.223234	14.947780	13.04%	63,159	2006
	12.480627	13.223234	5.95%	78,168	2005
	10.364013	12.480627	20.42%	150,306	2004
	7.613403	10.364013	36.13%	57,814	2003
	10.000000	7.613403	-23.87%	34,808	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.705099	10.182340	32.15%	103,702	2009
	11.892933	7.705099	-35.21%	128,356	2008
	11.168633	11.892933	6.49%	189,755	2007
	10.351504	11.168633	7.89%	243,757	2006
	10.111287	10.351504	2.38%	348,087	2005
	9.635655	10.111287	4.94%	416,867	2004
	7.739942	9.635655	24.49%	470,691	2003
	11.025487	7.739942	-29.80%	550,359	2002
	14.414394	11.025487	-23.51%	692,335	2001
	16.397708	14.414394	-12.10%	673,816	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.289668	11.595206	24.82%	940,459	2009
	14.958510	9.289668	-37.90%	1,073,913	2008
	14.385200	14.958510	3.99%	1,354,191	2007
	12.605780	14.385200	14.12%	1,791,197	2006
	12.186711	12.605780	3.44%	2,265,193	2005
	11.148445	12.186711	9.31%	2,653,753	2004
	8.790442	11.148445	26.82%	2,862,626	2003
	11.460136	8.790442	-23.30%	3,065,137	2002
	13.209188	11.460136	-13.24%	3,142,328	2001
	14.736468	13.209188	-10.36%	2,748,432	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.568422	12.797113	21.09%	228,046	2009
	15.183971	10.568422	-30.40%	274,183	2008
	14.346155	15.183971	5.84%	342,325	2007
	12.465876	14.346155	15.08%	469,328	2006
	12.087664	12.465876	3.13%	595,910	2005
	11.646776	12.087664	3.79%	630,995	2004
	9.728623	11.646776	19.72%	694,070	2003
	11.823034	9.728623	-17.71%	724,249	2002
	13.195948	11.823034	-10.40%	696,448	2001
	13.442893	13.195948	-1.84%	632,440	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.801405	15.232405	18.99%	329,710	2009
	13.975403	12.801405	-8.40%	409,040	2008
	13.423384	13.975403	4.11%	525,970	2007
	13.044103	13.423384	2.91%	653,677	2006
	13.033001	13.044103	0.09%	786,540	2005
	12.730457	13.033001	2.38%	870,384	2004
	12.313044	12.730457	3.39%	1,092,566	2003
	11.401464	12.313044	8.00%	1,248,204	2002
	10.684388	11.401464	6.71%	635,197	2001
	9.790385	10.684388	9.13%	186,563	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.358168	10.252378	22.66%	22,773	2009
	11.291189	8.358168	-25.98%	24,272	2008
	10.519576	11.291189	7.34%	140	2007
	10.000000	10.519576	5.20%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.625956	9.702572	27.23%	19,788	2009
	11.471058	7.625956	-33.52%	19,788	2008
	10.539579	11.471058	8.84%	14,056	2007
	10.000000	10.539579	5.40%	21,095	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	7.097840	9.214958	29.83%	21,569	2009
	11.601646	7.097840	-38.82%	14,575	2008
	10.559747	11.601646	9.87%	6,248	2007
	10.000000	10.559747	5.60%	8,232	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.365134	17.914214	34.04%	909,007	2009
	23.573218	13.365134	-43.30%	1,089,520	2008
	20.305885	23.573218	16.09%	1,400,920	2007
	18.417343	20.305885	10.25%	1,840,847	2006
	15.952706	18.417343	15.45%	2,082,005	2005
	13.999044	15.952706	13.96%	2,146,930	2004
	11.039054	13.999044	26.81%	2,259,008	2003
	12.335838	11.039054	-10.51%	2,311,138	2002
	14.247834	12.335838	-13.42%	2,503,762	2001
	15.457984	14.247834	-7.83%	2,281,488	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.081720	8.867305	45.80%	75,500	2009
	13.500848	6.081720	-54.95%	99,375	2008
	9.383035	13.500848	43.89%	97,775	2007
	10.000000	9.383035	-6.17%	35,409	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.190835	13.092259	28.47%	945,589	2009
	18.002932	10.190835	-43.39%	1,116,121	2008
	17.968073	18.002932	0.19%	1,437,224	2007
	15.144659	17.968073	18.64%	1,839,844	2006
	14.493567	15.144659	4.49%	2,159,695	2005
	13.170455	14.493567	10.05%	2,373,559	2004
	10.236736	13.170455	28.66%	2,382,653	2003
	12.483021	10.236736	-17.99%	2,311,460	2002
	13.313013	12.483021	-6.23%	1,916,093	2001
	12.440601	13.313013	7.01%	1,200,222	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.583962	8.039293	43.97%	134,482	2009
	12.576778	5.583962	-55.60%	156,287	2008
	10.346265	12.576778	21.56%	204,953	2007
	9.944414	10.346265	4.04%	252,748	2006
	9.245533	9.944414	7.56%	319,648	2005
	8.740750	9.245533	5.78%	376,015	2004
	6.823011	8.740750	28.11%	421,183	2003
	8.844341	6.823011	-22.85%	500,860	2002
	10.463173	8.844341	-15.47%	553,584	2001
	12.785954	10.463173	-18.17%	575,763	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.372807	10.600829	26.61%	774,251	2009
	16.060924	8.372807	-47.87%	957,021	2008
	12.813873	16.060924	25.34%	1,193,533	2007
	12.151083	12.813873	5.45%	1,588,926	2006
	11.638000	12.151083	4.41%	2,050,302	2005
	11.407069	11.638000	2.02%	2,383,000	2004
	8.695091	11.407069	31.19%	2,670,355	2003
	12.608518	8.695091	-31.04%	2,913,435	2002
	15.512519	12.608518	-18.72%	3,369,434	2001
	17.653733	15.512519	-12.13%	3,238,186	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.563916	12.165048	42.05%	218,004	2009
	11.567096	8.563916	-25.96%	278,209	2008
	11.405362	11.567096	1.42%	357,797	2007
	10.382924	11.405362	9.85%	516,097	2006
	10.250064	10.382924	1.30%	620,605	2005
	9.477262	10.250064	8.15%	686,997	2004
	7.554754	9.477262	25.45%	801,310	2003
	7.379494	7.554754	2.37%	900,292	2002
	8.478210	7.379494	-12.96%	740,039	2001
	11.087928	8.478210	-23.54%	575,925	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.268321	10.335924	42.21%	59,068	2009
	9.806038	7.268321	-25.88%	43,721	2008
	10.000000	9.806038	-1.94%	44,634	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.674834	12.199820	14.29%	204,606	2009
	11.178437	10.674834	-4.51%	160,412	2008
	10.857668	11.178437	2.95%	181,444	2007
	10.536126	10.857668	3.05%	200,680	2006
	10.446445	10.536126	0.86%	183,441	2005
	10.135570	10.446445	3.07%	87,919	2004
	10.000000	10.135570	1.36%	26,428	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.725459	9.303679	38.34%	126,114	2009
	11.253265	6.725459	-40.24%	146,649	2008
	9.863182	11.253265	14.09%	171,119	2007
	10.000000	9.863182	-1.37%	109,428	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.850910	13.555045	24.92%	95,861	2009
	19.565247	10.850910	-44.54%	126,884	2008
	16.896770	19.565247	15.79%	176,647	2007
	14.499246	16.896770	16.54%	213,211	2006
	12.334722	14.499246	17.55%	256,478	2005
	11.000744	12.334722	12.13%	286,186	2004
	7.775040	11.000744	41.49%	335,111	2003
	9.879361	7.775040	-21.30%	379,343	2002
	12.702222	9.879361	-22.22%	472,493	2001
	15.900927	12.702222	-20.12%	444,778	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.794322	13.489945	24.97%	148,232	2009
	19.467718	10.794322	-44.55%	172,930	2008
	16.809880	19.467718	15.81%	194,769	2007
	14.424335	16.809880	16.54%	270,660	2006
	12.275838	14.424335	17.50%	281,955	2005
	10.947388	12.275838	12.13%	256,490	2004
	7.734738	10.947388	41.54%	157,069	2003
	10.000000	7.734738	-22.65%	99,913	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.656370	11.906264	55.51%	73,856	2009
	15.872344	7.656370	-51.76%	53,769	2008
	15.214228	15.872344	4.33%	80,446	2007
	13.252038	15.214228	14.81%	109,445	2006
	13.078442	13.252038	1.33%	130,578	2005
	11.612918	13.078442	12.62%	135,348	2004
	7.448995	11.612918	55.90%	142,757	2003
	10.000000	7.448995	-25.51%	46,660	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.926819	10.619457	33.97%	95,594	2009
	11.405666	7.926819	-30.50%	75,673	2008
	11.126930	11.405666	2.51%	73,123	2007
	10.000000	11.126930	11.27%	81,746	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.487052	8.277889	27.61%	57,704	2009
	9.802409	6.487052	-33.82%	64,797	2008
	10.164026	9.802409	-3.56%	70,238	2007
	10.000000	10.164026	1.64%	72,549	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.602655	8.496860	28.69%	44,393	2009
	10.000000	6.602655	-33.97%	32,903	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.347673	10.826778	70.56%	32,139	2009
	13.575240	6.347673	-53.24%	37,296	2008
	10.676971	13.575240	27.15%	28,352	2007
	10.000000	10.676971	6.77%	17,618	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.297905	9.892389	35.55%	22,264	2009
	12.392141	7.297905	-41.11%	22,648	2008
	10.865204	12.392141	14.05%	27,934	2007
	10.000000	10.865204	8.65%	32,823	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.036200	14.113920	17.26%	49,844	2009
	11.470459	12.036200	4.93%	54,655	2008
	10.456863	11.470459	9.69%	42,693	2007
	10.000000	10.456863	4.57%	25,748	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	6.185696	7.377654	19.27%	19,786	2009
	10.912533	6.185696	-43.32%	22,489	2008
	9.885895	10.912533	10.38%	19,883	2007
	10.000000	9.885895	-1.14%	2,050	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	5.755196	8.073745	40.29%	7,322	2009
	11.017691	5.755196	-47.76%	6,661	2008
	10.088107	11.017691	9.21%	10,055	2007
	10.000000	10.088107	0.88%	4,760	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.674192	21.835756	23.55%	28,036	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.441522	9.292757	44.26%	707,502	2009
	11.707458	6.441522	-44.98%	796,163	2008
	8.673028	11.707458	34.99%	983,875	2007
	8.044709	8.673028	7.81%	1,363,013	2006
	7.233815	8.044709	11.21%	1,554,991	2005
	6.206483	7.233815	16.55%	1,816,328	2004
	5.224689	6.206483	18.79%	2,179,617	2003
	6.290120	5.224689	-16.94%	2,562,268	2002
	8.145127	6.290120	-22.77%	3,001,802	2001
	10.000000	8.145127	-18.55%	2,801,845	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	8.039786	12.478522	55.21%	15,765	2009
	14.504483	8.039786	-44.57%	19,572	2008
	12.058365	14.504483	20.29%	25,582	2007
	11.306670	12.058365	6.65%	27,522	2006
	10.279283	11.306670	9.99%	35,563	2005
	10.317923	10.279283	-0.37%	35,540	2004
	7.097740	10.317923	45.37%	62,167	2003
	10.000000	7.097740	-29.02%	26,783	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.643381	4.097605	55.01%	273,953	2009
	4.775364	2.643381	-44.65%	290,579	2008
	3.971844	4.775364	20.23%	399,755	2007
	3.728118	3.971844	6.54%	590,047	2006
	3.382577	3.728118	10.22%	675,449	2005
	3.404379	3.382577	-0.64%	846,091	2004
	2.352398	3.404379	44.72%	1,082,245	2003
	4.030994	2.352398	-41.64%	1,297,660	2002
	6.509446	4.030994	-38.07%	2,142,738	2001
	10.000000	6.509446	-34.91%	2,037,720	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.639607	24.131758	76.92%	126,069	2009
	28.888141	13.639607	-52.78%	157,279	2008
	22.831314	28.888141	26.53%	212,166	2007
	15.752110	22.831314	44.94%	256,414	2006
	12.076286	15.752110	30.44%	260,871	2005
	10.296399	12.076286	17.29%	188,451	2004
	7.745526	10.296399	32.93%	173,256	2003
	10.000000	7.745526	-22.54%	161,911	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.977040	14.113259	76.92%	401,666	2009
	16.901767	7.977040	-52.80%	464,848	2008
	13.363752	16.901767	26.47%	582,942	2007
	9.224320	13.363752	44.88%	809,501	2006
	7.075935	9.224320	30.36%	923,768	2005
	6.034263	7.075935	17.26%	1,116,043	2004
	4.539769	6.034263	32.92%	1,346,164	2003
	6.189198	4.539769	-26.65%	1,629,083	2002
	8.181886	6.189198	-24.35%	2,035,249	2001
	10.000000	8.181886	-18.18%	1,896,028	2000*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.479322	11.865912	25.18%	52,879	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	7.820481	9.461369	20.98%	91,259	2009
	11.769084	7.820481	-33.55%	81,498	2008
	11.072036	11.769084	6.30%	61,584	2007
	10.000000	11.072036	10.72%	36,299	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.113768	10.204416	11.97%	114,445	2009
	10.655363	9.113768	-14.47%	105,884	2008
	10.294293	10.655363	3.51%	204,210	2007
	9.998849	10.294293	2.95%	224,731	2006
	9.975981	9.998849	0.23%	228,703	2005
	10.019076	9.975981	-0.43%	142,630	2004
	10.000000	10.019076	0.19%	35,424	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	5.783597	7.014399	21.28%	4,022	2009
	9.671730	5.783597	-40.20%	1,999	2008
	9.739699	9.671730	-0.70%	992	2007
	10.000000	9.739699	-2.60%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.519760	11.062852	29.85%	11,213	2009
	14.240089	8.519760	-40.17%	17,781	2008
	13.394228	14.240089	6.32%	20,871	2007
	11.922729	13.394228	12.34%	23,836	2006
	11.292761	11.922729	5.58%	9,834	2005
	10.000000	11.292761	12.93%	3,286	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.327368	13.27%	3,902	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.463678	24.64%	95	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.619334	9.290525	21.93%	67,220	2009
	10.981885	7.619334	-30.62%	93,376	2008
	10.472825	10.981885	4.86%	175,074	2007
	10.000000	10.472825	4.73%	222,865	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.471637	10.494946	10.80%	88,258	2009
	10.636755	9.471637	-10.95%	120,512	2008
	10.454871	10.636755	1.74%	103,946	2007
	10.000000	10.454871	4.55%	67,394	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.367390	10.307303	39.90%	105,617	2009
	12.152287	7.367390	-39.37%	113,757	2008
	10.755666	12.152287	12.98%	104,588	2007
	10.000000	10.755666	7.56%	63,622	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.264678	8.589921	37.12%	152,342	2009
	11.366340	6.264678	-44.88%	162,538	2008
	10.281776	11.366340	10.55%	144,248	2007
	10.000000	10.281776	2.82%	124,053	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	6.004590	7.753245	29.12%	98,108	2009
	9.812784	6.004590	-38.81%	93,573	2008
	10.000000	9.812784	-1.87%	60,229	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.787009	15.559975	44.25%	56,104	2009
	15.161801	10.787009	-28.85%	69,319	2008
	14.880516	15.161801	1.89%	109,579	2007
	13.616913	14.880516	9.28%	162,591	2006
	13.461410	13.616913	1.16%	214,386	2005
	12.375393	13.461410	8.78%	297,880	2004
	10.244088	12.375393	20.81%	309,502	2003
	10.044539	10.244088	1.99%	271,035	2002
	9.755865	10.044539	2.96%	169,138	2001
	10.764664	9.755865	-9.37%	163,738	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.273481	11.940929	44.33%	54,939	2009
	11.646442	8.273481	-28.96%	37,504	2008
	11.426670	11.646442	1.92%	67,617	2007
	10.456788	11.426670	9.28%	67,241	2006
	10.000000	10.456788	4.57%	34,947	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.338511	10.687119	28.17%	979	2009
	15.645882	8.338511	-46.70%	2,301	2008
	12.455693	15.645882	25.61%	2,400	2007
	9.481057	12.455693	31.37%	2,457	2006
	7.369528	9.481057	28.65%	2,623	2005
	6.531881	7.369528	12.82%	3,172	2004
	4.874649	6.531881	34.00%	3,621	2003
	6.500996	4.874649	-25.02%	7,764	2002
	9.222891	6.500996	-29.51%	11,970	2001
	10.000000	9.222891	-7.77%	820	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.284846	17.019966	28.12%	68,003	2009
	24.919078	13.284846	-46.69%	69,890	2008
	19.837629	24.919078	25.62%	97,926	2007
	15.101683	19.837629	31.36%	103,117	2006
	11.741561	15.101683	28.62%	68,773	2005
	10.392529	11.741561	12.98%	18,535	2004
	7.772433	10.392529	33.71%	13,214	2003
	10.000000	7.772433	-22.28%	13,181	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.723883	13.244440	23.50%	29,255	2009
	19.501770	10.723883	-45.01%	32,107	2008
	16.463710	19.501770	18.45%	45,203	2007
	13.237138	16.463710	24.38%	59,595	2006
	11.226453	13.237138	17.91%	76,145	2005
	9.823812	11.226453	14.28%	83,138	2004
	7.307866	9.823812	34.43%	93,000	2003
	9.913802	7.307866	-26.29%	110,732	2002
	12.359900	9.913802	-19.79%	124,511	2001
	14.267173	12.359900	-13.37%	127,914	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.820780	18.303440	23.50%	7,085	2009
	26.944986	14.820780	-45.00%	6,291	2008
	22.739391	26.944986	18.49%	15,036	2007
	18.293047	22.739391	24.31%	7,190	2006
	15.514347	18.293047	17.91%	11,612	2005
	13.575979	15.514347	14.28%	4,385	2004
	10.000000	13.575979	35.76%	3,988	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.140642	7.768792	51.12%	438,921	2009
	10.000000	5.140642	-48.59%	2,526	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.128718	7.964638	29.96%	0	2009
	10.000000	6.128718	-38.71%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.126807	7.946160	29.69%	0	2009
	10.000000	6.126807	-38.73%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	6.361474	8.120150	27.65%	0	2009
	10.000000	6.361474	-36.39%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	7.924860	9.381701	18.38%	10,577	2009
	10.000000	7.924860	-20.75%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	7.202203	8.835230	22.67%	15,289	2009
	10.000000	7.202203	-27.98%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	9.075933	10.134560	11.66%	2,126	2009
	10.000000	9.075933	-9.24%	13,143	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	7.560267	9.108906	20.48%	306	2009
	10.000000	7.560267	-24.40%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	6.838895	8.552690	25.06%	41,657	2009
	10.000000	6.838895	-31.61%	8,951	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	8.305104	9.656186	16.27%	26,476	2009
	10.000000	8.305104	-16.95%	12,188	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.865476	10.603308	7.48%	14,863	2009
	10.000000	9.865476	-1.35%	3,081	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.843611	10.561020	7.29%	0	2009
	10.000000	9.843611	-1.56%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	14.104539	22.758326	61.35%	469	2009
	33.799667	14.104539	-58.27%	1,732	2008
	23.500696	33.799667	43.82%	1,798	2007
	17.397252	23.500696	35.08%	1,798	2006
	13.275190	17.397252	31.05%	1,798	2005
	11.128016	13.275190	19.30%	2,332	2004
	6.815122	11.128016	63.28%	4,608	2003
	8.137235	6.815122	-16.25%	5,198	2002
	8.686950	8.137235	-6.33%	8,068	2001
	10.000000	8.686950	-13.13%	1,652	2000*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.507825	25.048732	61.52%	99,790	2009
	37.222183	15.507825	-58.34%	92,876	2008
	25.885813	37.222183	43.79%	159,966	2007
	19.173227	25.885813	35.01%	159,025	2006
	14.628417	19.173227	31.07%	142,607	2005
	12.261030	14.628417	19.31%	115,140	2004
	7.511024	12.261030	63.24%	38,972	2003
	10.000000	7.511024	-24.89%	14,206	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.304243	15.527093	1.46%	601,876	2009
	14.380053	15.304243	6.43%	775,621	2008
	13.583305	14.380053	5.87%	977,193	2007
	13.303332	13.583305	2.10%	1,211,613	2006
	13.038934	13.303332	2.03%	1,411,611	2005
	12.780385	13.038934	2.02%	1,576,914	2004
	12.681945	12.780385	0.78%	1,938,662	2003
	11.565612	12.681945	9.65%	2,352,258	2002
	10.914977	11.565612	5.96%	1,454,681	2001
	9.816007	10.914977	11.20%	726,176	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Growth Fund: Class I - Q/NQ	5.126544	6.760382	31.87%	105,663	2009
	8.465669	5.126544	-39.44%	121,692	2008
	7.168076	8.465669	18.10%	155,405	2007
	6.833425	7.168076	4.90%	222,847	2006
	6.494037	6.833425	5.23%	285,475	2005
	6.077202	6.494037	6.86%	316,784	2004
	4.633836	6.077202	31.15%	415,903	2003
	6.580071	4.633836	-29.58%	471,904	2002
	9.268169	6.580071	-29.00%	545,874	2001
	12.767993	9.268169	-27.41%	615,832	2000

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.608175	8.396757	27.07%	12,404	2009
	11.752968	6.608175	-43.77%	14,406	2008
	10.875421	11.752968	8.07%	14,112	2007
	10.000000	10.875421	8.75%	1,159	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.725789	12.223295	25.68%	86,190	2009
	15.586769	9.725789	-37.60%	111,030	2008
	14.889933	15.586769	4.68%	131,376	2007
	12.895102	14.889933	15.47%	134,705	2006
	12.092189	12.895102	6.64%	132,253	2005
	10.733522	12.092189	12.66%	118,079	2004
	8.238400	10.733522	30.29%	115,070	2003
	10.000000	8.238400	-17.62%	71,260	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.546847	15.47%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.106579	21.07%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ					2009
	12.211001	11.337840	-7.15%	331,773	2008
	11.728967	12.211001	4.11%	351,472	2007
	11.181789	11.728967	4.89%	780,178	2006
	10.954966	11.181789	2.07%	692,555	2005
	10.595099	10.954966	3.40%	403,154	2004
	9.938018	10.595099	6.61%	466,014	2003
	10.000000	9.938018	-0.62%	280,885	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.523064	12.386263	17.71%	656,267	2009
	13.867663	10.523064	-24.12%	683,367	2008
	13.285144	13.867663	4.38%	896,178	2007
	12.075166	13.285144	10.02%	916,915	2006
	11.601416	12.075166	4.08%	1,021,060	2005
	10.720050	11.601416	8.22%	1,003,875	2004
	9.037949	10.720050	18.61%	802,953	2003
	10.000000	9.037949	-9.62%	476,570	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.131069	12.451067	22.90%	171,179	2009
	14.945964	10.131069	-32.22%	224,262	2008
	14.251945	14.945964	4.87%	358,193	2007
	12.593401	14.251945	13.17%	434,458	2006
	11.904051	12.593401	5.79%	449,756	2005
	10.748772	11.904051	10.75%	396,946	2004
	8.590418	10.748772	25.13%	253,401	2003
	10.000000	8.590418	-14.10%	102,280	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.008504	12.460165	13.19%	245,853	2009
	13.115336	11.008504	-16.06%	279,127	2008
	12.540694	13.115336	4.58%	266,197	2007
	11.706575	12.540694	7.13%	310,819	2006
	11.339678	11.706575	3.24%	363,716	2005
	10.710627	11.339678	5.87%	381,711	2004
	9.534557	10.710627	12.33%	327,655	2003
	10.000000	9.534557	-4.65%	183,916	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.596330	22.424067	35.11%	150,510	2009
	26.438587	16.596330	-37.23%	197,439	2008
	24.880577	26.438587	6.26%	278,980	2007
	22.915733	24.880577	8.57%	382,387	2006
	20.689986	22.915733	10.76%	456,911	2005
	18.094597	20.689986	14.34%	515,715	2004
	13.601153	18.094597	33.04%	446,765	2003
	16.253946	13.601153	-16.32%	451,039	2002
	16.670157	16.253946	-2.50%	282,466	2001
	14.644558	16.670157	13.83%	178,076	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.179942	12.038832	-1.16%	1,630,149	2009
	12.079795	12.179942	0.83%	2,124,963	2008
	11.668105	12.079795	3.53%	2,217,238	2007
	11.297619	11.668105	3.28%	1,862,285	2006
	11.137309	11.297619	1.44%	1,864,796	2005
	11.181852	11.137309	-0.40%	1,885,578	2004
	11.247296	11.181852	-0.58%	2,649,818	2003
	11.247642	11.247296	0.00%	3,603,141	2002
	10.989031	11.247642	2.35%	3,319,525	2001
	10.489614	10.989031	4.76%	2,526,306	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.319676	15.139348	22.89%	191,691	2009
	15.076201	12.319676	-18.28%	243,847	2008
	14.585737	15.076201	3.36%	320,691	2007
	14.081135	14.585737	3.58%	399,081	2006
	13.947624	14.081135	0.96%	485,333	2005
	13.251194	13.947624	5.26%	416,983	2004
	11.962673	13.251194	10.77%	454,110	2003
	11.293959	11.962673	5.92%	536,284	2002
	10.972282	11.293959	2.93%	290,144	2001
	10.510552	10.972282	4.39%	164,790	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.091001	8.212008	34.82%	444,830	2009
	10.000000	6.091001	-39.09%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.870601	15.227625	28.28%	53,895	2009
	22.388260	11.870601	-46.98%	75,955	2008
	22.016277	22.388260	1.69%	98,293	2007
	18.153613	22.016277	21.28%	136,010	2006
	16.397022	18.153613	10.71%	129,773	2005
	13.800078	16.397022	18.82%	133,586	2004
	10.000000	13.800078	38.00%	20,475	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.313352	8.094976	28.22%	13,635	2009
	10.000000	6.313352	-36.87%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.297572	7.927560	25.88%	7,311	2009
	10.000000	6.297572	-37.02%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.229179	7.823609	25.60%	821,748	2009
	10.000000	6.229179	-37.71%	1,156	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.703532	8.641112	28.90%	534,250	2009
	10.000000	6.703532	-32.96%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	9.087220	11.443667	25.93%	101,773	2009
	17.166371	9.087220	-47.06%	115,074	2008
	15.832320	17.166371	8.43%	140,659	2007
	15.526190	15.832320	1.97%	184,265	2006
	14.537994	15.526190	6.80%	220,357	2005
	12.973972	14.537994	12.06%	241,501	2004
	9.780139	12.973972	32.66%	264,793	2003
	14.838618	9.780139	-34.09%	261,220	2002
	16.846010	14.838618	-11.92%	242,911	2001
	20.338511	16.846010	17.17%	181,557	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.818097	25.960286	24.70%	185,940	2009
	31.056789	20.818097	-32.97%	215,834	2008
	33.763890	31.056789	-8.02%	278,738	2007
	29.134444	33.763890	15.89%	355,659	2006
	28.608182	29.134444	1.84%	440,712	2005
	24.685368	28.608182	15.89%	509,345	2004
	15.928613	24.685368	54.98%	508,152	2003
	22.134881	15.928613	-28.04%	530,805	2002
	17.466310	22.134881	26.73%	433,738	2001
	15.896867	17.466310	9.87%	164,209	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.176615	22.859607	33.09%	206,358	2009
	28.126986	17.176615	-38.93%	239,784	2008
	27.876127	28.126986	0.90%	297,116	2007
	25.182239	27.876127	10.70%	392,822	2006
	22.692159	25.182239	10.97%	501,601	2005
	19.296948	22.692159	17.59%	543,249	2004
	13.850506	19.296948	39.32%	548,766	2003
	16.957444	13.850506	-18.32%	551,748	2002
	18.398225	16.957444	-7.83%	420,417	2001
	17.099098	18.398225	7.60%	341,249	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.741250	10.890161	24.58%	230,193	2009
	15.138387	8.741250	-42.26%	271,968	2008
	14.164409	15.138387	6.88%	348,595	2007
	12.616582	14.164409	12.27%	432,680	2006
	11.884933	12.616582	6.16%	562,517	2005
	10.960481	11.884933	8.43%	674,188	2004
	8.699902	10.960481	25.98%	771,491	2003
	10.654646	8.699902	-18.35%	844,990	2002
	12.230458	10.654646	-12.88%	823,212	2001
	12.646339	12.230458	-3.29%	966,710	2000

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.601154	7.240299	29.26%	417,138	2009
	10.000000	5.601154	-43.99%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.863610	10.438093	5.82%	46,410	2009
	10.000000	9.863610	-1.36%	1,345	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.955200	29.55%	589	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.929827	29.30%	1,882	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.463794	10.749552	27.01%	210,909	2009
	13.596107	8.463794	-37.75%	259,195	2008
	14.074146	13.596107	-3.40%	330,907	2007
	12.289836	14.074146	14.52%	480,312	2006
	11.931935	12.289836	3.00%	603,264	2005
	10.278230	11.931935	16.09%	553,511	2004
	7.914998	10.278230	29.86%	427,420	2003
	10.702140	7.914998	-26.04%	281,970	2002
	12.331560	10.702140	-13.21%	224,578	2001
	13.963829	12.331560	-11.69%	187,275	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.090864	14.408162	42.78%	450,111	2009
	18.747026	10.090864	-46.17%	524,064	2008
	16.623801	18.747026	12.77%	696,859	2007
	15.586311	16.623801	6.66%	912,228	2006
	15.009784	15.586311	3.84%	1,168,120	2005
	14.206657	15.009784	5.65%	1,362,727	2004
	10.981083	14.206657	29.37%	1,456,927	2003
	15.196200	10.981083	-27.74%	1,522,830	2002
	17.594890	15.196200	-13.63%	1,450,232	2001
	17.848621	17.594890	-1.42%	1,053,477	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.672499	18.870882	38.02%	171,498	2009
	23.139603	13.672499	-40.91%	209,351	2008
	22.026248	23.139603	5.05%	239,753	2007
	18.942389	22.026248	16.28%	299,773	2006
	16.767687	18.942389	12.97%	357,137	2005
	14.238187	16.767687	17.77%	349,619	2004
	10.000000	14.238187	42.38%	143,315	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.632507	11.921033	38.09%	298,794	2009
	14.608429	8.632507	-40.91%	359,819	2008
	13.907967	14.608429	5.04%	424,060	2007
	11.960386	13.907967	16.28%	518,187	2006
	10.590024	11.960386	12.94%	588,116	2005
	8.994884	10.590024	17.73%	671,243	2004
	6.365520	8.994884	41.31%	752,007	2003
	8.274485	6.365520	-23.07%	956,122	2002
	9.521827	8.274485	-13.10%	604,206	2001
	10.000000	9.521827	-4.78%	175,518	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.998588	2.502869	25.23%	9,033	2009
	9.583349	1.998588	-79.15%	1,986	2008
	10.000000	9.583349	-4.17%	1,116	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.188435	2.709588	23.81%	432	2009
	10.385859	2.188435	-78.93%	432	2008
	10.523389	10.385859	-1.31%	432	2007
	10.000000	10.523389	5.23%	12,095	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.474608	12.008692	26.75%	487,724	2009
	15.585693	9.474608	-39.21%	597,849	2008
	15.107682	15.585693	3.16%	830,932	2007
	13.293323	15.107682	13.65%	1,078,556	2006
	12.695602	13.293323	4.71%	1,284,489	2005
	11.739303	12.695602	8.15%	1,419,909	2004
	9.376475	11.739303	25.20%	1,603,607	2003
	11.687410	9.376475	-19.77%	1,679,637	2002
	13.168121	11.687410	-11.24%	1,640,884	2001
	14.609212	13.168121	-9.86%	1,275,868	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	6.003438	8.137614	35.55%	17,221	2009
	9.773861	6.003438	-38.58%	18,380	2008
	10.014381	9.773861	-2.40%	30,057	2007
	10.000000	10.014381	0.14%	32,150	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.753721	11.468790	31.02%	197,934	2009
	17.395944	8.753721	-49.68%	258,079	2008
	16.559762	17.395944	5.05%	292,704	2007
	16.279198	16.559762	1.72%	417,888	2006
	14.668150	16.279198	10.98%	524,728	2005
	12.394931	14.668150	18.34%	594,200	2004
	9.989064	12.394931	24.09%	645,765	2003
	14.001802	9.989064	-28.66%	750,244	2002
	20.620784	14.001802	-32.10%	909,302	2001
	23.512658	20.620784	-12.30%	886,753	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.878232	8.78%	6,794	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.957755	9.58%	67,630	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.648071	9.313312	40.09%	19,781	2009
	11.733290	6.648071	-43.34%	23,135	2008
	10.557976	11.733290	11.13%	28,067	2007
	10.000000	10.557976	5.58%	7,048	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.053828	8.728985	23.75%	43,130	2009
	11.202172	7.053828	-37.03%	40,458	2008
	11.005533	11.202172	1.79%	38,353	2007
	10.000000	11.005533	10.06%	36,625	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.628030	10.429972	8.33%	25,614	2009
	10.852448	9.628030	-11.28%	21,069	2008
	10.416914	10.852448	4.18%	27,916	2007
	10.000000	10.416914	4.17%	25,015	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	27.761196	35.714045	28.65%	20,995	2009
	33.047924	27.761196	-16.00%	26,463	2008
	31.400371	33.047924	5.25%	30,547	2007
	28.681058	31.400371	9.48%	42,560	2006
	25.860301	28.681058	10.91%	50,760	2005
	23.781464	25.860301	8.74%	57,104	2004
	18.824701	23.781464	26.33%	88,558	2003
	17.444590	18.824701	7.91%	124,296	2002
	16.037786	17.444590	8.77%	51,166	2001
	14.572201	16.037786	10.06%	50,072	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.734599	22.632505	110.84%	68,281	2009
	30.824302	10.734599	-65.17%	32,908	2008
	22.680384	30.824302	35.91%	55,049	2007
	16.451145	22.680384	37.87%	70,774	2006
	12.626866	16.451145	30.29%	57,178	2005
	10.000000	12.626866	26.27%	15,293	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	20.624175	43.438941	110.62%	21,324	2009
	59.271173	20.624175	-65.20%	25,150	2008
	43.595964	59.271173	35.96%	29,643	2007
	31.631833	43.595964	37.82%	56,740	2006
	24.254218	31.631833	30.42%	74,687	2005
	19.499977	24.254218	24.38%	83,036	2004
	12.800242	19.499977	52.34%	93,751	2003
	13.343009	12.800242	-4.07%	97,789	2002
	13.755231	13.343009	-3.00%	109,182	2001
	23.947713	13.755231	-42.56%	124,085	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.594660	27.399871	55.73%	39,368	2009
	33.038793	17.594660	-46.75%	38,569	2008
	23.011470	33.038793	43.58%	60,923	2007
	18.701377	23.011470	23.05%	73,855	2006
	12.483933	18.701377	49.80%	105,943	2005
	10.000000	12.483933	24.84%	31,745	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	29.255507	45.534579	55.64%	15,055	2009
	54.963626	29.255507	-46.77%	15,972	2008
	38.274579	54.963626	43.60%	18,502	2007
	31.116907	38.274579	23.00%	20,826	2006
	20.764275	31.116907	49.86%	24,667	2005
	16.917457	20.764275	22.74%	34,101	2004
	11.826254	16.917457	43.05%	107,171	2003
	12.319065	11.826254	-4.00%	37,085	2002
	13.923943	12.319065	-11.53%	37,974	2001
	12.649846	13.923943	10.07%	29,361	2000

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	8.565231	10.752521	25.54%	81,912	2009
	13.952914	8.565231	-38.61%	94,360	2008
	12.844957	13.952914	8.63%	115,500	2007
	11.435987	12.844957	12.32%	162,886	2006
	10.643577	11.435987	7.44%	215,478	2005
	9.823331	10.643577	8.35%	252,733	2004
	7.366518	9.823331	33.35%	320,146	2003
	9.739393	7.366518	-24.36%	365,417	2002
	9.827143	9.739393	-0.89%	460,231	2001
	10.060160	9.827143	-2.32%	499,777	2000

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	7.851831	11.460816	45.96%	0	2009

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.495046	13.376095	40.87%	0	2009
	14.965038	9.495046	-36.55%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.308735	12.308103	8.84%	12,554	2009
	11.636753	11.308735	-2.82%	8,824	2008
	10.763004	11.636753	8.12%	12,276	2007
	10.728572	10.763004	0.32%	16,962	2006
	10.696844	10.728572	0.30%	14,463	2005
	10.237378	10.696844	4.49%	1,023	2004
	10.000000	10.237378	2.37%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.000143	11.662225	16.62%	46,863	2009
	15.481418	10.000143	-35.41%	55,784	2008
	15.689047	15.481418	-1.32%	65,411	2007
	13.568544	15.689047	15.63%	78,370	2006
	13.131678	13.568544	3.33%	95,728	2005
	11.768787	13.131678	11.58%	119,606	2004
	9.213262	11.768787	27.74%	144,452	2003
	11.571520	9.213262	-20.38%	143,470	2002
	12.787029	11.571520	-9.51%	173,893	2001
	14.485724	12.787029	-11.73%	186,250	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.971125	10.228588	28.32%	4,219	2009
	10.670055	7.971125	-25.29%	5,165	2008
	11.060864	10.670055	-3.53%	6,376	2007
	10.000000	11.060864	10.61%	5,108	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.941148	17.685118	18.37%	43,429	2009
	20.663458	14.941148	-27.69%	50,735	2008
	22.059989	20.663458	-6.33%	64,506	2007
	18.826617	22.059989	17.17%	80,701	2006
	18.150582	18.826617	3.72%	106,042	2005
	16.076066	18.150582	12.90%	123,255	2004
	12.623723	16.076066	27.35%	122,435	2003
	14.630021	12.623723	-13.71%	150,637	2002
	13.132406	14.630021	11.40%	154,831	2001
	11.255628	13.132406	16.67%	72,845	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.076097	20.76%	2,284	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.101906	1.02%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.979863	12.321501	23.46%	12,822	2009
	14.628661	9.979863	-31.78%	12,241	2008
	14.912520	14.628661	-1.90%	14,755	2007
	13.198697	14.912520	12.98%	11,123	2006
	12.463747	13.198697	5.90%	11,515	2005
	10.355238	12.463747	20.36%	9.435	2004
	7.610820	10.355238	36.06%	3,848	2003
	10.000000	7.610820	-23.89%	13,112	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.664898	10.124093	32.08%	15,384	2009
	11.836884	7.664898	-35.25%	15,901	2008
	11.121665	11.836884	6.43%	22,413	2007
	10.313177	11.121665	7.84%	26,259	2006
	10.078937	10.313177	2.32%	32,935	2005
	9.609681	10.078937	4.88%	38,053	2004
	7.722981	9.609681	24.43%	46,607	2003
	11.006915	7.722981	-29.84%	49,970	2002
	14.397461	11.006915	-23.55%	68,964	2001
	16.386683	14.397461	-12.41%	79,534	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.241214	11.528882	24.76%	126,538	2009
	14.888051	9.241214	-37.93%	131,322	2008
	14.324729	14.888051	3.93%	148,818	2007
	12.559128	14.324729	14.06%	150,898	2006
	12.147726	12.559128	3.39%	173,919	2005
	11.118412	12.147726	9.26%	207,634	2004
	8.771190	11.118412	26.76%	287,629	2003
	11.440825	8.771190	-23.33%	305,013	2002
	13.193664	11.440825	-13.29%	361,950	2001
	14.726559	13.193664	-10.41%	394,255	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.513296	12.723920	21.03%	22,448	2009
	15.112442	10.513296	-30.43%	28,676	2008
	14.285838	15.112442	5.79%	32,612	2007
	12.419725	14.285838	15.03%	40,512	2006
	12.049000	12.419725	3.08%	45,964	2005
	11.615394	12.049000	3.73%	56,341	2004
	9.707308	11.615394	19.66%	68,672	2003
	11.803122	9.707308	-17.76%	78,723	2002
	13.180436	11.803122	-10.45%	99,575	2001
	13.433832	13.180436	-1.89%	99,565	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.738951	15.150425	18.93%	19,440	2009
	13.914256	12.738951	-8.45%	21,911	2008
	13.371467	13.914256	4.06%	25,690	2007
	13.000205	13.371467	2.86%	37,855	2006
	12.995693	13.000205	0.03%	49,365	2005
	12.700446	12.995693	2.32%	62,060	2004
	12.290233	12.700446	3.34%	75,249	2003
	11.386105	12.290233	7.94%	109,250	2002
	10.675429	11.386105	6.66%	105,157	2001
	9.787093	10.675429	9.08%	50,314	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.346893	10.233376	22.60%	0	2009
	11.281660	8.346893	-26.01%	0	2008
	10.516049	11.281660	7.28%	0	2007
	10.000000	10.516049	5.16%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.615645	9.684552	27.17%	0	2009
	11.461372	7.615645	-33.55%	0	2008
	10.536046	11.461372	8.78%	0	2007
	10.000000	10.536046	5.36%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	7.088246	9.197845	29.76%	0	2009
	11.591849	7.088246	-38.85%	0	2008
	10.556199	11.591849	9.81%	0	2007
	10.000000	10.556199	5.56%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.295440	17.811784	33.97%	114,753	2009
	23.462203	13.295440	-43.33%	115,280	2008
	20.220546	23.462203	16.03%	142,827	2007
	18.349198	20.220546	10.20%	153,592	2006
	15.901687	18.349198	15.39%	192,055	2005
	13.961332	15.901687	13.90%	189,445	2004
	11.014882	13.961332	26.75%	207,483	2003
	12.315058	11.014882	-10.56%	213,161	2002
	14.231074	12.315058	-13.46%	277,474	2001
	15.447579	14.231074	-7.88%	274,120	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - NQ	6.073480	8.850802	45.73%	2,426	2009
	13.489422	6.073480	-54.98%	2,310	2008
	9.379869	13.489422	43.81%	4,632	2007
	10.000000	9.379869	-6.20%	1,418	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q	9.993789	14.563801	45.73%	1,836	2009
	22.196567	9.993789	-54.98%	1,804	2008
	15.434380	22.196567	43.81%	2,056	2007
	13.402323	15.434380	15.16%	1,804	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.137667	13.017361	28.41%	89,356	2009
	17.918117	10.137667	-43.42%	96,301	2008
	17.892525	17.918117	0.14%	125,947	2007
	15.088589	17.892525	18.58%	179,029	2006
	14.447194	15.088589	4.44%	230,925	2005
	13.134952	14.447194	9.99%	255,994	2004
	10.214304	13.134952	28.59%	249,543	2003
	12.462000	10.214304	-18.04%	288,108	2002
	13.297371	12.462000	-6.28%	299,344	2001
	12.432231	13.297371	6.96%	256,001	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.554807	7.993274	43.90%	17,051	2009
	12.517484	5.554807	-55.62%	17,245	2008
	10.302731	12.517484	21.50%	22,021	2007
	9.907573	10.302731	3.99%	28,846	2006
	9.215932	9.907573	7.50%	42,128	2005
	8.717183	9.215932	5.72%	75,456	2004
	6.808058	8.717183	28.04%	80,570	2003
	8.829438	6.808058	-22.89%	89,867	2002
	10.450878	8.829438	-15.51%	101,877	2001
	12.777351	10.450878	-18.21%	113,236	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.329103	10.540147	26.55%	74,490	2009
	15.985215	8.329103	-47.89%	87,412	2008
	12.759957	15.985215	25.28%	108,199	2007
	12.106070	12.759957	5.40%	126,557	2006
	11.600743	12.106070	4.36%	155,931	2005
	11.376316	11.600743	1.97%	193,519	2004
	8.676036	11.376316	31.12%	235,840	2003
	12.587267	8.676036	-31.07%	259,931	2002
	15.494279	12.587267	-18.76%	324,414	2001
	17.641868	15.494279	-12.17%	344,589	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.519187	12.095392	41.98%	32,303	2009
	11.512518	8.519187	-26.00%	36,146	2008
	11.357330	11.512518	1.37%	70,668	2007
	10.344409	11.357330	9.79%	87,354	2006
	10.217205	10.344409	1.24%	106,198	2005
	9.451656	10.217205	8.10%	112,159	2004
	7.538157	9.451656	25.38%	139,117	2003
	7.367024	7.538157	2.32%	134,447	2002
	8.468211	7.367024	-13.00%	163,190	2001
	11.080460	8.468211	-23.58%	95,145	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.262190	10.321979	42.13%	13,372	2009
	9.802731	7.262190	-25.92%	11,493	2008
	10.000000	9.802731	-1.97%	691	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.644234	12.158698	14.23%	10,058	2009
	11.152038	10.644234	-4.55%	3,017	2008
	10.837555	11.152038	2.90%	6,251	2007
	10.521925	10.837555	3.00%	11,048	2006
	10.437626	10.521925	0.81%	12,283	2005
	10.132142	10.437626	3.01%	15,739	2004
	10.000000	10.132142	1.32%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.716375	9.286425	38.27%	5,714	2009
	11.243766	6.716375	-40.27%	3,421	2008
	9.859873	11.243766	14.04%	5,250	2007
	10.000000	9.859873	-1.40%	6,495	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.794322	13.477523	24.86%	27,059	2009
	19.473097	10.794322	-44.57%	30,819	2008
	16.825747	19.473097	15.73%	34,079	2007
	14.445584	16.825747	16.48%	38,495	2006
	12.295261	14.445584	17.49%	53,169	2005
	10.971102	12.295261	12.07%	65,500	2004
	7.757996	10.971102	41.42%	67,015	2003
	9.862700	7.757996	-21.34%	72,708	2002
	12.687275	9.862700	-22.26%	82,396	2001
	15.890221	12.687275	-20.16%	80,303	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.757924	13.437646	24.91%	7,114	2009
	19.411921	10.757924	-44.58%	9,295	2008
	16.770243	19.411921	15.75%	10,859	2007
	14.397587	16.770243	16.48%	28,507	2006
	12.259263	14.397587	17.44%	29,255	2005
	10.938143	12.259263	12.08%	25,965	2004
	7.732121	10.938143	41.46%	24,670	2003
	10.000000	7.732121	-22.68%	5,410	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.630562	11.860125	55.43%	1,314	2009
	15.826899	7.630562	-51.79%	1,268	2008
	15.178387	15.826899	4.27%	6,585	2007
	13.227488	15.178387	14.75%	24,014	2006
	13.060805	13.227488	1.28%	17,005	2005
	11.603120	13.060805	12.56%	27,137	2004
	7.446470	11.603120	55.82%	19,241	2003
	10.000000	7.446470	-25.54%	263	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.916115	10.599753	33.90%	9,322	2009
	11.396036	7.916115	-30.54%	8,535	2008
	11.123200	11.396036	2.45%	14,594	2007
	10.000000	11.123200	11.23%	5,780	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.324935	13.168615	27.54%	7,334	2009
	15.609664	10.324935	-33.86%	6,321	2008
	16.193756	15.609664	-3.61%	7,409	2007
	14.017788	16.193756	15.52%	1,768	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.600419	8.489692	28.62%	1,354	2009
	10.000000	6.600419	-34.00%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - NQ	6.339102	10.806703	70.48%	619	2009
	13.563790	6.339102	-53.26%	204	2008
	10.673390	13.563790	27.08%	204	2007
	10.000000	10.673390	6.73%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q	9.545392	16.272686	70.48%	2,825	2009
	20.424312	9.545392	-53.26%	2,825	2008
	16.071961	20.424312	27.08%	2,825	2007
	12.698125	16.071961	26.57%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - NQ	7.288044	9.874029	35.48%	1,159	2009
	12.381680	7.288044	-41.14%	800	2008
	10.861562	12.381680	14.00%	0	2007
	10.000000	10.861562	8.62%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q	9.958058	13.491423	35.48%	0	2009
	16.917785	9.958058	-41.14%	0	2008
	14.840751	16.917785	14.00%	0	2007
	12.372710	14.840751	19.95%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - NQ	12.019967	14.087751	17.20%	3,640	2009
	11.460777	12.019967	4.88%	559	2008
	10.453347	11.460777	9.64%	0	2007
	10.000000	10.453347	4.53%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q	12.556261	14.716298	17.20%	2,389	2009
	11.972125	12.556261	4.88%	0	2008
	10.919750	11.972125	9.64%	381	2007
	9.799086	10.919750	11.44%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.589445	9.047315	19.21%	0	2009
	13.395769	7.589445	-43.34%	0	2008
	12.141679	13.395769	10.33%	0	2007
	11.592668	12.141679	4.74%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	8.337056	11.689827	40.22%	367	2009
	15.968485	8.337056	-47.79%	0	2008
	14.628656	15.968485	9.16%	541	2007
	12.741948	14.628656	14.81%	967	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.602129	21.735727	23.48%	8,288	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.412493	9.246199	44.19%	64,344	2009
	11.660629	6.412493	-45.01%	66,656	2008
	8.642729	11.660629	34.92%	88,088	2007
	8.020653	8.642729	7.76%	104,996	2006
	7.215824	8.020653	11.15%	134,482	2005
	6.194175	7.215824	16.49%	156,722	2004
	5.216955	6.194175	18.73%	173,114	2003
	6.283990	5.216955	-16.98%	226,362	2002
	8.141323	6.283990	-22.81%	251,378	2001
	10.000000	8.141323	-18.59%	239,499	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	8.012683	12.430163	55.13%	4,281	2009
	14.462923	8.012683	-44.60%	4,353	2008
	12.029938	14.462923	20.22%	4,770	2007
	11.285722	12.029938	6.59%	5,336	2006
	10.265417	11.285722	9.94%	6,508	2005
	10.309227	10.265417	-0.42%	7,635	2004
	7.095326	10.309227	45.30%	6,618	2003
	10.000000	7.095326	-29.05%	5,264	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.631430	4.077032	54.94%	23,582	2009
	4.756180	2.631430	-44.67%	24,916	2008
	3.957908	4.756180	20.17%	48,252	2007
	3.716911	3.957908	6.48%	51,275	2006
	3.374104	3.716911	10.16%	60,737	2005
	3.397584	3.374104	-0.69%	64,385	2004
	2.348897	3.397584	44.65%	133,068	2003
	4.027049	2.348897	-41.67%	176,205	2002
	6.506406	4.027049	-38.11%	218,784	2001
	10.000000	6.506406	-34.94%	278,177	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.593655	24.038282	76.83%	13,738	2009
	28.805444	13.593655	-52.81%	20,428	2008
	22.777550	28.805444	26.46%	15,592	2007
	15.722944	22.777550	44.87%	24,190	2006
	12.060003	15.722944	30.37%	16,980	2005
	10.287726	12.060003	17.23%	21,119	2004
	7.742909	10.287726	32.87%	15,635	2003
	10.000000	7.742909	-22.57%	14,208	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.941109	14.042580	76.83%	23,871	2009
	16.834173	7.941109	-52.83%	30,218	2008
	13.317081	16.834173	26.41%	49,541	2007
	9.196737	13.317081	44.80%	63,454	2006
	7.058336	9.196737	30.30%	72,048	2005
	6.022291	7.058336	17.20%	86,416	2004
	4.533041	6.022291	32.85%	100,012	2003
	6.183160	4.533041	-26.69%	113,532	2002
	8.178071	6.183160	-24.39%	182,014	2001
	10.000000	8.178071	-18.22%	143,228	2000*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.456972	11.831936	25.11%	8,874	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.763214	13.014934	20.92%	19,264	2009
	16.205840	10.763214	-33.58%	13,380	2008
	15.253770	16.205840	6.24%	17,462	2007
	12.817901	15.253770	19.00%	1,230	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.087672	10.170049	11.91%	14,924	2009
	10.630241	9.087672	-14.51%	16,792	2008
	10.275244	10.630241	3.45%	29,596	2007
	9.985363	10.275244	2.90%	29,231	2006
	9.967544	9.985363	0.18%	15,093	2005
	10.015684	9.967544	-0.48%	13,297	2004
	10.000000	10.015684	0.16%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.259416	8.799827	21.22%	0	2009
	12.145853	7.259416	-40.23%	0	2008
	12.237442	12.145853	-0.75%	0	2007
	11.773573	12.237442	3.94%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.887810	11.534933	29.78%	2,549	2009
	14.862813	8.887810	-40.20%	2,609	2008
	13.987076	14.862813	6.26%	2,651	2007
	12.456727	13.987076	12.29%	864	2006
	11.804504	12.456727	5.53%	864	2005
	10.552559	11.804504	11.86%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.323537	13.24%	893	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.459482	24.59%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.609027	9.273251	21.87%	570	2009
	10.972607	7.609027	-30.65%	0	2008
	10.469308	10.972607	4.81%	4,416	2007
	10.000000	10.469308	4.69%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.458857	10.475482	10.75%	1,394	2009
	10.627782	9.458857	-11.00%	853	2008
	10.451366	10.627782	1.69%	4,601	2007
	10.000000	10.451366	4.51%	2,908	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.357433	10.288170	39.83%	5,118	2009
	12.142021	7.357433	-39.41%	1,145	2008
	10.752059	12.142021	12.93%	2,135	2007
	10.000000	10.752059	7.52%	1,664	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.256195	8.573945	37.05%	8,971	2009
	11.356722	6.256195	-44.91%	5,059	2008
	10.278312	11.356722	10.49%	3,272	2007
	10.000000	10.278312	2.78%	1,907	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.999507	7.742763	29.06%	2,681	2009
	9.809470	5.999507	-38.84%	0	2008
	10.000000	9.809470	-1.91%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.730712	15.470945	44.17%	4,620	2009
	15.090339	10.730712	-28.89%	6,972	2008
	14.817911	15.090339	1.84%	9,440	2007
	13.566462	14.817911	9.22%	12,051	2006
	13.418308	13.566462	1.10%	14,577	2005
	12.342012	13.418308	8.72%	18,068	2004
	10.221629	12.342012	20.74%	27,029	2003
	10.027593	10.221629	1.94%	32,776	2002
	9.744373	10.027593	2.91%	34,286	2001
	10.757403	9.744373	-9.42%	16,819	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.258152	11.912792	44.25%	10,049	2009
	11.630759	8.258152	-29.00%	4,204	2008
	11.417078	11.630759	1.87%	4,468	2007
	10.453271	11.417078	9.22%	7,355	2006
	10.000000	10.453271	4.53%	4,560	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.303713	10.637128	28.10%	0	2009
	15.588521	8.303713	-46.73%	0	2008
	12.416347	15.588521	25.55%	0	2007
	9.455883	12.416347	31.31%	0	2006
	7.353676	9.455883	28.59%	0	2005
	6.521138	7.353676	12.77%	0	2004
	4.869101	6.521138	33.93%	0	2003
	6.496891	4.869101	-25.05%	1,928	2002
	9.221767	6.496891	-29.55%	1,515	2001
	10.000000	9.221767	-7.78%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.240088	16.954039	28.05%	8,335	2009
	24.847742	13.240088	-46.72%	8,263	2008
	19.790909	24.847742	25.55%	6,447	2007
	15.073720	19.790909	31.29%	7,880	2006
	11.725727	15.073720	28.55%	3,393	2005
	10.383768	11.725727	12.92%	1,644	2004
	7.769802	10.383768	33.64%	1,425	2003
	10.000000	7.769802	-22.30%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.667936	13.168676	23.44%	13,372	2009
	19.409873	10.667936	-45.04%	13,753	2008
	16.394468	19.409873	18.39%	14,573	2007
	13.188122	16.394468	24.31%	18,522	2006
	11.190533	13.188122	17.85%	19,611	2005
	9.797330	11.190533	14.22%	20,343	2004
	7.291847	9.797330	34.36%	21,465	2003
	9.897097	7.291847	-26.32%	23,024	2002
	12.345376	9.897097	-19.83%	26,080	2001
	14.257588	12.345376	-13.41%	37,859	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.778347	18.241791	23.44%	1,639	2009
	26.881481	14.778347	-45.02%	1,639	2008
	22.697336	26.881481	18.43%	1,901	2007
	18.268429	22.697336	24.24%	2,683	2006
	15.501292	18.268429	17.85%	2,756	2005
	13.571411	15.501292	14.22%	767	2004
	10.000000	13.571411	35.71%	755	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.138900	7.762224	51.05%	50,261	2009
	10.000000	5.138900	-48.61%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.126637	7.957915	29.89%	0	2009
	10.000000	6.126637	-38.73%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.124732	7.939453	29.63%	0	2009
	10.000000	6.124732	-38.75%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	6.359322	8.113295	27.58%	0	2009
	10.000000	6.359322	-36.41%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	7.922177	9.373787	18.32%	288	2009
	10.000000	7.922177	-20.78%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	7.199765	8.827775	22.61%	0	2009
	10.000000	7.199765	-28.00%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	9.072864	10.126015	11.61%	0	2009
	10.000000	9.072864	-9.27%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	7.557700	9.101202	20.42%	0	2009
	10.000000	7.557700	-24.42%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	6.836576	8.545465	25.00%	0	2009
	10.000000	6.836576	-31.63%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	8.302301	9.648048	16.21%	0	2009
	10.000000	8.302301	-16.98%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.862143	10.594362	7.42%	0	2009
	10.000000	9.862143	-1.38%	230	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.840292	10.552114	7.23%	0	2009
	10.000000	9.840292	-1.60%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	14.045719	22.651951	61.27%	0	2009
	33.675844	14.045719	-58.29%	0	2008
	23.426504	33.675844	43.75%	0	2007
	17.351085	23.426504	35.01%	0	2006
	13.246644	17.351085	30.98%	0	2005
	11.109704	13.246644	19.23%	0	2004
	6.807349	11.109704	63.20%	0	2003
	8.132085	6.807349	-16.29%	0	2002
	8.685889	8.132085	-6.38%	0	2001
	10.000000	8.685889	-13.14%	0	2000*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.455536	24.951644	61.44%	10,509	2009
	37.115561	15.455536	-58.36%	11,466	2008
	25.824796	37.115561	43.72%	12,590	2007
	19.137690	25.824796	34.94%	31,696	2006
	14.608663	19.137690	31.00%	31,375	2005
	12.250675	14.608663	19.25%	31,019	2004
	7.508471	12.250675	63.16%	15,502	2003
	10.000000	7.508471	-24.92%	2,384	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.224418	15.438298	1.40%	71,634	2009
	14.312279	15.224418	6.37%	78,773	2008
	13.526164	14.312279	5.81%	83,500	2007
	13.254058	13.526164	2.05%	65,476	2006
	12.997203	13.254058	1.98%	93,582	2005
	12.745923	12.997203	1.97%	115,079	2004
	12.654152	12.745923	0.73%	143,616	2003
	11.546116	12.654152	9.60%	219,949	2002
	10.902126	11.546116	5.91%	194,718	2001
	9.809384	10.902126	11.41%	107,028	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Growth Fund: Class I - Q/NQ	5.099795	6.721715	31.80%	18,726	2009
	8.425771	5.099795	-39.47%	19,795	2008
	7.137919	8.425771	18.04%	22,930	2007
	6.808112	7.137919	4.84%	25,147	2006
	6.473239	6.808112	5.17%	30,168	2005
	6.060807	6.473239	6.80%	35,205	2004
	4.623680	6.060807	31.08%	39,324	2003
	6.568981	4.623680	-29.61%	46,848	2002
	9.257262	6.568981	-29.04%	79,234	2001
	12.759401	9.257262	-27.45%	93,667	2000

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.599237	8.381156	27.00%	0	2009
	11.743033	6.599237	-43.80%	0	2008
	10.871766	11.743033	8.01%	0	2007
	10.000000	10.871766	8.72%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.691703	12.174286	25.62%	14,284	2009
	15.540025	9.691703	-37.63%	14,284	2008
	14.852830	15.540025	4.63%	14,980	2007
	12.869465	14.852830	15.41%	30,424	2006
	12.074239	12.869465	6.59%	22,312	2005
	10.723013	12.074239	12.60%	29,614	2004
	8.234496	10.723013	30.22%	29,882	2003
	10.000000	8.234496	-17.66%	14,284	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.542944	15.43%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.102502	21.03%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.298120	12.170443	7.72%	26,111	2009
	12.174397	11.298120	-7.20%	18,218	2008
	11.699753	12.174397	4.06%	20,342	2007
	11.159571	11.699753	4.84%	34,246	2006
	10.938716	11.159571	2.02%	35,428	2005
	10.584735	10.938716	3.34%	34,023	2004
	9.933326	10.584735	6.56%	17,842	2003
	10.000000	9.933326	-0.67%	21,070	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.486186	12.336608	17.65%	50,738	2009
	13.826087	10.486186	-24.16%	35,545	2008
	13.252053	13.826087	4.33%	45,721	2007
	12.051166	13.252053	9.96%	37,444	2006
	11.584213	12.051166	4.03%	53,388	2005
	10.709575	11.584213	8.17%	43,796	2004
	9.033690	10.709575	18.55%	12,901	2003
	10.000000	9.033690	-9.66%	3,599	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.095565	12.401149	22.84%	32,023	2009
	14.901132	10.095565	-32.25%	34,718	2008
	14.216422	14.901132	4.82%	43,622	2007
	12.568358	14.216422	13.11%	41,405	2006
	11.886380	12.568358	5.74%	28,528	2005
	10.738253	11.886380	10.69%	13,381	2004
	8.586354	10.738253	25.06%	4,166	2003
	10.000000	8.586354	-14.14%	3,493	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.969951	12.410250	13.13%	18,984	2009
	13.076032	10.969951	-16.11%	27,919	2008
	12.509474	13.076032	4.53%	55,302	2007
	11.683322	12.509474	7.07%	48,039	2006
	11.322864	11.683322	3.18%	93,225	2005
	10.700165	11.322864	5.82%	85,230	2004
	9.530058	10.700165	12.28%	19,300	2003
	10.000000	9.530058	-4.70%	9,949	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.509748	22.295780	35.05%	14,829	2009
	26.314008	16.509748	-37.26%	15,886	2008
	24.775941	26.314008	6.21%	20,852	2007
	22.830881	24.775941	8.52%	28,121	2006
	20.623786	22.830881	10.70%	37,373	2005
	18.045837	20.623786	14.29%	44,611	2004
	13.571367	18.045837	32.97%	44,802	2003
	16.226571	13.571367	-16.36%	54,030	2002
	16.650563	16.226571	-2.55%	55,825	2001
	14.634711	16.650563	13.77%	21,219	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.116391	11.969960	-1.21%	177,744	2009
	12.022852	12.116391	0.78%	223,324	2008
	11.619013	12.022852	3.48%	146,861	2007
	11.255765	11.619013	3.23%	224,993	2006
	11.101653	11.255765	1.39%	155,445	2005
	11.151696	11.101653	-0.45%	189,115	2004
	11.222643	11.151696	-0.63%	260,219	2003
	11.228670	11.222643	-0.05%	509,690	2002
	10.976083	11.228670	2.30%	604,443	2001
	10.482530	10.976083	4.71%	399,735	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.255431	15.052787	22.83%	10,384	2009
	15.005176	12.255431	-18.33%	10,674	2008
	14.524404	15.005176	3.31%	14,620	2007
	14.029010	14.524404	3.53%	20,775	2006
	13.903003	14.029010	0.91%	21,440	2005
	13.215501	13.903003	5.20%	24,527	2004
	11.936481	13.215501	10.72%	33,896	2003
	11.274938	11.936481	5.87%	52,740	2002
	10.959378	11.274938	2.88%	51,793	2001
	10.503468	10.959378	4.34%	26,619	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.088932	8.205050	34.75%	63,272	2009
	10.000000	6.088932	-39.11%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.836579	15.176301	28.22%	23,323	2009
	22.335425	11.836579	-47.01%	18,079	2008
	21.975505	22.335425	1.64%	20,199	2007
	18.129148	21.975505	21.22%	10,117	2006
	16.383193	18.129148	10.66%	10,830	2005
	13.795416	16.383193	18.76%	6,150	2004
	10.000000	13.795416	37.95%	2,652	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.311220	8.088157	28.16%	4,204	2009
	10.000000	6.311220	-36.89%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.295437	7.920878	25.82%	0	2009
	10.000000	6.295437	-37.05%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.227072	7.816992	25.53%	93,359	2009
	10.000000	6.227072	-37.73%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.701262	8.633805	28.84%	33,866	2009
	10.000000	6.701262	-32.99%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	9.042865	11.382047	25.87%	4,638	2009
	17.091260	9.042865	-47.09%	7,823	2008
	15.771065	17.091260	8.37%	10,691	2007
	15.473935	15.771065	1.92%	11,955	2006
	14.496373	15.473935	6.74%	14,072	2005
	12.943374	14.496373	12.00%	22,273	2004
	9.762003	12.943374	32.59%	20,713	2003
	14.818626	9.762003	-34.12%	21,119	2002
	16.831886	14.818626	-11.96%	25,869	2001
	20.331712	16.831886	-17.21%	21,777	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.709509	25.811790	24.64%	14,054	2009
	30.910484	20.709509	-33.00%	14,502	2008
	33.621951	30.910484	-8.06%	19,703	2007
	29.026603	33.621951	15.83%	29,217	2006
	28.516666	29.026603	1.79%	35,982	2005
	24.618843	28.516666	15.83%	43,723	2004
	15.893715	24.618843	54.90%	36,779	2003
	22.097595	15.893715	-28.07%	38,662	2002
	17.445777	22.097595	26.66%	44,193	2001
	15.886176	17.445777	9.82%	20,818	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.086989	22.728813	33.02%	12,293	2009
	27.994447	17.086989	-38.96%	14,900	2008
	27.758912	27.994447	0.85%	18,522	2007
	25.089017	27.758912	10.64%	33,390	2006
	22.619557	25.089017	10.92%	38,056	2005
	19.244942	22.619557	17.54%	41,966	2004
	13.820149	19.244942	39.25%	34,651	2003
	16.928867	13.820149	-18.36%	40,372	2002
	18.376589	16.928867	-7.88%	38,258	2001
	17.087592	18.376589	7.54%	39,787	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.695593	10.827787	24.52%	24,513	2009
	15.066968	8.695593	-42.29%	23,942	2008
	14.104765	15.066968	6.82%	34,632	2007
	12.569807	14.104765	12.21%	51,675	2006
	11.846853	12.569807	6.10%	64,618	2005
	10.930890	11.846853	8.38%	71,777	2004
	8.680809	10.930890	25.92%	80,362	2003
	10.636664	8.680809	-18.39%	104,372	2002
	12.216049	10.636664	-12.93%	130,300	2001
	12.637807	12.216049	-3.34%	122,724	2000

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.599255	7.234189	29.20%	31,776	2009
	10.000000	5.599255	-44.01%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.860285	10.429293	5.77%	29,096	2009
	10.000000	9.860285	-1.40%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.950830	29.51%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.925473	29.25%	843	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.419634	10.688060	26.94%	13,626	2009
	13.532052	8.419634	-37.78%	17,742	2008
	14.014970	13.532052	-3.45%	21,746	2007
	12.244340	14.014970	14.46%	45,716	2006
	11.893755	12.244340	2.95%	52,903	2005
	10.250526	11.893755	16.03%	52,291	2004
	7.897653	10.250526	29.79%	38,342	2003
	10.684106	7.897653	-26.08%	20,652	2002
	12.317063	10.684106	-13.26%	14,840	2001
	13.954430	12.317063	-11.73%	10,623	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.038225	14.325754	42.71%	34,279	2009
	18.658710	10.038225	-46.20%	37,889	2008
	16.553915	18.658710	12.71%	50,644	2007
	15.528631	16.553915	6.60%	69,516	2006
	14.961776	15.528631	3.79%	83,184	2005
	14.168379	14.961776	5.60%	91,987	2004
	10.957031	14.168379	29.31%	119,030	2003
	15.170607	10.957031	-27.77%	122,041	2002
	17.574219	15.170607	-13.68%	137,694	2001
	17.836627	17.574219	-1.47%	111,545	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.633328	18.807297	37.95%	4,176	2009
	23.085020	13.633328	-40.94%	8,374	2008
	21.985482	23.085020	5.00%	17,091	2007
	18.916877	21.985482	16.22%	34,540	2006
	16.753552	18.916877	12.91%	29,942	2005
	14.233382	16.753552	17.71%	22,015	2004
	10.000000	14.233382	42.33%	13,610	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.594707	11.862818	38.02%	7,694	2009
	14.551844	8.594707	-40.94%	10,318	2008
	13.861145	14.551844	4.98%	18,806	2007
	11.926147	13.861145	16.22%	21,606	2006
	10.565033	11.926147	12.88%	28,035	2005
	8.978200	10.565033	17.67%	36,501	2004
	6.356923	8.978200	41.23%	39,672	2003
	8.267491	6.356923	-23.11%	50,944	2002
	9.518646	8.267491	-13.14%	48,506	2001
	10.000000	9.518646	-4.81%	14,817	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.996897	2.499491	25.17%	0	2009
	9.580103	1.996897	-79.16%	0	2008
	10.000000	9.580103	-4.20%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.185467	2.704523	23.75%	0	2009
	10.377086	2.185467	-78.94%	0	2008
	10.519855	10.377086	-1.36%	0	2007
	10.000000	10.519855	5.20%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.425201	11.940024	26.68%	68,198	2009
	15.512276	9.425201	-39.24%	77,653	2008
	15.044165	15.512276	3.11%	108,316	2007
	13.244102	15.044165	13.59%	131,088	2006
	12.654982	13.244102	4.66%	147,560	2005
	11.707682	12.654982	8.09%	169,402	2004
	9.355937	11.707682	25.14%	193,144	2003
	11.667724	9.355937	-19.81%	202,171	2002
	13.152642	11.667724	-11.29%	274,578	2001
	14.599387	13.152642	-9.91%	230,236	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.995323	8.122488	35.48%	100	2009
	9.765612	5.995323	-38.61%	1,641	2008
	10.011018	9.765612	-2.45%	2,715	2007
	10.000000	10.011018	0.11%	2,677	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.708048	11.403177	30.95%	31,406	2009
	17.313969	8.708048	-49.71%	32,835	2008
	16.490117	17.313969	5.00%	41,929	2007
	16.218926	16.490117	1.67%	51,840	2006
	14.621223	16.218926	10.93%	72,174	2005
	12.361526	14.621223	18.28%	78,755	2004
	9.967175	12.361526	24.02%	85,593	2003
	13.978216	9.967175	-28.69%	92,734	2002
	20.596567	13.978216	-32.13%	115,916	2001
	23.496887	20.596567	-12.34%	117,098	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.874552	8.75%	2,096	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.954048	9.54%	2,164	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - NQ	6.639088	9.296018	40.02%	5,022	2009
	11.723392	6.639088	-43.37%	4,357	2008
	10.554438	11.723392	11.08%	0	2007
	10.000000	10.554438	5.54%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q	7.620685	10.670445	40.02%	0	2009
	13.456691	7.620685	-43.37%	0	2008
	12.114909	13.456691	11.08%	519	2007
	11.221044	12.114909	7.97%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - NQ					2009
	11.192717	7.044306	-37.06%	539	2008
	11.001840	11.192717	1.73%	441	2007
	10.000000	11.001840	10.02%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q	7.044306	8.712776	23.69%	504	2009
	12.574077	7.913686	-37.06%	0	2008
	12.359645	12.574077	1.73%	0	2007
	10.548574	12.359645	17.17%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.615032	10.410626	8.27%	11,586	2009
	10.843289	9.615032	-11.33%	7,262	2008
	10.413414	10.843289	4.13%	3,625	2007
	10.000000	10.413414	4.13%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	27.616445	35.509855	28.58%	1,463	2009
	32.892265	27.616445	-16.04%	1,852	2008
	31.268369	32.892265	5.19%	2,040	2007
	28.574908	31.268369	9.43%	2,864	2006
	25.777598	28.574908	10.85%	4,171	2005
	23.717411	25.777598	8.69%	5,453	2004
	18.783491	23.717411	26.27%	6,874	2003
	17.415214	18.783491	7.86%	6,221	2002
	16.018934	17.415214	8.72%	3,302	2001
	14.562396	16.018934	10.00%	1,959	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.709286	22.567734	110.73%	1,202	2009
	30.767280	10.709286	-65.19%	526	2008
	22.649945	30.767280	35.84%	1,000	2007
	16.437358	22.649945	37.80%	3,690	2006
	12.622652	16.437358	30.22%	1,069	2005
	10.000000	12.622652	26.23%	284	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	20.516561	43.190476	110.52%	2,993	2009
	58.991911	20.516561	-65.22%	4,329	2008
	43.412632	58.991911	35.89%	4,812	2007
	31.514704	43.412632	37.75%	5,312	2006
	24.176597	31.514704	30.35%	8,498	2005
	19.447415	24.176597	24.32%	10,434	2004
	12.772187	19.447415	52.26%	11,127	2003
	13.320519	12.772187	-4.12%	10,474	2002
	13.739047	13.320519	-3.05%	11,914	2001
	23.931619	13.739047	-42.59%	13,822	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.553176	27.321439	55.65%	9,132	2009
	32.977627	17.553176	-46.77%	6,411	2008
	22.980567	32.977627	43.50%	10,029	2007
	18.685701	22.980567	22.98%	1,418	2006
	12.479763	18.685701	49.73%	1,514	2005
	10.000000	12.479763	24.80%	915	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	29.102885	45.274087	55.57%	1,135	2009
	54.704654	29.102885	-46.80%	1,135	2008
	38.113622	54.704654	43.53%	1,135	2007
	31.001698	38.113622	22.94%	10,474	2006
	20.697822	31.001698	49.78%	11,022	2005
	16.871845	20.697822	22.68%	11,022	2004
	11.800336	16.871845	42.98%	11,079	2003
	12.298301	11.800336	-4.05%	3,052	2002
	13.907561	12.298301	-11.57%	2,353	2001
	12.641312	13.907561	10.02%	3,614	2000

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	8.524185	10.695577	25.47%	1,048	2009
	13.893106	8.524185	-38.64%	1,048	2008
	12.796409	13.893106	8.57%	3,156	2007
	11.398511	12.796409	12.26%	3,272	2006
	10.614044	11.398511	7.39%	3,272	2005
	9.801030	10.614044	8.30%	3,272	2004
	7.353509	9.801030	33.28%	2,105	2003
	9.727116	7.353509	-24.40%	2,105	2002
	9.819759	9.727116	-0.94%	9,091	2001
	10.057633	9.819759	-2.37%	20,973	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	7.817457	11.404887	45.89%	0	2009

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	6.198064	8.722650	40.73%	555	2009
	10.000000	6.198064	-38.02%	613	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.243940	12.225190	8.73%	89,674	2009
	11.581808	11.243940	-2.92%	99,878	2008
	10.723102	11.581808	8.01%	23,006	2007
	10.699603	10.723102	0.22%	22,365	2006
	10.678747	10.699603	0.20%	16,742	2005
	10.230418	10.678747	4.38%	6,236	2004
	10.000000	10.230418	2.30%	2,330	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.961739	11.605666	16.50%	88,208	2009
	15.437641	9.961739	-35.47%	101,450	2008
	15.660629	15.437641	-1.42%	118,132	2007
	13.557656	15.660629	15.51%	124,280	2006
	13.134404	13.557656	3.22%	140,332	2005
	11.783152	13.134404	11.47%	160,271	2004
	9.233843	11.783152	27.61%	182,671	2003
	11.609139	9.233843	-20.46%	176,851	2002
	12.841696	11.609139	-9.60%	86,367	2001*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.949586	10.190630	28.19%	8,638	2009
	10.652040	7.949586	-25.37%	9,714	2008
	11.053441	10.652040	-3.63%	13,160	2007
	10.000000	11.053441	10.53%	9,198	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.503440	17.149628	18.25%	102,422	2009
	20.078494	14.503440	-27.77%	119,886	2008
	21.457342	20.078494	-6.43%	172,768	2007
	18.330797	21.457342	17.06%	207,198	2006
	17.690426	18.330797	3.62%	224,485	2005
	15.684387	17.690426	12.79%	241,234	2004
	12.328634	15.684387	27.22%	271,133	2003
	14.302552	12.328634	-13.80%	270,045	2002
	12.851555	14.302552	11.29%	123,533	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.067934	20.68%	1,110	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.101345	1.01%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.912640	12.226094	23.34%	7,355	2009
	14.544896	9.912640	-31.85%	9,979	2008
	14.842255	14.544896	-2.00%	13,062	2007
	13.149784	14.842255	12.87%	19,065	2006
	12.430106	13.149784	5.79%	20,247	2005
	10.337754	12.430106	20.24%	17,891	2004
	7.605654	10.337754	35.92%	18,315	2003
	10.000000	7.605654	-23.94%	2,950	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.599551	10.027613	31.95%	18,066	2009
	11.747891	7.599551	-35.31%	18,823	2008
	11.049299	11.747891	6.32%	21,416	2007
	10.256425	11.049299	7.73%	22,095	2006
	10.033608	10.256425	2.22%	23,817	2005
	9.576172	10.033608	4.78%	26,713	2004
	7.703845	9.576172	24.30%	28,812	2003
	10.990787	7.703845	-29.91%	30,364	2002
	14.391057	10.990787	-23.63%	28,098	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.215577	11.485265	24.63%	117,212	2009
	14.861839	9.215577	-37.99%	162,169	2008
	14.314078	14.861839	3.83%	241,132	2007
	12.562472	14.314078	13.94%	293,356	2006
	12.163248	12.562472	3.28%	343,982	2005
	11.143887	12.163248	9.15%	394,584	2004
	8.800186	11.143887	26.63%	460,726	2003
	11.490304	8.800186	-23.41%	429,934	2002
	13.264252	11.490304	-13.37%	215,596	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.557930	12.765013	20.90%	58,956	2009
	15.192008	10.557930	-30.50%	65,766	2008
	14.375687	15.192008	5.68%	74,722	2007
	12.510464	14.375687	14.91%	84,868	2006
	12.149293	12.510464	2.97%	85,207	2005
	11.723937	12.149293	3.63%	101,238	2004
	9.807948	11.723937	19.54%	111,376	2003
	11.937596	9.807948	-17.84%	119,606	2002
	13.344202	11.937596	-10.54%	29,394	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.614835	14.987624	18.81%	102,833	2009
	13.792665	12.614835	-8.54%	117,218	2008
	13.268123	13.792665	3.95%	168,592	2007
	12.912779	13.268123	2.75%	199,378	2006
	12.921360	12.912779	-0.07%	229,053	2005
	12.640599	12.921360	2.22%	256,336	2004
	12.244728	12.640599	3.23%	269,101	2003
	11.355438	12.244728	7.83%	304,300	2002
	10.657518	11.355438	6.55%	115,972	2001*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.324343	10.195394	22.48%	0	2009
	11.262606	8.324343	-26.09%	0	2008
	10.508981	11.262606	7.17%	3,047	2007
	10.000000	10.508981	5.09%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.595069	9.648611	27.04%	0	2009
	11.442011	7.595069	-33.62%	0	2008
	10.528964	11.442011	8.67%	0	2007
	10.000000	10.528964	5.29%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	7.069088	9.163717	29.63%	0	2009
	11.572273	7.069088	-38.91%	0	2008
	10.549111	11.572273	9.70%	0	2007
	10.000000	10.549111	5.49%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.358484	17.878120	33.83%	118,269	2009
	23.597432	13.358484	-43.39%	219,803	2008
	20.357800	23.597432	15.91%	287,129	2007
	18.492427	20.357800	10.09%	322,004	2006
	16.041996	18.492427	15.28%	327,476	2005
	14.098807	16.041996	13.78%	239,679	2004
	11.134608	14.098807	26.62%	255,822	2003
	12.461548	11.134608	-10.65%	250,200	2002
	14.415058	12.461548	-13.55%	99,092	2001*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.057053	8.817909	45.58%	13,009	2009
	13.466625	6.057053	-55.02%	38,336	2008
	9.373560	13.466625	43.67%	46,922	2007
	10.000000	9.373560	-6.26%	9,687	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.996397	12.822952	28.28%	216,060	2009
	17.686387	9.996397	-43.48%	355,964	2008
	17.679134	17.686387	0.04%	468,736	2007
	14.923707	17.679134	18.46%	530,250	2006
	14.303761	14.923707	4.33%	570,327	2005
	13.017728	14.303761	9.88%	675,424	2004
	10.133398	13.017728	28.46%	675,724	2003
	12.375831	10.133398	-18.12%	676,983	2002
	13.218906	12.375831	-6.38%	200,797	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.446575	7.829580	43.75%	15,360	2009
	12.286083	5.446575	-55.67%	15,387	2008
	10.122583	12.286083	21.37%	24,855	2007
	9.744182	10.122583	3.88%	28,668	2006
	9.073103	9.744182	7.40%	30,049	2005
	8.590785	9.073103	5.61%	38,747	2004
	6.716136	8.590785	27.91%	38,974	2003
	8.719070	6.716136	-22.97%	49,912	2002
	10.330777	8.719070	-15.60%	39,497	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.177572	10.337912	26.42%	75,807	2009
	15.710359	8.177572	-47.95%	227,312	2008
	12.553328	15.710359	25.15%	254,210	2007
	11.922071	12.553328	5.29%	280,932	2006
	11.435966	11.922071	4.25%	301,422	2005
	11.226098	11.435966	1.87%	455,215	2004
	8.570136	11.226098	30.99%	457,742	2003
	12.446254	8.570136	-31.14%	454,001	2002
	15.336364	12.446254	-18.84%	102,034	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.548305	12.124453	41.83%	34,968	2009
	11.563598	8.548305	-26.08%	37,935	2008
	11.419344	11.563598	1.26%	46,058	2007
	10.411407	11.419344	9.68%	64,689	2006
	10.293759	10.411407	1.14%	73,480	2005
	9.532130	10.293759	7.99%	77,283	2004
	7.610038	9.532130	25.26%	92,839	2003
	7.444808	7.610038	2.22%	80,381	2002
	8.566348	7.444808	-13.09%	51,551	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.249915	10.294121	41.99%	3,857	2009
	9.796088	7.249915	-25.99%	6,720	2008
	10.000000	9.796088	-2.04%	13,116	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.583295	12.076844	14.11%	34,247	2009
	11.099433	10.583295	-4.65%	13,047	2008
	10.797409	11.099433	2.80%	13,818	2007
	10.493546	10.797409	2.90%	17,203	2006
	10.419995	10.493546	0.71%	19,343	2005
	10.125285	10.419995	2.91%	9,517	2004
	10.000000	10.125285	1.25%	2,727	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.698216	9.251935	38.13%	19,836	2009
	11.224769	6.698216	-40.33%	15,482	2008
	9.853242	11.224769	13.92%	16,659	2007
	10.000000	9.853242	-1.47%	8,133	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.522435	14.372058	24.73%	4,425	2009
	20.807759	11.522435	-44.62%	4,430	2008
	17.997284	20.807759	15.62%	8,229	2007
	15.467025	17.997284	16.36%	8,297	2006
	13.177961	15.467025	17.37%	8,751	2005
	11.770648	13.177961	11.96%	9,006	2004
	8.331809	11.770648	41.27%	9,673	2003
	10.602942	8.331809	-21.42%	14,236	2002
	13.653448	10.602942	-22.34%	9,971	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.685482	13.333633	24.78%	22,294	2009
	19.300799	10.685482	-44.64%	26,482	2008
	16.691229	19.300799	15.63%	50,402	2007
	14.344227	16.691229	16.36%	51,107	2006
	12.226160	14.344227	17.32%	55,318	2005
	10.919656	12.226160	11.96%	45,733	2004
	7.726868	10.919656	41.32%	45,656	2003
	10.000000	7.726868	-22.73%	32,682	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.579168	11.768316	55.27%	14,462	2009
	15.736301	7.579168	-51.84%	24,506	2008
	15.106887	15.736301	4.17%	27,389	2007
	13.178479	15.106887	14.63%	27,721	2006
	13.025568	13.178479	1.17%	29,996	2005
	11.583541	13.025568	12.45%	32,269	2004
	7.441418	11.583541	55.66%	28,800	2003
	10.000000	7.441418	-25.59%	11,192	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.894728	10.560423	33.77%	14,886	2009
	11.376790	7.894728	-30.61%	14,886	2008
	11.115728	11.376790	2.35%	20,979	2007
	10.000000	11.115728	11.16%	4,384	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.460770	8.231833	27.41%	6,252	2009
	9.777596	6.460770	-33.92%	10,229	2008
	10.153798	9.777596	-3.71%	13,723	2007
	10.000000	10.153798	1.54%	6,161	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.595954	8.475367	28.49%	0	2009
	10.000000	6.595954	-34.04%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.321955	10.766565	70.30%	2,503	2009
	13.540865	6.321955	-53.31%	2,503	2008
	10.666212	13.540865	26.95%	2,636	2007
	10.000000	10.666212	6.66%	1,641	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.268362	9.837385	35.35%	1,379	2009
	12.360786	7.268362	-41.20%	1,528	2008
	10.854263	12.360786	13.88%	3,723	2007
	10.000000	10.854263	8.54%	3,037	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.987524	14.035512	17.08%	10,229	2009
	11.441428	11.987524	4.77%	5,488	2008
	10.446327	11.441428	9.53%	2,890	2007
	10.000000	10.446327	4.46%	3,000	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	6.160629	7.336602	19.09%	4,261	2009
	10.884889	6.160629	-43.40%	4,648	2008
	9.875930	10.884889	10.22%	6,228	2007
	10.000000	9.875930	-1.24%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	5.731866	8.028808	40.07%	0	2009
	10.989779	5.731866	-47.84%	0	2008
	10.077945	10.989779	9.05%	9,499	2007
	10.000000	10.077945	0.78%	8,283	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.458570	21.536641	23.36%	2,466	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.354726	9.153635	44.04%	123,938	2009
	11.567341	6.354726	-45.06%	120,238	2008
	8.582315	11.567341	34.78%	154,946	2007
	7.972641	8.582315	7.65%	184,953	2006
	7.179879	7.972641	11.04%	190,950	2005
	6.169559	7.179879	16.38%	218,124	2004
	5.201491	6.169559	18.61%	229,932	2003
	6.271720	5.201491	-17.06%	222,011	2002
	8.133724	6.271720	-22.89%	133,423	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.958706	12.333932	54.97%	6,315	2009
	14.380107	7.958706	-44.65%	10,046	2008
	11.973242	14.380107	20.10%	7,379	2007
	11.243886	11.973242	6.49%	10,762	2006
	10.237685	11.243886	9.83%	12,082	2005
	10.291804	10.237685	-0.53%	12,662	2004
	7.090507	10.291804	45.15%	13,655	2003
	10.000000	7.090507	-29.09%	14,210	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.607720	4.036206	54.78%	22,271	2009
	4.718130	2.607720	-44.73%	23,260	2008
	3.930244	4.718130	20.05%	27,049	2007
	3.694652	3.930244	6.38%	30,360	2006
	3.357287	3.694652	10.05%	35,483	2005
	3.384068	3.357287	-0.79%	48,760	2004
	2.341922	3.384068	44.50%	54,947	2003
	4.019173	2.341922	-41.73%	62,061	2002
	6.500322	4.019173	-38.17%	50,285	2001*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.502080	23.852176	76.66%	27,119	2009
	28.640508	13.502080	-52.86%	31,659	2008
	22.670200	28.640508	26.34%	48,408	2007
	15.664654	22.670200	44.72%	56,641	2006
	12.027429	15.664654	30.24%	55,953	2005
	10.270328	12.027429	17.11%	66,906	2004
	7.737652	10.270328	32.73%	67,238	2003
	10.000000	7.737652	-22.62%	60,041	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.869575	13.901995	76.65%	23,723	2009
	16.699513	7.869575	-52.88%	25,789	2008
	13.224007	16.699513	26.28%	47,432	2007
	9.141690	13.224007	44.66%	55,105	2006
	7.023167	9.141690	30.16%	59,587	2005
	5.998356	7.023167	17.08%	82,917	2004
	4.519598	5.998356	32.72%	86,140	2003
	6.171086	4.519598	-26.76%	92,057	2002
	8.170438	6.171086	-24.47%	120,719	2001*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.412391	11.764239	24.99%	2,043	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	7.788820	9.408753	20.80%	14,183	2009
	11.739304	7.788820	-33.65%	11,912	2008
	11.060891	11.739304	6.13%	12,744	2007
	10.000000	11.060891	10.61%	3,528	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.035620	10.101568	11.80%	14,867	2009
	10.580072	9.035620	-14.60%	15,339	2008
	10.237167	10.580072	3.35%	20,669	2007
	9.958429	10.237167	2.80%	24,784	2006
	9.950715	9.958429	0.08%	25,764	2005
	10.008909	9.950715	-0.58%	21,665	2004
	10.000000	10.008909	0.09%	28,699	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	5.760162	6.975368	21.10%	0	2009
	9.647223	5.760162	-40.29%	308	2008
	9.729886	9.647223	-0.85%	0	2007
	10.000000	9.729886	-2.70%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.459602	10.968053	29.65%	736	2009
	14.161115	8.459602	-40.26%	736	2008
	13.340303	14.161115	6.15%	736	2007
	11.892729	13.340303	12.17%	736	2006
	11.281422	11.892729	5.42%	736	2005
	10.000000	11.281422	12.81%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.315875	13.16%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.451066	24.51%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.588470	9.238844	21.75%	27,250	2009
	10.954073	7.588470	-30.72%	19,215	2008
	10.462278	10.954073	4.70%	20,273	2007
	10.000000	10.462278	4.62%	550	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.433308	10.436622	10.64%	19,348	2009
	10.609831	9.433308	-11.09%	20,947	2008
	10.444352	10.609831	1.58%	6,301	2007
	10.000000	10.444352	4.44%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.337562	10.249994	39.69%	18,094	2009
	12.121527	7.337562	-39.47%	15,827	2008
	10.744833	12.121527	12.81%	17,036	2007
	10.000000	10.744833	7.45%	5,961	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.239296	8.542120	36.91%	19,885	2009
	11.337557	6.239296	-44.97%	20,400	2008
	10.271422	11.337557	10.38%	44,495	2007
	10.000000	10.271422	2.71%	36,696	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.989361	7.721847	28.93%	7,757	2009
	9.802828	5.989361	-38.90%	7,330	2008
	10.000000	9.802828	-1.97%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.397663	14.975621	44.03%	7,378	2009
	14.636808	10.397663	-28.96%	10,466	2008
	14.387216	14.636808	1.73%	15,238	2007
	13.185444	14.387216	9.11%	20,458	2006
	13.054643	13.185444	1.00%	22,239	2005
	12.019681	13.054643	8.61%	45,603	2004
	9.964745	12.019681	20.62%	53,668	2003
	9.785504	9.964745	1.83%	50,510	2002
	9.518824	9.785504	2.80%	15,151	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.227523	11.856601	44.11%	2,855	2009
	11.599384	8.227523	-29.07%	2,785	2008
	11.397886	11.599384	1.77%	2,603	2007
	10.446260	11.397886	9.11%	2,779	2006
	10.000000	10.446260	4.46%	3,214	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.234631	10.537955	27.97%	1,942	2009
	15.474531	8.234631	-46.79%	1,942	2008
	12.338107	15.474531	25.42%	1,942	2007
	9.405787	12.338107	31.18%	2,242	2006
	7.322103	9.405787	28.46%	2,242	2005
	6.499712	7.322103	12.65%	2,242	2004
	4.858005	6.499712	33.79%	2,242	2003
	6.488671	4.858005	-25.13%	2,242	2002
	9.219512	6.488671	-29.62%	1,581	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.150894	16.822765	27.92%	7,593	2009
	24.705460	13.150894	-46.77%	5,020	2008
	19.697626	24.705460	25.42%	4,032	2007
	15.017832	19.697626	31.16%	4,753	2006
	11.694054	15.017832	28.42%	4,483	2005
	10.366220	11.694054	12.81%	3,725	2004
	7.764530	10.366220	33.51%	5,881	2003
	10.000000	7.764530	-22.35%	2,445	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.973198	13.531767	23.32%	1,591	2009
	19.985594	10.973198	-45.09%	4,251	2008
	16.897939	19.985594	18.27%	6,908	2007
	13.606861	16.897939	24.19%	8,357	2006
	11.557498	13.606861	17.73%	8,534	2005
	10.128863	11.557498	14.10%	8,608	2004
	7.546232	10.128863	34.22%	10,005	2003
	10.252768	7.546232	-26.40%	12,408	2002
	12.802092	10.252768	-19.91%	3,889	2001*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.693709	18.118948	23.31%	1,519	2009
	26.754702	14.693709	-45.08%	1,635	2008
	22.613305	26.754702	18.31%	4,345	2007
	18.219188	22.613305	24.12%	5,566	2006
	15.475126	18.219188	17.73%	5,602	2005
	13.562236	15.475126	14.10%	4,793	2004
	10.000000	13.562236	35.62%	1,914	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.135407	7.749115	50.90%	109,233	2009
	10.000000	5.135407	-48.65%	1,942	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.122477	7.944449	29.76%	0	2009
	10.000000	6.122477	-38.78%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.120582	7.926029	29.50%	0	2009
	10.000000	6.120582	-38.79%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	6.355008	8.099592	27.45%	0	2009
	10.000000	6.355008	-36.45%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	7.916818	9.357952	18.20%	0	2009
	10.000000	7.916818	-20.83%	9,914	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	7.194892	8.812871	22.49%	0	2009
	10.000000	7.194892	-28.05%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	9.066730	10.108923	11.49%	3,209	2009
	10.000000	9.066730	-9.33%	3,738	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	7.552592	9.085842	20.30%	43,550	2009
	10.000000	7.552592	-24.47%	30,498	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	6.831944	8.531026	24.87%	0	2009
	10.000000	6.831944	-31.68%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	8.296674	9.631751	16.09%	25,045	2009
	10.000000	8.296674	-17.03%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.855478	10.576480	7.32%	1,131	2009
	10.000000	9.855478	-1.45%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.833651	10.534320	7.13%	0	2009
	10.000000	9.833651	-1.66%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.928802	22.440645	61.11%	0	2009
	33.429532	13.928802	-58.33%	0	2008
	23.278840	33.429532	43.60%	0	2007
	17.259135	23.278840	34.88%	0	2006
	13.189746	17.259135	30.85%	0	2005
	11.073210	13.189746	19.11%	0	2004
	6.791842	11.073210	63.04%	249	2003
	8.121795	6.791842	-16.38%	1,313	2002
	8.683765	8.121795	-6.47%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.351464	24.758534	61.28%	9,745	2009
	36.903183	15.351464	-58.40%	41,388	2008
	25.703155	36.903183	43.57%	49,042	2007
	19.066801	25.703155	34.81%	50,710	2006
	14.569246	19.066801	30.87%	50,067	2005
	12.229998	14.569246	19.13%	17,205	2004
	7.503370	12.229998	62.99%	15,911	2003
	10.000000	7.503370	-24.97%	7,086	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.588744	14.778718	1.30%	152,716	2009
	13.728590	14.588744	6.27%	179,777	2008
	12.987757	13.728590	5.70%	255,991	2007
	12.739345	12.987757	1.95%	265,418	2006
	12.505084	12.739345	1.87%	312,891	2005
	12.275758	12.505084	1.87%	367,626	2004
	12.199721	12.275758	0.62%	442,539	2003
	11.142753	12.199721	9.49%	521,027	2002
	10.531983	11.142753	5.80%	178,435	2001*

NVIT NVIT Growth Fund: Class I - Q/NQ	5.065003	6.669101	31.67%	27,636	2009
	8.376797	5.065003	-39.54%	36,935	2008
	7.103661	8.376797	17.92%	37,921	2007
	6.782293	7.103661	4.74%	38,573	2006
	6.455208	6.782293	5.07%	47,131	2005
	6.050040	6.455208	6.70%	48,383	2004
	4.620133	6.050040	30.95%	50,363	2003
	6.570618	4.620133	-29.68%	53,103	2002
	9.269045	6.570618	-29.11%	26,804	2001*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.581420	8.350063	26.87%	3,739	2009
	11.723228	6.581420	-43.86%	4,078	2008
	10.864484	11.723228	7.90%	5,467	2007
	10.000000	10.864484	8.64%	1,551	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.623865	12.076832	25.49%	994	2009
	15.446943	9.623865	-37.70%	994	2008
	14.778924	15.446943	4.52%	2,322	2007
	12.818377	14.778924	15.29%	12,297	2006
	12.038453	12.818377	6.48%	12,297	2005
	10.702064	12.038453	12.49%	13,478	2004
	8.226725	10.702064	30.09%	11,965	2003
	10.000000	8.226725	-17.73%	10,971	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.535143	15.35%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.094311	20.94%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.219083	12.073063	7.61%	65,250	2009
	12.101477	11.219083	-7.29%	63,949	2008
	11.641531	12.101477	3.95%	9,081	2007
	11.115251	11.641531	4.73%	33,350	2006
	10.906285	11.115251	1.92%	35,027	2005
	10.564049	10.906285	3.24%	45,188	2004
	9.923961	10.564049	6.45%	56,894	2003
	10.000000	9.923961	-0.76%	44,964	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.412824	12.237903	17.53%	75,604	2009
	13.743287	10.412824	-24.23%	89,293	2008
	13.186120	13.743287	4.23%	109,001	2007
	12.003325	13.186120	9.85%	166,511	2006
	11.549873	12.003325	3.93%	192,386	2005
	10.688646	11.549873	8.06%	172,443	2004
	9.025163	10.688646	18.43%	142,743	2003
	10.000000	9.025163	-9.75%	143,986	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.024929	12.301916	22.71%	25,762	2009
	14.811897	10.024929	-32.32%	66,547	2008
	14.145692	14.811897	4.71%	123,715	2007
	12.518467	14.145692	13.00%	146,266	2006
	11.851157	12.518467	5.63%	149,488	2005
	10.717277	11.851157	10.58%	88,748	2004
	8.578257	10.717277	24.94%	14,258	2003
	10.000000	8.578257	-14.22%	20,453	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.893172	12.310900	13.01%	61,233	2009
	12.997689	10.893172	-16.19%	75,083	2008
	12.447195	12.997689	4.42%	80,411	2007
	11.636906	12.447195	6.96%	69,688	2006
	11.289284	11.636906	3.08%	116,725	2005
	10.679239	11.289284	5.71%	170,912	2004
	9.521061	10.679239	12.16%	162,964	2003
	10.000000	9.521061	-4.79%	134,019	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.330450	22.031318	34.91%	36,530	2009
	26.054702	16.330450	-37.32%	45,615	2008
	24.556798	26.054702	6.10%	67,130	2007
	22.651820	24.556798	8.41%	71,657	2006
	20.482702	22.651820	10.59%	78,004	2005
	17.940543	20.482702	14.17%	83,387	2004
	13.505833	17.940543	32.84%	102,676	2003
	16.164624	13.505833	-16.45%	94,179	2002
	16.603938	16.164624	-2.65%	14.805	2001*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.952729	11.796315	-1.31%	285,416	2009
	11.872477	11.952729	0.68%	369,725	2008
	11.485385	11.872477	3.37%	253,094	2007
	11.137564	11.485385	3.12%	278,210	2006
	10.996174	11.137564	1.29%	302,851	2005
	11.056941	10.996174	-0.55%	263,985	2004
	11.138565	10.056941	-0.73%	335,277	2003
	11.155845	11.138565	-0.15%	574,771	2002
	10.916008	11.155845	2.20%	283,524	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.860742	14.553266	22.70%	40,012	2009
	14.536664	11.860742	-18.41%	40,804	2008
	14.085245	14.536664	3.20%	51,701	2007
	13.618583	14.085245	3.43%	58,181	2006
	13.509902	13.618583	0.80%	52,404	2005
	12.854836	13.509902	5.10%	60,638	2004
	11.622486	12.854836	10.60%	67,286	2003
	10.989466	11.622486	5.76%	72,919	2002
	10.692772	10.989466	2.77%	28,293	2001*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.084812	8.191216	34.62%	68,365	2009
	10.000000	6.084812	-39.15%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.768783	15.074088	28.09%	7,994	2009
	22.230070	11.768783	-47.06%	11,757	2008
	21.894163	22.230070	1.53%	23,294	2007
	18.080291	21.894163	21.09%	19,669	2006
	16.355551	18.080291	10.55%	7,388	2005
	13.786097	16.355551	18.64%	3,053	2004
	10.000000	13.786097	37.86%	1,202	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.306937	8.074482	28.03%	2,741	2009
	10.000000	6.306937	-36.93%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.291166	7.907475	25.69%	0	2009
	10.000000	6.291166	-37.09%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.222846	7.803801	25.41%	132,772	2009
	10.000000	6.222846	-37.77%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.696728	8.619231	28.71%	134,622	2009
	10.000000	6.696728	-33.03%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.954701	11.259668	25.74%	31,634	2009
	16.941859	8.954701	-47.14%	38,861	2008
	15.649135	16.941859	8.26%	49,701	2007
	15.369821	15.649135	1.82%	55,020	2006
	14.413376	15.369821	6.64%	61,347	2005
	12.882319	14.413376	11.88%	67,848	2004
	9.725788	12.882319	32.46%	74,069	2003
	14.778663	9.725788	-34.19%	75,818	2002
	16.803658	14.778663	-12.05%	28,099	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	21.106873	26.280420	24.51%	30,573	2009
	31.535594	21.106873	-33.07%	42,272	2008
	34.336874	31.535594	-8.16%	54,164	2007
	29.673774	34.336874	15.71%	60,894	2006
	29.181930	29.673774	1.69%	68,007	2005
	25.218705	29.181930	15.72%	76,251	2004
	16.297452	25.218705	54.74%	89,339	2003
	22.681958	16.297452	-28.15%	96,921	2002
	17.925387	22.681958	26.54%	40,059	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.056405	22.665147	32.88%	37,700	2009
	27.972742	17.056405	-39.02%	51,695	2008
	27.765664	27.972742	0.75%	69,967	2007
	25.120487	27.765664	10.53%	67,578	2006
	22.670814	25.120487	10.81%	73,335	2005
	19.308104	22.670814	17.42%	76,138	2004
	13.879545	19.308104	39.11%	82,552	2003
	17.018889	13.879545	-18.45%	85,253	2002
	18.493168	17.018889	-7.97%	26,756	2001*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.621508	10.724675	24.39%	33,655	2009
	14.953776	8.621508	-42.35%	41,782	2008
	14.013068	14.953776	6.71%	55,242	2007
	12.500702	14.013068	12.10%	62,303	2006
	11.793631	12.500702	6.00%	76,575	2005
	10.892809	11.793631	8.27%	85,084	2004
	8.659317	10.892809	25.79%	95,785	2003
	10.621089	8.659317	-18.47%	97,084	2002
	12.210612	10.621089	-13.02%	33,669	2001*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.595431	7.221893	29.07%	112,632	2009
	10.000000	5.595431	-44.05%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.853625	10.411702	5.66%	1,226	2009
	10.000000	9.853625	-1.46%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.942074	29.42%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.916734	29.17%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.273910	10.492443	26.81%	46,003	2009
	13.311361	8.273910	-37.84%	55,530	2008
	13.800459	13.311361	-3.54%	82,481	2007
	12.069113	13.800459	14.35%	79,880	2006
	11.735400	12.069113	2.84%	100,103	2005
	10.124293	11.735400	15.91%	105,823	2004
	7.808298	10.124293	29.66%	87,240	2003
	10.573946	7.808298	-26.16%	63,404	2002
	12.202501	10.573946	-13.35%	11,990	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.315688	14.706817	42.57%	104,148	2009
	19.193963	10.315688	-46.26%	121,141	2008
	17.046145	19.193963	12.60%	152,862	2007
	16.006534	17.046145	6.49%	174,250	2006
	15.437819	16.006534	3.68%	193,936	2005
	14.633993	15.437819	5.49%	220,193	2004
	11.328575	14.633993	29.18%	241,300	2003
	15.700970	11.328575	-27.85%	250,187	2002
	18.207193	15.700970	-13.77%	115,203	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.555289	18.680692	37.81%	26,463	2009
	22.976209	13.555289	-41.00%	32,419	2008
	21.904136	22.976209	4.89%	47,164	2007
	18.865932	21.904136	16.10%	43,542	2006
	16.725308	18.865932	12.80%	54,130	2005
	14.223775	16.725308	17.59%	38,407	2004
	10.000000	14.223775	42.24%	24,552	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.519524	11.747140	37.88%	73,318	2009
	14.439213	8.519524	-41.00%	93,542	2008
	13.767875	14.439213	4.88%	103,441	2007
	11.857869	13.767875	16.11%	118,216	2006
	10.515171	11.857869	12.77%	131,014	2005
	8.944883	10.515171	17.56%	175,911	2004
	6.339745	8.944883	41.09%	198,282	2003
	8.253527	6.339745	-23.19%	256,983	2002
	9.512275	8.253527	-13.23%	114,047	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.993510	2.492736	25.04%	0	2009
	9.573619	1.993510	-79.18%	0	2008
	10.000000	9.573619	-4.26%	1,197	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.179565	2.694504	23.63%	0	2009
	10.359570	2.179565	-78.96%	0	2008
	10.512796	10.359570	-1.46%	0	2007
	10.000000	10.512796	5.13%	1,427	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.472790	11.988148	26.55%	111,537	2009
	15.606456	9.472790	-39.30%	129,668	2008
	15.150935	15.606456	3.01%	194,592	2007
	13.351587	15.150935	13.48%	217,007	2006
	12.770576	13.351587	4.55%	229,428	2005
	11.826595	12.770576	7.98%	263,107	2004
	9.460540	11.826595	25.01%	269,022	2003
	11.810153	9.460540	-19.89%	264,597	2002
	13.326790	11.810153	-11.38%	125,345	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.979109	8.092326	35.34%	1,114	2009
	9.749103	5.979109	-38.67%	2,396	2008
	10.004288	9.749103	-2.55%	5,554	2007
	10.000000	10.004288	0.04%	738	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.769449	11.471960	30.82%	18,439	2009
	17.453795	8.769449	-49.76%	23,816	2008
	16.640228	17.453795	4.89%	31,780	2007
	16.383114	16.640228	1.57%	32,536	2006
	14.784164	16.383114	10.82%	34,618	2005
	12.511950	14.784164	18.16%	37,560	2004
	10.098682	12.511950	23.90%	39,772	2003
	14.177025	10.098682	-28.77%	45,895	2002
	20.910873	14.177025	-32.20%	30,219	2001*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.867188	8.67%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.946630	9.47%	2,661	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.621138	9.261509	39.88%	907	2009
	11.703575	6.621138	-43.43%	1,255	2008
	10.547336	11.703575	10.96%	1,352	2007
	10.000000	10.547336	5.47%	530	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.025266	8.680436	23.56%	3,426	2009
	11.173803	7.025266	-37.13%	3,755	2008
	10.994446	11.173803	1.63%	3,967	2007
	10.000000	10.994446	9.94%	3,170	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.589082	10.372014	8.16%	3,910	2009
	10.824988	9.589082	-11.42%	3,910	2008
	10.406425	10.824988	4.02%	4,018	2007
	10.000000	10.406425	4.06%	3,910	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	27.314305	35.085823	28.45%	894	2009
	32.565389	27.314305	-16.12%	1,388	2008
	30.989172	32.565389	5.09%	2,947	2007
	28.348378	30.989172	9.32%	3,576	2006
	25.599081	28.348378	10.74%	3,721	2005
	23.577028	25.599081	8.58%	3,795	2004
	18.691227	23.577028	26.14%	4,886	2003
	17.347230	18.691227	7.75%	4,337	2002
	15.972670	17.347230	8.61%	144	2001*
	12.530461	13.576808	8.35%	31,763	2001*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.658815	22.438677	110.52%	3,776	2009
	30.653451	10.658815	-65.23%	617	2008
	22.589129	30.653451	35.70%	2,905	2007
	16.409772	22.589129	37.66%	9,834	2006
	12.614189	16.409772	30.09%	9,461	2005
	10.000000	12.614189	26.14%	11,592	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	21.193516	44.570461	110.30%	2,302	2009
	61.000464	21.193516	-65.26%	2,407	2008
	44.936453	61.000464	35.75%	2,897	2007
	32.653846	44.936453	37.61%	2,931	2006
	25.075792	32.653846	30.22%	3,192	2005
	20.191153	25.075792	24.19%	3,409	2004
	13.274041	20.191153	52.11%	5,489	2003
	13.857976	13.274041	-4.21%	9,443	2002
	14.308006	13.857976	-3.15%	1,135	2001*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.470460	27.165127	55.49%	1,665	2009
	32.855614	17.470460	-46.83%	950	2008
	22.918869	32.855614	43.36%	2,369	2007
	18.654364	22.918869	22.86%	6,317	2006
	12.471404	18.654364	49.58%	8,308	2005
	10.000000	12.471404	24.71%	8,971	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	26.992877	41.949101	55.41%	9,363	2009
	50.790086	26.992877	-46.85%	9,363	2008
	35.422343	50.790086	43.38%	9,363	2007
	28.841712	35.422343	22.82%	9,703	2006
	19.275174	28.841712	49.63%	9,703	2005
	15.728084	19.275174	22.55%	12,483	2004
	11.011517	15.728084	42.83%	17,636	2003
	11.487829	11.011517	-4.15%	18,182	2002
	13.004291	11.487829	-11.66%	10,090	2001*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	8.442580	10.582440	25.35%	0	2009
	13.774088	8.442580	-38.71%	0	2008
	12.699717	13.774088	8.46%	0	2007
	11.323811	12.699717	12.15%	0	2006
	10.555138	11.323811	7.28%	0	2005
	9.756507	10.555138	8.19%	0	2004
	7.327517	9.756507	33.15%	0	2003
	9.702589	7.327517	-24.48%	0	2002
	9.804985	9.702589	-1.04%	0	2001*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	7.749090	11.293692	45.74%	0	2009

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.051813	14.124597	40.52%	288	2009
	15.882881	10.051813	-36.71%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.147327	12.101716	8.56%	8,370	2009
	11.499777	11.147327	-3.06%	6,755	2008
	10.663455	11.499777	7.84%	8,435	2007
	10.656245	10.663455	0.07%	15,917	2006
	10.651623	10.656245	0.04%	11,617	2005
	10.219974	10.651623	4.22%	37,241	2004
	10.000000	10.219974	2.20%	4,292	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.807567	11.408680	16.33%	45,614	2009
	15.221926	9.807567	-35.57%	53,486	2008
	15.465441	15.221926	-1.57%	85,632	2007
	13.409003	15.465441	15.34%	104,170	2006
	13.010107	13.409003	3.07%	119,042	2005
	11.689405	13.010107	11.30%	139,183	2004
	9.174309	11.689405	27.41%	153,220	2003
	11.551890	9.174309	-20.58%	147,101	2002
	12.797950	11.551890	-9.74%	138,830	2001
	14.534695	12.797950	-11.95%	80,711	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.917341	10.133858	28.00%	3,324	2009
	10.625020	7.917341	-25.48%	3,443	2008
	11.042287	10.625020	-3.78%	5,026	2007
	10.000000	11.042287	10.42%	317	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.279047	16.858625	18.07%	81,916	2009
	19.798017	14.279047	-27.88%	93,251	2008
	21.190011	19.798017	-6.57%	124,041	2007
	18.129889	21.190011	16.88%	145,288	2006
	17.523098	18.129889	3.46%	155,581	2005
	15.559667	17.523098	12.62%	158,225	2004
	12.249189	15.559667	27.03%	164,209	2003
	14.232053	12.249189	-13.93%	157,564	2002
	12.807784	14.232053	11.12%	114,579	2001
	11.005082	12.807784	16.38%	31,072	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.055694	20.56%	5,957	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.100507	1.01%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.812538	12.084235	23.15%	8,252	2009
	14.420003	9.812538	-31.95%	8,886	2008
	14.737340	14.420003	-2.15%	11,155	2007
	13.076669	14.737340	12.70%	15,757	2006
	12.379750	13.076669	5.63%	15,887	2005
	10.311541	12.379750	20.06%	14,978	2004
	7.597901	10.311541	35.72%	18,898	2003
	10.000000	7.597901	-24.02%	3,394	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.481911	9.857382	31.75%	10,661	2009
	11.583691	7.481911	-35.41%	13,291	2008
	10.911525	11.583691	6.16%	19,520	2007
	10.143929	10.911525	7.57%	23,427	2006
	9.938626	10.143929	2.07%	26,874	2005
	9.499959	9.938626	4.62%	37,856	2004
	7.654150	9.499959	24.12%	43,037	2003
	10.936572	7.654150	-30.01%	54,416	2002
	14.342049	10.936572	-23.74%	97,163	2001
	16.364824	14.342049	-12.36%	68,385	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.072925	11.290301	24.44%	86,327	2009
	14.654133	9.072925	-38.09%	102,835	2008
	14.135644	14.654133	3.67%	144,152	2007
	12.424711	14.135644	13.77%	177,641	2006
	12.048127	12.424711	3.13%	210,711	2005
	11.055229	12.048127	8.98%	307,473	2004
	8.743455	11.055229	26.44%	324,355	2003
	11.433642	8.743455	-23.53%	330,147	2002
	13.219073	11.433642	-13.51%	303,251	2001
	14.792159	13.219073	-10.63%	236,780	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.394501	12.548318	20.72%	29,448	2009
	14.979668	10.394501	-30.61%	31,554	2008
	14.196462	14.979668	5.52%	41,463	2007
	12.373260	14.196462	14.74%	51,550	2006
	12.034289	12.373260	2.82%	54,291	2005
	11.630648	12.034289	3.47%	57,638	2004
	9.744716	11.630648	19.35%	61,809	2003
	11.878721	9.744716	-17.96%	75,485	2002
	13.298747	11.878721	-10.68%	59,420	2001
	13.588614	13.298747	-2.13%	31,636	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.430716	14.746442	18.63%	38,557	2009
	13.612057	12.430716	-8.68%	48,292	2008
	13.114438	13.612057	3.79%	95,755	2007
	12.782592	13.114438	2.60%	182,948	2006
	12.810509	12.782592	-0.22%	203,047	2005
	12.551247	12.810509	2.07%	192,177	2004
	12.176693	12.551247	3.08%	228,723	2003
	11.309545	12.176693	7.67%	135,308	2002
	10.630687	11.309545	6.39%	81,482	2001
	9.770666	10.630687	8.80%	11,893	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.290592	10.138614	22.29%	2,399	2009
	11.234050	8.290592	-26.20%	2,850	2008
	10.498392	11.234050	7.01%	2,476	2007
	10.000000	10.498392	4.98%	4,329	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.564266	9.594872	26.84%	9,142	2009
	11.412998	7.564266	-33.72%	9,142	2008
	10.518347	11.412998	8.51%	10,719	2007
	10.000000	10.518347	5.18%	397	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	7.040431	9.112684	29.43%	0	2009
	11.542938	7.040431	-39.01%	0	2008
	10.538472	11.542938	9.53%	0	2007
	10.000000	10.538472	5.38%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.151764	17.574694	33.63%	118,209	2009
	23.267756	13.151764	-43.48%	139,838	2008
	20.104112	23.267756	15.74%	198,202	2007
	18.289700	20.104112	9.92%	262,135	2006
	15.890209	18.289700	15.10%	280,831	2005
	13.986657	15.890209	13.61%	292,951	2004
	11.062836	13.986657	26.43%	315,602	2003
	12.400091	11.062836	-10.78%	334,512	2002
	14.365961	12.400091	-13.68%	343,313	2001
	15.633362	14.365961	-8.11%	267,440	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.032463	8.768775	45.36%	7,103	2009
	13.432461	6.032463	-55.09%	8,660	2008
	9.364090	13.432461	43.45%	9,835	2007
	10.000000	9.364090	-6.36%	8,450	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.841661	12.605268	28.08%	124,192	2009
	17.439229	9.841661	-43.57%	147,616	2008
	17.458770	17.439229	-0.11%	203,636	2007
	14.760062	17.458770	18.28%	253,591	2006
	14.168390	14.760062	4.18%	291,200	2005
	12.914155	14.168390	9.71%	308,691	2004
	10.068066	12.914155	28.27%	304,579	2003
	12.314799	10.068066	-18.24%	312,125	2002
	13.173869	12.314799	-6.52%	244,733	2001
	12.347825	13.173869	6.69%	99,488	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.362252	7.696648	43.53%	13,461	2009
	12.114380	5.362252	-55.74%	17,772	2008
	9.996390	12.114380	21.19%	26,486	2007
	9.637319	9.996390	3.73%	30,393	2006
	8.987214	9.637319	7.23%	36,408	2005
	8.522420	8.987214	5.45%	40,758	2004
	6.672816	8.522420	27.72%	41,488	2003
	8.676041	6.672816	-23.09%	46,167	2002
	10.295564	8.676041	-15.73%	54,394	2001
	12.619265	10.295564	-18.41%	32.541	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.050949	10.162366	26.23%	110,147	2009
	15.490725	8.050949	-48.03%	133,289	2008
	12.396773	15.490725	24.96%	168,680	2007
	11.791270	12.396773	5.14%	197,894	2006
	11.327678	11.791270	4.09%	218,642	2005
	11.136737	11.327678	1.71%	258,859	2004
	8.514851	11.136737	30.79%	265,185	2003
	12.384853	8.514851	-31.25%	275,636	2002
	15.284127	12.384853	-18.97%	325,094	2001
	17.446540	15.284127	-12.39%	252,691	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.416032	11.918726	41.62%	29,354	2009
	11.402019	8.416032	-26.19%	35,830	2008
	11.277015	11.402019	1.11%	43,524	2007
	10.297247	11.277015	9.51%	62,482	2006
	10.196357	10.297247	0.99%	70,370	2005
	9.456304	10.196357	7.83%	79,724	2004
	7.560980	9.456304	25.07%	83,063	2003
	7.408079	7.560980	2.06%	75,205	2002
	8.537159	7.408079	-13.23%	71,554	2001
	11.198884	8.537159	-23.77%	34,419	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.231511	10.252397	41.77%	10,052	2009
	9.786127	7.231511	-26.10%	10,393	2008
	10.000000	9.786127	-2.14%	10,618	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.492401	11.954949	13.94%	8,694	2009
	11.020864	10.492401	-4.80%	6,035	2008
	10.737396	11.020864	2.64%	16,095	2007
	10.451062	10.737396	2.74%	24,735	2006
	10.393570	10.451062	0.55%	14,028	2005
	10.114979	10.393570	2.75%	8,783	2004
	10.000000	10.114979	1.15%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.671050	9.200402	37.92%	11,788	2009
	11.196312	6.671050	-40.42%	8,123	2008
	9.843302	11.196312	13.75%	11,983	2007
	10.000000	9.843302	-1.57%	7,740	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.344108	14.128098	24.54%	8,150	2009
	20.517005	11.344108	-44.71%	9,359	2008
	17.772964	20.517005	15.44%	10,767	2007
	15.297418	17.772964	16.18%	14,175	2006
	13.053223	15.297418	17.19%	23,735	2005
	11.676982	13.053223	11.79%	25,022	2004
	8.278081	11.676982	41.06%	30,889	2003
	10.550644	8.278081	-21.54%	35,252	2002
	13.606956	10.550644	-22.46%	42,910	2001
	17.085125	13.606956	-20.36%	24,379	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.577575	13.178908	24.59%	26,234	2009
	19.135070	10.577575	-44.72%	25,764	2008
	16.573237	19.135070	15.46%	16,361	2007
	14.264458	16.573237	16.19%	27,822	2006
	12.176620	14.264458	17.15%	26,578	2005
	10.891962	12.176620	11.79%	26,559	2004
	7.718997	10.891962	41.11%	20,289	2004
	10.000000	7.718997	-22.81%	9,133	2003

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.502620	11.631741	55.04%	1,422	2009
	15.601198	7.502620	-51.91%	1,183	2008
	15.000119	15.601198	4.01%	4,803	2007
	13.105208	15.000119	14.46%	8,214	2006
	12.972801	13.105208	1.02%	9,605	2005
	11.554180	12.972801	12.28%	8,538	2004
	7.433831	11.554180	55.43%	4,599	2003
	10.000000	7.433831	-25.66%	260	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.862729	10.501643	33.56%	20,308	2009
	11.347958	7.862729	-30.71%	10,176	2008
	11.104529	11.347958	2.19%	12,216	2007
	10.000000	11.104529	11.05%	2,264	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.434554	8.185954	27.22%	3,170	2009
	9.752789	6.434554	-34.02%	3,180	2008
	10.143557	9.752789	-3.85%	10,465	2007
	10.000000	10.143557	1.44%	4,265	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.589253	8.453884	28.30%	1,414	2009
	10.000000	6.589253	-34.11%	1,416	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.296301	10.706574	70.05%	12,507	2009
	13.506531	6.296301	-53.38%	1,240	2008
	10.655440	13.506531	26.76%	2,708	2007
	10.000000	10.655440	6.55%	1,740	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.238892	9.782597	35.14%	2,890	2009
	12.329457	7.238892	-41.29%	2,905	2008
	10.843323	12.329457	13.71%	1,839	2007
	10.000000	10.843323	8.43%	1,219	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.938945	13.957379	16.91%	1,985	2009
	11.412418	11.938945	4.61%	1,909	2008
	10.435795	11.412418	9.36%	0	2007
	10.000000	10.435795	4.36%	528	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.343252	8.731681	18.91%	0	2009
	12.994210	7.343252	-43.49%	0	2008
	11.807776	12.994210	10.05%	0	2007
	11.302400	11.807776	4.47%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.713524	10.788169	39.86%	2,221	2009
	14.811811	7.713524	-47.92%	2,221	2008
	13.603656	14.811811	8.88%	2,798	2007
	11.879131	13.603656	14.52%	3,984	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.245268	21.241206	23.17%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.268928	9.016324	43.83%	96,324	2009
	11.428589	6.268928	-45.15%	108,681	2008
	8.492349	11.428589	34.58%	140,679	2007
	7.901043	8.492349	7.48%	172,490	2006
	7.126209	7.901043	10.87%	208,550	2005
	6.132757	7.126209	16.20%	221,558	2004
	5.178331	6.132757	18.43%	275,766	2003
	6.253323	5.178331	-17.19%	389,803	2002
	8.122329	6.253323	-23.01%	438,060	2001
	10.000000	8.122329	-18.78%	345,346	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.878316	12.190787	54.74%	3,048	2009
	14.256608	7.878316	-44.74%	4,191	2008
	11.888578	14.256608	19.92%	4,748	2007
	11.181353	11.888578	6.33%	5,315	2006
	10.196210	11.181353	9.66%	4,123	2005
	10.265717	10.196210	-0.68%	5,293	2004
	7.083279	10.265717	44.93%	12,043	2003
	10.000000	7.083279	-29.17%	10,856	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.572472	3.975587	54.54%	21,233	2009
	4.661468	2.572472	-44.81%	45,017	2008
	3.888995	4.661468	19.86%	63,609	2007
	3.661446	3.888995	6.21%	84,827	2006
	3.332166	3.661446	9.88%	103,842	2005
	3.363865	3.332166	-0.94%	118,417	2004
	2.331479	3.363865	44.28%	165,029	2003
	4.007355	2.331479	-41.82%	199,736	2002
	6.491188	4.007355	-38.26%	298,469	2001
	10.000000	6.491188	-35.09%	253,929	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.365756	23.575481	76.39%	16,783	2009
	28.394698	13.365756	-52.93%	19,717	2008
	22.510007	28.394698	26.14%	29,658	2007
	15.577572	22.510007	44.50%	37,167	2006
	11.978709	15.577572	30.04%	37,235	2005
	10.244286	11.978709	16.93%	43,442	2004
	7.729765	10.244286	32.53%	28,394	2003
	10.000000	7.729765	-22.70%	32,904	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.763332	13.693467	76.39%	41,081	2009
	16.499263	7.763332	-52.95%	45,462	2008
	13.085427	16.499263	26.09%	88,062	2007
	9.059618	13.085427	44.44%	115,136	2006
	6.970674	9.059618	29.97%	140,432	2005
	5.962587	6.970674	16.91%	154,178	2004
	4.499478	5.962587	32.52%	213,081	2003
	6.152979	4.499478	-26.87%	267,698	2002
	8.158972	6.152979	-24.59%	345,597	2001
	10.000000	8.158972	-18.41%	264,842	2000*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.345851	11.663313	24.80%	4,199	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.098507	12.180267	20.61%	8,897	2009
	15.243699	10.098507	-33.75%	5,430	2008
	14.384752	15.243699	5.97%	5,055	2007
	12.118222	14.384752	18.70%	2,400	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.958025	9.999600	11.63%	20,425	2009
	10.505182	8.958025	-14.73%	20,906	2008
	10.180267	10.505182	3.19%	52,524	2007
	9.918119	10.180267	2.64%	48,308	2006
	9.925486	9.918119	-0.07%	48,598	2005
	9.998725	9.925486	-0.73%	56,753	2004
	10.000000	9.998725	-0.01%	6,476	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.268264	9.997385	20.91%	0	2009
	13.868982	8.268264	-40.38%	0	2008
	14.009236	13.868982	-1.00%	0	2007
	13.512331	14.009236	3.68%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.399779	10.873942	29.46%	0	2009
	14.082459	8.399779	-40.35%	380	2008
	13.286513	14.082459	5.99%	380	2007
	11.862757	13.286513	12.00%	380	2006
	11.270076	11.862757	5.26%	380	2005
	10.000000	11.270076	12.70%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.304382	13.04%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.438437	24.38%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.557697	9.187384	21.56%	11,116	2009
	10.926297	7.557697	-30.83%	10,148	2008
	10.451726	10.926297	4.54%	12,086	2007
	10.000000	10.451726	4.52%	10,148	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.395078	10.378523	10.47%	8,403	2009
	10.582931	9.395078	-11.22%	3,898	2008
	10.433824	10.582931	1.43%	366	2007
	10.000000	10.433824	4.34%	3,990	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.307804	10.192912	39.48%	6,244	2009
	12.090799	7.307804	-39.56%	748	2008
	10.734006	12.090799	12.64%	832	2007
	10.000000	10.734006	7.34%	1,879	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.213995	8.494561	36.70%	21,966	2009
	11.308815	6.213995	-45.05%	18,409	2008
	10.261053	11.308815	10.21%	18,054	2007
	10.000000	10.261053	2.61%	16,810	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.974146	7.690526	28.73%	6,651	2009
	9.792857	5.974146	-38.99%	5,676	2008
	10.000000	9.792857	-2.07%	2,142	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.236784	14.721522	43.81%	26,744	2009
	14.432295	10.236784	-29.07%	27,548	2008
	14.207908	14.432295	1.58%	33,297	2007
	13.040874	14.207908	8.95%	37,549	2006
	12.931102	13.040874	0.85%	42,260	2005
	11.924059	12.931102	8.45%	50,202	2004
	9.900524	11.924059	20.44%	66,674	2003
	9.737236	9.900524	1.68%	55,099	2002
	9.486372	9.737236	2.64%	37,996	2001
	10.499020	9.486372	-9.65%	6,505	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.181762	11.772757	43.89%	10,350	2009
	11.552447	8.181762	-29.18%	7,556	2008
	11.369143	11.552447	1.61%	11,372	2007
	10.435727	11.369143	8.94%	15,434	2006
	10.000000	10.435727	4.36%	10,603	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.131881	10.390629	27.78%	0	2009
	15.304786	8.131881	-46.87%	0	2008
	12.221441	15.304786	25.23%	0	2007
	9.330986	12.221441	30.98%	0	2006
	7.274894	9.330986	28.26%	0	2005
	6.467638	7.274894	12.48%	0	2004
	4.841394	6.467638	33.59%	0	2003
	6.476357	4.841394	-25.25%	0	2002
	9.216139	6.476357	-29.73%	0	2001
	10.000000	9.216139	-7.84%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.018102	16.627569	27.73%	13,409	2009
	24.493336	13.018102	-46.85%	10,307	2008
	19.558384	24.493336	25.23%	49,960	2007
	14.934305	19.558384	30.96%	48,775	2006
	11.646653	14.934305	28.23%	45,352	2005
	10.339912	11.646653	12.64%	6,142	2004
	7.756602	10.339912	33.30%	2,700	2003
	10.000000	7.756602	-22.43%	1,503	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.803329	13.302032	23.13%	4,177	2009
	19.706262	10.803329	-45.18%	4,236	2008
	16.687268	19.706262	18.09%	4,976	2007
	13.457619	16.687268	24.00%	4,976	2006
	11.448092	13.457619	17.55%	5,563	2005
	10.048253	11.448092	13.93%	5,594	2004
	7.497562	10.048253	34.02%	5,850	2003
	10.202185	7.497562	-26.51%	8,317	2002
	12.758477	10.202185	-20.04%	7,582	2001
	14.771891	12.758477	-13.63%	57,683	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.567530	17.936037	23.12%	0	2009
	26.565458	14.567530	-45.16%	322	2008
	22.487719	26.565458	18.13%	850	2007
	18.145506	22.487719	23.93%	930	2006
	15.435931	18.145506	17.55%	1,113	2005
	13.548477	15.435931	13.93%	1,055	2004
	10.000000	13.548477	35.48%	1,235	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.130170	7.729430	50.67%	49,406	2009
	10.000000	5.130170	-48.70%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.116244	7.924306	29.56%	0	2009
	10.000000	6.116244	-38.84%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.114345	7.905921	29.30%	0	2009
	10.000000	6.114345	-38.86%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	6.348539	8.079041	27.26%	0	2009
	10.000000	6.348539	-36.51%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	7.908776	9.334244	18.02%	0	2009
	10.000000	7.908776	-20.91%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	7.187575	8.790510	22.30%	0	2009
	10.000000	7.187575	-28.12%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	9.057536	10.083319	11.33%	4,609	2009
	10.000000	9.057536	-9.42%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	7.544912	9.062813	20.12%	0	2009
	10.000000	7.544912	-24.55%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	6.824993	8.509389	24.68%	0	2009
	10.000000	6.824993	-31.75%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	8.288260	9.607347	15.92%	0	2009
	10.000000	8.288260	-17.12%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.845494	10.549709	7.15%	0	2009
	10.000000	9.845494	-1.55%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.823684	10.507651	6.96%	0	2009
	10.000000	9.823684	-1.76%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.755036	22.127024	60.86%	123	2009
	33.063004	13.755036	-58.40%	123	2008
	23.058810	33.063004	43.39%	123	2007
	17.121952	23.058810	34.67%	136	2006
	13.104750	17.121952	30.65%	136	2005
	11.018589	13.104750	18.93%	136	2004
	6.768606	11.018589	62.79%	136	2003
	8.106355	6.768606	-16.50%	784	2002
	8.680573	8.106355	-6.61%	307	2001
	10.000000	8.680573	-13.19%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.196467	24.471320	61.03%	10,356	2009
	36.586463	15.196467	-58.46%	11,704	2008
	25.521530	36.586463	43.36%	14,829	2007
	18.960812	25.521530	34.60%	19,492	2006
	14.510224	18.960812	30.67%	19,187	2005
	12.198995	14.510224	18.95%	11,221	2004
	7.495729	12.198995	62.75%	11,325	2003
	10.000000	7.495729	-25.04%	2,130	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.362980	14.527898	1.15%	69,293	2009
	13.536704	14.362980	6.10%	101,273	2008
	12.825824	13.536704	5.54%	127,623	2007
	12.599616	12.825824	1.80%	225,759	2006
	12.386709	12.599616	1.72%	238,748	2005
	12.178075	12.386709	1.71%	251,682	2004
	12.121079	12.178075	0.47%	311,150	2003
	11.087778	12.121079	9.32%	283,557	2002
	10.496056	11.087778	5.64%	139,142	2001
	9.467860	10.496056	10.86%	57,683	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	4.986558	6.555835	31.47%	26,367	2009
	8.259649	4.986558	-39.63%	27,455	2008
	7.015054	8.259649	17.74%	27,484	2007
	6.707862	7.015054	4.58%	27,907	2006
	6.394073	6.707862	4.91%	30,647	2005
	6.001871	6.394073	6.53%	33,639	2004
	4.590315	6.001871	30.75%	33,720	2003
	6.538172	4.590315	-29.79%	33,312	2002
	9.237443	6.538172	-29.22%	33,999	2001
	17.764281	9.237443	-27.63%	39,235	2000

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.554722	8.303543	26.68%	566	2009
	11.693487	6.554722	-43.95%	207	2008
	10.853520	11.693487	7.74%	2,424	2007
	10.000000	10.853520	8.54%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.522873	11.931917	25.30%	41,602	2009
	15.308184	9.522873	-37.79%	41,602	2008
	14.668581	15.308184	4.36%	45,343	2007
	12.741978	14.668581	15.12%	53,832	2006
	11.984875	12.741978	6.32%	58,943	2005
	10.670649	11.984875	12.32%	72,009	2004
	8.215054	10.670649	29.89%	68,174	2003
	10.000000	8.215054	-17.85%	32,913	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.523426	15.23%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.082047	20.82%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.101361	11.928224	7.45%	40,774	2009
	11.992742	11.101361	-7.43%	17,303	2008
	11.554601	11.992742	3.79%	8,575	2007
	11.049006	11.554601	4.58%	8,329	2006
	10.857746	11.049006	1.76%	17,007	2005
	10.533052	10.857746	3.08%	268,515	2004
	9.909899	10.533052	6.29%	277,581	2003
	10.000000	9.909899	-0.90%	70,756	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.303566	12.091079	17.35%	37,885	2009
	13.619819	10.303566	-24.35%	33,713	2008
	13.087664	13.619819	4.07%	82,390	2007
	11.931793	13.087664	9.69%	96,866	2006
	11.498473	11.931793	3.77%	104,393	2005
	10.657265	11.498473	7.89%	778,340	2004
	9.012363	10.657265	18.25%	725,544	2003
	10.000000	9.012363	-9.88%	206,887	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.919721	12.154289	22.53%	33,100	2009
	14.678830	9.919721	-32.42%	60,520	2008
	14.040065	14.678830	4.55%	75,822	2007
	12.443859	14.040065	12.83%	108,900	2006
	11.798411	12.443859	5.47%	127,805	2005
	10.685816	11.798411	10.41%	458,275	2004
	8.566085	10.685816	24.75%	396,256	2003
	10.000000	8.566085	-14.34%	177,512	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.778891	12.163228	12.84%	8,125	2009
	12.880912	10.778891	-16.32%	7,378	2008
	12.354247	12.880912	4.26%	26,719	2007
	11.567555	12.354247	6.80%	28,606	2006
	11.239043	11.567555	2.92%	32,148	2005
	10.647898	11.239043	5.55%	515,963	2004
	9.507569	10.647898	11.99%	516,547	2003
	10.000000	9.507569	-4.92%	147,104	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.077655	21.657282	34.70%	22,958	2009
	25.690552	16.077655	-37.42%	31,366	2008
	24.250660	25.690552	5.94%	41,184	2007
	22.403405	24.250660	8.25%	51,380	2006
	20.288824	22.403405	10.42%	65,115	2005
	17.797782	20.288824	14.00%	68,667	2004
	13.418734	17.797782	32.63%	72,276	2003
	16.084876	13.418734	-16.58%	59,629	2002
	16.547367	16.084876	-2.79%	48,561	2001
	14.580726	16.547367	13.49%	14,711	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.767718	11.596067	-1.46%	127,176	2009
	11.706507	11.767718	0.52%	240,304	2008
	11.342165	11.706507	3.21%	270,736	2007
	11.015384	11.342165	2.97%	218,991	2006
	10.892063	11.015384	1.13%	203,272	2005
	10.968931	10.892063	-0.70%	520,256	2004
	11.066732	10.968931	-0.88%	662,052	2003
	11.100780	11.066732	-0.31%	909,013	2002
	10.878760	11.100780	2.04%	574,816	2001
	10.415808	10.878760	4.44%	305,545	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.677180	14.306279	22.51%	43,096	2009
	14.333485	11.677180	-18.53%	46,301	2008
	13.909639	14.333485	3.05%	59,304	2007
	13.469205	13.909639	3.27%	69,876	2006
	13.382009	13.469205	0.65%	78,459	2005
	12.752538	13.382009	4.94%	137,242	2004
	11.547565	12.752538	10.43%	142,847	2003
	10.935239	11.547565	5.60%	78,722	2002
	10.656316	10.935239	2.62%	46,179	2001
	10.238786	10.656316	4.08%	22,642	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.078619	8.170431	34.41%	70,427	2009
	10.000000	6.078619	-39.21%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.667697	14.921868	27.89%	7,575	2009
	22.072817	11.667697	-47.14%	10,209	2008
	21.772574	22.072817	1.38%	18,853	2007
	18.007172	21.772574	20.91%	23,644	2006
	16.314137	18.007172	10.38%	25,090	2005
	13.772107	16.314137	18.46%	14,873	2004
	10.000000	13.772107	37.72%	4,287	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.300524	8.054001	27.83%	0	2009
	10.000000	6.300524	-36.99%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.284757	7.887411	25.50%	0	2009
	10.000000	6.284757	-37.15%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.216511	7.783988	25.21%	115,049	2009
	10.000000	6.216511	-37.83%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.689909	8.597378	28.51%	55,927	2009
	10.000000	6.689909	-33.10%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.823919	11.078364	25.55%	8,558	2009
	16.719936	8.823919	-47.23%	12,474	2008
	15.467798	16.719936	8.10%	14,130	2007
	15.214808	15.467798	1.66%	19,639	2006
	14.289660	15.214808	6.47%	26,859	2005
	12.791193	14.289660	11.71%	46,279	2004
	9.671672	12.791193	32.25%	49,920	2003
	14.718863	9.671672	-34.29%	40,263	2002
	16.761357	14.718863	-12.19%	38,964	2001
	20.297724	16.761357	-17.42%	24,488	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.780205	25.834325	24.32%	25,143	2009
	31.094922	20.780205	-33.17%	29,648	2008
	33.908952	31.094922	-8.30%	39,507	2007
	29.348465	33.908952	15.54%	48,731	2006
	28.905822	29.348465	1.53%	59,866	2005
	25.018122	28.905822	15.54%	65,279	2004
	16.192394	25.018122	54.51%	69,235	2003
	22.570133	16.192394	-28.26%	72,343	2002
	17.864340	22.570133	26.34%	56,807	2001
	16.308373	17.864340	9.54%	24,375	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	16.792408	22.280410	32.68%	23,557	2009
	27.581842	16.792408	-39.12%	33,903	2008
	27.419590	27.581842	0.59%	49,792	2007
	24.845062	27.419590	10.36%	65,387	2006
	22.456273	24.845062	10.64%	72,744	2005
	19.154484	22.456273	17.24%	76,373	2004
	13.790055	19.154484	38.90%	86,664	2003
	16.934952	13.790055	-18.57%	97,920	2002
	18.430186	16.934952	-8.11%	79,628	2001
	17.180698	18.430186	7.27%	45,866	2000

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.488044	10.542591	24.21%	33,193	2009
	14.744782	8.488044	-42.43%	38,391	2008
	13.838380	14.744782	6.55%	47,703	2007
	12.363615	13.838380	11.93%	66,988	2006
	11.682001	12.363615	5.83%	73,750	2005
	10.806133	11.682001	8.11%	79,410	2004
	8.603482	10.806133	25.60%	101,981	2003
	10.568710	8.603482	-18.59%	145,811	2002
	12.169023	10.568710	-13.15%	144,541	2001
	12.620906	12.169023	-3.58%	82,124	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.589702	7.203521	28.87%	82,438	2009
	10.000000	5.589702	-44.10%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.843634	10.385334	5.50%	0	2009
	10.000000	9.843634	-1.56%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.928952	29.29%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.903630	29.04%	662	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.145827	10.314299	26.62%	30,154	2009
	13.125312	8.145827	-37.94%	31,898	2008
	13.628411	13.125312	-3.69%	54,180	2007
	11.936752	13.628411	14.17%	89,440	2006
	11.624315	11.936752	2.69%	98,139	2005
	10.043723	11.624315	15.74%	91,958	2004
	7.757941	10.043723	29.46%	64,077	2003
	10.521790	7.757941	-26.27%	25,295	2002
	12.160926	10.521790	-13.48%	11,881	2001
	13.812331	12.160926	-11.96%	8,650	2000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.156003	14.457152	42.35%	74,722	2009
	18.925714	10.156003	-46.34%	96,942	2008
	16.833637	18.925714	12.43%	130,209	2007
	15.830998	16.833637	6.33%	151,466	2006
	15.291700	15.830998	3.53%	174,768	2005
	14.517548	15.291700	5.33%	201,850	2004
	11.255526	14.517548	28.98%	208,648	2003
	15.623539	11.255526	-27.96%	224,885	2002
	18.145209	15.623539	-13.90%	173,799	2001
	18.462618	18.145209	-1.72%	98,409	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.438879	18.492103	37.60%	25,252	2009
	22.813666	13.438879	-41.09%	33,000	2008
	21.782493	22.813666	4.73%	32,863	2007
	18.789648	21.782493	15.93%	40,688	2006
	16.682960	18.789648	12.63%	42,751	2005
	14.209351	16.682960	17.41%	132,405	2004
	10.000000	14.209351	42.09%	105,563	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.407890	11.575585	37.68%	39,572	2009
	14.271766	8.407890	-41.09%	51,579	2008
	13.629059	14.271766	4.72%	64,086	2007
	11.756121	13.629059	15.93%	80,852	2006
	10.440758	11.756121	12.60%	90,824	2005
	8.895100	10.440758	17.38%	103,479	2004
	6.314040	8.895100	40.88%	127,299	2003
	8.232600	6.314040	-23.30%	172,012	2002
	9.502715	8.232600	-13.37%	114,951	2001
	10.000000	9.502715	-4.97%	23,614	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.988444	2.482612	24.85%	0	2009
	9.563886	1.988444	-79.21%	0	2008
	10.000000	9.563886	-4.36%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.170717	2.679489	23.44%	1,890	2009
	10.333299	2.170717	-78.99%	1,890	2008
	10.502191	10.333299	-1.61%	1,890	2007
	10.000000	10.502191	5.02%	1,890	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.326193	11.784682	26.36%	82,783	2009
	15.388393	9.326193	-39.39%	96,109	2008
	14.962113	15.388393	2.85%	176,978	2007
	13.205210	14.962113	13.30%	213,648	2006
	12.649738	13.205210	4.39%	246,718	2005
	11.732516	12.649738	7.82%	234,956	2004
	9.399555	11.732516	24.82%	257,599	2003
	11.751920	9.399555	-20.02%	282,735	2002
	13.281403	11.751920	-11.52%	265,995	2001
	14.779520	13.281403	-10.14%	150,751	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.954845	8.047221	35.14%	4,374	2009
	9.724370	5.954845	-38.76%	3,800	2008
	9.994196	9.724370	-2.70%	4,452	2007
	10.000000	9.994196	-0.06%	3,631	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.633683	11.277175	30.62%	17,712	2009
	17.209838	8.633683	-49.83%	22,899	2008
	16.432771	17.209838	4.73%	35,473	2007
	16.203447	16.432771	1.42%	52,505	2006
	14.644219	16.203447	10.65%	64,338	2005
	12.412379	14.644219	17.98%	84,939	2004
	10.033548	12.412379	23.71%	97,271	2003
	14.107081	10.033548	-28.88%	103,305	2002
	20.839650	14.107081	-32.31%	133,275	2001
	23.834283	20.839650	-12.56%	103,103	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.856139	8.56%	820	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.935503	9.36%	3,005	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.594283	9.209929	39.67%	1,134	2009
	11.673904	6.594283	-43.51%	96	2008
	10.536702	11.673904	10.79%	2,443	2007
	10.000000	10.536702	5.37%	1,411	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.996774	8.632082	23.37%	2,412	2009
	11.145496	6.996774	-37.22%	2,828	2008
	10.983371	11.145496	1.48%	3,574	2007
	10.000000	10.983371	9.83%	3,249	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.550224	10.314278	8.00%	188	2009
	10.797546	9.550224	-11.55%	188	2008
	10.395936	10.797546	3.86%	0	2007
	10.000000	10.395936	3.96%	788	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	26.891737	34.490539	28.26%	853	2009
	32.110447	26.891737	-16.25%	950	2008
	30.603032	32.110447	4.93%	1,049	2007
	28.037652	30.603032	9.15%	5,399	2006
	25.356933	28.037652	10.57%	5,763	2005
	23.389566	25.356933	8.41%	5,866	2004
	18.570832	23.389566	25.95%	6,052	2003
	17.261739	18.570832	7.58%	6,804	2002
	15.918288	17.261739	8.44%	4,812	2001
	14.507420	15.918288	9.73%	4,452	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.583445	22.246184	110.20%	9,212	2009
	30.483292	10.583445	-65.28%	1,439	2008
	22.498101	30.483292	35.49%	2,042	2007
	16.368454	22.498101	37.45%	2,126	2006
	12.601515	16.368454	29.89%	604	2005
	10.000000	12.601515	26.02%	520	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	20.865450	43.813936	109.98%	6,099	2009
	60.148122	20.865450	-65.31%	6,099	2008
	44.376351	60.148122	35.54%	6,887	2007
	32.295777	44.376351	37.41%	7,019	2006
	24.838435	32.295777	30.02%	7,989	2005
	20.030473	24.838435	24.00%	8,852	2004
	13.188423	20.030473	51.88%	9,929	2003
	13.789595	13.188423	-4.36%	11,600	2002
	14.259243	13.789595	-3.29%	9,615	2001
	24.900624	14.259243	-42.74%	6,421	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.346970	26.932078	55.26%	1,679	2009
	32.673221	17.346970	-46.91%	1,862	2008
	22.826527	32.673221	43.14%	2,179	2007
	18.607412	22.826527	22.67%	3,506	2006
	12.458870	18.607412	49.35%	1,969	2005
	10.000000	12.458870	24.59%	1,296	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	26.575168	41.237130	55.17%	0	2009
	50.080524	26.575168	-46.94%	0	2008
	34.980940	50.080524	43.17%	173	2007
	28.525563	34.980940	22.63%	173	2006
	19.092790	28.525563	49.40%	276	2005
	15.602972	19.092790	22.37%	745	2004
	10.940542	15.602972	42.62%	3,455	2003
	11.431171	10.940542	-4.29%	4,654	2002
	12.959993	11.431171	-11.80%	3,136	2001
	11.809742	12.959993	9.74%	3,431	2000

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	8.321500	10.414816	25.16%	2,169	2009
	13.597276	8.321500	-38.80%	3,289	2008
	12.555891	13.597276	8.29%	3,437	2007
	11.212563	12.555891	11.98%	3,538	2006
	10.467304	11.212563	7.12%	4,494	2005
	9.690056	10.467304	8.02%	4,685	2004
	7.288675	9.690056	32.95%	7,541	2003
	9.665888	7.288675	-24.59%	10,412	2002
	9.782879	9.665888	-1.20%	12,304	2001
	10.045034	9.782879	-2.61%	12,614	2000

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.069260	30.69%	1,267	2009*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.017824	14.069675	40.45%	0	2009
	15.837244	10.017824	-36.75%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.115274	12.060795	8.51%	26,554	2009
	11.472534	11.115274	-3.11%	26,554	2008
	10.643627	11.472534	7.79%	1,220	2007
	10.641817	10.643627	0.02%	2,202	2006
	10.642589	10.641817	-0.01%	2,202	2005
	10.216492	10.642589	4.17%	0	2004
	10.000000	10.216492	2.16%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.756634	11.343661	16.27%	91	2009
	15.150584	9.756634	-35.60%	2,339	2008
	15.400828	15.150584	-1.62%	91	2007
	13.359736	15.400828	15.28%	91	2006
	12.968874	13.359736	3.01%	472	2005
	11.658279	12.968874	11.24%	2,511	2004
	9.154526	11.658279	27.35%	6,571	2003
	11.532853	9.154526	-20.62%	5,624	2002
	12.783396	11.532853	-9.78%	2,149	2001
	14.525483	12.783396	-11.99%	1,130	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.906617	10.114983	27.93%	0	2009
	10.616031	7.906617	-25.52%	0	2008
	11.038582	10.616031	-3.83%	0	2007
	10.000000	11.038582	10.39%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.204930	16.762603	18.01%	937	2009
	19.705270	14.204930	-27.91%	2,440	2008
	21.101512	19.705270	-6.62%	937	2007
	18.063317	21.101512	16.82%	1,770	2006
	17.467591	18.063317	3.41%	1,622	2005
	15.518266	17.467591	12.56%	1,101	2004
	12.222795	15.518266	26.96%	2,470	2003
	14.208598	12.222795	-13.98%	5,326	2002
	12.793204	14.208598	11.06%	5,652	2001
	10.998104	12.793204	16.32%	1,285	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.051594	20.52%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.100225	1.00%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.779387	12.037287	23.09%	0	2009
	14.378592	9.779387	-31.99%	0	2008
	14.702514	14.378592	-2.20%	736	2007
	13.052374	14.702514	12.64%	736	2006
	12.363005	13.052374	5.58%	736	2005
	10.302820	12.363005	20.00%	2,194	2004
	7.595316	10.302820	35.65%	0	2003
	10.000000	7.595316	-24.05%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.443071	9.801238	31.68%	0	2009
	11.529422	7.443071	-35.44%	0	2008
	10.865963	11.529422	6.11%	0	2007
	10.106683	10.865963	7.51%	0	2006
	9.907140	10.106683	2.01%	0	2005
	9.474668	9.907140	4.56%	0	2004
	7.637651	9.474668	24.05%	337	2003
	10.918541	7.637651	-30.05%	337	2002
	14.325738	10.918541	-23.78%	12,876	2001
	16.354471	14.325738	-12.40%	12,798	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.025801	11.225947	24.38%	637	2009
	14.585446	9.025801	-38.12%	637	2008
	14.076570	14.585446	3.62%	637	2007
	12.379057	14.076570	13.71%	1,877	2006
	12.009933	12.379057	3.07%	1,877	2005
	11.025774	12.009933	8.93%	9,993	2004
	8.724586	11.025774	26.38%	4,789	2003
	11.414791	8.724586	-23.57%	5,454	2002
	13.204037	11.414791	-13.55%	6,239	2001
	14.782794	13.204037	-10.68%	4,966	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.340571	12.476865	20.66%	0	2009
	14.909523	10.340571	-30.64%	0	2008
	14.137200	14.909523	5.46%	0	2007
	12.327848	14.137200	14.68%	975	2006
	11.996198	12.327848	2.76%	975	2005
	11.599710	11.996198	3.42%	2,116	2004
	9.723715	11.599710	19.29%	3,887	2003
	11.859151	9.723715	-18.01%	5,506	2002
	13.283611	11.859151	-10.72%	4,531	2001
	13.580004	13.283611	-2.18%	2,912	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.369872	14.666819	18.57%	988	2009
	13.552311	12.369872	-8.72%	1,193	2008
	13.063536	13.552311	3.74%	2,500	2007
	12.739427	13.063536	2.54%	2,764	2006
	12.773711	12.739427	-0.27%	3,074	2005
	12.521545	12.773711	2.01%	3,413	2004
	12.154048	12.521545	3.02%	2,315	2003
	11.294237	12.154048	7.61%	3,775	2002
	10.621724	11.294237	6.33%	3,881	2001
	9.767363	10.621724	8.75%	1,687	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.279353	10.119745	22.23%	0	2009
	11.224535	8.279353	-26.24%	0	2008
	10.494851	11.224535	6.95%	0	2007
	10.000000	10.494851	4.95%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.554008	9.577005	26.78%	0	2009
	11.403328	7.554008	-33.76%	0	2008
	10.514805	11.403328	8.45%	0	2007
	10.000000	10.514805	5.15%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	7.030879	9.095709	29.37%	0	2009
	11.533156	7.030879	-39.04%	0	2008
	10.534920	11.533156	9.48%	0	2007
	10.000000	10.534920	5.35%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.083461	17.474549	33.56%	29	2009
	23.158696	13.083461	-43.51%	29	2008
	20.020089	23.158696	15.68%	19,026	2007
	18.222498	20.020089	9.86%	29,418	2006
	15.839841	18.222498	15.04%	34,502	2005
	13.949406	15.839841	13.55%	38,065	2004
	11.038967	13.949406	26.37%	39,130	2003
	12.379644	11.038967	-10.83%	38,165	2002
	14.349605	12.379644	-13.73%	34,033	2001
	15.623458	14.349605	-8.15%	35,114	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.024270	8.752400	45.29%	0	2009
	13.421070	6.024270	-55.11%	0	2008
	9.360928	13.421070	43.37%	0	2007
	10.000000	9.360928	-6.39%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.790590	12.533482	28.02%	5,759	2009
	17.357577	9.790590	-43.59%	8,423	2008
	17.385893	17.357577	-0.16%	4,304	2007
	14.705887	17.385893	18.22%	17,670	2006
	14.123525	14.705887	4.12%	16,664	2005
	12.879796	14.123525	9.66%	18,487	2004
	10.046372	12.879796	28.20%	19,060	2003
	12.294512	10.046372	-18.29%	17,757	2002
	13.158890	12.294512	-6.57%	7,608	2001
	12.339995	13.158890	6.64%	5,354	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.334388	7.652780	43.46%	0	2009
	12.057582	5.334388	-55.76%	0	2008
	9.954596	12.057582	21.13%	0	2007
	9.601897	9.954596	3.67%	0	2006
	8.958732	9.601897	7.18%	0	2005
	8.499719	8.958732	5.40%	0	2004
	6.658420	8.499719	27.65%	0	2003
	8.661731	6.658420	-23.13%	3,104	2002
	10.283843	8.661731	-15.77%	3,729	2001
	12.611273	10.283843	-18.46%	3,589	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.009173	10.104505	26.16%	0	2009
	15.418206	8.009173	-48.05%	0	2008
	12.345038	15.418206	24.89%	820	2007
	11.748014	12.345038	5.08%	1,651	2006
	11.291830	11.748014	4.04%	3,284	2005
	11.107117	11.291830	1.66%	2,067	2004
	8.496503	11.107117	30.73%	12,831	2003
	12.364452	8.496503	-31.28%	11,738	2002
	15.266755	12.364452	-19.01%	24,288	2001
	17.435504	15.266755	-12.44%	23,066	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.372353	11.850852	41.55%	0	2009
	11.348609	8.372353	-26.23%	0	2008
	11.229923	11.348609	1.06%	0	2007
	10.259436	11.229923	9.46%	0	2006
	10.164065	10.259436	0.94%	0	2005
	9.431127	10.164065	7.77%	0	2004
	7.544684	9.431127	25.00%	0	2003
	7.395859	7.544684	2.01%	0	2002
	8.527425	7.395859	-13.27%	0	2001
	11.191773	8.527425	-23.81%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.225384	10.238503	41.70%	0	2009
	9.782807	7.225384	-26.14%	0	2008
	10.000000	9.782807	-2.17%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.462273	11.914564	13.88%	0	2009
	10.994792	10.462273	-4.84%	0	2008
	10.717458	10.994792	2.59%	0	2007
	10.436937	10.717458	2.69%	0	2006
	10.384779	10.436937	0.50%	0	2005
	10.111553	10.384779	2.70%	0	2004
	10.000000	10.111553	1.12%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.662004	9.183259	37.85%	0	2009
	11.186819	6.662004	-40.45%	0	2008
	9.839985	11.186819	13.69%	0	2007
	10.000000	9.839985	-1.60%	103	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.285190	14.047583	24.48%	0	2009
	20.420848	11.285190	-44.74%	0	2008
	17.698704	20.420848	15.38%	1,067	2007
	15.241215	17.698704	16.12%	1,239	2006
	13.011854	15.241215	17.13%	2,273	2005
	11.645888	13.011854	11.73%	2,273	2004
	8.260228	11.645888	40.99%	3,191	2003
	10.533247	8.260228	-21.58%	3,191	2002
	13.591466	10.533247	-22.50%	3,191	2001
	17.074312	13.591466	-20.40%	4,506	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.541812	13.127680	24.53%	0	2009
	19.080088	10.541812	-44.75%	0	2008
	16.534063	19.080088	15.40%	1,135	2007
	14.237947	16.534063	16.13%	1,743	2006
	12.160149	14.237947	17.09%	1,743	2005
	10.882746	12.160149	11.74%	872	2004
	7.716368	10.882746	41.03%	974	2003
	10.000000	7.716368	-22.84%	250	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.477240	11.586518	54.96%	130	2009
	15.556357	7.477240	-51.93%	0	2008
	14.964645	15.556357	3.95%	0	2007
	13.080838	14.964645	14.40%	0	2006
	12.955237	13.080838	0.97%	0	2005
	11.544394	12.955237	12.22%	0	2004
	7.431305	11.544394	55.35%	0	2003
	10.000000	7.431305	-25.69%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.852078	10.482089	33.49%	0	2009
	11.338348	7.852078	-30.75%	0	2008
	11.100789	11.338348	2.14%	0	2007
	10.000000	11.100789	11.01%	281	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.425835	8.170719	27.15%	0	2009
	9.744526	6.425835	-34.06%	0	2008
	10.140131	9.744526	-3.90%	0	2007
	10.000000	10.140131	1.40%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.587021	8.446738	28.23%	0	2009
	10.000000	6.587021	-34.13%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.287761	10.686648	69.96%	0	2009
	13.495083	6.287761	-53.41%	0	2008
	10.651851	13.495083	26.69%	0	2007
	10.000000	10.651851	6.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.229077	9.764383	35.07%	0	2009
	12.319021	7.229077	-41.32%	0	2008
	10.839679	12.319021	13.65%	0	2007
	10.000000	10.839679	8.40%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.922782	13.931412	16.85%	0	2009
	11.402754	11.922782	4.56%	0	2008
	10.432283	11.402754	9.30%	0	2007
	10.000000	10.432283	4.32%	8,551	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.318439	8.697747	18.85%	0	2009
	12.956910	7.318439	-43.52%	0	2008
	11.779890	12.956910	9.99%	0	2007
	11.281422	11.779890	4.42%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.695275	10.757175	39.79%	0	2009
	14.784302	7.695275	-47.95%	0	2008
	13.585319	14.784302	8.83%	0	2007
	11.869134	13.585319	14.46%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.174627	21.143472	23.11%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.240588	8.971001	43.75%	10,906	2009
	11.382719	6.240588	-45.17%	7,331	2008
	8.462578	11.382719	34.51%	10,102	2007
	7.877344	8.462578	7.43%	10,164	2006
	7.108411	7.877344	10.82%	16,038	2005
	6.120554	7.108411	16.14%	17,350	2004
	5.170642	6.120554	18.37%	19,100	2003
	6.247210	5.170642	-17.23%	19,163	2002
	8.118530	6.247210	-23.05%	21,478	2001
	10.000000	8.118530	-18.81%	20,453	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.851660	12.143365	54.66%	0	2009
	14.215620	7.851660	-44.77%	0	2008
	11.860451	14.215620	19.86%	0	2007
	11.160543	11.860451	6.27%	0	2006
	10.182376	11.160543	9.61%	0	2005
	10.257004	10.182376	-0.73%	0	2004
	7.080856	10.257004	44.86%	0	2003
	10.000000	7.080856	-29.19%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.560843	3.955620	54.47%	2,116	2009
	4.642758	2.560843	-44.84%	2,116	2008
	3.875357	4.642758	19.80%	3,896	2007
	3.650452	3.875357	6.16%	3,962	2006
	3.323846	3.650452	9.83%	6,557	2005
	3.357170	3.323846	-0.99%	8,730	2004
	2.328014	3.357170	44.21%	10,549	2003
	4.003432	2.328014	-41.85%	12,685	2002
	6.488148	4.003432	-38.30%	17,762	2001
	10.000000	6.488148	-35.12%	18,019	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.320575	23.483877	76.30%	1,962	2009
	28.313138	13.320575	-52.95%	844	2008
	22.456808	28.313138	26.08%	1,176	2007
	15.548617	22.456808	44.43%	1,476	2006
	11.962481	15.548617	29.98%	903	2005
	10.235608	11.962481	16.87%	903	2004
	7.727134	10.235608	32.46%	903	2003
	10.000000	7.727134	-22.73%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.728195	13.624574	76.30%	2,242	2009
	16.432956	7.728195	-52.97%	2,242	2008
	13.039486	16.432956	26.02%	3,156	2007
	9.032380	13.039486	44.36%	5,611	2006
	6.953235	9.032380	29.90%	7,307	2005
	5.950696	6.953235	16.85%	7,377	2004
	4.492787	5.950696	32.45%	8,314	2003
	6.146956	4.492787	-26.91%	8,377	2002
	8.155155	6.146956	-24.62%	9,728	2001
	10.000000	8.155155	-18.45%	10,254	2000*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.323754	11.629845	24.73%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.064340	12.132886	20.55%	0	2009
	15.199863	10.064340	-33.79%	5,530	2008
	14.350718	15.199863	5.92%	0	2007
	12.095679	14.350718	18.64%	2,335	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.932255	9.965779	11.57%	0	2009
	10.480296	8.932255	-14.77%	0	2008
	10.161335	10.480296	3.14%	0	2007
	9.904696	10.161335	2.59%	0	2006
	9.917071	9.904696	-0.12%	0	2005
	9.995324	9.917071	-0.78%	0	2004
	10.000000	9.995324	-0.05%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.240292	9.958495	20.85%	0	2009
	13.829095	8.240292	-40.41%	0	2008
	13.976079	13.829095	-1.05%	0	2007
	13.487189	13.976079	3.62%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.379915	10.842704	29.39%	0	2009
	14.056308	8.379915	-40.38%	0	2008
	13.268612	14.056308	5.94%	0	2007
	11.852772	13.268612	11.95%	0	2006
	11.266289	11.852772	5.21%	0	2005
	10.000000	11.266289	12.66%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.300553	13.01%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.434223	24.34%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.547477	9.170310	21.50%	2,161	2009
	10.917058	7.547477	-30.87%	2,161	2008
	10.448212	10.917058	4.49%	0	2007
	10.000000	10.448212	4.48%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.382348	10.359202	10.41%	988	2009
	10.573953	9.382348	-11.27%	988	2008
	10.430304	10.573953	1.38%	0	2007
	10.000000	10.430304	4.30%	494	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.297903	10.173918	39.41%	3,908	2009
	12.080556	7.297903	-39.59%	0	2008
	10.730389	12.080556	12.58%	0	2007
	10.000000	10.730389	7.30%	390	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.205551	8.478706	36.63%	0	2009
	11.299224	6.205551	-45.08%	0	2008
	10.257600	11.299224	10.15%	0	2007
	10.000000	10.257600	2.58%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.969082	7.680104	28.66%	3,337	2009
	9.789543	5.969082	-39.03%	3,337	2008
	10.000000	9.789543	-2.10%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.183633	14.637649	43.74%	0	2009
	14.364668	10.183633	-29.11%	0	2008
	14.148553	14.364668	1.53%	1,131	2007
	12.992981	14.148553	8.89%	1,208	2006
	12.890147	12.992981	0.80%	1,892	2005
	11.892325	12.890147	8.39%	1,978	2004
	9.879176	11.892325	20.38%	2,567	2003
	9.721174	9.879176	1.63%	1,541	2002
	9.475563	9.721174	2.59%	1,650	2001
	10.492359	9.475563	-9.69%	1,735	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.166545	11.744906	43.82%	0	2009
	11.536825	8.166545	-29.21%	0	2008
	11.359568	11.536825	1.56%	0	2007
	10.432214	11.359568	8.89%	0	2006
	10.000000	10.432214	4.32%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.097881	10.341937	27.71%	0	2009
	15.248556	8.097881	-46.89%	0	2008
	12.182757	15.248556	25.17%	0	2007
	9.306171	12.182757	30.91%	0	2006
	7.259219	9.306171	28.20%	0	2005
	6.456972	7.259219	12.42%	0	2004
	4.835860	6.456972	33.52%	0	2003
	6.472249	4.835860	-25.28%	0	2002
	9.215010	6.472249	-29.76%	0	2001
	10.000000	9.215010	-7.85%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.974091	16.562944	27.66%	0	2009
	24.422976	12.974091	-46.88%	0	2008
	19.512150	24.422976	25.17%	0	2007
	14.906551	19.512150	30.90%	0	2006
	11.630897	14.906551	28.16%	0	2005
	10.331173	11.630897	12.58%	0	2004
	7.753975	10.331173	33.24%	0	2003
	10.000000	7.753975	-22.46%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.747242	13.226261	23.07%	0	2009
	19.613938	10.747242	-45.21%	0	2008
	16.617558	19.613938	18.03%	258	2007
	13.408175	16.617558	23.94%	258	2006
	11.411811	13.408175	17.49%	258	2005
	10.021510	11.411811	13.87%	258	2004
	7.481395	10.021510	33.95%	258	2003
	10.185366	7.481395	-26.55%	2,669	2002
	12.743972	10.185366	-20.08%	2,990	2001
	14.762540	12.743972	-13.67%	2,626	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.525655	17.875394	23.06%	0	2009
	26.502591	14.525655	-45.19%	0	2008
	22.445955	26.502591	18.07%	0	2007
	18.120974	22.445955	23.87%	0	2006
	15.422868	18.120974	17.49%	0	2005
	13.543884	15.422868	13.87%	0	2004
	10.000000	13.543884	35.44%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.128430	7.722891	50.59%	7,039	2009
	10.000000	5.128430	-48.72%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.114157	7.917563	29.50%	0	2009
	10.000000	6.114157	-38.86%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.112260	7.899216	29.24%	0	2009
	10.000000	6.112260	-38.88%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	6.346384	8.072182	27.19%	0	2009
	10.000000	6.346384	-36.54%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	7.906100	9.326349	17.96%	0	2009
	10.000000	7.906100	-20.94%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	7.185138	8.783074	22.24%	0	2009
	10.000000	7.185138	-28.15%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	9.054467	10.074792	11.27%	0	2009
	10.000000	9.054467	-9.46%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	7.542347	9.055130	20.06%	0	2009
	10.000000	7.542347	-24.58%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	6.822678	8.502192	24.62%	0	2009
	10.000000	6.822678	-31.77%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	8.285451	9.599226	15.86%	0	2009
	10.000000	8.285451	-17.15%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.842156	10.540779	7.10%	0	2009
	10.000000	9.842156	-1.58%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.820358	10.498770	6.91%	0	2009
	10.000000	9.820358	-1.80%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.697545	22.023367	60.78%	0	2009
	32.941605	13.697545	-58.42%	0	2008
	22.985864	32.941605	43.31%	0	2007
	17.076429	22.985864	34.61%	0	2006
	13.076523	17.076429	30.59%	0	2005
	11.000440	13.076523	18.87%	0	2004
	6.760886	11.000440	62.71%	0	2003
	8.101230	6.760886	-16.54%	0	2002
	8.679512	8.101230	-6.66%	0	2001
	10.000000	8.679512	-13.20%	0	2000*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.145084	24.376212	60.95%	0	2009
	36.481374	15.145084	-58.49%	0	2008
	25.461205	36.481374	43.28%	0	2007
	18.925563	25.461205	34.53%	0	2006
	14.490577	18.925563	30.61%	0	2005
	12.188660	14.490577	18.89%	0	2004
	7.493172	12.188660	62.66%	0	2003
	10.000000	7.493172	-25.07%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.288471	14.445190	1.10%	2,393	2009
	13.473320	14.288471	6.05%	2,393	2008
	12.772282	13.473320	5.49%	2,393	2007
	12.553370	12.772282	1.74%	2,393	2006
	12.347500	12.553370	1.67%	2,393	2005
	12.145681	12.347500	1.66%	3,110	2004
	12.094979	12.145681	0.42%	8,686	2003
	11.069522	12.094979	9.26%	11,940	2002
	10.484119	11.069522	5.58%	10,743	2001
	9.461864	10.484119	10.80%	0	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	4.960659	6.518468	31.40%	1,555	2009
	8.220945	4.960659	-39.66%	1,555	2008
	6.985741	8.220945	17.68%	1,555	2007
	6.683217	6.985741	4.53%	2,692	2006
	6.373790	6.683217	4.85%	5,563	2005
	5.985870	6.373790	6.48%	2,692	2004
	4.580410	5.985870	30.68%	2,692	2003
	6.527385	4.580410	-29.83%	5,764	2002
	9.226923	6.527385	-29.26%	7,310	2001
	12.756184	9.226923	-27.67%	8,765	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.545828	8.288047	26.62%	0	2009
	11.683575	6.545828	-43.97%	0	2008
	10.849859	11.683575	7.68%	0	2007
	10.000000	10.849859	8.50%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.489423	11.883980	25.23%	0	2009
	15.262171	9.489423	-37.82%	0	2008
	14.631960	15.262171	4.31%	0	2007
	12.716604	14.631960	15.06%	0	2006
	11.967058	12.716604	6.26%	0	2005
	10.660201	11.967058	12.26%	0	2004
	8.211169	10.660201	29.83%	0	2003
	10.000000	8.211169	-17.89%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.519523	15.20%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.077950	20.78%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.062388	11.880314	7.39%	0	2009
	11.956703	11.062388	-7.48%	0	2008
	11.525753	11.956703	3.74%	0	2007
	11.027002	11.525753	4.52%	0	2006
	10.841616	11.027002	1.71%	0	2005
	10.522733	10.841616	3.03%	0	2004
	9.905214	10.522733	6.23%	0	2003
	10.000000	9.905214	-0.95%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.267363	12.042482	17.29%	0	2009
	13.578871	10.267363	-24.39%	0	2008
	13.054979	13.578871	4.01%	0	2007
	11.908017	13.054979	9.63%	0	2006
	11.481376	11.908017	3.72%	0	2005
	10.646835	11.481376	7.84%	0	2004
	9.008104	10.646835	18.19%	0	2003
	10.000000	9.008104	-9.92%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.884870	12.105449	22.46%	0	2009
	14.634701	9.884870	-32.46%	0	2008
	14.005009	14.634701	4.50%	0	2007
	12.419064	14.005009	12.77%	0	2006
	11.780866	12.419064	5.42%	0	2005
	10.675348	11.780866	10.36%	0	2004
	8.562027	10.675348	24.68%	0	2003
	10.000000	8.562027	-14.38%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.741025	12.114345	12.79%	0	2009
	12.842197	10.741025	-16.36%	0	2008
	12.323405	12.842197	4.21%	0	2007
	11.544509	12.323405	6.75%	0	2006
	11.222329	11.544509	2.87%	0	2005
	10.637462	11.222329	5.50%	0	2004
	9.503076	10.637462	11.94%	0	2003
	10.000000	9.503076	-4.97%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.994221	21.533962	34.64%	0	2009
	25.570254	15.994221	-37.45%	0	2008
	24.149432	25.570254	5.88%	671	2007
	22.321192	24.149432	8.19%	10,374	2006
	20.224594	22.321192	10.37%	12,752	2005
	17.750446	20.224594	13.94%	11,796	2004
	13.389824	17.750446	32.57%	793	2003
	16.058378	13.389824	-16.62%	1,111	2002
	16.528554	16.058378	-2.84%	2,611	2001
	14.571500	16.528554	13.43%	2,873	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.706618	11.530003	-1.51%	0	2009
	11.651639	11.706618	0.47%	78,808	2008
	11.294770	11.651639	3.16%	100,926	2007
	10.974911	11.294770	2.91%	8,567	2006
	10.857538	10.974911	1.08%	0	2005
	10.939717	10.857538	-0.75%	14,220	2004
	11.042864	10.939717	-0.93%	23,118	2003
	11.082465	11.042864	-0.36%	22,828	2002
	10.866357	11.082465	1.99%	14,851	2001
	10.409189	10.866357	4.39%	5,236	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.616550	14.224766	22.45%	191	2009
	14.266311	11.616550	-18.57%	191	2008
	13.851522	14.266311	2.99%	191	2007
	13.419727	13.851522	3.22%	908	2006
	13.339610	13.419727	0.60%	1,106	2005
	12.718597	13.339610	4.88%	2,274	2004
	11.522667	12.718597	10.38%	3,083	2003
	10.917216	11.522667	5.55%	2,344	2002
	10.644186	10.917216	2.57%	1,131	2001
	10.232296	10.644186	4.03%	988	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.545828	8.288047	26.62%	0	2009
	11.683575	6.545828	-43.97%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.634171	14.871436	27.83%	0	2009
	22.020598	11.634171	-47.17%	0	2008
	21.732167	22.020598	1.33%	0	2007
	17.982850	21.732167	20.85%	3,106	2006
	16.300341	17.982850	10.32%	3,300	2005
	13.767448	16.300341	18.40%	3,106	2004
	10.000000	13.767448	37.67%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.298373	8.047163	27.77%	0	2009
	10.000000	6.298373	-37.02%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.282625	7.880723	25.44%	0	2009
	10.000000	6.282625	-37.17%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.214397	7.777395	25.15%	1,995	2009
	10.000000	6.214397	-37.86%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.687632	8.590080	28.45%	1,039	2009
	10.000000	6.687632	-33.12%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.780713	11.018517	25.49%	0	2009
	16.646531	8.780713	-47.25%	0	2008
	15.407749	16.646531	8.04%	0	2007
	15.163424	15.407749	1.61%	7,864	2006
	14.248614	15.163424	6.42%	7,864	2005
	12.760922	14.248614	11.66%	7,864	2004
	9.653687	12.760922	32.19%	8,363	2003
	14.698966	9.653687	-34.32%	8,363	2002
	16.747262	14.698966	-12.23%	8,363	2001
	20.290923	16.747262	-17.46%	9,266	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.672323	25.687156	24.26%	442	2009
	30.949250	20.672323	-33.21%	442	2008
	33.767343	30.949250	-8.35%	1,224	2007
	29.240705	33.767343	15.48%	1,738	2006
	28.814275	29.240705	1.48%	1,738	2005
	24.951544	28.814275	15.48%	2,192	2004
	16.157486	24.951544	54.43%	2,258	2003
	22.532936	16.157486	-28.29%	2,574	2002
	17.844017	22.532936	26.28%	14,002	2001
	16.298055	17.844017	9.49%	13,037	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	16.705232	22.153496	32.61%	6	2009
	27.452618	16.705232	-39.15%	6	2008
	27.305066	27.452618	0.54%	210	2007
	24.753824	27.305066	10.31%	1,123	2006
	22.385127	24.753824	10.58%	2,684	2005
	19.103495	22.385127	17.18%	3,100	2004
	13.760315	19.103495	38.83%	3,541	2003
	16.907018	13.760315	-18.61%	4,002	2002
	18.409209	16.907018	-8.16%	4,070	2001
	17.169820	18.409209	7.22%	3,671	2000

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.443977	10.482532	24.14%	762	2009
	14.675695	8.443977	-42.46%	762	2008
	13.780579	14.675695	6.50%	762	2007
	12.318206	13.780579	11.87%	3,081	2006
	11.644990	12.318206	5.78%	3,081	2005
	10.777358	11.644990	8.05%	2,319	2004
	8.584915	10.777358	25.54%	7,105	2003
	10.551259	8.584915	-18.64%	10,218	2002
	12.155152	10.551259	-13.20%	6,475	2001
	12.612898	12.155152	-3.63%	6,267	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.587798	7.197397	28.81%	0	2009
	10.000000	5.587798	-44.12%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.840303	10.376547	5.45%	0	2009
	10.000000	9.840303	-1.60%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.924568	29.25%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.899269	28.99%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.103526	10.255537	26.56%	0	2009
	13.063813	8.103526	-37.97%	0	2008
	13.571478	13.063813	-3.74%	813	2007
	11.892899	13.571478	14.11%	3,282	2006
	11.587479	11.892899	2.64%	3,663	2005
	10.016970	11.587479	15.68%	3,478	2004
	7.741201	10.016970	29.40%	0	2003
	10.504440	7.741201	-26.31%	0	2002
	12.147081	10.504440	-13.52%	0	2001
	13.803577	12.147081	-12.00%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.103262	14.374787	42.28%	465	2009
	18.837030	10.103262	-46.36%	465	2008
	16.763314	18.837030	12.37%	465	2007
	15.772843	16.763314	6.28%	1,514	2006
	15.243243	15.772843	3.47%	1,514	2005
	14.478903	15.243243	5.28%	2,301	2004
	11.231257	14.478903	28.92%	2,336	2003
	15.597781	11.231257	-27.99%	2,503	2002
	18.124562	15.597781	-13.94%	1,454	2001
	18.450922	18.124562	-1.77%	989	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.400233	18.429576	37.53%	0	2009
	22.759649	13.400233	-41.12%	0	2008
	21.742014	22.759649	4.68%	0	2007
	18.764224	21.742014	15.87%	0	2006
	16.668829	18.764224	12.57%	0	2005
	14.204530	16.668829	17.35%	0	2004
	10.000000	14.204530	42.05%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.370969	11.518899	37.61%	905	2009
	14.216315	8.370969	-41.12%	905	2008
	13.583024	14.216315	4.66%	905	2007
	11.722343	13.583024	15.87%	1,978	2006
	10.416023	11.722343	12.54%	1,978	2005
	8.878533	10.416023	17.32%	1,978	2004
	6.305481	8.878533	40.81%	2,366	2003
	8.225627	6.305481	-23.34%	2,366	2002
	9.499528	8.225627	-13.41%	1,293	2001
	10.000000	9.499528	-5.00%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.986750	2.479231	24.79%	0	2009
	9.560634	1.986750	-79.22%	0	2008
	10.000000	9.560634	-4.39%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.167769	2.674491	23.38%	0	2009
	10.324542	2.167769	-79.00%	0	2008
	10.498653	10.324542	-1.66%	0	2007
	10.000000	10.498653	4.99%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.277785	11.717558	26.30%	2,474	2009
	15.316318	9.277785	-39.43%	2,474	2008
	14.899636	15.316318	2.80%	2,753	2007
	13.156712	14.899636	13.25%	2,793	2006
	12.609661	13.156712	4.34%	5,699	2005
	11.701284	12.609661	7.76%	6,913	2004
	9.379287	11.701284	24.76%	7,328	2003
	11.732552	9.379287	-20.06%	10,119	2002
	13.266293	11.732552	-11.56%	21,427	2001
	14.770155	13.266293	-10.18%	19,102	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.946778	8.032226	35.07%	0	2009
	9.716144	5.946778	-38.79%	0	2008
	9.990835	9.716144	-2.75%	0	2007
	10.000000	9.990835	-0.09%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.588847	11.212926	30.55%	631	2009
	17.129200	8.588847	-49.86%	631	2008
	16.364120	17.129200	4.68%	1,842	2007
	16.143935	16.364120	1.36%	1,840	2006
	14.597814	16.143935	10.59%	1,839	2005
	12.379330	14.597814	17.92%	1,839	2004
	10.011907	12.379330	23.65%	2,486	2003
	14.083811	10.011907	-28.91%	3,518	2002
	20.815942	14.083811	-32.34%	20,266	2001
	23.819210	20.815942	-12.61%	21,616	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.852457	8.52%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.931791	9.32%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.585343	9.192758	39.59%	0	2009
	11.664029	6.585343	-43.54%	0	2008
	10.533157	11.664029	10.74%	0	2007
	10.000000	10.533157	5.33%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.987280	8.615984	23.31%	0	2009
	11.136039	6.987280	-37.26%	7,519	2008
	10.979668	11.136039	1.42%	0	2007
	10.000000	10.979668	9.80%	3,052	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.537279	10.295079	7.95%	0	2009
	10.788393	9.537279	-11.60%	0	2008
	10.392434	10.788393	3.81%	0	2007
	10.000000	10.392434	3.92%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	26.752279	34.294273	28.19%	0	2009
	31.960149	26.752279	-16.29%	0	2008
	30.475338	31.960149	4.87%	0	2007
	27.934804	30.475338	9.09%	0	2006
	25.276707	27.934804	10.52%	0	2005
	23.327390	25.276707	8.36%	0	2004
	18.530862	23.327390	25.88%	0	2003
	17.233321	18.530862	7.53%	0	2002
	15.900192	17.233321	8.38%	665	2001
	14.498248	15.900192	9.67%	0	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.558416	22.182334	110.09%	1,586	2009
	30.426723	10.558416	-65.30%	0	2008
	22.467806	30.426723	35.42%	0	2007
	16.354684	22.467806	37.38%	48	2006
	12.597286	16.354684	29.83%	289	2005
	10.000000	12.597286	25.97%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	20.757117	43.564382	109.88%	0	2009
	59.866379	20.757117	-65.33%	0	2008
	44.191018	59.866379	35.47%	0	2007
	32.177181	44.191018	37.34%	0	2006
	24.759748	32.177181	29.96%	0	2005
	19.977155	24.759748	23.94%	0	2004
	13.159985	19.977155	51.80%	0	2003
	13.766864	13.159985	-4.41%	248	2002
	14.243025	13.766864	-3.34%	248	2001
	24.884920	14.243025	-42.76%	248	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.305968	26.854769	55.18%	0	2009
	32.612600	17.305968	-46.93%	0	2008
	22.795807	32.612600	43.06%	0	2007
	18.591770	22.795807	22.61%	0	2006
	12.454684	18.591770	49.28%	0	2005
	10.000000	12.454684	24.55%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	26.437223	41.002242	55.09%	0	2009
	49.845964	26.437223	-46.96%	0	2008
	34.834877	49.845964	43.09%	0	2007
	28.420842	34.834877	22.57%	0	2006
	19.032313	28.420842	49.33%	0	2005
	15.561436	19.032313	22.30%	0	2004
	10.916950	15.561436	42.54%	0	2003
	11.412316	10.916950	-4.34%	2,163	2002
	12.945227	11.412316	-11.84%	2,163	2001
	11.802251	12.945227	9.68%	0	2000

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	8.281502	10.359493	25.09%	0	2009
	13.538809	8.281502	-38.83%	0	2008
	12.508282	13.538809	8.24%	0	2007
	11.175709	12.508282	11.92%	0	2006
	10.438181	11.175709	7.07%	0	2005
	9.668003	10.438181	7.97%	0	2004
	7.275772	9.668003	32.88%	0	2003
	9.653677	7.275772	-24.63%	0	2002
	9.775505	9.653677	-1.25%	0	2001
	10.042508	9.775505	2.73%	0	2000

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	7.613926	11.074211	45.45%	0	2009

choicecfitwo.htm

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.983965	14.015000	40.38%	0	2009
	15.791750	9.983965	-36.78%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.083295	12.019984	8.45%	256	2009
	11.445340	11.083295	-3.16%	223	2008
	10.623823	11.445340	7.73%	912	2007
	10.627401	10.623823	-0.03%	918	2006
	10.633557	10.627401	-0.06%	899	2005
	10.213008	10.633557	4.12%	13,758	2004
	10.000000	10.213008	2.13%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.706000	11.279060	16.21%	1,708	2009
	15.079630	9.706000	-35.64%	2,142	2008
	15.336528	15.079630	-1.68%	1,767	2007
	13.310693	15.336528	15.22%	2,841	2006
	12.927802	13.310693	2.96%	7,508	2005
	11.627252	12.927802	11.19%	7,508	2004
	9.134791	11.627252	27.29%	9,135	2003
	11.513844	9.134791	-20.66%	9,135	2002
	12.768846	11.513844	-9.83%	7,366	2001*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.895892	10.096145	27.87%	0	2009
	10.607030	7.895892	-25.56%	0	2008
	11.034859	10.607030	-3.88%	0	2007
	10.000000	11.034859	10.35%	1,494	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.131173	16.667097	17.95%	15,568	2009
	19.612934	14.131173	-27.95%	19,139	2008
	21.013380	19.612934	-6.66%	21,213	2007
	17.996978	21.013380	16.76%	24,358	2006
	17.412261	17.996978	3.36%	27,969	2005
	15.476950	17.412261	12.50%	28,802	2004
	12.196439	15.476950	26.90%	29,348	2003
	14.185172	12.196439	-14.02%	27,675	2002
	12.778642	14.185172	11.01%	23,704	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.047512	20.48%	2,095	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.099944	1.00%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.746305	11.990480	23.03%	0	2009
	14.337260	9.746305	-32.02%	0	2008
	14.667756	14.337260	-2.25%	868	2007
	13.028113	14.667756	12.59%	868	2006
	12.346278	13.028113	5.52%	1,359	2005
	10.294104	12.346278	19.94%	0	2004
	7.592743	10.294104	35.58%	0	2003
	10.000000	7.592743	-24.07%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.404379	9.745324	31.62%	804	2009
	11.475348	7.404379	-35.48%	1,281	2008
	10.820520	11.475348	6.05%	360	2007
	10.069512	10.820520	7.46%	360	2006
	9.875708	10.069512	1.96%	360	2005
	9.449413	9.875708	4.51%	360	2004
	7.621164	9.449413	23.99%	360	2003
	10.900528	7.621164	-30.08%	3,570	2002
	14.309420	10.900528	-23.82%	1,312	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.978954	11.162010	24.31%	5,624	2009
	14.517123	8.978954	-38.15%	3,397	2008
	14.017785	14.517123	3.56%	21,025	2007
	12.333598	14.017785	13.66%	24,431	2006
	11.971890	12.333598	3.02%	29,165	2005
	10.996431	11.971890	8.87%	29,777	2004
	8.705780	10.996431	26.31%	32,304	2003
	11.395964	8.705780	-23.61%	34,364	2002
	13.188992	11.395964	-13.59%	23,632	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.286873	12.405791	20.60%	1,469	2009
	14.839651	10.286873	-30.68%	483	2008
	14.078129	14.839651	5.41%	982	2007
	12.282546	14.078129	14.62%	1,414	2006
	11.958170	12.282546	2.71%	3,978	2005
	11.568814	11.958170	3.37%	5,237	2004
	9.702740	11.568814	19.23%	4,155	2003
	11.839596	9.702740	-18.05%	6,012	2002
	13.268495	11.839596	-10.77%	4,153	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.309331	14.587620	18.51%	8,014	2009
	13.492834	12.309331	-8.77%	8,568	2008
	13.012844	13.492834	3.69%	12,464	2007
	12.696417	13.012844	2.49%	12,666	2006
	12.737045	12.696417	-0.32%	12,742	2005
	12.491949	12.737045	1.96%	16,793	2004
	12.131471	12.491949	2.97%	14,722	2003
	11.278978	12.131471	7.56%	19,280	2002
	10.612780	11.278978	6.28%	9,017	2001*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.268135	10.100892	22.17%	0	2009
	11.215025	8.268135	-26.28%	0	2008
	10.491320	11.215025	6.90%	0	2007
	10.000000	10.491320	4.91%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2Fund 020 Portfolio: Service Class - Q/NQ	7.543784	9.559189	26.72%	0	2009
	11.393675	7.543784	-33.79%	0	2008
	10.511263	11.393675	8.39%	0	2007
	10.000000	10.511263	5.11%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	7.021341	9.078750	29.30%	0	2009
	11.523387	7.021341	-39.07%	0	2008
	10.531372	11.523387	9.42%	0	2007
	10.000000	10.531372	5.31%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.015516	17.374968	33.49%	13,981	2009
	23.050179	13.015516	-43.53%	14,752	2008
	19.936457	23.050179	15.62%	20,322	2007
	18.155558	19.936457	9.81%	20,802	2006
	15.789650	18.155558	14.98%	20,351	2005
	13.912260	15.789650	13.49%	18,354	2004
	11.015156	13.912260	26.30%	17,013	2003
	12.359225	11.015156	-10.88%	15,813	2002
	14.333260	12.359225	-13.77%	5,986	2001*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.016095	8.736084	45.21%	1,532	2009
	13.409697	6.016095	-55.14%	2,871	2008
	9.357772	13.409697	43.30%	1,339	2007
	10.000000	9.357772	-6.42%	1,339	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.739694	12.462004	27.95%	40,812	2009
	17.276143	9.739694	-43.62%	51,174	2008
	17.313177	17.276143	-0.21%	70,078	2007
	14.651799	17.313177	18.16%	74,619	2006
	14.078719	14.651799	4.07%	92,955	2005
	12.845461	14.078719	9.60%	98,339	2004
	10.024679	12.845461	28.14%	106,478	2003
	12.274215	10.024679	-18.33%	120,473	2002
	13.143893	12.274215	-6.62%	63,865	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.306677	7.609170	43.39%	0	2009
	12.001064	5.306677	-55.78%	0	2008
	9.913004	12.001064	21.06%	328	2007
	9.566623	9.913004	3.62%	328	2006
	8.930329	9.566623	7.13%	328	2005
	8.477086	8.930329	5.35%	328	2004
	6.644054	8.477086	27.59%	328	2003
	8.647434	6.644054	-23.17%	328	2002
	10.272119	8.647434	-15.82%	112	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.967548	10.046888	26.10%	8,874	2009
	15.345904	7.967548	-48.08%	13,044	2008
	12.293412	15.345904	24.83%	16,311	2007
	11.704811	12.293412	5.03%	16,178	2006
	11.256004	11.704811	3.99%	22,144	2005
	11.077503	11.256004	1.61%	22,233	2004
	8.478157	11.077503	30.66%	19,856	2003
	12.344049	8.478157	-31.32%	18,578	2002
	15.249368	12.344049	-19.05%	20,466	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.328857	11.783305	41.48%	166	2009
	11.295399	8.328857	-26.26%	166	2008
	11.182974	11.295399	1.01%	15,363	2007
	10.221727	11.182974	9.40%	18,439	2006
	10.131831	10.221727	0.89%	18,618	2005
	9.406006	10.131831	7.72%	19,759	2004
	7.528392	9.406006	24.94%	22,157	2003
	7.383653	7.528392	1.96%	20,132	2002
	8.517712	7.383653	-13.31%	10,092	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.219256	10.224645	41.63%	1,579	2009
	9.779485	7.219256	-26.18%	1,566	2008
	10.000000	9.779485	-2.21%	1,555	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.432191	11.874274	13.82%	2,656	2009
	10.968752	10.432191	-4.89%	1,444	2008
	10.697536	10.968752	2.54%	7,099	2007
	10.422813	10.697536	2.64%	7,550	2006
	10.375977	10.422813	0.45%	0	2005
	10.108120	10.375977	2.65%	0	2004
	10.000000	10.108120	1.08%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.652963	9.166128	37.78%	4,364	2009
	11.177345	6.652963	-40.48%	3,667	2008
	9.836672	11.177345	13.63%	863	2007
	10.000000	9.836672	-1.63%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.226594	13.967551	24.41%	385	2009
	20.325159	11.226594	-44.77%	480	2008
	17.624769	20.325159	15.32%	480	2007
	15.185240	17.624769	16.07%	480	2006
	12.970635	15.185240	17.07%	5,093	2005
	11.614887	12.970635	11.67%	5,093	2004
	8.242406	11.614887	40.92%	5,418	2003
	10.515875	8.242406	-21.62%	5,418	2002
	13.576001	10.515875	-22.54%	5,110	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.506140	13.076608	24.47%	4,108	2009
	19.025215	10.506140	-44.78%	4,149	2008
	16.494924	19.025215	15.34%	6,504	2007
	14.211442	16.494924	16.07%	6,728	2006
	12.143653	14.211442	17.03%	4,031	2005
	10.873513	12.143653	11.68%	4,999	2004
	7.713742	10.873513	40.96%	9,735	2003
	10.000000	7.713742	-22.86%	4,963	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.451953	11.541464	54.88%	0	2009
	15.511651	7.451953	-51.96%	0	2008
	14.929260	15.511651	3.90%	302	2007
	13.056524	14.929260	14.34%	1,392	2006
	12.937705	13.056524	0.92%	1,934	2005
	11.534626	12.937705	12.16%	3,592	2004
	7.428775	11.534626	55.27%	3,819	2003
	10.000000	7.428775	-25.71%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.841436	10.462580	33.43%	1,437	2009
	11.328748	7.841436	-30.78%	1,215	2008
	11.097057	11.328748	2.09%	261	2007
	10.000000	11.097057	10.97%	261	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.417120	8.155480	27.09%	0	2009
	9.736270	6.417120	-34.09%	0	2008
	10.136721	9.736270	-3.95%	0	2007
	10.000000	10.136721	1.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.584786	8.439583	28.17%	0	2009
	10.000000	6.584786	-34.15%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.279233	10.666723	69.87%	2,474	2009
	13.483652	6.279233	-53.43%	2,109	2008
	10.648257	13.483652	26.63%	4,442	2007
	10.000000	10.648257	6.48%	4,493	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.219258	9.746172	35.00%	1,581	2009
	12.308557	7.219258	-41.35%	0	2008
	10.836015	12.308557	13.59%	0	2007
	10.000000	10.836015	8.36%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.906623	13.905472	16.79%	1,417	2009
	11.393085	11.906623	4.51%	1,417	2008
	10.428766	11.393085	9.25%	0	2007
	10.000000	10.428766	4.29%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.293671	8.663914	18.79%	831	2009
	12.919640	7.293671	-43.55%	831	2008
	11.752005	12.919640	9.94%	345	2007
	11.260416	11.752005	4.37%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.677053	10.726251	39.72%	0	2009
	14.756829	7.677053	-47.98%	0	2008
	13.567015	14.756829	8.77%	0	2007
	11.859145	13.567015	14.40%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.104303	21.046219	23.05%	501	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.212331	8.925862	43.68%	12,291	2009
	11.336953	6.212331	-45.20%	13,508	2008
	8.432856	11.336953	34.44%	13,776	2007
	7.853644	8.432856	7.38%	12,751	2006
	7.090622	7.853644	10.76%	24,483	2005
	6.108331	7.090622	16.08%	25,149	2004
	5.162942	6.108331	18.31%	29,299	2003
	6.241085	5.162942	-17.27%	31,016	2002
	8.114733	6.241085	-23.09%	24,360	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.825124	12.096185	54.58%	1,521	2009
	14.174782	7.825124	-44.80%	668	2008
	11.832408	14.174782	19.80%	668	2007
	11.139790	11.832408	6.22%	668	2006
	10.168590	11.139790	9.55%	668	2005
	10.248317	10.168590	-0.78%	668	2004
	7.078454	10.248317	44.78%	668	2003
	10.000000	7.078454	-29.22%	562	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.549249	3.935705	54.39%	0	2009
	4.624093	2.549249	-44.87%	318	2008
	3.861747	4.624093	19.74%	318	2007
	3.639474	3.861747	6.11%	751	2006
	3.315514	3.639474	9.77%	5,231	2005
	3.350462	3.315514	-1.04%	5,231	2004
	2.324540	3.350462	44.13%	5,231	2003
	3.999498	2.324540	-41.88%	5,231	2002
	6.485104	3.999498	-38.33%	2,506	2001*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.275516	23.392553	76.21%	3,526	2009
	28.231761	13.275516	-52.98%	4,596	2008
	22.403696	28.231761	26.01%	5,913	2007
	15.519699	22.403696	44.36%	4,844	2006
	11.946276	15.519699	29.91%	5,070	2005
	10.226942	11.946276	16.81%	2,994	2004
	7.724506	10.226942	32.40%	1,652	2003
	10.000000	7.724506	-22.75%	1,652	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.693219	13.556034	76.21%	1,749	2009
	16.366939	7.693219	-53.00%	5,271	2008
	12.993737	16.366939	25.96%	5,271	2007
	9.005239	12.993737	44.29%	5,561	2006
	6.935852	9.005239	29.84%	6,879	2005
	5.938819	6.935852	16.79%	6,879	2004
	4.486092	5.938819	32.38%	8,306	2003
	6.140922	4.486092	-26.95%	8,306	2002
	8.151333	6.140922	-24.66%	6,193	2001*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.301704	11.596447	24.67%	1,050	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.030303	12.085718	20.49%	890	2009
	15.156167	10.030303	-33.82%	0	2008
	14.316771	15.156167	5.86%	0	2007
	12.073182	14.316771	18.58%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.906607	9.932110	11.51%	0	2009
	10.455501	8.906607	-14.81%	0	2008
	10.142483	10.455501	3.09%	3,695	2007
	9.891322	10.142483	2.54%	3,931	2006
	9.908686	9.891322	-0.18%	0	2005
	9.991948	9.908686	-0.83%	7,097	2004
	10.000000	9.991948	-0.08%	70	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.212423	9.919776	20.79%	0	2009
	13.789344	8.212423	-40.44%	0	2008
	13.943023	13.789344	-1.10%	0	2007
	13.462114	13.943023	3.57%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.360084	10.811558	29.32%	0	2009
	14.030202	8.360084	-40.41%	402	2008
	13.250742	14.030202	5.88%	374	2007
	11.842802	13.250742	11.89%	0	2006
	11.262512	11.842802	5.15%	0	2005
	10.000000	11.262512	12.63%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.296710	12.97%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.430016	24.30%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.537242	9.153218	21.44%	0	2009
	10.907812	7.537242	-30.90%	0	2008
	10.444700	10.907812	4.43%	0	2007
	10.000000	10.444700	4.45%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.369657	10.339936	10.36%	1,625	2009
	10.565011	9.369657	-11.31%	2,009	2008
	10.426790	10.565011	1.33%	0	2007
	10.000000	10.426790	4.27%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.288016	10.154988	39.34%	1,588	2009
	12.070327	7.288016	-39.62%	1,160	2008
	10.726774	12.070327	12.53%	0	2007
	10.000000	10.726774	7.27%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.197142	8.462921	36.56%	2,831	2009
	11.289658	6.197142	-45.11%	2,566	2008
	10.254148	11.289658	10.10%	3,084	2007
	10.000000	10.254148	2.54%	1,329	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.964017	7.669690	28.60%	0	2009
	9.786217	5.964017	-39.06%	0	2008
	10.000000	9.786217	-2.14%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.130773	14.554292	43.66%	0	2009
	14.297368	10.130773	-29.14%	0	2008
	14.089452	14.297368	1.48%	318	2007
	12.945246	14.089452	8.84%	318	2006
	12.849293	12.945246	0.75%	569	2005
	11.860661	12.849293	8.34%	4,374	2004
	9.857878	11.860661	20.32%	4,123	2003
	9.705141	9.857878	1.57%	7,680	2002
	9.464778	9.705141	2.54%	3,999	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.151351	11.717100	43.74%	1,346	2009
	11.521221	8.151351	-29.25%	1,428	2008
	11.349994	11.521221	1.51%	1,718	2007
	10.428702	11.349994	8.83%	1,827	2006
	10.000000	10.428702	4.29%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.064028	10.293468	27.65%	0	2009
	15.192561	8.064028	-46.92%	0	2008
	12.144219	15.192561	25.10%	0	2007
	9.281421	12.144219	30.84%	0	2006
	7.243582	9.281421	28.13%	0	2005
	6.446338	7.243582	12.37%	0	2004
	4.830339	6.446338	33.46%	0	2003
	6.468145	4.830339	-25.32%	0	2002
	9.213885	6.468145	-29.80%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.930219	16.498556	27.60%	1,156	2009
	24.352789	12.930219	-46.90%	1,448	2008
	19.466014	24.352789	25.10%	2,126	2007
	14.878826	19.466014	30.83%	1,788	2006
	11.615140	14.878826	28.10%	2,153	2005
	10.322414	11.615140	12.52%	757	2004
	7.751335	10.322414	33.17%	818	2003
	10.000000	7.751335	-22.49%	908	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.691433	13.150891	23.00%	0	2009
	19.522028	10.691433	-45.23%	0	2008
	16.548136	19.522028	17.97%	686	2007
	13.358929	16.548136	23.87%	686	2006
	11.375654	13.358929	17.43%	686	2005
	9.994811	11.375654	13.82%	686	2004
	7.465251	9.994811	33.88%	686	2003
	10.168561	7.465251	-26.58%	686	2002
	12.729459	10.168561	-20.12%	172	2001*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.483883	17.814941	23.00%	221	2009
	26.439851	14.483883	-45.22%	221	2008
	22.404260	26.439851	18.01%	0	2007
	18.096480	22.404260	23.80%	0	2006
	15.409825	18.096480	17.43%	0	2005
	13.539299	15.409825	13.82%	0	2004
	10.000000	13.539299	35.39%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.126680	7.716333	50.51%	8,082	2009
	10.000000	5.126680	-48.73%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.112083	7.910873	29.43%	0	2009
	10.000000	6.112083	-38.88%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.110181	7.892510	29.17%	0	2009
	10.000000	6.110181	-38.90%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	6.344226	8.065347	27.13%	0	2009
	10.000000	6.344226	-36.56%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	7.903416	9.318454	17.90%	0	2009
	10.000000	7.903416	-20.97%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	7.182694	8.775630	22.18%	0	2009
	10.000000	7.182694	-28.17%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	9.051407	10.066259	11.21%	0	2009
	10.000000	9.051407	-9.49%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	7.539794	9.047478	20.00%	0	2009
	10.000000	7.539794	-24.60%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	6.820361	8.494974	24.55%	0	2009
	10.000000	6.820361	-31.80%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	8.282650	9.591116	15.80%	0	2009
	10.000000	8.282650	-17.17%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.838832	10.531878	7.04%	1,788	2009
	10.000000	9.838832	-1.61%	371	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.817027	10.489872	6.85%	0	2009
	10.000000	9.817027	-1.83%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.640295	21.920197	60.70%	0	2009
	32.820669	13.640295	-58.44%	0	2008
	22.913162	32.820669	43.24%	0	2007
	17.031036	22.913162	34.54%	0	2006
	13.048349	17.031036	30.52%	0	2005
	10.982304	13.048349	18.81%	0	2004
	6.753156	10.982304	62.62%	0	2003
	8.096093	6.753156	-16.59%	0	2002
	8.678451	8.096093	-6.71%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.093873	24.281440	60.87%	1,525	2009
	36.376576	15.093873	-58.51%	1,987	2008
	25.401015	36.376576	43.21%	1,891	2007
	18.890385	25.401015	34.47%	3,495	2006
	14.470955	18.890385	30.54%	3,171	2005
	12.178340	14.470955	18.83%	1,650	2004
	7.490620	12.178340	62.58%	1,650	2003
	10.000000	7.490620	-25.09%	1,140	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.214306	14.362921	1.05%	13,133	2009
	13.410189	14.214306	6.00%	13,985	2008
	12.718919	13.410189	5.43%	19,920	2007
	12.507261	12.718919	1.69%	21,897	2006
	12.308376	12.507261	1.62%	27,379	2005
	12.113343	12.308376	1.61%	42,397	2004
	12.068906	12.113343	0.37%	51,861	2003
	11.051278	12.068906	9.21%	77,494	2002
	10.472185	11.051278	5.53%	18,859	2001*

NVIT NVIT Growth Fund: Class I - Q/NQ	4.934864	6.481277	31.34%	3,661	2009
	8.182358	4.934864	-39.69%	3,661	2008
	6.956499	8.182358	17.62%	4,436	2007
	6.658614	6.956499	4.47%	4,119	2006
	6.353549	6.658614	4.80%	12,710	2005
	5.969902	6.353549	6.43%	12,710	2004
	4.570511	5.969902	30.62%	12,710	2003
	6.516595	4.570511	-29.86%	12,710	2002
	9.216406	6.516595	-29.29%	10,972	2001*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.536956	8.272622	26.55%	0	2009
	11.673690	6.536956	-44.00%	0	2008
	10.846210	11.673690	7.63%	0	2007
	10.000000	10.846210	8.46%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.456041	11.836163	25.17%	13,270	2009
	15.216240	9.456041	-37.86%	13,270	2008
	14.595369	15.216240	4.25%	24,997	2007
	12.691229	14.595369	15.00%	26,091	2006
	11.949230	12.691229	6.21%	21,035	2005
	10.649717	11.949230	12.20%	38,876	2004
	8.207270	10.649717	29.76%	22,586	2003
	10.000000	8.207270	-17.93%	8,896	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.515622	15.16%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.073858	20.74%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.023466	11.832509	7.34%	7,231	2009
	11.920695	11.023466	-7.53%	0	2008
	11.496915	11.920695	3.69%	497	2007
	11.004985	11.496915	4.47%	497	2006
	10.825457	11.004985	1.66%	497	2005
	10.512395	10.825457	2.98%	52,308	2004
	9.900522	10.512395	6.18%	71,599	2003
	10.000000	9.900522	-0.99%	13,958	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.231255	11.994031	17.23%	21,413	2009
	13.538003	10.231255	-24.43%	7,124	2008
	13.022333	13.538003	3.96%	7,226	2007
	11.884255	13.022333	9.58%	7,282	2006
	11.464275	11.884255	3.66%	7,149	2005
	10.636383	11.464275	7.78%	175,503	2004
	9.003831	10.636383	18.13%	187,606	2003
	10.000000	9.003831	-9.96%	21,154	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.850101	12.056739	22.40%	3,744	2009
	14.590644	9.850101	-32.49%	3,978	2008
	13.969982	14.590644	4.44%	4,176	2007
	12.394286	13.969982	12.71%	4,341	2006
	11.763314	12.394286	5.36%	4,267	2005
	10.664866	11.763314	10.30%	127,348	2004
	8.557964	10.664866	24.62%	110,693	2003
	10.000000	8.557964	-14.42%	77,400	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.703273	12.065634	12.73%	0	2009
	12.803569	10.703273	-16.40%	0	2008
	12.292621	12.803569	4.16%	984	2007
	11.521507	12.292621	6.69%	984	2006
	11.205635	11.521507	2.82%	984	2005
	10.627027	11.205635	5.44%	139,948	2004
	9.498578	10.627027	11.88%	166,895	2003
	10.000000	9.498578	-5.01%	69,835	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.911129	21.411209	34.57%	2,895	2009
	25.450372	15.911129	-37.48%	2,951	2008
	24.048495	25.450372	5.83%	3,592	2007
	22.239162	24.048495	8.14%	4,454	2006
	20.160466	22.239162	10.31%	4,869	2005
	17.703153	20.160466	13.88%	4,455	2004
	13.360934	17.703153	32.50%	6,177	2003
	16.031888	13.360934	-16.66%	5,109	2002
	16.509731	16.031888	-2.89%	2,909	2001*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.645810	11.464287	-1.56%	12,256	2009
	11.597006	11.645810	0.42%	22,374	2008
	11.247554	11.597006	3.11%	7,482	2007
	10.934570	11.247554	2.86%	6,154	2006
	10.823110	10.934570	1.03%	19,595	2005
	10.910569	10.823110	-0.80%	63,901	2004
	11.019038	10.910569	-0.98%	76,812	2003
	11.064171	11.019038	-0.41%	79,347	2002
	10.853962	11.064171	1.94%	4,955	2002*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.556220	14.143714	22.39%	2,076	2009
	14.199439	11.556220	-18.61%	2,060	2008
	13.793632	14.199439	2.94%	2,637	2007
	13.370415	13.793632	3.17%	2,328	2006
	13.297326	13.370415	0.55%	2,650	2005
	12.684724	13.297326	4.83%	23,746	2004
	11.497820	12.684724	10.32%	23,238	2003
	10.899202	11.497820	5.49%	8,752	2002
	10.632058	10.899202	2.51%	1,839	2001*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.074489	8.156600	34.28%	3,763	2009
	10.000000	6.074489	-39.26%	1,268	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.600705	14.821136	27.76%	829	2009
	21.968445	11.600705	-47.19%	1,612	2008
	21.691770	21.968445	1.28%	1,710	2007
	17.958520	21.691770	20.79%	2,790	2006
	16.286544	17.958520	10.27%	2,942	2005
	13.762779	16.286544	18.34%	2,357	2004
	10.000000	13.762779	37.63%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.296237	8.040348	27.70%	0	2009
	10.000000	6.296237	-37.04%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.280491	7.874053	25.37%	0	2009
	10.000000	6.280491	-37.20%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.212287	7.770807	25.09%	12,995	2009
	10.000000	6.212287	-37.88%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.685366	8.582814	28.38%	21,784	2009
	10.000000	6.685366	-33.15%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.737691	10.958964	25.42%	391	2009
	16.573416	8.737691	-47.28%	392	2008
	15.347910	16.573416	7.98%	1,506	2007
	15.112192	15.347910	1.56%	1,577	2006
	14.207650	15.112192	6.37%	707	2005
	12.730702	14.207650	11.60%	738	2004
	9.635711	12.730702	32.12%	2,655	2003
	14.679081	9.635711	-34.36%	3,059	2002
	16.733188	14.679081	-12.28%	3,677	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.564933	25.540730	24.20%	1,403	2009
	30.804160	20.564933	-33.24%	1,518	2008
	33.626225	30.804160	-8.39%	3,503	2007
	29.133262	33.626225	15.42%	4,497	2006
	28.722942	29.133262	1.43%	5,818	2005
	24.885091	28.722942	15.42%	7,707	2004
	16.122626	24.885091	54.35%	8,077	2003
	22.495777	16.122626	-28.33%	8,560	2002
	17.823704	22.495777	26.21%	5,559	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	16.618484	22.027260	32.55%	7,846	2009
	27.323988	16.618484	-39.18%	9,801	2008
	27.191015	27.323988	0.49%	11,129	2007
	24.662918	27.191015	10.25%	12,855	2006
	22.314210	24.662918	10.53%	16,406	2005
	19.052645	22.314210	17.12%	19,961	2004
	13.730651	19.052645	38.76%	23,244	2003
	16.879142	13.730651	-18.65%	24,266	2002
	18.388267	16.879142	-8.21%	8,774	2001*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.400103	10.422768	24.08%	5,687	2009
	14.606893	8.400103	-42.49%	6,685	2008
	13.722966	14.606893	6.44%	18,456	2007
	12.272927	13.722966	11.81%	20,074	2006
	11.608061	12.272927	5.73%	20,381	2005
	10.748649	11.608061	8.00%	20,686	2004
	8.566400	10.748649	25.47%	24,845	2003
	10.533860	8.566400	-18.68%	28,298	2002
	12.141316	10.533860	-13.24%	10,581	2001*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.585887	7.191287	28.74%	5,918	2009
	10.000000	5.585887	-44.14%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.836967	10.367761	5.40%	706	2009
	10.000000	9.836967	-1.63%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.920205	29.20%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.894893	28.95%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.061443	10.197096	26.49%	5,677	2009
	13.002593	8.061443	-38.00%	12,403	2008
	13.514788	13.002593	-3.79%	15,424	2007
	11.849219	13.514788	14.06%	14,573	2006
	11.550766	11.849219	2.58%	16,234	2005
	9.990303	11.550766	15.62%	5,807	2004
	7.724509	9.990303	29.33%	5,056	2003
	10.487119	7.724509	-26.34%	2,499	2002
	12.133258	10.487119	-13.57%	665	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.050760	14.292826	42.21%	27,284	2009
	18.748697	10.050760	-46.39%	33,450	2008
	16.693231	18.748697	12.31%	40,531	2007
	15.714870	16.693231	6.23%	45,820	2006
	15.194913	15.714870	3.42%	61,005	2005
	14.440322	15.194913	5.23%	64,417	2004
	11.207016	14.440322	28.85%	64,812	2003
	15.572047	11.207016	-28.03%	74,764	2002
	18.103937	15.572047	-13.99%	36,916	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.361713	18.367259	37.46%	3,266	2009
	22.705776	13.361713	-41.15%	3,390	2008
	21.701631	22.705776	4.63%	3,870	2007
	18.738865	21.701631	15.81%	4,526	2006
	16.654730	18.738865	12.51%	5,126	2005
	14.199720	16.654730	17.29%	37,334	2004
	10.000000	14.199720	42.00%	30,849	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.334165	11.462435	37.54%	18,640	2009
	14.161034	8.334165	-41.15%	22,845	2008
	13.537128	14.161034	4.61%	25,184	2007
	11.688662	13.537128	15.81%	27,780	2006
	10.391353	11.688662	12.48%	33,243	2005
	8.862004	10.391353	17.26%	33,559	2004
	6.296936	8.862004	40.74%	37,658	2003
	8.218658	6.296936	-23.38%	44,474	2002
	9.496340	8.218658	-13.45%	16,164	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.985066	2.475866	24.72%	0	2009
	9.557390	1.985066	-79.23%	0	2008
	10.000000	9.557390	-4.43%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.164825	2.669500	23.31%	0	2009
	10.315805	2.164825	-79.01%	0	2008
	10.495128	10.315805	-1.71%	0	2007
	10.000000	10.495128	4.95%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.229598	11.650774	26.23%	366	2009
	15.244535	9.229598	-39.46%	1,084	2008
	14.837386	15.244535	2.74%	2,155	2007
	13.108388	14.837386	13.19%	2,262	2006
	12.569703	13.108388	4.29%	3,478	2005
	11.670124	12.569703	7.71%	3,611	2004
	9.359056	11.670124	24.69%	9,682	2003
	11.713202	9.359056	-20.10%	18,496	2002
	13.251196	11.713202	-11.61%	7,567	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.938698	8.017245	35.00%	735	2009
	9.707899	5.938698	-38.83%	0	2008
	9.987465	9.707899	-2.80%	0	2007
	10.000000	9.987465	-0.13%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.544230	11.149007	30.49%	8,617	2009
	17.048909	8.544230	-49.88%	9,229	2008
	16.295740	17.048909	4.62%	9,889	2007
	16.084619	16.295740	1.31%	9,999	2006
	14.551544	16.084619	10.54%	17,438	2005
	12.346352	14.551544	17.86%	17,736	2004
	9.990303	12.346352	23.58%	13,483	2003
	14.060573	9.990303	-28.95%	12,174	2002
	20.792245	14.060573	-32.38%	7,231	2001*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.848770	8.49%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.928078	9.28%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.576417	9.175647	39.52%	856	2009
	11.654156	6.576417	-43.57%	856	2008
	10.529615	11.654156	10.68%	1,762	2007
	10.000000	10.529615	5.30%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.977814	8.599948	23.25%	0	2009
	11.126616	6.977814	-37.29%	0	2008
	10.975973	11.126616	1.37%	0	2007
	10.000000	10.975973	9.76%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.524373	10.275922	7.89%	0	2009
	10.779264	9.524373	-11.64%	0	2008
	10.388939	10.779264	3.76%	0	2007
	10.000000	10.388939	3.89%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	26.613380	34.098904	28.13%	711	2009
	31.810375	26.613380	-16.34%	770	2008
	30.348016	31.810375	4.82%	915	2007
	27.832187	30.348016	9.04%	940	2006
	25.196617	27.832187	10.46%	1,485	2005
	23.265299	25.196617	8.30%	2,565	2004
	18.490922	23.265299	25.82%	2,717	2003
	17.204918	18.490922	7.47%	2,489	2002
	15.882098	17.204918	8.33%	36	2001*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.533425	22.118613	109.99%	0	2009
	30.370223	10.533425	-65.32%	0	2008
	22.437530	30.370223	35.35%	822	2007
	16.340913	22.437530	37.31%	822	2006
	12.593052	16.340913	29.76%	0	2005
	10.000000	12.593052	25.93%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	20.649302	43.316130	109.77%	5	2009
	59.585849	20.649302	-65.35%	5	2008
	44.006397	59.585849	35.40%	71	2007
	32.058974	44.006397	37.27%	71	2006
	24.681277	32.058974	29.89%	185	2005
	19.923949	24.681277	23.88%	668	2004
	13.131584	19.923949	51.73%	724	2003
	13.744142	13.131584	-4.46%	724	2002
	14.226803	13.744142	-3.39%	16	2001*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.265023	26.777630	55.10%	746	2009
	32.552027	17.265023	-46.96%	746	2008
	22.765085	32.552027	42.99%	668	2007
	18.576124	22.765085	22.55%	668	2006
	12.450500	18.576124	49.20%	0	2005
	10.000000	12.450500	24.51%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	26.299894	40.768529	55.01%	0	2009
	49.612322	26.299894	-46.99%	0	2008
	34.689305	49.612322	43.02%	0	2007
	28.316407	34.689305	22.51%	0	2006
	18.971961	28.316407	49.25%	0	2005
	15.519976	18.971961	22.24%	0	2004
	10.893391	15.519976	42.47%	0	2003
	11.393485	10.893391	-4.39%	0	2002
	12.930490	11.393485	-11.89%	0	2001*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	8.241655	10.304419	25.03%	0	2009
	13.480539	8.241655	-38.86%	0	2008
	12.460805	13.480539	8.18%	0	2007
	11.138923	12.460805	11.87%	0	2006
	10.409093	11.138923	7.01%	0	2005
	9.645954	10.409093	7.91%	0	2004
	7.262866	9.645954	32.81%	0	2003
	9.641466	7.262866	-24.67%	0	2002
	9.768142	9.641466	-1.30%	0	2001*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	7.580472	11.019932	45.37%	0	2009

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.950179	13.960490	40.30%	0	2009
	15.746345	9.950179	-36.81%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.051399	11.979304	8.40%	5,928	2009
	11.418201	11.051399	-3.21%	12,796	2008
	10.604050	11.418201	7.68%	5,714	2007
	10.612998	10.604050	-0.08%	46,527	2006
	10.624530	10.612998	-0.11%	84,095	2005
	10.209525	10.624530	4.06%	61,587	2004
	10.000000	10.209525	2.10%	41,832	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.655567	11.214752	16.15%	39,881	2009
	15.008913	9.655567	-35.67%	54,841	2008
	15.272407	15.008913	-1.73%	112,296	2007
	13.261766	15.272407	15.16%	130,289	2006
	12.886814	13.261766	2.91%	139,387	2005
	11.596281	12.886814	11.13%	146,161	2004
	9.115086	11.596281	27.22%	168,408	2003
	11.494846	9.115086	-20.70%	162,536	2002
	12.754306	11.494846	-9.87%	52,760	2001
	14.507084	12.754306	-12.08%	9,969	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.885187	10.077340	27.80%	0	2009
	10.598040	7.885187	-25.60%	858	2008
	11.031146	10.598040	-3.93%	6,166	2007
	10.000000	11.031146	10.31%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.057757	16.572080	17.89%	80,441	2009
	19.520974	14.057757	-27.99%	103,922	2008
	20.925531	19.520974	-6.71%	146,757	2007
	17.930824	20.925531	16.70%	164,806	2006
	17.357040	17.930824	3.31%	178,578	2005
	15.435721	17.357040	12.45%	199,361	2004
	12.170125	15.435721	26.83%	206,434	2003
	14.161782	12.170125	-14.06%	225,729	2002
	12.764086	14.161782	10.95%	81,141	2001
	10.984159	12.764086	16.20%	3,487	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.043434	20.43%	2,049	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.099666	1.00%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.713315	11.943809	22.96%	6,436	2009
	14.296006	9.713315	-32.06%	11,456	2008
	14.633033	14.296006	-2.30%	13,441	2007
	13.003864	14.633033	12.53%	16,793	2006
	12.329540	13.003864	5.47%	25,426	2005
	10.285373	12.329540	19.87%	25,826	2004
	7.590152	10.285373	35.51%	18,814	2003
	10.000000	7.590152	-24.10%	6,956	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.365892	9.689745	31.55%	4,149	2009
	11.421512	7.365892	-35.51%	7,065	2008
	10.775260	11.421512	6.00%	9,767	2007
	10.032485	10.775260	7.40%	38,387	2006
	9.844387	10.032485	1.91%	31,529	2005
	9.424231	9.844387	4.46%	34,467	2004
	7.604702	9.424231	23.93%	43,894	2003
	10.882532	7.604702	-30.12%	36,976	2002
	14.293123	10.882532	-23.86%	22,959	2001
	16.333747	14.293123	-12.49%	16,334	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.932279	11.098333	24.25%	84,213	2009
	14.449022	8.932279	-38.18%	110,829	2008
	13.959170	14.449022	3.51%	149,037	2007
	12.288247	13.959170	13.60%	183,351	2006
	11.933915	12.288247	2.97%	195,065	2005
	10.967119	11.933915	8.82%	208,022	2004
	8.686976	10.976119	26.25%	232,397	2003
	11.377149	8.686976	-23.65%	268,612	2002
	13.173971	11.377149	-13.64%	154,230	2001
	14.764046	13.173971	-10.77%	54,601	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.233414	12.335042	20.54%	25,252	2009
	14.770045	10.233414	-30.72%	31,786	2008
	14.019259	14.770045	5.36%	37,757	2007
	12.237382	14.019259	14.56%	44,319	2006
	11.920233	12.237382	2.66%	46,866	2005
	11.537984	11.920233	3.31%	57,826	2004
	9.681804	11.537984	19.17%	69,120	2003
	11.820057	9.681804	-18.09%	78,696	2002
	13.253384	11.820057	-10.81%	35,429	2001
	13.562791	13.253384	-2.28%	4,030	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.249031	14.508802	18.45%	66,695	2009
	13.433556	12.249031	-8.82%	101,976	2008
	12.962295	13.433556	3.64%	137,763	2007
	12.653506	12.962295	2.44%	144,396	2006
	12.700428	12.653506	-0.37%	162,729	2005
	12.462369	12.700428	1.91%	176,215	2004
	12.108907	12.462369	2.92%	209,370	2003
	11.263725	12.108907	7.50%	216,374	2002
	10.603847	11.263725	6.22%	49,328	2001
	9.760781	10.603847	8.64%	3,007	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.256936	10.082086	22.10%	4,325	2009
	11.205533	8.256936	-26.31%	7,996	2008
	10.487792	11.205533	6.84%	0	2007
	10.000000	10.487792	4.88%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.533560	9.541377	26.65%	842	2009
	11.384028	7.533560	-33.82%	1,001	2008
	10.507729	11.384028	8.34%	0	2007
	10.000000	10.507729	5.08%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	7.011827	9.061840	29.24%	0	2009
	11.513627	7.011827	-39.10%	0	2008
	10.527827	11.513627	9.36%	0	2007
	10.000000	10.527827	5.28%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	12.947874	17.275891	33.43%	131,226	2009
	22.942085	12.947874	-43.56%	161,645	2008
	19.853098	22.942085	15.56%	176,581	2007
	18.088817	19.853098	9.75%	201,963	2006
	15.739580	18.088817	14.93%	243,040	2005
	13.875191	15.739580	13.44%	272,849	2004
	10.991394	13.875191	26.24%	271,696	2003
	12.338834	10.991394	-10.92%	260,485	2002
	14.316943	12.338834	-13.82%	132,739	2001
	15.603664	14.316943	-8.25%	48,688	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.007924	8.719783	45.14%	7,959	2009
	13.398310	6.007924	-55.16%	7,555	2008
	9.354605	13.398310	43.23%	5,261	2007
	10.000000	9.354605	-6.45%	4,091	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.689103	12.390959	27.89%	149,484	2009
	17.195174	9.689103	-43.65%	189,875	2008
	17.240844	17.195174	-0.26%	252,854	2007
	14.597980	17.240844	18.10%	291,772	2006
	14.034109	14.597980	4.02%	327,925	2005
	12.811259	14.034109	9.55%	363,204	2004
	10.003066	12.811259	28.07%	376,685	2003
	12.253980	10.003066	-18.37%	356,212	2002
	13.128922	12.253980	-6.66%	137,884	2001
	12.324339	13.128922	6.53%	37,928	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.279096	7.565769	43.32%	19,845	2009
	11.944770	5.279096	-55.80%	28,003	2008
	9.871549	11.944770	21.00%	34,121	2007
	9.531444	9.871549	3.57%	41,179	2006
	8.901990	9.531444	7.07%	35,524	2005
	8.454474	8.901990	5.29%	36,198	2004
	6.629704	8.454474	27.52%	41,904	2003
	8.633163	6.629704	-23.21%	53,623	2002
	10.260418	8.633163	-15.86%	20,861	2001
	12.595275	10.260418	-18.54%	5,101	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.926138	9.989586	26.03%	73,232	2009
	15.273930	7.926138	-48.11%	83,653	2008
	12.242015	15.273930	24.77%	136,865	2007
	11.661788	12.242015	4.98%	157,680	2006
	11.220319	11.661788	3.93%	177,226	2005
	11.047999	11.220319	1.56%	202,592	2004
	8.459859	11.047999	30.59%	216,320	2003
	12.323670	8.459859	-31.35%	230,052	2002
	15.232000	12.323670	-19.09%	170,494	2001
	17.413426	15.232000	-12.53%	118,199	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.285591	11.716151	41.40%	22,993	2009
	11.242436	8.285591	-26.30%	23,276	2008
	11.136228	11.242436	0.95%	34,611	2007
	10.184145	11.136228	9.35%	53,358	2006
	10.099701	10.184145	0.84%	55,234	2005
	9.380947	10.099701	7.66%	64,035	2004
	7.512154	9.380947	24.88%	70,746	2003
	7.371466	7.512154	1.91%	70,358	2002
	8.508002	7.371466	-13.36%	30,287	2001
	11.177582	8.508002	-23.88%	6,719	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.213130	10.210790	41.56%	5,919	2009
	9.776164	7.213130	-26.22%	8,830	2008
	10.000000	9.776164	-2.24%	6,905	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.402160	11.834084	13.77%	30,895	2009
	10.942735	10.402160	-4.94%	62,988	2008
	10.677621	10.942735	2.48%	13,044	2007
	10.408697	10.677621	2.58%	16,190	2006
	10.367180	10.408697	0.40%	20,500	2005
	10.104687	10.367180	2.60%	4,180	2004
	10.000000	10.104687	1.05%	1,012	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.643934	9.149056	37.71%	8,307	2009
	11.167854	6.643934	-40.51%	19,309	2008
	9.833348	11.167854	13.57%	32,814	2007
	10.000000	9.833348	-1.67%	6,538	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.168216	13.887863	24.35%	8,595	2009
	20.229789	11.168216	-44.79%	8,737	2008
	17.551030	20.229789	15.26%	10,412	2007
	15.129373	17.551030	16.01%	11,050	2006
	12.929468	15.129373	17.01%	11,961	2005
	11.583907	12.929468	11.62%	12,509	2004
	8.224601	11.583907	40.84%	16,453	2003
	10.498504	8.224601	-21.66%	23,629	2002
	13.560524	10.498504	-22.58%	33,057	2001
	17.052691	13.560524	-20.48%	22,141	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.470591	13.025736	24.40%	16,900	2009
	18.970515	10.470591	-44.81%	26,966	2008
	16.455903	18.970515	15.28%	33,190	2007
	14.185006	16.455903	16.01%	42,768	2006
	12.127206	14.185006	16.97%	39,670	2005
	10.864300	12.127206	11.62%	41,228	2004
	7.711109	10.864300	40.89%	45,643	2003
	10.000000	7.711109	-22.89%	28,410	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.426726	11.496555	54.80%	6,664	2009
	15.467034	7.426726	-51.98%	9,261	2008
	14.893926	15.467034	3.85%	7,552	2007
	13.032217	14.893926	14.29%	9,893	2006
	12.920158	13.032217	0.87%	13,679	2005
	11.524844	12.920158	12.11%	11,913	2004
	7.426249	11.524844	55.19%	26,777	2003
	10.000000	7.426249	-25.74%	5,593	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.830809	10.443102	33.36%	30,083	2009
	11.319149	7.830809	-30.82%	48,166	2008
	11.093323	11.319149	2.04%	16,952	2007
	10.000000	11.093323	10.93%	1,835	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.408405	8.140276	27.02%	3,333	2009
	9.728001	6.408405	-34.12%	5,497	2008
	10.133296	9.728001	-4.00%	7,476	2007
	10.000000	10.133296	1.33%	1,555	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.582545	8.432430	28.10%	0	2009
	10.000000	6.582545	-34.17%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.270718	10.646862	69.79%	2,114	2009
	13.472245	6.270718	-53.45%	1,013	2008
	10.644685	13.472245	26.56%	2,494	2007
	10.000000	10.644685	6.45%	2,371	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.209489	9.728036	34.93%	1,265	2009
	12.298138	7.209489	-41.38%	556	2008
	10.832375	12.298138	13.53%	4,618	2007
	10.000000	10.832375	8.32%	6,852	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.890503	13.879587	16.73%	6,318	2009
	11.383455	11.890503	4.45%	4,235	2008
	10.425263	11.383455	9.19%	752	2007
	10.000000	10.425263	4.25%	752	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.268985	8.630216	18.73%	0	2009
	12.882480	7.268985	-43.57%	0	2008
	11.724195	12.882480	9.88%	1,500	2007
	11.239473	11.724195	4.31%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.658878	10.695424	39.65%	0	2009
	14.729381	7.658878	-48.00%	0	2008
	13.548699	14.729381	8.71%	0	2007
	11.849141	13.548699	14.34%	1,747	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	17.034183	20.949286	22.98%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.184179	8.880893	43.61%	65,632	2009
	11.291345	6.184179	-45.23%	66,695	2008
	8.403216	11.291345	34.37%	99,795	2007
	7.830007	8.403216	7.32%	109,177	2006
	7.072868	7.830007	10.70%	122,194	2005
	6.096134	7.072868	16.02%	142,699	2004
	5.155250	6.096134	18.25%	158,076	2003
	6.234962	5.155250	-17.32%	195,585	2002
	8.110923	6.234962	-23.13%	158,402	2001
	10.000000	8.110923	-18.89%	88,515	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.798632	12.049103	54.50%	5,882	2009
	14.134007	7.798632	-44.82%	6,253	2008
	11.804416	14.134007	19.73%	11,226	2007
	11.119075	11.804416	6.16%	6,225	2006
	10.154813	11.119075	9.50%	5,889	2005
	10.239640	10.154813	-0.83%	7,666	2004
	7.076041	10.239640	44.71%	15,518	2003
	10.000000	7.076041	-29.24%	15,720	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.537698	3.915887	54.31%	13,641	2009
	4.605487	2.537698	-44.90%	19,156	2008
	3.848176	4.605487	19.68%	57,341	2007
	3.628519	3.848176	6.05%	59,972	2006
	3.307220	3.628519	9.72%	61,121	2005
	3.343773	3.307220	-1.09%	85,541	2004
	2.321074	3.343773	44.06%	105,232	2003
	3.995569	2.321074	-41.91%	136,441	2002
	6.482069	3.995569	-38.36%	82,760	2001
	10.000000	6.482069	-35.18%	83,673	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.230570	23.301506	76.12%	21,647	2009
	28.150556	13.230570	-53.00%	25,090	2008
	22.350667	28.150556	25.95%	29,407	2007
	15.490810	22.350667	44.28%	32,342	2006
	11.930086	15.490810	29.85%	30,156	2005
	10.218272	11.930086	16.75%	35,446	2004
	7.721869	10.218272	32.33%	29,759	2003
	10.000000	7.721869	-22.78%	30,659	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.658356	13.487751	76.12%	14,892	2009
	16.301067	7.658356	-53.02%	17,994	2008
	12.948047	16.301067	25.90%	34,639	2007
	8.978130	12.948047	44.22%	40,775	2006
	6.918472	8.978130	29.77%	43,379	2005
	5.926958	6.918472	16.73%	55,778	2004
	4.479412	5.926958	32.32%	65,146	2003
	6.134915	4.479412	-26.98%	101,867	2002
	8.147522	6.134915	-24.70%	107,123	2001
	10.000000	8.147522	-18.52%	55,257	2000*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.279686	11.563093	24.61%	5,766	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.996365	12.038713	20.43%	7,389	2009
	15.112583	9.996365	-33.85%	20,903	2008
	14.282895	15.112583	5.81%	19,146	2007
	12.050714	14.282895	18.52%	1,038	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.880976	9.898494	11.46%	19,680	2009
	10.430732	8.880976	-14.86%	21,011	2008
	10.123616	10.430732	3.03%	23,084	2007
	9.877916	10.123616	2.49%	28,898	2006
	9.900293	9.877916	-0.23%	30,069	2005
	9.988556	9.900293	-0.88%	48,277	2004
	10.000000	9.988556	-0.11%	22,237	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.184625	9.881167	20.73%	0	2009
	13.749672	8.184625	-40.47%	0	2008
	13.910027	13.749672	-1.15%	0	2007
	13.437060	13.910027	3.52%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.340289	10.780466	29.26%	0	2009
	14.004101	8.340289	-40.44%	0	2008
	13.232854	14.004101	5.83%	0	2007
	11.832816	13.232854	11.83%	0	2006
	11.258724	11.832816	5.10%	0	2005
	10.000000	11.258724	12.59%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.292878	12.93%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.425797	24.26%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.527012	9.136156	21.38%	15,637	2009
	10.898553	7.527012	-30.94%	10,441	2008
	10.441173	10.898553	4.38%	5,856	2007
	10.000000	10.441173	4.41%	3,775	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.356954	10.320671	10.30%	30,472	2009
	10.556053	9.356954	-11.36%	34,918	2008
	10.423276	10.556053	1.27%	42,045	2007
	10.000000	10.423276	4.23%	13,822	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.278126	10.136054	39.27%	11,042	2009
	12.060105	7.278126	-39.65%	13,110	2008
	10.723164	12.060105	12.47%	11,204	2007
	10.000000	10.723164	7.23%	6,347	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.188730	8.447133	36.49%	25,332	2009
	11.280075	6.188730	-45.14%	28,931	2008
	10.250695	11.280075	10.04%	36,616	2007
	10.000000	10.250695	2.51%	28,155	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.958951	7.659289	28.53%	21,871	2009
	9.782890	5.958951	-39.09%	13,601	2008
	10.000000	9.782890	-2.17%	5,231	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.078138	14.471327	43.59%	21,563	2009
	14.230330	10.078138	-29.18%	29,652	2008
	14.030561	14.230330	1.42%	32,335	2007
	12.897677	14.030561	8.78%	37,182	2006
	12.808565	12.897677	0.70%	38,726	2005
	11.829065	12.808565	8.28%	47,351	2004
	9.836609	11.829065	20.26%	53,811	2003
	9.689126	9.836609	1.52%	47,815	2002
	9.453988	9.689126	2.49%	18,501	2001
	10.479056	9.453988	-9.78%	3,405	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.136171	11.689363	43.67%	5,283	2009
	11.505618	8.136171	-29.29%	7,138	2008
	11.340421	11.505618	1.46%	6,040	2007
	10.425180	11.340421	8.78%	7,622	2006
	10.000000	10.425180	4.25%	9,159	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.030285	10.245196	27.58%	710	2009
	15.136694	8.030285	-46.95%	710	2008
	12.105750	15.136694	25.04%	710	2007
	9.256714	12.105750	30.78%	710	2006
	7.227958	9.256714	28.07%	710	2005
	6.435697	7.227958	12.31%	710	2004
	4.824815	6.435697	33.39%	710	2003
	6.464037	4.824815	-25.36%	710	2002
	9.212757	6.464037	-29.84%	329	2001
	10.000000	9.212757	-7.87%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.886474	16.434372	27.53%	3,450	2009
	24.282764	12.886474	-46.93%	2,304	2008
	19.419965	24.282764	25.04%	10,786	2007
	14.851148	19.419965	30.76%	11,771	2006
	11.599408	14.851148	28.03%	6,426	2005
	10.313672	11.599408	12.47%	8,576	2004
	7.748697	10.313672	33.10%	12,418	2003
	10.000000	7.748697	-22.51%	1,546	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.635869	13.075896	22.94%	2,019	2009
	19.430469	10.635869	-45.26%	2,019	2008
	16.478948	19.430469	17.91%	2,878	2007
	13.309808	16.478948	23.81%	3,978	2006
	11.339567	13.309808	17.37%	3,978	2005
	9.968174	11.339567	13.76%	3,978	2004
	7.449129	9.968174	33.82%	8,823	2003
	10.151774	7.449129	-26.62%	7,839	2002
	12.714940	10.151774	-20.16%	7,186	2001
	14.743816	12.714940	-13.76%	6,053	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.442226	17.754680	22.94%	0	2009
	26.377250	14.442226	-45.25%	1,383	2008
	22.362632	26.377250	17.95%	330	2007
	18.072006	22.362632	23.74%	1,463	2006
	15.396766	18.072006	17.38%	0	2005
	13.534705	15.396766	13.76%	0	2004
	10.000000	13.534705	35.35%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.124937	7.709797	50.44%	61,277	2009
	10.000000	5.124937	-48.75%	2,687	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.110003	7.904167	29.36%	0	2009
	10.000000	6.110003	-38.90%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.108107	7.885821	29.10%	0	2009
	10.000000	6.108107	-38.92%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	6.342067	8.058507	27.06%	0	2009
	10.000000	6.342067	-36.58%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	7.900737	9.310557	17.84%	0	2009
	10.000000	7.900737	-20.99%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	7.180256	8.768188	22.12%	0	2009
	10.000000	7.180256	-28.20%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	9.048338	10.057746	11.16%	0	2009
	10.000000	9.048338	-9.52%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	7.537235	9.039810	19.94%	18,231	2009
	10.000000	7.537235	-24.63%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	6.818051	8.487804	24.49%	0	2009
	10.000000	6.818051	-31.82%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	8.279837	9.582985	15.74%	1,415	2009
	10.000000	8.279837	-17.20%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.835494	10.522958	6.99%	3,254	2009
	10.000000	9.835494	-1.65%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.813706	10.481000	6.80%	0	2009
	10.000000	9.813706	-1.86%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.583195	21.817344	60.62%	145	2009
	32.699975	13.583195	-58.46%	184	2008
	22.840560	32.699975	43.17%	558	2007
	16.985684	22.840560	34.47%	591	2006
	13.020203	16.985684	30.46%	631	2005
	10.964194	13.020203	18.75%	2,040	2004
	6.745447	10.964194	62.54%	2,602	2003
	8.090952	6.745447	-16.63%	7,516	2002
	8.677386	8.090952	-6.76%	3,287	2001
	10.000000	8.677386	-13.23%	0	2000*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.042758	24.186925	60.79%	6,192	2009
	36.271891	15.042758	-58.53%	6,774	2008
	25.340854	36.271891	43.14%	12,909	2007
	18.855195	25.340854	34.40%	13,096	2006
	14.451324	18.855195	30.47%	13,195	2005
	12.167999	14.451324	18.76%	14,587	2004
	7.488067	12.167999	62.50%	9,837	2003
	10.000000	7.488067	-25.12%	3,918	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.140468	14.281051	0.99%	92,188	2009
	13.347313	14.140468	5.94%	104,590	2008
	12.665762	13.347313	5.38%	124,659	2007
	12.461292	12.665762	1.64%	145,323	2006
	12.269348	12.461292	1.56%	162,747	2005
	12.081076	12.269348	1.56%	175,507	2004
	12.042881	12.081076	0.32%	238,408	2003
	11.033039	12.042881	9.15%	301,590	2002
	10.460250	11.033039	5.48%	64,235	2001
	9.449856	10.460250	10.69%	6,302	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	4.909233	6.444333	31.27%	3,879	2009
	8.144006	4.909233	-39.72%	9,122	2008
	6.927429	8.144006	17.56%	17,084	2007
	6.634147	6.927429	4.42%	26,600	2006
	6.333414	6.634147	4.75%	26,071	2005
	5.953998	6.333414	6.37%	26,631	2004
	4.560642	5.953998	30.55%	48,689	2003
	6.505832	4.560642	-29.90%	49,226	2002
	9.205900	6.505832	-29.33%	32,998	2001
	12.740010	9.205900	-27.74%	30,031	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.528074	8.257188	26.49%	278	2009
	11.663775	6.528074	-44.03%	0	2008
	10.842547	11.663775	7.57%	2,171	2007
	10.000000	10.842547	8.43%	2,243	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.422814	11.788571	25.11%	15,335	2009
	15.170486	9.422814	-37.89%	20,297	2008
	14.558931	15.170486	4.20%	39,661	2007
	12.665956	14.558931	14.95%	100,058	2006
	11.931477	12.665956	6.16%	104,606	2005
	10.639301	11.931477	12.15%	108,843	2004
	8.203385	10.639301	29.69%	83,391	2003
	10.000000	8.203385	-17.97%	53,460	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.511714	15.12%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.069770	20.70%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.984715	11.784925	7.28%	15,282	2009
	11.884834	10.984715	-7.57%	16,169	2008
	11.468184	11.884834	3.63%	18,062	2007
	10.983058	11.468184	4.42%	22,566	2006
	10.809357	10.983058	1.61%	23,600	2005
	10.502098	10.809357	2.93%	143,775	2004
	9.895838	10.502098	6.13%	162,571	2003
	10.000000	9.895838	-1.04%	43,219	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.195277	11.945785	17.17%	157,610	2009
	13.497257	10.195277	-24.46%	105,219	2008
	12.989787	13.497257	3.91%	104,098	2007
	11.860570	12.989787	9.52%	91,373	2006
	11.447227	11.860570	3.61%	68,571	2005
	10.625957	11.447227	7.73%	362,284	2004
	8.999570	10.625957	18.07%	300,999	2003
	10.000000	8.999570	-10.00%	102,411	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.815472	12.008250	22.34%	22,618	2009
	14.546762	9.815472	-32.52%	51,214	2008
	13.935085	14.546762	4.39%	61,397	2007
	12.369589	13.935085	12.66%	68,216	2006
	11.745826	12.369589	5.31%	65,718	2005
	10.654414	11.745826	10.24%	281,769	2004
	8.553922	10.654414	24.56%	247,166	2003
	10.000000	8.553922	-14.46%	48,463	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.665626	12.017093	12.67%	28,498	2009
	12.765018	10.665626	-16.45%	49,449	2008
	12.261864	12.765018	4.10%	46,128	2007
	11.498511	12.261864	6.64%	46,096	2006
	11.188941	11.498511	2.77%	41,946	2005
	10.616601	11.188941	5.39%	240,796	2004
	9.494075	10.616601	11.82%	242,387	2003
	10.000000	9.494075	-5.06%	57,606	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.828437	21.289110	34.50%	33,772	2009
	25.331025	15.828437	-37.51%	47,714	2008
	23.947955	25.331025	5.78%	61,561	2007
	22.157413	23.947955	8.08%	73,280	2006
	20.096540	22.157413	10.25%	74,287	2005
	17.655987	20.096540	13.82%	79,613	2004
	13.332102	17.655987	32.43%	81,045	2003
	16.005443	13.332102	-16.70%	75,022	2002
	16.490935	16.005443	-2.94%	21,841	2001
	14.553031	16.490935	13.32%	4,708	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.585286	11.398912	-1.61%	194,884	2009
	11.542601	11.585286	0.37%	386,647	2008
	11.200509	11.542601	3.05%	220,349	2007
	10.894355	11.200509	2.81%	204,212	2006
	10.788773	10.894355	0.98%	176,733	2005
	10.881482	10.788773	-0.85%	335,579	2004
	10.995248	10.881482	-1.03%	364,287	2003
	11.045897	10.995248	-0.46%	354,487	2002
	10.841575	11.045897	1.88%	106,990	2001
	10.395950	10.841575	4.29%	42,303	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.496194	14.063112	22.33%	26,967	2009
	14.132859	11.496194	-18.66%	36,044	2008
	13.735964	14.132859	2.89%	91,325	2007
	13.321271	13.735964	3.11%	104,747	2006
	13.255163	13.321271	0.50%	108,106	2005
	12.650922	13.255163	4.78%	137,603	2004
	11.473014	12.650922	10.27%	119,665	2003
	10.881227	11.473014	5.44%	83,817	2002
	10.619936	10.881227	2.46%	11,341	2001
	10.219313	10.619936	3.92%	4,020	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.072420	8.149676	34.21%	56,726	2009
	10.000000	6.072420	-39.28%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.567338	14.770986	27.70%	4,043	2009
	21.916405	11.567338	-47.22%	11,101	2008
	21.651448	21.916405	1.22%	12,896	2007
	17.934223	21.651448	20.73%	15,150	2006
	16.272754	17.934223	10.21%	19,620	2005
	13.758110	16.272754	18.28%	10,054	2004
	10.000000	13.758110	37.58%	293	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.294094	8.033533	27.64%	1,106	2009
	10.000000	6.294094	-37.06%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.278351	7.867363	25.31%	0	2009
	10.000000	6.278351	-37.22%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.210174	7.764221	25.02%	106,014	2009
	10.000000	6.210174	-37.90%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.683090	8.575528	28.32%	119,584	2009
	10.000000	6.683090	-33.17%	1,315	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.694850	10.899692	25.36%	20,354	2009
	16.500572	8.694850	-47.31%	26,989	2008
	15.288267	16.500572	7.93%	35,099	2007
	15.061103	15.288267	1.51%	46,672	2006
	14.166800	15.061103	6.31%	53,627	2005
	12.700547	14.166800	11.54%	57,024	2004
	9.617770	12.700547	32.05%	57,832	2003
	14.659211	9.617770	-34.39%	53,975	2002
	16.719097	14.659211	-12.32%	20,728	2001
	20.277316	16.719097	-17.55%	1,858	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.458082	25.395119	24.13%	23,263	2009
	30.659723	20.458082	-33.27%	32,782	2008
	33.485668	30.659723	-8.44%	45,887	2007
	29.026186	33.485668	15.36%	51,410	2006
	28.631870	29.026186	1.38%	56,345	2005
	24.818800	28.631870	15.36%	61,211	2004
	16.087835	24.818800	54.27%	61,160	2003
	22.458672	16.087835	-28.37%	67,973	2002
	17.803398	22.458672	26.15%	25,199	2001
	16.277398	17.803398	9.37%	341	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	16.532129	21.901665	32.48%	34,705	2009
	27.195852	16.532129	-39.21%	55,812	2008
	27.077341	27.195852	0.44%	80,355	2007
	24.572263	27.077341	10.19%	92,125	2006
	22.243450	24.572263	10.47%	105,254	2005
	19.001877	22.243450	17.06%	132,647	2004
	13.701015	19.001877	38.69%	131,158	2003
	16.851295	13.701015	-18.69%	123,502	2002
	18.367325	16.851295	-8.25%	21,984	2001
	17.148084	18.367325	7.11%	5,450	2000

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.356437	10.363320	24.02%	18,374	2009
	14.538377	8.356437	-42.52%	29,158	2008
	13.665574	14.538377	6.39%	49,112	2007
	12.227790	13.665574	11.76%	53,029	2006
	11.571236	12.227790	5.67%	57,595	2005
	10.720003	11.571236	7.94%	68,497	2004
	8.547905	10.720003	25.41%	78,118	2003
	10.516473	8.547905	-18.72%	83,504	2002
	12.127493	10.516473	-13.28%	43,408	2001
	12.596911	12.127493	-3.73%	8,304	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.583979	7.185158	28.67%	74,420	2009
	10.000000	5.583979	-44.16%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.833644	10.358995	5.34%	5,586	2009
	10.000000	9.833644	-1.66%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.915827	29.16%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.890526	28.91%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.019511	10.138888	26.43%	46,231	2009
	12.941561	8.019511	-38.03%	62,485	2008
	13.458229	12.941561	-3.84%	129,301	2007
	11.805622	13.458229	14.00%	150,751	2006
	11.514104	11.805622	2.53%	166,516	2005
	9.963657	11.514104	15.56%	155,846	2004
	7.707824	9.963657	29.27%	88,917	2003
	10.469799	7.707824	-26.38%	58,045	2002
	12.119427	10.469799	-13.61%	6,209	2001
	13.786084	12.119427	-12.09%	5,478	2000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.998534	14.211338	42.13%	70,138	2009
	18.660785	9.998534	-46.42%	115,456	2008
	16.623444	18.660785	12.26%	175,900	2007
	15.657105	16.623444	6.17%	194,521	2006
	15.146727	15.657105	3.37%	226,382	2005
	14.401857	15.146727	5.17%	249,848	2004
	11.182836	14.401857	28.79%	249,588	2003
	15.546364	11.182836	-28.07%	241,932	2002
	18.083324	15.546364	-14.03%	56,062	2001
	18.427568	18.083324	-1.87%	16,904	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.323276	18.305112	37.39%	32,588	2009
	22.652004	13.323276	-41.18%	52,096	2008
	21.661296	22.652004	4.57%	46,845	2007
	18.713519	21.661296	15.75%	49,956	2006
	16.640631	18.713519	12.46%	58,401	2005
	14.194919	16.640631	17.23%	96,473	2004
	10.000000	14.194919	41.95%	79,550	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.297510	11.406210	37.47%	79,173	2009
	14.105944	8.297510	-41.18%	109,747	2008
	13.491361	14.105944	4.56%	246,421	2007
	11.655041	13.491361	15.76%	262,797	2006
	10.366717	11.655041	12.43%	278,226	2005
	8.845490	10.366717	17.20%	301,259	2004
	6.288389	8.845490	40.66%	316,265	2003
	8.211680	6.288389	-23.42%	329,202	2002
	9.493145	8.211680	-13.50%	42,169	2001
	10.000000	9.493145	-5.07%	2,570	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.983372	2.472500	24.66%	0	2009
	9.554138	1.983372	-79.24%	0	2008
	10.000000	9.554138	-4.46%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.161890	2.664526	23.25%	0	2009
	10.307058	2.161890	-79.03%	0	2008
	10.491592	10.307058	-1.76%	0	2007
	10.000000	10.491592	4.92%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.181622	11.584325	26.17%	84,098	2009
	15.173013	9.181622	-39.49%	102,302	2008
	14.775327	15.173013	2.69%	130,742	2007
	13.060178	14.775327	13.13%	156,203	2006
	12.529835	13.060178	4.23%	176,004	2005
	11.639025	12.529835	7.65%	190,341	2004
	9.338857	11.639025	24.63%	214,581	2003
	11.693870	9.338857	-20.14%	245,912	2002
	13.236091	11.693870	-11.65%	129,371	2001
	14.751442	13.236091	-10.27%	43,247	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.930641	8.002283	34.93%	2,009	2009
	9.699671	5.930641	-38.86%	5,917	2008
	9.984100	9.699671	-2.85%	6,155	2007
	10.000000	9.984100	-0.16%	555	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	8.499807	11.085415	30.42%	16,784	2009
	16.968927	8.499807	-49.91%	20,173	2008
	16.227583	16.968927	4.57%	29,317	2007
	16.025463	16.227583	1.26%	32,317	2006
	14.505376	16.025463	10.48%	32,294	2005
	12.313446	14.505376	17.80%	39,039	2004
	9.968740	12.313446	23.52%	41,202	2003
	14.037370	9.968740	-28.98%	43,404	2002
	20.768575	14.037370	-32.41%	35,112	2001
	23.789077	20.768575	-12.70%	20,750	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.845085	8.45%	203	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.924366	9.24%	1,001	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.567491	9.158535	39.45%	2,157	2009
	11.644273	6.567491	-43.60%	4,994	2008
	10.526070	11.644273	10.62%	2,942	2007
	10.000000	10.526070	5.26%	3,490	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.968347	8.583904	23.18%	4,219	2009
	11.117182	6.968347	-37.32%	5,382	2008
	10.972276	11.117182	1.32%	1,964	2007
	10.000000	10.972276	9.72%	741	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.511461	10.256771	7.84%	3,051	2009
	10.770119	9.511461	-11.69%	7,690	2008
	10.385438	10.770119	3.70%	94	2007
	10.000000	10.385438	3.85%	24,021	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	26.475117	33.904538	28.06%	2,604	2009
	31.661206	26.475117	-16.38%	2,936	2008
	30.221133	31.661206	4.77%	2,998	2007
	27.729876	30.221133	8.98%	3,377	2006
	25.116712	27.729876	10.40%	3,436	2005
	23.203314	25.116712	8.25%	3,744	2004
	18.451021	23.203314	25.76%	9,222	2003
	17.176522	18.451021	7.42%	8,419	2002
	15.863998	17.176522	8.27%	2,668	2001
	14.479873	15.863998	9.56%	1,744	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.508498	22.055080	109.88%	21,277	2009
	30.313832	10.508498	-65.33%	2,100	2008
	22.407306	30.313832	35.29%	2,975	2007
	16.327165	22.407306	37.24%	6,549	2006
	12.588829	16.327165	29.70%	2,712	2005
	10.000000	12.588829	25.89%	4,210	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	20.541986	43.069151	109.66%	1,785	2009
	59.306449	20.541986	-65.36%	1,933	2008
	43.822423	59.306449	35.33%	3,438	2007
	31.941114	43.822423	37.20%	5,585	2006
	24.602994	31.941114	29.83%	7,203	2005
	19.870857	24.602994	23.81%	8,136	2004
	13.103231	19.870857	51.65%	11,282	2003
	13.721459	13.103231	-4.51%	14,055	2002
	14.210596	13.721459	-3.44%	10,487	2001
	24.853443	14.210596	-42.82%	2,374	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.224167	26.700686	55.02%	1,850	2009
	32.491558	17.224167	-46.99%	1,762	2008
	22.734416	32.491558	42.92%	7,404	2007
	18.560497	22.734416	22.49%	15,720	2006
	12.446323	18.560497	49.12%	20,194	2005
	10.000000	12.446323	24.46%	6,773	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	26.163298	40.536170	54.94%	575	2009
	49.379822	26.163298	-47.02%	1,038	2008
	34.544385	49.379822	42.95%	1,650	2007
	28.212403	34.544385	22.44%	2,254	2006
	18.911846	28.212403	49.18%	2,694	2005
	15.478646	18.911846	22.18%	5,275	2004
	10.869895	15.478646	42.40%	9,972	2003
	11.374685	10.869895	-4.44%	3,995	2002
	12.915760	11.374685	-11.93%	181	2001
	11.787279	12.915760	9.57%	0	2000

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	8.202012	10.249634	24.96%	4,067	2009
	13.422531	8.202012	-38.89%	4,511	2008
	12.413523	13.422531	8.13%	4,511	2007
	11.102283	12.413523	11.81%	4,511	2006
	10.380113	11.102283	6.96%	4,511	2005
	9.623995	10.380113	7.86%	4,511	2004
	7.250000	9.623995	32.74%	4,511	2003
	9.629285	7.250000	-24.71%	4,962	2002
	9.760791	9.629285	-1.35%	4,962	2001
	10.037475	9.760791	-2.76%	3,470	2000

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	7.547129	10.965903	45.30%	0	2009

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.916493	13.906134	40.23%	0	2009
	15.701038	9.916493	-36.84%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.019566	11.938727	8.34%	0	2009
	11.391105	11.019566	-3.26%	0	2008
	10.584296	11.391105	7.62%	0	2007
	10.598601	10.584296	-0.13%	0	2006
	10.615502	10.598601	-0.16%	0	2005
	10.206041	10.615502	4.01%	0	2004
	10.000000	10.206041	2.06%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.218139	8.379453	16.09%	2,454	2009
	11.225835	7.218139	-35.70%	2,236	2008
	11.428768	11.225835	-1.78%	2,823	2007
	9.929177	11.428768	15.10%	2,823	2006
	9.653346	9.929177	2.86%	2,889	2005
	8.691036	9.653346	11.07%	2,848	2004
	6.834929	8.691036	27.16%	2,898	2003
	8.623786	6.834929	-20.74%	2,932	2002
	9.573565	8.623786	-9.92%	5,528	2001
	10.894734	9.573565	-12.13%	3,892	2000

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.874490	10.058556	27.74%	1,369	2009
	10.589059	7.874490	-25.64%	0	2008
	11.027429	10.589059	-3.98%	0	2007
	10.000000	11.027429	10.27%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	11.185668	13.179603	17.83%	2,956	2009
	15.540625	11.185668	-28.02%	3,107	2008
	16.667321	15.540625	-6.76%	3,181	2007
	14.289251	16.667321	16.64%	3,482	2006
	13.839011	14.289251	3.25%	3,417	2005
	12.313381	13.839011	12.39%	3,387	2004
	9.713280	12.313381	26.77%	3,412	2003
	11.308628	9.713280	-14.11%	1,600	2002
	10.197744	11.308628	10.89%	1,958	2001
	8.780117	10.197744	16.15%	1,003	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.039340	20.39%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.099384	0.99%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.680413	11.897305	22.90%	91	2009
	14.254844	9.680413	-32.09%	91	2008
	14.598370	14.254844	-2.35%	91	2007
	12.979641	14.598370	12.47%	91	2006
	12.312807	12.979641	5.42%	0	2005
	10.276639	12.312807	19.81%	0	2004
	7.587564	10.276639	35.44%	0	2003
	10.000000	7.587564	-24.12%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.327622	7.004877	31.48%	448	2009
	8.265192	5.327622	-35.54%	1,477	2008
	7.801519	8.265192	5.94%	1,477	2007
	7.267419	7.801519	7.35%	1,477	2006
	7.134773	7.267419	1.86%	1,477	2005
	6.833733	7.134773	4.41%	4,795	2004
	5.517158	6.833733	23.86%	6,203	2003
	7.899217	5.517158	-30.16%	6,732	2002
	10.380157	7.899217	-23.90%	8,290	2001
	11.868131	10.380157	-12.54%	7,175	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	6.500695	8.072997	24.19%	27,940	2009
	10.521014	6.500695	-38.21%	28,837	2008
	10.169522	10.521014	3.46%	31,058	2007
	8.956764	10.169522	13.54%	32,485	2006
	8.702901	8.956764	2.92%	31,277	2005
	8.001922	8.702901	8.76%	34,636	2004
	6.341490	8.001922	26.18%	34,636	2003
	8.309551	6.341490	-23.68%	34,636	2002
	9.626823	8.309551	-13.68%	35,765	2001
	10.794215	9.626823	-10.81%	37,329	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	7.649085	9.215280	20.48%	2,216	2009
	11.045665	7.649085	-30.75%	3,214	2008
	10.489561	11.045665	5.30%	3,523	2007
	9.160955	10.489561	14.50%	3,523	2006
	8.928061	9.160955	2.61%	3,850	2005
	8.646151	8.928061	3.26%	3,850	2004
	7.258882	8.646151	19.11%	3,850	2003
	8.866534	7.258882	-18.13%	4,653	2002
	9.946799	8.866534	-10.86%	6,320	2001
	10.184154	9.946799	-2.33%	1,722	2000

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.188974	14.430333	18.39%	19,554	2009
	13.374489	12.188974	-8.86%	18,029	2008
	12.911892	13.374489	3.58%	18,029	2007
	12.610701	12.911892	2.39%	18,029	2006
	12.663894	12.610701	-0.42%	18,029	2005
	12.432845	12.663894	1.86%	18,029	2004
	12.086367	12.432845	2.87%	18,029	2003
	11.248475	12.086367	7.45%	483	2002
	10.594913	11.248475	6.17%	483	2001
	9.757496	10.594913	8.58%	483	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.245737	10.063301	22.04%	0	2009
	11.196038	8.245737	-26.35%	0	2008
	10.484257	11.196038	6.79%	0	2007
	10.000000	10.484257	4.84%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.523329	9.523576	26.59%	0	2009
	11.374367	7.523329	-33.86%	0	2008
	10.504183	11.374367	8.28%	0	2007
	10.000000	10.504183	5.04%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	7.002297	9.044919	29.17%	0	2009
	11.503856	7.002297	-39.13%	0	2008
	10.524279	11.503856	9.31%	0	2007
	10.000000	10.524279	5.24%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.316033	12.423730	33.36%	10,571	2009
	16.515303	9.316033	-43.59%	12,555	2008
	14.298951	16.515303	15.50%	12,955	2007
	13.034847	14.298951	9.70%	15,734	2006
	11.347721	13.034847	14.87%	15,665	2005
	10.008646	11.347721	13.38%	12,505	2004
	7.932488	10.008646	26.17%	11,890	2003
	8.909469	7.932488	-10.97%	7,221	2002
	10.343090	8.909469	-13.86%	9,373	2001
	11.278366	10.343090	-8.29%	6,573	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.999758	8.703507	45.06%	0	2009
	13.386940	5.999758	-55.18%	0	2008
	9.351449	13.386940	43.15%	0	2007
	10.000000	9.351449	-6.49%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	7.285831	9.312785	27.82%	583	2009
	12.936709	7.285831	-43.68%	706	2008
	12.977703	12.936709	-0.32%	706	2007
	10.993905	12.977703	18.04%	2,379	2006
	10.574610	10.993905	3.97%	4,537	2005
	9.658120	10.574610	9.49%	4,862	2004
	7.544918	9.658120	28.01%	6,376	2003
	9.247408	7.544918	-18.41%	16,043	2002
	9.912757	9.247408	-6.71%	14,839	2001
	9.309967	9.912757	6.47%	4,448	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	4.117850	5.898522	43.24%	2,108	2009
	9.322042	4.117850	-55.83%	2,121	2008
	7.707977	9.322042	20.94%	1,972	2007
	7.446189	7.707977	3.52%	4,607	2006
	6.957979	7.446189	7.02%	5,363	2005
	6.611555	6.957979	5.24%	5,338	2004
	5.187189	6.611555	27.46%	5,310	2003
	6.758171	5.187189	-23.25%	4,139	2002
	8.036133	6.758171	-15.90%	5,059	2001
	9.869824	8.036133	-18.58%	4,148	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.583142	7.033050	25.97%	8,060	2009
	10.764399	5.583142	-48.13%	9,059	2008
	8.632044	10.764399	24.70%	11,204	2007
	8.227083	8.632044	4.92%	30,506	2006
	7.919648	8.227083	3.88%	30,903	2005
	7.801994	7.919648	1.51%	32,512	2004
	5.977313	7.801994	30.53%	33,317	2003
	8.711728	5.977313	-31.39%	35,056	2002
	10.773174	8.711728	-19.13%	33,524	2001
	12.322268	10.773174	-12.57%	7,582	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	7.137243	10.087208	41.33%	0	2009
	9.689202	7.137243	-26.34%	0	2008
	9.602576	9.689202	0.90%	0	2007
	8.786070	9.602576	9.29%	0	2006
	8.717634	8.786070	0.79%	0	2005
	8.101344	8.717634	7.61%	1,540	2004
	6.490761	8.101344	24.81%	1,540	2003
	6.372448	6.490761	1.86%	0	2002
	7.358723	6.372448	-13.40%	1,821	2001
	9.672582	7.358723	-23.92%	2,708	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.207015	10.196940	41.49%	0	2009
	9.772842	7.207015	-26.25%	0	2008
	10.000000	9.772842	-2.27%	0	2007

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.634926	9.132006	37.64%	680	2009
	11.158385	6.634926	-40.54%	1,609	2008
	9.830032	11.158385	13.51%	5,942	2007
	10.000000	9.830032	-1.70%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.513548	10.581339	24.29%	1,180	2009
	15.429063	8.513548	-44.82%	1,180	2008
	13.392845	15.429063	15.20%	1,180	2007
	11.550783	13.392845	15.95%	3,190	2006
	9.876226	11.550783	16.96%	3,190	2005
	8.852908	9.876226	11.56%	4,451	2004
	6.288770	8.852908	40.77%	4,451	2003
	8.031546	6.288770	-21.70%	3,574	2002
	10.379362	8.031546	-22.62%	6,057	2001
	13.058898	10.379362	-20.52%	5,984	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.435125	12.975013	24.34%	1,025	2009
	18.915891	10.435125	-44.83%	947	2008
	16.416913	18.915891	15.22%	875	2007
	14.158574	16.416913	15.95%	958	2006
	12.110746	14.158574	16.91%	2,369	2005
	10.855078	12.110746	11.57%	2,013	2004
	7.708483	10.855078	40.82%	2,027	2003
	10.000000	7.708483	-22.92%	1,198	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.401564	11.451772	54.72%	0	2009
	15.422507	7.401564	-52.01%	473	2008
	14.858647	15.422507	3.79%	1,460	2007
	13.007946	14.858647	14.23%	2,285	2006
	12.902636	13.007946	0.82%	1,340	2005
	11.515065	12.902636	12.05%	2,811	2004
	7.423709	11.515065	55.11%	0	2003
	10.000000	7.423709	-25.76%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.820175	10.423613	33.29%	0	2009
	11.309545	7.820175	-30.85%	0	2008
	11.089575	11.309545	1.98%	0	2007
	10.000000	11.089575	10.90%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.399697	8.125063	26.96%	0	2009
	9.719744	6.399697	-34.16%	0	2008
	10.129883	9.719744	-4.05%	0	2007
	10.000000	10.129883	1.30%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.580310	8.425280	28.04%	0	2009
	10.000000	6.580310	-34.20%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.262201	10.627001	69.70%	0	2009
	13.460804	6.262201	-53.48%	0	2008
	10.641087	13.460804	26.50%	0	2007
	10.000000	10.641087	6.41%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.199705	9.709886	34.87%	0	2009
	12.287718	7.199705	-41.41%	0	2008
	10.828723	12.287718	13.47%	0	2007
	10.000000	10.828723	8.29%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.874402	13.853761	16.67%	0	2009
	11.373802	11.874402	4.40%	0	2008
	10.421750	11.373802	9.14%	0	2007
	10.000000	10.421750	4.22%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.244363	8.596596	18.67%	0	2009
	12.845375	7.244363	-43.60%	0	2008
	11.696400	12.845375	9.82%	0	2007
	11.218519	11.696400	4.26%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.640737	10.664672	39.58%	0	2009
	14.702008	7.640737	-48.03%	0	2008
	13.530439	14.702008	8.66%	0	2007
	11.839172	13.530439	14.29%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.964338	20.852791	22.92%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.156160	8.836160	43.53%	573	2009
	11.245915	6.156160	-45.26%	3,248	2008
	8.373693	11.245915	34.30%	3,248	2007
	7.806451	8.373693	7.27%	3,248	2006
	7.055157	7.806451	10.65%	3,248	2005
	6.083963	7.055157	15.96%	8,838	2004
	5.147573	6.083963	18.19%	10,631	2003
	6.228852	5.147573	-17.36%	11,874	2002
	8.107133	6.228852	-23.17%	14,083	2001
	10.000000	8.107133	-18.93%	12,764	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.772210	12.002177	54.42%	0	2009
	14.093313	7.772210	-44.85%	0	2008
	11.776438	14.093313	19.67%	0	2007
	11.098352	11.776438	6.11%	0	2006
	10.141036	11.098352	9.44%	0	2005
	10.230953	10.141036	-0.88%	0	2004
	7.073630	10.230953	44.64%	0	2003
	10.000000	7.073630	-29.26%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.526192	3.896141	54.23%	2,040	2009
	4.586938	2.526192	-44.93%	3,317	2008
	3.834638	4.586938	19.62%	3,317	2007
	3.617587	3.834638	6.00%	3,317	2006
	3.298923	3.617587	9.66%	3,316	2005
	3.337081	3.298923	-1.14%	6,608	2004
	2.317610	3.337081	43.99%	6,608	2003
	3.991639	2.317610	-41.94%	6,608	2002
	6.479020	3.991639	-38.39%	8,141	2001
	10.000000	6.479020	-35.21%	8,141	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.185794	23.210861	76.03%	866	2009
	28.069600	13.185794	-53.02%	1,464	2008
	22.297783	28.069600	25.89%	551	2007
	15.461983	22.297783	44.21%	551	2006
	11.913909	15.461983	29.78%	551	2005
	10.209599	11.913909	16.69%	551	2004
	7.719236	10.209599	32.26%	551	2003
	10.000000	7.719236	-22.81%	551	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.623666	13.419831	76.03%	1,456	2009
	16.235545	7.623666	-53.04%	2,784	2008
	12.902589	16.235545	25.83%	2,784	2007
	8.951137	12.902589	44.14%	12,932	2006
	6.901163	8.951137	29.70%	12,932	2005
	5.915144	6.901163	16.67%	19,743	2004
	4.472745	5.915144	32.25%	19,743	2003
	6.128895	4.472745	-27.02%	22,397	2002
	8.143702	6.128895	-24.74%	23,807	2001
	10.000000	8.143702	-18.56%	11,406	2000*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.257720	11.529869	24.54%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.962500	11.991826	20.37%	710	2009
	15.069070	9.962500	-33.89%	1,552	2008
	14.249058	15.069070	5.75%	0	2007
	12.028264	14.249058	18.46%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.855412	9.864986	11.40%	0	2009
	10.405989	8.855412	-14.90%	0	2008
	10.104772	10.405989	2.98%	0	2007
	9.864528	10.104772	2.44%	0	2006
	9.891887	9.864528	-0.28%	0	2005
	9.985156	9.891887	-0.93%	0	2004
	10.000000	9.985156	-0.15%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.156925	9.842719	20.67%	0	2009
	13.710117	8.156925	-40.50%	0	2008
	13.877105	13.710117	-1.20%	0	2007
	13.412068	13.877105	3.47%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.320532	10.749471	29.19%	0	2009
	13.978067	8.320532	-40.47%	0	2008
	13.215001	13.978067	5.77%	0	2007
	11.822846	13.215001	11.78%	0	2006
	11.254941	11.822846	5.05%	0	2005
	10.000000	11.254941	12.55%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.289050	12.89%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.421582	24.22%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.516796	9.119112	21.32%	0	2009
	10.889310	7.516796	-30.97%	0	2008
	10.437649	10.889310	4.33%	0	2007
	10.000000	10.437649	4.38%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.344260	10.301441	10.24%	0	2009
	10.547109	9.344260	-11.40%	0	2008
	10.419772	10.547109	1.22%	0	2007
	10.000000	10.419772	4.20%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.268248	10.117159	39.20%	0	2009
	12.049870	7.268248	-39.68%	0	2008
	10.719544	12.049870	12.41%	0	2007
	10.000000	10.719544	7.20%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.180334	8.431393	36.42%	396	2009
	11.270518	6.180334	-45.16%	396	2008
	10.247234	11.270518	9.99%	396	2007
	10.000000	10.247234	2.47%	396	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.953882	7.648876	28.47%	0	2009
	9.779553	5.953882	-39.12%	0	2008
	10.000000	9.779553	-2.20%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.263916	13.295414	43.52%	258	2009
	13.087309	9.263916	-29.21%	258	2008
	12.910184	13.087309	1.37%	258	2007
	11.873788	12.910184	8.73%	258	2006
	11.797727	11.873788	0.64%	258	2005
	10.901080	11.797727	8.23%	258	2004
	9.069535	10.901080	20.19%	258	2003
	8.938092	9.069535	1.47%	258	2002
	8.725646	8.938092	2.43%	258	2001
	9.676620	8.725646	-9.83%	258	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.121026	11.661664	43.60%	0	2009
	11.490054	8.121026	-29.32%	0	2008
	11.330863	11.490054	1.40%	0	2007
	10.421681	11.330863	8.72%	0	2006
	10.000000	10.421681	4.22%	1,115	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	7.996675	10.197126	27.52%	0	2009
	15.081031	7.996675	-46.98%	0	2008
	12.067387	15.081031	24.97%	0	2007
	9.232054	12.067387	30.71%	0	2006
	7.212356	9.232054	28.00%	0	2005
	6.425076	7.212356	12.25%	0	2004
	4.819298	6.425076	33.32%	0	2003
	6.459936	4.819298	-25.40%	0	2002
	9.211629	6.459936	-29.87%	0	2001
	10.000000	9.211629	-7.88%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.842853	16.370417	27.47%	0	2009
	24.212910	12.842853	-46.96%	0	2008
	19.373993	24.212910	24.98%	0	2007
	14.823511	19.373993	30.70%	0	2006
	11.583693	14.823511	27.97%	0	2005
	10.304923	11.583693	12.41%	0	2004
	7.746056	10.304923	33.03%	0	2003
	10.000000	7.746056	-22.54%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	8.029729	9.866849	22.88%	0	2009
	14.676850	8.029729	-45.29%	0	2008
	12.453767	14.676850	17.85%	0	2007
	10.063836	12.453767	23.75%	0	2006
	8.578434	10.063836	17.32%	0	2005
	7.544804	8.578434	13.70%	0	2004
	5.641033	7.544804	33.75%	0	2003
	7.691601	5.641033	-26.66%	0	2002
	9.638561	7.691601	-20.20%	0	2001
	11.182210	9.638561	-13.80%	1,156	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.400670	17.694588	22.87%	0	2009
	26.314770	14.400670	-45.28%	0	2008
	22.321059	26.314770	17.89%	0	2007
	18.047559	22.321059	23.68%	0	2006
	15.383743	18.047559	17.32%	754	2005
	13.530129	15.383743	13.70%	0	2004
	10.000000	13.530129	35.30%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.123186	7.703242	50.36%	0	2009
	10.000000	5.123186	-48.77%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.107929	7.897457	29.30%	0	2009
	10.000000	6.107929	-38.92%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.106026	7.879127	29.04%	0	2009
	10.000000	6.106026	-38.94%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	6.339916	8.051675	27.00%	0	2009
	10.000000	6.339916	-36.60%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	7.898055	9.302682	17.78%	0	2009
	10.000000	7.898055	-21.02%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	7.177820	8.760766	22.05%	0	2009
	10.000000	7.177820	-28.22%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	9.045270	10.049218	11.10%	0	2009
	10.000000	9.045270	-9.55%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	7.534670	9.032136	19.87%	0	2009
	10.000000	7.534670	-24.65%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	6.815732	8.480594	24.43%	0	2009
	10.000000	6.815732	-31.84%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	8.277026	9.574869	15.68%	0	2009
	10.000000	8.277026	-17.23%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.832166	10.514058	6.94%	0	2009
	10.000000	9.832166	-1.68%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.810381	10.472120	6.75%	0	2009
	10.000000	9.810381	-1.90%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.526313	21.714927	60.54%	0	2009
	32.579671	13.526313	-58.48%	0	2008
	22.768148	32.579671	43.09%	0	2007
	16.940420	22.768148	34.40%	0	2006
	12.992081	16.940420	30.39%	0	2005
	10.946077	12.992081	18.69%	0	2004
	6.737713	10.946077	62.46%	0	2003
	8.085801	6.737713	-16.67%	0	2002
	8.676322	8.085801	-6.81%	279	2001
	10.000000	8.676322	-13.24%	0	2000*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	14.991860	24.092836	60.71%	0	2009
	36.167634	14.991860	-58.55%	0	2008
	25.280916	36.167634	43.06%	0	2007
	18.820135	25.280916	34.33%	0	2006
	14.431753	18.820135	30.41%	0	2005
	12.157699	14.431753	18.70%	0	2004
	7.485519	12.157699	62.42%	0	2003
	10.000000	7.485519	-25.14%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.500804	14.637532	0.94%	18,734	2009
	13.694396	14.500804	5.89%	18,831	2008
	13.001762	13.694396	5.33%	19,152	2007
	12.798374	13.001762	1.59%	21,359	2006
	12.607632	12.798374	1.51%	21,287	2005
	12.420485	12.607632	1.51%	21,140	2004
	12.387519	12.420485	0.27%	22,533	2003
	11.354552	12.387519	9.10%	3,641	2002
	10.770572	11.354552	5.42%	4,758	2001
	9.735132	10.770572	10.64%	2,358	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	3.723622	4.885505	31.20%	1,150	2009
	6.180327	3.723622	-39.75%	1,118	2008
	5.259774	6.180327	17.50%	1,230	2007
	5.039656	5.259774	4.37%	1,259	2006
	4.813650	5.039656	4.70%	1,980	2005
	4.527588	4.813650	6.32%	1,922	2004
	3.469794	4.527588	30.49%	1,883	2003
	4.952256	3.469794	-29.94%	1,878	2002
	7.011148	4.952256	-29.37%	1,767	2001
	9.707627	7.011148	-27.78%	1,563	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.519215	8.241771	26.42%	0	2009
	11.653883	6.519215	-44.06%	0	2008
	10.838892	11.653883	7.52%	0	2007
	10.000000	10.838892	8.39%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.389637	11.741097	25.04%	0	2009
	15.124787	9.389637	-37.92%	0	2008
	14.522502	15.124787	4.15%	0	2007
	12.640673	14.522502	14.89%	0	2006
	11.913697	12.640673	6.10%	0	2005
	10.628853	11.913697	12.09%	0	2004
	8.199498	10.628853	29.63%	0	2003
	10.000000	8.199498	-18.01%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.507802	15.08%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.065671	20.66%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.946084	11.737507	7.23%	0	2009
	11.849056	10.946084	-7.62%	0	2008
	11.439502	11.849056	3.58%	0	2007
	10.961134	11.439502	4.36%	0	2006
	10.793259	10.961134	1.56%	0	2005
	10.491789	10.793259	2.87%	0	2004
	9.891153	10.491789	6.07%	0	2003
	10.000000	9.891153	-1.09%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.159426	11.897721	17.11%	578	2009
	13.456647	10.159426	-24.50%	0	2008
	12.957311	13.456647	3.85%	0	2007
	11.836907	12.957311	9.47%	0	2006
	11.430176	11.836907	3.56%	0	2005
	10.615527	11.430176	7.67%	0	2004
	8.995312	10.615527	18.01%	0	2003
	10.000000	8.995312	-10.05%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.780927	11.959902	22.28%	0	2009
	14.502953	9.780927	-32.56%	0	2008
	13.900226	14.502953	4.34%	0	2007
	12.344896	13.900226	12.60%	0	2006
	11.728326	12.344896	5.26%	0	2005
	10.643945	11.728326	10.19%	0	2004
	8.549857	10.643945	24.49%	0	2003
	10.000000	8.549857	-14.50%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.628096	11.968718	12.61%	0	2009
	12.726582	10.628096	-16.49%	0	2008
	12.231204	12.726582	4.05%	0	2007
	11.475585	12.231204	6.58%	0	2006
	11.172292	11.475585	2.71%	0	2005
	10.606188	11.172292	5.34%	0	2004
	9.489589	10.606188	11.77%	0	2003
	10.000000	9.489589	-5.10%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.394191	16.661606	34.43%	1,380	2009
	19.845137	12.394191	-37.55%	2,706	2008
	18.771190	19.845137	5.72%	1,872	2007
	17.376513	18.771190	8.03%	3,564	2006
	15.768301	17.376513	10.20%	4,372	2005
	13.860424	15.768301	13.76%	5,549	2004
	10.471383	13.860424	32.36%	5,554	2003
	12.577501	10.471383	-16.75%	4,195	2002
	12.965645	12.577501	-2.99%	4,198	2001
	9.676620	12.965645	13.26%	3,656	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.325476	11.137615	-1.66%	6,440	2009
	11.289488	11.325476	0.32%	7,327	2008
	10.960502	11.289488	3.00%	4,701	2007
	10.666317	10.960502	2.76%	10,762	2006
	10.568302	10.666317	0.93%	11,696	2005
	10.664538	10.568302	-0.90%	11,696	2004
	10.781517	10.664538	-1.08%	14,510	2003
	10.836691	10.781517	-0.51%	45,596	2002
	10.641677	10.836691	1.83%	52,509	2001
	10.209430	10.641677	4.23%	6,060	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.083470	13.551342	22.27%	2,180	2009
	13.632414	11.083470	-18.70%	3,955	2008
	13.256349	13.632414	2.84%	902	2007
	12.862646	13.256349	3.06%	810	2006
	12.805314	12.862646	0.45%	771	2005
	12.227805	12.805314	4.72%	698	2004
	11.094926	12.227805	10.21%	664	2003
	10.527978	11.094926	5.39%	611	2002
	10.280419	10.527978	2.41%	1,734	2001
	9.897603	10.280419	3.87%	0	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.070359	8.142763	34.14%	1,369	2009
	10.000000	6.070359	-39.30%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.534047	14.720979	27.63%	0	2009
	21.864487	11.534047	-47.25%	311	2008
	21.611209	21.864487	1.17%	1,170	2007
	17.909961	21.611209	20.67%	1,672	2006
	16.258970	17.909961	10.15%	1,866	2005
	13.753445	16.258970	18.22%	881	2004
	10.000000	13.753445	37.53%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.291956	8.026722	27.57%	0	2009
	10.000000	6.291956	-37.08%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.276217	7.860693	25.25%	0	2009
	10.000000	6.276217	-37.24%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.208058	7.757631	24.96%	4,191	2009
	10.000000	6.208058	-37.92%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.680815	8.568256	28.25%	0	2009
	10.000000	6.680815	-33.19%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.652209	10.840720	25.29%	476	2009
	16.428033	8.652209	-47.33%	420	2008
	15.228839	16.428033	7.87%	363	2007
	15.010175	15.228839	1.46%	386	2006
	14.126052	15.010175	6.26%	352	2005
	12.670461	14.126052	11.49%	1,071	2004
	9.599855	12.670461	31.99%	1,037	2003
	14.639366	9.599855	-34.42%	366	2002
	16.705019	14.639366	-12.37%	310	2001
	20.270503	16.705019	-17.59%	50	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.634307	18.156682	24.07%	1,901	2009
	21.943047	14.634307	-33.31%	1,876	2008
	23.977837	21.943047	-8.49%	2,310	2007
	20.795111	23.977837	15.31%	2,688	2006
	20.523009	20.795111	1.33%	2,755	2005
	17.798875	20.523009	15.31%	3,511	2004
	11.543278	17.798875	54.19%	3,519	2003
	16.122666	11.543278	-28.40%	2,736	2002
	12.787277	16.122666	26.08%	2,327	2001
	11.697140	12.787277	9.32%	1,209	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	13.555192	17.948705	32.41%	658	2009
	22.310072	13.555192	-39.24%	714	2008
	22.224214	22.310072	0.39%	734	2007
	20.178364	22.224214	10.14%	698	2006
	18.275241	20.178364	10.41%	2,101	2005
	15.619903	18.275241	17.00%	2,660	2004
	11.268207	15.619903	38.62%	3,101	2003
	13.866158	11.268207	-18.74%	3,458	2002
	15.121378	13.866158	-8.30%	3,468	2001
	14.124755	15.121378	7.06%	3,067	2000

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.505702	8.064012	23.95%	0	2009
	11.324266	6.505702	-42.55%	222	2008
	10.649866	11.324266	6.33%	222	2007
	9.534200	10.649866	11.70%	222	2006
	9.026851	9.534200	5.62%	222	2005
	8.367042	9.026851	7.89%	222	2004
	6.675091	8.367042	25.35%	1,772	2003
	8.216536	6.675091	-18.76%	1,772	2002
	9.480069	8.216536	-13.33%	4,587	2001
	9.851989	9.480069	-3.78%	4,658	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.582069	7.179054	28.61%	0	2009
	10.000000	5.582069	-44.18%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.830311	10.350221	5.29%	0	2009
	10.000000	9.830311	-1.70%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.911434	29.11%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.886142	28.86%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.241606	7.887116	26.36%	517	2009
	10.077576	6.241606	-38.06%	517	2008
	10.485261	10.077576	-3.89%	2,604	2007
	9.202382	10.485261	13.94%	5,098	2006
	8.979694	9.202382	2.48%	2,968	2005
	7.774478	8.979694	15.50%	0	2004
	6.017346	7.774478	29.20%	0	2003
	8.177730	6.017346	-26.42%	0	2002
	9.471062	8.177730	-13.66%	0	2001
	10.778958	9.471062	-12.13%	50,057	2000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	6.891456	9.790139	42.06%	2,105	2009
	12.868455	6.891456	-46.45%	2,828	2008
	11.469371	12.868455	12.20%	3,632	2007
	10.808133	11.469371	6.12%	5,272	2006
	10.461119	10.808133	3.32%	5,467	2005
	9.951728	10.461119	5.12%	8,038	2004
	7.731297	9.951728	28.72%	8,726	2003
	10.753519	7.731297	-28.10%	14,118	2002
	12.514763	10.753519	-14.07%	14,695	2001
	12.759449	12.514763	-1.92%	5,542	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.284926	18.243138	37.32%	743	2009
	22.598324	13.284926	-41.21%	750	2008
	21.621027	22.598324	4.52%	1,894	2007
	18.688207	21.621027	15.69%	2,652	2006
	16.626541	18.688207	12.40%	2,239	2005
	14.190099	16.626541	17.17%	1,496	2004
	10.000000	14.190099	41.90%	845	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.261035	11.350309	37.40%	0	2009
	14.051084	8.261035	-41.21%	0	2008
	13.445762	14.051084	4.50%	0	2007
	11.621530	13.445762	15.70%	409	2006
	10.342152	11.621530	12.37%	468	2005
	8.829014	10.342152	17.14%	468	2004
	6.279861	8.829014	40.59%	468	2003
	8.204726	6.279861	-23.46%	2,505	2002
	9.489961	8.204726	-13.54%	2,435	2001
	10.000000	9.489961	-5.10%	400	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.981687	2.469149	24.60%	0	2009
	9.550890	1.981687	-79.25%	0	2008
	10.000000	9.550890	-4.49%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.158949	2.659550	23.19%	0	2009
	10.298312	2.158949	-79.04%	0	2008
	10.488054	10.298312	-1.81%	0	2007
	10.000000	10.488054	4.88%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.681916	8.426197	26.10%	327	2009
	11.047780	6.681916	-39.52%	2,545	2008
	10.763720	11.047780	2.64%	2,545	2007
	9.519072	10.763720	13.08%	2,545	2006
	9.137147	9.519072	4.18%	2,545	2005
	8.491851	9.137147	7.60%	2,545	2004
	6.817103	8.491851	24.57%	4,066	2003
	8.540552	6.817103	-20.18%	8,512	2002
	9.671852	8.540552	-11.70%	9,132	2001
	10.784586	9.671852	-10.32%	5,708	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.922587	7.987353	34.86%	0	2009
	9.691444	5.922587	-38.89%	0	2008
	9.980733	9.691444	-2.90%	0	2007
	10.000000	9.980733	-0.19%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	5.715778	7.450703	30.35%	1,861	2009
	11.416738	5.715778	-49.94%	4,006	2008
	10.923544	11.416738	4.51%	4,266	2007
	10.792970	10.923544	1.21%	4,266	2006
	9.774156	10.792970	10.42%	4,540	2005
	8.301377	9.774156	17.74%	4,754	2004
	6.724059	8.301377	23.46%	5,083	2003
	9.473229	6.724059	-29.02%	6,503	2002
	14.023027	9.473229	-32.45%	6,503	2001
	16.070617	14.023027	-12.74%	1,770	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.841398	8.41%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.920652	9.21%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.558579	9.141471	39.38%	0	2009
	11.634404	6.558579	-43.63%	0	2008
	10.522524	11.634404	10.57%	0	2007
	10.000000	10.522524	5.23%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.958885	8.567894	23.12%	0	2009
	11.107758	6.958885	-37.35%	0	2008
	10.968586	11.107758	1.27%	0	2007
	10.000000	10.968586	9.69%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.498565	10.237665	7.78%	0	2009
	10.760988	9.498565	-11.73%	0	2008
	10.381939	10.760988	3.65%	0	2007
	10.000000	10.381939	3.82%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.404365	26.116941	28.00%	0	2009
	24.413707	20.404365	-16.42%	0	2008
	23.315194	24.413707	4.71%	0	2007
	21.404075	23.315194	8.93%	0	2006
	19.396867	21.404075	10.35%	0	2005
	17.928317	19.396867	8.19%	0	2004
	14.263644	17.928317	25.69%	0	2003
	13.285149	14.263644	7.37%	0	2002
	12.276257	13.285149	8.22%	0	2001
	11.210825	12.276257	9.50%	0	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.483599	21.991657	109.77%	0	2009
	30.257475	10.483599	-65.35%	0	2008
	22.377079	30.257475	35.22%	0	2007
	16.313414	22.377079	37.17%	0	2006
	12.584599	16.313414	29.63%	0	2005
	10.000000	12.584599	25.85%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	12.832010	26.890464	109.56%	0	2009
	37.066048	12.832010	-65.38%	0	2008
	27.402650	37.066048	35.26%	0	2007
	19.983261	27.402650	37.13%	0	2006
	15.400121	19.983261	29.76%	0	2005
	12.444385	15.400121	23.75%	0	2004
	8.210254	12.444385	51.57%	0	2003
	8.602001	8.210254	-4.55%	0	2002
	8.913211	8.602001	-3.49%	0	2001
	15.596564	8.913211	-42.85%	0	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.183383	26.623921	54.94%	0	2009
	32.431172	17.183383	-47.02%	0	2008
	22.703760	32.431172	42.84%	0	2007
	18.544874	22.703760	22.43%	0	2006
	12.442137	18.544874	49.05%	0	2005
	10.000000	12.442137	24.42%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	22.066487	34.171384	54.86%	0	2009
	41.668880	22.066487	-47.04%	0	2008
	29.164988	41.668880	42.87%	0	2007
	23.831127	29.164988	22.38%	0	2006
	15.982999	23.831127	49.10%	0	2005
	13.088136	15.982999	22.12%	0	2004
	9.195824	13.088136	42.33%	0	2003
	9.627768	9.195824	-4.49%	0	2002
	10.937759	9.627768	-11.98%	0	2001
	9.987144	10.937759	9.52%	0	2000

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	8.162523	10.195107	24.90%	0	2009
	13.364723	8.162523	-38.92%	0	2008
	12.366387	13.364723	8.07%	0	2007
	11.065737	12.366387	11.75%	0	2006
	10.351193	11.065737	6.90%	0	2005
	9.602053	10.351193	7.80%	0	2004
	7.237144	9.602053	32.68%	0	2003
	9.617102	7.237144	-24.75%	0	2002
	9.753435	9.617102	-1.40%	0	2001*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	7.513936	10.912116	45.23%	0	2009

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.882870	13.851931	40.16%	0	2009
	15.655792	9.882870	-36.87%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.987820	11.898278	8.29%	230	2009
	11.364069	10.987820	-3.31%	211	2008
	10.564578	11.364069	7.57%	0	2007
	10.584226	10.564578	-0.19%	0	2006
	10.606483	10.584226	-0.21%	0	2005
	10.202557	10.606483	3.96%	9,569	2004
	10.000000	10.202557	2.03%	2,837	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.182722	8.334107	16.03%	24,013	2009
	11.176437	7.182722	-35.73%	26,856	2008
	11.384294	11.176437	-1.83%	27,527	2007
	9.895561	11.384294	15.04%	28,109	2006
	9.625539	9.895561	2.81%	28,696	2005
	8.670410	9.625539	11.02%	28,823	2004
	6.822181	8.670410	27.09%	30,511	2003
	8.612091	6.822181	-20.78%	18,887	2002
	9.565494	8.612091	-9.97%	3,818	2001*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.863789	10.039771	27.67%	0	2009
	10.580065	7.863789	-25.67%	0	2008
	11.023713	10.580065	-4.02%	0	2007
	10.000000	11.023713	10.24%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	11.130793	13.108257	17.77%	7,768	2009
	15.472277	11.130793	-28.06%	9,489	2008
	16.602508	15.472277	-6.81%	11,486	2007
	14.240913	16.602508	16.58%	13,019	2006
	13.799188	14.240913	3.20%	16,297	2005
	12.284189	13.799188	12.33%	17,510	2004
	9.695180	12.284189	26.70%	17,800	2003
	11.293308	9.695180	-14.15%	16,698	2002
	10.189139	11.293308	10.84%	1,330	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.035254	20.35%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.099102	0.99%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.647621	11.850957	22.84%	504	2009
	14.213808	9.647621	-32.13%	504	2008
	14.563792	14.213808	-2.40%	504	2007
	12.955471	14.563792	12.41%	504	2006
	12.296116	12.955471	5.36%	504	2005
	10.267923	12.296116	19.75%	504	2004
	7.584974	10.267923	35.37%	504	2003
	10.000000	7.584974	-24.15%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.301486	6.966964	31.42%	0	2009
	8.228838	5.301486	-35.57%	0	2008
	7.771180	8.228838	5.89%	0	2007
	7.242824	7.771180	7.29%	0	2006
	7.114235	7.242824	1.81%	0	2005
	6.817526	7.114235	4.35%	0	2004
	5.506865	6.817526	23.80%	0	2003
	7.888512	5.506865	-30.19%	0	2002
	10.371408	7.888512	-23.94%	2,566	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	6.468806	8.029310	24.12%	6,733	2009
	10.474745	6.468806	-38.24%	11,574	2008
	10.129984	10.474745	3.40%	13,831	2007
	8.926469	10.129984	13.48%	16,633	2006
	8.677868	8.926469	2.86%	19,539	2005
	7.982961	8.677868	8.70%	21,928	2004
	6.329672	7.982961	26.12%	42,599	2003
	8.298290	6.329672	-23.72%	42,424	2002
	9.618706	8.298290	-13.73%	12,385	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	7.611539	9.165378	20.41%	3,000	2009
	10.997056	7.611539	-30.79%	4,668	2008
	10.448742	10.997056	5.25%	7,176	2007
	9.129937	10.448742	14.44%	7,413	2006
	8.902348	9.129937	2.56%	10,084	2005
	8.625637	8.902348	3.21%	7,607	2004
	7.245341	8.625637	19.05%	7,656	2003
	8.854519	7.245341	-18.17%	4,698	2002
	9.938414	8.854519	-10.91%	3,889	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.129179	14.352224	18.33%	31,654	2009
	13.315654	12.129179	-8.91%	34,982	2008
	12.861674	13.315654	3.53%	38,213	2007
	12.568036	12.861674	2.34%	32,274	2006
	12.627451	12.568036	-0.47%	34,151	2005
	12.403369	12.627451	1.81%	34,104	2004
	12.063856	12.403369	2.81%	37,934	2003
	11.233244	12.063856	7.39%	34,740	2002
	10.585977	11.233244	6.11%	2,450	2001*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.234540	10.044514	21.98%	2,071	2009
	11.186527	8.234540	-26.39%	0	2008
	10.480714	11.186527	6.73%	0	2007
	10.000000	10.480714	4.81%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.513113	9.505804	26.52%	0	2009
	11.364720	7.513113	-33.89%	0	2008
	10.500643	11.364720	8.23%	0	2007
	10.000000	10.500643	5.01%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	6.992800	9.028059	29.11%	0	2009
	11.494100	6.992800	-39.16%	0	2008
	10.520727	11.494100	9.25%	0	2007
	10.000000	10.520727	5.21%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.270338	12.356516	33.29%	18,678	2009
	16.442690	9.270338	-43.62%	22,782	2008
	14.243362	16.442690	15.44%	27,278	2007
	12.990759	14.243362	9.64%	27,696	2006
	11.315079	12.990759	14.81%	27,894	2005
	9.984934	11.315079	13.32%	29,012	2004
	7.917710	9.984934	26.11%	19,243	2003
	8.897411	7.917710	-11.01%	14,568	2002
	10.334368	8.897411	-13.90%	2,390	2001*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.991605	8.687244	44.99%	16,136	2009
	13.375568	5.991605	-55.20%	658	2008
	9.348281	13.375568	43.08%	0	2007
	10.000000	9.348281	-6.52%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	7.250103	9.262405	27.76%	27,164	2009
	12.879844	7.250103	-43.71%	31,904	2008
	12.927267	12.879844	-0.37%	38,353	2007
	10.956738	12.927267	17.98%	38,413	2006
	10.544204	10.956738	3.91%	42,294	2005
	9.635243	10.544204	9.43%	45,215	2004
	7.530864	9.635243	27.94%	45,506	2003
	9.234883	7.530864	-18.45%	26,540	2002
	9.904395	9.234883	-6.76%	5,272	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	4.097654	5.866617	43.17%	0	2009
	9.281055	4.097654	-55.85%	0	2008
	7.678015	9.281055	20.88%	0	2007
	7.421012	7.678015	3.46%	0	2006
	6.937965	7.421012	6.96%	0	2005
	6.595891	6.937965	5.19%	0	2004
	5.177522	6.595891	27.39%	0	2003
	6.749005	5.177522	-23.28%	0	2002
	8.029346	6.749005	-15.95%	3,148	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.555748	6.994978	25.91%	8,727	2009
	10.717047	5.555748	-48.16%	12,435	2008
	8.598464	10.717047	24.64%	12,033	2007
	8.199242	8.598464	4.87%	12,718	2006
	7.896862	8.199242	3.83%	14,133	2005
	7.783505	7.896862	1.46%	13,908	2004
	5.966173	7.783505	30.46%	14,101	2003
	8.699922	5.966173	-31.42%	12,066	2002
	10.764092	8.699922	-19.18%	4,472	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	7.102221	10.032625	41.26%	19,043	2009
	9.646583	7.102221	-26.38%	22,772	2008
	9.565232	9.646583	0.85%	23,887	2007
	8.756341	9.565232	9.24%	28,277	2006
	8.692546	8.756341	0.73%	30,292	2005
	8.082144	8.692546	7.55%	25,982	2004
	6.478666	8.082144	24.75%	34,587	2003
	6.363800	6.478666	1.80%	24,618	2002
	7.352510	6.363800	-13.45%	1,298	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.200894	10.183117	41.41%	3,138	2009
	9.769508	7.200894	-26.29%	3,279	2008
	10.000000	9.769508	-2.30%	3,653	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.342347	11.754079	13.65%	15,656	2009
	10.890884	10.342347	-5.04%	4,474	2008
	10.637906	10.890884	2.38%	4,972	2007
	10.380507	10.637906	2.48%	6,034	2006
	10.349600	10.380507	0.30%	4,918	2005
	10.097816	10.349600	2.49%	0	2004
	10.000000	10.097816	0.98%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.625909	9.114962	37.57%	924	2009
	11.148913	6.625909	-40.57%	1,664	2008
	9.826712	11.148913	13.46%	666	2007
	10.000000	9.826712	-1.73%	1,167	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.471764	10.524057	24.23%	642	2009
	15.361166	8.471764	-44.85%	731	2008
	13.340733	15.361166	15.14%	787	2007
	11.511681	13.340733	15.89%	821	2006
	9.847782	11.511681	16.90%	847	2005
	8.831911	9.847782	11.50%	847	2004
	6.277043	8.831911	40.70%	847	2003
	8.020658	6.277043	-21.74%	847	2002
	10.370604	8.020658	-22.66%	637	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.399791	12.924493	24.28%	1,098	2009
	18.861459	10.399791	-44.86%	1,856	2008
	16.378046	18.861459	15.16%	1,941	2007
	14.132218	16.378046	15.89%	1,495	2006
	12.094330	14.132218	16.85%	1,595	2005
	10.845870	12.094330	11.51%	118	2004
	7.705852	10.845870	40.75%	118	2003
	10.000000	7.705852	-22.94%	1,065	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.376482	11.407165	54.64%	4,739	2009
	15.378089	7.376482	-52.03%	4,739	2008
	14.823438	15.378089	3.74%	5,050	2007
	12.983709	14.823438	14.17%	5,050	2006
	12.885137	12.983709	0.77%	6,030	2005
	11.505305	12.885137	11.99%	5,478	2004
	7.421189	11.505305	55.03%	6,747	2003
	10.000000	7.421189	-25.79%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.809563	10.404178	33.22%	0	2009
	11.299943	7.809563	-30.89%	0	2008
	11.085844	11.299943	1.93%	0	2007
	10.000000	11.085844	10.86%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.391007	8.109914	26.90%	334	2009
	9.711503	6.391007	-34.19%	624	2008
	10.126467	9.711503	-4.10%	215	2007
	10.000000	10.126467	1.26%	377	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.578070	8.418116	27.97%	0	2009
	10.000000	6.578070	-34.22%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.253697	10.607169	69.61%	770	2009
	13.449382	6.253697	-53.50%	770	2008
	10.637496	13.449382	26.43%	0	2007
	10.000000	10.637496	6.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.189916	9.691749	34.80%	0	2009
	12.277282	7.189916	-41.44%	412	2008
	10.825066	12.277282	13.42%	333	2007
	10.000000	10.825066	8.25%	733	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.858278	13.827897	16.61%	12,066	2009
	11.364157	11.858278	4.35%	0	2008
	10.418235	11.364157	9.08%	0	2007
	10.000000	10.418235	4.18%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.219820	8.563124	18.61%	0	2009
	12.808389	7.219820	-43.63%	0	2008
	11.668696	12.808389	9.77%	0	2007
	11.197624	11.668696	4.21%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.622629	10.633981	39.51%	0	2009
	14.674642	7.622629	-48.06%	0	2008
	13.512160	14.674642	8.60%	0	2007
	11.829178	13.512160	14.23%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.894710	20.756661	22.86%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.128249	8.791629	43.46%	7,366	2009
	11.200658	6.128249	-45.29%	7,642	2008
	8.344255	11.200658	34.23%	5,915	2007
	7.782962	8.344255	7.21%	5,915	2006
	7.037497	7.782962	10.59%	7,411	2005
	6.071817	7.037497	15.90%	7,411	2004
	5.139904	6.071817	18.13%	7,411	2003
	6.222739	5.139904	-17.40%	8,152	2002
	8.103330	6.222739	-23.21%	438	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.745860	11.955396	54.35%	0	2009
	14.052708	7.745860	-44.88%	0	2008
	11.748520	14.052708	19.61%	384	2007
	11.077674	11.748520	6.06%	416	2006
	10.127278	11.077674	9.38%	404	2005
	10.222274	10.127278	-0.93%	0	2004
	7.071217	10.222274	44.56%	434	2003
	10.000000	7.071217	-29.29%	444	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.514722	3.876473	54.15%	0	2009
	4.568463	2.514722	-44.95%	0	2008
	3.821146	4.568463	19.56%	0	2007
	3.606695	3.821146	5.95%	0	2006
	3.290663	3.606695	9.60%	0	2005
	3.330422	3.290663	-1.19%	0	2004
	2.314154	3.330422	43.92%	0	2003
	3.987735	2.314154	-41.97%	0	2002
	6.475985	3.987735	-38.42%	1,071	2001*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.141108	23.120428	75.94%	13,713	2009
	27.988777	13.141108	-53.05%	8,117	2008
	22.244956	27.988777	25.82%	9,268	2007
	15.433172	22.244956	44.14%	9,362	2006
	11.897749	15.433172	29.72%	9,362	2005
	10.200936	11.897749	16.63%	9,594	2004
	7.716615	10.200936	32.19%	9,594	2003
	10.000000	7.716615	-22.83%	6,050	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.589110	13.352217	75.94%	661	2009
	16.170208	7.589110	-53.07%	762	2008
	12.857245	16.170208	25.77%	839	2007
	8.924201	12.857245	44.07%	2,805	2006
	6.883881	8.924201	29.64%	2,993	2005
	5.903326	6.883881	16.61%	3,162	2004
	4.466078	5.903326	32.18%	3,330	2003
	6.122880	4.466078	-27.06%	3,501	2002
	8.139885	6.122880	-24.78%	3,628	2001*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.235770	11.496687	24.48%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.928761	11.945131	20.31%	225	2009
	15.025703	9.928761	-33.92%	783	2008
	14.215319	15.025703	5.70%	1,019	2007
	12.005873	14.215319	18.40%	827	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.829886	9.831558	11.34%	1,084	2009
	10.381283	8.829886	-14.94%	3,270	2008
	10.085950	10.381283	2.93%	3,562	2007
	9.851160	10.085950	2.38%	4,207	2006
	9.883486	9.851160	-0.33%	3,687	2005
	9.981747	9.883486	-0.98%	5,222	2004
	10.000000	9.981747	-0.18%	3,840	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.129291	9.804385	20.61%	0	2009
	13.670639	8.129291	-40.53%	0	2008
	13.844223	13.670639	-1.25%	0	2007
	13.387078	13.844223	3.41%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.300816	10.718556	29.13%	0	2009
	13.952052	8.300816	-40.50%	0	2008
	13.197166	13.952052	5.72%	0	2007
	11.812879	13.197166	11.72%	0	2006
	11.251154	11.812879	4.99%	0	2005
	10.000000	11.251154	12.51%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.285209	12.85%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.417364	24.17%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.506594	9.102112	21.25%	349	2009
	10.880072	7.506594	-31.01%	487	2008
	10.434128	10.880072	4.27%	1,504	2007
	10.000000	10.434128	4.34%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.331593	10.282254	10.19%	1,477	2009
	10.538162	9.331593	-11.45%	614	2008
	10.416259	10.538162	1.17%	724	2007
	10.000000	10.416259	4.16%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.258389	10.098290	39.13%	1,211	2009
	12.039659	7.258389	-39.71%	1,341	2008
	10.715931	12.039659	12.35%	957	2007
	10.000000	10.715931	7.16%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.171929	8.415640	36.35%	1,068	2009
	11.260943	6.171929	-45.19%	2,148	2008
	10.243775	11.260943	9.93%	1,140	2007
	10.000000	10.243775	2.44%	1,126	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.948820	7.638486	28.40%	0	2009
	9.776234	5.948820	-39.15%	0	2008
	10.000000	9.776234	-2.24%	946	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.218454	13.223456	43.45%	10,172	2009
	13.029721	9.218454	-29.25%	10,548	2008
	12.859947	13.029721	1.32%	11,064	2007
	11.833579	12.859947	8.67%	11,191	2006
	11.763752	11.833579	0.59%	11,253	2005
	10.875215	11.763752	8.17%	11,253	2004
	9.052629	10.875215	20.13%	12,870	2003
	8.925976	9.052629	1.42%	9,184	2002
	8.718281	8.925976	2.38%	0	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.105879	11.634011	43.53%	457	2009
	11.474465	8.105879	-29.36%	733	2008
	11.321282	11.474465	1.35%	838	2007
	10.418162	11.321282	8.67%	346	2006
	10.000000	10.418162	4.18%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	7.963186	10.149248	27.45%	0	2009
	15.025539	7.963186	-47.00%	0	2008
	12.029127	15.025539	24.91%	0	2007
	9.207449	12.029127	30.65%	0	2006
	7.196780	9.207449	27.94%	0	2005
	6.414454	7.196780	12.20%	0	2004
	4.813780	6.414454	33.25%	0	2003
	6.455831	4.813780	-25.44%	0	2002
	9.210500	6.455831	-29.91%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.799315	16.306621	27.40%	0	2009
	24.143154	12.799315	-46.99%	0	2008
	19.328046	24.143154	24.91%	0	2007
	14.795862	19.328046	30.63%	0	2006
	11.567943	14.795862	27.90%	0	2005
	10.296163	11.567943	12.35%	0	2004
	7.743411	10.296163	32.97%	0	2003
	10.000000	7.743411	-22.57%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	7.990340	9.813450	22.82%	0	2009
	14.612314	7.990340	-45.32%	0	2008
	12.405355	14.612314	17.79%	0	2007
	10.029801	12.405355	23.68%	0	2006
	8.553766	10.029801	17.26%	0	2005
	7.526929	8.553766	13.64%	0	2004
	5.630524	7.526929	33.68%	0	2003
	7.681183	5.630524	-26.70%	0	2002
	9.630431	7.681183	-20.24%	0	2001*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.359196	17.634665	22.81%	0	2009
	26.252372	14.359196	-45.30%	0	2008
	22.279518	26.252372	17.83%	0	2007
	18.023107	22.279518	23.62%	0	2006
	15.370688	18.023107	17.26%	0	2005
	13.525528	15.370688	13.64%	0	2004
	10.000000	13.525528	35.26%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.121447	7.696717	50.28%	14,919	2009
	10.000000	5.121447	-48.79%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.105844	7.890737	29.23%	0	2009
	10.000000	6.105844	-38.94%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.103951	7.872447	28.97%	0	2009
	10.000000	6.103951	-38.96%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	6.337755	8.044836	26.94%	0	2009
	10.000000	6.337755	-36.62%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	7.895368	9.294787	17.72%	0	2009
	10.000000	7.895368	-21.05%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	7.175372	8.753321	21.99%	0	2009
	10.000000	7.175372	-28.25%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	9.042194	10.040691	11.04%	0	2009
	10.000000	9.042194	-9.58%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	7.532112	9.024479	19.81%	0	2009
	10.000000	7.532112	-24.68%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	6.813408	8.473381	24.36%	0	2009
	10.000000	6.813408	-31.87%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	8.274211	9.566746	15.62%	0	2009
	10.000000	8.274211	-17.26%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.828834	10.505141	6.88%	0	2009
	10.000000	9.828834	-1.71%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.807050	10.463248	6.69%	0	2009
	10.000000	9.807050	-1.93%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.469657	21.612988	60.46%	0	2009
	32.459799	13.469657	-58.50%	0	2008
	22.695973	32.459799	43.02%	0	2007
	16.895288	22.695973	34.33%	0	2006
	12.964022	16.895288	30.32%	0	2005
	10.927986	12.964022	18.63%	0	2004
	6.729993	10.927986	62.38%	0	2003
	8.080662	6.729993	-16.71%	0	2002
	8.675258	8.080662	-6.85%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	14.941067	23.998998	60.62%	445	2009
	36.063538	14.941067	-58.57%	11,092	2008
	25.221040	36.063538	42.99%	11,092	2007
	18.785091	25.221040	34.26%	11,092	2006
	14.412181	18.785091	30.34%	11,092	2005
	12.147387	14.412181	18.64%	445	2004
	7.482965	12.147387	62.33%	445	2003
	10.000000	7.482965	-25.17%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.429707	14.558360	0.89%	8,643	2009
	13.634178	14.429707	5.83%	10,722	2008
	12.951217	13.634178	5.27%	12,712	2007
	12.755077	12.951217	1.54%	13,914	2006
	12.571358	12.755077	1.46%	20,486	2005
	12.391049	12.571358	1.46%	20,807	2004
	12.364450	12.391049	0.22%	21,881	2003
	11.339175	12.364450	9.04%	26,126	2002
	10.761486	11.339175	5.37%	571	2001*

NVIT NVIT Growth Fund: Class I - Q/NQ	3.705355	4.859066	31.14%	3,013	2009
	6.153148	3.705355	-39.78%	3,099	2008
	5.239327	6.153148	17.44%	3,193	2007
	5.022615	5.239327	4.31%	3,275	2006
	4.799798	5.022615	4.64%	3,515	2005
	4.516845	4.799798	6.26%	3,603	2004
	3.463330	4.516845	30.42%	3,753	2003
	4.945547	3.463330	-29.97%	3,086	2002
	7.005239	4.945547	-29.40%	0	2001*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.510364	8.226406	26.36%	0	2009
	11.644002	6.510364	-44.09%	0	2008
	10.835236	11.644002	7.46%	0	2007
	10.000000	10.835236	8.35%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.248197	11.558347	24.98%	0	2009
	14.904562	9.248197	-37.95%	0	2008
	14.318370	14.904562	4.09%	0	2007
	12.469319	14.318370	14.83%	0	2006
	11.758161	12.469319	6.05%	0	2005
	10.495425	11.758161	12.03%	30,945	2004
	8.100685	10.495425	29.56%	30,045	2003
	10.116319	8.100685	-19.92%	3,279	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.503903	15.04%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.061576	20.62%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.926170	11.710202	7.18%	0	2009
	11.833511	10.926170	-7.67%	0	2008
	11.430348	11.833511	3.53%	0	2007
	10.957934	11.430348	4.31%	0	2006
	10.795581	10.957934	1.50%	7,004	2005
	10.499391	10.795581	2.82%	79,660	2004
	9.903364	10.499391	6.02%	98,513	2003
	10.039249	9.903364	-1.35%	50,900	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.070044	11.787050	17.05%	10,217	2009
	13.345056	10.070044	-24.54%	0	2008
	12.856442	13.345056	3.80%	1,720	2007
	11.750727	12.856442	9.41%	1,720	2006
	11.352722	11.750727	3.51%	1,720	2005
	10.548952	11.352722	7.62%	258,522	2004
	8.943444	10.548952	17.95%	192,867	2003
	10.069222	8.943444	-11.18%	112,262	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.673596	11.822636	22.22%	48,491	2009
	14.351116	9.673596	-32.59%	48,491	2008
	13.761730	14.351116	4.28%	51,406	2007
	12.228101	13.761730	12.54%	51,406	2006
	11.623257	12.228101	5.20%	55,730	2005
	10.553956	11.623257	10.13%	139,526	2004
	8.481877	10.553956	24.43%	156,546	2003
	10.107544	8.481877	-16.08%	37,215	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.577860	11.906084	12.56%	3,410	2009
	12.672875	10.577860	-16.53%	3,410	2008
	12.185802	12.672875	4.00%	3,410	2007
	11.438776	12.185802	6.53%	3,410	2006
	11.142118	11.438776	2.66%	3,410	2005
	10.582927	11.142118	5.28%	116,353	2004
	9.473594	10.582927	11.71%	124,117	2003
	10.060109	9.473594	-5.83%	33,697	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.333374	16.571411	34.36%	3,093	2009
	19.757849	12.333374	-37.58%	3,666	2008
	18.698187	19.757849	5.67%	3,826	2007
	17.317725	18.698187	7.97%	3,908	2006
	15.722921	17.317725	10.14%	3,650	2005
	13.827559	15.722921	13.71%	3,756	2004
	10.451848	13.827559	32.30%	3,761	2003
	12.560435	10.451848	-16.79%	2,860	2002
	12.954698	12.560435	-3.04%	388	2001*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.269880	11.077304	-1.71%	18,404	2009
	11.239786	11.269880	0.27%	21,465	2008
	10.917831	11.239786	2.95%	16,185	2007
	10.630182	10.917831	2.71%	17,261	2006
	10.537846	10.630182	0.88%	18,858	2005
	10.639218	10.537846	-0.95%	60,520	2004
	10.761392	10.639218	-1.14%	78,913	2003
	10.821968	10.761392	-0.56%	49,427	2002
	10.632658	10.821968	1.78%	0	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.029104	13.478009	22.20%	4,924	2009
	13.572447	11.029104	-18.74%	8,290	2008
	13.204800	13.572447	2.78%	8,559	2007
	12.819122	13.204800	3.01%	8,556	2006
	12.768454	12.819122	0.40%	9,410	2005
	12.198805	12.768454	4.67%	20,361	2004
	11.074251	12.198805	10.15%	20,325	2003
	10.513712	11.074251	5.33%	10,063	2002
	10.271747	10.513712	2.36%	977	2001*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.068293	8.135855	34.07%	6,944	2009
	10.000000	6.068293	-39.32%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.500820	14.671097	27.57%	323	2009
	21.812634	11.500820	-47.27%	882	2008
	21.571002	21.812634	1.12%	945	2007
	17.885709	21.571002	20.60%	1,025	2006
	16.245203	17.885709	10.10%	1,099	2005
	13.748783	16.245203	18.16%	353	2004
	10.000000	13.748783	37.49%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.289817	8.019906	27.51%	1,723	2009
	10.000000	6.289817	-37.10%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.274075	7.854021	25.18%	0	2009
	10.000000	6.274075	-37.26%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.205947	7.751047	24.90%	29,018	2009
	10.000000	6.205947	-37.94%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.678536	8.560970	28.19%	17,335	2009
	10.000000	6.678536	-33.21%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.609756	10.782030	25.23%	740	2009
	16.355772	8.609756	-47.36%	788	2008
	15.169611	16.355772	7.82%	663	2007
	14.959391	15.169611	1.41%	667	2006
	14.085392	14.959391	6.21%	660	2005
	12.640410	14.085392	11.43%	670	2004
	9.581953	12.640410	31.92%	663	2003
	14.619524	9.581953	-34.46%	275	2002
	16.690944	14.619524	-12.41%	69	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.562495	18.058391	24.01%	7,632	2009
	21.846505	14.562495	-33.34%	8,624	2008
	23.884569	21.846505	-8.53%	10,342	2007
	20.724738	23.884569	15.25%	11,013	2006
	20.463931	20.724738	1.27%	11,591	2005
	17.756675	20.463931	15.25%	11,210	2004
	11.521769	17.756675	54.11%	12,072	2003
	16.100836	11.521769	-28.44%	8,395	2002
	12.776504	16.100836	26.02%	535	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	13.488714	17.851607	32.34%	4,678	2009
	22.211989	13.488714	-39.27%	8,701	2008
	22.137835	22.211989	0.33%	9,451	2007
	20.110129	22.137835	10.08%	10,476	2006
	18.222675	20.110129	10.36%	12,028	2005
	15.582883	18.222675	16.94%	12,974	2004
	11.247212	15.582883	38.55%	13,061	2003
	13.847390	11.247212	-18.78%	12,826	2002
	15.108647	13.847390	-8.35%	6,768	2001*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.473769	8.020350	23.89%	13,214	2009
	11.274443	6.473769	-42.58%	13,671	2008
	10.608433	11.274443	6.28%	15,238	2007
	9.501937	10.608433	11.64%	15,296	2006
	9.000863	9.501937	5.57%	15,467	2005
	8.347189	9.000863	7.83%	17,398	2004
	6.662646	8.347189	25.28%	17,504	2003
	8.205402	6.662646	-18.80%	9,373	2002
	9.472081	8.205402	-13.37%	0	2001*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	16.741658	21.112253	26.11%	0	2009
	10.000000	16.741658	-38.99%	7,183	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.826970	10.341446	5.24%	1,555	2009
	10.000000	9.826970	-1.73%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.907066	29.07%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.881784	28.82%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.210982	7.844435	26.30%	7,432	2009
	10.033256	6.210982	-38.10%	9,731	2008
	10.444491	10.033256	-3.94%	13,774	2007
	9.171245	10.444491	13.88%	16,322	2006
	8.953856	9.171245	2.43%	16,957	2005
	7.756043	8.953856	15.44%	14,050	2004
	6.006135	7.756043	29.14%	13,286	2003
	8.166647	6.006135	-26.46%	6,899	2002
	9.463069	8.166647	-13.70%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	6.857644	9.737144	41.99%	16,990	2009
	12.811846	6.857644	-46.47%	19,461	2008
	11.424764	12.811846	12.14%	22,584	2007
	10.771549	11.424764	6.06%	24,324	2006
	10.431004	10.771549	3.26%	24,550	2005
	9.928130	10.431004	5.07%	44,391	2004
	7.716890	9.928130	28.65%	45,185	2003
	10.738951	7.716890	-28.14%	40,498	2002
	12.504224	10.738951	-14.12%	26,096	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.246673	18.181349	37.25%	2,022	2009
	22.544746	13.246673	-41.24%	2,040	2008
	21.580799	22.544746	4.47%	2,057	2007
	18.662895	21.580799	15.63%	2,624	2006
	16.612442	18.662895	12.34%	2,798	2005
	14.185285	16.612442	17.11%	38,230	2004
	10.000000	14.185285	41.85%	32,965	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.224685	11.294605	37.33%	16,797	2009
	13.996399	8.224685	-41.24%	17,214	2008
	13.400279	13.996399	4.45%	17,575	2007
	11.588105	13.400279	15.64%	18,010	2006
	10.317629	11.588105	12.31%	18,108	2005
	8.812554	10.317629	17.08%	22,697	2004
	6.271334	8.812554	40.52%	22,866	2003
	8.197763	6.271334	-23.50%	22,506	2002
	9.486763	8.197763	-13.59%	4,964	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.980000	2.465796	24.54%	0	2009
	9.547642	1.980000	-79.26%	0	2008
	10.000000	9.547642	-4.52%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.156016	2.654585	23.12%	0	2009
	10.289574	2.156016	-79.05%	0	2008
	10.484513	10.289574	-1.86%	0	2007
	10.000000	10.484513	4.85%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.649117	8.380574	26.04%	21,118	2009
	10.999158	6.649117	-39.55%	25,816	2008
	10.721832	10.999158	2.59%	28,004	2007
	9.486847	10.721832	13.02%	31,707	2006
	9.110826	9.486847	4.13%	35,217	2005
	8.471704	9.110826	7.54%	35,583	2004
	6.804394	8.471704	24.50%	48,018	2003
	8.528973	6.804394	-20.22%	37,815	2002
	9.663699	8.528973	-11.74%	12,091	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.914539	7.972456	34.79%	0	2009
	9.683209	5.914539	-38.92%	0	2008
	9.977364	9.683209	-2.95%	0	2007
	10.000000	9.977364	-0.23%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	5.687744	7.410380	30.29%	335	2009
	11.366549	5.687744	-49.96%	243	2008
	10.881080	11.366549	4.46%	220	2007
	10.756467	10.881080	1.16%	220	2006
	9.746041	10.756467	10.37%	213	2005
	8.281709	9.746041	17.68%	233	2004
	6.711524	8.281709	23.40%	226	2003
	9.460391	6.711524	-29.06%	240	2002
	14.011209	9.460391	-32.48%	1,113	2001*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.837712	8.38%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.916941	9.17%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.549658	9.124391	39.31%	1,331	2009
	11.624520	6.549658	-43.66%	1,179	2008
	10.518967	11.624520	10.51%	0	2007
	10.000000	10.518967	5.19%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.949430	8.551909	23.06%	0	2009
	11.098330	6.949430	-37.38%	0	2008
	10.964890	11.098330	1.22%	961	2007
	10.000000	10.964890	9.65%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.485673	10.218571	7.73%	0	2009
	10.751862	9.485673	-11.78%	0	2008
	10.378444	10.751862	3.60%	0	2007
	10.000000	10.378444	3.78%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.304342	25.975701	27.93%	0	2009
	24.306399	20.304342	-16.47%	0	2008
	23.224597	24.306399	4.66%	0	2007
	21.331723	23.224597	8.87%	0	2006
	19.341108	21.331723	10.29%	0	2005
	17.885882	19.341108	8.14%	0	2004
	14.237119	17.885882	25.63%	82	2003
	13.267178	14.237119	7.31%	83	2002
	12.265925	13.267178	8.16%	0	2001*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.458760	21.928415	109.67%	3,238	2009
	30.201220	10.458760	-65.37%	11,984	2008
	22.346891	30.201220	35.15%	11,984	2007
	16.299663	22.346891	37.10%	11,984	2006
	12.580370	16.299663	29.56%	11,984	2005
	10.000000	12.580370	25.80%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	12.769075	26.744986	109.45%	0	2009
	36.903113	12.769075	-65.40%	0	2008
	27.296134	36.903113	35.20%	0	2007
	19.915683	27.296134	37.06%	0	2006
	15.355819	19.915683	29.69%	0	2005
	12.414897	15.355819	23.69%	0	2004
	8.194950	12.414897	51.49%	0	2003
	8.590347	8.194950	-4.60%	0	2002
	8.905697	8.590347	-3.54%	0	2001*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.142666	26.547303	54.86%	0	2009
	32.370850	17.142666	-47.04%	0	2008
	22.673126	32.370850	42.77%	0	2007
	18.529248	22.673126	22.36%	0	2006
	12.437953	18.529248	48.97%	0	2005
	10.000000	12.437953	24.38%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	21.958264	33.986489	54.78%	0	2009
	41.485693	21.958264	-47.07%	0	2008
	29.051620	41.485693	42.80%	0	2007
	23.750531	29.051620	22.32%	0	2006
	15.937007	23.750531	49.03%	0	2005
	13.057130	15.937007	22.06%	0	2004
	9.178700	13.057130	42.25%	0	2003
	9.614735	9.178700	-4.54%	0	2002
	10.928549	9.614735	-12.02%	0	2001*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	8.218680	10.260024	24.84%	0	2009
	13.463535	8.218680	-38.96%	0	2008
	12.464193	13.463535	8.02%	0	2007
	11.158924	12.464193	11.70%	0	2006
	10.443650	11.158924	6.85%	0	2005
	9.692761	10.443650	7.75%	0	2004
	7.309233	9.692761	32.61%	0	2003
	9.717850	7.309233	-24.79%	0	2002
	9.860649	9.717850	-1.45%	0	2001*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	7.480852	10.858559	45.15%	0	2009

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.849380	13.797970	40.09%	698	2009
	15.610701	9.849380	-36.91%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.956148	11.857942	8.23%	13,709	2009
	11.337083	10.956148	-3.36%	13,136	2008
	10.544885	11.337083	7.51%	16,056	2007
	10.569860	10.544885	-0.24%	15,912	2006
	10.597463	10.569860	-0.26%	27,153	2005
	10.199070	10.597463	3.91%	19,558	2004
	10.000000	10.199070	1.99%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.147456	8.288964	15.97%	48,586	2009
	11.127253	7.147456	-35.77%	58,787	2008
	11.339995	11.127253	-1.88%	64,884	2007
	9.862054	11.339995	14.99%	73,517	2006
	9.597814	9.862054	2.75%	88,825	2005
	8.649846	9.597814	10.96%	104,791	2004
	6.809455	8.649846	27.03%	100,922	2003
	8.600411	6.809455	-20.82%	106,076	2002
	9.557420	8.600411	-10.01%	18,137	2001*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.853122	10.021054	27.61%	0	2009
	10.571090	7.853122	-25.71%	0	2008
	11.019999	10.571090	-4.07%	0	2007
	10.000000	11.019999	10.20%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	11.076166	13.037303	17.71%	39,932	2009
	15.404195	11.076166	-28.10%	45,424	2008
	16.537923	15.404195	-6.86%	55,954	2007
	14.192711	16.537923	16.52%	71,599	2006
	13.759467	14.192711	3.15%	72,909	2005
	12.255061	13.759467	12.28%	88,013	2004
	9.677116	12.255061	26.64%	89,600	2003
	11.278022	9.677116	-14.19%	92,354	2002
	10.180559	11.278022	10.78%	18,972	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.031177	20.31%	3,263	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.098823	0.99%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.614918	11.804780	22.78%	2,024	2009
	14.172865	9.614918	-32.16%	2,284	2008
	14.529282	14.172865	-2.45%	3,982	2007
	12.931332	14.529282	12.36%	5,825	2006
	12.279419	12.931332	5.31%	7,788	2005
	10.259199	12.279419	19.69%	11,356	2004
	7.582387	10.259199	35.30%	5,994	2003
	10.000000	7.582387	-24.18%	1,676	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.275457	6.929234	31.35%	2,627	2009
	8.192611	5.275457	-35.61%	2,672	2008
	7.740926	8.192611	5.84%	3,793	2007
	7.218294	7.740926	7.24%	4,475	2006
	7.093745	7.218294	1.76%	4,367	2005
	6.801352	7.093745	4.30%	4,295	2004
	5.496597	6.801352	23.74%	4,284	2003
	7.877818	5.496597	-30.23%	4,737	2002
	10.362676	7.877818	-23.98%	1,913	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	6.437029	7.985805	24.06%	38,132	2009
	10.428608	6.437029	-38.28%	44,387	2008
	10.090526	10.428608	3.35%	75,071	2007
	8.896205	10.090526	13.43%	101,729	2006
	8.652843	8.896205	2.81%	118,967	2005
	7.964001	8.652843	8.65%	154,617	2004
	6.317855	7.964001	26.06%	171,061	2003
	8.287031	6.317855	-23.76%	184,627	2002
	9.610581	8.287031	-13.77%	48,850	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	7.574182	9.115753	20.35%	17,407	2009
	10.948671	7.574182	-30.82%	25,522	2008
	10.408105	10.948671	5.19%	27,927	2007
	9.099044	10.408105	14.39%	28,707	2006
	8.876728	9.099044	2.50%	34,750	2005
	8.605202	8.876728	3.16%	37,847	2004
	7.231846	8.605202	18.99%	39,688	2003
	8.842525	7.231846	-18.22%	53,030	2002
	9.930036	8.842525	-10.95%	9,837	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.069728	14.274621	18.27%	52,572	2009
	13.257135	12.069728	-8.96%	62,099	2008
	12.811703	13.257135	3.48%	71,331	2007
	12.525554	12.811703	2.28%	79,839	2006
	12.591152	12.525554	-0.52%	83,028	2005
	12.374004	12.591152	1.75%	80,626	2004
	12.041407	12.374004	2.76%	121,837	2003
	11.218050	12.041407	7.34%	139,861	2002
	10.577071	11.218050	6.06%	21,409	2001*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.223364	10.025789	21.92%	669	2009
	11.177043	8.223364	-26.43%	3,969	2008
	10.477185	11.177043	6.68%	3,268	2007
	10.000000	10.477185	4.77%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.502903	9.488059	26.46%	14,018	2009
	11.355067	7.502903	-33.92%	14,018	2008
	10.497095	11.355067	8.17%	0	2007
	10.000000	10.497095	4.97%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	6.983293	9.011193	29.04%	0	2009
	11.484335	6.983293	-39.19%	0	2008
	10.517174	11.484335	9.20%	0	2007
	10.000000	10.517174	5.17%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.224818	12.289568	33.22%	53,889	2009
	16.370316	9.224818	-43.65%	62,887	2008
	14.187919	16.370316	15.38%	74,500	2007
	12.946768	14.187919	9.59%	105,114	2006
	11.282485	12.946768	14.75%	108,661	2005
	9.961246	11.282485	13.26%	111,034	2004
	7.902955	9.961246	26.04%	118,918	2003
	8.885347	7.902955	-11.06%	126,333	2002
	10.325655	8.885347	-13.95%	12,810	2001*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.983448	8.671008	44.92%	17,054	2009
	13.364194	5.983448	-55.23%	1,257	2008
	9.345118	13.364194	43.01%	1,284	2007
	10.000000	9.345118	-6.55%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	7.214519	9.212249	27.69%	76,062	2009
	12.823164	7.214519	-43.74%	86,863	2008
	12.876979	12.823164	-0.42%	117,952	2007
	10.919664	12.876979	17.92%	188,148	2006
	10.513858	10.919664	3.86%	206,133	2005
	9.612401	10.513858	9.38%	216,877	2004
	7.516835	9.612401	27.88%	210,718	2003
	9.222382	7.516835	-18.49%	239,961	2002
	9.896058	9.222382	-6.81%	26,780	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	4.077511	5.834798	43.10%	0	2009
	9.240175	4.077511	-55.87%	0	2008
	7.648109	9.240175	20.82%	0	2007
	7.395864	7.648109	3.41%	0	2006
	6.917967	7.395864	6.91%	163	2005
	6.580234	6.917967	5.13%	299	2004
	5.167863	6.580234	27.33%	0	2003
	6.739861	5.167863	-23.32%	0	2002
	8.022575	6.739861	-15.99%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.528456	6.957073	25.84%	49,517	2009
	10.669839	5.528456	-48.19%	56,188	2008
	8.564968	10.669839	24.58%	0	2007
	8.171451	8.564968	4.82%	0	2006
	7.874090	8.171451	3.78%	80,809	2005
	7.765017	7.874090	1.40%	97,428	2004
	5.955034	7.765017	30.39%	95,216	2003
	8.688117	5.955034	-31.46%	88,934	2002
	10.755009	8.688117	-19.22%	12,890	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	7.067396	9.978355	41.19%	12,520	2009
	9.604171	7.067396	-26.41%	24,349	2008
	9.528048	9.604171	0.80%	28,673	2007
	8.726729	9.528048	9.18%	34,747	2006
	8.667545	8.726729	0.68%	37,206	2005
	8.062996	8.667545	7.50%	44,218	2004
	6.466604	8.062996	24.69%	45,453	2003
	6.355190	6.466604	1.75%	42,303	2002
	7.346312	6.355190	-13.49%	10,498	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.194785	10.169297	41.34%	2,297	2009
	9.766199	7.194785	-26.33%	1,699	2008
	10.000000	9.766199	-2.34%	2,683	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.312555	11.714253	13.59%	11,252	2009
	10.865053	10.312555	-5.09%	11,127	2008
	10.618101	10.865053	2.33%	11,127	2007
	10.366426	10.618101	2.43%	13,371	2006
	10.340808	10.366426	0.25%	11,643	2005
	10.094375	10.340808	2.44%	3,528	2004
	10.000000	10.094375	0.94%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.616903	9.097945	37.50%	3,801	2009
	11.139451	6.616903	-40.60%	3,223	2008
	9.823392	11.139451	13.40%	2,655	2007
	10.000000	9.823392	-1.77%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.430171	10.467057	24.16%	1,512	2009
	15.293567	8.430171	-44.88%	2,417	2008
	13.288820	15.293567	15.09%	6,356	2007
	11.472699	13.288820	15.83%	6,642	2006
	9.819415	11.472699	16.84%	7,187	2005
	8.810945	9.819415	11.45%	7,397	2004
	6.265330	8.810945	40.63%	14,405	2003
	8.009778	6.265330	-21.78%	14,783	2002
	10.361858	8.009778	-22.70%	4,067	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.364556	12.874153	24.21%	11,906	2009
	18.807164	10.364556	-44.89%	13,946	2008
	16.339258	18.807164	15.10%	16,963	2007
	14.105906	16.339258	15.83%	17,382	2006
	12.077938	14.105906	16.79%	17,480	2005
	10.836673	12.077938	11.45%	13,086	2004
	7.703235	10.836673	40.68%	10,424	2003
	10.000000	7.703235	-22.97%	4,679	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.351459	11.362675	54.56%	4,547	2009
	15.333778	7.351459	-52.06%	5,626	2008
	14.788293	15.333778	3.69%	5,757	2007
	12.959498	14.788293	14.11%	5,893	2006
	12.867635	12.959498	0.71%	4,973	2005
	11.495520	12.867635	11.94%	5,104	2004
	7.418650	11.495520	54.95%	8,009	2003
	10.000000	7.418650	-25.81%	1,258	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.798968	10.384783	33.16%	2,004	2009
	11.290361	7.798968	-30.92%	1,565	2008
	11.082100	11.290361	1.88%	1,565	2007
	10.000000	11.082100	10.82%	1,372	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.382308	8.094732	26.83%	1,365	2009
	9.703244	6.382308	-34.23%	8,640	2008
	10.123035	9.703244	-4.15%	13,275	2007
	10.000000	10.123035	1.23%	3,030	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.575833	8.410983	27.91%	737	2009
	10.000000	6.575833	-34.24%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.245187	10.587356	69.53%	0	2009
	13.437955	6.245187	-53.53%	0	2008
	10.633896	13.437955	26.37%	3,075	2007
	10.000000	10.633896	6.34%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.180141	9.673673	34.73%	2,468	2009
	12.266862	7.180141	-41.47%	543	2008
	10.821415	12.266862	13.36%	0	2007
	10.000000	10.821415	8.21%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.842171	13.802097	16.55%	783	2009
	11.354499	11.842171	4.29%	502	2008
	10.414712	11.354499	9.02%	0	2007
	10.000000	10.414712	4.15%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.195334	8.529731	18.55%	0	2009
	12.771478	7.195334	-43.66%	0	2008
	11.641021	12.771478	9.71%	0	2007
	11.176736	11.641021	4.15%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.604552	10.603369	39.43%	0	2009
	14.647327	7.604552	-48.08%	0	2008
	13.493907	14.647327	8.55%	0	2007
	11.819189	13.493907	14.17%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.825408	20.660999	22.80%	2,750	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.100431	8.747266	43.39%	21,246	2009
	11.155504	6.100431	-45.31%	48,199	2008
	8.314866	11.155504	34.16%	58,089	2007
	7.759494	8.314866	7.16%	65,375	2006
	7.019832	7.759494	10.54%	67,472	2005
	6.059662	7.019832	15.85%	59,918	2004
	5.132236	6.059662	18.07%	58,398	2003
	6.216622	5.132236	-17.44%	58,074	2002
	8.099528	6.216622	-23.25%	14,573	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.719604	11.908820	54.27%	8,246	2009
	14.012232	7.719604	-44.91%	1,898	2008
	11.720685	14.012232	19.55%	5,721	2007
	11.057037	11.720685	6.00%	5,575	2006
	10.113532	11.057037	9.33%	7,191	2005
	10.213590	10.113532	-0.98%	7,290	2004
	7.068798	10.213590	44.49%	7,294	2003
	10.000000	7.068798	-29.31%	6,273	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.503305	3.856916	54.07%	3,286	2009
	4.550037	2.503305	-44.98%	6,036	2008
	3.807684	4.550037	19.50%	8,888	2007
	3.595815	3.807684	5.89%	9,019	2006
	3.282397	3.595815	9.55%	16,898	2005
	3.323741	3.282397	-1.24%	17,358	2004
	2.310691	3.323741	43.84%	19,423	2003
	3.983793	2.310691	-42.00%	19,423	2002
	6.472936	3.983793	-38.45%	11,013	2001*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.096566	23.030335	75.85%	1,965	2009
	27.908177	13.096566	-53.07%	1,757	2008
	22.192229	27.908177	25.76%	5,988	2007
	15.404413	22.192229	44.06%	7,177	2006
	11.881594	15.404413	29.65%	7,418	2005
	10.192274	11.881594	16.57%	6,171	2004
	7.713978	10.192274	32.13%	6,722	2003
	10.000000	7.713978	-22.86%	7,325	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.554689	13.284886	75.85%	3,846	2009
	16.105099	7.554689	-53.09%	6,136	2008
	12.812019	16.105099	25.70%	6,187	2007
	8.897329	12.812019	44.00%	10,609	2006
	6.866639	8.897329	29.57%	10,994	2005
	5.891540	6.866639	16.55%	16,344	2004
	4.459429	5.891540	32.11%	16,419	2003
	6.116877	4.459429	-27.10%	18,683	2002
	8.136062	6.116877	-24.82%	6,639	2001*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.213885	11.463604	24.42%	5,063	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.895116	11.898593	20.25%	0	2009
	14.982427	9.895116	-33.96%	0	2008
	14.181624	14.982427	5.65%	0	2007
	11.983493	14.181624	18.34%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.804455	9.798254	11.29%	12,266	2009
	10.356657	8.804455	-14.99%	12,314	2008
	10.067167	10.356657	2.88%	15,285	2007
	9.837808	10.067167	2.33%	15,433	2006
	9.875108	9.837808	-0.38%	21,222	2005
	9.978359	9.875108	-1.03%	25,019	2004
	10.000000	9.978359	-0.22%	4,396	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.101737	9.766186	20.54%	0	2009
	13.631259	8.101737	-40.57%	0	2008
	13.811409	13.631259	-1.30%	0	2007
	13.362127	13.811409	3.36%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.281138	10.687698	29.06%	0	2009
	13.926091	8.281138	-40.54%	0	2008
	13.179347	13.926091	5.67%	0	2007
	11.802919	13.179347	11.66%	0	2006
	11.247371	11.802919	4.94%	0	2005
	10.000000	11.247371	12.47%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.281378	12.81%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.413156	24.13%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.496405	9.085128	21.19%	0	2009
	10.870847	7.496405	-31.04%	190	2008
	10.430613	10.870847	4.22%	190	2007
	10.000000	10.430613	4.31%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.318922	10.263054	10.13%	5,395	2009
	10.529215	9.318922	-11.49%	5,457	2008
	10.412741	10.529215	1.12%	5,457	2007
	10.000000	10.412741	4.13%	5,395	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.248531	10.079451	39.06%	5,358	2009
	12.029430	7.248531	-39.74%	5,565	2008
	10.712318	12.029430	12.30%	5,930	2007
	10.000000	10.712318	7.12%	4,175	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.163543	8.399928	36.28%	3,838	2009
	11.251384	6.163543	-45.22%	2,819	2008
	10.240314	11.251384	9.87%	2,869	2007
	10.000000	10.240314	2.40%	2,907	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.943759	7.628096	28.34%	0	2009
	9.772893	5.943759	-39.18%	0	2008
	10.000000	9.772893	-2.27%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.173240	13.151905	43.37%	10,838	2009
	12.972417	9.173240	-29.29%	28,544	2008
	12.809951	12.972417	1.27%	29,503	2007
	11.793567	12.809951	8.62%	32,795	2006
	11.729931	11.793567	0.54%	35,455	2005
	10.849470	11.729931	8.12%	42,559	2004
	9.035786	10.849470	20.07%	41,718	2003
	8.913897	9.035786	1.37%	42,535	2002
	8.710943	8.913897	2.33%	2,062	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.090783	11.606439	43.45%	4,317	2009
	11.458925	8.090783	-29.39%	5,066	2008
	11.311733	11.458925	1.30%	5,533	2007
	10.414642	11.311733	8.61%	6,290	2006
	10.000000	10.414642	4.15%	6,424	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	7.929776	10.101526	27.39%	1,084	2009
	14.970138	7.929776	-47.03%	1,141	2008
	11.990908	14.970138	24.85%	1,189	2007
	9.182859	11.990908	30.58%	1,226	2006
	7.181205	9.182859	27.87%	1,274	2005
	6.403842	7.181205	12.14%	1,336	2004
	4.808265	6.403842	33.18%	1,406	2003
	6.451733	4.808265	-25.47%	1,496	2002
	9.209373	6.451733	-29.94%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.755954	16.243106	27.34%	2,198	2009
	24.073648	12.755954	-47.01%	2,371	2008
	19.282275	24.073648	24.85%	4,628	2007
	14.768312	19.282275	30.57%	2,489	2006
	11.552260	14.768312	27.84%	4,890	2005
	10.287431	11.552260	12.29%	4,616	2004
	7.740771	10.287431	32.90%	2,569	2003
	10.000000	7.740771	-22.59%	1,531	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	7.951105	9.760296	22.75%	1,561	2009
	14.547996	7.951105	-45.35%	1,561	2008
	12.357069	14.547996	17.73%	2,621	2007
	9.995826	12.357069	23.62%	3,135	2006
	8.529122	9.995826	17.20%	3,288	2005
	7.509065	8.529122	13.58%	3,989	2004
	5.620023	7.509065	33.61%	4,302	2003
	7.670769	5.620023	-26.73%	4,796	2002
	9.622318	7.670769	-20.28%	1,500	2001*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.317833	17.574907	22.75%	1,158	2009
	26.190114	14.317833	-45.33%	1,158	2008
	22.238058	26.190114	17.77%	2,551	2007
	17.998693	22.238058	23.55%	1,158	2006
	15.357660	17.998693	17.20%	2,876	2005
	13.520940	15.357660	13.58%	1,258	2004
	10.000000	13.520940	35.21%	1,302	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.119697	7.690153	50.21%	29,351	2009
	10.000000	5.119697	-48.80%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.103762	7.884037	29.17%	0	2009
	10.000000	6.103762	-38.96%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.101864	7.865745	28.91%	0	2009
	10.000000	6.101864	-38.98%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	6.335598	8.038019	26.87%	0	2009
	10.000000	6.335598	-36.64%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	7.892680	9.286886	17.66%	0	2009
	10.000000	7.892680	-21.07%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	7.172940	8.745895	21.93%	3,518	2009
	10.000000	7.172940	-28.27%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	9.039133	10.032193	10.99%	0	2009
	10.000000	9.039133	-9.61%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	7.529554	9.016832	19.75%	17,122	2009
	10.000000	7.529554	-24.70%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	6.811090	8.466193	24.30%	0	2009
	10.000000	6.811090	-31.89%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	8.271397	9.558616	15.56%	0	2009
	10.000000	8.271397	-17.29%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.825497	10.496231	6.83%	0	2009
	10.000000	9.825497	-1.75%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.803732	10.454385	6.64%	0	2009
	10.000000	9.803732	-1.96%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.413179	21.511405	60.38%	146	2009
	32.340229	13.413179	-58.52%	146	2008
	22.623937	32.340229	42.95%	576	2007
	16.850212	22.623937	34.26%	576	2006
	12.936008	16.850212	30.26%	576	2005
	10.909929	12.936008	18.57%	1,183	2004
	6.722291	10.909929	62.29%	1,183	2003
	8.075525	6.722291	-16.76%	1,183	2002
	8.674187	8.075525	-6.90%	932	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	14.890464	23.905561	60.54%	6,037	2009
	35.959778	14.890464	-58.59%	7,077	2008
	25.161330	35.959778	42.92%	8,236	2007
	18.750120	25.161330	34.19%	11,344	2006
	14.392651	18.750120	30.28%	13,352	2005
	12.137097	14.392651	18.58%	10,768	2004
	7.480416	12.137097	62.25%	7,637	2003
	10.000000	7.480416	-25.20%	6,879	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.358898	14.479540	0.84%	47,003	2009
	13.574184	14.358898	5.78%	52,804	2008
	12.900827	13.574184	5.22%	59,624	2007
	12.711905	12.900827	1.49%	66,880	2006
	12.535180	12.711905	1.41%	81,019	2005
	12.361690	12.535180	1.40%	91,969	2004
	12.341436	12.361690	0.16%	111,630	2003
	11.323824	12.341436	8.99%	131,625	2002
	10.752417	11.323824	5.31%	40,455	2001*

NVIT NVIT Growth Fund: Class I - Q/NQ	3.687157	4.832753	31.07%	189	2009
	6.126045	3.687157	-39.81%	189	2008
	5.218917	6.126045	17.38%	6,577	2007
	5.005591	5.218917	4.26%	12,761	2006
	4.785963	5.005591	4.59%	6,577	2005
	4.506128	4.785963	6.21%	6,577	2004
	3.456859	4.506128	30.35%	6,577	2003
	4.938830	3.456859	-30.01%	6,577	2002
	6.999319	4.938830	-29.44%	0	2001*
	10.000000	8.398056	-16.02%	2,964	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.501522	8.211043	26.29%	0	2009
	11.634112	6.501522	-44.12%	0	2008
	10.831580	11.634112	7.41%	0	2007
	10.000000	10.831580	8.32%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.323591	11.646645	24.92%	11,330	2009
	15.033743	9.323591	-37.98%	39,157	2008
	14.449858	15.033743	4.04%	42,501	2007
	12.590217	14.449858	14.77%	44,337	2006
	11.878188	12.590217	5.99%	41,011	2005
	10.607956	11.878188	11.97%	48,838	2004
	8.191707	10.607956	29.50%	48,710	2003
	10.000000	8.191707	-18.08%	38,212	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.499991	15.00%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.057478	20.57%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.869146	11.643153	7.12%	5,767	2009
	11.777759	10.869146	-7.71%	5,767	2008
	11.382309	11.777759	3.47%	181	2007
	10.917407	11.382309	4.26%	1,263	2006
	10.761107	10.917407	1.45%	1,511	2005
	10.471187	10.761107	2.77%	4,228	2004
	9.881785	10.471187	5.96%	16,160	2003
	10.000000	9.881785	-1.18%	18,983	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.088008	11.802072	16.99%	93,829	2009
	13.375677	10.088008	-24.58%	90,534	2008
	12.892538	13.375677	3.75%	106,432	2007
	11.789697	12.892538	9.35%	112,991	2006
	11.396138	11.789697	3.45%	71,031	2005
	10.594686	11.396138	7.56%	113,858	2004
	8.986775	10.594686	17.89%	110,682	2003
	10.000000	8.986775	-10.13%	54,937	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.712156	11.863738	22.15%	22,640	2009
	14.415677	9.712156	-32.63%	22,828	2008
	13.830716	14.415677	4.23%	41,642	2007
	12.295645	13.830716	12.48%	62,463	2006
	11.693395	12.295645	5.15%	53,566	2005
	10.623053	11.693395	10.08%	80,711	2004
	8.541750	10.623053	24.37%	80,222	2003
	10.000000	8.541750	-14.58%	39,149	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.553393	11.872501	12.50%	34,240	2009
	12.650005	10.553393	-16.57%	34,673	2008
	12.170043	12.650005	3.94%	38,746	2007
	11.429780	12.170043	6.48%	39,838	2006
	11.139003	11.429780	2.61%	9,456	2005
	10.585351	11.139003	5.23%	140,083	2004
	9.480584	10.585351	11.65%	159,647	2003
	10.000000	9.480584	-5.19%	168,373	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.272830	16.481668	34.29%	23,310	2009
	19.670901	12.272830	-37.61%	35,462	2008
	18.625430	19.670901	5.61%	43,130	2007
	17.259099	18.625430	7.92%	52,583	2006
	15.677646	17.259099	10.09%	53,163	2005
	13.794761	15.677646	13.65%	52,558	2004
	10.432365	13.794761	32.23%	50,076	2003
	12.543420	10.432365	-16.83%	53,272	2002
	12.943788	12.543420	-3.09%	5,814	2001*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.214533	11.017294	-1.76%	79,979	2009
	11.190282	11.214533	0.22%	186,419	2008
	10.875311	11.190282	2.90%	211,453	2007
	10.594160	10.875311	2.65%	81,845	2006
	10.507467	10.594160	0.83%	63,082	2005
	10.613949	10.507467	-1.00%	98,416	2004
	10.741301	10.613949	-1.19%	119,753	2003
	10.807263	10.741301	-0.61%	124,683	2002
	10.623647	10.807263	1.73%	72,903	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.975002	13.405083	22.14%	27,394	2009
	13.512748	10.975002	-18.78%	27,937	2008
	13.153432	13.512748	2.73%	28,715	2007
	12.775749	13.153432	2.96%	30,190	2006
	12.731721	12.775749	0.35%	30,583	2005
	12.169900	12.731721	4.62%	29,491	2004
	11.053628	12.169900	10.10%	32,363	2003
	10.499466	11.053628	5.28%	27,722	2002
	10.263086	10.499466	2.30%	8,541	2001*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.066225	8.128943	34.00%	27,964	2009
	10.000000	6.066225	-39.34%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.467656	14.621346	27.50%	5,549	2009
	21.760856	11.467656	-47.30%	5,927	2008
	21.530815	21.760856	1.07%	6,070	2007
	17.861451	21.530815	20.54%	8,301	2006
	16.231410	17.861451	10.04%	8,682	2005
	13.744111	16.231410	18.10%	3,957	2004
	10.000000	13.744111	37.44%	1,138	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.287665	8.013096	27.44%	388	2009
	10.000000	6.287665	-37.12%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.271938	7.847341	25.12%	0	2009
	10.000000	6.271938	-37.28%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.203827	7.744457	24.83%	39,820	2009
	10.000000	6.203827	-37.96%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.676263	8.553700	28.12%	69,940	2009
	10.000000	6.676263	-33.24%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.567481	10.723635	25.17%	7,104	2009
	16.283784	8.567481	-47.39%	9,361	2008
	15.110570	16.283784	7.76%	10,789	2007
	14.908742	15.110570	1.35%	12,286	2006
	14.044827	14.908742	6.15%	14,536	2005
	12.610421	14.044827	11.37%	21,518	2004
	9.564082	12.610421	31.85%	18,076	2003
	14.599711	9.564082	-34.49%	18,762	2002
	16.676873	14.599711	-12.46%	3,445	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.491008	17.960595	23.94%	18,848	2009
	21.750368	14.491008	-33.38%	25,213	2008
	23.791636	21.750368	-8.58%	29,818	2007
	20.654581	23.791636	15.19%	34,293	2006
	20.405024	20.654581	1.22%	36,208	2005
	17.714566	20.405024	15.19%	43,208	2004
	11.500284	17.714566	54.04%	45,920	2003
	16.079016	11.500284	-28.48%	50,669	2002
	12.765722	16.079016	25.95%	8,307	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	13.422488	17.754900	32.28%	21,732	2009
	22.114229	13.422488	-39.30%	33,910	2008
	22.051693	22.114229	0.28%	42,568	2007
	20.042046	22.051693	10.03%	52,236	2006
	18.170195	20.042046	10.30%	61,738	2005
	15.545919	18.170195	16.88%	64,757	2004
	11.226240	15.545919	38.48%	61,965	2003
	13.828616	11.226240	-18.82%	72,934	2002
	15.095906	13.828616	-8.39%	7,918	2001*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.441991	7.976905	23.83%	5,722	2009
	11.224821	6.441991	-42.61%	6,330	2008
	10.567157	11.224821	6.22%	9,141	2007
	9.469764	10.567157	11.59%	11,449	2006
	8.974942	9.469764	5.51%	15,066	2005
	8.327394	8.974942	7.78%	16,614	2004
	6.650221	8.327394	25.22%	17,485	2003
	8.194278	6.650221	-18.84%	15,393	2002
	9.464087	8.194278	-13.42%	5,622	2001*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.578250	7.166841	28.48%	30,398	2009
	10.000000	5.578250	-44.22%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.823638	10.332676	5.18%	25,045	2009
	10.000000	9.823638	-1.76%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.902691	29.03%	1,257	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.877409	28.77%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.180472	7.801926	26.24%	31,463	2009
	9.989081	6.180472	-38.13%	46,161	2008
	10.403832	9.989081	-3.99%	50,250	2007
	9.140181	10.403832	13.83%	60,404	2006
	8.928052	9.140181	2.38%	61,289	2005
	7.737628	8.928052	15.38%	51,184	2004
	5.994918	7.737628	29.07%	41,228	2003
	8.155563	5.994918	-26.49%	23,863	2002
	9.455077	8.155563	-13.74%	5,774	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	6.823958	9.684390	41.92%	47,123	2009
	12.755450	6.823958	-46.50%	57,022	2008
	11.380298	12.755450	12.08%	70,332	2007
	10.735078	11.380298	6.01%	80,702	2006
	10.400965	10.735078	3.21%	98,727	2005
	9.904568	10.400965	5.01%	114,711	2004
	7.702487	9.904568	28.59%	110,771	2003
	10.724385	7.702487	-28.18%	128,311	2002
	12.493669	10.724385	-14.16%	16,689	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.208510	18.119752	37.18%	9,480	2009
	22.491279	13.208510	-41.27%	11,615	2008
	21.540637	22.491279	4.41%	15,502	2007
	18.637621	21.540637	15.58%	16,106	2006
	16.598363	18.637621	12.29%	16,600	2005
	14.180467	16.598363	17.05%	38,640	2004
	10.000000	14.180467	41.80%	28,999	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.188452	11.239137	37.26%	38,001	2009
	13.941855	8.188452	-41.27%	55,298	2008
	13.354899	13.941855	4.40%	68,918	2007
	11.554717	13.354899	15.58%	77,784	2006
	10.293133	11.554717	12.26%	95,596	2005
	8.796101	10.293133	17.02%	104,262	2004
	6.262817	8.796101	40.45%	120,116	2003
	8.190803	6.262817	-23.54%	150,450	2002
	9.483571	8.190803	-13.63%	11,188	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.978316	2.462431	24.47%	0	2009
	9.544396	1.978316	-79.27%	0	2008
	10.000000	9.544396	-4.56%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	5.906497	7.957552	34.73%	1,269	2009
	9.674984	5.906497	-38.95%	174	2008
	9.973994	9.674984	-3.00%	225	2007
	10.000000	9.973994	-0.26%	546	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.616510	8.335233	25.98%	54,615	2009
	10.950812	6.616510	-39.58%	59,768	2008
	10.680162	10.950812	2.53%	70,840	2007
	9.454762	10.680162	12.96%	74,343	2006
	9.084631	9.454762	4.07%	88,549	2005
	8.451640	9.084631	7.49%	111,894	2004
	6.791724	8.451640	24.44%	135,933	2003
	8.517435	6.791724	-20.26%	137,324	2002
	9.655553	8.517435	-11.79%	34,989	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.906497	7.957552	34.73%	1,269	2009
	9.674984	5.906497	-38.95%	174	2008
	9.973994	9.674984	-3.00%	225	2007
	10.000000	9.973994	-0.26%	546	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	5.659790	7.370223	30.22%	17,022	2009
	11.316465	5.659790	-49.99%	18,035	2008
	10.838690	11.316465	4.41%	25,995	2007
	10.720007	10.838690	1.11%	32,369	2006
	9.717936	10.720007	10.31%	30,547	2005
	8.262040	9.717936	17.62%	38,373	2004
	6.699002	8.262040	23.33%	39,239	2003
	9.447560	6.699002	-29.09%	39,324	2002
	13.999397	9.447560	-32.51%	9,065	2001*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.834026	8.34%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.913226	9.13%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.540762	9.107365	39.24%	862	2009
	11.614654	6.540762	-43.69%	862	2008
	10.515412	11.614654	10.45%	0	2007
	10.000000	10.515412	5.15%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.939991	8.535937	23.00%	2,916	2009
	11.088911	6.939991	-37.42%	2,916	2008
	10.961185	11.088911	1.17%	2,964	2007
	10.000000	10.961185	9.61%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.472787	10.199504	7.67%	1,061	2009
	10.742730	9.472787	-11.82%	1,061	2008
	10.374930	10.742730	3.55%	1,061	2007
	10.000000	10.374930	3.75%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.204745	25.835133	27.87%	777	2009
	24.199486	20.204745	-16.51%	777	2008
	23.134279	24.199486	4.60%	1,014	2007
	21.259551	23.134279	8.82%	2,024	2006
	19.285453	21.259551	10.24%	2,770	2005
	17.843487	19.285453	8.08%	3,761	2004
	14.210605	17.843487	25.56%	2,734	2003
	13.249217	14.210605	7.26%	3,421	2002
	12.255588	13.249217	8.11%	88	2001*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.433966	21.865327	109.56%	1,910	2009
	30.145047	10.433966	-65.39%	366	2008
	22.316740	30.145047	35.08%	813	2007
	16.285932	22.316740	37.03%	0	2006
	12.576135	16.285932	29.50%	0	2005
	10.000000	12.576135	25.76%	7	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	12.706367	26.600130	109.34%	698	2009
	36.740680	12.706367	-65.42%	1,480	2008
	27.189894	36.740680	35.13%	1,961	2007
	19.848229	27.189894	36.99%	2,644	2006
	15.311576	19.848229	29.63%	3,402	2005
	12.385431	15.311576	23.63%	4,229	2004
	8.179648	12.385431	51.42%	4,254	2003
	8.578684	8.179648	-4.65%	3,945	2002
	8.898173	8.578684	-3.59%	1,248	2001*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.102035	26.470902	54.78%	2,205	2009
	32.310630	17.102035	-47.07%	153	2008
	22.642532	32.310630	42.70%	1,114	2007
	18.513628	22.642532	22.30%	1,152	2006
	12.433770	18.513628	48.90%	1,178	2005
	10.000000	12.433770	24.34%	1,460	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	21.850504	33.802479	54.70%	1,118	2009
	41.303184	21.850504	-47.10%	1,496	2008
	28.938622	41.303184	42.73%	1,503	2007
	23.670159	28.938622	22.26%	1,719	2006
	15.891131	23.670159	48.95%	1,720	2005
	13.026159	15.891131	21.99%	3,060	2004
	9.161589	13.026159	42.18%	2,048	2003
	9.601688	9.161589	-4.58%	2,564	2002
	10.919321	9.601688	-12.07%	223	2001*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	8.182483	10.209640	24.77%	0	2009
	13.411082	8.182483	-38.99%	0	2008
	12.421990	13.411082	7.96%	0	2007
	11.126782	12.421990	11.64%	0	2006
	10.418855	11.126782	6.79%	0	2005
	9.674671	10.418855	7.69%	0	2004
	7.299299	9.674671	32.54%	0	2003
	9.709589	7.299299	-24.82%	0	2002
	9.857327	9.709589	-1.50%	0	2001*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	7.447907	10.805240	45.08%	0	2009

choicecfithree.htm

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.782682	13.690588	39.95%	0	2009
	15.520845	9.782682	-36.97%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.893024	11.777617	8.12%	5,419	2009
	11.283253	10.893024	-3.46%	13,143	2008
	10.505573	11.283253	7.40%	1,077	2007
	10.541159	10.505573	-0.34%	1,169	2006
	10.579432	10.541159	-0.36%	1,271	2005
	10.192099	10.579432	3.80%	1,383	2004
	10.000000	10.192009	1.92%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.077429	8.199389	15.85%	339	2009
	11.029475	7.077429	-35.83%	676	2008
	11.251879	11.029475	-1.98%	694	2007
	9.795363	11.251879	14.87%	1,792	2006
	9.542602	9.795363	2.65%	1,869	2005
	8.608836	9.542602	10.85%	2,380	2004
	6.784071	8.608836	26.90%	11,694	2003
	8.577091	6.784071	-20.90%	866	2002
	9.541283	8.577091	-10.11%	0	2001*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.831760	9.983617	27.48%	0	2009
	10.553118	7.831760	-25.79%	0	2008
	11.012546	10.553118	-4.17%	0	2007
	10.000000	11.012546	10.13%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	10.967622	12.896387	17.59%	1,845	2009
	15.268830	10.967622	-28.17%	1,845	2008
	16.409396	15.268830	-6.95%	2,063	2007
	14.096723	16.409396	16.41%	4,276	2006
	13.680293	14.096723	3.04%	4,945	2005
	12.196960	13.680293	12.16%	7,506	2004
	9.641037	12.196960	26.51%	14,991	2003
	11.247447	9.641037	-14.28%	8,445	2002
	10.163375	11.247447	10.67%	9,308	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.022984	20.23%	1,788	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.098259	0.98%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.549798	11.712890	22.65%	3,084	2009
	14.091258	9.549798	-32.23%	1,157	2008
	14.460436	14.091258	-2.55%	1,263	2007
	12.883144	14.460436	12.24%	4,711	2006
	12.246099	12.883144	5.20%	4,809	2005
	10.241782	12.246099	19.57%	1,557	2004
	7.577210	10.241782	35.17%	230	2003
	10.000000	7.577210	-24.23%	230	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.223731	6.854289	31.21%	1,184	2009
	8.120576	5.223731	-35.67%	1,184	2008
	7.680730	8.120576	5.73%	1,184	2007
	7.169448	7.680730	7.13%	1,184	2006
	7.052900	7.169448	1.65%	1,184	2005
	6.769089	7.052900	4.19%	2,413	2004
	5.476092	6.769089	23.61%	2,413	2003
	7.856453	5.476092	-30.30%	3,062	2002
	10.345179	7.856453	-24.06%	3,399	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	6.373936	7.899469	23.93%	3,067	2009
	10.336958	6.373936	-38.34%	5,494	2008
	10.012097	10.336958	3.24%	5,705	2007
	8.836043	10.012097	13.31%	9,228	2006
	8.603055	8.836043	2.71%	11,862	2005
	7.926250	8.603055	8.54%	14,144	2004
	6.294303	7.926250	25.93%	14,296	2003
	8.264570	6.294303	-23.84%	14,159	2002
	9.594375	8.264570	-13.86%	5,764	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	7.499975	9.017260	20.23%	416	2009
	10.852467	7.499975	-30.89%	489	2008
	10.327216	10.852467	5.09%	494	2007
	9.037512	10.327216	14.27%	1,657	2006
	8.825656	9.037512	2.40%	2,946	2005
	8.564412	8.825656	3.05%	6,694	2004
	7.204901	8.564412	18.87%	10,508	2003
	8.818570	7.204901	-18.30%	7,951	2002
	9.913289	8.818570	-11.04%	2,992	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.951474	14.120397	18.15%	820	2009
	13.140627	11.951474	-9.05%	820	2008
	12.712125	13.140627	3.37%	820	2007
	12.440839	12.712125	2.18%	1,766	2006
	12.518711	12.440839	-0.62%	2,769	2005
	12.315361	12.518711	1.65%	5,490	2004
	11.996568	12.315361	2.66%	5,525	2003
	11.187661	11.996568	7.23%	4,886	2002
	10.559225	11.187661	5.95%	0	2001*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.201010	9.988357	21.79%	0	2009
	11.158048	8.201010	-26.50%	0	2008
	10.470111	11.158048	6.57%	0	2007
	10.000000	10.470111	4.70%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.482528	9.452659	26.33%	0	2009
	11.335796	7.482528	-33.99%	0	2008
	10.490017	11.335796	8.06%	0	2007
	10.000000	10.490017	4.90%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	6.964313	8.977564	28.91%	0	2009
	11.464839	6.964313	-39.26%	0	2008
	10.510072	11.464839	9.08%	0	2007
	10.000000	10.510072	5.10%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.134438	12.156769	33.09%	4,192	2009
	16.226503	9.134438	-43.71%	8,599	2008
	14.077687	16.226503	15.26%	16,463	2007
	12.859240	14.077687	9.48%	17,751	2006
	11.217583	12.859240	14.63%	20,816	2005
	9.914027	11.217583	13.15%	20,572	2004
	7.873493	9.914027	25.92%	13,740	2003
	8.861264	7.873493	-11.15%	10,960	2002
	10.308233	8.861264	-14.04%	2,212	2001*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.967164	8.638600	44.77%	460	2009
	13.341479	5.967164	-55.27%	0	2008
	9.338796	13.341479	42.86%	0	2007
	10.000000	9.338796	-6.61%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	7.143796	9.112646	27.56%	3,592	2009
	12.710451	7.143796	-43.80%	5,996	2008
	12.776871	12.710451	-0.52%	6,105	2007
	10.845777	12.776871	17.81%	7,379	2006
	10.453334	10.845777	3.75%	17,255	2005
	9.566810	10.453334	9.27%	26,094	2004
	7.488805	9.566810	27.75%	21,880	2003
	9.197371	7.488805	-18.58%	11,803	2002
	9.879350	9.197371	-6.90%	3,848	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	4.037546	5.771730	42.95%	1,901	2009
	9.158971	4.037546	-55.92%	1,901	2008
	7.588671	9.158971	20.69%	1,901	2007
	7.345851	7.588671	3.31%	1,901	2006
	6.878173	7.345851	6.80%	1,901	2005
	6.549041	6.878173	5.03%	1,901	2004
	5.148599	6.549041	27.20%	1,901	2003
	6.721581	5.148599	-23.40%	1,901	2002
	8.009032	6.721581	-16.07%	1,424	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.474286	6.881900	25.71%	342	2009
	10.576112	5.474286	-48.24%	970	2008
	8.498425	10.576112	24.45%	1,246	2007
	8.116211	8.498425	4.71%	8,035	2006
	7.828799	8.116211	3.67%	8,957	2005
	7.728217	7.828799	1.30%	2,213	2004
	5.932835	7.728217	30.26%	2,262	2003
	8.664560	5.932835	-31.53%	2,511	2002
	10.736866	8.664560	-19.30%	941	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	6.998156	9.870545	41.04%	0	2009
	9.519776	6.998156	-26.49%	0	2008
	9.453998	9.519776	0.70%	0	2007
	8.667686	9.453998	9.07%	0	2006
	8.617667	8.667686	0.58%	0	2005
	8.024768	8.617667	7.39%	0	2004
	6.442506	8.024768	24.56%	0	2003
	6.337956	6.442506	1.65%	0	2002
	7.333907	6.337956	-13.58%	0	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.182545	10.141682	41.20%	0	2009
	9.759531	7.182545	-26.40%	0	2008
	10.000000	9.759531	-2.40%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.253173	11.634953	13.48%	5,171	2009
	10.813491	10.253173	-5.18%	13,277	2008
	10.578541	10.813491	2.22%	0	2007
	10.338312	10.578541	2.32%	0	2006
	10.323250	10.338312	0.15%	0	2005
	10.087509	10.323250	2.34%	0	2004
	10.000000	10.087509	0.88%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.598911	9.063967	37.36%	4,653	2009
	11.120520	6.598911	-40.66%	0	2008
	9.816752	11.120520	13.28%	0	2007
	10.000000	9.816752	-1.83%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.347541	10.353901	24.04%	0	2009
	15.159129	8.347541	-44.93%	0	2008
	13.185507	15.159129	14.97%	0	2007
	11.395079	13.185507	15.71%	0	2006
	9.762883	11.395079	16.72%	0	2005
	8.769155	9.762883	11.33%	0	2004
	6.241968	8.769155	40.49%	0	2003
	7.988069	6.241968	-21.86%	0	2002
	10.344382	7.988069	-22.78%	0	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.294328	12.773895	24.09%	0	2009
	18.698826	10.294328	-44.95%	0	2008
	16.261786	18.698826	14.99%	0	2007
	14.053297	16.261786	15.72%	3,877	2006
	12.045115	14.053297	16.67%	3,538	2005
	10.818256	12.045115	11.34%	7,441	2004
	7.697259	10.818256	40.53%	2,192	2003
	10.000000	7.697259	-23.03%	5,767	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.301662	11.274215	54.41%	0	2009
	15.245500	7.301662	-52.11%	0	2008
	14.718228	15.245500	3.58%	0	2007
	12.911205	14.718228	14.00%	0	2006
	12.832718	12.911205	0.61%	0	2005
	11.476013	12.832718	11.82%	0	2004
	7.413590	11.476013	54.80%	0	2003
	10.000000	7.413590	-25.86%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.777777	10.346021	33.02%	1,071	2009
	11.271182	7.777777	-30.99%	0	2008
	11.074620	11.271182	1.77%	0	2007
	10.000000	11.074620	10.75%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.364966	8.064523	26.70%	0	2009
	9.686757	6.364966	-34.29%	0	2008
	10.116204	9.686757	-4.25%	0	2007
	10.000000	10.116204	1.16%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.571360	8.396706	27.78%	0	2009
	10.000000	6.571360	-34.29%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.228216	10.547843	69.36%	383	2009
	13.415144	6.228216	-53.57%	0	2008
	10.626711	13.415144	26.24%	0	2007
	10.000000	10.626711	6.27%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.160638	9.637565	34.59%	1,119	2009
	12.246026	7.160638	-41.53%	0	2008
	10.814105	12.246026	13.24%	0	2007
	10.000000	10.814105	8.14%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.810037	13.750632	16.43%	0	2009
	11.335222	11.810037	4.19%	0	2008
	10.407678	11.335222	8.91%	0	2007
	10.000000	10.407678	4.08%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.146604	8.463344	18.42%	0	2009
	12.697954	7.146604	-43.72%	0	2008
	11.585871	12.697954	9.60%	0	2007
	11.135097	11.585871	4.05%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.568492	10.542344	39.29%	0	2009
	14.592799	7.568492	-48.14%	0	2008
	13.457450	14.592799	8.44%	0	2007
	11.799248	13.457450	14.05%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.687470	20.470767	22.67%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.045206	8.659259	43.24%	9,092	2009
	11.065813	6.045206	-45.37%	686	2008
	8.256464	11.065813	34.03%	686	2007
	7.712816	8.256464	7.05%	686	2006
	6.984699	7.712816	10.42%	686	2005
	6.035469	6.984699	15.73%	686	2004
	5.116941	6.035469	17.95%	686	2003
	6.204428	5.116941	-17.53%	686	2002
	8.091928	6.204428	-23.33%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.667327	11.816122	54.11%	503	2009
	13.931562	7.667327	-44.96%	177	2008
	11.665131	13.931562	19.43%	177	2007
	11.015819	11.665131	5.89%	177	2006
	10.086073	11.015819	9.22%	177	2005
	10.196246	10.086073	-1.08%	177	2004
	7.063972	10.196246	44.34%	177	2003
	10.000000	7.063972	-29.36%	177	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.480613	3.818065	53.92%	0	2009
	4.513409	2.480613	-45.04%	0	2008
	3.780892	4.513409	19.37%	0	2007
	3.574151	3.780892	5.78%	0	2006
	3.265930	3.574151	9.44%	0	2005
	3.310444	3.265930	-1.34%	0	2004
	2.303786	3.310444	43.70%	0	2003
	3.975953	2.303786	-42.06%	0	2002
	6.466853	3.975953	-38.52%	0	2001*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.007882	22.851111	75.67%	2,451	2009
	27.747566	13.007882	-53.12%	810	2008
	22.087122	27.747566	25.63%	782	2007
	15.347024	22.087122	43.92%	802	2006
	11.849338	15.347024	29.52%	830	2005
	10.174958	11.849338	16.46%	1,170	2004
	7.708715	10.174958	31.99%	1,116	2003
	10.000000	7.708715	-22.91%	1,109	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.486238	13.151115	75.67%	0	2009
	15.975500	7.486238	-53.14%	0	2008
	12.721943	15.975500	25.57%	0	2007
	8.843749	12.721943	43.85%	0	2006
	6.832211	8.843749	29.44%	0	2005
	5.867965	6.832211	16.43%	137	2004
	4.446112	5.867965	31.98%	137	2003
	6.104844	4.446112	-27.17%	253	2002
	8.128419	6.104844	-24.90%	0	2001*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.170218	11.397658	24.29%	489	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.828108	11.805985	20.12%	0	2009
	14.896162	9.828108	-34.02%	0	2008
	14.114424	14.896162	5.54%	0	2007
	11.938834	14.114424	18.22%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.753758	9.731920	11.17%	0	2009
	10.307529	8.753758	-15.07%	0	2008
	10.029659	10.307529	2.77%	0	2007
	9.811121	10.029659	2.23%	0	2006
	9.858331	9.811121	-0.48%	0	2005
	9.971565	9.858331	-1.14%	0	2004
	10.000000	9.971565	-0.28%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.046849	9.690136	20.42%	0	2009
	13.552750	8.046849	-40.63%	0	2008
	13.745946	13.552750	-1.41%	0	2007
	13.312320	13.745946	3.26%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.241894	10.626212	28.93%	0	2009
	13.874273	8.241894	-40.60%	0	2008
	13.143764	13.874273	5.56%	0	2007
	11.783005	13.143764	11.55%	0	2006
	11.239804	11.783005	4.83%	0	2005
	10.000000	11.239804	12.40%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.273709	12.74%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.404726	24.05%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.476026	9.051196	21.07%	0	2009
	10.852373	7.476026	-31.11%	0	2008
	10.423562	10.852373	4.11%	6,315	2007
	10.000000	10.423562	4.24%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.293622	10.224777	10.02%	1,040	2009
	10.511339	9.293622	-11.58%	0	2008
	10.405716	10.511339	1.02%	6,575	2007
	10.000000	10.405716	4.06%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.228832	10.041819	38.91%	0	2009
	12.009005	7.228832	-39.80%	0	2008
	10.705080	12.009005	12.18%	6,590	2007
	10.000000	10.705080	7.05%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.146783	8.368558	36.15%	0	2009
	11.232271	6.146783	-45.28%	0	2008
	10.233395	11.232271	9.76%	6,988	2007
	10.000000	10.233395	2.33%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.933653	7.607377	28.21%	0	2009
	9.766249	5.933653	-39.24%	0	2008
	10.000000	9.766249	-2.34%	4,186	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.083381	13.009836	43.23%	89	2009
	12.858453	9.083381	-29.36%	89	2008
	12.710419	12.858453	1.16%	89	2007
	11.713813	12.710419	8.51%	89	2006
	11.662441	11.713813	0.44%	89	2005
	10.798032	11.662441	8.01%	576	2004
	9.002106	10.798032	19.95%	961	2003
	8.889732	9.002106	1.26%	441	2002
	8.696224	8.889732	2.23%	0	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.060617	11.551411	43.31%	242	2009
	11.427849	8.060617	-29.47%	0	2008
	11.292619	11.427849	1.20%	0	2007
	10.407617	11.292619	8.50%	493	2006
	10.000000	10.407617	4.08%	492	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	7.863389	10.006756	27.26%	0	2009
	14.860004	7.863389	-47.08%	0	2008
	11.914890	14.860004	24.72%	0	2007
	9.133921	11.914890	30.45%	0	2006
	7.150188	9.133921	27.74%	0	2005
	6.382676	7.150188	12.02%	0	2004
	4.797249	6.382676	33.05%	0	2003
	6.443529	4.797249	-25.55%	0	2002
	9.207114	6.443529	-30.02%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.669553	16.116653	27.21%	0	2009
	23.935024	12.669553	-47.07%	0	2008
	19.190879	23.935024	24.72%	4,131	2007
	14.713249	19.190879	30.43%	4,131	2006
	11.520885	14.713249	27.71%	0	2005
	10.269947	11.520885	12.18%	0	2004
	7.735493	10.269947	32.76%	0	2003
	10.000000	7.735493	-22.65%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	7.873165	9.654773	22.63%	0	2009
	14.420106	7.873165	-45.40%	0	2008
	12.260989	14.420106	17.61%	0	2007
	9.928183	12.260989	23.50%	0	2006
	8.480006	9.928183	17.08%	0	2005
	7.473438	8.480006	13.47%	0	2004
	5.599057	7.473438	33.48%	0	2003
	7.649959	5.599057	-26.81%	0	2002
	9.606072	7.649959	-20.36%	0	2001*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.235377	17.455896	22.62%	0	2009
	26.065922	14.235377	-45.39%	0	2008
	22.155285	26.065922	17.65%	0	2007
	17.949918	22.155285	23.43%	0	2006
	15.331599	17.949918	17.08%	0	2005
	13.511751	15.331599	13.47%	0	2004
	10.000000	13.511751	35.12%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.116196	7.677086	50.05%	2,718	2009
	10.000000	5.116196	-48.84%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.099597	7.870627	29.04%	0	2009
	10.000000	6.099597	-39.00%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.097700	7.852367	28.78%	0	2009
	10.000000	6.097700	-39.02%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	6.331277	8.024348	26.74%	0	2009
	10.000000	6.331277	-36.69%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	7.887319	9.271131	17.54%	0	2009
	10.000000	7.887319	-21.13%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	7.168050	8.731043	21.80%	0	2009
	10.000000	7.168050	-28.32%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	9.032985	10.015163	10.87%	0	2009
	10.000000	9.032985	-9.67%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	7.524429	9.001521	19.63%	0	2009
	10.000000	7.524429	-24.76%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	6.806444	8.451804	24.17%	0	2009
	10.000000	6.806444	-31.94%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	8.265770	9.542396	15.44%	0	2009
	10.000000	8.265770	-17.34%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.818823	10.478421	6.72%	0	2009
	10.000000	9.818823	-1.81%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.797071	10.436645	6.53%	0	2009
	10.000000	9.797071	-2.03%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.300975	21.309755	60.21%	0	2009
	32.102532	13.300975	-58.57%	0	2008
	22.480641	32.102532	42.80%	0	2007
	16.760488	22.480641	34.13%	0	2006
	12.880175	16.760488	30.13%	0	2005
	10.873898	12.880175	18.45%	0	2004
	6.706895	10.873898	62.13%	0	2003
	8.065253	6.706895	-16.84%	0	2002
	8.672055	8.065253	-7.00%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	14.789610	23.719477	60.38%	1,436	2009
	35.752788	14.789610	-58.63%	0	2008
	25.042116	35.752788	42.77%	779	2007
	18.680248	25.042116	34.06%	4,299	2006
	14.353568	18.680248	30.14%	4,068	2005
	12.116476	14.353568	18.46%	4,222	2004
	7.475305	12.116476	62.09%	4,290	2003
	10.000000	7.475305	-25.25%	4,890	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.218278	14.323144	0.74%	381	2009
	13.454953	14.218278	5.67%	2,070	2008
	12.800610	13.454953	5.11%	2,357	2007
	12.625975	12.800610	1.38%	4,198	2006
	12.463096	12.625975	1.31%	5,329	2005
	12.303120	12.463096	1.30%	8,171	2004
	12.295493	12.303120	0.06%	9,293	2003
	11.293161	12.295493	8.88%	9,931	2002
	10.734272	11.293161	5.21%	935	2001*

NVIT NVIT Growth Fund: Class I - Q/NQ	3.650992	4.780474	30.94%	0	2009
	6.072162	3.650992	-39.87%	0	2008
	5.178311	6.072162	17.26%	0	2007
	4.971695	5.178311	4.16%	0	2006
	4.758382	4.971695	4.48%	0	2005
	4.484722	4.758382	6.10%	0	2004
	3.443952	4.484722	30.22%	7,198	2003
	4.925420	3.443952	-30.08%	4,346	2002
	6.987497	4.925420	-29.51%	0	2001*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.483852	8.180392	26.17%	0	2009
	11.614361	6.483852	-44.17%	0	2008
	10.824272	11.614361	7.30%	0	2007
	10.000000	10.824272	8.24%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.257978	11.552908	24.79%	0	2009
	14.943186	9.257978	-38.05%	1,053	2008
	14.377533	14.943186	3.93%	1,048	2007
	12.539933	14.377533	14.65%	1,013	2006
	11.842767	12.539933	5.89%	1,093	2005
	10.587104	11.842767	11.86%	6,755	2004
	8.183923	10.587104	29.36%	6,780	2003
	10.000000	8.183923	-18.16%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.492168	14.92%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.049283	20.49%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.792642	11.549430	7.01%	0	2009
	11.706779	10.792642	-7.81%	0	2008
	11.325309	11.706779	3.37%	0	2007
	10.873772	11.325309	4.15%	0	2006
	10.729004	10.873772	1.35%	0	2005
	10.450593	10.729004	2.66%	711	2004
	9.872402	10.450593	5.86%	693	2003
	10.000000	9.872402	-1.28%	672	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.016980	11.707035	16.87%	722	2009
	13.295057	10.016980	-24.66%	0	2008
	12.827968	13.295057	3.64%	0	2007
	11.742570	12.827968	9.24%	0	2006
	11.362127	11.742570	3.35%	0	2005
	10.573837	11.362127	7.46%	23,208	2004
	8.978240	10.573837	17.77%	25,085	2003
	10.000000	8.978240	-10.22%	59,028	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.643797	11.768230	22.03%	0	2009
	14.328837	9.643797	-32.70%	0	2008
	13.761487	14.328837	4.12%	5,869	2007
	12.246540	13.761487	12.37%	6,322	2006
	11.658524	12.246540	5.04%	6,322	2005
	10.602160	11.658524	9.96%	30,233	2004
	8.533634	10.602160	24.24%	28,375	2003
	10.000000	8.533634	-14.66%	22,385	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.479109	11.776930	12.38%	0	2009
	12.573775	10.479109	-16.66%	0	2008
	12.109113	12.573775	3.84%	0	2007
	11.384121	12.109113	6.37%	0	2006
	11.105782	11.384121	2.51%	0	2005
	10.564539	11.105782	5.12%	16,190	2004
	9.471588	10.564539	11.54%	16,191	2003
	10.000000	9.471588	-5.28%	10,204	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.152558	16.303540	34.16%	1,173	2009
	19.498034	12.152558	-37.67%	2,850	2008
	18.480673	19.498034	5.50%	2,997	2007
	17.142369	18.480673	7.81%	4,287	2006
	15.587433	17.142369	9.98%	3,835	2005
	13.729366	15.587433	13.53%	8,766	2004
	10.393469	13.729366	32.10%	3,849	2003
	12.509403	10.393469	-16.91%	3,208	2002
	12.921938	12.509403	-3.19%	0	2001*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.104573	10.898159	-1.86%	43,736	2009
	11.091854	11.104573	0.11%	38,870	2008
	10.790701	11.091854	2.79%	1,717	2007
	10.522423	10.790701	2.55%	4,765	2006
	10.446928	10.522423	0.72%	240	2005
	10.563553	10.446928	-1.10%	1,589	2004
	10.701197	10.563553	-1.29%	1,570	2003
	10.777889	10.701197	-0.71%	7,530	2002
	10.605632	10.777889	1.62%	0	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.867491	13.260251	22.02%	91	2009
	13.394031	10.867491	-18.86%	0	2008
	13.051225	13.394031	2.63%	0	2007
	12.689357	13.051225	2.85%	212	2006
	12.658477	12.689357	0.24%	1,248	2005
	12.112226	12.658477	4.51%	11,502	2004
	11.012457	12.112226	9.99%	12,906	2003
	10.471032	11.012457	5.17%	4,068	2002
	10.245769	10.471032	2.20%	0	2001*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.062087	8.115127	33.87%	482	2009
	10.000000	6.062087	-39.38%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.401635	14.522347	27.37%	0	2009
	21.657693	11.401635	-47.36%	0	2008
	21.450698	21.657693	0.96%	0	2007
	17.813067	21.450698	20.42%	0	2006
	16.203883	17.813067	9.93%	517	2005
	13.734777	16.203883	17.98%	517	2004
	10.000000	13.734777	37.35%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.283377	7.999467	27.31%	0	2009
	10.000000	6.283377	-37.17%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.267659	7.834012	24.99%	0	2009
	10.000000	6.267659	-37.32%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.199597	7.731295	24.71%	4,497	2009
	10.000000	6.199597	-38.00%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.671710	8.539166	27.99%	4,043	2009
	10.000000	6.671710	-33.28%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.483490	10.607693	25.04%	135	2009
	16.140649	8.483490	-47.44%	467	2008
	14.993105	16.140649	7.65%	590	2007
	14.807889	14.993105	1.25%	892	2006
	13.963999	14.807889	6.04%	877	2005
	12.550621	13.963999	11.26%	880	2004
	9.528413	12.550621	31.72%	875	2003
	14.560133	9.528413	-34.56%	1,247	2002
	16.648755	14.560133	-12.55%	238	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.348992	17.766470	23.82%	1,138	2009
	21.559228	14.348992	-33.44%	2,003	2008
	23.606753	21.559228	-8.67%	2,061	2007
	20.514908	23.606753	15.07%	3,230	2006
	20.287630	20.514908	1.12%	3,316	2005
	17.630611	20.287630	15.07%	4,487	2004
	11.457422	17.630611	53.88%	4,797	2003
	16.035460	11.457422	-28.55%	5,484	2002
	12.744198	16.035460	25.83%	6,238	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	13.290967	17.563039	32.14%	1,532	2009
	21.919930	13.290967	-39.37%	1,532	2008
	21.880348	21.919930	0.18%	1,532	2007
	19.906540	21.880348	9.92%	2,096	2006
	18.065673	19.906540	10.19%	7,053	2005
	15.472238	18.065673	16.76%	7,446	2004
	11.184395	15.472238	38.34%	3,771	2003
	13.791138	11.184395	-18.90%	3,720	2002
	15.070448	13.791138	-8.49%	1,323	2001*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.378855	7.890688	23.70%	701	2009
	11.126179	6.378855	-42.67%	2,136	2008
	10.485028	11.126179	6.11%	2,055	2007
	9.405708	10.485028	11.48%	2,104	2006
	8.923294	9.405708	5.41%	2,376	2005
	8.287900	8.923294	7.67%	2,435	2004
	6.625425	8.287900	25.09%	12,982	2003
	8.172057	6.625425	-18.93%	5,611	2002
	9.448103	8.172057	-13.51%	1,689	2001*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.574423	7.154609	28.35%	4,179	2009
	10.000000	5.574423	-44.26%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.816966	10.315146	5.07%	0	2009
	10.000000	9.816966	-1.83%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.893924	28.94%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.868657	28.69%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.119917	7.717613	26.11%	0	2009
	9.901315	6.119917	-38.19%	2,272	2008
	10.322987	9.901315	-4.08%	3,337	2007
	9.078368	10.322987	13.71%	11,232	2006
	8.876690	9.078368	2.27%	11,482	2005
	7.700955	8.876690	15.27%	4,334	2004
	5.972569	7.700955	28.94%	1,264	2003
	8.133455	5.972569	-26.57%	1,116	2002
	9.439135	8.133455	-13.83%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	6.757084	9.579734	41.77%	9,787	2009
	12.643338	6.757084	-46.56%	13,445	2008
	11.291827	12.643338	11.97%	13,978	2007
	10.662455	11.291827	5.90%	16,090	2006
	10.341087	10.662455	3.11%	26,109	2005
	9.857594	10.341087	4.90%	28,123	2004
	7.673761	9.857594	28.46%	30,453	2003
	10.695313	7.673761	-28.25%	19,785	2002
	12.472602	10.695313	-14.25%	10,238	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.132463	17.997084	37.04%	233	2009
	22.384636	13.132463	-41.33%	425	2008
	21.460476	22.384636	4.31%	426	2007
	18.587129	21.460476	15.46%	660	2006
	16.570216	18.587129	12.17%	661	2005
	14.170841	16.570216	16.93%	20,744	2004
	10.000000	14.170841	41.71%	14,981	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.116450	11.128954	37.12%	3,193	2009
	13.833378	8.116450	-41.33%	5,849	2008
	13.264567	13.833378	4.29%	5,947	2007
	11.488228	13.264567	15.46%	9,209	2006
	10.244297	11.488228	12.14%	10,238	2005
	8.763286	10.244297	16.90%	10,603	2004
	6.245795	8.763286	40.31%	12,396	2003
	8.176890	6.245795	-23.62%	11,981	2002
	9.477189	8.176890	-13.72%	4,288	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.974937	2.455744	24.35%	0	2009
	9.537892	1.974937	-79.29%	0	2008
	10.000000	9.537892	-4.62%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.147226	2.639729	22.94%	0	2009
	10.263387	2.147226	-79.08%	0	2008
	10.473904	10.263387	-2.01%	0	2007
	10.000000	10.473904	4.74%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.551646	8.245107	25.85%	4,505	2009
	10.854537	6.551646	-39.64%	4,505	2008
	10.597115	10.854537	2.43%	4,505	2007
	9.390774	10.597115	12.85%	4,936	2006
	9.032316	9.390774	3.97%	4,936	2005
	8.411542	9.032316	7.38%	15,979	2004
	6.766391	8.411542	24.31%	10,590	2003
	8.494330	6.766391	-20.34%	11,434	2002
	9.639258	8.494330	-11.88%	6,407	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.890447	7.927843	34.59%	0	2009
	9.658559	5.890447	-39.01%	0	2008
	9.967258	9.658559	-3.10%	0	2007
	10.000000	9.967258	-0.33%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	5.604300	7.290523	30.09%	5,966	2009
	11.216980	5.604300	-50.04%	6,876	2008
	10.754411	11.216980	4.30%	6,806	2007
	10.647470	10.754411	1.00%	7,401	2006
	9.661983	10.647470	10.20%	7,447	2005
	8.222845	9.661983	17.50%	7,587	2004
	6.674005	8.222845	23.21%	7,663	2003
	9.421935	6.674005	-29.17%	7,132	2002
	13.975777	9.421935	-32.58%	6,738	2001*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.826649	8.27%	949	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.905794	9.06%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.522986	9.073367	39.10%	1,216	2009
	11.594927	6.522986	-43.74%	0	2008
	10.508312	11.594927	10.34%	0	2007
	10.000000	10.508312	5.08%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.921132	8.504068	22.87%	1,280	2009
	11.070083	6.921132	-37.48%	0	2008
	10.953793	11.070083	1.06%	0	2007
	10.000000	10.953793	9.54%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.447078	10.161470	7.56%	0	2009
	10.724487	9.447078	-11.91%	0	2008
	10.367933	10.724487	3.44%	0	2007
	10.000000	10.367933	3.68%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.006837	25.556048	27.74%	0	2009
	23.986894	20.006837	-16.59%	0	2008
	22.954535	23.986894	4.50%	0	2007
	21.115803	22.954535	8.71%	0	2006
	19.174523	21.115803	10.12%	0	2005
	17.758937	19.174523	7.97%	0	2004
	14.157666	17.758937	25.44%	118	2003
	13.213325	14.157666	7.15%	0	2002
	12.234919	13.213325	8.00%	0	2001*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.384496	21.739520	109.35%	75	2009
	30.032847	10.384496	-65.42%	75	2008
	22.256442	30.032847	34.94%	75	2007
	16.258430	22.256442	36.89%	75	2006
	12.567660	16.258430	29.37%	75	2005
	10.000000	12.567660	25.68%	27	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	12.581837	26.312651	109.13%	0	2009
	36.417891	12.581837	-65.45%	83	2008
	26.978611	36.417891	34.99%	83	2007
	19.714010	26.978611	36.85%	2,963	2006
	15.223485	19.714010	29.50%	2,963	2005
	12.326720	15.223485	23.50%	2,963	2004
	8.149155	12.326720	51.26%	2,963	2003
	8.555421	8.149155	-4.75%	3,445	2002
	8.883159	8.555421	-3.69%	0	2001*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.020982	26.318622	54.62%	0	2009
	32.190396	17.020982	-47.12%	0	2008
	22.581383	32.190396	42.55%	0	2007
	18.482404	22.581383	22.18%	0	2006
	12.425394	18.482404	48.75%	0	2005
	10.000000	12.425394	24.25%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	21.636393	33.437147	54.54%	0	2009
	40.940303	21.636393	-47.15%	0	2008
	28.713761	40.940303	42.58%	0	2007
	23.510115	28.713761	22.13%	2,212	2006
	15.799703	23.510115	48.80%	2,212	2005
	12.964418	15.799703	21.87%	2,212	2004
	9.127452	12.964418	42.04%	2,212	2003
	9.575679	9.127452	-4.68%	2,647	2002
	10.900909	9.575679	-12.16%	0	2001*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	8.110530	10.109548	24.65%	0	2009
	13.306740	8.110530	-39.05%	0	2008
	12.337965	13.306740	7.85%	0	2007
	11.062742	12.337965	11.53%	0	2006
	10.369426	11.062742	6.69%	0	2005
	9.638578	10.369426	7.58%	0	2004
	7.279475	9.638578	32.41%	0	2003
	9.693126	7.279475	-24.90%	0	2002*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	7.382417	10.699325	44.93%	0	2009

Optional Benefits Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.749478	13.637148	39.88%	0	2009
	15.476070	9.749478	-37.00%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.861571	11.737624	8.07%	0	2009
	11.256412	10.861571	-3.51%	0	2008
	10.485957	11.256412	7.35%	0	2007
	10.526828	10.485957	-0.39%	0	2006
	10.570422	10.526828	-0.41%	0	2005
	10.188610	10.570422	3.75%	2,540	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.042646	8.154938	15.79%	0	2009
	10.980892	7.042646	-35.86%	0	2008
	11.208049	10.980892	-2.03%	0	2007
	9.762160	11.208049	14.81%	0	2006
	9.515084	9.762160	2.60%	0	2005
	8.588388	9.515084	10.79%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.821122	9.964975	27.41%	0	2009
	10.544161	7.821122	-25.83%	0	2008
	11.008838	10.544161	-4.22%	0	2007
	10.000000	11.008838	10.09%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	10.913729	12.826477	17.53%	0	2009
	15.201559	10.913729	-28.21%	0	2008
	16.345471	15.201559	-7.00%	0	2007
	14.048945	16.345471	16.35%	0	2006
	13.640862	14.048945	2.99%	0	2005
	12.168003	13.640862	12.10%	0	2004

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.018891	20.19%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.097980	0.98%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.517370	11.667168	22.59%	0	2009
	14.050576	9.517370	-32.26%	0	2008
	14.426082	14.050576	-2.60%	0	2007
	12.859069	14.426082	12.19%	0	2006
	12.229431	12.859069	5.15%	0	2005
	10.233061	12.229431	19.51%	0	2004

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.198062	6.817143	31.15%	0	2009
	8.084805	5.198062	-35.71%	0	2008
	7.650810	8.084805	5.67%	0	2007
	7.145145	7.650810	7.08%	0	2006
	7.032566	7.145145	1.60%	0	2005
	6.753010	7.032566	4.14%	0	2004

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	6.342624	7.856656	23.87%	0	2009
	10.291429	6.342624	-38.37%	0	2008
	9.973108	10.291429	3.19%	0	2007
	8.806100	9.973108	13.25%	0	2006
	8.578259	8.806100	2.66%	0	2005
	7.907426	8.578259	8.48%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	7.463107	8.968367	20.17%	0	2009
	10.804629	7.463107	-30.93%	0	2008
	10.286962	10.804629	5.03%	0	2007
	9.006853	10.286962	14.21%	0	2006
	8.800191	9.006853	2.35%	0	2005
	8.544050	8.800191	3.00%	0	2004

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.892727	14.043815	18.09%	0	2009
	13.082714	11.892727	-9.10%	0	2008
	12.662586	13.082714	3.32%	0	2007
	12.398658	12.662586	2.13%	0	2006
	12.482613	12.398658	-0.67%	0	2005
	12.286109	12.482613	1.60%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.189864	9.969703	21.73%	0	2009
	11.148565	8.189864	-26.54%	0	2008
	10.466571	11.148565	6.52%	0	2007
	10.000000	10.466571	4.67%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.472349	9.434977	26.27%	0	2009
	11.326155	7.472349	-34.03%	0	2008
	10.486464	11.326155	8.01%	0	2007
	10.000000	10.486464	4.86%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	6.954853	8.960789	28.84%	0	2009
	11.455106	6.954853	-39.29%	0	2008
	10.506530	11.455106	9.03%	0	2007
	10.000000	10.506530	5.07%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.089529	12.090842	33.02%	0	2009
	16.154983	9.089529	-43.74%	0	2008
	14.022824	16.154983	15.20%	0	2007
	12.815637	14.022824	9.42%	0	2006
	11.185234	12.815637	14.58%	0	2005
	9.890473	11.185234	13.09%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.959038	8.622442	44.70%	0	2009
	13.330123	5.959038	-55.30%	0	2008
	9.335630	13.330123	42.79%	0	2007
	10.000000	9.335630	-6.64%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	7.108684	9.063242	27.50%	0	2009
	12.654456	7.108684	-43.82%	0	2008
	12.727104	12.654456	-0.57%	0	2007
	10.809032	12.727104	17.75%	0	2006
	10.423208	10.809032	3.70%	0	2005
	9.544098	10.423208	9.21%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	4.017686	5.740416	42.88%	0	2009
	9.118585	4.017686	-55.94%	0	2008
	7.559079	9.118585	20.63%	0	2007
	7.320930	7.559079	3.25%	0	2006
	6.858317	7.320930	6.75%	0	2005
	6.533465	6.858317	4.97%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.447351	6.844546	25.65%	0	2009
	10.529463	5.447351	-48.27%	0	2008
	8.465284	10.529463	24.38%	0	2007
	8.088667	8.465284	4.66%	0	2006
	7.806203	8.088667	3.62%	0	2005
	7.709846	7.806203	1.25%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	6.963750	9.817019	40.97%	0	2009
	9.477805	6.963750	-26.53%	0	2008
	9.417143	9.477805	0.64%	0	2007
	8.638300	9.417143	9.02%	0	2006
	8.592804	8.638300	0.53%	0	2005
	8.005701	8.592804	7.33%	0	2004

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.176448	10.127913	41.13%	0	2009
	9.756219	7.176448	-26.44%	0	2008
	10.000000	9.756219	-2.44%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.223567	11.595446	13.42%	0	2009
	10.787773	10.223567	-5.23%	0	2008
	10.558795	10.787773	2.17%	0	2007
	10.324258	10.558795	2.27%	0	2006
	10.314459	10.324258	0.10%	0	2005
	10.084062	10.314459	2.28%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.589934	9.047031	37.29%	0	2009
	11.111064	6.589934	-40.69%	0	2008
	9.813433	11.111064	13.22%	0	2007
	10.000000	9.813433	-1.87%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.306509	10.297761	23.97%	0	2009
	15.092331	8.306509	-44.96%	0	2008
	13.134135	15.092331	14.91%	0	2007
	11.356452	13.134135	15.65%	0	2006
	9.734736	11.356452	16.66%	0	2005
	8.748328	9.734736	11.28%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.259392	12.724062	24.02%	0	2009
	18.644891	10.259392	-44.97%	0	2008
	16.223187	18.644891	14.93%	0	2007
	14.027069	16.223187	15.66%	0	2006
	12.028740	14.027069	16.61%	0	2005
	10.809048	12.028740	11.28%	0	2004

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.276890	11.230235	54.33%	0	2009
	15.201537	7.276890	-52.13%	0	2008
	14.683306	15.201537	3.53%	0	2007
	12.887119	14.683306	13.94%	0	2006
	12.815288	12.887119	0.56%	0	2005
	11.466264	12.815288	11.77%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.767215	10.326718	32.95%	0	2009
	11.261623	7.767215	-31.03%	0	2008
	11.070887	11.261623	1.72%	0	2007
	10.000000	11.070887	10.71%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.356293	8.049431	26.64%	0	2009
	9.678516	6.356293	-34.33%	0	2008
	10.112789	9.678516	-4.29%	0	2007
	10.000000	10.112789	1.13%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.569115	8.389555	27.71%	0	2009
	10.000000	6.569115	-34.31%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.219742	10.528137	69.27%	0	2009
	13.403748	6.219742	-53.60%	0	2008
	10.623123	13.403748	26.18%	0	2007
	10.000000	10.623123	6.23%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.150886	9.619547	34.52%	0	2009
	12.235605	7.150886	-41.56%	0	2008
	10.810452	12.235605	13.18%	0	2007
	10.000000	10.810452	8.10%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.793991	13.724953	16.37%	0	2009
	11.325594	11.793991	4.14%	0	2008
	10.404170	11.325594	8.86%	0	2007
	10.000000	10.404170	4.04%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.122340	8.430324	18.36%	0	2009
	12.661314	7.122340	-43.75%	0	2008
	11.558365	12.661314	9.54%	0	2007
	11.114312	11.558365	4.00%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.550532	10.511963	39.22%	0	2009
	14.565594	7.550532	-48.16%	0	2008
	13.439252	14.565594	8.38%	0	2007
	11.789285	13.439252	14.00%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.618894	20.376262	22.61%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.017725	8.615511	43.17%	0	2009
	11.021149	6.017725	-45.40%	0	2008
	8.227353	11.021149	33.96%	0	2007
	7.689536	8.227353	6.99%	0	2006
	6.967145	7.689536	10.37%	0	2005
	6.023371	6.967145	15.67%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.641283	11.769992	54.03%	0	2009
	13.891346	7.641283	-44.99%	0	2008
	11.637427	13.891346	19.37%	0	2007
	10.995253	11.637427	5.84%	0	2006
	10.072352	10.995253	9.16%	0	2005
	10.187572	10.072352	-1.13%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.469354	3.798793	53.84%	0	2009
	4.495213	2.469354	-45.07%	0	2008
	3.767580	4.495213	19.31%	0	2007
	3.563365	3.767580	5.73%	0	2006
	3.257732	3.563365	9.38%	0	2005
	3.303823	3.257732	-1.40%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.963738	22.761957	75.58%	0	2009
	27.667553	12.963738	-53.14%	0	2008
	22.034711	27.667553	25.56%	0	2007
	15.318384	22.034711	43.84%	0	2006
	11.833234	15.318384	29.45%	0	2005
	10.166316	11.833234	16.40%	0	2004

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.452258	13.084755	75.58%	0	2009
	15.911129	7.452258	-53.16%	0	2008
	12.677177	15.911129	25.51%	0	2007
	8.817110	12.677177	43.78%	0	2006
	6.815092	8.817110	29.38%	0	2005
	5.856236	6.815092	16.37%	0	2004

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.148446	11.364802	24.23%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.794748	11.759903	20.06%	0	2009
	14.853192	9.794748	-34.06%	0	2008
	14.080921	14.853192	5.48%	0	2007
	11.916542	14.080921	18.16%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.728489	9.698889	11.12%	0	2009
	10.283009	8.728489	-15.12%	0	2008
	10.010930	10.283009	2.72%	0	2007
	9.797782	10.010930	2.18%	0	2006
	9.849942	9.797782	-0.53%	0	2005
	9.968174	9.849942	-1.19%	2,381	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.019545	9.652335	20.36%	0	2009
	13.513661	8.019545	-40.66%	0	2008
	13.713341	13.513661	-1.46%	0	2007
	13.287497	13.713341	3.20%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.222313	10.595557	28.86%	0	2009
	13.848384	8.222313	-40.63%	0	2008
	13.125973	13.848384	5.50%	0	2007
	11.773048	13.125973	11.49%	0	2006
	11.236012	11.773048	4.78%	0	2005
	10.000000	11.236012	12.36%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.269860	12.70%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.400504	24.01%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.465869	9.034298	21.01%	0	2009
	10.843154	7.465869	-31.15%	0	2008
	10.420045	10.843154	4.06%	0	2007
	10.000000	10.420045	4.20%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.280979	10.205658	9.96%	0	2009
	10.502388	9.280979	-11.63%	0	2008
	10.402195	10.502388	0.96%	0	2007
	10.000000	10.402195	4.02%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.218983	10.023020	38.84%	0	2009
	11.998783	7.218983	-39.84%	0	2008
	10.701461	11.998783	12.12%	0	2007
	10.000000	10.701461	7.01%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.138425	8.352911	36.08%	0	2009
	11.222723	6.138425	-45.30%	0	2008
	10.229939	11.222723	9.70%	0	2007
	10.000000	10.229939	2.30%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.928601	7.597040	28.14%	0	2009
	9.762924	5.928601	-39.27%	0	2008
	10.000000	9.762924	-2.37%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	9.038731	12.939285	43.15%	0	2009
	12.801773	9.038731	-29.39%	0	2008
	12.660879	12.801773	1.11%	0	2007
	11.674092	12.660879	8.45%	0	2006
	11.628808	11.674092	0.39%	0	2005
	10.772386	11.628808	7.95%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.045559	11.523960	43.23%	0	2009
	11.412324	8.045559	-29.50%	0	2008
	11.283062	11.412324	1.15%	0	2007
	10.404099	11.283062	8.45%	0	2006
	10.000000	10.404099	4.04%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	7.830398	9.959684	27.19%	0	2009
	14.805206	7.830398	-47.11%	0	2008
	11.877044	14.805206	24.65%	0	2007
	9.109532	11.877044	30.38%	0	2006
	7.134712	9.109532	27.68%	0	2005
	6.372114	7.134712	11.97%	0	2004

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.626552	16.053771	27.14%	0	2009
	23.865994	12.626552	-47.09%	0	2008
	19.145342	23.865994	24.66%	0	2007
	14.685797	19.145342	30.37%	0	2006
	11.505225	14.685797	27.64%	0	2005
	10.261213	11.505225	12.12%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	7.834469	9.602436	22.57%	0	2009
	14.356569	7.834469	-45.43%	0	2008
	12.213220	14.356569	17.55%	0	2007
	9.894531	12.213220	23.43%	0	2006
	8.455560	9.894531	17.02%	0	2005
	7.455683	8.455560	13.41%	0	2004

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.194293	17.396644	22.56%	0	2009
	26.003983	14.194293	-45.41%	0	2008
	22.113970	26.003983	17.59%	0	2007
	17.925550	22.113970	23.37%	0	2006
	15.318567	17.925550	17.02%	0	2005
	13.507152	15.318567	13.41%	0	2004

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.114449	7.670556	49.98%	0	2009
	10.000000	5.114449	-48.86%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.097509	7.863928	28.97%	0	2009
	10.000000	6.097509	-39.02%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.095623	7.845689	28.71%	0	2009
	10.000000	6.095623	-39.04%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	6.329119	8.017520	26.68%	0	2009
	10.000000	6.329119	-36.71%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	7.884632	9.263244	17.48%	0	2009
	10.000000	7.884632	-21.15%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	7.165610	8.723627	21.74%	0	2009
	10.000000	7.165610	-28.34%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	9.029915	10.006663	10.82%	0	2009
	10.000000	9.029915	-9.70%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	7.521865	8.993867	19.57%	0	2009
	10.000000	7.521865	-24.78%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	6.804125	8.444619	24.11%	0	2009
	10.000000	6.804125	-31.96%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	8.262967	9.534297	15.39%	0	2009
	10.000000	8.262967	-17.37%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.815492	10.469538	6.66%	0	2009
	10.000000	9.815492	-1.85%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.793750	10.427791	6.47%	0	2009
	10.000000	9.793750	-2.06%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.245123	21.209456	60.13%	0	2009
	31.984109	13.245123	-58.59%	0	2008
	22.409190	31.984109	42.73%	0	2007
	16.715714	22.409190	34.06%	0	2006
	12.852297	16.715714	30.06%	0	2005
	10.855897	12.852297	18.39%	0	2004

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	14.739430	23.626950	60.30%	0	2009
	35.649755	14.739430	-58.65%	0	2008
	24.982737	35.649755	42.70%	0	2007
	18.645428	24.982737	33.99%	0	2006
	14.334085	18.645428	30.08%	0	2005
	12.106188	14.334085	18.40%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.148403	14.245487	0.69%	0	2009
	13.395641	14.148403	5.62%	0	2008
	12.750712	13.395641	5.06%	0	2007
	12.583156	12.750712	1.33%	0	2006
	12.427143	12.583156	1.26%	0	2005
	12.273884	12.427143	1.25%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Growth Fund: Class I - Q/NQ	3.633034	4.754531	30.87%	0	2009
	6.045400	3.633034	-39.90%	0	2008
	5.158135	6.045400	17.20%	0	2007
	4.954837	5.158135	4.10%	0	2006
	4.744656	4.954837	4.43%	0	2005
	4.474066	4.744656	6.05%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.475014	8.165074	26.10%	0	2009
	11.604467	6.475014	-44.20%	0	2008
	10.820602	11.604467	7.24%	0	2007
	10.000000	10.820602	8.21%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.225337	11.506310	24.73%	0	2009
	14.898112	9.225337	-38.08%	0	2008
	14.341512	14.898112	3.88%	0	2007
	12.514870	14.341512	14.60%	0	2006
	11.825111	12.514870	5.83%	0	2005
	10.576701	11.825111	11.80%	174,709	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.488255	14.88%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.045182	20.45%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.754578	11.502838	6.96%	0	2009
	11.671436	10.754578	-7.86%	0	2008
	11.296906	11.671436	3.32%	0	2007
	10.852024	11.296906	4.10%	0	2006
	10.712983	10.852024	1.30%	0	2005
	10.440308	10.712983	2.61%	33,949	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.981650	11.659805	16.81%	0	2009
	13.254940	9.981650	-24.69%	0	2008
	12.795804	13.254940	3.59%	0	2007
	11.719089	12.795804	9.19%	0	2006
	11.345172	11.719089	3.30%	0	2005
	10.563437	11.345172	7.40%	292,569	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.609780	11.720746	21.97%	0	2009
	14.285581	9.609780	-32.73%	0	2008
	13.726986	14.285581	4.07%	0	2007
	12.222044	13.726986	12.31%	0	2006
	11.641115	12.222044	4.99%	0	2005
	10.591735	11.641115	9.91%	198,456	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.442150	11.729417	12.33%	0	2009
	12.535829	10.442150	-16.70%	0	2008
	12.078751	12.535829	3.78%	0	2007
	11.361342	12.078751	6.31%	0	2006
	11.089202	11.361342	2.45%	0	2005
	10.554142	11.089202	5.07%	83,568	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.092805	16.215096	34.09%	0	2009
	19.412092	12.092805	-37.70%	0	2008
	18.408643	19.412092	5.45%	0	2007
	17.084241	18.408643	7.75%	0	2006
	15.542473	17.084241	9.92%	0	2005
	13.696747	15.542473	13.48%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.049962	10.839035	-1.91%	0	2009
	11.042934	11.049962	0.06%	0	2008
	10.748619	11.042934	2.74%	0	2007
	10.486717	10.748619	2.50%	0	2006
	10.416772	10.486717	0.67%	0	2005
	10.538430	10.416772	-1.15%	74,944	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.814092	13.188386	21.96%	0	2009
	13.335007	10.814092	-18.90%	0	2008
	13.000381	13.335007	2.57%	0	2007
	12.646355	13.000381	2.80%	0	2006
	12.621996	12.646355	0.19%	0	2005
	12.083481	12.621996	4.46%	66,616	2004

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.060022	8.108236	33.80%	0	2009
	10.000000	6.060022	-39.40%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.368735	14.473078	27.31%	0	2009
	21.606235	11.368735	-47.38%	0	2008
	21.410719	21.606235	0.91%	0	2007
	17.788904	21.410719	20.36%	0	2006
	16.190131	17.788904	9.87%	0	2005
	13.730108	16.190131	17.92%	0	2004

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.281234	7.992670	27.25%	0	2009
	10.000000	6.281234	-37.19%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.265525	7.827338	24.93%	0	2009
	10.000000	6.265525	-37.34%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.197482	7.724714	24.64%	0	2009
	10.000000	6.197482	-38.03%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.669444	8.531911	27.93%	0	2009
	10.000000	6.669444	-33.31%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.441780	10.550165	24.98%	0	2009
	16.069497	8.441780	-47.47%	0	2008
	14.934656	16.069497	7.60%	0	2007
	14.757674	14.934656	1.20%	0	2006
	13.923705	14.757674	5.99%	0	2005
	12.520788	13.923705	11.20%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.278474	17.670139	23.75%	0	2009
	21.464240	14.278474	-33.48%	0	2008
	23.514801	21.464240	-8.72%	0	2007
	20.445386	23.514801	15.01%	0	2006
	20.229150	20.445386	1.07%	0	2005
	17.588746	20.229150	15.01%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	13.225620	17.467774	32.08%	0	2009
	21.823314	13.225620	-39.40%	0	2008
	21.795083	21.823314	0.13%	0	2007
	19.839045	21.795083	9.86%	0	2006
	18.013574	19.839045	10.13%	0	2005
	15.435486	18.013574	16.70%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.347507	7.847906	23.64%	0	2009
	11.077166	6.347507	-42.70%	0	2008
	10.444186	11.077166	6.06%	0	2007
	9.373836	10.444186	11.42%	0	2006
	8.897570	9.373836	5.35%	0	2005
	8.268230	8.897570	7.61%	0	2004

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.572514	7.148516	28.28%	0	2009
	10.000000	5.572514	-44.27%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.813634	10.306389	5.02%	0	2009
	10.000000	9.813634	-1.86%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.889540	28.90%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.864296	28.64%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.089825	7.675761	26.04%	0	2009
	9.857669	6.089825	-38.22%	0	2008
	10.282762	9.857669	-4.13%	0	2007
	9.047598	10.282762	13.65%	0	2006
	8.851094	9.047598	2.22%	0	2005
	7.682654	8.851094	15.21%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	6.723863	9.527772	41.70%	0	2009
	12.587628	6.723863	-46.58%	0	2008
	11.247833	12.587628	11.91%	0	2007
	10.626304	11.247833	5.85%	0	2006
	10.311271	10.626304	3.06%	0	2005
	9.834176	10.311271	4.85%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.094586	17.936025	36.97%	0	2009
	22.331478	13.094586	-41.36%	0	2008
	21.420494	22.331478	4.25%	0	2007
	18.561920	21.420494	15.40%	0	2006
	16.556153	18.561920	12.11%	0	2005
	14.166030	16.556153	16.87%	40,081	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.080617	11.074178	37.05%	0	2009
	13.779357	8.080617	-41.36%	0	2008
	13.219542	13.779357	4.23%	0	2007
	11.455061	13.219542	15.40%	0	2006
	10.219918	11.455061	12.09%	0	2005
	8.746892	10.219918	16.84%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.973259	2.452396	24.28%	0	2009
	9.534642	1.973259	-79.30%	0	2008
	10.000000	9.534642	-4.65%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.144299	2.634787	22.87%	0	2009
	10.254653	2.144299	-79.09%	0	2008
	10.470370	10.254653	-2.06%	0	2007
	10.000000	10.470370	4.70%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.519459	8.200402	25.78%	0	2009
	10.806734	6.519459	-39.67%	0	2008
	10.555857	10.806734	2.38%	0	2007
	9.358973	10.555857	12.79%	0	2006
	9.006305	9.358973	3.92%	0	2005
	8.391578	9.006305	7.33%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.882427	7.913023	34.52%	0	2009
	9.650339	5.882427	-39.04%	0	2008
	9.963886	9.650339	-3.15%	0	2007
	10.000000	9.963886	-0.36%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	5.576745	7.250986	30.02%	0	2009
	11.167549	5.576745	-50.06%	0	2008
	10.712508	11.167549	4.25%	0	2007
	10.611375	10.712508	0.95%	0	2006
	9.634122	10.611375	10.14%	0	2005
	8.203305	9.634122	17.44%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.822960	8.23%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.902078	9.02%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.514114	9.056405	39.03%	0	2009
	11.585078	6.514114	-43.77%	0	2008
	10.504770	11.585078	10.28%	0	2007
	10.000000	10.504770	5.05%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.911700	8.488149	22.81%	0	2009
	11.060656	6.911700	-37.51%	0	2008
	10.950082	11.060656	1.01%	0	2007
	10.000000	10.950082	9.50%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.434234	10.142479	7.51%	0	2009
	10.715375	9.434234	-11.96%	0	2008
	10.364427	10.715375	3.39%	0	2007
	10.000000	10.364427	3.64%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	19.908510	25.417495	27.67%	0	2009
	23.881179	19.908510	-16.64%	0	2008
	22.865085	23.881179	4.44%	0	2007
	21.044221	22.865085	8.65%	0	2006
	19.119244	21.044221	10.07%	0	2005
	17.716758	19.119244	7.92%	0	2004

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.359839	21.676879	109.24%	0	2009
	29.976905	10.359839	-65.44%	0	2008
	22.226360	29.976905	34.87%	0	2007
	16.244707	22.226360	36.82%	0	2006
	12.563429	16.244707	29.30%	0	2005
	10.000000	12.563429	25.63%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	12.519976	26.169971	109.03%	0	2009
	36.257411	12.519976	-65.47%	0	2008
	26.873484	36.257411	34.92%	0	2007
	19.647169	26.873484	36.78%	0	2006
	15.179571	19.647169	29.43%	0	2005
	12.297423	15.179571	23.44%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	16.980588	26.242762	54.55%	0	2009
	32.130413	16.980588	-47.15%	0	2008
	22.550866	32.130413	42.48%	0	2007
	18.466810	22.550866	22.12%	0	2006
	12.421213	18.466810	48.67%	0	2005
	10.000000	12.421213	24.21%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	21.530025	33.255810	54.46%	0	2009
	40.759874	21.530025	-47.18%	0	2008
	28.601879	40.759874	42.51%	0	2007
	23.430406	28.601879	22.07%	0	2006
	15.754131	23.430406	48.73%	0	2005
	12.933607	15.754131	21.81%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	8.074774	10.059857	24.58%	0	2009
	13.254857	8.074774	-39.08%	0	2008
	12.296165	13.254857	7.80%	0	2007
	11.030864	12.296165	11.47%	0	2006
	10.344787	11.030864	6.63%	0	2005
	9.620573	10.344787	7.53%	0	2004

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	7.349855	10.646699	44.86%	0	2009

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.716363	13.583898	39.80%	0	2009
	15.431399	9.716363	-37.04%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.830197	11.697752	8.01%	0	2009
	11.229625	10.830197	-3.56%	0	2008
	10.466370	11.229625	7.29%	0	2007
	10.512510	10.466370	-0.44%	0	2006
	10.561415	10.512510	-0.46%	0	2005
	10.185123	10.561415	3.69%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.007973	8.110633	15.73%	0	2009
	10.932418	7.007973	-35.90%	0	2008
	11.164302	10.932418	-2.08%	0	2007
	9.729006	11.164302	14.75%	0	2006
	9.487595	9.729006	2.54%	0	2005
	8.567953	9.487595	10.73%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.810467	9.946317	27.35%	0	2009
	10.535179	7.810467	-25.86%	0	2008
	11.005109	10.535179	-4.27%	0	2007
	10.000000	11.005109	10.05%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	10.860052	12.756885	17.47%	0	2009
	15.134533	10.860052	-28.24%	0	2008
	16.281761	15.134533	-7.05%	0	2007
	14.001311	16.281761	16.29%	0	2006
	13.601526	14.001311	2.94%	0	2005
	12.139101	13.601526	12.05%	0	2004

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.014804	20.15%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.097695	0.98%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.485040	11.621599	22.53%	0	2009
	14.010025	9.485040	-32.30%	0	2008
	14.391831	14.010025	-2.65%	0	2007
	12.835064	14.391831	12.13%	0	2006
	12.212803	12.835064	5.10%	0	2005
	10.224364	12.212803	19.45%	0	2004

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.172489	6.780149	31.08%	0	2009
	8.049148	5.172489	-35.74%	0	2008
	7.620978	8.049148	5.62%	0	2007
	7.120901	7.620978	7.02%	0	2006
	7.012263	7.120901	1.55%	0	2005
	6.736948	7.012263	4.09%	0	2004

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	6.311420	7.814034	23.81%	0	2009
	10.246035	6.311420	-38.40%	0	2008
	9.934209	10.246035	3.14%	0	2007
	8.776217	9.934209	13.19%	0	2006
	8.553497	8.776217	2.60%	0	2005
	7.888621	8.553497	8.43%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	7.426396	8.919694	20.11%	0	2009
	10.756980	7.426396	-30.96%	0	2008
	10.246854	10.756980	4.98%	0	2007
	8.976307	10.246854	14.15%	0	2006
	8.774806	8.976307	2.30%	0	2005
	8.523748	8.774806	2.95%	0	2004

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.834259	13.967650	18.03%	0	2009
	13.025028	11.834259	-9.14%	0	2008
	12.613224	13.025028	3.26%	0	2007
	12.356608	12.613224	2.08%	0	2006
	12.446617	12.356608	-0.72%	0	2005
	12.256937	12.446617	1.55%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.178717	9.951046	21.67%	0	2009
	11.139084	8.178717	-26.58%	0	2008
	10.463031	11.139084	6.46%	0	2007
	10.000000	10.463031	4.63%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.462168	9.417332	26.20%	0	2009
	11.316515	7.462168	-34.06%	0	2008
	10.482916	11.316515	7.95%	0	2007
	10.000000	10.482916	4.83%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	6.945378	8.944020	28.78%	0	2009
	11.445346	6.945378	-39.32%	0	2008
	10.502972	11.445346	8.97%	0	2007
	10.000000	10.502972	5.03%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.044809	12.025206	32.95%	0	2009
	16.083730	9.044809	-43.76%	0	2008
	13.968135	16.083730	15.15%	0	2007
	12.772158	13.968135	9.36%	0	2006
	11.152948	12.772158	14.52%	0	2005
	9.866963	11.152948	13.03%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.950919	8.606295	44.62%	0	2009
	13.318792	5.950919	-55.32%	0	2008
	9.332470	13.318792	42.71%	0	2007
	10.000000	9.332470	-6.68%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	7.073720	9.014061	27.43%	0	2009
	12.598676	7.073720	-43.85%	0	2008
	12.677501	12.598676	-0.62%	0	2007
	10.772376	12.677501	17.69%	0	2006
	10.393148	10.772376	3.65%	0	2005
	9.521414	10.393148	9.16%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	3.997932	5.709273	42.81%	0	2009
	9.078401	3.997932	-55.96%	0	2008
	7.529618	9.078401	20.57%	0	2007
	7.296111	7.529618	3.20%	0	2006
	6.838535	7.296111	6.69%	0	2005
	6.517942	6.838535	4.92%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.420543	6.807388	25.58%	0	2009
	10.483018	5.420543	-48.29%	0	2008
	8.432255	10.483018	24.32%	0	2007
	8.061206	8.432255	4.60%	0	2006
	7.783662	8.061206	3.57%	0	2005
	7.691507	7.783662	1.20%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	6.929489	9.763751	40.90%	0	2009
	9.436010	6.929489	-26.56%	0	2008
	9.380419	9.436010	0.59%	0	2007
	8.608998	9.380419	8.96%	0	2006
	8.568021	8.608998	0.48%	0	2005
	7.986680	8.568021	7.28%	0	2004

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.170337	10.114139	41.06%	0	2009
	9.752895	7.170337	-26.48%	0	2008
	10.000000	9.752895	-2.47%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.194060	11.556085	13.36%	0	2009
	10.762125	10.194060	-5.28%	0	2008
	10.539097	10.762125	2.12%	0	2007
	10.310242	10.539097	2.22%	0	2006
	10.305686	10.310242	0.04%	0	2005
	10.080627	10.305686	2.23%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.580963	9.030104	37.22%	0	2009
	11.101611	6.580963	-40.72%	0	2008
	9.810111	11.101611	13.16%	0	2007
	10.000000	9.810111	-1.90%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.265661	10.241894	23.91%	0	2009
	15.025802	8.265661	-44.99%	0	2008
	13.082933	15.025802	14.85%	0	2007
	11.317935	13.082933	15.59%	0	2006
	9.706658	11.317935	16.60%	0	2005
	8.727539	9.706658	11.22%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.224555	12.674379	23.96%	0	2009
	18.591095	10.224555	-45.00%	0	2008
	16.184681	18.591095	14.87%	0	2007
	14.000898	16.184681	15.60%	0	2006
	12.012398	14.000898	16.55%	0	2005
	10.799864	12.012398	11.23%	0	2004

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.252168	11.186381	54.25%	0	2009
	15.157668	7.252168	-52.16%	0	2008
	14.648447	15.157668	3.48%	0	2007
	12.863065	14.648447	13.88%	0	2006
	12.797874	12.863065	0.51%	0	2005
	11.456515	12.797874	11.71%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.756633	10.307392	32.88%	0	2009
	11.252036	7.756633	-31.06%	0	2008
	11.067139	11.252036	1.67%	0	2007
	10.000000	11.067139	10.67%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.347643	8.034366	26.57%	0	2009
	9.670281	6.347643	-34.36%	0	2008
	10.109363	9.670281	-4.34%	0	2007
	10.000000	10.109363	1.09%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.566886	8.382437	27.65%	0	2009
	10.000000	6.566886	-34.33%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.211263	10.508411	69.18%	0	2009
	13.392336	6.211263	-53.62%	0	2008
	10.619522	13.392336	26.11%	0	2007
	10.000000	10.619522	6.20%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.141154	9.601545	34.45%	0	2009
	12.225199	7.141154	-41.59%	0	2008
	10.806791	12.225199	13.13%	0	2007
	10.000000	10.806791	8.07%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.777936	13.699284	16.31%	0	2009
	11.315943	11.777936	4.08%	0	2008
	10.400635	11.315943	8.80%	0	2007
	10.000000	10.400635	4.01%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.098140	8.397382	18.30%	0	2009
	12.624745	7.098140	-43.78%	0	2008
	11.530891	12.624745	9.49%	0	2007
	11.093531	11.530891	3.94%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.532570	10.481612	39.15%	0	2009
	14.538404	7.532570	-48.19%	0	2008
	13.421053	14.538404	8.33%	0	2007
	11.779311	13.421053	13.94%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.550524	20.282095	22.55%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	5.990355	8.571948	43.10%	0	2009
	10.976647	5.990355	-45.43%	0	2008
	8.198336	10.976647	33.89%	0	2007
	7.666316	8.198336	6.94%	0	2006
	6.949648	7.666316	10.31%	0	2005
	6.011309	6.949648	15.61%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.615341	11.724049	53.95%	0	2009
	13.851275	7.615341	-45.02%	0	2008
	11.609795	13.851275	19.31%	0	2007
	10.974721	11.609795	5.79%	0	2006
	10.058657	10.974721	9.11%	0	2005
	10.178910	10.058657	-1.18%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.458113	3.779583	53.76%	0	2009
	4.477053	2.458113	-45.10%	0	2008
	3.754292	4.477053	19.25%	0	2007
	3.552614	3.754292	5.68%	0	2006
	3.249553	3.552614	9.33%	0	2005
	3.297208	3.249553	-1.45%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.919715	22.673113	75.49%	0	2009
	27.587725	12.919715	-53.17%	0	2008
	21.982398	27.587725	25.50%	0	2007
	15.289791	21.982398	43.77%	0	2006
	11.817150	15.289791	29.39%	0	2005
	10.157673	11.817150	16.34%	0	2004

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.418345	13.018580	75.49%	0	2009
	15.846836	7.418345	-53.19%	0	2008
	12.632426	15.846836	25.45%	0	2007
	8.790457	12.632426	43.71%	0	2006
	6.797949	8.790457	29.31%	0	2005
	5.844498	6.797949	16.31%	0	2004

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.126722	11.332034	24.16%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.761492	11.714012	20.00%	0	2009
	14.810316	9.761492	-34.09%	0	2008
	14.047477	14.810316	5.43%	0	2007
	11.894280	14.047477	18.10%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.703295	9.665959	11.06%	0	2009
	10.258557	8.703295	-15.16%	0	2008
	9.992258	10.258557	2.67%	0	2007
	9.784478	9.992258	2.12%	0	2006
	9.841564	9.784478	-0.58%	0	2005
	9.964766	9.841564	-1.24%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.992300	9.614626	20.30%	0	2009
	13.474648	7.992300	-40.69%	0	2008
	13.680755	13.474648	-1.51%	0	2007
	13.262674	13.680755	3.15%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.202784	10.565006	28.80%	0	2009
	13.822570	8.202784	-40.66%	0	2008
	13.108220	13.822570	5.45%	0	2007
	11.763111	13.108220	11.43%	0	2006
	11.232231	11.763111	4.73%	0	2005
	10.000000	11.232231	12.32%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.266022	12.66%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.396292	23.96%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.455703	9.017389	20.95%	0	2009
	10.833923	7.455703	-31.18%	0	2008
	10.416519	10.833923	4.01%	0	2007
	10.000000	10.416519	4.17%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.268369	10.186610	9.91%	0	2009
	10.493465	9.268369	-11.67%	0	2008
	10.398680	10.493465	0.91%	0	2007
	10.000000	10.398680	3.99%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.209163	10.004291	38.77%	0	2009
	11.988593	7.209163	-39.87%	0	2008
	10.697846	11.988593	12.07%	0	2007
	10.000000	10.697846	6.98%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.130054	8.337279	36.01%	0	2009
	11.213159	6.130054	-45.33%	0	2008
	10.226475	11.213159	9.65%	0	2007
	10.000000	10.226475	2.26%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.923551	7.586684	28.08%	0	2009
	9.759595	5.923551	-39.31%	0	2008
	10.000000	9.759595	-2.40%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	8.994281	12.869095	43.08%	0	2009
	12.745336	8.994281	-29.43%	0	2008
	12.611541	12.745336	1.06%	0	2007
	11.634512	12.611541	8.40%	0	2006
	11.595276	11.634512	0.34%	0	2005
	10.746806	11.595276	7.90%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.030534	11.496573	43.16%	0	2009
	11.396831	8.030534	-29.54%	0	2008
	11.273516	11.396831	1.09%	0	2007
	10.400579	11.273516	8.39%	0	2006
	10.000000	10.400579	4.01%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	7.797533	9.912831	27.13%	0	2009
	14.750612	7.797533	-47.14%	0	2008
	11.839306	14.750612	24.59%	0	2007
	9.085207	11.839306	30.31%	0	2006
	7.119284	9.085207	27.61%	0	2005
	6.361569	7.119284	11.91%	0	2004

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.583665	15.991077	27.08%	0	2009
	23.797105	12.583665	-47.12%	0	2008
	19.099862	23.797105	24.59%	0	2007
	14.658366	19.099862	30.30%	0	2006
	11.489572	14.658366	27.58%	0	2005
	10.252483	11.489572	12.07%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	7.795948	9.550337	22.50%	0	2009
	14.293288	7.795948	-45.46%	0	2008
	12.165622	14.293288	17.49%	0	2007
	9.860979	12.165622	23.37%	0	2006
	8.431164	9.860979	16.96%	0	2005
	7.437963	8.431164	13.35%	0	2004

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.153310	17.337571	22.50%	0	2009
	25.942168	14.153310	-45.44%	0	2008
	22.072707	25.942168	17.53%	0	2007
	17.901215	22.072707	23.30%	0	2006
	15.305550	17.901215	16.96%	0	2005
	13.502549	15.305550	13.35%	0	2004

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.112703	7.664030	49.90%	0	2009
	10.000000	5.112703	-48.87%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.095432	7.857237	28.90%	0	2009
	10.000000	6.095432	-39.05%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.093540	7.839014	28.64%	0	2009
	10.000000	6.093540	-39.06%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	6.326955	8.010702	26.61%	0	2009
	10.000000	6.326955	-36.73%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	7.881950	9.255380	17.43%	0	2009
	10.000000	7.881950	-21.18%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	7.163165	8.716193	21.68%	0	2009
	10.000000	7.163165	-28.37%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	9.026837	9.998153	10.76%	0	2009
	10.000000	9.026837	-9.73%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	7.519299	8.986208	19.51%	0	2009
	10.000000	7.519299	-24.81%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	6.801819	8.437446	24.05%	0	2009
	10.000000	6.801819	-31.98%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	8.260152	9.526187	15.33%	0	2009
	10.000000	8.260152	-17.40%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.812152	10.460628	6.61%	0	2009
	10.000000	9.812152	-1.88%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.790412	10.418934	6.42%	0	2009
	10.000000	9.790412	-2.10%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.189501	21.109627	60.05%	0	2009
	31.866128	13.189501	-58.61%	0	2008
	22.337963	31.866128	42.65%	0	2007
	16.671061	22.337963	33.99%	0	2006
	12.824480	16.671061	29.99%	0	2005
	10.837926	12.824480	18.33%	0	2004

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	14.689344	23.534669	60.22%	0	2009
	35.546819	14.689344	-58.68%	0	2008
	24.923362	35.546819	42.62%	0	2007
	18.610577	24.923362	33.92%	0	2006
	14.314567	18.610577	30.01%	0	2005
	12.095873	14.314567	18.34%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.078879	14.168257	0.63%	0	2009
	13.336618	14.078879	5.57%	0	2008
	12.701038	13.336618	5.00%	0	2007
	12.540509	12.701038	1.28%	0	2006
	12.391329	12.540509	1.20%	0	2005
	12.244763	12.391329	1.20%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Growth Fund: Class I - Q/NQ	3.615192	4.728769	30.80%	0	2009
	6.018772	3.615192	-39.93%	0	2008
	5.138043	6.018772	17.14%	0	2007
	4.938044	5.138043	4.05%	0	2006
	4.730977	4.938044	4.38%	0	2005
	4.463437	4.730977	5.99%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.466209	8.149818	26.04%	0	2009
	11.594614	6.466209	-44.23%	0	2008
	10.816951	11.594614	7.19%	0	2007
	10.000000	10.816951	8.17%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.192762	11.459829	24.66%	0	2009
	14.853098	9.192762	-38.11%	0	2008
	14.305520	14.853098	3.83%	0	2007
	12.489813	14.305520	14.54%	0	2006
	11.807448	12.489813	5.78%	0	2005
	10.566284	11.807448	11.75%	0	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.484351	14.84%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.041092	20.41%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.716625	11.456393	6.90%	0	2009
	11.636185	10.716625	-7.90%	0	2008
	11.268568	11.636185	3.26%	0	2007
	10.830309	11.268568	4.05%	0	2006
	10.696990	10.830309	1.25%	0	2005
	10.430034	10.696990	2.56%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.946414	11.612729	16.75%	0	2009
	13.214889	9.946414	-24.73%	0	2008
	12.763693	13.214889	3.53%	0	2007
	11.695624	12.763693	9.13%	0	2006
	11.328215	11.695624	3.24%	0	2005
	10.553029	11.328215	7.35%	13,744	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.575844	11.673406	21.90%	0	2009
	14.242409	9.575844	-32.77%	0	2008
	13.692531	14.242409	4.02%	0	2007
	12.197565	13.692531	12.26%	0	2006
	11.623715	12.197565	4.94%	0	2005
	10.581287	11.623715	9.85%	7,239	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.405305	11.682071	12.27%	0	2009
	12.497972	10.405305	-16.74%	0	2008
	12.048446	12.497972	3.73%	0	2007
	11.338608	12.048446	6.26%	0	2006
	11.072641	11.338608	2.40%	0	2005
	10.543755	11.072641	5.02%	9,591	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.033319	16.127113	34.02%	0	2009
	19.326473	12.033319	-37.74%	0	2008
	18.336862	19.326473	5.40%	0	2007
	17.026291	18.336862	7.70%	0	2006
	15.497629	17.026291	9.86%	0	2005
	13.664186	15.497629	13.42%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.995583	10.780194	-1.96%	0	2009
	10.994195	10.995583	0.01%	0	2008
	10.706668	10.994195	2.69%	0	2007
	10.451103	10.706668	2.45%	0	2006
	10.386676	10.451103	0.62%	0	2005
	10.513346	10.386676	-1.20%	7,318	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.760945	13.116880	21.89%	0	2009
	13.276244	10.760945	-18.95%	0	2008
	12.949735	13.276244	2.52%	0	2007
	12.603486	12.949735	2.75%	0	2006
	12.585616	12.603486	0.14%	0	2005
	12.054794	12.585616	4.40%	115	2004

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.057957	8.101330	33.73%	0	2009
	10.000000	6.057957	-39.42%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.335897	14.423898	27.24%	0	2009
	21.554851	11.335897	-47.41%	0	2008
	21.370770	21.554851	0.86%	0	2007
	17.764744	21.370770	20.30%	0	2006
	16.176362	17.764744	9.82%	0	2005
	13.725434	16.176362	17.86%	0	2004

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.279093	7.985874	27.18%	0	2009
	10.000000	6.279093	-37.21%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.263383	7.820676	24.86%	0	2009
	10.000000	6.263383	-37.37%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.195364	7.718150	24.58%	0	2009
	10.000000	6.195364	-38.05%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.667167	8.524647	27.86%	0	2009
	10.000000	6.667167	-33.33%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.400263	10.492921	24.91%	0	2009
	15.998659	8.400263	-47.49%	0	2008
	14.876463	15.998659	7.54%	0	2007
	14.707640	14.876463	1.15%	0	2006
	13.883550	14.707640	5.94%	0	2005
	12.491041	13.883550	11.15%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.208250	17.574266	23.69%	0	2009
	21.369593	14.208250	-33.51%	0	2008
	23.423135	21.369593	-8.77%	0	2007
	20.376050	23.423135	14.95%	0	2006
	20.170796	20.376050	1.02%	0	2005
	17.546948	20.170796	14.95%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	13.160573	17.372989	32.01%	0	2009
	21.727093	13.160573	-39.43%	0	2008
	21.710124	21.727093	0.08%	0	2007
	19.771776	21.710124	9.80%	0	2006
	17.961627	19.771776	10.08%	0	2005
	15.398826	17.961627	16.64%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.316291	7.805339	23.57%	0	2009
	11.028328	6.316291	-42.73%	0	2008
	10.403477	11.028328	6.01%	0	2007
	9.342053	10.403477	11.36%	0	2006
	8.871909	9.342053	5.30%	0	2005
	8.248587	8.871909	7.56%	0	2004

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.570597	7.142400	28.22%	0	2009
	10.000000	5.570597	-44.29%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.810294	10.297627	4.97%	0	2009
	10.000000	9.810294	-1.90%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.885161	28.85%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.859919	28.60%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.059868	7.634110	25.98%	0	2009
	9.814190	6.059868	-38.25%	0	2008
	10.242660	9.814190	-4.18%	0	2007
	9.016897	10.242660	13.59%	0	2006
	8.825553	9.016897	2.17%	0	2005
	7.664394	8.825553	15.15%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	6.690781	9.476066	41.63%	0	2009
	12.532099	6.690781	-46.61%	0	2008
	11.203962	12.532099	11.85%	0	2007
	10.590256	11.203962	5.80%	0	2006
	10.281519	10.590256	3.00%	0	2005
	9.810803	10.281519	4.80%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.056765	17.875102	36.90%	0	2009
	22.278368	13.056765	-41.39%	0	2008
	21.380508	22.278368	4.20%	0	2007
	18.536700	21.380508	15.34%	0	2006
	16.542076	18.536700	12.06%	0	2005
	14.161203	16.542076	16.81%	2,293	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.044972	11.019713	36.98%	0	2009
	13.725592	8.044972	-41.39%	0	2008
	13.174723	13.725592	4.18%	0	2007
	11.422032	13.174723	15.34%	0	2006
	10.195624	11.422032	12.03%	0	2005
	8.730549	10.195624	16.78%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.971572	2.449054	24.22%	0	2009
	9.531396	1.971572	-79.31%	0	2008
	10.000000	9.531396	-4.69%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.141380	2.629848	22.81%	0	2009
	10.245931	2.141380	-79.10%	0	2008
	10.466825	10.245931	-2.11%	0	2007
	10.000000	10.466825	4.67%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.487392	8.155925	25.72%	0	2009
	10.759075	6.487392	-39.70%	0	2008
	10.514697	10.759075	2.32%	0	2007
	9.327218	10.514697	12.73%	0	2006
	8.980316	9.327218	3.86%	0	2005
	8.371640	8.980316	7.27%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.874407	7.898185	34.45%	0	2009
	9.642124	5.874407	-39.08%	0	2008
	9.960520	9.642124	-3.20%	0	2007
	10.000000	9.960520	-0.39%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	5.549298	7.211620	29.96%	0	2009
	11.118283	5.549298	-50.09%	0	2008
	10.670712	11.118283	4.19%	0	2007
	10.575363	10.670712	0.90%	0	2006
	9.606312	10.575363	10.09%	0	2005
	8.183801	9.606312	17.38%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.819270	8.19%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.898362	8.98%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.505242	9.039471	38.96%	0	2009
	11.575226	6.505242	-43.80%	0	2008
	10.501214	11.575226	10.23%	0	2007
	10.000000	10.501214	5.01%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.902299	8.472284	22.75%	0	2009
	11.051259	6.902299	-37.54%	0	2008
	10.946387	11.051259	0.96%	0	2007
	10.000000	10.946387	9.46%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.421398	10.123518	7.45%	0	2009
	10.706250	9.421398	-12.00%	0	2008
	10.360918	10.706250	3.33%	0	2007
	10.000000	10.360918	3.61%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	19.810676	25.279702	27.61%	0	2009
	23.775951	19.810676	-16.68%	0	2008
	22.776011	23.775951	4.39%	0	2007
	20.972916	22.776011	8.60%	0	2006
	19.064141	20.972916	10.01%	0	2005
	17.674709	19.064141	7.86%	0	2004

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.335213	21.614346	109.13%	0	2009
	29.920983	10.335213	-65.46%	0	2008
	22.196273	29.920983	34.80%	0	2007
	16.230974	22.196273	36.75%	0	2006
	12.559185	16.230974	29.24%	0	2005
	10.000000	12.559185	25.59%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	12.458397	26.027990	108.92%	0	2009
	36.097562	12.458397	-65.49%	0	2008
	26.768723	36.097562	34.85%	0	2007
	19.580527	26.768723	36.71%	0	2006
	15.135770	19.580527	29.37%	0	2005
	12.268194	15.135770	23.37%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	16.940259	26.167095	54.47%	0	2009
	32.070520	16.940259	-47.18%	0	2008
	22.520375	32.070520	42.41%	0	2007
	18.451216	22.520375	22.05%	0	2006
	12.417025	18.451216	48.60%	0	2005
	10.000000	12.417025	24.17%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP A709Global Hard Assets Fund: Initial Class - Q/NQ	21.424185	33.075452	54.38%	0	2009
	40.580264	21.424185	-47.21%	0	2008
	28.490441	40.580264	42.43%	0	2007
	23.350997	28.490441	22.01%	0	2006
	15.708711	23.350997	48.65%	0	2005
	12.902900	15.708711	21.75%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	8.039158	10.010378	24.52%	0	2009
	13.203137	8.039158	-39.11%	0	2008
	12.254454	13.203137	7.74%	0	2007
	10.999052	12.254454	11.41%	0	2006
	10.320207	10.999052	6.58%	0	2005
	9.602609	10.320207	7.47%	0	2004

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	7.317394	10.594273	44.78%	0	2009

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.683355	13.530846	39.73%	64	2009
	15.386854	9.683355	-37.07%	64	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.798896	11.657993	7.96%	0	2009
	11.202885	10.798896	-3.61%	0	2008
	10.446805	11.202885	7.24%	0	2007
	10.498201	10.446805	-0.49%	2,759	2006
	10.552410	10.498201	-0.51%	2,759	2005
	10.181634	10.552410	3.64%	6,006	2004
	10.000000	10.181634	1.82%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	6.973518	8.066661	15.68%	14,738	2009
	10.884237	6.973518	-35.93%	15,750	2008
	11.120804	10.884237	-2.13%	17,368	2007
	9.696030	11.120804	14.69%	23,320	2006
	9.460244	9.696030	2.49%	24,156	2005
	8.547597	9.460244	10.68%	24,823	2004
	6.746126	8.547597	26.70%	25,060	2003
	8.542208	6.746126	-21.03%	25,630	2002
	9.517124	8.542208	-10.24%	7,625	2001*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.799843	9.927730	27.28%	0	2009
	10.526222	7.799843	-25.90%	0	2008
	11.001395	10.526222	-4.32%	7,071	2007
	10.000000	11.001395	10.01%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	10.806616	12.687633	17.41%	19,922	2009
	15.067761	10.806616	-28.28%	18,537	2008
	16.218258	15.067761	-7.09%	20,432	2007
	13.953790	16.218258	16.23%	27,611	2006
	13.562258	13.953790	2.89%	30,533	2005
	12.110238	13.562258	11.99%	31,986	2004
	9.587137	12.110238	26.32%	33,722	2003
	11.201712	9.587137	-14.41%	33,581	2002
	10.137636	11.201712	10.50%	13,130	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.010714	20.11%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.097416	0.97%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.452842	11.576230	22.46%	4,434	2009
	13.969607	9.452842	-32.33%	4,434	2008
	14.357676	13.969607	-2.70%	4,800	2007
	12.811123	14.357676	12.07%	6,777	2006
	12.196229	12.811123	5.04%	6,050	2005
	10.215680	12.196229	19.39%	6,100	2004
	7.569450	10.215680	34.96%	6,100	2003
	10.000000	7.569450	-24.31%	3,461	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.147022	6.743326	31.01%	9,584	2009
	8.013618	5.147022	-35.77%	9,762	2008
	7.591231	8.013618	5.56%	9,597	2007
	7.096725	7.591231	6.97%	9,611	2006
	6.992022	7.096725	1.50%	9,608	2005
	6.720932	6.992022	4.03%	9,606	2004
	5.445448	6.720932	23.42%	12,057	2003
	7.824478	5.445448	-30.40%	12,016	2002
	10.318982	7.824478	-24.17%	0	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	6.280369	7.771615	23.74%	35,131	2009
	10.200843	6.280369	-38.43%	47,687	2008
	9.895472	10.200843	3.09%	49,775	2007
	8.746439	9.895472	13.14%	54,948	2006
	8.528816	8.746439	2.55%	55,454	2005
	7.869869	8.528816	8.37%	59,033	2004
	6.259089	7.869869	25.74%	60,295	2003
	8.230945	6.259089	-23.96%	50,320	2002
	9.570079	8.230945	-13.99%	11,979	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	7.389870	8.871305	20.05%	10,340	2009
	10.709550	7.389870	-31.00%	12,494	2008
	10.206902	10.709550	4.92%	12,578	2007
	8.945861	10.206902	14.10%	19,246	2006
	8.749492	8.945861	2.24%	19,509	2005
	8.503490	8.749492	2.89%	19,927	2004
	7.164595	8.503490	18.69%	19,799	2003
	8.782702	7.164595	-18.42%	21,799	2002
	9.888186	8.782702	-11.18%	11,285	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.776049	13.891864	17.97%	7,340	2009
	12.967573	11.776049	-9.19%	10,340	2008
	12.564026	12.967573	3.21%	9,892	2007
	12.314679	12.564026	2.02%	14,462	2006
	12.410689	12.314679	-0.77%	14,780	2005
	12.227793	12.410689	1.50%	18,673	2004
	11.929514	12.227793	2.50%	21,086	2003
	11.142163	11.929514	7.07%	17,474	2002
	10.532467	11.142163	5.79%	2,036	2001*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.167582	9.932439	21.61%	0	2009
	11.129603	8.167582	-26.61%	0	2008
	10.459496	11.129603	6.41%	0	2007
	10.000000	10.459496	4.59%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.452019	9.399722	26.14%	0	2009
	11.306894	7.452019	-34.09%	0	2008
	10.479370	11.306894	7.90%	0	2007
	10.000000	10.479370	4.79%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	6.935916	8.927284	28.71%	0	2009
	11.435608	6.935916	-39.35%	0	2008
	10.499414	11.435608	8.92%	0	2007
	10.000000	10.499414	4.99%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.000287	11.959912	32.88%	30,180	2009
	16.012763	9.000287	-43.79%	38,430	2008
	13.913635	16.012763	15.09%	41,683	2007
	12.728796	13.913635	9.31%	48,415	2006
	11.120741	12.728796	14.46%	46,201	2005
	9.843498	11.120741	12.98%	47,088	2004
	7.829445	9.843498	25.72%	50,357	2003
	8.825197	7.829445	-11.28%	46,444	2002
	10.282107	8.825197	-14.17%	9,509	2001*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.942793	8.590151	44.55%	1,407	2009
	13.307433	5.942793	-55.34%	1,407	2008
	9.329305	13.307433	42.64%	2,283	2007
	10.000000	9.329305	-6.71%	451	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	7.038920	8.965123	27.37%	29,639	2009
	12.543105	7.038920	-43.88%	55,136	2008
	12.628064	12.543105	-0.67%	57,170	2007
	10.735822	12.628064	17.63%	66,794	2006
	10.363157	10.735822	3.60%	69,520	2005
	9.498796	10.363157	9.10%	67,936	2004
	7.446930	9.498796	27.55%	70,135	2003
	9.159972	7.446930	-18.70%	70,724	2002
	9.854339	9.159972	-7.05%	14,602	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	3.978233	5.678248	42.73%	2,601	2009
	9.038297	3.978233	-55.98%	2,660	2008
	7.500211	9.038297	20.51%	2,814	2007
	7.271311	7.500211	3.15%	2,922	2006
	6.818766	7.271311	6.64%	2,922	2005
	6.502411	6.818766	4.87%	4,985	2004
	5.119765	6.502411	27.01%	2,922	2003
	6.694209	5.119765	-23.52%	4,904	2002
	7.988718	6.694209	-16.20%	14,517	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.393870	6.770438	25.52%	11,108	2009
	10.436772	5.393870	-48.32%	13,721	2008
	8.399362	10.436772	24.26%	13,086	2007
	8.033852	8.399362	4.55%	17,743	2006
	7.761188	8.033852	3.51%	18,089	2005
	7.673205	7.761188	1.15%	19,048	2004
	5.899618	7.673205	30.06%	19,432	2003
	8.629292	5.899618	-31.63%	18,475	2002
	10.709661	8.629292	-19.43%	12,230	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	6.895406	9.710790	40.83%	4,831	2009
	9.394378	6.895406	-26.60%	6,600	2008
	9.343831	9.394378	0.54%	6,600	2007
	8.579779	9.343831	8.91%	9,036	2006
	8.543293	8.579779	0.43%	9,734	2005
	7.967694	8.543293	7.22%	10,701	2004
	6.406466	7.967694	24.37%	11,017	2003
	6.312150	6.406466	1.49%	6,256	2002
	7.315306	6.312150	-13.71%	322	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.164231	10.100374	40.98%	0	2009
	9.749568	7.164231	-26.52%	0	2008
	10.000000	9.749568	-2.50%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.164628	11.516854	13.30%	5,903	2009
	10.736536	10.164628	-5.33%	1,059	2008
	10.519427	10.736536	2.06%	496	2007
	10.296235	10.519427	2.17%	2,163	2006
	10.296928	10.296235	-0.01%	2,464	2005
	10.077187	10.296928	2.18%	496	2004
	10.000000	10.077187	0.77%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.572006	9.013215	37.15%	11,490	2009
	11.092167	6.572006	-40.75%	644	2008
	9.806795	11.092167	13.11%	1,266	2007
	10.000000	9.806795	-1.93%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.224965	10.186256	23.85%	2,706	2009
	14.959481	8.224965	-45.02%	2,893	2008
	13.031869	14.959481	14.79%	2,893	2007
	11.279497	13.031869	15.54%	2,893	2006
	9.678616	11.279497	16.54%	2,893	2005
	8.706766	9.678616	11.16%	2,893	2004
	6.207036	8.706766	40.27%	3,517	2003
	7.955555	6.207036	-21.98%	4,186	2002
	10.318180	7.955555	-22.90%	8,066	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.189818	12.624873	23.90%	4,170	2009
	18.537412	10.189818	-45.03%	6,695	2008
	16.146223	18.537412	14.81%	6,582	2007
	13.974726	16.146223	15.54%	9,795	2006
	11.996049	13.974726	16.49%	10,418	2005
	10.790672	11.996049	11.17%	7,429	2004
	7.690083	10.790672	40.32%	6,403	2003
	10.000000	7.690083	-23.10%	10,904	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.227523	11.142679	54.17%	1,246	2009
	15.113887	7.227523	-52.18%	1,246	2008
	14.613642	15.113887	3.42%	1,443	2007
	12.839023	14.613642	13.82%	3,172	2006
	12.780448	12.839023	0.46%	3,147	2005
	11.446763	12.780448	11.65%	3,426	2004
	7.405989	11.446763	54.56%	2,198	2003
	10.000000	7.405989	-25.94%	161	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.746080	10.288120	32.82%	0	2009
	11.242463	7.746080	-31.10%	0	2008
	11.063397	11.242463	1.62%	7,107	2007
	10.000000	11.063397	10.63%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.338993	8.019319	26.51%	0	2009
	9.662049	6.338993	-34.39%	0	2008
	10.105944	9.662049	-4.39%	3,845	2007
	10.000000	10.105944	1.06%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.564641	8.375293	27.58%	0	2009
	10.000000	6.564641	-34.35%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.202797	10.488741	69.10%	6,123	2009
	13.380927	6.202797	-53.64%	1,327	2008
	10.615926	13.380927	26.05%	1,327	2007
	10.000000	10.615926	6.16%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.131437	9.583583	34.39%	0	2009
	12.214802	7.131437	-41.62%	0	2008
	10.803138	12.214802	13.07%	0	2007
	10.000000	10.803138	8.03%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.761924	13.673681	16.25%	844	2009
	11.306330	11.761924	4.03%	107	2008
	10.397135	11.306330	8.74%	0	2007
	10.000000	10.397135	3.97%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.074015	8.364582	18.24%	0	2009
	12.588280	7.074015	-43.80%	0	2008
	11.503483	12.588280	9.43%	0	2007
	11.072803	11.503483	3.89%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.514666	10.451358	39.08%	57	2009
	14.511272	7.514666	-48.21%	57	2008
	13.402874	14.511272	8.27%	547	2007
	11.769343	13.402874	13.88%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.164648	19.799131	22.48%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	5.963137	8.528645	43.02%	16,954	2009
	10.932359	5.963137	-45.45%	16,757	2008
	8.169437	10.932359	33.82%	13,898	2007
	7.643179	8.169437	6.89%	15,525	2006
	6.932196	7.643179	10.26%	17,477	2005
	5.999277	6.932196	15.55%	19,391	2004
	5.094038	5.999277	17.77%	19,964	2003
	6.186133	5.094038	-17.65%	22,057	2002
	8.080524	6.186133	-23.44%	18,556	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.589474	11.678258	53.87%	3,037	2009
	13.811290	7.589474	-45.05%	2,233	2008
	11.582222	13.811290	19.25%	2,616	2007
	10.954232	11.582222	5.73%	2,621	2006
	10.044976	10.954232	9.05%	2,636	2005
	10.170254	10.044976	-1.23%	3,507	2004
	7.056728	10.170254	44.12%	7,022	2003
	10.000000	7.056728	-29.43%	7,432	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.446926	3.760467	53.68%	4,071	2009
	4.458950	2.446926	-45.12%	5,808	2008
	3.741031	4.458950	19.19%	5,976	2007
	3.541860	3.741031	5.62%	6,099	2006
	3.241370	3.541860	9.27%	6,429	2005
	3.290581	3.241370	-1.50%	8,935	2004
	2.293462	3.290581	43.48%	17,808	2003
	3.964208	2.293462	-42.15%	17,808	2002
	6.457722	3.964208	-38.61%	4,019	2001*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.875814	22.584541	75.40%	8,884	2009
	27.508084	12.875814	-53.19%	7,952	2008
	21.930185	27.508084	25.43%	11,723	2007
	15.261227	21.930185	43.70%	5,592	2006
	11.801068	15.261227	29.32%	5,633	2005
	10.149016	11.801068	16.28%	6,260	2004
	7.700818	10.149016	31.79%	6,443	2003
	10.000000	7.700818	-22.99%	7,943	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.384616	12.952781	75.40%	0	2009
	15.782874	7.384616	-53.21%	0	2008
	12.587891	15.782874	25.38%	0	2007
	8.763918	12.587891	43.63%	0	2006
	6.780873	8.763918	29.24%	0	2005
	5.832790	6.780873	16.25%	0	2004
	4.426214	5.832790	31.78%	0	2003
	6.086848	4.426214	-27.28%	0	2002
	8.116951	6.086848	-25.01%	769	2001*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.105024	11.299330	24.10%	2,785	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.728326	11.668249	19.94%	2,692	2009
	14.767554	9.728326	-34.12%	2,692	2008
	14.014107	14.767554	5.38%	8,388	2007
	11.872058	14.014107	18.04%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.678151	9.633124	11.00%	1,425	2009
	10.234147	8.678151	-15.20%	1,425	2008
	9.973597	10.234147	2.61%	1,425	2007
	9.771163	9.973597	2.07%	1,357	2006
	9.833172	9.771163	-0.63%	1,197	2005
	9.961375	9.833172	-1.29%	2,646	2004
	10.000000	9.961375	-0.39%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.965140	9.577069	20.24%	0	2009
	13.435723	7.965140	-40.72%	0	2008
	13.648238	13.435723	-1.56%	0	2007
	13.237895	13.648238	3.10%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.183285	10.534507	28.73%	0	2009
	13.796770	8.183285	-40.69%	0	2008
	13.090466	13.796770	5.40%	0	2007
	11.753143	13.090466	11.38%	0	2006
	11.228435	11.753143	4.67%	0	2005
	10.000000	11.228435	12.28%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.262184	12.62%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.392072	23.92%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.445547	9.000512	20.88%	21,073	2009
	10.824700	7.445547	-31.22%	23,550	2008
	10.412999	10.824700	3.95%	24,439	2007
	10.000000	10.412999	4.13%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.255754	10.167548	9.85%	120	2009
	10.484532	9.255754	-11.72%	120	2008
	10.395160	10.484532	0.86%	0	2007
	10.000000	10.395160	3.95%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.199342	9.985564	38.70%	1,120	2009
	11.978384	7.199342	-39.90%	144	2008
	10.694225	11.978384	12.01%	0	2007
	10.000000	10.694225	6.94%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.121705	8.321680	35.94%	0	2009
	11.203628	6.121705	-45.36%	0	2008
	10.223017	11.203628	9.59%	1,540	2007
	10.000000	10.223017	2.23%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.918499	7.576352	28.01%	1,407	2009
	9.756266	5.918499	-39.34%	172	2008
	10.000000	9.756266	-2.44%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	8.950064	12.799312	43.01%	120	2009
	12.689152	8.950064	-29.47%	1,047	2008
	12.562376	12.689152	1.01%	1,047	2007
	11.595056	12.562376	8.34%	2,232	2006
	11.561839	11.595056	0.29%	2,487	2005
	10.721266	11.561839	7.84%	5,280	2004
	8.951783	10.721266	19.77%	6,515	2003
	8.853567	8.951783	1.11%	5,352	2002
	8.674196	8.853567	2.07%	1,014	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.015516	11.469253	43.09%	1,986	2009
	11.381340	8.015516	-29.57%	3,177	2008
	11.263973	11.381340	1.04%	3,621	2007
	10.397061	11.263973	8.34%	2,824	2006
	10.000000	10.397061	3.97%	3,040	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	7.764747	9.866113	27.06%	0	2009
	14.696115	7.764747	-47.16%	0	2008
	11.801629	14.696115	24.53%	0	2007
	9.060896	11.801629	30.25%	0	2006
	7.103840	9.060896	27.55%	0	2005
	6.351013	7.103840	11.85%	0	2004
	4.780758	6.351013	32.85%	0	2003
	6.431226	4.780758	-25.66%	0	2002
	9.203720	6.431226	-30.12%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.540930	15.928635	27.01%	2,054	2009
	23.728420	12.540930	-47.15%	2,054	2008
	19.054507	23.728420	24.53%	2,675	2007
	14.630990	19.054507	30.23%	2,054	2006
	11.473949	14.630990	27.51%	1,223	2005
	10.243769	11.473949	12.01%	1,561	2004
	7.727570	10.243769	32.56%	502	2003
	10.000000	7.727570	-22.72%	547	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	7.757580	9.498496	22.44%	345	2009
	14.230233	7.757580	-45.49%	1,779	2008
	12.118163	14.230233	17.43%	1,779	2007
	9.827514	12.118163	23.31%	1,779	2006
	8.406838	9.827514	16.90%	2,667	2005
	7.420290	8.406838	13.30%	2,667	2004
	5.567726	7.420290	33.27%	2,667	2003
	7.618821	5.567726	-26.92%	2,667	2002
	9.581737	7.618821	-20.49%	581	2001*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.112432	17.278673	22.44%	736	2009
	25.880481	14.112432	-45.47%	736	2008
	22.031519	25.880481	17.47%	911	2007
	17.876898	22.031519	23.24%	554	2006
	15.292542	17.876898	16.90%	554	2005
	13.497959	15.292542	13.30%	0	2004
	10.000000	13.497959	34.98%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.110953	7.657493	49.83%	13,119	2009
	10.000000	5.110953	-48.89%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.093352	7.850554	28.84%	0	2009
	10.000000	6.093352	-39.07%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.091458	7.832337	28.58%	0	2009
	10.000000	6.091458	-39.09%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	6.324797	8.003883	26.55%	0	2009
	10.000000	6.324797	-36.75%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	7.879262	9.247492	17.36%	0	2009
	10.000000	7.879262	-21.21%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	7.160724	8.708785	21.62%	0	2009
	10.000000	7.160724	-28.39%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	9.023775	9.989661	10.70%	0	2009
	10.000000	9.023775	-9.76%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	7.516739	8.978578	19.45%	0	2009
	10.000000	7.516739	-24.83%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	6.799494	8.430273	23.98%	0	2009
	10.000000	6.799494	-32.01%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	8.257336	9.518084	15.27%	0	2009
	10.000000	8.257336	-17.43%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.808813	10.451751	6.55%	0	2009
	10.000000	9.808813	-1.91%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.787083	10.410060	6.37%	0	2009
	10.000000	9.787083	-2.13%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.134099	21.010234	59.97%	1,116	2009
	31.748546	13.134099	-58.63%	1,891	2008
	22.266948	31.748546	42.58%	1,966	2007
	16.626514	22.266948	33.92%	2,021	2006
	12.796711	16.626514	29.93%	2,168	2005
	10.819976	12.796711	18.27%	2,168	2004
	6.683831	10.819976	61.88%	2,168	2003
	8.049848	6.683831	-16.97%	2,168	2002
	8.668856	8.049848	-7.14%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	14.639448	23.442771	60.13%	1,429	2009
	35.444242	14.639448	-58.70%	2,223	2008
	24.864181	35.444242	42.55%	5,518	2007
	18.575830	24.864181	33.85%	4,958	2006
	14.295108	18.575830	29.95%	5,226	2005
	12.085590	14.295108	18.28%	5,350	2004
	7.467644	12.085590	61.84%	5,048	2003
	10.000000	7.467644	-25.32%	3,214	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.009637	14.091387	0.58%	11,670	2009
	13.277796	14.009637	5.51%	20,068	2008
	12.651515	13.277796	4.95%	24,290	2007
	12.497968	12.651515	1.23%	28,249	2006
	12.355580	12.497968	1.15%	28,609	2005
	12.215658	12.355580	1.15%	32,074	2004
	12.226769	12.215658	-0.09%	35,398	2003
	11.247230	12.226769	8.71%	44,756	2002
	10.707078	11.247230	5.04%	6,254	2001*

NVIT NVIT Growth Fund: Class I - Q/NQ	3.597364	4.703038	30.74%	301	2009
	5.992165	3.597364	-39.97%	291	2008
	5.117956	5.992165	17.08%	296	2007
	4.921251	5.117956	4.00%	325	2006
	4.717297	4.921251	4.32%	300	2005
	4.452803	4.717297	5.94%	288	2004
	3.424662	4.452803	30.02%	712	2003
	4.905344	3.424662	-30.19%	732	2002
	6.969771	4.905344	-29.62%	0	2001*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.457403	8.134549	25.97%	0	2009
	11.584740	6.457403	-44.26%	0	2008
	10.813290	11.584740	7.13%	689	2007
	10.000000	10.813290	8.13%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.160292	11.413527	24.60%	8,856	2009
	14.808204	9.160292	-38.14%	14,116	2008
	14.269599	14.808204	3.77%	14,116	2007
	12.464792	14.269599	14.48%	14,116	2006
	11.789789	12.464792	5.73%	11,931	2005
	10.555870	11.789789	11.69%	68,535	2004
	8.172252	10.555870	29.17%	69,494	2003
	10.000000	8.172252	-18.28%	26,952	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.480434	14.80%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.036988	20.37%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.678782	11.410125	6.85%	655	2009
	11.601017	10.678782	-7.95%	655	2008
	11.240282	11.601017	3.21%	655	2007
	10.808627	11.240282	3.99%	655	2006
	10.681004	10.808627	1.19%	678	2005
	10.419761	10.681004	2.51%	18,189	2004
	9.858342	10.419761	5.69%	17,106	2003
	10.000000	9.858342	-1.42%	803	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.911326	11.565861	16.69%	3,370	2009
	13.174998	9.911326	-24.77%	2,545	2008
	12.731689	13.174998	3.48%	3,293	2007
	11.672236	12.731689	9.08%	3,366	2006
	11.311318	11.672236	3.19%	16,775	2005
	10.542661	11.311318	7.29%	119,177	2004
	8.965450	10.542661	17.59%	120,867	2003
	10.000000	8.965450	-10.35%	27,341	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.542030	11.626250	21.84%	3,727	2009
	14.199386	9.542030	-32.80%	5,543	2008
	13.658165	14.199386	3.96%	7,657	2007
	12.173144	13.658165	12.20%	8,416	2006
	11.606341	12.173144	4.88%	15,195	2005
	10.570861	11.606341	9.80%	122,254	2004
	8.521461	10.570861	24.05%	111,565	2003
	10.000000	8.521461	-14.79%	114,401	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.368554	11.634865	12.21%	1,879	2009
	12.460192	10.368554	-16.79%	1,879	2008
	12.018192	12.460192	3.68%	1,879	2007
	11.315902	12.018192	6.21%	1,879	2006
	11.056083	11.315902	2.35%	1,879	2005
	10.533364	11.056083	4.96%	122,078	2004
	9.458089	10.533364	11.37%	115,160	2003
	10.000000	9.458089	-5.42%	18,956	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	11.974103	16.039558	33.95%	16,196	2009
	19.241216	11.974103	-37.77%	17,195	2008
	18.265332	19.241216	5.34%	19,928	2007
	16.968499	18.265332	7.64%	26,786	2006
	15.452880	16.968499	9.81%	27,349	2005
	13.631684	15.452880	13.36%	24,501	2004
	10.335306	13.631684	31.89%	25,271	2003
	12.458494	10.335306	-17.04%	23,644	2002
	12.889199	12.458494	-3.34%	9,877	2001*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.941452	10.721650	-2.01%	24,342	2009
	10.945655	10.941452	-0.04%	70,385	2008
	10.664869	10.945655	2.63%	49,428	2007
	10.415600	10.664869	2.39%	27,616	2006
	10.356664	10.415600	0.57%	30,399	2005
	10.488319	10.356664	-1.26%	69,915	2004
	10.641254	10.488319	-1.44%	98,774	2003
	10.733926	10.641254	-0.86%	126,491	2002
	10.578635	10.733926	1.47%	9,851	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.707996	13.045682	21.83%	3,514	2009
	13.217667	10.707996	-18.99%	9,035	2008
	12.899216	13.217667	2.47%	9,972	2007
	12.560707	12.899216	2.69%	15,173	2006
	12.549283	12.560707	0.09%	15,712	2005
	12.026120	12.549283	4.35%	48,561	2004
	10.950902	12.026120	9.82%	53,006	2003
	10.428441	10.950902	5.01%	33,045	2002
	10.219812	10.428441	2.04%	4,435	2001*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.055886	8.094439	33.66%	11,292	2009
	10.000000	6.055886	-39.44%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.303147	14.374884	27.18%	2,199	2009
	21.503583	11.303147	-47.44%	3,692	2008
	21.330878	21.503583	0.81%	4,198	2007
	17.740610	21.330878	20.24%	6,581	2006
	16.162608	17.740610	9.76%	6,853	2005
	13.720758	16.162608	17.80%	2,441	2004
	10.000000	13.720758	37.21%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.276951	7.979063	27.12%	0	2009
	10.000000	6.276951	-37.23%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.261242	7.814020	24.80%	0	2009
	10.000000	6.261242	-37.39%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.193248	7.711571	24.52%	18,900	2009
	10.000000	6.193248	-38.07%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.664890	8.517404	27.80%	28,416	2009
	10.000000	6.664890	-33.35%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.358901	10.435926	24.85%	5,300	2009
	15.928039	8.358901	-47.52%	6,553	2008
	14.818391	15.928039	7.49%	7,016	2007
	14.657700	14.818391	1.10%	8,156	2006
	13.843455	14.657700	5.88%	8,291	2005
	12.461332	13.843455	11.09%	13,789	2004
	9.475089	12.461332	31.52%	13,783	2003
	14.500883	9.475089	-34.66%	13,276	2002
	16.606604	14.500883	-12.68%	8,319	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.138322	17.478840	23.63%	8,850	2009
	21.275315	14.138322	-33.55%	8,511	2008
	23.331781	21.275315	-8.81%	8,971	2007
	20.306904	23.331781	14.90%	15,421	2006
	20.112575	20.306904	0.97%	16,503	2005
	17.505231	20.112575	14.89%	11,588	2004
	11.393329	17.505231	53.64%	11,211	2003
	15.970228	11.393329	-28.66%	12,979	2002
	12.711918	15.970228	25.63%	6,550	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	13.095835	17.278718	31.94%	5,489	2009
	21.631279	13.095835	-39.46%	14,053	2008
	21.625478	21.631279	0.03%	15,427	2007
	19.704712	21.625478	9.75%	17,107	2006
	17.909807	19.704712	10.02%	17,964	2005
	15.362226	17.909807	16.58%	18,534	2004
	11.121852	15.362226	38.13%	18,559	2003
	13.735040	11.121852	-19.03%	18,078	2002
	15.032303	13.735040	-8.63%	7,933	2001*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.285199	7.762951	23.51%	1,190	2009
	10.979662	6.285199	-42.76%	1,190	2008
	10.362878	10.979662	5.95%	1,809	2007
	9.310319	10.362878	11.31%	4,421	2006
	8.846274	9.310319	5.25%	5,340	2005
	8.228953	8.846274	7.50%	10,785	2004
	6.588356	8.228953	24.90%	12,367	2003
	8.138802	6.588356	-19.05%	9,254	2002
	9.424179	8.138802	-13.64%	7,608	2001*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.568692	7.136313	28.15%	22,996	2009
	10.000000	5.568692	-44.31%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.806953	10.288878	4.91%	3,757	2009
	10.000000	9.806953	-1.93%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.880774	28.81%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.855533	28.56%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.030030	7.592639	25.91%	4,369	2009
	9.770878	6.030030	-38.29%	6,240	2008
	10.202686	9.770878	-4.23%	6,389	2007
	8.986278	10.202686	13.54%	9,874	2006
	8.800065	8.986278	2.12%	10,562	2005
	7.646162	8.800065	15.09%	9,623	2004
	5.939149	7.646162	28.74%	5,990	2003
	8.100362	5.939149	-26.68%	4,325	2002
	9.415211	8.100362	-13.97%	119	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	6.657845	9.424600	41.56%	13,744	2009
	12.476801	6.657845	-46.64%	16,949	2008
	11.160241	12.476801	11.80%	20,656	2007
	10.554295	11.160241	5.74%	27,592	2006
	10.251831	10.554295	2.95%	29,980	2005
	9.787472	10.251831	4.74%	31,729	2004
	7.630825	9.787472	28.26%	37,303	2003
	10.651785	7.630825	-28.36%	34,390	2002
	12.441012	10.651785	-14.38%	13,708	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.019055	17.814380	36.83%	6,520	2009
	22.225396	13.019055	-41.42%	7,420	2008
	21.340637	22.225396	4.15%	8,082	2007
	18.511544	21.340637	15.28%	10,126	2006
	16.528020	18.511544	12.00%	10,057	2005
	14.156384	16.528020	16.75%	42,814	2004
	10.000000	14.156384	41.56%	32,179	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.009483	10.965494	36.91%	2,098	2009
	13.672032	8.009483	-41.42%	10,387	2008
	13.130042	13.672032	4.13%	11,705	2007
	11.389082	13.130042	15.29%	12,611	2006
	10.171389	11.389082	11.97%	13,429	2005
	8.714241	10.171389	16.72%	16,707	2004
	6.220335	8.714241	40.09%	23,266	2003
	8.156044	6.220335	-23.73%	23,726	2002
	9.467611	8.156044	-13.85%	12,339	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.969888	2.445706	24.15%	185	2009
	9.528140	1.969888	-79.33%	185	2008
	10.000000	9.528140	-4.72%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.138459	2.624928	22.75%	0	2009
	10.237209	2.138459	-79.11%	0	2008
	10.463286	10.237209	-2.16%	0	2007
	10.000000	10.463286	4.63%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.455455	8.111630	25.66%	3,133	2009
	10.711597	6.455455	-39.73%	13,086	2008
	10.473670	10.711597	2.27%	15,090	2007
	9.295556	10.473670	12.67%	15,379	2006
	8.954387	9.295556	3.81%	15,874	2005
	8.351719	8.954387	7.22%	16,401	2004
	6.728539	8.351719	24.12%	17,357	2003
	8.459766	6.728539	-20.46%	16,328	2002
	9.614839	8.459766	-12.01%	6,012	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.866406	7.883415	34.38%	0	2009
	9.633917	5.866406	-39.11%	0	2008
	9.957149	9.633917	-3.25%	746	2007
	10.000000	9.957149	-0.43%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	5.521991	7.172474	29.89%	564	2009
	11.069241	5.521991	-50.11%	851	2008
	10.629106	11.069241	4.14%	807	2007
	10.539493	10.629106	0.85%	809	2006
	9.578595	10.539493	10.03%	915	2005
	8.164347	9.578595	17.32%	850	2004
	6.636658	8.164347	23.02%	829	2003
	9.383576	6.636658	-29.27%	1,830	2002
	13.940374	9.383576	-32.69%	7,219	2001*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.815580	8.16%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.894646	8.95%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.496370	9.022530	38.89%	0	2009
	11.565362	6.496370	-43.83%	0	2008
	10.497662	11.565362	10.17%	0	2007
	10.000000	10.497662	4.98%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.892892	8.456417	22.68%	5,739	2009
	11.041852	6.892892	-37.57%	6,167	2008
	10.942684	11.041852	0.91%	6,628	2007
	10.000000	10.942684	9.43%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.408588	10.104598	7.40%	0	2009
	10.697155	9.408588	-12.05%	0	2008
	10.357423	10.697155	3.28%	0	2007
	10.000000	10.357423	3.57%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	19.713247	25.142559	27.54%	301	2009
	23.671112	19.713247	-16.72%	2,166	2008
	22.687213	23.671112	4.34%	2,211	2007
	20.901775	22.687213	8.54%	2,247	2006
	19.009151	20.901775	9.96%	2,407	2005
	17.632719	19.009151	7.81%	2,407	2004
	14.078556	17.632719	25.25%	2,475	2003
	13.159594	14.078556	6.98%	1,859	2002
	12.203935	13.159594	7.83%	83	2001*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.310654	21.551992	109.03%	697	2009
	29.865197	10.310654	-65.48%	0	2008
	22.166246	29.865197	34.73%	0	2007
	16.217253	22.166246	36.68%	0	2006
	12.554950	16.217253	29.17%	0	2005
	10.000000	12.554950	25.55%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	12.397051	25.886642	108.81%	1,147	2009
	35.938253	12.397051	-65.50%	1,943	2008
	26.664251	35.938253	34.78%	2,020	2007
	19.514028	26.664251	36.64%	2,077	2006
	15.092033	19.514028	29.30%	2,228	2005
	12.238984	15.092033	23.31%	4,297	2004
	8.103520	12.238984	51.03%	4,529	2003
	8.520571	8.103520	-4.89%	4,753	2002
	8.860634	8.520571	-3.84%	7,767	2001*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	16.899991	26.091571	54.39%	5,012	2009
	32.010679	16.899991	-47.21%	4,117	2008
	22.489894	32.010679	42.33%	4,117	2007
	18.435626	22.489894	21.99%	4,117	2006
	12.412836	18.435626	48.52%	2,327	2005
	10.000000	12.412836	24.13%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	21.318828	32.895991	54.30%	289	2009
	40.401384	21.318828	-47.23%	289	2008
	28.379415	40.401384	42.36%	289	2007
	23.271834	28.379415	21.95%	289	2006
	15.663404	23.271834	48.57%	289	2005
	12.872243	15.663404	21.68%	2,320	2004
	9.076418	12.872243	41.82%	2,547	2003
	9.536718	9.076418	-4.83%	2,767	2002
	10.873293	9.536718	-12.29%	0	2001*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	8.003656	9.961087	24.46%	0	2009
	13.151565	8.003656	-39.14%	0	2008
	12.212861	13.151565	7.69%	0	2007
	10.967286	12.212861	11.36%	0	2006
	10.295643	10.967286	6.52%	0	2005
	9.584639	10.295643	7.42%	0	2004
	7.249805	9.584639	32.21%	0	2003
	9.668423	7.249805	-25.02%	0	2002
	9.840749	9.668423	-1.75%	0	2001*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	7.285102	10.542141	44.71%	0	2009

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.650424	13.477943	39.66%	0	2009
	15.342380	9.650424	-37.10%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.767674	11.618354	7.90%	0	2009
	11.176197	10.767674	-3.66%	0	2008
	10.427272	11.176197	7.18%	0	2007
	10.483909	10.427272	-0.54%	0	2006
	10.543412	10.483909	-0.56%	0	2005
	10.178146	10.543412	3.59%	10,400	2004
	10.000000	10.178146	1.78%	5,697	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	6.939169	8.022810	15.62%	0	2009
	10.836164	6.939169	-35.96%	0	2008
	11.077381	10.836164	-2.18%	0	2007
	9.663109	11.077381	14.64%	0	2006
	9.432928	9.663109	2.44%	0	2005
	8.527274	9.432928	10.62%	0	2004
	6.733511	8.527274	26.64%	0	2003
	8.530598	6.733511	-21.07%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.789199	9.909128	27.22%	0	2009
	10.517249	7.789199	-25.94%	0	2008

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	10.753432	12.618747	17.35%	0	2009
	15.001291	10.753432	-28.32%	0	2008
	16.155002	15.001291	-7.14%	0	2007
	13.906434	16.155002	16.17%	0	2006
	13.523111	13.906434	2.83%	0	2005
	12.081443	13.523111	11.93%	0	2004
	9.569216	12.081443	26.25%	0	2003
	11.186491	9.569216	-14.46%	0	2002*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.006618	20.07%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.097135	0.97%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.420664	11.530934	22.40%	0	2009
	13.929190	9.420664	-32.37%	0	2008
	14.323491	13.929190	-2.75%	0	2007
	12.787130	14.323491	12.01%	0	2006
	12.179584	12.787130	4.99%	0	2005
	10.206952	12.179584	19.33%	0	2004
	7.566849	10.206952	34.89%	0	2003
	10.000000	7.566849	-24.33%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.121674	6.706680	30.95%	0	2009
	7.978229	5.121674	-35.80%	0	2008
	7.561602	7.978229	5.51%	0	2007
	7.072621	7.561602	6.91%	0	2006
	6.971818	7.072621	1.45%	0	2005
	6.704934	6.971818	3.98%	0	2004
	5.435261	6.704934	23.36%	0	2003
	7.813837	5.435261	-30.44%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	6.249437	7.729386	23.68%	0	2009
	10.155803	6.249437	-38.46%	0	2008
	9.856846	10.155803	3.03%	0	2007
	8.716741	9.856846	13.08%	0	2006
	8.504178	8.716741	2.50%	0	2005
	7.851143	8.504178	8.32%	0	2004
	6.247385	7.851143	25.67%	0	2003
	8.219747	6.247385	-24.00%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	7.353512	8.823129	19.99%	0	2009
	10.662306	7.353512	-31.03%	0	2008
	10.167097	10.662306	4.87%	0	2007
	8.915498	10.167097	14.04%	0	2006
	8.724234	8.915498	2.19%	0	2005
	8.483273	8.724234	2.84%	0	2004
	7.151207	8.483273	18.63%	0	2003
	8.770750	7.151207	-18.47%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.718085	13.816433	17.91%	0	2009
	12.910334	11.718085	-9.23%	0	2008
	12.514992	12.910334	3.16%	0	2007
	12.272872	12.514992	1.97%	0	2006
	12.374856	12.272872	-0.82%	0	2005
	12.198720	12.374856	1.44%	0	2004
	11.907225	12.198720	2.45%	0	2003
	11.127027	11.907225	7.01%	0	2002*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.156466	9.913861	21.55%	0	2009
	11.120134	8.156466	-26.65%	0	2008
	10.455955	11.120134	6.35%	0	2007
	10.000000	10.455955	4.56%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.441866	9.382126	26.07%	0	2009
	11.297277	7.441866	-34.13%	0	2008
	10.475826	11.297277	7.84%	0	2007
	10.000000	10.475826	4.76%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	6.926459	8.910551	28.65%	0	2009
	11.425874	6.926459	-39.38%	0	2008
	10.495859	11.425874	8.86%	0	2007
	10.000000	10.495859	4.96%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	8.955996	11.894991	32.82%	0	2009
	15.942134	8.955996	-43.82%	0	2008
	13.859370	15.942134	15.03%	0	2007
	12.685607	13.859370	9.25%	0	2006
	11.088647	12.685607	14.40%	0	2005
	9.820090	11.088647	12.92%	0	2004
	7.814811	9.820090	25.66%	0	2003
	8.813204	7.814811	-11.33%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.934691	8.574068	44.47%	0	2009
	13.296094	5.934691	-55.37%	0	2008
	9.326138	13.296094	42.57%	0	2007
	10.000000	9.326138	-6.74%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	7.004275	8.916451	27.30%	0	2009
	12.487770	7.004275	-43.91%	0	2008
	12.578810	12.487770	-0.72%	0	2007
	10.699388	12.578810	17.57%	0	2006
	10.333244	10.699388	3.54%	0	2005
	9.476212	10.333244	9.04%	0	2004
	7.433007	9.476212	27.49%	0	2003
	9.147526	7.433007	-18.74%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	3.958633	5.647397	42.66%	0	2009
	8.998395	3.958633	-56.01%	0	2008
	7.470926	8.998395	20.45%	0	2007
	7.246617	7.470926	3.10%	0	2006
	6.799066	7.246617	6.58%	0	2005
	6.486939	6.799066	4.81%	0	2004
	5.110185	6.486939	26.94%	0	2003
	6.685100	5.110185	-23.56%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.367319	6.733667	25.46%	0	2009
	10.390708	5.367319	-48.35%	0	2008
	8.366586	10.390708	24.19%	0	2007
	8.006583	8.366586	4.50%	0	2006
	7.738767	8.006583	3.46%	0	2005
	7.654950	7.738767	1.09%	0	2004
	5.888587	7.654950	30.00%	0	2003
	8.617548	5.888587	-31.67%	0	2002*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	6.861448	9.658026	40.76%	0	2009
	9.352908	6.861448	-26.64%	0	2008
	9.307362	9.352908	0.49%	0	2007
	8.550640	9.307362	8.85%	0	2006
	8.518596	8.550640	0.38%	0	2005
	7.948720	8.518596	7.17%	0	2004
	6.394476	7.948720	24.31%	0	2003
	6.303565	6.394476	1.44%	0	2002*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.158124	10.086630	40.91%	0	2009
	9.746231	7.158124	-26.55%	0	2008
	10.000000	9.746231	-2.54%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.135231	11.477678	13.25%	0	2009
	10.710950	10.135231	-5.38%	0	2008
	10.499745	10.710950	2.01%	0	2007
	10.282213	10.499745	2.12%	0	2006
	10.288147	10.282213	-0.06%	0	2005
	10.073745	10.288147	2.13%	0	2004
	10.000000	10.073745	0.74%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.563035	8.996320	37.08%	0	2009
	11.082712	6.563035	-40.78%	0	2008
	9.803474	11.082712	13.05%	0	2007
	10.000000	9.803474	-1.97%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.184488	10.130962	23.78%	0	2009
	14.893482	8.184488	-45.05%	0	2008
	12.981048	14.893482	14.73%	0	2007
	11.241226	12.981048	15.48%	0	2006
	9.650675	11.241226	16.48%	0	2005
	8.686067	9.650675	11.11%	0	2004
	6.195433	8.686067	40.20%	0	2003
	7.944744	6.195433	-22.02%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.155150	12.575496	23.83%	0	2009
	18.483807	10.155150	-45.06%	0	2008
	16.107796	18.483807	14.75%	0	2007
	13.948578	16.107796	15.48%	0	2006
	11.979699	13.948578	16.44%	0	2005
	10.781464	11.979699	11.11%	0	2004
	7.687444	10.781464	40.25%	0	2003
	10.000000	7.687444	-23.13%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.202924	11.099078	54.09%	0	2009
	15.070195	7.202924	-52.20%	0	2008
	14.578869	15.070195	3.37%	0	2007
	12.815008	14.578869	13.76%	0	2006
	12.763043	12.815008	0.41%	0	2005
	11.437016	12.763043	11.59%	0	2004
	7.403455	11.437016	54.48%	0	2003
	10.000000	7.403455	-25.97%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.735514	10.268844	32.75%	0	2009
	11.232890	7.735514	-31.14%	0	2008
	11.059653	11.232890	1.57%	0	2007
	10.000000	11.059653	10.60%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.330352	8.004299	26.44%	0	2009
	9.653812	6.330352	-34.43%	0	2008
	10.102516	9.653812	-4.44%	0	2007
	10.000000	10.102516	1.03%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.562404	8.368173	27.52%	0	2009
	10.000000	6.562404	-34.38%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.194345	10.469114	69.01%	0	2009
	13.369543	6.194345	-53.67%	0	2008
	10.612336	13.369543	25.98%	0	2007
	10.000000	10.612336	6.12%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.121715	9.565642	34.32%	0	2009
	12.204408	7.121715	-41.65%	0	2008
	10.799482	12.204408	13.01%	0	2007
	10.000000	10.799482	7.99%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.745902	13.648082	16.19%	0	2009
	11.296695	11.745902	3.98%	0	2008
	10.393609	11.296695	8.69%	0	2007
	10.000000	10.393609	3.94%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.049970	8.331892	18.18%	0	2009
	12.551912	7.049970	-43.83%	0	2008
	11.476151	12.551912	9.37%	0	2007
	11.052117	11.476151	3.84%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.496792	10.421182	39.01%	0	2009
	14.484173	7.496792	-48.24%	0	2008
	13.384715	14.484173	8.21%	0	2007
	11.759388	13.384715	13.82%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.098843	19.708466	22.42%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	5.936001	8.485500	42.95%	0	2009
	10.888188	5.936001	-45.48%	0	2008
	8.140610	10.888188	33.75%	0	2007
	7.620090	8.140610	6.83%	0	2006
	6.914774	7.620090	10.20%	0	2005
	5.987242	6.914774	15.49%	0	2004
	5.086420	5.987242	17.71%	0	2003
	6.180038	5.086420	-17.70%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.563655	11.632596	53.80%	0	2009
	13.771358	7.563655	-45.08%	0	2008
	11.554669	13.771358	19.18%	0	2007
	10.933752	11.554669	5.68%	0	2006
	10.031316	10.933752	9.00%	0	2005
	10.161603	10.031316	-1.28%	0	2004
	7.054323	10.161603	44.05%	0	2003
	10.000000	7.054323	-29.46%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.435792	3.741433	53.60%	0	2009
	4.440934	2.435792	-45.15%	0	2008
	3.727828	4.440934	19.13%	0	2007
	3.531163	3.727828	5.57%	0	2006
	3.233225	3.531163	9.21%	0	2005
	3.283989	3.233225	-1.55%	0	2004
	2.290027	3.283989	43.40%	0	2003
	3.960302	2.290027	-42.18%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.832025	22.496237	75.31%	0	2009
	27.428578	12.832025	-53.22%	0	2008
	21.878017	27.428578	25.37%	0	2007
	15.232678	21.878017	43.63%	0	2006
	11.784987	15.232678	29.25%	0	2005
	10.140370	11.784987	16.22%	0	2004
	7.698186	10.140370	31.72%	0	2003
	10.000000	7.698186	-23.02%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.351018	12.887263	75.31%	0	2009
	15.719127	7.351018	-53.24%	0	2008
	12.543482	15.719127	25.32%	0	2007
	8.737444	12.543482	43.56%	0	2006
	6.763818	8.737444	29.18%	0	2005
	5.821088	6.763818	16.20%	0	2004
	4.419582	5.821088	31.71%	0	2003
	6.080842	4.419582	-27.32%	0	2002*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.083373	11.266703	24.04%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.695212	11.622595	19.88%	0	2009
	14.724838	9.695212	-34.16%	0	2008
	13.980746	14.724838	5.32%	0	2007
	11.849834	13.980746	17.98%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.653074	9.600383	10.95%	0	2009
	10.209798	8.653074	-15.25%	0	2008
	9.954980	10.209798	2.56%	0	2007
	9.757891	9.954980	2.02%	0	2006
	9.824818	9.757891	-0.68%	0	2005
	9.957976	9.824818	-1.34%	30,481	2004
	10.000000	9.957976	-0.42%	24,306	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.938066	9.539643	20.18%	0	2009
	13.396903	7.938066	-40.75%	0	2008
	13.615795	13.396903	-1.61%	0	2007
	13.213153	13.615795	3.05%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.163823	10.504105	28.67%	0	2009
	13.771010	8.163823	-40.72%	0	2008
	13.072738	13.771010	5.34%	0	2007
	11.743204	13.072738	11.32%	0	2006
	11.224655	11.743204	4.62%	0	2005
	10.000000	11.224655	12.25%	451	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.258345	12.58%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.387847	23.88%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.435416	8.983685	20.82%	0	2009
	10.815492	7.435416	-31.25%	0	2008
	10.409468	10.815492	3.90%	0	2007
	10.000000	10.409468	4.09%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.243153	10.148537	9.80%	0	2009
	10.475613	9.243153	-11.77%	0	2008
	10.391646	10.475613	0.81%	0	2007
	10.000000	10.391646	3.92%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.189544	9.966894	38.63%	0	2009
	11.968200	7.189544	-39.93%	0	2008
	10.690610	11.968200	11.95%	0	2007
	10.000000	10.690610	6.91%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.113361	8.306090	35.87%	0	2009
	11.194081	6.113361	-45.39%	0	2008
	10.219554	11.194081	9.54%	0	2007
	10.000000	10.219554	2.20%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.913455	7.566033	27.95%	0	2009
	9.752934	5.913455	-39.37%	0	2008
	10.000000	9.752934	-2.47%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	8.905997	12.729796	42.94%	0	2009
	12.633128	8.905997	-29.50%	0	2008
	12.513336	12.633128	0.96%	0	2007
	11.555665	12.513336	8.29%	0	2006
	11.528431	11.555665	0.24%	0	2005
	10.695756	11.528431	7.79%	0	2004
	8.935042	10.695756	19.71%	0	2003
	8.841526	8.935042	1.06%	0	2002*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.000530	11.441954	43.01%	0	2009
	11.365871	8.000530	-29.61%	0	2008
	11.254436	11.365871	0.99%	0	2007
	10.393547	11.254436	8.28%	0	2006
	10.000000	10.393547	3.94%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	7.732144	9.819680	27.00%	0	2009
	14.641898	7.732144	-47.19%	0	2008
	11.764115	14.641898	24.46%	0	2007
	9.036698	11.764115	30.18%	0	2006
	7.088478	9.036698	27.48%	0	2005
	6.340503	7.088478	11.80%	0	2004
	4.775268	6.340503	32.78%	0	2003
	6.427129	4.775268	-25.70%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.498283	15.866370	26.95%	0	2009
	23.659857	12.498283	-47.18%	0	2008
	19.009209	23.659857	24.47%	0	2007
	14.603641	19.009209	30.17%	0	2006
	11.458329	14.603641	27.45%	0	2005
	10.235035	11.458329	11.95%	0	2004
	7.724922	10.235035	32.49%	0	2003
	10.000000	7.724922	-22.75%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	7.719382	9.446896	22.38%	0	2009
	14.167419	7.719382	-45.51%	0	2008
	12.070868	14.167419	17.37%	0	2007
	9.794136	12.070868	23.25%	0	2006
	8.382543	9.794136	16.84%	0	2005
	7.402625	8.382543	13.24%	0	2004
	5.557308	7.402625	33.21%	0	2003
	7.608458	5.557308	-26.96%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.071648	17.219950	22.37%	0	2009
	25.818917	14.071648	-45.50%	0	2008
	21.990389	25.818917	17.41%	0	2007
	17.852608	21.990389	23.18%	0	2006
	15.279541	17.852608	16.84%	0	2005
	13.493364	15.279541	13.24%	0	2004
	10.000000	13.493364	34.93%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.109202	7.650949	49.75%	0	2009
	10.000000	5.109202	-48.91%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.091263	7.843856	28.77%	0	2009
	10.000000	6.091263	-39.09%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.089368	7.825648	28.51%	0	2009
	10.000000	6.089368	-39.11%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	6.322636	7.997060	26.48%	0	2009
	10.000000	6.322636	-36.77%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	7.876573	9.239626	17.31%	0	2009
	10.000000	7.876573	-21.23%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	7.158286	8.701376	21.56%	0	2009
	10.000000	7.158286	-28.42%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	9.020692	9.981148	10.65%	0	2009
	10.000000	9.020692	-9.79%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	7.514175	8.970926	19.39%	0	2009
	10.000000	7.514175	-24.86%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	6.797165	8.423079	23.92%	0	2009
	10.000000	6.797165	-32.03%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	8.254524	9.509979	15.21%	0	2009
	10.000000	8.254524	-17.45%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.805483	10.442863	6.50%	0	2009
	10.000000	9.805483	-1.95%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.783754	10.401215	6.31%	0	2009
	10.000000	9.783754	-2.16%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.078884	20.911238	59.89%	0	2009
	31.631293	13.078884	-58.65%	0	2008
	22.196097	31.631293	42.51%	0	2007
	16.582052	22.196097	33.86%	0	2006
	12.768976	16.582052	29.86%	0	2005
	10.802038	12.768976	18.21%	0	2004
	6.676154	10.802038	61.80%	0	2003
	8.044715	6.676154	-17.01%	0	2002*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	14.589664	23.351122	60.05%	0	2009
	35.341831	14.589664	-58.72%	0	2008
	24.805062	35.341831	42.48%	0	2007
	18.541093	24.805062	33.78%	0	2006
	14.275630	18.541093	29.88%	0	2005
	12.075292	14.275630	18.22%	0	2004
	7.465081	12.075292	61.76%	0	2003
	10.000000	7.465081	-25.35%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.940684	14.014873	0.53%	0	2009
	13.219192	13.940684	5.46%	0	2008
	12.602135	13.219192	4.90%	0	2007
	12.455530	12.602135	1.18%	0	2006
	12.319888	12.455530	1.10%	0	2005
	12.186606	12.319888	1.09%	0	2004
	12.203933	12.186606	-0.14%	0	2003
	11.231951	12.203933	8.65%	0	2002*

NVIT NVIT Growth Fund: Class I - Q/NQ	3.579656	4.677503	30.67%	0	2009
	5.965717	3.579656	-40.00%	0	2008
	5.097975	5.965717	17.02%	0	2007
	4.904526	5.097975	3.94%	0	2006
	4.703664	4.904526	4.27%	0	2005
	4.442208	4.703664	5.89%	0	2004
	3.418252	4.442208	29.96%	0	2003
	4.898667	3.418252	-30.22%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.448593	8.119311	25.91%	0	2009
	11.574863	6.448593	-44.29%	0	2008
	10.809622	11.574863	7.08%	0	2007
	10.000000	10.809622	8.10%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.127916	11.367379	24.53%	0	2009
	14.763434	9.127916	-38.17%	0	2008
	14.233770	14.763434	3.72%	0	2007
	12.439821	14.233770	14.42%	0	2006
	11.772148	12.439821	5.67%	0	2005
	10.545460	11.772148	11.63%	34,781	2004
	8.168360	10.545460	29.10%	48,527	2003
	10.000000	8.168360	-18.32%	17,779	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.476527	14.77%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.032881	20.33%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.641051	11.363998	6.79%	0	2009
	11.565930	10.641051	-8.00%	0	2008
	11.212035	11.565930	3.16%	0	2007
	10.786946	11.212035	3.94%	0	2006
	10.665010	10.786946	1.14%	0	2005
	10.409473	10.665010	2.45%	79,997	2004
	9.853651	10.409473	5.64%	94,268	2003
	10.000000	9.853651	-1.46%	20,599	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.876294	11.519104	16.63%	0	2009
	13.135149	9.876294	-24.81%	0	2008
	12.699711	13.135149	3.43%	0	2007
	11.648839	12.699711	9.02%	0	2006
	11.294395	11.648839	3.14%	0	2005
	10.532259	11.294395	7.24%	370,513	2004
	8.961185	10.532259	17.53%	389,888	2003
	10.000000	8.961185	-10.39%	60,567	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.508317	11.579252	21.78%	0	2009
	14.156450	9.508317	-32.83%	0	2008
	13.623857	14.156450	3.91%	0	2007
	12.148749	13.623857	12.14%	0	2006
	11.588986	12.148749	4.83%	0	2005
	10.560445	11.588986	9.74%	146,534	2004
	8.517407	10.560445	23.99%	150,152	2003
	10.000000	8.517407	-14.83%	34,071	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.331947	11.587882	12.16%	0	2009
	12.422545	10.331947	-16.83%	0	2008
	11.988026	12.422545	3.62%	0	2007
	11.293234	11.988026	6.15%	0	2006
	11.039557	11.293234	2.30%	0	2005
	10.522984	11.039557	4.91%	130,860	2004
	9.453586	10.522984	11.31%	147,689	2003
	10.000000	9.453586	-5.46%	27,595	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	11.915159	15.952449	33.88%	0	2009
	19.156302	11.915159	-37.80%	0	2008
	18.194066	19.156302	5.29%	0	2007
	16.910913	18.194066	7.59%	0	2006
	15.408276	16.910913	9.75%	0	2005
	13.599282	15.408276	13.30%	0	2004
	10.315991	13.599282	31.83%	0	2003
	12.441562	10.315991	-17.08%	0	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.887553	10.663389	-2.06%	0	2009
	10.897300	10.887553	-0.09%	0	2008
	10.623206	10.897300	2.58%	0	2007
	10.380196	10.623206	2.34%	0	2006
	10.326717	10.380196	0.52%	0	2005
	10.463331	10.326717	-1.31%	78,051	2004
	10.621324	10.463331	-1.49%	165,079	2003
	10.719296	10.621324	-0.91%	36,133	2002*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.655312	12.974880	21.77%	0	2009
	13.159351	10.655312	-19.03%	0	2008
	12.848901	13.159351	2.42%	0	2007
	12.518094	12.848901	2.64%	0	2006
	12.513070	12.518094	0.04%	0	2005
	11.997543	12.513070	4.30%	34,711	2004
	10.930457	11.997543	9.76%	28,810	2003
	10.414287	10.930457	4.96%	2,318	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.053818	8.087538	33.59%	0	2009
	10.000000	6.053818	-39.46%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.270475	14.326019	27.11%	0	2009
	21.452418	11.270475	-47.46%	0	2008
	21.291051	21.452418	0.76%	0	2007
	17.716509	21.291051	20.18%	0	2006
	16.148871	17.716509	9.71%	0	2005
	13.716090	16.148871	17.74%	0	2004
	10.000000	13.716090	37.16%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.274804	7.972276	27.05%	0	2009
	10.000000	6.274804	-37.25%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.259102	7.807353	24.74%	0	2009
	10.000000	6.259102	-37.41%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.191135	7.704994	24.45%	0	2009
	10.000000	6.191135	-38.09%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.662616	8.510135	27.73%	0	2009
	10.000000	6.662616	-33.37%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.317740	10.379235	24.78%	0	2009
	15.857723	8.317740	-47.55%	0	2008
	14.760544	15.857723	7.43%	0	2007
	14.607915	14.760544	1.04%	0	2006
	13.803450	14.607915	5.83%	0	2005
	12.431672	13.803450	11.03%	0	2004
	9.457357	12.431672	31.45%	0	2003
	14.481164	9.457357	-34.69%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.068725	17.383929	23.56%	0	2009
	21.181424	14.068725	-33.58%	0	2008
	23.240748	21.181424	-8.86%	0	2007
	20.237978	23.240748	14.84%	0	2006
	20.054519	20.237978	0.91%	0	2005
	17.463621	20.054519	14.84%	0	2004
	11.372033	17.463621	53.57%	0	2003
	15.948542	11.372033	-28.70%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	13.031335	17.184831	31.87%	0	2009
	21.535769	13.031335	-39.49%	0	2008
	21.541052	21.535769	-0.02%	0	2007
	19.637782	21.541052	9.69%	0	2006
	17.858063	19.637782	9.97%	0	2005
	15.325664	17.858063	16.52%	0	2004
	11.101037	15.325664	38.06%	0	2003
	13.716369	11.101037	-19.07%	0	2002*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.254228	7.720756	23.45%	0	2009
	10.931147	6.254228	-42.79%	0	2008
	10.322396	10.931147	5.90%	0	2007
	9.278688	10.322396	11.25%	0	2006
	8.820712	9.278688	5.19%	0	2005
	8.209369	8.820712	7.45%	0	2004
	6.576030	8.209369	24.84%	0	2003
	8.127729	6.576030	-19.09%	0	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.566771	7.130197	28.08%	0	2009
	10.000000	5.566771	-44.33%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.803617	10.280127	4.86%	0	2009
	10.000000	9.803617	-1.96%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.876384	28.76%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.851162	28.51%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.000337	7.551387	25.85%	0	2009
	9.727744	6.000337	-38.32%	0	2008
	10.162857	9.727744	-4.28%	0	2007
	8.955757	10.162857	13.48%	0	2006
	8.774641	8.955757	2.06%	0	2005
	7.627962	8.774641	15.03%	0	2004
	5.928033	7.627962	28.68%	0	2003
	8.089339	5.928033	-26.72%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	6.625054	9.373395	41.48%	0	2009
	12.421728	6.625054	-46.67%	0	2008
	11.116689	12.421728	11.74%	0	2007
	10.518457	11.116689	5.69%	0	2006
	10.222216	10.518457	2.90%	0	2005
	9.764179	10.222216	4.69%	0	2004
	7.616546	9.764179	28.20%	0	2003
	10.637302	7.616546	-28.40%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.981440	17.753846	36.76%	0	2009
	22.172529	12.981440	-41.45%	0	2008
	21.300790	22.172529	4.09%	0	2007
	18.486390	21.300790	15.22%	0	2006
	16.513972	18.486390	11.94%	0	2005
	14.151574	16.513972	16.69%	34,854	2004
	10.000000	14.151574	41.52%	31,802	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	7.974083	10.911468	36.84%	0	2009
	13.618564	7.974083	-41.45%	0	2008
	13.085416	13.618564	4.07%	0	2007
	11.356156	13.085416	15.23%	0	2006
	10.147146	11.356156	11.91%	0	2005
	8.697915	10.147146	16.66%	0	2004
	6.211849	8.697915	40.02%	0	2003
	8.149095	6.211849	-23.77%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.968205	2.442382	24.09%	0	2009
	9.524889	1.968205	-79.34%	0	2008
	10.000000	9.524889	-4.75%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.135548	2.620016	22.69%	0	2009
	10.228503	2.135548	-79.12%	0	2008
	10.459744	10.228503	-2.21%	0	2007
	10.000000	10.459744	4.60%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.423663	8.067561	25.59%	0	2009
	10.664296	6.423663	-39.76%	0	2008
	10.432775	10.664296	2.22%	0	2007
	9.263984	10.432775	12.62%	0	2006
	8.928513	9.263984	3.76%	0	2005
	8.331849	8.928513	7.16%	0	2004
	6.715954	8.331849	24.06%	0	2003
	8.448257	6.715954	-20.50%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.858400	7.868634	34.31%	0	2009
	9.625704	5.858400	-39.14%	0	2008
	9.953774	9.625704	-3.30%	0	2007
	10.000000	9.953774	-0.46%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	5.494813	7.133537	29.82%	0	2009
	11.020395	5.494813	-50.14%	0	2008
	10.587644	11.020395	4.09%	0	2007
	10.503716	10.587644	0.80%	0	2006
	9.550936	10.503716	9.98%	0	2005
	8.144921	9.550936	17.26%	0	2004
	6.624244	8.144921	22.96%	0	2003
	9.370812	6.624244	-29.31%	0	2002*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.811888	8.12%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.890926	8.91%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.487522	9.005631	38.81%	0	2009
	11.555515	6.487522	-43.86%	0	2008
	10.494101	11.555515	10.11%	0	2007
	10.000000	10.494101	4.94%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.883511	8.440599	22.62%	0	2009
	11.032458	6.883511	-37.61%	0	2008
	10.938982	11.032458	0.85%	0	2007
	10.000000	10.938982	9.39%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.395771	10.085689	7.34%	0	2009
	10.688043	9.395771	-12.09%	0	2008
	10.353910	10.688043	3.23%	0	2007
	10.000000	10.353910	3.54%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	19.616237	25.006064	27.48%	0	2009
	23.566661	19.616237	-16.76%	0	2008
	22.598697	23.566661	4.28%	0	2007
	20.830834	22.598697	8.49%	0	2006
	18.954277	20.830834	9.90%	0	2005
	17.590800	18.954277	7.75%	0	2004
	14.052254	17.590800	25.18%	0	2003
	13.141724	14.052254	6.93%	0	2002*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.286134	21.489782	108.92%	0	2009
	29.809469	10.286134	-65.49%	0	2008
	22.136230	29.809469	34.66%	0	2007
	16.203540	22.136230	36.61%	0	2006
	12.550716	16.203540	29.10%	0	2005
	10.000000	12.550716	25.51%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	12.336027	25.746103	108.71%	0	2009
	35.779705	12.336027	-65.52%	0	2008
	26.560240	35.779705	34.71%	0	2007
	19.447799	26.560240	36.57%	0	2006
	15.048471	19.447799	29.23%	0	2005
	12.209884	15.048471	23.25%	0	2004
	8.088367	12.209884	50.96%	0	2003
	8.508987	8.088367	-4.94%	0	2002*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	16.859817	26.016240	54.31%	0	2009
	31.950946	16.859817	-47.23%	0	2008
	22.459454	31.950946	42.26%	0	2007
	18.420048	22.459454	21.93%	0	2006
	12.408650	18.420048	48.45%	0	2005
	10.000000	12.408650	24.09%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	21.213903	32.717365	54.23%	0	2009
	40.223141	21.213903	-47.26%	0	2008
	28.268718	40.223141	42.29%	0	2007
	23.192864	28.268718	21.89%	0	2006
	15.618187	23.192864	48.50%	0	2005
	12.841633	15.618187	21.62%	0	2004
	9.059454	12.841633	41.75%	0	2003
	9.523759	9.059454	-4.88%	0	2002*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	7.968312	9.912029	24.39%	0	2009
	13.100195	7.968312	-39.17%	0	2008
	12.171403	13.100195	7.63%	0	2007
	10.935639	12.171403	11.30%	0	2006
	10.271156	10.935639	6.47%	0	2005
	9.566724	10.271156	7.36%	0	2004
	7.239941	9.566724	32.14%	0	2003
	9.660204	7.239941	-25.05%	0	2002*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	7.252925	10.490231	44.63%	0	2009

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.617617	13.425261	39.59%	0	2009
	15.298059	9.617617	-37.13%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.736525	11.578828	7.85%	0	2009
	11.149561	10.736525	-3.70%	0	2008
	10.407763	11.149561	7.13%	0	2007
	10.469628	10.407763	-0.59%	0	2006
	10.534412	10.469628	-0.61%	0	2005
	10.174656	10.534412	3.54%	0	2004
	10.000000	10.174656	1.75%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	6.905005	7.979243	15.56%	0	2009
	10.788333	6.905005	-36.00%	0	2008
	11.034148	10.788333	-2.23%	0	2007
	9.630273	11.034148	14.58%	0	2006
	9.405665	9.630273	2.39%	0	2005
	8.506975	9.405665	10.56%	0	2004
	6.720908	8.506975	26.57%	0	2003
	8.518985	6.720908	-21.11%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.778587	9.890566	27.15%	0	2009
	10.508294	7.778587	-25.98%	0	2008
	10.993942	10.508294	-4.42%	0	2007
	10.000000	10.993942	9.94%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	10.700461	12.550165	17.29%	0	2009
	14.935036	10.700461	-28.35%	0	2008
	16.091915	14.935036	-7.19%	0	2007
	13.859194	16.091915	16.11%	0	2006
	13.484039	13.859194	2.78%	0	2005
	12.052689	13.484039	11.88%	0	2004
	9.551316	12.052689	26.19%	0	2003
	11.171284	9.551316	-14.50%	0	2002*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	12.002530	20.03%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.096851	0.97%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.388653	11.485886	22.34%	0	2009
	13.888963	9.388653	-32.40%	0	2008
	14.289469	13.888963	-2.80%	0	2007
	12.763255	14.289469	11.96%	0	2006
	12.163030	12.763255	4.93%	0	2005
	10.198281	12.163030	19.27%	0	2004
	7.564269	10.198281	34.82%	0	2003
	10.000000	7.564269	-24.36%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.096463	6.670270	30.88%	0	2009
	7.943025	5.096463	-35.84%	0	2008
	7.532086	7.943025	5.46%	0	2007
	7.048600	7.532086	6.86%	0	2006
	6.951672	7.048600	1.39%	0	2005
	6.688974	6.951672	3.93%	0	2004
	5.425087	6.688974	23.30%	0	2003
	7.803211	5.425087	-30.48%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	6.218655	7.687382	23.62%	0	2009
	10.110963	6.218655	-38.50%	0	2008
	9.818359	10.110963	2.98%	0	2007
	8.687121	9.818359	13.02%	0	2006
	8.479597	8.687121	2.45%	0	2005
	7.832447	8.479597	8.26%	0	2004
	6.235687	7.832447	25.61%	0	2003
	8.208564	6.235687	-24.03%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	7.317274	8.775175	19.92%	0	2009
	10.615188	7.317274	-31.07%	0	2008
	10.127371	10.615188	4.82%	0	2007
	8.885193	10.127371	13.98%	0	2006
	8.699022	8.885193	2.14%	0	2005
	8.463081	8.699022	2.79%	0	2004
	7.137823	8.463081	18.57%	0	2003
	8.758825	7.137823	-18.51%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.660402	13.741405	17.85%	0	2009
	12.853350	11.660402	-9.28%	0	2008
	12.466146	12.853350	3.11%	0	2007
	12.231189	12.466146	1.92%	0	2006
	12.339114	12.231189	-0.87%	0	2005
	12.169693	12.339114	1.39%	0	2004
	11.884957	12.169693	2.40%	0	2003
	11.111890	11.884957	6.96%	0	2002*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.145331	9.895266	21.48%	0	2009
	11.110641	8.145331	-26.69%	0	2008
	10.452402	11.110641	6.30%	0	2007
	10.000000	10.452402	4.52%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.431712	9.364543	26.01%	0	2009
	11.287639	7.431712	-34.16%	0	2008
	10.472276	11.287639	7.79%	0	2007
	10.000000	10.472276	4.72%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	6.917020	8.893878	28.58%	0	2009
	11.416142	6.917020	-39.41%	0	2008
	10.492310	11.416142	8.80%	0	2007
	10.000000	10.492310	4.92%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	8.911892	11.830371	32.75%	0	2009
	15.871738	8.911892	-43.85%	0	2008
	13.805265	15.871738	14.97%	0	2007
	12.642514	13.805265	9.20%	0	2006
	11.056607	12.642514	14.34%	0	2005
	9.796715	11.056607	12.86%	0	2004
	7.800188	9.796715	25.60%	0	2003
	8.801213	7.800188	-11.37%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.926591	8.557987	44.40%	0	2009
	13.284760	5.926591	-55.39%	0	2008
	9.322976	13.284760	42.49%	0	2007
	10.000000	9.322976	-6.77%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	6.969743	8.867966	27.24%	0	2009
	12.432583	6.969743	-43.94%	0	2008
	12.529656	12.432583	-0.77%	0	2007
	10.663017	12.529656	17.51%	0	2006
	10.303367	10.663017	3.49%	0	2005
	9.453639	10.303367	8.99%	0	2004
	7.419096	9.453639	27.42%	0	2003
	9.135077	7.419096	-18.78%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	3.939131	5.616700	42.59%	0	2009
	8.958660	3.939131	-56.03%	0	2008
	7.441763	8.958660	20.38%	0	2007
	7.222009	7.441763	3.04%	0	2006
	6.779429	7.222009	6.53%	0	2005
	6.471511	6.779429	4.76%	0	2004
	5.100632	6.471511	26.88%	0	2003
	6.676003	5.100632	-23.60%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.340836	6.697024	25.39%	0	2009
	10.344749	5.340836	-48.37%	0	2008
	8.333858	10.344749	24.13%	0	2007
	7.979337	8.333858	4.44%	0	2006
	7.716381	7.979337	3.41%	0	2005
	7.636709	7.716381	1.04%	0	2004
	5.877549	7.636709	29.93%	0	2003
	8.605815	5.877549	-31.70%	0	2002*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	6.827674	9.605582	40.69%	0	2009
	9.311628	6.827674	-26.68%	0	2008
	9.271042	9.311628	0.44%	0	2007
	8.521607	9.271042	8.79%	0	2006
	8.493992	8.521607	0.33%	0	2005
	7.929810	8.493992	7.11%	0	2004
	6.382519	7.929810	24.24%	0	2003
	6.294993	6.382519	1.39%	0	2002*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.152034	10.072898	40.84%	0	2009
	9.742912	7.152034	-26.59%	0	2008
	10.000000	9.742912	-2.57%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.105926	11.438654	13.19%	0	2009
	10.685432	10.105926	-5.42%	0	2008
	10.480113	10.685432	1.96%	0	2007
	10.268217	10.480113	2.06%	0	2006
	10.279382	10.268217	-0.11%	0	2005
	10.070300	10.279382	2.08%	0	2004
	10.000000	10.070300	0.70%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.554095	8.979490	37.01%	0	2009
	11.073276	6.554095	-40.81%	0	2008
	9.800151	11.073276	12.99%	0	2007
	10.000000	9.800151	-2.00%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.144178	10.075911	23.72%	0	2009
	14.827724	8.144178	-45.07%	0	2008
	12.930372	14.827724	14.67%	0	2007
	11.203058	12.930372	15.42%	0	2006
	9.622805	11.203058	16.42%	0	2005
	8.665395	9.622805	11.05%	0	2004
	6.183841	8.665395	40.13%	0	2003
	7.933931	6.183841	-22.06%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.120610	12.526319	23.77%	0	2009
	18.430385	10.120610	-45.09%	0	2008
	16.069496	18.430385	14.69%	0	2007
	13.922499	16.069496	15.42%	0	2006
	11.963391	13.922499	16.38%	0	2005
	10.772293	11.963391	11.06%	0	2004
	7.684818	10.772293	40.18%	0	2003
	10.000000	7.684818	-23.15%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.178428	11.055685	54.01%	0	2009
	15.026637	7.178428	-52.23%	0	2008
	14.544203	15.026637	3.32%	0	2007
	12.791050	14.544203	13.71%	0	2006
	12.745663	12.791050	0.36%	0	2005
	11.427270	12.745663	11.54%	0	2004
	7.400922	11.427270	54.40%	0	2003
	10.000000	7.400922	-25.99%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.724985	10.249637	32.68%	0	2009
	11.223320	7.724985	-31.17%	0	2008
	11.055909	11.223320	1.51%	0	2007
	10.000000	11.055909	10.56%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.321721	7.989297	26.38%	0	2009
	9.645600	6.321721	-34.46%	0	2008
	10.099105	9.645600	-4.49%	0	2007
	10.000000	10.099105	0.99%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.560161	8.361041	27.45%	0	2009
	10.000000	6.560161	-34.40%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.185888	10.449492	68.92%	0	2009
	13.358140	6.185888	-53.69%	0	2008
	10.608731	13.358140	25.92%	0	2007
	10.000000	10.608731	6.09%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.112006	9.547734	34.25%	0	2009
	12.194000	7.112006	-41.68%	0	2008
	10.795819	12.194000	12.95%	0	2007
	10.000000	10.795819	7.96%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.729910	13.622551	16.14%	0	2009
	11.287075	11.729910	3.92%	0	2008
	10.390096	11.287075	8.63%	0	2007
	10.000000	10.390096	3.90%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.025968	8.299284	18.12%	0	2009
	12.515588	7.025968	-43.86%	0	2008
	11.448819	12.515588	9.32%	0	2007
	11.031421	11.448819	3.78%	0	2006*

Invecso - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.478960	10.391093	38.94%	0	2009
	14.457127	7.478960	-48.27%	0	2008
	13.366585	14.457127	8.16%	0	2007
	11.749438	13.366585	13.76%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	16.033229	19.618135	22.36%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	5.908972	8.442557	42.88%	0	2009
	10.844174	5.908972	-45.51%	0	2008
	8.111859	10.844174	33.68%	0	2007
	7.597051	8.111859	6.78%	0	2006
	6.897381	7.597051	10.14%	0	2005
	5.975238	6.897381	15.43%	0	2004
	5.078815	5.975238	17.65%	0	2003
	6.173947	5.078815	-17.74%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.537930	11.587126	53.72%	0	2009
	13.731546	7.537930	-45.11%	0	2008
	11.527184	13.731546	19.12%	0	2007
	10.913285	11.527184	5.63%	0	2006
	10.017631	10.913285	8.94%	0	2005
	10.152930	10.017631	-1.33%	0	2004
	7.051900	10.152930	43.97%	0	2003
	10.000000	7.051900	-29.48%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.424699	3.722508	53.52%	0	2009
	4.422984	2.424699	-45.18%	0	2008
	3.714659	4.422984	19.07%	0	2007
	3.520479	3.714659	5.52%	0	2006
	3.225081	3.520479	9.16%	0	2005
	3.277394	3.225081	-1.60%	0	2004
	2.286600	3.277394	43.33%	0	2003
	3.956393	2.286600	-42.20%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.788383	22.408285	75.22%	0	2009
	27.349328	12.788383	-53.24%	0	2008
	21.826011	27.349328	25.31%	0	2007
	15.204202	21.826011	43.55%	0	2006
	11.768944	15.204202	29.19%	0	2005
	10.131729	11.768944	16.16%	0	2004
	7.695550	10.131729	31.66%	0	2003
	10.000000	7.695550	-23.04%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.317560	12.822056	75.22%	0	2009
	15.655600	7.317560	-53.26%	0	2008
	12.499202	15.655600	25.25%	0	2007
	8.711032	12.499202	43.49%	0	2006
	6.746806	8.711032	29.11%	0	2005
	5.809420	6.746806	16.14%	0	2004
	4.412971	5.809420	31.64%	0	2003
	6.074850	4.412971	-27.36%	0	2002*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.061770	11.234179	23.97%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.662266	11.577186	19.82%	0	2009
	14.682307	9.662266	-34.19%	0	2008
	13.947521	14.682307	5.27%	0	2007
	11.827697	13.947521	17.92%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.628043	9.567726	10.89%	0	2009
	10.185461	8.628043	-15.29%	0	2008
	9.936362	10.185461	2.51%	0	2007
	9.744611	9.936362	1.97%	0	2006
	9.816451	9.744611	-0.73%	0	2005
	9.954572	9.816451	-1.39%	0	2004
	10.000000	9.954572	-0.45%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.911059	9.502336	20.11%	0	2009
	13.358178	7.911059	-40.78%	0	2008
	13.583429	13.358178	-1.66%	0	2007
	13.188462	13.583429	2.99%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.144398	10.473749	28.60%	0	2009
	13.745280	8.144398	-40.75%	0	2008
	13.055015	13.745280	5.29%	0	2007
	11.733259	13.055015	11.27%	0	2006
	11.220861	11.733259	4.57%	0	2005
	10.000000	11.220861	12.21%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.254500	12.55%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.383633	23.84%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.425270	8.966848	20.76%	0	2009
	10.806270	7.425270	-31.29%	0	2008
	10.405944	10.806270	3.85%	0	2007
	10.000000	10.405944	4.06%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.230548	10.129525	9.74%	0	2009
	10.466687	9.230548	-11.81%	0	2008
	10.388122	10.466687	0.76%	0	2007
	10.000000	10.388122	3.88%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.179740	9.948218	38.56%	0	2009
	11.957998	7.179740	-39.96%	0	2008
	10.686985	11.957998	11.89%	0	2007
	10.000000	10.686985	6.87%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.105029	8.290539	35.80%	0	2009
	11.184549	6.105029	-45.42%	0	2008
	10.216091	11.184549	9.48%	0	2007
	10.000000	10.216091	2.16%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.908398	7.555705	27.88%	0	2009
	9.749596	5.908398	-39.40%	0	2008
	10.000000	9.749596	-2.50%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	8.862173	12.660695	42.86%	0	2009
	12.577397	8.862173	-29.54%	0	2008
	12.464531	12.577397	0.91%	0	2007
	11.516457	12.464531	8.23%	0	2006
	11.495171	11.516457	0.19%	0	2005
	10.670340	11.495171	7.73%	0	2004
	8.918357	10.670340	19.64%	0	2003
	8.829517	8.918357	1.01%	0	2002*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.985550	11.414715	42.94%	0	2009
	11.350392	7.985550	-29.65%	0	2008
	11.244887	11.350392	0.94%	0	2007
	10.390020	11.244887	8.23%	0	2006
	10.000000	10.390020	3.90%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	7.699580	9.773315	26.93%	0	2009
	14.587716	7.699580	-47.22%	0	2008
	11.726598	14.587716	24.40%	0	2007
	9.012466	11.726598	30.12%	0	2006
	7.073070	9.012466	27.42%	0	2005
	6.329968	7.073070	11.74%	0	2004
	4.769772	6.329968	32.71%	0	2003
	6.423028	4.769772	-25.74%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.455776	15.804324	26.88%	0	2009
	23.591465	12.455776	-47.20%	0	2008
	18.963987	23.591465	24.40%	0	2007
	14.576313	18.963987	30.10%	0	2006
	11.442705	14.576313	27.39%	0	2005
	10.226299	11.442705	11.89%	0	2004
	7.722271	10.226299	32.43%	0	2003
	10.000000	7.722271	-22.78%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	7.681351	9.395559	22.32%	0	2009
	14.104844	7.681351	-45.54%	0	2008
	12.023726	14.104844	17.31%	0	2007
	9.760853	12.023726	23.18%	0	2006
	8.358312	9.760853	16.78%	0	2005
	7.384983	8.358312	13.18%	0	2004
	5.546904	7.384983	33.14%	0	2003
	7.598105	5.546904	-27.00%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	14.030981	17.161409	22.31%	0	2009
	25.757478	14.030981	-45.53%	0	2008
	21.949333	25.757478	17.35%	0	2007
	17.828355	21.949333	23.11%	0	2006
	15.266547	17.828355	16.78%	0	2005
	13.488768	15.266547	13.18%	0	2004
	10.000000	13.488768	34.89%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.107449	7.644429	49.67%	0	2009
	10.000000	5.107449	-48.93%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.089184	7.837169	28.71%	0	2009
	10.000000	6.089184	-39.11%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.087288	7.818986	28.45%	0	2009
	10.000000	6.087288	-39.13%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	6.320475	7.990243	26.42%	0	2009
	10.000000	6.320475	-36.80%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	7.873896	9.231775	17.25%	0	2009
	10.000000	7.873896	-21.26%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	7.155840	8.693971	21.49%	0	2009
	10.000000	7.155840	-28.44%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	9.017623	9.972650	10.59%	0	2009
	10.000000	9.017623	-9.82%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	7.511606	8.963277	19.33%	0	2009
	10.000000	7.511606	-24.88%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	6.794850	8.415919	23.86%	0	2009
	10.000000	6.794850	-32.05%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	8.251709	9.501879	15.15%	0	2009
	10.000000	8.251709	-17.48%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.802132	10.433971	6.45%	0	2009
	10.000000	9.802132	-1.98%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.780422	10.392365	6.26%	0	2009
	10.000000	9.780422	-2.20%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.023874	20.812659	59.80%	0	2009
	31.514424	13.023874	-58.67%	0	2008
	22.125426	31.514424	42.44%	0	2007
	16.537671	22.125426	33.79%	0	2006
	12.741281	16.537671	29.80%	0	2005
	10.784110	12.741281	18.15%	0	2004
	6.668475	10.784110	61.72%	0	2003
	8.039579	6.668475	-17.05%	0	2002*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	14.540063	23.259856	59.97%	0	2009
	35.239762	14.540063	-58.74%	0	2008
	24.746113	35.239762	42.41%	0	2007
	18.506459	24.746113	33.72%	0	2006
	14.256207	18.506459	29.81%	0	2005
	12.065018	14.256207	18.16%	0	2004
	7.462526	12.065018	61.67%	0	2003
	10.000000	7.462526	-25.37%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.872071	13.938775	0.48%	0	2009
	13.160846	13.872071	5.40%	0	2008
	12.552950	13.160846	4.84%	0	2007
	12.413236	12.552950	1.13%	0	2006
	12.284309	12.413236	1.05%	0	2005
	12.157611	12.284309	1.04%	0	2004
	12.181115	12.157611	-0.19%	0	2003
	11.216684	12.181115	8.60%	0	2002*

NVIT NVIT Growth Fund: Class I - Q/NQ	3.562000	4.652066	30.60%	0	2009
	5.939328	3.562000	-40.03%	0	2008
	5.078044	5.939328	16.96%	0	2007
	4.887844	5.078044	3.89%	0	2006
	4.690047	4.887844	4.22%	0	2005
	4.431602	4.690047	5.83%	0	2004
	3.411839	4.431602	29.89%	0	2003
	4.891995	3.411839	-30.26%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.439806	8.104100	25.84%	0	2009
	11.565008	6.439806	-44.32%	0	2008
	10.805966	11.565008	7.02%	0	2007
	10.000000	10.805966	8.06%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.095650	11.321413	24.47%	0	2009
	14.718787	9.095650	-38.20%	0	2008
	14.198005	14.718787	3.67%	0	2007
	12.414889	14.198005	14.36%	0	2006
	11.754545	12.414889	5.62%	0	2005
	10.535072	11.754545	11.58%	6,062	2004
	8.164471	10.535072	29.04%	2,930	2003
	10.000000	8.164471	-18.36%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.472614	14.73%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.028785	20.29%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.603430	11.318042	6.74%	0	2009
	11.530938	10.603430	-8.04%	0	2008
	11.183860	11.530938	3.10%	0	2007
	10.765318	11.183860	3.89%	0	2006
	10.649052	10.765318	1.09%	0	2005
	10.399210	10.649052	2.40%	15,126	2004
	9.848954	10.399210	5.59%	5,850	2003
	10.000000	9.848954	-1.51%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.841353	11.472481	16.57%	0	2009
	13.095364	9.841353	-24.85%	0	2008
	12.667750	13.095364	3.38%	0	2007
	11.625445	12.667750	8.97%	0	2006
	11.277457	11.625445	3.09%	0	2005
	10.521843	11.277457	7.18%	59,724	2004
	8.956898	10.521843	17.47%	53,083	2003
	10.000000	8.956898	-10.43%	35,153	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.474674	11.532390	21.72%	0	2009
	14.113594	9.474674	-32.87%	0	2008
	13.589597	14.113594	3.86%	0	2007
	12.124375	13.589597	12.08%	0	2006
	11.571630	12.124375	4.78%	0	2005
	10.550021	11.571630	9.68%	60,535	2004
	8.513348	10.550021	23.92%	62,162	2003
	10.000000	8.513348	-14.87%	21,275	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.295423	11.541012	12.10%	0	2009
	12.384961	10.295423	-16.87%	0	2008
	11.957904	12.384961	3.57%	0	2007
	11.270594	11.957904	6.10%	0	2006
	11.023031	11.270594	2.25%	0	2005
	10.512612	11.023031	4.86%	33,156	2004
	9.449094	10.512612	11.26%	33,336	2003
	10.000000	9.449094	-5.51%	5,735	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	11.856442	15.865734	33.82%	0	2009
	19.071694	11.856442	-37.83%	0	2008
	18.123018	19.071694	5.23%	0	2007
	16.853455	18.123018	7.53%	0	2006
	15.363749	16.853455	9.70%	0	2005
	13.566907	15.363749	13.24%	0	2004
	10.296690	13.566907	31.76%	0	2003
	12.424639	10.296690	-17.13%	0	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.833890	10.605413	-2.11%	0	2009
	10.849130	10.833890	-0.14%	0	2008
	10.581681	10.849130	2.53%	0	2007
	10.344890	10.581681	2.29%	0	2006
	10.296837	10.344890	0.47%	0	2005
	10.438388	10.296837	-1.36%	2,478	2004
	10.601417	10.438388	-1.54%	8,932	2003
	10.704673	10.601417	-0.96%	19,758	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.602815	12.904361	21.71%	0	2009
	13.101219	10.602815	-19.07%	0	2008
	12.798707	13.101219	2.36%	0	2007
	12.475539	12.798707	2.59%	0	2006
	12.476882	12.475539	-0.01%	0	2005
	11.968967	12.476882	4.24%	0	2004
	10.909995	11.968967	9.71%	0	2003
	10.400105	10.909995	4.90%	1,301	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.051747	8.080648	33.53%	0	2009
	10.000000	6.051747	-39.48%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.237865	14.277279	27.05%	0	2009
	21.401317	11.237865	-47.49%	0	2008
	21.251260	21.401317	0.71%	0	2007
	17.692400	21.251260	20.12%	0	2006
	16.135118	17.692400	9.65%	0	2005
	13.711404	16.135118	17.68%	0	2004
	10.000000	13.711404	37.11%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.272656	7.965480	26.99%	0	2009
	10.000000	6.272656	-37.27%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.256962	7.800703	24.67%	0	2009
	10.000000	6.256962	-37.43%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.189019	7.698444	24.39%	0	2009
	10.000000	6.189019	-38.11%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.660337	8.502885	27.66%	0	2009
	10.000000	6.660337	-33.40%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.276754	10.322816	24.72%	0	2009
	15.787688	8.276754	-47.57%	0	2008
	14.702910	15.787688	7.38%	0	2007
	14.558304	14.702910	0.99%	0	2006
	13.763578	14.558304	5.77%	0	2005
	12.402090	13.763578	10.98%	0	2004
	9.439666	12.402090	31.38%	0	2003
	14.461467	9.439666	-34.73%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	13.999411	17.289435	23.50%	0	2009
	21.087866	13.999411	-33.61%	0	2008
	23.149986	21.087866	-8.91%	0	2007
	20.169222	23.149986	14.78%	0	2006
	19.996570	20.169222	0.86%	0	2005
	17.422041	19.996570	14.78%	0	2004
	11.350750	17.422041	53.49%	0	2003
	15.926842	11.350750	-28.73%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	12.967162	17.091472	31.81%	0	2009
	21.440696	12.967162	-39.52%	0	2008
	21.456982	21.440696	-0.08%	0	2007
	19.571106	21.456982	9.64%	0	2006
	17.806477	19.571106	9.91%	0	2005
	15.289191	17.806477	16.46%	0	2004
	11.080273	15.289191	37.99%	0	2003
	13.697716	11.080273	-19.11%	0	2002*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.223433	7.678815	23.39%	0	2009
	10.882913	6.223433	-42.81%	0	2008
	10.282121	10.882913	5.84%	0	2007
	9.247193	10.282121	11.19%	0	2006
	8.795250	9.247193	5.14%	0	2005
	8.189846	8.795250	7.39%	0	2004
	6.563740	8.189846	24.77%	0	2003
	8.116686	6.563740	-19.13%	0	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.564864	7.124114	28.02%	0	2009
	10.000000	5.564864	-44.35%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.800278	10.271377	4.81%	0	2009
	10.000000	9.800278	-2.00%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.872007	28.72%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.846780	28.47%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	5.970793	7.510386	25.79%	0	2009
	9.684811	5.970793	-38.35%	0	2008
	10.123215	9.684811	-4.33%	0	2007
	8.925360	10.123215	13.42%	0	2006
	8.749300	8.925360	2.01%	0	2005
	7.609813	8.749300	14.97%	0	2004
	5.916952	7.609813	28.61%	0	2003
	8.078351	5.916952	-26.76%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	6.592435	9.322481	41.41%	0	2009
	12.366885	6.592435	-46.69%	0	2008
	11.073291	12.366885	11.68%	0	2007
	10.482735	11.073291	5.63%	0	2006
	10.192683	10.482735	2.85%	0	2005
	9.740938	10.192683	4.64%	0	2004
	7.602298	9.740938	28.13%	0	2003
	10.622832	7.602298	-28.43%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.943896	17.693441	36.69%	0	2009
	22.119728	12.943896	-41.48%	0	2008
	21.260992	22.119728	4.04%	0	2007
	18.461250	21.260992	15.17%	0	2006
	16.499905	18.461250	11.89%	0	2005
	14.146751	16.499905	16.63%	3,159	2004
	10.000000	14.146751	41.47%	1,890	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	7.938848	10.857691	36.77%	0	2009
	13.565349	7.938848	-41.48%	0	2008
	13.040979	13.565349	4.02%	0	2007
	11.323354	13.040979	15.17%	0	2006
	10.122992	11.323354	11.86%	0	2005
	8.681630	10.122992	16.60%	0	2004
	6.203380	8.681630	39.95%	0	2003
	8.142142	6.203380	-23.81%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.966526	2.439043	24.03%	0	2009
	9.521642	1.966526	-79.35%	0	2008
	10.000000	9.521642	-4.78%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.132626	2.615097	22.62%	0	2009
	10.219775	2.132626	-79.13%	0	2008
	10.456199	10.219775	-2.26%	0	2007
	10.000000	10.456199	4.56%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.392040	8.023745	25.53%	0	2009
	10.617243	6.392040	-39.80%	0	2008
	10.392082	10.617243	2.17%	0	2007
	9.232535	10.392082	12.56%	0	2006
	8.902729	9.232535	3.70%	0	2005
	8.312026	8.902729	7.11%	0	2004
	6.703398	8.312026	24.00%	0	2003
	8.436772	6.703398	-20.55%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.850420	7.853903	34.25%	0	2009
	9.617509	5.850420	-39.17%	0	2008
	9.950401	9.617509	-3.35%	0	2007
	10.000000	9.950401	-0.50%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	5.467711	7.094721	29.76%	0	2009
	10.971677	5.467711	-50.17%	0	2008
	10.546248	10.971677	4.03%	0	2007
	10.467994	10.546248	0.75%	0	2006
	9.523311	10.467994	9.92%	0	2005
	8.125514	9.523311	17.20%	0	2004
	6.611835	8.125514	22.89%	0	2003
	9.358057	6.611835	-29.35%	0	2002*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.808196	8.08%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.887208	8.87%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.478668	8.988759	38.74%	0	2009
	11.545677	6.478668	-43.89%	0	2008
	10.490554	11.545677	10.06%	0	2007
	10.000000	10.490554	4.91%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.874113	8.424762	22.56%	0	2009
	11.023046	6.874113	-37.64%	0	2008
	10.935269	11.023046	0.80%	0	2007
	10.000000	10.935269	9.35%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.382969	10.066795	7.29%	0	2009
	10.678933	9.382969	-12.14%	0	2008
	10.350403	10.678933	3.17%	0	2007
	10.000000	10.350403	3.50%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	19.519697	24.870294	27.41%	0	2009
	23.462671	19.519697	-16.81%	0	2008
	22.510535	23.462671	4.23%	0	2007
	20.760127	22.510535	8.43%	0	2006
	18.899558	20.760127	9.84%	0	2005
	17.548980	18.899558	7.70%	0	2004
	14.026010	17.548980	25.12%	0	2003
	13.123880	14.026010	6.87%	0	2002*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.261651	21.427702	108.81%	0	2009
	29.753799	10.261651	-65.51%	0	2008
	22.106237	29.753799	34.59%	0	2007
	16.189827	22.106237	36.54%	0	2006
	12.546485	16.189827	29.04%	0	2005
	10.000000	12.546485	25.46%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	12.275212	25.606108	108.60%	0	2009
	35.621597	12.275212	-65.54%	0	2008
	26.456447	35.621597	34.64%	0	2007
	19.381670	26.456447	36.50%	0	2006
	15.004941	19.381670	29.17%	0	2005
	12.180802	15.004941	23.19%	0	2004
	8.073214	12.180802	50.88%	0	2003
	8.497392	8.073214	-4.99%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	16.819716	25.941112	54.23%	0	2009
	31.891289	16.819716	-47.26%	0	2008
	22.429031	31.891289	42.19%	0	2007
	18.404464	22.429031	21.87%	0	2006
	12.404463	18.404464	48.37%	0	2005
	10.000000	12.404463	24.04%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	21.109366	32.539518	54.15%	0	2009
	40.045464	21.109366	-47.29%	0	2008
	28.158299	40.045464	42.22%	0	2007
	23.114040	28.158299	21.82%	0	2006
	15.573028	23.114040	48.42%	0	2005
	12.811040	15.573028	21.56%	0	2004
	9.042491	12.811040	41.68%	0	2003
	9.510796	9.042491	-4.92%	0	2002*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	7.933107	9.863192	24.33%	0	2009
	13.048996	7.933107	-39.21%	0	2008
	12.130063	13.048996	7.58%	0	2007
	10.904035	12.130063	11.24%	0	2006
	10.246683	10.904035	6.42%	0	2005
	9.548806	10.246683	7.31%	0	2004
	7.230072	9.548806	32.07%	0	2003
	9.651982	7.230072	-25.09%	0	2002*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	7.220878	10.438528	44.56%	0	2009

Maximum Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	9.584868	13.372697	39.52%	65	2009
	15.253782	9.584868	-37.16%	65	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.705445	11.539410	7.79%	496	2009
	11.122971	10.705445	-3.75%	357	2008
	10.388282	11.122971	7.07%	0	2007
	10.455359	10.388282	-0.64%	0	2006
	10.525419	10.455359	-0.67%	0	2005
	10.171166	10.525419	3.48%	7,869	2004
	10.000000	10.171166	1.71%	5,144	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	6.870977	7.935854	15.50%	497	2009
	10.740675	6.870977	-36.03%	3,776	2008
	10.991050	10.740675	-2.28%	3,776	2007
	9.597554	10.991050	14.52%	3,776	2006
	9.378483	9.597554	2.34%	4,612	2005
	8.486720	9.378483	10.51%	5,493	2004
	6.708323	8.486720	26.51%	15,518	2003
	8.507395	6.708323	-21.15%	17,814	2002
	9.492984	8.507395	-10.38%	14,380	2001*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.767982	9.872041	27.09%	0	2009
	10.499337	7.767982	-26.01%	0	2008
	10.990225	10.499337	-4.47%	0	2007
	10.000000	10.990225	9.90%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	10.647731	12.481953	17.23%	10,076	2009
	14.869056	10.647731	-28.39%	10,214	2008
	16.029066	14.869056	-7.24%	15,100	2007
	13.812090	16.029066	16.05%	15,201	2006
	13.445055	13.812090	2.73%	16,284	2005
	12.023986	13.445055	11.82%	32,409	2004
	9.533443	12.023986	26.12%	34,120	2003
	11.156087	9.533443	-14.54%	37,456	2002
	10.111910	11.156087	10.33%	12,980	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	10.000000	11.998434	19.98%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.096572	0.97%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.356682	11.440921	22.28%	4,398	2009
	13.848764	9.356682	-32.44%	4,715	2008
	14.255437	13.848764	-2.85%	4,760	2007
	12.739348	14.255437	11.90%	5,003	2006
	12.146432	12.739348	4.88%	1,137	2005
	10.189578	12.146432	19.20%	1,037	2004
	7.561672	10.189578	34.75%	1,096	2003
	10.000000	7.561672	-24.38%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.071304	6.633946	30.81%	2,008	2009
	7.907868	5.071304	-35.87%	2,076	2008
	7.502604	7.907868	5.40%	2,305	2007
	7.024598	7.502604	6.80%	2,414	2006
	6.931538	7.024598	1.34%	2,422	2005
	6.673008	6.931538	3.87%	2,390	2004
	5.414906	6.673008	23.23%	2,330	2003
	7.792572	5.414906	-30.51%	2,248	2002
	10.292793	7.792572	-24.29%	922	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	6.187991	7.645562	23.55%	9,973	2009
	10.066260	6.187991	-38.53%	10,397	2008
	9.779977	10.066260	2.93%	13,948	2007
	8.657565	9.779977	12.96%	15,376	2006
	8.455066	8.657565	2.40%	15,161	2005
	7.813792	8.455066	8.21%	25,104	2004
	6.224012	7.813792	25.54%	28,516	2003
	8.197399	6.224012	-24.07%	36,635	2002
	9.545801	8.197399	-14.13%	11,021	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	7.281204	8.727467	19.86%	1,364	2009
	10.568283	7.281204	-31.10%	1,393	2008
	10.087808	10.568283	4.76%	1,209	2007
	8.854989	10.087808	13.92%	1,271	2006
	8.673868	8.854989	2.09%	1,287	2005
	8.442921	8.673868	2.74%	1,343	2004
	7.124457	8.442921	18.51%	882	2003
	8.746914	7.124457	-18.55%	2,622	2002
	9.863100	8.746914	-11.32%	3,171	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.602934	13.666705	17.79%	4,196	2009
	12.796547	11.602934	-9.33%	5,884	2008
	12.417436	12.796547	3.05%	11,559	2007
	12.189609	12.417436	1.87%	14,172	2006
	12.303438	12.189609	-0.93%	15,371	2005
	12.140716	12.303438	1.34%	18,686	2004
	11.862727	12.140716	2.34%	23,245	2003
	11.096780	11.862727	6.90%	24,434	2002
	10.505742	11.096780	5.63%	31,998	2001*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	8.134234	9.876750	21.42%	0	2009
	11.101187	8.134234	-26.73%	0	2008
	10.448873	11.101187	6.24%	0	2007
	10.000000	10.448873	4.49%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	7.421577	9.346999	25.94%	0	2009
	11.278025	7.421577	-34.19%	0	2008
	10.468731	11.278025	7.73%	0	2007
	10.000000	10.468731	4.69%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	6.907583	8.877203	28.51%	0	2009
	11.406412	6.907583	-39.44%	0	2008
	10.488750	11.406412	8.75%	0	2007
	10.000000	10.488750	4.89%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	8.867969	11.766047	32.68%	13,815	2009
	15.801609	8.867969	-43.88%	15,568	2008
	13.751323	15.801609	14.91%	17,860	2007
	12.599545	13.751323	9.14%	19,575	2006
	11.024639	12.599545	14.29%	19,364	2005
	9.773384	11.024639	12.80%	15,088	2004
	7.785588	9.773384	25.53%	24,165	2003
	8.789237	7.785588	-11.42%	23,235	2002
	10.256023	8.789237	-14.30%	9,915	2001*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.918496	8.541938	44.33%	68	2009
	13.273426	5.918496	-55.41%	68	2008
	9.319807	13.273426	42.42%	221	2007
	10.000000	9.319807	-6.80%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	6.935423	8.819788	27.17%	9,126	2009
	12.377697	6.935423	-43.97%	10,941	2008
	12.480760	12.377697	-0.83%	14,407	2007
	10.626821	12.480760	17.45%	15,866	2006
	10.273613	10.626821	3.44%	22,419	2005
	9.431146	10.273613	8.93%	26,140	2004
	7.405226	9.431146	27.36%	24,278	2003
	9.122665	7.405226	-18.83%	25,233	2002
	9.829356	9.122665	-7.19%	8,921	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	3.919710	5.586149	42.51%	0	2009
	8.919058	3.919710	-56.05%	268	2008
	7.412676	8.919058	20.32%	268	2007
	7.197447	7.412676	2.99%	268	2006
	6.759816	7.197447	6.47%	268	2005
	6.456082	6.759816	4.70%	0	2004
	5.091068	6.456082	26.81%	0	2003
	6.666912	5.091068	-23.64%	2,479	2002
	7.968441	6.666912	-16.33%	2,479	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.314525	6.660623	25.33%	7,803	2009
	10.299075	5.314525	-48.40%	8,459	2008
	8.301332	10.299075	24.07%	8,870	2007
	7.952242	8.301332	4.39%	8,840	2006
	7.694090	7.952242	3.36%	8,852	2005
	7.618533	7.694090	0.99%	17,167	2004
	5.866545	7.618533	29.86%	15,817	2003
	8.594096	5.866545	-31.74%	12,016	2002
	10.682489	8.594096	-19.55%	2,569	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	6.793998	9.553330	40.61%	6,082	2009
	9.270443	6.793998	-26.71%	6,211	2008
	9.234781	9.270443	0.39%	10,012	2007
	8.492610	9.234781	8.74%	13,034	2006
	8.469429	8.492610	0.27%	15,133	2005
	7.910922	8.469429	7.06%	17,155	2004
	6.370568	7.910922	24.18%	16,625	2003
	6.286416	6.370568	1.34%	19,278	2002
	7.296736	6.286416	-13.85%	1,238	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	7.145920	10.059148	40.77%	1,953	2009
	9.739577	7.145920	-26.63%	1,363	2008
	10.000000	9.739577	-2.60%	780	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.076699	11.399748	13.13%	632	2009
	10.659989	10.076699	-5.47%	0	2008
	10.460531	10.659989	1.91%	0	2007
	10.254255	10.460531	2.01%	0	2006
	10.270637	10.254255	-0.16%	0	2005
	10.066869	10.270637	2.02%	0	2004
	10.000000	10.066869	0.67%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.545147	8.962645	36.94%	0	2009
	11.063830	6.545147	-40.84%	0	2008
	9.796829	11.063830	12.93%	0	2007
	10.000000	9.796829	-2.03%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.104022	10.021101	23.66%	2,934	2009
	14.762178	8.104022	-45.10%	2,934	2008
	12.879820	14.762178	14.61%	3,142	2007
	11.164941	12.879820	15.36%	3,142	2006
	9.594958	11.164941	16.36%	3,796	2005
	8.644743	9.594958	10.99%	3,992	2004
	6.172254	8.644743	40.06%	4,241	2003
	7.923128	6.172254	-22.10%	5,977	2002
	10.292010	7.923128	-23.02%	1,411	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.086167	12.477310	23.71%	2,032	2009
	18.377070	10.086167	-45.12%	3,533	2008
	16.031254	18.377070	14.63%	5,266	2007
	13.896449	16.031254	15.36%	5,402	2006
	11.947091	13.896449	16.32%	5,061	2005
	10.763107	11.947091	11.00%	3,728	2004
	7.682181	10.763107	40.10%	4,027	2003
	10.000000	7.682181	-23.18%	4,111	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.154014	11.012465	53.93%	1,340	2009
	14.983218	7.154014	-52.25%	1,313	2008
	14.509632	14.983218	3.26%	1,266	2007
	12.767144	14.509632	13.65%	1,547	2006
	12.728329	12.767144	0.30%	1,569	2005
	11.417557	12.728329	11.48%	1,430	2004
	7.398393	11.417557	54.32%	1,569	2003
	10.000000	7.398393	-26.02%	600	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.714445	10.230415	32.61%	0	2009
	11.213757	7.714445	-31.21%	0	2008
	11.052167	11.213757	1.46%	0	2007
	10.000000	11.052167	10.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.313079	7.974301	26.31%	0	2009
	9.637355	6.313079	-34.49%	0	2008
	10.095671	9.637355	-4.54%	0	2007
	10.000000	10.095671	0.96%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.557922	8.353912	27.39%	0	2009
	10.000000	6.557922	-34.42%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.177452	10.429904	68.84%	194	2009
	13.346764	6.177452	-53.72%	0	2008
	10.605141	13.346764	25.85%	0	2007
	10.000000	10.605141	6.05%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.102305	9.529818	34.18%	0	2009
	12.183609	7.102305	-41.71%	0	2008
	10.792161	12.183609	12.89%	0	2007
	10.000000	10.792161	7.92%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.713936	13.597042	16.08%	231	2009
	11.277465	11.713936	3.87%	108	2008
	10.386573	11.277465	8.58%	0	2007
	10.000000	10.386573	3.87%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.002069	8.266832	18.06%	0	2009
	12.479402	7.002069	-43.89%	0	2008
	11.421586	12.479402	9.26%	0	2007
	11.010792	11.421586	3.73%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	7.461133	10.361024	38.87%	57	2009
	14.430073	7.461133	-48.29%	57	2008
	13.348441	14.430073	8.10%	0	2007
	11.739472	13.348441	13.71%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	15.967834	19.528147	22.30%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	5.882077	8.399844	42.80%	6,909	2009
	10.800350	5.882077	-45.54%	6,986	2008
	8.083227	10.800350	33.61%	9,000	2007
	7.574085	8.083227	6.72%	10,581	2006
	6.880030	7.574085	10.09%	12,415	2005
	5.963253	6.880030	15.37%	13,307	2004
	5.071211	5.963253	17.59%	15,233	2003
	6.167860	5.071211	-17.78%	20,046	2002
	8.069120	6.167860	-23.56%	6,892	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.512232	11.541708	53.64%	213	2009
	13.691778	7.512232	-45.13%	213	2008
	11.499708	13.691778	19.06%	566	2007
	10.892844	11.499708	5.57%	566	2006
	10.003958	10.892844	8.89%	566	2005
	10.144265	10.003958	-1.38%	869	2004
	7.049473	10.144265	43.90%	1,006	2003
	10.000000	7.049473	-29.51%	656	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.413657	3.703644	53.45%	1,037	2009
	4.405086	2.413657	-45.21%	1,037	2008
	3.701531	4.405086	19.01%	3,002	2007
	3.509816	3.701531	5.46%	3,002	2006
	3.216948	3.509816	9.10%	3,003	2005
	3.270799	3.216948	-1.65%	4,473	2004
	2.283163	3.270799	43.26%	8,684	2003
	3.952480	2.283163	-42.23%	11,482	2002
	6.448594	3.952480	-38.71%	8,733	2001*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.744835	22.320576	75.13%	2,750	2009
	27.270190	12.744835	-53.26%	2,776	2008
	21.774036	27.270190	25.24%	2,743	2007
	15.175734	21.774036	43.48%	1,760	2006
	11.752892	15.175734	29.12%	329	2005
	10.123089	11.752892	16.10%	354	2004
	7.692915	10.123089	31.59%	381	2003
	10.000000	7.692915	-23.07%	533	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	7.284215	12.757117	75.13%	7,915	2009
	15.592266	7.284215	-53.28%	7,915	2008
	12.455029	15.592266	25.19%	10,161	2007
	8.684672	12.455029	43.41%	11,687	2006
	6.729816	8.684672	29.05%	13,100	2005
	5.797749	6.729816	16.08%	13,922	2004
	4.406372	5.797749	31.58%	14,452	2003
	6.068862	4.406372	-27.39%	19,051	2002
	8.105491	6.068862	-25.13%	8,303	2001*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	9.040208	11.201705	23.91%	4,240	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.629397	11.531909	19.76%	0	2009
	14.639860	9.629397	-34.22%	0	2008
	13.914350	14.639860	5.21%	0	2007
	11.805572	13.914350	17.86%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.603081	9.535164	10.83%	0	2009
	10.161177	8.603081	-15.33%	0	2008
	9.917761	10.161177	2.45%	0	2007
	9.731335	9.917761	1.92%	0	2006
	9.808073	9.731335	-0.78%	0	2005
	9.951175	9.808073	-1.44%	6,351	2004
	10.000000	9.951175	-0.49%	1,653	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.884137	9.465140	20.05%	0	2009
	13.319541	7.884137	-40.81%	0	2008
	13.551102	13.319541	-1.71%	0	2007
	13.163790	13.551102	2.94%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.125014	10.443480	28.53%	0	2009
	13.719597	8.125014	-40.78%	0	2008
	13.037326	13.719597	5.23%	0	2007
	11.723327	13.037326	11.21%	0	2006
	11.217069	11.723327	4.51%	0	2005
	10.000000	11.217069	12.17%	154	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.250663	12.51%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	10.000000	12.379408	23.79%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.415149	8.950048	20.70%	1,015	2009
	10.797061	7.415149	-31.32%	1,015	2008
	10.402421	10.797061	3.79%	496	2007
	10.000000	10.402421	4.02%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.217980	10.110557	9.68%	279	2009
	10.457773	9.217980	-11.86%	120	2008
	10.384612	10.457773	0.70%	0	2007
	10.000000	10.384612	3.85%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.169940	9.929560	38.49%	0	2009
	11.947796	7.169940	-39.99%	0	2008
	10.683364	11.947796	11.84%	1,202	2007
	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.096694	8.274989	35.73%	0	2009
	11.175007	6.096694	-45.44%	0	2008
	10.212629	11.175007	9.42%	0	2007
	10.000000	10.212629	2.13%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.903354	7.545396	27.82%	0	2009
	9.746269	5.903354	-39.43%	0	2008
	10.000000	9.746269	-2.54%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	8.818504	12.591881	42.79%	816	2009
	12.521823	8.818504	-29.57%	906	2008
	12.415842	12.521823	0.85%	1,450	2007
	11.477315	12.415842	8.18%	1,523	2006
	11.461933	11.477315	0.13%	2,428	2005
	10.644927	11.461933	7.68%	2,824	2004
	8.901664	10.644927	19.58%	6,487	2003
	8.817499	8.901664	0.95%	6,387	2002
	8.652194	8.817499	1.91%	3,246	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.970615	11.387549	42.87%	121	2009
	11.334958	7.970615	-29.68%	136	2008
	11.235365	11.334958	0.89%	131	2007
	10.386510	11.235365	8.17%	132	2006
	10.000000	10.386510	3.87%	131	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	7.667186	9.727222	26.87%	0	2009
	14.533790	7.667186	-47.25%	0	2008
	11.689259	14.533790	24.33%	0	2007
	8.988342	11.689259	30.05%	0	2006
	7.057732	8.988342	27.35%	0	2005
	6.319464	7.057732	11.68%	0	2004
	4.764292	6.319464	32.64%	0	2003
	6.418930	4.764292	-25.78%	0	2002
	9.200325	6.418930	-30.23%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.413380	15.742482	26.82%	2,931	2009
	23.523222	12.413380	-47.23%	2,931	2008
	18.918849	23.523222	24.34%	5,316	2007
	14.549040	18.918849	30.04%	4,067	2006
	11.427124	14.549040	27.32%	0	2005
	10.217597	11.427124	11.84%	0	2004
	7.719631	10.217597	32.36%	0	2003
	10.000000	7.719631	-22.80%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	7.643473	9.344449	22.25%	348	2009
	14.042490	7.643473	-45.57%	348	2008
	11.976724	14.042490	17.25%	348	2007
	9.727659	11.976724	23.12%	348	2006
	8.334131	9.727659	16.72%	4,578	2005
	7.367390	8.334131	13.12%	4,578	2004
	5.536514	7.367390	33.07%	5,248	2003
	7.587757	5.536514	-27.03%	5,248	2002
	9.557425	7.587757	-20.61%	2,724	2001*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	13.990376	17.102991	22.25%	108	2009
	25.696124	13.990376	-45.55%	108	2008
	21.908299	25.696124	17.29%	1,925	2007
	17.804090	21.908299	23.05%	1,188	2006
	15.253536	17.804090	16.72%	0	2005
	13.484171	15.253536	13.12%	0	2004
	10.000000	13.484171	34.84%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.105704	7.637902	49.60%	3,298	2009
	10.000000	5.105704	-48.94%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.087100	7.830477	28.64%	0	2009
	10.000000	6.087100	-39.13%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	6.085201	7.812308	28.38%	0	2009
	10.000000	6.085201	-39.15%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	6.318315	7.983421	26.35%	0	2009
	10.000000	6.318315	-36.82%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	7.871204	9.223900	17.19%	0	2009
	10.000000	7.871204	-21.29%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	7.153399	8.686563	21.43%	0	2009
	10.000000	7.153399	-28.47%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	9.014543	9.964165	10.53%	0	2009
	10.000000	9.014543	-9.85%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	7.509050	8.955653	19.26%	0	2009
	10.000000	7.509050	-24.91%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	6.792527	8.408744	23.79%	0	2009
	10.000000	6.792527	-32.07%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	8.248893	9.493792	15.09%	0	2009
	10.000000	8.248893	-17.51%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.798799	10.425092	6.39%	0	2009
	10.000000	9.798799	-2.01%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.777090	10.383519	6.20%	0	2009
	10.000000	9.777090	-2.23%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	12.969062	20.714473	59.72%	0	2009
	31.397914	12.969062	-58.69%	0	2008
	22.054946	31.397914	42.36%	0	2007
	16.493390	22.054946	33.72%	0	2006
	12.713638	16.493390	29.73%	0	2005
	10.766220	12.713638	18.09%	0	2004
	6.660810	10.766220	61.64%	0	2003
	8.034443	6.660810	-17.10%	0	2002
	8.665651	8.034443	-7.28%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	14.490549	23.168812	59.89%	2,273	2009
	35.137800	14.490549	-58.76%	2,398	2008
	24.687179	35.137800	42.33%	3,751	2007
	18.471789	24.687179	33.65%	3,652	2006
	14.236749	18.471789	29.75%	2,468	2005
	12.054715	14.236749	18.10%	208	2004
	7.459964	12.054715	61.59%	73	2003
	10.000000	7.459964	-25.40%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.803730	13.863022	0.43%	4,214	2009
	13.102704	13.803730	5.35%	3,971	2008
	12.503923	13.102704	4.79%	5,144	2007
	12.371062	12.503923	1.07%	5,603	2006
	12.248814	12.371062	1.00%	6,487	2005
	12.128686	12.248814	0.99%	6,635	2004
	12.158343	12.128686	-0.24%	15,186	2003
	11.201435	12.158343	8.54%	14,437	2002
	10.679917	11.201435	4.88%	10,795	2001*

NVIT NVIT Growth Fund: Class I - Q/NQ	3.544436	4.626753	30.54%	0	2009
	5.913085	3.544436	-40.06%	0	2008
	5.058202	5.913085	16.90%	0	2007
	4.871231	5.058202	3.84%	0	2006
	4.676487	4.871231	4.16%	0	2005
	4.421055	4.676487	5.78%	0	2004
	3.405447	4.421055	29.82%	0	2003
	4.885325	3.405447	-30.29%	0	2002
	6.952067	4.885325	-29.73%	0	2001*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.431015	8.088902	25.78%	0	2009
	11.555148	6.431015	-44.35%	348	2008
	10.802306	11.555148	6.97%	348	2007
	10.000000	10.802306	8.02%	348	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.063460	11.275573	24.41%	7,781	2009
	14.674212	9.063460	-38.24%	7,781	2008
	14.162292	14.674212	3.61%	15,009	2007
	12.389980	14.162292	14.30%	7,781	2006
	11.736943	12.389980	5.56%	7,782	2005
	10.524667	11.736943	11.52%	65,682	2004
	8.160577	10.524667	28.97%	45,921	2003
	10.000000	8.160577	-18.39%	17,097	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.468700	14.69%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.024686	20.25%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.565944	11.272269	6.68%	0	2009
	11.496047	10.565944	-8.09%	0	2008
	11.155745	11.496047	3.05%	0	2007
	10.743737	11.155745	3.83%	0	2006
	10.633118	10.743737	1.04%	0	2005
	10.388956	10.633118	2.35%	35,311	2004
	9.844280	10.388956	5.53%	38,879	2003
	10.000000	9.844280	-1.56%	36,403	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.806543	11.426058	16.51%	0	2009
	13.055741	9.806543	-24.89%	7,561	2008
	12.635905	13.055741	3.32%	0	2007
	11.602141	12.635905	8.91%	6,923	2006
	11.260586	11.602141	3.03%	6,923	2005
	10.511469	11.260586	7.13%	291,561	2004
	8.952638	10.511469	17.41%	280,231	2003
	10.000000	8.952638	-10.47%	82,019	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	9.441190	11.485760	21.66%	29,706	2009
	14.070907	9.441190	-32.90%	30,292	2008
	13.555454	14.070907	3.80%	32,031	2007
	12.100071	13.555454	12.03%	30,022	2006
	11.554315	12.100071	4.72%	40,423	2005
	10.539613	11.554315	9.63%	185,981	2004
	8.509285	10.539613	23.86%	235,385	2003
	10.000000	8.509285	-14.91%	56,432	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.258994	11.494305	12.04%	0	2009
	12.347458	10.258994	-16.91%	0	2008
	11.927822	12.347458	3.52%	0	2007
	11.247978	11.927822	6.04%	0	2006
	11.006534	11.247978	2.19%	0	2005
	10.502231	11.006534	4.80%	160,779	2004
	9.444587	10.502231	11.20%	178,115	2003
	10.000000	9.444587	-5.55%	9,120	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	11.798022	15.779485	33.75%	9,038	2009
	18.987431	11.798022	-37.86%	9,165	2008
	18.052218	18.987431	5.18%	12,803	2007
	16.796167	18.052218	7.48%	13,016	2006
	15.319315	16.796167	9.64%	11,491	2005
	13.534578	15.319315	13.19%	12,716	2004
	10.277402	13.534578	31.69%	13,281	2003
	12.407725	10.277402	-17.17%	12,945	2002
	12.856503	12.407725	-3.49%	4,288	2001*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.780474	10.547730	-2.16%	46,129	2009
	10.801157	10.780474	-0.19%	62,424	2008
	10.540307	10.801157	2.47%	10,355	2007
	10.309696	10.540307	2.24%	36,171	2006
	10.267038	10.309696	0.42%	34,027	2005
	10.413500	10.267038	-1.41%	45,178	2004
	10.581548	10.413500	-1.59%	59,044	2003
	10.690073	10.581548	-1.02%	73,805	2002
	10.551662	10.690073	1.31%	27,635	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.550599	12.834262	21.64%	3,960	2009
	13.043358	10.550599	-19.11%	4,079	2008
	12.748732	13.043358	2.31%	4,180	2007
	12.433153	12.748732	2.54%	4,047	2006
	12.440836	12.433153	-0.06%	3,799	2005
	11.940484	12.440836	4.19%	42,307	2004
	10.889602	11.940484	9.65%	42,667	2003
	10.385975	10.889602	4.85%	22,426	2002
	10.193887	10.385975	1.88%	3,062	2001*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.049680	8.073761	33.46%	6,718	2009
	10.000000	6.049680	-39.50%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	11.205365	14.228697	26.98%	2,588	2009
	21.350365	11.205365	-47.52%	2,588	2008
	21.211573	21.350365	0.65%	2,956	2007
	17.668354	21.211573	20.05%	3,041	2006
	16.121390	17.668354	9.60%	3,179	2005
	13.706741	16.121390	17.62%	2,303	2004
	10.000000	13.706741	37.07%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.270513	7.958679	26.92%	591	2009
	10.000000	6.270513	-37.29%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.254822	7.794044	24.61%	0	2009
	10.000000	6.254822	-37.45%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.186904	7.691865	24.32%	18,159	2009
	10.000000	6.186904	-38.13%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.658061	8.495635	27.60%	3,321	2009
	10.000000	6.658061	-33.42%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	8.235950	10.266672	24.66%	4,119	2009
	15.717907	8.235950	-47.60%	4,076	2008
	14.645439	15.717907	7.32%	5,144	2007
	14.508796	14.645439	0.94%	5,817	2006
	13.723755	14.508796	5.72%	6,332	2005
	12.372523	13.723755	10.92%	7,461	2004
	9.421976	12.372523	31.32%	7,498	2003
	14.441772	9.421976	-34.76%	7,706	2002
	16.564493	14.441772	-12.81%	272	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	13.930430	17.195450	23.44%	4,384	2009
	20.994710	13.930430	-33.65%	4,359	2008
	23.059585	20.994710	-8.95%	7,636	2007
	20.100696	23.059585	14.72%	8,066	2006
	19.938786	20.100696	0.81%	11,244	2005
	17.380579	19.938786	14.72%	17,952	2004
	11.329505	17.380579	53.41%	16,495	2003
	15.905177	11.329505	-28.77%	19,673	2002
	12.679678	15.905177	25.44%	8,057	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	12.903236	16.998540	31.74%	1,121	2009
	21.345940	12.903236	-39.55%	2,404	2008
	21.373134	21.345940	-0.13%	3,708	2007
	19.504567	21.373134	9.58%	3,756	2006
	17.754986	19.504567	9.85%	4,176	2005
	15.252779	17.754986	16.40%	3,484	2004
	11.059519	15.252779	37.92%	7,114	2003
	13.679062	11.059519	-19.15%	4,387	2002
	14.994163	13.679062	-8.77%	2,562	2001*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	6.192790	7.637082	23.32%	1,126	2009
	10.834878	6.192790	-42.84%	1,126	2008
	10.241994	10.834878	5.79%	2,466	2007
	9.215792	10.241994	11.14%	2,466	2006
	8.769845	9.215792	5.09%	2,466	2005
	8.170362	8.769845	7.34%	5,093	2004
	6.551449	8.170362	24.71%	5,093	2003
	8.105635	6.551449	-19.17%	4,917	2002
	9.400269	8.105635	-13.77%	1,286	2001*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.562940	7.118002	27.95%	7,401	2009
	10.000000	5.562940	-44.37%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.796941	10.262637	4.75%	227	2009
	10.000000	9.796941	-2.03%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.867621	28.68%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.842401	28.42%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	5.941349	7.469516	25.72%	418	2009
	9.641992	5.941349	-38.38%	849	2008
	10.083630	9.641992	-4.38%	6,615	2007
	8.895000	10.083630	13.36%	8,641	2006
	8.723996	8.895000	1.96%	10,297	2005
	7.591688	8.723996	14.92%	1,945	2004
	5.905872	7.591688	28.54%	374	2003
	8.067350	5.905872	-26.79%	0	2002
	9.391322	8.067350	-14.10%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	6.559913	9.271764	41.34%	627	2009
	12.312209	6.559913	-46.72%	2,670	2008
	11.030000	12.312209	11.62%	3,582	2007
	10.447082	11.030000	5.58%	5,758	2006
	10.163198	10.447082	2.79%	9,840	2005
	9.717730	10.163198	4.58%	10,910	2004
	7.588056	9.717730	28.07%	12,598	2003
	10.608373	7.588056	-28.47%	13,437	2002
	12.409461	10.608373	-14.51%	9,125	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.906444	17.633242	36.62%	1,438	2009
	22.067035	12.906444	-41.51%	1,473	2008
	21.221247	22.067035	3.99%	1,320	2007
	18.436138	21.221247	15.11%	2,604	2006
	16.485857	18.436138	11.83%	1,363	2005
	14.141920	16.485857	16.57%	32,664	2004
	10.000000	14.141920	41.42%	29,464	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	7.903754	10.804180	36.70%	1,432	2009
	13.512292	7.903754	-41.51%	2,587	2008
	12.996648	13.512292	3.97%	3,425	2007
	11.290616	12.996648	15.11%	3,787	2006
	10.098870	11.290616	11.80%	3,795	2005
	8.665362	10.098870	16.54%	5,551	2004
	6.194920	8.665362	39.88%	5,848	2003
	8.135212	6.194920	-23.85%	6,615	2002
	9.458032	8.135212	-13.99%	7,742	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.964846	2.435715	23.96%	185	2009
	9.518385	1.964846	-79.36%	185	2008
	10.000000	9.518385	-4.82%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.129718	2.610203	22.56%	0	2009
	10.211061	2.129718	-79.14%	0	2008
	10.452662	10.211061	-2.31%	0	2007
	10.000000	10.452662	4.53%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.360525	7.980089	25.46%	8,100	2009
	10.570308	6.360525	-39.83%	8,100	2008
	10.351457	10.570308	2.11%	8,401	2007
	9.201145	10.351457	12.50%	9,013	2006
	8.876997	9.201145	3.65%	12,189	2005
	8.292232	8.876997	7.05%	20,587	2004
	6.690842	8.292232	23.93%	28,321	2003
	8.425292	6.690842	-20.59%	37,431	2002
	9.590436	8.425292	-12.15%	18,017	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	5.842436	7.839168	34.18%	0	2009
	9.609304	5.842436	-39.20%	0	2008
	9.947032	9.609304	-3.40%	0	2007
	10.000000	9.947032	-0.53%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	5.440766	7.056151	29.69%	3,899	2009
	10.923198	5.440766	-50.19%	7,265	2008
	10.505043	10.923198	3.98%	8,802	2007
	10.432419	10.505043	0.70%	8,802	2006
	9.495781	10.432419	9.86%	10,225	2005
	8.106165	9.495781	17.14%	10,605	2004
	6.599464	8.106165	22.83%	10,607	2003
	9.345324	6.599464	-29.38%	10,602	2002
	13.905014	9.345324	-32.79%	1,338	2001*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.000000	10.804504	8.05%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.883488	8.83%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.469820	8.971890	38.67%	0	2009
	11.535826	6.469820	-43.92%	0	2008
	10.486994	11.535826	10.00%	0	2007
	10.000000	10.486994	4.87%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	6.864727	8.408965	22.50%	0	2009
	11.013646	6.864727	-37.67%	0	2008
	10.931569	11.013646	0.75%	0	2007
	10.000000	10.931569	9.32%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.370189	10.047962	7.23%	0	2009
	10.669846	9.370189	-12.18%	0	2008
	10.346901	10.669846	3.12%	0	2007
	10.000000	10.346901	3.47%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	19.423520	24.735120	27.35%	0	2009
	23.359018	19.423520	-16.85%	0	2008
	22.422608	23.359018	4.18%	1,579	2007
	20.689585	22.422608	8.38%	1,579	2006
	18.844947	20.689585	9.79%	1,579	2005
	17.507218	18.844947	7.64%	1,579	2004
	13.999772	17.507218	25.05%	2,569	2003
	13.106031	13.999772	6.82%	2,569	2002
	12.173002	13.106031	7.66%	728	2001*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.237225	21.365804	108.71%	0	2009
	29.698218	10.237225	-65.53%	0	2008
	22.076275	29.698218	34.53%	0	2007
	16.176117	22.076275	36.47%	0	2006
	12.542241	16.176117	28.97%	0	2005
	10.000000	12.542241	25.42%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	12.214727	25.466956	108.49%	1,061	2009
	35.464292	12.214727	-65.56%	1,061	2008
	26.353137	35.464292	34.57%	1,061	2007
	19.315823	26.353137	36.43%	1,061	2006
	14.961568	19.315823	29.10%	1,060	2005
	12.151788	14.961568	23.12%	1,060	2004
	8.058096	12.151788	50.80%	1,060	2003
	8.485820	8.058096	-5.04%	1,060	2002
	8.838136	8.485820	-3.99%	928	2001*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	16.779683	25.866132	54.15%	1,641	2009
	31.831716	16.779683	-47.29%	1,568	2008
	22.398641	31.831716	42.11%	1,568	2007
	18.388896	22.398641	21.81%	1,568	2006
	12.400273	18.388896	48.29%	0	2005
	10.000000	12.400273	24.00%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	21.005424	32.362732	54.07%	116	2009
	39.868718	21.005424	-47.31%	116	2008
	28.048427	39.868718	42.14%	116	2007
	23.035585	28.048427	21.76%	116	2006
	15.528066	23.035585	48.35%	116	2005
	12.780575	15.528066	21.50%	116	2004
	9.025587	12.780575	41.60%	116	2003
	9.497863	9.025587	-4.97%	116	2002
	10.845725	9.497863	-12.43%	0	2001*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	7.898012	9.814546	24.27%	0	2009
	12.997934	7.898012	-39.24%	0	2008
	12.088802	12.997934	7.52%	0	2007
	10.872485	12.088802	11.19%	0	2006
	10.222262	10.872485	6.36%	0	2005
	9.530925	10.222262	7.25%	0	2004
	7.220212	9.530925	32.00%	0	2003
	9.643755	7.220212	-25.13%	0	2002
	9.830796	9.643755	-1.90%	0	2001*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	7.188964	10.387093	44.49%	0	2009

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Capital Manager Equity VIF (BBCMAG)
132,224 shares (cost $1,133,284)	$780,120
Large Cap VIF (BBGI)
223,162 shares (cost $2,869,525)	1,698,259
Mid Cap Growth VIF (BBCA)
127,264 shares (cost $1,627,579)	1,121,195
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
1,200,456 shares (cost $15,588,569)	16,110,122
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)
204,607 shares (cost $1,186,949)	1,198,996
U.S. Equity Flex I Portfolio (WSCP)
407,009 shares (cost $4,668,086)	5,075,399
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
1,976,383 shares (cost $8,463,306)	11,008,453
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
4,062 shares (cost $106,785)	113,463
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
4,188,139 shares (cost $125,496,364)	138,920,572
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2,781,087 shares (cost $11,063,364)	12,932,055
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
4,223,632 shares (cost $15,474,933)	19,217,525
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
675 shares (cost $5,937)	6,481
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2,464,116 shares (cost $116,933,094)	111,698,383
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,765,626 shares (cost $52,960,014)	79,594,400
Investors Growth Stock Series - Service Class (MIGSC)
20,247 shares (cost $183,740)	194,779
Mid Cap Growth Series - Service Class (MMCGSC)
356,235 shares (cost $2,047,266)	1,610,183
New Discovery Series - Service Class (MNDSC)
89,870 shares (cost $1,151,304)	1,172,805
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Value Series - Service Class (MVFSC)
3,151,674 shares (cost $39,114,449)	$36,811,553
Core Plus Fixed Income Portfolio - Class I (MSVFI)
417,860 shares (cost $4,157,916)	4,149,352
Core Plus Fixed Income Portfolio - Class II (MSVF2)
83,868 shares (cost $924,286)	826,096
Emerging Markets Debt Portfolio - Class I (MSEM)
1,722,019 shares (cost $13,709,402)	13,345,649
Mid Cap Growth Portfolio- class I (MSVMG)
5,920 shares (cost $47,276)	54,226
U.S. Real Estate Portfolio - Class I (MSVRE)
116,025 shares (cost $973,648)	1,177,650
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
88,414 shares (cost $982,217)	974,326
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
30,772 shares (cost $378,186)	392,041
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2,352,760 shares (cost $41,443,424)	36,891,283
American Funds NVIT Bond Fund - Class II (GVABD2)
2,975,116 shares (cost $29,612,031)	31,684,980
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
1,404,000 shares (cost $30,605,983)	27,757,075
American Funds NVIT Growth Fund - Class II (GVAGR2)
844,217 shares (cost $47,608,126)	38,842,420
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
363,019 shares (cost $12,213,170)	12,172,014
Federated NVIT High Income Bond Fund - Class I (HIBF)
5,817,580 shares (cost $43,538,866)	38,396,028
Federated NVIT High Income Bond Fund - Class III (HIBF3)
9,203,048 shares (cost $47,754,737)	60,648,084
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
195,896 shares (cost $2,606,293)	2,225,379
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
5,226,622 shares (cost $73,119,295)	59,269,892
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
98,295 shares (cost $1,276,172)	1,113,687
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2,724 shares (cost $31,330)	22,007
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Gartmore NVIT Global Utilities Fund - Class III (GVGU)
1,149,583 shares (cost $10,689,678)	$9,323,115
Gartmore NVIT International Equity Fund - Class I (GIG)
148,693 shares (cost $1,061,672)	1,191,035
Gartmore NVIT International Equity Fund - Class III (GIG3)
3,427,853 shares (cost $33,663,653)	27,491,377
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
7,027 shares (cost $66,273)	56,217
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
787,014 shares (cost $6,745,443)	8,043,283
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
634,256 shares (cost $9,037,699)	6,482,096
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
12,077,712 shares (cost $92,043,852)	102,056,670
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
519,818 shares (cost $3,862,430)	4,382,069
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
201 shares (cost $1,524)	1,693
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
281,874 shares (cost $1,938,505)	2,370,559
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
627,377 shares (cost $5,365,729)	5,985,178
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
442,562 shares (cost $3,830,136)	4,022,889
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
619,287 shares (cost $5,811,286)	6,230,029
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
1,385,333 shares (cost $11,365,125)	12,911,305
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
628,035 shares (cost $4,903,648)	5,551,826
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
630,757 shares (cost $5,581,283)	6,156,189
NVIT Core Bond Fund - Class I (NVCBD1)
708,096 shares (cost $7,211,751)	7,229,658
NVIT Core Bond Fund - Class II (NVCBD2)
65,567 shares (cost $659,077)	668,125
NVIT Core Plus Bond Fund - Class II (NVLCP2)
368,243 shares (cost $3,931,906)	3,969,658
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Fund - Class I (TRF)
15,858,917 shares (cost $155,170,148)	$128,615,815
NVIT Fund - Class II (TRF2)
106,022 shares (cost $1,035,595)	855,595
NVIT Global Financial Services Fund - Class I (GVGF1)
498 shares (cost $5,489)	3,713
NVIT Global Financial Services Fund - Class III (GVGFS)
580,187 shares (cost $4,131,337)	4,333,997
NVIT Government Bond Fund - Class I (GBF)
25,690,648 shares (cost $298,012,157)	301,608,212
NVIT Government Bond Fund - Class II (GBF2)
900,229 shares (cost $10,479,287)	10,532,676
NVIT Growth Fund - Class I (CAF)
2,531,095 shares (cost $25,412,558)	29,765,680
NVIT Health Sciences Fund - Class I (GVGH1)
6,963 shares (cost $72,043)	66,847
NVIT Health Sciences Fund - Class III (GVGHS)
1,395,824 shares (cost $13,922,071)	13,427,830
NVIT International Index Fund - Class VIII (GVIX8)
379,578 shares (cost $3,339,208)	3,074,585
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
6,311,288 shares (cost $69,587,700)	51,941,904
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
125,090 shares (cost $1,471,474)	1,504,832
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
59,153 shares (cost $728,383)	763,671
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
6,419,131 shares (cost $64,458,764)	63,356,823
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
32,570,619 shares (cost $341,868,650)	316,260,713
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
16,407,167 shares (cost $189,923,075)	154,063,298
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
10,236,976 shares (cost $109,272,618)	100,424,736
NVIT Leaders Fund - Class III (GVUSL)
706,304 shares (cost $8,943,371)	6,074,216
NVIT Mid Cap Index Fund - Class I (MCIF)
8,196,064 shares (cost $138,515,885)	121,465,663
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Money Market Fund - Class I (SAM)
397,255,008 shares (cost $397,255,008)	$397,255,008
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,267 shares (cost $10,869)	10,960
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
8,620,727 shares (cost $65,638,221)	74,483,081
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
278 shares (cost $3,734)	2,718
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,795,321 shares (cost $26,843,626)	17,576,195
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
95,048 shares (cost $1,396,649)	926,721
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,053,636 shares (cost $8,050,003)	9,156,098
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
126,900 shares (cost $980,346)	1,101,488
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
659,555 shares (cost $5,017,554)	5,500,687
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
12,840,373 shares (cost $93,919,120)	107,730,732
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
903,674 shares (cost $6,704,820)	7,545,677
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
8,913,306 shares (cost $72,994,819)	81,378,481
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2,262,601 shares (cost $30,637,372)	27,829,995
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
49,268 shares (cost $693,302)	594,660
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
14,522,843 shares (cost $164,432,631)	120,539,600
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
163,411 shares (cost $1,802,914)	1,336,700
NVIT Multi-Manager Small Company Fund - Class I (SCF)
8,722,894 shares (cost $179,460,800)	126,045,823
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
205,107 shares (cost $4,105,102)	2,898,155
NVIT Multi-Sector Bond Fund - Class I (MSBF)
9,804,003 shares (cost $83,471,226)	81,079,108
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Short Term Bond Fund - Class II (NVSTB2)
2,131,367 shares (cost $21,951,079)	$21,846,516
NVIT Technology & Communications Fund - Class I (GGTC)
282,552 shares (cost $976,959)	960,676
NVIT Technology & Communications Fund - Class III (GGTC3)
3,411,977 shares (cost $9,944,355)	11,703,081
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
31,915 shares (cost $326,026)	239,365
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
1,038,949 shares (cost $10,430,967)	7,854,457
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
104,634 shares (cost $1,423,435)	1,473,244
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
899 shares (cost $12,118)	12,650
Templeton NVIT International Value Fund - Class III (NVTIV3)
421,166 shares (cost $4,928,404)	5,854,212
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
3,395,574 shares (cost $27,066,535)	30,152,701
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
13,644,061 shares (cost $85,572,527)	99,601,646
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2,633,312 shares (cost $31,377,562)	29,545,763
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
364,417 shares (cost $4,021,945)	3,877,392
Low Duration Portfolio - Advisor Class (PMVLAD)
1,767,646 shares (cost $18,346,972)	17,870,898
V.I. Basic Balanced Fund - Series I (AVB)
40,031 shares (cost $384,759)	347,869
V.I. Basic Value Fund - Series II (AVBV2)
13,608 shares (cost $71,826)	80,967
V.I. Capital Appreciation Fund - Series I (AVCA)
4,999 shares (cost $113,498)	101,639
V.I. Capital Appreciation Fund - Series II (AVCA2)
61,308 shares (cost $1,045,608)	1,226,159
V.I. Capital Development Fund - Series II (AVCD2)
172,446 shares (cost $1,742,024)	1,895,186
V.I. Core Equity Fund - Series I (AVGI)
19,970 shares (cost $485,800)	497,644
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

V.I. Core Equity Fund - Series II (AVCE2)
44,663 shares (cost $1,027,132)	$1,105,404
V.I. Global Health Care Fund - Series I (IVHS)
7,426 shares (cost $115,747)	117,851
V.I. Global Real Estate Fund - Series I (IVRE)
25,548 shares (cost $348,947)	310,153
VPS Growth and Income Portfolio - Class B (ALVGIB)
108,543 shares (cost $2,372,046)	1,636,827
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
81,399 shares (cost $1,943,368)	2,012,188
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
600,119 shares (cost $6,920,397)	8,017,592
VP Income & Growth Fund - Class I (ACVIG)
13,186,485 shares (cost $86,551,676)	70,943,289
VP Income & Growth Fund - Class II (ACVIG2)
296,255 shares (cost $2,010,598)	1,593,851
VP Inflation Protection Fund - Class II (ACVIP2)
6,521,673 shares (cost $68,946,541)	69,977,548
VP International Fund - Class I (ACVI)
235,177 shares (cost $1,687,111)	1,817,921
VP International Fund - Class III (ACVI3)
19,807 shares (cost $135,245)	153,107
VP Mid Cap Value Fund - Class I (ACVMV1)
923,837 shares (cost $10,033,251)	11,196,900
VP Mid Cap Value Fund - Class II (ACVMV2)
35,137 shares (cost $454,805)	426,214
VP Ultra(R) Fund - Class I (ACVU1)
3,464 shares (cost $23,374)	28,130
VP Value Fund - Class I (ACVV)
33,951,707 shares (cost $233,748,484)	179,265,015
VP Value Fund - Class II (ACVV2)
776,479 shares (cost $5,375,681)	4,107,574
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,954,967 shares (cost $28,191,506)	28,810,927
Stock Index Fund, Inc. - Initial Shares (DSIF)
13,458,516 shares (cost $349,146,627)	354,093,560
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,744,499 shares (cost $41,989,660)	45,810,555
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
4,369 shares (cost $106,574)	$114,029
Appreciation Portfolio - Initial Shares (DCAP)
1,861,209 shares (cost $64,251,192)	58,441,971
Appreciation Portfolio - Service Shares (DCAPS)
56,576 shares (cost $1,957,936)	1,765,743
Developing Leaders Portfolio - Initial Shares (DSC)
6,716 shares (cost $237,743)	157,767
International Value Portfolio - Initial Shares (DVIV)
23,539 shares (cost $329,244)	257,049
Capital Appreciation Fund II - Service Shares (FCA2S)
98,987 shares (cost $528,750)	565,214
Clover Value Fund II - Service Shares (FALFS)
20,721 shares (cost $308,310)	187,110
High Income Bond Fund II - Service Shares (FHIBS)
540,819 shares (cost $3,503,151)	3,596,446
Market Opportunity Fund II - Service Shares (FVMOS)
312,705 shares (cost $3,168,086)	3,080,147
Quality Bond Fund II - Primary Shares (FQB)
13,918,642 shares (cost $155,071,709)	155,888,787
Quality Bond Fund II - Service Shares (FQBS)
598,729 shares (cost $6,528,343)	6,675,832
Contrafund Portfolio - Service Class 2 (FC2)
570,254 shares (cost $15,370,165)	11,570,454
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
155,621 shares (cost $1,655,680)	1,209,173
VIP Fund - Contrafund Portfolio - Service Class (FCS)
19,116,846 shares (cost $513,060,179)	392,851,188
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
1,561,827 shares (cost $30,129,519)	26,223,083
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
16,667,807 shares (cost $383,968,458)	279,185,770
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
457,308 shares (cost $10,492,357)	7,577,587
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
851,721 shares (cost $8,649,168)	8,321,311
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2,654 shares (cost $28,018)	25,849
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
679,123 shares (cost $6,676,739)	$6,451,665
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
15,618 shares (cost $151,713)	148,060
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
367,234 shares (cost $3,666,096)	3,312,453
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
39,946 shares (cost $438,652)	359,515
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
1,625,195 shares (cost $24,002,418)	23,532,823
VIP Fund - Growth Portfolio - Service Class (FGS)
5,723,188 shares (cost $163,029,975)	171,466,722
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
98,234 shares (cost $3,209,836)	2,922,453
VIP Fund - High Income Portfolio - Service Class (FHIS)
12,309,895 shares (cost $72,788,934)	64,750,047
VIP Fund - High Income Portfolio - Service Class R (FHISR)
8,316,377 shares (cost $36,807,339)	43,660,981
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
6,422,163 shares (cost $78,557,769)	79,570,601
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,452,096 shares (cost $40,911,410)	36,897,757
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
358,608 shares (cost $10,942,602)	9,001,050
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,560,098 shares (cost $25,763,601)	23,385,873
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
361,954 shares (cost $6,946,195)	5,356,924
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2,824,363 shares (cost $57,483,868)	42,280,713
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2,085,260 shares (cost $14,894,617)	16,077,356
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,549,757 shares (cost $55,182,960)	50,122,573
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
41,181 shares (cost $754,792)	653,130
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
1,373,836 shares (cost $16,647,158)	17,543,884
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
1,472,974 shares (cost $12,256,052)	$14,332,036
Templeton Foreign Securities Fund - Class 2 (TIF2)
2,338 shares (cost $33,974)	31,447
Templeton Foreign Securities Fund - Class 3 (TIF3)
832,971 shares (cost $10,657,008)	11,136,825
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2,834,126 shares (cost $47,610,919)	49,115,400
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
469,206 shares (cost $2,942,474)	3,350,133
Guardian Portfolio - I Class Shares (AMGP)
17,841 shares (cost $254,352)	285,105
International Portfolio - S Class Shares (AMINS)
147 shares (cost $1,239)	1,395
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
18,880 shares (cost $375,581)	401,001
Partners Portfolio - I Class Shares (AMTP)
51,398 shares (cost $498,692)	504,213
Regency Portfolio - S Class Shares (AMRS)
298 shares (cost $3,465)	3,933
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
147,560 shares (cost $1,357,948)	1,512,485
Socially Responsive Portfolio - I Class Shares (AMSRS)
295,395 shares (cost $4,396,822)	3,574,283
Capital Appreciation Fund/VA - Service Class (OVCAFS)
97,039 shares (cost $3,257,766)	3,555,516
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
3,952,554 shares (cost $122,454,168)	146,007,349
Global Securities Fund/VA - Class 3 (OVGS3)
3,894,835 shares (cost $114,015,221)	103,875,242
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,704,380 shares (cost $63,864,471)	71,666,075
Global Securities Fund/VA - Service Class (OVGSS)
121,410 shares (cost $2,689,586)	3,190,648
High Income Fund/VA - Class 3 (OVHI3)
1,085,036 shares (cost $1,819,300)	2,159,221
High Income Fund/VA - Non-Service Shares (OVHI)
62,425 shares (cost $496,227)	123,601
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

High Income Fund/VA - Service Class (OVHIS)
13,004 shares (cost $107,797)	$25,879
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
6,833,504 shares (cost $125,017,896)	124,233,103
Main Street Fund(R)/VA - Service Class (OVGIS)
179,899 shares (cost $3,533,393)	3,245,377
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
612,672 shares (cost $7,471,394)	8,822,471
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
12,239 shares (cost $195,426)	174,775
MidCap Fund/VA - Non-Service Shares (OVAG)
1,613,943 shares (cost $64,713,596)	58,941,206
Strategic Bond Fund/VA - Service Class (OVSBS)
847,307 shares (cost $4,545,192)	4,558,511
Real Return Portfolio - Administrative Class (PMVRRA)
62,923 shares (cost $786,178)	782,762
Series D (Global Series) (SBLD)
23,886 shares (cost $232,259)	211,630
Series J (Mid Cap Growth Series) (SBLJ)
4,704 shares (cost $102,699)	113,837
Series N (Managed Asset Allocation Series) (SBLN)
8,133 shares (cost $146,429)	146,311
Series O (All Cap Value Series) (SBLO)
36,689 shares (cost $651,748)	702,227
Series P (High Yield Series) (SBLP)
19,201 shares (cost $370,328)	445,463
Series Q (Small Cap Value Series) (SBLQ)
25,272 shares (cost $665,815)	697,507
Series V (Mid Cap Value Series) (SBLV)
41,133 shares (cost $1,824,365)	2,017,574
Series X (Small Cap Growth Series) (SBLX)
3,301 shares (cost $40,807)	47,931
Series Y (Select 25 Series) (SBLY)
2,944 shares (cost $21,186)	25,112
Total Return Portfolio - Administrative Class (PMVTRA)
227,336 shares (cost $2,413,176)	2,459,776
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
772 shares (cost $16,885)	11,122
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Capital Growth Portfolio - Class II (ACEG2)
60,496 shares (cost $1,405,842)	$1,694,501
Comstock Portfolio - Class II (ACC2)
861,954 shares (cost $10,288,692)	8,705,733
Diversified Stock Fund Class A Shares (VYDS)
631,400 shares (cost $6,477,852)	5,537,376
Micro-Cap Portfolio - Investment Class (ROCMC)
82,060 shares (cost $799,784)	782,032
Blue Chip Growth Portfolio - II (TRBCG2)
779,976 shares (cost $5,087,892)	7,409,769
Equity Income Portfolio - II (TREI2)
887,991 shares (cost $17,510,997)	15,637,526
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2,059,384 shares (cost $20,110,976)	23,085,697
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,684,169 shares (cost $24,663,285)	18,896,376
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
1,239,162 shares (cost $36,604,380)	36,257,885
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
514,053 shares (cost $13,460,044)	15,041,186
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
29,152,491 shares (cost $244,068,971)	268,940,472
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
6,799,267 shares (cost $48,041,190)	57,645,545
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
20,135,830 shares (cost $108,004,602)	110,739,012
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
13,741,304 shares (cost $133,437,354)	136,750,711
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
3,927,342 shares (cost $26,700,589)	23,420,313
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2,066,223 shares (cost $12,579,954)	10,865,852
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
8,174,968 shares (cost $54,402,565)	46,988,901
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
16,808,103 shares (cost $127,833,300)	155,947,257
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
25,788,751 shares (cost $82,781,638)	85,095,140
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
6,483,839 shares (cost $43,921,282)	$48,573,031
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
1,347,346 shares (cost $26,987,122)	20,722,993
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
257,867 shares (cost $4,554,767)	4,048,571
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2,223,976 shares (cost $14,011,608)	14,696,031
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
38,088,868 shares (cost $38,088,868)	38,088,868
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
1,246,301 shares (cost $6,120,716)	5,601,002
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
1,905,971 shares (cost $13,984,924)	9,792,495
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
6,010,669 shares (cost $80,510,446)	91,941,594
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
8,909,055 shares (cost $79,186,534)	72,810,140
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
649,733 shares (cost $9,157,994)	8,631,707
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
12,317,551 shares (cost $70,839,586)	63,368,873
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
21,342 shares (cost $278,280)	320,344
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
738,448 shares (cost $4,288,368)	$4,689,148

Total Investments	7,961,432,920

Accounts Receivable - Regency Portfolio - S Class Shares (AMRS)	258
Accounts Receivable - Mid Cap Growth Portfolio - class I (MSVMG)	1,663
Accounts Receivable - Limited-Term Bond Portfolio - II (TRLT2)	12,587

Total Assets	7,961,447,428

Accounts Payable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	20,938
Accounts Payable - International Portfolio - S Class Shares (AMINS)	1,395
Other Accounts Payable	33,454

$7,961,391,641

Contract Owners’ Equity:
Accumulation units	7,879,756,483
Contracts in payout (annuitization) period	81,634,158

Total Contract Owners’ Equity (note 5)	$7,961,391,641

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	JPMMV1

Reinvested dividends	$156,956,588	6,290	17,787	-	192,721	-	-	-
Mortality and expense risk charges (note 2)	(87,890,026)	(10,191)	(21,365)	(12,467)	(51,559)	(621)	(12,857)	(81,061)

Net investment income (loss)	69,066,562	(3,901)	(3,578)	(12,467)	141,162	(621)	(12,857)	(81,061)

Realized gain (loss) on investments	(679,416,549)	(269,562)	(805,753)	(187,904)	59,155	19	11,810	235,837
Change in unrealized gain (loss) on investments	2,141,717,605	400,950	1,071,310	438,221	521,553	12,049	407,313	2,545,147

Net gain (loss) on investments	1,462,301,056	131,388	265,557	250,317	580,708	12,068	419,123	2,780,984

Reinvested capital gains	109,584,169	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,640,951,787	127,487	261,979	237,850	721,870	11,447	406,266	2,699,923

Investment Activity:	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2	JAIGS	MIGSC

Reinvested dividends	$2,843	16,395	-	-	7,372	352,033	275,546	725
Mortality and expense risk charges (note 2)	(1,294)	(1,378,821)	(131,639)	(176,543)	(10,083)	(980,976)	(736,085)	(2,102)

Net investment income (loss)	1,549	(1,362,426)	(131,639)	(176,543)	(2,711)	(628,943)	(460,539)	(1,377)

Realized gain (loss) on investments	741	6,549,275	278,524	(23,221)	(787,140)	(3,933,548)	4,928,002	(1,393)
Change in unrealized gain (loss) on investments	16,911	38,820,781	5,154,528	7,483,498	906,460	47,489,460	31,358,613	56,691

Net gain (loss) on investments	17,652	45,370,056	5,433,052	7,460,277	119,320	43,555,912	36,286,615	55,298

Reinvested capital gains	3,877	-	-	-	-	2,369,924	1,949,340	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,078	44,007,630	5,301,413	7,283,734	116,609	45,296,893	37,775,416	53,921

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	MMCGSC	MNDSC	MVFSC	MSVFI	MSVF2	MSEM	MSVMG	MSVRE

Reinvested dividends	$-	-	375,667	540,774	72,137	1,038,574	-	2,710,772
Mortality and expense risk charges (note 2)	(26,044)	(17,628)	(386,137)	(66,284)	(16,546)	(151,439)	(79,371)	(578,570)

Net investment income (loss)	(26,044)	(17,628)	(10,470)	474,490	55,591	887,135	(79,371)	2,132,202

Realized gain (loss) on investments	(88,015)	(68,745)	(4,199,319)	(193,713)	(25,994)	(453,053)	(6,911,501)	(118,691,386)
Change in unrealized gain (loss) on investments	587,668	524,183	10,394,323	182,335	32,877	2,824,653	10,827,887	121,284,727

Net gain (loss) on investments	499,653	455,438	6,195,004	(11,378)	6,883	2,371,600	3,916,386	2,593,341

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$473,609	437,810	6,184,534	463,112	62,474	3,258,735	3,837,015	4,725,543

Investment Activity:	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

Reinvested dividends	$34,191	2,208	26,121	104,274	-	-	-	3,475,629
Mortality and expense risk charges (note 2)	(3,862)	(1,260)	(405,431)	(374,188)	(262,953)	(328,995)	(108,429)	(408,514)

Net investment income (loss)	30,329	948	(379,310)	(269,914)	(262,953)	(328,995)	(108,429)	3,067,115

Realized gain (loss) on investments	8,210	3,794	(2,838,254)	(3,729,975)	(2,508,317)	(3,543,526)	(1,263,463)	(4,148,468)
Change in unrealized gain (loss) on investments	(7,890)	13,851	9,026,556	7,240,981	8,592,064	9,293,715	3,531,610	14,256,487

Net gain (loss) on investments	320	17,645	6,188,302	3,511,006	6,083,747	5,750,189	2,268,147	10,108,019

Reinvested capital gains	4,490	13,244	836,324	9,965	1,761,984	3,122,179	244,640	-

Net increase (decrease) in contract owners’ equity resulting from operations	$35,139	31,837	6,645,316	3,251,057	7,582,778	8,543,373	2,404,358	13,175,134

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	HIBF3	GEM	GEM3	GEM6	GVGU1	GVGU	GIG	GIG3

Reinvested dividends	$4,417,749	24,370	616,008	9,632	857	364,866	9,269	239,842
Mortality and expense risk charges (note 2)	(582,586)	(20,845)	(555,922)	(16,231)	(270)	(121,227)	(10,178)	(277,345)

Net investment income (loss)	3,835,163	3,525	60,086	(6,599)	587	243,639	(909)	(37,503)

Realized gain (loss) on investments	(6,350,245)	(218,211)	(16,893,431)	(323,330)	(875)	(5,829,198)	(111,347)	(8,949,644)
Change in unrealized gain (loss) on investments	20,999,703	1,118,599	39,070,874	737,136	1,828	5,619,924	352,373	14,475,264

Net gain (loss) on investments	14,649,458	900,388	22,177,443	413,806	953	(209,274)	241,026	5,525,620

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18,484,621	903,913	22,237,529	407,207	1,540	34,365	240,117	5,488,117

Investment Activity:	NVIE6	GEF	GEF3	NVNMO1	NVNSR1	NVNSR2	NVCRA2	NVCRB2

Reinvested dividends	$330	75,915	59,493	69,812	22,442	1	17,688	94,332
Mortality and expense risk charges (note 2)	(490)	(78,510)	(65,616)	(426,509)	(53,615)	(12)	(20,894)	(52,118)

Net investment income (loss)	(160)	(2,595)	(6,123)	(356,697)	(31,173)	(11)	(3,206)	42,214

Realized gain (loss) on investments	(3,944)	253,741	(1,704,366)	973,687	(2,091,723)	1	(369,652)	(244,151)
Change in unrealized gain (loss) on investments	14,274	1,263,513	2,900,358	10,041,102	3,083,853	169	886,321	988,580

Net gain (loss) on investments	10,330	1,517,254	1,195,992	11,014,789	992,130	170	516,669	744,429

Reinvested capital gains	-	-	-	220,910	-	-	529	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,170	1,514,659	1,189,869	10,879,002	960,957	159	513,992	786,643

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2

Reinvested dividends	$59,684	130,496	189,367	54,002	108,568	145,810	12,681	97,609
Mortality and expense risk charges (note 2)	(53,495)	(52,596)	(120,444)	(41,175)	(51,841)	(52,463)	(7,674)	(20,330)

Net investment income (loss)	6,189	77,900	68,923	12,827	56,727	93,347	5,007	77,279

Realized gain (loss) on investments	(512,697)	(94,790)	(585,543)	(409,788)	(115,908)	126,672	3,675	74,825
Change in unrealized gain (loss) on investments	1,335,014	526,732	2,605,933	1,241,673	707,744	10,632	7,583	27,689

Net gain (loss) on investments	822,317	431,942	2,020,390	831,885	591,836	137,304	11,258	102,514

Reinvested capital gains	-	11,379	620	2,043	3,640	33,675	3,187	71,400

Net increase (decrease) in contract owners’ equity resulting from operations	$828,506	521,221	2,089,933	846,755	652,203	264,326	19,452	251,193

Investment Activity:	TRF	TRF2	GVGF1	GVGFS	GBF	GBF2	CAF	GVGH1

Reinvested dividends	$1,584,684	7,696	39	44,933	11,693,251	363,633	148,740	177
Mortality and expense risk charges (note 2)	(1,255,229)	(12,789)	(44)	(48,731)	(3,964,087)	(214,546)	(283,178)	(774)

Net investment income (loss)	329,455	(5,093)	(5)	(3,798)	7,729,164	149,087	(134,438)	(597)

Realized gain (loss) on investments	(13,766,520)	(41,969)	(630)	(2,226,308)	2,882,260	(139,562)	1,006,038	(3,992)
Change in unrealized gain (loss) on investments	39,345,162	196,791	1,717	3,488,754	(10,019,570)	(110,847)	6,655,242	14,445

Net gain (loss) on investments	25,578,642	154,822	1,087	1,262,446	(7,137,310)	(250,409)	7,661,280	10,453

Reinvested capital gains	-	-	-	-	4,461,069	155,671	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,908,097	149,729	1,082	1,258,648	5,052,923	54,349	7,526,842	9,856

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVGHS	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA

Reinvested dividends	$39,220	65,213	504,661	12,366	8,564	1,300,178	4,559,520	1,906,766
Mortality and expense risk charges (note 2)	(158,600)	(24,985)	(606,391)	(4,678)	(3,246)	(861,295)	(3,762,580)	(1,917,404)

Net investment income (loss)	(119,380)	40,228	(101,730)	7,688	5,318	438,883	796,940	(10,638)

Realized gain (loss) on investments	(4,891,975)	(499,950)	(5,708,040)	411	9,014	(2,079,314)	(12,417,527)	(8,221,910)
Change in unrealized gain (loss) on investments	6,261,895	1,085,420	14,175,669	33,357	35,288	6,448,554	54,473,664	31,899,916

Net gain (loss) on investments	1,369,920	585,470	8,467,629	33,768	44,302	4,369,240	42,056,137	23,678,006

Reinvested capital gains	-	-	2,648,715	10,743	3,978	338,752	6,890,545	6,127,577

Net increase (decrease) in contract owners’ equity resulting from operations	$1,250,540	625,698	11,014,614	52,199	53,598	5,146,875	49,743,622	29,794,945

Investment Activity:	GVDMC	GVUS1	GVUSL	MCIF	SAM	NVMIG1	NVMIG3	GVDIV2

Reinvested dividends	$1,778,789	11	48,032	1,050,521	279,167	-	268,545	44
Mortality and expense risk charges (note 2)	(1,292,879)	(12)	(65,018)	(1,265,086)	(6,181,237)	(8)	(340,827)	(30)

Net investment income (loss)	485,910	(1)	(16,986)	(214,565)	(5,902,070)	(8)	(72,282)	14

Realized gain (loss) on investments	(5,159,593)	(1,415)	(2,145,245)	(5,066,068)	-	-	(564,526)	(152)
Change in unrealized gain (loss) on investments	15,166,898	1,719	3,736,000	34,901,409	-	89	10,682,185	742

Net gain (loss) on investments	10,007,305	304	1,590,755	29,835,341	-	89	10,117,659	590

Reinvested capital gains	1,566,703	-	-	3,360,831	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,059,918	303	1,573,769	32,981,607	(5,902,070)	81	10,045,377	604

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2

Reinvested dividends	$375,781	15,304	29,113	2,348	27,172	-	-	381,405
Mortality and expense risk charges (note 2)	(212,505)	(13,739)	(39,700)	(7,560)	(34,394)	(551,450)	(35,244)	(369,434)

Net investment income (loss)	163,276	1,565	(10,587)	(5,212)	(7,222)	(551,450)	(35,244)	11,971

Realized gain (loss) on investments	(9,583,270)	(288,045)	117,088	9,185	176,869	956,178	54,026	(309,902)
Change in unrealized gain (loss) on investments	13,736,670	482,139	1,119,818	121,142	479,467	14,618,887	840,857	9,580,160

Net gain (loss) on investments	4,153,400	194,094	1,236,906	130,327	656,336	15,575,065	894,883	9,270,258

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,316,676	195,659	1,226,319	125,115	649,114	15,023,615	859,639	9,282,229

Investment Activity:	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2

Reinvested dividends	$-	-	641,368	6,665	312,030	4,232	7,423,622	280,542
Mortality and expense risk charges (note 2)	(300,305)	(9,891)	(1,258,232)	(22,446)	(1,284,797)	(49,120)	(893,575)	(128,788)

Net investment income (loss)	(300,305)	(9,891)	(616,864)	(15,781)	(972,767)	(44,888)	6,530,047	151,754

Realized gain (loss) on investments	(9,436,388)	(50,848)	(23,805,570)	(271,750)	(26,582,315)	(382,040)	(10,117,568)	198,733
Change in unrealized gain (loss) on investments	15,353,901	175,458	48,274,125	545,360	60,450,689	1,181,110	19,485,737	(86,287)

Net gain (loss) on investments	5,917,513	124,610	24,468,555	273,610	33,868,374	799,070	9,368,169	112,446

Reinvested capital gains	-	-	-	-	-	-	-	71,628

Net increase (decrease) in contract owners’ equity resulting from operations	$5,617,208	114,719	23,851,691	257,829	32,895,607	754,182	15,898,216	335,828

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GGTC	GGTC3	GVUG1	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF

Reinvested dividends	$-	-	-	-	1,466	-	18,151	329,232
Mortality and expense risk charges (note 2)	(8,699)	(82,737)	(3,867)	(91,617)	(2,904)	(54)	(28,364)	(338,542)

Net investment income (loss)	(8,699)	(82,737)	(3,867)	(91,617)	(1,438)	(54)	(10,213)	(9,310)

Realized gain (loss) on investments	(89,116)	(2,469,685)	(91,588)	(1,460,729)	5,055	1	96,170	(11,417,909)
Change in unrealized gain (loss) on investments	435,935	5,596,497	143,606	3,173,287	49,810	532	925,808	17,755,765

Net gain (loss) on investments	346,819	3,126,812	52,018	1,712,558	54,865	533	1,021,978	6,337,856

Reinvested capital gains	-	-	-	-	24,039	210	9,524	-

Net increase (decrease) in contract owners’ equity resulting from operations	$338,120	3,044,075	48,151	1,620,941	77,466	689	1,021,289	6,328,546

Investment Activity:	NVRE1	AMTB	PMVFAD	PMVLAD	AVB	AVBV2	AVCA	AVCA2

Reinvested dividends	$797,941	2,304,193	12,276	134,617	14,544	827	584	3,122
Mortality and expense risk charges (note 2)	(410,229)	(358,514)	(9,336)	(62,967)	(3,297)	(46,528)	(1,057)	(18,479)

Net investment income (loss)	387,712	1,945,679	2,940	71,650	11,247	(45,701)	(473)	(15,357)

Realized gain (loss) on investments	406,496	(2,370,986)	17,171	53,928	(35,375)	(2,494,621)	(3,163)	(653,222)
Change in unrealized gain (loss) on investments	14,255,390	3,884,748	(144,552)	(476,075)	84,838	4,135,944	18,958	847,275

Net gain (loss) on investments	14,661,886	1,513,762	(127,381)	(422,147)	49,463	1,641,323	15,795	194,053

Reinvested capital gains	317,124	-	52,958	752,997	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,366,722	3,459,441	(71,483)	402,500	60,710	1,595,622	15,322	178,696

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AVCD2	AVGI	AVCE2	IVHS	IVRE	AVLCG	ALVGIB	ALVPGB

Reinvested dividends	$-	8,104	17,011	365	-	-	54,152	-
Mortality and expense risk charges (note 2)	(18,555)	(5,042)	(21,903)	(1,005)	(2,797)	(1,630)	(27,691)	(30,964)

Net investment income (loss)	(18,555)	3,062	(4,892)	(640)	(2,797)	(1,630)	26,461	(30,964)

Realized gain (loss) on investments	(1,059,596)	(15,695)	(130,015)	(15,792)	(99,902)	(83,289)	(146,518)	(15,601)
Change in unrealized gain (loss) on investments	1,561,643	96,347	378,687	37,517	183,658	105,784	378,153	552,953

Net gain (loss) on investments	502,047	80,652	248,672	21,725	83,756	22,495	231,635	537,352

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$483,492	83,714	243,780	21,085	80,959	20,865	258,096	506,388

Investment Activity:	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2

Reinvested dividends	$35,245	3,326,365	67,436	1,181,305	749,453	633,401	315,331	12,222
Mortality and expense risk charges (note 2)	(78,148)	(775,324)	(28,927)	(802,365)	(227,052)	(209,693)	(98,290)	(5,436)

Net investment income (loss)	(42,903)	2,551,041	38,509	378,940	522,401	423,708	217,041	6,786

Realized gain (loss) on investments	(1,672,575)	(4,122,880)	(79,087)	279,678	(382,532)	(4,188,834)	(2,746,240)	(17,351)
Change in unrealized gain (loss) on investments	2,909,210	11,595,005	260,358	5,203,620	5,793,211	8,574,650	3,868,246	95,962

Net gain (loss) on investments	1,236,635	7,472,125	181,271	5,483,298	5,410,679	4,385,816	1,122,006	78,611

Reinvested capital gains	185,907	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,379,639	10,023,166	219,780	5,862,238	5,933,080	4,809,524	1,339,047	85,397

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	ACVU1	ACVU2	ACVV	ACVV2	ACVVS1	ACVVS2	DVSCS	DSIF

Reinvested dividends	$13,610	1,741	10,174,071	218,248	-	-	601,775	6,670,640
Mortality and expense risk charges (note 2)	(33,493)	(10,302)	(1,992,034)	(71,595)	(37,079)	(2,669)	(274,976)	(3,564,461)

Net investment income (loss)	(19,883)	(8,561)	8,182,037	146,653	(37,079)	(2,669)	326,799	3,106,179

Realized gain (loss) on investments	(3,220,488)	(409,142)	(39,690,837)	(742,671)	(4,259,450)	(220,605)	(13,196,435)	(6,831,586)
Change in unrealized gain (loss) on investments	3,911,438	545,505	58,222,005	1,224,611	4,669,213	245,455	12,778,447	54,567,717

Net gain (loss) on investments	690,950	136,363	18,531,168	481,940	409,763	24,850	(417,988)	47,736,131

Reinvested capital gains	-	-	-	-	-	-	4,079,322	20,763,529

Net increase (decrease) in contract owners’ equity resulting from operations	$671,067	127,802	26,713,205	628,593	372,684	22,181	3,988,133	71,605,839

Investment Activity:	DSRG	DSRGS	DCAP	DCAPS	DSC	DVIV	FCA2S	FALFS

Reinvested dividends	$405,641	674	1,455,996	48,278	2,044	10,323	3,984	4,185
Mortality and expense risk charges (note 2)	(446,405)	(1,854)	(614,870)	(33,309)	(1,541)	(3,346)	(10,620)	(3,608)

Net investment income (loss)	(40,764)	(1,180)	841,126	14,969	503	6,977	(6,636)	577

Realized gain (loss) on investments	340,147	(10)	(3,114,475)	(142,826)	(10,035)	(1,733)	16,943	(59,811)
Change in unrealized gain (loss) on investments	11,413,547	30,275	8,565,347	254,207	40,653	62,504	45,309	77,495

Net gain (loss) on investments	11,753,694	30,265	5,450,872	111,381	30,618	60,771	62,252	17,684

Reinvested capital gains	-	-	4,248,521	159,016	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,712,930	29,085	10,540,519	285,366	31,121	67,748	55,616	18,261

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FHIBS	FVMOS	FQB	FQBS	FC2	FVSS2	FCS	FNRS2

Reinvested dividends	$355,633	104,545	10,490,209	411,345	118,267	3,672	4,474,615	51,054
Mortality and expense risk charges (note 2)	(60,756)	(61,780)	(1,845,295)	(119,390)	(188,189)	(19,980)	(4,025,489)	(258,463)

Net investment income (loss)	294,877	42,765	8,644,914	291,955	(69,922)	(16,308)	449,126	(207,409)

Realized gain (loss) on investments	(251,671)	63,058	(4,351,727)	(239,255)	(367,177)	(423,541)	(9,349,615)	(8,994,144)
Change in unrealized gain (loss) on investments	1,273,309	(100,637)	22,969,480	1,024,685	3,402,497	918,885	112,944,656	17,283,512

Net gain (loss) on investments	1,021,638	(37,579)	18,617,753	785,430	3,035,320	495,344	103,595,041	8,289,368

Reinvested capital gains	-	106,126	-	-	2,859	-	95,326	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,316,515	111,312	27,262,667	1,077,385	2,968,257	479,036	104,139,493	8,081,959

Investment Activity:	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2

Reinvested dividends	$5,423,531	138,307	296,161	891	193,903	4,156	62,146	6,437
Mortality and expense risk charges (note 2)	(2,904,878)	(125,649)	(92,702)	(279)	(63,783)	(1,721)	(30,386)	(4,847)

Net investment income (loss)	2,518,653	12,658	203,459	612	130,120	2,435	31,760	1,590

Realized gain (loss) on investments	(21,060,117)	(676,225)	(1,238,428)	(1,391)	(1,193,894)	(3,843)	(657,992)	(28,930)
Change in unrealized gain (loss) on investments	82,099,875	2,316,109	2,605,255	4,898	2,282,203	27,269	1,311,464	107,454

Net gain (loss) on investments	61,039,758	1,639,884	1,366,827	3,507	1,088,309	23,426	653,472	78,524

Reinvested capital gains	-	-	66,383	186	72,898	1,260	37,534	4,464

Net increase (decrease) in contract owners’ equity resulting from operations	$63,558,411	1,652,542	1,636,669	4,305	1,291,327	27,121	722,766	84,578

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FGOS	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2

Reinvested dividends	$76,572	517,771	5,239	4,607,813	3,118,366	5,774,914	186,251	36,252
Mortality and expense risk charges (note 2)	(218,614)	(1,766,486)	(51,301)	(692,459)	(413,086)	(786,351)	(336,454)	(151,283)

Net investment income (loss)	(142,042)	(1,248,715)	(46,062)	3,915,354	2,705,280	4,988,563	(150,203)	(115,031)

Realized gain (loss) on investments	(1,283,016)	1,146,420	(17,209)	(6,426,537)	(2,907,003)	92,206	(3,751,495)	(266,661)
Change in unrealized gain (loss) on investments	9,078,300	37,767,384	699,170	24,264,875	12,952,030	3,537,944	13,063,566	2,947,511

Net gain (loss) on investments	7,795,284	38,913,804	681,961	17,838,338	10,045,027	3,630,150	9,312,071	2,680,850

Reinvested capital gains	-	135,846	2,341	-	-	280,887	166,121	41,280

Net increase (decrease) in contract owners’ equity resulting from operations	$7,653,242	37,800,935	638,240	21,753,692	12,750,307	8,899,600	9,327,989	2,607,099

Investment Activity:	FOS	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3

Reinvested dividends	$424,364	93,554	773,884	67,310	3,188,989	8,865	227,062	266,403
Mortality and expense risk charges (note 2)	(232,021)	(91,745)	(451,011)	(153,433)	(472,673)	(9,262)	(169,065)	(110,579)

Net investment income (loss)	192,343	1,809	322,873	(86,123)	2,716,316	(397)	57,997	155,824

Realized gain (loss) on investments	(818,682)	(159,778)	(2,918,825)	(10,648,667)	(3,933,797)	(28,427)	(3,972,025)	(3,560,166)
Change in unrealized gain (loss) on investments	5,401,185	1,198,551	10,854,503	16,182,156	13,010,258	114,005	6,859,070	8,512,987

Net gain (loss) on investments	4,582,503	1,038,773	7,935,678	5,533,489	9,076,461	85,578	2,887,045	4,952,821

Reinvested capital gains	69,697	16,122	126,166	-	-	-	625,297	24,970

Net increase (decrease) in contract owners’ equity resulting from operations	$4,844,543	1,056,704	8,384,717	5,447,366	11,792,777	85,181	3,570,339	5,133,615

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	TIF2	TIF3	FTVGI3	FTVFA2	AMGP	AMINS	AMCG	AMTP

Reinvested dividends	$1,637	359,740	6,099,529	75,007	2,878	42	-	10,886
Mortality and expense risk charges (note 2)	(465)	(109,866)	(510,021)	(21,309)	(258,784)	(11,941)	(441,523)	(330,526)

Net investment income (loss)	1,172	249,874	5,589,508	53,698	(255,906)	(11,899)	(441,523)	(319,640)

Realized gain (loss) on investments	(4,239)	(5,330,269)	601,497	(75,983)	1,490,078	(915,404)	2,438,296	(48,266,083)
Change in unrealized gain (loss) on investments	10,892	7,064,420	783,873	503,967	3,597,567	1,231,409	5,956,056	63,903,225

Net gain (loss) on investments	6,653	1,734,151	1,385,370	427,984	5,087,645	316,005	8,394,352	15,637,142

Reinvested capital gains	2,020	434,845	-	-	-	-	-	48,357

Net increase (decrease) in contract owners’ equity resulting from operations	$9,845	2,418,870	6,974,878	481,682	4,831,739	304,106	7,952,829	15,365,859

Investment Activity:	AMRS	AMFAS	AMSRS	OVCAFS	OVGR	OVGS3	OVGS	OVGSS

Reinvested dividends	$32	-	71,058	224	445,819	2,135,689	1,549,968	61,066
Mortality and expense risk charges (note 2)	(20,151)	(17,378)	(38,943)	(58,182)	(1,533,969)	(1,114,554)	(771,937)	(55,790)

Net investment income (loss)	(20,119)	(17,378)	32,115	(57,958)	(1,088,150)	1,021,135	778,031	5,276

Realized gain (loss) on investments	(1,711,142)	(411,072)	(940,646)	90,471	3,283,907	(4,202,394)	3,057,837	209,682
Change in unrealized gain (loss) on investments	2,204,244	668,003	1,734,978	1,112,075	45,618,716	31,249,377	15,888,598	669,885

Net gain (loss) on investments	493,102	256,931	794,332	1,202,546	48,902,623	27,046,983	18,946,435	879,567

Reinvested capital gains	47	-	-	-	-	2,040,532	1,477,876	67,718

Net increase (decrease) in contract owners’ equity resulting from operations	$473,030	239,553	826,447	1,144,588	47,814,473	30,108,650	21,202,342	952,561

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	OVHI3	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG

Reinvested dividends	$-	-	-	2,296,446	50,387	76,139	971	-
Mortality and expense risk charges (note 2)	(17,897)	(1,622)	(297)	(1,313,637)	(54,648)	(98,464)	(1,895)	(588,808)

Net investment income (loss)	(17,897)	(1,622)	(297)	982,809	(4,261)	(22,325)	(924)	(588,808)

Realized gain (loss) on investments	(533,695)	(123,303)	(11,633)	(915,631)	(32,191)	(1,684,312)	(6,232)	(2,298,344)
Change in unrealized gain (loss) on investments	983,470	149,471	17,230	27,014,066	738,143	4,800,249	53,849	17,451,483

Net gain (loss) on investments	449,775	26,168	5,597	26,098,435	705,952	3,115,937	47,617	15,153,139

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$431,878	24,546	5,300	27,081,244	701,691	3,093,612	46,693	14,564,331

Investment Activity:	OVSBS	PMVRRA	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ

Reinvested dividends	$9,877	22,010	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(72,669)	(7,984)	(2,122)	(776)	(1,307)	(7,898)	(3,000)	(6,516)

Net investment income (loss)	(62,792)	14,026	(2,122)	(776)	(1,307)	(7,898)	(3,000)	(6,516)

Realized gain (loss) on investments	(54,957)	(19,655)	(16,029)	(17,512)	(6,344)	(160,114)	4,857	(24,589)
Change in unrealized gain (loss) on investments	702,990	87,656	55,934	42,373	33,614	366,385	125,917	287,895

Net gain (loss) on investments	648,033	68,001	39,905	24,861	27,270	206,271	130,774	263,306

Reinvested capital gains	3,096	28,923	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$588,337	110,950	37,783	24,085	25,963	198,373	127,774	256,790

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SBLV	SBLX	SBLY	PMVTRA	PVGIB	ACEG2	ACC2	VYDS

Reinvested dividends	$-	-	-	106,401	268	-	352,265	44,325
Mortality and expense risk charges (note 2)	(18,261)	(307)	(230)	(22,269)	(129)	(27,336)	(149,191)	(65,174)

Net investment income (loss)	(18,261)	(307)	(230)	84,132	139	(27,336)	203,074	(20,849)

Realized gain (loss) on investments	(49,996)	(3,890)	474	32	(5,652)	48,582	(269,348)	(545,263)
Change in unrealized gain (loss) on investments	686,118	13,196	5,463	86,403	7,561	677,709	1,932,263	1,764,076

Net gain (loss) on investments	636,122	9,306	5,937	86,435	1,909	726,291	1,662,915	1,218,813

Reinvested capital gains	-	-	-	74,667	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$617,861	8,999	5,707	245,234	2,048	698,955	1,865,989	1,197,964

Investment Activity:	ROCMC	TRBCG2	TREI2	TRLT2	VWEMR	VWEM	VWHAR	VWHA

Reinvested dividends	$-	-	235,425	412,415	19,846	25,013	70,838	34,776
Mortality and expense risk charges (note 2)	(6,549)	(122,671)	(163,657)	(145,579)	(176,614)	(159,580)	(323,903)	(138,894)

Net investment income (loss)	(6,549)	(122,671)	71,768	266,836	(156,768)	(134,567)	(253,065)	(104,118)

Realized gain (loss) on investments	(100,256)	(5,034,040)	(4,553,780)	454,676	(7,035,063)	(3,889,732)	(4,167,125)	504,098
Change in unrealized gain (loss) on investments	383,373	9,395,817	7,167,373	324,300	17,240,733	13,681,766	17,024,224	5,264,923

Net gain (loss) on investments	283,117	4,361,777	2,613,593	778,976	10,205,670	9,792,034	12,857,099	5,769,021

Reinvested capital gains	-	-	-	-	802,362	1,011,248	140,476	68,964

Net increase (decrease) in contract owners’ equity resulting from operations	$276,568	4,239,106	2,685,361	1,045,812	10,851,264	10,668,715	12,744,510	5,733,867

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR	WRGP

Reinvested dividends	$881,683	1,174,111	4,340,735	1,337,433	223,206	-	-	567,220
Mortality and expense risk charges (note 2)	(2,905,163)	(670,523)	(1,342,473)	(1,530,268)	(269,631)	(113,104)	(462,391)	(1,759,562)

Net investment income (loss)	(2,023,480)	503,588	2,998,262	(192,835)	(46,425)	(113,104)	(462,391)	(1,192,342)

Realized gain (loss) on investments	6,318,051	1,795,582	(1,248,237)	(6,021,980)	(730,970)	(643,484)	(1,426,307)	(630,027)
Change in unrealized gain (loss) on investments	22,928,585	3,538,066	4,745,812	32,181,263	3,940,788	3,749,945	20,367,361	30,999,530

Net gain (loss) on investments	29,246,636	5,333,648	3,497,575	26,159,283	3,209,818	3,106,461	18,941,054	30,369,503

Reinvested capital gains	23,828,981	337,991	-	-	-	-	-	4,191,940

Net increase (decrease) in contract owners’ equity resulting from operations	$51,052,137	6,175,227	6,495,837	25,966,448	3,163,393	2,993,357	18,478,663	33,369,101

Investment Activity:	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP	WRRESP

Reinvested dividends	$6,594,398	658,128	609,757	-	-	580,314	324,063	264,454
Mortality and expense risk charges (note 2)	(862,089)	(517,829)	(209,394)	(39,050)	(135,137)	(653,094)	(69,733)	(101,887)

Net investment income (loss)	5,732,309	140,299	400,363	(39,050)	(135,137)	(72,780)	254,330	162,567

Realized gain (loss) on investments	(269,739)	2,237,652	(2,488,334)	(348,170)	(701,518)	-	(293,975)	(2,178,321)
Change in unrealized gain (loss) on investments	21,265,608	7,178,898	6,156,159	1,492,389	4,902,103	-	436,785	3,576,435

Net gain (loss) on investments	20,995,869	9,416,550	3,667,825	1,144,219	4,200,585	-	142,810	1,398,114

Reinvested capital gains	-	-	980,727	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,728,178	9,556,849	5,048,915	1,105,169	4,065,448	(72,780)	397,140	1,560,681

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG	WIEP	WVCP

Reinvested dividends	$-	275,635	-	1,223,777	-	-	8	25,302
Mortality and expense risk charges (note 2)	(969,244)	(772,086)	(92,700)	(726,093)	(510,896)	(16,563)	(18,178)	(9,265)

Net investment income (loss)	(969,244)	(496,451)	(92,700)	497,684	(510,896)	(16,563)	(18,170)	16,037

Realized gain (loss) on investments	2,351,564	448,289	(1,055,510)	(1,567,132)	(34,456,674)	97,997	441,743	(38,972)
Change in unrealized gain (loss) on investments	21,764,143	18,757,875	3,050,968	14,055,829	53,085,484	400,780	(67,524)	279,387

Net gain (loss) on investments	24,115,707	19,206,164	1,995,458	12,488,697	18,628,810	498,777	374,219	240,415

Reinvested capital gains	5,252,733	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$28,399,196	18,709,713	1,902,758	12,986,381	18,117,914	482,214	356,049	256,452

Investment Activity:	BF	SGRF	JPMCVP	WGIP

Reinvested dividends	$401,477	-	245,162	284,500
Mortality and expense risk charges (note 2)	(187,033)	(86,529)	(35,916)	(34,852)

Net investment income (loss)	214,444	(86,529)	209,246	249,648

Realized gain (loss) on investments	(18,309,048)	(11,029,249)	(6,435,488)	(2,901,776)
Change in unrealized gain (loss) on investments	16,886,732	12,134,483	5,690,300	3,465,093

Net gain (loss) on investments	(1,422,316)	1,105,234	(745,188)	563,317

Reinvested capital gains	-	-	22,194	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,207,872)	1,018,705	(513,748)	812,965

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		BBCMAG		BBGI		BBCA
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$69,066,562	68,923,673	(3,901)	(640)	(3,578)	8,001	(12,467)	(32,507)
Realized gain (loss) on investments	(679,416,549)	141,760,105	(269,562)	23,632	(805,753)	42,097	(187,904)	398,820
Change in unrealized gain (loss) on investments	2,141,717,605	(4,994,288,537)	400,950	(987,215)	1,071,310	(2,360,377)	438,221	(2,399,080)
Reinvested capital gains	109,584,169	614,502,928	-	315,512	-	715,977	-	445,954

Net increase (decrease) in contract owners’ equity resulting from operations	1,640,951,787	(4,169,101,831)	127,487	(648,711)	261,979	(1,594,302)	237,850	(1,586,813)

Equity transactions:
Purchase payments received from contract owners (note 3)	213,963,897	292,474,959	(8,897)	81,282	25,760	24,947	15,355	21,498
Transfers between funds	-	-	(123)	(211,732)	(346,129)	(841,233)	(12)	(657,558)
Redemptions (note 3)	(1,535,732,127)	(2,482,867,821)	(221,819)	(329,680)	(336,773)	(560,500)	(244,251)	(498,807)
Annuity benefits	(5,109,456)	(6,479,048)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(226,624)	(324,720)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,951,708)	(8,501,724)	(580)	(833)	(159)	(2,570)	(89)	(2,140)
Adjustments to maintain reserves	(110,835)	397,026	(28)	(58)	(31)	(101)	(52)	(53)

Net equity transactions	(1,331,166,853)	(2,205,301,328)	(231,447)	(461,021)	(657,332)	(1,379,457)	(229,049)	(1,137,060)

Net change in contract owners’ equity	309,784,934	(6,374,403,159)	(103,960)	(1,109,732)	(395,353)	(2,973,759)	8,801	(2,723,873)
Contract owners’ equity beginning of period	7,651,606,707	14,026,009,866	884,049	1,993,781	2,093,573	5,067,332	1,112,358	3,836,231

Contract owners’ equity end of period	$7,961,391,641	7,651,606,707	780,089	884,049	1,698,220	2,093,573	1,121,159	1,112,358

CHANGES IN UNITS:
Beginning units	721,371,476	874,752,300	110,981	152,662	261,627	393,076	117,435	194,644
Units purchased	275,440,652	329,568,328	1,099	7,786	9,325	14,194	8,541	9,058
Units redeemed	(365,779,673)	(482,949,152)	(32,558)	(49,467)	(89,789)	(145,643)	(32,300)	(86,267)

Ending units	631,032,455	721,371,476	79,522	110,981	181,163	261,627	93,676	117,435

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MLVGA3		CSIEF3		WSCP		JPMMV1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$141,162	-	(621)	-	(12,857)	-	(81,061)	-
Realized gain (loss) on investments	59,155	-	19	-	11,810	-	235,837	-
Change in unrealized gain (loss) on investments	521,553	-	12,049	-	407,313	-	2,545,147	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	721,870	-	11,447	-	406,266	-	2,699,923	-

Equity transactions:
Purchase payments received from contract owners (note 3)	270,186	-	55	-	18,839	-	42,418	-
Transfers between funds	15,799,366	-	1,185,824	-	4,778,356	-	9,246,326	-
Redemptions (note 3)	(676,123)	-	(1,827)	-	(128,128)	-	(988,531)	-
Annuity benefits	(3,681)	-	-	-	-	-	(1,362)	-
Contract maintenance charges (note 2)	(21)	-	-	-	(24)	-	(190)	-
Contingent deferred sales charges (note 2)	(1,476)	-	(5)	-	(19)	-	(1,003)	-
Adjustments to maintain reserves	(112)	-	(46)	-	11	-	2,339	-

Net equity transactions	15,388,139	-	1,184,001	-	4,669,035	-	8,299,997	-

Net change in contract owners’ equity	16,110,009	-	1,195,448	-	5,075,301	-	10,999,920	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$16,110,009	-	1,195,448	-	5,075,301	-	10,999,920	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	1,472,293	-	118,413	-	485,940	-	1,121,053	-
Units redeemed	(142,768)	-	(180)	-	(20,889)	-	(199,415)	-

Ending units	1,329,525	-	118,233	-	465,051	-	921,638	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JABS		JACAS		JAGTS2		JAGTS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,549	840	(1,362,426)	(2,114,763)	(131,639)	(155,741)	(176,543)	(238,889)
Realized gain (loss) on investments	741	170	6,549,275	36,028,375	278,524	687,087	(23,221)	690,275
Change in unrealized gain (loss) on investments	16,911	(17,008)	38,820,781	(128,871,167)	5,154,528	(8,720,454)	7,483,498	(13,793,583)
Reinvested capital gains	3,877	1,928	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,078	(14,070)	44,007,630	(94,957,555)	5,301,413	(8,189,108)	7,283,734	(13,342,197)

Equity transactions:
Purchase payments received from contract owners (note 3)	50	-	2,743,945	3,112,750	602,350	775,081	211,803	230,217
Transfers between funds	6,108	79,385	5,252,337	868,058	709,197	(634,197)	(606,592)	(1,805,811)
Redemptions (note 3)	(6,892)	(6,656)	(18,927,419)	(40,583,636)	(2,356,313)	(2,935,255)	(2,072,844)	(5,496,738)
Annuity benefits	(282)	-	(25,688)	(37,253)	-	-	(1,833)	(2,421)
Contract maintenance charges (note 2)	-	-	(3,141)	(4,319)	(490)	(459)	(712)	(1,480)
Contingent deferred sales charges (note 2)	-	-	(51,463)	(107,794)	(10,197)	(16,308)	(3,612)	(5,911)
Adjustments to maintain reserves	(14)	113	57,400	86,097	74,097	(74,995)	(5,423)	22,186

Net equity transactions	(1,030)	72,842	(10,954,029)	(36,666,097)	(981,356)	(2,886,133)	(2,479,213)	(7,059,958)

Net change in contract owners’ equity	22,048	58,772	33,053,601	(131,623,652)	4,320,057	(11,075,241)	4,804,521	(20,402,155)
Contract owners’ equity beginning of period	91,385	32,613	105,919,792	237,543,444	8,611,584	19,686,825	14,408,805	34,810,960

Contract owners’ equity end of period	$113,433	91,385	138,973,393	105,919,792	12,931,641	8,611,584	19,213,326	14,408,805

CHANGES IN UNITS:
Beginning units	7,919	2,342	15,992,721	19,196,350	1,067,580	1,356,019	5,376,361	7,228,127
Units purchased	1,152	6,157	4,124,757	7,946,503	718,595	422,047	47,000	497,940
Units redeemed	(1,144)	(580)	(5,427,913)	(11,150,132)	(754,789)	(710,486)	(805,237)	(2,349,706)

Ending units	7,927	7,919	14,689,565	15,992,721	1,031,386	1,067,580	4,618,124	5,376,361

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JARLCS		JAIGS2		JAIGS		MIGSC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,711)	(13,905)	(628,943)	2,001,349	(460,539)	1,637,524	(1,377)	(2,072)
Realized gain (loss) on investments	(787,140)	(248,707)	(3,933,548)	20,122,672	4,928,002	18,441,362	(1,393)	2,575
Change in unrealized gain (loss) on investments	906,460	(954,111)	47,489,460	(122,594,162)	31,358,613	(102,734,913)	56,691	(104,015)
Reinvested capital gains	-	147,027	2,369,924	18,856,175	1,949,340	15,048,524	-	10,494

Net increase (decrease) in contract owners’ equity resulting from operations	116,609	(1,069,696)	45,296,893	(81,613,966)	37,775,416	(67,607,503)	53,921	(93,018)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,613	23,388	2,925,196	3,660,114	886,150	1,047,864	(195)	(6)
Transfers between funds	(1,597,596)	161,370	15,394,785	(14,771,518)	(2,752,353)	(7,174,128)	5,393	(4,076)
Redemptions (note 3)	(123,657)	(654,840)	(13,437,090)	(24,069,227)	(10,519,223)	(26,348,234)	(5,641)	(11,265)
Annuity benefits	(636)	(310)	(23,173)	(67,957)	(15,338)	(23,074)	(5,842)	(6,696)
Contract maintenance charges (note 2)	(10)	(2)	(3,027)	(2,943)	(1,549)	(4,626)	-	(2)
Contingent deferred sales charges (note 2)	(469)	(1,485)	(48,397)	(87,615)	(17,582)	(23,357)	(17)	(179)
Adjustments to maintain reserves	(106)	(103)	(4,598)	26,370	(2,088)	56,010	97	668

Net equity transactions	(1,718,861)	(471,982)	4,803,696	(35,312,776)	(12,421,983)	(32,469,545)	(6,205)	(21,556)

Net change in contract owners’ equity	(1,602,252)	(1,541,678)	50,100,589	(116,926,742)	25,353,433	(100,077,048)	47,716	(114,574)
Contract owners’ equity beginning of period	1,608,689	3,150,367	61,595,911	178,522,653	54,239,408	154,316,456	147,243	261,817

Contract owners’ equity end of period	$6,437	1,608,689	111,696,500	61,595,911	79,592,841	54,239,408	194,959	147,243

CHANGES IN UNITS:
Beginning units	140,574	177,353	4,486,666	6,157,632	6,684,942	8,694,808	18,125	20,042
Units purchased	45,295	66,214	2,024,382	2,032,442	124,988	763,914	688	84
Units redeemed	(185,394)	(102,993)	(1,921,319)	(3,703,408)	(1,251,853)	(2,773,780)	(1,350)	(2,001)

Ending units	475	140,574	4,589,729	4,486,666	5,558,077	6,684,942	17,463	18,125

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MMCGSC		MNDSC		MVFSC		MSVFI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(26,044)	(41,644)	(17,628)	(19,405)	(10,470)	(65,618)	474,490	332,635
Realized gain (loss) on investments	(88,015)	79,081	(68,745)	(12,891)	(4,199,319)	(845,018)	(193,713)	(1,295,605)
Change in unrealized gain (loss) on investments	587,668	(1,819,815)	524,183	(676,408)	10,394,323	(16,140,076)	182,335	(306,788)
Reinvested capital gains	-	319,435	-	214,547	-	1,745,231	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	473,609	(1,462,943)	437,810	(494,157)	6,184,534	(15,305,481)	463,112	(1,269,758)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,485	6,943	1,230	6,459	816,327	928,426	129,846	419,365
Transfers between funds	6,539	(148,555)	84,239	(366)	5,359,412	5,626,261	(3,023,753)	(184,643)
Redemptions (note 3)	(169,267)	(118,741)	(53,851)	(101,436)	(4,251,942)	(5,270,103)	(1,106,061)	(2,529,890)
Annuity benefits	-	-	-	-	(17,140)	(29,551)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,063)	(385)	(303)	(539)
Contingent deferred sales charges (note 2)	(1,736)	(568)	(262)	(822)	(11,001)	(13,194)	(4,221)	(13,586)
Adjustments to maintain reserves	(65)	(46)	286	(46,621)	21,045	(279)	2,059	125

Net equity transactions	(163,044)	(260,967)	31,642	(142,786)	1,915,638	1,241,175	(4,002,433)	(2,309,168)

Net change in contract owners’ equity	310,565	(1,723,910)	469,452	(636,943)	8,100,172	(14,064,306)	(3,539,321)	(3,578,926)
Contract owners’ equity beginning of period	1,299,560	3,023,470	703,563	1,340,506	28,710,789	42,775,095	7,688,511	11,267,437

Contract owners’ equity end of period	$1,610,125	1,299,560	1,173,015	703,563	36,810,961	28,710,789	4,149,190	7,688,511

CHANGES IN UNITS:
Beginning units	234,916	259,737	101,953	114,943	3,458,496	3,388,372	797,752	1,037,706
Units purchased	20,743	8,125	25,562	12,289	2,046,178	2,174,589	873,688	1,037,826
Units redeemed	(45,625)	(32,946)	(21,022)	(25,279)	(1,808,251)	(2,104,465)	(1,274,343)	(1,277,780)

Ending units	210,034	234,916	106,493	101,953	3,696,423	3,458,496	397,097	797,752

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVF2		MSEM		MSVMG		MSVRE

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$55,591	30,084	887,135	1,061,196	(79,371)	(73,239)	2,132,202	3,637,828
Realized gain (loss) on investments	(25,994)	(32,030)	(453,053)	(1,325,540)	(6,911,501)	(1,419,494)	(118,691,386)	(10,205,933)
Change in unrealized gain (loss) on investments	32,877	(147,097)	2,824,653	(3,434,427)	10,827,887	(13,899,671)	121,284,727	(123,544,689)
Reinvested capital gains	-	-	-	735,547	-	4,929,728	-	62,046,801

Net increase (decrease) in contract owners’ equity resulting from operations	62,474	(149,043)	3,258,735	(2,963,224)	3,837,015	(10,462,676)	4,725,543	(68,065,993)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	51,490	106,914	97,050	250,427	299,568	776,904	3,946,915
Transfers between funds	14,018	(87,550)	(822,603)	(2,324,404)	(12,017,677)	(1,333,768)	(92,059,094)	(17,299,231)
Redemptions (note 3)	(114,584)	(87,893)	(2,296,012)	(3,856,527)	(1,454,122)	(5,449,125)	(7,924,155)	(32,420,621)
Annuity benefits	(10,781)	(8,248)	(9,846)	(10,295)	(3,390)	(4,878)	(25,093)	(78,227)
Contract maintenance charges (note 2)	-	-	(336)	(471)	(221)	(380)	(2,294)	(5,167)
Contingent deferred sales charges (note 2)	(858)	(1,412)	(5,906)	(12,513)	(2,038)	(12,770)	(27,812)	(140,483)
Adjustments to maintain reserves	(61)	852	(654)	739	(47,959)	3,821	4,197	6,714

Net equity transactions	(112,266)	(132,761)	(3,028,443)	(6,106,421)	(13,274,980)	(6,497,532)	(99,257,347)	(45,990,100)

Net change in contract owners’ equity	(49,792)	(281,804)	230,292	(9,069,645)	(9,437,965)	(16,960,208)	(94,531,804)	(114,056,093)
Contract owners’ equity beginning of period	875,862	1,157,666	13,115,046	22,184,691	9,493,854	26,454,062	95,712,403	209,768,496

Contract owners’ equity end of period	$826,070	875,862	13,345,338	13,115,046	55,889	9,493,854	1,180,599	95,712,403

CHANGES IN UNITS:
Beginning units	75,504	93,300	586,733	837,101	1,708,103	2,396,216	5,202,889	7,005,630
Units purchased	5,764	10,657	47,736	48,767	843,541	1,054,348	618,853	1,578,095
Units redeemed	(17,829)	(28,453)	(167,701)	(299,135)	(2,546,810)	(1,742,461)	(5,774,012)	(3,380,836)

Ending units	63,439	75,504	466,768	586,733	4,834	1,708,103	47,730	5,202,889

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVAGF3		NVAMV1		GVAAA2		GVABD2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$30,329	-	948	-	(379,310)	439,959	(269,914)	1,344,204
Realized gain (loss) on investments	8,210	-	3,794	-	(2,838,254)	(1,577,102)	(3,729,975)	(1,872,198)
Change in unrealized gain (loss) on investments	(7,890)	-	13,851	-	9,026,556	(14,412,669)	7,240,981	(3,720,930)
Reinvested capital gains	4,490	-	13,244	-	836,324	500,454	9,965	26,029

Net increase (decrease) in contract owners’ equity resulting from operations	35,139	-	31,837	-	6,645,316	(15,049,358)	3,251,057	(4,222,895)

Equity transactions:
Purchase payments received from contract owners (note 3)	12,910	-	29,111	-	1,536,979	2,697,976	483,396	1,111,878
Transfers between funds	995,682	-	363,916	-	2,815,926	6,828,923	3,208,035	1,875,370
Redemptions (note 3)	(69,376)	-	(32,806)	-	(5,240,766)	(11,934,581)	(5,818,847)	(7,863,791)
Annuity benefits	-	-	(11)	-	(66,777)	(53,909)	(46,432)	(40,002)
Contract maintenance charges (note 2)	(3)	-	(9)	-	(922)	(746)	(417)	(269)
Contingent deferred sales charges (note 2)	(30)	-	-	-	(6,481)	(39,667)	(9,636)	(15,551)
Adjustments to maintain reserves	(14)	-	(13)	-	(681)	4,681	(519)	994

Net equity transactions	939,169	-	360,188	-	(962,722)	(2,497,323)	(2,184,420)	(4,931,371)

Net change in contract owners’ equity	974,308	-	392,025	-	5,682,594	(17,546,681)	1,066,637	(9,154,266)
Contract owners’ equity beginning of period	-	-	-	-	31,208,437	48,755,118	30,618,095	39,772,361

Contract owners’ equity end of period	$974,308	-	392,025	-	36,891,031	31,208,437	31,684,732	30,618,095

CHANGES IN UNITS:
Beginning units	-	-	-	-	3,842,337	4,327,066	3,167,010	3,680,238
Units purchased	99,992	-	34,548	-	1,380,676	2,463,802	3,133,380	3,966,962
Units redeemed	(14,032)	-	(3,289)	-	(1,567,478)	(2,948,531)	(3,377,021)	(4,480,190)

Ending units	85,960	-	31,259	-	3,655,535	3,842,337	2,923,369	3,167,010

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVAGG2		GVAGR2		GVAGI2		HIBF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(262,953)	404,639	(328,995)	288,566	(108,429)	105,814	3,067,115	4,074,797
Realized gain (loss) on investments	(2,508,317)	(481,663)	(3,543,526)	(917,919)	(1,263,463)	(769,927)	(4,148,468)	(4,157,625)
Change in unrealized gain (loss) on investments	8,592,064	(14,244,214)	9,293,715	(21,230,930)	3,531,610	(3,310,354)	14,256,487	(15,634,681)
Reinvested capital gains	1,761,984	911,284	3,122,179	2,103,079	244,640	2,817	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,582,778	(13,409,954)	8,543,373	(19,757,204)	2,404,358	(3,971,650)	13,175,134	(15,717,509)

Equity transactions:
Purchase payments received from contract owners (note 3)	489,752	986,481	909,029	1,652,820	680,705	727,755	84,683	118,372
Transfers between funds	4,448,817	3,937,864	10,496,698	9,771,893	3,029,225	5,930,503	(2,221,650)	(6,978,337)
Redemptions (note 3)	(4,280,332)	(4,186,077)	(5,023,461)	(5,697,519)	(1,322,132)	(1,064,026)	(6,729,066)	(13,727,511)
Annuity benefits	(17,876)	(13,058)	(32,281)	(32,456)	(37,355)	(42,161)	(21,985)	(30,178)
Contract maintenance charges (note 2)	(923)	(693)	(1,391)	(1,378)	(268)	(128)	(532)	(705)
Contingent deferred sales charges (note 2)	(12,386)	(16,773)	(12,914)	(26,625)	(3,677)	(1,959)	(8,946)	(29,829)
Adjustments to maintain reserves	(1,567)	1,481	(1,522)	1,638	(2,586)	1,438	(2,713)	(1,864)

Net equity transactions	625,485	709,225	6,334,158	5,668,373	2,343,912	5,551,422	(8,900,209)	(20,650,052)

Net change in contract owners’ equity	8,208,263	(12,700,729)	14,877,531	(14,088,831)	4,748,270	1,579,772	4,274,925	(36,367,561)
Contract owners’ equity beginning of period	19,548,258	32,248,987	23,964,401	38,053,232	7,421,132	5,841,360	34,120,404	70,487,965

Contract owners’ equity end of period	$27,756,521	19,548,258	38,841,932	23,964,401	12,169,402	7,421,132	38,395,329	34,120,404

CHANGES IN UNITS:
Beginning units	2,607,903	2,609,463	3,724,440	3,258,610	1,149,098	537,058	3,127,646	4,627,823
Units purchased	1,420,654	1,438,508	2,425,025	2,550,266	749,225	1,058,928	155,403	334,718
Units redeemed	(1,377,265)	(1,440,068)	(1,749,176)	(2,084,436)	(475,997)	(446,888)	(850,283)	(1,834,895)

Ending units	2,651,292	2,607,903	4,400,289	3,724,440	1,422,326	1,149,098	2,432,766	3,127,646

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	HIBF3		GEM		GEM3		GEM6

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$3,835,163	2,280,826	3,525	(952)	60,086	(101,376)	(6,599)	(14,640)
Realized gain (loss) on investments	(6,350,245)	(3,874,374)	(218,211)	787,003	(16,893,431)	8,668,667	(323,330)	(103,641)
Change in unrealized gain (loss) on investments	20,999,703	(6,635,904)	1,118,599	(4,206,251)	39,070,874	(94,816,847)	737,136	(1,538,348)
Reinvested capital gains	-	-	-	713,183	-	17,307,977	-	345,857

Net increase (decrease) in contract owners’ equity resulting from operations	18,484,621	(8,229,452)	903,913	(2,707,017)	22,237,529	(68,941,579)	407,207	(1,310,772)

Equity transactions:
Purchase payments received from contract owners (note 3)	787,358	1,237,325	111,599	106,145	1,620,444	2,062,330	13,067	16,996
Transfers between funds	9,912,116	11,845,476	(94,119)	(417,223)	2,701,712	(32,495,760)	149,929	(202,287)
Redemptions (note 3)	(7,197,760)	(6,900,762)	(417,217)	(976,220)	(7,332,600)	(16,720,775)	(150,590)	(245,027)
Annuity benefits	(44,044)	(41,681)	(3,275)	(6,739)	(24,429)	(84,343)	-	-
Contract maintenance charges (note 2)	(385)	(370)	(85)	(291)	(3,113)	(3,519)	-	-
Contingent deferred sales charges (note 2)	(11,277)	(22,294)	(840)	(2,679)	(22,375)	(66,134)	(636)	(3,619)
Adjustments to maintain reserves	776	213	(123)	(2,849)	(481)	(28,136)	5	(491)

Net equity transactions	3,446,784	6,117,907	(404,060)	(1,299,856)	(3,060,842)	(47,336,337)	11,775	(434,428)

Net change in contract owners’ equity	21,931,405	(2,111,545)	499,853	(4,006,873)	19,176,687	(116,277,916)	418,982	(1,745,200)
Contract owners’ equity beginning of period	38,715,492	40,827,037	1,725,374	5,732,247	40,090,735	156,368,651	694,612	2,439,812

Contract owners’ equity end of period	$60,646,897	38,715,492	2,225,227	1,725,374	59,267,422	40,090,735	1,113,594	694,612

CHANGES IN UNITS:
Beginning units	4,616,958	3,454,996	117,608	168,853	2,568,733	4,177,260	57,587	83,699
Units purchased	4,610,564	4,979,785	10,065	39,301	1,093,399	1,222,131	20,399	15,475
Units redeemed	(4,205,084)	(3,817,823)	(34,900)	(90,546)	(1,318,743)	(2,830,658)	(20,203)	(41,587)

Ending units	5,022,438	4,616,958	92,773	117,608	2,343,389	2,568,733	57,783	57,587

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGU1		GVGU		GIG		GIG3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$587	901	243,639	392,392	(909)	3,180	(37,503)	30,468
Realized gain (loss) on investments	(875)	(9,403)	(5,829,198)	(3,644,120)	(111,347)	32,049	(8,949,644)	2,536,521
Change in unrealized gain (loss) on investments	1,828	(21,765)	5,619,924	(6,394,552)	352,373	(965,145)	14,475,264	(33,910,265)
Reinvested capital gains	-	516	-	276,258	-	186,092	-	6,114,051

Net increase (decrease) in contract owners’ equity resulting from operations	1,540	(29,751)	34,365	(9,370,022)	240,117	(743,824)	5,488,117	(25,229,225)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	205,331	390,049	45,772	25,636	445,688	879,600
Transfers between funds	-	-	(5,017,490)	(3,766,086)	291,336	145,254	829,819	(8,555,913)
Redemptions (note 3)	(2,262)	(27,610)	(1,771,067)	(5,107,530)	(199,034)	(177,577)	(3,648,045)	(7,822,781)
Annuity benefits	(113)	(549)	-	-	(2,300)	(3,344)	(23)	-
Contract maintenance charges (note 2)	-	(1)	(149)	(165)	(54)	(83)	(663)	(786)
Contingent deferred sales charges (note 2)	-	-	(3,064)	(12,685)	(249)	(646)	(12,229)	(17,704)
Adjustments to maintain reserves	(4)	607	(345)	(598)	127	37	(668)	(55)

Net equity transactions	(2,379)	(27,553)	(6,586,784)	(8,497,015)	135,598	(10,723)	(2,386,121)	(15,517,639)

Net change in contract owners’ equity	(839)	(57,304)	(6,552,419)	(17,867,037)	375,715	(754,547)	3,101,996	(40,746,864)
Contract owners’ equity beginning of period	22,846	80,150	15,875,269	33,742,306	815,460	1,570,007	24,390,061	65,136,925

Contract owners’ equity end of period	$22,007	22,846	9,322,850	15,875,269	1,191,175	815,460	27,492,057	24,390,061

CHANGES IN UNITS:
Beginning units	1,501	3,488	1,126,815	1,589,344	95,197	100,313	1,835,707	2,612,842
Units purchased	-	37	213,262	1,012,770	47,278	43,948	751,390	971,895
Units redeemed	(145)	(2,024)	(722,711)	(1,475,299)	(33,533)	(49,064)	(980,656)	(1,749,030)

Ending units	1,356	1,501	617,366	1,126,815	108,942	95,197	1,606,441	1,835,707

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVIE6		GEF		GEF3		NVNMO1
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(160)	194	(2,595)	(44,925)	(6,123)	(61,202)	(356,697)	(1,094)
Realized gain (loss) on investments	(3,944)	(3,601)	253,741	1,666,747	(1,704,366)	(442,254)	973,687	(63,062)
Change in unrealized gain (loss) on investments	14,274	(24,330)	1,263,513	(11,532,186)	2,900,358	(8,164,752)	10,041,102	(28,282)
Reinvested capital gains	-	7,652	-	2,462,872	-	2,045,589	220,910	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,170	(20,085)	1,514,659	(7,447,492)	1,189,869	(6,622,619)	10,879,002	(92,438)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	54,104	51,268	61,348	270,709	432,974	937,904	8,303
Transfers between funds	21,133	-	(354,850)	(632,749)	(321,583)	(3,155,959)	96,213,801	232,942
Redemptions (note 3)	(4,258)	(3,620)	(1,199,210)	(2,568,680)	(921,308)	(2,526,326)	(6,087,874)	(17,603)
Annuity benefits	(873)	(350)	(2,579)	(2,288)	-	(5,534)	(6,304)	(83)
Contract maintenance charges (note 2)	-	-	(142)	(358)	(233)	(271)	(638)	-
Contingent deferred sales charges (note 2)	-	-	(633)	(3,816)	(2,562)	(12,547)	(7,118)	(146)
Adjustments to maintain reserves	12	(14)	4,386	2,080	(494)	238	(6,927)	2

Net equity transactions	16,014	50,120	(1,501,760)	(3,144,463)	(975,471)	(5,267,425)	91,042,844	223,415

Net change in contract owners’ equity	26,184	30,035	12,899	(10,591,955)	214,398	(11,890,044)	101,921,846	130,977
Contract owners’ equity beginning of period	30,035	-	8,035,052	18,627,007	6,267,551	18,157,595	130,977	-

Contract owners’ equity end of period	$56,219	30,035	8,047,951	8,035,052	6,481,949	6,267,551	102,052,823	130,977

CHANGES IN UNITS:
Beginning units	5,501	-	726,959	930,932	421,671	672,810	24,053	-
Units purchased	3,378	6,224	17,983	48,722	85,154	153,727	15,151,610	48,886
Units redeemed	(827)	(723)	(158,633)	(252,695)	(154,360)	(404,866)	(2,092,940)	(24,833)

Ending units	8,052	5,501	586,309	726,959	352,465	421,671	13,082,723	24,053

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(31,173)	(7,144)	(11)	-	(3,206)	9,231	42,214	19,796
Realized gain (loss) on investments	(2,091,723)	(281,569)	1	-	(369,652)	(51,468)	(244,151)	(228,204)
Change in unrealized gain (loss) on investments	3,083,853	(2,564,214)	169	-	886,321	(454,266)	988,580	(369,131)
Reinvested capital gains	-	-	-	-	529	28,153	-	13,371

Net increase (decrease) in contract owners’ equity resulting from operations	960,957	(2,852,927)	159	-	513,992	(468,350)	786,643	(564,168)

Equity transactions:
Purchase payments received from contract owners (note 3)	147,305	123,870	-	-	326,945	42,121	662,845	25,620
Transfers between funds	(2,202,180)	9,759,142	1,534	-	525,761	1,783,924	2,254,009	4,358,746
Redemptions (note 3)	(938,577)	(607,930)	-	-	(289,877)	(64,326)	(753,576)	(784,528)
Annuity benefits	(395)	(85)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,020)	(390)	-	-	(74)	-	(75)	(7)
Contingent deferred sales charges (note 2)	(6,181)	(3,516)	-	-	(222)	(92)	(225)	(18)
Adjustments to maintain reserves	3,889	(123)	2	-	146	625	(109)	(15)

Net equity transactions	(2,997,159)	9,270,968	1,536	-	562,679	1,762,252	2,162,869	3,599,798

Net change in contract owners’ equity	(2,036,202)	6,418,041	1,695	-	1,076,671	1,293,902	2,949,512	3,035,630
Contract owners’ equity beginning of period	6,418,041	-	-	-	1,293,902	-	3,035,630	-

Contract owners’ equity end of period	$4,381,839	6,418,041	1,695	-	2,370,573	1,293,902	5,985,142	3,035,630

CHANGES IN UNITS:
Beginning units	1,045,538	-	-	-	203,409	-	382,103	-
Units purchased	182,907	1,211,311	217	-	243,321	233,367	386,459	514,419
Units redeemed	(682,979)	(165,773)	-	-	(155,209)	(29,958)	(178,623)	(132,316)

Ending units	545,466	1,045,538	217	-	291,521	203,409	589,939	382,103

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$6,189	29,851	77,900	20,672	68,923	39,777	12,827	15,937
Realized gain (loss) on investments	(512,697)	(334,518)	(94,790)	(138,552)	(585,543)	(78,586)	(409,788)	(137,427)
Change in unrealized gain (loss) on investments	1,335,014	(1,142,261)	526,732	(107,989)	2,605,933	(1,059,754)	1,241,673	(593,494)
Reinvested capital gains	-	40,598	11,379	4,461	620	37,784	2,043	25,591

Net increase (decrease) in contract owners’ equity resulting from operations	828,506	(1,406,330)	521,221	(221,408)	2,089,933	(1,060,779)	846,755	(689,393)

Equity transactions:
Purchase payments received from contract owners (note 3)	201,435	2,981	89,458	6,538	1,611,034	96,009	1,293,097	409,472
Transfers between funds	886,720	6,556,923	4,172,111	3,356,206	5,586,811	6,996,482	1,421,546	2,665,798
Redemptions (note 3)	(2,059,944)	(961,052)	(1,199,870)	(530,286)	(1,937,222)	(411,382)	(261,619)	(98,938)
Annuity benefits	-	-	(17,163)	(808)	(48,497)	-	(20,564)	(13,758)
Contract maintenance charges (note 2)	(43)	-	(87)	-	(299)	(4)	(169)	-
Contingent deferred sales charges (note 2)	(6,456)	(19,780)	(5,579)	(4,476)	(7,725)	(2,904)	(368)	(31)
Adjustments to maintain reserves	(122)	(24)	68,962	(31)	(197)	(21)	(90)	47

Net equity transactions	(978,410)	5,579,048	3,107,832	2,827,143	5,203,905	6,678,180	2,431,833	2,962,590

Net change in contract owners’ equity	(149,904)	4,172,718	3,629,053	2,605,735	7,293,838	5,617,401	3,278,588	2,273,197
Contract owners’ equity beginning of period	4,172,718	-	2,605,735	-	5,617,401	-	2,273,197	-

Contract owners’ equity end of period	$4,022,814	4,172,718	6,234,788	2,605,735	12,911,239	5,617,401	5,551,785	2,273,197

CHANGES IN UNITS:
Beginning units	559,727	-	283,337	-	742,815	-	303,444	-
Units purchased	368,003	701,112	617,478	576,210	1,009,155	836,678	374,682	406,456
Units redeemed	(509,342)	(141,385)	(319,619)	(292,873)	(478,949)	(93,863)	(191,069)	(103,012)

Ending units	418,388	559,727	581,196	283,337	1,273,021	742,815	487,057	303,444

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$56,727	22,033	93,347	16,188	5,007	1,313	77,279	5,667
Realized gain (loss) on investments	(115,908)	(86,137)	126,672	(1,745)	3,675	(35)	74,825	(3,604)
Change in unrealized gain (loss) on investments	707,744	(132,838)	10,632	7,278	7,583	1,464	27,689	10,063
Reinvested capital gains	3,640	11,115	33,675	-	3,187	-	71,400	-

Net increase (decrease) in contract owners’ equity resulting from operations	652,203	(185,827)	264,326	21,721	19,452	2,742	251,193	12,126

Equity transactions:
Purchase payments received from contract owners (note 3)	387,857	93,955	101,829	88,959	-	-	19,118	28,467
Transfers between funds	2,538,399	4,129,381	6,628,168	1,123,725	579,089	99,088	3,536,367	521,980
Redemptions (note 3)	(1,132,337)	(310,623)	(914,752)	(72,633)	(30,807)	(1,388)	(383,426)	(10,239)
Annuity benefits	(1,247)	-	(10,261)	(42)	-	-	(5,681)	-
Contract maintenance charges (note 2)	(117)	-	(194)	(2)	-	-	(39)	(8)
Contingent deferred sales charges (note 2)	(12,815)	(2,601)	(1,026)	(95)	(42)	-	(179)	-
Adjustments to maintain reserves	(115)	(35)	(153)	(61)	(40)	4	(35)	(26)

Net equity transactions	1,779,625	3,910,077	5,803,611	1,139,851	548,200	97,704	3,166,125	540,174

Net change in contract owners’ equity	2,431,828	3,724,250	6,067,937	1,161,572	567,652	100,446	3,417,318	552,300
Contract owners’ equity beginning of period	3,724,250	-	1,161,572	-	100,446	-	552,300	-

Contract owners’ equity end of period	$6,156,078	3,724,250	7,229,509	1,161,572	668,098	100,446	3,969,618	552,300

CHANGES IN UNITS:
Beginning units	445,889	-	109,155	-	10,259	-	53,319	-
Units purchased	579,509	553,891	1,182,533	231,014	58,175	10,402	727,470	61,841
Units redeemed	(391,993)	(108,002)	(621,929)	(121,859)	(4,435)	(143)	(436,225)	(8,522)

Ending units	633,405	445,889	669,759	109,155	63,999	10,259	344,564	53,319

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TRF		TRF2		GVGF1		GVGFS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$329,455	613,571	(5,093)	(8,050)	(5)	93	(3,798)	55,659
Realized gain (loss) on investments	(13,766,520)	(5,725,472)	(41,969)	96,319	(630)	(9,130)	(2,226,308)	(2,965,751)
Change in unrealized gain (loss) on investments	39,345,162	(128,608,817)	196,791	(784,669)	1,717	(780)	3,488,754	(1,559,011)
Reinvested capital gains	-	31,797,048	-	162,491	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,908,097	(101,923,670)	149,729	(533,909)	1,082	(9,817)	1,258,648	(4,469,103)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,027,289	3,540,069	2,545	12,699	-	-	49,757	134,055
Transfers between funds	(3,906,228)	(12,672,352)	92,192	(224,362)	-	(9,584)	(720,768)	1,436,688
Redemptions (note 3)	(19,382,011)	(47,081,039)	(59,751)	(128,530)	(722)	(733)	(763,555)	(1,067,389)
Annuity benefits	(77,505)	(129,008)	-	-	-	(622)	(351)	(512)
Contract maintenance charges (note 2)	(9,736)	(13,512)	-	-	-	(1)	(72)	(95)
Contingent deferred sales charges (note 2)	(40,798)	(111,372)	(358)	(592)	-	-	(2,065)	(4,580)
Adjustments to maintain reserves	(9,969)	(2,709)	(53)	(23)	(1)	156	(410)	(277)

Net equity transactions	(20,398,958)	(56,469,923)	34,575	(340,808)	(723)	(10,784)	(1,437,464)	497,890

Net change in contract owners’ equity	5,509,139	(158,393,593)	184,304	(874,717)	359	(20,601)	(178,816)	(3,971,213)
Contract owners’ equity beginning of period	123,108,599	281,502,192	671,229	1,545,946	3,353	23,954	4,512,506	8,483,719

Contract owners’ equity end of period	$128,617,738	123,108,599	855,533	671,229	3,712	3,353	4,333,690	4,512,506

CHANGES IN UNITS:
Beginning units	13,778,445	18,302,786	87,219	115,811	346	1,311	450,548	451,291
Units purchased	949,645	1,718,150	15,800	6,058	-	14	210,482	379,712
Units redeemed	(3,216,433)	(6,242,491)	(12,786)	(34,650)	(52)	(979)	(329,434)	(380,455)

Ending units	11,511,657	13,778,445	90,233	87,219	294	346	331,596	450,548

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GBF		GBF2		CAF		GVGH1
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$7,729,164	13,270,758	149,087	281,844	(134,438)	(326,381)	(597)	(816)
Realized gain (loss) on investments	2,882,260	(10,112,446)	(139,562)	(183,711)	1,006,038	4,992,200	(3,992)	(1,693)
Change in unrealized gain (loss) on investments	(10,019,570)	23,038,265	(110,847)	607,927	6,655,242	(24,154,144)	14,445	(30,347)
Reinvested capital gains	4,461,069	-	155,671	-	-	-	-	6,628

Net increase (decrease) in contract owners’ equity resulting from operations	5,052,923	26,196,577	54,349	706,060	7,526,842	(19,488,325)	9,856	(26,228)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,878,536	6,643,730	193,855	121,508	1,969,591	1,077,848	(28)	1
Transfers between funds	(33,027,493)	37,311,877	(674,907)	565,676	(127,600)	(4,798,461)	(7,613)	(2,247)
Redemptions (note 3)	(80,250,764)	(109,713,299)	(2,014,478)	(2,316,691)	(5,899,400)	(9,192,983)	(1,857)	(2,710)
Annuity benefits	(228,905)	(264,288)	(55,880)	(686)	(5,782)	(8,487)	(1,598)	(3,748)
Contract maintenance charges (note 2)	(7,141)	(7,448)	-	-	(3,200)	(4,500)	-	-
Contingent deferred sales charges (note 2)	(188,318)	(351,007)	(12,578)	(38,086)	(6,233)	(15,315)	-	-
Adjustments to maintain reserves	(8,301)	12,943	(7,454)	2,388	(20,567)	(8,596)	456	587

Net equity transactions	(107,832,386)	(66,367,492)	(2,571,442)	(1,665,891)	(4,093,191)	(12,950,494)	(10,640)	(8,117)

Net change in contract owners’ equity	(102,779,463)	(40,170,915)	(2,517,093)	(959,831)	3,433,651	(32,438,819)	(784)	(34,345)
Contract owners’ equity beginning of period	404,411,299	444,582,214	13,049,848	14,009,679	26,318,620	58,757,439	67,510	101,855

Contract owners’ equity end of period	$301,631,836	404,411,299	10,532,755	13,049,848	29,752,271	26,318,620	66,726	67,510

CHANGES IN UNITS:
Beginning units	25,449,213	29,988,338	1,063,595	1,206,275	4,801,429	6,528,710	6,333	7,058
Units purchased	4,886,085	18,610,507	70,196	179,772	670,273	511,820	60	57
Units redeemed	(11,764,185)	(23,149,632)	(280,715)	(322,452)	(1,377,714)	(2,239,101)	(1,072)	(782)

Ending units	18,571,113	25,449,213	853,076	1,063,595	4,093,988	4,801,429	5,321	6,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGHS		GVIX8		GVIDA		NVDBL2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(119,380)	(208,174)	40,228	23,854	(101,730)	511,572	7,688	-
Realized gain (loss) on investments	(4,891,975)	(1,893,569)	(499,950)	(389,483)	(5,708,040)	505,714	411	-
Change in unrealized gain (loss) on investments	6,261,895	(8,382,914)	1,085,420	(1,366,068)	14,175,669	(42,076,090)	33,357	-
Reinvested capital gains	-	2,019,789	-	4,434	2,648,715	11,308,647	10,743	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,250,540	(8,464,868)	625,698	(1,727,263)	11,014,614	(29,750,157)	52,199	-

Equity transactions:
Purchase payments received from contract owners (note 3)	161,972	369,717	50,672	87,993	1,718,914	3,017,999	27,200	-
Transfers between funds	(4,063,238)	8,491,414	765,939	(460,922)	(3,348,295)	(887,139)	1,429,039	-
Redemptions (note 3)	(2,018,199)	(3,980,114)	(189,841)	(341,479)	(4,800,538)	(7,765,735)	(3,515)	-
Annuity benefits	(2,381)	(2,792)	(1,762)	(176)	(58,595)	(85,442)	(92)	-
Contract maintenance charges (note 2)	(556)	(545)	(130)	(146)	(8,358)	(9,126)	-	-
Contingent deferred sales charges (note 2)	(8,782)	(16,183)	(979)	(705)	(43,507)	(85,098)	-	-
Adjustments to maintain reserves	(460)	(33)	(145)	(135)	(916)	3,054	(7)	-

Net equity transactions	(5,931,644)	4,861,464	623,754	(715,570)	(6,541,295)	(5,811,487)	1,452,625	-

Net change in contract owners’ equity	(4,681,104)	(3,603,404)	1,249,452	(2,442,833)	4,473,319	(35,561,644)	1,504,824	-
Contract owners’ equity beginning of period	18,108,636	21,712,040	1,825,010	4,267,843	47,467,845	83,029,489	-	-

Contract owners’ equity end of period	$13,427,532	18,108,636	3,074,462	1,825,010	51,941,164	47,467,845	1,504,824	-

CHANGES IN UNITS:
Beginning units	1,656,216	1,469,574	274,031	362,329	4,774,409	5,211,450	-	-
Units purchased	517,957	1,722,730	222,842	91,675	809,695	1,040,476	151,707	-
Units redeemed	(1,133,372)	(1,536,088)	(133,935)	(179,973)	(1,427,025)	(1,477,517)	(23,748)	-

Ending units	1,040,801	1,656,216	362,938	274,031	4,157,079	4,774,409	127,959	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVDCA2		GVIDC		GVIDM		GVDMA

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$5,318	-	438,883	1,714,574	796,940	5,388,784	(10,638)	2,302,823
Realized gain (loss) on investments	9,014	-	(2,079,314)	(1,339,883)	(12,417,527)	12,860,403	(8,221,910)	3,634,722
Change in unrealized gain (loss) on investments	35,288	-	6,448,554	(7,859,323)	54,473,664	(148,588,049)	31,899,916	(104,551,058)
Reinvested capital gains	3,978	-	338,752	1,441,673	6,890,545	30,882,603	6,127,577	21,025,917

Net increase (decrease) in contract owners’ equity resulting from operations	53,598	-	5,146,875	(6,042,959)	49,743,622	(99,456,259)	29,794,945	(77,587,596)

Equity transactions:
Purchase payments received from contract owners (note 3)	19,579	-	909,838	1,546,476	7,574,577	7,749,460	3,992,577	6,663,815
Transfers between funds	829,455	-	3,438,277	15,280,115	33,576,689	(15,889,069)	(6,673,971)	(14,405,202)
Redemptions (note 3)	(137,898)	-	(17,890,855)	(25,747,582)	(51,636,339)	(72,499,634)	(21,146,166)	(33,319,375)
Annuity benefits	(626)	-	(107,081)	(99,079)	(560,852)	(689,259)	(312,574)	(381,450)
Contract maintenance charges (note 2)	-	-	(1,453)	(1,544)	(14,619)	(15,824)	(18,082)	(19,439)
Contingent deferred sales charges (note 2)	(436)	-	(44,090)	(131,805)	(220,931)	(461,597)	(102,831)	(228,642)
Adjustments to maintain reserves	(7)	-	2,065	2,997	299,532	33,230	(3,794)	28,353

Net equity transactions	710,067	-	(13,693,299)	(9,150,422)	(10,981,943)	(81,772,693)	(24,264,841)	(41,661,940)

Net change in contract owners’ equity	763,665	-	(8,546,424)	(15,193,381)	38,761,679	(181,228,952)	5,530,104	(119,249,536)
Contract owners’ equity beginning of period	-	-	71,902,802	87,096,183	277,508,854	458,737,806	148,533,275	267,782,811

Contract owners’ equity end of period	$763,665	-	63,356,378	71,902,802	316,270,533	277,508,854	154,063,379	148,533,275

CHANGES IN UNITS:
Beginning units	-	-	6,279,027	7,077,704	25,414,593	32,085,878	14,184,832	17,437,628
Units purchased	73,997	-	2,162,702	3,080,477	9,343,606	4,782,363	1,844,241	1,956,800
Units redeemed	(12,468)	-	(3,332,078)	(3,879,154)	(10,177,698)	(11,453,648)	(4,095,955)	(5,209,596)

Ending units	61,529	-	5,109,651	6,279,027	24,580,501	25,414,593	11,933,118	14,184,832

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDMC		GVUS1		GVUSL		MCIF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$485,910	2,485,863	(1)	(15)	(16,986)	(45,233)	(214,565)	84,231
Realized gain (loss) on investments	(5,159,593)	(896,174)	(1,415)	(51)	(2,145,245)	(1,391,206)	(5,066,068)	14,902,227
Change in unrealized gain (loss) on investments	15,166,898	(32,033,958)	1,719	(1,874)	3,736,000	(5,588,713)	34,901,409	(100,060,596)
Reinvested capital gains	1,566,703	6,807,757	-	-	-	-	3,360,831	11,002,002

Net increase (decrease) in contract owners’ equity resulting from operations	12,059,918	(23,636,512)	303	(1,940)	1,573,769	(7,025,152)	32,981,607	(74,072,136)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,767,196	2,038,323	3	-	144,864	276,990	2,425,750	3,468,920
Transfers between funds	(5,429,253)	7,947,491	(2,048)	-	(856,503)	(1,026,692)	(6,339,940)	(15,350,884)
Redemptions (note 3)	(18,570,063)	(33,688,115)	-	-	(832,822)	(1,879,117)	(18,602,115)	(35,214,838)
Annuity benefits	(149,038)	(184,388)	(115)	(330)	-	-	(59,571)	(86,336)
Contract maintenance charges (note 2)	(4,169)	(4,498)	-	-	(182)	(257)	(3,478)	(4,698)
Contingent deferred sales charges (note 2)	(64,170)	(150,061)	-	-	(2,347)	(6,741)	(44,499)	(142,362)
Adjustments to maintain reserves	(1,448)	15,669	27	65	(371)	(311)	(2,995)	10,840

Net equity transactions	(22,450,945)	(24,025,579)	(2,133)	(265)	(1,547,361)	(2,636,128)	(22,626,848)	(47,319,358)

Net change in contract owners’ equity	(10,391,027)	(47,662,091)	(1,830)	(2,205)	26,408	(9,661,280)	10,354,759	(121,391,494)
Contract owners’ equity beginning of period	110,814,884	158,476,975	1,830	4,035	6,047,515	15,708,795	111,113,429	232,504,923

Contract owners’ equity end of period	$100,423,857	110,814,884	-	1,830	6,073,923	6,047,515	121,468,188	111,113,429

CHANGES IN UNITS:
Beginning units	9,861,417	11,879,449	221	241	663,781	854,701	7,039,039	9,280,128
Units purchased	1,604,697	2,881,262	1	5	111,763	237,388	914,484	1,723,974
Units redeemed	(3,616,337)	(4,899,294)	(222)	(25)	(272,219)	(428,308)	(2,292,012)	(3,965,063)

Ending units	7,849,777	9,861,417	-	221	503,325	663,781	5,661,511	7,039,039

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SAM		NVMIG1		NVMIG3		GVDIV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(5,902,070)	5,573,010	(8)	-	(72,282)	(24,109)	14	9
Realized gain (loss) on investments	-	-	-	-	(564,526)	(268,299)	(152)	(18)
Change in unrealized gain (loss) on investments	-	-	89	-	10,682,185	(1,837,325)	742	(2,656)
Reinvested capital gains	-	-	-	-	-	-	-	533

Net increase (decrease) in contract owners’ equity resulting from operations	(5,902,070)	5,573,010	81	-	10,045,377	(2,129,733)	604	(2,132)

Equity transactions:
Purchase payments received from contract owners (note 3)	45,261,229	70,660,488	-	-	377,466	127,342	-	-
Transfers between funds	(10,457,895)	415,058,690	10,877	-	65,275,959	6,501,523	-	-
Redemptions (note 3)	(318,490,773)	(409,810,201)	-	-	(5,072,674)	(624,787)	-	-
Annuity benefits	(491,537)	(479,707)	-	-	(4,426)	-	(197)	(287)
Contract maintenance charges (note 2)	(7,180)	(6,947)	-	-	(1,352)	(410)	-	-
Contingent deferred sales charges (note 2)	(544,656)	(982,223)	-	-	(8,182)	(4,364)	-	-
Adjustments to maintain reserves	(41,971)	(45,671)	-	-	1,000	(106)	10	16

Net equity transactions	(284,772,783)	74,394,429	10,877	-	60,567,791	5,999,198	(187)	(271)

Net change in contract owners’ equity	(290,674,853)	79,967,439	10,958	-	70,613,168	3,869,465	417	(2,403)
Contract owners’ equity beginning of period	687,914,104	607,946,665	-	-	3,869,465	-	2,301	4,704

Contract owners’ equity end of period	$397,239,251	687,914,104	10,958	-	74,482,633	3,869,465	2,718	2,301

CHANGES IN UNITS:
Beginning units	55,065,021	49,223,324	-	-	634,973	-	249	269
Units purchased	28,887,352	74,269,601	813	-	9,754,515	818,455	-	1
Units redeemed	(51,970,807)	(68,427,904)	-	-	(1,366,799)	(183,482)	(19)	(21)

Ending units	31,981,566	55,065,021	813	-	9,022,689	634,973	230	249

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDIV3		GVDIV6		NVMLG1		NVMLG2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$163,276	226,800	1,565	(616)	(10,587)	(237)	(5,212)	(99)
Realized gain (loss) on investments	(9,583,270)	(3,080,214)	(288,045)	(175,870)	117,088	(17,843)	9,185	(4,634)
Change in unrealized gain (loss) on investments	13,736,670	(25,270,935)	482,139	(974,686)	1,119,818	(13,723)	121,142	-
Reinvested capital gains	-	5,465,241	-	229,075	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,316,676	(22,659,108)	195,659	(922,097)	1,226,319	(31,803)	125,115	(4,733)

Equity transactions:
Purchase payments received from contract owners (note 3)	209,599	868,292	7,986	18,409	133,609	-	7,640	-
Transfers between funds	(5,313,468)	(12,352,820)	(76,757)	(240,699)	8,373,034	88,561	1,016,495	4,733
Redemptions (note 3)	(2,665,546)	(6,981,776)	(60,744)	(114,715)	(625,133)	(663)	(47,310)	-
Annuity benefits	-	(110)	(11,256)	(20,373)	(3,668)	-	-	-
Contract maintenance charges (note 2)	(979)	(1,344)	-	(1)	(375)	(2)	-	-
Contingent deferred sales charges (note 2)	(7,023)	(26,511)	(415)	(1,656)	(3,771)	-	(452)	-
Adjustments to maintain reserves	(4,427)	(461)	(30)	938	(230)	(6)	(178)	-

Net equity transactions	(7,781,844)	(18,494,730)	(141,216)	(358,097)	7,873,466	87,890	976,195	4,733

Net change in contract owners’ equity	(3,465,168)	(41,153,838)	54,443	(1,280,194)	9,099,785	56,087	1,101,310	-
Contract owners’ equity beginning of period	21,040,830	62,194,668	871,951	2,152,145	56,087	-	-	-

Contract owners’ equity end of period	$17,575,662	21,040,830	926,394	871,951	9,155,872	56,087	1,101,310	-

CHANGES IN UNITS:
Beginning units	1,767,075	2,772,176	78,668	106,356	8,873	-	-	-
Units purchased	206,674	311,544	10,201	12,265	1,296,479	23,259	147,615	1,186
Units redeemed	(823,115)	(1,316,645)	(21,567)	(39,953)	(189,143)	(14,386)	(9,567)	(1,186)

Ending units	1,150,634	1,767,075	67,302	78,668	1,116,209	8,873	138,048	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMLV2		NVMMG1		NVMMG2		NVMMV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(7,222)	(119)	(551,450)	(11,131)	(35,244)	(2)	11,971	7,945
Realized gain (loss) on investments	176,869	(35,696)	956,178	(101,311)	54,026	(556)	(309,902)	(139,672)
Change in unrealized gain (loss) on investments	479,467	3,666	14,618,887	(807,276)	840,857	-	9,580,160	(1,196,502)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	649,114	(32,149)	15,023,615	(919,718)	859,639	(558)	9,282,229	(1,328,229)

Equity transactions:
Purchase payments received from contract owners (note 3)	56,414	5,031	749,257	48,850	(179,166)	-	640,896	104,988
Transfers between funds	5,007,591	121,779	98,434,637	2,709,603	6,974,862	558	74,469,147	4,822,680
Redemptions (note 3)	(301,422)	(692)	(8,122,814)	(294,017)	(311,969)	-	(6,047,743)	(520,932)
Annuity benefits	(4,392)	(168)	(29,805)	-	-	-	(6,144)	(174)
Contract maintenance charges (note 2)	(14)	(3)	(6,880)	(150)	-	-	(959)	(330)
Contingent deferred sales charges (note 2)	(414)	-	(19,255)	(1,735)	-	-	(12,899)	(3,355)
Adjustments to maintain reserves	(481)	11	182,396	(7,039)	202,264	-	(17,051)	(3,701)

Net equity transactions	4,757,282	125,958	91,187,536	2,455,512	6,685,991	558	69,025,247	4,399,176

Net change in contract owners’ equity	5,406,396	93,809	106,211,151	1,535,794	7,545,630	-	78,307,476	3,070,947
Contract owners’ equity beginning of period	93,809	-	1,535,794	-	-	-	3,070,947	-

Contract owners’ equity end of period	$5,500,205	93,809	107,746,945	1,535,794	7,545,630	-	81,378,423	3,070,947

CHANGES IN UNITS:
Beginning units	14,426	-	246,427	-	-	-	457,440	-
Units purchased	988,782	63,622	15,743,231	325,886	1,080,778	289	10,720,008	595,091
Units redeemed	(332,021)	(49,196)	(2,346,358)	(79,459)	(110,581)	(289)	(1,790,005)	(137,651)

Ending units	671,187	14,426	13,643,300	246,427	970,197	-	9,387,443	457,440

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCGF		SCGF2		SCVF		SCVF2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(300,305)	(533,312)	(9,891)	(16,612)	(616,864)	(196,574)	(15,781)	(19,169)
Realized gain (loss) on investments	(9,436,388)	(2,558,971)	(50,848)	15,159	(23,805,570)	(17,202,333)	(271,750)	(241,558)
Change in unrealized gain (loss) on investments	15,353,901	(26,358,149)	175,458	(576,941)	48,274,125	(50,701,638)	545,360	(513,903)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,617,208	(29,450,432)	114,719	(578,394)	23,851,691	(68,100,545)	257,829	(774,630)

Equity transactions:
Purchase payments received from contract owners (note 3)	542,505	1,121,549	10,502	7,539	2,547,344	3,915,778	8,482	28,960
Transfers between funds	(748,929)	(1,183,865)	(23,356)	(13,401)	(6,924,056)	(21,006,553)	(49,723)	(348,107)
Redemptions (note 3)	(4,659,719)	(8,756,903)	(95,335)	(68,078)	(19,846,277)	(39,200,117)	(187,795)	(235,995)
Annuity benefits	(7,580)	(10,106)	(23)	(33)	(38,527)	(58,114)	(65)	(83)
Contract maintenance charges (note 2)	(1,075)	(1,387)	-	-	(3,576)	(5,797)	-	-
Contingent deferred sales charges (note 2)	(14,531)	(29,994)	(921)	(261)	(55,664)	(184,216)	(1,409)	(3,074)
Adjustments to maintain reserves	(978)	3,642	(42)	278	10,761	2,445	(88)	674

Net equity transactions	(4,890,307)	(8,857,064)	(109,175)	(73,956)	(24,309,995)	(56,536,574)	(230,598)	(557,625)

Net change in contract owners’ equity	726,901	(38,307,496)	5,544	(652,350)	(458,304)	(124,637,119)	27,231	(1,332,255)
Contract owners’ equity beginning of period	27,102,412	65,409,908	589,059	1,241,409	121,000,019	245,637,138	1,309,314	2,641,569

Contract owners’ equity end of period	$27,829,313	27,102,412	594,603	589,059	120,541,715	121,000,019	1,336,545	1,309,314

CHANGES IN UNITS:
Beginning units	2,959,328	3,798,082	93,131	103,133	6,639,101	9,022,810	148,938	199,657
Units purchased	1,220,209	1,049,574	6,620	13,924	844,761	1,604,289	9,550	12,140
Units redeemed	(1,773,743)	(1,888,328)	(24,418)	(23,926)	(2,184,773)	(3,987,998)	(35,438)	(62,859)

Ending units	2,405,794	2,959,328	75,333	93,131	5,299,089	6,639,101	123,050	148,938

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCF		SCF2		MSBF		NVSTB2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(972,767)	(662,975)	(44,888)	(47,414)	6,530,047	6,018,270	151,754	16,944
Realized gain (loss) on investments	(26,582,315)	(3,341,197)	(382,040)	49,954	(10,117,568)	(6,030,653)	198,733	(12,203)
Change in unrealized gain (loss) on investments	60,450,689	(117,677,945)	1,181,110	(2,584,170)	19,485,737	(23,892,052)	(86,287)	(18,277)
Reinvested capital gains	-	37,116,005	-	805,965	-	2,448,871	71,628	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,895,607	(84,566,112)	754,182	(1,775,665)	15,898,216	(21,455,564)	335,828	(13,536)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,318,107	4,038,550	22,966	11,177	1,057,996	1,411,075	395,396	41,397
Transfers between funds	(8,103,761)	(20,372,795)	(31,923)	(83,360)	4,321,755	(15,083,844)	21,650,019	2,353,741
Redemptions (note 3)	(18,951,199)	(35,541,255)	(421,203)	(366,757)	(14,469,332)	(24,988,574)	(2,581,989)	(321,358)
Annuity benefits	(48,346)	(75,743)	-	-	(37,430)	(47,939)	(6,115)	-
Contract maintenance charges (note 2)	(3,619)	(5,421)	-	-	(890)	(1,056)	(72)	(4)
Contingent deferred sales charges (note 2)	(36,717)	(114,889)	(1,164)	(5,100)	(24,276)	(78,247)	(5,266)	(1,490)
Adjustments to maintain reserves	(1,697)	21,566	(77)	(138)	(4,052)	5,811	(2,095)	(36)

Net equity transactions	(24,827,232)	(52,049,987)	(431,401)	(444,178)	(9,156,229)	(38,782,774)	19,449,878	2,072,250

Net change in contract owners’ equity	8,068,375	(136,616,099)	322,781	(2,219,843)	6,741,987	(60,238,338)	19,785,706	2,058,714
Contract owners’ equity beginning of period	117,981,792	254,597,891	2,575,248	4,795,091	74,335,108	134,573,446	2,058,714	-

Contract owners’ equity end of period	$126,050,167	117,981,792	2,898,029	2,575,248	81,077,095	74,335,108	21,844,420	2,058,714

CHANGES IN UNITS:
Beginning units	7,666,352	10,099,992	281,038	316,449	6,067,116	9,025,394	208,273	-
Units purchased	837,288	1,249,698	18,552	16,818	3,305,125	2,293,675	3,219,165	302,300
Units redeemed	(2,358,523)	(3,683,338)	(59,799)	(52,229)	(3,989,540)	(5,251,953)	(1,391,843)	(94,027)

Ending units	6,145,117	7,666,352	239,791	281,038	5,382,701	6,067,116	2,035,595	208,273

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GGTC		GGTC3		GVUG1		GVUGL
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(8,699)	(13,920)	(82,737)	(91,472)	(3,867)	(6,268)	(91,617)	(174,889)
Realized gain (loss) on investments	(89,116)	(19,896)	(2,469,685)	(819,546)	(91,588)	(9,225)	(1,460,729)	(788,766)
Change in unrealized gain (loss) on investments	435,935	(949,061)	5,596,497	(5,579,673)	143,606	(291,285)	3,173,287	(8,476,873)
Reinvested capital gains	-	174,368	-	992,395	-	86,636	-	2,532,001

Net increase (decrease) in contract owners’ equity resulting from operations	338,120	(808,509)	3,044,075	(5,498,296)	48,151	(220,142)	1,620,941	(6,908,527)

Equity transactions:
Purchase payments received from contract owners (note 3)	14,522	10,202	133,417	321,377	2,153	72,552	115,559	347,857
Transfers between funds	(7,149)	(62,178)	5,686,652	(7,465,381)	(85,265)	1,031	(531,914)	(2,951,606)
Redemptions (note 3)	(134,738)	(227,560)	(1,053,719)	(1,396,775)	(17,701)	(14,490)	(1,078,097)	(2,245,854)
Annuity benefits	-	-	-	(153)	(12,725)	(28,780)	-	-
Contract maintenance charges (note 2)	(93)	(144)	(400)	(367)	-	(7)	(283)	(293)
Contingent deferred sales charges (note 2)	(218)	(414)	(3,539)	(5,810)	(46)	-	(3,862)	(10,226)
Adjustments to maintain reserves	(1,086)	(37)	(537)	(294)	2,075	1,857	(446)	(263)

Net equity transactions	(128,762)	(280,131)	4,761,874	(8,547,403)	(111,509)	32,163	(1,499,043)	(4,860,385)

Net change in contract owners’ equity	209,358	(1,088,640)	7,805,949	(14,045,699)	(63,358)	(187,979)	121,898	(11,768,912)
Contract owners’ equity beginning of period	749,717	1,838,357	3,896,191	17,941,890	303,734	491,713	7,732,189	19,501,101

Contract owners’ equity end of period	$959,075	749,717	11,702,140	3,896,191	240,376	303,734	7,854,087	7,732,189

CHANGES IN UNITS:
Beginning units	374,006	455,623	530,725	1,242,540	32,147	29,414	806,416	1,182,851
Units purchased	49,478	72,871	1,053,538	225,809	509	5,893	133,367	416,266
Units redeemed	(104,837)	(154,488)	(530,258)	(937,624)	(11,284)	(3,160)	(282,152)	(792,701)

Ending units	318,647	374,006	1,054,005	530,725	21,372	32,147	657,631	806,416

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVOLG1		NVOLG2		NVTIV3		EIF
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,438)	-	(54)	-	(10,213)	-	(9,310)	373,720
Realized gain (loss) on investments	5,055	-	1	-	96,170	-	(11,417,909)	(7,029,917)
Change in unrealized gain (loss) on investments	49,810	-	532	-	925,808	-	17,755,765	(15,913,348)
Reinvested capital gains	24,039	-	210	-	9,524	-	-	645,408

Net increase (decrease) in contract owners’ equity resulting from operations	77,466	-	689	-	1,021,289	-	6,328,546	(21,924,137)

Equity transactions:
Purchase payments received from contract owners (note 3)	36,434	-	-	-	148,858	-	633,988	1,413,030
Transfers between funds	1,381,379	-	11,961	-	5,012,489	-	(3,866,340)	(7,031,518)
Redemptions (note 3)	(19,805)	-	-	-	(325,490)	-	(5,409,728)	(10,503,652)
Annuity benefits	(2,192)	-	-	-	-	-	(33,553)	(49,757)
Contract maintenance charges (note 2)	-	-	-	-	(446)	-	(1,525)	(2,041)
Contingent deferred sales charges (note 2)	(30)	-	-	-	(2,487)	-	(13,075)	(35,917)
Adjustments to maintain reserves	23	-	(1)	-	(96)	-	3,662	(78,676)

Net equity transactions	1,395,809	-	11,960	-	4,832,828	-	(8,686,571)	(16,288,531)

Net change in contract owners’ equity	1,473,275	-	12,649	-	5,854,117	-	(2,358,025)	(38,212,668)
Contract owners’ equity beginning of period	-	-	-	-	-	-	32,513,613	70,726,281

Contract owners’ equity end of period	$1,473,275	-	12,649	-	5,854,117	-	30,155,588	32,513,613

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	3,874,794	5,253,145
Units purchased	109,948	-	983	-	520,692	-	1,223,671	2,740,936
Units redeemed	(6,698)	-	-	-	(68,229)	-	(2,292,776)	(4,119,287)

Ending units	103,250	-	983	-	452,463	-	2,805,689	3,874,794

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVRE1		AMTB		PMVFAD		PMVLAD

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$387,712	20,889	1,945,679	1,150,829	2,940	-	71,650	-
Realized gain (loss) on investments	406,496	(124,257)	(2,370,986)	(837,383)	17,171	-	53,928	-
Change in unrealized gain (loss) on investments	14,255,390	(226,268)	3,884,748	(6,412,462)	(144,552)	-	(476,075)	-
Reinvested capital gains	317,124	-	-	-	52,958	-	752,997	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,366,722	(329,636)	3,459,441	(6,099,016)	(71,483)	-	402,500	-

Equity transactions:
Purchase payments received from contract owners (note 3)	845,889	10,724	759,366	1,145,069	191,525	-	384,387	-
Transfers between funds	87,805,724	1,283,244	1,640,479	(8,253,610)	3,828,542	-	18,223,964	-
Redemptions (note 3)	(5,252,274)	(87,149)	(5,386,545)	(10,823,914)	(71,188)	-	(1,136,626)	-
Annuity benefits	(17,314)	(77)	(31,941)	(39,774)	-	-	(897)	-
Contract maintenance charges (note 2)	(1,186)	(3)	(978)	(1,163)	(3)	-	(159)	-
Contingent deferred sales charges (note 2)	(12,920)	(1,610)	(15,287)	(27,783)	-	-	(2,269)	-
Adjustments to maintain reserves	(15,158)	(103)	(2,584)	1,041	(552)	-	(2,127)	-

Net equity transactions	83,352,761	1,205,026	(3,037,490)	(18,000,134)	3,948,324	-	17,466,273	-

Net change in contract owners’ equity	98,719,483	875,390	421,951	(24,099,150)	3,876,841	-	17,868,773	-
Contract owners’ equity beginning of period	875,390	-	29,122,245	53,221,395	-	-	-	-

Contract owners’ equity end of period	$99,594,873	875,390	29,544,196	29,122,245	3,876,841	-	17,868,773	-

CHANGES IN UNITS:
Beginning units	155,589	-	3,139,734	4,927,107	-	-	-	-
Units purchased	16,533,236	263,541	1,798,215	2,400,115	402,169	-	1,925,296	-
Units redeemed	(3,036,825)	(107,952)	(2,093,813)	(4,187,488)	(46,110)	-	(302,866)	-

Ending units	13,652,000	155,589	2,844,136	3,139,734	356,059	-	1,622,430	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVB		AVBV2		AVCA		AVCA2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$11,247	13,761	(45,701)	(76,813)	(473)	(1,795)	(15,357)	(26,594)
Realized gain (loss) on investments	(35,375)	25,860	(2,494,621)	(505,362)	(3,163)	3,079	(653,222)	(35,588)
Change in unrealized gain (loss) on investments	84,838	(244,254)	4,135,944	(4,720,063)	18,958	(78,127)	847,275	(806,991)
Reinvested capital gains	-	-	-	1,178,385	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,710	(204,633)	1,595,622	(4,123,853)	15,322	(76,843)	178,696	(869,173)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,436	3,722	39,197	65,847	809	1,824	29,481	28,648
Transfers between funds	64,468	(24,676)	(4,727,337)	(160,799)	2,984	(18,051)	49,890	281,795
Redemptions (note 3)	(81,231)	(63,985)	(589,656)	(811,752)	(2,691)	(11,799)	(115,412)	(395,515)
Annuity benefits	-	-	(7,864)	(18,850)	-	-	(6,353)	(10,188)
Contract maintenance charges (note 2)	-	-	(16)	(35)	-	-	(12)	(11)
Contingent deferred sales charges (note 2)	(143)	(37)	(3,631)	(5,607)	-	(297)	(133)	(1,332)
Adjustments to maintain reserves	(33)	(32)	1,550	722	18	(14)	(102)	(101)

Net equity transactions	(15,503)	(85,008)	(5,287,757)	(930,474)	1,120	(28,337)	(42,641)	(96,704)

Net change in contract owners’ equity	45,207	(289,641)	(3,692,135)	(5,054,327)	16,442	(105,180)	136,055	(965,877)
Contract owners’ equity beginning of period	302,629	592,270	3,773,176	8,827,503	85,201	190,381	1,089,134	2,055,011

Contract owners’ equity end of period	$347,836	302,629	81,041	3,773,176	101,643	85,201	1,225,189	1,089,134

CHANGES IN UNITS:
Beginning units	43,568	51,932	642,858	689,206	11,674	14,793	153,590	161,870
Units purchased	9,801	4,343	1,589,336	506,128	1,547	564	310,558	72,713
Units redeemed	(15,638)	(12,707)	(2,223,572)	(552,476)	(1,551)	(3,683)	(316,598)	(80,993)

Ending units	37,731	43,568	8,622	642,858	11,670	11,674	147,550	153,590

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVCD2		AVGI		AVCE2		IVHS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(18,555)	(30,464)	3,062	1,749	(4,892)	4,059	(640)	(773)
Realized gain (loss) on investments	(1,059,596)	(769,547)	(15,695)	7,638	(130,015)	5,077	(15,792)	3,142
Change in unrealized gain (loss) on investments	1,561,643	(916,556)	96,347	(179,854)	378,687	(523,309)	37,517	(43,543)
Reinvested capital gains	-	274,055	-	-	-	-	-	20,469

Net increase (decrease) in contract owners’ equity resulting from operations	483,492	(1,442,512)	83,714	(170,467)	243,780	(514,173)	21,085	(20,705)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,343	26,961	932	1,761	46,151	10,252	47,700	24,077
Transfers between funds	375,153	(903,208)	159,540	13,331	(22,976)	260,202	1,223	21,980
Redemptions (note 3)	(252,991)	(604,173)	(47,950)	(171,051)	(416,537)	(195,178)	(31,969)	(18,183)
Annuity benefits	(5,588)	(9,283)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(37)	(45)	-	-	-	-	-	(30)
Contingent deferred sales charges (note 2)	(809)	(4,106)	(444)	(302)	(701)	(1,656)	(143)	(61)
Adjustments to maintain reserves	(61)	121	(35)	(9)	(27)	(13)	(35)	13

Net equity transactions	134,010	(1,493,733)	112,043	(156,270)	(394,090)	73,607	16,776	27,796

Net change in contract owners’ equity	617,502	(2,936,245)	195,757	(326,737)	(150,310)	(440,566)	37,861	7,091
Contract owners’ equity beginning of period	1,276,278	4,212,523	301,847	628,584	1,255,694	1,696,260	79,955	72,864

Contract owners’ equity end of period	$1,893,780	1,276,278	497,604	301,847	1,105,384	1,255,694	117,816	79,955

CHANGES IN UNITS:
Beginning units	194,563	344,231	31,402	45,118	161,347	148,885	9,622	6,191
Units purchased	152,938	82,765	31,214	1,257	31,251	39,735	4,846	6,812
Units redeemed	(138,625)	(232,433)	(21,600)	(14,973)	(79,496)	(27,273)	(3,233)	(3,381)

Ending units	208,876	194,563	41,016	31,402	113,102	161,347	11,235	9,622

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	IVRE		AVLCG		ALVGIB		ALVPGB
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,797)	14,469	(1,630)	(5,607)	26,461	(1,071)	(30,964)	(43,769)
Realized gain (loss) on investments	(99,902)	(90,881)	(83,289)	12,899	(146,518)	(96,205)	(15,601)	122,960
Change in unrealized gain (loss) on investments	183,658	(126,275)	105,784	(210,842)	378,153	(1,648,837)	552,953	(1,292,206)
Reinvested capital gains	-	28,017	-	-	-	449,753	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	80,959	(174,670)	20,865	(203,550)	258,096	(1,296,360)	506,388	(1,213,015)

Equity transactions:
Purchase payments received from contract owners (note 3)	53,079	50,179	1,838	3,788	9,203	25,292	6,637	23,795
Transfers between funds	57,318	(86,469)	(260,904)	(1,012)	(21,351)	(164,505)	42,661	(164,093)
Redemptions (note 3)	(92,839)	(71,123)	(75,750)	(26,703)	(146,232)	(376,657)	(178,233)	(243,246)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(126)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(504)	(451)	-	(1)	(734)	(5,488)	(1,276)	(930)
Adjustments to maintain reserves	129	(174)	5	(52)	(85)	157	(45)	(48)

Net equity transactions	17,183	(108,164)	(334,811)	(23,980)	(159,199)	(521,201)	(130,256)	(384,522)

Net change in contract owners’ equity	98,142	(282,834)	(313,946)	(227,530)	98,897	(1,817,561)	376,132	(1,597,537)
Contract owners’ equity beginning of period	212,007	494,841	313,946	541,476	1,537,862	3,355,423	1,635,999	3,233,536

Contract owners’ equity end of period	$310,149	212,007	-	313,946	1,636,759	1,537,862	2,012,131	1,635,999

CHANGES IN UNITS:
Beginning units	32,265	41,195	44,214	46,389	193,493	246,507	224,033	261,646
Units purchased	16,035	19,258	291	6,852	7,220	7,022	19,043	15,224
Units redeemed	(12,033)	(28,188)	(44,505)	(9,027)	(26,398)	(60,036)	(38,561)	(52,837)

Ending units	36,267	32,265	-	44,214	174,315	193,493	204,515	224,033

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ALVSVB		ACVIG		ACVIG2		ACVIP2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(42,903)	(65,484)	2,551,041	1,121,093	38,509	50	378,940	2,683,385
Realized gain (loss) on investments	(1,672,575)	(559,134)	(4,122,880)	6,439,803	(79,087)	166,996	279,678	(981,742)
Change in unrealized gain (loss) on investments	2,909,210	(2,477,429)	11,595,005	(69,775,284)	260,358	(1,552,658)	5,203,620	(5,011,522)
Reinvested capital gains	185,907	403,989	-	14,770,934	-	321,760	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,379,639	(2,698,058)	10,023,166	(47,443,454)	219,780	(1,063,852)	5,862,238	(3,309,879)

Equity transactions:
Purchase payments received from contract owners (note 3)	441,523	48,530	1,891,827	2,486,899	22,596	24,678	1,535,740	1,304,846
Transfers between funds	2,486,770	2,715,617	(2,980,691)	(9,168,837)	(104,473)	(140,298)	8,913,674	32,904,974
Redemptions (note 3)	(560,153)	(490,608)	(13,774,170)	(25,386,765)	(170,185)	(681,168)	(13,079,376)	(17,463,775)
Annuity benefits	(11,522)	(2,702)	(15,181)	(37,362)	(314)	(414)	(112,563)	(116,264)
Contract maintenance charges (note 2)	(11)	-	(2,284)	(5,308)	-	-	(675)	(642)
Contingent deferred sales charges (note 2)	(4,900)	(3,979)	(30,625)	(59,009)	(1,450)	(7,167)	(29,974)	(41,680)
Adjustments to maintain reserves	(168)	29	(11,862)	1,121	134	3,486	(9,402)	8,144

Net equity transactions	2,351,539	2,266,887	(14,922,986)	(32,169,261)	(253,692)	(800,883)	(2,782,576)	16,595,603

Net change in contract owners’ equity	3,731,178	(431,171)	(4,899,820)	(79,612,715)	(33,912)	(1,864,735)	3,079,662	13,285,724
Contract owners’ equity beginning of period	4,286,180	4,717,351	75,837,526	155,450,241	1,627,410	3,492,145	66,885,431	53,599,707

Contract owners’ equity end of period	$8,017,358	4,286,180	70,937,706	75,837,526	1,593,498	1,627,410	69,965,093	66,885,431

CHANGES IN UNITS:
Beginning units	548,109	301,006	7,348,426	9,788,983	192,829	265,462	5,726,351	4,431,444
Units purchased	1,098,414	659,854	678,235	1,186,624	8,633	16,174	2,759,557	6,736,141
Units redeemed	(931,943)	(412,751)	(2,171,100)	(3,627,181)	(37,818)	(88,807)	(3,006,919)	(5,441,234)

Ending units	714,580	548,109	5,855,561	7,348,426	163,644	192,829	5,478,989	5,726,351

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVI		ACVI3		ACVMV1		ACVMV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$522,401	(136,045)	423,708	(173,150)	217,041	(144,367)	6,786	(4,966)
Realized gain (loss) on investments	(382,532)	5,436,477	(4,188,834)	6,830,732	(2,746,240)	(3,260,035)	(17,351)	(8,381)
Change in unrealized gain (loss) on investments	5,793,211	(45,224,268)	8,574,650	(41,306,793)	3,868,246	(1,609,587)	95,962	(82,441)
Reinvested capital gains	-	6,207,427	-	5,399,322	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,933,080	(33,716,409)	4,809,524	(29,249,889)	1,339,047	(5,013,989)	85,397	(95,788)

Equity transactions:
Purchase payments received from contract owners (note 3)	347,839	418,055	605,607	1,548,619	270,822	428,864	66,866	32,168
Transfers between funds	(37,065,738)	(4,302,270)	(33,156,089)	(6,080,151)	145,612	4,827,439	(6)	(4,495)
Redemptions (note 3)	(3,132,269)	(13,754,018)	(2,786,638)	(9,422,672)	(1,392,453)	(2,530,068)	(9,350)	(10,082)
Annuity benefits	(10,067)	(20,432)	(833)	(3,878)	-	-	(26,335)	(28,075)
Contract maintenance charges (note 2)	(470)	(2,258)	(570)	(847)	(446)	(495)	-	(20)
Contingent deferred sales charges (note 2)	(3,720)	(12,179)	(9,158)	(35,610)	(3,224)	(7,328)	(74)	(137)
Adjustments to maintain reserves	(1,169)	2,319	(2,327)	169	(7,042)	(359)	72	60

Net equity transactions	(39,865,594)	(17,670,783)	(35,350,008)	(13,994,370)	(986,731)	2,718,053	31,173	(10,581)

Net change in contract owners’ equity	(33,932,514)	(51,387,192)	(30,540,484)	(43,244,259)	352,316	(2,295,936)	116,570	(106,369)
Contract owners’ equity beginning of period	35,750,072	87,137,264	30,693,142	73,937,401	10,844,194	13,140,130	309,671	416,040

Contract owners’ equity end of period	$1,817,558	35,750,072	152,658	30,693,142	11,196,510	10,844,194	426,241	309,671

CHANGES IN UNITS:
Beginning units	3,336,445	4,451,587	3,095,336	4,069,860	1,333,554	1,184,247	32,785	32,641
Units purchased	32,933	268,574	306,073	708,348	939,514	2,670,828	6,339	4,524
Units redeemed	(3,244,122)	(1,383,716)	(3,389,838)	(1,682,872)	(1,188,073)	(2,521,521)	(3,604)	(4,380)

Ending units	125,256	3,336,445	11,571	3,095,336	1,084,995	1,333,554	35,520	32,785

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVU1		ACVU2		ACVV		ACVV2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(19,883)	(94,521)	(8,561)	(25,716)	8,182,037	3,818,200	146,653	33,625
Realized gain (loss) on investments	(3,220,488)	(74,475)	(409,142)	11,343	(39,690,837)	(15,635,052)	(742,671)	(225,933)
Change in unrealized gain (loss) on investments	3,911,438	(5,487,492)	545,505	(963,949)	58,222,005	(110,623,679)	1,224,611	(2,455,562)
Reinvested capital gains	-	1,367,195	-	228,647	-	37,750,498	-	791,520

Net increase (decrease) in contract owners’ equity resulting from operations	671,067	(4,289,293)	127,802	(749,675)	26,713,205	(84,690,033)	628,593	(1,856,350)

Equity transactions:
Purchase payments received from contract owners (note 3)	41,858	146,501	3,285	475	3,751,980	5,654,385	101,622	44,481
Transfers between funds	(4,682,652)	(7,319,017)	(1,072,342)	30,087	(16,858,472)	(31,590,460)	(78,197)	(512,992)
Redemptions (note 3)	(571,535)	(1,476,252)	(35,064)	(111,126)	(32,061,575)	(56,632,902)	(755,109)	(783,216)
Annuity benefits	(5,164)	(11,579)	-	-	(67,839)	(92,165)	-	-
Contract maintenance charges (note 2)	(216)	(391)	-	-	(5,064)	(6,685)	-	-
Contingent deferred sales charges (note 2)	(2,402)	(7,088)	(346)	(1,187)	(82,221)	(196,269)	(3,261)	(6,538)
Adjustments to maintain reserves	(208)	52	(27)	(9)	(52,433)	58,530	(136)	(61)

Net equity transactions	(5,220,319)	(8,667,774)	(1,104,494)	(81,760)	(45,375,624)	(82,805,566)	(735,081)	(1,258,326)

Net change in contract owners’ equity	(4,549,252)	(12,957,067)	(976,692)	(831,435)	(18,662,419)	(167,495,599)	(106,488)	(3,114,676)
Contract owners’ equity beginning of period	4,577,219	17,534,286	976,692	1,808,127	197,923,596	365,419,195	4,213,977	7,328,653

Contract owners’ equity end of period	$27,967	4,577,219	-	976,692	179,261,177	197,923,596	4,107,489	4,213,977

CHANGES IN UNITS:
Beginning units	624,611	1,401,693	143,661	152,411	13,651,071	18,297,238	431,804	539,862
Units purchased	67,042	163,229	4,484	9,790	1,681,592	3,612,681	36,112	22,033
Units redeemed	(688,612)	(940,311)	(148,145)	(18,540)	(4,949,120)	(8,258,848)	(109,880)	(130,091)

Ending units	3,041	624,611	-	143,661	10,383,543	13,651,071	358,036	431,804

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVVS1		ACVVS2		DVSCS		DSIF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(37,079)	(185,543)	(2,669)	(7,165)	326,799	(125,641)	3,106,179	4,686,447
Realized gain (loss) on investments	(4,259,450)	(4,643,783)	(220,605)	(1,703)	(13,196,435)	(7,963,777)	(6,831,586)	10,838,931
Change in unrealized gain (loss) on investments	4,669,213	(6,940,815)	245,455	(277,587)	12,778,447	(12,699,776)	54,567,717	(242,978,746)
Reinvested capital gains	-	937,197	-	22,132	4,079,322	5,358,539	20,763,529	-

Net increase (decrease) in contract owners’ equity resulting from operations	372,684	(10,832,944)	22,181	(264,323)	3,988,133	(15,430,655)	71,605,839	(227,453,368)

Equity transactions:
Purchase payments received from contract owners (note 3)	91,638	426,825	-	77,541	444,988	835,527	11,940,758	13,522,878
Transfers between funds	(5,906,629)	(12,293,933)	(278,393)	42,087	(2,597,247)	8,349,445	(10,061,543)	(31,240,208)
Redemptions (note 3)	(597,268)	(2,732,253)	(4,993)	(9,641)	(3,076,052)	(5,875,077)	(54,297,090)	(109,927,248)
Annuity benefits	-	-	(13,204)	(31,736)	(37,157)	(40,073)	(144,647)	(182,766)
Contract maintenance charges (note 2)	(163)	(377)	-	(5)	(1,450)	(1,630)	(11,452)	(31,323)
Contingent deferred sales charges (note 2)	(4,263)	(10,015)	-	-	(14,586)	(30,024)	(128,538)	(285,265)
Adjustments to maintain reserves	(17,322)	(167)	66	(77)	(1,301)	(1,641)	(18,780)	3,798

Net equity transactions	(6,434,007)	(14,609,920)	(296,524)	78,169	(5,282,805)	3,236,527	(52,721,292)	(128,140,134)

Net change in contract owners’ equity	(6,061,323)	(25,442,864)	(274,343)	(186,154)	(1,294,672)	(12,194,128)	18,884,547	(355,593,502)
Contract owners’ equity beginning of period	6,061,323	31,504,187	274,343	460,497	30,104,881	42,299,009	335,193,302	690,786,804

Contract owners’ equity end of period	$-	6,061,323	-	274,343	28,810,209	30,104,881	354,077,849	335,193,302

CHANGES IN UNITS:
Beginning units	889,566	2,287,313	32,734	27,543	2,956,423	2,832,247	34,537,124	44,544,149
Units purchased	88,029	2,378,316	-	8,329	1,396,910	2,592,774	4,662,547	6,241,546
Units redeemed	(977,595)	(3,776,063)	(32,734)	(3,138)	(2,076,392)	(2,468,598)	(10,155,269)	(16,248,571)

Ending units	-	889,566	-	32,734	2,276,941	2,956,423	29,044,402	34,537,124

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSRG		DSRGS		DCAP		DCAPS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(40,764)	(183,729)	(1,180)	(2,011)	841,126	768,441	14,969	(3,310)
Realized gain (loss) on investments	340,147	4,790,454	(10)	3,657	(3,114,475)	2,752,566	(142,826)	104,282
Change in unrealized gain (loss) on investments	11,413,547	(28,592,087)	30,275	(61,769)	8,565,347	(37,321,094)	254,207	(1,329,441)
Reinvested capital gains	-	-	-	-	4,248,521	6,302,421	159,016	217,910

Net increase (decrease) in contract owners’ equity resulting from operations	11,712,930	(23,985,362)	29,085	(60,123)	10,540,519	(27,497,666)	285,366	(1,010,559)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,331,393	2,770,730	-	(22)	1,513,681	1,791,713	43,397	5,186
Transfers between funds	(1,720,918)	(3,785,906)	(554)	(15,780)	(3,135,812)	(3,207,647)	(366,182)	(156,286)
Redemptions (note 3)	(6,699,361)	(13,483,880)	(11,097)	(27,013)	(9,343,972)	(15,870,228)	(278,198)	(251,424)
Annuity benefits	(4,984)	(7,245)	-	-	(34,187)	(74,965)	-	-
Contract maintenance charges (note 2)	(3,926)	(11,814)	-	-	(1,631)	(4,389)	-	-
Contingent deferred sales charges (note 2)	(27,806)	(30,609)	-	(377)	(22,730)	(35,531)	(985)	(2,996)
Adjustments to maintain reserves	(2,672)	(2,257)	(29)	(5)	(4,931)	3,057	(86)	(74)

Net equity transactions	(6,128,274)	(14,550,981)	(11,680)	(43,197)	(11,029,582)	(17,397,990)	(602,054)	(405,594)

Net change in contract owners’ equity	5,584,656	(38,536,343)	17,405	(103,320)	(489,063)	(44,895,656)	(316,688)	(1,416,153)
Contract owners’ equity beginning of period	40,224,179	78,760,522	96,608	199,928	58,929,821	103,825,477	2,082,345	3,498,498

Contract owners’ equity end of period	$45,808,835	40,224,179	114,013	96,608	58,440,758	58,929,821	1,765,657	2,082,345

CHANGES IN UNITS:
Beginning units	5,103,159	6,507,082	13,576	18,076	5,283,363	6,500,979	243,047	281,395
Units purchased	257,714	967,636	-	46	731,917	1,453,038	16,642	7,364
Units redeemed	(970,456)	(2,371,559)	(1,323)	(4,546)	(1,708,838)	(2,670,654)	(88,787)	(45,712)

Ending units	4,390,417	5,103,159	12,253	13,576	4,306,442	5,283,363	170,902	243,047

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSC		DVIV		FCA2S		FALFS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$503	(1,584)	6,977	5,258	(6,636)	(16,327)	577	(1,611)
Realized gain (loss) on investments	(10,035)	(3,156)	(1,733)	21,101	16,943	57,582	(59,811)	(62,252)
Change in unrealized gain (loss) on investments	40,653	(108,755)	62,504	(270,718)	45,309	(362,868)	77,495	(168,143)
Reinvested capital gains	-	20,497	-	77,762	-	19,715	-	89,742

Net increase (decrease) in contract owners’ equity resulting from operations	31,121	(92,998)	67,748	(166,597)	55,616	(301,898)	18,261	(142,264)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,659	3,137	-	-	1,728	12,600	165	694
Transfers between funds	4,345	(231,987)	-	(92,223)	(21,677)	(59,572)	(32,306)	(121,245)
Redemptions (note 3)	(2,958)	(8,151)	(46,316)	(12,026)	(83,210)	(106,954)	(605)	(23,583)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2)	(122)	(28)	(199)	(166)	(1,596)	-	(112)
Adjustments to maintain reserves	(1)	(41)	(57)	2	(22)	(85)	(21)	(2)

Net equity transactions	3,043	(237,164)	(46,401)	(104,446)	(103,347)	(155,607)	(32,767)	(144,248)

Net change in contract owners’ equity	34,164	(330,162)	21,347	(271,043)	(47,731)	(457,505)	(14,506)	(286,512)
Contract owners’ equity beginning of period	123,595	453,757	235,670	506,713	612,911	1,070,416	201,610	488,122

Contract owners’ equity end of period	$157,759	123,595	257,017	235,670	565,180	612,911	187,104	201,610

CHANGES IN UNITS:
Beginning units	17,445	42,914	20,031	26,630	70,121	84,547	27,949	43,489
Units purchased	1,660	630	-	-	2,667	1,835	122	1,567
Units redeemed	(1,232)	(26,099)	(3,167)	(6,599)	(14,505)	(16,261)	(4,862)	(17,107)

Ending units	17,873	17,445	16,864	20,031	58,283	70,121	23,209	27,949

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FHIBS		FVMOS		FQB		FQBS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$294,877	304,658	42,765	27,929	8,644,914	8,691,466	291,955	237,078
Realized gain (loss) on investments	(251,671)	(306,216)	63,058	(492,075)	(4,351,727)	(6,085,171)	(239,255)	(184,414)
Change in unrealized gain (loss) on investments	1,273,309	(1,125,283)	(100,637)	10,775	22,969,480	(19,282,293)	1,024,685	(744,969)
Reinvested capital gains	-	-	106,126	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,316,515	(1,126,841)	111,312	(453,371)	27,262,667	(16,675,998)	1,077,385	(692,305)

Equity transactions:
Purchase payments received from contract owners (note 3)	88,043	162,916	113,149	81,430	2,949,375	3,948,044	142,829	122,715
Transfers between funds	(25,340)	(441,166)	(287,918)	4,875,506	(3,406,293)	(15,349,255)	148,611	(524,514)
Redemptions (note 3)	(497,383)	(499,554)	(1,474,215)	(1,097,378)	(31,639,160)	(46,276,545)	(1,073,039)	(999,123)
Annuity benefits	(155)	(158)	-	-	(79,357)	(100,308)	(649)	(656)
Contract maintenance charges (note 2)	-	-	(73)	(34)	(2,117)	(2,325)	-	-
Contingent deferred sales charges (note 2)	(3,013)	(4,887)	(2,283)	(8,545)	(63,963)	(165,236)	(6,581)	(11,202)
Adjustments to maintain reserves	(346)	153	(131)	(717)	1,484	(9,312)	(209)	2,401

Net equity transactions	(438,194)	(782,696)	(1,651,471)	3,850,262	(32,240,031)	(57,954,937)	(789,038)	(1,410,379)

Net change in contract owners’ equity	878,321	(1,909,537)	(1,540,159)	3,396,891	(4,977,364)	(74,630,935)	288,347	(2,102,684)
Contract owners’ equity beginning of period	2,717,840	4,627,377	4,620,131	1,223,240	160,866,913	235,497,848	6,387,326	8,490,010

Contract owners’ equity end of period	$3,596,161	2,717,840	3,079,972	4,620,131	155,889,549	160,866,913	6,675,673	6,387,326

CHANGES IN UNITS:
Beginning units	273,394	339,327	469,126	121,945	12,428,184	16,768,928	606,570	733,237
Units purchased	41,843	108,880	687,721	1,281,853	2,509,896	4,366,048	95,819	46,338
Units redeemed	(72,803)	(174,813)	(844,604)	(934,672)	(4,842,641)	(8,706,792)	(164,212)	(173,005)

Ending units	242,434	273,394	312,243	469,126	10,095,439	12,428,184	538,177	606,570

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FC2		FVSS2		FCS		FNRS2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(69,922)	(169,945)	(16,308)	(25,170)	449,126	(2,093,641)	(207,409)	(533,285)
Realized gain (loss) on investments	(367,177)	524,483	(423,541)	(254,427)	(9,349,615)	17,813,085	(8,994,144)	(2,589,591)
Change in unrealized gain (loss) on investments	3,402,497	(9,186,346)	918,885	(1,338,765)	112,944,656	(342,025,884)	17,283,512	(27,519,089)
Reinvested capital gains	2,859	482,988	-	426,394	95,326	18,511,927	-	1,407,632

Net increase (decrease) in contract owners’ equity resulting from operations	2,968,257	(8,348,820)	479,036	(1,191,968)	104,139,493	(307,794,513)	8,081,959	(29,234,333)

Equity transactions:
Purchase payments received from contract owners (note 3)	134,795	65,285	34,220	5,602	7,557,503	13,166,368	608,783	1,399,448
Transfers between funds	(279,751)	(632,630)	(121,310)	(261,324)	(16,322,870)	(49,376,712)	428,099	8,143,964
Redemptions (note 3)	(1,066,233)	(2,029,992)	(187,669)	(178,582)	(56,833,341)	(116,263,512)	(3,060,662)	(7,460,632)
Annuity benefits	(5,075)	(7,115)	-	-	(231,824)	(362,496)	(9,619)	(29,084)
Contract maintenance charges (note 2)	-	-	-	-	(13,111)	(25,000)	(1,232)	(1,185)
Contingent deferred sales charges (note 2)	(7,089)	(23,673)	(1,593)	(1,796)	(141,459)	(354,218)	(12,136)	(29,743)
Adjustments to maintain reserves	(110)	37	(68)	(13)	495	23,573	(1,163)	2,194

Net equity transactions	(1,223,463)	(2,628,088)	(276,420)	(436,113)	(65,984,607)	(153,191,997)	(2,047,930)	2,024,962

Net change in contract owners’ equity	1,744,794	(10,976,908)	202,616	(1,628,081)	38,154,886	(460,986,510)	6,034,029	(27,209,371)
Contract owners’ equity beginning of period	9,825,333	20,802,241	1,006,487	2,634,568	354,689,011	815,675,521	20,188,381	47,397,752

Contract owners’ equity end of period	$11,570,127	9,825,333	1,209,103	1,006,487	392,843,897	354,689,011	26,222,410	20,188,381

CHANGES IN UNITS:
Beginning units	983,215	1,171,503	137,880	172,687	25,997,531	34,126,179	3,165,031	3,230,157
Units purchased	47,702	56,044	14,581	4,664	2,629,810	4,747,398	1,806,123	3,983,629
Units redeemed	(159,409)	(244,332)	(45,040)	(39,471)	(7,246,469)	(12,876,046)	(2,088,331)	(4,048,755)

Ending units	871,508	983,215	107,421	137,880	21,380,872	25,997,531	2,882,823	3,165,031

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FEIS		FEI2		FF10S		FF10S2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$2,518,653	4,212,550	12,658	29,913	203,459	159,464	612	381
Realized gain (loss) on investments	(21,060,117)	(3,024,534)	(676,225)	187,703	(1,238,428)	(893,044)	(1,391)	617
Change in unrealized gain (loss) on investments	82,099,875	(236,726,233)	2,316,109	(6,308,647)	2,605,255	(2,834,252)	4,898	(9,661)
Reinvested capital gains	-	514,978	-	12,641	66,383	397,980	186	1,188

Net increase (decrease) in contract owners’ equity resulting from operations	63,558,411	(235,023,239)	1,652,542	(6,078,390)	1,636,669	(3,169,852)	4,305	(7,475)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,703,525	8,640,362	54,387	100,407	129,372	137,029	5,325	13,472
Transfers between funds	(11,638,804)	(43,293,206)	(334,236)	(588,782)	16,418	5,538,244	-	(10,109)
Redemptions (note 3)	(45,284,274)	(100,584,300)	(870,048)	(1,556,124)	(1,512,357)	(2,752,654)	(3,552)	(4,362)
Annuity benefits	(128,796)	(185,994)	-	-	(3,025)	(3,588)	(2,514)	(3,516)
Contract maintenance charges (note 2)	(5,514)	(9,106)	-	-	(112)	(112)	-	(1)
Contingent deferred sales charges (note 2)	(105,757)	(259,592)	(6,326)	(18,948)	(1,212)	(9,257)	-	-
Adjustments to maintain reserves	(6,861)	23,002	(257)	(58)	(193)	(128)	(7)	259

Net equity transactions	(51,466,481)	(135,668,834)	(1,156,480)	(2,063,505)	(1,371,109)	2,909,534	(748)	(4,257)

Net change in contract owners’ equity	12,091,930	(370,692,073)	496,062	(8,141,895)	265,560	(260,318)	3,557	(11,732)
Contract owners’ equity beginning of period	267,087,287	637,779,360	7,081,339	15,223,234	8,055,568	8,315,886	22,292	34,024

Contract owners’ equity end of period	$279,179,217	267,087,287	7,577,401	7,081,339	8,321,128	8,055,568	25,849	22,292

CHANGES IN UNITS:
Beginning units	26,543,981	36,071,966	912,834	1,101,407	949,001	717,498	2,431	2,743
Units purchased	2,748,863	4,868,023	39,013	66,399	368,621	863,436	516	1,204
Units redeemed	(7,825,027)	(14,396,008)	(185,419)	(254,972)	(511,725)	(631,933)	(620)	(1,516)

Ending units	21,467,817	26,543,981	766,428	912,834	805,897	949,001	2,327	2,431

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FF20S		FF20S2		FF30S		FF30S2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$130,120	93,653	2,435	1,031	31,760	34,343	1,590	2,317
Realized gain (loss) on investments	(1,193,894)	(432,585)	(3,843)	(474)	(657,992)	(152,920)	(28,930)	(27,824)
Change in unrealized gain (loss) on investments	2,282,203	(2,482,108)	27,269	(33,780)	1,311,464	(1,629,441)	107,454	(190,095)
Reinvested capital gains	72,898	358,206	1,260	3,596	37,534	228,388	4,464	26,641

Net increase (decrease) in contract owners’ equity resulting from operations	1,291,327	(2,462,834)	27,121	(29,627)	722,766	(1,519,630)	84,578	(188,961)

Equity transactions:
Purchase payments received from contract owners (note 3)	555,955	345,824	58,655	64,998	412,910	574,791	18,750	-
Transfers between funds	1,171,251	2,234,200	-	-	296,988	(78,431)	-	184,744
Redemptions (note 3)	(1,778,574)	(1,508,109)	(3,330)	(1,914)	(480,995)	(226,412)	(15,312)	(54,174)
Annuity benefits	(6,127)	(7,756)	(6,111)	(6,148)	-	-	(20,830)	(27,673)
Contract maintenance charges (note 2)	(1,013)	(629)	-	(2)	(1,831)	(887)	-	(5)
Contingent deferred sales charges (note 2)	(8,648)	(7,089)	-	-	(8,861)	(3,201)	-	-
Adjustments to maintain reserves	(237)	(105)	39	540	(134)	(59)	47	1,232

Net equity transactions	(67,393)	1,056,336	49,253	57,474	218,077	265,801	(17,345)	104,124

Net change in contract owners’ equity	1,223,934	(1,406,498)	76,374	27,847	940,843	(1,253,829)	67,233	(84,837)
Contract owners’ equity beginning of period	5,227,509	6,634,007	71,695	43,848	2,371,508	3,625,337	292,303	377,140

Contract owners’ equity end of period	$6,451,443	5,227,509	148,069	71,695	3,312,351	2,371,508	359,536	292,303

CHANGES IN UNITS:
Beginning units	670,911	561,279	8,292	3,382	329,992	301,314	35,261	27,932
Units purchased	334,671	504,980	6,477	5,622	168,081	168,857	2,373	16,127
Units redeemed	(345,199)	(395,348)	(1,044)	(712)	(140,674)	(140,179)	(4,070)	(8,798)

Ending units	660,383	670,911	13,725	8,292	357,399	329,992	33,564	35,261

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FGOS		FGS		FG2		FHIS
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(142,042)	(291,007)	(1,248,715)	(1,441,040)	(46,062)	(62,627)	3,915,354	5,570,251
Realized gain (loss) on investments	(1,283,016)	1,561,148	1,146,420	19,074,895	(17,209)	325,393	(6,426,537)	(5,039,902)
Change in unrealized gain (loss) on investments	9,078,300	(28,851,921)	37,767,384	(188,540,707)	699,170	(3,061,729)	24,264,875	(23,551,722)
Reinvested capital gains	-	-	135,846	-	2,341	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,653,242	(27,581,780)	37,800,935	(170,906,852)	638,240	(2,798,963)	21,753,692	(23,021,373)

Equity transactions:
Purchase payments received from contract owners (note 3)	607,535	859,080	4,923,811	6,532,243	42,834	15,524	405,054	327,535
Transfers between funds	(430,007)	(884,140)	(7,586,619)	(32,372,231)	(118,867)	358,839	(4,295,463)	(13,012,388)
Redemptions (note 3)	(3,500,957)	(8,708,883)	(27,523,069)	(67,408,379)	(484,433)	(641,298)	(11,651,175)	(22,341,873)
Annuity benefits	(610)	(2,789)	(66,999)	(124,996)	-	-	(30,048)	(38,660)
Contract maintenance charges (note 2)	(392)	(1,255)	(8,961)	(16,062)	-	-	(933)	(2,073)
Contingent deferred sales charges (note 2)	(7,078)	(13,083)	(63,986)	(157,310)	(2,063)	(10,663)	(18,388)	(41,792)
Adjustments to maintain reserves	(1,480)	45	(39,191)	(3,613)	(85)	(32)	(2,732)	857

Net equity transactions	(3,332,989)	(8,751,025)	(30,365,014)	(93,550,348)	(562,614)	(277,630)	(15,593,685)	(35,108,394)

Net change in contract owners’ equity	4,320,253	(36,332,805)	7,435,921	(264,457,200)	75,626	(3,076,593)	6,160,007	(58,129,767)
Contract owners’ equity beginning of period	19,212,604	55,545,409	164,010,989	428,468,189	2,846,744	5,923,337	58,588,167	116,717,934

Contract owners’ equity end of period	$23,532,857	19,212,604	171,446,910	164,010,989	2,922,370	2,846,744	64,748,174	58,588,167

CHANGES IN UNITS:
Beginning units	3,325,249	4,293,709	18,900,121	25,956,718	418,764	450,197	7,073,592	10,440,891
Units purchased	283,300	1,068,057	1,596,266	3,363,809	19,031	66,431	280,336	879,789
Units redeemed	(784,860)	(2,036,517)	(5,008,209)	(10,420,406)	(96,073)	(97,864)	(1,866,647)	(4,247,088)

Ending units	2,823,689	3,325,249	15,488,178	18,900,121	341,722	418,764	5,487,281	7,073,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FHISR		FIGBS		FMCS		FMC2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$2,705,280	1,627,213	4,988,563	1,960,251	(150,203)	(321,442)	(115,031)	(196,933)
Realized gain (loss) on investments	(2,907,003)	(3,985,547)	92,206	(776,301)	(3,751,495)	(3,994,033)	(266,661)	772,748
Change in unrealized gain (loss) on investments	12,952,030	(3,827,678)	3,537,944	(4,238,529)	13,063,566	(19,917,178)	2,947,511	(8,622,741)
Reinvested capital gains	-	-	280,887	53,666	166,121	5,975,426	41,280	2,176,437

Net increase (decrease) in contract owners’ equity resulting from operations	12,750,307	(6,186,012)	8,899,600	(3,000,913)	9,327,989	(18,257,227)	2,607,099	(5,870,489)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,481,323	1,196,954	1,239,489	1,490,364	714,233	1,425,458	213,947	141,450
Transfers between funds	13,592,533	5,472,674	26,837,411	5,196,393	6,761,487	4,330,878	(594,628)	(865,828)
Redemptions (note 3)	(8,605,629)	(6,203,185)	(12,122,959)	(15,296,977)	(4,806,391)	(6,463,959)	(991,418)	(1,326,949)
Annuity benefits	-	-	(89,688)	(114,537)	(247)	(223)	(82,092)	(122,619)
Contract maintenance charges (note 2)	(255)	(227)	(2,193)	(1,962)	(1,207)	(1,119)	-	(48)
Contingent deferred sales charges (note 2)	(18,567)	(18,174)	(23,763)	(50,881)	(17,890)	(29,125)	(4,752)	(17,224)
Adjustments to maintain reserves	13,542	(292)	(2,203)	5,414	(1,012)	999	(135)	3,926

Net equity transactions	6,462,947	447,750	15,836,094	(8,772,186)	2,648,973	(737,091)	(1,459,078)	(2,187,292)

Net change in contract owners’ equity	19,213,254	(5,738,262)	24,735,694	(11,773,099)	11,976,962	(18,994,318)	1,148,021	(8,057,781)
Contract owners’ equity beginning of period	24,447,258	30,185,520	54,834,387	66,607,486	24,920,107	43,914,425	7,852,247	15,910,028

Contract owners’ equity end of period	$43,660,512	24,447,258	79,570,081	54,834,387	36,897,069	24,920,107	9,000,268	7,852,247

CHANGES IN UNITS:
Beginning units	3,359,844	3,077,761	4,984,533	5,743,749	3,606,217	3,720,767	562,586	688,268
Units purchased	5,211,288	5,259,682	4,195,848	2,655,637	1,961,305	2,476,807	27,999	32,714
Units redeemed	(4,358,692)	(4,977,599)	(2,826,573)	(3,414,853)	(1,639,391)	(2,591,357)	(127,224)	(158,396)

Ending units	4,212,440	3,359,844	6,353,808	4,984,533	3,928,131	3,606,217	463,361	562,586

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FOS		FO2R		FOSR		FVSS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$192,343	455,400	1,809	21,140	322,873	739,962	(86,123)	(128,980)
Realized gain (loss) on investments	(818,682)	2,615,156	(159,778)	718,588	(2,918,825)	2,547,449	(10,648,667)	(4,292,902)
Change in unrealized gain (loss) on investments	5,401,185	(28,627,790)	1,198,551	(6,814,774)	10,854,503	(52,561,281)	16,182,156	(13,916,186)
Reinvested capital gains	69,697	4,945,362	16,122	1,139,337	126,166	9,580,938	-	5,056,892

Net increase (decrease) in contract owners’ equity resulting from operations	4,844,543	(20,611,872)	1,056,704	(4,935,709)	8,384,717	(39,692,932)	5,447,366	(13,281,176)

Equity transactions:
Purchase payments received from contract owners (note 3)	128,780	187,048	16,923	39,091	976,482	1,681,227	564,622	500,371
Transfers between funds	(1,372,725)	(1,336,215)	(269,050)	(390,493)	(2,322,278)	(7,164,512)	1,576,674	(4,396,007)
Redemptions (note 3)	(3,143,138)	(8,074,947)	(605,831)	(977,083)	(6,663,567)	(13,862,852)	(2,292,687)	(4,139,516)
Annuity benefits	(9,857)	(18,208)	(141)	(196)	(45,500)	(56,302)	(12,462)	(22,982)
Contract maintenance charges (note 2)	(150)	(770)	-	-	(1,332)	(1,550)	(674)	(763)
Contingent deferred sales charges (note 2)	(2,911)	(9,197)	(3,045)	(9,300)	(24,426)	(62,610)	(6,887)	(21,438)
Adjustments to maintain reserves	(571)	2,275	99	1,964	(844)	2,596	(833)	3,619

Net equity transactions	(4,400,572)	(9,250,014)	(861,045)	(1,336,017)	(8,081,465)	(19,464,003)	(172,247)	(8,076,716)

Net change in contract owners’ equity	443,971	(29,861,886)	195,659	(6,271,726)	303,252	(59,156,935)	5,275,119	(21,357,892)
Contract owners’ equity beginning of period	22,941,478	52,803,364	5,160,996	11,432,722	41,975,734	101,132,669	10,800,856	32,158,748

Contract owners’ equity end of period	$23,385,449	22,941,478	5,356,655	5,160,996	42,278,986	41,975,734	16,075,975	10,800,856

CHANGES IN UNITS:
Beginning units	2,082,989	2,660,164	503,679	614,490	3,829,152	5,132,023	1,388,196	1,995,932
Units purchased	31,386	213,270	21,782	53,817	617,845	1,017,722	1,312,113	358,554
Units redeemed	(416,746)	(790,445)	(103,857)	(164,628)	(1,372,514)	(2,320,593)	(1,372,219)	(966,290)

Ending units	1,697,629	2,082,989	421,604	503,679	3,074,483	3,829,152	1,328,090	1,388,196

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVIS2		FTVRD2		FTVSV2		FTVDM3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$2,716,316	2,347,439	(397)	2,478	57,997	4,042	155,824	185,370
Realized gain (loss) on investments	(3,933,797)	(3,927,872)	(28,427)	6,041	(3,972,025)	(5,763,259)	(3,560,166)	(2,685,224)
Change in unrealized gain (loss) on investments	13,010,258	(17,396,908)	114,005	(292,640)	6,859,070	(3,889,596)	8,512,987	(8,166,063)
Reinvested capital gains	-	1,248,095	-	7,040	625,297	1,492,261	24,970	2,366,707

Net increase (decrease) in contract owners’ equity resulting from operations	11,792,777	(17,729,246)	85,181	(277,081)	3,570,339	(8,156,552)	5,133,615	(8,299,210)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,008,436	1,594,129	(31)	(153)	508,366	605,751	511,146	341,295
Transfers between funds	9,095,924	3,260,697	(19,582)	(63,674)	1,224,615	8,331,848	5,581,512	(8,959,556)
Redemptions (note 3)	(6,127,284)	(13,272,437)	(25,991)	(50,321)	(2,530,556)	(3,090,755)	(1,958,810)	(2,348,529)
Annuity benefits	(66,936)	(72,030)	(48,432)	(70,372)	(31,176)	(41,821)	(17,499)	(22,802)
Contract maintenance charges (note 2)	(560)	(559)	(3)	(45)	(505)	(277)	(254)	(209)
Contingent deferred sales charges (note 2)	(11,631)	(26,997)	(285)	(1,546)	(6,238)	(13,304)	(3,132)	(9,414)
Adjustments to maintain reserves	(815)	2,871	27	4,661	(170)	2,283	(490)	1,273

Net equity transactions	3,897,134	(8,514,326)	(94,297)	(181,450)	(835,664)	5,793,725	4,112,473	(10,997,942)

Net change in contract owners’ equity	15,689,911	(26,243,572)	(9,116)	(458,531)	2,734,675	(2,362,827)	9,246,088	(19,297,152)
Contract owners’ equity beginning of period	34,432,052	60,675,624	662,345	1,120,876	14,808,726	17,171,553	5,085,582	24,382,734

Contract owners’ equity end of period	$50,121,963	34,432,052	653,229	662,345	17,543,401	14,808,726	14,331,670	5,085,582

CHANGES IN UNITS:
Beginning units	4,245,169	5,243,133	74,256	90,220	2,135,224	1,615,021	746,789	1,629,698
Units purchased	2,111,337	2,770,029	872	596	1,237,657	3,120,705	1,171,780	564,552
Units redeemed	(1,746,640)	(3,767,993)	(11,776)	(16,560)	(1,365,120)	(2,600,502)	(638,827)	(1,447,461)

Ending units	4,609,866	4,245,169	63,352	74,256	2,007,761	2,135,224	1,279,742	746,789

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TIF2		TIF3		FTVGI3		FTVFA2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,172	674	249,874	210,114	5,589,508	1,231,132	53,698	24,429
Realized gain (loss) on investments	(4,239)	7,706	(5,330,269)	(938,218)	601,497	1,289,935	(75,983)	(112,861)
Change in unrealized gain (loss) on investments	10,892	(48,524)	7,064,420	(7,688,911)	783,873	(1,091,876)	503,967	(96,307)
Reinvested capital gains	2,020	6,350	434,845	1,445,923	-	-	-	28,167

Net increase (decrease) in contract owners’ equity resulting from operations	9,845	(33,794)	2,418,870	(6,971,092)	6,974,878	1,429,191	481,682	(156,572)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	244,047	521,952	870,556	1,292,654	169,135	23,564
Transfers between funds	(19,000)	(9,283)	188,397	4,071,162	7,541,975	14,320,636	1,886,224	1,190,706
Redemptions (note 3)	-	(112)	(1,352,397)	(2,620,193)	(8,487,057)	(7,902,089)	(207,634)	(34,830)
Annuity benefits	(5,216)	(14,470)	(21,559)	(33,129)	(17,624)	(15,726)	(1,535)	-
Contract maintenance charges (note 2)	-	-	(621)	(797)	(595)	(287)	(11)	(1)
Contingent deferred sales charges (note 2)	-	-	(4,179)	(13,459)	(18,059)	(17,849)	(349)	(268)
Adjustments to maintain reserves	402	806	2,839	988	(710)	270	(75)	(8)

Net equity transactions	(23,814)	(23,059)	(943,473)	1,926,524	(111,514)	7,677,609	1,845,755	1,179,163

Net change in contract owners’ equity	(13,969)	(56,853)	1,475,397	(5,044,568)	6,863,364	9,106,800	2,327,437	1,022,591
Contract owners’ equity beginning of period	45,418	102,271	9,661,133	14,705,701	42,251,539	33,144,739	1,022,591	-

Contract owners’ equity end of period	$31,449	45,418	11,136,530	9,661,133	49,114,903	42,251,539	3,350,028	1,022,591

CHANGES IN UNITS:
Beginning units	4,144	5,496	1,248,884	1,094,763	3,465,329	2,850,554	152,212	-
Units purchased	46	64	795,098	925,782	1,834,558	3,628,953	326,533	256,373
Units redeemed	(2,069)	(1,416)	(961,500)	(771,661)	(1,862,390)	(3,014,178)	(86,520)	(104,161)

Ending units	2,121	4,144	1,082,482	1,248,884	3,437,497	3,465,329	392,225	152,212

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMGP		AMINS		AMCG		AMTP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(255,906)	(402,306)	(11,899)	(82,313)	(441,523)	(1,287,791)	(319,640)	(636,157)
Realized gain (loss) on investments	1,490,078	7,600,226	(915,404)	(2,028,868)	2,438,296	14,345,893	(48,266,083)	(4,953,512)
Change in unrealized gain (loss) on investments	3,597,567	(35,517,706)	1,231,409	(261,229)	5,956,056	(73,525,161)	63,903,225	(66,411,465)
Reinvested capital gains	-	2,150,220	-	91	-	-	48,357	13,838,171

Net increase (decrease) in contract owners’ equity resulting from operations	4,831,739	(26,169,566)	304,106	(2,372,319)	7,952,829	(60,467,059)	15,365,859	(58,162,963)

Equity transactions:
Purchase payments received from contract owners (note 3)	490,119	1,020,657	9,729	313,130	1,009,391	2,212,863	696,391	1,519,919
Transfers between funds	(40,111,750)	(3,114,685)	(1,773,116)	(8,174,807)	(68,841,092)	(11,247,612)	(56,709,043)	(7,231,103)
Redemptions (note 3)	(3,934,940)	(13,026,487)	(133,599)	(1,104,524)	(6,190,490)	(24,788,653)	(4,533,482)	(19,753,050)
Annuity benefits	(4,786)	(11,062)	(754)	(2,028)	(12,786)	(27,946)	(3,301)	(9,649)
Contract maintenance charges (note 2)	(497)	(1,455)	(47)	(438)	(1,290)	(3,812)	(964)	(2,047)
Contingent deferred sales charges (note 2)	(5,912)	(32,324)	(1,003)	(8,612)	(17,860)	(56,717)	(10,313)	(49,624)
Adjustments to maintain reserves	(1,493)	625	(282)	(1,946)	(146,605)	512	3,646	297

Net equity transactions	(43,569,259)	(15,164,731)	(1,899,072)	(8,979,225)	(74,200,732)	(33,911,365)	(60,557,066)	(25,525,257)

Net change in contract owners’ equity	(38,737,520)	(41,334,297)	(1,594,966)	(11,351,544)	(66,247,903)	(94,378,424)	(45,191,207)	(83,688,220)
Contract owners’ equity beginning of period	39,020,339	80,354,636	1,594,966	12,946,510	66,627,966	161,006,390	45,700,168	129,388,388

Contract owners’ equity end of period	$282,819	39,020,339	-	1,594,966	380,063	66,627,966	508,961	45,700,168

CHANGES IN UNITS:
Beginning units	3,174,895	4,032,425	266,109	1,121,173	4,899,483	6,698,477	5,238,503	7,015,661
Units purchased	268,648	746,054	57,193	345,137	270,584	796,262	1,028,680	1,713,452
Units redeemed	(3,418,617)	(1,603,584)	(323,302)	(1,200,201)	(5,142,946)	(2,595,256)	(6,218,154)	(3,490,610)

Ending units	24,926	3,174,895	-	266,109	27,121	4,899,483	49,029	5,238,503

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMRS		AMFAS		AMSRS		OVCAFS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(20,119)	(12,266)	(17,378)	(23,803)	32,115	(16,865)	(57,958)	(91,399)
Realized gain (loss) on investments	(1,711,142)	(579,464)	(411,072)	(541,687)	(940,646)	227,961	90,471	315,345
Change in unrealized gain (loss) on investments	2,204,244	(1,680,926)	668,003	(463,129)	1,734,978	(3,897,532)	1,112,075	(3,066,026)
Reinvested capital gains	47	8,072	-	51,557	-	382,045	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	473,030	(2,264,584)	239,553	(977,062)	826,447	(3,304,391)	1,144,588	(2,842,080)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,274	143,591	96,002	9,231	39,954	478,547	30,340	45,363
Transfers between funds	(2,580,828)	(665,957)	392,183	446,549	(192,882)	(9,088,330)	(122,246)	(341,802)
Redemptions (note 3)	(298,953)	(648,629)	(279,741)	(163,646)	(522,286)	(2,387,418)	(521,700)	(449,085)
Annuity benefits	(3,864)	(21,794)	(3,247)	(4,330)	(5,382)	(8,095)	(437)	(571)
Contract maintenance charges (note 2)	(75)	(227)	(17)	(26)	(298)	(952)	-	-
Contingent deferred sales charges (note 2)	(613)	(4,134)	(1,413)	(1,834)	(1,255)	(11,422)	(2,179)	(4,782)
Adjustments to maintain reserves	268	117	(135)	46	(336)	339	(540)	6,090

Net equity transactions	(2,879,791)	(1,197,033)	203,632	285,990	(682,485)	(11,017,331)	(616,762)	(744,787)

Net change in contract owners’ equity	(2,406,761)	(3,461,617)	443,185	(691,072)	143,962	(14,321,722)	527,826	(3,586,867)
Contract owners’ equity beginning of period	2,410,952	5,872,569	1,069,201	1,760,273	3,430,085	17,751,807	3,027,129	6,613,996

Contract owners’ equity end of period	$4,191	2,410,952	1,512,386	1,069,201	3,574,047	3,430,085	3,554,955	3,027,129

CHANGES IN UNITS:
Beginning units	408,423	536,697	150,345	138,132	389,079	1,195,809	441,461	515,617
Units purchased	701,280	168,587	183,747	534,763	70,255	357,286	17,024	25,606
Units redeemed	(1,109,281)	(296,861)	(145,002)	(522,550)	(144,005)	(1,164,016)	(92,203)	(99,762)

Ending units	422	408,423	189,090	150,345	315,329	389,079	366,282	441,461

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGR		OVGS3		OVGS		OVGSS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,088,150)	(2,312,922)	1,021,135	594,330	778,031	494,008	5,276	(23,786)
Realized gain (loss) on investments	3,283,907	19,599,369	(4,202,394)	5,280,326	3,057,837	14,101,095	209,682	460,253
Change in unrealized gain (loss) on investments	45,618,716	(140,675,586)	31,249,377	(89,026,528)	15,888,598	(76,182,265)	669,885	(3,067,304)
Reinvested capital gains	-	-	2,040,532	10,452,940	1,477,876	7,978,626	67,718	330,617

Net increase (decrease) in contract owners’ equity resulting from operations	47,814,473	(123,389,139)	30,108,650	(72,698,932)	21,202,342	(53,608,536)	952,561	(2,300,220)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,415,732	5,450,845	2,543,148	4,626,918	304,568	472,201	-	(33)
Transfers between funds	(8,561,844)	(20,775,362)	(6,027,544)	(16,024,052)	(5,094,575)	(13,108,614)	(132,383)	(308,049)
Redemptions (note 3)	(24,301,499)	(48,537,324)	(14,539,441)	(25,564,616)	(10,859,159)	(21,683,275)	(608,367)	(680,342)
Annuity benefits	(94,474)	(161,008)	(45,697)	(55,153)	(34,351)	(58,175)	(2,448)	(3,240)
Contract maintenance charges (note 2)	(5,494)	(9,255)	(3,871)	(4,272)	(750)	(1,503)	-	-
Contingent deferred sales charges (note 2)	(58,902)	(186,629)	(55,738)	(137,186)	(13,450)	(64,599)	(2,804)	(6,120)
Adjustments to maintain reserves	(10,895)	11,727	(3,179)	1,963	(4,794)	24,085	(145)	12

Net equity transactions	(29,617,376)	(64,207,006)	(18,132,322)	(37,156,398)	(15,702,511)	(34,419,880)	(746,147)	(997,772)

Net change in contract owners’ equity	18,197,097	(187,596,145)	11,976,328	(109,855,330)	5,499,831	(88,028,416)	206,414	(3,297,992)
Contract owners’ equity beginning of period	127,810,291	315,406,436	91,896,614	201,751,944	66,164,683	154,193,099	2,984,092	6,282,084

Contract owners’ equity end of period	$146,007,388	127,810,291	103,872,942	91,896,614	71,664,514	66,164,683	3,190,506	2,984,092

CHANGES IN UNITS:
Beginning units	12,747,789	17,017,191	6,681,809	8,674,031	7,350,485	9,761,653	299,786	370,311
Units purchased	1,371,508	2,153,920	883,118	1,430,106	517,075	1,073,574	-	468
Units redeemed	(3,957,767)	(6,423,322)	(2,102,355)	(3,422,328)	(1,968,169)	(3,484,742)	(65,746)	(70,993)

Ending units	10,161,530	12,747,789	5,462,572	6,681,809	5,899,391	7,350,485	234,040	299,786

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVHI3		OVHI		OVHIS		OVGI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(17,897)	80,426	(1,622)	53,252	(297)	5,896	982,809	888,401
Realized gain (loss) on investments	(533,695)	(1,182,350)	(123,303)	(187,758)	(11,633)	(5,963)	(915,631)	5,751,651
Change in unrealized gain (loss) on investments	983,470	(606,013)	149,471	(485,159)	17,230	(90,139)	27,014,066	(110,502,352)
Reinvested capital gains	-	-	-	-	-	-	-	13,739,122

Net increase (decrease) in contract owners’ equity resulting from operations	431,878	(1,707,937)	24,546	(619,665)	5,300	(90,206)	27,081,244	(90,123,178)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,767	48,027	-	-	-	-	2,222,999	4,415,785
Transfers between funds	1,933,160	481,048	(19,456)	(386,775)	-	(2,247)	(5,749,670)	(17,806,428)
Redemptions (note 3)	(561,837)	(243,386)	(9,824)	(214,453)	(899)	(2,906)	(19,573,950)	(47,832,085)
Annuity benefits	-	-	-	-	(1,851)	(10,086)	(55,790)	(82,922)
Contract maintenance charges (note 2)	(14)	(18)	(12)	(37)	-	(1)	(3,216)	(5,337)
Contingent deferred sales charges (note 2)	(383)	(1,208)	(97)	(452)	-	-	(60,067)	(135,484)
Adjustments to maintain reserves	(65)	(7,460)	(61)	(74)	24	760	(17,203)	14,057

Net equity transactions	1,404,628	277,003	(29,450)	(601,791)	(2,726)	(14,480)	(23,236,897)	(61,432,414)

Net change in contract owners’ equity	1,836,506	(1,430,934)	(4,904)	(1,221,456)	2,574	(104,686)	3,844,347	(151,555,592)
Contract owners’ equity beginning of period	322,010	1,752,944	128,455	1,349,911	23,306	127,992	120,383,769	271,939,361

Contract owners’ equity end of period	$2,158,516	322,010	123,551	128,455	25,880	23,306	124,228,116	120,383,769

CHANGES IN UNITS:
Beginning units	160,909	182,957	58,162	128,274	9,322	10,820	13,429,592	18,473,644
Units purchased	1,487,261	502,308	3,986	11,358	-	98	1,191,059	2,538,411
Units redeemed	(788,821)	(524,356)	(16,747)	(81,470)	(1,008)	(1,596)	(3,723,246)	(7,582,463)

Ending units	859,349	160,909	45,401	58,162	8,314	9,322	10,897,405	13,429,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGIS		OVSC		OVSCS		OVAG

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(4,261)	(24,043)	(22,325)	(60,813)	(924)	(1,645)	(588,808)	(1,092,629)
Realized gain (loss) on investments	(32,191)	444,822	(1,684,312)	(2,083,901)	(6,232)	(2,631)	(2,298,344)	5,752,427
Change in unrealized gain (loss) on investments	738,143	(3,775,931)	4,800,249	(2,608,008)	53,849	(90,807)	17,451,483	(62,520,126)
Reinvested capital gains	-	445,757	-	529,052	-	9,017	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	701,691	(2,909,395)	3,093,612	(4,223,670)	46,693	(86,066)	14,564,331	(57,860,328)

Equity transactions:
Purchase payments received from contract owners (note 3)	12,424	14,913	173,142	332,531	2,190	11,353	2,252,617	3,394,926
Transfers between funds	(132,545)	(1,686,932)	1,019,428	211,367	-	44,261	(2,811,785)	(6,661,217)
Redemptions (note 3)	(353,519)	(897,400)	(1,304,821)	(1,829,940)	(7,254)	(9,463)	(8,256,397)	(21,499,313)
Annuity benefits	-	-	(61)	-	(7,810)	(9,663)	(4,271)	(8,655)
Contract maintenance charges (note 2)	-	-	(533)	(589)	-	(4)	(4,440)	(9,098)
Contingent deferred sales charges (note 2)	(793)	(9,749)	(3,268)	(8,795)	-	-	(31,941)	(61,891)
Adjustments to maintain reserves	(80)	(38)	7,637	(75)	(43)	670	(1,706)	10,659

Net equity transactions	(474,513)	(2,579,206)	(108,476)	(1,295,501)	(12,917)	37,154	(8,857,923)	(24,834,589)

Net change in contract owners’ equity	227,178	(5,488,601)	2,985,136	(5,519,171)	33,776	(48,912)	5,706,408	(82,694,917)
Contract owners’ equity beginning of period	3,018,113	8,506,714	5,836,724	11,355,895	141,006	189,918	53,231,517	135,926,434

Contract owners’ equity end of period	$3,245,291	3,018,113	8,821,860	5,836,724	174,782	141,006	58,937,925	53,231,517

CHANGES IN UNITS:
Beginning units	391,338	664,432	954,905	1,108,657	15,897	13,112	6,695,313	8,636,413
Units purchased	6,355	8,508	2,808,481	887,546	267	4,421	536,283	1,162,852
Units redeemed	(63,020)	(281,602)	(2,690,293)	(1,041,298)	(1,582)	(1,636)	(1,588,884)	(3,103,952)

Ending units	334,673	391,338	1,073,093	954,905	14,582	15,897	5,642,712	6,695,313

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVSBS		PMVRRA		SBLD		SBLJ

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(62,792)	207,884	14,026	15,818	(2,122)	(2,099)	(776)	(643)
Realized gain (loss) on investments	(54,957)	132,649	(19,655)	11,168	(16,029)	1,564	(17,512)	(1,928)
Change in unrealized gain (loss) on investments	702,990	(1,363,229)	87,656	(106,613)	55,934	(94,274)	42,373	(25,537)
Reinvested capital gains	3,096	75,957	28,923	1,088	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	588,337	(946,739)	110,950	(78,539)	37,783	(94,809)	24,085	(28,108)

Equity transactions:
Purchase payments received from contract owners (note 3)	65,774	35,338	121,975	79,283	68,676	74,670	12,437	10,959
Transfers between funds	377,278	83,579	136,621	655,738	32,121	12,940	26,590	17,007
Redemptions (note 3)	(639,066)	(1,477,226)	(260,891)	(241,904)	(92,898)	(17,444)	(9,279)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(139)	-	(73)	-	(15)
Contingent deferred sales charges (note 2)	(4,748)	(13,762)	(1,244)	(290)	(338)	(33)	(16)	-
Adjustments to maintain reserves	(79)	(94)	90	(17,553)	(13)	75	(11)	3

Net equity transactions	(200,841)	(1,372,165)	(3,449)	475,135	7,548	70,135	29,721	27,954

Net change in contract owners’ equity	387,496	(2,318,904)	107,501	396,596	45,331	(24,674)	53,806	(154)
Contract owners’ equity beginning of period	4,170,962	6,489,866	675,187	278,591	166,288	190,962	59,995	60,149

Contract owners’ equity end of period	$4,558,458	4,170,962	782,688	675,187	211,619	166,288	113,801	59,995

CHANGES IN UNITS:
Beginning units	346,353	452,665	66,141	25,083	21,833	15,283	11,088	6,602
Units purchased	71,668	96,556	25,251	120,057	7,595	8,384	9,047	113,712
Units redeemed	(92,686)	(202,868)	(25,867)	(78,999)	(5,947)	(1,834)	(5,358)	(109,226)

Ending units	325,335	346,353	65,525	66,141	23,481	21,833	14,777	11,088

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SBLN		SBLO		SBLP		SBLQ
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,307)	(1,317)	(7,898)	(4,811)	(3,000)	(2,542)	(6,516)	(6,630)
Realized gain (loss) on investments	(6,344)	(6,462)	(160,114)	(25,830)	4,857	(8,704)	(24,589)	10,976
Change in unrealized gain (loss) on investments	33,614	(31,348)	366,385	(316,763)	125,917	(56,918)	287,895	(285,507)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,963	(39,127)	198,373	(347,404)	127,774	(68,164)	256,790	(281,161)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,768	25,673	134,694	330,116	29,177	40,177	165,976	233,907
Transfers between funds	23,002	33,714	(162,829)	666,343	260,761	(165,883)	(50,113)	(40,290)
Redemptions (note 3)	(42,723)	(39,407)	(292,753)	(113,418)	(101,357)	(114,947)	(134,337)	(64,448)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15)	(60)	-	(112)	-	(36)	-	(210)
Contingent deferred sales charges (note 2)	(446)	(252)	(1,223)	(195)	(251)	(117)	(1,369)	(282)
Adjustments to maintain reserves	7	20	8	391	104	(50)	146	24

Net equity transactions	13,593	19,688	(322,103)	883,125	188,434	(240,856)	(19,697)	128,701

Net change in contract owners’ equity	39,556	(19,439)	(123,730)	535,721	316,208	(309,020)	237,093	(152,460)
Contract owners’ equity beginning of period	106,763	126,202	826,269	290,548	129,324	438,344	460,344	612,804

Contract owners’ equity end of period	$146,319	106,763	702,539	826,269	445,532	129,324	697,437	460,344

CHANGES IN UNITS:
Beginning units	12,844	10,932	117,337	25,150	17,473	40,974	64,592	52,222
Units purchased	3,590	6,345	17,942	107,433	39,615	27,490	18,276	28,955
Units redeemed	(2,265)	(4,433)	(59,438)	(15,246)	(21,922)	(50,991)	(19,417)	(16,585)

Ending units	14,169	12,844	75,841	117,337	35,166	17,473	63,451	64,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SBLV		SBLX		SBLY		PMVTRA
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(18,261)	(14,386)	(307)	(154)	(230)	(78)	84,132	48,995
Realized gain (loss) on investments	(49,996)	(17,204)	(3,890)	(401)	474	(33)	32	11,203
Change in unrealized gain (loss) on investments	686,118	(458,862)	13,196	(6,050)	5,463	(1,645)	86,403	(53,680)
Reinvested capital gains	-	-	-	-	-	-	74,667	36,799

Net increase (decrease) in contract owners’ equity resulting from operations	617,861	(490,452)	8,999	(6,605)	5,707	(1,756)	245,234	43,317

Equity transactions:
Purchase payments received from contract owners (note 3)	436,511	417,178	15,367	8,777	10,853	3,843	338,183	240,889
Transfers between funds	2,979	193,590	1,023	21,316	(5,927)	6,951	872,470	1,405,182
Redemptions (note 3)	(363,987)	(185,786)	(9)	(1,346)	-	-	(767,956)	(280,053)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(481)	-	(1)	-	(4)	-	(210)
Contingent deferred sales charges (note 2)	(2,531)	(329)	(6)	(14)	(20)	-	(2,606)	(406)
Adjustments to maintain reserves	270	354	3	(1,136)	(17)	(3)	614	(11,257)

Net equity transactions	73,242	424,526	16,378	27,596	4,889	10,787	440,705	1,354,145

Net change in contract owners’ equity	691,103	(65,926)	25,377	20,991	10,596	9,031	685,939	1,397,462
Contract owners’ equity beginning of period	1,327,038	1,392,964	22,552	1,561	14,497	5,466	1,774,326	376,864

Contract owners’ equity end of period	$2,018,141	1,327,038	47,929	22,552	25,093	14,497	2,460,265	1,774,326

CHANGES IN UNITS:
Beginning units	173,469	128,838	4,010	145	2,318	545	153,732	33,848
Units purchased	48,866	108,472	4,389	4,652	2,360	1,909	117,549	270,041
Units redeemed	(36,958)	(63,841)	(2,028)	(787)	(1,633)	(136)	(82,345)	(150,157)

Ending units	185,377	173,469	6,371	4,010	3,045	2,318	188,936	153,732

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PVGIB		ACEG2		ACC2		VYDS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$139	155	(27,336)	(32,589)	203,074	75,437	(20,849)	(54,586)
Realized gain (loss) on investments	(5,652)	(1,652)	48,582	59,155	(269,348)	756,583	(545,263)	237,135
Change in unrealized gain (loss) on investments	7,561	(10,806)	677,709	(1,239,974)	1,932,263	(7,069,165)	1,764,076	(6,019,549)
Reinvested capital gains	-	3,317	-	-	-	766,923	-	1,492,039

Net increase (decrease) in contract owners’ equity resulting from operations	2,048	(8,986)	698,955	(1,213,408)	1,865,989	(5,470,222)	1,197,964	(4,344,961)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	14,101	137	115,376	66,930	137,214	59,357
Transfers between funds	-	-	14,750	68,694	(736,649)	(1,120,875)	(380,749)	(487,866)
Redemptions (note 3)	(3,694)	(6,482)	(226,926)	(140,334)	(1,017,613)	(1,997,497)	(1,332,989)	(2,821,050)
Annuity benefits	-	-	-	-	(3,843)	(5,234)	-	-
Contract maintenance charges (note 2)	-	(1)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(698)	(2,201)	(3,805)	(23,576)	(1,781)	(4,645)
Adjustments to maintain reserves	6	134	(65)	(77)	(195)	94	(168)	(141)

Net equity transactions	(3,688)	(6,349)	(198,838)	(73,781)	(1,646,729)	(3,080,158)	(1,578,473)	(3,254,345)

Net change in contract owners’ equity	(1,640)	(15,335)	500,117	(1,287,189)	219,260	(8,550,380)	(380,509)	(7,599,306)
Contract owners’ equity beginning of period	12,762	28,097	1,194,326	2,481,515	8,486,235	17,036,615	5,917,748	13,517,054

Contract owners’ equity end of period	$11,122	12,762	1,694,443	1,194,326	8,705,495	8,486,235	5,537,239	5,917,748

CHANGES IN UNITS:
Beginning units	1,634	2,177	207,406	215,311	1,011,292	1,281,115	691,105	975,201
Units purchased	-	16	19,105	16,826	33,093	22,265	131,376	208,181
Units redeemed	(523)	(559)	(45,187)	(24,731)	(222,676)	(292,088)	(311,789)	(492,277)

Ending units	1,111	1,634	181,324	207,406	821,709	1,011,292	510,692	691,105

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ROCMC		TRBCG2		TREI2		TRLT2
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(6,549)	11,459	(122,671)	(185,092)	71,768	186,838	266,836	321,897
Realized gain (loss) on investments	(100,256)	(27,171)	(5,034,040)	(239,353)	(4,553,780)	(2,315,115)	454,676	(43,469)
Change in unrealized gain (loss) on investments	383,373	(353,287)	9,395,817	(9,414,343)	7,167,373	(7,849,625)	324,300	(382,396)
Reinvested capital gains	-	72,227	-	-	-	663,399	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	276,568	(296,772)	4,239,106	(9,838,788)	2,685,361	(9,314,503)	1,045,812	(103,968)

Equity transactions:
Purchase payments received from contract owners (note 3)	243,916 234,371	218,482	454,138	278,607	559,873	166,306	154,364
Transfers between funds	(55,622)	158,218	(7,271,550)	1,316,562	(256,085)	2,938,361	(13,650,421)	12,266,312
Redemptions (note 3)	(118,000)	(127,042)	(1,478,995)	(2,794,771)	(1,985,561)	(3,122,007)	(4,112,823)	(2,390,323)
Annuity benefits	-	-	(19,212)	(19,136)	(31,659)	(45,270)	(12,281)	(18,748)
Contract maintenance charges (note 2)	-	(264)	(435)	(597)	(300)	(347)	(113)	(72)
Contingent deferred sales charges (note 2)	(1,134)	(150)	(3,109)	(8,487)	(6,219)	(6,597)	(23,323)	(10,856)
Adjustments to maintain reserves	(243)	246	(1,308)	490	85	2,319	(10,148)	853

Net equity transactions	68,917	265,379	(8,556,127)	(1,051,801)	(2,001,132)	326,332	(17,642,803)	10,001,530

Net change in contract owners’ equity	345,485	(31,393)	(4,317,021)	(10,890,589)	684,229	(8,988,171)	(16,596,991)	9,897,562
Contract owners’ equity beginning of period	436,495	467,888	11,724,474	22,615,063	14,952,887	23,941,058	16,609,578	6,712,016

Contract owners’ equity end of period	$781,980	436,495	7,407,453	11,724,474	15,637,116	14,952,887	12,587	16,609,578

CHANGES IN UNITS:
Beginning units	68,775	41,378	1,679,454	1,844,368	1,993,851	1,986,743	1,526,688	597,947
Units purchased	24,694	39,926	1,407,384	757,070	742,486	1,305,367	1,379,840	1,700,083
Units redeemed	(14,601)	(12,529)	(2,332,036)	(921,984)	(1,027,723)	(1,298,259)	(2,905,421)	(771,342)

Ending units	78,868	68,775	754,802	1,679,454	1,708,614	1,993,851	1,107	1,526,688

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VWEMR		VWEM		VWHAR		VWHA
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(156,768)	(272,226)	(134,567)	(290,400)	(253,065)	(389,073)	(104,118)	(180,071)
Realized gain (loss) on investments	(7,035,063)	(11,687,014)	(3,889,732)	(222,612)	(4,167,125)	821,244	504,098	4,190,232
Change in unrealized gain (loss) on investments	17,240,733	(23,890,893)	13,681,766	(37,350,529)	17,024,224	(31,674,577)	5,264,923	(19,629,831)
Reinvested capital gains	802,362	14,938,207	1,011,248	14,422,780	140,476	8,659,750	68,964	4,230,495

Net increase (decrease) in contract owners’ equity resulting from operations	10,851,264	(20,911,926)	10,668,715	(23,440,761)	12,744,510	(22,582,656)	5,733,867	(11,389,175)

Equity transactions:
Purchase payments received from contract owners (note 3)	434,711	526,090	185,517	191,031	685,507	635,477	145,380	643,109
Transfers between funds	5,674,959	(11,013,431)	(826,101)	(3,053,485)	4,256,490	(6,122,498)	(526,033)	(3,243,713)
Redemptions (note 3)	(2,334,969)	(5,193,517)	(1,857,279)	(5,440,456)	(3,874,821)	(10,472,526)	(1,366,300)	(5,436,976)
Annuity benefits	(57)	(1,148)	(5,546)	(23,232)	(3,252)	(5,340)	(15,624)	(22,696)
Contract maintenance charges (note 2)	(184)	(193)	(336)	(807)	(276)	(263)	(97)	(477)
Contingent deferred sales charges (note 2)	(4,724)	(10,040)	(2,459)	(6,474)	(7,385)	(18,204)	(2,052)	(5,154)
Adjustments to maintain reserves	12,989	(872)	(2,309)	(58)	5,412	(129)	(246)	10,042

Net equity transactions	3,782,725	(15,693,111)	(2,508,513)	(8,333,481)	1,061,675	(15,983,483)	(1,764,972)	(8,055,865)

Net change in contract owners’ equity	14,633,989	(36,605,037)	8,160,202	(31,774,242)	13,806,185	(38,566,139)	3,968,895	(19,445,040)
Contract owners’ equity beginning of period	8,466,091	45,071,128	10,733,960	42,508,202	22,451,017	61,017,156	11,072,002	30,517,042

Contract owners’ equity end of period	$23,100,080	8,466,091	18,894,162	10,733,960	36,257,202	22,451,017	15,040,897	11,072,002

CHANGES IN UNITS:
Beginning units	785,222	1,458,468	857,455	1,160,958	1,269,810	1,841,149	540,162	800,293
Units purchased	805,519	397,496	52,428	80,526	767,187	1,063,353	28,951	70,122
Units redeemed	(575,623)	(1,070,742)	(197,246)	(384,029)	(722,880)	(1,634,692)	(95,394)	(330,253)

Ending units	1,015,118	785,222	712,637	857,455	1,314,117	1,269,810	473,719	540,162

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRASP		WRBP		WRBDP		WRCEP
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,023,480)	(2,612,292)	503,588	(949,093)	2,998,262	(1,459,742)	(192,835)	(2,256,548)
Realized gain (loss) on investments	6,318,051	16,219,589	1,795,582	4,132,142	(1,248,237)	(1,078,327)	(6,021,980)	4,575,696
Change in unrealized gain (loss) on investments	22,928,585	(123,515,090)	3,538,066	(22,916,709)	4,745,812	1,094,768	32,181,263	(90,860,666)
Reinvested capital gains	23,828,981	20,330,014	337,991	54,179	-	-	-	5,051,921

Net increase (decrease) in contract owners’ equity resulting from operations	51,052,137	(89,577,779)	6,175,227	(19,679,481)	6,495,837	(1,443,301)	25,966,448	(83,489,597)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,438,696	5,377,135	879,789	1,060,989	1,772,278	1,914,602	2,178,634	2,556,815
Transfers between funds	20,329,943	5,322,185	(2,153,990)	(4,542,968)	4,532,194	9,419,584	(9,532,631)	(13,933,384)
Redemptions (note 3)	(34,928,884)	(37,513,143)	(9,442,029)	(13,178,441)	(20,906,230)	(20,020,161)	(19,565,660)	(26,779,210)
Annuity benefits	(31,105)	(29,755)	(11,565)	(13,424)	(33,039)	(34,272)	(12,283)	(16,425)
Contract maintenance charges (note 2)	(41)	-	-	-	-	-	-	(62)
Contingent deferred sales charges (note 2)	(110,423)	(200,721)	(37,837)	(55,474)	(60,083)	(95,223)	(54,925)	(136,604)
Adjustments to maintain reserves	(2,911)	9,690	(476)	5,820	1,953	4,056	(481)	31,734

Net equity transactions	(10,304,725)	(27,034,609)	(10,766,108)	(16,723,498)	(14,692,927)	(8,811,414)	(26,987,346)	(38,277,136)

Net change in contract owners’ equity	40,747,412	(116,612,388)	(4,590,881)	(36,402,979)	(8,197,090)	(10,254,715)	(1,020,898)	(121,766,733)
Contract owners’ equity beginning of period	228,191,907	344,804,295	62,236,246	98,639,225	118,942,653	129,197,368	137,771,365	259,538,098

Contract owners’ equity end of period	$268,939,319	228,191,907	57,645,365	62,236,246	110,745,563	118,942,653	136,750,467	137,771,365

CHANGES IN UNITS:
Beginning units	12,909,693	14,390,538	5,696,020	7,103,270	8,981,987	9,744,380	18,240,906	22,343,431
Units purchased	3,277,982	5,309,278	859,958	2,212,535	2,367,326	4,843,743	2,492,907	7,115,799
Units redeemed	(3,909,321)	(6,790,123)	(1,854,396)	(3,619,785)	(3,471,812)	(5,606,136)	(6,010,440)	(11,218,324)

Ending units	12,278,354	12,909,693	4,701,582	5,696,020	7,877,501	8,981,987	14,723,373	18,240,906

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRDIV		WRENG		WRGNR		WRGP
	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(46,425)	(431,421)	(113,104)	(139,321)	(462,391)	(40,617)	(1,192,342)	(2,865,797)
Realized gain (loss) on investments	(730,970)	1,521,989	(643,484)	422,792	(1,426,307)	2,341,583	(630,027)	8,136,002
Change in unrealized gain (loss) on investments	3,940,788	(16,387,185)	3,749,945	(7,561,825)	20,367,361	(47,372,142)	30,999,530	(105,511,623)
Reinvested capital gains	-	49,185	-	12,285	-	2,831,602	4,191,940	2,105,992
Net increase (decrease) in contract owners’ equity resulting from operations	3,163,393	(15,247,432)	2,993,357	(7,266,069)	18,478,663	(42,239,574)	33,369,101	(98,135,426)

Equity transactions:
Purchase payments received from contract owners (note 3)	291,505	999,252	155,862	626,786	917,351	1,399,957	2,312,587	2,791,705
Transfers between funds	(1,302,226)	937,874	1,212,947	4,670,150	7,323,248	1,038,331	(9,838,663)	(17,142,059)
Redemptions (note 3)	(3,158,433)	(5,352,886)	(1,181,686)	(1,292,656)	(4,631,342)	(5,942,907)	(21,678,093)	(28,097,664)
Annuity benefits	(3,398)	(4,137)	-	-	(1,849)	(2,875)	(11,694)	(14,017)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,771)	(32,063)	(3,322)	(5,433)	(13,262)	(31,610)	(80,138)	(157,182)
Adjustments to maintain reserves	(374)	(187)	(167)	(105)	(365)	(333)	(2,716)	16,409

Net equity transactions	(4,180,697)	(3,452,147)	183,634	3,998,742	3,593,781	(3,539,437)	(29,298,717)	(42,602,808)

Net change in contract owners’ equity	(1,017,304)	(18,699,579)	3,176,991	(3,267,327)	22,072,444	(45,779,011)	4,070,384	(140,738,234)
Contract owners’ equity beginning of period	24,437,327	43,136,906	7,688,769	10,956,096	24,916,168	70,695,179	151,875,121	292,613,355

Contract owners’ equity end of period	$23,420,023	24,437,327	10,865,760	7,688,769	46,988,612	24,916,168	155,945,505	151,875,121

CHANGES IN UNITS:
Beginning units	2,406,092	2,699,802	1,046,875	794,716	3,038,959	3,287,167	20,570,540	25,148,472
Units purchased	434,311	1,190,088	483,019	936,240	1,378,298	1,617,833	2,610,477	7,248,335
Units redeemed	(866,227)	(1,483,798)	(466,116)	(684,081)	(1,078,751)	(1,866,041)	(6,409,913)	(11,826,267)

Ending units	1,974,176	2,406,092	1,063,778	1,046,875	3,338,506	3,038,959	16,771,104	20,570,540

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRHIP		WRIP		WRI2P		WRMIC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$5,732,309	(472,701)	140,299	(725,665)	400,363	(249,106)	(39,050)	(59,902)
Realized gain (loss) on investments	(269,739)	(1,115,548)	2,237,652	4,363,468	(2,488,334)	(966,393)	(348,170)	2,652
Change in unrealized gain (loss) on investments	21,265,608	(16,350,585)	7,178,898	(40,979,851)	6,156,159	(14,803,484)	1,492,389	(2,860,331)
Reinvested capital gains	-	-	-	1,289,104	980,727	489,117	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,728,178	(17,938,834)	9,556,849	(36,052,944)	5,048,915	(15,529,866)	1,105,169	(2,917,581)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,463,640	1,115,645	682,556	1,077,574	170,974	447,529	55,186	110,934
Transfers between funds	11,505,322	(1,287,783)	2,497,212	(3,583,813)	858,938	(3,982,632)	516,981	(343,848)
Redemptions (note 3)	(11,473,380)	(8,958,736)	(7,419,037)	(8,097,305)	(2,821,104)	(3,474,581)	(425,994)	(459,542)
Annuity benefits	(22,216)	(15,832)	(2,623)	(4,281)	(8,731)	(7,934)	(2,255)	(4,208)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(39,497)	(43,739)	(29,688)	(50,282)	(8,868)	(23,063)	(1,373)	(4,993)
Adjustments to maintain reserves	(375)	6,333	(211)	8,917	(1,232)	5,892	452	52

Net equity transactions	1,433,494	(9,184,112)	(4,271,791)	(10,649,190)	(1,810,023)	(7,034,789)	142,997	(701,605)

Net change in contract owners’ equity	28,161,672	(27,122,946)	5,285,058	(46,702,134)	3,238,892	(22,564,655)	1,248,166	(3,619,186)
Contract owners’ equity beginning of period	56,932,952	84,055,898	43,289,824	89,991,958	17,485,819	40,050,474	2,803,030	6,422,216

Contract owners’ equity end of period	$85,094,624	56,932,952	48,574,882	43,289,824	20,724,711	17,485,819	4,051,196	2,803,030

CHANGES IN UNITS:
Beginning units	4,801,530	5,514,524	5,243,842	6,280,053	1,645,885	2,118,596	350,971	416,786
Units purchased	1,833,792	1,861,801	1,484,094	2,265,176	491,395	689,829	149,951	165,270
Units redeemed	(1,686,476)	(2,574,795)	(2,049,307)	(3,301,387)	(682,708)	(1,162,540)	(139,015)	(231,085)

Ending units	4,948,846	4,801,530	4,678,629	5,243,842	1,454,572	1,645,885	361,907	350,971

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRMCG		WRMMP		WRMSP		WRRESP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(135,137)	(170,082)	(72,780)	429,651	254,330	(31,041)	162,567	(126,154)
Realized gain (loss) on investments	(701,518)	10,049	-	-	(293,975)	(206,578)	(2,178,321)	(544,934)
Change in unrealized gain (loss) on investments	4,902,103	(5,895,996)	-	-	436,785	(756,628)	3,576,435	(6,294,814)
Reinvested capital gains	-	175,165	-	-	-	-	-	248,914

Net increase (decrease) in contract owners’ equity resulting from operations	4,065,448	(5,880,864)	(72,780)	429,651	397,140	(994,247)	1,560,681	(6,716,988)

Equity transactions:
Purchase payments received from contract owners (note 3)	187,968	255,665	8,085,623	2,886,776	42,058	117,722	222,841	333,916
Transfers between funds	3,122,657	(317,196)	(4,466,459)	50,433,521	(326,766)	(863,584)	(549,747)	(970,870)
Redemptions (note 3)	(2,112,030)	(1,424,429)	(32,908,264)	(26,581,291)	(975,124)	(1,152,576)	(1,318,565)	(1,828,968)
Annuity benefits	-	-	(23,926)	(17,576)	(1,264)	(2,064)	(2,457)	(4,709)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,504)	(6,539)	(77,908)	(112,361)	(1,913)	(3,904)	(4,507)	(14,856)
Adjustments to maintain reserves	(215)	(10,828)	5,277	17,215	(115)	(170)	(2,679)	898

Net equity transactions	1,193,876	(1,503,327)	(29,385,657)	26,626,284	(1,263,124)	(1,904,576)	(1,655,114)	(2,484,589)

Net change in contract owners’ equity	5,259,324	(7,384,191)	(29,458,437)	27,055,935	(865,984)	(2,898,823)	(94,433)	(9,201,577)
Contract owners’ equity beginning of period	9,436,571	16,820,762	67,549,140	40,493,205	6,466,888	9,365,711	9,888,882	19,090,459

Contract owners’ equity end of period	$14,695,895	9,436,571	38,090,703	67,549,140	5,600,904	6,466,888	9,794,449	9,888,882

CHANGES IN UNITS:
Beginning units	1,106,727	1,245,741	6,113,637	3,735,294	672,056	855,365	1,068,301	1,285,756
Units purchased	581,646	584,332	3,830,840	7,984,467	149,146	358,254	285,094	652,473
Units redeemed	(499,996)	(723,346)	(6,515,946)	(5,606,124)	(277,357)	(541,563)	(483,708)	(869,928)

Ending units	1,188,377	1,106,727	3,428,531	6,113,637	543,845	672,056	869,687	1,068,301

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRSTP		WRSCP		WRSCV		WRVP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(969,244)	(1,384,958)	(496,451)	(1,215,642)	(92,700)	(104,126)	497,684	(985,737)
Realized gain (loss) on investments	2,351,564	4,022,139	448,289	4,676,896	(1,055,510)	(850,922)	(1,567,132)	2,928,195
Change in unrealized gain (loss) on investments	21,764,143	(49,372,796)	18,757,875	(52,623,308)	3,050,968	(2,292,457)	14,055,829	(39,058,141)
Reinvested capital gains	5,252,733	2,785,882	-	1,320,347	-	184,322	-	629,272

Net increase (decrease) in contract owners’ equity resulting from operations	28,399,196	(43,949,733)	18,709,713	(47,841,707)	1,902,758	(3,063,183)	12,986,381	(36,486,411)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,593,516	1,877,522	995,246	1,429,849	117,861	185,251	802,610	966,918
Transfers between funds	(1,263,433)	(7,536,349)	(999,587)	(9,253,838)	(53,765)	(197,854)	(3,476,195)	(7,865,460)
Redemptions (note 3)	(11,687,782)	(12,459,810)	(9,598,632)	(10,918,980)	(1,110,086)	(1,166,148)	(9,027,570)	(10,450,066)
Annuity benefits	(5,987)	(7,261)	(6,810)	(11,108)	(8,355)	(6,760)	(10,803)	(15,132)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(53,089)	(79,605)	(32,754)	(75,836)	(2,647)	(6,828)	(40,025)	(77,358)
Adjustments to maintain reserves	(2,091)	1,151	(1,957)	10,927	(400)	(4)	(231)	345

Net equity transactions	(11,418,866)	(18,204,352)	(9,644,494)	(18,818,986)	(1,057,392)	(1,192,343)	(11,752,214)	(17,440,753)

Net change in contract owners’ equity	16,980,330	(62,154,085)	9,065,219	(66,660,693)	845,366	(4,255,526)	1,234,167	(53,927,164)
Contract owners’ equity beginning of period	74,961,222	137,115,307	63,743,886	130,404,579	7,788,684	12,044,210	62,136,923	116,064,087

Contract owners’ equity end of period	$91,941,552	74,961,222	72,809,105	63,743,886	8,634,050	7,788,684	63,371,090	62,136,923

CHANGES IN UNITS:
Beginning units	8,066,843	9,699,144	7,141,914	8,843,950	824,726	921,499	6,491,989	7,960,591
Units purchased	1,387,537	2,699,063	1,272,955	2,689,893	232,432	404,552	1,088,787	1,822,179
Units redeemed	(2,516,948)	(4,331,364)	(2,311,055)	(4,391,929)	(337,364)	(501,325)	(2,305,094)	(3,290,781)

Ending units	6,937,432	8,066,843	6,103,814	7,141,914	719,794	824,726	5,275,682	6,491,989

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SVOF		WFVSCG		WIEP		WVCP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(510,896)	729,968	(16,563)	-	(18,170)	34,440	16,037	12,041
Realized gain (loss) on investments	(34,456,674)	5,327,091	97,997	-	441,743	393,153	(38,972)	80,869
Change in unrealized gain (loss) on investments	53,085,484	(82,256,265)	400,780	-	(67,524)	(2,977,267)	279,387	(1,098,985)
Reinvested capital gains	-	25,001,571	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,117,914	(51,197,635)	482,214	-	356,049	(2,549,674)	256,452	(1,006,075)

Equity transactions:
Purchase payments received from contract owners (note 3)	974,102	2,303,077	19,239	-	4,142	9,970	4,829	12,444
Transfers between funds	(78,669,406)	(10,099,924)	4,323,989	-	(3,398,263)	(181,321)	(1,129,504)	(120,617)
Redemptions (note 3)	(7,814,619)	(22,234,173)	(135,734)	-	(249,254)	(852,767)	(94,757)	(435,050)
Annuity benefits	(8,222)	(16,321)	-	-	-	(1,647)	-	-
Contract maintenance charges (note 2)	(999)	(2,289)	(5)	-	(13)	(44)	(4)	(37)
Contingent deferred sales charges (note 2)	(22,517)	(81,989)	(555)	-	(36)	(93)	(167)	(88)
Adjustments to maintain reserves	9,140	29,732	(56)	-	(45)	(284)	(83)	(217)

Net equity transactions	(85,532,521)	(30,101,887)	4,206,878	-	(3,643,469)	(1,026,186)	(1,219,686)	(543,565)

Net change in contract owners’ equity	(67,414,607)	(81,299,522)	4,689,092	-	(3,287,420)	(3,575,860)	(963,234)	(1,549,640)
Contract owners’ equity beginning of period	67,739,222	149,038,744	-	-	3,287,420	6,863,280	963,234	2,512,874

Contract owners’ equity end of period	$324,615	67,739,222	4,689,092	-	-	3,287,420	-	963,234

CHANGES IN UNITS:
Beginning units	8,437,109	10,766,464	-	-	351,739	429,076	137,487	189,766
Units purchased	701,258	1,657,625	441,589	-	413	1,727	-	489
Units redeemed	(9,111,563)	(3,986,980)	(83,078)	-	(352,152)	(79,064)	(137,487)	(52,768)

Ending units	26,804	8,437,109	358,511	-	-	351,739	-	137,487

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	BF		SGRF		JPMCVP		WGIP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$214,444	1,243,604	(86,529)	(545,889)	209,246	(6,076)	249,648	122,868
Realized gain (loss) on investments	(18,309,048)	(272,805)	(11,029,249)	5,330,616	(6,435,488)	(492,149)	(2,901,776)	(219,773)
Change in unrealized gain (loss) on investments	16,886,732	(33,551,999)	12,134,483	(31,856,522)	5,690,300	(8,443,606)	3,465,093	(3,569,481)
Reinvested capital gains	-	8,777,720	-	-	22,194	1,484,506	-	617,366

Net increase (decrease) in contract owners’ equity resulting from operations	(1,207,872)	(23,803,480)	1,018,705	(27,071,795)	(513,748)	(7,457,325)	812,965	(3,049,020)

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,044,937)	1,341,069	(480,241)	1,485,766	12,983	9,693	86,441	86,986
Transfers between funds	(50,702,988)	(5,369,688)	(24,722,407)	(9,106,224)	(10,794,242)	(5,683,501)	(5,010,364)	(469,686)
Redemptions (note 3)	(4,235,054)	(18,852,943)	(1,228,501)	(10,214,632)	(390,600)	(3,978,350)	(532,364)	(1,221,330)
Annuity benefits	(12,253)	(22,951)	(4,372)	(24,961)	(569)	(3,627)	-	-
Contract maintenance charges (note 2)	(549)	(2,079)	(715)	(2,936)	(239)	(498)	(68)	(171)
Contingent deferred sales charges (note 2)	(8,381)	(44,856)	(9,301)	(31,791)	(2,643)	(5,192)	(126)	(1,361)
Adjustments to maintain reserves	(299,719)	6	(177,418)	2,772	(1,819)	(366)	(405)	(57)

Net equity transactions	(56,303,881)	(22,951,442)	(26,622,955)	(17,892,006)	(11,177,129)	(9,661,841)	(5,456,886)	(1,605,619)

Net change in contract owners’ equity	(57,511,753)	(46,754,922)	(25,604,250)	(44,963,801)	(11,690,877)	(17,119,166)	(4,643,921)	(4,654,639)
Contract owners’ equity beginning of period	57,511,753	104,266,675	25,604,250	70,568,051	11,690,877	28,810,043	4,643,921	9,298,560

Contract owners’ equity end of period	$-	57,511,753	-	25,604,250	-	11,690,877	-	4,643,921

CHANGES IN UNITS:
Beginning units	6,114,999	8,194,862	3,026,086	4,466,109	1,228,220	2,001,101	424,452	537,328
Units purchased	261,055	1,401,274	119,094	1,033,578	20,013	110,617	25,129	22,416
Units redeemed	(6,376,054)	(3,481,137)	(3,145,180)	(2,473,601)	(1,248,233)	(883,498)	(449,581)	(135,292)

Ending units	-	6,114,999	-	3,026,086	-	1,228,220	-	424,452

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

BBLCG

	2009	2008

Investment activity:
Net investment income (loss)	$-	-
Realized gain (loss) on investments	-	-
Change in unrealized gain (loss) on investments	-	-
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(181)	-
Transfers between funds	181	-
Redemptions (note 3)	-	-
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	-

Net equity transactions	-	-

Net change in contract owners’ equity	-	-
Contract owners’ equity beginning of period	-	-

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	-
Units purchased	1,500	-
Units redeemed	(1,500)	-

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On August 20, 2001, the Company transferred to the Account, 50,000 shares of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 shares of the First Horizon Capital Appreciation Portfolio, for which the Account was credited 50,000 units of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 units of the First Horizon Capital Appreciation Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BB&T FUNDS

Capital Manager Equity VIF (BBCMAG)

Large Cap VIF (BBGI)

Mid Cap Growth VIF (BBCA)

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

International Magnum Portfolio- Class I (MSVIM)*

Mid Cap Growth Portfolio- class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)*

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT Global Utilities Fund - Class I (GVGU1)

Gartmore NVIT Global Utilities Fund - Class III (GVGU)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)

NVIT Global Financial Services Fund - Class I (GVGF1)

NVIT Global Financial Services Fund - Class III (GVGFS)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT Growth Fund - Class I (CAF)

NVIT Health Sciences Fund - Class I (GVGH1)

NVIT Health Sciences Fund - Class III (GVGHS)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Leaders Fund - Class I (GVUS1)*

NVIT Leaders Fund - Class III (GVUSL)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Technology & Communications Fund - Class I (GGTC)

NVIT Technology & Communications Fund - Class III (GGTC3)

NVIT U.S. Growth Leaders Fund - Class I (GVUG1)

NVIT U.S. Growth Leaders Fund - Class III (GVUGL)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Balanced Fund - Series I (AVB)

V.I. Basic Value Fund - Series II (AVBV2)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series II (AVCD2)

V.I. Core Equity Fund - Series I (AVGI)

V.I. Core Equity Fund - Series II (AVCE2)

V.I. Global Health Care Fund - Series I (IVHS)

V.I. Global Real Estate Fund - Series I (IVRE)

V.I. International Growth Fund - Series I (AVIE)*

V.I. Large Cap Growth Fund - Series I (AVLCG)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio: Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

Portfolios of the American Century Variable Portfolios, Inc.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

Portfolios of the Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Developing Leaders Portfolio - Initial Shares (DSC)

Developing Leaders Portfolio - Service Shares (DVDLS)*

International Value Portfolio - Initial Shares (DVIV)

Portfolios of the Evergreen Variable Annuity Funds

VA Diversified Capital Builder Fund - Class 1 (EVFF)*

VA Diversified Income Builder Fund - Class 1 (EVSI)*

VA Fundamental Large Cap Fund - Class 1 (EVGI)*

VA International Equity Fund - Class 1 (EVIG)*

VA Omega Fund - Class 1 (EVOM)*

VA Special Values Fund - Class 1 (EVSC)*

Portfolios of the Federated Insurance Series

Capital Appreciation Fund II - Service Shares (FCA2S)

Clover Value Fund II - Service Shares (FALFS)

High Income Bond Fund II - Service Shares (FHIBS)

Market Opportunity Fund II - Service Shares (FVMOS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

Contrafund Portfolio - Service Class 2 (FC2)

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - High Income Portfolio - Service Class R (FHISR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Portfolios of the Neuberger Berman Advisers Management Trust

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio- I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA - Service Class (OVCAFS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Class 4 (OVHI4)*

High Income Fund/VA - Non-Service Shares (OVHI)

High Income Fund/VA - Service Class (OVHIS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)

MidCap Fund/VA - Non-Service Shares (OVAG)

Strategic Bond Fund/VA - Service Class (OVSBS)

Portfolios of the PIMCO Variable Insurance Trust

Real Return Portfolio - Administrative Class (PMVRRA)

Series D (Global Series) (SBLD)

Series J (Mid Cap Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Series X (Small Cap Growth Series) (SBLX)

Series Y (Select 25 Series) (SBLY)

Total Return Portfolio - Administrative Class (PMVTRA)

Portfolios of the Putnam Variable Trust

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Putnam VT International Equity Fund - IB Shares (PVTIGB)*

Putnam VT Voyager Fund - IB Shares (PVTVB)*

Portfolios of the Van Kampen Life Investment Trust

Capital Growth Portfolio - Class II (ACEG2)

Comstock Portfolio - Class II (ACC2)

Portfolios of the Victory Variable Insurance Funds

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

Z CLOSED FUNDS

International Equity Flex I Portfolio (obsolete) (WIEP)*

International Equity Flex II Portfolio (obsolete) (WVCP)*

J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)*

NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)*

U.S. Equity Flex II Portfolio (obsolete) (WGIP)*

Variable Insurance Funds - Large Cap Growth VIF (obsolete) (BBLCG)*

Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)*

*	At December 31, 2009, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15% (5)	0.15% (5)	-	-
One-Year Step Up	0.05% (6)	0.10% (6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20% (5)	0.20% (5)	-	0.15%
5% Enhanced	0.10% (7)	0.15% (7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45% (9)	-	0.45% (9)
Option 2	0.30%(8)	0.30% (9)	-	0.30% (9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges (10):	3.95%	2.80%	1.70%	3.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Greater of One-Year or 5% Enhanced	0.15% (5)	-	-	-
5% Enhanced	0.05% (7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45% (9)	-	-	-
Option 2	0.30% (9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments.

Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%
(1)	Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.
(2)	Includes Waddill & Reed Advisors select Reserve product.
(3)	Includes NEA Select product.
(4)	Includes Key Bank and Paine Weber products.
(5)	Available beginning January 2, 2001 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option
(8)	No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could have elected one GMIB option.
(10)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2009.

	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	JPMMV1

0.95%	$25,302,310	$1,302	$4,364	$3,544	$10,386	$366	$5,524	$25,336
1%	7,509,956	-	-	-	3,463	119	2,365	8,606
1.05%	1,413,969	-	5	14	159	61	1,209	1,515
1.1%	12,755,405	997	3,980	2,013	4,636	22	286	9,347
1.15%	6,163,636	418	2,127	454	6,849	-	84	2,968
1.2%	11,436,638	31	99	65	14,618	53	2,351	16,059
1.25%	2,482,291	67	185	104	1,715	-	271	2,373
1.3%	2,054,311	167	1,436	679	598	-	600	2,577
1.35%	2,769,403	107	698	569	899	-	28	2,781
1.4%	4,229,584	193	3,583	2,162	2,551	-	58	3,153
1.45%	744,741	779	860	589	279	-	5	201
1.5%	1,529,628	56	96	56	689	-	-	675
1.55%	1,410,775	27	2,085	-	1,751	-	73	417
1.6%	1,891,945	1,866	1,790	2,191	155	-	-	1,850
1.65%	1,637,419	1,519	57	27	694	-	-	731
1.7%	171,615	2,662	-	-	198	-	2	145
1.75%	794,262	-	-	-	12	-	-	185
1.8%	584,612	-	-	-	201	-	-	837
1.85%	191,750	-	-	-	385	-	1	185
1.9%	132,333	-	-	-	43	-	-	82
1.95%	637,983	-	-	-	1,178	-	-	-
2%	96,010	-	-	-	11	-	-	-
2.05%	418,524	-	-	-	-	-	-	395
2.1%	415,452	-	-	-	71	-	-	-
2.15%	53,731	-	-	-	-	-	-	-
2.2%	390,947	-	-	-	18	-	-	643
2.25%	472,356	-	-	-	-	-	-	-
2.3%	92	-	-	-	-	-	-	-
2.35%	19,559	-	-	-	-	-	-	-
2.4%	905	-	-	-	-	-	-	-
2.45%	42,535	-	-	-	-	-	-	-
2.5%	51,543	-	-	-	-	-	-	-
2.6%	83,806	-	-	-	-	-	-	-

Totals	$87,890,026	$10,191	$21,365	$12,467	$51,559	$621	$12,857	$81,061

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 9 NOTES TO FINANCIAL STATEMENTS

	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2	JAIGS	MIGSC

0.95%	$-	$401,796	$37,429	$59,978	$3,692	$271,999	$220,302	$-
1%	-	194,059	12,898	39,346	1,092	90,902	139,249	-
1.05%	-	22,501	1,080	4,922	6	13,947	16,768	-
1.1%	-	144,940	17,002	12,724	866	127,389	77,569	-
1.15%	-	56,203	6,768	5,907	557	50,602	35,708	-
1.2%	-	240,944	27,162	30,079	1,131	199,917	145,172	-
1.25%	1,294	39,461	7,085	4,947	332	37,733	17,463	2,054
1.3%	-	60,500	2,396	6,204	13	18,259	23,112	-
1.35%	-	45,409	5,919	3,144	41	42,963	12,370	-
1.4%	-	50,743	4,257	2,314	338	44,596	16,865	-
1.45%	-	7,075	241	1,320	128	7,040	3,955	-
1.5%	-	24,162	787	2,086	29	8,878	10,513	-
1.55%	-	12,640	954	564	15	6,287	3,324	-
1.6%	-	18,568	1,051	988	746	17,118	2,304	-
1.65%	-	24,257	3,106	986	168	19,463	5,077	-
1.7%	-	3,695	62	187	-	2,236	558	-
1.75%	-	4,677	1,204	35	7	7,872	533	-
1.8%	-	8,087	1,107	434	89	2,375	3,435	-
1.85%	-	3,128	505	5	-	3,716	17	-
1.9%	-	856	89	7	520	608	8	-
1.95%	-	7,020	2	-	154	3,026	-	-
2%	-	387	-	3	-	302	11	-
2.05%	-	2,884	467	296	-	2,231	-	-
2.1%	-	334	25	-	-	183	-	-
2.15%	-	-	-	-	-	83	-	-
2.2%	-	1,227	43	67	-	1,151	1,772	-
2.25%	-	3,268	-	-	23	100	-	48
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	136	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$1,294	$1,378,821	$131,639	$176,543	$10,083	$980,976	$736,085	$2,102

	MMCGSC	MNDSC	MVFSC	MSVFI	MSVF2	MSEM	MSVMG	MSVRE

0.95%	$-	$-	$114,523	$25,471	$-	$46,545	$16,293	$196,468
1%	-	-	27,621	4,027	-	14,956	7,631	46,531
1.05%	-	-	3,441	591	-	2,603	1,164	6,092
1.1%	-	-	35,245	5,454	-	15,387	6,882	67,683
1.15%	-	-	16,691	3,814	-	8,133	3,296	33,223
1.2%	-	-	57,611	8,598	-	24,191	20,539	76,778
1.25%	-	-	9,666	3,784	650	3,686	1,896	13,988
1.3%	-	-	8,067	2,594	-	2,295	2,000	9,172
1.35%	-	-	8,327	1,459	-	6,664	5,322	19,402
1.4%	-	-	11,568	2,189	-	4,849	1,603	20,876
1.45%	-	-	4,785	62	-	2,351	264	4,611
1.5%	3,959	1,671	10,378	182	1,141	546	1,899	9,832
1.55%	-	-	3,886	233	-	2,022	523	5,305
1.6%	1,567	501	9,856	584	468	9,063	865	25,001
1.65%	5,112	2,317	13,366	1,232	1,785	2,769	3,722	11,040
1.7%	-	-	1,116	1	-	86	4	725
1.75%	2,044	569	4,598	5,380	762	3,658	2,797	8,507
1.8%	909	482	643	359	48	349	848	4,615
1.85%	-	-	4,141	270	-	97	11	1,526
1.9%	1,135	614	1,954	-	594	8	4	907
1.95%	3,253	3,339	12,028	-	6,712	-	79	3,781
2%	-	-	2,236	-	-	365	5	1,340
2.05%	2,851	2,677	5,669	-	320	781	1,068	3,525
2.1%	2,650	2,359	4,507	-	28	31	-	3,588
2.15%	54	88	1,705	-	-	4	-	45
2.2%	1,317	1,785	7,540	-	240	-	656	2,878
2.25%	-	-	2,654	-	2,730	-	-	59
2.3%	-	-	-	-	-	-	-	-
2.35%	-	126	-	-	-	-	-	406
2.4%	-	-	-	-	-	-	-	6
2.45%	72	499	885	-	-	-	-	172
2.5%	584	503	1,191	-	204	-	-	51
2.6%	537	98	239	-	864	-	-	437

	$26,044	$17,628	$386,137	$66,284	$16,546	$151,439	$79,371	$578,570

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

0.95%	$802	$425	$99,938	$91,523	$74,287	$102,325	$25,196	$133,221
1%	253	11	34,155	27,402	16,114	22,228	10,645	45,448
1.05%	17	-	6,509	9,764	4,253	7,535	1,745	12,252
1.1%	365	248	28,895	26,363	27,452	28,641	9,954	42,834
1.15%	127	-	23,949	18,822	15,444	20,138	5,132	31,336
1.2%	2,188	329	60,311	101,091	45,733	60,922	19,004	49,050
1.25%	32	-	23,672	8,091	10,958	12,821	5,150	8,661
1.3%	-	128	25,579	11,848	26,081	13,346	2,528	13,684
1.35%	2	5	9,821	20,176	8,755	18,166	7,227	12,795
1.4%	14	23	30,865	29,939	20,729	14,402	6,088	14,842
1.45%	51	-	1,452	1,592	165	297	45	1,262
1.5%	-	-	2,199	2,452	573	2,999	730	6,687
1.55%	4	-	2,828	2,227	2,685	2,060	1,677	5,474
1.6%	7	77	7,157	3,212	3,834	3,389	600	7,998
1.65%	-	-	6,694	6,781	2,853	4,473	3,092	6,891
1.7%	-	-	154	325	18	307	-	986
1.75%	-	-	2,173	748	1,226	2,356	104	7,687
1.8%	-	-	1,658	1,306	853	1,592	22	6,252
1.85%	-	-	675	568	638	377	-	536
1.9%	-	-	63	93	83	76	118	18
1.95%	-	-	1,190	674	66	590	1,475	294
2%	-	-	44	22	-	-	22	19
2.05%	-	-	3,749	23	153	-	146	75
2.1%	-	-	-	-	-	35	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	345	41	-	9	-	212
2.25%	-	14	31,356	9,105	-	9,911	7,729	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$3,862	$1,260	$405,431	$374,188	$262,953	$328,995	$108,429	$408,514

	HIBF3	GEM	GEM3	GEM6	GVGU1	GVGU	GIG	GIG3

0.95%	$120,184	$5,917	$181,594	$-	$-	$34,935	$2,557	$78,151
1%	36,656	2,420	48,009	-	-	15,353	166	32,608
1.05%	4,583	142	5,845	-	-	1,069	140	5,851
1.1%	44,168	4,910	62,654	-	-	10,623	3,387	23,851
1.15%	20,101	2,171	34,158	-	-	7,469	1,594	12,855
1.2%	268,646	1,469	92,970	-	-	20,011	471	49,207
1.25%	21,763	1,484	16,244	-	270	2,440	258	7,216
1.3%	17,415	156	11,803	-	-	2,595	114	8,364
1.35%	13,753	96	23,267	-	-	2,634	398	10,482
1.4%	16,594	585	20,474	-	-	4,648	357	8,633
1.45%	1,347	85	3,118	-	-	797	22	4,182
1.5%	2,392	392	5,035	3,985	-	1,270	190	4,042
1.55%	2,244	15	5,198	-	-	5,821	116	4,952
1.6%	6,250	77	9,909	951	-	5,618	-	6,987
1.65%	2,145	354	3,740	810	-	706	99	1,290
1.7%	853	18	1,595	-	-	555	-	1,460
1.75%	1,081	-	11,604	544	-	1,050	-	1,966
1.8%	1,140	76	2,669	11	-	1,116	168	1,102
1.85%	639	-	6,001	-	-	662	141	4,962
1.9%	40	-	326	576	-	9	-	-
1.95%	1	-	5,675	2,645	-	1,177	-	7,027
2%	12	-	1,250	-	-	118	-	68
2.05%	553	478	1,220	1,028	-	6	-	562
2.1%	-	-	502	1,083	-	94	-	485
2.15%	-	-	-	211	-	4	-	1
2.2%	26	-	1,054	3,359	-	443	-	1,041
2.25%	-	-	8	-	-	4	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	99	-	-	-	-
2.5%	-	-	-	845	-	-	-	-
2.6%	-	-	-	84	-	-	-	-

	$582,586	$20,845	$555,922	$16,231	$270	$121,227	$10,178	$277,345

	NVIE6	GEF	GEF3	NVNMO1	NVNSR1	NVNSR2	NVCRA2	NVCRB2

0.95%	$-	$29,421	$18,749	$138,551	$17,176	$-	$10,184	$6,754
1%	-	13,433	6,487	59,094	5,945	-	1,138	4,173
1.05%	-	3,459	1,376	14,789	626	-	14	1,186
1.1%	-	6,886	9,638	57,111	9,830	-	1,261	6,263
1.15%	-	1,331	3,609	23,604	4,913	-	2,100	4,628
1.2%	-	10,881	10,574	58,004	4,363	-	4,662	14,281
1.25%	490	3,135	1,858	10,314	3,580	-	966	2,418
1.3%	-	3,717	3,330	13,000	825	-	15	1,041
1.35%	-	882	2,441	17,007	1,550	-	76	3,861
1.4%	-	1,521	3,253	12,530	2,315	-	-	2,526
1.45%	-	137	330	2,601	152	-	-	-
1.5%	-	716	41	2,912	127	-	-	-
1.55%	-	199	543	3,530	600	-	-	50
1.6%	-	801	1,270	3,773	659	-	-	134
1.65%	-	641	465	4,630	343	-	478	2,095
1.7%	-	62	329	464	77	-	-	-
1.75%	-	103	541	1,061	237	-	-	543
1.8%	-	816	309	1,884	-	-	-	-
1.85%	-	17	154	478	-	-	-	-
1.9%	-	-	-	157	-	-	-	-
1.95%	-	-	57	1	-	-	-	-
2%	-	-	-	8	-	-	-	-
2.05%	-	292	219	650	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	60	43	202	-	12	-	-
2.25%	-	-	-	154	297	-	-	2,165
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$490	$78,510	$65,616	$426,509	$53,615	$12	$20,894	$52,118

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2

0.95%	$5,135	$15,240	$22,150	$8,206	$16,145	$12,888	$-	$6,809
1%	2,978	1,451	11,833	3,942	4,058	4,545	-	1,143
1.05%	5	156	315	-	955	2,967	-	-
1.1%	19,743	4,542	11,415	2,988	2,725	7,000	-	2,026
1.15%	1,739	1,626	6,180	433	2,982	3,177	-	1,845
1.2%	4,828	17,496	22,894	10,635	10,809	3,486	-	3,453
1.25%	2,568	2,838	4,961	3,532	4,203	1,897	-	447
1.3%	7,179	1,252	7,002	2,963	4,205	1,553	-	2,942
1.35%	6,505	2,799	12,411	2,091	2,703	2,440	-	89
1.4%	552	853	2,811	-	1,877	6,293	-	605
1.45%	261	-	284	-	-	487	-	-
1.5%	739	456	1,309	-	65	272	1,017	37
1.55%	562	1,194	515	66	-	1,298	-	-
1.6%	-	1,898	1,012	430	63	1,125	584	220
1.65%	-	394	889	-	118	438	319	55
1.7%	-	-	-	-	-	62	-	86
1.75%	-	-	-	-	55	289	-	-
1.8%	82	-	816	-	-	-	-	-
1.85%	-	-	-	-	568	1	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	1,376	21
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	2,881	80
2.1%	-	-	-	-	-	-	142	-
2.15%	-	-	-	-	-	-	202	-
2.2%	-	-	-	-	-	-	694	87
2.25%	619	401	13,647	5,889	310	2,245	-	385
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	459	-
2.6%	-	-	-	-	-	-	-	-

	$53,495	$52,596	$120,444	$41,175	$51,841	$52,463	$7,674	$20,330

	TRF	TRF2	GVGF1	GVGFS	GBF	GBF2	CAF	GVGH1

0.95%	$518,478	$-	$-	$12,755	$1,303,455	$-	$116,348	$-
1%	267,512	-	-	2,902	435,686	-	57,371	-
1.05%	41,484	-	-	1,002	92,148	-	15,745	-
1.1%	128,806	-	-	6,202	483,602	-	26,060	-
1.15%	39,684	-	-	3,244	244,054	-	11,274	-
1.2%	109,209	-	-	7,992	558,044	-	22,653	-
1.25%	26,202	-	44	690	96,844	-	5,694	774
1.3%	16,036	-	-	1,078	119,232	-	10,012	-
1.35%	20,656	-	-	885	121,499	-	4,421	-
1.4%	27,043	-	-	3,292	177,850	-	5,936	-
1.45%	5,042	-	-	287	18,105	-	728	-
1.5%	9,635	1,902	-	248	39,396	46,668	2,357	-
1.55%	7,831	-	-	992	49,095	-	1,398	-
1.6%	11,109	1,116	-	5,154	67,428	11,316	936	-
1.65%	7,704	2,002	-	552	41,078	22,642	804	-
1.7%	2,115	-	-	98	17,239	-	382	-
1.75%	3,620	1,619	-	313	28,570	12,468	697	-
1.8%	1,475	568	-	755	20,510	7,014	292	-
1.85%	952	-	-	34	7,343	-	-	-
1.9%	272	514	-	38	428	4,701	-	-
1.95%	270	1,673	-	14	9,675	35,629	-	-
2%	45	-	-	16	3,781	539	45	-
2.05%	187	1,167	-	182	4,569	18,107	25	-
2.1%	334	384	-	-	794	26,956	-	-
2.15%	123	-	-	6	407	228	-	-
2.2%	234	744	-	-	1,480	18,648	-	-
2.25%	9,171	-	-	-	21,775	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	305	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	342	-	-	-	3,715	-	-
2.5%	-	688	-	-	-	1,680	-	-
2.6%	-	70	-	-	-	3,930	-	-

	$1,255,229	$12,789	$44	$48,731	$3,964,087	$214,546	$283,178	$774

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	GVGHS	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA

0.95%	$38,591	$13,837	$131,251	$473	$1,374	$209,412	$833,023	$332,456
1%	13,208	1,118	18,306	1,055	87	27,701	201,463	70,058
1.05%	1,748	276	12,881	-	-	5,718	47,259	10,623
1.1%	21,497	1,773	71,440	655	322	105,420	460,792	246,456
1.15%	12,639	1,735	40,121	858	1,225	75,114	309,525	168,227
1.2%	19,840	4,047	76,953	143	3	114,962	361,911	173,464
1.25%	2,685	1,465	49,971	-	-	25,835	197,671	97,449
1.3%	2,352	32	8,143	-	-	16,910	66,641	30,822
1.35%	8,287	409	25,750	2	-	42,188	101,397	53,011
1.4%	6,625	41	28,224	112	-	42,118	250,478	185,921
1.45%	1,644	3	5,625	-	-	5,272	23,719	12,377
1.5%	3,487	40	13,315	58	-	40,417	93,829	65,046
1.55%	1,268	-	9,829	1,060	-	25,109	67,323	86,352
1.6%	4,972	12	22,134	66	-	24,467	185,909	62,389
1.65%	4,166	35	15,371	-	-	20,756	109,002	59,472
1.7%	183	11	1,766	-	-	3,995	7,848	3,167
1.75%	2,955	79	7,587	-	-	13,499	112,107	39,116
1.8%	1,180	-	6,529	-	-	2,886	53,760	20,804
1.85%	518	47	2,453	-	-	2,630	19,520	8,260
1.9%	378	-	1,292	-	-	462	7,067	2,182
1.95%	3,631	-	18,670	-	-	15,694	39,759	29,777
2%	246	-	101	-	-	66	3,555	1,761
2.05%	1,680	-	12,044	-	-	8,052	18,433	13,003
2.1%	1,049	-	2,838	-	-	10,522	47,631	32,597
2.15%	139	-	843	-	-	2,353	8,656	5,564
2.2%	1,690	25	8,422	-	-	5,802	46,710	38,844
2.25%	-	-	2,226	196	235	8,732	72,575	54,860
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	269	6,052	1,477
2.4%	-	-	-	-	-	-	-	870
2.45%	127	-	1,057	-	-	-	1,572	1,832
2.5%	-	-	-	-	-	2,896	2,973	2,685
2.6%	1,815	-	11,249	-	-	2,038	4,420	6,482

	$158,600	$24,985	$606,391	$4,678	$3,246	$861,295	$3,762,580	$1,917,404

	GVDMC	GVUS1	GVUSL	MCIF	SAM	NVMIG1	NVMIG3	GVDIV2

0.95%	$297,148	$-	$21,854	$358,411	$1,917,342	$-	$112,072	$-
1%	59,025	-	5,170	115,034	700,037	-	47,991	-
1.05%	15,482	-	871	18,857	151,853	-	8,352	-
1.1%	176,701	-	5,747	167,294	611,239	8	29,265	-
1.15%	106,963	-	3,951	94,152	341,472	-	16,747	-
1.2%	121,803	-	10,983	186,563	997,092	-	59,208	-
1.25%	48,246	12	3,070	33,387	141,505	-	10,928	30
1.3%	24,899	-	2,218	53,971	152,734	-	9,147	-
1.35%	38,671	-	3,629	53,235	213,053	-	10,667	-
1.4%	63,829	-	2,633	58,460	266,257	-	11,560	-
1.45%	7,749	-	564	11,667	22,159	-	1,953	-
1.5%	47,320	-	881	11,769	89,310	-	6,789	-
1.55%	21,441	-	616	19,953	58,398	-	2,384	-
1.6%	46,821	-	915	26,486	79,531	-	4,617	-
1.65%	41,777	-	701	16,734	123,514	-	4,247	-
1.7%	5,228	-	35	1,827	6,520	-	208	-
1.75%	41,669	-	9	12,581	55,816	-	770	-
1.8%	18,285	-	210	9,211	42,745	-	2,085	-
1.85%	2,450	-	-	1,242	9,830	-	247	-
1.9%	3,164	-	-	1,377	16,197	-	30	-
1.95%	9,946	-	-	498	31,700	-	383	-
2%	3,971	-	-	1,297	8,125	-	3	-
2.05%	15,973	-	177	4,653	49,274	-	699	-
2.1%	25,703	-	-	618	24,849	-	-	-
2.15%	5,028	-	-	262	13,477	-	23	-
2.2%	23,528	-	784	2,631	25,548	-	438	-
2.25%	5,185	-	-	2,900	15,860	-	14	-
2.3%	-	-	-	16	-	-	-	-
2.35%	273	-	-	-	1,307	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	1,642	-	-	-	685	-	-	-
2.5%	6,424	-	-	-	2,564	-	-	-
2.6%	6,535	-	-	-	11,244	-	-	-

	$1,292,879	$12	$65,018	$1,265,086	$6,181,237	$8	$340,827	$30

	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2

0.95%	$62,466	$-	$10,838	$-	$4,391	$166,530	$-	$95,444
1%	13,594	-	3,430	-	1,043	77,266	-	20,323
1.05%	3,072	-	199	-	367	11,021	-	3,606
1.1%	18,029	-	5,813	-	1,601	69,621	-	52,860
1.15%	13,651	-	3,428	-	1,064	31,213	-	32,401
1.2%	47,125	-	4,978	-	1,466	81,913	19,819	70,712
1.25%	5,997	2,711	1,859	-	1,024	19,662	-	11,832
1.3%	17,513	-	371	-	301	9,746	6,483	9,007
1.35%	8,331	-	1,618	-	407	15,068	4,688	16,328
1.4%	6,388	-	3,554	-	2,700	21,614	2,531	20,457
1.45%	342	-	431	-	240	2,901	56	2,083
1.5%	2,039	2,944	104	916	2,723	7,857	253	5,236
1.55%	1,785	-	488	-	145	5,251	-	4,228
1.6%	3,126	1,206	538	457	815	7,754	9	5,836
1.65%	2,433	1,296	924	1,222	2,379	9,676	795	7,992
1.7%	391	-	58	-	2	1,409	106	697
1.75%	1,427	711	246	807	1,065	2,836	5	1,819
1.8%	2,288	-	382	4	522	3,809	60	4,884
1.85%	667	-	60	-	-	506	175	311
1.9%	-	290	103	103	564	360	-	251
1.95%	11	957	16	1,139	3,050	707	-	49
2%	34	360	16	67	14	190	-	167
2.05%	744	924	-	509	1,067	1,150	96	2,216
2.1%	364	1,207	185	549	2,519	199	168	40
2.15%	-	16	2	-	195	63	-	73
2.2%	688	878	37	1,712	2,423	1,144	-	275
2.25%	-	-	22	-	376	1,984	-	307
2.3%	-	-	-	-	-	-	-	-
2.35%	-	28	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	78	-	40	45	-	-	-
2.5%	-	-	-	-	344	-	-	-
2.6%	-	133	-	35	1,542	-	-	-

	$212,505	$13,739	$39,700	$7,560	$34,394	$551,450	$35,244	$369,434

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2

0.95%	$81,052	$-	$404,219	$-	$439,373	$-	$286,620	$44,713
1%	24,802	-	110,952	-	148,973	-	87,196	8,104
1.05%	3,062	-	19,561	-	20,874	-	17,115	1,542
1.1%	41,940	-	173,587	-	134,083	-	78,936	10,898
1.15%	19,397	-	75,607	-	68,950	-	34,813	10,855
1.2%	54,587	-	191,916	-	207,894	-	153,628	25,570
1.25%	9,976	-	33,516	-	35,170	-	21,269	3,097
1.3%	8,464	-	26,710	-	32,667	-	29,227	2,032
1.35%	12,931	-	49,462	-	35,423	-	34,178	4,373
1.4%	12,403	-	56,403	-	64,842	-	28,107	8,766
1.45%	1,714	-	6,991	-	5,893	-	4,219	33
1.5%	2,839	2,000	15,642	5,078	14,333	7,556	20,174	1,404
1.55%	6,337	-	14,615	-	12,886	-	5,847	702
1.6%	5,666	417	25,570	1,500	17,858	5,559	12,824	974
1.65%	5,580	1,302	19,413	3,161	19,597	3,273	23,670	2,085
1.7%	599	-	2,896	-	1,257	-	1,935	-
1.75%	3,288	813	12,777	861	6,316	2,148	9,005	334
1.8%	2,997	56	9,024	46	9,794	2,981	8,528	777
1.85%	352	-	3,205	-	1,189	-	1,696	6
1.9%	55	173	567	724	424	3,545	689	-
1.95%	58	1,708	325	2,637	1,763	5,810	10,092	-
2%	15	17	809	164	334	359	141	-
2.05%	1,233	1,024	2,838	964	3,952	4,274	9,310	299
2.1%	-	1,463	-	3,098	335	3,708	3,474	-
2.15%	107	-	135	4	-	418	1	-
2.2%	851	146	1,480	2,546	521	6,066	7,665	20
2.25%	-	-	4	-	96	-	-	2,204
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	77	-	-	281	-
2.4%	-	-	8	-	-	-	-	-
2.45%	-	-	-	2	-	1,552	1,931	-
2.5%	-	672	-	785	-	970	437	-
2.6%	-	100	-	799	-	901	567	-

	$300,305	$9,891	$1,258,232	$22,446	$1,284,797	$49,120	$893,575	$128,788

	GGTC	GGTC3	GVUG1	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF

0.95%	$2,084	$19,334	$-	$24,735	$604	$-	$8,627	$85,246
1%	2,220	9,439	-	7,196	543	-	2,994	37,438
1.05%	118	680	-	789	19	-	316	6,858
1.1%	1,197	18,745	-	9,270	378	-	5,037	35,173
1.15%	338	4,475	-	5,725	49	-	2,400	32,825
1.2%	1,333	9,727	-	18,157	174	-	2,953	58,739
1.25%	203	1,731	1,846	1,735	4	-	1,893	10,235
1.3%	168	1,771	-	2,814	41	-	885	6,551
1.35%	138	4,792	-	1,888	13	-	1,000	13,679
1.4%	213	2,396	-	1,142	-	-	1,007	10,767
1.45%	49	552	-	255	-	-	81	1,363
1.5%	99	580	-	4,402	-	-	110	5,944
1.55%	108	502	-	967	4	-	256	4,216
1.6%	45	4,573	-	3,880	14	-	368	4,896
1.65%	2	958	-	2,064	-	-	264	10,241
1.7%	35	526	-	63	-	-	53	1,157
1.75%	45	821	-	1,588	-	-	120	1,966
1.8%	190	790	-	765	80	-	-	5,400
1.85%	-	70	-	57	6	-	-	806
1.9%	114	5	-	321	-	-	-	194
1.95%	-	64	-	308	-	54	-	1,014
2%	-	132	-	399	-	-	-	30
2.05%	-	16	-	1,697	-	-	-	761
2.1%	-	-	-	769	-	-	-	601
2.15%	-	4	-	-	-	-	-	15
2.2%	-	52	-	219	-	-	-	119
2.25%	-	2	2,021	-	975	-	-	2,308
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	412	-	-	-	-

	$8,699	$82,737	$3,867	$91,617	$2,904	$54	$28,364	$338,542

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	NVRE1	AMTB	PMVFAD	PMVLAD	AVB	AVBV2	AVCA	AVCA2

0.95%	$142,607	$86,384	$3,141	$16,120	$399	$7,726	$59	$1,428
1%	34,674	27,864	1,182	6,635	-	1,480	-	449
1.05%	4,876	3,442	45	341	-	335	-	-
1.1%	47,343	43,257	1,097	4,380	936	2,276	52	594
1.15%	23,497	21,006	262	3,405	351	1,019	344	68
1.2%	57,235	81,581	2,583	16,963	42	2,094	-	2,384
1.25%	10,554	9,307	240	1,365	127	2,112	-	564
1.3%	6,689	16,018	84	3,339	39	391	32	27
1.35%	14,777	14,275	370	1,514	78	233	-	400
1.4%	14,829	12,934	190	2,565	31	3,096	408	136
1.45%	3,693	997	-	86	-	69	-	-
1.5%	7,113	7,821	14	573	-	4,594	-	1,688
1.55%	3,711	1,465	56	1,126	841	77	-	30
1.6%	10,690	4,102	17	1,195	453	1,159	162	875
1.65%	7,778	5,010	34	690	-	3,270	-	1,346
1.7%	534	505	-	357	-	9	-	-
1.75%	3,026	5,583	-	383	-	1,157	-	877
1.8%	3,420	2,659	-	184	-	666	-	239
1.85%	1,078	33	-	287	-	-	-	-
1.9%	701	-	21	-	-	809	-	69
1.95%	2,856	2,439	-	951	-	3,942	-	1,671
2%	376	396	-	-	-	23	-	-
2.05%	2,189	545	-	-	-	1,463	-	1,386
2.1%	2,752	5,582	-	71	-	3,388	-	639
2.15%	27	144	-	-	-	246	-	431
2.2%	2,217	973	-	15	-	1,940	-	2,365
2.25%	47	4,128	-	422	-	380	-	280
2.3%	-	-	-	-	-	-	-	-
2.35%	324	64	-	-	-	-	-	195
2.4%	4	-	-	-	-	-	-	-
2.45%	131	-	-	-	-	57	-	258
2.5%	148	-	-	-	-	524	-	-
2.6%	333	-	-	-	-	1,993	-	80

	$410,229	$358,514	$9,336	$62,967	$3,297	$46,528	$1,057	$18,479

	AVCD2	AVGI	AVCE2	IVHS	IVRE	AVLCG	ALVGIB	ALVPGB

0.95%	$3,305	$472	$-	$16	$285	$434	$-	$-
1%	1,024	-	-	-	8	-	-	-
1.05%	59	-	-	-	-	-	-	-
1.1%	1,216	266	-	887	1,770	807	-	-
1.15%	94	170	-	58	660	39	-	-
1.2%	5,185	-	-	11	12	-	-	-
1.25%	1,173	-	-	33	12	10	152	-
1.3%	46	-	-	-	50	-	-	-
1.35%	422	137	-	-	-	24	-	-
1.4%	1,439	2,005	-	-	-	54	-	-
1.45%	-	-	-	-	-	56	-	-
1.5%	1,496	-	2,553	-	-	-	6,005	3,350
1.55%	59	1,992	-	-	-	145	-	-
1.6%	7	-	1,177	-	-	61	1,912	1,032
1.65%	719	-	2,980	-	-	-	5,088	11,306
1.7%	3	-	-	-	-	-	-	-
1.75%	66	-	512	-	-	-	314	316
1.8%	43	-	266	-	-	-	1,190	1,178
1.85%	9	-	-	-	-	-	-	-
1.9%	48	-	882	-	-	-	136	349
1.95%	126	-	2,963	-	-	-	3,970	7,010
2%	65	-	-	-	-	-	-	-
2.05%	411	-	4,998	-	-	-	2,237	2,661
2.1%	66	-	3,224	-	-	-	1,936	2,062
2.15%	58	-	102	-	-	-	294	26
2.2%	505	-	140	-	-	-	2,817	911
2.25%	498	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	133
2.4%	-	-	-	-	-	-	-	-
2.45%	77	-	1,514	-	-	-	612	32
2.5%	336	-	88	-	-	-	76	276
2.6%	-	-	504	-	-	-	952	322

	$18,555	$5,042	$21,903	$1,005	$2,797	$1,630	$27,691	$30,964

	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2

0.95%	$8,292	$239,768	$-	$261,669	$81,601	$62,976	$26,633	$-
1%	2,599	83,383	-	62,686	42,731	15,260	4,421	-
1.05%	106	17,185	-	10,396	6,066	4,253	1,060	-
1.1%	6,513	97,846	-	65,734	19,388	20,949	9,747	-
1.15%	1,933	42,299	-	47,292	8,884	14,814	5,778	-
1.2%	3,610	122,258	-	134,428	35,218	41,771	26,279	-
1.25%	366	21,124	-	25,850	6,107	4,477	2,035	2,631
1.3%	702	21,867	-	32,346	7,954	3,877	2,643	-
1.35%	1,399	27,294	-	44,471	3,067	9,168	3,435	-
1.4%	436	28,645	-	32,240	2,690	11,716	5,312	-
1.45%	21	3,760	-	1,506	985	606	467	-
1.5%	7,203	9,265	5,340	9,263	6,168	2,630	967	-
1.55%	251	10,647	-	8,802	1,299	1,541	1,491	-
1.6%	1,998	10,324	557	11,449	772	5,652	1,820	-
1.65%	6,951	14,947	3,186	7,179	2,815	3,044	517	-
1.7%	81	660	-	818	27	132	547	-
1.75%	1,909	8,854	976	4,789	176	2,426	94	-
1.8%	2,159	9,671	549	3,515	688	2,295	712	-
1.85%	194	1,204	-	788	6	340	1,693	-
1.9%	1,809	461	604	3,110	-	38	-	-
1.95%	10,573	543	2,252	3,467	18	567	2,293	-
2%	19	100	336	158	-	4	-	-
2.05%	3,775	2,727	1,666	1,327	98	872	-	-
2.1%	4,419	340	7,662	4,834	-	-	172	-
2.15%	-	-	283	2,587	-	28	-	-
2.2%	3,812	152	4,273	4,684	294	241	63	-
2.25%	4,790	-	-	15,768	-	16	111	2,805
2.3%	-	-	-	-	-	-	-	-
2.35%	354	-	742	189	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	814	-	-	398	-	-	-	-
2.5%	508	-	76	-	-	-	-	-
2.6%	552	-	425	622	-	-	-	-

	$78,148	$775,324	$28,927	$802,365	$227,052	$209,693	$98,290	$5,436

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	ACVU1	ACVU2	ACVV	ACVV2	ACVVS1	ACVVS2	DVSCS	DSIF

0.95%	$9,558	$-	$560,318	$-	$11,727	$-	$87,149	$1,167,824
1%	1,764	-	158,044	-	3,560	-	18,905	489,072
1.05%	58	-	26,914	-	470	-	2,212	99,547
1.1%	3,904	-	277,405	-	5,920	-	35,743	382,737
1.15%	3,544	-	132,804	-	2,772	-	19,852	209,963
1.2%	4,844	-	332,049	-	3,975	-	38,950	552,597
1.25%	1,300	-	68,210	-	973	1,134	11,114	96,349
1.3%	499	-	55,262	-	835	-	6,279	105,206
1.35%	1,496	-	75,675	-	2,525	-	15,977	145,390
1.4%	2,136	-	109,033	-	2,141	-	13,436	107,498
1.45%	516	-	15,042	-	-	-	3,745	26,809
1.5%	105	1,500	27,813	16,003	323	-	1,856	28,720
1.55%	296	-	25,767	-	543	-	3,122	21,089
1.6%	736	619	39,384	3,437	130	-	7,902	49,757
1.65%	1,060	1,669	35,045	6,536	705	-	2,373	27,310
1.7%	43	-	4,680	-	73	-	646	10,046
1.75%	407	1,025	11,662	2,986	284	-	1,468	12,602
1.8%	510	5	13,725	4,602	7	-	966	10,601
1.85%	84	-	6,534	-	18	-	720	3,466
1.9%	248	146	484	4,780	-	-	482	772
1.95%	33	1,877	3,809	12,090	31	-	59	234
2%	19	28	2,306	1,594	67	-	-	278
2.05%	-	953	5,065	6,508	-	-	1,050	4,946
2.1%	248	900	273	5,436	-	-	-	-
2.15%	6	3	17	541	-	-	-	238
2.2%	50	1,469	2,556	3,368	-	-	964	1,551
2.25%	29	-	2,158	-	-	1,535	6	9,845
2.3%	-	-	-	-	-	-	-	14
2.35%	-	-	-	1,526	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	60	-	1,368	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	48	-	820	-	-	-	-

	$33,493	$10,302	$1,992,034	$71,595	$37,079	$2,669	$274,976	$3,564,461

	DSRG	DSRGS	DCAP	DCAPS	DSC	DVIV	FCA2S	FALFS

0.95%	$145,259	$-	$190,016	$-	$564	$646	$-	$-
1%	67,360	-	71,592	-	-	-	-	-
1.05%	16,693	-	19,610	-	-	-	-	-
1.1%	76,490	-	74,253	-	173	126	-	-
1.15%	24,171	-	35,593	-	-	55	-	-
1.2%	57,996	-	94,917	-	-	-	-	-
1.25%	10,894	-	17,494	-	45	-	-	-
1.3%	7,142	-	17,634	-	-	-	-	-
1.35%	9,639	-	20,724	-	24	-	-	-
1.4%	13,115	-	29,469	-	212	732	-	-
1.45%	1,714	-	3,548	-	-	-	-	-
1.5%	3,573	668	7,811	5,090	-	-	508	135
1.55%	2,330	-	5,881	-	523	1,787	-	-
1.6%	1,355	53	6,995	4,058	-	-	2,587	-
1.65%	3,473	286	9,230	4,127	-	-	290	165
1.7%	407	-	1,486	-	-	-	-	-
1.75%	1,848	-	1,150	1,886	-	-	103	230
1.8%	1,074	-	4,098	554	-	-	102	66
1.85%	59	-	158	-	-	-	-	-
1.9%	144	26	212	455	-	-	-	-
1.95%	-	201	219	2,113	-	-	2,129	781
2%	22	-	230	55	-	-	-	-
2.05%	1,327	-	1,772	6,820	-	-	1,923	581
2.1%	-	273	294	4,017	-	-	1,731	317
2.15%	-	-	-	-	-	-	63	47
2.2%	252	-	231	1,351	-	-	1,184	1,150
2.25%	68	-	253	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	54	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	346	-	2,061	-	-	-	-
2.5%	-	-	-	189	-	-	-	-
2.6%	-	1	-	479	-	-	-	136

	$446,405	$1,854	$614,870	$33,309	$1,541	$3,346	$10,620	$3,608

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	FHIBS	FVMOS	FQB	FQBS	FC2	FVSS2	FCS	FNRS2

0.95%	$-	$19,017	$519,982	$-	$-	$-	$1,242,842	$80,643
1%	-	9,360	113,306	-	-	-	493,606	23,167
1.05%	-	958	27,636	-	-	-	80,864	4,203
1.1%	-	6,066	233,631	-	-	-	441,845	29,989
1.15%	-	3,435	143,668	-	-	-	211,430	13,781
1.2%	-	11,534	290,703	-	-	-	672,568	44,530
1.25%	-	615	50,587	-	-	-	118,288	7,833
1.3%	-	2,331	60,238	-	-	-	118,351	5,989
1.35%	-	2,456	83,665	-	-	-	150,676	14,108
1.4%	-	3,159	106,130	-	-	-	173,320	12,359
1.45%	-	1,160	15,723	-	-	-	33,546	2,086
1.5%	15,786	394	15,779	21,798	33,844	4,452	39,313	1,490
1.55%	-	263	25,818	-	-	-	33,148	2,402
1.6%	2,371	397	52,603	7,471	9,026	1,362	54,522	6,124
1.65%	7,442	150	31,246	19,088	23,558	997	58,934	1,890
1.7%	-	26	13,575	-	-	-	8,421	370
1.75%	2,838	33	31,135	8,866	13,061	1,269	21,976	1,328
1.8%	779	-	16,119	2,395	5,042	928	19,306	2,796
1.85%	-	418	7,277	-	-	-	5,628	1,830
1.9%	76	-	204	2,949	6,315	296	1,570	28
1.95%	5,128	8	65	21,420	34,883	2,317	2,841	849
2%	339	-	453	599	1,563	41	2,031	142
2.05%	5,459	-	2,604	11,330	10,694	1,779	7,216	377
2.1%	9,292	-	-	11,667	23,860	4,452	151	35
2.15%	1,179	-	21	540	336	-	148	-
2.2%	2,766	-	1,363	6,574	18,381	1,412	3,237	23
2.25%	-	-	1,764	-	-	-	29,686	91
2.3%	-	-	-	-	-	-	17	-
2.35%	378	-	-	462	1,945	-	-	-
2.4%	-	-	-	-	-	-	8	-
2.45%	1,216	-	-	926	964	-	-	-
2.5%	5,390	-	-	897	2,345	-	-	-
2.6%	317	-	-	2,408	2,372	675	-	-

	$60,756	$61,780	$1,845,295	$119,390	$188,189	$19,980	$4,025,489	$258,463

	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2

0.95%	$897,430	$-	$28,992	$-	$16,127	$-	$7,146	$-
1%	336,880	-	10,071	-	8,832	-	2,217	-
1.05%	69,291	-	1,103	-	1,358	-	162	-
1.1%	364,114	-	14,596	-	11,381	-	7,970	-
1.15%	162,574	-	2,519	-	1,507	-	3,258	-
1.2%	445,551	-	12,817	-	10,888	-	4,992	-
1.25%	73,167	-	3,530	264	1,312	644	1,180	2,864
1.3%	63,375	-	4,277	-	485	-	262	-
1.35%	121,203	-	390	-	1,373	-	2,814	-
1.4%	130,937	-	3,085	-	1,978	-	264	-
1.45%	16,133	-	-	-	149	-	-	-
1.5%	31,917	25,484	733	-	1,567	-	-	-
1.55%	27,245	-	1,628	-	3,489	-	93	-
1.6%	55,374	6,064	924	-	69	-	-	-
1.65%	41,091	15,704	7,510	-	329	-	20	-
1.7%	4,576	-	-	-	-	-	4	-
1.75%	21,461	8,082	283	-	-	-	-	-
1.8%	16,109	6,304	242	-	2,088	-	4	-
1.85%	3,066	-	2	-	350	-	-	-
1.9%	1,164	6,868	-	-	-	-	-	-
1.95%	2,188	20,065	-	-	501	-	-	-
2%	2,009	62	-	-	-	-	-	-
2.05%	7,000	5,789	-	-	-	-	-	-
2.1%	-	12,647	-	-	-	-	-	-
2.15%	115	16	-	-	-	-	-	-
2.2%	1,646	11,072	-	-	-	-	-	-
2.25%	9,249	-	-	15	-	1,077	-	1,983
2.3%	13	-	-	-	-	-	-	-
2.35%	-	439	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	1,800	-	-	-	-	-	-
2.5%	-	960	-	-	-	-	-	-
2.6%	-	4,293	-	-	-	-	-	-

	$2,904,878	$125,649	$92,702	$279	$63,783	$1,721	$30,386	$4,847

	FGOS	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2

0.95%	$82,225	$548,796	$-	$235,053	$183,642	$246,558	$96,387	$-
1%	46,950	276,504	-	97,630	32,614	57,327	33,475	-
1.05%	13,056	50,430	-	22,568	6,250	9,395	3,535	-
1.1%	16,819	191,064	-	75,731	33,472	74,334	43,549	-
1.15%	5,358	72,716	-	34,915	19,872	44,285	19,027	-
1.2%	27,405	306,134	-	101,121	72,086	155,042	56,095	-
1.25%	4,998	53,981	-	15,134	5,887	23,402	9,425	6,384
1.3%	4,819	43,222	-	24,923	14,158	34,528	10,444	-
1.35%	4,902	64,216	-	19,954	15,311	23,940	11,940	-
1.4%	3,028	52,894	-	23,401	12,806	36,835	17,971	-
1.45%	744	6,897	-	1,365	2,479	4,243	3,976	-
1.5%	2,227	21,065	8,941	8,131	2,316	5,938	2,724	21,766
1.55%	1,340	14,695	-	5,288	3,884	6,580	2,335	-
1.6%	296	16,387	3,025	6,818	2,505	13,494	5,384	8,625
1.65%	2,965	20,256	7,874	6,728	2,004	9,399	10,009	18,712
1.7%	606	4,251	-	1,724	1,584	2,323	938	-
1.75%	67	7,068	3,193	6,122	797	8,647	584	7,017
1.8%	112	8,419	1,552	3,312	510	5,542	1,003	2,844
1.85%	112	2,299	-	325	570	1,336	2,221	-
1.9%	324	748	703	-	-	1,810	362	4,269
1.95%	-	2	3,362	7	-	2,831	2,938	18,654
2%	-	221	351	72	12	-	999	2,612
2.05%	249	1,771	5,282	913	2	1,004	851	14,422
2.1%	-	-	6,205	98	-	1,380	210	17,034
2.15%	-	-	19	-	-	-	-	106
2.2%	12	971	6,737	1,126	325	158	72	9,067
2.25%	-	1,479	-	-	-	16,020	-	12,301
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	451
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	2,042	-	-	-	-	2,771
2.5%	-	-	840	-	-	-	-	2,814
2.6%	-	-	1,175	-	-	-	-	1,434

	$218,614	$1,766,486	$51,301	$692,459	$413,086	$786,351	$336,454	$151,283

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	FOS	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3

0.95%	$82,511	$-	$137,682	$51,310	$109,465	$-	$56,445	$32,417
1%	44,350	-	34,349	13,169	40,541	-	17,097	14,950
1.05%	8,959	-	6,810	2,243	8,560	-	1,072	1,291
1.1%	13,978	-	51,300	17,760	50,300	-	18,346	9,877
1.15%	6,161	-	24,990	9,042	18,249	-	8,965	2,889
1.2%	46,600	-	90,641	22,693	87,769	-	30,167	14,584
1.25%	7,743	-	13,206	5,375	16,567	5,615	10,583	5,058
1.3%	6,385	-	13,681	4,207	31,724	-	2,517	3,911
1.35%	4,383	-	14,232	7,246	39,266	-	4,053	4,588
1.4%	2,568	-	30,465	6,665	18,317	-	6,560	6,274
1.45%	1,143	-	1,712	916	9,554	-	2,031	3,036
1.5%	2,191	13,690	4,970	642	3,605	-	570	1,302
1.55%	647	-	4,873	614	1,245	-	1,975	1,238
1.6%	285	6,640	5,034	4,724	6,953	-	3,427	6,712
1.65%	1,776	14,866	6,527	1,960	16,090	-	1,181	439
1.7%	191	-	554	431	414	-	408	26
1.75%	345	2,707	2,647	1,745	2,793	-	625	1,028
1.8%	492	2,308	3,501	876	760	-	736	192
1.85%	4	-	1,635	318	1,828	-	483	72
1.9%	-	3,195	-	-	22	-	-	27
1.95%	-	17,126	57	103	878	-	1,707	81
2%	-	808	129	-	2,075	-	-	147
2.05%	756	5,372	1,160	415	-	-	-	422
2.1%	-	12,413	321	-	36	-	91	-
2.15%	-	16	-	-	-	-	-	-
2.2%	553	6,958	535	258	12	-	26	18
2.25%	-	-	-	721	5,650	3,647	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	128	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	2,239	-	-	-	-	-	-
2.5%	-	2,328	-	-	-	-	-	-
2.6%	-	951	-	-	-	-	-	-

	$232,021	$91,745	$451,011	$153,433	$472,673	$9,262	$169,065	$110,579

	TIF2	TIF3	FTVGI3	FTVFA2	AMGP	AMINS	AMCG	AMTP

0.95%	$-	$38,260	$154,823	$4,191	$79,874	$3,105	$134,588	$118,820
1%	-	11,490	46,924	1,401	28,743	832	63,005	43,540
1.05%	-	1,434	10,497	140	9,141	26	8,612	10,247
1.1%	-	11,514	40,022	2,078	31,140	2,267	54,066	40,162
1.15%	-	5,087	30,806	740	18,648	1,756	22,624	12,859
1.2%	-	11,573	79,719	4,767	32,872	886	69,546	48,897
1.25%	465	7,413	14,177	539	6,988	1,002	12,199	4,761
1.3%	-	1,524	27,689	128	4,292	125	12,180	12,955
1.35%	-	2,656	22,887	1,053	11,994	1,168	11,267	8,380
1.4%	-	11,643	30,728	477	9,013	137	17,137	8,390
1.45%	-	469	2,860	175	3,316	117	2,731	783
1.5%	-	726	2,037	352	2,896	74	4,593	1,351
1.55%	-	820	5,988	356	3,600	-	2,413	1,442
1.6%	-	2,335	7,140	1,948	3,543	175	7,612	4,381
1.65%	-	724	3,717	766	3,813	72	8,926	3,695
1.7%	-	111	2,644	80	594	-	993	475
1.75%	-	736	2,591	145	4,017	166	4,337	6,451
1.8%	-	450	5,616	66	1,036	-	1,548	1,879
1.85%	-	189	5,993	192	759	-	477	616
1.9%	-	21	-	-	217	-	504	-
1.95%	-	647	10,280	1,670	1,615	33	351	4
2%	-	-	1,593	-	-	-	74	9
2.05%	-	-	68	-	540	-	450	173
2.1%	-	35	744	36	92	-	236	-
2.15%	-	-	-	-	-	-	86	-
2.2%	-	9	313	9	31	-	968	256
2.25%	-	-	165	-	10	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$465	$109,866	$510,021	$21,309	$258,784	$11,941	$441,523	$330,526

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	AMRS	AMFAS	AMSRS	OVCAFS	OVGR	OVGS3	OVGS	OVGSS

0.95%	$10,505	$2,762	$9,573	$-	$449,046	$313,060	$206,238	$-
1%	1,220	666	4,655	-	157,923	64,466	47,986	-
1.05%	422	-	1,280	-	25,231	12,644	6,539	-
1.1%	1,784	1,304	5,916	-	209,445	128,513	103,972	-
1.15%	996	565	1,627	-	114,992	65,566	50,920	-
1.2%	2,064	1,732	7,141	-	218,918	195,867	140,314	-
1.25%	971	348	1,224	-	42,186	32,778	19,322	-
1.3%	333	201	431	-	29,901	26,508	18,453	-
1.35%	244	73	297	-	59,324	39,120	37,561	-
1.4%	309	1,284	287	-	78,170	66,878	46,459	-
1.45%	35	-	68	-	9,256	7,199	3,948	-
1.5%	146	1,645	75	12,078	21,873	22,219	11,976	7,936
1.55%	439	-	43	-	13,816	9,480	8,706	-
1.6%	49	909	1,533	5,565	26,202	25,692	18,015	5,606
1.65%	107	1,389	882	7,533	30,047	23,877	24,256	3,901
1.7%	8	-	313	-	3,746	2,406	485	-
1.75%	-	689	977	3,967	9,789	14,889	8,488	3,637
1.8%	71	-	20	5,001	10,514	8,121	11,775	3,772
1.85%	-	-	-	-	1,574	1,358	1,270	-
1.9%	-	-	51	2,517	2,127	5,191	872	1,426
1.95%	-	886	616	8,523	1,704	11,700	798	8,531
2%	-	267	-	83	654	1,720	1,292	379
2.05%	105	919	501	2,203	2,427	11,464	1,311	5,297
2.1%	-	270	570	3,329	-	7,899	453	5,548
2.15%	-	205	-	166	-	636	-	736
2.2%	-	457	-	4,939	323	11,193	412	7,080
2.25%	343	-	708	-	14,781	9	107	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	230	-	684
2.4%	-	-	-	-	-	-	9	-
2.45%	-	482	155	97	-	836	-	676
2.5%	-	228	-	883	-	1,259	-	383
2.6%	-	97	-	1,298	-	1,776	-	198

	$20,151	$17,378	$38,943	$58,182	$1,533,969	$1,114,554	$771,937	$55,790

	OVHI3	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG

0.95%	$8,858	$286	$-	$386,870	$-	$29,489	$-	$166,346
1%	2,131	79	-	174,403	-	11,678	-	88,022
1.05%	14	-	-	23,496	-	1,194	-	13,254
1.1%	1,175	401	-	156,785	-	20,781	-	79,320
1.15%	822	145	-	77,602	-	3,321	-	32,387
1.2%	2,825	105	-	202,021	-	13,550	-	97,072
1.25%	284	23	297	39,654	-	4,286	1,895	22,134
1.3%	8	346	-	32,580	-	1,931	-	14,712
1.35%	927	-	-	58,642	-	4,233	-	16,371
1.4%	654	22	-	56,304	-	2,450	-	22,677
1.45%	1	-	-	11,306	-	40	-	5,556
1.5%	23	65	-	17,832	9,851	1,551	-	5,879
1.55%	-	108	-	10,675	-	461	-	1,517
1.6%	-	42	-	13,169	4,687	1,082	-	5,751
1.65%	104	-	-	23,362	11,456	517	-	10,107
1.7%	-	-	-	2,447	-	576	-	678
1.75%	27	-	-	9,194	3,898	509	-	2,075
1.8%	30	-	-	10,140	1,280	191	-	2,408
1.85%	-	-	-	1,335	-	449	-	746
1.9%	-	-	-	685	1,899	-	-	805
1.95%	-	-	-	257	4,695	2	-	109
2%	-	-	-	189	310	-	-	-
2.05%	7	-	-	1,178	3,669	173	-	171
2.1%	-	-	-	-	8,817	-	-	18
2.15%	-	-	-	9	-	-	-	106
2.2%	7	-	-	1,336	2,330	-	-	574
2.25%	-	-	-	2,166	-	-	-	1
2.3%	-	-	-	-	-	-	-	12
2.35%	-	-	-	-	434	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	487	-	-	-
2.5%	-	-	-	-	186	-	-	-
2.6%	-	-	-	-	649	-	-	-

	$17,897	$1,622	$297	$1,313,637	$54,648	$98,464	$1,895	$588,808

	OVSBS	PMVRRA	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ

0.95%	$-	$872	$101	$136	$171	$1,572	$665	$119
1%	-	47	-	-	-	99	21	2
1.05%	-	-	-	-	-	-	-	-
1.1%	-	4,003	1,198	451	765	4,335	1,756	3,895
1.15%	-	1,775	496	96	301	1,120	416	2,095
1.2%	-	435	114	-	24	651	-	205
1.25%	-	458	1	50	46	-	-	58
1.3%	-	394	212	43	-	121	142	142
1.35%	-	-	-	-	-	-	-	-
1.4%	-	-	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.5%	13,995	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.6%	8,517	-	-	-	-	-	-	-
1.65%	13,113	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	2,581	-	-	-	-	-	-	-
1.8%	1,385	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.9%	1,947	-	-	-	-	-	-	-
1.95%	14,208	-	-	-	-	-	-	-
2%	51	-	-	-	-	-	-	-
2.05%	3,680	-	-	-	-	-	-	-
2.1%	6,427	-	-	-	-	-	-	-
2.15%	227	-	-	-	-	-	-	-
2.2%	2,784	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	1,645	-	-	-	-	-	-	-
2.5%	1,578	-	-	-	-	-	-	-
2.6%	531	-	-	-	-	-	-	-

	$72,669	$7,984	$2,122	$776	$1,307	$7,898	$3,000	$6,516

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	SBLV	SBLX	SBLY	PMVTRA	PVGIB	ACEG2	ACC2	VYDS

0.95%	$1,653	$32	$-	$5,358	$-	$-	$-	$3,727
1%	152	-	-	252	-	-	-	11,702
1.05%	-	-	-	-	-	-	-	253
1.1%	10,334	195	183	12,297	-	-	-	22,472
1.15%	4,832	80	-	3,464	-	-	-	3,012
1.2%	472	-	-	39	-	-	-	10,104
1.25%	740	-	47	599	129	-	-	2,148
1.3%	78	-	-	260	-	-	-	3,939
1.35%	-	-	-	-	-	-	-	561
1.4%	-	-	-	-	-	-	-	774
1.45%	-	-	-	-	-	-	-	95
1.5%	-	-	-	-	-	3,573	23,167	525
1.55%	-	-	-	-	-	-	-	286
1.6%	-	-	-	-	-	2,553	12,208	3,001
1.65%	-	-	-	-	-	1,424	22,466	720
1.7%	-	-	-	-	-	-	-	1,855
1.75%	-	-	-	-	-	1,278	8,390	-
1.8%	-	-	-	-	-	1,172	3,756	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	1,663	6,602	-
1.95%	-	-	-	-	-	4,587	22,362	-
2%	-	-	-	-	-	514	661	-
2.05%	-	-	-	-	-	4,205	11,174	-
2.1%	-	-	-	-	-	2,761	17,655	-
2.15%	-	-	-	-	-	489	1,897	-
2.2%	-	-	-	-	-	2,249	11,397	-
2.25%	-	-	-	-	-	-	-	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	226	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	409	1,715	-
2.5%	-	-	-	-	-	364	1,776	-
2.6%	-	-	-	-	-	95	3,739	-

	$18,261	$307	$230	$22,269	$129	$27,336	$149,191	$65,174

	ROCMC	TRBCG2	TREI2	TRLT2	VWEMR	VWEM	VWHAR	VWHA

0.95%	$130	$60,112	$47,512	$59,435	$55,348	$62,094	$95,651	$58,144
1%	48	7,100	14,440	10,785	28,093	22,902	49,560	17,311
1.05%	-	383	2,861	1,312	3,775	4,027	6,417	3,031
1.1%	4,491	8,704	15,781	9,137	13,143	13,503	19,352	15,672
1.15%	1,674	6,051	7,133	6,748	3,422	6,115	14,043	6,346
1.2%	119	22,186	31,167	28,107	35,973	25,714	71,619	21,714
1.25%	76	3,590	6,032	5,018	2,290	3,066	5,393	1,422
1.3%	11	1,360	6,969	2,656	12,126	5,343	23,462	1,988
1.35%	-	1,860	5,380	3,283	4,974	4,400	11,257	5,581
1.4%	-	2,911	14,280	7,483	4,311	1,808	8,895	5,253
1.45%	-	462	337	43	382	1,128	1,764	-
1.5%	-	241	702	2,266	1,628	3,644	2,404	155
1.55%	-	221	145	759	1,729	1,485	2,669	-
1.6%	-	1,263	1,406	1,241	232	1,176	1,313	945
1.65%	-	896	628	2,597	4,719	1,120	2,258	444
1.7%	-	21	457	218	431	174	428	28
1.75%	-	353	63	70	3,268	110	1,039	-
1.8%	-	356	607	90	671	769	1,806	614
1.85%	-	23	1,384	208	17	11	751	17
1.9%	-	21	21	-	22	2	-	-
1.95%	-	-	22	444	-	-	913	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	881	492	60	552	1,918	161
2.1%	-	-	-	98	-	-	94	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	26	-	437	779	68
2.25%	-	4,557	5,449	3,063	-	-	118	-
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$6,549	$122,671	$163,657	$145,579	$176,614	$159,580	$323,903	$138,894

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR	WRGP

0.95%	$742,707	$204,979	$407,682	$467,079	$79,304	$24,628	$108,048	$527,379
1%	29,565	7,276	13,148	18,787	2,282	528	1,895	20,829
1.05%	6,520	1,885	5,607	3,932	419	147	758	4,141
1.1%	913,689	202,315	395,629	482,144	83,070	48,055	150,521	530,396
1.15%	373,615	97,691	170,007	190,446	40,992	19,426	55,638	225,518
1.2%	51,183	9,022	16,270	17,104	2,646	1,042	5,087	21,105
1.25%	60,644	15,354	29,570	26,575	4,948	2,204	9,306	28,476
1.3%	12,284	5,278	7,966	4,359	597	145	1,458	8,555
1.35%	43,539	10,988	15,500	20,624	4,476	1,343	6,000	24,067
1.4%	245,525	43,160	115,662	86,593	17,141	4,460	43,113	107,858
1.45%	80,265	15,580	29,087	38,527	5,751	976	10,812	54,034
1.5%	30,114	5,431	17,043	23,262	2,633	155	2,407	29,305
1.55%	153,938	16,810	41,005	59,965	11,991	6,665	40,291	62,322
1.6%	84,351	17,704	45,246	41,830	8,050	1,336	11,675	58,424
1.65%	34,502	10,031	12,941	31,562	4,122	605	1,403	36,354
1.7%	2,144	35	386	772	286	147	315	1,215
1.75%	2,172	1,288	2,658	1,475	70	-	149	2,079
1.8%	6,732	1,754	4,357	5,041	332	760	2,904	4,478
1.85%	6,216	1,646	1,074	2,946	371	194	3,767	3,893
1.9%	156	27	314	221	6	-	3	338
1.95%	20,554	1,472	1,211	1,713	-	-	3,749	3,315
2%	4,259	621	8,056	2,438	144	-	1,959	2,778
2.05%	176	19	144	352	-	60	30	236
2.1%	102	65	54	51	-	228	21	20
2.15%	37	73	467	-	-	-	-	222
2.2%	9	-	-	-	-	-	-	-
2.25%	165	19	1,389	2,470	-	-	1,082	2,225
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$2,905,163	$670,523	$1,342,473	$1,530,268	$269,631	$113,104	$462,391	$1,759,562

	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP	WRRESP

0.95%	$248,696	$161,280	$61,225	$12,598	$38,677	$182,430	$17,915	$25,232
1%	8,496	3,754	859	280	651	18,766	516	539
1.05%	2,163	2,618	404	191	555	8,902	25	52
1.1%	289,865	174,358	73,896	14,797	46,739	170,192	30,214	40,206
1.15%	129,963	64,616	28,397	4,315	16,000	98,157	6,711	12,430
1.2%	10,316	6,961	2,091	1,034	2,386	5,542	1,301	1,289
1.25%	20,527	6,272	3,489	608	2,381	7,214	1,421	1,272
1.3%	4,957	326	480	227	168	1,740	222	33
1.35%	12,390	6,032	1,751	411	1,474	5,498	1,299	2,571
1.4%	48,843	25,967	17,402	2,364	10,351	35,222	4,398	8,079
1.45%	10,410	6,571	1,327	246	2,992	21,261	386	481
1.5%	12,058	12,202	1,576	86	1,239	7,399	571	668
1.55%	27,918	19,725	11,337	896	4,350	42,512	2,124	5,373
1.6%	27,367	12,366	2,813	799	2,892	26,838	1,860	2,196
1.65%	2,832	2,581	454	20	2,509	9,818	52	493
1.7%	271	134	98	22	245	455	223	56
1.75%	121	37	80	23	45	41	39	48
1.8%	2,074	1,178	1,303	-	349	1,383	151	326
1.85%	819	1,686	228	66	245	208	283	360
1.9%	120	122	-	-	14	54	15	-
1.95%	831	3,357	-	-	50	676	-	-
2%	1,026	2,378	182	66	429	4,714	-	115
2.05%	19	56	2	1	13	62	7	8
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	7	3,252	-	-	383	4,010	-	60
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$862,089	$517,829	$209,394	$39,050	$135,137	$653,094	$69,733	$101,887

	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG	WIEP	WVCP

0.95%	$279,122	$239,327	$23,720	$172,327	$130,388	$5,894	$9,058	$5,404
1%	6,050	6,897	437	617	24,561	927	5,054	1,804
1.05%	1,439	2,128	101	1,542	4,048	38	1,459	902
1.1%	332,849	255,460	39,610	238,025	72,090	728	418	334
1.15%	124,138	112,230	12,761	108,415	42,009	1,746	51	21
1.2%	11,441	10,077	1,335	6,937	98,664	4,805	1,054	800
1.25%	13,673	13,384	1,945	9,721	13,403	56	407	-
1.3%	2,980	741	109	3,150	12,394	320	154	-
1.35%	13,144	11,812	1,810	13,016	23,945	346	-	-
1.4%	70,593	48,760	4,028	50,723	28,503	454	42	-
1.45%	9,474	5,733	997	25,942	2,853	-	24	-
1.5%	13,506	12,892	339	11,973	8,244	94	338	-
1.55%	45,866	22,595	2,308	25,019	6,070	473	-	-
1.6%	27,157	15,341	2,511	32,577	11,329	87	-	-
1.65%	5,391	4,977	161	14,301	12,114	141	119	-
1.7%	541	558	150	355	893	104	-	-
1.75%	365	149	-	923	5,431	-	-	-
1.8%	3,457	2,889	-	1,572	7,828	-	-	-
1.85%	2,699	2,670	261	2,324	511	-	-	-
1.9%	113	114	-	163	523	26	-	-
1.95%	3,569	1,777	-	3,093	144	-	-	-
2%	1,546	808	116	2,563	222	-	-	-
2.05%	5	14	1	92	4,024	324	-	-
2.1%	32	20	-	48	53	-	-	-
2.15%	43	-	-	56	100	-	-	-
2.2%	-	-	-	-	529	-	-	-
2.25%	51	733	-	619	3	-	-	-
2.3%	-	-	-	-	20	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$969,244	$772,086	$92,700	$726,093	$510,896	$16,563	$18,178	$9,265

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

	BF	SGRF	JPMCVP	WGIP

0.95%	$55,412	$26,684	$11,189	$15,017
1%	19,192	9,602	3,414	6,674
1.05%	3,653	1,543	724	3,302
1.1%	26,223	9,458	4,381	858
1.15%	8,720	4,537	1,348	247
1.2%	31,464	14,833	6,659	6,049
1.25%	4,060	2,946	965	684
1.3%	5,222	2,559	2,017	1,227
1.35%	6,363	2,482	1,116	72
1.4%	11,891	3,814	1,350	144
1.45%	634	349	123	13
1.5%	1,008	1,414	272	166
1.55%	3,055	1,251	358	379
1.6%	2,744	1,551	737	-
1.65%	4,233	807	270	11
1.7%	321	350	55	6
1.75%	1,536	221	71	-
1.8%	702	1,173	334	-
1.85%	210	132	88	3
1.9%	41	36	46	-
1.95%	192	173	-	-
2%	-	31	-	-
2.05%	144	51	160	-
2.1%	-	77	-	-
2.15%	-	-	-	-
2.2%	13	15	239	-
2.25%	-	440	-	-
2.3%	-	-	-	-
2.35%	-	-	-	-
2.4%	-	-	-	-
2.45%	-	-	-	-
2.5%	-	-	-	-
2.6%	-	-	-	-

	$187,033	$86,529	$35,916	$34,852

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $76,474,213 and $60,787,961, respectively, and total transfers from the Account to the fixed account were $230,731,783 and $258,700,749, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $40,928,605 and $19,706,594 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$7,961,432,920	0	$7,961,432,920
Net Accounts Payable of $41,279 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Capital Manager Equity VIF (BBCMAG)	$11,851	$516,762
Large Cap VIF (BBGI)	32,694	1,499,369
Mid Cap Growth VIF (BBCA)	42,573	471,980
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	15,972,720	384,151
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)	1,189,043	2,094
U.S. Equity Flex I Portfolio (WSCP)	4,879,654	211,568
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	11,476,045	3,012,739
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	13,227	8,080
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	12,379,551	18,190,167
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	4,882,100	5,790,964
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	96,534	2,772,426
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)	397,854	2,906,556
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	21,033,098	18,419,106
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	2,807,917	8,812,543
Investors Growth Stock Series - Service Class (MIGSC)	6,724	15,974
Mid Cap Growth Series - Service Class (MMCGSC)	112,629	389,702
New Discovery Series - Service Class (MNDSC)	192,838	247,799
Value Series - Service Class (MVFSC)	11,332,735	13,626,605
Core Plus Fixed Income Portfolio - Class I (MSVFI)	8,839,658	12,560,891
Core Plus Fixed Income Portfolio - Class II (MSVF2)	148,306	230,965
Emerging Markets Debt Portfolio - Class I (MSEM)	1,201,638	3,795,504
Mid Cap Growth Portfolio- class I (MSVMG)	4,713,763	24,978,308
U.S. Real Estate Portfolio - Class I (MSVRE)	6,985,076	222,806,624
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	1,105,141	122,924
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	399,928	21,741
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	6,979,752	10,323,694
American Funds NVIT Bond Fund - Class II (GVABD2)	23,156,469	29,330,750
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	8,338,067	8,721,523
American Funds NVIT Growth Fund - Class II (GVAGR2)	14,488,498	8,904,493
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	4,408,384	3,189,169
Federated NVIT High Income Bond Fund - Class I (HIBF)	3,629,911	13,610,828
Federated NVIT High Income Bond Fund - Class III (HIBF3)	37,473,463	36,540,954
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	127,835	746,597
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	11,168,490	31,060,889
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)	299,371	617,500
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)	1,208	3,872
Gartmore NVIT Global Utilities Fund - Class III (GVGU)	859,460	13,031,827
Gartmore NVIT International Equity Fund - Class I (GIG)	426,490	403,341
Gartmore NVIT International Equity Fund - Class III (GIG3)	7,657,855	19,032,058
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	21,502	9,607
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)	117,835	1,371,724
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	693,295	3,377,219
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	102,122,127	10,237,535
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	734,631	5,854,577
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	1,535	11
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	1,516,297	1,325,338
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	3,359,396	1,398,445
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,223,361	2,708,232
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	5,350,696	2,253,161
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	7,906,469	3,218,520
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	3,610,953	1,574,025
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	4,728,928	3,004,770
NVIT Core Bond Fund - Class I (NVCBD1)	11,098,005	5,040,603
NVIT Core Bond Fund - Class II (NVCBD2)	608,462	48,363
NVIT Core Plus Bond Fund - Class II (NVLCP2)	7,469,340	4,079,697
NVIT Fund - Class I (TRF)	3,635,604	37,481,978
NVIT Fund - Class II (TRF2)	144,083	156,549
NVIT Global Financial Services Fund - Class I (GVGF1)	161	1,517
NVIT Global Financial Services Fund - Class III (GVGFS)	1,521,889	5,189,244
NVIT Government Bond Fund - Class I (GBF)	21,161,215	113,947,401
NVIT Government Bond Fund - Class II (GBF2)	1,049,050	3,463,032
NVIT Growth Fund - Class I (CAF)	1,100,118	4,316,244
NVIT Health Sciences Fund - Class I (GVGH1)	693	15,781
NVIT Health Sciences Fund - Class III (GVGHS)	3,805,394	14,748,328
NVIT International Index Fund - Class VIII (GVIX8)	1,361,596	1,197,500
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	5,929,525	15,631,471
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,475,097	3,623
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	860,998	132,615
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	10,976,612	25,971,592
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	67,743,309	83,449,352
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	10,428,186	36,796,429
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	7,666,909	33,224,572
NVIT Leaders Fund - Class I (GVUS1)	38	3,587
NVIT Leaders Fund - Class III (GVUSL)	509,250	4,218,683
NVIT Mid Cap Index Fund - Class I (MCIF)	5,849,560	30,394,580
NVIT Money Market Fund - Class I (SAM)	81,943,744	372,605,727
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	10,877	8
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	68,940,094	9,008,768

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	53	378
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	1,244,324	18,445,965
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	90,440	517,827
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	8,758,878	778,691
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	1,067,117	86,771
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	7,136,712	2,209,299
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	105,443,527	13,867,570
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	7,713,091	1,008,271
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	82,703,918	13,976,681
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	7,635,777	22,261,297
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	29,517	199,621
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	2,846,837	51,595,261
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	68,083	586,707
NVIT Multi-Manager Small Company Fund - Class I (SCF)	2,590,512	54,958,941
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	128,735	987,027
NVIT Multi-Sector Bond Fund - Class I (MSBF)	40,105,614	52,848,768
NVIT Short Term Bond Fund - Class II (NVSTB2)	31,348,628	11,474,574
NVIT Technology & Communications Fund - Class I (GGTC)	76,955	302,060
NVIT Technology & Communications Fund - Class III (GGTC3)	7,583,709	5,373,520
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	4,145	211,966
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)	608,926	3,660,188
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,466,365	42,930
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)	12,171	53
Templeton NVIT International Value Fund - Class III (NVTIV3)	5,418,189	489,786
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	8,093,320	28,210,395
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	101,522,843	17,052,010
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	13,334,416	16,796,061
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	4,305,475	283,530
Low Duration Portfolio - Advisor Class (PMVLAD)	19,542,480	1,195,508
V.I. Basic Balanced Fund - Series I (AVB)	98,900	138,521
V.I. Basic Value Fund - Series II (AVBV2)	8,099,240	15,927,512
V.I. Capital Appreciation Fund - Series I (AVCA)	12,652	15,200
V.I. Capital Appreciation Fund - Series II (AVCA2)	1,935,920	2,646,213
V.I. Capital Development Fund - Series II (AVCD2)	930,654	1,873,466
V.I. Core Equity Fund - Series I (AVGI)	175,020	75,590
V.I. Core Equity Fund - Series II (AVCE2)	232,595	761,572
V.I. Global Health Care Fund - Series I (IVHS)	37,510	37,130
V.I. Global Real Estate Fund - Series I (IVRE)	85,588	171,234
V.I. Large Cap Growth Fund - Series I (AVLCG)	6,175	425,930
VPS Growth and Income Portfolio - Class B (ALVGIB)	94,616	373,847
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	144,399	321,174
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	7,480,894	6,658,816
VP Income & Growth Fund - Class I (ACVIG)	3,731,439	20,220,893
VP Income & Growth Fund - Class II (ACVIG2)	114,945	412,218
VP Inflation Protection Fund - Class II (ACVIP2)	14,896,451	17,012,112
VP International Fund - Class I (ACVI)	843,899	40,569,346
VP International Fund - Class III (ACVI3)	1,118,468	40,232,669
VP Mid Cap Value Fund - Class I (ACVMV1)	6,067,441	9,583,201
VP Mid Cap Value Fund - Class II (ACVMV2)	74,993	54,488
VP Ultra(R) Fund - Class I (ACVU1)	228,886	8,689,625
VP Ultra(R) Fund - Class II (ACVU2)	54,641	1,576,850
VP Value Fund - Class I (ACVV)	12,190,638	89,020,840
VP Value Fund - Class II (ACVV2)	428,998	1,760,055
VP Vista(SM) Fund - Class I (ACVVS1)	274,518	11,005,178
VP Vista(SM) Fund - Class II (ACVVS2)	152	520,037
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	15,806,220	29,879,237
Stock Index Fund, Inc. - Initial Shares (DSIF)	39,369,388	75,047,933
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	711,625	6,538,884
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)	674	13,530
Appreciation Portfolio - Initial Shares (DCAP)	8,790,780	17,843,295
Appreciation Portfolio - Service Shares (DCAPS)	289,118	859,981
Developing Leaders Portfolio - Initial Shares (DSC)	14,273	20,774
International Value Portfolio - Initial Shares (DVIV)	10,323	51,440
Capital Appreciation Fund II - Service Shares (FCA2S)	22,201	115,241
Clover Value Fund II - Service Shares (FALFS)	4,946	96,941
High Income Bond Fund II - Service Shares (FHIBS)	753,719	1,149,786
Market Opportunity Fund II - Service Shares (FVMOS)	5,149,923	6,589,496
Quality Bond Fund II - Primary Shares (FQB)	14,872,346	42,821,041
Quality Bond Fund II - Service Shares (FQBS)	1,173,854	1,916,560
Contrafund Portfolio - Service Class 2 (FC2)	437,255	2,094,772
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	78,696	794,928
VIP Fund - Contrafund Portfolio - Service Class (FCS)	7,243,912	82,022,035
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	7,213,754	18,462,849
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	7,541,154	77,542,453
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	260,520	2,080,392
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	2,164,698	4,504,330
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	6,500	7,835
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,193,973	3,252,122
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	64,432	15,375
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,186,988	1,557,557
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	30,198	70,499
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	900,896	5,659,050
VIP Fund - Growth Portfolio - Service Class (FGS)	966,356	31,288,455
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	79,162	702,672
VIP Fund - High Income Portfolio - Service Class (FHIS)	4,839,498	22,942,811
VIP Fund - High Income Portfolio - Service Class R (FHISR)	33,259,031	26,997,567
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	34,600,842	13,402,821
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	8,535,039	9,621,237
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	341,217	2,140,050
VIP Fund - Overseas Portfolio - Service Class (FOS)	602,709	5,559,560
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	236,442	1,240,523
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	1,849,028	12,398,957
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	9,879,282	20,785,124

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

Franklin Income Securities Fund - Class 2 (FTVIS2)	14,016,505	11,336,348
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	13,779	137,049
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	6,026,248	10,150,417
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	8,085,023	7,351,746
Templeton Foreign Securities Fund - Class 2 (TIF2)	4,173	29,018
Templeton Foreign Securities Fund - Class 3 (TIF3)	6,226,602	11,815,536
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	17,553,326	11,473,672
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	2,316,960	493,394
Guardian Portfolio - I Class Shares (AMGP)	1,778,354	44,111,141
International Portfolio - S Class Shares (AMINS)	241,506	3,066,638
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	460,112	72,644,491
Partners Portfolio- I Class Shares (AMTP)	6,877,644	115,976,870
Regency Portfolio - S Class Shares (AMRS)	3,935,612	8,546,961
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	865,111	1,089,875
Socially Responsive Portfolio - I Class Shares (AMSRS)	492,843	2,083,819
Capital Appreciation Fund/VA - Service Class (OVCAFS)	78,242	665,743
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	2,981,472	30,402,653
Global Securities Fund/VA - Class 3 (OVGS3)	5,217,036	24,487,666
Global Securities Fund/VA - Non-Service Shares (OVGS)	3,137,225	13,524,526
Global Securities Fund/VA - Service Class (OVGSS)	128,784	592,206
High Income Fund/VA - Class 3 (OVHI3)	2,824,163	1,977,857
High Income Fund/VA - Non-Service Shares (OVHI)	0	154,344
High Income Fund/VA - Service Class (OVHIS)	190	14,875
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	3,971,683	27,136,732
Main Street Fund(R)/VA - Service Class (OVGIS)	85,253	596,188
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	16,032,936	17,847,659
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)	3,800	23,846
MidCap Fund/VA - Non-Service Shares (OVAG)	855,992	12,593,075
Strategic Bond Fund/VA - Service Class (OVSBS)	842,691	1,158,160
Real Return Portfolio - Administrative Class (PMVRRA)	264,760	245,005
Series D (Global Series) (SBLD)	51,502	62,093
Series J (Mid Cap Growth Series) (SBLJ)	59,330	47,885
Series N (Managed Asset Allocation Series) (SBLN)	29,466	23,531
Series O (All Cap Value Series) (SBLO)	92,674	582,798
Series P (High Yield Series) (SBLP)	385,868	195,681
Series Q (Small Cap Value Series) (SBLQ)	106,041	156,989
Series V (Mid Cap Value Series) (SBLV)	285,278	280,563
Series X (Small Cap Growth Series) (SBLX)	27,883	15,704
Series Y (Select 25 Series) (SBLY)	16,906	11,756
Total Return Portfolio - Administrative Class (PMVTRA)	1,282,417	683,496
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	362	9,570
Capital Growth Portfolio - Class II (ACEG2)	128,537	306,104
Comstock Portfolio - Class II (ACC2)	472,612	2,185,491
Diversified Stock Fund Class A Shares (VYDS)	105,299	2,249,817
Micro-Cap Portfolio - Investment Class (ROCMC)	152,598	190,244
Blue Chip Growth Portfolio - II (TRBCG2)	7,019,204	20,729,946
Equity Income Portfolio - II (TREI2)	3,116,631	9,600,197
Limited-Term Bond Portfolio - II (TRLT2)	11,458,370	28,394,193
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)	11,659,530	14,280,525
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	1,635,549	7,155,126
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)	11,122,585	14,340,277
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	485,921	1,781,530
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	36,970,484	19,151,591
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)	2,129,719	10,259,019
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	11,142,868	24,095,414
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)	1,912,661	35,118,512
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)	1,073,735	6,031,609
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)	1,902,932	2,475,768
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	7,346,465	5,641,134
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	5,129,855	32,059,413
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	15,156,614	8,260,317
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)	5,680,559	7,577,740
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)	3,334,426	6,254,268
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)	767,957	1,014,883
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	3,561,708	3,204,374
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	15,381,980	44,842,526
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)	991,352	2,294,110
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	994,965	4,667,893
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	6,704,719	11,488,660
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	1,614,618	11,307,663
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)	929,025	3,137,051
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)	1,623,068	14,446,796
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	2,667,692	123,171,651
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	4,863,027	574,659
International Equity Flex I Portfolio (obsolete) (WIEP)	738	3,220,874
International Equity Flex II Portfolio (obsolete) (WVCP)	32,964	1,275,805
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)	704,868	75,104,054
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)	182,212	37,920,371
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)	267,356	17,648,804
U.S. Equity Flex II Portfolio (obsolete) (WGIP)	449,373	8,558,427

Total	$1,696,197,273	$3,528,181,343

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2009. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Capital Manager Equity VIF (BBCMAG)
2009	0.95%	to	1.75%	79,522	$10.19	to	9.52	$780,089	0.86%	24.05%	to	22.87%
2008	0.95%	to	1.75%	110,981	8.21	to	7.75	884,049	1.32%	-38.81%	to	-39.38%
2007	0.95%	to	1.75%	152,662	13.42	to	12.79	1,993,781	2.69%	1.09%	to	0.33%
2006	0.95%	to	1.75%	167,149	13.27	to	12.75	2,170,620	1.06%	14.63%	to	13.76%
2005	0.95%	to	1.75%	173,891	11.58	to	11.2	1,977,946	1.46%	5.76%	to	4.95%
Large Cap VIF (BBGI)
2009	0.95%	to	1.75%	181,163	9.58	to	8.96	1,698,220	1.01%	17.37%	to	16.24%
2008	0.95%	to	1.90%	261,627	8.17	to	7.62	2,093,573	1.51%	-38.03%	to	-38.72%
2007	0.95%	to	1.90%	393,076	13.18	to	12.44	5,067,332	2.32%	-6.77%	to	-7.62%
2006	0.95%	to	2.00%	325,009	14.13	to	13.4	4,521,052	1.32%	20.13%	to	18.93%
2005	0.95%	to	2.00%	340,929	11.76	to	11.26	3,959,805	1.89%	5.89%	to	4.82%
Mid Cap Growth VIF (BBCA)
2009	0.95%	to	2.05%	93,676	12.21	to	11.14	1,121,159	0.00%	26.47%	to	24.76%
2008	0.95%	to	2.05%	117,435	9.66	to	8.93	1,112,358	0.00%	-52.24%	to	-52.82%
2007	0.95%	to	2.05%	194,644	20.22	to	18.93	3,836,231	0.00%	33.73%	to	32.32%
2006	0.95%	to	2.05%	212,034	15.12	to	14.31	3,142,013	0.43%	2.28%	to	1.21%
2005	0.95%	to	2.05%	221,842	14.78	to	14.14	3,227,954	0.00%	13.3%	to	12.12%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2009	0.95%	to	2.30%	1,329,525	12.1	to	12	16,061,460	2.54%	21.01%	to	19.95%	*
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
2009	0.95%	to	1.20%	118,233	9	to	10.73	1,195,448	0.00%	-10.00%	to	7.3%	*
U.S. Equity Flex I Portfolio (WSCP)
2009	0.95%	to	1.85%	465,051	10.85	to	10.83	5,075,301	0.00%	8.51%	to	8.26%	*
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2009	0.95%	to	2.30%	921,638	$12.04	to	11.13	10,981,625	0.00%	25.49%	to	23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2009	1.25%			7,927	14.31			113,433	2.77%	24%
2008	1.25%			7,919	11.54			91,385	2.94%	-17.11%
2007	1.25%			2,342	13.93			32,613	1.73%	8.9%
2006	1.25%			3,983	12.79			50,931	1.41%	9.04%
2005	1.25%			7,136	11.73			83,685	2.00%	6.32%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2009	0.95%	to	2.40%	14,689,565	9.53	to	12.59	138,297,870	0.01%	44.63%	to	42.3%
2008	0.95%	to	2.50%	15,992,721	6.59	to	8.75	105,562,337	0.01%	-44.84%	to	-45.72%
2007	0.95%	to	2.70%	19,196,350	11.94	to	15.84	237,096,056	0.17%	35.33%	to	33.04%
2006	0.95%	to	2.70%	20,957,631	8.83	to	11.9	208,004,922	0.13%	8.08%	to	6.22%
2005	0.95%	to	2.70%	25,585,852	8.17	to	11.21	235,739,185	0.01%	11.49%	to	9.6%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2009	0.95%	to	2.30%	1,031,386	12.72	to	11.44	12,931,641	0.00%	55.6%	to	53.35%
2008	0.95%	to	2.40%	1,067,580	8.18	to	7.41	8,611,584	0.09%	-44.43%	to	-45.3%
2007	0.95%	to	2.40%	1,356,019	14.71	to	13.55	19,686,825	0.31%	20.59%	to	18.9%
2006	0.95%	to	2.55%	1,632,227	12.2	to	11.31	19,619,098	0.00%	6.92%	to	5.25%
2005	0.95%	to	2.40%	1,809,622	11.41	to	10.81	20,407,786	0.00%	10.27%	to	8.69%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2009	0.95%	to	2.20%	4,618,124	4.2	to	3.7	19,180,095	0.00%	55.41%	to	53.45%
2008	0.95%	to	2.20%	5,376,361	2.7	to	2.41	14,382,179	0.09%	-44.5%	to	-45.21%
2007	0.95%	to	2.35%	7,228,127	4.87	to	4.33	34,779,860	0.30%	20.54%	to	18.9%
2006	0.95%	to	2.45%	10,187,641	4.04	to	3.61	40,276,993	0.00%	6.81%	to	5.25%
2005	0.95%	to	2.45%	12,377,329	3.78	to	3.43	45,930,367	0.00%	10.49%	to	8.85%
(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2009	1.25%			475	$13.54			$6,437	0.83%	21.02%
2008	0.95%	to	2.50%	140,574	11.38	to	10.41	1,579,143	0.67%	-36.85%	to	-37.84%
2007	0.95%	to	2.50%	177,353	18.02	to	16.74	3,150,367	0.47%	5.12%	to	3.47%
2006	0.95%	to	2.45%	204,029	17.14	to	16.25	3,456,456	0.10%	9.72%	to	8.11%
2005	0.95%	to	2.25%	312,325	15.63	to	15.11	4,849,120	1.55%	9.86%	to	8.49%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2009	0.95%	to	2.70%	4,589,729	24.6	to	21.49	111,311,388	0.42%	77.37%	to	74%
2008	0.95%	to	2.70%	4,486,666	13.87	to	12.35	61,384,776	2.75%	-52.66%	to	-53.56%
2007	0.95%	to	2.70%	6,157,632	29.3	to	26.59	178,045,971	0.44%	26.85%	to	24.76%
2006	0.95%	to	2.65%	6,727,631	23.1	to	21.36	153,417,136	2.17%	45.31%	to	43.03%
2005	0.95%	to	2.50%	5,457,024	15.9	to	15.02	85,809,891	1.07%	30.77%	to	28.84%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2009	0.95%	to	2.20%	5,558,077	14.47	to	12.76	79,406,176	0.42%	77.37%	to	75.13%
2008	0.95%	to	2.25%	6,684,942	8.16	to	12.71	54,098,651	2.65%	-52.68%	to	-53.36%
2007	0.95%	to	2.50%	8,694,808	17.24	to	26.63	153,997,686	0.44%	26.8%	to	24.96%
2006	0.95%	to	2.50%	10,413,775	13.6	to	21.31	164,415,764	1.85%	45.24%	to	43.19%
2005	0.95%	to	2.50%	12,338,040	9.36	to	14.88	134,879,076	0.99%	30.69%	to	28.76%
Investors Growth Stock Series - Service Class (MIGSC)
2009	1.25%	to	2.25%	17,463	11.17	to	10.47	194,959	0.44%	37.36%	to	35.97%
2008	1.25%	to	2.25%	18,125	8.13	to	7.7	147,243	0.29%	-37.77%	to	-38.40%
2007	1.25%	to	2.25%	20,042	13.07	to	12.5	261,817	0.09%	9.63%	to	8.51%
2006	1.25%	to	2.25%	23,107	11.92	to	11.51	275,266	0.00%	5.97%	to	4.9%
2005	1.25%	to	2.25%	25,301	11.25	to	10.98	284,412	0.15%	2.93%	to	9.77%	*
Mid Cap Growth Series - Service Class (MMCGSC)
2009	1.5%	to	2.60%	210,034	7.86	to	7.21	1,610,125	0.00%	39.13%	to	37.58%
2008	1.50%	to	2.60%	234,916	5.65	to	5.24	1,299,560	0.00%	-52.32%	to	-52.86%
2007	1.50%	to	2.60%	259,737	11.85	to	11.11	3,023,470	0.00%	7.86%	to	6.65%
2006	1.50%	to	2.60%	304,947	10.98	to	10.42	3,298,879	0.00%	0.77%	to	-0.36%
2005	1.50%	to	2.60%	337,675	10.9	to	10.46	3,634,793	0.00%	1.32%	to	0.19%
New Discovery Series - Service Class (MNDSC)
2009	1.50%	to	2.60%	106,493	11.38	to	10.44	1,173,015	0.00%	60.48%	to	58.69%
2008	1.50%	to	2.60%	101,953	7.09	to	6.58	703,563	0.00%	-40.43%	to	-41.1%
2007	1.50%	to	2.60%	114,943	11.9	to	11.17	1,340,506	0.00%	0.71%	to	-0.42%
2006	1.50%	to	2.60%	143,980	11.82	to	11.21	1,675,133	0.00%	11.24%	to	10%
2005	1.50%	to	2.60%	162,284	10.62	to	10.19	1,702,676	0.00%	3.46%	to	2.31%
Value Series - Service Class (MVFSC)
2009	0.95%	to	2.60%	3,696,423	9.55	to	11.18	36,396,990	1.16%	21.29%	to	19.27%
2008	0.95%	to	2.65%	3,458,496	7.87	to	8.59	28,395,671	1.10%	-33.38%	to	-34.58%
2007	0.95%	to	2.65%	3,388,372	11.82	to	13.13	42,262,876	0.89%	6.57%	to	4.8%
2006	0.95%	to	2.60%	2,656,741	11.09	to	13.65	31,544,216	0.21%	10.91%	to	17.38%	*
2005	1.50%	to	2.60%	311,423	12.12	to	11.63	3,727,418	0.64%	4.87%	to	3.71%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2009	0.95%	to	1.85%	397,097	10.53	to	10.18	4,149,190	9.45%	8.6%	to	7.62%
2008	0.95%	to	2.20%	797,752	9.69	to	9.32	7,688,511	4.53%	-11.06%	to	-12.2%
2007	0.95%	to	2.20%	1,037,706	10.9	to	10.62	11,267,437	4.26%	4.45%	to	3.14%
2006	0.95%	to	2.15%	385,528	10.43	to	10.3	4,016,565	0.90%	4.34%	to	3.51%	*
(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2009	1.50%	to	2.60%	63,439	$10.66	to	9.89	$659,139	6.43%	7.74%	to	6.54%
2008	1.50%	to	2.60%	75,504	9.9	to	9.29	731,256	4.73%	-11.8%	to	-12.78%
2007	1.50%	to	2.60%	93,300	11.22	to	10.65	1,030,437	3.94%	3.63%	to	2.47%
2006	1.50%	to	2.60%	60,560	10.83	to	10.39	647,614	4.75%	2.01%	to	0.88%
2005	1.50%	to	2.60%	37,278	10.61	to	10.3	391,951	2.96%	2.38%	to	1.24%
Emerging Markets Debt Portfolio - Class I (MSEM)
2009	0.95%	to	2.20%	466,768	23.82	to	29.48	13,214,085	7.81%	28.97%	to	27.35%
2008	0.95%	to	2.20%	586,733	18.47	to	23.15	12,992,341	7.09%	-15.78%	to	-16.86%
2007	0.95%	to	2.40%	837,101	21.93	to	27.34	22,021,247	6.99%	5.51%	to	4.01%
2006	0.95%	to	2.40%	1,142,148	20.79	to	26.29	28,742,683	8.28%	9.76%	to	8.2%
2005	0.95%	to	2.40%	1,499,114	18.94	to	24.29	34,255,801	7.61%	11.19%	to	9.63%
Mid Cap Growth Portfolio- class I (MSVMG)
2009	1.60%	to	1.75%	4,834	8.25	to	8.13	39,312	0.00%	55.14%	to	54.9%
2008	0.95%	to	2.20%	1,708,103	5.63	to	5.04	9,472,731	0.81%	-47.27%	to	-47.94%
2007	0.95%	to	2.20%	2,396,216	10.68	to	9.69	26,414,168	0.00%	21.49%	to	19.95%
2006	0.95%	to	2.65%	3,019,705	8.79	to	11.39	28,519,749	0.00%	8.24%	to	6.46%
2005	0.95%	to	2.25%	3,599,728	8.12	to	10.97	31,087,420	0.00%	16.45%	to	15.02%
U.S. Real Estate Portfolio - Class I (MSVRE)
2009	0.95%	to	1.75%	47,730	22.01	to	21.11	1,086,981	5.5%	27.13%	to	26.11%
2008	0.95%	to	2.85%	5,202,889	17.32	to	16.43	95,025,061	3.37%	-38.49%	to	-39.77%
2007	0.95%	to	2.85%	7,005,630	28.15	to	27.28	208,397,721	1.16%	-17.86%	to	-19.4%
2006	0.95%	to	2.85%	10,845,668	34.27	to	33.85	395,730,180	1.10%	36.74%	to	34.27%
2005	0.95%	to	2.85%	12,119,855	25.06	to	25.21	323,563,099	1.20%	15.94%	to	13.84%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2009	0.95%	to	1.70%	85,960	11.35	to	11.29	974,308	6.15%	13.46%	to	12.93%	*
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2009	0.95%	to	1.85%	31,259	12.48	to	12.41	389,738	1.14%	24.85%	to	24.14%	*
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2009	0.95%	to	2.20%	3,655,535	9.38	to	8.95	34,018,642	0.07%	22.24%	to	20.7%
2008	0.95%	to	2.40%	3,842,337	7.67	to	7.37	29,292,495	2.23%	-30.44%	to	-31.51%
2007	0.95%	to	2.40%	4,327,066	11.03	to	10.77	47,520,986	2.50%	5.13%	to	3.63%
2006	0.95%	to	2.40%	2,062,762	10.49	to	10.39	21,601,072	3.35%	4.9%	to	3.89%	*
American Funds NVIT Bond Fund - Class II (GVABD2)
2009	0.95%	to	2.20%	2,923,369	10.59	to	10.11	30,736,122	0.32%	11.08%	to	9.68%
2008	0.95%	to	2.40%	3,167,010	9.54	to	9.17	30,019,929	4.89%	-10.73%	to	-12.05%
2007	0.95%	to	2.55%	3,680,238	10.68	to	10.4	39,146,057	9.06%	2%	to	0.37%
2006	0.95%	to	2.20%	1,263,418	10.47	to	10.39	13,209,750	0.99%	4.72%	to	3.86%	*
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2009	0.95%	to	2.20%	2,651,292	10.4	to	9.92	27,381,129	0.00%	40.26%	to	38.34%
2008	0.95%	to	2.35%	2,607,903	7.42	to	7.14	19,230,688	2.63%	-39.22%	to	-40.13%
2007	0.95%	to	2.20%	2,609,463	12.2	to	11.95	31,717,801	2.69%	13.27%	to	11.84%
2006	0.95%	to	2.10%	1,678,343	10.77	to	10.69	18,050,298	0.13%	7.74%	to	6.91%	*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2009	0.95%	to	2.25%	4,400,289	8.67	to	8.24	37,905,563	0.00%	37.46%	to	35.45%
2008	0.95%	to	2.35%	3,724,440	6.31	to	6.07	23,357,171	2.02%	-44.74%	to	-45.59%
2007	0.95%	to	2.20%	3,258,610	11.41	to	11.18	37,045,639	0.62%	10.83%	to	9.48%
2006	0.95%	to	2.20%	2,097,865	10.3	to	10.21	21,564,598	1.17%	2.99%	to	2.12%	*
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2009	0.95%	to	2.05%	1,422,326	7.81	to	7.58	11,047,272	0.00%	29.45%	to	28.01%
2008	0.95%	to	2.40%	1,149,098	6.03	to	5.88	6,904,722	2.50%	-38.65%	to	-39.62%
2007	0.95%	to	2.00%	537,058	9.83	to	9.76	5,271,094	2.43%	-1.71%	to	-2.4%	*
(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Federated NVIT High Income Bond Fund - Class I (HIBF)
2009	0.95%	to	2.20%	2,432,766	$16.22	to	12.59	$38,123,665	9.44%	44.61%	to	42.79%
2008	0.95%	to	2.30%	3,127,646	11.21	to	9.12	33,826,109	8.67%	-28.67%	to	-29.68%
2007	0.95%	to	2.30%	4,627,823	15.72	to	12.97	69,992,650	7.15%	2.15%	to	0.79%
2006	0.95%	to	2.50%	6,422,082	15.39	to	12.66	95,058,287	6.90%	9.56%	to	7.88%
2005	0.95%	to	2.50%	8,998,545	14.05	to	11.74	121,811,097	6.73%	1.41%	to	-0.14%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2009	0.95%	to	2.20%	5,022,438	12.08	to	11.39	60,129,567	8.74%	44.69%	to	42.82%
2008	0.95%	to	2.65%	4,616,958	8.35	to	7.84	38,241,066	7.69%	-28.78%	to	-30.04%
2007	0.95%	to	2.65%	3,454,996	11.73	to	11.21	40,229,839	7.23%	2.18%	to	0.46%
2006	0.95%	to	2.65%	5,044,302	11.47	to	11.16	57,586,745	7.11%	9.55%	to	7.71%
2005	0.95%	to	2.65%	3,808,514	10.47	to	10.36	39,805,529	8.70%	4.74%	to	3.56%	*
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2009	0.95%	to	2.05%	92,773	23.3	to	21.01	2,128,566	1.19%	61.76%	to	59.97%
2008	0.95%	to	2.10%	117,608	14.4	to	11.28	1,661,841	1.11%	-58.16%	to	-58.71%
2007	0.95%	to	2.15%	168,853	34.42	to	27.22	5,566,627	0.66%	44.19%	to	42.63%
2006	0.95%	to	2.15%	210,317	23.87	to	19.08	4,768,329	0.70%	35.42%	to	33.95%
2005	0.95%	to	2.15%	260,253	17.63	to	14.25	4,361,320	0.58%	31.38%	to	29.92%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2009	0.95%	to	2.45%	2,343,389	25.54	to	22.73	59,011,515	1.29%	61.93%	to	59.09%
2008	0.95%	to	2.65%	2,568,733	15.77	to	14.09	39,928,488	1.05%	-58.23%	to	-59.01%
2007	0.95%	to	2.65%	4,177,260	37.76	to	34.38	155,857,887	0.66%	44.16%	to	41.87%
2006	0.95%	to	2.65%	4,406,546	26.19	to	24.23	114,010,525	0.72%	35.35%	to	33.2%
2005	0.95%	to	2.45%	4,965,345	19.35	to	18.33	95,170,769	0.52%	31.4%	to	29.54%
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
2009	1.50%	to	2.60%	57,783	19.68	to	18.47	1,113,594	1.11%	60.64%	to	58.85%
2008	1.50%	to	2.50%	57,587	12.25	to	11.68	694,612	0.97%	-58.5%	to	-58.92%
2007	1.50%	to	2.60%	83,699	29.52	to	28.34	2,439,812	0.63%	43.26%	to	41.65%
2006	1.50%	to	2.60%	68,138	20.61	to	20	1,391,052	0.65%	34.51%	to	33.02%
2005	1.50%	to	2.45%	39,305	15.32	to	15.08	598,733	0.49%	30.51%	to	29.25%
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	1.25%			1,356	16.23			22,007	3.98%	6.66%
2008	1.25%			1,501	15.22			22,846	2.73%	-33.78%
2007	1.25%			3,488	22.98			80,150	2.52%	18.92%
2006	1.25%			3,870	19.32			74,779	2.52%	35.85%
2005	1.25%			4,277	14.22			60,835	2.07%	5.06%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.95%	to	2.25%	617,366	15.35	to	13.82	9,320,767	3.54%	6.95%	to	5.55%
2008	0.95%	to	2.65%	1,126,815	14.35	to	12.75	15,873,203	2.95%	-33.54%	to	-34.72%
2007	0.95%	to	2.65%	1,589,344	21.59	to	19.54	33,738,996	2.31%	19.24%	to	17.31%
2006	0.95%	to	2.40%	2,128,548	18.11	to	16.87	38,016,144	2.48%	36.29%	to	34.39%
2005	0.95%	to	2.55%	1,719,422	13.29	to	12.48	22,577,766	2.40%	5.47%	to	3.87%
Gartmore NVIT International Equity Fund - Class I (GIG)
2009	0.95%	to	1.85%	108,942	10.94	to	10.05	1,173,520	0.96%	28.49%	to	27.32%
2008	0.95%	to	1.85%	95,197	8.51	to	7.9	799,141	1.41%	-46.57%	to	-47.06%
2007	0.95%	to	1.85%	100,313	15.94	to	14.92	1,534,448	0.42%	25.93%	to	24.78%
2006	0.95%	to	2.10%	121,194	12.65	to	10.95	1,468,870	1.17%	31.71%	to	30.34%
2005	0.95%	to	2.10%	138,198	9.61	to	8.4	1,272,654	0.96%	28.98%	to	27.58%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Gartmore NVIT International Equity Fund - Class III (GIG3)
2009	0.95%	to	2.45%	1,606,441	$17.35	to	15.44	$27,490,845	1.02%	28.44%	to	26.23%
2008	0.95%	to	2.65%	1,835,707	13.51	to	12.07	24,390,061	1.24%	-46.55%	to	-47.52%
2007	0.95%	to	2.65%	2,612,842	25.28	to	22.99	65,136,925	0.44%	25.93%	to	23.91%
2006	0.95%	to	2.45%	2,362,026	20.07	to	18.73	46,790,507	1.12%	31.69%	to	29.87%
2005	0.95%	to	2.55%	1,621,932	15.24	to	14.37	24,441,820	0.83%	28.94%	to	26.97%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2009	1.25%			8,052	6.98			56,219	0.85%	27.83%			*
2008	1.25%			5,501	5.46			30,035	1.01%	-45.38%			*
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
2009	0.95%	to	2.20%	586,309	13.82	to	9.34	7,979,898	1.04%	23.82%	to	22.25%
2008	0.95%	to	2.20%	726,959	11.16	to	7.64	7,984,545	0.74%	-44.87%	to	-45.57%
2007	0.95%	to	2.20%	930,932	20.25	to	14.04	18,529,122	0.39%	18.75%	to	17.25%
2006	0.95%	to	2.50%	1,244,511	17.05	to	12.53	20,854,713	0.82%	24.69%	to	22.86%
2005	0.95%	to	2.50%	1,665,870	13.67	to	10.2	22,435,929	0.92%	18.21%	to	16.45%
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2009	0.95%	to	2.20%	352,465	18.61	to	17.1	6,481,949	1.03%	23.81%	to	22.25%
2008	0.95%	to	2.20%	421,671	15.03	to	13.99	6,267,551	0.65%	-44.86%	to	-45.55%
2007	0.95%	to	2.30%	672,810	27.26	to	25.68	18,153,268	0.53%	18.8%	to	17.29%
2006	0.95%	to	2.45%	716,442	22.95	to	21.77	16,294,946	0.93%	24.62%	to	22.85%
2005	0.95%	to	2.40%	703,872	18.42	to	17.75	12,874,064	0.71%	18.21%	to	16.57%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2009	0.95%	to	2.30%	13,082,723	7.8	to	7.6	101,820,966	0.18%	51.51%	to	49.15%
2008	0.95%	to	1.65%	24,053	5.15	to	5.12	123,576	0.00%	-48.51%	to	-48.75%	*
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2009	0.95%	to	2.20%	545,466	8	to	7.81	4,351,485	0.47%	30.29%	to	28.45%
2008	0.95%	to	2.20%	1,045,538	6.14	to	6.08	6,412,440	0.50%	-38.61%	to	-39.18%	*
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2009	2.20%			217	7.81			1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2009	0.95%	to	1.40%	291,521	8.15	to	8.07	2,370,573	0.96%	27.97%	to	27.21%
2008	0.95%	to	1.65%	203,409	6.37	to	6.34	1,293,902	1.60%	-36.28%	to	-36.63%	*
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2009	0.95%	to	1.75%	589,939	9.42	to	9.29	5,537,130	2.17%	18.68%	to	17.72%
2008	0.95%	to	1.65%	382,103	7.94	to	7.9	3,028,279	1.57%	-20.62%	to	-20.99%	*
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2009	0.95%	to	1.80%	418,388	8.87	to	8.75	3,698,081	1.41%	22.98%	to	21.93%
2008	0.95%	to	1.80%	559,727	7.21	to	7.17	4,026,132	1.69%	-27.86%	to	-28.31%	*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2009	0.95%	to	1.85%	581,196	10.18	to	10.02	5,894,080	2.88%	11.95%	to	10.93%
2008	0.95%	to	2.00%	283,337	9.09	to	9.03	2,573,288	1.66%	-9.09%	to	-9.74%	*
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2009	0.95%	to	1.85%	1,273,021	9.15	to	9	11,603,008	1.95%	20.79%	to	19.61%
2008	0.95%	to	1.85%	742,815	7.57	to	7.52	5,617,401	1.74%	-24.27%	to	-24.76%	*
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2009	0.95%	to	1.60%	487,057	8.59	to	8.49	4,172,398	1.51%	25.38%	to	24.55%
2008	0.95%	to	1.65%	303,444	6.85	to	6.81	2,076,138	1.62%	-31.5%	to	-31.86%	*
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2009	0.95%	to	1.85%	633,405	9.7	to	9.55	6,123,239	2.42%	16.56%	to	15.47%
2008	0.95%	to	1.85%	445,889	8.32	to	8.27	3,703,801	2.01%	-16.81%	to	-17.34%	*
NVIT Core Bond Fund - Class I (NVCBD1)
2009	0.95%	to	2.30%	669,759	10.65	to	10.41	7,107,261	3.38%	7.75%	to	6.31%
2008	0.95%	to	2.05%	109,155	9.88	to	9.81	1,077,426	3.03%	-1.18%	to	-1.91%	*
NVIT Core Bond Fund - Class II (NVCBD2)
2009	1.50%	to	2.50%	63,999	10.51	to	10.33	668,098	3.22%	6.96%	to	5.88%
2008	1.50%	to	2.50%	10,259	9.82	to	9.76	100,446	3.99%	-1.76%	to	-2.43%	*
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2009	0.95%	to	2.20%	344,564	11.38	to	11.14	3,910,872	5.36%	15.33%	to	13.88%
2008	0.95%	to	1.65%	53,319	9.87	to	9.82	525,408	3.84%	-1.34%	to	-1.8%	*

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Fund - Class I (TRF)
2009	0.95%	to	2.30%	11,511,657	$11.21	to	8.07	$127,435,570	1.32%	24.9%	to	22.98%
2008	0.95%	to	2.65%	13,778,445	8.97	to	6.33	122,081,060	1.37%	-42.11%	to	-43.17%
2007	0.95%	to	2.65%	18,302,786	15.5	to	11.15	279,523,271	1.05%	7.15%	to	5.36%
2006	0.95%	to	2.65%	23,824,168	14.47	to	10.58	339,222,705	1.89%	12.55%	to	10.67%
2005	0.95%	to	2.65%	29,996,004	12.85	to	9.56	380,305,497	0.88%	6.42%	to	4.65%
NVIT Fund - Class II (TRF2)
2009	1.50%	to	2.60%	90,233	9.72	to	8.92	855,533	1.09%	23.67%	to	22.29%
2008	1.50%	to	2.60%	87,219	7.86	to	7.29	671,229	1.14%	-42.49%	to	-43.13%
2007	1.50%	to	2.60%	115,811	13.66	to	12.82	1,545,946	0.76%	6.27%	to	5.07%
2006	1.50%	to	2.60%	181,993	12.86	to	12.2	2,282,112	0.92%	11.7%	to	10.46%
2005	1.50%	to	2.60%	195,744	11.51	to	11.05	2,210,461	0.67%	5.44%	to	4.26%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	1.25%			294	12.61			3,712	1.13%	30.11%
2008	1.25%			346	9.69			3,353	1.82%	-46.95%
2007	1.25%			1,311	18.27			23,954	3.02%	-2.3%
2006	1.25%			1,731	18.7			32,372	1.24%	18.82%
2005	1.25%			2,396	15.74			37,710	1.26%	9.77%
NVIT Global Financial Services Fund - Class III (GVGFS)
2009	0.95%	to	2.15%	331,596	13.3	to	12.08	4,332,608	1.1%	30.68%	to	29.09%
2008	0.95%	to	2.40%	450,548	10.18	to	9.2	4,511,348	2.07%	-46.73%	to	-47.6%
2007	0.95%	to	2.65%	451,291	19.11	to	17.29	8,480,901	2.92%	-2.07%	to	-3.71%
2006	0.95%	to	2.65%	674,775	19.51	to	17.96	12,967,114	2.05%	19.2%	to	17.25%
2005	0.95%	to	2.60%	740,148	16.37	to	15.35	11,984,534	1.58%	10.12%	to	8.35%
NVIT Government Bond Fund - Class I (GBF)
2009	0.95%	to	2.45%	18,571,113	17.17	to	13.31	298,915,230	3.28%	1.71%	to	0.2%
2008	0.95%	to	2.70%	25,449,213	16.88	to	12.95	401,600,441	4.25%	6.7%	to	4.84%
2007	0.95%	to	2.55%	29,988,338	15.82	to	12.52	441,809,358	4.36%	6.13%	to	4.44%
2006	0.95%	to	2.55%	34,986,437	14.91	to	11.99	483,859,446	3.96%	2.36%	to	0.72%
2005	0.95%	to	2.60%	42,401,094	14.56	to	11.86	575,425,464	3.64%	2.29%	to	0.6%
NVIT Government Bond Fund - Class II (GBF2)
2009	1.50%	to	2.60%	853,076	12.65	to	11.6	10,524,843	3.1%	0.89%	to	-0.23%
2008	1.50%	to	2.60%	1,063,595	12.54	to	11.63	13,041,427	3.97%	5.87%	to	4.69%
2007	1.50%	to	2.60%	1,206,275	11.84	to	11.11	14,003,822	4.17%	5.3%	to	4.12%
2006	1.50%	to	2.60%	1,305,790	11.24	to	10.67	14,449,913	3.79%	1.46%	to	0.33%
2005	1.50%	to	2.60%	1,433,490	11.08	to	10.64	15,694,602	3.40%	1.47%	to	0.34%
NVIT Growth Fund - Class I (CAF)
2009	0.95%	to	2.05%	4,093,988	7.5	to	4.7	29,698,562	0.56%	32.2%	to	30.74%
2008	0.95%	to	2.50%	4,801,429	5.67	to	3.62	26,271,368	0.27%	-39.29%	to	-40.29%
2007	0.95%	to	2.50%	6,528,710	9.34	to	6.06	58,670,198	0.17%	18.4%	to	16.62%
2006	0.95%	to	2.50%	8,225,494	7.89	to	5.2	62,375,925	0.05%	5.16%	to	3.55%
2005	0.95%	to	2.50%	10,681,078	7.5	to	5.02	77,433,925	0.08%	5.49%	to	3.88%
NVIT Health Sciences Fund - Class I (GVGH1)
2009	1.25%			5,321	12.54			66,726	0.29%	17.67%
2008	1.25%			6,333	10.66			67,510	0.29%	-26.15%
2007	1.25%			7,058	14.43			101,855	0.08%	11.74%
2006	1.25%			7,575	12.92			97,832	0.00%	1.43%
2005	1.25%			8,212	12.73			104,566	0.00%	7.09%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.95%	to	2.60%	1,040,801	13.12	to	11.48	13,394,642	0.3%	17.98%	to	16.02%
2008	0.95%	to	2.65%	1,656,216	11.12	to	9.87	18,079,598	0.26%	-25.94%	to	-27.26%
2007	0.95%	to	2.65%	1,469,574	15.01	to	13.57	21,665,919	0.07%	12.15%	to	10.26%
2006	0.95%	to	2.65%	1,954,346	13.38	to	12.31	25,738,556	0.00%	1.73%	to	0.01%
2005	0.95%	to	2.65%	2,518,573	13.16	to	12.31	32,740,994	0.00%	7.4%	to	5.6%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT International Index Fund - Class VIII (GVIX8)
2009	0.95%	to	1.85%	362,938	$8.48	to	8.2	$3,066,717	2.76%	27.39%	to	26.23%
2008	0.95%	to	2.20%	274,031	6.65	to	6.43	1,817,251	1.83%	-43.63%	to	-44.42%
2007	0.95%	to	2.20%	362,329	11.8	to	11.56	4,265,033	1.50%	8.34%	to	6.97%
2006	0.95%	to	2.25%	115,357	10.89	to	10.8	1,254,445	1.67%	8.94%	to	7.99%	*
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	0.95%	to	2.60%	4,157,079	12.47	to	10.91	50,579,875	1%	26%	to	23.73%
2008	0.95%	to	2.65%	4,774,409	9.9	to	8.79	46,171,625	2.06%	-37.44%	to	-38.58%
2007	0.95%	to	2.65%	5,211,450	15.82	to	14.31	80,716,360	1.96%	4.95%	to	3.2%
2006	0.95%	to	2.65%	6,062,158	15.08	to	13.86	89,691,367	2.02%	15.76%	to	13.85%
2005	0.95%	to	2.65%	5,839,704	13.02	to	12.18	74,890,629	1.87%	6.91%	to	5.13%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2009	0.95%	to	1.85%	127,959	11.57	to	11.5	1,477,660	1.94%	15.66%	to	15%	*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2009	0.95%	to	1.20%	61,529	12.13	to	12.11	745,662	1.69%	21.27%	to	21.07%	*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	0.95%	to	2.6%	5,109,651	12.47	to	10.91	62,303,928	1.86%	8.05%	to	6.25%
2008	0.95%	to	2.65%	6,279,027	11.54	to	10.25	70,932,244	3.37%	-6.92%	to	-8.51%
2007	0.95%	to	2.65%	7,077,704	12.4	to	11.2	86,027,776	3.28%	4.37%	to	2.6%
2006	0.95%	to	2.65%	8,816,232	11.88	to	10.91	102,990,687	3.08%	5.16%	to	3.38%
2005	0.95%	to	2.65%	9,613,350	11.29	to	10.56	107,088,116	2.76%	2.33%	to	0.6%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.95%	to	2.60%	24,580,501	11.28	to	11.07	303,672,799	1.42%	5.32%	to	15.97%
2008	0.95%	to	2.65%	25,414,593	10.71	to	9.51	265,963,303	2.73%	-23.93%	to	-25.27%
2007	0.95%	to	2.65%	32,085,878	14.08	to	12.73	442,506,944	2.66%	4.65%	to	2.89%
2006	0.95%	to	2.65%	36,140,122	13.45	to	12.37	477,611,346	2.40%	10.3%	to	8.45%
2005	0.95%	to	2.65%	37,043,015	12.2	to	11.4	445,329,806	2.28%	4.35%	to	2.6%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	0.95%	to	2.60%	11,933,118	12.7	to	11.12	147,623,643	1.2%	23.21%	to	21.16%
2008	0.95%	to	2.85%	14,184,832	10.31	to	9.03	142,707,758	2.41%	-32.04%	to	-33.4%
2007	0.95%	to	2.85%	17,437,628	15.17	to	13.55	258,849,290	2.30%	5.14%	to	3.17%
2006	0.95%	to	2.85%	19,708,022	14.43	to	13.14	278,982,910	2.19%	13.46%	to	11.34%
2005	0.95%	to	2.85%	20,208,078	12.72	to	11.8	253,047,764	2.10%	6.06%	to	4.08%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	0.95%	to	2.60%	7,849,777	12.71	to	11.13	97,464,346	1.65%	13.47%	to	11.58%
2008	0.95%	to	2.65%	9,861,417	11.2	to	9.95	107,990,890	3.08%	-15.85%	to	-17.32%
2007	0.95%	to	2.65%	11,879,449	13.31	to	12.03	154,894,244	3.02%	4.85%	to	3.08%
2006	0.95%	to	2.65%	13,785,352	12.7	to	11.67	171,885,452	2.72%	7.4%	to	5.59%
2005	0.95%	to	2.65%	15,406,649	11.82	to	11.06	179,533,287	2.60%	3.5%	to	1.75%
NVIT Leaders Fund - Class I (GVUS1)
2008	1.25%			221	8.28			1,830	0.78%	-50.53%
2007	1.25%			241	16.74			4,035	1.07%	10.16%
NVIT Leaders Fund - Class III (GVUSL)
2009	0.95%	to	2.20%	503,325	$12.24	to	11.06	6,073,923	0.85%	32.62%	to	30.95%
2008	0.95%	to	2.25%	663,781	9.23	to	8.43	6,047,515	0.76%	-50.42%	to	-51.13%
2007	0.95%	to	2.25%	854,701	18.61	to	17.25	15,708,795	0.96%	10.49%	to	9.1%
2006	0.95%	to	2.65%	1,305,544	16.84	to	15.5	21,591,447	0.73%	15.02%	to	13.12%
2005	0.95%	to	2.65%	974,521	14.64	to	13.7	14,087,780	1.51%	9.26%	to	7.46%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	0.95%	to	2.30%	5,661,511	$20.54	to	16.09	$120,603,219	0.95%	35.46%	to	33.44%
2008	0.95%	to	2.45%	7,039,039	15.16	to	11.88	110,411,233	1.23%	-37.07%	to	-38.08%
2007	0.95%	to	2.70%	9,280,128	24.09	to	18.75	231,258,728	1.40%	6.53%	to	4.7%
2006	0.95%	to	2.70%	12,312,327	22.62	to	17.9	289,809,079	1.14%	8.85%	to	6.99%
2005	0.95%	to	2.70%	14,674,682	20.78	to	16.74	316,647,935	1.01%	11.04%	to	9.15%
NVIT Money Market Fund - Class I (SAM)
2009	0.95%	to	2.70%	31,981,566	12.84	to	10.08	394,485,878	0.04%	-0.91%	to	-2.66%
2008	0.95%	to	2.70%	55,065,021	12.96	to	10.35	684,634,966	2.01%	1.08%	to	-0.69%
2007	0.95%	to	2.70%	49,223,324	12.82	to	10.43	604,987,318	4.73%	3.79%	to	1.97%
2006	0.95%	to	2.60%	45,891,908	12.35	to	10.07	541,867,251	4.73%	3.54%	to	1.82%
2005	0.95%	to	2.60%	45,063,953	11.93	to	9.89	515,102,832	2.84%	1.7%	to	0.01%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2009	1.10%			813	13.48			10,958	0.00%	34.8%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2009	0.95%	to	2.40%	9,022,689	8.25	to	8.03	74,212,142	0.87%	35.16%	to	32.99%
2008	0.95%	to	2.20%	634,973	6.1	to	6.04	3,869,465	0.11%	-38.99%	to	-39.56%	*
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2009	1.25%			230	11.82			2,718	1.88%	27.89%
2008	1.25%			249	9.24			2,301	1.55%	-47.15%
2007	1.25%			269	17.49			4,704	1.71%	1.42%
2006	1.25%			290	17.24			5,000	1.84%	20.88%
2005	1.25%			313	14.26			4,465	1.14%	10.39%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2009	0.95%	to	2.20%	1,150,634	15.49	to	14.23	17,575,662	2.06%	28.6%	to	26.98%
2008	0.95%	to	2.25%	1,767,075	12.04	to	11.2	21,040,830	1.71%	-46.84%	to	-47.63%
2007	0.95%	to	2.40%	2,772,176	22.65	to	21.23	62,192,874	2.18%	1.95%	to	0.51%
2006	0.95%	to	2.65%	3,773,123	22.22	to	20.92	83,144,686	2.01%	21.58%	to	19.6%
2005	0.95%	to	2.65%	3,202,480	18.28	to	17.49	58,153,730	1.57%	10.99%	to	9.16%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2009	1.50%	to	2.60%	67,302	10.37	to	9.73	687,819	0.99%	27.55%	to	26.12%
2008	1.50%	to	2.60%	78,668	8.13	to	7.71	631,418	1.60%	-47.26%	to	-47.85%
2007	1.50%	to	2.60%	106,356	15.41	to	14.79	1,622,051	2.12%	1.15%	to	0.01%
2006	1.50%	to	2.60%	110,527	15.23	to	14.79	1,669,584	2.05%	20.58%	to	19.23%
2005	1.50%	to	2.45%	67,378	12.63	to	12.43	847,614	1.29%	10.13%	to	9.07%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2009	0.95%	to	2.20%	1,116,209	8.13	to	7.94	9,044,189	0.86%	28.54%	to	26.74%
2008	0.95%	to	1.60%	8,873	6.32	to	6.3	56,087	0.27%	-36.76%	to	-37.04%	*
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2009	1.50%	to	2.60%	138,048	8.02	to	7.87	1,101,310	0.48%	27.41%	to	25.99%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2009	0.95%	to	2.60%	671,187	7.96	to	7.74	5,292,201	1.17%	26.2%	to	24.1%
2008	0.95%	to	2.20%	14,426	6.31	to	6.25	90,859	0.69%	-36.92%	to	-37.45%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	0.95%	to	2.40%	13,643,300	7.86	to	7.65	106,907,689	0.00%	25.91%	to	23.87%
2008	0.95%	to	2.20%	246,427	6.24	to	6.18	1,535,794	0.00%	-37.6%	to	-38.17%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2009	1.20%	to	2.10%	970,197	7.79	to	7.67	7,545,630	0.00%	25.19%	to	24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2009	0.95%	to	2.25%	9,387,443	8.68	to	8.49	81,175,736	1.17%	29.23%	to	27.53%
2008	0.95%	to	2.20%	457,440	6.71	to	6.65	3,067,897	1.04%	-32.85%	to	-33.46%	*
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2009	0.95%	to	2.20%	2,405,794	11.76	to	10.27	27,692,099	0.00%	26.25%	to	24.66%
2008	0.95%	to	2.65%	2,959,328	9.31	to	7.87	26,975,411	0.00%	-46.93%	to	-47.93%
2007	0.95%	to	2.65%	3,798,082	17.55	to	15.12	65,218,049	0.00%	8.7%	to	6.87%
2006	0.95%	to	2.65%	5,120,028	16.14	to	14.15	80,726,968	0.00%	2.23%	to	0.52%
2005	0.95%	to	2.65%	5,993,892	15.79	to	14.08	92,742,674	0.00%	7.07%	to	5.29%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2009	1.50%	to	2.60%	75,333	$8.1	to	7.43	$594,293	0.00%	25.28%	to	23.88%
2008	1.50%	to	2.60%	93,131	6.47	to	6	588,793	0.00%	-47.34%	to	-47.93%
2007	1.50%	to	2.60%	103,133	12.28	to	11.52	1,241,038	0.00%	7.85%	to	6.64%
2006	1.50%	to	2.60%	122,637	11.38	to	10.8	1,373,239	0.00%	1.44%	to	0.31%
2005	1.50%	to	2.60%	180,755	11.22	to	10.77	2,007,699	0.00%	6.12%	to	4.94%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	0.95%	to	2.40%	5,299,089	20	to	14.61	119,917,757	0.58%	25.02%	to	23.19%
2008	0.95%	to	2.85%	6,639,101	16	to	13.6	120,429,640	1.07%	-32.8%	to	-34.17%
2007	0.95%	to	2.85%	9,022,810	23.81	to	20.66	244,691,979	1.12%	-7.78%	to	-9.53%
2006	0.95%	to	2.85%	12,096,038	25.82	to	22.84	359,425,766	0.44%	16.18%	to	14.02%
2005	0.95%	to	2.85%	15,479,024	22.22	to	20.03	393,884,010	0.06%	2.1%	to	0.19%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2009	1.50%	to	2.60%	123,050	11.13	to	10.21	1,335,668	0.54%	23.97%	to	22.59%
2008	1.50%	to	2.60%	148,938	8.98	to	8.33	1,308,555	0.86%	-33.32%	to	-34.06%
2007	1.50%	to	2.60%	199,657	13.47	to	12.64	2,640,730	0.94%	-8.63%	to	-9.66%
2006	1.50%	to	2.60%	241,778	14.74	to	13.99	3,513,687	0.22%	15.35%	to	14.06%
2005	1.50%	to	2.60%	265,601	12.78	to	12.26	3,359,146	0.00%	1.24%	to	0.12%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	0.95%	to	2.25%	6,145,117	18.81	to	11.32	125,332,191	0.27%	33.42%	to	31.67%
2008	0.95%	to	2.65%	7,666,352	14.1	to	12.51	117,309,267	0.78%	-38.78%	to	-39.91%
2007	0.95%	to	2.70%	10,099,992	23.03	to	20.72	253,285,980	0.08%	1.16%	to	-0.59%
2006	0.95%	to	2.70%	12,928,900	22.77	to	20.84	324,063,535	0.10%	10.98%	to	9.08%
2005	0.95%	to	2.70%	15,568,695	20.51	to	19.11	350,774,843	0.00%	11.25%	to	9.37%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2009	1.50%	to	2.60%	239,791	12.42	to	11.4	2,898,029	0.16%	32.41%	to	30.93%
2008	1.50%	to	2.60%	281,038	9.38	to	8.7	2,575,248	0.59%	-39.28%	to	-39.96%
2007	1.50%	to	2.60%	316,449	15.45	to	14.5	4,795,091	0.00%	0.36%	to	-0.77%
2006	1.50%	to	2.60%	350,572	15.39	to	14.61	5,311,628	0.05%	10.08%	to	8.85%
2005	1.50%	to	2.60%	364,034	13.98	to	13.42	5,027,436	0.00%	10.33%	to	9.1%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2009	0.95%	to	2.60%	5,382,701	15.24	to	12.59	80,458,840	9.45%	23.2%	to	21.15%
2008	0.95%	to	2.60%	6,067,116	12.37	to	10.39	73,652,612	6.83%	-18.08%	to	-19.44%
2007	0.95%	to	2.60%	9,025,394	15.1	to	12.83	133,623,996	3.91%	3.63%	to	1.91%
2006	0.95%	to	2.65%	10,669,793	14.57	to	12.54	152,161,010	3.94%	3.84%	to	2.08%
2005	0.95%	to	2.65%	12,458,176	14.03	to	12.28	171,819,314	3.90%	1.21%	to	-0.5%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2009	0.95%	to	2.20%	2,035,595	10.48	to	10.26	21,275,367	2.48%	6.09%	to	4.77%
2008	0.95%	to	2.20%	208,273	9.88	to	9.8	2,054,736	2.36%	-1.2%	to	-2.03%	*
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.95%	to	1.90%	318,647	3.04	to	2.78	956,649	0.00%	51.02%	to	49.57%
2008	0.95%	to	1.90%	374,006	2.02	to	1.86	747,529	0.00%	-49.06%	to	-49.55%
2007	0.95%	to	2.20%	455,623	3.96	to	4.45	1,833,559	0.00%	18.95%	to	17.53%
2006	0.95%	to	2.20%	572,880	3.33	to	3.78	1,988,895	0.00%	10.12%	to	8.78%
2005	0.95%	to	2.20%	788,346	3.02	to	2.83	2,499,299	0.00%	-1.46%	to	-2.7%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.95%	to	2.25%	1,054,005	$11.26	to	10.17	$11,699,017	0.00%	51%	to	49.02%
2008	0.95%	to	2.40%	530,725	7.45	to	6.75	3,893,594	0.00%	-49.08%	to	-49.89%
2007	0.95%	to	2.55%	1,242,540	14.64	to	13.36	17,936,450	0.00%	19.04%	to	17.2%
2006	0.95%	to	2.40%	1,016,600	12.3	to	11.48	12,346,090	0.00%	10.03%	to	8.47%
2005	0.95%	to	2.40%	916,675	11.18	to	10.59	10,136,663	0.00%	-1.46%	to	-2.91%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	1.25%	to	2.25%	21,372	12.91	to	9.51	240,376	0.00%	24.27%	to	23.01%
2008	1.25%	to	2.25%	32,147	10.39	to	7.74	303,734	0.00%	-42.03%	to	-42.62%
2007	1.25%	to	2.25%	29,414	17.91	to	13.48	491,713	0.00%	20.95%	to	19.72%
2006	1.25%	to	2.25%	30,749	14.81	to	11.26	430,940	0.36%	-1.53%	to	-2.53%
2005	1.25%	to	2.25%	21,415	15.04	to	11.55	316,390	0.00%	10.57%	to	15.52%	*
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
2009	0.95%	to	2.60%	657,631	12.17	to	10.65	7,854,087	0.00%	24.6%	to	22.52%
2008	0.95%	to	2.60%	806,416	9.76	to	8.69	7,732,189	0.00%	-41.82%	to	-42.79%
2007	0.95%	to	2.60%	1,182,851	16.78	to	15.19	19,501,101	0.00%	21.26%	to	19.23%
2006	0.95%	to	2.65%	1,642,957	13.84	to	12.72	22,390,777	0.25%	-1.23%	to	-2.89%
2005	0.95%	to	2.65%	1,991,805	14.01	to	13.1	27,583,203	0.00%	10.93%	to	9.1%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2009	0.95%	to	1.85%	103,250	12.98	to	12.9	1,339,008	0.33%	29.77%	to	28.98%	*
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
2009	1.95%			983	12.87			12,649	0.00%	28.68%			*
Templeton NVIT International Value Fund - Class III (NVTIV3)
2009	0.95%	to	2.20%	452,463	12.95	to	12.85	5,854,117	0.45%	29.52%	to	28.49%	*
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2009	0.95%	to	2.20%	2,805,689	10.74	to	7.97	29,662,654	1.09%	27.33%	to	25.55%
2008	0.95%	to	2.65%	3,874,794	8.43	to	6.06	32,033,298	1.92%	-37.59%	to	-38.75%
2007	0.95%	to	2.60%	5,253,145	13.51	to	9.94	69,826,598	1.77%	-3.15%	to	-4.72%
2006	0.95%	to	2.60%	6,614,484	13.95	to	10.43	90,688,992	1.68%	14.81%	to	12.95%
2005	0.95%	to	2.60%	7,349,707	12.15	to	9.24	88,152,657	1.60%	3.26%	to	1.59%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2009	0.95%	to	2.60%	13,652,000	7.27	to	7.07	98,956,949	2.14%	29.59%	to	27.43%
2008	0.95%	to	1.95%	155,589	5.61	to	5.57	871,617	4.12%	-43.89%	to	-44.27%	*
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2009	0.95%	to	2.35%	2,844,136	10.38	to	9.44	29,105,787	7.43%	12.25%	to	10.66%
2008	0.95%	to	2.35%	3,139,734	9.25	to	8.53	28,745,640	3.94%	-14.25%	to	-15.46%
2007	0.95%	to	2.35%	4,927,107	10.78	to	10.09	52,802,423	2.80%	3.77%	to	2.3%
2006	0.95%	to	2.35%	5,053,380	10.39	to	9.86	52,415,451	3.28%	3.21%	to	1.76%
2005	0.95%	to	2.35%	4,630,463	10.07	to	9.69	46,690,045	2.91%	0.48%	to	-0.93%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2009	0.95%	to	1.90%	356,059	10.9	to	10.83	3,876,841	0.81%	8.97%	to	8.27%	*
Low Duration Portfolio - Advisor Class (PMVLAD)
2009	0.95%	to	2.25%	1,622,430	10.98	to	10.88	17,783,700	1.43%	9.76%	to	8.83%	*
V.I. Basic Balanced Fund - Series I (AVB)
2009	0.95%	to	2.05%	37,731	9.46	to	8.63	347,836	5.62%	32.57%	to	30.94%
2008	0.95%	to	2.05%	43,568	7.14	to	6.59	302,629	4.40%	-38.91%	to	-39.65%
2007	0.95%	to	2.05%	51,932	11.69	to	10.92	592,270	2.78%	1.23%	to	0.14%
2006	0.95%	to	2.05%	67,132	11.54	to	10.91	759,789	1.91%	9.51%	to	8.33%
2005	0.95%	to	2.05%	72,175	10.54	to	10.07	749,591	1.43%	4.29%	to	3.16%
V.I. Basic Value Fund - Series II (AVBV2)
2009	1.25%			8,622	9.4			81,041	0.02%	45.89%
2008	0.95%	to	2.60%	642,858	5.1	to	5.51	3,559,622	0.46%	-52.36%	to	-53.16%
2007	0.95%	to	2.60%	689,206	10.71	to	11.75	8,284,492	0.33%	0.4%	to	-1.29%
2006	0.95%	to	2.60%	788,633	10.67	to	11.91	9,603,590	0.13%	6.66%	to	10.01%	*
2005	1.50%	to	2.60%	723,691	11.28	to	10.82	8,064,422	0.00%	3.85%	to	2.69%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
V.I. Capital Appreciation Fund - Series I (AVCA)
2009	0.95%	to	1.75%	11,670	$9	to	5.76	$101,643	0.71%	19.93%	to	18.76%
2008	0.95%	to	1.75%	11,674	7.51	to	4.85	85,201	0.00%	-43.04%	to	-43.57%
2007	0.95%	to	1.75%	14,793	13.18	to	8.59	190,381	0.00%	10.94%	to	10.1%
2006	0.95%	to	1.75%	16,225	11.88	to	7.81	189,293	0.06%	5.29%	to	4.49%
2005	0.95%	to	1.75%	16,471	11.28	to	7.47	182,226	0.06%	7.81%	to	6.97%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2009	0.95%	to	2.60%	147,550	7.45	to	8.01	1,192,449	0.23%	19.57%	to	17.58%
2008	0.95%	to	2.60%	153,590	6.23	to	6.81	1,048,390	0.00%	-43.17%	to	-44.12%
2007	0.95%	to	2.60%	161,870	10.96	to	12.19	1,968,091	0.00%	10.67%	to	8.81%
2006	0.95%	to	2.60%	157,478	9.9	to	11.21	1,783,140	0.00%	-0.98%	to	3.31%	*
2005	1.50%	to	2.60%	135,164	11.3	to	10.85	1,507,567	0.00%	6.95%	to	5.76%
V.I. Capital Development Fund - Series II (AVCD2)
2009	0.95%	to	2.50%	208,876	8.15	to	10.18	1,772,494	0.00%	40.64%	to	38.44%
2008	0.95%	to	2.50%	194,563	5.79	to	7.35	1,175,536	0.00%	-47.63%	to	-48.45%
2007	0.95%	to	2.60%	344,231	11.06	to	14.22	3,993,353	0.00%	9.49%	to	7.66%
2006	0.95%	to	2.60%	240,855	10.11	to	13.2	2,691,334	0.00%	1.05%	to	13.24%	*
2005	1.50%	to	2.45%	17,863	11.88	to	11.69	211,370	0.00%	7.63%	to	6.6%
V.I. Core Equity Fund - Series I (AVGI)
2009	0.95%	to	1.55%	41,016	12.56	to	11.96	497,604	2.3%	27.08%	to	26.31%
2008	0.95%	to	1.55%	31,402	9.89	to	9.47	301,847	1.70%	-30.81%	to	-31.23%
2007	0.95%	to	1.55%	45,118	14.29	to	13.77	628,584	1.14%	7.08%	to	6.43%
2006	0.95%	to	1.55%	46,417	13.34	to	12.93	605,844	0.86%	15.6%	to	14.9%
2005	0.95%	to	1.55%	13,069	11.54	to	11.26	147,684	1.40%	4.31%	to	3.68%
V.I. Core Equity Fund - Series II (AVCE2)
2009	1.50%	to	2.60%	113,102	9.92	to	9.52	1,105,384	1.48%	26.06%	to	24.65%
2008	1.50%	to	2.60%	161,347	7.87	to	7.63	1,255,694	2.13%	-31.37%	to	-32.14%
2007	1.50%	to	2.60%	148,885	11.46	to	11.25	1,696,260	0.91%	6.25%	to	5.06%
2006	1.50%	to	2.60%	173,478	10.79	to	10.71	1,867,311	1.03%	7.89%	to	7.08%	*
V.I. Global Health Care Fund - Series I (IVHS)
2009	0.95%	to	1.25%	11,235	10.55	to	10.44	117,816	0.4%	26.5%	to	25.93%
2008	0.95%	to	1.20%	9,622	8.34	to	8.29	79,955	0.00%	-29.32%	to	-29.51%
2007	0.95%	to	1.15%	6,191	11.8	to	11.76	72,864	0.00%	10.9%	to	10.53%
2006	1.10%	to	1.15%	4,361	10.64			46,401	0.00%	6.4%			*
V.I. Global Real Estate Fund - Series I (IVRE)
2009	0.95%	to	1.30%	36,267	8.6	to	8.49	310,149	0.00%	30.3%	to	29.82%
2008	0.95%	to	1.30%	32,265	6.6	to	6.54	212,007	5.42%	-45.18%	to	-45.36%
2007	0.95%	to	1.30%	41,195	12.04	to	11.97	494,841	6.36%	-6.3%	to	-6.85%
2006	1.10%	to	1.20%	8,689	12.85			111,654	1.88%	28.5%			*
V.I. Large Cap Growth Fund - Series I (AVLCG)
2008	0.95%	to	2.05%	44,214	7.17	to	6.95	313,946	0.01%	-38.87%	to	-39.6%
2007	0.95%	to	2.05%	46,389	11.73	to	11.51	541,476	0.03%	14.54%	to	13.32%
2006	0.95%	to	2.05%	44,482	10.24	to	10.16	454,392	0.33%	2.37%	to	10.45%	*
VPS Growth and Income Portfolio - Class B (ALVGIB)
2009	1.50%	to	2.60%	174,315	9.54	to	8.75	1,623,035	3.48%	18.54%	to	17.22%
2008	1.50%	to	2.60%	193,493	8.04	to	7.46	1,525,163	1.77%	-41.59%	to	-42.24%
2007	1.50%	to	2.60%	246,507	13.77	to	12.92	3,331,646	1.27%	3.28%	to	2.12%
2006	1.50%	to	2.60%	310,719	13.33	to	12.65	4,080,190	1.16%	15.23%	to	13.95%
2005	1.50%	to	2.60%	372,816	11.57	to	11.11	4,263,859	1.26%	3.03%	to	1.88%

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2009	1.50%	to	2.60%	204,515	$10.06	to	9.23	$2,012,131	0.00%	35.05%	to	33.54%
2008	1.50%	to	2.60%	224,033	7.45	to	6.91	1,635,999	0.00%	-40.73%	to	-41.39%
2007	1.50%	to	2.60%	261,646	12.57	to	11.79	3,233,536	0.00%	11.9%	to	10.64%
2006	1.50%	to	2.60%	309,329	11.23	to	10.66	3,426,400	0.00%	-2.13%	to	-3.22%
2005	1.50%	to	2.60%	364,109	11.48	to	11.01	4,135,843	0.00%	13.13%	to	11.87%
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2009	0.95%	to	2.60%	714,580	8.78	to	12.96	7,535,414	0.68%	41.3%	to	38.95%
2008	0.95%	to	2.60%	548,109	6.21	to	9.33	4,242,720	0.34%	-37.85%	to	-37.42%	*
2007	1.50%	to	2.60%	301,006	15.88	to	14.9	4,684,007	0.71%	0%	to	-1.13%
2006	1.50%	to	2.60%	386,718	15.88	to	15.07	6,042,234	0.23%	12.49%	to	11.24%
2005	1.50%	to	2.60%	411,436	14.12	to	13.55	5,735,857	0.55%	5.04%	to	3.87%
VP Income & Growth Fund - Class I (ACVIG)
2009	0.95%	to	2.20%	5,855,561	12.69	to	7.94	70,573,993	4.88%	16.97%	to	15.5%
2008	0.95%	to	2.65%	7,348,426	10.85	to	6.89	75,486,167	2.14%	-35.21%	to	-36.4%
2007	0.95%	to	2.70%	9,788,983	16.74	to	10.79	154,835,106	2.01%	-1.02%	to	-2.72%
2006	0.95%	to	2.70%	12,795,441	16.92	to	11.09	204,032,784	1.87%	15.98%	to	13.98%
2005	0.95%	to	2.70%	16,105,305	14.59	to	9.73	222,580,367	2.05%	3.64%	to	1.86%
VP Income & Growth Fund - Class II (ACVIG2)
2009	1.50%	to	2.60%	163,644	10.02	to	9.19	1,589,419	4.41%	16.01%	to	14.71%
2008	1.50%	to	2.60%	192,829	8.64	to	8.01	1,623,634	1.86%	-35.71%	to	-36.43%
2007	1.50%	to	2.60%	265,462	13.44	to	12.61	3,487,820	1.75%	-1.94%	to	-3.04%
2006	1.50%	to	2.60%	300,974	13.7	to	13	4,049,472	1.46%	15.07%	to	13.79%
2005	1.50%	to	2.60%	410,337	11.91	to	11.43	4,825,948	1.76%	2.95%	to	1.81%
VP Inflation Protection Fund - Class II (ACVIP2)
2009	0.95%	to	2.45%	5,478,989	12.56	to	11.34	68,026,571	1.65%	9.17%	to	7.51%
2008	0.95%	to	2.60%	5,726,351	11.5	to	10.46	65,214,085	4.90%	-2.52%	to	-4.15%
2007	0.95%	to	2.45%	4,431,444	11.8	to	10.99	51,890,335	4.19%	8.45%	to	6.8%
2006	0.95%	to	2.45%	4,707,380	10.88	to	10.29	50,948,708	3.29%	0.62%	to	-0.89%
2005	0.95%	to	2.45%	6,256,324	10.82	to	10.38	67,454,314	4.79%	0.6%	to	-0.92%
VP International Fund - Class I (ACVI)
2009	0.95%	to	1.75%	125,256	14.51	to	10.63	1,802,949	3.52%	32.49%	to	31.42%
2008	0.95%	to	2.20%	3,336,445	10.95	to	7.73	35,539,884	0.86%	-45.35%	to	-46.04%
2007	0.95%	to	2.20%	4,451,587	20.04	to	14.33	86,714,737	0.74%	16.93%	to	15.45%
2006	0.95%	to	2.30%	6,064,805	17.14	to	12.55	100,851,481	1.67%	23.84%	to	22.26%
2005	0.95%	to	2.30%	7,696,317	13.84	to	10.26	103,644,925	1.18%	12.18%	to	10.72%
VP International Fund - Class III (ACVI3)
2009	1.20%	to	1.75%	11,571	13.06	to	12.51	145,033	3.59%	32.16%	to	31.42%
2008	0.95%	to	2.40%	3,095,336	10.05	to	9.12	30,650,236	0.85%	-45.35%	to	-46.21%
2007	0.95%	to	2.40%	4,069,860	18.39	to	16.95	73,855,522	0.71%	16.93%	to	15.31%
2006	0.95%	to	2.40%	4,778,927	15.73	to	14.7	74,273,751	1.66%	23.84%	to	22.14%
2005	0.95%	to	2.60%	5,518,253	12.7	to	11.95	69,436,041	1.13%	12.03%	to	10.23%
VP Mid Cap Value Fund - Class I (ACVMV1)
2009	0.95%	to	2.70%	1,084,995	10.34	to	11.51	11,196,510	3.66%	28.71%	to	26.35%
2008	0.95%	to	2.70%	1,333,554	8.04	to	9.11	10,844,194	0.09%	-25.07%	to	-26.46%
2007	0.95%	to	2.70%	1,184,247	10.72	to	12.39	13,140,130	0.91%	-3.24%	to	-4.9%
2006	0.95%	to	2.10%	710,275	11.08	to	13.16	8,181,606	1.17%	10.83%	to	10.02%	*

(Continued)

NW VAR 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VP Mid Cap Value Fund - Class II (ACVMV2)
2009	1.25%	to	2.25%	35,520	$12.26	to	11.69	$426,241	3.66%	28.18%	to	26.9%
2008	1.25%	to	2.25%	32,785	9.56	to	9.21	309,671	0.07%	-25.45%	to	-26.21%
2007	1.25%	to	2.25%	32,641	12.83	to	12.48	416,040	0.83%	-3.65%	to	-4.63%
2006	1.25%	to	2.25%	8,750	13.31	to	13.09	115,621	0.63%	18.73%	to	17.53%
2005	1.25%	to	2.25%	4,747	11.21	to	11.14	53,154	1.38%	12.13%	to	11.38%	*
VP Ultra(R) Fund - Class I (ACVU1)
2009	1.60%	to	1.75%	3,041	9.24	to	9.13	27,971	0.46%	32.33%	to	32.13%
2008	0.95%	to	2.60%	624,611	7.3	to	6.52	4,484,214	0.00%	-42.04%	to	-43.05%
2007	0.95%	to	2.60%	1,401,693	12.59	to	11.45	17,358,338	0.00%	19.86%	to	17.9%
2006	0.95%	to	2.60%	1,154,945	10.5	to	9.71	11,969,379	0.00%	-4.19%	to	-5.79%
2005	0.95%	to	2.60%	1,997,032	10.96	to	10.31	21,677,939	0.00%	1.2%	to	-0.46%
VP Ultra(R) Fund - Class II (ACVU2)
2008	1.50%	to	2.60%	143,661	6.95	to	6.45	976,692	0.00%	-42.52%	to	-43.17%
2007	1.50%	to	2.60%	152,411	12.1	to	11.35	1,808,127	0.00%	19.02%	to	17.68%
2006	1.50%	to	2.60%	188,556	10.16	to	9.64	1,888,473	0.00%	-4.83%	to	-5.89%
2005	1.50%	to	2.60%	281,896	10.68	to	10.25	2,984,012	0.00%	0.45%	to	-0.67%
VP Value Fund - Class I (ACVV)
2009	0.95%	to	2.30%	10,383,543	17	to	13.79	178,152,843	5.83%	18.72%	to	16.99%
2008	0.95%	to	2.65%	13,651,071	14.32	to	11.37	196,852,924	2.57%	-27.47%	to	-28.8%
2007	0.95%	to	2.65%	18,297,238	19.75	to	15.97	363,738,720	1.77%	-6.04%	to	-7.62%
2006	0.95%	to	2.65%	24,152,492	21.02	to	17.29	511,945,824	1.37%	17.53%	to	15.57%
2005	0.95%	to	2.65%	28,163,939	17.88	to	14.96	508,897,035	0.89%	4.04%	to	2.3%
VP Value Fund - Class II (ACVV2)
2009	1.50%	to	2.60%	358,036	11.75	to	10.78	4,107,489	5.56%	17.93%	to	16.61%
2008	1.50%	to	2.60%	431,804	9.96	to	9.24	4,213,977	2.37%	-27.9%	to	-28.71%
2007	1.50%	to	2.60%	539,862	13.82	to	12.97	7,328,653	1.55%	-6.74%	to	-7.78%
2006	1.50%	to	2.60%	597,711	14.82	to	14.06	8,726,674	1.17%	16.69%	to	15.39%
2005	1.50%	to	2.60%	718,655	12.7	to	12.19	9,030,848	0.71%	3.29%	to	2.14%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.95%	to	2.20%	889,566	6.74	to	8.38	6,061,323	0.00%	-49.11%	to	-49.8%
2007	0.95%	to	2.55%	2,287,313	13.24	to	16.54	31,504,187	0.00%	38.44%	to	36.31%
2006	0.95%	to	1.65%	46,824	9.57	to	9.52	465,527	0.00%	-4.34%	to	-4.79%	*
VP Vista(SM) Fund - Class II (ACVVS2)
2008	1.25%	to	2.25%	32,734	8.52	to	8.21	274,343	0.00%	-49.36%	to	-49.87%
2007	1.25%	to	2.25%	27,543	16.83	to	16.38	460,497	0.00%	37.78%	to	36.38%
2006	1.25%	to	2.25%	1,368	12.21	to	12.01	16,525	0.00%	7.52%	to	6.43%
2005	1.25%	to	2.25%	1,310	11.36	to	11.28	14,808	0.00%	13.61%	to	12.84%	*
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.95%	to	2.25%	2,276,941	12.61	to	11.4	28,341,084	2.39%	23.84%	to	22.21%
2008	0.95%	to	2.30%	2,956,423	10.18	to	9.3	29,718,594	0.83%	-31.57%	to	-32.57%
2007	0.95%	to	2.30%	2,832,247	14.88	to	13.79	41,592,170	0.42%	-1.6%	to	-2.91%
2006	0.95%	to	2.45%	3,827,015	15.12	to	14.11	57,168,985	0.46%	13.33%	to	11.68%
2005	0.95%	to	2.45%	4,740,947	13.35	to	12.63	62,677,695	0.00%	6.22%	to	4.68%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.95%	to	2.40%	29,044,402	12.66	to	8.1	351,401,392	2.06%	25.13%	to	23.13%
2008	0.95%	to	2.65%	34,537,124	10.12	to	6.41	333,126,530	2.04%	-37.74%	to	-38.87%
2007	0.95%	to	2.65%	44,544,149	16.25	to	10.49	687,316,477	1.71%	4.25%	to	2.51%
2006	0.95%	to	2.65%	57,892,321	15.59	to	10.23	853,698,329	1.60%	14.4%	to	12.49%
2005	0.95%	to	2.65%	71,700,975	13.63	to	9.1	928,266,696	1.56%	3.7%	to	1.96%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2009	0.95%	to	2.25%	4,390,417	$10.7	to	5.65	$45,732,384	0.98%	32.48%	to	30.75%
2008	0.95%	to	2.25%	5,103,159	8.07	to	5.36	40,160,422	0.78%	-35.05%	to	-35.95%
2007	0.95%	to	2.70%	6,507,082	12.43	to	8.03	78,657,447	0.56%	6.76%	to	4.91%
2006	0.95%	to	2.70%	8,426,635	11.64	to	7.66	94,920,399	0.11%	8.17%	to	6.29%
2005	0.95%	to	2.70%	10,565,350	10.76	to	7.21	110,388,147	0.00%	2.63%	to	0.85%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2009	1.50%	to	2.60%	12,253	9.53	to	8.75	114,013	0.65%	31.44%	to	29.97%
2008	1.50%	to	2.60%	13,576	7.25	to	6.73	96,608	0.44%	-35.57%	to	-36.29%
2007	1.50%	to	2.60%	18,076	11.26	to	10.56	199,928	0.29%	5.87%	to	4.68%
2006	1.50%	to	2.60%	21,134	10.63	to	10.09	221,499	0.00%	7.33%	to	6.13%
2005	1.50%	to	2.60%	31,607	9.91	to	9.51	309,376	0.00%	1.81%	to	0.67%
Appreciation Portfolio - Initial Shares (DCAP)
2009	0.95%	to	2.45%	4,306,442	14.25	to	9.1	57,939,394	2.62%	21.39%	to	19.44%
2008	0.95%	to	2.45%	5,283,363	11.74	to	7.61	58,519,397	2.08%	-30.22%	to	-31.32%
2007	0.95%	to	2.45%	6,500,979	16.82	to	11.09	103,040,409	1.63%	6.11%	to	4.56%
2006	0.95%	to	2.60%	8,535,184	15.85	to	10.48	127,178,838	1.60%	15.37%	to	13.5%
2005	0.95%	to	2.60%	10,849,045	13.74	to	9.23	140,981,903	0.02%	3.39%	to	1.7%
Appreciation Portfolio - Service Shares (DCAPS)
2009	1.50%	to	2.60%	170,902	10.58	to	9.7	1,765,657	2.67%	20.4%	to	19.05%
2008	1.50%	to	2.60%	243,047	8.79	to	8.15	2,082,345	1.75%	-30.78%	to	-31.55%
2007	1.50%	to	2.60%	281,395	12.69	to	11.91	3,498,498	1.36%	5.24%	to	4.06%
2006	1.50%	to	2.60%	328,325	12.06	to	11.44	3,894,443	1.32%	14.47%	to	13.2%
2005	1.50%	to	2.60%	353,031	10.53	to	10.11	3,670,539	0.00%	2.56%	to	1.42%
Developing Leaders Portfolio - Initial Shares (DSC)
2009	0.95%	to	1.55%	17,873	9	to	8.57	157,759	1.58%	24.84%	to	24.08%
2008	0.95%	to	1.55%	17,445	7.21	to	6.9	123,595	1.08%	-38.19%	to	-38.56%
2007	0.95%	to	1.85%	42,914	11.66	to	9.91	453,757	0.75%	-11.91%	to	-12.71%
2006	0.95%	to	1.85%	41,384	13.24	to	11.35	497,921	0.40%	2.79%	to	1.88%
2005	0.95%	to	1.85%	39,559	12.88	to	11.14	466,784	0.00%	4.8%	to	3.88%
International Value Portfolio - Initial Shares (DVIV)
2009	0.95%	to	1.55%	16,864	15.69	to	14.93	257,017	4.12%	29.73%	to	28.94%
2008	0.95%	to	1.55%	20,031	12.09	to	11.58	235,670	2.72%	-37.92%	to	-38.29%
2007	0.95%	to	1.55%	26,630	19.48	to	18.77	506,713	1.58%	3.16%	to	2.53%
2006	0.95%	to	1.55%	27,160	18.88	to	18.3	503,070	1.40%	21.44%	to	20.7%
2005	0.95%	to	1.55%	29,758	15.55	to	15.16	455,973	0.00%	10.83%	to	10.16%
Capital Appreciation Fund II - Service Shares (FCA2S)
2009	1.50%	to	2.20%	58,283	9.99	to	9.46	565,180	0.71%	11.57%	to	10.77%
2008	1.50%	to	2.20%	70,121	8.95	to	8.54	612,911	0.02%	-30.72%	to	-31.22%
2007	1.50%	to	2.20%	84,547	12.92	to	12.41	1,070,416	0.57%	7.99%	to	7.22%
2006	1.50%	to	2.60%	94,849	11.97	to	11.36	1,115,659	0.53%	14.05%	to	12.78%
2005	1.50%	to	2.60%	101,179	10.49	to	10.07	1,048,079	0.82%	0.17%	to	-0.94%
Clover Value Fund II - Service Shares (FALFS)
2009	1.50%	to	2.60%	23,209	8.41	to	7.72	187,104	2.34%	12.79%	to	11.53%
2008	1.50%	to	2.60%	27,949	7.46	to	6.92	201,610	1.41%	-34.95%	to	-35.68%
2007	1.50%	to	2.60%	43,489	11.46	to	10.76	488,122	1.33%	-11.22%	to	-12.22%
2006	1.50%	to	2.60%	49,357	12.91	to	12.25	626,940	1.32%	14.74%	to	13.46%
2005	1.50%	to	2.60%	58,134	11.25	to	10.8	644,442	1.25%	3.21%	to	2.06%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
High Income Bond Fund II - Service Shares (FHIBS)
2009	1.50%	to	2.60%	242,434	$15.24	to	13.98	$3,594,078	10.82%	50.19%	to	48.52%
2008	1.50%	to	2.60%	273,394	10.15	to	9.41	2,716,350	9.62%	-27.2%	to	-28.02%
2007	1.50%	to	2.60%	339,327	13.94	to	13.08	4,625,870	7.96%	1.63%	to	0.49%
2006	1.50%	to	2.60%	381,404	13.71	to	13.01	5,132,472	8.12%	8.91%	to	7.7%
2005	1.50%	to	2.60%	429,576	12.59	to	12.08	5,327,276	8.31%	0.74%	to	-0.38%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.95%	to	2.20%	312,243	9.93	to	9.48	3,079,972	1.98%	0.32%	to	-0.94%
2008	0.95%	to	2.40%	469,126	9.9	to	9.52	4,620,131	1.76%	-1.81%	to	-3.24%
2007	0.95%	to	1.85%	121,945	10.08	to	9.93	1,223,240	1.48%	-2.43%	to	-3.32%
2006	0.95%	to	2.25%	113,120	10.33	to	10.24	1,166,083	0.00%	3.3%	to	2.4%	*
Quality Bond Fund II - Primary Shares (FQB)
2009	0.95%	to	2.30%	10,095,439	15.65	to	13.44	154,419,893	6.54%	19.29%	to	17.68%
2008	0.95%	to	2.70%	12,428,184	13.12	to	10.98	159,204,010	5.45%	-8.17%	to	-9.79%
2007	0.95%	to	2.70%	16,768,928	14.28	to	12.17	233,498,819	4.90%	4.38%	to	2.55%
2006	0.95%	to	2.70%	19,923,851	13.69	to	11.87	265,905,915	4.23%	3.17%	to	1.36%
2005	0.95%	to	2.70%	24,642,363	13.27	to	11.71	319,956,654	3.84%	0.34%	to	-1.42%
Quality Bond Fund II - Service Shares (FQBS)
2009	1.50%	to	2.60%	538,177	12.7	to	11.65	6,667,702	6.25%	18.35%	to	17.03%
2008	1.50%	to	2.60%	606,570	10.73	to	9.96	6,380,094	4.98%	-8.94%	to	-9.96%
2007	1.50%	to	2.60%	733,237	11.78	to	11.06	8,484,162	4.67%	3.55%	to	2.39%
2006	1.50%	to	2.60%	826,174	11.38	to	10.8	9,261,610	3.83%	2.37%	to	1.23%
2005	1.50%	to	2.60%	906,385	11.12	to	10.67	9,961,595	3.57%	-0.52%	to	-1.63%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.50%	to	2.60%	871,508	13.56	to	12.44	11,508,587	1.15%	33.44%	to	31.95%
2008	1.50%	to	2.60%	983,215	10.16	to	9.43	9,774,545	0.73%	-43.55%	to	-44.18%
2007	1.50%	to	2.60%	1,171,503	18	to	16.89	20,703,707	0.75%	15.53%	to	14.24%
2006	1.50%	to	2.60%	1,229,048	15.58	to	14.79	18,868,372	0.99%	9.76%	to	8.54%
2005	1.50%	to	2.60%	1,274,568	14.2	to	13.62	17,887,257	0.12%	14.9%	to	13.62%
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2009	1.50%	to	2.60%	107,421	11.56	to	10.61	1,209,103	0.34%	54.8%	to	53.07%
2008	1.50%	to	2.60%	137,880	7.47	to	6.93	1,006,487	0.48%	-52.02%	to	-52.56%
2007	1.50%	to	2.60%	172,687	15.57	to	14.61	2,634,568	0.63%	3.85%	to	2.68%
2006	1.50%	to	2.60%	189,220	14.99	to	14.23	2,790,485	0.35%	14.27%	to	13%
2005	1.50%	to	2.60%	200,980	13.12	to	12.59	2,603,222	0.00%	0.89%	to	-0.23%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.95%	to	2.40%	21,380,872	18.73	to	10.26	389,004,147	1.25%	34.38%	to	32.41%
2008	0.95%	to	2.85%	25,997,531	13.94	to	8.86	351,356,151	0.79%	-43.16%	to	-44.31%
2007	0.95%	to	2.85%	34,126,179	24.52	to	15.91	809,299,371	0.79%	16.39%	to	14.21%
2006	0.95%	to	2.85%	42,459,981	21.07	to	13.93	863,420,871	1.11%	10.53%	to	8.49%
2005	0.95%	to	2.85%	48,190,974	19.06	to	12.84	889,863,683	0.19%	15.74%	to	13.6%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2009	0.95%	to	2.70%	2,882,823	8.95	to	13.58	25,998,693	0.23%	46.17%	to	43.18%
2008	0.95%	to	2.70%	3,165,031	6.12	to	9.49	20,000,808	0.00%	-54.84%	to	-55.66%
2007	0.95%	to	2.70%	3,230,157	13.56	to	21.39	47,071,865	0.14%	44.25%	to	41.81%
2006	0.95%	to	2.65%	1,092,891	9.4	to	15.1	11,353,460	1.20%	-6.01%	to	-7.03%	*
2005	1.25%			2,596	13.4			34,792	0.71%	34.02%			*

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2009	0.95%	to	2.70%	21,467,817	$12.97	to	9.35	$276,837,475	2.09%	28.8%	to	26.3%
2008	0.95%	to	2.70%	26,543,981	10.07	to	7.4	265,365,034	2.08%	-43.25%	to	-44.34%
2007	0.95%	to	2.70%	36,071,966	17.75	to	13.29	634,319,837	1.59%	0.45%	to	-1.27%
2006	0.95%	to	2.65%	45,771,858	17.67	to	13.52	802,115,173	3.09%	18.94%	to	16.97%
2005	0.95%	to	2.65%	54,528,487	14.86	to	11.56	805,264,252	1.58%	4.76%	to	3%
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2009	1.50%	to	2.60%	766,428	10.14	to	9.3	7,577,401	2.02%	27.94%	to	26.51%
2008	1.50%	to	2.60%	912,834	7.92	to	7.35	7,081,339	2.06%	-43.67%	to	-44.3%
2007	1.50%	to	2.60%	1,101,407	14.07	to	13.2	15,223,234	1.58%	-0.25%	to	-1.37%
2006	1.50%	to	2.60%	1,257,321	14.1	to	13.38	17,476,446	2.90%	18.14%	to	16.82%
2005	1.50%	to	2.60%	1,326,705	11.94	to	11.46	15,660,964	1.46%	3.99%	to	2.83%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2009	0.95%	to	2.05%	805,897	10.35	to	10.88	8,312,434	3.67%	22.97%	to	21.54%
2008	0.95%	to	2.05%	949,001	8.41	to	8.96	8,045,675	2.78%	-25.79%	to	-26.65%
2007	0.95%	to	2.05%	717,498	11.34	to	12.21	8,298,619	3.47%	7.61%	to	6.46%
2006	0.95%	to	2.00%	238,181	10.54	to	11.48	2,662,735	5.69%	5.37%	to	4.65%	*
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2009	1.25%	to	2.25%	2,327	11.22	to	10.7	25,849	4.06%	22.41%	to	21.17%
2008	1.25%			2,431	9.17			22,292	2.65%	-26.10%
2007	1.25%			2,743	12.4			34,024	2.15%	7.06%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2009	0.95%	to	1.95%	660,383	9.79	to	9.43	6,433,356	3.47%	27.55%	to	26.27%
2008	0.95%	to	2.30%	670,911	7.68	to	8.47	5,207,667	2.64%	-33.35%	to	-34.31%
2007	0.95%	to	2.30%	561,279	11.52	to	12.89	6,595,444	2.99%	9.11%	to	7.68%
2006	0.95%	to	1.75%	203,073	10.56	to	12.08	2,180,054	2.85%	5.57%	to	5.04%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2009	1.25%	to	2.25%	13,725	11.11	to	10.6	148,069	4.25%	26.94%	to	25.66%
2008	1.25%	to	2.25%	8,292	8.75	to	8.43	71,695	2.97%	-33.64%	to	-34.31%
2007	1.25%	to	2.25%	3,382	13.19	to	12.84	43,848	2.13%	8.59%	to	7.48%
2006	1.25%	to	2.25%	2,852	12.15	to	11.95	34,337	2.38%	10.31%	to	9.2%
2005	1.25%			379	11.01			4,174	1.01%	10.14%			*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2009	0.95%	to	1.80%	357,399	9.3	to	9.01	3,312,351	2.28%	30.16%	to	29.04%
2008	0.95%	to	2.10%	329,992	7.15	to	8.17	2,371,508	2.23%	-38.67%	to	-39.43%
2007	0.95%	to	2.10%	301,314	11.65	to	13.49	3,625,337	3.07%	10.15%	to	8.93%
2006	0.95%	to	1.80%	85,992	10.58	to	12.45	948,186	2.81%	5.77%	to	5.21%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2009	1.25%	to	2.25%	33,564	10.86	to	10.35	359,536	2.04%	29.54%	to	28.23%
2008	1.25%	to	2.25%	35,261	8.38	to	8.07	292,303	2.44%	-38.95%	to	-39.57%
2007	1.25%	to	2.25%	27,932	13.73	to	13.36	377,140	2.63%	9.68%	to	8.57%
2006	1.25%	to	2.25%	12,830	12.51	to	12.3	158,537	2.54%	11.52%	to	10.39%
2005	1.25%			372	11.22			4,175	1.01%	12.22%			*
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2009	0.95%	to	2.05%	2,823,689	8.54	to	5.68	23,519,320	0.37%	44.33%	to	42.73%
2008	0.95%	to	2.20%	3,325,249	5.91	to	3.92	19,201,947	0.30%	-55.49%	to	-56.05%
2007	0.95%	to	2.20%	4,293,709	13.29	to	8.92	55,514,117	0.00%	21.87%	to	20.32%
2006	0.95%	to	2.35%	5,734,093	10.9	to	7.58	60,614,578	0.64%	4.3%	to	2.86%
2005	0.95%	to	2.35%	7,586,186	10.45	to	7.37	77,163,649	0.84%	7.83%	to	6.35%
VIP Fund - Growth Portfolio - Service Class (FGS)
2009	0.95%	to	2.30%	15,488,178	11.6	to	6.92	170,635,502	0.32%	26.93%	to	24.94%
2008	0.95%	to	2.40%	18,900,121	9.14	to	5.48	163,345,176	0.63%	-47.74%	to	-48.55%
2007	0.95%	to	2.50%	25,956,718	17.48	to	10.55	427,273,711	0.64%	25.66%	to	23.77%
2006	0.95%	to	2.65%	33,064,556	13.91	to	8.42	428,694,016	0.30%	5.72%	to	3.95%
2005	0.95%	to	2.65%	41,679,172	13.16	to	8.1	513,272,202	0.40%	4.67%	to	2.9%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2009	1.50%	to	2.60%	341,722	$8.78	to	8.06	$2,922,370	0.19%	26.05%	to	24.64%
2008	1.50%	to	2.60%	418,764	6.97	to	6.46	2,846,744	0.55%	-48.1%	to	-48.68%
2007	1.50%	to	2.60%	450,197	13.42	to	12.6	5,923,337	0.39%	24.75%	to	23.35%
2006	1.50%	to	2.60%	544,353	10.76	to	10.21	5,765,569	0.16%	4.98%	to	3.81%
2005	1.50%	to	2.60%	584,358	10.25	to	9.84	5,916,818	0.27%	3.92%	to	2.77%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2009	0.95%	to	2.45%	5,487,281	11.55	to	10.06	64,565,193	7.36%	42.41%	to	40.23%
2008	0.95%	to	2.45%	7,073,592	8.11	to	7.18	58,430,449	7.31%	-25.78%	to	-26.93%
2007	0.95%	to	2.55%	10,440,891	10.92	to	9.73	116,457,034	6.02%	1.68%	to	0.06%
2006	0.95%	to	2.65%	18,673,694	10.74	to	9.65	206,301,456	7.08%	10.12%	to	8.27%
2005	0.95%	to	2.65%	22,786,741	9.76	to	8.91	228,692,417	14.51%	1.55%	to	-0.16%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2009	0.95%	to	2.45%	4,212,440	10.41	to	9.99	43,660,512	8.36%	42.56%	to	40.38%
2008	0.95%	to	2.45%	3,359,844	7.3	to	7.11	24,447,258	7.39%	-25.69%	to	-26.85%
2007	0.95%	to	2.45%	3,077,761	9.82	to	9.72	30,185,520	17.46%	-1.77%	to	-2.77%	*
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2009	0.95%	to	2.40%	6,353,808	12.41	to	12.21	78,092,553	8.2%	14.57%	to	12.92%
2008	0.95%	to	2.25%	4,984,533	10.83	to	10.92	53,716,394	4.23%	-4.26%	to	-5.51%
2007	0.95%	to	2.25%	5,743,749	11.31	to	11.56	65,152,473	3.99%	3.22%	to	1.88%
2006	0.95%	to	2.40%	5,515,247	10.96	to	11.27	61,260,909	3.59%	3.31%	to	1.81%
2005	0.95%	to	2.40%	4,565,853	10.61	to	11.07	49,110,582	3.14%	1.11%	to	-0.35%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2009	0.95%	to	2.40%	3,928,131	9.39	to	12.1	36,894,241	0.64%	38.69%	to	36.5%
2008	0.95%	to	2.65%	3,606,217	6.77	to	8.78	24,918,988	0.34%	-40.08%	to	-41.17%
2007	0.95%	to	2.65%	3,720,767	11.3	to	14.92	43,912,299	0.76%	14.38%	to	12.48%
2006	0.95%	to	2.65%	2,219,901	9.88	to	13.27	23,686,575	0.00%	-1.2%	to	-2.29%	*
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2009	1.50%	to	2.60%	463,361	17.16	to	15.74	7,739,724	0.34%	37.66%	to	36.12%
2008	1.50%	to	2.60%	562,586	12.46	to	11.56	6,851,029	0.24%	-40.51%	to	-41.18%
2007	1.50%	to	2.60%	688,268	20.95	to	19.66	14,136,936	0.50%	13.6%	to	12.32%
2006	1.50%	to	2.60%	726,383	18.44	to	17.5	13,188,602	0.18%	10.72%	to	9.49%
2005	1.50%	to	2.60%	734,732	16.66	to	15.99	12,091,781	0.00%	16.25%	to	14.96%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2009	0.95%	to	2.20%	1,697,629	13.63	to	10.02	23,195,540	1.92%	25.24%	to	23.66%
2008	0.95%	to	2.20%	2,082,989	10.88	to	8.1	22,758,715	2.28%	-44.4%	to	-45.1%
2007	0.95%	to	2.20%	2,660,164	19.57	to	14.76	52,254,014	3.14%	16.09%	to	14.61%
2006	0.95%	to	2.20%	3,528,715	16.86	to	12.88	60,072,973	0.82%	16.83%	to	15.36%
2005	0.95%	to	2.25%	4,468,213	14.43	to	11.88	65,144,063	0.56%	17.84%	to	16.37%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2009	1.50%	to	2.60%	421,604	13.03	to	11.96	5,354,781	1.89%	24.31%	to	22.92%
2008	1.50%	to	2.60%	503,679	10.49	to	9.73	5,159,377	2.09%	-44.79%	to	-45.41%
2007	1.50%	to	2.60%	614,490	18.99	to	17.82	11,430,563	2.99%	15.29%	to	14%
2006	1.50%	to	2.60%	648,323	16.47	to	15.63	10,502,811	0.74%	16.05%	to	14.76%
2005	1.50%	to	2.60%	675,789	14.19	to	13.62	9,468,985	0.50%	16.97%	to	15.66%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2009	0.95%	to	2.45%	3,074,483	$13.75	to	12.23	$41,693,409	1.92%	25.29%	to	23.15%
2008	0.95%	to	2.45%	3,829,152	10.98	to	9.93	41,459,294	2.16%	-44.41%	to	-45.32%
2007	0.95%	to	2.45%	5,132,023	19.75	to	18.16	100,110,525	3.14%	16.11%	to	14.43%
2006	0.95%	to	2.65%	6,293,681	17.01	to	15.72	105,827,473	0.86%	16.83%	to	14.93%
2005	0.95%	to	2.65%	6,958,794	14.56	to	13.68	100,454,692	0.52%	17.8%	to	15.85%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	0.95%	to	2.20%	1,328,090	12.14	to	11.01	15,897,453	0.5%	55.9%	to	53.93%
2008	0.95%	to	2.40%	1,388,196	7.79	to	7.06	10,650,306	0.58%	-51.64%	to	-52.44%
2007	0.95%	to	2.50%	1,995,932	16.1	to	14.75	31,684,564	0.95%	4.59%	to	3.02%
2006	0.95%	to	2.65%	2,381,904	15.39	to	14.22	36,180,710	0.60%	15.1%	to	13.19%
2005	0.95%	to	2.65%	3,312,290	13.38	to	12.56	43,862,396	0.00%	1.58%	to	-0.12%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2009	0.95%	to	2.25%	4,609,866	10.72	to	10.2	48,998,095	7.73%	34.31%	to	32.46%
2008	0.95%	to	2.30%	4,245,169	7.98	to	7.69	33,666,942	5.72%	-30.32%	to	-31.33%
2007	0.95%	to	2.30%	5,243,133	11.45	to	11.2	59,809,002	4.36%	2.77%	to	1.41%
2006	0.95%	to	2.25%	3,299,693	11.15	to	11.05	36,704,669	0.32%	11.46%	to	10.5%	*
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2009	1.25%	to	2.25%	63,352	10.64	to	9.5	653,229	1.46%	15.86%	to	14.7%
2008	1.25%	to	2.25%	74,256	9.18	to	8.28	662,345	1.79%	-28.01%	to	-28.74%
2007	1.25%	to	2.25%	90,221	12.75	to	11.63	1,120,876	2.39%	-3.91%	to	-4.89%
2006	1.25%	to	2.25%	106,400	13.27	to	12.22	1,376,537	1.25%	15.66%	to	14.5%
2005	1.25%	to	2.25%	82,711	11.47	to	10.68	935,884	0.77%	2.14%	to	6.75%	*
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2009	0.95%	to	2.30%	2,007,761	8.36	to	10.2	17,042,279	1.45%	27.93%	to	26.01%
2008	0.95%	to	2.65%	2,135,224	6.53	to	7.99	14,375,230	1.15%	-33.65%	to	-34.86%
2007	0.95%	to	2.40%	1,615,021	9.84	to	12.35	16,573,648	0.90%	-3.31%	to	-4.69%
2006	0.95%	to	2.25%	1,233,894	10.18	to	12.63	13,300,620	0.11%	1.81%	to	14.36%	*
2005	1.25%			29,831	14.02			418,165	0.73%	7.41%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2009	0.95%	to	2.20%	1,279,742	10.93	to	10.43	14,037,162	2.63%	70.99%	to	68.84%
2008	0.95%	to	2.15%	746,789	6.39	to	6.19	4,888,874	2.66%	-53.12%	to	-53.69%
2007	0.95%	to	2.30%	1,629,698	13.63	to	19.9	23,911,115	1.70%	27.47%	to	25.86%
2006	0.95%	to	2.25%	483,848	10.69	to	15.83	5,857,903	0.35%	6.95%	to	6.08%	*
2005	1.25%			11,667	12.7			148,149	0.00%	26.98%			*
Templeton Foreign Securities Fund - Class 2 (TIF2)
2009	1.25%			2,121	14.83			31,449	4.37%	35.33%
2008	1.25%			4,144	10.96			45,418	2.18%	-41.12%
2007	1.25%			5,496	18.61			102,271	1.90%	14.01%
2006	1.25%			6,397	16.32			104,412	1.25%	19.93%
2005	1.25%			7,345	13.61			99,962	1.10%	8.8%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2009	0.95%	to	2.25%	1,082,482	9.98	to	11.67	10,823,879	3.4%	35.89%	to	33.94%
2008	0.95%	to	2.20%	1,248,884	7.35	to	8.73	9,345,898	2.65%	-40.96%	to	-41.76%
2007	0.95%	to	2.20%	1,094,763	12.44	to	14.99	14,104,423	2.37%	14.34%	to	12.98%
2006	0.95%	to	2.10%	505,381	10.88	to	13.29	5,780,587	0.39%	8.83%	to	8.05%	*
2005	1.25%			32,270	12.37			399,267	0.68%	8.76%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2009	0.95%	to	2.70%	3,437,497	14.25	to	13.76	48,665,063	13.65%	17.56%	to	15.54%
2008	0.95%	to	2.70%	3,465,329	12.12	to	11.91	41,907,618	3.91%	5.2%	to	3.38%
2007	0.95%	to	2.70%	2,850,554	11.52			32,899,638	2.47%	9.97%	to	8.07%
2006	0.95%	to	2.30%	1,106,336	10.47	to	10.73	11,740,492	0.98%	4.74%	to	3.82%	*
2005	1.25%			7,294	9.8			71,475	0.00%	-2.01%			*
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2009	0.95%	to	2.40%	392,225	8.53	to	8.31	3,326,554	4.2%	29.01%	to	26.98%
2008	0.95%	to	2.40%	152,212	6.61	to	6.54	1,004,818	5.09%	-33.86%	to	-34.56%	*

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Guardian Portfolio - I Class Shares (AMGP)
2009	1.6%	to	1.75%	24,926	$14.87	to	10.03	$282,823	0.01%	27.61%	to	27.42%
2008	0.95%	to	2.65%	3,174,895	13.25	to	7.86	38,909,878	0.51%	-37.84%	to	-38.97%
2007	0.95%	to	2.30%	4,032,425	21.32	to	13.29	80,055,450	0.26%	6.36%	to	4.97%
2006	0.95%	to	2.30%	5,156,402	20.04	to	12.66	95,524,513	0.63%	12.3%	to	10.83%
2005	0.95%	to	2.40%	6,511,626	17.85	to	11.34	107,576,898	0.15%	7.36%	to	5.85%
International Portfolio - S Class Shares (AMINS)
2008	0.95%	to	2.20%	266,109	5.63	to	7.39	1,559,540	0.00%	-46.95%	to	-47.7%
2007	0.95%	to	2.40%	1,121,173	10.61	to	14.06	12,875,434	2.30%	2.23%	to	0.79%
2006	0.95%	to	2.40%	506,394	10.38	to	13.95	5,724,548	0.37%	3.83%	to	2.87%	*
2005	1.25%			812	11.65			9,462	0.21%	16.53%			*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2009	1.60%	to	1.75%	27,121	15.84	to	11.18	349,144	0.00%	29.49%	to	29.3%
2008	0.95%	to	2.30%	4,899,483	15	to	8.04	66,348,641	0.00%	-43.91%	to	-44.73%
2007	0.95%	to	2.35%	6,698,477	26.75	to	14.48	160,332,215	0.00%	21.36%	to	19.74%
2006	0.95%	to	2.65%	8,624,822	22.04	to	11.8	167,202,644	0.00%	13.61%	to	11.74%
2005	0.95%	to	2.65%	10,420,932	19.4	to	10.56	179,006,315	0.00%	12.66%	to	10.81%
Partners Portfolio- I Class Shares (AMTP)
2009	1.60%	to	1.75%	49,029	13.67	to	10.23	508,356	0.04%	53.58%	to	53.34%
2008	0.95%	to	2.40%	5,238,503	8.4	to	6.9	45,631,990	0.46%	-52.85%	to	-53.6%
2007	0.95%	to	2.65%	7,015,661	17.81	to	14.54	129,223,624	0.60%	8.29%	to	6.48%
2006	0.95%	to	2.65%	9,274,134	16.45	to	13.66	158,663,346	0.69%	11.18%	to	9.33%
2005	0.95%	to	2.65%	11,757,754	14.79	to	12.49	180,431,475	1.02%	16.93%	to	15.02%
Regency Portfolio - S Class Shares (AMRS)
2009	1.25%			422	9.93			4,191	0.00%	44.33%
2008	0.95%	to	2.15%	408,423	5.58	to	6.65	2,329,001	0.85%	-46.46%	to	-47.19%
2007	0.95%	to	2.15%	536,697	10.42	to	12.6	5,708,166	0.46%	2.07%	to	0.87%
2006	0.95%	to	2.05%	461,292	10.2	to	12.51	4,821,327	0.66%	2.04%	to	1.31%	*
2005	1.25%	to	2.25%	8,773	11.57	to	11.49	101,379	0.00%	15.65%	to	14.88%	*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2009	0.95%	to	2.60%	189,090	7.08	to	9.17	1,482,626	0.00%	21.59%	to	19.56%
2008	0.95%	to	2.60%	150,345	5.82	to	7.67	1,041,006	0.00%	-40.05%	to	-41.05%
2007	0.95%	to	2.60%	138,132	9.71	to	13.01	1,705,972	0.00%	-0.45%	to	-2.11%
2006	0.95%	to	2.60%	118,814	9.76	to	13.29	1,557,992	0.00%	-2.44%	to	2.52%	*
2005	1.50%	to	2.60%	117,937	13.51	to	12.97	1,575,618	0.00%	1.36%	to	0.23%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2009	0.95%	to	2.45%	315,329	11.22	to	10.29	3,523,342	2.09%	30.18%	to	28.21%
2008	0.95%	to	2.45%	389,079	8.62	to	8.03	3,377,675	1.01%	-40.02%	to	-40.93%
2007	0.95%	to	2.20%	1,195,809	14.37	to	16.56	17,666,241	0.11%	6.59%	to	5.3%
2006	0.95%	to	2.20%	801,737	13.48	to	15.73	11,396,044	0.13%	12.63%	to	11.26%
2005	0.95%	to	2.20%	380,100	11.97	to	14.14	4,777,305	0.00%	5.84%	to	4.56%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50%	to	2.60%	366,282	9.9	to	9.09	3,549,018	0.01%	41.99%	to	40.41%
2008	1.50%	to	2.60%	441,461	6.98	to	6.47	3,022,639	0.00%	-46.48%	to	-47.08%
2007	1.50%	to	2.60%	515,617	13.03	to	12.23	6,607,818	0.01%	12.14%	to	10.88%
2006	1.50%	to	2.60%	561,578	11.62	to	11.03	6,433,761	0.20%	6.07%	to	4.89%
2005	1.50%	to	2.60%	651,152	10.96	to	10.52	7,054,563	0.75%	3.29%	to	2.14%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.95%	to	2.45%	10,161,530	$14.02	to	9.58	$144,577,862	0.33%	43.15%	to	40.77%
2008	0.95%	to	2.65%	12,747,789	9.8	to	6.67	126,536,235	0.15%	-46.04%	to	-47.02%
2007	0.95%	to	2.70%	17,017,191	18.15	to	12.53	312,810,367	0.24%	13.06%	to	11.12%
2006	0.95%	to	2.70%	21,906,532	16.06	to	11.27	357,036,397	0.39%	6.93%	to	5.08%
2005	0.95%	to	2.70%	28,080,385	15.02	to	10.73	427,622,622	0.92%	4.1%	to	2.3%
Global Securities Fund/VA - Class 3 (OVGS3)
2009	0.95%	to	2.60%	5,462,572	19.19	to	17.16	103,265,246	2.26%	38.37%	to	36.06%
2008	0.95%	to	2.65%	6,681,809	13.87	to	12.6	91,407,219	1.60%	-40.76%	to	-41.86%
2007	0.95%	to	2.65%	8,674,031	23.41	to	21.68	200,680,424	1.42%	5.32%	to	3.57%
2006	0.95%	to	2.65%	10,676,504	22.23	to	20.93	234,998,177	1.03%	16.57%	to	14.67%
2005	0.95%	to	2.65%	11,634,927	19.07	to	18.25	220,237,863	0.96%	13.25%	to	11.39%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2009	0.95%	to	2.40%	5,899,391	12.22	to	10.59	70,940,440	2.32%	38.44%	to	36.42%
2008	0.95%	to	2.85%	7,350,485	8.82	to	11.65	65,562,649	1.66%	-40.76%	to	-41.97%
2007	0.95%	to	2.85%	9,761,653	14.89	to	20.08	153,056,196	1.43%	5.3%	to	3.34%
2006	0.95%	to	2.85%	11,724,356	14.14	to	19.43	180,011,728	1.05%	16.58%	to	14.43%
2005	0.95%	to	2.85%	14,093,591	12.13	to	16.98	186,103,129	1.01%	13.23%	to	11.14%
Global Securities Fund/VA - Service Class (OVGSS)
2009	1.50%	to	2.60%	234,040	13.88	to	12.73	3,160,699	2.01%	37.26%	to	35.73%
2008	1.50%	to	2.60%	299,786	10.11	to	9.38	2,960,179	1.33%	-41.23%	to	-41.89%
2007	1.50%	to	2.60%	370,311	17.2	to	16.14	6,237,525	1.22%	4.48%	to	3.31%
2006	1.50%	to	2.60%	416,735	16.47	to	15.63	6,740,600	0.85%	15.61%	to	14.32%
2005	1.50%	to	2.60%	497,633	14.24	to	13.67	6,993,925	0.85%	12.35%	to	11.1%
High Income Fund/VA - Class 3 (OVHI3)
2009	0.95%	to	2.20%	859,349	2.52	to	2.44	2,158,516	0.00%	25.55%	to	23.96%
2008	0.95%	to	2.20%	160,909	2.01	to	1.96	322,010	5.25%	-79.09%	to	-79.36%
2007	0.95%	to	2.25%	182,957	9.6	to	9.52	1,752,944	0.00%	-4%	to	-4.85%	*
High Income Fund/VA - Non-Service Shares (OVHI)
2009	0.95%	to	1.65%	45,401	2.73	to	2.79	123,551	0.00%	24.13%	to	21.8%
2008	0.95%	to	1.70%	58,162	2.2	to	2.29	128,455	8.37%	-78.88%	to	-79.1%
2007	0.95%	to	2.25%	128,274	10.43	to	10.79	1,349,911	9.65%	-1.06%	to	-2.33%
2006	0.95%	to	2.30%	225,947	10.54	to	11.04	2,407,087	0.00%	5.41%	to	4.47%	*
High Income Fund/VA - Service Class (OVHIS)
2009	1.25%			8,314	3.11			25,880	0.00%	24.38%
2008	1.25%			9,322	2.5			23,306	7.46%	-78.84%
2007	1.25%			10,820	11.83			127,992	10.61%	-1.72%
2006	1.25%			11,906	12.04			143,303	8.95%	7.86%
2005	1.25%			22,431	11.16			250,299	8.18%	0.73%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2009	0.95%	to	2.30%	10,897,405	10.81	to	8.75	123,287,525	1.97%	27.07%	to	25.17%
2008	0.95%	to	2.65%	13,429,592	8.51	to	6.75	119,566,222	1.61%	-39.06%	to	-40.17%
2007	0.95%	to	2.65%	18,473,644	13.96	to	11.28	270,387,331	1.08%	3.43%	to	1.7%
2006	0.95%	to	2.65%	23,057,427	13.5	to	11.09	329,617,768	1.16%	13.94%	to	12.04%
2005	0.95%	to	2.65%	27,537,079	11.85	to	9.9	345,511,948	1.36%	4.97%	to	3.21%
Main Street Fund(R)/VA - Service Class (OVGIS)
2009	1.50%	to	2.60%	334,673	9.91	to	9.1	3,245,291	1.66%	26.07%	to	24.67%
2008	1.50%	to	2.60%	391,338	7.86	to	7.3	3,018,113	1.37%	-39.55%	to	-40.22%
2007	1.50%	to	2.60%	664,432	13.01	to	12.21	8,506,714	0.86%	2.58%	to	1.43%
2006	1.50%	to	2.60%	714,818	12.68	to	12.03	8,944,319	0.98%	13.04%	to	11.78%
2005	1.50%	to	2.60%	782,227	11.22	to	10.77	8,680,626	1.15%	4.16%	to	3%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2009	0.95%	to	2.00%	1,073,093	$8.21	to	10.63	$8,820,680	0.86%	35.89%	to	34.28%
2008	0.95%	to	2.20%	954,905	6.04	to	7.85	5,836,724	0.51%	-38.42%	to	-39.28%
2007	0.95%	to	2.20%	1,108,657	9.82	to	12.94	11,355,895	0.31%	-2.15%	to	-3.35%
2006	0.95%	to	2.25%	660,025	10.03	to	9.94	7,089,285	0.00%	0.31%	to	-0.56%	*
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2009	1.25%			14,582	11.99			174,782	0.65%	35.17%
2008	1.25%			15,897	8.87			141,006	0.26%	-38.78%
2007	1.25%			13,112	14.48			189,918	0.17%	-2.63%
2006	1.25%			14,220	14.88			211,533	0.02%	13.23%
2005	1.25%			12,741	13.14			167,389	0.00%	8.35%
MidCap Fund/VA - Non-Service Shares (OVAG)
2009	0.95%	to	2.25%	5,642,712	9.65	to	3.85	58,874,182	0.00%	31.35%	to	29.62%
2008	0.95%	to	2.30%	6,695,313	7.35	to	2.95	53,173,243	0.00%	-49.55%	to	-50.24%
2007	0.95%	to	2.70%	8,636,413	14.57	to	11.51	135,797,826	0.00%	5.32%	to	3.48%
2006	0.95%	to	2.70%	11,328,404	13.83	to	11.12	171,399,480	0.00%	1.98%	to	0.23%
2005	0.95%	to	2.70%	14,779,566	13.56	to	11.1	218,757,332	0.00%	11.26%	to	9.38%
Strategic Bond Fund/VA - Service Class (OVSBS)
2009	1.50%	to	2.60%	325,335	14.31	to	13.13	4,558,458	0.24%	16.63%	to	15.33%
2008	1.50%	to	2.60%	346,353	12.27	to	11.39	4,170,962	5.23%	-15.77%	to	-16.71%
2007	1.50%	to	2.60%	452,665	14.57	to	13.67	6,489,866	3.32%	7.9%	to	6.69%
2006	1.50%	to	2.60%	418,884	13.5	to	12.81	5,583,752	3.61%	5.63%	to	4.45%
2005	1.50%	to	2.60%	360,341	12.78	to	12.27	4,553,817	4.19%	0.95%	to	-0.18%
Real Return Portfolio - Administrative Class (PMVRRA)
2009	0.95%	to	1.30%	65,525	12.02	to	11.87	782,688	3.12%	17.27%	to	16.95%
2008	0.95%	to	1.30%	66,141	10.25	to	10.15	675,187	3.63%	-7.91%	to	-8.31%
2007	0.95%	to	1.30%	25,083	11.13	to	11.07	278,591	5.95%	9.66%	to	9.28%
2006	0.95%	to	1.30%	74,407	10.15	to	10.13	755,146	3.97%	1.5%	to	1.3%	*
Series D (Global Series) (SBLD)
2009	1.10%	to	1.30%	23,481	9.02	to	8.96	211,619	0.00%	17.91%	to	18.21%
2008	0.95%	to	1.30%	21,833	7.65	to	7.58	166,288	0.00%	-33.80%	to	-39.17%
2007	1.10%	to	1.30%	15,283	12.5	to	12.46	190,962	0.00%	7.67%	to	7.32%
2006	1.10%	to	1.15%	10,257	11.61			119,083	0.00%	16.1%			*
Series J (Mid Cap Growth Series) (SBLJ)
2009	0.95%	to	1.30%	14,777	7.74	to	7.65	113,801	0.00%	42.54%	to	42.19%
2008	0.95%	to	1.30%	11,088	5.43	to	5.38	59,995	0.00%	-40.54%	to	-40.75%
2007	0.95%	to	1.30%	6,602	9.13	to	9.08	60,149	0.00%	-11.36%	to	-11.67%
2006	0.95%	to	1.20%	5,632	10.3	to	10.28	57,954	0.00%	3%	to	2.8%	*
Series N (Managed Asset Allocation Series) (SBLN)
2009	0.95%	to	1.25%	14,169	10.38	to	10.27	146,319	0.00%	24.46%	to	24.03%
2008	0.95%	to	1.25%	12,844	8.34	to	8.28	106,763	0.00%	-27.92%	to	-28.06%
2007	0.95%	to	1.25%	10,932	11.57	to	11.51	126,202	0.00%	5.09%	to	4.64%
2006	1.10%	to	1.25%	5,872	11.01	to	11	64,646	0.00%	10.1%	to	10%	*
Series O (All Cap Value Series) (SBLO)
2009	0.95%	to	1.30%	75,841	9.31	to	9.19	702,539	0.00%	31.87%	to	31.29%
2008	0.95%	to	1.30%	117,337	7.06	to	7	826,269	0.00%	-39.03%	to	-39.24%
2007	0.95%	to	1.30%	25,150	11.58	to	11.52	290,548	0.00%	1.85%	to	1.41%
2006	0.95%	to	1.15%	13,985	11.37	to	11.36	158,900	0.00%	13.7%	to	13.6%	*

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Series P (High Yield Series) (SBLP)
2009	0.95%	to	1.30%	35,166	$12.72	to	12.56	$445,532	0.00%	71.2%	to	70.42%
2008	0.95%	to	1.30%	17,473	7.43	to	7.37	129,324	0.00%	-30.69%	to	-30.86%
2007	0.95%	to	1.30%	40,974	10.72	to	10.66	438,344	0.00%	1.13%	to	0.76%
2006	0.95%	to	1.30%	57,506	10.6	to	10.58	609,242	0.00%	6%	to	5.8%	*
Series Q (Small Cap Value Series) (SBLQ)
2009	0.95%	to	1.30%	63,451	11.06	to	10.92	697,437	0.00%	54.47%	to	53.8%
2008	0.95%	to	1.30%	64,592	7.16	to	7.1	460,344	0.00%	-39.17%	to	-39.37%
2007	0.95%	to	1.30%	52,222	11.77	to	11.71	612,804	0.00%	9.29%	to	8.83%
2006	1.10%	to	1.20%	17,623	10.77	to	10.76	189,748	0.00%	7.7%	to	7.6%	*
Series V (Mid Cap Value Series) (SBLV)
2009	0.95%	to	1.30%	185,377	10.95	to	10.81	2,018,141	0.00%	42.58%	to	42.05%
2008	0.95%	to	1.30%	173,469	7.68	to	7.61	1,327,038	0.00%	-29.15%	to	-29.41%
2007	0.95%	to	1.30%	128,838	10.84	to	10.78	1,392,964	0.00%	0.93%	to	0.56%
2006	0.95%	to	1.25%	48,041	10.74	to	10.72	515,556	0.00%	7.4%	to	7.2%	*
Series X (Small Cap Growth Series) (SBLX)
2009	0.95%	to	1.15%	6,371	7.56	to	7.51	47,929	0.00%	33.81%	to	33.63%
2008	0.95%	to	1.15%	4,010	5.65	to	5.62	22,552	0.00%	-47.59%	to	-47.82%
2007	1.10%	to	1.15%	145	10.78	to	10.77	1,561	0.00%	4.46%	to	4.36%
2006	1.10%	to	1.15%	81	10.32			836	0.00%	3.2%			*
Series Y (Select 25 Series) (SBLY)
2009	1.10%	to	1.25%	3,045	8.25	to	8.2	25,093	0.00%	31.79%	to	31.62%
2008	1.10%	to	1.25%	2,318	6.26	to	6.23	14,497	0.00%	-37.77%	to	-37.89%
2007	1.10%	to	1.25%	545	10.06	to	10.03	5,466	0.00%	-7.2%	to	-7.39%
2006	1.10%	to	1.25%	1,127	10.84	to	10.83	12,212	0.00%	8.4%	to	8.3%	*
Total Return Portfolio - Administrative Class (PMVTRA)
2009	0.95%	to	1.30%	188,936	13.08	to	12.92	2,460,265	5.11%	12.95%	to	12.64%
2008	0.95%	to	1.30%	153,732	11.58	to	11.47	1,774,326	4.48%	3.86%	to	3.43%
2007	0.95%	to	1.30%	33,848	11.15	to	11.09	376,864	5.60%	7.73%	to	7.15%
2006	0.95%	to	1.10%	21,396	10.35			221,448	3.67%	3.5%			*
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2009	1.25%			1,111	10.02			11,122	2.6%	28.19%
2008	1.25%			1,634	7.81			12,762	2.03%	-39.46%
2007	1.25%			2,177	12.91			28,097	1.24%	-7.22%
2006	1.25%			2,742	13.91			38,143	1.39%	14.47%
2005	1.25%			3,329	12.15			40,456	2.10%	3.92%
Capital Growth Portfolio - Class II (ACEG2)
2009	1.50%	to	2.60%	181,324	9.63	to	8.83	1,694,443	0.00%	63.16%	to	61.34%
2008	1.50%	to	2.50%	207,406	5.9	to	5.51	1,194,326	0.19%	-49.88%	to	-50.39%
2007	1.50%	to	2.50%	215,311	11.77	to	11.11	2,481,515	0.00%	14.88%	to	13.71%
2006	1.50%	to	2.60%	254,837	10.25	to	9.72	2,564,525	0.00%	1.09%	to	-0.04%
2005	1.50%	to	2.60%	281,218	10.14	to	9.73	2,808,969	0.01%	6.03%	to	4.85%
Comstock Portfolio - Class II (ACC2)
2009	1.50%	to	2.60%	821,709	10.81	to	9.92	8,659,295	4.31%	26.48%	to	25.07%
2008	1.50%	to	2.60%	1,011,292	8.55	to	7.93	8,446,011	2.42%	-36.77%	to	-37.47%
2007	1.50%	to	2.60%	1,281,115	13.52	to	12.68	16,966,951	1.68%	-3.8%	to	-4.88%
2006	1.50%	to	2.60%	1,437,197	14.05	to	13.33	19,854,900	1.25%	14.31%	to	13.04%
2005	1.50%	to	2.60%	1,555,924	12.29	to	11.8	18,867,355	0.94%	2.55%	to	1.41%
Diversified Stock Fund Class A Shares (VYDS)
2009	0.95%	to	2.05%	510,692	11.1	to	9.81	5,537,239	0.82%	25.85%	to	24.28%
2008	0.95%	to	2.05%	691,105	8.82	to	7.89	5,917,748	0.73%	-38.46%	to	-39.19%
2007	0.95%	to	2.15%	975,201	14.33	to	12.87	13,517,054	0.67%	8.9%	to	7.64%
2006	0.95%	to	2.15%	1,255,579	13.16	to	11.96	15,902,096	0.32%	12.6%	to	11.3%
2005	0.95%	to	2.15%	1,477,938	11.68	to	10.74	16,700,637	0.08%	7.72%	to	6.46%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Micro-Cap Portfolio - Investment Class (ROCMC)
2009	0.95%	to	1.30%	78,868	$9.97	to	9.85	$781,980	0.00%	56.51%	to	56.1%
2008	0.95%	to	1.30%	68,775	6.37	to	6.31	436,495	3.32%	-43.83%	to	-44.06%
2007	0.95%	to	1.30%	41,378	11.34	to	11.28	467,888	2.31%	3%	to	2.64%
2006	0.95%	to	1.20%	11,724	11.01	to	10.99	128,982	0.31%	10.1%	to	9.9%	*
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95%	to	1.95%	754,802	9.4	to	10.45	7,071,421	0.00%	40.44%	to	38.86%
2008	0.95%	to	2.20%	1,679,454	6.69	to	7.45	11,323,627	0.10%	-43.2%	to	-43.97%
2007	0.95%	to	2.20%	1,844,368	11.78	to	13.3	22,155,421	0.10%	11.41%	to	10.07%
2006	0.95%	to	2.20%	1,416,705	10.58	to	12.09	15,312,049	0.38%	5.76%	to	4.89%	*
2005	1.25%	to	2.25%	4,352	11.22	to	11.15	48,642	0.17%	12.21%	to	11.46%	*
Equity Income Portfolio - II (TREI2)
2009	0.95%	to	2.05%	1,708,614	8.81	to	8.46	15,026,299	1.55%	24.06%	to	22.68%
2008	0.95%	to	2.65%	1,993,851	7.1	to	7.62	14,377,376	2.16%	-36.87%	to	-38.03%
2007	0.95%	to	2.65%	1,986,743	11.25	to	12.29	22,946,653	1.71%	2.05%	to	0.35%
2006	0.95%	to	2.25%	1,364,550	11.02	to	12.34	15,774,454	1.36%	10.24%	to	9.31%	*
2005	1.25%	to	2.25%	29,153	10.55	to	10.48	306,871	0.76%	5.49%	to	4.78%	*
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%			1,107	11.37			12,587	3.22%	6.01%
2008	0.95%	to	2.65%	1,526,688	10.75	to	10.18	16,328,229	3.76%	0.34%	to	-1.36%
2007	0.95%	to	2.05%	597,947	10.71	to	10.51	6,383,646	4.21%	4.22%	to	3.06%
2006	0.95%	to	1.85%	278,165	10.28	to	10.22	2,857,789	3.45%	2.77%	to	2.15%	*
2005	1.25%	to	2.25%	10,922	10.04	to	9.98	109,196	1.04%	0.44%	to	-0.24%	*
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2009	0.95%	to	2.05%	1,015,118	22.96	to	21.55	23,100,080	0.13%	111.37%	to	109.03%
2008	0.95%	to	2.15%	785,222	10.86	to	10.28	8,463,673	0.00%	-65.09%	to	-65.59%
2007	0.95%	to	2.65%	1,458,468	31.11	to	29.32	45,060,130	0.44%	36.25%	to	34.09%
2006	0.95%	to	2.40%	1,627,022	22.83	to	22.02	36,935,001	0.61%	38.21%	to	36.37%
2005	0.95%	to	2.40%	1,743,322	16.52	to	16.14	28,703,317	0.59%	30.62%	to	28.87%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2009	0.95%	to	2.20%	712,637	21.23	to	25.47	18,859,632	0.17%	111.15%	to	108.49%
2008	0.95%	to	2.20%	857,455	10.05	to	12.21	10,692,912	0.00%	-65.12%	to	-65.56%
2007	0.95%	to	2.20%	1,160,958	28.82	to	35.46	42,349,252	0.47%	36.3%	to	34.57%
2006	0.95%	to	2.30%	1,535,950	21.14	to	34.65	43,798,341	0.64%	38.17%	to	36.47%
2005	0.95%	to	2.30%	2,068,868	15.3	to	25.39	41,782,827	0.81%	30.75%	to	29.12%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2009	0.95%	to	2.25%	1,314,117	27.79	to	25.79	36,210,549	0.25%	56.12%	to	54.07%
2008	0.95%	to	2.65%	1,269,810	17.8	to	16.49	22,418,503	0.37%	-46.61%	to	-47.54%
2007	0.95%	to	2.65%	1,841,149	33.35	to	31.43	60,950,614	0.11%	43.94%	to	41.61%
2006	0.95%	to	2.65%	1,987,076	23.17	to	22.19	45,765,443	0.08%	23.36%	to	21.42%
2005	0.95%	to	2.40%	2,553,864	18.78	to	18.36	47,804,049	0.18%	50.18%	to	48.19%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2009	0.95%	to	2.20%	473,719	27.17	to	32.36	14,993,036	0.27%	56.04%	to	54.07%
2008	0.95%	to	2.20%	540,162	17.41	to	21.01	11,028,030	0.32%	-46.64%	to	-47.31%
2007	0.95%	to	2.20%	800,293	32.63	to	39.87	30,418,032	0.13%	43.97%	to	42.14%
2006	0.95%	to	2.30%	1,061,403	22.66	to	32.53	29,115,074	0.07%	23.31%	to	21.81%
2005	0.95%	to	2.30%	1,384,893	18.38	to	26.71	30,499,273	0.36%	50.24%	to	48.39%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009	0.95%	to	2.45%	12,278,354	$22.34	to	19.55	$268,795,979	0.37%	23.86%	to	21.91%
2008	0.95%	to	2.45%	12,909,693	18.04	to	16.04	228,047,915	0.40%	-26.5%	to	-27.59%
2007	0.95%	to	2.50%	14,390,538	24.54	to	21.65	344,690,429	0.64%	42.74%	to	40.61%
2006	0.95%	to	2.50%	14,439,370	17.19	to	15.39	243,077,277	0.37%	19.01%	to	17.28%
2005	0.95%	to	2.50%	13,534,569	14.45	to	13.13	192,039,128	0.91%	23.1%	to	21.28%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2009	0.95%	to	2.25%	4,701,582	12.47	to	11.09	57,583,672	2.05%	12.15%	to	10.61%
2008	0.95%	to	2.25%	5,696,020	11.12	to	10.03	62,182,738	0.09%	-21.75%	to	-22.79%
2007	0.95%	to	2.40%	7,103,270	14.21	to	12.85	98,563,321	1.35%	12.58%	to	10.98%
2006	0.95%	to	2.40%	7,857,473	12.62	to	11.58	97,168,074	1.35%	10.16%	to	8.59%
2005	0.95%	to	2.40%	8,795,903	11.46	to	10.66	99,072,107	1.21%	4.02%	to	2.55%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2009	0.95%	to	2.45%	7,877,501	14.32	to	12.51	110,602,955	3.8%	6.15%	to	4.56%
2008	0.95%	to	2.45%	8,981,987	13.49	to	11.97	118,793,718	0.09%	-0.64%	to	-2.13%
2007	0.95%	to	2.45%	9,744,380	13.57	to	12.23	129,124,805	4.27%	4.66%	to	3.09%
2006	0.95%	to	2.45%	7,144,826	12.97	to	11.86	90,803,031	4.28%	3.26%	to	1.71%
2005	0.95%	to	2.45%	7,659,203	12.56	to	11.66	94,606,243	4.28%	0.65%	to	-0.84%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2009	0.95%	to	2.45%	14,723,373	9.45	to	8.24	136,658,228	1.03%	22.84%	to	20.83%
2008	0.95%	to	2.45%	18,240,906	7.7	to	6.82	137,697,882	0.16%	-35.39%	to	-36.41%
2007	0.95%	to	2.50%	22,343,431	11.91	to	10.73	259,445,543	0.60%	12.94%	to	11.23%
2006	0.95%	to	2.50%	25,267,360	10.55	to	9.65	260,652,329	0.86%	15.88%	to	14.14%
2005	0.95%	to	2.50%	27,738,468	9.1	to	8.45	247,757,812	0.32%	7.97%	to	6.35%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2009	0.95%	to	2.10%	1,974,176	12.01	to	11.16	23,409,402	1%	16.76%	to	15.24%
2008	0.95%	to	2.25%	2,406,092	10.29	to	9.61	24,430,897	0.07%	-36.52%	to	-37.4%
2007	0.95%	to	2.30%	2,699,802	16.21	to	15.31	43,121,810	0.96%	15.6%	to	14.09%
2006	0.95%	to	2.25%	2,287,217	14.02	to	13.44	31,707,103	1.55%	14.82%	to	13.39%
2005	0.95%	to	2.10%	1,421,645	12.21	to	11.89	17,222,991	1.47%	11.96%	to	10.72%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2009	0.95%	to	2.25%	1,063,778	10.3	to	9.81	10,865,760	0.00%	39.15%	to	37.32%
2008	0.95%	to	2.25%	1,046,875	7.4	to	7.14	7,688,769	0.10%	-46.66%	to	-47.36%
2007	0.95%	to	2.25%	794,716	13.88	to	13.57	10,956,096	0.50%	49.85%	to	47.88%
2006	0.95%	to	2.25%	225,125	9.26	to	9.18	2,079,139	1.04%	-7.4%	to	-8.21%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2009	0.95%	to	2.40%	3,338,506	14.25	to	13.3	46,986,034	0.00%	71.99%	to	68.97%
2008	0.95%	to	2.40%	3,038,959	8.29	to	7.87	24,913,336	1.23%	-61.83%	to	-62.43%
2007	0.95%	to	2.50%	3,287,167	21.71	to	20.89	70,684,121	0.03%	42.13%	to	40.04%
2006	0.95%	to	2.50%	2,887,238	15.27	to	14.92	43,840,312	0.43%	24.3%	to	22.51%
2005	0.95%	to	2.50%	1,378,143	12.29	to	12.18	16,894,061	0.00%	22.87%	to	21.79%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2009	0.95%	to	2.40%	16,771,104	9.48	to	8.3	155,856,008	0.39%	25.87%	to	23.89%
2008	0.95%	to	2.40%	20,570,540	7.53	to	6.7	151,814,844	0.00%	-36.88%	to	-37.83%
2007	0.95%	to	2.50%	25,148,472	11.93	to	10.98	292,538,227	0.00%	24.61%	to	22.72%
2006	0.95%	to	2.50%	28,866,345	9.57	to	8.95	270,352,480	0.00%	4.04%	to	2.46%
2005	0.95%	to	2.50%	33,936,580	9.2	to	8.73	306,477,658	0.00%	10.18%	to	8.5%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owner’s Equity	Investment Income Ratio***	Total Return****			Inception Date
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2009	0.95%	to	2.45%	4,948,846	$17.49	to	15.29	$84,994,354	8.96%	45.03%	to	42.85%
2008	0.95%	to	2.45%	4,801,530	12.06	to	10.7	56,854,592	0.61%	-22.56%	to	-23.76%
2007	0.95%	to	2.50%	5,514,524	15.57	to	13.89	84,027,517	7.66%	2.87%	to	1.29%
2006	0.95%	to	2.50%	5,604,764	15.14	to	13.71	83,269,476	7.08%	9.22%	to	7.55%
2005	0.95%	to	2.50%	5,754,595	13.86	to	12.75	78,493,453	7.23%	1.57%	to	0.03%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2009	0.95%	to	2.45%	4,678,629	10.59	to	9.23	48,546,792	1.53%	25.69%	to	23.58%
2008	0.95%	to	2.45%	5,243,842	8.43	to	7.47	43,268,182	0.23%	-42.7%	to	-43.62%
2007	0.95%	to	2.45%	6,280,053	14.7	to	13.24	89,962,290	0.58%	20.14%	to	18.41%
2006	0.95%	to	2.45%	6,317,661	12.24	to	11.19	75,594,854	0.61%	19.84%	to	18.14%
2005	0.95%	to	2.45%	6,562,646	10.21	to	9.47	65,724,366	2.03%	15.37%	to	13.71%
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2009	0.95%	to	2.05%	1,454,572	14.26	to	13.39	20,676,076	3.48%	35.66%	to	34.16%
2008	0.95%	to	2.25%	1,645,885	10.51	to	10.84	17,441,697	0.42%	-42.81%	to	-43.63%
2007	0.95%	to	2.25%	2,118,596	18.38	to	19.23	40,016,688	1.65%	8.83%	to	7.48%
2006	0.95%	to	2.25%	2,084,663	16.89	to	17.89	36,371,800	2.04%	28.39%	to	26.81%
2005	0.95%	to	2.25%	1,636,753	13.15	to	14.11	22,329,203	2.93%	10.11%	to	8.75%
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2009	0.95%	to	2.05%	361,907	11.33	to	10.34	4,039,189	0.00%	39.95%	to	38.19%
2008	0.95%	to	2.05%	350,971	8.1	to	7.48	2,792,115	0.00%	-48.53%	to	-49.19%
2007	0.95%	to	2.20%	416,786	15.73	to	14.63	6,396,312	0.00%	5.47%	to	4.18%
2006	0.95%	to	2.20%	457,441	14.92	to	14.04	6,684,118	0.00%	11.2%	to	9.89%
2005	0.95%	to	2.20%	339,344	13.42	to	12.78	4,474,771	0.00%	19.72%	to	18.3%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2009	0.95%	to	2.40%	1,188,377	12.5	to	11.68	14,695,895	0.00%	45.27%	to	43.04%
2008	0.95%	to	2.25%	1,106,727	8.61	to	8.21	9,436,571	0.03%	-36.83%	to	-37.72%
2007	0.95%	to	2.50%	1,245,741	13.63	to	13.1	16,820,762	0.02%	11.54%	to	9.84%
2006	0.95%	to	2.50%	954,630	12.22	to	11.93	11,595,360	0.50%	7.53%	to	5.91%
2005	0.95%	to	2.50%	363,735	11.36	to	11.26	4,123,615	0.00%	13.61%	to	12.6%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2009	0.95%	to	2.40%	3,428,531	11.28	to	9.9	37,949,287	1.07%	0.06%	to	-1.4%
2008	0.95%	to	2.40%	6,113,637	11.28	to	10.04	67,435,079	2.09%	1.21%	to	-0.25%
2007	0.95%	to	2.40%	3,735,294	11.14	to	10.07	40,487,120	4.60%	3.62%	to	2.11%
2006	0.95%	to	2.40%	2,969,855	10.75	to	9.86	31,181,969	4.38%	3.33%	to	1.84%
2005	0.95%	to	2.40%	2,198,821	10.41	to	9.68	22,447,693	2.35%	1.52%	to	0.06%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	0.95%	to	1.95%	543,845	10.4	to	10.02	5,600,904	5.5%	7.34%	to	6.24%
2008	0.95%	to	2.25%	672,056	9.69	to	9.29	6,465,650	0.88%	-11.79%	to	-12.96%
2007	0.95%	to	2.50%	855,365	10.99	to	10.58	9,362,133	3.41%	2.42%	to	0.83%
2006	0.95%	to	2.50%	808,187	10.73	to	10.49	8,673,304	5.22%	3.78%	to	2.17%
2005	0.95%	to	2.50%	618,701	10.34	to	10.27	6,420,496	5.69%	1.03%	to	-0.53%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2009	0.95%	to	2.25%	869,687	11.31	to	10.53	9,776,465	3.16%	22.45%	to	20.84%
2008	0.95%	to	2.25%	1,068,301	9.24			9,871,352	0.54%	-36.65%	to	-37.57%
2007	0.95%	to	2.50%	1,285,756	14.58	to	14.67	19,058,804	0.52%	-16.87%	to	-18.14%
2006	0.95%	to	2.50%	1,572,126	17.53	to	17.92	28,157,201	0.86%	28.85%	to	26.96%
2005	0.95%	to	2.50%	1,139,421	13.61	to	14.12	15,880,114	1.84%	9.78%	to	8.17%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owner’s Equity	Investment Income Ratio***	Total Return****			Inception Date
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2009	0.95%	to	2.45%	6,937,432	$13.52	to	11.8	$91,919,030	0.00%	42.47%	to	40.24%
2008	0.95%	to	2.45%	8,066,843	9.49	to	8.41	74,948,034	0.00%	-34.52%	to	-35.55%
2007	0.95%	to	2.50%	9,699,144	14.5	to	14.16	137,088,431	0.00%	23.18%	to	21.33%
2006	0.95%	to	2.50%	10,562,288	11.77	to	11.67	121,575,510	0.00%	6.85%	to	5.25%
2005	0.95%	to	2.50%	11,941,607	11.01	to	11.09	129,070,341	0.00%	16.13%	to	14.41%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2009	0.95%	to	2.45%	6,103,814	12.15	to	10.59	72,782,371	0.42%	33.44%	to	31.3%
2008	0.95%	to	2.45%	7,141,914	9.1	to	8.07	63,716,776	0.00%	-39.76%	to	-40.74%
2007	0.95%	to	2.50%	8,843,950	15.11	to	14.09	130,361,616	0.00%	12.43%	to	10.71%
2006	0.95%	to	2.50%	10,059,603	13.44	to	12.73	132,310,577	0.00%	4.06%	to	2.48%
2005	0.95%	to	2.50%	12,069,149	12.91	to	12.42	153,045,546	0.00%	11.81%	to	10.16%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2009	0.95%	to	2.05%	719,794	11.95	to	11.22	8,594,076	0.00%	27.92%	to	26.5%
2008	0.95%	to	2.05%	824,726	9.35	to	9.65	7,753,067	0.19%	-26.83%	to	-27.72%
2007	0.95%	to	2.15%	921,499	12.77	to	13.3	12,023,934	0.01%	-5.05%	to	-6.17%
2006	0.95%	to	2.15%	981,472	13.45	to	14.17	13,544,922	0.14%	15.74%	to	14.4%
2005	0.95%	to	2.15%	1,005,493	11.62	to	12.39	12,034,087	0.00%	3.16%	to	1.96%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2009	0.95%	to	2.45%	5,275,682	12.27	to	10.76	63,321,636	2.09%	25.44%	to	23.4%
2008	0.95%	to	2.45%	6,491,989	9.78	to	8.72	62,086,887	0.22%	-34.44%	to	-35.51%
2007	0.95%	to	2.45%	7,960,591	14.92	to	13.53	115,970,544	0.93%	0.92%	to	-0.55%
2006	0.95%	to	2.45%	9,004,271	14.78	to	13.6	130,384,387	1.02%	15.77%	to	14.07%
2005	0.95%	to	2.45%	10,933,745	12.77	to	11.93	137,210,472	1.38%	3.43%	to	1.93%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2009	1.60%	to	1.75%	26,804	11.02	to	10.86	292,549	0.00%	45.37%	to	45.15%
2008	0.95%	to	2.65%	8,437,109	8.03	to	8.65	67,613,857	1.87%	-40.67%	to	-41.75%
2007	0.95%	to	2.70%	10,766,464	13.53	to	14.79	148,802,499	0.62%	5.61%	to	3.8%
2006	0.95%	to	2.70%	13,514,581	12.81	to	14.25	180,134,788	0.00%	11.16%	to	9.25%
2005	0.95%	to	2.70%	16,647,315	11.52	to	13.04	200,165,641	0.00%	6.86%	to	5.03%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2009	0.95%	to	2.15%	358,511	13.12	to	9.46	4,689,092	0.00%	31.18%	to	30.12%	*
Advisers Management Trust - Focus Portfolio - S Class Shares (Obsolete) (AMFOS)
2005	1.50%	to	2.60%	39,503	21.03	to	20.18	816,015	0.00%	-1.6%	to	-2.7%
Financial Investors First Horizon Core Equity Portfolio (obsolete) (FHGIP)
2005	0.95%	to	2.00%	149,531	9.64	to	9.21	1,415,472	1.28%	-3.66%	to	-4.68%
First Horizon Capital Appreciation Portfolio (obsolete) (FHCAP)
2005	0.95%	to	2.00%	39,067	14.17	to	13.53	542,543	0.00%	2.08%	to	1%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.95%	to	1.65%	351,739	9.29	to	10.11	3,287,420	1.67%	-41.6%	to	-42.01%
2007	0.95%	to	1.65%	429,076	15.9	to	17.44	6,859,987	1.06%	15.48%	to	14.66%
2006	0.95%	to	1.65%	566,655	13.77	to	15.21	7,848,707	0.97%	17.53%	to	16.7%
2005	0.95%	to	1.65%	722,518	11.71	to	13.03	8,518,004	0.84%	16.33%	to	15.51%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.95%	to	1.20%	137,487	6.89	to	8.24	963,234	1.66%	-47.26%	to	-47.39%
2007	0.95%	to	1.25%	189,766	13.07	to	15.58	2,512,874	0.00%	-4.87%	to	-5.16%
2006	0.95%	to	1.30%	225,532	13.74	to	16.36	3,141,525	0.00%	12.13%	to	11.74%
2005	0.95%	to	1.40%	303,526	12.25	to	14.65	3,775,401	0.00%	15.04%	to	14.52%
Investment Portfolios - Emerging Leaders Fund - Service Shares (obsolete) (DELS)
2006	1.50%	to	2.60%	101,828	13.75	to	13.05	1,376,470	0.00%	6.39%	to	5.21%
2005	1.50%	to	2.60%	121,394	12.93	to	12.4	1,548,272	0.00%	3.18%	to	2.03%

(Continued)

NW Var 9 - Boa Future (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95%	to	2.35%	6,114,999	$9.64	to	7.7	$57,262,331	2.68%	-26.26%	to	-27.34%
2007	0.95%	to	2.40%	8,194,862	13.07	to	10.55	103,890,742	2.20%	3.63%	to	2.15%
2006	0.95%	to	2.65%	10,363,591	12.61	to	10.12	126,752,943	2.25%	11.19%	to	9.32%
2005	0.95%	to	2.65%	12,798,198	11.34	to	9.26	141,266,241	1.96%	1.57%	to	-0.14%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.95%	to	2.65%	3,026,086	8.27	to	5.91	25,366,292	0.00%	-46.62%	to	-47.62%
2007	0.95%	to	2.65%	4,466,109	15.46	to	11.28	70,146,887	0.00%	7.97%	to	6.16%
2006	0.95%	to	2.65%	5,554,033	14.36	to	10.63	80,969,198	0.00%	8.87%	to	7.06%
2005	0.95%	to	2.65%	6,941,684	13.19	to	9.93	93,142,769	0.00%	8.7%	to	6.9%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.95%	to	2.30%	1,228,220	9.59	to	9	11,674,270	1.12%	-33.84%	to	-34.81%
2007	0.95%	to	2.30%	2,001,101	14.5	to	13.81	28,780,769	0.96%	1.47%	to	0.14%
2006	0.95%	to	2.30%	3,023,212	14.29	to	13.79	42,901,825	0.64%	15.73%	to	14.22%
2005	0.95%	to	2.55%	5,126,253	12.35	to	12.03	63,040,445	0.19%	8.18%	to	6.51%
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.95%	to	1.85%	424,452	10.99	to	7.79	4,643,921	2.80%	-36.79%	to	-37.37%
2007	0.95%	to	1.85%	537,328	17.39	to	12.44	9,298,560	1.22%	0.81%	to	-0.11%
2006	0.95%	to	2.30%	791,274	17.25	to	13.34	13,592,744	0.87%	18.22%	to	16.67%
2005	0.95%	to	2.30%	993,748	14.59	to	11.44	14,454,274	0.75%	7.12%	to	5.72%
Variable Insurance Funds - Large Cap Growth VIF (obsolete) (BBLCG)
2006	0.95%	to	2.00%	170,035	9.79	to	9.27	1,627,561	0.47%	3.1%	to	2.03%
2005	0.95%	to	2.05%	181,917	9.5	to	9.07	1,696,640	0.38%	0.92%	to	-0.18%
Variable Insurance Funds - V.I. Blue Chip Fund - Series I (Obsolete) (AVBC)
2005	0.95%	to	2.05%	49,836	9.64	to	9.2	473,443	0.58%	2.52%	to	1.4%
Variable Insurance Funds - V.I. Premier Equity Fund - Series I (obsolete) (AVV)
2005	0.95%	to	1.55%	46,399	9.48	to	9.24	432,685	0.80%	4.65%	to	4.02%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (obsolete) (WRLBP)
2006	0.95%	to	2.45%	3,102,882	12.22	to	11.17	37,128,029	3.38%	2.98%	to	1.43%
2005	0.95%	to	2.45%	3,575,770	11.87	to	11.01	41,681,171	3.05%	0.72%	to	-0.78%

2009	Reserves for annuity contracts in payout phase:								81,634,158
2009	Contract owners equity:								$7,961,391,641
2008	Reserves for annuity contracts in payout phase:								67,678,494
2008	Contract owners equity:								$7,651,606,707
2007	Reserves for annuity contracts in payout phase:								100,490,623
2007	Contract owners equity:								$14,026,009,866
2006	Reserves for annuity contracts in payout phase:								92,698,887
2006	Contract owners equity:								$15,205,517,008
2005	Reserves for annuity contracts in payout phase:								70,940,826
2005	Contract owners equity:								$15,354,197,207

*	Denotes the minimum and/or maximum of the total return ranges, for underlying mutual fund options that were added and funded during the reporting period. One or both of the returns presented may not be annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such case, the total return presented is representative of all units issued and outstanding at period end.

**	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Unassociated Document

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income (loss), changes in equity and cash flows for each of the years in the three-year period ended December 31, 2009. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio
March 1, 2010

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income (Loss)

(in millions)

	Years ended December 31,
	2009	2008	2007
Revenues:
Policy charges	$1,245.1	$1,340.5	$1,383.9
Premiums	469.7	394.1	407.0
Net investment income	1,879.1	1,864.7	2,192.2
Net realized investment gains (losses)	453.8	(347.8)	(47.2)
Other-than-temporary impairment losses (consisting of $992.1 of total other-than-temporary impairment losses, net of $417.5 recognized in other comprehensive income, for the year ended December 31, 2009)	(574.6)	(1,130.7)	(117.7)
Other income	(3.9)	(4.2)	8.9

Total revenues	3,469.2	2,116.6	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Benefits and claims	812.1	856.1	672.5
Policyholder dividends	87.0	93.1	83.1
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization of value of business acquired and other intangible assets	62.8	30.9	48.5
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55.3	61.8	70.0
Other operating expenses	579.8	631.6	630.8

Total benefits and expenses	3,162.7	3,537.7	3,198.0

Income (loss) from continuing operations before federal income tax expense (benefit)	306.5	(1,421.1)	629.1
Federal income tax expense (benefit)	47.9	(533.8)	147.3

Income (loss) from continuing operations	258.6	(887.3)	481.8
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(6.0)

Net income (loss)	258.6	(887.3)	475.8
Less: Net loss attributable to noncontrolling interest	52.3	72.3	50.9

Net income (loss) attributable to NLIC	$310.9	$(815.0)	$526.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2009	2008
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,103.1 and $24,122.6)	$24,749.7	$21,387.5
Equity securities (amortized cost $48.8 and $62.2)	52.6	54.1
Mortgage loans on real estate, net	6,829.0	7,770.1
Short-term investments, including amounts managed by a related party	1,003.4	2,913.0
Other investments	1,516.8	1,733.2

Total investments	34,151.5	33,857.9

Cash and cash equivalents	49.1	42.0
Accrued investment income	401.9	342.9
Deferred policy acquisition costs	3,983.1	4,523.8
Value of business acquired	276.9	334.0
Goodwill	199.8	199.8
Other assets	2,085.2	3,662.2
Separate account assets	57,846.2	48,841.0

Total assets	$98,993.7	$91,803.6

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$33,149.4	$35,714.5
Short-term debt	150.0	249.7
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	1,826.4	2,589.6
Separate account liabilities	57,846.2	48,841.0

Total liabilities	93,672.0	88,094.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5,000,000 shares; issued and outstanding - 3,814,779 shares)	3.8	3.8
Additional paid-in capital	1,717.7	1,697.7
Retained earnings	3,515.2	2,952.6
Accumulated other comprehensive loss	(265.6)	(1,361.3)

Total shareholder’s equity	4,971.1	3,292.8
Noncontrolling interest	350.6	416.0

Total equity	5,321.7	3,708.8

Total liabilities and equity	$98,993.7	$91,803.6

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Condensed Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2006	$3.8	$1,358.8	$4,311.3	$24.6	$5,698.5	$445.5	$6,144.0

Dividends to NFS	—	—	(612.5)	—	(612.5)	—	(612.5)
Member contributions to noncontrolling interest	—	—	—	—	—	70.7	70.7
Other, net	—	—	2.6	—	2.6	0.4	3.0

Comprehensive income (loss):
Net income (loss)	—	—	526.7	—	526.7	(50.9)	475.8
Other comprehensive loss, net of taxes	—	—	—	(111.7)	(111.7)	—	(111.7)

Total comprehensive income (loss)					415.0	(50.9)	364.1

Balance as of December 31, 2007	$3.8	$1,358.8	$4,228.1	$(87.1)	$5,503.6	$465.7	$5,969.3

Dividends to NFS	—	—	(460.5)	—	(460.5)	—	(460.5)
Capital contributed by NFS	—	338.9	—	—	338.9	—	338.9
Member contributions to noncontrolling interest	—	—	—	—	—	23.0	23.0
Other, net	—	—	—	—	—	(0.4)	(0.4)

Comprehensive loss:
Net loss	—	—	(815.0)	—	(815.0)	(72.3)	(887.3)
Other comprehensive loss, net of taxes	—	—	—	(1,274.2)	(1,274.2)	—	(1,274.2)

Total comprehensive loss					(2,089.2)	(72.3)	(2,161.5)

Balance as of December 31, 2008	$3.8	$1,697.7	$2,952.6	$(1,361.3)	$3,292.8	$416.0	$3,708.8

Cumulative effect of change in accounting principle, net of taxes	—	—	249.7	(249.7)	—	—	—
Capital contributed by NFS	—	20.0	—	—	20.0	—	20.0
Other, net	—	—	2.0	—	2.0	(13.1)	(11.1)

Comprehensive income (loss):
Net income (loss)	—	—	310.9	—	310.9	(52.3)	258.6
Other comprehensive income, net of taxes	—	—	—	1,345.4	1,345.4	—	1,345.4

Total comprehensive income (loss)					1,656.3	(52.3)	1,604.0

Balance as of December 31, 2009	$3.8	$1,717.7	$3,515.2	$(265.6)	$4,971.1	$350.6	$5,321.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2009	2008	2007
Cash flows from operating activities:
Net income (loss)	$258.6	$(887.3)	$475.8
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment (gains) losses	(453.8)	347.8	47.2
Other-than-temporary impairment losses	574.6	1,130.7	117.7
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Capitalization of deferred policy acquisition costs	(513.0)	(587.6)	(631.3)
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization and depreciation	51.1	48.1	81.7
Decrease (increase) in other assets	291.6	(727.2)	552.7
(Decrease) increase in policy and other liabilities	(1,859.9)	583.0	(50.6)
Decrease (increase) in derivative assets	582.3	(1,030.7)	(146.9)
Increase in derivative liabilities	57.0	153.9	96.4
Other, net	57.4	51.0	10.0

Net cash provided by operating activities	611.6	945.9	2,245.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,889.2	4,271.5	4,582.7
Proceeds from sale of securities available-for-sale	4,210.5	4,308.8	4,977.9
Proceeds from repayments or sales of mortgage loans on real estate	773.1	869.1	2,653.7
Cost of securities available-for-sale acquired	(9,205.7)	(7,255.5)	(8,400.2)
Cost of mortgage loans on real estate originated or acquired	(35.7)	(371.8)	(1,944.0)
Net decrease (increase) in short-term investments	1,909.6	(1,856.8)	831.5
Collateral (paid) received, net	(868.6)	592.2	(207.3)
Other, net	207.7	15.3	(156.2)

Net cash provided by investing activities	880.1	572.8	2,338.1

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(99.7)	(35.6)	210.1
Capital contributed by NFS	20.0	—	—
Cash dividends paid to NFS	—	(280.7)	(612.5)
Investment and universal life insurance product deposits and other additions	3,877.1	3,862.3	3,913.8
Investment and universal life insurance product withdrawals and other deductions	(5,301.4)	(5,305.9)	(8,101.8)
Other, net	19.4	281.9	0.3

Net cash used in financing activities	(1,484.6)	(1,478.0)	(4,590.1)

Net increase (decrease) in cash and cash equivalents	7.1	40.7	(6.2)
Cash and cash equivalents, beginning of period	42.0	1.3	7.5

Cash and cash equivalents, end of period	$49.1	$42.0	$1.3

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2009, 2008 and 2007

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2009 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2009 and 2008, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity. In addition, NLIC’s subsidiary, Nationwide Life and Annuity Insurance Company (NLAIC), merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity. The mergers were completed to streamline the enterprise’s capital structure and create operational efficiencies. See Note 2 (p) for further information.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2008 and 2007 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were filed with the SEC.

(c) Valuation of Investments, Investment Income, Related Gains and Losses and Other-Than-Temporary Impairment Evaluations

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligation and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (loss) (AOCI) in shareholder’s equity. The adjustment to DAC and VOBA represents the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate. Net realized gains and losses on the sale of investments are determined using the specific identification method.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally investment grade private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. See Note 4 for further information regarding these alternative pricing processes.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

As a result of the Company’s adoption of guidance impacting Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 320-10, Investments – Debt and Equity Securities, in the first quarter of 2009, for all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

Additionally, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets.

The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income both the non-credit portion of the other-than-temporary impairment recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the valuation allowance on loan-specific reserves, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Changes in the valuation allowance are recorded in net realized investment gains and losses, while loan-specific reserves are included in other-than-temporary impairment losses. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. Interest income on mortgage loans is recognized over the life of the loan using the effective-yield method.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Impairment losses for other-than-temporary declines in the fair values of applicable investments are included in other-than-temporary impairment losses in the consolidated statements of income (loss).

(d) Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equities, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements. Certain features embedded in the Company’s investment portfolio, equity-indexed life and annuity contracts and certain variable life and annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives. All derivative instruments are carried at fair value and are reflected as an asset or liability. See Note 5 for a discussion on the Company’s use of derivative instruments.

(e) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(f) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(g) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(c).

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2007, 2008 and 2009.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(h) Value of Business Acquired

As a result of the acquisition of NFN in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the NFN acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections by major lines of business of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections considered all known or expected factors at the valuation date based on the judgment of management. The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains and losses, mortality and morbidity costs, or other factors.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (initially ranging from 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is adjusted annually for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, as described in Note 2(c). The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.

For those products amortized in relation to estimated gross profits, the most significant assumptions involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 7%. If actual net separate account performance varies from the 7% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The use of discount rates was necessary to establish fair values of VOBA acquired in the NFN transaction. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to value VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets acquired in the NFN transaction, as well as for net realized gains and losses, net of taxes, allocated to the closed block.

(i) Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually in the third quarter. Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions. The Company performed its annual impairment test as of June 30, 2009.

(j) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (Provident) prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department (PID). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, net investment income, and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.

(k) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values. The Company also uses market quotations to determine the underlying fair value of mutual funds when available. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income (loss) except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(l) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(m) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2009 (5% in 2008 and 6% in 2007), 51% of the number of life insurance policies in force in 2009 (54% in 2008 and 56% in 2007) and 12% of life insurance statutory premiums in 2009 (12% in 2008 and 12% in 2007). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(n) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income (loss).

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(o) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(p) NLICA Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities are under common control. NLICA and subsidiaries are reflected in the Company’s current and prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented. This presentation is consistent for both GAAP and Statutory reporting. Since NLICA and NLACA are wholly-owned subsidiaries, there is no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above for the years ended December 31 (in millions):

2009

Total revenues	$375.5
Total benefits and expenses	357.3
Federal income tax benefit	(4.9)
Net income	$23.1

2008

Total revenues	$411.0
Total benefits and expenses	395.7
Federal income tax expense	0.5
Net income	$14.8

2007
Total revenues	$510.0
Total benefits and expenses	412.7
Federal income tax expense	(18.8)
Net income	$78.5
(q) Change in Accounting Principle

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities (FASB Staff Position (FSP), FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle, which lowered net income by $1.9 million in 2007.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(3)	Recently Issued Accounting Standards
In January 2010, the FASB issued Accounting Standards Update (ASU) 2010-02, which amends FASB ASC 810, Consolidation. This guidance clarifies the scope of the decrease in the ownership provisions and applies to a subsidiary or group of assets that is a business or nonprofit activity, a subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture, and an exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity. This guidance would not be applied to sales of in-substance real estate. If a decrease in ownership occurs in a subsidiary that is not a business or nonprofit activity, an entity first needs to consider whether the substance of the transaction causing the decrease in ownership is addressed in other GAAP, such as transfers of financial assets, revenue recognition, exchanges of nonmonetary assets, or sales of in substance real estate, and apply that guidance as applicable. If no other guidance exists, an entity should apply the guidance in FASB ASC 810-10. This guidance also expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of FASB ASC 810-10. In addition to existing disclosures, this guidance requires for such a deconsolidation or derecognition additional disclosures regarding valuation techniques, the nature of continuing involvement with the subsidiary or entity acquiring the group of assets, and whether the transaction was with a related party or whether the former subsidiary or entity acquiring the group of assets will be a related party. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. The guidance will be applied to prospective transactions, as is required.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company will adopt this guidance for the fiscal period beginning January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis but does not have a readily determinable fair value and has attributes of a investment company. For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date, that the investment will be sold and NAV is not the value that will be used in the sale. The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provides updated disclosures for investments within its scope and notes that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See the required disclosures and updated fair value hierarchy disclosed within Note 4.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In August 2009 the FASB issued ASU 2009-05, which amends FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. The Company adopted this guidance effective the reporting period ending December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the company.

In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles (Statement of Financial Accounting Standard (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (SFAS 168)). This guidance establishes the FASB ASC as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. SFAS 168 and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the ASC have become non-authoritative. Following SFAS 168, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts. Instead, the FASB will issue Accounting Standards Updates, which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC. The Company adopted SFAS 168 effective September 30, 2009. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements but will alter the references to accounting literature within the consolidated financial statements.

In June 2009, the FASB issued guidance under FASB ASC 810 Consolidation (SFAS No. 167, Amendments to FASB Interpretation No. 46(R)). In February 2010, this guidance was amended by ASU 2010-10, which defers the application of SFAS No. 167 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund. An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the SFAS No. 167 amendments. ASU 2010-10 also clarifies other aspects of the SFAS No. 167 amendments. FASB ASC 810, Consolidation changes the consolidation guidance applicable to a variable interest entity (VIE). It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis. The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impacts the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. This guidance also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE. Before this guidance, FASB Interpretation No. 46(R) required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred. This guidance also requires enhanced disclosures about an entity’s involvement with a VIE. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company is in the process of determining the impact of adopting this guidance.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing (SFAS No. 166, Accounting for Transfers of Financial Assets – an amendment of FASB Statement No. 140). This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events (SFAS No. 165, Subsequent Events). This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective June 30, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See Note 2 (b) for the required disclosure.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI. The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

In April 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures (FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly). This guidance provides guidelines for making fair value measurements more consistent with the principles presented in the previous standard SFAS No. 157, Fair Value Measurements. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. The Company elected to early adopt this guidance as of January 1, 2009.

In December 2008, the FASB issued guidance under FASB ASC 715, Compensation – Retirement Benefits (FSP FAS 132R-1). This guidance amends previous SFAS No. 132 (revised 2003), Employers’ Disclosures about Pensions and Other Postretirement Benefit, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of this guidance related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. This guidance will have no impact on the Company’s disclosures.

In November 2008, the FASB issued guidance under FASB ASC 350-30, Intangibles – Goodwill and Other, General Intangibles Other than Goodwill (EITF 08-7, Accounting for Defensive Intangible Assets). This guidance requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. This guidance is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively for intangible assets acquired on or after January 1, 2009.

In November 2008, the FASB issued guidance under FASB ASC 323-10, Investments – Equity Method and Joint Ventures (EITF 08-6, Equity Method Investment Accounting Considerations). This guidance clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, this guidance notes: 1) an entity shall measure its equity method investment initially at cost; 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 35-32A and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment; and 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This guidance is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company adopted this guidance prospectively beginning January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill (FSP FAS 142-3, Determination of the Useful Life of Intangible Assets). This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under previous SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). This guidance is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS 142 are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

In March 2008, the FASB issued guidance under FASB ASC 815, Derivatives and Hedging (SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133). This guidance amends and expands the disclosure requirements of previous SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. This guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company adopted this guidance effective January 1, 2009. See Note 5 for required disclosures.

In February 2008, the FASB issued guidance under FASB ASC 820, Fair Value Measurements and Disclosures (FSP FAS 157-2, Effective Date of FASB Statement No. 157). This guidance delayed the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FASB ASC 820 applies to nonfinancial assets and liabilities, except for items recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In December 2007, the FASB issued guidance under FASB ASC 805, Business Combination, (SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaced SFAS No. 141, Business Combinations). The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, this guidance establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This guidance applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in the previous standard that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. This guidance defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date the acquirer achieves control. This guidance is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company adopted this guidance effective January 1, 2009. The Company applied this guidance prospectively to business combination on or after January 1, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2009, the FASB issued guidance under FASB ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest (FSP FAS 141R-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies). This guidance amends previous business combination guidance related to contingencies. First, this guidance requires the acquirer to recognize the contingency at fair value, at the acquisition date, if the acquisition-date fair value of that asset or liability can be determined during the measurement period. Second, if the first criteria is not applicable as the fair value of the asset or liability cannot be determined during the measurement period, then the contingency shall be recognized if both (a) information available before the end of the measurement period indicates it is probable an asset existed or a liability had been incurred at the acquisition date and (b) the amount of the asset or liability can be reasonably estimated. If neither of these acquisition date recognition criterion apply, the acquirer shall not recognize an asset or liability as of the acquisition date. In periods after the acquisition date, the acquirer shall account for an asset or a liability arising from a contingency that does not meet the recognition criteria at the acquisition date in accordance with other applicable GAAP, including FASB ASC 450, Contingencies, as appropriate. The Company will apply this guidance prospectively to any business combination on or after January 1, 2009.

In December 2007, the FASB issued guidance under FASB ASC 810, Consolidation (SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51). The objective of this guidance is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. This guidance also amends certain consolidation procedures prescribed by previous Accounting Research Bulletin No. 51, Consolidated Financial Statements. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. The required presentation of noncontrolling interests is reflected in the consolidated financial statements. As a result of adoption, the Company reclassified $416.0 million from other liabilities to equity as of December 31, 2008, representing the noncontrolling interest of low-income-housing tax credit funds (LIHTC Funds). See Note 20 for further discussion on the LIHTC Funds. The accounting requirements of this guidance will be applied to any transactions involving noncontrolling interests on or after January 1, 2009.

In September 2005, the FASB issued guidance under FASB ASC 944-30, Financial Services – Insurance – Acquisition Costs, (Statement of Position No. 05-1). This guidance provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB ASC 944, Financial Services – Insurance. This guidance defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. This guidance was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of this guidance to previously issued financial statements was not permitted. Initial application was required as of the beginning of an entity’s fiscal year. The Company adopted this guidance effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(4)	Fair Value Measurements
Fair Value Option

Effective January 1, 2008, the Company elected fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans are measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for newly acquired financial assets or liabilities on a prospective basis. The fair value election is an irreversible election.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

For certain residential mortgage-backed securities backed by Prime, sub-prime and Alt-A collateral, which are included in Level 3 financial assets, the Company utilizes internal pricing models to assist in determining the estimated fair values. As of December 31, 2008, these investments were priced solely with the assistance of independent pricing services. As a result of continued low levels of activity in these markets during 2009, management believes that prices are no longer representative of the investments’ fair value, which is the price that would be received upon the sale of the investment in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date. The Company believes that a weighting of internal pricing models and independent pricing services represents a better estimate of the investments’ fair value and complies with FASB ASC 820, Fair Value Measurements and Disclosures.

Therefore, management determined that the use of multiple valuation techniques, considering both an income approach that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs and a market approach that observes quotes provided by independent pricing services produces a result more representative of an investment’s fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The income approach incorporates cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows are then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium is reflective of an orderly transaction between market participants at the measurement date under current market conditions and includes items such as liquidity and structure risk. The income approach also includes a weighting of external third party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology is designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices in developing the internal values, the Company further calibrates those values to market indications through obtaining pricing from two independent pricing services (the market approach). The Company calibrates the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In addition, certain of the Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities were valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to use the pricing obtained from our primary independent pricing service even in cases where a price is obtained from both an independent pricing service and a broker. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtained the pricing services’ methodologies and classified these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance and resolves any differences.

As of December 31, 2009, 68% of the prices of fixed maturity securities were valued with the assistance of independent pricing services, 13% were valued with the assistance of the Company’s internal pricing processes, 11% were valued with the assistance of the Company’s pricing matrices, 6% were valued with the assistance of broker quotes and 2% were valued from other sources compared to 78%, 4%, 12%, 5% and 1%, respectively, as of December 31, 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $44.00 billion as of December 31, 2009. See the following paragraph for discussion of the mutual fund considered Level 3. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The Company’s portion of the net asset value of this fund reported in separate account assets was $975.9 million as of December 31, 2009 and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$747.9	$4.4	$1.6	$753.9
Obligations of states and political subdivisions	—	548.9	—	548.9
Debt securities issued by foreign governments	—	75.1	—	75.1
Corporate securities	1.8	14,557.0	1,402.2	15,961.0
Residential mortgage-backed securities	229.3	3,245.9	2,033.7	5,508.9
Commercial mortgage-backed securities	—	678.8	405.3	1,084.1
Collateralized debt obligations	—	131.5	240.5	372.0
Other asset-backed securities	—	278.6	167.2	445.8

Total fixed maturity securities	979.0	19,520.2	4,250.5	24,749.7
Equity securities	12.6	32.4	7.6	52.6

Total securities available-for-sale	991.6	19,552.6	4,258.1	24,802.3
Mortgage loans held for sale1	—	—	47.9	47.9
Short-term investments	56.1	947.3	—	1,003.4

Total investments	1,047.7	20,499.9	4,306.0	25,853.6

Cash and cash equivalents	49.1	—	—	49.1
Derivative assets2	—	497.5	331.2	828.7
Separate account assets3,5	11,607.8	44,610.9	1,627.5	57,846.2

Total assets	$12,704.6	$65,608.3	$6,264.7	$84,577.6

Liabilities
Future policy benefits and claims4	$—	$—	$(310.9)	$(310.9)
Derivative liabilities2	(10.3)	(404.0)	(1.5)	(415.8)

Total liabilities	$(10.3)	$(404.0)	$(312.4)	$(726.7)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) of $45.0 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$609.2	$4.3	$1.9	$615.4
Obligations of states and political subdivisions	—	224.7	—	224.7
Debt securities issued by foreign governments	—	55.5	—	55.5
Corporate securities	2.0	11,263.8	1,327.3	12,593.1
Residential mortgage-backed securities	600.7	2,398.1	3,035.9	6,034.7
Commercial mortgage-backed securities	—	700.0	263.4	963.4
Collateralized debt obligations	—	73.0	250.4	323.4
Other asset-backed securities	—	465.5	111.8	577.3

Total fixed maturity securities	1,211.9	15,184.9	4,990.7	21,387.5
Equity securities	1.4	34.8	17.9	54.1

Total securities available-for-sale	1,213.3	15,219.7	5,008.6	21,441.6
Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	158.7	2,754.3	—	2,913.0

Total investments	1,372.0	17,974.0	5,133.1	24,479.1
Cash and cash equivalents	42.0	—	—	42.0
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3,5	9,975.7	36,723.5	2,141.8	48,841.0

Total assets	$11,389.7	$55,406.0	$7,872.5	$74,668.2

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s GMABs, GLWBs and hybrid GMABs/GMWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed EIAs of $41.7 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2008	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2009
Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1.9	$—	$(0.2)	$(0.1)	$—	$—	$1.6	$—
Corporate securities	1,327.3	(80.3)	260.3	(400.8)	487.1	(191.4)	1,402.2	$—
Residential mortgage-backed securities	3,035.9	(111.0)	388.7	(431.2)	0.9	(849.6)	2,033.7	—
Commercial mortgage-backed securities	263.4	(20.3)	139.1	(7.1)	94.1	(63.9)	405.3	—
Collateralized debt obligations	250.4	(53.0)	77.1	(18.2)	—	(15.8)	240.5	—
Other asset-backed securities	111.8	(16.5)	43.5	(12.0)	48.6	(8.2)	167.2	—

Total fixed maturity securities	4,990.7	(281.1)	908.5	(869.4)	630.7	(1,128.9)	4,250.5	—
Equity securities	17.9	1.4	0.7	3.9	—	(16.3)	7.6	—

Total securities available-for-sale	5,008.6	(279.7)	909.2	(865.5)	630.7	(1,145.2)	4,258.1	—
Mortgage loans held for sale	124.5	(7.6)	—	(69.0)	—	—	47.9	(2.8)

Total investments	5,133.1	(287.3)	909.2	(934.5)	630.7	(1,145.2)	4,306.0	(2.8)
Derivative assets	597.6	(311.5)	(12.0)	57.1	—	—	331.2	(309.5)
Separate account assets4,6	2,141.8	(646.7)	—	400.0	14.7	(282.3)	1,627.5	217.7

Total assets	$7,872.5	$(1,245.5)	$897.2	$(477.4)	$645.4	$(1,427.5)	$6,264.7	$(94.6)

Liabilities
Future policy benefits and claims5	$(1,739.7)	$1,437.7	$—	$(8.9)	$—	$—	$(310.9)	$1,437.7
Derivative liabilities	(4.2)	2.7	—	—	—	—	(1.5)	2.7

Total liabilities	$(1,743.9)	$1,440.4	$—	$(8.9)	$—	$—	$(312.4)	$1,440.4

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 6 for a discussion of NAIC designations. Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3:
U.S Treasury securities and obligations of U.S. government corporations and agencies	$1.6	$—	$0.4	$(0.1)	$—	$—	$1.9	$—
Fixed maturity securities Corporate securities	1,515.7	(189.4)	(250.3)	(384.1)	901.2	(265.8)	1,327.3	—
Residential mortgage-backed securities	193.3	(402.8)	(711.6)	(290.5)	4,290.4	(42.9)	3,035.9	—
Commercial mortgage-backed securities	87.6	(12.8)	(306.7)	187.1	371.6	(63.4)	263.4	—
Collateralized debt obligations	532.6	(281.1)	(97.4)	23.4	78.0	(5.1)	250.4	—
Other asset-backed securities	122.3	(13.4)	(39.9)	(37.2)	127.8	(47.8)	111.8	—

Total fixed maturity securities	2,453.1	(899.5)	(1,405.5)	(501.4)	5,769.0	(425.0)	4,990.7	—
Equity securities	1.4	(54.9)	(9.4)	40.3	40.5	—	17.9	—

Total securities available-for-sale	2,454.5	(954.4)	(1,414.9)	(461.1)	5,809.5	(425.0)	5,008.6	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	382.7	(0.2)	—	(1.3)	—	(381.2)	—	—

Total investments	2,923.3	(1,003.9)	(1,414.9)	(374.7)	5,809.5	(806.2)	5,133.1	(49.3)
Derivative assets	166.6	405.4	4.4	21.2	—	—	$597.6	394.0
Separate account assets4,6	2,258.6	305.9	—	511.4	23.9	(958.0)	$2,141.8	329.7

Total assets	$5,348.5	$(292.6)	$(1,410.5)	$157.9	$5,833.4	$(1,764.2)	$7,872.5	$674.4

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$(1,602.1)
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	$(4.2)	12.0

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$(1,590.1)

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 6 for a discussion of NAIC designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
Transfers

The Company reviews its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. Reclassifications in/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs. During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity. As of December 31, 2009, these securities are no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3. In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

In 2009, certain mortgage loans on real estate held for investment were measured at the estimated fair value of the collateral on a non-recurring basis in periods subsequent to initial recognition due to these loans having specific reserves applied to them during the period. The application of these specific reserves adjusts the amortized cost basis of the loan to the estimated fair value of the collateral. The estimated fair value of the collateral supporting these loans was $154.8 million when the specific reserves were recorded.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans on real estate held for investment, net: The fair values of mortgage loans held for investment on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. As commercial mortgage loans held for sale are included in the above fair value disclosure, they are excluded from financial instruments not carried at fair value in the table below.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt, payable to Nationwide Financial Services, Inc. (NFS): The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2009		2008
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$6,781.1	$5,946.3	$7,645.6	$6,845.6
Policy loans	1,050.4	1,050.4	1,095.6	1,095.6

Liabilities
Investment contracts	(18,723.8)	(18,315.5)	(20,093.2)	(19,621.5)
Short-term debt	(150.0)	(150.0)	(249.7)	(249.7)
Long-term debt, payable to NFS	(700.0)	(716.6)	(700.0)	(568.7)

(5)	Derivative Financial Instruments
Qualitative Disclosures

The Company recognizes all of its derivative instruments as either assets or liabilities at fair value. The accounting for changes in the fair value (e.g., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.

For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction impacts earnings (e.g., interest income on a floating rate asset). The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any (ineffectiveness), or components of fair value that are excluded from the assessment of effectiveness, are recognized in the consolidated statements of income (loss) during the period.

For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item are both recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For derivative instruments that are not designated as a hedging instrument, the gain or loss on the derivative instrument is recognized in net realized investment gains and losses.

The Company’s derivative activities primarily are with financial institutions and corporations. In order to minimize credit risk, the Company enters into master netting agreements, which reduce risk by permitting the closeout and netting of transactions with the same counterparty upon occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash, U.S. Treasury securities and other marketable securities.

As of December 31, 2009 and 2008, the Company had received $532.4 million and $1.02 billion, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $32.3 million and $35.4 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2009 and 2008, respectively. As of December 31, 2009 and 2008, the Company had pledged fixed maturity securities with a fair value of $55.6 million and $24.5 million, respectively, as collateral to various derivative counterparties. There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect that the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

The Company is exposed to certain other risks relating to its ongoing business operations. The primary risks managed by using derivative instruments are interest rate risk, foreign currency exchange risk, equity risk and credit risk.

Derivatives Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company periodically purchases variable rate investments (e.g., commercial mortgage loans and corporate bonds). As a result, the Company is exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the investments are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap is intended to match the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will offset the fixed rate paid on the liability. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

The Company periodically participates in a medium-term note (MTN) program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. The proceeds from these funding agreements are generally used to purchase fixed rate assets (generally available-for-sale corporate bonds, available-for-sale private placement bonds or held for investment commercial mortgage loans). In a rising interest rate environment, the Company is exposed to narrowing margins as interest expense will increase while interest income remains constant. To manage this risk, the Company has entered into pay fixed/receive variable interest rate swaps. The interest rate swap agreement utilized by the Company effectively modifies its exposure to interest rate risk by converting the Company’s floating rate funding agreements associated with the MTN program to a fixed rate, thus reducing the impact of interest rate changes on future interest expense. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company purchases foreign-denominated fixed rate assets and the associated investment income is exposed to changes in the exchange rates of the foreign currencies. To manage this risk, the Company has entered into pay fixed foreign currency/receive fixed U.S. dollar cross-currency swaps. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument will offset the changes in the functional-currency equivalent cash flows of the asset. These cross-currency swaps are designated as hedging instruments in cash flow hedging relationships.

The Company also purchases foreign-denominated fixed rate assets, funded with proceeds from funding agreements under a variable rate MTNs. The value of these investments is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into pay fixed foreign currency/receive variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the asset’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

In addition, the Company periodically participates in a fixed rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust, and the value of these liabilities is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into receive fixed foreign currency/pay variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the liability’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

Derivatives Not Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company enters into commercial mortgage loan commitments that are held for sale, which exposes the Company to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. If interest rates rise or fall, the gains or losses on short U.S. Treasury futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company may use pay fixed, receive variable interest rate swaps to hedge the value of a portfolio of fixed-rate assets, relative to changes in interest rates. The interest rate swaps mitigate the risk of a loss of value due to increasing interest rates, with the fluctuations in the fair values of the derivatives offsetting changes in the fair values of the portfolios resulting from changes in interest rates.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, and options are utilized to economically hedge a portion of these products. See Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management below for further explanation. As interest rates are a component of the option’s value, the effectiveness of economically hedging the annuity products may be adversely affected by changes in interest rates. The Company enters into interest rate swaps to mitigate this risk. The fluctuation in the fair values of the derivatives offsets the changes in the fair values of the options resulting from changes in interest rates.

The Company periodically enters into basis swaps (receive one variable rate/pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

In addition, the Company may use pay fixed/receive variable interest rate swaps as hedges against the negative effects of adverse interest rate movements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Not Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company periodically participates in a variable rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. As such, the cash flows related to these MTNs are exposed to changes in the exchange rates of the foreign currencies. Because the Company desires to retain the variable interest rate, it has entered into receive variable foreign currency/pay variable U.S. dollar cross-currency swaps. The basis swap converts the debt instrument to a U.S. dollar variable rate, thereby eliminating foreign exchange risk. While the receive-side terms of the basis swap will be consistent with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these basis swaps do not receive hedge accounting treatment. The Company also uses currency contracts, primarily futures, to hedge foreign currency denominated investments in certain alternative investments.

Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits. The contractholders may elect to invest in equity funds. Adverse changes in the equity markets expose the Company to losses if the changes result in contractholder’s account balances falling below the guaranteed minimum. To mitigate a portion of the risk associated with these liabilities, the Company enters into equity index futures and options. The changes in value of the futures and options will offset a portion of the changes in the annuity accounts relative to changes in the equity market.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, where the contractholder elects to invest in funds with a foreign equity index. Adverse changes in the foreign equity index expose the Company to losses if the change results in contractholder’s account balances falling below the guaranteed minimum. To mitigate this risk, the Company enters into total return swaps, where the Company pays the total return on the foreign index and receives one-month U.S. London Interbank Offered Rate (LIBOR). The changes in cash flows of the total return swap will offset a portion of the changes in the annuity accounts relative to changes in the foreign index.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

Derivatives Not Qualifying for Hedge Accounting – Credit Risk

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index.

The Company sells credit default protection to counterparties on selected debt instruments with specific creditor or credit index exposure and combines the credit default swap with selected assets the Company owns to enhance spreads. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. When the Company sells these instruments, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but is not limited to, creditor bankruptcy or restructuring. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company.

Quantitative Disclosure

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of December 31, 2009:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional	Balance sheet location	Fair value	Notional
Derivatives designated as hedging instruments:
Interest rate contracts	Other assets	$3.8	$86.4	Other liabilities	$69.0	$1,216.1
Cross-currency swaps	Other assets	33.8	93.1	Other liabilities	35.9	215.9

Total derivatives designated as hedging instruments		37.6	179.5		104.9	1,432.0
Derivatives not designated as hedging instruments:
Interest rate contracts	Other assets	410.0	7,456.7	Other liabilities	239.1	5,162.0
Cross-currency swaps	Other assets	48.6	210.8	Other liabilities	48.5	209.6
Credit default swaps	Other assets	0.5	28.5	Other liabilities	3.2	81.5
Total return swaps	Other assets	0.8	85.4	Other liabilities	8.3	555.8
Equity contracts	Other assets	331.2	2,504.6	Other liabilities	10.3	995.7
Embedded derivatives on guaranteed benefit annuity programs	N/A	—	—	Future policy benefits and claims	310.9	N/A
Other embedded derivatives	N/A	—	—	Other liabilities	1.5	N/A

Total derivatives not designated as hedging instruments		791.1	10,286.0		621.8	7,004.6

Total derivatives		$828.7	$10,465.5		$726.7	$8,436.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of gain (loss) recognized on derivatives	Amount of gain (loss) recognized on derivatives1,2
Derivatives in fair value hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$24.9
Cross-currency swaps	Net realized investment gains (losses)	(2.4)

Total		$22.5

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$(35.3)
Cross-currency swaps	Net realized investment gains (losses)	2.5

Total		$(32.8)

1         Excludes ($36.9) million of periodic settlements in interest rate contracts which are recorded in net investment income.

2        Includes $7.5 million of cash received in the termination of cash flow hedging instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Amount of gain (loss) recognized in OCI on derivatives
Derivatives in cash flow hedging relationships:
Interest rate contracts	$12.6
Cross-currency swaps	(4.4)
Currency contracts	(18.8)
Other embedded derivatives	(12.0)

Total	$(22.6)

(in millions)	Location of realized gain (loss) reclassified from AOCI into income1	Amount of realized gain (loss) reclassified from AOCI into income
Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$(3.8)
Cross-currency swaps	Net realized investment gains (losses)	(10.9)
Currency contracts	Net realized investment gains (losses)	(3.8)
Other embedded derivatives	N/A	—

Total		$(18.5)

1	Effective portion.

(in millions)	Location of realized gain (loss) recognized in income on derivatives1	Amount of realized gain (loss) recognized in income on derivatives1,2,3
Derivatives in cash flow hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$0.1
Cross-currency swaps	Net realized investment gains (losses)	(1.3)
Currency contracts	Net realized investment gains (losses)	(2.8)
Other embedded derivatives	N/A	—

Total		$(4.0)

1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.

2	Excludes 0.2 million of periodic settlements in interest rate contracts.

3	Includes $16.5 million of cash received in termination of cash flow hedging instrument.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of realized gain (loss) in income on derivatives	Amount of realized gain (loss) recognized in income on derivatives1
Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$(197.2)
Cross-currency swaps	Net realized investment gains (losses)	3.3
Credit default swaps	Net realized investment gains (losses)	7.9
Equity total return swaps	Net realized investment gains (losses)	7.0
Equity contracts	Net realized investment gains (losses)	(738.7)
Embedded derivatives on guaranteed benefit annuity programs	Net realized investment gains (losses)	1,432.0
Other embedded derivatives	Net realized investment gains (losses)	2.6

Total		$516.9

1 Excludes net interest settlements and other revenue on embedded derivatives on guaranteed benefit annuity programs that are also recorded in net realized investment gains (losses).
In addition to the net realized investment gains (losses) listed in the previous tables, $(151.3) million of net interest settlements on all derivative instruments and $63.2 million of other revenue on embedded derivatives on guaranteed benefit annuity programs are also recorded in net realized investment gains (losses) for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Credit Derivatives

The Company had exposure to credit protection contracts for the years ended December 31, 2009, 2008, and 2007 and had experienced no credit event losses in 2009, credit event losses of $18.8 million in 2008 and no credit event losses in 2007 on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
December 31, 2009:
Single sector exposure:
Consumer goods	$—	$—	$—	$—	$—	$—	$—	$—
Financial	35.0	(2.5)	9.0	0.2	—	—	44.0	(2.3)
Oil & gas pipelines	15.0	—	—	—	—	—	15.0	—
Services	—	—	—	—	10.0	0.2	10.0	0.2
Utilities	—	—	—	—	—	—	—	—

Total single sector exposure	50.0	(2.5)	9.0	0.2	10.0	0.2	69.0	(2.1)
Index exposure:
Corporate bonds	—	—	—	—	—	—	—	—

Total index exposure	—	—	—	—	—	—	—	—

Total	$50.0	$(2.5)	$9.0	$0.2	$10.0	$0.2	$69.0	$(2.1)

December 31, 2008:
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(6)	Investments
Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$15.4	$1.0	$151.1
U. S. Government agencies	551.3	57.2	5.7	602.8
Obligations of states and political subdivisions	567.6	4.4	23.1	548.9
Debt securities issued by foreign governments	69.9	5.3	0.1	75.1
Corporate securities
Public	10,929.8	597.2	175.2	11,351.8
Private	4,499.5	193.1	83.4	4,609.2
Residential mortgage-backed securities	6,078.9	95.2	665.2	5,508.9
Commercial mortgage-backed securities	1,284.9	6.5	207.3	1,084.1
Collateralized debt obligations	531.1	11.8	170.9	372.0
Other asset-backed securities	453.4	20.4	28.0	445.8

Total fixed maturity securities	25,103.1	1,006.5	1,359.9	24,749.7
Equity securities	48.8	4.6	0.8	52.6

Total securities available-for-sale	$25,151.9	$1,011.1	$1,360.7	$24,802.3

December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$79.1	$22.6	$—	$101.7
U. S. Government agencies	420.4	93.3	—	513.7
Obligations of states and political subdivisions	230.5	1.6	7.4	224.7
Debt securities issued by foreign governments	50.1	5.4	—	55.5
Corporate securities
Public	8,881.9	109.9	1,040.7	7,951.1
Private	4,997.8	45.2	401.0	4,642.0
Residential mortgage-backed securities	6,807.8	90.5	863.6	6,034.7
Commercial mortgage-backed securities	1,418.1	0.6	455.3	963.4
Collateralized debt obligations	557.8	6.3	240.7	323.4
Other asset-backed securities	679.1	3.6	105.4	577.3

Total fixed maturity securities	24,122.6	379.0	3,114.1	21,387.5
Equity securities	62.2	0.7	8.8	54.1

Total securities available-for-sale	$24,184.8	$379.7	$3,122.9	$21,441.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions. The Company may realize investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$50.9	$1.0	2	$—	$—	—	$50.9	$1.0	2
U.S. Government agencies	154.6	5.7	8	—	—	—	154.6	5.7	8
Obligations of states and political subdivisions	318.2	11.5	35	79.1	11.6	13	397.3	23.1	48
Debt securities issued by foreign governments	1.6	0.1	2	—	—	—	1.6	0.1	2
Corporate securities
Public	1,197.9	32.0	160	1,117.5	143.2	201	2,315.4	175.2	361
Private	278.8	19.0	47	972.6	64.4	73	1,251.4	83.4	120
Residential mortgage-backed securities	936.7	104.2	117	2,375.1	561.0	341	3,311.8	665.2	458
Commercial mortgage-backed securities	42.7	5.2	11	699.3	202.1	101	742.0	207.3	112
Collateralized debt obligations	29.9	28.9	13	277.2	142.0	45	307.1	170.9	58
Other asset-backed securities	5.4	0.2	12	247.5	27.8	33	252.9	28.0	45

Total fixed maturity securities	3,016.7	207.8	407	5,768.3	1,152.1	807	8,785.0	1,359.9	1,214
Equity securities	16.7	0.1	13	2.4	0.7	75	19.1	0.8	88

Total	$3,033.4	$207.9	420	$5,770.7	$1,152.8	882	$8,804.1	$1,360.7	1,302

December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	16	$29.3	$3.9	9	$124.2	$7.4	25
Corporate securities
Public	4,109.4	676.9	692	1,350.3	363.8	289	5,459.7	1,040.7	981
Private	2,259.4	282.1	231	996.5	118.9	105	3,255.9	401.0	336
Residential mortgage-backed securities	820.3	187.8	138	2,281.4	675.8	323	3,101.7	863.6	461
Commercial mortgage-backed securities	539.9	190.4	96	410.9	264.9	96	950.8	455.3	192
Collateralized debt obligations	151.0	100.8	24	122.6	139.9	36	273.6	240.7	60
Other asset-backed securities	325.5	41.7	38	228.7	63.7	26	554.2	105.4	64

Total fixed maturity securities	8,300.4	1,483.2	1,235	5,419.7	1,630.9	884	$13,720.1	$3,114.1	2,119
Equity securities	19.2	8.6	81	3.4	0.2	6	22.6	8.8	87

Total	$8,319.6	$1,491.8	1,316	$5,423.1	$1,631.1	890	$13,742.7	$3,122.9	2,206

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value of less than 80% and have been in an unrealized loss position for more than one year was 65% and 64% as of December 31, 2009 and December 31, 2008, respectively.

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2009. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,002.3	$1,024.5
Due after one year through five years	7,213.2	7,507.1
Due after five years through ten years	5,265.4	5,516.8
Due after ten years	3,273.9	3,290.5

Subtotal	16,754.8	17,338.9
Residential mortgage-backed securities	6,078.9	5,508.9
Commercial mortgage-backed securities	1,284.9	1,084.1
Collateralized debt obligations	531.1	372.0
Other asset-backed securities	453.4	445.8

Total	$25,103.1	$24,749.7

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting. These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach. For 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies. Under the modified approach, the NAIC designation for this type of security is based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values. In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value. Under this process, NAIC designations for these residential mortgage-backed securities could be higher or lower than the related NRSRO ratings. NAIC designations range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 91% and 93% were in the two highest NAIC designations categories as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2009		December 31, 2008
NAIC Desingations1,2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	AAA/AA/A	$15,322.9	$15,195.7	$15,423.0	$13,960.4
2	BBB	7,139.5	7,275.0	6,610.4	5,802.2
3	BB	1,551.1	1,404.3	1,233.3	990.0
4	B	724.1	616.7	556.0	386.2
5	CCC and lower	253.5	187.6	190.5	148.2
6	In or near default	112.0	70.4	109.4	100.5

	Total	$25,103.1	$24,749.7	$24,122.6	$21,387.5

1
NAIC designations are assigned at least annually. Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.
Other-Than-Temporary Impairment Evaluations

When evaluating whether a residential mortgage-backed security, commercial mortgage-backed security, collateralized debt obligation and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency prepayment and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt position, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis. A similar analysis is performed to evaluate U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of the cash flows generated by a security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Under the current other-than temporary impairment model, which was amended by the FASB and adopted by the Company in the first quarter of 2009, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets. For securities that are other-than-temporarily impaired, a discussion of the estimate of the credit loss portion that is recognized in earnings is provided, as applicable in the respective section of this footnote.

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features. For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$27.1	$104.1	$131.2	$13.1	$45.5	$58.6	$40.2	$149.6	$189.8
79.9% - 50.0%	8.5	45.6	54.1	2.3	12.4	14.7	10.8	58.0	68.8
Below 50.0%	—	—	—	—	—	—	—	—	—

Total	$35.6	$149.7	$185.3	$15.4	$57.9	$73.3	$51.0	$207.6	$258.6

December 31, 2008:
99.9% - 80.0%	$355.7	$116.8	$472.5	$31.0	$23.4	$54.4	$386.7	$140.2	$526.9
79.9% - 50.0%	327.5	121.9	449.4	118.4	126.0	244.4	445.9	247.9	693.8
Below 50.0%	79.3	41.5	120.8	47.1	53.1	100.2	126.4	94.6	221.0

Total	$762.5	$280.2	$1,042.7	$196.5	$202.5	$399.0	$959.0	$482.7	$1,441.7

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition. An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security. The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards. Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position. Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security. The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and the security’s effective yield to arrive at the expected present value of cash flows. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $608.9 million and $661.2 million, and gross unrealized losses of $101.3 million and $379.9 million, as of December 31, 2009 and 2008, respectively. Of these unrealized losses as of December 31, 2009, $98.8 million, or 98%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $106.3 million, or 18%, as of December 31, 2008. The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection. Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk. A significant portion of the private placement fixed maturity securities that the Company holds are participations in issues that are also owned by other investors. In addition, some of these securities are rated by NRSROs, and substantially all have been assigned a rating by the NAIC, as shown in a previous table in this footnote summarizing the credit quality of the Company’s fixed maturity securities portfolio.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	As of December 31, 2009			As of December 31, 2008
in millions	Amortized cost	Estimated fair value	% of estimated fair value total	Amortized cost	Estimated fair value	% of estimated fair value total
Government agency	$2,546.9	$2,620.9	48%	$2,928.5	$3,002.4	50%
Prime	1,120.3	959.7	17%	1,341.6	1,041.4	17%
Alt-A	1,830.6	1,451.7	26%	1,850.7	1,451.6	24%
Sub-prime	577.3	473.7	9%	675.8	528.7	9%
Other residential mortgage collateral	3.8	2.9	—	11.2	10.6	—

Total	$6,078.9	$5,508.9	100%	$6,807.8	$6,034.7	100%

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered sub-prime. The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs. In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$29.0	$134.1	$163.1	$11.5	$41.5	$53.0	$40.5	$175.6	$216.1
79.9% - 50.0%	17.4	197.6	215.0	19.5	140.4	159.9	36.9	338.0	374.9
Below 50.0%	10.3	33.8	44.1	16.5	13.6	30.1	26.8	47.4	74.2

Total	$56.7	$365.5	$422.2	$47.5	$195.5	$243.0	$104.2	$561.0	$665.2

December 31, 2008:
99.9% - 80.0%	$47.7	$124.5	$172.2	$6.0	$10.3	$16.3	$53.7	$134.8	$188.5
79.9% - 50.0%	91.7	441.6	533.3	17.1	22.2	39.3	108.8	463.8	572.6
Below 50.0%	13.0	74.4	87.4	12.3	2.8	15.1	25.3	77.2	102.5

Total	$152.4	$640.5	$792.9	$35.4	$35.3	$70.7	$187.8	$675.8	$863.6

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs. Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines. Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography. Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default. Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default. For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics. Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination. Prepayment speeds, both actual and estimated, are also considered. The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions. These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors. These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$4.2	$54.0	$58.2	$—	$—	$—	$4.2	$54.0	$58.2
79.9% - 50.0%	—	85.2	85.2	—	—	—	—	85.2	85.2
Below 50.0%	1.0	62.9	63.9	—	—	—	1.0	62.9	63.9

Total	$5.2	$202.1	$207.3	$—	$—	$—	$5.2	$202.1	$207.3

December 31, 2008:
99.9% - 80.0%	$19.8	$36.7	$56.5	$—	$—	$—	$19.8	$36.7	$56.5
79.9% - 50.0%	129.6	40.9	170.5	—	—	—	129.6	40.9	170.5
Below 50.0%	41.0	187.3	228.3	—	—	—	41.0	187.3	228.3

Total	$190.4	$264.9	$455.3	$—	$—	$—	$190.4	$264.9	$455.3

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities. In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows. Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations. For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$0.4	$3.6	$4.0	$0.3	$15.8	$16.1	$0.7	$19.4	$20.1
79.9% - 50.0%	—	29.0	29.0	4.2	31.4	35.6	4.2	60.4	64.6
Below 50.0%	—	9.6	9.6	24.0	52.6	76.6	24.0	62.2	86.2

Total	$0.4	$42.2	$42.6	$28.5	$99.8	$128.3	$28.9	$142.0	$170.9

December 31, 2008:
99.9% - 80.0%	$7.0	$0.2	$7.2	$0.1	$0.6	$0.7	$7.1	$0.8	$7.9
79.9% - 50.0%	25.8	37.2	63.0	—	—	—	25.8	37.2	63.0
Below 50.0%	66.5	99.8	166.3	1.4	2.1	3.5	67.9	101.9	169.8

Total	$99.3	$137.2	$236.5	$1.5	$2.7	$4.2	$100.8	$139.9	$240.7

To generate the expected cash flows, agency NRSRO of the underlying corporate securities were used to develop default probabilities. Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool. An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds. Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities. All banks in the pools were screened using data provided by U.S. Bank Rating service. The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability. The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security. An independent data provider is then used to model each security’s structure and payment waterfall to determine cash flows at the security level.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Unrealized Gains and Losses

The following table presents the components of net unrealized losses on securities available-for-sale, as of December 31:

(in millions)	2009	2008
Net unrealized losses, before adjustments and taxes	$(349.6)	$(2,743.2)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(35.1)	(57.7)

Total net unrealized losses, before adjustments and taxes	(384.7)	(2,800.9)
Adjustment to deferred policy acquisition costs	31.0	615.9
Adjustment to value of business acquired	0.2	9.6
Adjustment to future policy benefits and claims	19.5	46.9
Adjustment to policyholder dividend obligation	(16.4)	74.9
Deferred federal income tax benefit	122.6	718.8

Net unrealized losses	$(227.8)	$(1,334.8)

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	20091	2008	2007
Fixed maturity securities	$2,381.7	$(2,682.2)	$(132.1)
Equity securities	11.9	(14.2)	(4.5)

Net increase (decrease)	$2,393.6	$(2,696.4)	$(136.6)

1
Includes the $384.2 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table summarizes the Company’s accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings, based on the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities before federal income tax benefit, for the years ended December 31:

(in millions)	2009
Cumulative adoption of accounting principle as of January 1	$(384.2)
Net unrealized gains in the period	38.3

Total1	$(345.9)

1	Includes $417.5 million of other-than-temporary impairment losses recognized in other comprehensive income for the year ended December 31, 2009.
The Company’s practice is to disclose in the table above both the non-credit portion of the other-than-temporary impairment losses recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities, which could result in a net unrealized gain.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Mortgage Loans on Real Estate, Securitization and Real Estate

As of December 31, 2009 and 2008, the carrying value, net of specific reserves, of commercial mortgage loans on real estate considered specifically reserved was $154.8 million and $39.9 million, respectively, for which a $36.4 million and $14.4 million specific reserve had been established, respectively. No specific reserve exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2009	2008	2007
Allowance, beginning of period	$42.4	$24.8	$36.0
Net change in allowance	35.0	17.6	(11.2)

Allowance, end of period	$77.4	$42.4	$24.8

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during the years ended December 31, 2009 and 2008. The Company received $0.6 million, during the years ended December 31, 2009 and 2008, in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before.

The Company provided a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. For the years ended December 31, 2009, 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

Real estate held for use was $1.8 million and $9.8 million as of December 31, 2009 and 2008, respectively. These assets are carried at cost less accumulated depreciation, which was $0.4 million and $2.1 million as of December 31, 2009 and 2008, respectively. The carrying value of real estate held for sale was $7.1 million and $6.8 million as of December 31, 2009 and 2008, respectively.

Securities Lending

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. The Company recognizes loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term investments and fixed maturity securities and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

As of December 31, 2009 and December 31, 2008, the Company had received $41.4 million and $419.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2009 and December 31, 2008. As of December 31, 2009 and December 31, 2008, the Company had loaned securities with a fair value of $40.0 million and $407.1 million, respectively.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $19.2 million and $28.0 million were on deposit with various regulatory agencies as required by law as of December 31, 2009 and 2008, respectively,. These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2009	2008	2007
Securities available-for-sale:
Fixed maturity securities	$1,465.1	$1,477.3	$1,518.5
Equity securities	1.9	5.3	5.0
Mortgage loans on real estate	445.4	497.1	554.1
Short-term investments	6.4	16.8	31.2
Other	17.0	(75.1)	152.0

Gross investment income	1,935.8	1,921.4	2,260.8
Less investment expenses	56.7	56.7	68.6

Net investment income	$1,879.1	$1,864.7	$2,192.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:

(in millions)	2009	2008	2007
Total net derivatives gains (losses)1,2	399.8	(330.3)	(55.9)
Total realized gains on sales	191.7	40.2	93.3
Total realized losses on sales	(112.8)	(40.7)	(85.2)
Valuation (losses) gains3	(20.7)	(55.8)	1.9
Other	(4.2)	38.8	(1.3)

Net realized investment gains (losses)	$453.8	$(347.8)	$(47.2)

1
Includes gains of $413.6 million and losses of $500.7 million, and $26.7 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2009, 2008, and 2007, respectively.

2
Includes losses of $171.8 million and gains of $109.4 million on derivatives associated with death benefit contracts for the years ended December 31, 2009 and 2008, respectively. There were no material gains or losses on derivatives associated with death benefit contracts during 2007.

3	Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the valuation allowance not related to specific mortgage loans on real estate.
Proceeds from the sale of securities available-for-sale during 2009, 2008 and 2007 were $4.21 billion, $4.31 billion and $4.98 billion, respectively. During 2009 and 2008, gross gains of $189.0 million and $35.7 million, respectively, and gross losses of $70.3 million and $25.3 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Other-Than-Temporary and Other Investment Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Gross	Included in OCI	Net
2009:
Fixed maturity securities1	$906.8	$(417.5)	$489.3
Equity securities	7.1	—	7.1
Mortgage loans	71.8	—	71.8
Other	6.4	—	6.4

Total other-than-temporary impairment losses	$992.1	$(417.5)	$574.6

		2008	2007
Total Impairments:
Fixed maturity securities1		$1,052.2	$108.5
Equity securities		60.2	—
Mortgage loans		14.6	4.1
Other		3.7	5.1

Total other-than-temporary impairment losses		$1,130.7	$117.7

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment. For the year ended December 31, 2009, the Company recognized $167.6 million in other-than-temporary impairments related to these securities compared to $89.5 million and none for the years ended December 31, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary-impairment losses on debt securities held as of December 31, 2009 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

(in millions)
Cumulative credit loss as of January 1, 20091	$507.5
New credit losses	168.4
Incremental credit losses2	71.9

Subtotal	747.8
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(267.3)
Losses related to securities included in the beginning balance for which there was a change in intent3	(63.1)
Increases in cash flows expected to be collected for securities included in the beginning balance	—

Cumulative credit loss as of December 31, 20091	$417.4

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	On securities included in the beginning balance.

3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period. Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

(7)	Deferred Policy Acquisition Costs
During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a increase in DAC and other related balances, including sales inducement assets, and an decrease in DAC amortization and other related balances of $218.5 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves. The review covered all assumptions including mortality, lapses, expenses and general and separate account returns. As a result of this review, certain assumptions were unlocked (DAC unlock). The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$191.9	$—	$—	$10.9	$202.8
Retirement Plans	(8.2)	—	—	—	(8.2)
Individual Protection	(43.9)	(13.2)	10.9	—	(46.2)

Total	$139.8	$(13.2)	$10.9	$10.9	$148.4

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(429.1)	$(2.6)	$—	$(0.6)	$(432.3)
Retirement Plans	(2.3)	—	—	—	(2.3)
Individual Protection	(2.8)	7.5	3.2	—	7.9

Total	$(434.2)	$4.9	$3.2	$(0.6)	$(426.7)

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $216.5 million pre-tax. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $161.9 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing GLWB rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the second quarter of 2007 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(208.9)	$—	$—	$12.5	$(196.4)
Retirement Plans	(10.5)	—	—	—	(10.5)
Individual Protection	(16.4)	5.1	1.7	—	(9.6)

Total	$(235.8)	$5.1	$1.7	$12.5	$(216.5)

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$4,523.8	$4,095.6
Capitalization of DAC	513.0	587.6
Amortization of DAC, excluding unlocks	(605.4)	(257.4)
Amortization of DAC, related to unlocks	139.8	(434.2)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other	(588.1)	532.2

Balance at end of period	$3,983.1	$4,523.8

(8)	Value of Business Acquired and Other Intangible Assets
The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$334.0	$354.8
Amortization of VOBA	(49.4)	(31.4)
Net realized losses on investments	1.7	1.9
Other	—	0.5

Subtotal	286.3	325.8
Change in unrealized (loss) gain on available-for-sale securities	(9.4)	8.2

Balance at end of period	$276.9	$334.0

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $20.1 million, $22.4 million and $24.8 million during the years ended December 31, 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes intangible assets as of December 31:

(in millions)	Initial useful life1	2009		2008
		Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Amortizing:
VOBA	28 years	$594.9	$318.0	$594.9	$270.5
Distribution forces	20 years	7.0	7.0	7.0	1.3

Total intangible assets		$601.9	$325.0	$601.9	$271.8

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.
During the fourth quarter of 2009, the Company recorded a $5.4 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in a $7.8 million pre-tax charge. The state insurance licenses had indefinite useful lives and were not previously amortized. Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses are no longer required as the surviving entities have the required state insurance licenses to conduct business on existing NLICA and NLACA products. The Company will surrender the state insurance licenses back to each state. See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $19.7 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed as of June 30, did not result in material impairment losses on intangible assets during 2009, 2008 and 2007.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA
2010	$28.8
2011	24.2
2012	21.9
2013	19.4
2014	16.0

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(9)	Goodwill
The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Protection	Total
Balance as of December 31, 2007	$25.4	$174.4	$199.8
Adjustments	—	—	—

Balance as of December 31, 2008	25.4	174.4	199.8
Adjustments	—	—	—

Balance as of December 31, 2009	$25.4	$174.4	$199.8

The Company’s 2009 annual impairment testing did not result in any impairments on existing goodwill. As of the 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of 12/31/09 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(10)	Closed Block
The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2009	2008
Liabilities:
Future policyholder benefits	$1,818.0	$1,844.2
Policyholder funds and accumulated dividends	142.9	142.7
Policyholder dividends payable	28.7	31.7
Policyholder dividend obligation	48.7	(62.2)
Other policy obligations and liabilities	13.8	9.2

Total liabilities	2,052.1	1,965.6

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	1,236.2	1,082.1
Mortgage loans on real estate	263.2	294.8
Policy loans	190.5	197.9
Other assets	135.4	152.3

Total assets	1,825.3	1,727.1

Excess of reported liabilities over assets	226.8	238.5

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities available-for-sale	90.8	(88.6)
Adjustment to policyholder dividend obligation	(90.8)	88.6

Total	—	—

Maximum future earnings to be recognized from assets and liabilities	$226.8	$238.5

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,236.2	$1,082.1
Amortized cost	1,252.6	1,157.0
Shadow policyholder dividend obligation	(16.4)	74.9

Net unrealized appreciation	$—	$—

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2009	2008	2007
Revenues:
Premiums	$89.6	$92.9	$95.7
Net investment income	105.6	108.9	102.5
Realized investment gains (losses)	1.8	(40.9)	(1.5)
Realized (losses) gains credited to to policyholder benefit obligation	(5.8)	36.9	(2.5)

Total revenues	191.2	197.8	194.2

Benefits and expenses:
Policy and contract benefits	132.9	131.1	136.4
Change in future policyholder benefits and interest credited to policyholder accounts	(24.4)	(17.4)	(19.3)
Policyholder dividends	59.2	62.9	61.1
Change in policyholder dividend obligation	4.4	2.6	(3.6)
Other expenses	1.1	1.2	1.2

Total benefits and expenses	173.2	180.4	175.8

Total revenues, net of benefits and expenses, before federal income tax expense	18.0	17.4	18.4
Federal income tax expense	6.3	6.1	6.4

Revenues, net of benefits and expenses and federal income tax expense	$11.7	$11.3	$12.0

Maximum future earnings from assets and liabilities:
Beginning of period	$238.5	$249.8	$261.8
Change during period	(11.7)	(11.3)	(12.0)

End of period	$226.8	$238.5	$249.8

Cumulative closed block earnings from inception through December 31, 2009 and 2008 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32.3 million and $12.7 million as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(11)	Variable Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
In January 2009, the Company decided to simplify its living benefit guarantees and only offer L.inc on new sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables. The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2009					2008
(in millions)	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$728.8	$5,859.6	$6,588.4	$99.5	61	$912.1	$5,082.2	$5,994.3	$440.6	60
Reset	1,622.4	12,406.1	14,028.5	899.5	64	2,282.3	10,259.8	12,542.1	2,477.7	64
Ratchet	1,181.3	13,835.5	15,016.8	1,772.4	67	1,877.7	10,545.7	12,423.4	3,775.3	67
Rollup	41.8	258.7	300.5	17.7	73	48.5	241.9	290.4	25.9	72
Combo	229.1	1,577.3	1,806.4	325.6	69	306.0	1,398.1	1,704.1	621.2	69

Subtotal	3,803.4	33,937.2	37,740.6	3,114.7	65	5,426.6	27,527.7	32,954.3	7,340.7	65
Earnings enhancement	16.5	373.4	389.9	19.6	64	28.1	305.4	333.5	7.2	63

Total - GMDB	$3,819.9	$34,310.6	$38,130.5	$3,134.3	65	$5,454.7	$27,833.1	$33,287.8	$7,347.9	65

GMAB2:
5 Year	$383.0	$2,639.8	$3,022.8	$171.5	N/A	$607.0	$2,260.6	$2,867.6	$499.0	N/A
7 Year	393.6	2,151.9	2,545.5	180.4	N/A	451.6	1,814.3	2,265.9	482.9	N/A
10 Year	70.2	684.6	754.8	39.5	N/A	80.2	597.7	677.9	132.2	N/A

Total - GMAB	$846.8	$5,476.3	$6,323.1	$391.4	N/A	$1,138.8	$4,672.6	$5,811.4	$1,114.1	N/A

GMIB3:
Ratchet	$16.3	$242.0	$258.3	$0.3	N/A	$16.2	$228.5	$244.7	$5.6	N/A
Rollup	46.6	625.6	672.2	0.4	N/A	47.1	612.4	659.5	1.3	N/A
Combo	—	0.2	0.2	—	N/A	—	0.1	0.1	—	N/A

Total - GMIB	$62.9	$867.8	$930.7	$0.7	N/A	$63.3	$841.0	$904.3	$6.9	N/A

GLWB:
L.inc	$229.7	$7,056.7	$7,286.4	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A
Porfolio income insurance	—	20.7	20.7	—	N/A	—	—	—	—	N/A

Total - GLWB	$229.7	$7,077.4	$7,307.1	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A

1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.32 billion and $4.59 billion as of December 31, 2009 and 2008, respectively.

3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. See Note 5, Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management, for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$4,920.2	$4,370.3
Domestic equity	24,598.8	18,676.2
International equity	3,046.9	2,421.4

Total mutual funds	32,565.9	25,467.9
Money market funds	1,473.4	2,146.4

Total	$34,039.3	$27,614.3

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2009	2008
Living benefit riders	$265.9	$1,698.0
GMDB	67.0	193.4
GMIB	3.1	5.5

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2009 and 2008, the net balance of the embedded derivatives for living benefits was a liability of $265.9 million and a liability of $1.70 billion, respectively. The GLWB component of living benefit riders was immaterial in 2009 and $699.9 million in 2008, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2009 and 2008. The incurred and paid amounts were immaterial for 2008. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2009, the Company recorded net realized investment gains on living benefit embedded derivatives and related economic hedging gains of $413.6 million. These gains were comprised of $1.50 billion of net realized investment gains on living benefit embedded derivatives and $1.08 billion of related economic hedging losses. The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates, lower volatility assumptions and an increase to the nonperformance component of the discount rate. The increase in net realized investment gains on embedded derivatives increased amortization of DAC by $389.6 million in 2009 compared to 2008, which is included in the Corporate and Other segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $132.4 million for the year ended December 31, 2009 compared to $67.1 million for the year ended December 31, 2008.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2009 and 2008:

•
Data used was based on a combination of historical numbers and future projections generally involving 250 and 50 probabilistically generated economic scenarios as of December 31, 2009 and 2008, respectively

•	Mean gross equity performance – 10.4% and 8.1% as of December 31, 2009 and 2008, respectively

•	Equity volatility – 18.0% and 18.7% as of December 31, 2009 and 2008, respectively

•	Mortality – 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009; and 100% of Annuity 2000 tables as of December 31, 2008

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

December 31, 2009 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

December 31, 2008 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.0%	3.0%	4.5%	6.0%	7.0%	7.0%	11.5%	11.5%
Maximum	1.5%	2.5%	4.0%	4.5%	40.0%	41.5%	21.5%	35.0%	35.0%	18.5%
The Company’s incurred and paid amounts for GMIBs were $7.2 million for the years ended December 31, 2009. The incurred and paid amounts were immaterial for 2008.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during the years ended December 31, 2009 and 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$452.8	$412.7
Domestic equity	2,996.3	2,459.5
International equity	416.9	334.6

Total mutual funds	3,866.0	3,206.8
Money market funds	257.0	295.0

Total	$4,123.0	$3,501.8

(12)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2009	2008
$800.0 million commercial paper program	$150.0	$149.9
$350.0 million securities lending program facility	—	99.8

Total short-term debt	$150.0	$249.7

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR). On July 31, 2009, the Company paid down the $99.7 million principal balance on the securities lending program facility. The Company had no amounts outstanding under this agreement as of December 31, 2009 compared to $99.8 million as of December 31, 2008.

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a maturity of May 13, 2010. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that NMIC maintain statutory surplus in excess of $5.30 billion, the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus in excess of $1.67 billion. A breach by any borrower of the financial covenants will impact the availability of the line for the other borrowers and may accelerate payment. NMIC had no amounts outstanding under this agreement as of December 31, 2009. NLIC also has an $800.0 million commercial paper program and rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by the amount outstanding in excess of available cash and liquid assets. NLIC had $150.0 million of commercial paper outstanding at December 31, 2009 at a weighted average interest rate of 0.29% and $149.9 million outstanding at December 31, 2008 at a weighted average interest rate of 2.07%.

The Company paid interest on short-term debt totaling $1.3 million, $8.3 million, and $15.0 million in 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(13)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2009	2008
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2009, 2008 and 2007. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

On September 30, 2009, the Company sold NLICA, a 5.75%, $200.0 million surplus note maturing on September 30, 2010. Due to the merger of NLICA with and into the Company on December 31, 2009, the note was redeemed, in whole, by the Company at a redemption price equal to 100% of the aggregate principal amount outstanding plus accrued interest.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(14)	Federal Income Taxes
Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corporation will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. NFS will file a one day life/non-life, federal income tax return (January 1, 2009) with all of its downstream subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31:

(in millions)	2009	2008
Deferred tax assets:
Future policy benefits and claims	$1,108.5	$955.6
Securities available-for-sale	—	809.2
Derivatives	62.6	229.7
Capital loss carryforward	102.8	—
Other	267.1	258.0

Gross deferred tax assets	1,541.0	2,252.5
Less valuation allowance	(23.7)	(23.7)

Deferred tax assets, net of valuation allowance	1,517.3	2,228.8

Deferred tax liabilities:
Deferred policy acquisition costs	(1,083.7)	(1,293.6)
Securities available-for-sale	(215.9)	—
Value of business acquired	(95.6)	(112.9)
Other	(96.9)	(168.3)

Gross deferred tax liabilities	(1,492.1)	(1,574.8)

Net deferred tax asset (liability)	$25.2	$654.0

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $23.7 million, $23.7 million and $23.7 million as of December 31, 2009, 2008 and 2007, respectively. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax (liability) asset was $(108.5) million and $132.1 million as of December 31, 2009 and 2008, respectively.

Total federal income taxes (refunded) paid were $(59.0) million, $(40.9) million, and $117.9 million during the years ended December 31, 2009, 2008 and 2007, respectively.

As of December 31, 2009, the Company has $293.7 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $6.7 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $22.7 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2009	2008	2007
Current	$165.0	$(130.8)	$108.0
Deferred	(117.1)	(403.0)	39.3

Federal income tax expense (benefit)	$47.9	$(533.8)	$147.3

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2009		2008		2007
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax expense (benefit)	$107.3	35.0	$(497.4)	35.0	$220.2	35.0
DRD	(56.1)	(18.3)	(42.1)	3.0	(67.5)	(10.7)
Impact of noncontrolling interest	18.3	6.0	25.3	(1.8)	17.8	2.8
Tax credits	(21.4)	(7.0)	(25.8)	1.8	(22.3)	(3.6)
Other, net	(0.2)	(0.1)	6.2	(0.4)	(0.9)	(0.1)

Total	$47.9	15.6	$(533.8)	37.6	$147.3	23.4

During 2009, the Company recorded $8.7 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns. These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During the third quarter of 2008, the Company refined its separate account DRD calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $11.9 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During 2007, the Company recorded $7.6 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2009	2008
Balance at beginning of period	$44.0	$8.8
Additions for current year tax positions	36.8	37.7
Additions for prior years tax positions	14.9	0.3
Reductions for prior years tax positions	(1.1)	(2.8)

Balance at end of period	$94.6	$44.0

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2009, is $43.0 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2009, and 2008, the Company incurred $0.2 million and $1.0 million in interest and penalties, respectively. The Company accrued $3.8 million and $2.2 million for the payment of interest and penalties at December 31, 2009 and 2008, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005. The statute remains open for these years as the Company completes the appeals process. See “Tax Matters” in Note 18 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(15)	Shareholder’s Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20091	2008	2007
Statutory net income (loss)
NLIC	$397.3	$(919.4)	$410.8
NLAIC	(61.1)	(90.3)	(4.0)

Statutory capital and surplus
NLIC	$3,129.6	$2,749.9	$2,599.9
NLAIC	213.5	122.6	256.6

1	Unaudited as of the date of this report.
On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. See Note 2 (p) for details on the accounting treatment of this transaction.

NLIC received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of NLIC’s estimated statutory surplus of $68.9 million as of December 31, 2008. The permitted practice had no impact on NLIC’s statutory net income. The benefits of this permitted practice was not considered by the Company when determining capital and surplus available for dividends during 2009.

In 2009, the NAIC adopted Statement of Statutory Accounting Principles No. 10R, Income Tax Revised – a temporary replacement of SSAP 10, which is similar to the ODI permitted practice adopted in 2008 with the exception of limiting capital and surplus available for dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. NLIC’s statutory capital and surplus as of December 31, 2009 was $3.13 billion, and statutory net income for the year ended December 31, 2009 was $397.3 million. During the year ended December 31, 2009, NLIC did not pay any dividends to NFS during 2009. As of January 1, 2010, NLIC has the ability to pay dividends to NFS totaling $397.3 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Comprehensive Gain (Loss)

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2009	2008	2007
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$2,373.9	$(3,827.8)	$(273.1)
Net non-credit gains	38.4	—	—
Net adjustment to DAC	(584.9)	528.8	3.8
Net adjustment to VOBA	(9.4)	8.2	8.0
Net adjustment to future policy benefits and claims	(27.4)	127.8	5.9
Net adjustment to policyholder dividend obligation	(91.3)	88.7	2.2
Related federal income tax (expense) benefit	(594.8)	1,076.1	88.6

Net unrealized gains (losses)	1,104.5	(1,998.2)	(164.6)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net realized losses	388.2	1,102.1	105.0
Related federal income tax benefit	(135.9)	(385.7)	(36.8)

Net reclassification adjustment	252.3	716.4	68.2

Other comprehensive gain (loss) on securities available-for-sale	1,356.8	(1,281.8)	(96.4)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(4.1)	16.5	(17.2)
Related federal income tax benefit (expense)	1.5	(5.8)	6.0

Other comprehensive (loss) income on cash flow hedges	(2.6)	10.7	(11.2)

Other unrealized (losses) gains:
Net unrealized (losses) gains	(13.5)	7.4	(7.4)
Related federal income tax benefit (expense)	4.7	(2.5)	2.7

Other net unrealized (losses) gains	(8.8)	4.9	(4.7)

Unrecognized amounts on pension plans:
Net unrecognized amounts	—	(12.3)	1.0
Related federal income tax benefit (expense)	—	4.3	(0.4)

Other comprehensive (loss) income on unrecognized pension amounts	—	(8.0)	0.6

Total other comprehensive income (loss)	$1,345.4	$(1,274.2)	$(111.7)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities resulted in a cumulative-effect adjustment of $235.0 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2009, 2008 and 2007.

(16)	Employee Benefit Plans
The Company, excluding certain affiliated companies, participates in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC. Effective January 30, 2008, NMIC merged the Nationwide Life Insurance Company of America (NLICA) Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC. All participants are eligible for benefits based on an account balance formula. However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the FAP formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula. An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the FAP formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $11.0 million, $4.6 million, and $11.8 million for the years ended December 31, 2009, 2008 and 2007, respectively. The 2008 expense includes a gain of $5.4 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 17 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees. Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company. The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2009, 2008 and 2007.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates. Associates may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA. However, this plan has no active participants, and is in the process of being terminated. The Company’s expense for contributions to these plans was $8.7 million, $6.1 million, and $8.0 million for the years ended December 31, 2009, 2008 and 2007, respectively.

(17)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2009, 2008 and 2007, the Company made payments to NMIC and NSC totaling $233.1 million, $285.2 million, and $287.1 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.10 billion and $2.96 billion as of December 31, 2009 and 2008, respectively. Total revenues from these contracts were $143.1 million, $137.9 million and $132.3 million for the years ended December 31, 2009, 2008 and 2007, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.7 million, $115.6 million, and $110.1 million for the years ended December 31, 2009, 2008 and 2007, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2009, 2008 and 2007, the Company made lease payments to NMIC of $23.8 million, $21.5 million, and $23.0 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2009, 2008 and 2007 were $176.8 million, $202.3 million, and $317.6 million, respectively, while benefits, claims and expenses ceded during these years were $196.2 million, $218.9 million, and $348.1 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2009 and 2008, customer allocations to NFG funds totaled $23.73 billion and $18.08 billion, respectively. For the years ended December 31, 2009, 2008, and 2007, NFG paid the Company $78.8 million, $76.7 million, and $79.6 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2009 and 2008, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2009, the Company had no outstanding borrowings at any given time. During 2008 and 2007, the most the Company had outstanding at any given time was $151.6 million and $178.2 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $918.7 million and $2.58 billion as of December 31, 2009 and 2008, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2009, 2008 and 2007 were $48.3 million, $52.7 million, and $59.5 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.2 million, $11.0 million, and $9.4 million for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $4.0 million and ($22.5) million during the years ended December 31, 2009 and 2008, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2009, NLIC received a $20.0 million capital contribution from NFS.

During 2009, NLIC did not pay dividends to NFS. In 2008 and 2007, NLIC paid dividends to NFS totaling $460.5 million, and $612.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $273.2 million to Nationwide Mutual Insurance Company (NMIC). The sale resulted in a net realized loss of $33.5 million to the Company.

During 2009, the Company sold private equity investments to NMIC for $61.0 million, including the one private equity investment that is considered a VIE (See Note 20). The private equity investments were carried and sold at fair value. No gain or loss was recognized on the sale.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(18)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint. On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint. On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On July 10, 2009, the Court of Appeals heard oral argument. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs’ sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant’s had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. Also on November 6, 2009, the Court denied plaintiffs’ motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene. On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court’s order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint. On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009. The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151.0 million. The Company is currently at appeals on this issue and believes that it will ultimately prevail based on technical merits.

(19)	Guarantees
Since 2002, the Company has sold $696.1 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025. As of December 31, 2009 and 2008, the Company held guarantee reserves totaling $5.5 million and $5.1 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $985.9 million. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2009, the Company did not hold any stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2009, the stabilization reserve was not increased and the remainder of the stabilization reserve, $0.8 million, was released into income. In 2008, $0.8 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(20)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of LIHTC Funds to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 19). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $350.6 million and $416.0 million as of December 31, 2009 and December 31, 2008, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2009	2008
Other long-term investments	$314.3	$371.1
Short-term investments	16.4	20.9
Other assets	33.8	41.6
Other liabilities	(13.9)	(17.6)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2009 and December 31, 2008 (except for the impact of guarantees disclosed in Note 19). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary. The carrying amount of these unconsolidated VIEs was $110.0 million and $156.3 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs was $122.9 million and $179.6 million as of December 31, 2009 and 2008, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had a relationship with one structured product investment that is considered a VIE as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $9.2 million and $8.9 million as of December 31, 2009 and December 31, 2008, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

The Company was invested in 7 and 12 structured product investments that are considered VIEs as of December 31, 2009 and 2008, respectively, where the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $31.8 million and $17.8 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Private Equity Investments

The Company had a relationship with one private equity investment that is considered a VIE as of December 31, 2008, where the Company was the primary beneficiary. On September 30, 2009, NLIC sold this private equity investment, which had net assets of $14.1 million, to NMIC.

(21)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the The BEST of AMERICA®, Nationwide DestinationSM, and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product. The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2009
Revenues:
Policy charges	$521.9	$93.2	$633.7	$(3.7)	$1,245.1
Premiums	191.2	—	278.5	—	469.7
Net investment income	562.0	679.0	491.8	146.3	1,879.1
Non-operating net realized investment gains1	—	—	—	619.1	619.1
Other-than-temporary impairments losses	—	—	—	(574.6)	(574.6)
Other income2	(168.1)	0.1	0.2	(1.4)	(169.2)

Total revenues	1,107.0	772.3	1,404.2	185.7	3,469.2

Benefits and expenses:
Interest credited to policyholder accounts	393.6	432.5	200.8	73.2	1,100.1
Benefits and claims	247.3	—	537.8	27.0	812.1
Policyholder dividends	—	—	87.0	—	87.0
Amortization of DAC	(1.4)	44.5	158.1	264.4	465.6
Amortization of VOBA and other intangible assets	0.9	8.9	45.0	8.0	62.8
Interest expense	—	—	—	55.3	55.3
Other operating expenses	178.8	150.8	183.9	66.3	579.8

Total benefits and expenses	819.2	636.7	1,212.6	494.2	3,162.7

Income (loss) from continuing operations before federal income tax expense (benefit)	287.8	135.6	191.6	(308.5)	$306.5

Less: non-operating net realized investment gains1	—	—	—	(619.1)
Less: non-operating other-than-temporary impairment losses	—	—	—	574.6
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	296.5
Less: net loss attributable to noncontrolling interest	—	—	—	52.3

Pre-tax operating earnings (loss)	$287.8	$135.6	$191.6	$(4.2)

Assets as of year end	$48,890.6	$25,034.7	$22,115.1	$2,953.3	$98,993.7

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$602.9	$119.9	$617.7	$—	$1,340.5
Premiums	120.2	—	273.9	—	394.1
Net investment income	530.4	650.7	485.8	197.8	1,864.7
Non-operating net realized investment losses1	—	—	—	(386.8)	(386.8)
Other-than-temporary impairments losses	—	—	—	(1,130.7)	(1,130.7)
Other income2	109.5	0.9	—	(75.6)	34.8

Total revenues	1,363.0	771.5	1,377.4	(1,395.3)	2,116.6

Benefits and expenses:
Interest credited to policyholder accounts	379.1	435.9	196.2	161.4	1,172.6
Benefits and claims	378.5	—	489.4	(11.8)	856.1
Policyholder dividends	—	—	93.1	—	93.1
Amortization of DAC	647.7	40.6	129.9	(126.6)	691.6
Amortization of VOBA and other intangible assets	7.8	1.3	22.1	(0.3)	30.9
Interest expense	—	—	—	61.8	61.8
Other operating expenses	189.9	152.3	191.7	97.7	631.6

Total benefits and expenses	1,603.0	630.1	1,122.4	182.2	3,537.7

(Loss) income from continuing operations before federal income tax expense	(240.0)	141.4	255.0	(1,577.5)	$(1,421.1)

Less: non-operating net realized investment losses1	—	—	—	386.8
Less: non-operating other-than-temporary impairment losses	—	—	—	1,130.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(139.2)
Less: net loss attributable to noncontrolling interest	—	—	—	72.3

Pre-tax operating (loss) earnings	$(240.0)	$141.4	$255.0	$(126.9)

Assets as of year end	$42,508.1	$22,497.8	$20,360.3	$6,437.4	$91,803.6

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$662.6	$147.3	$574.0	$—	$1,383.9
Premiums	133.3	—	273.7	—	407.0
Net investment income	642.9	655.0	471.2	423.1	2,192.2
Non-operating net realized investment losses1	—	—	—	(36.9)	(36.9)
Other-than-temporary impairments losses	—	—	—	(117.7)	(117.7)
Other income2	3.1	—	—	(4.5)	(1.4)

Total revenues	1,441.9	802.3	1,318.9	264.0	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	444.3	443.3	192.0	231.4	1,311.0
Benefits and claims	233.5	—	439.0	—	672.5
Policyholder dividends	—	—	83.1	—	83.1
Amortization of DAC	287.1	27.4	93.1	(25.5)	382.1
Amortization of VOBA and other intangible assets	5.3	2.5	40.5	0.2	48.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	194.8	179.9	187.2	68.9	630.8

Total benefits and expenses	1,165.0	653.1	1,034.9	345.0	3,198.0

Income (loss) from continuing operations before federal income tax expense	276.9	149.2	284.0	(81.0)	$629.1

Less: non-operating net realized investment losses1	—	—	—	36.9
Less: non-operating other-than-temporary impairment losses	—	—	—	117.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)
Less: net loss attributable to noncontrolling interest	—	—	—	50.9

Pre-tax operating earnings	$276.9	$149.2	$284.0	$99.0

Assets as of year end	$56,564.4	$27,963.2	$22,874.1	$10,222.0	$117,623.7

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2009 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$151.1	$151.1
U.S. Government agencies	551.3	602.8	602.8
Obligations of states and political subdivisions	567.6	548.9	548.9
Foreign governments	69.9	75.1	75.1
Public utilities	2,487.3	2,598.6	2,598.6
All other corporate	21,290.3	20,773.2	20,773.2

Total fixed maturity securities available-for-sale	25,103.1	24,749.7	24,749.7

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	28.2	31.5	31.5
Industrial, miscellaneous and all other	1.1	1.9	1.9
Nonredeemable preferred stocks	19.5	19.2	19.2

Total equity securities available-for-sale	48.8	52.6	52.6

Mortgage loans on real estate, net	6,916.4		6,829.0	1
Real estate, net:
Investment properties	11.4		8.9	2

Total real estate, net	11.4		8.9

Policy loans	1,050.4		1,050.4
Other long-term investments	457.5		457.5
Short-term investments, including amounts managed by a related party	1,003.4		1,003.4

Total investments	$34,591.0		$34,151.5

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums1	Other policy claims and benefits payable1	Premium revenue
2009
Individual Investments	$1,911.5	$10,870.4			$191.2
Retirement Plans	270.6	11,702.4			—
Individual Protection	1,770.0	8,745.3			278.5
Corporate and Other	31.0	1,831.3

Total	$3,983.1	$33,149.4			$469.7

2008
Individual Investments	$1,883.0	$12,476.8			$120.2
Retirement Plans	290.1	11,497.5			—
Individual Protection	1,734.8	8,350.6			273.9
Corporate and Other	615.9	3,389.6			—

Total	$4,523.8	$35,714.5			$394.1

2007
Individual Investments	$2,078.1	$11,316.4			$133.3
Retirement Plans	292.9	10,973.1			—
Individual Protection	1,637.6	8,191.7			273.7
Corporate and Other	87.0	4,973.4			—

Total	$4,095.6	$35,454.6			$407.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses2	Premiums written
2009
Individual Investments	$562.0	$640.9	$(1.4)	$179.7
Retirement Plans	679.0	432.5	44.5	159.7
Individual Protection	491.8	825.6	158.1	228.9
Corporate and Other	146.3	100.2	264.4	129.6

Total	$1,879.1	$1,999.2	$465.6	$697.9

2008
Individual Investments	$530.4	$757.6	$647.7	$197.7
Retirement Plans	650.7	435.9	40.6	153.6
Individual Protection	485.8	778.7	129.9	213.8
Corporate and Other	197.8	149.6	(126.6)	159.2

Total	$1,864.7	$2,121.8	$691.6	$724.3

2007
Individual Investments	$642.9	$677.8	$287.1	$200.1
Retirement Plans	655.0	443.3	27.4	182.4
Individual Protection	471.2	714.1	93.1	227.7
Corporate and Other	423.1	231.4	(25.5)	139.1

Total	$2,192.2	$2,066.6	$382.1	$749.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2009
Life insurance in force	$208,484.5	$76,136.2	$8.2	$132,356.5	0.0%

Premiums:
Life insurance1	$549.9	$80.5	$0.3	$469.7	0.1%
Accident and health insurance	212.0	222.7	11.7	1.0	NM

Total	$761.9	$303.2	$12.0	$470.7	2.5%

2008
Life insurance in force	$208,071.0	$75,091.7	$12.3	$132,991.6	0.0%

Premiums:
Life insurance1	$476.8	$83.7	$1.0	$394.1	0.3%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$659.7	$293.0	$27.4	$394.1	7.0%

2007
Life insurance in force	$200,600.5	$76,178.6	$14.0	$124,435.9	0.0%

Premiums:
Life insurance1	$497.5	$92.5	$2.0	$407.0	0.5%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$786.7	$409.3	$29.6	$407.0	7.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2009, 2008 and 2007 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2009
Valuation allowances - mortgage loans on real estate	$42.4	$84.8	$—	$49.8	$77.4

2008
Valuation allowances - mortgage loans on real estate	$24.8	$20.8	$—	$3.2	$42.4

2007
Valuation allowances - mortgage loans on real estate	$36.0	$1.1	$—	$12.3	$24.8

1	Amounts represent transfers to real estate owned, recoveries and sales to NMIC.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

partc.htm

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements

Nationwide Variable Account-9:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2009 .

Statements of Operations for the year ended
December 31, 2009 .

Statements of Changes in Contract Owners' Equity for the years ended December 31, 2009 and 2008 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of  Income (Loss) for the
years ended December 31, 2009 , 2008 and
2007 .

Consolidated Balance Sheets as of December
31, 2009 and 2008 .

Consolidated Statements of Changes in Shareholder’s
Equity as of December 31,
2009 , 2008 and 2007 .

Consolidated Statements of Cash Flows for
the years ended December 31, 2009 , 2008
and 2007 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with the initial Registration Statement on May 19, 1998 (File No. 333-53023) and incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with Post-Effective Amendment No. 6 on April 26, 2000 (File No. 333-53023) and incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously with the initial Registration Statement on May 19, 1998 (File No. 333-53023) and incorporated by reference.

(5)	Variable Annuity Application – Filed previously with the initial Registration Statement on May 19, 1998 (File No. 333-53023) and incorporated by reference.

(6)	Depositor’s Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document " exhibit6a.htm " and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document " exhibit6b.htm " and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document " exhibit6c.htm " and hereby incorporated by reference.

(7)	Not Applicable

(8)	Fund Participation Agreements

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document “aimfpa99h1.htm”

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2”

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm”

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document “fedfpa99h4.htm”

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”

(6)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document “janusfpa99h9a.htm”

(7)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document “mfsfpa99h11.htm”

(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document “nwfpa99h12a.htm”

(9)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document “neuberfpa99h13.htm”

(10)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document “oppenfpa99h14.htm”

(11)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document “univfpa99h16.htm”

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(12)
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document “alliancebernsteinfpa.htm”.

The following Fund Participation Agreements were previously filed on April 23, 2008 with post-effective amendment number 25 of registration statement (033-89560) under Exhibit 24(b), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(13)
Fund Participation Agreement with The Universal Institutional Funds, Inc. Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc. dated February 1, 2002, under document “vankampenfpa.htm”.

(9)	Opinion of Counsel – Filed previously with the initial Registration Statement on May 19, 1998 (File No. 333-53023) and incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Chief Investment Officer	Gail G. Snyder
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President – NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President-Property and Casualty/Farm Product Pricing	James R. Burke
Senior Vice President – Internal Audit	Kai V. Monahan
Senior Vice President	Matthew Jauchius
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment adviser to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisers and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment adviser.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment adviser.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment adviser and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment adviser.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company Dotted Line
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
OH
IA
OH
NATIONWIDE BANK
FED
PENSION ASSOCIATES, INC.
WI
G.B.
LUX

(Nationwide Corp. subsidiaries)

Item 27.          Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2010 was 3, 409 and 5, 170 respectively.

Item 28.          Indemnification

Provision is made in the Company’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.          Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.          Management Services

Not Applicable

Item 32.          Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

 SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT -9 certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 22 nd day of April , 2010 .

NATIONWIDE VARIABLE - 9
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact

As required by the Securities Act of 1933, Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 22 nd   day of April , 2010 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, President, Chief Operating Officer, and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/  TIMOTHY D. CRAWFORD

Timothy D. Crawford

Attorney-in-Fact